UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-21114

ProShares Trust
(Exact name of registrant as specified in charter)

7272 Wisconsin Avenue, 21st Floor
Bethesda, MD 20814
(Address of principal executive offices) (Zip code)

Michael L. Sapir, CEO
ProShare Advisors LLC
7272 Wisconsin Avenue, 21st Floor
Bethesda, MD 20814
(Name and Address of Agent for Service)

with copies to:
Allison Fumai, Esq.
Mark Perlow, Esq.
Dechert LLP
1095 Avenue of the Americas
New York, NY 10036

Registrant’s telephone number, including area code: (240) 497-6400
Date of fiscal year end: May 31
Date of reporting period: November 30, 2025
Item 1. Reports to Stockholders.
        (a)            The following is a copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1)

Big Data Refiners ETF

DAT - NYSE Arca

Semi-annual Shareholder Report  — November 30, 2025

This Semi-annual shareholder report contains important information about Big Data Refiners ETF (the “Fund”) for the period of June 1, 2025 to November 30, 2025. You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: www.proshares.com/fund-documents.

What were the Fund's costs for the period?

(based on a hypothetical $10,000 investment)

Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (Annualized)
DAT	$29	0.58%

Key Fund Statistics

  Net Assets$6,566,801
  Number of Portfolio Holdings29
  Portfolio Turnover Rate18%

Market Exposure

Investment Type	% of Net Assets
Equity Securities	100%
Total	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Sector Weights

Sector	% of Exposure
Information Technology	93.5%
Consumer Discretionary	3.2%
Industrials	2.6%
Financials	0.7%

Largest Holdings

Holdings	% of Net Assets
InterDigital, Inc.	8.1%
MongoDB, Inc., Class A	7.8%
Palantir Technologies, Inc., Class A	6.8%
Datadog, Inc., Class A	6.8%
Snowflake, Inc., Class A	6.1%
Confluent, Inc., Class A	4.7%
Zebra Technologies Corp., Class A	4.4%
Elastic NV	4.2%
Tyler Technologies, Inc.	4.2%
Dynatrace, Inc.	4.2%

Country Weights

Country	% of Exposure
United States	85.4%
Israel	6.5%
France	3.3%
United Kingdom	3.2%
Canada	0.9%
Other	0.7%

Big Data Refiners ETF - DAT

Semi-annual Shareholder Report  — November 30, 2025

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.proshares.com or by calling ProShares Trust at 866-776-5125.

DAT1125

Decline of the Retail Store ETF

EMTY - NYSE Arca

Semi-annual Shareholder Report  — November 30, 2025

This Semi-annual shareholder report contains important information about Decline of the Retail Store ETF (the “Fund”) for the period of June 1, 2025 to November 30, 2025. You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: www.proshares.com/fund-documents.

What were the Fund's costs for the period?

(based on a hypothetical $10,000 investment)

Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (Annualized)
EMTY	$32	0.65%

Key Fund Statistics

  Net Assets$3,259,895
  Number of Portfolio Holdings5
  Portfolio Turnover Rate-%

Market Exposure

Investment Type	% of Net Assets
Solactive-ProShares Bricks and Mortar Retail Store Index Short Swaps	(100)%
Total	(100)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Sector Weights

Sector	% of Exposure
Consumer Discretionary	61.4%
Consumer Staples	35.6%
Materials	3.0%

Largest Holdings

Holdings	% of Net Assets
Repurchase Agreements with various counterparties	96.3%

Decline of the Retail Store ETF - EMTY

Semi-annual Shareholder Report  — November 30, 2025

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.proshares.com or by calling ProShares Trust at 866-776-5125.

EMTY1125

DJ Brookfield Global Infrastructure ETF

TOLZ - NYSE Arca

Semi-annual Shareholder Report  — November 30, 2025

This Semi-annual shareholder report contains important information about DJ Brookfield Global Infrastructure ETF (the “Fund”) for the period of June 1, 2025 to November 30, 2025. You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: www.proshares.com/fund-documents.

What were the Fund's costs for the period?

(based on a hypothetical $10,000 investment)

Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (Annualized)
TOLZ	$23	0.45%

Key Fund Statistics

  Net Assets$152,144,271
  Number of Portfolio Holdings113
  Portfolio Turnover Rate6%

Market Exposure

Investment Type	% of Net Assets
Equity Securities	91%
Master Limited Partnership	8%
Closed End Fund	-%Footnote Reference*
Total	99%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Sector Weights

Sector	% of Exposure
Utilities	38.7%
Energy	36.1%
Industrials	14.6%
Real Estate	7.6%
Communication Services	2.3%
Financials	0.7%

Largest Holdings

Holdings	% of Net Assets
Enbridge, Inc.	7.2%
National Grid plc	5.1%
Vinci SA	4.8%
American Tower Corp.	4.4%
Williams Cos., Inc. (The)	3.9%
TC Energy Corp.	3.8%
Sempra	3.2%
Kinder Morgan, Inc.	2.8%
Energy Transfer LP	2.7%
Exelon Corp.	2.5%

Country Weights

Country	% of Exposure
United States	49.7%
Canada	17.3%
United Kingdom	7.3%
Spain	5.9%
France	5.6%
Australia	2.8%
Italy	2.7%
China	1.8%
Mexico	1.3%
Hong Kong	1.3%
Other	4.3%

*   Represents less than 0.5% of net assets.

DJ Brookfield Global Infrastructure ETF - TOLZ

Semi-annual Shareholder Report  — November 30, 2025

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.proshares.com or by calling ProShares Trust at 866-776-5125.

TOLZ1125

Equities for Rising Rates ETF

EQRR - The Nasdaq Stock Market

Semi-annual Shareholder Report  — November 30, 2025

This Semi-annual shareholder report contains important information about Equities for Rising Rates ETF (the “Fund”) for the period of June 1, 2025 to November 30, 2025. You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: www.proshares.com/fund-documents.

What were the Fund's costs for the period?

(based on a hypothetical $10,000 investment)

Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (Annualized)
EQRR	$19	0.35%

Key Fund Statistics

  Net Assets$12,120,043
  Number of Portfolio Holdings51
  Portfolio Turnover Rate65%

Market Exposure

Investment Type	% of Net Assets
Equity Securities	100%
Total	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Sector Weights

Sector	% of Exposure
Energy	29.2%
Financials	19.5%
Industrials	11.6%
Consumer Staples	10.7%
Consumer Discretionary	9.9%
Information Technology	9.2%
Communication Services	5.1%
Health Care	3.3%
Materials	1.5%

Largest Holdings

Holdings	% of Net Assets
Halliburton Co.	3.1%
Diamondback Energy, Inc.	3.1%
SLB Ltd.	3.1%
Valero Energy Corp.	3.0%
Baker Hughes Co., Class A	3.0%
Marathon Petroleum Corp.	2.9%
Marriott International, Inc., Class A	2.9%
Chevron Corp.	2.8%
Delta Air Lines, Inc.	2.8%
EOG Resources, Inc.	2.8%

Equities for Rising Rates ETF - EQRR

Semi-annual Shareholder Report  — November 30, 2025

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.proshares.com or by calling ProShares Trust at 866-776-5125.

EQRR1125

Global Listed Private Equity ETF

PEX - Cboe BZX Exchange

Semi-annual Shareholder Report  — November 30, 2025

This Semi-annual shareholder report contains important information about Global Listed Private Equity ETF (the “Fund”) for the period of June 1, 2025 to November 30, 2025. You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: www.proshares.com/fund-documents.

What were the Fund's costs for the period?

(based on a hypothetical $10,000 investment)

Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (Annualized)
PEX	$30	0.60%

Key Fund Statistics

  Net Assets$12,951,937
  Number of Portfolio Holdings32
  Portfolio Turnover Rate12%

Market Exposure

Investment Type	% of Net Assets
Equity Securities	87%
Closed End Fund	12%
Total	99%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Country Weights

Country	% of Exposure
United States	46.7%
United Kingdom	17.1%
Belgium	8.7%
France	7.5%
Canada	6.4%
Sweden	4.5%
Switzerland	2.2%
Other	6.9%

Largest Holdings

Holdings	% of Net Assets
Ares Capital Corp.	10.7%
Main Street Capital Corp.	7.6%
3i Group plc	7.3%
Sofina SA	7.3%
Onex Corp.	6.9%
FS KKR Capital Corp.	5.1%
Golub Capital BDC, Inc.	4.8%
Hercules Capital, Inc.	4.6%
HgCapital Trust plc	4.5%
Eurazeo SE	4.2%

Global Listed Private Equity ETF - PEX

Semi-annual Shareholder Report  — November 30, 2025

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.proshares.com or by calling ProShares Trust at 866-776-5125.

PEX1125

Hedge Replication ETF

HDG - NYSE Arca

Semi-annual Shareholder Report  — November 30, 2025

This Semi-annual shareholder report contains important information about Hedge Replication ETF (the “Fund”) for the period of June 1, 2025 to November 30, 2025. You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: www.proshares.com/fund-documents.

What were the Fund's costs for the period?

(based on a hypothetical $10,000 investment)

Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (Annualized)
HDG	$49	0.95%

Key Fund Statistics

  Net Assets$24,593,310
  Number of Portfolio Holdings1,967
  Portfolio Turnover Rate19%

Market Exposure

Investment Type	% of Net Assets
Equity Securities	15%
iShares® MSCI Emerging Markets ETF Long Swaps	10%
iShares® MSCI EAFE ETF Long Swaps	7%
S&P 500® Total Return Index Long Swaps	4%
Russell 2000® Total Return Index Long Swaps	-%Footnote Reference*
E-Mini Euro Futures	(11)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Sector Weights

Sector	% of Exposure
Health Care	18.4%
Financials	17.4%
Industrials	17.2%
Information Technology	14.9%
Consumer Discretionary	9.3%
Real Estate	5.8%
Energy	4.9%
Materials	4.2%
Utilities	3.3%
Communication Services	2.6%
Other	2.0%

Largest Holdings

Holdings	% of Net Assets
Credo Technology Group Holding Ltd.	0.1%
Bloom Energy Corp., Class A	0.1%
Fabrinet	0.1%
IonQ, Inc.	0.1%
Nextpower, Inc., Class A	0.1%
Guardant Health, Inc.	0.1%
Kratos Defense & Security Solutions, Inc.	0.1%
Bridgebio Pharma, Inc.	0.1%
Madrigal Pharmaceuticals, Inc.	0.1%
Coeur Mining, Inc.	0.1%

*   Represents less than 0.5% of net assets.

Hedge Replication ETF - HDG

Semi-annual Shareholder Report  — November 30, 2025

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.proshares.com or by calling ProShares Trust at 866-776-5125.

HDG1125

High Yield-Interest Rate Hedged

HYHG - Cboe BZX Exchange

Semi-annual Shareholder Report  — November 30, 2025

This Semi-annual shareholder report contains important information about High Yield-Interest Rate Hedged (the “Fund”) for the period of June 1, 2025 to November 30, 2025. You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: www.proshares.com/fund-documents.

What were the Fund's costs for the period?

(based on a hypothetical $10,000 investment)

Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (Annualized)
HYHG	$26	0.50%

Key Fund Statistics

  Net Assets$162,807,298
  Number of Portfolio Holdings236
  Portfolio Turnover Rate43%

Market Exposure

Investment Type	% of Net Assets
Corporate Bonds	95%
U.S. Treasury 10 Year Note Futures	(13)%
U.S. 2 Year Treasury Note Futures	(38)%
U.S. 5 Year Treasury Note Futures	(46)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Sector Weights

Sector	% of Exposure
Communication Services	18.8%
Industrials	16.5%
Consumer Discretionary	12.8%
Financials	12.4%
Health Care	9.8%
Energy	7.9%
Information Technology	6.3%
Materials	6.1%
Utilities	4.2%
Real Estate	3.0%
Other	2.2%

Largest Holdings

Holdings	% of Net Assets
Quikrete Holdings, Inc. 6.38%, due 03/01/32	1.5%
Medline Borrower LP 5.25%, due 10/01/29	1.3%
Cloud Software Group, Inc. 6.50%, due 03/31/29	1.3%
EchoStar Corp. 10.75%, due 11/30/29	1.2%
Level 3 Financing, Inc. 6.88%, due 06/30/33	1.1%
TransDigm, Inc. 6.38%, due 03/01/29	1.0%
Carnival Corp. 5.75%, due 08/01/32	1.0%
Community Health Systems, Inc. 10.88%, due 01/15/32	1.0%
HUB International Ltd. 7.38%, due 01/31/32	0.9%
First Quantum Minerals Ltd. 9.38%, due 03/01/29	0.9%

High Yield-Interest Rate Hedged - HYHG

Semi-annual Shareholder Report  — November 30, 2025

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.proshares.com or by calling ProShares Trust at 866-776-5125.

HYHG1125

Inflation Expectations ETF

RINF - NYSE Arca

Semi-annual Shareholder Report  — November 30, 2025

This Semi-annual shareholder report contains important information about Inflation Expectations ETF (the “Fund”) for the period of June 1, 2025 to November 30, 2025. You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: www.proshares.com/fund-documents.

What were the Fund's costs for the period?

(based on a hypothetical $10,000 investment)

Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (Annualized)
RINF	$15	0.30%

Key Fund Statistics

  Net Assets$18,053,719
  Number of Portfolio Holdings5
  Portfolio Turnover Rate-%

Market Exposure

Investment Type	% of Net Assets
FTSE 30-Year TIPS (Treasury Rate-Hedged) Index (long exposure to 30-year Treasury Bond inverse index) Long Swaps	133%
FTSE 30-Year TIPS (Treasury Rate-Hedged) Index (long exposure to 30-year Treasury Inflation-Protected Securities (TIPS) bond) Long Swaps	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Sector Weights

Sector	% of Exposure
30-Year Treasury Inflation-Protected Securities (TIPS) Bond	100.0%
30-Year U.S. Treasury Bond	(132.8%)

Largest Holdings

Holdings	% of Net Assets
Repurchase Agreements with various counterparties	94.4%

Inflation Expectations ETF - RINF

Semi-annual Shareholder Report  — November 30, 2025

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.proshares.com or by calling ProShares Trust at 866-776-5125.

RINF1125

Investment Grade-Interest Rate Hedged

IGHG - Cboe BZX Exchange

Semi-annual Shareholder Report  — November 30, 2025

This Semi-annual shareholder report contains important information about Investment Grade-Interest Rate Hedged (the “Fund”) for the period of June 1, 2025 to November 30, 2025. You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: www.proshares.com/fund-documents.

What were the Fund's costs for the period?

(based on a hypothetical $10,000 investment)

Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (Annualized)
IGHG	$15	0.30%

Key Fund Statistics

  Net Assets$276,824,708
  Number of Portfolio Holdings183
  Portfolio Turnover Rate10%

Market Exposure

Investment Type	% of Net Assets
Corporate Bonds	95%
U.S. Treasury Ultra Bond Futures	(1)%
U.S. Treasury 10 Year Note Futures	(24)%
U.S. Treasury Long Bond Futures	(63)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Sector Weights

Sector	% of Exposure
Financials	38.8%
Communication Services	13.2%
Health Care	12.0%
Energy	8.7%
Information Technology	8.3%
Consumer Staples	7.2%
Industrials	4.1%
Materials	3.1%
Consumer Discretionary	3.0%
Utilities	1.6%

Largest Holdings

Holdings	% of Net Assets
Morgan Stanley 4.38%, due 01/22/47	1.6%
Apple, Inc. 3.45%, due 02/09/45	1.6%
Oracle Corp. 6.50%, due 04/15/38	1.4%
JPMorgan Chase & Co. 5.50%, due 10/15/40	1.4%
International Business Machines Corp. 4.25%, due 05/15/49	1.4%
Bank of America Corp. 5.88%, due 02/07/42	1.4%
Goldman Sachs Group, Inc. (The) 6.25%, due 02/01/41	1.3%
HSBC Holdings plc 6.50%, due 09/15/37	1.2%
Cisco Systems, Inc. 5.90%, due 02/15/39	1.2%
GlaxoSmithKline Capital, Inc. 6.38%, due 05/15/38	1.1%

Investment Grade-Interest Rate Hedged - IGHG

Semi-annual Shareholder Report  — November 30, 2025

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.proshares.com or by calling ProShares Trust at 866-776-5125.

IGHG1125

K-1 Free Crude Oil ETF

OILK - Cboe BZX Exchange

Semi-annual Shareholder Report  — November 30, 2025

This Semi-annual shareholder report contains important information about K-1 Free Crude Oil ETF (the “Fund”) for the period of June 1, 2025 to November 30, 2025. You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: www.proshares.com/fund-documents.

What were the Fund's costs for the period?

(based on a hypothetical $10,000 investment)

Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (Annualized)
OILK	$35	0.69%

Key Fund Statistics

  Net Assets$59,185,275
  Number of Portfolio Holdings4
  Portfolio Turnover Rate-%

Market Exposure

Investment Type	% of Net Assets
WTI Crude Oil Futures	100%
Total	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Sector Weights

Sector	% of Exposure
WTI Crude Oil	100.0%

Largest Holdings

Holdings	% of Net Assets
Repurchase Agreements with various counterparties	84.8%

K-1 Free Crude Oil ETF - OILK

Semi-annual Shareholder Report  — November 30, 2025

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.proshares.com or by calling ProShares Trust at 866-776-5125.

OILK1125

Large Cap Core Plus

CSM - Cboe BZX Exchange

Semi-annual Shareholder Report  — November 30, 2025

This Semi-annual shareholder report contains important information about Large Cap Core Plus (the “Fund”) for the period of June 1, 2025 to November 30, 2025. You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: www.proshares.com/fund-documents.

What were the Fund's costs for the period?

(based on a hypothetical $10,000 investment)

Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (Annualized)
CSM	$25	0.45%

Key Fund Statistics

  Net Assets$486,979,456
  Number of Portfolio Holdings300
  Portfolio Turnover Rate35%

Market Exposure

Investment Type	% of Net Assets
Equity Securities	91%
UBS 130/30 Large Cap Index (long portion) Long Swaps	39%
UBS 130/30 Large Cap Index (short portion) Short Swaps	(30)%
Total	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Sector Weights

Sector	% of Exposure
Information Technology	29.1%
Financials	13.4%
Industrials	10.8%
Consumer Discretionary	9.3%
Health Care	9.3%
Communication Services	8.9%
Real Estate	5.3%
Consumer Staples	4.6%
Utilities	4.0%
Energy	2.9%
Other	2.4%

Largest Holdings

Holdings	% of Net Assets
NVIDIA Corp.	4.9%
Apple, Inc.	4.7%
Microsoft Corp.	4.1%
Amazon.com, Inc.	2.4%
Broadcom, Inc.	2.0%
Alphabet, Inc., Class A	1.9%
Meta Platforms, Inc., Class A	1.8%
Alphabet, Inc., Class C	1.5%
Tesla, Inc.	1.2%
Berkshire Hathaway, Inc., Class B	0.8%

Large Cap Core Plus - CSM

Semi-annual Shareholder Report  — November 30, 2025

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.proshares.com or by calling ProShares Trust at 866-776-5125.

CSM1125

Long Online/Short Stores ETF

CLIX - NYSE Arca

Semi-annual Shareholder Report  — November 30, 2025

This Semi-annual shareholder report contains important information about Long Online/Short Stores ETF (the “Fund”) for the period of June 1, 2025 to November 30, 2025. You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: www.proshares.com/fund-documents.

What were the Fund's costs for the period?

(based on a hypothetical $10,000 investment)

Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (Annualized)
CLIX	$36	0.65%

Key Fund Statistics

  Net Assets$7,520,165
  Number of Portfolio Holdings28
  Portfolio Turnover Rate26%

Market Exposure

Investment Type	% of Net Assets
Equity Securities	86%
ProShares Online Retail Index Long Swaps	14%
Solactive-ProShares Bricks and Mortar Retail Store Index Short Swaps	(50)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Sector Weights

Sector	% of Exposure
Consumer Discretionary	98.3%
Consumer Staples	1.7%

Largest Holdings

Holdings	% of Net Assets
Amazon.com, Inc.	20.5%
Alibaba Group Holding Ltd. (ADR)	10.3%
eBay, Inc.	6.9%
Carvana Co., Class A	4.3%
Coupang, Inc.	3.8%
Chewy, Inc., Class A	3.8%
Wayfair, Inc., Class A	3.7%
Bed Bath & Beyond, Inc.	3.7%
GigaCloud Technology, Inc., Class A	3.7%
Buckle, Inc. (The)	3.7%

Long Online/Short Stores ETF - CLIX

Semi-annual Shareholder Report  — November 30, 2025

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.proshares.com or by calling ProShares Trust at 866-776-5125.

CLIX1125

Merger ETF

MRGR - Cboe BZX Exchange

Semi-annual Shareholder Report  — November 30, 2025

This Semi-annual shareholder report contains important information about Merger ETF (the “Fund”) for the period of June 1, 2025 to November 30, 2025. You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: www.proshares.com/fund-documents.

What were the Fund's costs for the period?

(based on a hypothetical $10,000 investment)

Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (Annualized)
MRGR	$39	0.75%

Key Fund Statistics

  Net Assets$12,469,837
  Number of Portfolio Holdings62
  Portfolio Turnover Rate192%

Market Exposure

Investment Type	% of Net Assets
Equity Securities	91%
S&P Merger Arbitrage Index (long exposure to Targets) Long Swaps	28%
S&P Merger Arbitrage Index (short exposure to Acquirers) Short Swaps	(39)%
Goldman Sachs International Forwards	(11)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Sector Weights

Sector	% of Exposure
Industrials	18.2%
Health Care	17.0%
Financials	16.5%
Information Technology	9.0%
Materials	7.6%
Consumer Staples	7.2%
Utilities	7.2%
Energy	5.1%
Consumer Discretionary	4.5%
Communication Services	4.5%
Other	3.2%

Largest Holdings

Holdings	% of Net Assets
Anywhere Real Estate, Inc.	3.0%
Avadel Pharmaceuticals plc (ADR)	2.6%
Northwestern Energy Group, Inc.	2.5%
Civitas Resources, Inc.	2.5%
New Gold, Inc.	2.5%
Kenvue, Inc.	2.4%
Axalta Coating Systems Ltd.	2.4%
Green Dot Corp., Class A	2.4%
NuVista Energy Ltd.	2.4%
Teck Resources Ltd., Class B	2.3%

Country Weights

Country	% of Exposure
United States	79.9%
Canada	7.1%
Netherlands	4.3%
United Kingdom	4.3%
Other	4.4%

Merger ETF - MRGR

Semi-annual Shareholder Report  — November 30, 2025

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.proshares.com or by calling ProShares Trust at 866-776-5125.

MRGR1125

Metaverse ETF

VERS - NYSE Arca

Semi-annual Shareholder Report  — November 30, 2025

This Semi-annual shareholder report contains important information about Metaverse ETF (the “Fund”) for the period of June 1, 2025 to November 30, 2025. You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: www.proshares.com/fund-documents.

What were the Fund's costs for the period?

(based on a hypothetical $10,000 investment)

Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (Annualized)
VERS	$33	0.58%

Key Fund Statistics

  Net Assets$6,073,328
  Number of Portfolio Holdings41
  Portfolio Turnover Rate42%

Market Exposure

Investment Type	% of Net Assets
Equity Securities	100%
Total	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Sector Weights

Sector	% of Exposure
Information Technology	60.1%
Communication Services	24.5%
Consumer Discretionary	7.9%
Real Estate	4.4%
Financials	3.1%

Largest Holdings

Holdings	% of Net Assets
Alphabet, Inc., Class A	5.3%
Apple, Inc.	4.8%
eXp World Holdings, Inc.	4.6%
QUALCOMM, Inc.	4.5%
Unity Software, Inc.	4.4%
Amazon.com, Inc.	4.4%
NVIDIA Corp.	4.3%
Micron Technology, Inc.	4.3%
Kopin Corp.	3.9%
Microsoft Corp.	3.7%

Metaverse ETF - VERS

Semi-annual Shareholder Report  — November 30, 2025

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.proshares.com or by calling ProShares Trust at 866-776-5125.

VERS1125

MSCI EAFE Dividend Growers ETF

EFAD - Cboe BZX Exchange

Semi-annual Shareholder Report  — November 30, 2025

This Semi-annual shareholder report contains important information about MSCI EAFE Dividend Growers ETF (the “Fund”) for the period of June 1, 2025 to November 30, 2025. You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: www.proshares.com/fund-documents.

What were the Fund's costs for the period?

(based on a hypothetical $10,000 investment)

Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (Annualized)
EFAD	$25	0.50%

Key Fund Statistics

  Net Assets$64,583,340
  Number of Portfolio Holdings82
  Portfolio Turnover Rate20%

Market Exposure

Investment Type	% of Net Assets
Equity Securities	99%
Total	99%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Sector Weights

Sector	% of Exposure
Health Care	18.7%
Information Technology	17.2%
Industrials	15.7%
Financials	13.1%
Materials	8.6%
Utilities	7.4%
Consumer Staples	7.1%
Communication Services	6.1%
Real Estate	3.7%
Consumer Discretionary	2.4%

Largest Holdings

Holdings	% of Net Assets
Sonic Healthcare Ltd.	1.4%
Deutsche Boerse AG	1.4%
Astellas Pharma, Inc.	1.3%
Roche Holding AG	1.3%
UCB SA	1.3%
CSL Ltd.	1.3%
DCC plc	1.3%
United Utilities Group plc	1.3%
Pro Medicus Ltd.	1.3%
Financiere de Tubize SA	1.3%

Country Weights

Country	% of Exposure
Japan	26.8%
United Kingdom	13.5%
Switzerland	12.0%
Australia	10.1%
Belgium	6.3%
Germany	5.0%
Italy	3.7%
Hong Kong	3.6%
France	3.5%
Spain	2.5%
Other	13.0%

MSCI EAFE Dividend Growers ETF - EFAD

Semi-annual Shareholder Report  — November 30, 2025

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.proshares.com or by calling ProShares Trust at 866-776-5125.

EFAD1125

MSCI Emerging Markets Dividend Growers ETF

EMDV - Cboe BZX Exchange

Semi-annual Shareholder Report  — November 30, 2025

This Semi-annual shareholder report contains important information about MSCI Emerging Markets Dividend Growers ETF (the “Fund”) for the period of June 1, 2025 to November 30, 2025. You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: www.proshares.com/fund-documents.

What were the Fund's costs for the period?

(based on a hypothetical $10,000 investment)

Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (Annualized)
EMDV	$31	0.60%

Key Fund Statistics

  Net Assets$7,308,653
  Number of Portfolio Holdings51
  Portfolio Turnover Rate38%

Market Exposure

Investment Type	% of Net Assets
Equity Securities	100%
Total	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Sector Weights

Sector	% of Exposure
Financials	23.3%
Information Technology	20.9%
Consumer Staples	20.5%
Health Care	8.3%
Utilities	8.1%
Industrials	6.3%
Communication Services	6.2%
Consumer Discretionary	4.3%
Materials	2.1%

Largest Holdings

Holdings	% of Net Assets
Haci Omer Sabanci Holding A/S	2.3%
Bank of China Ltd., Class A	2.2%
Sun Pharmaceutical Industries Ltd.	2.2%
Localiza Rent a Car SA	2.2%
Hankook Tire & Technology Co. Ltd.	2.2%
Lotes Co. Ltd.	2.2%
China Tower Corp. Ltd., Class H	2.2%
Wistron Corp.	2.2%
NAURA Technology Group Co. Ltd., Class A	2.2%
Persistent Systems Ltd.	2.2%

Country Weights

Country	% of Exposure
China	49.4%
India	18.7%
Taiwan	6.3%
South Korea	4.3%
Brazil	4.2%
South Africa	4.2%
Turkey	2.3%
Colombia	2.0%
Thailand	2.0%
Israel	2.0%
Other	4.6%

MSCI Emerging Markets Dividend Growers ETF - EMDV

Semi-annual Shareholder Report  — November 30, 2025

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.proshares.com or by calling ProShares Trust at 866-776-5125.

EMDV1125

MSCI Europe Dividend Growers ETF

EUDV - Cboe BZX Exchange

Semi-annual Shareholder Report  — November 30, 2025

This Semi-annual shareholder report contains important information about MSCI Europe Dividend Growers ETF (the “Fund”) for the period of June 1, 2025 to November 30, 2025. You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: www.proshares.com/fund-documents.

What were the Fund's costs for the period?

(based on a hypothetical $10,000 investment)

Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (Annualized)
EUDV	$27	0.55%

Key Fund Statistics

  Net Assets$8,586,455
  Number of Portfolio Holdings47
  Portfolio Turnover Rate24%

Market Exposure

Investment Type	% of Net Assets
Equity Securities	99%
Total	99%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Sector Weights

Sector	% of Exposure
Industrials	21.3%
Health Care	17.5%
Financials	13.4%
Information Technology	13.0%
Materials	10.8%
Utilities	8.9%
Consumer Staples	8.6%
Communication Services	4.3%
Real Estate	2.2%

Largest Holdings

Holdings	% of Net Assets
Deutsche Boerse AG	2.4%
Roche Holding AG	2.3%
UCB SA	2.3%
DCC plc	2.3%
United Utilities Group plc	2.3%
Financiere de Tubize SA	2.3%
Halma plc	2.2%
Nemetschek SE	2.2%
Buzzi SpA	2.2%
Legal & General Group plc	2.2%

Country Weights

Country	% of Exposure
United Kingdom	23.9%
Switzerland	21.4%
Belgium	11.2%
Germany	8.9%
Italy	6.5%
France	6.3%
Spain	4.4%
Netherlands	4.4%
Denmark	4.3%
Norway	2.2%
Other	6.5%

MSCI Europe Dividend Growers ETF - EUDV

Semi-annual Shareholder Report  — November 30, 2025

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.proshares.com or by calling ProShares Trust at 866-776-5125.

EUDV1125

MSCI Transformational Changes ETF

ANEW - NYSE Arca

Semi-annual Shareholder Report  — November 30, 2025

This Semi-annual shareholder report contains important information about MSCI Transformational Changes ETF (the “Fund”) for the period of June 1, 2025 to November 30, 2025. You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: www.proshares.com/fund-documents.

What were the Fund's costs for the period?

(based on a hypothetical $10,000 investment)

Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (Annualized)
ANEW	$23	0.45%

Key Fund Statistics

  Net Assets$7,684,906
  Number of Portfolio Holdings130
  Portfolio Turnover Rate19%

Market Exposure

Investment Type	% of Net Assets
Equity Securities	99%
Total	99%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Sector Weights

Sector	% of Exposure
Health Care	25.6%
Information Technology	21.8%
Communication Services	16.6%
Consumer Discretionary	12.0%
Materials	9.8%
Industrials	5.8%
Consumer Staples	5.1%
Financials	3.1%
Real Estate	0.2%

Largest Holdings

Holdings	% of Net Assets
Broadcom, Inc.	2.3%
Alphabet, Inc., Class A	2.2%
Meta Platforms, Inc., Class A	2.1%
International Flavors & Fragrances, Inc.	2.1%
Eli Lilly & Co.	2.1%
Roche Holding AG	2.1%
Danaher Corp.	2.1%
McCormick & Co., Inc. (Non-Voting)	2.1%
Apple, Inc.	2.0%
Corteva, Inc.	2.0%

Country Weights

Country	% of Exposure
United States	74.9%
China	5.3%
Germany	3.6%
Japan	2.8%
Singapore	2.2%
Switzerland	2.1%
Ireland	2.0%
Canada	1.9%
South Africa	1.7%
India	0.9%
Other	2.6%

MSCI Transformational Changes ETF - ANEW

Semi-annual Shareholder Report  — November 30, 2025

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.proshares.com or by calling ProShares Trust at 866-776-5125.

ANEW1125

Nanotechnology ETF

TINY - NYSE Arca

Semi-annual Shareholder Report  — November 30, 2025

This Semi-annual shareholder report contains important information about Nanotechnology ETF (the “Fund”) for the period of June 1, 2025 to November 30, 2025. You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: www.proshares.com/fund-documents.

What were the Fund's costs for the period?

(based on a hypothetical $10,000 investment)

Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (Annualized)
TINY	$34	0.58%

Key Fund Statistics

  Net Assets$5,174,382
  Number of Portfolio Holdings31
  Portfolio Turnover Rate27%

Market Exposure

Investment Type	% of Net Assets
Equity Securities	100%
Total	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Sector Weights

Sector	% of Exposure
Information Technology	70.8%
Health Care	12.4%
Materials	8.9%
Industrials	5.4%
Financials	2.5%

Largest Holdings

Holdings	% of Net Assets
Bruker Corp.	5.7%
JGC Holdings Corp.	5.5%
Broadcom, Inc.	5.0%
Applied Materials, Inc.	4.9%
Onto Innovation, Inc.	4.8%
Axcelis Technologies, Inc.	4.7%
Canon, Inc.	4.7%
Lam Research Corp.	4.5%
ASML Holding NV	4.5%
Taiwan Semiconductor Manufacturing Co. Ltd. (ADR)	4.4%

Country Weights

Country	% of Exposure
United States	60.5%
Japan	17.7%
South Korea	7.1%
Netherlands	4.4%
Taiwan	4.3%
France	1.9%
Germany	1.5%
Other	2.6%

Nanotechnology ETF - TINY

Semi-annual Shareholder Report  — November 30, 2025

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.proshares.com or by calling ProShares Trust at 866-776-5125.

TINY1125

Nasdaq-100 Dorsey Wright Momentum ETF

QQQA - The Nasdaq Stock Market

Semi-annual Shareholder Report  — November 30, 2025

This Semi-annual shareholder report contains important information about Nasdaq-100 Dorsey Wright Momentum ETF (the “Fund”) for the period of June 1, 2025 to November 30, 2025. You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: www.proshares.com/fund-documents.

What were the Fund's costs for the period?

(based on a hypothetical $10,000 investment)

Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (Annualized)
QQQA	$31	0.58%

Key Fund Statistics

  Net Assets$9,614,135
  Number of Portfolio Holdings22
  Portfolio Turnover Rate72%

Market Exposure

Investment Type	% of Net Assets
Equity Securities	100%
Total	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Sector Weights

Sector	% of Exposure
Information Technology	54.1%
Communication Services	19.3%
Consumer Discretionary	17.6%
Health Care	4.9%
Industrials	4.1%

Largest Holdings

Holdings	% of Net Assets
Warner Bros Discovery, Inc.	6.5%
Micron Technology, Inc.	6.0%
Broadcom, Inc.	5.7%
KLA Corp.	5.5%
Lam Research Corp.	5.5%
Intel Corp.	5.1%
Amazon.com, Inc.	5.0%
Gilead Sciences, Inc.	5.0%
AppLovin Corp., Class A	4.9%
Tesla, Inc.	4.8%

Country Weights

Country	% of Exposure
United States	100.0%

Nasdaq-100 Dorsey Wright Momentum ETF - QQQA

Semi-annual Shareholder Report  — November 30, 2025

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.proshares.com or by calling ProShares Trust at 866-776-5125.

QQQA1125

Nasdaq-100 Dynamic Buffer ETF

QB - The Nasdaq Stock Market

Semi-annual Shareholder Report  — November 30, 2025

This Semi-annual shareholder report contains important information about Nasdaq-100 Dynamic Buffer ETF (the “Fund”) for the period of June 24, 2025 to November 30, 2025. You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: www.proshares.com/fund-documents.

What were the Fund's costs for the period?

(based on a hypothetical $10,000 investment)

Ticker	Costs of a $10,000 investmentFootnote Reference †	Costs paid as a percentage of a $10,000 investment (Annualized)
QB	$26	0.58%
Footnote	Description
Footnote †	Amount shown reflects the expenses of the Fund from inception date through November 30, 2025. Expenses would be higher if the Fund had been in operations for the six-month period.

Key Fund Statistics

  Net Assets$1,281,961
  Number of Portfolio Holdings103
  Portfolio Turnover Rate100%

Market Exposure

Investment Type	% of Net Assets
Equity Securities	100%
Nasdaq-100 Dynamic Buffer Index Long Swaps	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Sector Weights

Sector	% of Exposure
Information Technology	55.1%
Communication Services	15.7%
Consumer Discretionary	12.8%
Health Care	4.8%
Consumer Staples	4.5%
Industrials	3.7%
Utilities	1.5%
Materials	0.9%
Energy	0.5%
Financials	0.3%
Other	0.2%

Largest Holdings

Holdings	% of Net Assets
NVIDIA Corp.	9.1%
Apple, Inc.	8.8%
Microsoft Corp.	7.7%
Broadcom, Inc.	6.6%
Amazon.com, Inc.	5.3%
Alphabet, Inc., Class A	4.0%
Alphabet, Inc., Class C	3.7%
Tesla, Inc.	3.3%
Meta Platforms, Inc., Class A	3.0%
Netflix, Inc.	2.4%

Nasdaq-100 Dynamic Buffer ETF - QB

Semi-annual Shareholder Report  — November 30, 2025

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.proshares.com or by calling ProShares Trust at 866-776-5125.

QB1125

Nasdaq-100 High Income ETF

IQQQ - The Nasdaq Stock Market

Semi-annual Shareholder Report  — November 30, 2025

This Semi-annual shareholder report contains important information about Nasdaq-100 High Income ETF (the “Fund”) for the period of June 1, 2025 to November 30, 2025. You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: www.proshares.com/fund-documents.

What were the Fund's costs for the period?

(based on a hypothetical $10,000 investment)

Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (Annualized)
IQQQ	$30	0.55%

Key Fund Statistics

  Net Assets$306,253,936
  Number of Portfolio Holdings104
  Portfolio Turnover Rate8%

Market Exposure

Investment Type	% of Net Assets
Equity Securities	97%
Nasdaq-100 Daily Covered Call Index Long Swaps	99%
Nasdaq-100 E-Mini Index Futures	3%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Sector Weights

Sector	% of Exposure
Information Technology	54.9%
Communication Services	15.8%
Consumer Discretionary	12.9%
Health Care	4.9%
Consumer Staples	4.5%
Industrials	3.7%
Utilities	1.4%
Materials	1.0%
Energy	0.5%
Financials	0.3%
Other	0.1%

Largest Holdings

Holdings	% of Net Assets
NVIDIA Corp.	8.8%
Apple, Inc.	8.5%
Microsoft Corp.	7.5%
Broadcom, Inc.	6.4%
Amazon.com, Inc.	5.1%
Alphabet, Inc., Class A	3.8%
Alphabet, Inc., Class C	3.6%
Tesla, Inc.	3.2%
Meta Platforms, Inc., Class A	2.9%
Netflix, Inc.	2.3%

Nasdaq-100 High Income ETF - IQQQ

Semi-annual Shareholder Report  — November 30, 2025

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.proshares.com or by calling ProShares Trust at 866-776-5125.

IQQQ1125

On-Demand ETF

OND - NYSE Arca

Semi-annual Shareholder Report  — November 30, 2025

This Semi-annual shareholder report contains important information about On-Demand ETF (the “Fund”) for the period of June 1, 2025 to November 30, 2025. You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: www.proshares.com/fund-documents.

What were the Fund's costs for the period?

(based on a hypothetical $10,000 investment)

Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (Annualized)
OND	$31	0.58%

Key Fund Statistics

  Net Assets$6,380,809
  Number of Portfolio Holdings25
  Portfolio Turnover Rate16%

Market Exposure

Investment Type	% of Net Assets
Equity Securities	100%
Total	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Sector Weights

Sector	% of Exposure
Communication Services	55.8%
Industrials	18.7%
Information Technology	11.3%
Consumer Discretionary	9.1%
Financials	5.1%

Largest Holdings

Holdings	% of Net Assets
Bilibili, Inc., Class Z	6.0%
Nexon Co. Ltd.	5.8%
Lyft, Inc., Class A	5.8%
Electronic Arts, Inc.	5.8%
NVIDIA Corp.	5.4%
Joby Aviation, Inc.	4.9%
NetEase, Inc.	4.7%
Take-Two Interactive Software, Inc.	4.6%
Tencent Music Entertainment Group, Class A	4.6%
Grab Holdings Ltd., Class A	4.5%

Country Weights

Country	% of Exposure
United States	48.8%
Japan	8.9%
Hong Kong	8.8%
China	5.8%
South Korea	4.4%
Singapore	4.3%
Germany	3.5%
Poland	3.5%
Luxembourg	3.5%
Taiwan	3.4%
Other	5.1%

On-Demand ETF - OND

Semi-annual Shareholder Report  — November 30, 2025

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.proshares.com or by calling ProShares Trust at 866-776-5125.

OND1125

Online Retail ETF

ONLN - NYSE Arca

Semi-annual Shareholder Report  — November 30, 2025

This Semi-annual shareholder report contains important information about Online Retail ETF (the “Fund”) for the period of June 1, 2025 to November 30, 2025. You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: www.proshares.com/fund-documents.

What were the Fund's costs for the period?

(based on a hypothetical $10,000 investment)

Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (Annualized)
ONLN	$33	0.58%

Key Fund Statistics

  Net Assets$82,251,180
  Number of Portfolio Holdings21
  Portfolio Turnover Rate30%

Market Exposure

Investment Type	% of Net Assets
Equity Securities	100%
Total	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Sector Weights

Sector	% of Exposure
Consumer Discretionary	98.3%
Consumer Staples	1.7%

Largest Holdings

Holdings	% of Net Assets
Amazon.com, Inc.	23.9%
Alibaba Group Holding Ltd. (ADR)	12.0%
eBay, Inc.	8.0%
Carvana Co., Class A	5.1%
Coupang, Inc.	4.5%
Chewy, Inc., Class A	4.4%
Wayfair, Inc., Class A	4.4%
Bed Bath & Beyond, Inc.	4.3%
GigaCloud Technology, Inc., Class A	4.3%
Buckle, Inc. (The)	4.3%

Online Retail ETF - ONLN

Semi-annual Shareholder Report  — November 30, 2025

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.proshares.com or by calling ProShares Trust at 866-776-5125.

ONLN1125

Pet Care ETF

PAWZ - Cboe BZX Exchange

Semi-annual Shareholder Report  — November 30, 2025

This Semi-annual shareholder report contains important information about Pet Care ETF (the “Fund”) for the period of June 1, 2025 to November 30, 2025. You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: www.proshares.com/fund-documents.

What were the Fund's costs for the period?

(based on a hypothetical $10,000 investment)

Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (Annualized)
PAWZ	$25	0.50%

Key Fund Statistics

  Net Assets$50,224,248
  Number of Portfolio Holdings29
  Portfolio Turnover Rate21%

Market Exposure

Investment Type	% of Net Assets
Equity Securities	99%
Total	99%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Sector Weights

Sector	% of Exposure
Health Care	45.4%
Consumer Staples	25.4%
Consumer Discretionary	22.1%
Financials	7.1%

Largest Holdings

Holdings	% of Net Assets
IDEXX Laboratories, Inc.	10.4%
Freshpet, Inc.	10.2%
Zoetis, Inc., Class A	10.1%
Chewy, Inc., Class A	9.9%
Virbac SACA	7.5%
Merck & Co., Inc.	4.8%
Pets at Home Group plc	4.7%
CVS Group plc	4.6%
Nestle SA (Registered)	4.2%
Trupanion, Inc.	4.0%

Country Weights

Country	% of Exposure
United States	65.6%
United Kingdom	9.2%
France	7.4%
Sweden	4.9%
Switzerland	4.2%
Canada	3.6%
Japan	2.0%
Thailand	1.9%
Other	1.2%

Pet Care ETF - PAWZ

Semi-annual Shareholder Report  — November 30, 2025

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.proshares.com or by calling ProShares Trust at 866-776-5125.

PAWZ1125

Russell 2000 Dividend Growers ETF

SMDV - Cboe BZX Exchange

Semi-annual Shareholder Report  — November 30, 2025

This Semi-annual shareholder report contains important information about Russell 2000 Dividend Growers ETF (the “Fund”) for the period of June 1, 2025 to November 30, 2025. You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: www.proshares.com/fund-documents.

What were the Fund's costs for the period?

(based on a hypothetical $10,000 investment)

Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (Annualized)
SMDV	$21	0.40%

Key Fund Statistics

  Net Assets$627,465,488
  Number of Portfolio Holdings108
  Portfolio Turnover Rate23%

Market Exposure

Investment Type	% of Net Assets
Equity Securities	100%
Total	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Sector Weights

Sector	% of Exposure
Financials	32.1%
Industrials	20.1%
Utilities	19.7%
Real Estate	7.8%
Materials	6.3%
Consumer Staples	5.6%
Consumer Discretionary	3.4%
Health Care	1.9%
Information Technology	1.7%
Communication Services	1.4%

Largest Holdings

Holdings	% of Net Assets
Andersons, Inc. (The)	1.2%
Black Hills Corp.	1.2%
HA Sustainable Infrastructure Capital, Inc.	1.2%
CSG Systems International, Inc.	1.2%
Hillenbrand, Inc.	1.2%
Northwestern Energy Group, Inc.	1.2%
Portland General Electric Co.	1.2%
Northwest Natural Holding Co.	1.1%
Spire, Inc.	1.1%
Standex International Corp.	1.1%

Russell 2000 Dividend Growers ETF - SMDV

Semi-annual Shareholder Report  — November 30, 2025

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.proshares.com or by calling ProShares Trust at 866-776-5125.

SMDV1125

Russell 2000 Dynamic Buffer ETF

RB - Cboe BZX Exchange

Semi-annual Shareholder Report  — November 30, 2025

This Semi-annual shareholder report contains important information about Russell 2000 Dynamic Buffer ETF (the “Fund”) for the period of June 24, 2025 to November 30, 2025. You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: www.proshares.com/fund-documents.

What were the Fund's costs for the period?

(based on a hypothetical $10,000 investment)

Ticker	Costs of a $10,000 investmentFootnote Reference †	Costs paid as a percentage of a $10,000 investment (Annualized)
RB	$27	0.58%
Footnote	Description
Footnote †	Amount shown reflects the expenses of the Fund from inception date through November 30, 2025. Expenses would be higher if the Fund had been in operations for the six-month period.

Key Fund Statistics

  Net Assets$1,085,409
  Number of Portfolio Holdings1,864
  Portfolio Turnover Rate176%

Market Exposure

Investment Type	% of Net Assets
Equity Securities	88%
Russell 2000® Daily Buffer Index Long Swaps	100%
Russell 2000® E-mini Index Futures	12%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Sector Weights

Sector	% of Exposure
Health Care	18.2%
Financials	18.0%
Industrials	17.3%
Information Technology	14.9%
Consumer Discretionary	9.2%
Real Estate	5.7%
Energy	4.8%
Materials	4.1%
Utilities	3.4%
Communication Services	2.5%
Other	1.9%

Largest Holdings

Holdings	% of Net Assets
Credo Technology Group Holding Ltd.	0.8%
Bloom Energy Corp., Class A	0.7%
Fabrinet	0.6%
IonQ, Inc.	0.4%
Guardant Health, Inc.	0.4%
Nextpower, Inc., Class A	0.4%
Kratos Defense & Security Solutions, Inc.	0.4%
Madrigal Pharmaceuticals, Inc.	0.4%
Bridgebio Pharma, Inc.	0.4%
Ensign Group, Inc. (The)	0.3%

Russell 2000 Dynamic Buffer ETF - RB

Semi-annual Shareholder Report  — November 30, 2025

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.proshares.com or by calling ProShares Trust at 866-776-5125.

RB1125

Russell 2000 High Income ETF

ITWO - Cboe BZX Exchange

Semi-annual Shareholder Report  — November 30, 2025

This Semi-annual shareholder report contains important information about Russell 2000 High Income ETF (the “Fund”) for the period of June 1, 2025 to November 30, 2025. You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: www.proshares.com/fund-documents.

What were the Fund's costs for the period?

(based on a hypothetical $10,000 investment)

Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (Annualized)
ITWO	$31	0.55%

Key Fund Statistics

  Net Assets$88,430,155
  Number of Portfolio Holdings1,956
  Portfolio Turnover Rate15%

Market Exposure

Investment Type	% of Net Assets
Equity Securities	95%
Russell 2000® Daily Covered Call Index Long Swaps	100%
Russell 2000® E-mini Index Futures	5%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Sector Weights

Sector	% of Exposure
Financials	19.1%
Health Care	18.0%
Industrials	16.8%
Information Technology	14.6%
Consumer Discretionary	9.1%
Real Estate	5.7%
Energy	4.8%
Materials	4.1%
Utilities	3.3%
Communication Services	2.6%
Other	1.9%

Largest Holdings

Holdings	% of Net Assets
Credo Technology Group Holding Ltd.	0.9%
Bloom Energy Corp., Class A	0.8%
Fabrinet	0.6%
IonQ, Inc.	0.5%
Nextpower, Inc., Class A	0.4%
Guardant Health, Inc.	0.4%
Kratos Defense & Security Solutions, Inc.	0.4%
Bridgebio Pharma, Inc.	0.4%
Madrigal Pharmaceuticals, Inc.	0.4%
Coeur Mining, Inc.	0.4%

Russell 2000 High Income ETF - ITWO

Semi-annual Shareholder Report  — November 30, 2025

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.proshares.com or by calling ProShares Trust at 866-776-5125.

ITWO1125

Russell U.S. Dividend Growers ETF

TMDV - Cboe BZX Exchange

Semi-annual Shareholder Report  — November 30, 2025

This Semi-annual shareholder report contains important information about Russell U.S. Dividend Growers ETF (the “Fund”) for the period of June 1, 2025 to November 30, 2025. You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: www.proshares.com/fund-documents.

What were the Fund's costs for the period?

(based on a hypothetical $10,000 investment)

Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (Annualized)
TMDV	$18	0.35%

Key Fund Statistics

  Net Assets$4,283,171
  Number of Portfolio Holdings66
  Portfolio Turnover Rate11%

Market Exposure

Investment Type	% of Net Assets
Equity Securities	100%
Total	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Sector Weights

Sector	% of Exposure
Consumer Staples	24.1%
Industrials	16.6%
Financials	15.5%
Utilities	14.7%
Materials	11.7%
Health Care	6.8%
Real Estate	4.6%
Consumer Discretionary	4.5%
Energy	1.5%

Largest Holdings

Holdings	% of Net Assets
Black Hills Corp.	2.0%
Northwest Natural Holding Co.	1.9%
Johnson & Johnson	1.8%
Old Republic International Corp.	1.8%
Medtronic plc	1.8%
Walmart, Inc.	1.7%
Cincinnati Financial Corp.	1.7%
Nucor Corp.	1.7%
Gorman-Rupp Co. (The)	1.7%
Coca-Cola Co. (The)	1.7%

Russell U.S. Dividend Growers ETF - TMDV

Semi-annual Shareholder Report  — November 30, 2025

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.proshares.com or by calling ProShares Trust at 866-776-5125.

TMDV1125

S&P 500® Dividend Aristocrats ETF

NOBL - Cboe BZX Exchange

Semi-annual Shareholder Report  — November 30, 2025

This Semi-annual shareholder report contains important information about S&P 500® Dividend Aristocrats ETF (the “Fund”) for the period of June 1, 2025 to November 30, 2025. You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: www.proshares.com/fund-documents.

What were the Fund's costs for the period?

(based on a hypothetical $10,000 investment)

Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (Annualized)
NOBL	$18	0.35%

Key Fund Statistics

  Net Assets$11,367,787,892
  Number of Portfolio Holdings71
  Portfolio Turnover Rate10%

Market Exposure

Investment Type	% of Net Assets
Equity Securities	100%
Total	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Sector Weights

Sector	% of Exposure
Consumer Staples	22.6%
Industrials	22.1%
Financials	12.8%
Materials	12.2%
Health Care	10.7%
Utilities	5.6%
Consumer Discretionary	4.2%
Real Estate	4.2%
Energy	2.8%
Information Technology	2.8%

Largest Holdings

Holdings	% of Net Assets
Albemarle Corp.	2.0%
Cardinal Health, Inc.	1.9%
CH Robinson Worldwide, Inc.	1.8%
Expeditors International of Washington, Inc.	1.8%
Nucor Corp.	1.7%
Kenvue, Inc.	1.6%
Caterpillar, Inc.	1.6%
Dover Corp.	1.6%
Medtronic plc	1.6%
Cincinnati Financial Corp.	1.5%

S&P 500® Dividend Aristocrats ETF - NOBL

Semi-annual Shareholder Report  — November 30, 2025

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.proshares.com or by calling ProShares Trust at 866-776-5125.

NOBL1125

S&P 500® Dynamic Buffer ETF

FB - Cboe BZX Exchange

Semi-annual Shareholder Report  — November 30, 2025

This Semi-annual shareholder report contains important information about S&P 500® Dynamic Buffer ETF (the “Fund”) for the period of June 24, 2025 to November 30, 2025. You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: www.proshares.com/fund-documents.

What were the Fund's costs for the period?

(based on a hypothetical $10,000 investment)

Ticker	Costs of a $10,000 investmentFootnote Reference †	Costs paid as a percentage of a $10,000 investment (Annualized)
FB	$26	0.58%
Footnote	Description
Footnote †	Amount shown reflects the expenses of the Fund from inception date through November 30, 2025. Expenses would be higher if the Fund had been in operations for the six-month period.

Key Fund Statistics

  Net Assets$2,114,300
  Number of Portfolio Holdings506
  Portfolio Turnover Rate199%

Market Exposure

Investment Type	% of Net Assets
Equity Securities	84%
S&P® 500 Daily Dynamic Buffer Index Long Swaps	100%
S&P 500® E-Mini Index Futures	16%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Sector Weights

Sector	% of Exposure
Information Technology	34.5%
Financials	13.1%
Communication Services	10.7%
Consumer Discretionary	10.3%
Health Care	9.8%
Industrials	8.0%
Consumer Staples	4.8%
Energy	2.9%
Utilities	2.4%
Real Estate	1.9%
Other	1.6%

Largest Holdings

Holdings	% of Net Assets
NVIDIA Corp.	6.2%
Apple, Inc.	6.0%
Microsoft Corp.	5.3%
Amazon.com, Inc.	3.3%
Broadcom, Inc.	2.7%
Alphabet, Inc., Class A	2.7%
Alphabet, Inc., Class C	2.2%
Meta Platforms, Inc., Class A	2.0%
Tesla, Inc.	1.7%
Berkshire Hathaway, Inc., Class B	1.4%

S&P 500® Dynamic Buffer ETF - FB

Semi-annual Shareholder Report  — November 30, 2025

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.proshares.com or by calling ProShares Trust at 866-776-5125.

FB1125

S&P 500® Ex-Energy ETF

SPXE - NYSE Arca

Semi-annual Shareholder Report  — November 30, 2025

This Semi-annual shareholder report contains important information about S&P 500® Ex-Energy ETF (the “Fund”) for the period of June 1, 2025 to November 30, 2025. You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: www.proshares.com/fund-documents.

What were the Fund's costs for the period?

(based on a hypothetical $10,000 investment)

Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (Annualized)
SPXE	$5	0.09%

Key Fund Statistics

  Net Assets$75,507,853
  Number of Portfolio Holdings483
  Portfolio Turnover Rate2%

Market Exposure

Investment Type	% of Net Assets
Equity Securities	100%
Total	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Sector Weights

Sector	% of Exposure
Information Technology	35.7%
Financials	13.5%
Communication Services	11.0%
Consumer Discretionary	10.6%
Health Care	10.0%
Industrials	8.2%
Consumer Staples	5.0%
Utilities	2.4%
Real Estate	1.9%
Materials	1.7%

Largest Holdings

Holdings	% of Net Assets
NVIDIA Corp.	7.6%
Apple, Inc.	7.3%
Microsoft Corp.	6.4%
Amazon.com, Inc.	4.0%
Broadcom, Inc.	3.3%
Alphabet, Inc., Class A	3.3%
Alphabet, Inc., Class C	2.6%
Meta Platforms, Inc., Class A	2.5%
Tesla, Inc.	2.1%
Berkshire Hathaway, Inc., Class B	1.7%

S&P 500® Ex-Energy ETF - SPXE

Semi-annual Shareholder Report  — November 30, 2025

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.proshares.com or by calling ProShares Trust at 866-776-5125.

SPXE1125

S&P 500® Ex-Financials ETF

SPXN - NYSE Arca

Semi-annual Shareholder Report  — November 30, 2025

This Semi-annual shareholder report contains important information about S&P 500® Ex-Financials ETF (the “Fund”) for the period of June 1, 2025 to November 30, 2025. You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: www.proshares.com/fund-documents.

What were the Fund's costs for the period?

(based on a hypothetical $10,000 investment)

Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (Annualized)
SPXN	$5	0.09%

Key Fund Statistics

  Net Assets$69,124,290
  Number of Portfolio Holdings399
  Portfolio Turnover Rate3%

Market Exposure

Investment Type	% of Net Assets
Equity Securities	100%
Total	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Sector Weights

Sector	% of Exposure
Information Technology	40.6%
Communication Services	12.6%
Consumer Discretionary	12.1%
Health Care	11.5%
Industrials	9.4%
Consumer Staples	5.7%
Energy	3.3%
Utilities	2.8%
Materials	2.0%

Largest Holdings

Holdings	% of Net Assets
NVIDIA Corp.	8.7%
Apple, Inc.	8.3%
Microsoft Corp.	7.4%
Amazon.com, Inc.	4.6%
Broadcom, Inc.	3.8%
Alphabet, Inc., Class A	3.7%
Alphabet, Inc., Class C	3.0%
Meta Platforms, Inc., Class A	2.8%
Tesla, Inc.	2.4%
Eli Lilly & Co.	1.7%

S&P 500® Ex-Financials ETF - SPXN

Semi-annual Shareholder Report  — November 30, 2025

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.proshares.com or by calling ProShares Trust at 866-776-5125.

SPXN1125

S&P 500® Ex-Health Care ETF

SPXV - NYSE Arca

Semi-annual Shareholder Report  — November 30, 2025

This Semi-annual shareholder report contains important information about S&P 500® Ex-Health Care ETF (the “Fund”) for the period of June 1, 2025 to November 30, 2025. You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: www.proshares.com/fund-documents.

What were the Fund's costs for the period?

(based on a hypothetical $10,000 investment)

Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (Annualized)
SPXV	$5	0.09%

Key Fund Statistics

  Net Assets$35,009,315
  Number of Portfolio Holdings445
  Portfolio Turnover Rate3%

Market Exposure

Investment Type	% of Net Assets
Equity Securities	100%
Total	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Sector Weights

Sector	% of Exposure
Information Technology	38.2%
Financials	14.5%
Communication Services	11.9%
Consumer Discretionary	11.4%
Industrials	8.9%
Consumer Staples	5.4%
Energy	3.1%
Utilities	2.6%
Real Estate	2.1%
Materials	1.9%

Largest Holdings

Holdings	% of Net Assets
NVIDIA Corp.	8.2%
Apple, Inc.	7.8%
Microsoft Corp.	6.9%
Amazon.com, Inc.	4.3%
Broadcom, Inc.	3.6%
Alphabet, Inc., Class A	3.5%
Alphabet, Inc., Class C	2.8%
Meta Platforms, Inc., Class A	2.7%
Tesla, Inc.	2.3%
Berkshire Hathaway, Inc., Class B	1.8%

S&P 500® Ex-Health Care ETF - SPXV

Semi-annual Shareholder Report  — November 30, 2025

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.proshares.com or by calling ProShares Trust at 866-776-5125.

SPXV1125

S&P 500® Ex-Technology ETF

SPXT - NYSE Arca

Semi-annual Shareholder Report  — November 30, 2025

This Semi-annual shareholder report contains important information about S&P 500® Ex-Technology ETF (the “Fund”) for the period of June 1, 2025 to November 30, 2025. You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: www.proshares.com/fund-documents.

What were the Fund's costs for the period?

(based on a hypothetical $10,000 investment)

Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (Annualized)
SPXT	$5	0.09%

Key Fund Statistics

  Net Assets$240,888,411
  Number of Portfolio Holdings435
  Portfolio Turnover Rate2%

Market Exposure

Investment Type	% of Net Assets
Equity Securities	100%
Total	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Sector Weights

Sector	% of Exposure
Financials	19.9%
Communication Services	16.4%
Consumer Discretionary	15.7%
Health Care	14.9%
Industrials	12.3%
Consumer Staples	7.4%
Energy	4.3%
Utilities	3.6%
Real Estate	2.9%
Materials	2.6%

Largest Holdings

Holdings	% of Net Assets
Amazon.com, Inc.	5.9%
Alphabet, Inc., Class A	4.9%
Alphabet, Inc., Class C	3.9%
Meta Platforms, Inc., Class A	3.7%
Tesla, Inc.	3.2%
Berkshire Hathaway, Inc., Class B	2.5%
JPMorgan Chase & Co.	2.3%
Eli Lilly & Co.	2.2%
Visa, Inc., Class A	1.5%
Johnson & Johnson	1.3%

S&P 500® Ex-Technology ETF - SPXT

Semi-annual Shareholder Report  — November 30, 2025

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.proshares.com or by calling ProShares Trust at 866-776-5125.

SPXT1125

S&P 500® High Income ETF

ISPY - Cboe BZX Exchange

Semi-annual Shareholder Report  — November 30, 2025

This Semi-annual shareholder report contains important information about S&P 500® High Income ETF (the “Fund”) for the period of June 1, 2025 to November 30, 2025. You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: www.proshares.com/fund-documents.

What were the Fund's costs for the period?

(based on a hypothetical $10,000 investment)

Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (Annualized)
ISPY	$30	0.55%

Key Fund Statistics

  Net Assets$1,113,550,329
  Number of Portfolio Holdings509
  Portfolio Turnover Rate5%

Market Exposure

Investment Type	% of Net Assets
Equity Securities	97%
S&P 500® Daily Covered Call Index Long Swaps	100%
S&P 500® E-Mini Index Futures	2%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Sector Weights

Sector	% of Exposure
Information Technology	34.6%
Financials	13.1%
Communication Services	10.7%
Consumer Discretionary	10.3%
Health Care	9.8%
Industrials	8.0%
Consumer Staples	4.9%
Energy	2.8%
Utilities	2.4%
Real Estate	1.9%
Other	1.5%

Largest Holdings

Holdings	% of Net Assets
NVIDIA Corp.	7.2%
Apple, Inc.	6.9%
Microsoft Corp.	6.1%
Amazon.com, Inc.	3.8%
Broadcom, Inc.	3.2%
Alphabet, Inc., Class A	3.1%
Alphabet, Inc., Class C	2.5%
Meta Platforms, Inc., Class A	2.3%
Tesla, Inc.	2.0%
Berkshire Hathaway, Inc., Class B	1.6%

S&P 500® High Income ETF - ISPY

Semi-annual Shareholder Report  — November 30, 2025

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.proshares.com or by calling ProShares Trust at 866-776-5125.

ISPY1125

S&P Global Core Battery Metals ETF

ION - NYSE Arca

Semi-annual Shareholder Report  — November 30, 2025

This Semi-annual shareholder report contains important information about S&P Global Core Battery Metals ETF (the “Fund”) for the period of June 1, 2025 to November 30, 2025. You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: www.proshares.com/fund-documents.

What were the Fund's costs for the period?

(based on a hypothetical $10,000 investment)

Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (Annualized)
ION	$40	0.58%

Key Fund Statistics

  Net Assets$5,879,962
  Number of Portfolio Holdings53
  Portfolio Turnover Rate43%

Market Exposure

Investment Type	% of Net Assets
Equity Securities	100%
Total	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Sector Weights

Sector	% of Exposure
Materials	90.2%
Financials	6.0%
Industrials	3.2%
Consumer Discretionary	0.6%

Largest Holdings

Holdings	% of Net Assets
Sigma Lithium Corp.	5.1%
Liontown Resources Ltd.	4.5%
Pilbara Minerals Ltd.	4.5%
Chengxin Lithium Group Co. Ltd., Class A	4.2%
Sociedad Quimica y Minera de Chile SA (ADR)	4.2%
Albemarle Corp.	4.0%
IGO Ltd.	3.9%
Pacific Metals Co. Ltd.	3.7%
Tibet Mineral Development Co. Ltd., Class A	3.2%
Tianqi Lithium Corp., Class A	3.1%

Country Weights

Country	% of Exposure
China	29.7%
Australia	18.4%
Canada	9.1%
South Africa	7.1%
Indonesia	6.3%
Japan	5.2%
Chile	3.9%
United States	3.8%
United Kingdom	2.1%
France	1.9%
Other	12.5%

S&P Global Core Battery Metals ETF - ION

Semi-annual Shareholder Report  — November 30, 2025

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.proshares.com or by calling ProShares Trust at 866-776-5125.

ION1125

S&P Kensho Cleantech ETF

CTEX - NYSE Arca

Semi-annual Shareholder Report  — November 30, 2025

This Semi-annual shareholder report contains important information about S&P Kensho Cleantech ETF (the “Fund”) for the period of June 1, 2025 to November 30, 2025. You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: www.proshares.com/fund-documents.

What were the Fund's costs for the period?

(based on a hypothetical $10,000 investment)

Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (Annualized)
CTEX	$42	0.58%

Key Fund Statistics

  Net Assets$5,376,033
  Number of Portfolio Holdings36
  Portfolio Turnover Rate54%

Market Exposure

Investment Type	% of Net Assets
Equity Securities	100%
Total	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Sector Weights

Sector	% of Exposure
Industrials	59.4%
Information Technology	22.7%
Utilities	7.3%
Consumer Discretionary	4.4%
Financials	4.1%
Energy	2.1%

Largest Holdings

Holdings	% of Net Assets
T1 Energy, Inc.	4.2%
Eos Energy Enterprises, Inc.	3.5%
SunPower, Inc.	3.4%
First Solar, Inc.	3.4%
Energy Vault Holdings, Inc.	3.4%
Arcosa, Inc.	3.4%
GE Vernova, Inc.	3.4%
Generac Holdings, Inc.	3.3%
Sunrun, Inc.	3.3%
Shoals Technologies Group, Inc., Class A	3.3%

Country Weights

Country	% of Exposure
United States	84.2%
Canada	6.0%
China	5.7%
Other	4.1%

S&P Kensho Cleantech ETF - CTEX

Semi-annual Shareholder Report  — November 30, 2025

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.proshares.com or by calling ProShares Trust at 866-776-5125.

CTEX1125

S&P Kensho Smart Factories ETF

MAKX - NYSE Arca

Semi-annual Shareholder Report  — November 30, 2025

This Semi-annual shareholder report contains important information about S&P Kensho Smart Factories ETF (the “Fund”) for the period of June 1, 2025 to November 30, 2025. You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: www.proshares.com/fund-documents.

What were the Fund's costs for the period?

(based on a hypothetical $10,000 investment)

Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (Annualized)
MAKX	$33	0.58%

Key Fund Statistics

  Net Assets$1,264,531
  Number of Portfolio Holdings22
  Portfolio Turnover Rate17%

Market Exposure

Investment Type	% of Net Assets
Equity Securities	100%
Total	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Sector Weights

Sector	% of Exposure
Information Technology	50.8%
Industrials	37.2%
Communication Services	8.3%
Materials	3.7%

Largest Holdings

Holdings	% of Net Assets
Emerson Electric Co.	6.3%
Autodesk, Inc.	6.3%
Rockwell Automation, Inc.	6.3%
Cognex Corp.	6.2%
Zebra Technologies Corp., Class A	6.2%
Ouster, Inc.	5.9%
3D Systems Corp.	5.6%
SK Telecom Co. Ltd. (ADR)	4.6%
Applied Materials, Inc.	4.2%
Synopsys, Inc.	4.0%

Country Weights

Country	% of Exposure
United States	84.2%
South Korea	8.2%
Israel	3.9%
Turkey	3.7%

S&P Kensho Smart Factories ETF - MAKX

Semi-annual Shareholder Report  — November 30, 2025

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.proshares.com or by calling ProShares Trust at 866-776-5125.

MAKX1125

S&P MidCap 400® Dividend Aristocrats ETF

REGL - Cboe BZX Exchange

Semi-annual Shareholder Report  — November 30, 2025

This Semi-annual shareholder report contains important information about S&P MidCap 400® Dividend Aristocrats ETF (the “Fund”) for the period of June 1, 2025 to November 30, 2025. You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: www.proshares.com/fund-documents.

What were the Fund's costs for the period?

(based on a hypothetical $10,000 investment)

Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (Annualized)
REGL	$21	0.40%

Key Fund Statistics

  Net Assets$1,721,189,198
  Number of Portfolio Holdings54
  Portfolio Turnover Rate11%

Market Exposure

Investment Type	% of Net Assets
Equity Securities	100%
Total	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Sector Weights

Sector	% of Exposure
Financials	32.6%
Utilities	19.9%
Industrials	16.8%
Materials	10.9%
Consumer Staples	5.4%
Health Care	4.9%
Consumer Discretionary	3.7%
Real Estate	3.7%
Energy	2.1%

Largest Holdings

Holdings	% of Net Assets
UGI Corp.	2.3%
Black Hills Corp.	2.2%
Northwestern Energy Group, Inc.	2.1%
DT Midstream, Inc.	2.1%
Portland General Electric Co.	2.1%
Royal Gold, Inc.	2.1%
Old Republic International Corp.	2.1%
Prosperity Bancshares, Inc.	2.1%
Donaldson Co., Inc.	2.1%
RenaissanceRe Holdings Ltd.	2.1%

S&P MidCap 400® Dividend Aristocrats ETF - REGL

Semi-annual Shareholder Report  — November 30, 2025

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.proshares.com or by calling ProShares Trust at 866-776-5125.

REGL1125

S&P Technology Dividend Aristocrats ETF

TDV - Cboe BZX Exchange

Semi-annual Shareholder Report  — November 30, 2025

This Semi-annual shareholder report contains important information about S&P Technology Dividend Aristocrats ETF (the “Fund”) for the period of June 1, 2025 to November 30, 2025. You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: www.proshares.com/fund-documents.

What were the Fund's costs for the period?

(based on a hypothetical $10,000 investment)

Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (Annualized)
TDV	$24	0.45%

Key Fund Statistics

  Net Assets$258,499,361
  Number of Portfolio Holdings39
  Portfolio Turnover Rate8%

Market Exposure

Investment Type	% of Net Assets
Equity Securities	100%
Total	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Sector Weights

Sector	% of Exposure
Information Technology	77.4%
Industrials	11.5%
Financials	11.1%

Largest Holdings

Holdings	% of Net Assets
CSG Systems International, Inc.	3.2%
Broadcom, Inc.	3.2%
Applied Materials, Inc.	3.1%
Jack Henry & Associates, Inc.	3.0%
Genpact Ltd.	3.0%
Cass Information Systems, Inc.	2.9%
Analog Devices, Inc.	2.9%
Lam Research Corp.	2.9%
Amphenol Corp., Class A	2.9%
Cisco Systems, Inc.	2.9%

S&P Technology Dividend Aristocrats ETF - TDV

Semi-annual Shareholder Report  — November 30, 2025

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.proshares.com or by calling ProShares Trust at 866-776-5125.

TDV1125

Smart Materials ETF

TINT - NYSE Arca

Semi-annual Shareholder Report  — November 30, 2025

This Semi-annual shareholder report contains important information about Smart Materials ETF (the “Fund”) for the period of June 1, 2025 to November 30, 2025. You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: www.proshares.com/fund-documents.

What were the Fund's costs for the period?

(based on a hypothetical $10,000 investment)

Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (Annualized)
TINT	$31	0.58%

Key Fund Statistics

  Net Assets$1,652,838
  Number of Portfolio Holdings30
  Portfolio Turnover Rate22%

Market Exposure

Investment Type	% of Net Assets
Equity Securities	100%
Total	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Sector Weights

Sector	% of Exposure
Materials	63.8%
Information Technology	24.7%
Industrials	5.9%
Health Care	5.6%

Largest Holdings

Holdings	% of Net Assets
Merck & Co., Inc.	5.6%
Applied Materials, Inc.	4.9%
Hexcel Corp.	4.9%
Axalta Coating Systems Ltd.	4.8%
Solvay SA	4.7%
Arkema SA	4.7%
PPG Industries, Inc.	4.7%
Sika AG (Registered)	4.6%
Syensqo SA	4.5%
RPM International, Inc.	4.5%

Country Weights

Country	% of Exposure
United States	52.5%
South Korea	14.9%
France	9.5%
Belgium	9.2%
Switzerland	4.6%
Netherlands	4.5%
Japan	4.0%
Canada	0.8%

Smart Materials ETF - TINT

Semi-annual Shareholder Report  — November 30, 2025

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.proshares.com or by calling ProShares Trust at 866-776-5125.

TINT1125

Supply Chain Logistics ETF

SUPL - NYSE Arca

Semi-annual Shareholder Report  — November 30, 2025

This Semi-annual shareholder report contains important information about Supply Chain Logistics ETF (the “Fund”) for the period of June 1, 2025 to November 30, 2025. You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: www.proshares.com/fund-documents.

What were the Fund's costs for the period?

(based on a hypothetical $10,000 investment)

Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (Annualized)
SUPL	$30	0.58%

Key Fund Statistics

  Net Assets$976,708
  Number of Portfolio Holdings41
  Portfolio Turnover Rate9%

Market Exposure

Investment Type	% of Net Assets
Equity Securities	95%
Master Limited Partnership	4%
Total	99%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Sector Weights

Sector	% of Exposure
Industrials	91.6%
Utilities	3.7%
Consumer Discretionary	3.7%
Financials	1.0%

Largest Holdings

Holdings	% of Net Assets
FedEx Corp.	5.4%
Norfolk Southern Corp.	5.0%
Deutsche Post AG	4.8%
CSX Corp.	4.7%
Brambles Ltd.	4.5%
Expeditors International of Washington, Inc.	4.5%
Union Pacific Corp.	4.5%
United Parcel Service, Inc., Class B	4.2%
CH Robinson Worldwide, Inc.	4.2%
Canadian National Railway Co.	3.9%

Country Weights

Country	% of Exposure
United States	55.0%
Canada	9.2%
China	5.5%
Australia	5.5%
Germany	4.8%
Taiwan	4.4%
Spain	3.7%
Japan	2.2%
Switzerland	2.1%
Denmark	1.8%
Other	5.8%

Supply Chain Logistics ETF - SUPL

Semi-annual Shareholder Report  — November 30, 2025

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.proshares.com or by calling ProShares Trust at 866-776-5125.

SUPL1125

Short 7-10 Year Treasury

TBX - NYSE Arca

Semi-annual Shareholder Report  — November 30, 2025

This Semi-annual shareholder report contains important information about Short 7-10 Year Treasury (the “Fund”) for the period of June 1, 2025 to November 30, 2025. You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: www.proshares.com/fund-documents.

What were the Fund's costs for the period?

(based on a hypothetical $10,000 investment)

Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (Annualized)
TBX	$47	0.95%

Key Fund Statistics

  Net Assets$13,179,547
  Number of Portfolio Holdings5
  Portfolio Turnover Rate-%

Market Exposure

Investment Type	% of Net Assets
ICE U.S. Treasury 7-10 Year Bond Index Short Swaps	(97)%
U.S. Treasury 10 Year Note Futures	(3)%
Total	(100)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Sector Weights

Sector	% of Exposure
7-10 Year U.S. Treasury	100.0%

Holdings

The Short 7-10 Year Treasury primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements and U.S. Government securities.

Short 7-10 Year Treasury - TBX

Semi-annual Shareholder Report  — November 30, 2025

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.proshares.com or by calling ProShares Trust at 866-776-5125.

TBX1125

Short 20+ Year Treasury

TBF - NYSE Arca

Semi-annual Shareholder Report  — November 30, 2025

This Semi-annual shareholder report contains important information about Short 20+ Year Treasury (the “Fund”) for the period of June 1, 2025 to November 30, 2025. You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: www.proshares.com/fund-documents.

What were the Fund's costs for the period?

(based on a hypothetical $10,000 investment)

Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (Annualized)
TBF	$47	0.95%

Key Fund Statistics

  Net Assets$62,480,437
  Number of Portfolio Holdings10
  Portfolio Turnover Rate-%

Market Exposure

Investment Type	% of Net Assets
ICE U.S. Treasury 20+ Year Bond Index Short Swaps	(97)%
U.S. Treasury Long Bond Futures	(4)%
Total	(101)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Sector Weights

Sector	% of Exposure
20+ Year U.S. Treasury	100.0%

Holdings

The Short 20+ Year Treasury primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements and U.S. Government securities.

Short 20+ Year Treasury - TBF

Semi-annual Shareholder Report  — November 30, 2025

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.proshares.com or by calling ProShares Trust at 866-776-5125.

TBF1125

Short Dow30℠

DOG - NYSE Arca

Semi-annual Shareholder Report  — November 30, 2025

This Semi-annual shareholder report contains important information about Short Dow30℠ (the “Fund”) for the period of June 1, 2025 to November 30, 2025. You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: www.proshares.com/fund-documents.

What were the Fund's costs for the period?

(based on a hypothetical $10,000 investment)

Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (Annualized)
DOG	$45	0.95%

Key Fund Statistics

  Net Assets$124,498,331
  Number of Portfolio Holdings12
  Portfolio Turnover Rate-%

Market Exposure

Investment Type	% of Net Assets
Dow Jones Industrial Average℠ Short Swaps	(83)%
DJIA CBOT E-Mini Index Futures	(17)%
Total	(100)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Sector Weights

Sector	% of Exposure
Financials	27.5%
Information Technology	20.2%
Industrials	14.6%
Health Care	12.7%
Consumer Discretionary	12.5%
Materials	4.4%
Consumer Staples	4.3%
Energy	2.0%
Communication Services	1.8%

Holdings

The Short Dow30℠ primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements and U.S. Government securities.

Short Dow30℠ - DOG

Semi-annual Shareholder Report  — November 30, 2025

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.proshares.com or by calling ProShares Trust at 866-776-5125.

DOG1125

Short Financials

SEF - NYSE Arca

Semi-annual Shareholder Report  — November 30, 2025

This Semi-annual shareholder report contains important information about Short Financials (the “Fund”) for the period of June 1, 2025 to November 30, 2025. You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: www.proshares.com/fund-documents.

What were the Fund's costs for the period?

(based on a hypothetical $10,000 investment)

Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (Annualized)
SEF	$47	0.95%

Key Fund Statistics

  Net Assets$10,153,586
  Number of Portfolio Holdings9
  Portfolio Turnover Rate-%

Market Exposure

Investment Type	% of Net Assets
S&P Financial Select Sector Index Short Swaps	(100)%
Total	(100)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Sector Weights

Sector	% of Exposure
Financials	100.0%

Holdings

The Short Financials primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements and U.S. Government securities.

Short Financials - SEF

Semi-annual Shareholder Report  — November 30, 2025

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.proshares.com or by calling ProShares Trust at 866-776-5125.

SEF1125

Short FTSE China 50

YXI - NYSE Arca

Semi-annual Shareholder Report  — November 30, 2025

This Semi-annual shareholder report contains important information about Short FTSE China 50 (the “Fund”) for the period of June 1, 2025 to November 30, 2025. You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: www.proshares.com/fund-documents.

What were the Fund's costs for the period?

(based on a hypothetical $10,000 investment)

Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (Annualized)
YXI	$45	0.95%

Key Fund Statistics

  Net Assets$2,505,854
  Number of Portfolio Holdings6
  Portfolio Turnover Rate-%

Market Exposure

Investment Type	% of Net Assets
iShares® China Large-Cap ETF Short Swaps	(100)%
Total	(100)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Sector Weights

Sector	% of Exposure
Financials	32.1%
Consumer Discretionary	30.1%
Communication Services	18.1%
Information Technology	6.8%
Energy	4.5%
Materials	2.6%
Health Care	2.1%
Industrials	1.4%
Consumer Staples	0.9%
Real Estate	0.9%
Other	0.5%

Holdings

The Short FTSE China 50 primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements and U.S. Government securities.

Short FTSE China 50 - YXI

Semi-annual Shareholder Report  — November 30, 2025

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.proshares.com or by calling ProShares Trust at 866-776-5125.

YXI1125

Short High Yield

SJB - NYSE Arca

Semi-annual Shareholder Report  — November 30, 2025

This Semi-annual shareholder report contains important information about Short High Yield (the “Fund”) for the period of June 1, 2025 to November 30, 2025. You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: www.proshares.com/fund-documents.

What were the Fund's costs for the period?

(based on a hypothetical $10,000 investment)

Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (Annualized)
SJB	$47	0.95%

Key Fund Statistics

  Net Assets$55,525,625
  Number of Portfolio Holdings6
  Portfolio Turnover Rate-%

Market Exposure

Investment Type	% of Net Assets
iShares® iBoxx $ High Yield Corporate Bond ETF Short Swaps	(100)%
Total	(100)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Sector Weights

Sector	% of Exposure
High Yield	100.0%

Holdings

The Short High Yield primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements and U.S. Government securities.

Short High Yield - SJB

Semi-annual Shareholder Report  — November 30, 2025

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.proshares.com or by calling ProShares Trust at 866-776-5125.

SJB1125

Short MidCap400

MYY - NYSE Arca

Semi-annual Shareholder Report  — November 30, 2025

This Semi-annual shareholder report contains important information about Short MidCap400 (the “Fund”) for the period of June 1, 2025 to November 30, 2025. You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: www.proshares.com/fund-documents.

What were the Fund's costs for the period?

(based on a hypothetical $10,000 investment)

Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (Annualized)
MYY	$46	0.95%

Key Fund Statistics

  Net Assets$3,859,905
  Number of Portfolio Holdings6
  Portfolio Turnover Rate-%

Market Exposure

Investment Type	% of Net Assets
S&P MidCap 400® Short Swaps	(91)%
S&P Midcap 400® E-Mini Index Futures	(9)%
Total	(100)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Sector Weights

Sector	% of Exposure
Industrials	23.9%
Financials	16.3%
Information Technology	13.8%
Consumer Discretionary	11.6%
Health Care	9.4%
Real Estate	6.6%
Materials	4.9%
Consumer Staples	4.5%
Energy	4.2%
Utilities	3.6%
Other	1.2%

Holdings

The Short MidCap400 primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements and U.S. Government securities.

Short MidCap400 - MYY

Semi-annual Shareholder Report  — November 30, 2025

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.proshares.com or by calling ProShares Trust at 866-776-5125.

MYY1125

Short MSCI EAFE

EFZ - NYSE Arca

Semi-annual Shareholder Report  — November 30, 2025

This Semi-annual shareholder report contains important information about Short MSCI EAFE (the “Fund”) for the period of June 1, 2025 to November 30, 2025. You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: www.proshares.com/fund-documents.

What were the Fund's costs for the period?

(based on a hypothetical $10,000 investment)

Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (Annualized)
EFZ	$46	0.95%

Key Fund Statistics

  Net Assets$8,725,691
  Number of Portfolio Holdings5
  Portfolio Turnover Rate-%

Market Exposure

Investment Type	% of Net Assets
iShares® MSCI EAFE ETF Short Swaps	(100)%
Total	(100)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Sector Weights

Sector	% of Exposure
Financials	24.4%
Industrials	19.1%
Health Care	11.5%
Consumer Discretionary	10.0%
Information Technology	8.5%
Consumer Staples	7.6%
Materials	5.4%
Communication Services	4.6%
Utilities	3.7%
Energy	3.2%
Other	2.0%

Holdings

The Short MSCI EAFE primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements and U.S. Government securities.

Country Weights

Country	% of Exposure
Japan	22.7%
United Kingdom	14.8%
France	10.8%
Germany	9.6%
Switzerland	9.5%
Australia	6.3%
Netherlands	5.0%
Spain	3.8%
Sweden	3.6%
Italy	3.2%
Other	10.7%

Short MSCI EAFE - EFZ

Semi-annual Shareholder Report  — November 30, 2025

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.proshares.com or by calling ProShares Trust at 866-776-5125.

EFZ1125

Short MSCI Emerging Markets

EUM - NYSE Arca

Semi-annual Shareholder Report  — November 30, 2025

This Semi-annual shareholder report contains important information about Short MSCI Emerging Markets (the “Fund”) for the period of June 1, 2025 to November 30, 2025. You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: www.proshares.com/fund-documents.

What were the Fund's costs for the period?

(based on a hypothetical $10,000 investment)

Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (Annualized)
EUM	$44	0.95%

Key Fund Statistics

  Net Assets$8,765,993
  Number of Portfolio Holdings6
  Portfolio Turnover Rate-%

Market Exposure

Investment Type	% of Net Assets
iShares® MSCI Emerging Markets ETF Short Swaps	(100)%
Total	(100)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Sector Weights

Sector	% of Exposure
Information Technology	26.7%
Financials	22.5%
Consumer Discretionary	12.1%
Communication Services	9.7%
Industrials	7.0%
Materials	6.9%
Energy	4.0%
Consumer Staples	3.9%
Health Care	3.4%
Utilities	2.4%
Other	1.4%

Holdings

The Short MSCI Emerging Markets primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements and U.S. Government securities.

Country Weights

Country	% of Exposure
China	28.8%
Taiwan	20.0%
India	15.8%
South Korea	12.2%
Brazil	4.6%
South Africa	3.6%
Saudi Arabia	2.9%
Mexico	1.9%
United Arab Emirates	1.4%
Indonesia	1.2%
Other	7.6%

Short MSCI Emerging Markets - EUM

Semi-annual Shareholder Report  — November 30, 2025

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.proshares.com or by calling ProShares Trust at 866-776-5125.

EUM1125

Short QQQ®

PSQ - NYSE Arca

Semi-annual Shareholder Report  — November 30, 2025

This Semi-annual shareholder report contains important information about Short QQQ® (the “Fund”) for the period of June 1, 2025 to November 30, 2025. You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: www.proshares.com/fund-documents.

What were the Fund's costs for the period?

(based on a hypothetical $10,000 investment)

Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (Annualized)
PSQ	$44	0.95%

Key Fund Statistics

  Net Assets$726,890,439
  Number of Portfolio Holdings16
  Portfolio Turnover Rate-%

Market Exposure

Investment Type	% of Net Assets
Nasdaq-100 Index® Short Swaps	(93)%
Nasdaq 100 E-Mini Index Futures	(7)%
Total	(100)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Sector Weights

Sector	% of Exposure
Information Technology	54.9%
Communication Services	15.8%
Consumer Discretionary	12.8%
Health Care	4.9%
Consumer Staples	4.5%
Industrials	3.7%
Utilities	1.4%
Materials	1.0%
Energy	0.5%
Financials	0.3%
Other	0.2%

Holdings

The Short QQQ® primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements and U.S. Government securities.

Short QQQ® - PSQ

Semi-annual Shareholder Report  — November 30, 2025

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.proshares.com or by calling ProShares Trust at 866-776-5125.

PSQ1125

Short Real Estate

REK - NYSE Arca

Semi-annual Shareholder Report  — November 30, 2025

This Semi-annual shareholder report contains important information about Short Real Estate (the “Fund”) for the period of June 1, 2025 to November 30, 2025. You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: www.proshares.com/fund-documents.

What were the Fund's costs for the period?

(based on a hypothetical $10,000 investment)

Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (Annualized)
REK	$48	0.95%

Key Fund Statistics

  Net Assets$11,244,817
  Number of Portfolio Holdings7
  Portfolio Turnover Rate-%

Market Exposure

Investment Type	% of Net Assets
S&P Real Estate Select Sector Index Short Swaps	(100)%
Total	(100)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Sector Weights

Sector	% of Exposure
Real Estate	100.0%

Holdings

The Short Real Estate primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements and U.S. Government securities.

Short Real Estate - REK

Semi-annual Shareholder Report  — November 30, 2025

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.proshares.com or by calling ProShares Trust at 866-776-5125.

REK1125

Short Russell2000

RWM - NYSE Arca

Semi-annual Shareholder Report  — November 30, 2025

This Semi-annual shareholder report contains important information about Short Russell2000 (the “Fund”) for the period of June 1, 2025 to November 30, 2025. You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: www.proshares.com/fund-documents.

What were the Fund's costs for the period?

(based on a hypothetical $10,000 investment)

Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (Annualized)
RWM	$44	0.95%

Key Fund Statistics

  Net Assets$155,181,084
  Number of Portfolio Holdings11
  Portfolio Turnover Rate-%

Market Exposure

Investment Type	% of Net Assets
Russell 2000® Index Short Swaps	(83)%
Russell 2000® E-mini Index Futures	(17)%
Total	(100)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Sector Weights

Sector	% of Exposure
Health Care	18.4%
Industrials	17.5%
Financials	17.4%
Information Technology	15.0%
Consumer Discretionary	9.1%
Real Estate	5.8%
Energy	4.9%
Materials	4.2%
Utilities	3.3%
Communication Services	2.6%
Other	1.8%

Holdings

The Short Russell2000 primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements and U.S. Government securities.

Short Russell2000 - RWM

Semi-annual Shareholder Report  — November 30, 2025

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.proshares.com or by calling ProShares Trust at 866-776-5125.

RWM1125

Short S&P500®

SH - NYSE Arca

Semi-annual Shareholder Report  — November 30, 2025

This Semi-annual shareholder report contains important information about Short S&P500® (the “Fund”) for the period of June 1, 2025 to November 30, 2025. You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: www.proshares.com/fund-documents.

What were the Fund's costs for the period?

(based on a hypothetical $10,000 investment)

Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (Annualized)
SH	$42	0.89%

Key Fund Statistics

  Net Assets$1,037,965,157
  Number of Portfolio Holdings16
  Portfolio Turnover Rate-%

Market Exposure

Investment Type	% of Net Assets
S&P 500® Short Swaps	(88)%
S&P 500® E-Mini Index Futures	(12)%
Total	(100)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Sector Weights

Sector	% of Exposure
Information Technology	34.6%
Financials	13.1%
Communication Services	10.7%
Consumer Discretionary	10.3%
Health Care	9.8%
Industrials	8.0%
Consumer Staples	4.9%
Energy	2.8%
Utilities	2.4%
Real Estate	1.9%
Other	1.5%

Holdings

The Short S&P500® primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements and U.S. Government securities.

Short S&P500® - SH

Semi-annual Shareholder Report  — November 30, 2025

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.proshares.com or by calling ProShares Trust at 866-776-5125.

SH1125

Short SmallCap600

SBB - NYSE Arca

Semi-annual Shareholder Report  — November 30, 2025

This Semi-annual shareholder report contains important information about Short SmallCap600 (the “Fund”) for the period of June 1, 2025 to November 30, 2025. You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: www.proshares.com/fund-documents.

What were the Fund's costs for the period?

(based on a hypothetical $10,000 investment)

Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (Annualized)
SBB	$45	0.95%

Key Fund Statistics

  Net Assets$5,665,695
  Number of Portfolio Holdings5
  Portfolio Turnover Rate-%

Market Exposure

Investment Type	% of Net Assets
S&P SmallCap 600® Short Swaps	(100)%
Total	(100)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Sector Weights

Sector	% of Exposure
Financials	18.0%
Industrials	17.4%
Information Technology	14.0%
Consumer Discretionary	13.4%
Health Care	12.2%
Real Estate	7.4%
Materials	5.5%
Energy	4.5%
Communication Services	2.8%
Consumer Staples	2.4%
Other	2.4%

Holdings

The Short SmallCap600 primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements and U.S. Government securities.

Short SmallCap600 - SBB

Semi-annual Shareholder Report  — November 30, 2025

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.proshares.com or by calling ProShares Trust at 866-776-5125.

SBB1125

Ultra 7-10 Year Treasury

UST - NYSE Arca

Semi-annual Shareholder Report  — November 30, 2025

This Semi-annual shareholder report contains important information about Ultra 7-10 Year Treasury (the “Fund”) for the period of June 1, 2025 to November 30, 2025. You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: www.proshares.com/fund-documents.

What were the Fund's costs for the period?

(based on a hypothetical $10,000 investment)

Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (Annualized)
UST	$50	0.95%

Key Fund Statistics

  Net Assets$38,123,888
  Number of Portfolio Holdings5
  Portfolio Turnover Rate-%

Market Exposure

Investment Type	% of Net Assets
ICE U.S. Treasury 7-10 Year Bond Index Long Swaps	198%
U.S. Treasury 10 Year Note Futures	2%
Total	200%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Sector Weights

Sector	% of Exposure
7-10 Year U.S. Treasury	100.0%

Largest Holdings

Holdings	% of Net Assets
Repurchase Agreements with various counterparties	96.6%

Ultra 7-10 Year Treasury - UST

Semi-annual Shareholder Report  — November 30, 2025

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.proshares.com or by calling ProShares Trust at 866-776-5125.

UST1125

Ultra 20+ Year Treasury

UBT - NYSE Arca

Semi-annual Shareholder Report  — November 30, 2025

This Semi-annual shareholder report contains important information about Ultra 20+ Year Treasury (the “Fund”) for the period of June 1, 2025 to November 30, 2025. You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: www.proshares.com/fund-documents.

What were the Fund's costs for the period?

(based on a hypothetical $10,000 investment)

Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (Annualized)
UBT	$50	0.95%

Key Fund Statistics

  Net Assets$97,112,305
  Number of Portfolio Holdings8
  Portfolio Turnover Rate-%

Market Exposure

Investment Type	% of Net Assets
ICE U.S. Treasury 20+ Year Bond Index Long Swaps	197%
U.S. Treasury Long Bond Futures	4%
Total	201%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Sector Weights

Sector	% of Exposure
20+ Year U.S. Treasury	100.0%

Largest Holdings

Holdings	% of Net Assets
Repurchase Agreements with various counterparties	49.0%
U.S. Treasury Bills	46.2%

Ultra 20+ Year Treasury - UBT

Semi-annual Shareholder Report  — November 30, 2025

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.proshares.com or by calling ProShares Trust at 866-776-5125.

UBT1125

Ultra Communication Services

LTL - NYSE Arca

Semi-annual Shareholder Report  — November 30, 2025

This Semi-annual shareholder report contains important information about Ultra Communication Services (the “Fund”) for the period of June 1, 2025 to November 30, 2025. You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: www.proshares.com/fund-documents.

What were the Fund's costs for the period?

(based on a hypothetical $10,000 investment)

Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (Annualized)
LTL	$54	0.95%

Key Fund Statistics

  Net Assets$17,464,224
  Number of Portfolio Holdings30
  Portfolio Turnover Rate43%

Market Exposure

Investment Type	% of Net Assets
Equity Securities	73%
S&P Communication Services Select Sector Index Long Swaps	127%
Total	200%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Sector Weights

Sector	% of Exposure
Communication Services	99.2%
Financials	0.8%

Largest Holdings

Holdings	% of Net Assets
Meta Platforms, Inc., Class A	9.8%
Alphabet, Inc., Class A	8.4%
Alphabet, Inc., Class C	6.8%
Warner Bros Discovery, Inc.	4.5%
Netflix, Inc.	3.9%
Electronic Arts, Inc.	3.4%
Verizon Communications, Inc.	3.2%
Take-Two Interactive Software, Inc.	3.2%
AT&T, Inc.	3.2%
Walt Disney Co. (The)	3.1%

Ultra Communication Services - LTL

Semi-annual Shareholder Report  — November 30, 2025

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.proshares.com or by calling ProShares Trust at 866-776-5125.

LTL1125

Ultra Consumer Discretionary

UCC - NYSE Arca

Semi-annual Shareholder Report  — November 30, 2025

This Semi-annual shareholder report contains important information about Ultra Consumer Discretionary (the “Fund”) for the period of June 1, 2025 to November 30, 2025. You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: www.proshares.com/fund-documents.

What were the Fund's costs for the period?

(based on a hypothetical $10,000 investment)

Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (Annualized)
UCC	$52	0.95%

Key Fund Statistics

  Net Assets$14,656,063
  Number of Portfolio Holdings54
  Portfolio Turnover Rate2%

Market Exposure

Investment Type	% of Net Assets
Equity Securities	74%
S&P Consumer Discretionary Select Sector Index Long Swaps	126%
Total	200%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Sector Weights

Sector	% of Exposure
Consumer Discretionary	100.0%

Largest Holdings

Holdings	% of Net Assets
Amazon.com, Inc.	16.9%
Tesla, Inc.	15.0%
Home Depot, Inc. (The)	4.4%
McDonald's Corp.	3.3%
TJX Cos., Inc. (The)	3.0%
Booking Holdings, Inc.	2.8%
Lowe's Cos., Inc.	2.4%
Starbucks Corp.	1.7%
O'Reilly Automotive, Inc.	1.5%
NIKE, Inc., Class B	1.4%

Ultra Consumer Discretionary - UCC

Semi-annual Shareholder Report  — November 30, 2025

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.proshares.com or by calling ProShares Trust at 866-776-5125.

UCC1125

Ultra Consumer Staples

UGE - NYSE Arca

Semi-annual Shareholder Report  — November 30, 2025

This Semi-annual shareholder report contains important information about Ultra Consumer Staples (the “Fund”) for the period of June 1, 2025 to November 30, 2025. You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: www.proshares.com/fund-documents.

What were the Fund's costs for the period?

(based on a hypothetical $10,000 investment)

Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (Annualized)
UGE	$45	0.95%

Key Fund Statistics

  Net Assets$11,644,807
  Number of Portfolio Holdings42
  Portfolio Turnover Rate2%

Market Exposure

Investment Type	% of Net Assets
Equity Securities	82%
S&P Consumer Staples Select Sector Index Long Swaps	118%
Total	200%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Sector Weights

Sector	% of Exposure
Consumer Staples	100.0%

Largest Holdings

Holdings	% of Net Assets
Walmart, Inc.	9.2%
Costco Wholesale Corp.	7.7%
Procter & Gamble Co. (The)	6.6%
Coca-Cola Co. (The)	5.4%
Philip Morris International, Inc.	4.7%
PepsiCo, Inc.	3.9%
Colgate-Palmolive Co.	3.5%
Mondelez International, Inc., Class A	3.4%
Altria Group, Inc.	3.3%
Monster Beverage Corp.	2.9%

Ultra Consumer Staples - UGE

Semi-annual Shareholder Report  — November 30, 2025

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.proshares.com or by calling ProShares Trust at 866-776-5125.

UGE1125

Ultra Dow30℠

DDM - NYSE Arca

Semi-annual Shareholder Report  — November 30, 2025

This Semi-annual shareholder report contains important information about Ultra Dow30℠ (the “Fund”) for the period of June 1, 2025 to November 30, 2025. You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: www.proshares.com/fund-documents.

What were the Fund's costs for the period?

(based on a hypothetical $10,000 investment)

Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (Annualized)
DDM	$54	0.95%

Key Fund Statistics

  Net Assets$492,352,578
  Number of Portfolio Holdings40
  Portfolio Turnover Rate0%Footnote Reference*
Footnote	Description
Footnote*	Represents less than 0.5% of net assets.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	79%
Dow Jones Industrial Average℠ Long Swaps	91%
SPDR® Dow Jones Industrial Average℠ ETF Trust Long Swaps	22%
DJIA CBOT E-Mini Index Futures	8%
Total	200%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Sector Weights

Sector	% of Exposure
Financials	27.4%
Information Technology	20.2%
Industrials	14.6%
Health Care	12.7%
Consumer Discretionary	12.5%
Materials	4.4%
Consumer Staples	4.3%
Energy	2.0%
Communication Services	1.9%

Largest Holdings

Holdings	% of Net Assets
Goldman Sachs Group, Inc. (The)	8.4%
Caterpillar, Inc.	5.8%
Microsoft Corp.	5.0%
American Express Co.	3.7%
Home Depot, Inc. (The)	3.6%
Amgen, Inc.	3.5%
Sherwin-Williams Co. (The)	3.5%
Visa, Inc., Class A	3.4%
UnitedHealth Group, Inc.	3.4%
JPMorgan Chase & Co.	3.2%

*   Represents less than 0.5%.

Ultra Dow30℠ - DDM

Semi-annual Shareholder Report  — November 30, 2025

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.proshares.com or by calling ProShares Trust at 866-776-5125.

DDM1125

Ultra Energy

DIG - NYSE Arca

Semi-annual Shareholder Report  — November 30, 2025

This Semi-annual shareholder report contains important information about Ultra Energy (the “Fund”) for the period of June 1, 2025 to November 30, 2025. You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: www.proshares.com/fund-documents.

What were the Fund's costs for the period?

(based on a hypothetical $10,000 investment)

Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (Annualized)
DIG	$53	0.95%

Key Fund Statistics

  Net Assets$68,288,380
  Number of Portfolio Holdings29
  Portfolio Turnover Rate2%

Market Exposure

Investment Type	% of Net Assets
Equity Securities	72%
S&P Energy Select Sector Index Long Swaps	128%
Total	200%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Sector Weights

Sector	% of Exposure
Energy	100.0%

Largest Holdings

Holdings	% of Net Assets
Exxon Mobil Corp.	16.7%
Chevron Corp.	12.6%
ConocoPhillips	4.8%
Williams Cos., Inc. (The)	3.3%
Marathon Petroleum Corp.	3.0%
EOG Resources, Inc.	2.9%
Phillips 66	2.8%
Valero Energy Corp.	2.8%
SLB Ltd.	2.7%
Kinder Morgan, Inc.	2.7%

Ultra Energy - DIG

Semi-annual Shareholder Report  — November 30, 2025

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.proshares.com or by calling ProShares Trust at 866-776-5125.

DIG1125

Ultra Financials

UYG - NYSE Arca

Semi-annual Shareholder Report  — November 30, 2025

This Semi-annual shareholder report contains important information about Ultra Financials (the “Fund”) for the period of June 1, 2025 to November 30, 2025. You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: www.proshares.com/fund-documents.

What were the Fund's costs for the period?

(based on a hypothetical $10,000 investment)

Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (Annualized)
UYG	$48	0.92%

Key Fund Statistics

  Net Assets$842,296,855
  Number of Portfolio Holdings87
  Portfolio Turnover Rate20%

Market Exposure

Investment Type	% of Net Assets
Equity Securities	59%
S&P Financial Select Sector Index Long Swaps	141%
Total	200%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Sector Weights

Sector	% of Exposure
Financials	100.0%

Largest Holdings

Holdings	% of Net Assets
Berkshire Hathaway, Inc., Class B	7.2%
JPMorgan Chase & Co.	6.6%
Visa, Inc., Class A	4.4%
Mastercard, Inc., Class A	3.5%
Bank of America Corp.	2.8%
Wells Fargo & Co.	2.1%
Goldman Sachs Group, Inc. (The)	1.9%
Morgan Stanley	1.6%
American Express Co.	1.5%
Citigroup, Inc.	1.5%

Ultra Financials - UYG

Semi-annual Shareholder Report  — November 30, 2025

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.proshares.com or by calling ProShares Trust at 866-776-5125.

UYG1125

Ultra FTSE China 50

XPP - NYSE Arca

Semi-annual Shareholder Report  — November 30, 2025

This Semi-annual shareholder report contains important information about Ultra FTSE China 50 (the “Fund”) for the period of June 1, 2025 to November 30, 2025. You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: www.proshares.com/fund-documents.

What were the Fund's costs for the period?

(based on a hypothetical $10,000 investment)

Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (Annualized)
XPP	$53	0.95%

Key Fund Statistics

  Net Assets$18,134,312
  Number of Portfolio Holdings6
  Portfolio Turnover Rate-%

Market Exposure

Investment Type	% of Net Assets
iShares® China Large-Cap ETF Long Swaps	200%
Total	200%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Sector Weights

Sector	% of Exposure
Financials	32.1%
Consumer Discretionary	30.1%
Communication Services	18.1%
Information Technology	6.8%
Energy	4.5%
Materials	2.6%
Health Care	2.1%
Industrials	1.4%
Consumer Staples	0.9%
Real Estate	0.9%
Other	0.5%

Largest Holdings

Holdings	% of Net Assets
Repurchase Agreements with various counterparties	52.1%

Ultra FTSE China 50 - XPP

Semi-annual Shareholder Report  — November 30, 2025

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.proshares.com or by calling ProShares Trust at 866-776-5125.

XPP1125

Ultra FTSE Europe

UPV - NYSE Arca

Semi-annual Shareholder Report  — November 30, 2025

This Semi-annual shareholder report contains important information about Ultra FTSE Europe (the “Fund”) for the period of June 1, 2025 to November 30, 2025. You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: www.proshares.com/fund-documents.

What were the Fund's costs for the period?

(based on a hypothetical $10,000 investment)

Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (Annualized)
UPV	$51	0.95%

Key Fund Statistics

  Net Assets$9,807,076
  Number of Portfolio Holdings6
  Portfolio Turnover Rate-%

Market Exposure

Investment Type	% of Net Assets
Vanguard® FTSE Europe ETF Shares Long Swaps	200%
Total	200%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Sector Weights

Sector	% of Exposure
Financials	23.9%
Industrials	19.0%
Health Care	13.3%
Consumer Staples	8.9%
Consumer Discretionary	8.5%
Information Technology	7.3%
Materials	5.5%
Utilities	4.6%
Energy	4.3%
Communication Services	3.2%
Other	1.5%

Largest Holdings

Holdings	% of Net Assets
Repurchase Agreements with various counterparties	46.4%

Country Weights

Country	% of Exposure
United Kingdom	23.3%
France	15.5%
Switzerland	14.1%
Germany	13.7%
Netherlands	6.8%
Spain	5.6%
Sweden	5.6%
Italy	5.4%
Denmark	3.0%
Belgium	1.9%
Other	5.3%

Ultra FTSE Europe - UPV

Semi-annual Shareholder Report  — November 30, 2025

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.proshares.com or by calling ProShares Trust at 866-776-5125.

UPV1125

Ultra Health Care

RXL - NYSE Arca

Semi-annual Shareholder Report  — November 30, 2025

This Semi-annual shareholder report contains important information about Ultra Health Care (the “Fund”) for the period of June 1, 2025 to November 30, 2025. You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: www.proshares.com/fund-documents.

What were the Fund's costs for the period?

(based on a hypothetical $10,000 investment)

Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (Annualized)
RXL	$57	0.95%

Key Fund Statistics

  Net Assets$86,047,624
  Number of Portfolio Holdings67
  Portfolio Turnover Rate1%

Market Exposure

Investment Type	% of Net Assets
Equity Securities	69%
S&P Health Care Select Sector Index Long Swaps	130%
Total	199%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Sector Weights

Sector	% of Exposure
Health Care	100.0%

Largest Holdings

Holdings	% of Net Assets
Eli Lilly & Co.	10.4%
Johnson & Johnson	6.1%
AbbVie, Inc.	4.9%
UnitedHealth Group, Inc.	3.6%
Merck & Co., Inc.	3.2%
Abbott Laboratories	2.7%
Thermo Fisher Scientific, Inc.	2.7%
Intuitive Surgical, Inc.	2.5%
Amgen, Inc.	2.3%
Gilead Sciences, Inc.	1.9%

Ultra Health Care - RXL

Semi-annual Shareholder Report  — November 30, 2025

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.proshares.com or by calling ProShares Trust at 866-776-5125.

RXL1125

Ultra High Yield

UJB - NYSE Arca

Semi-annual Shareholder Report  — November 30, 2025

This Semi-annual shareholder report contains important information about Ultra High Yield (the “Fund”) for the period of June 1, 2025 to November 30, 2025. You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: www.proshares.com/fund-documents.

What were the Fund's costs for the period?

(based on a hypothetical $10,000 investment)

Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (Annualized)
UJB	$49	0.95%

Key Fund Statistics

  Net Assets$11,817,172
  Number of Portfolio Holdings5
  Portfolio Turnover Rate-%

Market Exposure

Investment Type	% of Net Assets
iShares® iBoxx $ High Yield Corporate Bond ETF Long Swaps	200%
Total	200%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Sector Weights

Sector	% of Exposure
High Yield	100.0%

Largest Holdings

Holdings	% of Net Assets
Repurchase Agreements with various counterparties	79.2%

Ultra High Yield - UJB

Semi-annual Shareholder Report  — November 30, 2025

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.proshares.com or by calling ProShares Trust at 866-776-5125.

UJB1125

Ultra Industrials

UXI - NYSE Arca

Semi-annual Shareholder Report  — November 30, 2025

This Semi-annual shareholder report contains important information about Ultra Industrials (the “Fund”) for the period of June 1, 2025 to November 30, 2025. You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: www.proshares.com/fund-documents.

What were the Fund's costs for the period?

(based on a hypothetical $10,000 investment)

Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (Annualized)
UXI	$51	0.95%

Key Fund Statistics

  Net Assets$28,225,613
  Number of Portfolio Holdings86
  Portfolio Turnover Rate1%

Market Exposure

Investment Type	% of Net Assets
Equity Securities	74%
S&P Industrials Select Sector Index Long Swaps	126%
Total	200%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Sector Weights

Sector	% of Exposure
Industrials	99.9%
Information Technology	0.1%

Largest Holdings

Holdings	% of Net Assets
General Electric Co.	5.0%
Caterpillar, Inc.	4.3%
RTX Corp.	3.7%
Uber Technologies, Inc.	2.9%
GE Vernova, Inc.	2.6%
Boeing Co. (The)	2.3%
Union Pacific Corp.	2.2%
Eaton Corp. plc	2.1%
Honeywell International, Inc.	1.9%
Deere & Co.	1.9%

Ultra Industrials - UXI

Semi-annual Shareholder Report  — November 30, 2025

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.proshares.com or by calling ProShares Trust at 866-776-5125.

UXI1125

Ultra Materials

UYM - NYSE Arca

Semi-annual Shareholder Report  — November 30, 2025

This Semi-annual shareholder report contains important information about Ultra Materials (the “Fund”) for the period of June 1, 2025 to November 30, 2025. You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: www.proshares.com/fund-documents.

What were the Fund's costs for the period?

(based on a hypothetical $10,000 investment)

Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (Annualized)
UYM	$49	0.95%

Key Fund Statistics

  Net Assets$35,372,039
  Number of Portfolio Holdings32
  Portfolio Turnover Rate11%

Market Exposure

Investment Type	% of Net Assets
Equity Securities	75%
S&P Materials Select Sector Index Long Swaps	125%
Total	200%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Sector Weights

Sector	% of Exposure
Materials	100.0%

Largest Holdings

Holdings	% of Net Assets
Linde plc	11.6%
Newmont Corp.	6.0%
Sherwin-Williams Co. (The)	4.8%
Ecolab, Inc.	4.2%
Nucor Corp.	3.9%
Freeport-McMoRan, Inc.	3.7%
Martin Marietta Materials, Inc.	3.6%
Vulcan Materials Co.	3.6%
Air Products and Chemicals, Inc.	3.5%
Corteva, Inc.	3.3%

Ultra Materials - UYM

Semi-annual Shareholder Report  — November 30, 2025

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.proshares.com or by calling ProShares Trust at 866-776-5125.

UYM1125

Ultra MidCap400

MVV - NYSE Arca

Semi-annual Shareholder Report  — November 30, 2025

This Semi-annual shareholder report contains important information about Ultra MidCap400 (the “Fund”) for the period of June 1, 2025 to November 30, 2025. You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: www.proshares.com/fund-documents.

What were the Fund's costs for the period?

(based on a hypothetical $10,000 investment)

Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (Annualized)
MVV	$52	0.95%

Key Fund Statistics

  Net Assets$135,347,529
  Number of Portfolio Holdings411
  Portfolio Turnover Rate7%

Market Exposure

Investment Type	% of Net Assets
Equity Securities	81%
S&P MidCap 400® Long Swaps	91%
SPDR® S&P MidCap 400® ETF Trust Long Swaps	19%
S&P Midcap 400® E-Mini Index Futures	9%
Total	200%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Sector Weights

Sector	% of Exposure
Industrials	23.7%
Financials	16.6%
Information Technology	13.7%
Consumer Discretionary	11.6%
Health Care	9.3%
Real Estate	6.6%
Materials	4.9%
Consumer Staples	4.4%
Energy	4.2%
Utilities	3.6%
Other	1.4%

Largest Holdings

Holdings	% of Net Assets
Comfort Systems USA, Inc.	0.9%
Ciena Corp.	0.7%
Pure Storage, Inc., Class A	0.7%
Coherent Corp.	0.7%
Lumentum Holdings, Inc.	0.6%
Flex Ltd.	0.6%
United Therapeutics Corp.	0.6%
Curtiss-Wright Corp.	0.5%
Casey's General Stores, Inc.	0.5%
Illumina, Inc.	0.5%

Ultra MidCap400 - MVV

Semi-annual Shareholder Report  — November 30, 2025

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.proshares.com or by calling ProShares Trust at 866-776-5125.

MVV1125

Ultra MSCI Brazil Capped

UBR - NYSE Arca

Semi-annual Shareholder Report  — November 30, 2025

This Semi-annual shareholder report contains important information about Ultra MSCI Brazil Capped (the “Fund”) for the period of June 1, 2025 to November 30, 2025. You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: www.proshares.com/fund-documents.

What were the Fund's costs for the period?

(based on a hypothetical $10,000 investment)

Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (Annualized)
UBR	$60	0.95%

Key Fund Statistics

  Net Assets$3,131,368
  Number of Portfolio Holdings6
  Portfolio Turnover Rate-%

Market Exposure

Investment Type	% of Net Assets
iShares® MSCI Brazil Capped ETF Long Swaps	200%
Total	200%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Sector Weights

Sector	% of Exposure
Financials	40.1%
Materials	12.9%
Utilities	12.9%
Energy	11.9%
Industrials	9.3%
Consumer Staples	5.8%
Communication Services	2.3%
Consumer Discretionary	2.0%
Health Care	1.7%
Information Technology	1.1%

Largest Holdings

Holdings	% of Net Assets
Repurchase Agreements with various counterparties	56.1%

Ultra MSCI Brazil Capped - UBR

Semi-annual Shareholder Report  — November 30, 2025

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.proshares.com or by calling ProShares Trust at 866-776-5125.

UBR1125

Ultra MSCI EAFE

EFO - NYSE Arca

Semi-annual Shareholder Report  — November 30, 2025

This Semi-annual shareholder report contains important information about Ultra MSCI EAFE (the “Fund”) for the period of June 1, 2025 to November 30, 2025. You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: www.proshares.com/fund-documents.

What were the Fund's costs for the period?

(based on a hypothetical $10,000 investment)

Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (Annualized)
EFO	$51	0.95%

Key Fund Statistics

  Net Assets$22,326,074
  Number of Portfolio Holdings6
  Portfolio Turnover Rate-%

Market Exposure

Investment Type	% of Net Assets
iShares® MSCI EAFE ETF Long Swaps	200%
Total	200%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Sector Weights

Sector	% of Exposure
Financials	24.4%
Industrials	19.1%
Health Care	11.5%
Consumer Discretionary	10.0%
Information Technology	8.5%
Consumer Staples	7.6%
Materials	5.4%
Communication Services	4.6%
Utilities	3.7%
Energy	3.2%
Other	2.0%

Largest Holdings

Holdings	% of Net Assets
Repurchase Agreements with various counterparties	56.7%

Country Weights

Country	% of Exposure
Japan	22.7%
United Kingdom	14.8%
France	10.8%
Germany	9.6%
Switzerland	9.5%
Australia	6.3%
Netherlands	5.0%
Spain	3.8%
Sweden	3.6%
Italy	3.2%
Other	10.7%

Ultra MSCI EAFE - EFO

Semi-annual Shareholder Report  — November 30, 2025

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.proshares.com or by calling ProShares Trust at 866-776-5125.

EFO1125

Ultra MSCI Emerging Markets

EET - NYSE Arca

Semi-annual Shareholder Report  — November 30, 2025

This Semi-annual shareholder report contains important information about Ultra MSCI Emerging Markets (the “Fund”) for the period of June 1, 2025 to November 30, 2025. You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: www.proshares.com/fund-documents.

What were the Fund's costs for the period?

(based on a hypothetical $10,000 investment)

Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (Annualized)
EET	$57	0.95%

Key Fund Statistics

  Net Assets$29,676,133
  Number of Portfolio Holdings6
  Portfolio Turnover Rate-%

Market Exposure

Investment Type	% of Net Assets
iShares® MSCI Emerging Markets ETF Long Swaps	200%
Total	200%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Sector Weights

Sector	% of Exposure
Information Technology	26.7%
Financials	22.5%
Consumer Discretionary	12.1%
Communication Services	9.7%
Industrials	7.0%
Materials	6.9%
Energy	4.0%
Consumer Staples	3.9%
Health Care	3.4%
Utilities	2.4%
Other	1.4%

Largest Holdings

Holdings	% of Net Assets
Repurchase Agreements with various counterparties	61.1%

Country Weights

Country	% of Exposure
China	28.8%
Taiwan	20.0%
India	15.8%
South Korea	12.2%
Brazil	4.6%
South Africa	3.6%
Saudi Arabia	2.9%
Mexico	1.9%
United Arab Emirates	1.4%
Indonesia	1.2%
Other	7.6%

Ultra MSCI Emerging Markets - EET

Semi-annual Shareholder Report  — November 30, 2025

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.proshares.com or by calling ProShares Trust at 866-776-5125.

EET1125

Ultra MSCI Japan

EZJ - NYSE Arca

Semi-annual Shareholder Report  — November 30, 2025

This Semi-annual shareholder report contains important information about Ultra MSCI Japan (the “Fund”) for the period of June 1, 2025 to November 30, 2025. You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: www.proshares.com/fund-documents.

What were the Fund's costs for the period?

(based on a hypothetical $10,000 investment)

Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (Annualized)
EZJ	$53	0.95%

Key Fund Statistics

  Net Assets$7,719,294
  Number of Portfolio Holdings7
  Portfolio Turnover Rate-%

Market Exposure

Investment Type	% of Net Assets
Equity Securities	50%
iShares® MSCI Japan ETF Long Swaps	150%
Total	200%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Sector Weights

Sector	% of Exposure
Industrials	24.9%
Consumer Discretionary	17.4%
Financials	16.3%
Information Technology	14.0%
Communication Services	8.1%
Health Care	6.6%
Consumer Staples	4.9%
Materials	3.3%
Real Estate	2.4%
Utilities	1.2%
Other	0.9%

Largest Holdings

Holdings	% of Net Assets
iShares MSCI Japan ETF	49.7%
Repurchase Agreements with various counterparties	22.2%

Ultra MSCI Japan - EZJ

Semi-annual Shareholder Report  — November 30, 2025

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.proshares.com or by calling ProShares Trust at 866-776-5125.

EZJ1125

Ultra Nasdaq Biotechnology

BIB - The Nasdaq Stock Market

Semi-annual Shareholder Report  — November 30, 2025

This Semi-annual shareholder report contains important information about Ultra Nasdaq Biotechnology (the “Fund”) for the period of June 1, 2025 to November 30, 2025. You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: www.proshares.com/fund-documents.

What were the Fund's costs for the period?

(based on a hypothetical $10,000 investment)

Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (Annualized)
BIB	$70	0.95%

Key Fund Statistics

  Net Assets$87,738,611
  Number of Portfolio Holdings257
  Portfolio Turnover Rate8%

Market Exposure

Investment Type	% of Net Assets
Equity Securities	68%
Nasdaq Biotechnology Index® Long Swaps	132%
Total	200%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Sector Weights

Sector	% of Exposure
Health Care	98.7%
Financials	1.3%

Largest Holdings

Holdings	% of Net Assets
Amgen, Inc.	5.3%
Gilead Sciences, Inc.	4.9%
Vertex Pharmaceuticals, Inc.	4.9%
Regeneron Pharmaceuticals, Inc.	4.3%
Alnylam Pharmaceuticals, Inc.	3.1%
AstraZeneca plc (ADR)	2.6%
Insmed, Inc.	2.3%
Argenx SE (ADR)	1.5%
Biogen, Inc.	1.4%
United Therapeutics Corp.	1.2%

Ultra Nasdaq Biotechnology - BIB

Semi-annual Shareholder Report  — November 30, 2025

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.proshares.com or by calling ProShares Trust at 866-776-5125.

BIB1125

Ultra Nasdaq Cloud Computing

SKYU - The Nasdaq Stock Market

Semi-annual Shareholder Report  — November 30, 2025

This Semi-annual shareholder report contains important information about Ultra Nasdaq Cloud Computing (the “Fund”) for the period of June 1, 2025 to November 30, 2025. You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: www.proshares.com/fund-documents.

What were the Fund's costs for the period?

(based on a hypothetical $10,000 investment)

Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (Annualized)
SKYU	$52	0.95%

Key Fund Statistics

  Net Assets$2,004,474
  Number of Portfolio Holdings69
  Portfolio Turnover Rate13%

Market Exposure

Investment Type	% of Net Assets
Equity Securities	56%
ISE Cloud Computing Index Long Swaps	144%
Total	200%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Sector Weights

Sector	% of Exposure
Information Technology	84.5%
Communication Services	9.6%
Consumer Discretionary	3.8%
Industrials	1.0%
Health Care	0.6%
Financials	0.5%

Largest Holdings

Holdings	% of Net Assets
Alphabet, Inc., Class A	3.1%
International Business Machines Corp.	2.7%
Pure Storage, Inc., Class A	2.4%
Amazon.com, Inc.	2.1%
Microsoft Corp.	2.0%
Arista Networks, Inc.	2.0%
Lumen Technologies, Inc.	2.0%
Oracle Corp.	1.9%
MongoDB, Inc., Class A	1.8%
Akamai Technologies, Inc.	1.6%

Ultra Nasdaq Cloud Computing - SKYU

Semi-annual Shareholder Report  — November 30, 2025

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.proshares.com or by calling ProShares Trust at 866-776-5125.

SKYU1125

Ultra Nasdaq Cybersecurity

UCYB - The Nasdaq Stock Market

Semi-annual Shareholder Report  — November 30, 2025

This Semi-annual shareholder report contains important information about Ultra Nasdaq Cybersecurity (the “Fund”) for the period of June 1, 2025 to November 30, 2025. You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: www.proshares.com/fund-documents.

What were the Fund's costs for the period?

(based on a hypothetical $10,000 investment)

Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (Annualized)
UCYB	$48	0.95%

Key Fund Statistics

  Net Assets$4,515,220
  Number of Portfolio Holdings7
  Portfolio Turnover Rate-%

Market Exposure

Investment Type	% of Net Assets
First Trust Nasdaq Cybersecurity ETF Long Swaps	200%
Total	200%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Sector Weights

Sector	% of Exposure
Information Technology	88.7%
Industrials	11.3%

Largest Holdings

Holdings	% of Net Assets
Repurchase Agreements with various counterparties	62.2%

Ultra Nasdaq Cybersecurity - UCYB

Semi-annual Shareholder Report  — November 30, 2025

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.proshares.com or by calling ProShares Trust at 866-776-5125.

UCYB1125

Ultra QQQ®

QLD - NYSE Arca

Semi-annual Shareholder Report  — November 30, 2025

This Semi-annual shareholder report contains important information about Ultra QQQ® (the “Fund”) for the period of June 1, 2025 to November 30, 2025. You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: www.proshares.com/fund-documents.

What were the Fund's costs for the period?

(based on a hypothetical $10,000 investment)

Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (Annualized)
QLD	$56	0.95%

Key Fund Statistics

  Net Assets$10,673,928,373
  Number of Portfolio Holdings120
  Portfolio Turnover Rate1%

Market Exposure

Investment Type	% of Net Assets
Equity Securities	77%
Nasdaq-100 Index® Long Swaps	88%
PowerShares QQQ Trust℠, Series 1 Long Swaps	25%
Nasdaq-100 E-Mini Index Futures	9%
Total	199%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Sector Weights

Sector	% of Exposure
Information Technology	54.9%
Communication Services	15.8%
Consumer Discretionary	12.8%
Health Care	4.9%
Consumer Staples	4.5%
Industrials	3.7%
Utilities	1.4%
Materials	1.0%
Energy	0.5%
Financials	0.3%
Other	0.2%

Largest Holdings

Holdings	% of Net Assets
NVIDIA Corp.	7.0%
Apple, Inc.	6.8%
Microsoft Corp.	6.0%
Broadcom, Inc.	5.1%
Amazon.com, Inc.	4.1%
Alphabet, Inc., Class A	3.0%
Alphabet, Inc., Class C	2.8%
Tesla, Inc.	2.6%
Meta Platforms, Inc., Class A	2.3%
Netflix, Inc.	1.8%

Ultra QQQ® - QLD

Semi-annual Shareholder Report  — November 30, 2025

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.proshares.com or by calling ProShares Trust at 866-776-5125.

QLD1125

Ultra QQQ Mega

QQUP - The Nasdaq Stock Market

Semi-annual Shareholder Report  — November 30, 2025

This Semi-annual shareholder report contains important information about Ultra QQQ Mega (the “Fund”) (formerly known as Ultra Top QQQ) for the period of June 10, 2025 to November 30, 2025. You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: www.proshares.com/fund-documents.

What were the Fund's costs for the period?

(based on a hypothetical $10,000 investment)

Ticker	Costs of a $10,000 investmentFootnote Reference †	Costs paid as a percentage of a $10,000 investment (Annualized)
QQUP	$57	0.95%
Footnote	Description
Footnote †	Amount shown reflects the expenses of the Fund from inception date through November 30, 2025. Expenses would be higher if the Fund had been in operations for the six-month period.

Key Fund Statistics

  Net Assets$37,696,524
  Number of Portfolio Holdings14
  Portfolio Turnover Rate96%

Market Exposure

Investment Type	% of Net Assets
Equity Securities	41%
Nasdaq-100 Mega Index Long Swaps	159%
Total	200%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Sector Weights

Sector	% of Exposure
Information Technology	63.9%
Communication Services	25.7%
Consumer Discretionary	10.4%

Largest Holdings

Holdings	% of Net Assets
NVIDIA Corp.	7.4%
Apple, Inc.	7.1%
Microsoft Corp.	6.3%
Broadcom, Inc.	5.4%
Amazon.com, Inc.	4.3%
Alphabet, Inc., Class A	3.2%
Alphabet, Inc., Class C	3.0%
Meta Platforms, Inc., Class A	2.4%
Netflix, Inc.	1.9%

Ultra QQQ Mega - QQUP

Semi-annual Shareholder Report  — November 30, 2025

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.proshares.com or by calling ProShares Trust at 866-776-5125.

QQUP1125

Ultra QQQ Top 30

QQXL - The Nasdaq Stock Market

Semi-annual Shareholder Report  — November 30, 2025

This Semi-annual shareholder report contains important information about Ultra QQQ Top 30 (the “Fund”) for the period of August 13, 2025 to November 30, 2025. You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: www.proshares.com/fund-documents.

What were the Fund's costs for the period?

(based on a hypothetical $10,000 investment)

Ticker	Costs of a $10,000 investmentFootnote Reference †	Costs paid as a percentage of a $10,000 investment (Annualized)
QQXL	$30	0.95%
Footnote	Description
Footnote †	Amount shown reflects the expenses of the Fund from inception date through November 30, 2025. Expenses would be higher if the Fund had been in operations for the six-month period.

Key Fund Statistics

  Net Assets$11,347,139
  Number of Portfolio Holdings33
  Portfolio Turnover Rate218%

Market Exposure

Investment Type	% of Net Assets
Equity Securities	11%
Nasdaq-100 Top 30 Index® Long Swaps	104%
Nasdaq-100 Index® Long Swaps	84%
Total	199%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Sector Weights

Sector	% of Exposure
Information Technology	60.1%
Communication Services	15.2%
Consumer Discretionary	13.1%
Consumer Staples	4.8%
Health Care	4.3%
Materials	1.5%
Industrials	1.0%

Largest Holdings

Holdings	% of Net Assets
NVIDIA Corp.	1.3%
Apple, Inc.	1.3%
Microsoft Corp.	1.1%
Amazon.com, Inc.	0.7%
Broadcom, Inc.	0.6%
Tesla, Inc.	0.5%
Meta Platforms, Inc., Class A	0.4%
Netflix, Inc.	0.4%
Alphabet, Inc., Class A	0.4%
Costco Wholesale Corp.	0.3%

Ultra QQQ Top 30 - QQXL

Semi-annual Shareholder Report  — November 30, 2025

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.proshares.com or by calling ProShares Trust at 866-776-5125.

QQXL1125

Ultra Real Estate

URE - NYSE Arca

Semi-annual Shareholder Report  — November 30, 2025

This Semi-annual shareholder report contains important information about Ultra Real Estate (the “Fund”) for the period of June 1, 2025 to November 30, 2025. You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: www.proshares.com/fund-documents.

What were the Fund's costs for the period?

(based on a hypothetical $10,000 investment)

Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (Annualized)
URE	$47	0.95%

Key Fund Statistics

  Net Assets$56,561,708
  Number of Portfolio Holdings38
  Portfolio Turnover Rate4%

Market Exposure

Investment Type	% of Net Assets
Equity Securities	75%
S&P Real Estate Select Sector Index Long Swaps	126%
Total	201%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Sector Weights

Sector	% of Exposure
Real Estate	100.0%

Largest Holdings

Holdings	% of Net Assets
Welltower, Inc.	8.5%
Prologis, Inc.	7.3%
American Tower Corp.	5.2%
Equinix, Inc.	4.5%
Simon Property Group, Inc.	3.7%
CBRE Group, Inc., Class A	3.4%
Realty Income Corp.	3.3%
Public Storage	3.2%
Digital Realty Trust, Inc.	3.2%
Crown Castle, Inc.	3.1%

Ultra Real Estate - URE

Semi-annual Shareholder Report  — November 30, 2025

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.proshares.com or by calling ProShares Trust at 866-776-5125.

URE1125

Ultra Russell2000

UWM - NYSE Arca

Semi-annual Shareholder Report  — November 30, 2025

This Semi-annual shareholder report contains important information about Ultra Russell2000 (the “Fund”) for the period of June 1, 2025 to November 30, 2025. You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: www.proshares.com/fund-documents.

What were the Fund's costs for the period?

(based on a hypothetical $10,000 investment)

Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (Annualized)
UWM	$57	0.95%

Key Fund Statistics

  Net Assets$242,904,066
  Number of Portfolio Holdings1,971
  Portfolio Turnover Rate15%

Market Exposure

Investment Type	% of Net Assets
Equity Securities	73%
Russell 2000® Index Long Swaps	119%
Russell 2000® E-Mini Index Futures	8%
Total	200%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Sector Weights

Sector	% of Exposure
Financials	18.9%
Health Care	18.1%
Industrials	16.9%
Information Technology	14.7%
Consumer Discretionary	9.1%
Real Estate	5.7%
Energy	4.8%
Materials	4.1%
Utilities	3.3%
Communication Services	2.6%
Other	1.8%

Largest Holdings

Holdings	% of Net Assets
Credo Technology Group Holding Ltd.	0.7%
Bloom Energy Corp., Class A	0.6%
Fabrinet	0.4%
IonQ, Inc.	0.3%
Nextpower, Inc., Class A	0.3%
Guardant Health, Inc.	0.3%
Kratos Defense & Security Solutions, Inc.	0.3%
Bridgebio Pharma, Inc.	0.3%
Madrigal Pharmaceuticals, Inc.	0.3%
Coeur Mining, Inc.	0.3%

Ultra Russell2000 - UWM

Semi-annual Shareholder Report  — November 30, 2025

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.proshares.com or by calling ProShares Trust at 866-776-5125.

UWM1125

Ultra S&P500®

SSO - NYSE Arca

Semi-annual Shareholder Report  — November 30, 2025

This Semi-annual shareholder report contains important information about Ultra S&P500® (the “Fund”) for the period of June 1, 2025 to November 30, 2025. You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: www.proshares.com/fund-documents.

What were the Fund's costs for the period?

(based on a hypothetical $10,000 investment)

Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (Annualized)
SSO	$49	0.84%

Key Fund Statistics

  Net Assets$7,278,240,051
  Number of Portfolio Holdings523
  Portfolio Turnover Rate1%

Market Exposure

Investment Type	% of Net Assets
Equity Securities	73%
S&P 500® Long Swaps	88%
SPDR® S&P 500® ETF Trust Long Swaps	28%
S&P 500® E-Mini Index Futures	11%
Total	200%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Sector Weights

Sector	% of Exposure
Information Technology	34.5%
Financials	13.0%
Communication Services	10.7%
Consumer Discretionary	10.3%
Health Care	9.8%
Industrials	8.0%
Consumer Staples	4.9%
Energy	2.8%
Utilities	2.4%
Real Estate	1.9%
Other	1.7%

Largest Holdings

Holdings	% of Net Assets
NVIDIA Corp.	5.4%
Apple, Inc.	5.2%
Microsoft Corp.	4.6%
Amazon.com, Inc.	2.8%
Broadcom, Inc.	2.4%
Alphabet, Inc., Class A	2.3%
Alphabet, Inc., Class C	1.9%
Meta Platforms, Inc., Class A	1.8%
Tesla, Inc.	1.5%
Berkshire Hathaway, Inc., Class B	1.2%

Ultra S&P500® - SSO

Semi-annual Shareholder Report  — November 30, 2025

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.proshares.com or by calling ProShares Trust at 866-776-5125.

SSO1125

Ultra S&P 500 Equal Weight

URSP - NYSE Arca

Semi-annual Shareholder Report  — November 30, 2025

This Semi-annual shareholder report contains important information about Ultra S&P 500 Equal Weight (the “Fund”) for the period of August 25, 2025 to November 30, 2025. You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: www.proshares.com/fund-documents.

What were the Fund's costs for the period?

(based on a hypothetical $10,000 investment)

Ticker	Costs of a $10,000 investmentFootnote Reference †	Costs paid as a percentage of a $10,000 investment (Annualized)
URSP	$26	0.95%
Footnote	Description
Footnote †	Amount shown reflects the expenses of the Fund from inception date through November 30, 2025. Expenses would be higher if the Fund had been in operations for the six-month period.

Key Fund Statistics

  Net Assets$49,118,496
  Number of Portfolio Holdings504
  Portfolio Turnover Rate13%

Market Exposure

Investment Type	% of Net Assets
Equity Securities	77%
S&P 500 Equal Weighted Index Long Swaps	123%
Total	200%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Sector Weights

Sector	% of Exposure
Industrials	15.6%
Financials	14.5%
Information Technology	14.4%
Health Care	13.1%
Consumer Discretionary	9.4%
Consumer Staples	7.2%
Utilities	6.4%
Real Estate	5.9%
Materials	5.1%
Energy	4.5%
Other	3.9%

Largest Holdings

Holdings	% of Net Assets
Warner Bros Discovery, Inc.	0.3%
Albemarle Corp.	0.3%
Western Digital Corp.	0.3%
Micron Technology, Inc.	0.3%
Intel Corp.	0.3%
Teradyne, Inc.	0.2%
Applied Materials, Inc.	0.2%
Lam Research Corp.	0.2%
Seagate Technology Holdings plc	0.2%
Eli Lilly & Co.	0.2%

Ultra S&P 500 Equal Weight - URSP

Semi-annual Shareholder Report  — November 30, 2025

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.proshares.com or by calling ProShares Trust at 866-776-5125.

URSP1125

Ultra Semiconductors

USD - NYSE Arca

Semi-annual Shareholder Report  — November 30, 2025

This Semi-annual shareholder report contains important information about Ultra Semiconductors (the “Fund”) for the period of June 1, 2025 to November 30, 2025. You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: www.proshares.com/fund-documents.

What were the Fund's costs for the period?

(based on a hypothetical $10,000 investment)

Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (Annualized)
USD	$69	0.95%

Key Fund Statistics

  Net Assets$1,662,422,980
  Number of Portfolio Holdings50
  Portfolio Turnover Rate34%

Market Exposure

Investment Type	% of Net Assets
Equity Securities	44%
Dow Jones U.S. Semiconductors℠ Index Long Swaps	156%
Total	200%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Sector Weights

Sector	% of Exposure
Information Technology	100.0%

Largest Holdings

Holdings	% of Net Assets
NVIDIA Corp.	22.3%
Broadcom, Inc.	9.8%
Advanced Micro Devices, Inc.	1.8%
Micron Technology, Inc.	1.4%
Applied Materials, Inc.	1.0%
Lam Research Corp.	1.0%
QUALCOMM, Inc.	0.9%
Intel Corp.	0.9%
KLA Corp.	0.8%
Texas Instruments, Inc.	0.8%

Ultra Semiconductors - USD

Semi-annual Shareholder Report  — November 30, 2025

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.proshares.com or by calling ProShares Trust at 866-776-5125.

USD1125

Ultra SmallCap600

SAA - NYSE Arca

Semi-annual Shareholder Report  — November 30, 2025

This Semi-annual shareholder report contains important information about Ultra SmallCap600 (the “Fund”) for the period of June 1, 2025 to November 30, 2025. You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: www.proshares.com/fund-documents.

What were the Fund's costs for the period?

(based on a hypothetical $10,000 investment)

Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (Annualized)
SAA	$54	0.95%

Key Fund Statistics

  Net Assets$23,088,298
  Number of Portfolio Holdings608
  Portfolio Turnover Rate12%

Market Exposure

Investment Type	% of Net Assets
Equity Securities	72%
S&P SmallCap 600® Long Swaps	128%
Total	200%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Sector Weights

Sector	% of Exposure
Financials	18.2%
Industrials	17.4%
Information Technology	14.0%
Consumer Discretionary	13.4%
Health Care	12.2%
Real Estate	7.4%
Materials	5.5%
Energy	4.5%
Communication Services	2.8%
Consumer Staples	2.4%
Other	2.2%

Largest Holdings

Holdings	% of Net Assets
Hecla Mining Co.	0.6%
SPX Technologies, Inc.	0.5%
Dycom Industries, Inc.	0.5%
BorgWarner, Inc.	0.5%
InterDigital, Inc.	0.5%
Sanmina Corp.	0.4%
CareTrust REIT, Inc.	0.4%
Armstrong World Industries, Inc.	0.4%
Advanced Energy Industries, Inc.	0.4%
Lumen Technologies, Inc.	0.4%

Ultra SmallCap600 - SAA

Semi-annual Shareholder Report  — November 30, 2025

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.proshares.com or by calling ProShares Trust at 866-776-5125.

SAA1125

Ultra Technology

ROM - NYSE Arca

Semi-annual Shareholder Report  — November 30, 2025

This Semi-annual shareholder report contains important information about Ultra Technology (the “Fund”) for the period of June 1, 2025 to November 30, 2025. You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: www.proshares.com/fund-documents.

What were the Fund's costs for the period?

(based on a hypothetical $10,000 investment)

Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (Annualized)
ROM	$58	0.94%

Key Fund Statistics

  Net Assets$849,746,560
  Number of Portfolio Holdings81
  Portfolio Turnover Rate4%

Market Exposure

Investment Type	% of Net Assets
Equity Securities	71%
S&P Technology Select Sector Index Long Swaps	128%
Total	199%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Sector Weights

Sector	% of Exposure
Information Technology	100.0%

Largest Holdings

Holdings	% of Net Assets
NVIDIA Corp.	9.9%
Apple, Inc.	9.5%
Microsoft Corp.	8.4%
Broadcom, Inc.	4.3%
Palantir Technologies, Inc., Class A	2.5%
Advanced Micro Devices, Inc.	2.3%
Cisco Systems, Inc.	2.0%
Oracle Corp.	1.9%
International Business Machines Corp.	1.8%
Micron Technology, Inc.	1.7%

Ultra Technology - ROM

Semi-annual Shareholder Report  — November 30, 2025

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.proshares.com or by calling ProShares Trust at 866-776-5125.

ROM1125

Ultra Utilities

UPW - NYSE Arca

Semi-annual Shareholder Report  — November 30, 2025

This Semi-annual shareholder report contains important information about Ultra Utilities (the “Fund”) for the period of June 1, 2025 to November 30, 2025. You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: www.proshares.com/fund-documents.

What were the Fund's costs for the period?

(based on a hypothetical $10,000 investment)

Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (Annualized)
UPW	$53	0.95%

Key Fund Statistics

  Net Assets$18,014,703
  Number of Portfolio Holdings37
  Portfolio Turnover Rate1%

Market Exposure

Investment Type	% of Net Assets
Equity Securities	67%
S&P Utilities Select Sector Index Long Swaps	133%
Total	200%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Sector Weights

Sector	% of Exposure
Utilities	100.0%

Largest Holdings

Holdings	% of Net Assets
NextEra Energy, Inc.	8.6%
Constellation Energy Corp.	5.5%
Southern Co. (The)	4.9%
Duke Energy Corp.	4.7%
American Electric Power Co., Inc.	3.2%
Sempra	3.0%
Vistra Corp.	2.8%
Dominion Energy, Inc.	2.6%
Xcel Energy, Inc.	2.4%
Exelon Corp.	2.3%

Ultra Utilities - UPW

Semi-annual Shareholder Report  — November 30, 2025

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.proshares.com or by calling ProShares Trust at 866-776-5125.

UPW1125

UltraPro Dow30℠

UDOW - NYSE Arca

Semi-annual Shareholder Report  — November 30, 2025

This Semi-annual shareholder report contains important information about UltraPro Dow30℠ (the “Fund”) for the period of June 1, 2025 to November 30, 2025. You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: www.proshares.com/fund-documents.

What were the Fund's costs for the period?

(based on a hypothetical $10,000 investment)

Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (Annualized)
UDOW	$56	0.95%

Key Fund Statistics

  Net Assets$745,621,612
  Number of Portfolio Holdings41
  Portfolio Turnover Rate0%Footnote Reference*
Footnote	Description
Footnote*	Represents less than 0.5% of net assets.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	75%
Dow Jones Industrial Average℠ Long Swaps	217%
DJIA CBOT E-Mini Index Futures	7%
Total	299%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Sector Weights

Sector	% of Exposure
Financials	27.5%
Information Technology	20.2%
Industrials	14.6%
Health Care	12.7%
Consumer Discretionary	12.5%
Materials	4.4%
Consumer Staples	4.3%
Energy	1.9%
Communication Services	1.9%

Largest Holdings

Holdings	% of Net Assets
Goldman Sachs Group, Inc. (The)	8.0%
Caterpillar, Inc.	5.6%
Microsoft Corp.	4.8%
American Express Co.	3.6%
Home Depot, Inc. (The)	3.5%
Amgen, Inc.	3.4%
Sherwin-Williams Co. (The)	3.3%
Visa, Inc., Class A	3.3%
UnitedHealth Group, Inc.	3.2%
JPMorgan Chase & Co.	3.0%

*   Represents less than 0.5%.

UltraPro Dow30℠ - UDOW

Semi-annual Shareholder Report  — November 30, 2025

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.proshares.com or by calling ProShares Trust at 866-776-5125.

UDOW1125

UltraPro MidCap400

UMDD - NYSE Arca

Semi-annual Shareholder Report  — November 30, 2025

This Semi-annual shareholder report contains important information about UltraPro MidCap400 (the “Fund”) for the period of June 1, 2025 to November 30, 2025. You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: www.proshares.com/fund-documents.

What were the Fund's costs for the period?

(based on a hypothetical $10,000 investment)

Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (Annualized)
UMDD	$54	0.95%

Key Fund Statistics

  Net Assets$27,934,962
  Number of Portfolio Holdings410
  Portfolio Turnover Rate7%

Market Exposure

Investment Type	% of Net Assets
Equity Securities	70%
S&P MidCap 400® Long Swaps	221%
S&P Midcap 400® E-Mini Index Futures	10%
Total	301%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Sector Weights

Sector	% of Exposure
Industrials	23.8%
Financials	16.4%
Information Technology	13.8%
Consumer Discretionary	11.6%
Health Care	9.3%
Real Estate	6.6%
Materials	4.9%
Consumer Staples	4.5%
Energy	4.2%
Utilities	3.6%
Other	1.3%

Largest Holdings

Holdings	% of Net Assets
Comfort Systems USA, Inc.	0.8%
Ciena Corp.	0.6%
Pure Storage, Inc., Class A	0.6%
Coherent Corp.	0.6%
Lumentum Holdings, Inc.	0.5%
Flex Ltd.	0.5%
United Therapeutics Corp.	0.5%
Curtiss-Wright Corp.	0.5%
Casey's General Stores, Inc.	0.5%
Illumina, Inc.	0.4%

UltraPro MidCap400 - UMDD

Semi-annual Shareholder Report  — November 30, 2025

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.proshares.com or by calling ProShares Trust at 866-776-5125.

UMDD1125

UltraPro QQQ®

TQQQ - The Nasdaq Stock Market

Semi-annual Shareholder Report  — November 30, 2025

This Semi-annual shareholder report contains important information about UltraPro QQQ® (the “Fund”) for the period of June 1, 2025 to November 30, 2025. You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: www.proshares.com/fund-documents.

What were the Fund's costs for the period?

(based on a hypothetical $10,000 investment)

Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (Annualized)
TQQQ	$52	0.81%

Key Fund Statistics

  Net Assets$30,774,299,036
  Number of Portfolio Holdings124
  Portfolio Turnover Rate1%

Market Exposure

Investment Type	% of Net Assets
Equity Securities	59%
Nasdaq-100 Index® Long Swaps	230%
Nasdaq-100 E-Mini Index Futures	12%
Total	301%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Sector Weights

Sector	% of Exposure
Information Technology	54.9%
Communication Services	15.8%
Consumer Discretionary	12.8%
Health Care	4.9%
Consumer Staples	4.5%
Industrials	3.7%
Utilities	1.4%
Materials	1.0%
Energy	0.5%
Financials	0.3%
Other	0.2%

Largest Holdings

Holdings	% of Net Assets
NVIDIA Corp.	5.3%
Apple, Inc.	5.1%
Microsoft Corp.	4.5%
Broadcom, Inc.	3.9%
Amazon.com, Inc.	3.1%
Alphabet, Inc., Class A	2.3%
Alphabet, Inc., Class C	2.2%
Tesla, Inc.	2.0%
Meta Platforms, Inc., Class A	1.7%
Netflix, Inc.	1.4%

UltraPro QQQ® - TQQQ

Semi-annual Shareholder Report  — November 30, 2025

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.proshares.com or by calling ProShares Trust at 866-776-5125.

TQQQ1125

UltraPro Russell2000

URTY - NYSE Arca

Semi-annual Shareholder Report  — November 30, 2025

This Semi-annual shareholder report contains important information about UltraPro Russell2000 (the “Fund”) for the period of June 1, 2025 to November 30, 2025. You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: www.proshares.com/fund-documents.

What were the Fund's costs for the period?

(based on a hypothetical $10,000 investment)

Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (Annualized)
URTY	$62	0.95%

Key Fund Statistics

  Net Assets$388,384,199
  Number of Portfolio Holdings1,974
  Portfolio Turnover Rate26%

Market Exposure

Investment Type	% of Net Assets
Equity Securities	58%
Russell 2000® Index Long Swaps	233%
Russell 2000® E-Mini Index Futures	9%
Total	300%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Sector Weights

Sector	% of Exposure
Financials	19.2%
Health Care	18.0%
Industrials	16.8%
Information Technology	14.6%
Consumer Discretionary	9.1%
Real Estate	5.7%
Energy	4.8%
Materials	4.1%
Utilities	3.3%
Communication Services	2.6%
Other	1.8%

Largest Holdings

Holdings	% of Net Assets
Credo Technology Group Holding Ltd.	0.5%
Bloom Energy Corp., Class A	0.5%
Fabrinet	0.3%
IonQ, Inc.	0.3%
Nextpower, Inc., Class A	0.3%
Guardant Health, Inc.	0.3%
Kratos Defense & Security Solutions, Inc.	0.3%
Bridgebio Pharma, Inc.	0.2%
Madrigal Pharmaceuticals, Inc.	0.2%
Coeur Mining, Inc.	0.2%

UltraPro Russell2000 - URTY

Semi-annual Shareholder Report  — November 30, 2025

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.proshares.com or by calling ProShares Trust at 866-776-5125.

URTY1125

UltraPro S&P500®

UPRO - NYSE Arca

Semi-annual Shareholder Report  — November 30, 2025

This Semi-annual shareholder report contains important information about UltraPro S&P500® (the “Fund”) for the period of June 1, 2025 to November 30, 2025. You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: www.proshares.com/fund-documents.

What were the Fund's costs for the period?

(based on a hypothetical $10,000 investment)

Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (Annualized)
UPRO	$54	0.88%

Key Fund Statistics

  Net Assets$5,107,779,758
  Number of Portfolio Holdings522
  Portfolio Turnover Rate6%

Market Exposure

Investment Type	% of Net Assets
Equity Securities	59%
S&P 500® Long Swaps	231%
S&P 500® E-Mini Index Futures	10%
Total	300%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Sector Weights

Sector	% of Exposure
Information Technology	34.5%
Financials	13.1%
Communication Services	10.7%
Consumer Discretionary	10.3%
Health Care	9.8%
Industrials	8.0%
Consumer Staples	4.9%
Energy	2.8%
Utilities	2.4%
Real Estate	1.9%
Other	1.6%

Largest Holdings

Holdings	% of Net Assets
NVIDIA Corp.	4.3%
Apple, Inc.	4.2%
Microsoft Corp.	3.7%
Amazon.com, Inc.	2.3%
Broadcom, Inc.	1.9%
Alphabet, Inc., Class A	1.9%
Alphabet, Inc., Class C	1.5%
Meta Platforms, Inc., Class A	1.4%
Tesla, Inc.	1.2%
Berkshire Hathaway, Inc., Class B	1.0%

UltraPro S&P500® - UPRO

Semi-annual Shareholder Report  — November 30, 2025

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.proshares.com or by calling ProShares Trust at 866-776-5125.

UPRO1125

UltraPro Short 20+ Year Treasury

TTT - NYSE Arca

Semi-annual Shareholder Report  — November 30, 2025

This Semi-annual shareholder report contains important information about UltraPro Short 20+ Year Treasury (the “Fund”) for the period of June 1, 2025 to November 30, 2025. You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: www.proshares.com/fund-documents.

What were the Fund's costs for the period?

(based on a hypothetical $10,000 investment)

Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (Annualized)
TTT	$44	0.95%

Key Fund Statistics

  Net Assets$20,069,441
  Number of Portfolio Holdings9
  Portfolio Turnover Rate-%

Market Exposure

Investment Type	% of Net Assets
ICE U.S. Treasury 20+ Year Bond Index Short Swaps	(297)%
U.S. Treasury Long Bond Futures	(3)%
Total	(300)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Sector Weights

Sector	% of Exposure
20+ Year U.S. Treasury	100.0%

Holdings

The UltraPro Short 20+ Year Treasury primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements and U.S. Government securities.

UltraPro Short 20+ Year Treasury - TTT

Semi-annual Shareholder Report  — November 30, 2025

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.proshares.com or by calling ProShares Trust at 866-776-5125.

TTT1125

UltraPro Short Dow30℠

SDOW - NYSE Arca

Semi-annual Shareholder Report  — November 30, 2025

This Semi-annual shareholder report contains important information about UltraPro Short Dow30℠ (the “Fund”) for the period of June 1, 2025 to November 30, 2025. You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: www.proshares.com/fund-documents.

What were the Fund's costs for the period?

(based on a hypothetical $10,000 investment)

Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (Annualized)
SDOW	$41	0.95%

Key Fund Statistics

  Net Assets$188,182,408
  Number of Portfolio Holdings11
  Portfolio Turnover Rate-%

Market Exposure

Investment Type	% of Net Assets
Dow Jones Industrial Average℠ Short Swaps	(283)%
DJIA CBOT E-Mini Index Futures	(17)%
Total	(300)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Sector Weights

Sector	% of Exposure
Financials	27.5%
Information Technology	20.2%
Industrials	14.6%
Health Care	12.7%
Consumer Discretionary	12.5%
Materials	4.4%
Consumer Staples	4.3%
Energy	2.0%
Communication Services	1.8%

Holdings

The UltraPro Short Dow30℠ primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements and U.S. Government securities.

UltraPro Short Dow30℠ - SDOW

Semi-annual Shareholder Report  — November 30, 2025

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.proshares.com or by calling ProShares Trust at 866-776-5125.

SDOW1125

UltraPro Short MidCap400

SMDD - NYSE Arca

Semi-annual Shareholder Report  — November 30, 2025

This Semi-annual shareholder report contains important information about UltraPro Short MidCap400 (the “Fund”) for the period of June 1, 2025 to November 30, 2025. You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: www.proshares.com/fund-documents.

What were the Fund's costs for the period?

(based on a hypothetical $10,000 investment)

Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (Annualized)
SMDD	$41	0.95%

Key Fund Statistics

  Net Assets$2,373,871
  Number of Portfolio Holdings6
  Portfolio Turnover Rate-%

Market Exposure

Investment Type	% of Net Assets
S&P MidCap 400® Short Swaps	(286)%
S&P Midcap® 400 E-Mini Index Futures	(14)%
Total	(300)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Sector Weights

Sector	% of Exposure
Industrials	23.8%
Financials	16.3%
Information Technology	13.8%
Consumer Discretionary	11.6%
Health Care	9.4%
Real Estate	6.6%
Materials	4.9%
Consumer Staples	4.5%
Energy	4.2%
Utilities	3.6%
Other	1.3%

Holdings

The UltraPro Short MidCap400 primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements and U.S. Government securities.

UltraPro Short MidCap400 - SMDD

Semi-annual Shareholder Report  — November 30, 2025

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.proshares.com or by calling ProShares Trust at 866-776-5125.

SMDD1125

UltraPro Short QQQ®

SQQQ - The Nasdaq Stock Market

Semi-annual Shareholder Report  — November 30, 2025

This Semi-annual shareholder report contains important information about UltraPro Short QQQ® (the “Fund”) for the period of June 1, 2025 to November 30, 2025. You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: www.proshares.com/fund-documents.

What were the Fund's costs for the period?

(based on a hypothetical $10,000 investment)

Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (Annualized)
SQQQ	$38	0.95%

Key Fund Statistics

  Net Assets$2,417,824,247
  Number of Portfolio Holdings17
  Portfolio Turnover Rate-%

Market Exposure

Investment Type	% of Net Assets
Nasdaq-100 Index® Short Swaps	(286)%
Nasdaq-100 E-Mini Index Futures	(14)%
Total	(300)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Sector Weights

Sector	% of Exposure
Information Technology	54.9%
Communication Services	15.8%
Consumer Discretionary	12.8%
Health Care	4.9%
Consumer Staples	4.5%
Industrials	3.7%
Utilities	1.4%
Materials	1.0%
Energy	0.5%
Financials	0.3%
Other	0.2%

Holdings

The UltraPro Short QQQ® primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements and U.S. Government securities.

UltraPro Short QQQ® - SQQQ

Semi-annual Shareholder Report  — November 30, 2025

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.proshares.com or by calling ProShares Trust at 866-776-5125.

SQQQ1125

UltraPro Short Russell2000

SRTY - NYSE Arca

Semi-annual Shareholder Report  — November 30, 2025

This Semi-annual shareholder report contains important information about UltraPro Short Russell2000 (the “Fund”) for the period of June 1, 2025 to November 30, 2025. You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: www.proshares.com/fund-documents.

What were the Fund's costs for the period?

(based on a hypothetical $10,000 investment)

Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (Annualized)
SRTY	$37	0.95%

Key Fund Statistics

  Net Assets$75,820,071
  Number of Portfolio Holdings11
  Portfolio Turnover Rate-%

Market Exposure

Investment Type	% of Net Assets
Russell 2000® Index Short Swaps	(292)%
Russell 2000® E-mini Index Futures	(8)%
Total	(300)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Sector Weights

Sector	% of Exposure
Health Care	18.4%
Industrials	17.5%
Financials	17.4%
Information Technology	15.0%
Consumer Discretionary	9.1%
Real Estate	5.8%
Energy	4.9%
Materials	4.2%
Utilities	3.3%
Communication Services	2.6%
Other	1.8%

Holdings

The UltraPro Short Russell2000 primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements and U.S. Government securities.

UltraPro Short Russell2000 - SRTY

Semi-annual Shareholder Report  — November 30, 2025

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.proshares.com or by calling ProShares Trust at 866-776-5125.

SRTY1125

UltraPro Short S&P500®

SPXU - NYSE Arca

Semi-annual Shareholder Report  — November 30, 2025

This Semi-annual shareholder report contains important information about UltraPro Short S&P500® (the “Fund”) for the period of June 1, 2025 to November 30, 2025. You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: www.proshares.com/fund-documents.

What were the Fund's costs for the period?

(based on a hypothetical $10,000 investment)

Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (Annualized)
SPXU	$38	0.90%

Key Fund Statistics

  Net Assets$475,089,238
  Number of Portfolio Holdings15
  Portfolio Turnover Rate-%

Market Exposure

Investment Type	% of Net Assets
S&P 500® Short Swaps	(284)%
S&P 500® E-Mini Index Futures	(16)%
Total	(300)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Sector Weights

Sector	% of Exposure
Information Technology	34.6%
Financials	13.1%
Communication Services	10.7%
Consumer Discretionary	10.3%
Health Care	9.8%
Industrials	8.0%
Consumer Staples	4.9%
Energy	2.8%
Utilities	2.4%
Real Estate	1.9%
Other	1.5%

Holdings

The UltraPro Short S&P500® primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements and U.S. Government securities.

UltraPro Short S&P500® - SPXU

Semi-annual Shareholder Report  — November 30, 2025

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.proshares.com or by calling ProShares Trust at 866-776-5125.

SPXU1125

UltraShort 7-10 Year Treasury

PST - NYSE Arca

Semi-annual Shareholder Report  — November 30, 2025

This Semi-annual shareholder report contains important information about UltraShort 7-10 Year Treasury (the “Fund”) for the period of June 1, 2025 to November 30, 2025. You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: www.proshares.com/fund-documents.

What were the Fund's costs for the period?

(based on a hypothetical $10,000 investment)

Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (Annualized)
PST	$46	0.95%

Key Fund Statistics

  Net Assets$11,976,612
  Number of Portfolio Holdings6
  Portfolio Turnover Rate-%

Market Exposure

Investment Type	% of Net Assets
ICE U.S. Treasury 7-10 Year Bond Index Short Swaps	(196)%
U.S. Treasury 10 Year Note Futures	(4)%
Total	(200)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Sector Weights

Sector	% of Exposure
7-10 Year U.S. Treasury	100.0%

Holdings

The UltraShort 7-10 Year Treasury primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements and U.S. Government securities.

UltraShort 7-10 Year Treasury - PST

Semi-annual Shareholder Report  — November 30, 2025

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.proshares.com or by calling ProShares Trust at 866-776-5125.

PST1125

UltraShort 20+ Year Treasury

TBT - NYSE Arca

Semi-annual Shareholder Report  — November 30, 2025

This Semi-annual shareholder report contains important information about UltraShort 20+ Year Treasury (the “Fund”) for the period of June 1, 2025 to November 30, 2025. You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: www.proshares.com/fund-documents.

What were the Fund's costs for the period?

(based on a hypothetical $10,000 investment)

Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (Annualized)
TBT	$44	0.93%

Key Fund Statistics

  Net Assets$232,525,876
  Number of Portfolio Holdings9
  Portfolio Turnover Rate-%

Market Exposure

Investment Type	% of Net Assets
ICE U.S. Treasury 20+ Year Bond Index Short Swaps	(196)%
U.S. Treasury Long Bond Futures	(4)%
Total	(200)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Sector Weights

Sector	% of Exposure
20+ Year U.S. Treasury	100.0%

Holdings

The UltraShort 20+ Year Treasury primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements and U.S. Government securities.

UltraShort 20+ Year Treasury - TBT

Semi-annual Shareholder Report  — November 30, 2025

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.proshares.com or by calling ProShares Trust at 866-776-5125.

TBT1125

UltraShort Consumer Discretionary

SCC - NYSE Arca

Semi-annual Shareholder Report  — November 30, 2025

This Semi-annual shareholder report contains important information about UltraShort Consumer Discretionary (the “Fund”) for the period of June 1, 2025 to November 30, 2025. You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: www.proshares.com/fund-documents.

What were the Fund's costs for the period?

(based on a hypothetical $10,000 investment)

Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (Annualized)
SCC	$43	0.95%

Key Fund Statistics

  Net Assets$3,227,212
  Number of Portfolio Holdings5
  Portfolio Turnover Rate-%

Market Exposure

Investment Type	% of Net Assets
S&P Consumer Discretionary Select Sector Index Short Swaps	(200)%
Total	(200)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Sector Weights

Sector	% of Exposure
Consumer Discretionary	100.0%

Holdings

The UltraShort Consumer Discretionary primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements and U.S. Government securities.

UltraShort Consumer Discretionary - SCC

Semi-annual Shareholder Report  — November 30, 2025

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.proshares.com or by calling ProShares Trust at 866-776-5125.

SCC1125

UltraShort Consumer Staples

SZK - NYSE Arca

Semi-annual Shareholder Report  — November 30, 2025

This Semi-annual shareholder report contains important information about UltraShort Consumer Staples (the “Fund”) for the period of June 1, 2025 to November 30, 2025. You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: www.proshares.com/fund-documents.

What were the Fund's costs for the period?

(based on a hypothetical $10,000 investment)

Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (Annualized)
SZK	$50	0.95%

Key Fund Statistics

  Net Assets$756,157
  Number of Portfolio Holdings5
  Portfolio Turnover Rate-%

Market Exposure

Investment Type	% of Net Assets
S&P Consumer Staples Select Sector Index Short Swaps	(200)%
Total	(200)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Sector Weights

Sector	% of Exposure
Consumer Staples	100.0%

Holdings

The UltraShort Consumer Staples primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements and U.S. Government securities.

UltraShort Consumer Staples - SZK

Semi-annual Shareholder Report  — November 30, 2025

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.proshares.com or by calling ProShares Trust at 866-776-5125.

SZK1125

UltraShort Dow30℠

DXD - NYSE Arca

Semi-annual Shareholder Report  — November 30, 2025

This Semi-annual shareholder report contains important information about UltraShort Dow30℠ (the “Fund”) for the period of June 1, 2025 to November 30, 2025. You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: www.proshares.com/fund-documents.

What were the Fund's costs for the period?

(based on a hypothetical $10,000 investment)

Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (Annualized)
DXD	$43	0.95%

Key Fund Statistics

  Net Assets$47,344,296
  Number of Portfolio Holdings10
  Portfolio Turnover Rate-%

Market Exposure

Investment Type	% of Net Assets
Dow Jones Industrial Average℠ Short Swaps	(189)%
DJIA CBOT E-Mini Index Futures	(11)%
Total	(200)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Sector Weights

Sector	% of Exposure
Financials	27.5%
Information Technology	20.2%
Industrials	14.6%
Health Care	12.7%
Consumer Discretionary	12.5%
Materials	4.4%
Consumer Staples	4.3%
Energy	2.0%
Communication Services	1.8%

Holdings

The UltraShort Dow30℠ primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements and U.S. Government securities.

UltraShort Dow30℠ - DXD

Semi-annual Shareholder Report  — November 30, 2025

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.proshares.com or by calling ProShares Trust at 866-776-5125.

DXD1125

UltraShort Energy

DUG - NYSE Arca

Semi-annual Shareholder Report  — November 30, 2025

This Semi-annual shareholder report contains important information about UltraShort Energy (the “Fund”) for the period of June 1, 2025 to November 30, 2025. You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: www.proshares.com/fund-documents.

What were the Fund's costs for the period?

(based on a hypothetical $10,000 investment)

Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (Annualized)
DUG	$43	0.95%

Key Fund Statistics

  Net Assets$11,850,920
  Number of Portfolio Holdings6
  Portfolio Turnover Rate-%

Market Exposure

Investment Type	% of Net Assets
S&P Energy Select Sector Index Short Swaps	(200)%
Total	(200)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Sector Weights

Sector	% of Exposure
Energy	100.0%

Holdings

The UltraShort Energy primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements and U.S. Government securities.

UltraShort Energy - DUG

Semi-annual Shareholder Report  — November 30, 2025

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.proshares.com or by calling ProShares Trust at 866-776-5125.

DUG1125

UltraShort Financials

SKF - NYSE Arca

Semi-annual Shareholder Report  — November 30, 2025

This Semi-annual shareholder report contains important information about UltraShort Financials (the “Fund”) for the period of June 1, 2025 to November 30, 2025. You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: www.proshares.com/fund-documents.

What were the Fund's costs for the period?

(based on a hypothetical $10,000 investment)

Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (Annualized)
SKF	$46	0.95%

Key Fund Statistics

  Net Assets$10,709,989
  Number of Portfolio Holdings9
  Portfolio Turnover Rate-%

Market Exposure

Investment Type	% of Net Assets
S&P Financial Select Sector Index Short Swaps	(200)%
Total	(200)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Sector Weights

Sector	% of Exposure
Financials	100.0%

Holdings

The UltraShort Financials primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements and U.S. Government securities.

UltraShort Financials - SKF

Semi-annual Shareholder Report  — November 30, 2025

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.proshares.com or by calling ProShares Trust at 866-776-5125.

SKF1125

UltraShort FTSE China 50

FXP - NYSE Arca

Semi-annual Shareholder Report  — November 30, 2025

This Semi-annual shareholder report contains important information about UltraShort FTSE China 50 (the “Fund”) for the period of June 1, 2025 to November 30, 2025. You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: www.proshares.com/fund-documents.

What were the Fund's costs for the period?

(based on a hypothetical $10,000 investment)

Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (Annualized)
FXP	$42	0.95%

Key Fund Statistics

  Net Assets$6,465,722
  Number of Portfolio Holdings6
  Portfolio Turnover Rate-%

Market Exposure

Investment Type	% of Net Assets
iShares® China Large-Cap ETF Short Swaps	(201)%
Total	(201)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Sector Weights

Sector	% of Exposure
Financials	32.1%
Consumer Discretionary	30.1%
Communication Services	18.1%
Information Technology	6.8%
Energy	4.5%
Materials	2.6%
Health Care	2.1%
Industrials	1.4%
Consumer Staples	0.9%
Real Estate	0.9%
Other	0.5%

Holdings

The UltraShort FTSE China 50 primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements and U.S. Government securities.

UltraShort FTSE China 50 - FXP

Semi-annual Shareholder Report  — November 30, 2025

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.proshares.com or by calling ProShares Trust at 866-776-5125.

FXP1125

UltraShort FTSE Europe

EPV - NYSE Arca

Semi-annual Shareholder Report  — November 30, 2025

This Semi-annual shareholder report contains important information about UltraShort FTSE Europe (the “Fund”) for the period of June 1, 2025 to November 30, 2025. You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: www.proshares.com/fund-documents.

What were the Fund's costs for the period?

(based on a hypothetical $10,000 investment)

Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (Annualized)
EPV	$45	0.95%

Key Fund Statistics

  Net Assets$13,769,227
  Number of Portfolio Holdings5
  Portfolio Turnover Rate-%

Market Exposure

Investment Type	% of Net Assets
Vanguard® FTSE Europe ETF Shares Short Swaps	(200)%
Total	(200)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Sector Weights

Sector	% of Exposure
Financials	23.9%
Industrials	19.0%
Health Care	13.3%
Consumer Staples	8.9%
Consumer Discretionary	8.5%
Information Technology	7.3%
Materials	5.5%
Utilities	4.6%
Energy	4.3%
Communication Services	3.2%
Other	1.5%

Holdings

The UltraShort FTSE Europe primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements and U.S. Government securities.

Country Weights

Country	% of Exposure
United Kingdom	23.3%
France	15.5%
Switzerland	14.1%
Germany	13.7%
Netherlands	6.8%
Spain	5.6%
Sweden	5.6%
Italy	5.4%
Denmark	3.0%
Belgium	1.9%
Other	5.1%

UltraShort FTSE Europe - EPV

Semi-annual Shareholder Report  — November 30, 2025

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.proshares.com or by calling ProShares Trust at 866-776-5125.

EPV1125

UltraShort Health Care

RXD - NYSE Arca

Semi-annual Shareholder Report  — November 30, 2025

This Semi-annual shareholder report contains important information about UltraShort Health Care (the “Fund”) for the period of June 1, 2025 to November 30, 2025. You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: www.proshares.com/fund-documents.

What were the Fund's costs for the period?

(based on a hypothetical $10,000 investment)

Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (Annualized)
RXD	$41	0.95%

Key Fund Statistics

  Net Assets$978,803
  Number of Portfolio Holdings7
  Portfolio Turnover Rate-%

Market Exposure

Investment Type	% of Net Assets
S&P Health Care Select Sector Index Short Swaps	(200)%
Total	(200)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Sector Weights

Sector	% of Exposure
Health Care	100.0%

Holdings

The UltraShort Health Care primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements and U.S. Government securities.

UltraShort Health Care - RXD

Semi-annual Shareholder Report  — November 30, 2025

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.proshares.com or by calling ProShares Trust at 866-776-5125.

RXD1125

UltraShort Industrials

SIJ - NYSE Arca

Semi-annual Shareholder Report  — November 30, 2025

This Semi-annual shareholder report contains important information about UltraShort Industrials (the “Fund”) for the period of June 1, 2025 to November 30, 2025. You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: www.proshares.com/fund-documents.

What were the Fund's costs for the period?

(based on a hypothetical $10,000 investment)

Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (Annualized)
SIJ	$45	0.95%

Key Fund Statistics

  Net Assets$1,262,174
  Number of Portfolio Holdings6
  Portfolio Turnover Rate-%

Market Exposure

Investment Type	% of Net Assets
S&P Industrials Select Sector Index Short Swaps	(201)%
Total	(201)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Sector Weights

Sector	% of Exposure
Industrials	100.0%

Holdings

The UltraShort Industrials primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements and U.S. Government securities.

UltraShort Industrials - SIJ

Semi-annual Shareholder Report  — November 30, 2025

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.proshares.com or by calling ProShares Trust at 866-776-5125.

SIJ1125

UltraShort Materials

SMN - NYSE Arca

Semi-annual Shareholder Report  — November 30, 2025

This Semi-annual shareholder report contains important information about UltraShort Materials (the “Fund”) for the period of June 1, 2025 to November 30, 2025. You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: www.proshares.com/fund-documents.

What were the Fund's costs for the period?

(based on a hypothetical $10,000 investment)

Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (Annualized)
SMN	$46	0.95%

Key Fund Statistics

  Net Assets$757,168
  Number of Portfolio Holdings6
  Portfolio Turnover Rate-%

Market Exposure

Investment Type	% of Net Assets
S&P Materials Select Sector Index Short Swaps	(200)%
Total	(200)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Sector Weights

Sector	% of Exposure
Materials	100.0%

Holdings

The UltraShort Materials primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements and U.S. Government securities.

UltraShort Materials - SMN

Semi-annual Shareholder Report  — November 30, 2025

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.proshares.com or by calling ProShares Trust at 866-776-5125.

SMN1125

UltraShort MidCap400

MZZ - NYSE Arca

Semi-annual Shareholder Report  — November 30, 2025

This Semi-annual shareholder report contains important information about UltraShort MidCap400 (the “Fund”) for the period of June 1, 2025 to November 30, 2025. You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: www.proshares.com/fund-documents.

What were the Fund's costs for the period?

(based on a hypothetical $10,000 investment)

Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (Annualized)
MZZ	$44	0.95%

Key Fund Statistics

  Net Assets$910,318
  Number of Portfolio Holdings5
  Portfolio Turnover Rate-%

Market Exposure

Investment Type	% of Net Assets
S&P MidCap 400® Short Swaps	(200)%
Total	(200)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Sector Weights

Sector	% of Exposure
Industrials	54.0%
Information Technology	31.5%
Financials	28.9%
Consumer Discretionary	23.6%
Health Care	20.8%
Real Estate	10.8%
Energy	8.3%
Consumer Staples	8.1%
Materials	7.9%
Utilities	4.1%
Other	2.2%

Holdings

The UltraShort MidCap400 primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements and U.S. Government securities.

UltraShort MidCap400 - MZZ

Semi-annual Shareholder Report  — November 30, 2025

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.proshares.com or by calling ProShares Trust at 866-776-5125.

MZZ1125

UltraShort MSCI Brazil Capped

BZQ - NYSE Arca

Semi-annual Shareholder Report  — November 30, 2025

This Semi-annual shareholder report contains important information about UltraShort MSCI Brazil Capped (the “Fund”) for the period of June 1, 2025 to November 30, 2025. You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: www.proshares.com/fund-documents.

What were the Fund's costs for the period?

(based on a hypothetical $10,000 investment)

Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (Annualized)
BZQ	$39	0.95%

Key Fund Statistics

  Net Assets$3,860,282
  Number of Portfolio Holdings6
  Portfolio Turnover Rate-%

Market Exposure

Investment Type	% of Net Assets
iShares® MSCI Brazil Capped ETF Short Swaps	(201)%
Total	(201)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Sector Weights

Sector	% of Exposure
Financials	40.1%
Materials	12.9%
Utilities	12.9%
Energy	11.9%
Industrials	9.3%
Consumer Staples	5.8%
Communication Services	2.3%
Consumer Discretionary	2.0%
Health Care	1.7%
Information Technology	1.1%

Holdings

The UltraShort MSCI Brazil Capped primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements and U.S. Government securities.

UltraShort MSCI Brazil Capped - BZQ

Semi-annual Shareholder Report  — November 30, 2025

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.proshares.com or by calling ProShares Trust at 866-776-5125.

BZQ1125

UltraShort MSCI EAFE

EFU - NYSE Arca

Semi-annual Shareholder Report  — November 30, 2025

This Semi-annual shareholder report contains important information about UltraShort MSCI EAFE (the “Fund”) for the period of June 1, 2025 to November 30, 2025. You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: www.proshares.com/fund-documents.

What were the Fund's costs for the period?

(based on a hypothetical $10,000 investment)

Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (Annualized)
EFU	$44	0.95%

Key Fund Statistics

  Net Assets$1,138,561
  Number of Portfolio Holdings5
  Portfolio Turnover Rate-%

Market Exposure

Investment Type	% of Net Assets
iShares® MSCI EAFE ETF Short Swaps	(201)%
Total	(201)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Sector Weights

Sector	% of Exposure
Financials	24.4%
Industrials	19.1%
Health Care	11.5%
Consumer Discretionary	10.0%
Information Technology	8.5%
Consumer Staples	7.6%
Materials	5.4%
Communication Services	4.6%
Utilities	3.7%
Energy	3.2%
Other	2.0%

Holdings

The UltraShort MSCI EAFE primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements and U.S. Government securities.

Country Weights

Country	% of Exposure
Japan	22.7%
United Kingdom	14.8%
France	10.8%
Germany	9.6%
Switzerland	9.5%
Australia	6.3%
Netherlands	5.0%
Spain	3.8%
Sweden	3.6%
Italy	3.2%
Other	10.7%

UltraShort MSCI EAFE - EFU

Semi-annual Shareholder Report  — November 30, 2025

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.proshares.com or by calling ProShares Trust at 866-776-5125.

EFU1125

UltraShort MSCI Emerging Markets

EEV - NYSE Arca

Semi-annual Shareholder Report  — November 30, 2025

This Semi-annual shareholder report contains important information about UltraShort MSCI Emerging Markets (the “Fund”) for the period of June 1, 2025 to November 30, 2025. You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: www.proshares.com/fund-documents.

What were the Fund's costs for the period?

(based on a hypothetical $10,000 investment)

Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (Annualized)
EEV	$41	0.95%

Key Fund Statistics

  Net Assets$2,659,837
  Number of Portfolio Holdings5
  Portfolio Turnover Rate-%

Market Exposure

Investment Type	% of Net Assets
iShares® MSCI Emerging Markets ETF Short Swaps	(200)%
Total	(200)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Sector Weights

Sector	% of Exposure
Information Technology	26.7%
Financials	22.5%
Consumer Discretionary	12.1%
Communication Services	9.7%
Industrials	7.0%
Materials	6.9%
Energy	4.0%
Consumer Staples	3.9%
Health Care	3.4%
Utilities	2.4%
Other	1.4%

Holdings

The UltraShort MSCI Emerging Markets primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements and U.S. Government securities.

Country Weights

Country	% of Exposure
China	28.8%
Taiwan	20.0%
India	15.8%
South Korea	12.2%
Brazil	4.6%
South Africa	3.6%
Saudi Arabia	2.9%
Mexico	1.9%
United Arab Emirates	1.4%
Indonesia	1.2%
Other	7.6%

UltraShort MSCI Emerging Markets - EEV

Semi-annual Shareholder Report  — November 30, 2025

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.proshares.com or by calling ProShares Trust at 866-776-5125.

EEV1125

UltraShort MSCI Japan

EWV - NYSE Arca

Semi-annual Shareholder Report  — November 30, 2025

This Semi-annual shareholder report contains important information about UltraShort MSCI Japan (the “Fund”) for the period of June 1, 2025 to November 30, 2025. You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: www.proshares.com/fund-documents.

What were the Fund's costs for the period?

(based on a hypothetical $10,000 investment)

Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (Annualized)
EWV	$43	0.95%

Key Fund Statistics

  Net Assets$5,700,516
  Number of Portfolio Holdings4
  Portfolio Turnover Rate-%

Market Exposure

Investment Type	% of Net Assets
iShares® MSCI Japan ETF Short Swaps	(200)%
Total	(200)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Sector Weights

Sector	% of Exposure
Industrials	24.9%
Consumer Discretionary	17.4%
Financials	16.3%
Information Technology	14.0%
Communication Services	8.1%
Health Care	6.6%
Consumer Staples	4.9%
Materials	3.3%
Real Estate	2.4%
Utilities	1.2%
Other	0.9%

Holdings

The UltraShort MSCI Japan primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements and U.S. Government securities.

UltraShort MSCI Japan - EWV

Semi-annual Shareholder Report  — November 30, 2025

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.proshares.com or by calling ProShares Trust at 866-776-5125.

EWV1125

UltraShort Nasdaq Biotechnology

BIS - The Nasdaq Stock Market

Semi-annual Shareholder Report  — November 30, 2025

This Semi-annual shareholder report contains important information about UltraShort Nasdaq Biotechnology (the “Fund”) for the period of June 1, 2025 to November 30, 2025. You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: www.proshares.com/fund-documents.

What were the Fund's costs for the period?

(based on a hypothetical $10,000 investment)

Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (Annualized)
BIS	$36	0.95%

Key Fund Statistics

  Net Assets$2,405,791
  Number of Portfolio Holdings6
  Portfolio Turnover Rate-%

Market Exposure

Investment Type	% of Net Assets
Nasdaq Biotechnology Index® Short Swaps	(200)%
Total	(200)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Sector Weights

Sector	% of Exposure
Health Care	100.0%

Holdings

The UltraShort Nasdaq Biotechnology primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements and U.S. Government securities.

UltraShort Nasdaq Biotechnology - BIS

Semi-annual Shareholder Report  — November 30, 2025

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.proshares.com or by calling ProShares Trust at 866-776-5125.

BIS1125

UltraShort QQQ®

QID - NYSE Arca

Semi-annual Shareholder Report  — November 30, 2025

This Semi-annual shareholder report contains important information about UltraShort QQQ® (the “Fund”) for the period of June 1, 2025 to November 30, 2025. You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: www.proshares.com/fund-documents.

What were the Fund's costs for the period?

(based on a hypothetical $10,000 investment)

Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (Annualized)
QID	$41	0.95%

Key Fund Statistics

  Net Assets$286,863,648
  Number of Portfolio Holdings16
  Portfolio Turnover Rate-%

Market Exposure

Investment Type	% of Net Assets
Nasdaq-100 Index® Short Swaps	(186)%
Nasdaq-100 E-Mini Index Futures	(14)%
Total	(200)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Sector Weights

Sector	% of Exposure
Information Technology	54.9%
Communication Services	15.8%
Consumer Discretionary	12.8%
Health Care	4.9%
Consumer Staples	4.5%
Industrials	3.7%
Utilities	1.4%
Materials	1.0%
Energy	0.5%
Financials	0.3%
Other	0.2%

Holdings

The UltraShort QQQ® primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements and U.S. Government securities.

UltraShort QQQ® - QID

Semi-annual Shareholder Report  — November 30, 2025

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.proshares.com or by calling ProShares Trust at 866-776-5125.

QID1125

UltraShort QQQ Mega

QQDN - The Nasdaq Stock Market

Semi-annual Shareholder Report  — November 30, 2025

This Semi-annual shareholder report contains important information about UltraShort QQQ Mega (the “Fund”) (formerly known as UltraShort Top QQQ)  for the period of June 10, 2025 to November 30, 2025. You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: www.proshares.com/fund-documents.

What were the Fund's costs for the period?

(based on a hypothetical $10,000 investment)

Ticker	Costs of a $10,000 investmentFootnote Reference †	Costs paid as a percentage of a $10,000 investment (Annualized)
QQDN	$36	0.95%
Footnote	Description
Footnote †	Amount shown reflects the expenses of the Fund from inception date through November 30, 2025. Expenses would be higher if the Fund had been in operations for the six-month period.

Key Fund Statistics

  Net Assets$1,227,427
  Number of Portfolio Holdings4
  Portfolio Turnover Rate-%

Market Exposure

Investment Type	% of Net Assets
Nasdaq-100 Mega Index Short Swaps	(200)%
Total	(200)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Sector Weights

Sector	% of Exposure
Information Technology	63.9%
Communication Services	25.7%
Consumer Discretionary	10.4%

Holdings

The UltraShort QQQ Mega primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements and U.S. Government securities.

UltraShort QQQ Mega - QQDN

Semi-annual Shareholder Report  — November 30, 2025

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.proshares.com or by calling ProShares Trust at 866-776-5125.

QQDN1125

UltraShort Real Estate

SRS - NYSE Arca

Semi-annual Shareholder Report  — November 30, 2025

This Semi-annual shareholder report contains important information about UltraShort Real Estate (the “Fund”) for the period of June 1, 2025 to November 30, 2025. You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: www.proshares.com/fund-documents.

What were the Fund's costs for the period?

(based on a hypothetical $10,000 investment)

Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (Annualized)
SRS	$48	0.95%

Key Fund Statistics

  Net Assets$21,223,668
  Number of Portfolio Holdings7
  Portfolio Turnover Rate-%

Market Exposure

Investment Type	% of Net Assets
S&P Real Estate Select Sector Index Short Swaps	(199)%
Total	(199)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Sector Weights

Sector	% of Exposure
Real Estate	100.0%

Holdings

The UltraShort Real Estate primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements and U.S. Government securities.

UltraShort Real Estate - SRS

Semi-annual Shareholder Report  — November 30, 2025

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.proshares.com or by calling ProShares Trust at 866-776-5125.

SRS1125

UltraShort Russell2000

TWM - NYSE Arca

Semi-annual Shareholder Report  — November 30, 2025

This Semi-annual shareholder report contains important information about UltraShort Russell2000 (the “Fund”) for the period of June 1, 2025 to November 30, 2025. You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: www.proshares.com/fund-documents.

What were the Fund's costs for the period?

(based on a hypothetical $10,000 investment)

Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (Annualized)
TWM	$40	0.95%

Key Fund Statistics

  Net Assets$38,331,261
  Number of Portfolio Holdings10
  Portfolio Turnover Rate-%

Market Exposure

Investment Type	% of Net Assets
Russell 2000® Index Short Swaps	(182)%
Russell 2000® E-mini Index Futures	(18)%
Total	(200)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Sector Weights

Sector	% of Exposure
Health Care	18.4%
Industrials	17.5%
Financials	17.4%
Information Technology	15.0%
Consumer Discretionary	9.1%
Real Estate	5.8%
Energy	4.9%
Materials	4.2%
Utilities	3.3%
Communication Services	2.6%
Other	1.8%

Holdings

The UltraShort Russell2000 primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements and U.S. Government securities.

UltraShort Russell2000 - TWM

Semi-annual Shareholder Report  — November 30, 2025

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.proshares.com or by calling ProShares Trust at 866-776-5125.

TWM1125

UltraShort S&P500®

SDS - NYSE Arca

Semi-annual Shareholder Report  — November 30, 2025

This Semi-annual shareholder report contains important information about UltraShort S&P500® (the “Fund”) for the period of June 1, 2025 to November 30, 2025. You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: www.proshares.com/fund-documents.

What were the Fund's costs for the period?

(based on a hypothetical $10,000 investment)

Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (Annualized)
SDS	$40	0.91%

Key Fund Statistics

  Net Assets$360,901,313
  Number of Portfolio Holdings15
  Portfolio Turnover Rate-%

Market Exposure

Investment Type	% of Net Assets
S&P 500® Short Swaps	(187)%
S&P 500® E-Mini Index Futures	(14)%
Total	(201)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Sector Weights

Sector	% of Exposure
Information Technology	34.6%
Financials	13.1%
Communication Services	10.7%
Consumer Discretionary	10.3%
Health Care	9.8%
Industrials	8.0%
Consumer Staples	4.9%
Energy	2.8%
Utilities	2.4%
Real Estate	1.9%
Other	1.5%

Holdings

The UltraShort S&P500® primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements and U.S. Government securities.

UltraShort S&P500® - SDS

Semi-annual Shareholder Report  — November 30, 2025

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.proshares.com or by calling ProShares Trust at 866-776-5125.

SDS1125

UltraShort Semiconductors

SSG - NYSE Arca

Semi-annual Shareholder Report  — November 30, 2025

This Semi-annual shareholder report contains important information about UltraShort Semiconductors (the “Fund”) for the period of June 1, 2025 to November 30, 2025. You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: www.proshares.com/fund-documents.

What were the Fund's costs for the period?

(based on a hypothetical $10,000 investment)

Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (Annualized)
SSG	$35	0.95%

Key Fund Statistics

  Net Assets$16,720,104
  Number of Portfolio Holdings10
  Portfolio Turnover Rate-%

Market Exposure

Investment Type	% of Net Assets
Dow Jones U.S. Semiconductors℠ Index Short Swaps	(200)%
Total	(200)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Sector Weights

Sector	% of Exposure
Information Technology	100.0%

Holdings

The UltraShort Semiconductors primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements and U.S. Government securities.

UltraShort Semiconductors - SSG

Semi-annual Shareholder Report  — November 30, 2025

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.proshares.com or by calling ProShares Trust at 866-776-5125.

SSG1125

UltraShort SmallCap600

SDD - NYSE Arca

Semi-annual Shareholder Report  — November 30, 2025

This Semi-annual shareholder report contains important information about UltraShort SmallCap600 (the “Fund”) for the period of June 1, 2025 to November 30, 2025. You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: www.proshares.com/fund-documents.

What were the Fund's costs for the period?

(based on a hypothetical $10,000 investment)

Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (Annualized)
SDD	$42	0.95%

Key Fund Statistics

  Net Assets$1,691,090
  Number of Portfolio Holdings4
  Portfolio Turnover Rate-%

Market Exposure

Investment Type	% of Net Assets
S&P SmallCap 600® Short Swaps	(200)%
Total	(200)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Sector Weights

Sector	% of Exposure
Financials	18.0%
Industrials	17.4%
Information Technology	14.0%
Consumer Discretionary	13.4%
Health Care	12.2%
Real Estate	7.4%
Materials	5.5%
Energy	4.5%
Communication Services	2.8%
Consumer Staples	2.4%
Other	2.4%

Holdings

The UltraShort SmallCap600 primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements and U.S. Government securities.

UltraShort SmallCap600 - SDD

Semi-annual Shareholder Report  — November 30, 2025

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.proshares.com or by calling ProShares Trust at 866-776-5125.

SDD1125

UltraShort Technology

REW - NYSE Arca

Semi-annual Shareholder Report  — November 30, 2025

This Semi-annual shareholder report contains important information about UltraShort Technology (the “Fund”) for the period of June 1, 2025 to November 30, 2025. You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: www.proshares.com/fund-documents.

What were the Fund's costs for the period?

(based on a hypothetical $10,000 investment)

Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (Annualized)
REW	$39	0.95%

Key Fund Statistics

  Net Assets$3,814,756
  Number of Portfolio Holdings9
  Portfolio Turnover Rate-%

Market Exposure

Investment Type	% of Net Assets
S&P Technology Select Sector Index Short Swaps	(200)%
Total	(200)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Sector Weights

Sector	% of Exposure
Information Technology	100.0%

Holdings

The UltraShort Technology primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements and U.S. Government securities.

UltraShort Technology - REW

Semi-annual Shareholder Report  — November 30, 2025

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.proshares.com or by calling ProShares Trust at 866-776-5125.

REW1125

UltraShort Utilities

SDP - NYSE Arca

Semi-annual Shareholder Report  — November 30, 2025

This Semi-annual shareholder report contains important information about UltraShort Utilities (the “Fund”) for the period of June 1, 2025 to November 30, 2025. You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: www.proshares.com/fund-documents.

What were the Fund's costs for the period?

(based on a hypothetical $10,000 investment)

Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (Annualized)
SDP	$43	0.95%

Key Fund Statistics

  Net Assets$4,188,861
  Number of Portfolio Holdings5
  Portfolio Turnover Rate-%

Market Exposure

Investment Type	% of Net Assets
S&P Utilities Select Sector Index Short Swaps	(200)%
Total	(200)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Sector Weights

Sector	% of Exposure
Utilities	100.0%

Holdings

The UltraShort Utilities primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements and U.S. Government securities.

UltraShort Utilities - SDP

Semi-annual Shareholder Report  — November 30, 2025

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.proshares.com or by calling ProShares Trust at 866-776-5125.

SDP1125

Bitcoin & Ether Equal Weight ETF

BETE - NYSE Arca

Semi-annual Shareholder Report  — November 30, 2025

This Semi-annual shareholder report contains important information about Bitcoin & Ether Equal Weight ETF (the “Fund”) for the period of June 1, 2025 to November 30, 2025. You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: www.proshares.com/fund-documents.

What were the Fund's costs for the period?

(based on a hypothetical $10,000 investment)

Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (Annualized)
BETE	$49	0.95%

Key Fund Statistics

  Net Assets$10,975,446
  Number of Portfolio Holdings3
  Portfolio Turnover Rate-%

Market Exposure

Investment Type	% of Net Assets
CME Ether Futures	47%
CME Bitcoin Futures	46%
Total	93%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Weights as a % of Net Assets

Ether	47%
Bitcoin	46%

Largest Holdings

Holdings	% of Net Assets
Repurchase Agreements with various counterparties	56.0%

Bitcoin & Ether Equal Weight ETF - BETE

Semi-annual Shareholder Report  — November 30, 2025

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.proshares.com or by calling ProShares Trust at 866-776-5125.

BETE1125

Bitcoin & Ether Market Cap Weight ETF

BETH - NYSE Arca

Semi-annual Shareholder Report  — November 30, 2025

This Semi-annual shareholder report contains important information about Bitcoin & Ether Market Cap Weight ETF (the “Fund”) for the period of June 1, 2025 to November 30, 2025. You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: www.proshares.com/fund-documents.

What were the Fund's costs for the period?

(based on a hypothetical $10,000 investment)

Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (Annualized)
BETH	$45	0.95%

Key Fund Statistics

  Net Assets$17,027,129
  Number of Portfolio Holdings3
  Portfolio Turnover Rate-%

Market Exposure

Investment Type	% of Net Assets
CME Bitcoin Futures	80%
CME Ether Futures	15%
Total	95%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Weights as a % of Net Assets

Bitcoin	80%
Ether	15%

Largest Holdings

Holdings	% of Net Assets
Repurchase Agreements with various counterparties	59.3%

Bitcoin & Ether Market Cap Weight ETF - BETH

Semi-annual Shareholder Report  — November 30, 2025

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.proshares.com or by calling ProShares Trust at 866-776-5125.

BETH1125

Bitcoin ETF

BITO - NYSE Arca

Semi-annual Shareholder Report  — November 30, 2025

This Semi-annual shareholder report contains important information about Bitcoin ETF (the “Fund”) for the period of June 1, 2025 to November 30, 2025. You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: www.proshares.com/fund-documents.

What were the Fund's costs for the period?

(based on a hypothetical $10,000 investment)

Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (Annualized)
BITO	$44	0.95%

Key Fund Statistics

  Net Assets$2,367,095,633
  Number of Portfolio Holdings3
  Portfolio Turnover Rate-%

Market Exposure

Investment Type	% of Net Assets
CME Bitcoin Futures	91%
Total	91%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Weights as a % of Net Assets

Bitcoin	91%

Largest Holdings

Holdings	% of Net Assets
U.S. Treasury Bills	59.0%
Repurchase Agreements with various counterparties	5.3%

Bitcoin ETF - BITO

Semi-annual Shareholder Report  — November 30, 2025

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.proshares.com or by calling ProShares Trust at 866-776-5125.

BITO1125

Ether ETF

EETH - NYSE Arca

Semi-annual Shareholder Report  — November 30, 2025

This Semi-annual shareholder report contains important information about Ether ETF (the “Fund”) for the period of June 1, 2025 to November 30, 2025. You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: www.proshares.com/fund-documents.

What were the Fund's costs for the period?

(based on a hypothetical $10,000 investment)

Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (Annualized)
EETH	$51	0.95%

Key Fund Statistics

  Net Assets$71,912,467
  Number of Portfolio Holdings2
  Portfolio Turnover Rate-%

Market Exposure

Investment Type	% of Net Assets
CME Ether Futures	92%
Total	92%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Weights as a % of Net Assets

Ether	92%

Largest Holdings

Holdings	% of Net Assets
Repurchase Agreements with various counterparties	19.8%

Ether ETF - EETH

Semi-annual Shareholder Report  — November 30, 2025

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.proshares.com or by calling ProShares Trust at 866-776-5125.

EETH1125

Short Bitcoin ETF

BITI - NYSE Arca

Semi-annual Shareholder Report  — November 30, 2025

This Semi-annual shareholder report contains important information about Short Bitcoin ETF (the “Fund”) for the period of June 1, 2025 to November 30, 2025. You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: www.proshares.com/fund-documents.

What were the Fund's costs for the period?

(based on a hypothetical $10,000 investment)

Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (Annualized)
BITI	$55	1.03%

Key Fund Statistics

  Net Assets$136,026,640
  Number of Portfolio Holdings2
  Portfolio Turnover Rate-%

Market Exposure

Investment Type	% of Net Assets
CME Bitcoin Futures	(100)%
Total	(100)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Weights as a % of Net Assets

Bitcoin	100%

Holdings

The Short Bitcoin ETF primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements and U.S. Government securities.

Short Bitcoin ETF - BITI

Semi-annual Shareholder Report  — November 30, 2025

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.proshares.com or by calling ProShares Trust at 866-776-5125.

BITI1125

Short Ether ETF

SETH - NYSE Arca

Semi-annual Shareholder Report  — November 30, 2025

This Semi-annual shareholder report contains important information about Short Ether ETF (the “Fund”) for the period of June 1, 2025 to November 30, 2025. You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: www.proshares.com/fund-documents.

What were the Fund's costs for the period?

(based on a hypothetical $10,000 investment)

Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (Annualized)
SETH	$40	0.95%

Key Fund Statistics

  Net Assets$13,692,869
  Number of Portfolio Holdings3
  Portfolio Turnover Rate-%

Market Exposure

Investment Type	% of Net Assets
CME Micro Ether Futures	(1)%
CME Ether Futures	(99)%
Total	(100)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Weights as a % of Net Assets

Ether	100%

Holdings

The Short Ether ETF primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements and U.S. Government securities.

Short Ether ETF - SETH

Semi-annual Shareholder Report  — November 30, 2025

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.proshares.com or by calling ProShares Trust at 866-776-5125.

SETH1125

Ultra Bitcoin ETF

BITU - NYSE Arca

Semi-annual Shareholder Report  — November 30, 2025

This Semi-annual shareholder report contains important information about Ultra Bitcoin ETF (the “Fund”) for the period of June 1, 2025 to November 30, 2025. You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: www.proshares.com/fund-documents.

What were the Fund's costs for the period?

(based on a hypothetical $10,000 investment)

Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (Annualized)
BITU	$40	0.95%

Key Fund Statistics

  Net Assets$745,511,718
  Number of Portfolio Holdings7
  Portfolio Turnover Rate-%

Market Exposure

Investment Type	% of Net Assets
iShares Bitcoin Trust Long Swaps	147%
Fidelity Wise Origin Bitcoin Long Swaps	14%
CME Bitcoin Futures	36%
Total	197%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Weights as a % of Net Assets

Bitcoin	197%

Largest Holdings

Holdings	% of Net Assets
Repurchase Agreements with various counterparties	15.0%

Ultra Bitcoin ETF - BITU

Semi-annual Shareholder Report  — November 30, 2025

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.proshares.com or by calling ProShares Trust at 866-776-5125.

BITU1125

Ultra Ether ETF

ETHT - NYSE Arca

Semi-annual Shareholder Report  — November 30, 2025

This Semi-annual shareholder report contains important information about Ultra Ether ETF (the “Fund”) for the period of June 1, 2025 to November 30, 2025. You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: www.proshares.com/fund-documents.

What were the Fund's costs for the period?

(based on a hypothetical $10,000 investment)

Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (Annualized)
ETHT	$47	0.94%

Key Fund Statistics

  Net Assets$369,902,927
  Number of Portfolio Holdings4
  Portfolio Turnover Rate-%

Market Exposure

Investment Type	% of Net Assets
iShares Ethereum Trust Long Swaps	109%
CME Ether Futures	91%
Total	200%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Weights as a % of Net Assets

Ether	200%

Largest Holdings

Holdings	% of Net Assets
Repurchase Agreements with various counterparties	5.2%

Ultra Ether ETF - ETHT

Semi-annual Shareholder Report  — November 30, 2025

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.proshares.com or by calling ProShares Trust at 866-776-5125.

ETHT1125

Ultra Solana ETF

SLON - NYSE Arca

Semi-annual Shareholder Report  — November 30, 2025

This Semi-annual shareholder report contains important information about Ultra Solana ETF (the “Fund”) for the period of July 14, 2025 to November 30, 2025. You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: www.proshares.com/fund-documents.

What were the Fund's costs for the period?

(based on a hypothetical $10,000 investment)

Ticker	Costs of a $10,000 investmentFootnote Reference †	Costs paid as a percentage of a $10,000 investment (Annualized)
SLON	$78	2.79%
Footnote	Description
Footnote †	Amount shown reflects the expenses of the Fund from inception date through November 30, 2025. Expenses would be higher if the Fund had been in operations for the six-month period.

Key Fund Statistics

  Net Assets$36,408,482
  Number of Portfolio Holdings2
  Portfolio Turnover Rate-%

Market Exposure

Investment Type	% of Net Assets
CME Solana Futures	154%
Coinbase Solana Futures	46%
Total	200%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Weights as a % of Net Assets

Solana	200%

Holdings

The Ultra Solana ETF primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements and U.S. Government securities.

Ultra Solana ETF - SLON

Semi-annual Shareholder Report  — November 30, 2025

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.proshares.com or by calling ProShares Trust at 866-776-5125.

SLON1125

Ultra XRP ETF

UXRP - NYSE Arca

Semi-annual Shareholder Report  — November 30, 2025

This Semi-annual shareholder report contains important information about Ultra XRP ETF (the “Fund”) for the period of July 14, 2025 to November 30, 2025. You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: www.proshares.com/fund-documents.

What were the Fund's costs for the period?

(based on a hypothetical $10,000 investment)

Ticker	Costs of a $10,000 investmentFootnote Reference †	Costs paid as a percentage of a $10,000 investment (Annualized)
UXRP	$67	2.64%
Footnote	Description
Footnote †	Amount shown reflects the expenses of the Fund from inception date through November 30, 2025. Expenses would be higher if the Fund had been in operations for the six-month period.

Key Fund Statistics

  Net Assets$78,915,232
  Number of Portfolio Holdings2
  Portfolio Turnover Rate-%

Market Exposure

Investment Type	% of Net Assets
CME XRP Futures	138%
Coinbase XRP Futures	62%
Total	200%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Weights as a % of Net Assets

XRP	200%

Holdings

The Ultra XRP ETF primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements and U.S. Government securities.

Ultra XRP ETF - UXRP

Semi-annual Shareholder Report  — November 30, 2025

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.proshares.com or by calling ProShares Trust at 866-776-5125.

UXRP1125

UltraShort Bitcoin ETF

SBIT - NYSE Arca

Semi-annual Shareholder Report  — November 30, 2025

This Semi-annual shareholder report contains important information about UltraShort Bitcoin ETF (the “Fund”) for the period of June 1, 2025 to November 30, 2025. You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: www.proshares.com/fund-documents.

What were the Fund's costs for the period?

(based on a hypothetical $10,000 investment)

Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (Annualized)
SBIT	$51	0.95%

Key Fund Statistics

  Net Assets$93,026,244
  Number of Portfolio Holdings5
  Portfolio Turnover Rate-%

Market Exposure

Investment Type	% of Net Assets
iShares Bitcoin Trust Short Swaps	(64)%
CME Bitcoin Futures	(136)%
Total	(200)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Weights as a % of Net Assets

Bitcoin	200%

Holdings

The UltraShort Bitcoin ETF primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements and U.S. Government securities.

UltraShort Bitcoin ETF - SBIT

Semi-annual Shareholder Report  — November 30, 2025

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.proshares.com or by calling ProShares Trust at 866-776-5125.

SBIT1125

UltraShort Ether ETF

ETHD - NYSE Arca

Semi-annual Shareholder Report  — November 30, 2025

This Semi-annual shareholder report contains important information about UltraShort Ether ETF (the “Fund”) for the period of June 1, 2025 to November 30, 2025. You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: www.proshares.com/fund-documents.

What were the Fund's costs for the period?

(based on a hypothetical $10,000 investment)

Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (Annualized)
ETHD	$32	0.95%

Key Fund Statistics

  Net Assets$72,955,667
  Number of Portfolio Holdings4
  Portfolio Turnover Rate-%

Market Exposure

Investment Type	% of Net Assets
iShares Ethereum Trust Short Swaps	(81)%
CME Ether Futures	(117)%
Total	(198)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Weights as a % of Net Assets

Ether	198%

Holdings

The UltraShort Ether ETF primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements and U.S. Government securities.

UltraShort Ether ETF - ETHD

Semi-annual Shareholder Report  — November 30, 2025

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.proshares.com or by calling ProShares Trust at 866-776-5125.

ETHD1125

Ultra COIN

COIA - NYSE Arca

Semi-annual Shareholder Report  — November 30, 2025

This Semi-annual shareholder report contains important information about Ultra COIN (the “Fund”) for the period of September 8, 2025 to November 30, 2025. You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: www.proshares.com/fund-documents.

What were the Fund's costs for the period?

(based on a hypothetical $10,000 investment)

Ticker	Costs of a $10,000 investmentFootnote Reference †	Costs paid as a percentage of a $10,000 investment (Annualized)
COIA	$18	0.95%
Footnote	Description
Footnote †	Amount shown reflects the expenses of the Fund from inception date through November 30, 2025. Expenses would be higher if the Fund had been in operations for the six-month period.

Key Fund Statistics

  Net Assets$6,002,752
  Number of Portfolio Holdings4
  Portfolio Turnover Rate-%

Market Exposure

Investment Type	% of Net Assets
Coinbase Global, Inc. (COIN) Long Swaps	200%
Total	200%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Sector Weights

Sector	% of Exposure
Financials	100%

Holdings

The Ultra COIN primarily invests in non-equity securities, which may include: swap agreements, repurchase agreements and U.S. Government securities.

Ultra COIN - COIA

Semi-annual Shareholder Report  — November 30, 2025

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.proshares.com or by calling ProShares Trust at 866-776-5125.

COIA1125

Ultra CRCL

CRCA - NYSE Arca

Semi-annual Shareholder Report  — November 30, 2025

This Semi-annual shareholder report contains important information about Ultra CRCL (the “Fund”) for the period of August 6, 2025 to November 30, 2025. You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: www.proshares.com/fund-documents.

What were the Fund's costs for the period?

(based on a hypothetical $10,000 investment)

Ticker	Costs of a $10,000 investmentFootnote Reference †	Costs paid as a percentage of a $10,000 investment (Annualized)
CRCA	$18	0.95%
Footnote	Description
Footnote †	Amount shown reflects the expenses of the Fund from inception date through November 30, 2025. Expenses would be higher if the Fund had been in operations for the six-month period.

Key Fund Statistics

  Net Assets$135,828,011
  Number of Portfolio Holdings7
  Portfolio Turnover Rate-%

Market Exposure

Investment Type	% of Net Assets
Circle Internet Group Long Swaps	200%
Total	200%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Sector Weights

Sector	% of Exposure
Financials	100%

Holdings

The Ultra CRCL primarily invests in non-equity securities, which may include: swap agreements, repurchase agreements and U.S. Government securities.

Ultra CRCL - CRCA

Semi-annual Shareholder Report  — November 30, 2025

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.proshares.com or by calling ProShares Trust at 866-776-5125.

CRCA1125

Ultra NVDA

NVDB - NYSE Arca

Semi-annual Shareholder Report  — November 30, 2025

This Semi-annual shareholder report contains important information about Ultra NVDA (the “Fund”) for the period of September 8, 2025 to November 30, 2025. You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: www.proshares.com/fund-documents.

What were the Fund's costs for the period?

(based on a hypothetical $10,000 investment)

Ticker	Costs of a $10,000 investmentFootnote Reference †	Costs paid as a percentage of a $10,000 investment (Annualized)
NVDB	$22	0.95%
Footnote	Description
Footnote †	Amount shown reflects the expenses of the Fund from inception date through November 30, 2025. Expenses would be higher if the Fund had been in operations for the six-month period.

Key Fund Statistics

  Net Assets$9,594,929
  Number of Portfolio Holdings3
  Portfolio Turnover Rate-%

Market Exposure

Investment Type	% of Net Assets
NVIDIA Corp. (NVDA) Long Swaps	200%
Total	200%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Sector Weights

Sector	% of Exposure
Information Technology	100%

Holdings

The Ultra NVDA primarily invests in non-equity securities, which may include: swap agreements, repurchase agreements and U.S. Government securities.

Ultra NVDA - NVDB

Semi-annual Shareholder Report  — November 30, 2025

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.proshares.com or by calling ProShares Trust at 866-776-5125.

NVDB1125

Ultra PLTR

PLTA - NYSE Arca

Semi-annual Shareholder Report  — November 30, 2025

This Semi-annual shareholder report contains important information about Ultra PLTR (the “Fund”) for the period of September 8, 2025 to November 30, 2025. You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: www.proshares.com/fund-documents.

What were the Fund's costs for the period?

(based on a hypothetical $10,000 investment)

Ticker	Costs of a $10,000 investmentFootnote Reference †	Costs paid as a percentage of a $10,000 investment (Annualized)
PLTA	$22	0.95%
Footnote	Description
Footnote †	Amount shown reflects the expenses of the Fund from inception date through November 30, 2025. Expenses would be higher if the Fund had been in operations for the six-month period.

Key Fund Statistics

  Net Assets$9,251,428
  Number of Portfolio Holdings4
  Portfolio Turnover Rate-%

Market Exposure

Investment Type	% of Net Assets
Palantir Technologies, Inc. (PLTR) Long Swaps	200%
Total	200%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Sector Weights

Sector	% of Exposure
Information Technology	100%

Holdings

The Ultra PLTR primarily invests in non-equity securities, which may include: swap agreements, repurchase agreements and U.S. Government securities.

Ultra PLTR - PLTA

Semi-annual Shareholder Report  — November 30, 2025

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.proshares.com or by calling ProShares Trust at 866-776-5125.

PLTA1125

Ultra TSLA

TSLI - NYSE Arca

Semi-annual Shareholder Report  — November 30, 2025

This Semi-annual shareholder report contains important information about Ultra TSLA (the “Fund”) for the period of September 8, 2025 to November 30, 2025. You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: www.proshares.com/fund-documents.

What were the Fund's costs for the period?

(based on a hypothetical $10,000 investment)

Ticker	Costs of a $10,000 investmentFootnote Reference †	Costs paid as a percentage of a $10,000 investment (Annualized)
TSLI	$26	0.95%
Footnote	Description
Footnote †	Amount shown reflects the expenses of the Fund from inception date through November 30, 2025. Expenses would be higher if the Fund had been in operations for the six-month period.

Key Fund Statistics

  Net Assets$8,777,744
  Number of Portfolio Holdings5
  Portfolio Turnover Rate-%

Market Exposure

Investment Type	% of Net Assets
Tesla, Inc. (TSLA) Long Swaps	200%
Total	200%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Sector Weights

Sector	% of Exposure
Consumer Discretionary	100%

Holdings

The Ultra TSLA primarily invests in non-equity securities, which may include: swap agreements, repurchase agreements and U.S. Government securities.

Ultra TSLA - TSLI

Semi-annual Shareholder Report  — November 30, 2025

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.proshares.com or by calling ProShares Trust at 866-776-5125.

TSLI1125

        (b)           Include a copy of each notice transmitted to stockholders in reliance on Rule 30e-3 under the Act (17 CFR 270.30e-3) that contains disclosures specified by paragraph (c)(3) of that rule.
Not applicable.
Item 2. Code of Ethics.
Annual item, not applicable.

Item 3. Audit Committee Financial Expert.
Annual item, not applicable.
Item 4. Principal Accountant Fees and Services.
Annual item, not applicable.
Item 5. Audit Committee of Listed Registrants.
        Annual item, not applicable.
Item 6. Investments
        (a)           Schedule I – Investments in securities of unaffiliated issuers are included in item 7.
        (b)           Securities Divested of in accordance with Section 13(c) of the Investment Company Act of 1940.
Not applicable.
Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.
        (a)           Semiannual financial statements are included below.
PROSHARES TRUST
Distributor: SEI Investments Distribution Co.
Semiannual Financial
Statements and
Additional Information
NOVEMBER 30, 2025 (UNAUDITED)
Big Data Refiners ETF
DAT
Decline of the Retail Store ETF
EMTY
DJ Brookfield Global Infrastructure ETF
TOLZ
Equities for Rising Rates ETF
EQRR
Global Listed Private Equity ETF
PEX
Hedge Replication ETF
HDG
High Yield-Interest Rate Hedged
HYHG
Inflation Expectations ETF
RINF
Investment Grade-Interest Rate Hedged
IGHG
K-1 Free Crude Oil ETF*
OILK
Large Cap Core Plus
CSM
Long Online/Short Stores ETF
CLIX
Merger ETF
MRGR
Metaverse ETF
VERS
MSCI EAFE Dividend Growers ETF
EFAD
MSCI Emerging Markets Dividend Growers ETF
EMDV
MSCI Europe Dividend Growers ETF
EUDV
MSCI Transformational Changes ETF
ANEW
Nanotechnology ETF
TINY
Nasdaq-100 Dorsey Wright Momentum ETF
QQQA
Nasdaq-100 Dynamic Buffer ETF
QB
Nasdaq-100 High Income ETF
IQQQ
On-Demand ETF
OND
Online Retail ETF
ONLN
Pet Care ETF
PAWZ
Russell 2000 Dividend Growers ETF
SMDV
Russell 2000 Dynamic Buffer ETF
RB
Russell 2000 High Income ETF
ITWO
Russell U.S. Dividend Growers ETF
TMDV
S&P 500
®
Dividend Aristocrats ETF
NOBL
S&P 500
®
Dynamic Buffer ETF
FB
S&P 500
®
Ex-Energy ETF
SPXE
S&P 500
®
Ex-Financials ETF
SPXN
S&P 500
®
Ex-Health Care ETF
SPXV
S&P 500
®
Ex-Technology ETF
SPXT
S&P 500
®
High Income ETF
ISPY
S&P Global Core Battery Metals ETF
ION
S&P Kensho Cleantech ETF
CTEX
S&P Kensho Smart Factories ETF
MAKX
S&P MidCap 400
®
Dividend Aristocrats ETF
REGL
S&P Technology Dividend Aristocrats ETF
TDV
Smart Materials ETF
TINT
Supply Chain Logistics ETF
SUPL
* The K-1 Free Crude Oil ETF fund is consolidated with Cayman Crude Oil Strategy Portfolio.

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1 Schedule of Portfolio Investments
194 Statements of Assets and Liabilities
204 Statements of Operations
214 Statements of Changes in Net Assets
230 Financial Highlights
254 Notes to Financial Statements
283 Miscellaneous Information
288 Form N-CSR – Items 8-11

SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2025 (UNAUDITED) :: 1
PROSHARES TRUST
SCHEDULE OF PORTFOLIO INVESTMENTS

BIG DATA REFINERS ETF :: NOVEMBER 30, 2025 (UNAUDITED)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
2
DAT
::
See accompanying notes to the financial statements.
Investments
Shares Value
Common Stocks — 100 .3%
Electronic Equipment, Instruments & Components — 7.7%
VusionGroup 898 $ 217,568
Zebra Technologies Corp.,
Class
a
A* 1,145 289,399
506,967
Hotels, Restaurants & Leisure — 3.3%
Genius Sports Ltd.* 21,104 212,517
IT Services — 13.9%
MongoDB, Inc., Class
a
A* 1,536 510,520
Snowflake, Inc., Class
a
A* 1,604 402,989
913,509
Professional Services — 2.6%
Innodata, Inc.(a) 2,973 170,858
Software — 72.8%
AvePoint, Inc.* 11,300 146,900
Braze, Inc., Class
a
A* 6,852 196,652
Cellebrite DI Ltd.* 10,678 180,031
Cognyte Software Ltd.* 5,896 49,526
Commvault Systems, Inc.* 1,793 221,436
Confluent, Inc., Class
a
A* 13,879 308,808
Datadog, Inc., Class
a
A* 2,768 442,908
Dynatrace, Inc.* 6,147 273,910
Elastic NV* 3,914 276,054
Enghouse Systems Ltd. 4,216 61,636
Five9, Inc.* 7,312 143,243
I3 Verticals, Inc., Class
a
A(a) 2,265 53,613
InterDigital, Inc. 1,487 531,974
Nice Ltd., ADR* 1,906 202,169
Nutanix, Inc., Class
a
A* 4,385 209,603
Palantir Technologies, Inc.,
Class
a
A* 2,647 445,887
Red Violet, Inc. 1,083 58,688
Rubrik, Inc., Class
a
A* 3,453 239,362
Strategy, Inc., Class
a
A* 903 159,994
Teradata Corp.* 9,101 260,653
Tyler Technologies, Inc.* 587 275,667
Investments
Shares Value
Common Stocks (continued)
Weave Communications, Inc.* 6,294 $ 40,156
4,778,870
Total Common Stocks
(Cost $6,614,260)
6,582,721
Securities Lending Reinvestments (b) — 0 .7%
Investment Companies — 0 .7%
Invesco Government & Agency Portfolio,
Institutional Class 3.91% (c)
(Cost $46,533) 46,533 46,533
Total Investments — 101.0%
(Cost $6,660,793) 6,629,254
Liabilities in excess of other assets — (1.0%) (62,453)
Net Assets — 100.0% $ 6,566,801
* Non-income producing security.
(a) The security or a portion of this security is on loan at November
30, 2025. The total value of securities on loan at November
30, 2025 was $186,849, collateralized in the form of cash
with a value of $46,533 that was reinvested in the securities shown in the Securities Lending Reinvestment section of the
Schedule of Portfolio Investments and $144,134 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 1.13% – 4.63%, and maturity dates ranging from
December 31, 2026 – February 15, 2054. The total value of
collateral is $190,667.
(b) The security was purchased with cash collateral held from securities on loan at November 30, 2025. The total value of
securities purchased was $46,533.
(c) Rate shown is the 7-day yield as of November 30, 2025.
Abbreviations
ADR American Depositary Receipt
DI Depositary Interest
As of November 30, 2025, the gross unrealized appreciation
(depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was
as
follows:
Aggregate gross unrealized appreciation $ 1,004,596
Aggregate gross unrealized depreciation (1,049,973)
Net unrealized depreciation $ (45,377)
Federal income tax cost $ 6,674,631
Big Data Refiners ETF invested, as a percentage of net assets, in the following countries as of November 30, 2025:
United States 86 .2%
Israel 6 .6%
France 3 .3%
United Kingdom 3 .2%
Canada 1 .0%
Other
a
( 0 .3 ) %
100 .0%
a Includes any non-equity securities and net other assets (liabilities).

NOVEMBER 30, 2025 (UNAUDITED) :: DECLINE OF THE RETAIL STORE ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
3
EMTY
::
See accompanying notes to the financial statements.
Investments
Principal
Amount Value
Short-Term Investments — 96 .3%
Repurchase Agreements (a) — 96 .3%
Repurchase Agreements
with various counterparties,
rates 2.5% - 4.08%, dated
11/28/2025, due 12/1/2025,
total to be received $3,140,998
(Cost $3,139,984) $ 3,139,984
$ 3,139,984
Total Investments — 96.3%
(Cost $3,139,984) 3,139,984
Other assets less liabilities — 3.7% 119,911
Net Assets — 100.0% $ 3,259,895
(a) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the
securities subject to repurchase.
As of November 30, 2025, the gross unrealized appreciation
(depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation $ —
Aggregate gross unrealized depreciation (270,995)
Net unrealized depreciation $ (270,995)
Federal income tax cost $ 3,139,984
Swap Agreements
a
Decline of the Retail Store ETF had the following open non-exchange traded total return swap agreements as of November 30, 2025:
Notional
Amount
($)
A
Termination
Date
b
A
Counterparty
A
Rate Paid
(Received)
c
A
Reference
Instrument
A
Value and
Unrealized
Depreciation
d
($)
A
Financial
Instruments for
the Benefit of
(the Fund)/the
Counterparty
($)
A
Cash Collateral
for the
Benefit of
(the Fund)/the
Counterparty
($)
A
Net
Amount
e
($)
A
(1,924,267) 3/8/2027 BNP Paribas (4.24)%
Solactive-ProShares
Bricks and Mortar
Retail Store Index (144,311) — 144,311 —
(209,953) 11/6/2026
Goldman Sachs
International (3.64)%
Solactive-ProShares
Bricks and Mortar
Retail Store Index (7,148) — 7,148 —
(471,025) 11/6/2026
Societe
Generale (3.64)%
Solactive-ProShares
Bricks and Mortar
Retail Store Index (13,218) — 13,218 —
(651,768) 1/26/2026 UBS AG (4.29)%
Solactive-ProShares
Bricks and Mortar
Retail Store Index (106,318) — — (106,318)
(3,257,013) (270,995)
Total Unrealized
Depreciation
(270,995)
a The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.
b Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
c Reflects the floating financing rate, as of November 30, 2025, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).
d The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statement of
Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statement of
Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statement of Assets and Liabilities.
e Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

DJ BROOKFIELD GLOBAL INFRASTRUCTURE ETF :: NOVEMBER 30, 2025 (UNAUDITED)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
4
TOLZ
::
See accompanying notes to the financial statements.
Investments Shares Value
Common Stocks — 90 .8%
Construction & Engineering — 7.0%
Ferrovial SE 49,992 $ 3,275,144
Vinci SA 51,744 7,340,031
10,615,175
Diversified Telecommunication Services — 2.0%
Cellnex Telecom SA(a) 60,531 1,816,332
China Tower Corp. Ltd.,
Class
a
H(a) 480,526 759,766
Helios Towers plc* 88,036 185,987
Infrastrutture Wireless Italiane
SpA(a)(b) 32,624 298,489
RAI Way SpA(a) 9,808 63,277
3,123,851
Electric Utilities — 11.3%
Edison International 30,458 1,793,672
Elia Group SA/NV 5,162 623,530
Eversource Energy 29,373 1,973,278
Exelon Corp. 79,937 3,766,631
Fortis, Inc. 52,125 2,732,604
Hydro One Ltd.(a) 32,902 1,288,816
PG&E Corp. 173,952 2,804,106
Redeia Corp. SA 41,786 745,721
Terna - Rete Elettrica
Nazionale(b) 144,954 1,528,578
17,256,936
Gas Utilities — 8.8%
APA Group 134,328 814,926
Atmos Energy Corp. 12,705 2,240,781
Beijing Enterprises Holdings
Ltd. 49,222 215,206
Brookfield Infrastructure Corp.,
Class
a
A 12,323 562,545
Chesapeake Utilities Corp. 1,863 259,069
China Gas Holdings Ltd. 297,346 328,447
China Resources Gas Group
Ltd. 92,937 272,401
Enagas SA 24,276 401,263
ENN Energy Holdings Ltd. 75,723 690,058
Hong Kong & China Gas Co.
Ltd. 1,114,491 1,036,383
Italgas SpA 63,738 719,245
Kunlun Energy Co. Ltd. 392,322 374,401
Naturgy Energy Group SA 22,957 706,444
New Jersey Resources Corp. 7,950 382,236
Northwest Natural Holding Co. 3,240 160,283
ONE Gas, Inc. 4,749 397,681
Snam SpA 211,111 1,404,616
Southwest Gas Holdings, Inc. 5,070 421,063
Spire, Inc. 4,672 414,220
Toho Gas Co. Ltd. 9,101 284,091
Tokyo Gas Co. Ltd. 32,858 1,331,947
Towngas Smart Energy Co.
Ltd.(b) 115,968 57,942
13,475,248
Investments Shares Value
Common Stocks (continued)
Media — 0.2%
Eutelsat Communications
SACA(b) 22,512 $ 56,945
SES SA, Class
a
A, ADR 34,353 221,431
278,376
Multi-Utilities — 13.0%
ACEA SpA 4,384 114,152
CenterPoint Energy, Inc. 51,672 2,065,846
Consolidated Edison, Inc. 28,544 2,864,676
National Grid plc 512,142 7,772,380
NiSource, Inc. 37,267 1,644,593
Northwestern Energy Group,
Inc. 4,859 335,708
Sempra 51,641 4,891,435
Unitil Corp. 1,400 70,322
19,759,112
Oil, Gas & Consumable Fuels — 28.4%
Antero Midstream Corp. 26,510 477,445
Cheniere Energy, Inc. 17,394 3,625,953
DT Midstream, Inc. 8,041 976,660
Enbridge, Inc. 225,692 10,970,882
Gibson Energy, Inc. 16,945 308,113
Hess Midstream LP, Class
a
A 10,375 349,430
Keyera Corp.(b) 23,718 766,301
Kinder Morgan, Inc. 154,766 4,228,207
Koninklijke Vopak NV 5,824 263,828
New Fortress Energy, Inc.(b) 9,332 11,385
ONEOK, Inc. 49,843 3,629,567
Pembina Pipeline Corp. 60,129 2,330,808
South Bow Corp. 21,552 592,682
Targa Resources Corp. 17,032 2,985,880
TC Energy Corp. 107,639 5,815,410
Williams Cos., Inc. (The) 96,652 5,889,007
43,221,558
Specialized REITs — 7.6%
American Tower Corp., REIT 37,061 6,718,047
Crown Castle, Inc., REIT 34,466 3,146,057
SBA Communications Corp.,
Class
a
A, REIT 8,499 1,651,101
11,515,205
Transportation Infrastructure — 7.6%
Aena SME SA(a) 75,873 2,065,401
Aeroports de Paris SA 3,979 583,131
Anhui Expressway Co. Ltd.,
Class
a
H(b) 41,381 73,454
Atlas Arteria Ltd. 100,102 326,598
Auckland International Airport
Ltd. 173,839 798,199
Beijing Capital International
Airport Co. Ltd., Class
a
H* 193,534 69,602
China Merchants Port Holdings
Co. Ltd. 121,040 243,614
Corp. America Airports SA* 3,207 81,298
COSCO SHIPPING Ports Ltd. 139,633 100,434

See accompanying notes to the financial statements.
NOVEMBER 30, 2025 (UNAUDITED) :: DJ BROOKFIELD GLOBAL INFRASTRUCTURE ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
5
TOLZ
::
Investments Shares Value
Common Stocks (continued)
Flughafen Zurich AG
(Registered) 1,961 $ 585,052
Fraport AG Frankfurt Airport
Services Worldwide* 3,233 271,415
Getlink SE 32,289 583,729
Grupo Aeroportuario del Centro
Norte SAB de CV, ADR 3,479 374,201
Grupo Aeroportuario del
Pacifico SAB de CV, ADR 4,223 1,002,920
Grupo Aeroportuario del
Sureste SAB de CV, ADR 1,778 536,867
Hutchison Port Holdings Trust,
Class
a
U 520,286 109,260
Japan Airport Terminal Co. Ltd. 9,587 277,842
Jiangsu Expressway Co. Ltd.,
Class
a
H 125,838 161,790
Shenzhen Expressway Corp.
Ltd., Class
a
H 62,349 59,421
Transurban Group 320,876 3,138,613
Westshore Terminals
Investment Corp. 3,325 60,625
11,503,466
Water Utilities — 4.9%
American States Water Co. 3,048 224,851
American Water Works Co., Inc. 15,441 2,008,411
Beijing Enterprises Water Group
Ltd. 424,178 137,839
California Water Service Group 4,716 213,965
China Water Affairs Group Ltd. 78,732 59,360
Cia de Saneamento Basico
do Estado de Sao Paulo
SABESP, ADR 47,400 1,249,938
Essential Utilities, Inc. 22,198 878,819
H2O America 2,597 120,579
Pennon Group plc 48,607 354,841
Severn Trent plc 27,283 1,017,707
United Utilities Group plc 70,223 1,149,843
7,416,153
Total Common Stocks
(Cost $135,255,613)
138,165,080
Master Limited Partnerships — 8 .1%
Multi-Utilities — 0.5%
Brookfield Infrastructure
Partners LP 23,388 844,073
Oil, Gas & Consumable Fuels — 7.6%
Cheniere Energy Partners LP 3,065 167,042
Energy Transfer LP 249,951 4,176,681
Enterprise Products Partners LP 114,819 3,759,174
Genesis Energy LP 8,817 137,457
MPLX LP 29,843 1,621,370
Plains All American Pipeline LP 36,738 639,609
Plains GP Holdings LP Class A 15,651 290,170
Western Midstream Partners LP 18,443 725,363
11,516,866
Total Master Limited Partnerships
(Cost $10,046,090)
12,360,939
Investments Shares Value
Closed End Funds — 0 .4%
Capital Markets — 0.4%
3i Infrastructure plc 67,440 $ 325,837
Hicl Infrastructure plc 200,021 299,717
Total Closed End Funds
(Cost $697,549)
625,554
Number of
Rights
Rights — 0 .0% (c)
Media — 0.0% (c)
Eutelsat Communications
SACA, expiring
12/9/2025(b)
(Cost $19,188) 22,512 15,150
Shares
Securities Lending Reinvestments (d) — 0 .3%
Investment Companies — 0 .3%
Invesco Government & Agency Portfolio,
Institutional Class 3.91% (e)
(Cost $471,614) 471,614 471,614
Principal
Amount
Short-Term Investments — 0 .3%
Repurchase Agreements (f) — 0 .3%
Repurchase Agreements
with various counterparties,
rates 2.5% - 4.08%, dated
11/28/2025, due 12/1/2025,
total to be received $412,448
(Cost $412,315) $ 412,315
412,315
Total Investments — 99.9%
(Cost $146,902,369) 152,050,652
Other assets less liabilities — 0.1% 93,619
Net Assets — 100.0% $ 152,144,271
* Non-income producing security.
(a) Security exempt from registration pursuant to Regulation
S under the Securities Act of 1933. Regulation S applies to
securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.
(b) The security or a portion of this security is on loan at November
30, 2025. The total value of securities on loan at November 30,
2025 was $2,427,545, collateralized in the form of cash with a value of $471,614 that was reinvested in the securities shown in the Securities Lending Reinvestment section of the Schedule of Portfolio Investments and $2,284,545 of collateral in the form of U.S. Government Treasury Securities, interest rates
ranging from 0.00% – 6.25%, and maturity dates ranging from
December 11, 2025 – May 15, 2055. The total value of collateral is $2,756,159.
(c) Represents less than 0.05% of net assets.
(d) The security was purchased with cash collateral held from securities on loan at November 30, 2025. The total value of
securities purchased was $471,614.
(e) Rate shown is the 7-day yield as of November 30, 2025.

See accompanying notes to the financial statements.
DJ BROOKFIELD GLOBAL INFRASTRUCTURE ETF :: NOVEMBER 30, 2025 (UNAUDITED)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
6
TOLZ
::
(f) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the
securities subject to repurchase.
Abbreviations
ADR American Depositary Receipt
REIT Real Estate Investment Trust
As of November 30, 2025, the gross unrealized appreciation
(depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation $ 16,329,538
Aggregate gross unrealized depreciation (11,902,465)
Net unrealized appreciation $ 4,427,073
Federal income tax cost $ 147,623,579
DJ Brookfield Global Infrastructure ETF invested, as a percentage of net assets, in the following countries as of November 30, 2025:
United States 49 .4%
Canada 17 .3%
United Kingdom 7 .3%
Spain 5 .9%
France 5 .6%
Australia 2 .8%
Italy 2 .7%
China 1 .8%
Hong Kong 1 .3%
Mexico 1 .3%
Japan 1 .2%
Brazil 0 .8%
New Zealand 0 .5%
Belgium 0 .4%
Switzerland 0 .4%
Germany 0 .2%
Netherlands 0 .2%
Luxembourg 0 .1%
Singapore 0 .1%
Other
a
0 .7%
100 .0%
a Includes any non-equity securities and net other assets (liabilities).

NOVEMBER 30, 2025 (UNAUDITED) :: EQUITIES FOR RISING RATES ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
7
EQRR
::
See accompanying notes to the financial statements.
Investments
Shares Value
Common Stocks — 99 .7%
Banks — 4.0%
JPMorgan Chase & Co. 766 $ 239,819
Wells Fargo & Co. 2,843 244,072
483,891
Beverages — 3.2%
Constellation Brands, Inc.,
Class
a
A 1,367 186,431
Keurig Dr Pepper, Inc. 7,112 198,425
384,856
Capital Markets — 5.8%
Interactive Brokers Group, Inc.,
Class
a
A 3,658 237,843
LPL Financial Holdings, Inc. 711 253,144
Raymond James Financial, Inc. 1,377 215,556
706,543
Chemicals — 1.5%
Corteva, Inc. 2,663 179,673
Consumer Staples Distribution & Retail — 3.1%
Casey's General Stores, Inc. 330 188,252
Kroger Co. (The) 2,768 186,231
374,483
Electrical Equipment — 1.3%
Vertiv Holdings Co., Class
a
A 871 156,545
Electronic Equipment, Instruments & Components — 1.0%
Jabil, Inc. 559 117,787
Energy Equipment & Services — 9.2%
Baker Hughes Co., Class
a
A 7,178 360,336
Halliburton Co. 14,446 378,775
SLB Ltd. 10,209 369,974
1,109,085
Entertainment — 2.4%
Take-Two Interactive Software,
Inc.* 1,182 290,855
Financial Services — 3.7%
Apollo Global Management, Inc. 1,758 231,792
Corebridge Financial, Inc. 7,295 218,996
450,788
Food Products — 3.1%
Archer-Daniels-Midland Co. 2,993 181,795
Tyson Foods, Inc., Class
a
A 3,345 194,177
375,972
Ground Transportation — 2.2%
Uber Technologies, Inc.* 3,071 268,835
Health Care Providers & Services — 3.3%
CVS Health Corp. 2,394 192,382
Investments
Shares Value
Common Stocks (continued)
McKesson Corp. 237 $ 208,825
401,207
Hotels, Restaurants & Leisure — 7.8%
Booking Holdings, Inc. 55 270,308
Hilton Worldwide Holdings, Inc. 1,153 328,640
Marriott International, Inc.,
Class
a
A 1,145 348,984
947,932
Insurance — 5.9%
American International Group,
Inc. 3,102 236,249
MetLife, Inc. 2,961 226,694
Prudential Financial, Inc. 2,317 250,815
713,758
Media — 2.7%
Fox Corp., Class
a
A 4,943 323,766
Oil, Gas & Consumable Fuels — 19.9%
Chevron Corp. 2,265 342,310
ConocoPhillips 3,683 326,645
Diamondback Energy, Inc. 2,448 373,541
EOG Resources, Inc. 3,092 333,472
Marathon Petroleum Corp. 1,825 353,557
Occidental Petroleum Corp. 7,639 320,838
Valero Energy Corp. 2,066 365,186
2,415,549
Passenger Airlines — 8.1%
Delta Air Lines, Inc. 5,282 338,576
Southwest Airlines Co. 9,290 323,385
United Airlines Holdings, Inc.* 3,088 314,852
976,813
Semiconductors & Semiconductor Equipment — 2.3%
Credo Technology Group
Holding Ltd.* 846 150,250
Marvell Technology, Inc. 1,454 129,987
280,237
Software — 3.9%
AppLovin Corp., Class
a
A* 178 106,707
Crowdstrike Holdings, Inc.,
Class
a
A* 251 127,799
Datadog, Inc., Class
a
A* 868 138,889
Zscaler, Inc.* 409 102,863
476,258
Technology Hardware, Storage & Peripherals — 1.9%
Dell Technologies, Inc., Class
a
C 924 123,215
HP, Inc. 4,526 110,525
233,740
Textiles, Apparel & Luxury Goods — 2.1%
Deckers Outdoor Corp.* 2,857 251,502

See accompanying notes to the financial statements.
EQUITIES FOR RISING RATES ETF :: NOVEMBER 30, 2025 (UNAUDITED)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
8
EQRR
::
Investments
Shares Value
Common Stocks (continued)
Tobacco — 1.3%
Altria Group, Inc. 2,761 $ 162,927
Total Common Stocks
(Cost $11,367,280)
12,083,002
Principal
Amount
Short-Term Investments — 0 .2%
Repurchase Agreements (a) — 0 .2%
Repurchase Agreements
with various counterparties,
rates 2.5% - 4.08%, dated
11/28/2025, due 12/1/2025,
total to be received $20,059
(Cost $20,053) $ 20,053
20,053
Total Investments — 99.9%
(Cost $11,387,333) 12,103,055
Other assets less liabilities — 0.1% 16,988
Net Assets — 100.0% $ 12,120,043
* Non-income producing security.
(a) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the
securities subject to repurchase.
As of November 30, 2025, the gross unrealized appreciation
(depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation $ 1,244,165
Aggregate gross unrealized depreciation (531,385)
Net unrealized appreciation $ 712,780
Federal income tax cost $ 11,390,275

NOVEMBER 30, 2025 (UNAUDITED) :: GLOBAL LISTED PRIVATE EQUITY ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
9
PEX
::
See accompanying notes to the financial statements.
Investments Shares Value
Common Stocks — 87 .2%
Capital Markets — 67.5%
3i Group plc 22,707 $ 949,208
Ares Capital Corp. 67,008 1,381,705
Barings BDC, Inc. 19,394 177,455
Capital Southwest Corp.(a) 11,370 244,682
Chrysalis Investments Ltd.* 99,138 148,026
FS KKR Capital Corp. 41,272 664,479
Gimv NV 5,029 263,760
Goldman Sachs BDC, Inc. 22,936 229,589
Golub Capital BDC, Inc. 44,196 622,722
Hercules Capital, Inc. 33,418 601,524
Main Street Capital Corp.(a) 17,050 989,582
MidCap Financial Investment
Corp. 19,251 234,862
New Mountain Finance Corp. 14,813 143,242
Oaktree Specialty Lending
Corp. 17,583 242,646
Onex Corp. 11,192 891,388
Prospect Capital Corp. 80,249 211,857
Ratos AB, Class
a
B 38,772 152,441
Sixth Street Specialty Lending,
Inc. 20,033 437,120
SLR Investment Corp. 9,542 152,004
8,738,292
Financial Services — 19.7%
Compass Diversified Holdings 14,166 104,262
Eurazeo SE 8,629 547,192
Kinnevik AB, Class
a
B* 50,353 467,735
Sofina SA 3,335 941,127
Wendel SE 5,291 493,609
2,553,925
Total Common Stocks
(Cost $11,979,786)
11,292,217
Closed End Funds — 12 .2%
Capital Markets — 12.2%
HBM Healthcare Investments
AG Class A 1,160 300,436
HgCapital Trust plc 88,623 577,753
NB Private Equity Partners Ltd. 8,888 184,711
Oakley Capital Investments Ltd. 28,808 212,020
Partners Group Private Equity
Ltd. 12,718 150,525
Syncona Ltd.* 128,760 160,895
Total Closed End Funds
(Cost $1,421,562)
1,586,340
Securities Lending Reinvestments (b) — 7 .4%
Investment Companies — 7 .4%
Invesco Government & Agency Portfolio,
Institutional Class 3.91% (c)
(Cost $962,339) 962,339 962,339
Investments
Principal
Amount Value
Short-Term Investments — 0 .6%
Repurchase Agreements (d) — 0 .6%
Repurchase Agreements
with various counterparties,
rates 2.5% - 4.08%, dated
11/28/2025, due 12/1/2025,
total to be received $74,296
(Cost $74,272) $ 74,272
$ 74,272
Total Investments — 107.4%
(Cost $14,437,959) 13,915,168
Liabilities in excess of other assets — (7.4%) (963,231)
Net Assets — 100.0% $ 12,951,937
* Non-income producing security.
(a) The security or a portion of this security is on loan at November
30, 2025. The total value of securities on loan at November 30,
2025 was $946,276, collateralized in the form of cash with a value of $962,339 that was reinvested in the securities shown in the Securities Lending Reinvestment section of the Schedule of
Portfolio Investments.
(b) The security was purchased with cash collateral held from securities on loan at November 30, 2025. The total value of
securities purchased was $962,339.
(c) Rate shown is the 7-day yield as of November 30, 2025.
(d) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the
securities subject to repurchase.
As of November 30, 2025, the gross unrealized appreciation
(depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation $ 1,426,888
Aggregate gross unrealized depreciation (2,159,755)
Net unrealized depreciation $ (732,867)
Federal income tax cost $ 14,648,035

See accompanying notes to the financial statements.
GLOBAL LISTED PRIVATE EQUITY ETF :: NOVEMBER 30, 2025 (UNAUDITED)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
10
PEX
::
Global Listed Private Equity ETF invested, as a percentage of net assets, in the following countries as of November 30, 2025:
United States 49 .7%
United Kingdom 18 .4%
Belgium 9 .3%
France 8 .0%
Canada 6 .9%
Sweden 4 .8%
Switzerland 2 .3%
Other
a
0 .6%
100 .0%
a Includes any non-equity securities and net other assets (liabilities).

NOVEMBER 30, 2025 (UNAUDITED) :: HEDGE REPLICATION ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
11
HDG
::
See accompanying notes to the financial statements.
Investments
Shares Value
Common Stocks — 15 .0%
Aerospace & Defense — 0.3%
AAR Corp.* 46 $ 3,828
AeroVironment, Inc.* 41 11,458
AerSale Corp.* 41 265
AIRO Group Holdings, Inc.* 9 78
Archer Aviation, Inc., Class
a
A* 706 5,500
Astronics Corp.* 39 2,128
Byrna Technologies, Inc.* 23 420
Cadre Holdings, Inc. 36 1,536
Ducommun, Inc.* 18 1,650
Eve Holding, Inc.* 65 256
Intuitive Machines, Inc.* 140 1,330
Kratos Defense & Security
Solutions, Inc.* 214 16,285
Mercury Systems, Inc.* 67 4,683
Moog, Inc., Class
a
A 36 8,268
National Presto Industries, Inc. 7 657
Park Aerospace Corp. 23 446
Redwire Corp.* 63 347
Satellogic, Inc., Class
a
A* 88 145
V2X, Inc.* 25 1,371
Voyager Technologies, Inc.,
Class
a
A* 18 405
VSE Corp. 29 5,226
66,282
Air Freight & Logistics — 0.0%(a)
Arrive AI, Inc.* 5 20
Forward Air Corp.* 27 620
Hub Group, Inc., Class
a
A 77 2,970
Radiant Logistics, Inc.* 42 262
3,872
Automobile Components — 0.0%(a)
Adient plc* 108 2,102
American Axle & Manufacturing
Holdings, Inc.* 148 972
Cooper-Standard Holdings,
Inc.* 22 688
Dana, Inc. 170 3,810
Dorman Products, Inc.* 35 4,629
Fox Factory Holding Corp.* 54 799
Garrett Motion, Inc. 172 2,843
Gentherm, Inc.* 39 1,391
Goodyear Tire & Rubber Co.
(The)* 335 2,901
Holley, Inc.* 76 324
LCI Industries 32 3,637
Luminar Technologies, Inc.,
Class
a
A* 57 52
Motorcar Parts of America, Inc.* 17 224
Patrick Industries, Inc. 42 4,545
Phinia, Inc. 49 2,650
Solid Power, Inc.* 195 1,014
Standard Motor Products, Inc. 27 1,014
Strattec Security Corp.* 5 375
Visteon Corp. 35 3,614
XPEL, Inc.*(b) 31 1,441
39,025
Investments
Shares Value
Common Stocks (continued)
Automobiles — 0.0%(a)
Faraday Future Intelligent
Electric, Inc., Class
a
A* 117 $ 135
Livewire Group, Inc.* 47 200
Winnebago Industries, Inc. 35 1,267
1,602
Banks — 1.5%
1st Source Corp. 24 1,499
ACNB Corp. 13 629
Amalgamated Financial Corp. 30 880
Amerant Bancorp, Inc., Class
a
A 48 903
Ameris Bancorp 85 6,440
Ames National Corp. 11 240
Arrow Financial Corp. 21 633
Associated Banc-Corp. 213 5,600
Atlantic Union Bankshares
Corp. 183 6,191
Axos Financial, Inc.* 70 5,753
Banc of California, Inc. 164 3,024
BancFirst Corp. 27 2,993
Bancorp, Inc. (The)* 58 3,716
Bank First Corp. 12 1,497
Bank of Hawaii Corp. 50 3,277
Bank of Marin Bancorp 19 514
Bank of NT Butterfield & Son
Ltd. (The) 53 2,461
Bank7 Corp. 5 207
BankFinancial Corp. 14 165
BankUnited, Inc. 97 4,191
Bankwell Financial Group, Inc. 9 413
Banner Corp. 44 2,764
Bar Harbor Bankshares 19 567
BayCom Corp. 13 379
BCB Bancorp, Inc. 20 160
Beacon Financial Corp. 107 2,738
Blue Foundry Bancorp* 24 273
Blue Ridge Bankshares, Inc. 86 372
Bridgewater Bancshares, Inc.* 27 467
Burke & Herbert Financial
Services Corp. 17 1,109
Business First Bancshares, Inc. 36 937
BV Financial, Inc.* 11 202
Byline Bancorp, Inc. 40 1,117
C&F Financial Corp. 4 278
Cadence Bank 239 9,522
California BanCorp* 29 563
Camden National Corp. 21 849
Capital Bancorp, Inc. 15 417
Capital City Bank Group, Inc. 18 755
Capitol Federal Financial, Inc. 158 1,044
Carter Bankshares, Inc.* 29 533
Cathay General Bancorp 86 4,166
CB Financial Services, Inc. 6 213
Central Pacific Financial Corp. 34 1,011
CF Bankshares, Inc. 5 120
Chain Bridge Bancorp, Inc.,
Class
a
A* 3 95
Chemung Financial Corp. 5 263

See accompanying notes to the financial statements.
HEDGE REPLICATION ETF :: NOVEMBER 30, 2025 (UNAUDITED)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
12
HDG
::
Investments
Shares Value
Common Stocks (continued)
ChoiceOne Financial Services,
Inc. 18 $ 548
Citizens & Northern Corp. 19 383
Citizens Community Bancorp,
Inc. 12 207
Citizens Financial Services, Inc. 6 335
City Holding Co. 18 2,184
Civista Bancshares, Inc. 24 546
CNB Financial Corp. 36 933
Coastal Financial Corp.* 17 1,893
CoastalSouth Bancshares, Inc.* 6 135
Colony Bankcorp, Inc. 22 377
Columbia Financial, Inc.* 35 554
Community Financial System,
Inc. 68 3,860
Community Trust Bancorp, Inc. 20 1,110
Community West Bancshares 21 476
ConnectOne Bancorp, Inc. 61 1,541
Customers Bancorp, Inc.* 38 2,618
CVB Financial Corp. 169 3,326
Dime Community Bancshares,
Inc. 51 1,446
Eagle Bancorp Montana, Inc. 9 149
Eagle Bancorp, Inc. 36 683
Eagle Financial Services, Inc. 6 225
Eastern Bankshares, Inc. 252 4,745
ECB Bancorp, Inc.* 10 174
Enterprise Financial Services
Corp. 47 2,567
Equity Bancshares, Inc.,
Class
a
A 18 784
Esquire Financial Holdings, Inc. 9 919
Farmers & Merchants Bancorp,
Inc. 16 392
Farmers National Banc Corp. 47 639
FB Bancorp, Inc.* 23 291
FB Financial Corp. 53 2,961
Fidelity D&D Bancorp, Inc. 6 263
Financial Institutions, Inc. 25 765
Finward Bancorp 4 152
Finwise Bancorp* 12 217
First Bancorp 207 4,092
First Bancorp 52 2,653
First Bancorp, Inc. (The) 14 358
First Bank 28 440
First Busey Corp. 110 2,589
First Business Financial
Services, Inc. 10 522
First Capital, Inc. 4 200
First Commonwealth Financial
Corp. 134 2,177
First Community Bankshares,
Inc. 20 668
First Community Corp. 9 261
First Financial Bancorp 122 3,035
First Financial Bankshares, Inc. 172 5,373
First Financial Corp. 15 876
First Foundation, Inc.* 81 431
First Internet Bancorp 10 190
First Interstate BancSystem,
Inc., Class
a
A 115 3,777
Investments
Shares Value
Common Stocks (continued)
First Merchants Corp. 75 $ 2,763
First Mid Bancshares, Inc. 28 1,066
First National Corp. 10 245
First Savings Financial Group,
Inc. 7 218
First United Corp. 8 305
First Western Financial, Inc.* 11 268
Firstsun Capital Bancorp* 16 535
Five Star Bancorp 20 690
Flagstar Bank NA 389 4,761
Flushing Financial Corp. 41 673
Franklin Financial Services
Corp. 5 268
FS Bancorp, Inc. 8 328
Fulton Financial Corp. 234 4,247
FVCBankcorp, Inc. 20 254
GBank Financial Holdings, Inc.* 12 406
German American Bancorp, Inc. 46 1,826
Glacier Bancorp, Inc. 164 6,937
Great Southern Bancorp, Inc. 11 662
Greene County Bancorp, Inc. 9 205
Hancock Whitney Corp. 110 6,665
Hanmi Financial Corp. 38 1,050
Hanover Bancorp, Inc. 6 136
Hawthorn Bancshares, Inc. 7 238
HBT Financial, Inc. 15 363
Heritage Commerce Corp. 77 839
Heritage Financial Corp. 44 1,053
Hilltop Holdings, Inc. 57 1,956
Hingham Institution For Savings
(The) 2 586
Home Bancorp, Inc. 9 499
Home BancShares, Inc. 241 6,762
HomeTrust Bancshares, Inc. 21 861
Hope Bancorp, Inc. 159 1,689
Horizon Bancorp, Inc. 56 960
Independent Bank Corp. 62 4,467
Independent Bank Corp. 26 849
International Bancshares Corp. 70 4,654
Investar Holding Corp. 12 298
John Marshall Bancorp, Inc. 16 320
Kearny Financial Corp. 73 501
Lakeland Financial Corp. 32 1,864
Landmark Bancorp, Inc. 6 174
LCNB Corp. 17 270
LINKBANCORP, Inc. 28 213
Live Oak Bancshares, Inc. 45 1,436
MainStreet Bancshares, Inc. 9 175
Mechanics Bancorp* 24 373
Mercantile Bank Corp. 20 920
Meridian Corp. 12 192
Metrocity Bankshares, Inc. 25 666
Metropolitan Bank Holding
Corp. 12 895
Mid Penn Bancorp, Inc. 25 730
Middlefield Banc Corp. 9 313
Midland States Bancorp, Inc. 26 423
MidWestOne Financial Group,
Inc. 21 831
MVB Financial Corp. 15 406

See accompanying notes to the financial statements.
NOVEMBER 30, 2025 (UNAUDITED) :: HEDGE REPLICATION ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
13
HDG
::
Investments
Shares Value
Common Stocks (continued)
National Bank Holdings Corp.,
Class
a
A 49 $ 1,823
National Bankshares, Inc. 8 236
NB Bancorp, Inc. 52 1,019
NBT Bancorp, Inc. 66 2,736
Nicolet Bankshares, Inc. 17 2,142
Northeast Bank 10 889
Northeast Community Bancorp,
Inc. 16 339
Northfield Bancorp, Inc. 47 505
Northpointe Bancshares, Inc. 14 244
Northrim Bancorp, Inc. 28 688
Northwest Bancshares, Inc. 186 2,225
Norwood Financial Corp. 11 315
Oak Valley Bancorp 9 253
OceanFirst Financial Corp. 73 1,376
OFG Bancorp 57 2,265
Ohio Valley Banc Corp. 5 194
Old National Bancorp 449 9,757
Old Second Bancorp, Inc. 65 1,225
OP Bancorp 15 202
Orange County Bancorp, Inc. 15 407
Origin Bancorp, Inc. 38 1,383
Orrstown Financial Services,
Inc. 24 858
Park National Corp. 19 2,917
Parke Bancorp, Inc. 13 298
Pathward Financial, Inc. 30 2,157
Patriot National Bancorp, Inc.* 65 93
PCB Bancorp 14 304
Peapack-Gladstone Financial
Corp. 21 567
Peoples Bancorp of North
Carolina, Inc. 5 164
Peoples Bancorp, Inc. 45 1,333
Peoples Financial Services
Corp. 12 585
Pioneer Bancorp, Inc.* 14 186
Plumas Bancorp 8 347
Ponce Financial Group, Inc.* 25 398
Preferred Bank 15 1,416
Primis Financial Corp. 29 326
Princeton Bancorp, Inc. 7 241
Provident Financial Services,
Inc. 165 3,165
QCR Holdings, Inc. 21 1,714
RBB Bancorp 22 436
Red River Bancshares, Inc. 6 420
Renasant Corp. 121 4,288
Republic Bancorp, Inc., Class
a
A 11 759
Rhinebeck Bancorp, Inc.* 6 65
Richmond Mutual Bancorp, Inc. 11 151
Riverview Bancorp, Inc. 26 137
S&T Bancorp, Inc. 49 1,935
SB Financial Group, Inc. 8 171
Seacoast Banking Corp. of
Florida 109 3,440
ServisFirst Bancshares, Inc. 66 4,695
Shore Bancshares, Inc. 40 699
Sierra Bancorp 16 497
Investments
Shares Value
Common Stocks (continued)
Simmons First National Corp.,
Class
a
A 182 $ 3,376
SmartFinancial, Inc. 19 689
Sound Financial Bancorp, Inc. 3 133
South Plains Financial, Inc. 16 605
Southern First Bancshares,
Inc.* 10 508
Southern Missouri Bancorp,
Inc. 12 675
Southside Bancshares, Inc. 37 1,085
SR Bancorp, Inc. 10 154
Stellar Bancorp, Inc. 60 1,897
Stock Yards Bancorp, Inc. 34 2,250
Texas Capital Bancshares, Inc.* 58 5,230
Third Coast Bancshares, Inc.* 16 610
Timberland Bancorp, Inc. 10 342
Tompkins Financial Corp. 17 1,175
Towne Bank 94 3,154
TriCo Bancshares 39 1,876
Triumph Financial, Inc.* 29 1,584
TrustCo Bank Corp. 24 1,011
Trustmark Corp. 73 2,840
UMB Financial Corp. 93 10,330
Union Bankshares, Inc. 5 116
United Bankshares, Inc. 181 6,740
United Community Banks, Inc. 157 4,798
United Security Bancshares 18 178
Unity Bancorp, Inc. 9 450
Univest Financial Corp. 37 1,177
USCB Financial Holdings, Inc. 14 249
Valley National Bancorp 622 7,041
Virginia National Bankshares
Corp. 6 244
WaFd, Inc. 101 3,198
Washington Trust Bancorp, Inc. 25 710
WesBanco, Inc. 121 3,905
West Bancorp, Inc. 19 422
Westamerica Bancorp 32 1,535
Western New England Bancorp,
Inc. 23 281
WSFS Financial Corp. 72 4,018
359,035
Beverages — 0.0%(a)
MGP Ingredients, Inc. 18 411
National Beverage Corp.* 31 1,056
Vita Coco Co., Inc. (The)* 56 2,991
Zevia PBC, Class
a
A* 43 115
4,573
Biotechnology — 1.6%
4D Molecular Therapeutics,
Inc.* 51 595
Abeona Therapeutics, Inc.* 56 284
Absci Corp.* 168 533
ACADIA Pharmaceuticals, Inc.* 159 3,981
Actuate Therapeutics, Inc.* 8 61
ADC Therapeutics SA* 93 400
ADMA Biologics, Inc.* 297 5,696
Agios Pharmaceuticals, Inc.* 72 2,102

See accompanying notes to the financial statements.
HEDGE REPLICATION ETF :: NOVEMBER 30, 2025 (UNAUDITED)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
14
HDG
::
Investments
Shares Value
Common Stocks (continued)
Akebia Therapeutics, Inc.* 320 $ 506
Akero Therapeutics, Inc.* 90 4,892
Aldeyra Therapeutics, Inc.* 69 378
Alector, Inc.* 89 118
Alkermes plc* 208 6,153
Allogene Therapeutics, Inc.* 194 283
Altimmune, Inc.* 104 547
Amicus Therapeutics, Inc.* 357 3,545
AnaptysBio, Inc.* 25 1,041
Anavex Life Sciences Corp.* 107 410
Anika Therapeutics, Inc.* 16 158
Annexon, Inc.* 123 554
Apogee Therapeutics, Inc.* 42 3,023
Arbutus Biopharma Corp.* 194 856
Arcellx, Inc.* 44 3,199
Arcturus Therapeutics Holdings,
Inc.* 32 217
Arcus Biosciences, Inc.* 88 2,297
Arcutis Biotherapeutics, Inc.* 137 4,199
Ardelyx, Inc.* 302 1,752
ArriVent Biopharma, Inc.* 32 734
Arrowhead Pharmaceuticals,
Inc.* 154 8,116
ARS Pharmaceuticals, Inc.* 76 725
Astria Therapeutics, Inc.* 47 595
aTyr Pharma, Inc.* 111 87
Aura Biosciences, Inc.* 56 370
Aurinia Pharmaceuticals, Inc.* 149 2,402
Avidity Biosciences, Inc.* 131 9,393
Avita Medical, Inc.* 16 59
Beam Therapeutics, Inc.* 122 3,090
Benitec Biopharma, Inc.* 19 246
Bicara Therapeutics, Inc.* 44 817
BioCryst Pharmaceuticals, Inc.* 268 1,924
Biohaven Ltd.* 116 1,163
Bridgebio Pharma, Inc.* 200 14,402
Bright Minds Biosciences, Inc.* 6 420
Candel Therapeutics, Inc.* 54 258
Capricor Therapeutics, Inc.* 49 262
Cardiff Oncology, Inc.* 79 180
CareDx, Inc.* 70 1,251
Cartesian Therapeutics, Inc.* 14 105
Catalyst Pharmaceuticals, Inc.* 148 3,465
Celcuity, Inc.* 38 3,843
Celldex Therapeutics, Inc.* 84 2,270
CG oncology, Inc.* 72 3,228
Cidara Therapeutics, Inc.* 20 4,398
Cogent Biosciences, Inc.* 178 7,159
Coherus Oncology, Inc.* 136 185
Compass Therapeutics, Inc.* 127 737
Corvus Pharmaceuticals, Inc.* 76 697
CRISPR Therapeutics AG* 106 5,668
Cullinan Therapeutics, Inc.* 65 739
Cytokinetics, Inc.* 150 10,219
Day One Biopharmaceuticals,
Inc.* 92 873
Denali Therapeutics, Inc.* 170 3,310
Design Therapeutics, Inc.* 31 291
DiaMedica Therapeutics, Inc.* 41 354
Dianthus Therapeutics, Inc.* 21 924
Investments
Shares Value
Common Stocks (continued)
Disc Medicine, Inc.* 30 $ 2,801
Dynavax Technologies Corp.* 132 1,501
Dyne Therapeutics, Inc.* 140 3,066
Editas Medicine, Inc.* 108 260
Eledon Pharmaceuticals, Inc.* 72 117
Emergent BioSolutions, Inc.* 69 771
Enanta Pharmaceuticals, Inc.* 26 367
Entrada Therapeutics, Inc.* 36 370
Erasca, Inc.* 222 704
Fate Therapeutics, Inc.* 139 158
Fennec Pharmaceuticals, Inc.* 30 246
Foghorn Therapeutics, Inc.* 42 200
Geron Corp.* 700 826
Gossamer Bio, Inc.* 243 812
GRAIL, Inc.* 40 4,416
Greenwich Lifesciences, Inc.* 8 70
Gyre Therapeutics, Inc.* 12 93
Heron Therapeutics, Inc.* 196 227
Humacyte, Inc.* 161 217
Ideaya Biosciences, Inc.* 103 3,669
ImmunityBio, Inc.* 295 696
Immunome, Inc.* 99 1,824
Immunovant, Inc.* 87 2,101
Inhibikase Therapeutics, Inc.* 77 117
Inhibrx Biosciences, Inc.* 12 1,009
Inmune Bio, Inc.* 27 47
Intellia Therapeutics, Inc.* 127 1,142
Iovance Biotherapeutics, Inc.* 334 825
Ironwood Pharmaceuticals,
Inc., Class
a
A* 205 717
Jade Biosciences, Inc. 42 538
Janux Therapeutics, Inc.* 50 1,704
KalVista Pharmaceuticals, Inc.* 48 695
Keros Therapeutics, Inc.* 43 752
Kodiak Sciences, Inc.* 42 965
Korro Bio, Inc.* 8 46
Krystal Biotech, Inc.* 32 6,976
Kura Oncology, Inc.* 103 1,250
Kymera Therapeutics, Inc.* 65 4,412
Larimar Therapeutics, Inc.* 60 212
Lexeo Therapeutics, Inc.* 32 316
Madrigal Pharmaceuticals, Inc.* 24 14,328
MannKind Corp.* 388 2,076
MeiraGTx Holdings plc* 53 440
MiMedx Group, Inc.* 152 1,046
Mineralys Therapeutics, Inc.* 50 2,156
Mirum Pharmaceuticals, Inc.* 52 3,799
Monopar Therapeutics, Inc.* 5 431
Monte Rosa Therapeutics, Inc.* 60 970
Myriad Genetics, Inc.* 117 893
Neurogene, Inc.* 13 274
Nkarta, Inc.* 54 102
Novavax, Inc.* 192 1,354
Nurix Therapeutics, Inc.* 97 1,715
Nuvalent, Inc., Class
a
A* 59 6,452
Nuvectis Pharma, Inc.* 16 100
Olema Pharmaceuticals, Inc.* 76 2,152
Organogenesis Holdings, Inc.,
Class
a
A* 87 451
ORIC Pharmaceuticals, Inc.* 74 879

See accompanying notes to the financial statements.
NOVEMBER 30, 2025 (UNAUDITED) :: HEDGE REPLICATION ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
15
HDG
::
Investments
Shares Value
Common Stocks (continued)
Oruka Therapeutics, Inc.* 35 $ 1,053
Palvella Therapeutics, Inc.* 9 925
Perspective Therapeutics, Inc.* 76 179
Praxis Precision Medicines,
Inc.* 26 5,108
Precigen, Inc.* 192 735
Prime Medicine, Inc.* 96 367
Protagonist Therapeutics, Inc.* 75 6,750
Protalix BioTherapeutics, Inc.* 89 158
Protara Therapeutics, Inc.* 41 303
Prothena Corp. plc* 52 559
PTC Therapeutics, Inc.* 100 8,599
Puma Biotechnology, Inc.* 54 273
Recursion Pharmaceuticals,
Inc., Class
a
A* 470 2,176
REGENXBIO, Inc.* 60 803
Relay Therapeutics, Inc.* 170 1,346
Replimune Group, Inc.* 89 890
Rezolute, Inc.* 99 962
Rhythm Pharmaceuticals, Inc.* 67 7,309
Rigel Pharmaceuticals, Inc.* 23 1,161
Rocket Pharmaceuticals, Inc.* 109 373
Sana Biotechnology, Inc.* 171 735
Savara, Inc.* 147 925
Scholar Rock Holding Corp.* 104 4,582
SELLAS Life Sciences Group,
Inc.* 129 209
Sionna Therapeutics, Inc.* 16 697
Soleno Therapeutics, Inc.* 53 2,674
Solid Biosciences, Inc.* 76 413
Spyre Therapeutics, Inc.* 64 1,920
Stoke Therapeutics, Inc.* 57 1,762
Syndax Pharmaceuticals, Inc.* 109 2,160
Tango Therapeutics, Inc.* 92 1,004
Taysha Gene Therapies, Inc.* 272 1,289
Tectonic Therapeutic, Inc.* 14 300
Tevogen Bio Holdings, Inc.* 38 17
TG Therapeutics, Inc.* 186 6,186
Tonix Pharmaceuticals Holding
Corp.* 11 176
Travere Therapeutics, Inc.* 113 4,001
TriSalus Life Sciences, Inc.* 24 165
TuHURA Biosciences, Inc.* 33 66
Twist Bioscience Corp.* 76 2,433
Tyra Biosciences, Inc.* 31 699
Upstream Bio, Inc.* 42 1,201
UroGen Pharma Ltd.* 47 1,354
Vanda Pharmaceuticals, Inc.* 71 381
Vaxcyte, Inc.* 147 7,293
Vera Therapeutics, Inc.,
Class
a
A* 66 2,227
Veracyte, Inc.* 100 4,734
Verastem, Inc.* 58 617
Vericel Corp.* 65 2,616
Vir Biotechnology, Inc.* 114 732
Viridian Therapeutics, Inc.* 90 2,876
Voyager Therapeutics, Inc.* 60 245
Xencor, Inc.* 90 1,559
Xenon Pharmaceuticals, Inc.* 97 4,338
XOMA Royalty Corp.* 12 386
Investments
Shares Value
Common Stocks (continued)
Zenas Biopharma, Inc.* 21 $ 815
Zymeworks, Inc.* 64 1,709
335,117
Broadline Retail — 0.0%(a)
Groupon, Inc., Class
a
A* 32 541
Kohl's Corp. 140 3,443
Savers Value Village, Inc.* 49 446
4,430
Building Products — 0.3%
American Woodmark Corp.* 18 992
Apogee Enterprises, Inc. 27 983
AZZ, Inc. 38 4,006
CSW Industrials, Inc. 21 5,709
Gibraltar Industries, Inc.* 38 1,898
Griffon Corp. 49 3,675
Insteel Industries, Inc. 24 734
Janus International Group, Inc.* 174 1,081
JELD-WEN Holding, Inc.* 109 291
Masterbrand, Inc.* 163 1,808
Modine Manufacturing Co.* 67 10,863
Quanex Building Products
Corp. 59 765
Resideo Technologies, Inc.* 177 5,839
Tecnoglass, Inc. 31 1,543
UFP Industries, Inc. 77 7,160
Zurn Elkay Water Solutions
Corp. 193 9,206
56,553
Capital Markets — 0.4%
Acadian Asset Management,
Inc. 34 1,525
AlTi Global, Inc.* 55 222
Artisan Partners Asset
Management, Inc., Class
a
A 80 3,318
Bakkt Holdings, Inc., Class
a
A* 14 221
BGC Group, Inc., Class
a
A 465 4,045
Cohen & Steers, Inc. 36 2,277
Diamond Hill Investment Group,
Inc. 3 354
DigitalBridge Group, Inc. 220 2,136
Donnelley Financial Solutions,
Inc.* 34 1,668
Forge Global Holdings, Inc.* 13 577
GCM Grosvenor, Inc., Class
a
A 63 692
Marex Group plc 69 2,400
MarketWise, Inc. 2 32
Moelis & Co., Class
a
A 95 6,096
Open Lending Corp.* 131 250
P10, Inc., Class
a
A 75 703
Patria Investments Ltd., Class
a
A 83 1,251
Perella Weinberg Partners,
Class
a
A 80 1,461
Piper Sandler Cos. 22 7,390
PJT Partners, Inc., Class
a
A 29 4,872
Siebert Financial Corp.* 18 58
Silvercrest Asset Management
Group, Inc., Class
a
A 10 138

See accompanying notes to the financial statements.
HEDGE REPLICATION ETF :: NOVEMBER 30, 2025 (UNAUDITED)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
16
HDG
::
Investments
Shares Value
Common Stocks (continued)
StepStone Group, Inc., Class
a
A 89 $ 5,621
StoneX Group, Inc.* 59 5,346
Value Line, Inc. 1 37
Victory Capital Holdings, Inc.,
Class
a
A 57 3,585
Virtus Investment Partners, Inc. 8 1,277
Westwood Holdings Group, Inc. 10 169
WisdomTree, Inc. 154 1,700
59,421
Chemicals — 0.1%
AdvanSix, Inc. 34 523
American Vanguard Corp.* 33 154
Arq, Inc.* 41 153
ASP Isotopes, Inc.* 98 610
Aspen Aerogels, Inc.* 85 274
Avient Corp. 118 3,610
Balchem Corp. 42 6,561
Cabot Corp. 69 4,317
Chemours Co. (The) 193 2,468
Core Molding Technologies,
Inc.* 11 208
Ecovyst, Inc.* 150 1,380
Flotek Industries, Inc.* 18 257
Hawkins, Inc. 25 3,250
HB Fuller Co. 70 4,080
Ingevity Corp.* 47 2,455
Innospec, Inc. 32 2,392
Intrepid Potash, Inc.* 14 354
Koppers Holdings, Inc. 25 742
Kronos Worldwide, Inc. 28 142
LSB Industries, Inc.* 69 616
Mativ Holdings, Inc. 69 862
Minerals Technologies, Inc. 40 2,346
Orion SA 71 361
Perimeter Solutions, Inc.* 178 4,963
PureCycle Technologies, Inc.* 166 1,461
Quaker Chemical Corp. 18 2,481
Rayonier Advanced Materials,
Inc.* 83 542
Sensient Technologies Corp. 54 5,264
Solesence, Inc.* 24 55
Stepan Co. 28 1,269
Trinseo plc 44 43
Tronox Holdings plc 153 633
Valhi, Inc. 3 38
54,864
Commercial Services & Supplies — 0.2%
ABM Industries, Inc. 79 3,397
ACCO Brands Corp. 112 385
ACV Auctions, Inc., Class
a
A* 215 1,688
BrightView Holdings, Inc.* 92 1,161
Brink's Co. (The) 54 6,066
Casella Waste Systems, Inc.,
Class
a
A* 81 7,808
Cimpress plc* 19 1,308
CompX International, Inc. 2 45
CoreCivic, Inc.* 138 2,491
Deluxe Corp. 57 1,158
Investments
Shares Value
Common Stocks (continued)
Ennis, Inc. 32 $ 558
Enviri Corp.* 97 1,779
GEO Group, Inc. (The)* 173 2,726
Healthcare Services Group,
Inc.* 93 1,747
HNI Corp. 58 2,408
Interface, Inc., Class
a
A 74 2,065
Liquidity Services, Inc.* 30 901
MillerKnoll, Inc. 87 1,377
Mobile Infrastructure Corp.,
Class
a
A* 18 56
Montrose Environmental Group,
Inc.* 41 1,052
NL Industries, Inc. 11 62
OPENLANE, Inc.* 136 3,460
Perma-Fix Environmental
Services, Inc.* 22 270
Pitney Bowes, Inc. 221 2,179
Quad/Graphics, Inc. 37 212
Steelcase, Inc., Class
a
A 107 1,743
UniFirst Corp. 19 3,278
Vestis Corp. 148 959
Virco Mfg. Corp. 14 99
52,438
Communications Equipment — 0.0%(a)
ADTRAN Holdings, Inc.* 95 753
Applied Optoelectronics, Inc.* 70 1,875
Aviat Networks, Inc.* 15 332
BK Technologies Corp.* 4 256
Calix, Inc.* 76 4,200
Clearfield, Inc.* 15 440
CommScope Holding Co., Inc.* 273 5,389
Digi International, Inc.* 47 1,966
Extreme Networks, Inc.* 169 2,957
Harmonic, Inc.* 144 1,377
Inseego Corp.* 16 175
NETGEAR, Inc.* 36 952
NetScout Systems, Inc.* 90 2,419
Ribbon Communications, Inc.* 120 343
Viasat, Inc.* 151 5,184
Viavi Solutions, Inc.* 284 5,095
33,713
Construction & Engineering — 0.7%
Ameresco, Inc., Class
a
A* 41 1,423
Arcosa, Inc. 62 6,605
Argan, Inc. 17 6,718
Bowman Consulting Group
Ltd., Class
a
A* 18 651
Centuri Holdings, Inc.* 90 2,024
Concrete Pumping Holdings,
Inc. 28 176
Construction Partners, Inc.,
Class
a
A* 60 6,540
Dycom Industries, Inc.* 36 13,015
Fluor Corp.* 210 9,015
Granite Construction, Inc. 56 6,022
Great Lakes Dredge & Dock
Corp.* 85 1,085

See accompanying notes to the financial statements.
NOVEMBER 30, 2025 (UNAUDITED) :: HEDGE REPLICATION ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
17
HDG
::
Investments
Shares Value
Common Stocks (continued)
IES Holdings, Inc.* 12 $ 5,023
Limbach Holdings, Inc.* 14 990
Matrix Service Co.* 34 397
MYR Group, Inc.* 20 4,486
NWPX Infrastructure, Inc.* 12 703
Orion Group Holdings, Inc.* 48 480
Primoris Services Corp. 69 8,733
Southland Holdings, Inc.* 16 51
Sterling Infrastructure, Inc.* 38 13,084
Tutor Perini Corp.* 57 3,907
91,128
Construction Materials — 0.1%
Knife River Corp.* 73 5,463
Smith-Midland Corp.* 3 104
Titan America SA 31 503
United States Lime & Minerals,
Inc. 14 1,702
7,772
Consumer Finance — 0.1%
Atlanticus Holdings Corp.* 7 413
Bread Financial Holdings, Inc. 60 4,064
Consumer Portfolio Services,
Inc.* 12 99
Dave, Inc.* 12 2,619
Encore Capital Group, Inc.* 29 1,505
Enova International, Inc.* 31 4,064
FirstCash Holdings, Inc. 51 8,079
Green Dot Corp., Class
a
A* 69 867
Jefferson Capital, Inc. 15 315
LendingClub Corp.* 145 2,624
LendingTree, Inc.* 14 798
Medallion Financial Corp. 21 209
Navient Corp. 89 1,104
Nelnet, Inc., Class
a
A 17 2,197
NerdWallet, Inc., Class
a
A* 53 796
Oportun Financial Corp.* 50 258
OppFi, Inc. 32 317
PRA Group, Inc.* 51 826
PROG Holdings, Inc. 50 1,439
Regional Management Corp. 12 456
Upstart Holdings, Inc.* 108 4,856
Vroom, Inc.* 1 21
World Acceptance Corp.* 3 464
38,390
Consumer Staples Distribution & Retail — 0.1%
Andersons, Inc. (The) 42 2,163
Chefs' Warehouse, Inc. (The)* 47 2,882
Grocery Outlet Holding Corp.* 121 1,347
HF Foods Group, Inc.* 51 128
Ingles Markets, Inc., Class
a
A 19 1,461
Natural Grocers by Vitamin
Cottage, Inc. 16 444
PriceSmart, Inc. 33 4,062
United Natural Foods, Inc.* 77 2,873
Village Super Market, Inc.,
Class
a
A 12 415
Investments
Shares Value
Common Stocks (continued)
Weis Markets, Inc. 21 $ 1,364
17,139
Containers & Packaging — 0.0%(a)
Ardagh Metal Packaging SA 179 671
Greif, Inc., Class
a
A 32 2,100
Greif, Inc., Class
a
B 6 427
Myers Industries, Inc. 48 867
O-I Glass, Inc.* 197 2,656
Ranpak Holdings Corp.,
Class
a
A* 60 296
TriMas Corp. 43 1,465
8,482
Distributors — 0.0%(a)
A-Mark Precious Metals, Inc. 24 689
GigaCloud Technology, Inc.,
Class
a
A* 32 1,187
Weyco Group, Inc. 8 240
2,116
Diversified Consumer Services — 0.0%(a)
Adtalem Global Education, Inc.* 45 4,165
American Public Education,
Inc.* 22 766
Carriage Services, Inc., Class
a
A 18 779
Coursera, Inc.* 177 1,407
Driven Brands Holdings, Inc.* 77 1,125
European Wax Center, Inc.,
Class
a
A* 37 143
Frontdoor, Inc.* 95 5,123
Graham Holdings Co., Class
a
B 4 4,426
KinderCare Learning Cos., Inc.* 40 159
Laureate Education, Inc.* 165 5,099
Lincoln Educational Services
Corp.* 38 782
Matthews International Corp.,
Class
a
A 38 933
McGraw Hill, Inc.* 30 527
Mister Car Wash, Inc.* 127 678
Nerdy, Inc.* 75 101
OneSpaWorld Holdings Ltd. 122 2,491
Perdoceo Education Corp. 79 2,209
Strategic Education, Inc. 30 2,341
Stride, Inc.* 55 3,494
Udemy, Inc.* 124 630
Universal Technical Institute,
Inc.* 60 1,381
Zspace, Inc.* 6 3
38,762
Diversified REITs — 0.1%
Alexander & Baldwin, Inc., REIT 94 1,469
Alpine Income Property Trust,
Inc., REIT 16 277
American Assets Trust, Inc.,
REIT 67 1,307
Armada Hoffler Properties, Inc.,
REIT 102 670

See accompanying notes to the financial statements.
HEDGE REPLICATION ETF :: NOVEMBER 30, 2025 (UNAUDITED)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
18
HDG
::
Investments
Shares Value
Common Stocks (continued)
Broadstone Net Lease, Inc.,
REIT 243 $ 4,270
CTO Realty Growth, Inc., REIT 39 705
Essential Properties Realty
Trust, Inc., REIT 255 8,073
Gladstone Commercial Corp.,
REIT 59 653
Global Net Lease, Inc., REIT 257 2,110
Modiv Industrial, Inc., Class
a
C,
REIT 12 179
NexPoint Diversified Real
Estate Trust, REIT 44 127
19,840
Diversified Telecommunication Services — 0.1%
Anterix, Inc.* 14 288
ATN International, Inc. 13 274
Bandwidth, Inc., Class
a
A* 35 498
Cogent Communications
Holdings, Inc. 58 1,107
Globalstar, Inc.* 64 3,888
IDT Corp., Class
a
B 21 1,045
Liberty Latin America Ltd.,
Class
a
A* 37 321
Liberty Latin America Ltd.,
Class
a
C* 162 1,418
Lumen Technologies, Inc.* 1,222 9,910
Shenandoah
Telecommunications Co. 65 710
Uniti Group, Inc. 183 1,166
20,625
Electric Utilities — 0.3%
ALLETE, Inc. 75 5,072
Genie Energy Ltd., Class
a
B 27 391
Hawaiian Electric Industries,
Inc.* 223 2,622
MGE Energy, Inc. 47 3,893
Oklo, Inc., Class
a
A* 139 12,702
Otter Tail Corp. 49 4,028
Portland General Electric Co. 141 7,166
TXNM Energy, Inc. 125 7,306
43,180
Electrical Equipment — 0.3%
Allient, Inc. 18 969
American Superconductor
Corp.* 56 1,741
Amprius Technologies, Inc.* 119 1,347
Array Technologies, Inc.* 195 1,464
Atkore, Inc. 43 2,879
Bloom Energy Corp., Class
a
A* 275 30,041
EnerSys 49 7,012
Enovix Corp.* 211 1,644
Eos Energy Enterprises, Inc.* 370 5,568
Fluence Energy, Inc.* 97 1,905
FuelCell Energy, Inc.* 1 7
Hyliion Holdings Corp.* 159 299
KULR Technology Group, Inc.* 46 149
LSI Industries, Inc. 34 622
Investments
Shares Value
Common Stocks (continued)
NANO Nuclear Energy, Inc.* 40 $ 1,308
Net Power, Inc.* 43 125
Nextpower, Inc., Class
a
A* 187 17,133
NuScale Power Corp., Class
a
A* 162 3,240
Plug Power, Inc.* 1,399 2,812
Powell Industries, Inc. 12 3,879
Power Solutions International,
Inc.* 8 433
Preformed Line Products Co. 3 616
Shoals Technologies Group,
Inc., Class
a
A* 215 1,804
SKYX Platforms Corp.* 79 170
SunPower, Inc.* 77 133
Sunrun, Inc.* 269 5,447
T1 Energy, Inc.* 143 589
Thermon Group Holdings, Inc.* 42 1,474
Vicor Corp.* 30 2,681
97,491
Electronic Equipment, Instruments & Components — 0.6%
908 Devices, Inc.* 35 222
Advanced Energy Industries,
Inc. 48 10,137
Aeva Technologies, Inc.* 39 435
Arlo Technologies, Inc.* 127 1,841
Badger Meter, Inc. 38 6,784
Bel Fuse, Inc., Class
a
A 2 263
Bel Fuse, Inc., Class
a
B 13 2,002
Belden, Inc. 51 5,783
Benchmark Electronics, Inc. 46 2,067
Climb Global Solutions, Inc. 5 505
CTS Corp. 37 1,566
Daktronics, Inc.* 49 928
ePlus, Inc. 34 3,046
Evolv Technologies Holdings,
Inc.* 148 946
Fabrinet* 46 21,133
Frequency Electronics, Inc.* 8 229
Insight Enterprises, Inc.* 37 3,203
Itron, Inc.* 58 5,744
Kimball Electronics, Inc.* 31 896
Knowles Corp.* 109 2,450
Methode Electronics, Inc. 43 326
MicroVision, Inc.* 320 301
Mirion Technologies, Inc.,
Class
a
A* 301 7,832
M-Tron Industries, Inc.* 3 155
Napco Security Technologies,
Inc. 44 1,778
Neonode, Inc.* 15 33
nLight, Inc.* 62 2,184
Novanta, Inc.* 46 5,228
OSI Systems, Inc.* 21 5,688
Ouster, Inc.* 65 1,492
PC Connection, Inc. 14 813
Plexus Corp.* 34 4,860
Powerfleet, Inc.* 159 790
Red Cat Holdings, Inc.* 109 809
Richardson Electronics Ltd. 15 157
Rogers Corp.* 24 2,011

See accompanying notes to the financial statements.
NOVEMBER 30, 2025 (UNAUDITED) :: HEDGE REPLICATION ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
19
HDG
::
Investments
Shares Value
Common Stocks (continued)
Sanmina Corp.* 67 $ 10,463
ScanSource, Inc.* 27 1,110
TTM Technologies, Inc.* 129 9,053
Vishay Intertechnology, Inc. 155 2,119
Vishay Precision Group, Inc.* 15 512
Vuzix Corp.* 82 221
128,115
Energy Equipment & Services — 0.1%
Archrock, Inc. 212 5,203
Atlas Energy Solutions, Inc.,
Class
a
A 99 853
Borr Drilling Ltd. 317 1,049
Bristow Group, Inc., Class
a
A* 36 1,350
Cactus, Inc., Class
a
A 88 3,777
Core Laboratories, Inc. 60 906
DMC Global, Inc.* 25 155
Energy Services of America
Corp. 15 134
Expro Group Holdings NV* 132 1,841
Flowco Holdings, Inc., Class
a
A 26 441
Forum Energy Technologies,
Inc.* 14 440
Helix Energy Solutions Group,
Inc.* 178 1,186
Helmerich & Payne, Inc. 124 3,460
Innovex International, Inc.* 50 1,101
Kodiak Gas Services, Inc. 97 3,414
Liberty Energy, Inc., Class
a
A 202 3,592
Mammoth Energy Services,
Inc.* 31 57
Nabors Industries Ltd.* 20 997
National Energy Services
Reunited Corp.* 78 1,087
Natural Gas Services Group,
Inc. 13 403
Noble Corp. plc 162 4,960
Oceaneering International, Inc.* 120 2,928
Oil States International, Inc.* 75 473
Patterson-UTI Energy, Inc. 453 2,632
ProFrac Holding Corp.,
Class
a
A* 16 57
ProPetro Holding Corp.* 103 986
Ranger Energy Services, Inc.,
Class
a
A 26 351
RPC, Inc. 114 607
SEACOR Marine Holdings, Inc.* 26 185
Seadrill Ltd.* 80 2,442
Select Water Solutions, Inc.,
Class
a
A 120 1,212
Solaris Energy Infrastructure,
Inc., Class
a
A 47 2,251
TETRA Technologies, Inc.* 163 1,267
Tidewater, Inc.* 63 3,403
Transocean Ltd.* 1,090 4,807
Valaris Ltd.* 82 4,626
64,633
Entertainment — 0.0%(a)
AMC Entertainment Holdings,
Inc., Class
a
A* 558 1,367
Investments
Shares Value
Common Stocks (continued)
Atlanta Braves Holdings, Inc.,
Class
a
A* 9 $ 392
Atlanta Braves Holdings, Inc.,
Class
a
C* 59 2,348
Cinemark Holdings, Inc. 133 3,642
CuriosityStream, Inc. 41 197
Eventbrite, Inc., Class
a
A* 97 242
Gaia, Inc., Class
a
A* 22 85
Golden Matrix Group, Inc.* 27 20
IMAX Corp.* 56 2,078
Lionsgate Studios Corp.* 262 1,955
Madison Square Garden
Entertainment Corp., Class
a
A* 51 2,523
Marcus Corp. (The) 30 471
Playstudios, Inc.* 114 73
Playtika Holding Corp. 72 292
Reservoir Media, Inc.* 26 198
Sphere Entertainment Co.* 36 3,045
Starz Entertainment Corp. 15 165
Vivid Seats, Inc., Class
a
A* 4 31
19,124
Financial Services — 0.4%
Acacia Research Corp.* 44 165
Alerus Financial Corp. 30 646
Banco Latinoamericano de
Comercio Exterior SA,
Class
a
E 37 1,661
Better Home & Finance Holding
Co.* 7 339
Burford Capital Ltd. 258 2,469
Cannae Holdings, Inc. 74 1,191
Cantaloupe, Inc.* 76 811
Cass Information Systems, Inc. 16 672
Compass Diversified Holdings 86 633
Enact Holdings, Inc. 37 1,432
Essent Group Ltd. 125 7,845
EVERTEC, Inc. 82 2,370
Federal Agricultural Mortgage
Corp., Class
a
C 12 2,061
Finance of America Cos., Inc.,
Class
a
A* 6 144
Flywire Corp.* 150 2,098
HA Sustainable Infrastructure
Capital, Inc. 154 5,291
International Money Express,
Inc.* 35 533
Jackson Financial, Inc., Class
a
A 92 9,017
loanDepot, Inc., Class
a
A* 106 300
Marqeta, Inc., Class
a
A* 493 2,361
Merchants Bancorp 33 1,079
NCR Atleos Corp.* 94 3,485
NewtekOne, Inc. 32 342
NMI Holdings, Inc., Class
a
A* 100 3,815
Onity Group, Inc.* 8 356
Pagseguro Digital Ltd., Class
a
A 230 2,410
Payoneer Global, Inc.* 357 2,063
Paysafe Ltd.* 42 323
Paysign, Inc.* 44 229
PennyMac Financial Services,
Inc. 37 4,979

See accompanying notes to the financial statements.
HEDGE REPLICATION ETF :: NOVEMBER 30, 2025 (UNAUDITED)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
20
HDG
::
Investments
Shares Value
Common Stocks (continued)
Priority Technology Holdings,
Inc.* 32 $ 187
Radian Group, Inc. 174 6,186
Remitly Global, Inc.* 214 2,899
Repay Holdings Corp., Class
a
A* 100 332
Security National Financial
Corp., Class
a
A* 20 173
Sezzle, Inc.* 20 1,235
StoneCo Ltd., Class
a
A* 322 5,426
SWK Holdings Corp. 4 68
Triller Group, Inc.* 132 54
Velocity Financial, Inc.* 12 232
Walker & Dunlop, Inc. 42 2,715
Waterstone Financial, Inc. 20 313
80,940
Food Products — 0.2%
Alico, Inc. 7 244
B&G Foods, Inc. 99 456
Beyond Meat, Inc.* 94 92
BRC, Inc., Class
a
A* 124 157
Calavo Growers, Inc. 22 451
Cal-Maine Foods, Inc. 59 4,916
Dole plc 90 1,303
Forafric Global plc* 4 41
Fresh Del Monte Produce, Inc. 43 1,554
Hain Celestial Group, Inc. (The)* 116 128
J & J Snack Foods Corp. 20 1,847
John B Sanfilippo & Son, Inc. 10 726
Lifeway Foods, Inc.* 7 173
Limoneira Co. 21 292
Mama's Creations, Inc.* 44 498
Marzetti Co. (The) 26 4,340
Mission Produce, Inc.* 55 661
Seneca Foods Corp., Class
a
A* 6 726
Simply Good Foods Co. (The)* 120 2,362
SunOpta, Inc.* 123 462
Tootsie Roll Industries, Inc. 23 882
TreeHouse Foods, Inc.* 64 1,529
Utz Brands, Inc. 93 901
Vital Farms, Inc.* 44 1,439
Westrock Coffee Co.* 46 200
26,380
Gas Utilities — 0.1%
Brookfield Infrastructure Corp.,
Class
a
A 154 7,030
Chesapeake Utilities Corp. 29 4,033
New Jersey Resources Corp. 129 6,202
Northwest Natural Holding Co. 52 2,572
ONE Gas, Inc. 77 6,448
RGC Resources, Inc. 11 248
Southwest Gas Holdings, Inc. 83 6,893
Spire, Inc. 75 6,650
40,076
Ground Transportation — 0.0%(a)
ArcBest Corp. 29 1,861
Covenant Logistics Group, Inc.,
Class
a
A 21 419
Investments
Shares Value
Common Stocks (continued)
FTAI Infrastructure, Inc. 139 $ 595
Heartland Express, Inc. 57 448
Hertz Global Holdings, Inc.* 151 791
Marten Transport Ltd. 75 769
PAMT Corp.* 8 72
Proficient Auto Logistics, Inc.* 30 245
RXO, Inc.* 208 2,750
Universal Logistics Holdings,
Inc. 9 135
Werner Enterprises, Inc. 74 1,891
9,976
Health Care Equipment & Supplies — 0.4%
Accuray, Inc.* 130 140
Acme United Corp. 4 148
Alphatec Holdings, Inc.* 149 3,360
AngioDynamics, Inc.* 50 620
Anteris Technologies Global
Corp.* 44 180
Artivion, Inc.* 49 2,286
AtriCure, Inc.* 62 2,239
Avanos Medical, Inc.* 57 669
Axogen, Inc.* 56 1,604
Beta Bionics, Inc.* 49 1,536
Bioventus, Inc., Class
a
A* 59 448
Butterfly Network, Inc.* 246 763
CapsoVision, Inc.* 7 39
Carlsmed, Inc.* 9 147
Ceribell, Inc.* 32 543
Cerus Corp.* 237 417
ClearPoint Neuro, Inc.* 34 492
CONMED Corp. 40 1,737
CVRx, Inc.* 21 206
Delcath Systems, Inc.* 38 369
Electromed, Inc.* 9 241
Embecta Corp. 75 957
Enovis Corp.* 73 2,210
Glaukos Corp.* 72 7,653
Haemonetics Corp.* 62 5,044
ICU Medical, Inc.* 31 4,602
Inogen, Inc.* 30 212
Integer Holdings Corp.* 44 3,176
Integra LifeSciences Holdings
Corp.* 86 1,128
iRadimed Corp. 10 932
iRhythm Technologies, Inc.* 41 7,708
Kestra Medical Technologies
Ltd.* 17 459
KORU Medical Systems, Inc.* 55 326
Lantheus Holdings, Inc.* 87 5,122
LeMaitre Vascular, Inc. 27 2,240
LENSAR, Inc.* 12 122
LivaNova plc* 70 4,467
Lucid Diagnostics, Inc.* 91 96
Merit Medical Systems, Inc.* 75 6,494
Myomo, Inc.* 40 36
Neogen Corp.* 280 1,674
Neuronetics, Inc.* 46 69
NeuroPace, Inc.* 31 507
Novocure Ltd.* 130 1,665

See accompanying notes to the financial statements.
NOVEMBER 30, 2025 (UNAUDITED) :: HEDGE REPLICATION ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
21
HDG
::
Investments
Shares Value
Common Stocks (continued)
Omnicell, Inc.* 60 $ 2,191
OraSure Technologies, Inc.* 96 228
Orthofix Medical, Inc.* 50 804
OrthoPediatrics Corp.* 22 407
Outset Medical, Inc.* 21 96
PROCEPT BioRobotics Corp.* 67 2,123
Pro-Dex, Inc.* 3 109
Pulmonx Corp.* 49 79
Pulse Biosciences, Inc.* 23 315
QuidelOrtho Corp.* 87 2,379
RxSight, Inc.* 45 514
Sanara Medtech, Inc.* 4 84
SANUWAVE Health, Inc.* 9 305
Semler Scientific, Inc.* 15 326
Shoulder Innovations, Inc.* 6 93
SI-BONE, Inc.* 49 954
Sight Sciences, Inc.* 53 443
STAAR Surgical Co.* 64 1,699
Stereotaxis, Inc.* 79 194
Tactile Systems Technology,
Inc.* 30 771
Tandem Diabetes Care, Inc.* 86 1,807
TransMedics Group, Inc.* 43 6,291
Treace Medical Concepts, Inc.* 61 182
UFP Technologies, Inc.* 10 2,267
Utah Medical Products, Inc. 4 225
Varex Imaging Corp.* 53 613
100,582
Health Care Providers & Services — 0.6%
AdaptHealth Corp., Class
a
A* 130 1,256
Addus HomeCare Corp.* 23 2,765
agilon health, Inc.* 395 257
AirSculpt Technologies, Inc.* 21 74
Alignment Healthcare, Inc.* 187 3,592
AMN Healthcare Services, Inc.* 49 816
Ardent Health, Inc.* 30 263
Astrana Health, Inc.* 52 1,198
Aveanna Healthcare Holdings,
Inc.* 63 588
BrightSpring Health Services,
Inc.* 137 4,954
Brookdale Senior Living, Inc.* 294 3,272
Castle Biosciences, Inc.* 36 1,438
Clover Health Investments
Corp., Class
a
A* 517 1,287
Community Health Systems,
Inc.* 166 574
Concentra Group Holdings
Parent, Inc. 150 3,084
CorVel Corp.* 37 2,708
Cross Country Healthcare, Inc.* 40 410
DocGo, Inc.* 117 121
Enhabit, Inc.* 63 563
Ensign Group, Inc. (The) 72 13,359
Fulgent Genetics, Inc.* 26 769
GeneDx Holdings Corp.,
Class
a
A* 24 4,007
Guardant Health, Inc.* 153 16,588
Guardian Pharmacy Services,
Inc., Class
a
A* 25 732
Investments
Shares Value
Common Stocks (continued)
HealthEquity, Inc.* 109 $ 11,465
Hims & Hers Health, Inc.* 244 9,701
Innovage Holding Corp.* 26 137
Joint Corp. (The)* 18 152
LifeStance Health Group, Inc.* 170 1,105
Nano-X Imaging Ltd.* 82 367
National HealthCare Corp. 16 2,181
National Research Corp. 16 272
NeoGenomics, Inc.* 165 1,996
Nutex Health, Inc.* 4 460
Omada Health, Inc.* 12 225
Oncology Institute, Inc. (The)* 77 242
OPKO Health, Inc.* 527 717
Option Care Health, Inc.* 211 6,562
Owens & Minor, Inc.* 97 264
PACS Group, Inc.* 56 1,871
Pediatrix Medical Group, Inc.* 109 2,626
Pennant Group, Inc. (The)* 43 1,191
Privia Health Group, Inc.* 147 3,582
Progyny, Inc.* 96 2,532
RadNet, Inc.* 87 7,203
SBC Medical Group Holdings,
Inc.* 7 25
Select Medical Holdings Corp. 143 2,215
Sonida Senior Living, Inc.* 7 227
Strata Critical Medical, Inc.* 83 360
Surgery Partners, Inc.* 99 1,690
Talkspace, Inc.* 185 625
US Physical Therapy, Inc. 19 1,403
Viemed Healthcare, Inc.* 45 311
126,382
Health Care REITs — 0.3%
American Healthcare REIT, Inc. 204 10,359
CareTrust REIT, Inc. 273 10,246
Community Healthcare Trust,
Inc., REIT 35 545
Diversified Healthcare Trust,
REIT 281 1,357
Global Medical REIT, Inc. 16 531
LTC Properties, Inc., REIT 58 2,116
National Health Investors, Inc.,
REIT 59 4,689
Sabra Health Care REIT, Inc. 305 5,951
Sila Realty Trust, Inc., REIT 71 1,698
Strawberry Fields REIT, Inc. 9 113
Universal Health Realty Income
Trust, REIT 17 691
38,296
Health Care Technology — 0.0%(a)
Claritev Corp.* 10 541
Definitive Healthcare Corp.,
Class
a
A* 45 128
Evolent Health, Inc., Class
a
A* 150 630
Health Catalyst, Inc.* 87 260
HealthStream, Inc. 31 780
LifeMD, Inc.* 48 184
OptimizeRx Corp.* 20 305
Phreesia, Inc.* 73 1,496

See accompanying notes to the financial statements.
HEDGE REPLICATION ETF :: NOVEMBER 30, 2025 (UNAUDITED)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
22
HDG
::
Investments
Shares Value
Common Stocks (continued)
Schrodinger, Inc.* 72 $ 1,264
Simulations Plus, Inc.* 21 357
Teladoc Health, Inc.* 225 1,708
TruBridge, Inc.* 13 285
Waystar Holding Corp.* 140 5,167
13,105
Hotel & Resort REITs — 0.1%
Apple Hospitality REIT, Inc. 287 3,412
Braemar Hotels & Resorts, Inc.,
REIT 75 200
Chatham Lodging Trust, REIT 60 407
DiamondRock Hospitality Co.,
REIT 264 2,405
Pebblebrook Hotel Trust, REIT 151 1,712
RLJ Lodging Trust, REIT 190 1,433
Ryman Hospitality Properties,
Inc., REIT 79 7,539
Service Properties Trust, REIT 198 345
Summit Hotel Properties, Inc.,
REIT 141 756
Sunstone Hotel Investors, Inc.,
REIT 244 2,284
Xenia Hotels & Resorts, Inc.,
REIT 127 1,775
22,268
Hotels, Restaurants & Leisure — 0.1%
Accel Entertainment, Inc.,
Class
a
A* 69 707
Bally's Corp.* 9 157
Biglari Holdings, Inc., Class
a
B* 1 294
BJ's Restaurants, Inc.* 26 997
Bloomin' Brands, Inc. 108 767
Brightstar Lottery plc 143 2,237
Brinker International, Inc.* 57 8,766
Cheesecake Factory, Inc. (The) 59 2,812
Cracker Barrel Old Country
Store, Inc. 28 809
Dave & Buster's Entertainment,
Inc.* 35 612
Denny's Corp.* 65 401
Dine Brands Global, Inc. 20 625
El Pollo Loco Holdings, Inc.* 34 371
First Watch Restaurant Group,
Inc.* 58 1,076
Genius Sports Ltd.* 280 2,820
Global Business Travel Group I* 121 933
Golden Entertainment, Inc. 25 750
Hilton Grand Vacations, Inc.* 74 3,169
Inspired Entertainment, Inc.* 32 263
Jack in the Box, Inc. 24 473
Krispy Kreme, Inc. 99 414
Kura Sushi USA, Inc., Class
a
A* 8 393
Life Time Group Holdings, Inc.* 174 4,858
Lindblad Expeditions Holdings,
Inc.* 48 577
Marriott Vacations Worldwide
Corp. 36 1,966
Monarch Casino & Resort, Inc. 16 1,545
Nathan's Famous, Inc. 4 369
Investments
Shares Value
Common Stocks (continued)
Papa John's International, Inc. 42 $ 1,767
Portillo's, Inc., Class
a
A* 76 397
Pursuit Attractions and
Hospitality, Inc.* 27 927
RCI Hospitality Holdings, Inc. 10 244
Red Rock Resorts, Inc., Class
a
A 63 3,690
Rush Street Interactive, Inc.* 114 2,102
Sabre Corp.* 465 749
Serve Robotics, Inc.* 60 616
Shake Shack, Inc., Class
a
A* 50 4,374
Six Flags Entertainment Corp.* 123 1,867
Super Group SGHC Ltd. 204 2,209
Sweetgreen, Inc., Class
a
A* 133 863
Target Hospitality Corp.* 41 320
United Parks & Resorts, Inc.* 35 1,263
Xponential Fitness, Inc.,
Class
a
A* 35 232
60,781
Household Durables — 0.6%
Bassett Furniture Industries,
Inc. 10 155
Beazer Homes USA, Inc.* 36 823
Cavco Industries, Inc.* 10 5,957
Century Communities, Inc. 33 2,155
Champion Homes, Inc.* 73 6,266
Cricut, Inc., Class
a
A 59 280
Dream Finders Homes, Inc.,
Class
a
A* 39 771
Ethan Allen Interiors, Inc. 30 709
Flexsteel Industries, Inc. 5 198
Green Brick Partners, Inc.* 40 2,715
Hamilton Beach Brands Holding
Co., Class
a
A 9 144
Helen of Troy Ltd.* 29 550
Hovnanian Enterprises, Inc.,
Class
a
A* 6 789
Installed Building Products, Inc. 30 8,041
KB Home 85 5,468
La-Z-Boy, Inc. 53 2,063
Legacy Housing Corp.* 11 219
Leggett & Platt, Inc. 171 1,754
LGI Homes, Inc.* 27 1,405
Lovesac Co. (The)* 17 244
M/I Homes, Inc.* 33 4,540
Meritage Homes Corp. 91 6,650
Sonos, Inc.* 151 2,803
Taylor Morrison Home Corp.,
Class
a
A* 124 7,774
Traeger, Inc.* 42 38
Tri Pointe Homes, Inc.* 111 3,787
66,298
Household Products — 0.0%(a)
Central Garden & Pet Co.* 11 376
Central Garden & Pet Co.,
Class
a
A* 65 2,011
Energizer Holdings, Inc. 85 1,549
Oil-Dri Corp. of America 13 708
Spectrum Brands Holdings, Inc. 31 1,840

See accompanying notes to the financial statements.
NOVEMBER 30, 2025 (UNAUDITED) :: HEDGE REPLICATION ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
23
HDG
::
Investments
Shares Value
Common Stocks (continued)
WD-40 Co. 17 $ 3,329
9,813
Independent Power and Renewable Electricity Producers — 0.1%
Hallador Energy Co.* 40 816
Montauk Renewables, Inc.* 86 140
Ormat Technologies, Inc. 78 8,807
9,763
Industrial Conglomerates — 0.0%(a)
Brookfield Business Corp.,
Class
a
A 30 1,046
Industrial REITs — 0.1%
Industrial Logistics Properties
Trust, REIT 69 382
Innovative Industrial Properties,
Inc., REIT 36 1,780
LXP Industrial Trust, REIT 74 3,589
One Liberty Properties, Inc.,
REIT 24 500
Plymouth Industrial REIT, Inc. 53 1,163
Terreno Realty Corp., REIT 131 8,225
15,639
Insurance — 0.2%
Abacus Global Management,
Inc.* 52 345
American Coastal Insurance
Corp. 31 370
American Integrity Insurance
Group, Inc.* 10 211
AMERISAFE, Inc. 24 979
Aspen Insurance Holdings Ltd.,
Class
a
A* 20 741
Ategrity Specialty Holdings
LLC* 8 152
Baldwin Insurance Group, Inc.
(The), Class
a
A* 90 2,566
Bowhead Specialty Holdings,
Inc.* 20 557
Citizens, Inc., Class
a
A* 58 346
CNO Financial Group, Inc. 123 5,034
Crawford & Co., Class
a
A 21 235
Donegal Group, Inc., Class
a
A 21 423
eHealth, Inc.* 37 151
Employers Holdings, Inc. 31 1,235
F&G Annuities & Life, Inc. 27 872
Fidelis Insurance Holdings Ltd. 75 1,428
Genworth Financial, Inc.,
Class
a
A* 528 4,583
GoHealth, Inc., Class
a
A* 7 21
Goosehead Insurance, Inc.,
Class
a
A 31 2,218
Greenlight Capital Re Ltd.,
Class
a
A* 34 449
Hamilton Insurance Group Ltd.,
Class
a
B* 59 1,610
HCI Group, Inc. 13 2,311
Heritage Insurance Holdings,
Inc.* 29 842
Investments
Shares Value
Common Stocks (continued)
Hippo Holdings, Inc.* 23 $ 754
Horace Mann Educators Corp. 52 2,381
Investors Title Co. 2 558
James River Group Holdings,
Inc. 47 277
Kestrel Group Ltd. 3 45
Kingstone Cos., Inc. 14 213
Kingsway Financial Services,
Inc.* 27 351
Lemonade, Inc.* 71 5,547
MBIA, Inc.* 59 445
Mercury General Corp. 34 3,166
NI Holdings, Inc.* 9 122
Octave Specialty Group, Inc.* 55 494
Oscar Health, Inc., Class
a
A* 249 4,475
Palomar Holdings, Inc.* 34 4,223
ProAssurance Corp.* 65 1,565
Root, Inc., Class
a
A* 15 1,213
Safety Insurance Group, Inc. 19 1,444
Selective Insurance Group, Inc. 78 6,128
Selectquote, Inc.* 176 255
SiriusPoint Ltd.* 131 2,725
Skyward Specialty Insurance
Group, Inc.* 46 2,252
Slide Insurance Holdings, Inc.* 34 574
Stewart Information Services
Corp. 36 2,759
Tiptree, Inc., Class
a
A 30 563
Trupanion, Inc.* 48 1,694
United Fire Group, Inc. 27 987
Universal Insurance Holdings,
Inc. 33 1,093
73,982
Interactive Media & Services — 0.0%(a)
Angi, Inc., Class
a
A* 52 594
Arena Group Holdings, Inc.
(The)* 17 71
Bumble, Inc., Class
a
A* 93 330
Cargurus, Inc., Class
a
A* 105 3,704
Cars.com, Inc.* 74 858
EverQuote, Inc., Class
a
A* 36 950
fuboTV, Inc.* 427 1,298
Getty Images Holdings, Inc.* 141 217
Grindr, Inc.* 43 552
MediaAlpha, Inc., Class
a
A* 43 549
Nextdoor Holdings, Inc.* 271 474
QuinStreet, Inc.* 70 977
Rumble, Inc.* 137 927
Shutterstock, Inc. 31 645
Teads Holding Co.* 46 33
Travelzoo* 8 57
TripAdvisor, Inc.* 149 2,216
TrueCar, Inc.* 101 215
Webtoon Entertainment, Inc.* 23 320
Yelp, Inc., Class
a
A* 79 2,284
Ziff Davis, Inc.* 53 1,739
ZipRecruiter, Inc., Class
a
A* 87 413
19,423

See accompanying notes to the financial statements.
HEDGE REPLICATION ETF :: NOVEMBER 30, 2025 (UNAUDITED)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
24
HDG
::
Investments
Shares Value
Common Stocks (continued)
IT Services — 0.1%
Applied Digital Corp.* 275 $ 7,452
ASGN, Inc.* 55 2,476
Backblaze, Inc., Class
a
A* 69 327
BigBear.ai Holdings, Inc.* 371 2,352
Commerce.com, Inc., Series 1* 84 386
Crexendo, Inc.* 19 133
CSP, Inc. 9 103
DigitalOcean Holdings, Inc.* 88 3,918
Fastly, Inc., Class
a
A* 176 2,052
Grid Dynamics Holdings, Inc.* 85 745
Hackett Group, Inc. (The) 32 591
Information Services Group,
Inc. 45 242
Rackspace Technology, Inc.* 107 113
TSS, Inc.* 23 221
Tucows, Inc., Class
a
A* 9 195
Unisys Corp.* 85 228
VTEX, Class
a
A* 74 307
21,841
Leisure Products — 0.0%(a)
Acushnet Holdings Corp. 35 2,943
American Outdoor Brands, Inc.* 16 115
Clarus Corp. 38 136
Escalade, Inc. 13 172
Funko, Inc., Class
a
A* 45 142
JAKKS Pacific, Inc. 11 181
Johnson Outdoors, Inc.,
Class
a
A 7 287
Latham Group, Inc.* 58 415
Malibu Boats, Inc., Class
a
A* 24 681
Marine Products Corp. 11 93
MasterCraft Boat Holdings,
Inc.* 21 388
Peloton Interactive, Inc.,
Class
a
A* 483 3,280
Polaris, Inc. 68 4,512
Smith & Wesson Brands, Inc. 56 488
Sturm Ruger & Co., Inc. 21 633
Topgolf Callaway Brands Corp.* 169 2,177
16,643
Life Sciences Tools & Services — 0.0%(a)
10X Genomics, Inc., Class
a
A* 137 2,577
Adaptive Biotechnologies
Corp.* 191 3,755
Alpha Teknova, Inc.* 14 66
Atlantic International Corp.* 14 29
Azenta, Inc.* 52 1,849
BioLife Solutions, Inc.* 49 1,298
Codexis, Inc.* 105 182
CryoPort, Inc.* 63 606
Cytek Biosciences, Inc.* 151 853
Fortrea Holdings, Inc.* 117 1,487
Ginkgo Bioworks Holdings,
Inc.* 50 464
Lifecore Biomedical, Inc.* 35 276
Investments
Shares Value
Common Stocks (continued)
Maravai LifeSciences Holdings,
Inc., Class
a
A* 140 $ 507
MaxCyte, Inc.* 130 229
Mesa Laboratories, Inc. 7 561
Niagen Bioscience, Inc.* 67 454
OmniAb, Inc.* 120 217
Pacific Biosciences of
California, Inc.* 354 821
Personalis, Inc.* 64 687
Quanterix Corp.* 53 385
Quantum-Si, Inc.* 201 283
Standard BioTools, Inc.* 383 574
18,160
Machinery — 0.6%
3D Systems Corp.* 169 352
Aebi Schmidt Holding AG 49 584
AirJoule Technologies Corp.* 31 101
Alamo Group, Inc. 13 2,085
Albany International Corp.,
Class
a
A 39 1,860
Astec Industries, Inc. 29 1,284
Atmus Filtration Technologies,
Inc. 107 5,415
Blue Bird Corp.* 41 2,141
CECO Environmental Corp.* 37 1,930
Chart Industries, Inc.* 58 11,829
Columbus McKinnon Corp. 36 592
Douglas Dynamics, Inc. 29 937
Eastern Co. (The) 7 137
Energy Recovery, Inc.* 68 983
Enerpac Tool Group Corp.,
Class
a
A 69 2,613
Enpro, Inc. 27 6,017
ESCO Technologies, Inc. 33 7,026
Federal Signal Corp. 77 8,778
Franklin Electric Co., Inc. 51 4,853
Gencor Industries, Inc.* 13 174
Gorman-Rupp Co. (The) 27 1,255
Graham Corp.* 13 747
Greenbrier Cos., Inc. (The) 39 1,735
Helios Technologies, Inc. 42 2,268
Hillenbrand, Inc. 90 2,866
Hillman Solutions Corp.* 254 2,222
Hyster-Yale, Inc. 15 436
JBT Marel Corp. 67 9,416
Kadant, Inc. 15 4,172
Kennametal, Inc. 98 2,713
L B Foster Co., Class
a
A* 13 351
Lindsay Corp. 14 1,609
Luxfer Holdings plc 34 425
Manitowoc Co., Inc. (The)* 44 496
Mayville Engineering Co., Inc.* 18 306
Microvast Holdings, Inc.* 255 898
Miller Industries, Inc. 14 542
Mueller Water Products, Inc.,
Class
a
A 200 4,848
Omega Flex, Inc. 5 135
Palladyne AI Corp.* 31 177
Park-Ohio Holdings Corp. 12 257

See accompanying notes to the financial statements.
NOVEMBER 30, 2025 (UNAUDITED) :: HEDGE REPLICATION ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
25
HDG
::
Investments
Shares Value
Common Stocks (continued)
Proto Labs, Inc.* 30 $ 1,525
REV Group, Inc. 62 3,303
Richtech Robotics, Inc.,
Class
a
B* 89 316
SPX Technologies, Inc.* 62 13,332
Standex International Corp. 15 3,677
Tennant Co. 24 1,755
Terex Corp. 83 3,835
Titan International, Inc.* 62 502
Trinity Industries, Inc. 105 2,785
Wabash National Corp. 53 447
Watts Water Technologies, Inc.,
Class
a
A 35 9,656
Worthington Enterprises, Inc. 40 2,194
140,892
Marine Transportation — 0.0%(a)
Costamare Bulkers Holdings
Ltd.* 11 181
Costamare, Inc. 57 870
Genco Shipping & Trading Ltd. 43 814
Himalaya Shipping Ltd. 38 342
Matson, Inc. 42 4,577
Pangaea Logistics Solutions
Ltd. 38 267
Safe Bulkers, Inc. 72 381
7,432
Media — 0.2%
Advantage Solutions, Inc.* 121 115
AMC Networks, Inc., Class
a
A* 41 366
Boston Omaha Corp., Class
a
A* 28 348
Cable One, Inc. 7 820
EchoStar Corp., Class
a
A* 174 12,752
Emerald Holding, Inc. 18 66
Entravision Communications
Corp., Class
a
A 80 222
EW Scripps Co. (The), Class
a
A* 81 343
Gambling.com Group Ltd.* 21 119
Gray Media, Inc. 113 556
Ibotta, Inc., Class
a
A* 18 429
iHeartMedia, Inc., Class
a
A* 153 601
Integral Ad Science Holding
Corp.* 98 1,007
John Wiley & Sons, Inc.,
Class
a
A 53 1,927
Magnite, Inc.* 179 2,630
National CineMedia, Inc. 82 353
Newsmax, Inc., Class
a
B* 14 116
Nexxen International Ltd.* 48 311
Optimum Communications,
Inc., Class
a
A* 335 637
PubMatic, Inc., Class
a
A* 53 478
Scholastic Corp. 26 768
Sinclair, Inc. 49 772
Stagwell, Inc., Class
a
A* 148 793
TechTarget, Inc.* 37 194
TEGNA, Inc. 206 4,021
Thryv Holdings, Inc.* 48 270
USA Today Co., Inc.* 181 907
Investments
Shares Value
Common Stocks (continued)
WideOpenWest, Inc.* 65 $ 337
32,258
Metals & Mining — 0.4%
Alpha Metallurgical Resources,
Inc.* 15 2,388
American Battery Technology
Co.* 114 426
Ascent Industries Co.* 10 142
Caledonia Mining Corp. plc 21 647
Century Aluminum Co.* 68 2,038
Coeur Mining, Inc.* 821 14,179
Commercial Metals Co. 145 9,248
Compass Minerals
International, Inc.* 44 836
Constellium SE, Class
a
A* 182 3,059
Contango ORE, Inc.* 11 266
Critical Metals Corp.* 41 337
Dakota Gold Corp.* 110 514
Ferroglobe plc 153 678
Friedman Industries, Inc. 9 183
Hecla Mining Co. 769 12,935
Idaho Strategic Resources, Inc.* 17 675
Ivanhoe Electric, Inc.* 110 1,574
Kaiser Aluminum Corp. 21 2,017
Lifezone Metals Ltd.* 36 141
Materion Corp. 27 3,299
Metallus, Inc.* 47 795
NioCorp Developments Ltd.* 89 557
Novagold Resources, Inc.* 388 3,954
Olympic Steel, Inc. 13 506
Perpetua Resources Corp.* 96 2,471
Ramaco Resources, Inc.,
Class
a
A* 37 581
Ramaco Resources, Inc.,
Class
a
B 1 12
Ryerson Holding Corp. 35 803
SSR Mining, Inc.* 261 6,076
SunCoke Energy, Inc. 109 711
Tredegar Corp.* 34 265
United States Antimony Corp.* 119 727
US Gold Corp.* 16 276
US Goldmining, Inc.* 2 20
Vox Royalty Corp. 57 273
Warrior Met Coal, Inc. 67 5,245
Worthington Steel, Inc. 42 1,417
80,271
Mortgage Real Estate Investment Trusts (REITs) — 0.0%(a)
ACRES Commercial Realty
Corp.* 8 170
Adamas Trust, Inc. 109 831
Advanced Flower Capital, Inc. 23 67
AG Mortgage Investment Trust,
Inc. 36 294
Angel Oak Mortgage REIT, Inc. 16 141
Apollo Commercial Real Estate
Finance, Inc. 179 1,813
Arbor Realty Trust, Inc. 244 2,174

See accompanying notes to the financial statements.
HEDGE REPLICATION ETF :: NOVEMBER 30, 2025 (UNAUDITED)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
26
HDG
::
Investments
Shares Value
Common Stocks (continued)
Ares Commercial Real Estate
Corp. 68 $ 360
ARMOUR Residential REIT, Inc. 142 2,488
Blackstone Mortgage Trust,
Inc., Class
a
A 208 4,050
BrightSpire Capital, Inc.,
Class
a
A 165 926
Chicago Atlantic Real Estate
Finance, Inc. 23 293
Chimera Investment Corp. 103 1,317
Claros Mortgage Trust, Inc.* 118 393
Dynex Capital, Inc. 167 2,340
Ellington Financial, Inc. 118 1,617
Franklin BSP Realty Trust, Inc. 105 1,094
Invesco Mortgage Capital, Inc. 86 705
KKR Real Estate Finance Trust,
Inc. 73 620
Ladder Capital Corp., Class
a
A 146 1,613
Lument Finance Trust, Inc. 58 95
MFA Financial, Inc. 132 1,270
Nexpoint Real Estate Finance,
Inc. 10 145
Orchid Island Capital, Inc. 164 1,186
PennyMac Mortgage
Investment Trust 112 1,438
Ready Capital Corp. 213 539
Redwood Trust, Inc. 170 937
Rithm Property Trust, Inc. 50 134
Seven Hills Realty Trust 19 166
Sunrise Realty Trust, Inc. 13 131
TPG RE Finance Trust, Inc. 86 782
Two Harbors Investment Corp. 134 1,359
31,488
Multi-Utilities — 0.0%(a)
Avista Corp. 103 4,262
Black Hills Corp. 93 6,862
Northwestern Energy Group,
Inc. 79 5,458
Unitil Corp. 21 1,055
17,637
Office REITs — 0.0%(a)
Brandywine Realty Trust, REIT 221 758
City Office REIT, Inc. 50 340
COPT Defense Properties, REIT 146 4,487
Douglas Emmett, Inc., REIT 208 2,536
Easterly Government
Properties, Inc., Class
a
A, REIT 53 1,155
Empire State Realty Trust, Inc.,
Class
a
A, REIT 177 1,244
Franklin Street Properties
Corp., REIT 101 105
Hudson Pacific Properties, Inc.,
REIT* 477 944
JBG SMITH Properties, REIT 80 1,458
NET Lease Office Properties,
REIT 19 560
Paramount Group, Inc., REIT* 239 1,575
Peakstone Realty Trust, REIT 47 642
Investments
Shares Value
Common Stocks (continued)
Piedmont Realty Trust, Inc.,
Class
a
A, REIT 159 $ 1,390
Postal Realty Trust, Inc.,
Class
a
A, REIT 29 451
SL Green Realty Corp., REIT 92 4,336
21,981
Oil, Gas & Consumable Fuels — 0.6%
Ardmore Shipping Corp. 44 538
Berry Corp. 99 336
BKV Corp.* 21 580
California Resources Corp. 87 4,157
Calumet, Inc.* 88 1,698
Centrus Energy Corp., Class
a
A* 20 5,186
Clean Energy Fuels Corp.* 223 486
CNX Resources Corp.* 175 6,797
Comstock Resources, Inc.* 95 2,552
Core Natural Resources, Inc. 67 5,360
Crescent Energy Co., Class
a
A 229 2,159
CVR Energy, Inc.* 40 1,381
Delek US Holdings, Inc. 76 2,939
DHT Holdings, Inc. 163 2,124
Diversified Energy Co. 74 1,113
Dorian LPG Ltd. 48 1,189
Empire Petroleum Corp.* 19 57
Encore Energy Corp.* 236 644
Energy Fuels, Inc.* 275 3,960
Epsilon Energy Ltd. 25 120
Evolution Petroleum Corp. 40 157
Excelerate Energy, Inc., Class
a
A 29 814
FLEX LNG Ltd. 40 1,015
FutureFuel Corp. 32 106
Gevo, Inc.* 296 633
Golar LNG Ltd. 128 4,730
Granite Ridge Resources, Inc. 69 355
Green Plains, Inc.* 82 847
Gulfport Energy Corp.* 20 4,450
HighPeak Energy, Inc. 23 154
Infinity Natural Resources, Inc.,
Class
a
A* 20 265
International Seaways, Inc. 52 2,754
Kinetik Holdings, Inc., Class
a
A 57 1,977
Kolibri Global Energy, Inc.* 38 153
Kosmos Energy Ltd.* 608 681
Lightbridge Corp.* 27 439
Magnolia Oil & Gas Corp.,
Class
a
A 239 5,530
Murphy Oil Corp. 173 5,548
NACCO Industries, Inc.,
Class
a
A 5 241
Navigator Holdings Ltd. 42 751
New Fortress Energy, Inc.* 217 265
NextDecade Corp.* 171 1,045
NextNRG, Inc.* 24 29
Nordic American Tankers Ltd. 263 957
Northern Oil & Gas, Inc. 124 2,776
OPAL Fuels, Inc., Class
a
A* 27 65
Par Pacific Holdings, Inc.* 65 2,967
PBF Energy, Inc., Class
a
A 107 3,689
Peabody Energy Corp. 157 4,277

See accompanying notes to the financial statements.
NOVEMBER 30, 2025 (UNAUDITED) :: HEDGE REPLICATION ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
27
HDG
::
Investments
Shares Value
Common Stocks (continued)
Prairie Operating Co.* 28 $ 52
REX American Resources
Corp.* 38 1,254
Riley Exploration Permian, Inc. 17 466
Sable Offshore Corp.* 97 424
SandRidge Energy, Inc. 47 665
Scorpio Tankers, Inc. 57 3,268
SFL Corp. Ltd. 155 1,276
SM Energy Co. 146 2,781
Summit Midstream Corp.* 12 301
Talos Energy, Inc.* 154 1,765
Teekay Corp. Ltd. 67 651
Teekay Tankers Ltd., Class
a
A 31 1,788
Uranium Energy Corp.* 545 6,687
VAALCO Energy, Inc. 133 476
Verde Clean Fuels, Inc.* 5 13
Vital Energy, Inc.* 38 681
Vitesse Energy, Inc. 38 804
W&T Offshore, Inc. 127 225
World Kinect Corp. 71 1,646
XCF Global, Inc., Class
a
A* 45 33
116,302
Paper & Forest Products — 0.0%(a)
Clearwater Paper Corp.* 20 364
Magnera Corp.* 43 609
Sylvamo Corp. 44 2,084
3,057
Passenger Airlines — 0.1%
Allegiant Travel Co.* 19 1,444
flyExclusive, Inc.* 7 23
Frontier Group Holdings, Inc.* 108 492
JetBlue Airways Corp.* 423 1,933
Joby Aviation, Inc.* 591 8,528
SkyWest, Inc.* 52 5,279
Sun Country Airlines Holdings,
Inc.* 66 904
18,603
Personal Care Products — 0.0%(a)
Beauty Health Co. (The)* 146 216
Edgewell Personal Care Co. 58 1,036
FitLife Brands, Inc.* 5 93
Herbalife Ltd.* 130 1,655
Honest Co., Inc. (The)* 120 323
Interparfums, Inc. 23 1,869
Lifevantage Corp. 14 96
Medifast, Inc.* 14 154
Nature's Sunshine Products,
Inc.* 22 453
Nu Skin Enterprises, Inc.,
Class
a
A 63 623
Olaplex Holdings, Inc.* 180 205
USANA Health Sciences, Inc.* 14 278
Waldencast plc, Class
a
A* 54 136
7,137
Pharmaceuticals — 0.2%
Aardvark Therapeutics, Inc.* 7 70
Investments
Shares Value
Common Stocks (continued)
Aclaris Therapeutics, Inc.* 111 $ 314
Alumis, Inc.* 72 552
Amneal Pharmaceuticals, Inc.* 193 2,416
Amphastar Pharmaceuticals,
Inc.* 48 1,330
Amylyx Pharmaceuticals, Inc.* 89 1,333
ANI Pharmaceuticals, Inc.* 23 1,952
Aquestive Therapeutics, Inc.* 110 681
Arvinas, Inc.* 84 1,057
Atea Pharmaceuticals, Inc.* 98 304
Avadel Pharmaceuticals plc,
ADR* 114 2,450
Axsome Therapeutics, Inc.* 52 7,878
BioAge Labs, Inc.* 30 285
Biote Corp., Class
a
A* 37 100
Collegium Pharmaceutical, Inc.* 41 1,914
CorMedix, Inc.* 90 883
Crinetics Pharmaceuticals, Inc.* 116 5,285
Edgewise Therapeutics, Inc.* 86 2,239
Enliven Therapeutics, Inc.* 54 1,166
Esperion Therapeutics, Inc.* 256 1,027
Eton Pharmaceuticals, Inc.* 33 533
Evolus, Inc.* 75 537
EyePoint Pharmaceuticals, Inc.* 75 1,112
Fulcrum Therapeutics, Inc.* 55 602
Harmony Biosciences Holdings,
Inc.* 56 1,976
Harrow, Inc.* 40 1,671
Indivior plc* 155 5,208
Innoviva, Inc.* 81 1,760
Journey Medical Corp.* 16 129
LENZ Therapeutics, Inc.* 21 641
Ligand Pharmaceuticals, Inc.* 24 4,876
Liquidia Corp.* 82 2,676
Maze Therapeutics, Inc.* 25 944
MBX Biosciences, Inc.* 20 690
MediWound Ltd.* 10 179
Mind Medicine MindMed, Inc.* 96 1,214
Nuvation Bio, Inc.* 320 2,570
Ocular Therapeutix, Inc.* 223 2,709
Omeros Corp.* 83 804
Pacira BioSciences, Inc.* 59 1,391
Phathom Pharmaceuticals, Inc.* 54 843
Phibro Animal Health Corp.,
Class
a
A 26 1,089
Prestige Consumer Healthcare,
Inc.* 63 3,752
Rapport Therapeutics, Inc.* 22 654
Scilex Holding Co.* 7 145
Septerna, Inc.* 27 784
SIGA Technologies, Inc. 53 321
Supernus Pharmaceuticals,
Inc.* 69 3,146
Tarsus Pharmaceuticals, Inc.* 50 3,998
Terns Pharmaceuticals, Inc.* 93 2,614
Theravance Biopharma, Inc.* 48 974
Third Harmonic Bio, Inc.*‡ 30 —
Trevi Therapeutics, Inc.* 112 1,477
Tvardi Therapeutics, Inc.* 6 25
WaVe Life Sciences Ltd.* 144 1,117
Xeris Biopharma Holdings, Inc.* 197 1,414

See accompanying notes to the financial statements.
HEDGE REPLICATION ETF :: NOVEMBER 30, 2025 (UNAUDITED)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
28
HDG
::
Investments
Shares Value
Common Stocks (continued)
Zevra Therapeutics, Inc.* 70 $ 590
88,401
Professional Services — 0.1%
Alight, Inc., Class
a
A 552 1,275
Asure Software, Inc.* 33 264
Barrett Business Services, Inc. 32 1,123
BlackSky Technology, Inc.* 40 709
CBIZ, Inc.* 63 3,068
Conduent, Inc.* 191 371
CRA International, Inc. 8 1,411
CSG Systems International, Inc. 36 2,836
Exponent, Inc. 65 4,700
First Advantage Corp.* 101 1,402
Forrester Research, Inc.* 15 108
Franklin Covey Co.* 14 220
Heidrick & Struggles
International, Inc. 26 1,531
HireQuest, Inc. 7 61
Huron Consulting Group, Inc.* 22 3,621
IBEX Holdings Ltd.* 14 493
ICF International, Inc. 24 1,873
Innodata, Inc.* 39 2,241
Insperity, Inc. 46 1,627
Kelly Services, Inc., Class
a
A 39 337
Kforce, Inc. 23 676
Korn Ferry 66 4,341
Legalzoom.com, Inc.* 152 1,418
Maximus, Inc. 73 6,285
Mistras Group, Inc.* 21 252
Planet Labs PBC* 299 3,558
RCM Technologies, Inc.* 6 117
Resolute Holdings
Management, Inc.* 5 888
Resources Connection, Inc. 42 203
Skillsoft Corp.* 6 60
Spire Global, Inc.* 35 287
TIC Solutions, Inc.* 218 2,119
TriNet Group, Inc. 38 2,227
TrueBlue, Inc.* 37 181
TTEC Holdings, Inc.* 25 84
Upwork, Inc.* 158 3,119
Verra Mobility Corp., Class
a
A* 205 4,473
Willdan Group, Inc.* 18 1,816
61,375
Real Estate Management & Development — 0.1%
American Realty Investors, Inc.* 2 31
Anywhere Real Estate, Inc.* 135 1,924
Compass, Inc., Class
a
A* 599 6,242
Cushman & Wakefield Ltd.* 297 4,975
Douglas Elliman, Inc.* 94 249
eXp World Holdings, Inc. 113 1,283
Forestar Group, Inc.* 25 638
FRP Holdings, Inc.* 15 350
Kennedy-Wilson Holdings, Inc. 155 1,508
Logistic Properties of The
Americas, Class
a
A* 4 14
Marcus & Millichap, Inc. 31 908
Investments
Shares Value
Common Stocks (continued)
Maui Land & Pineapple Co.,
Inc.* 9 $ 143
Newmark Group, Inc., Class
a
A 199 3,459
RE/MAX Holdings, Inc.,
Class
a
A* 23 189
Real Brokerage, Inc. (The)* 136 540
RMR Group, Inc. (The), Class
a
A 20 305
Seaport Entertainment Group,
Inc.* 10 215
St Joe Co. (The) 49 2,956
Stratus Properties, Inc.* 9 199
Tejon Ranch Co.* 27 438
Transcontinental Realty
Investors, Inc.* 2 92
26,658
Residential REITs — 0.0%(a)
Apartment Investment and
Management Co., Class
a
A,
REIT 169 965
BRT Apartments Corp., REIT 14 205
Centerspace, REIT 22 1,469
Clipper Realty, Inc., REIT 18 65
Elme Communities, REIT 113 1,962
Independence Realty Trust,
Inc., REIT 301 5,162
NexPoint Residential Trust, Inc.,
REIT 29 922
UMH Properties, Inc., REIT 102 1,543
Veris Residential, Inc., REIT 101 1,521
13,814
Retail REITs — 0.2%
Acadia Realty Trust, REIT 169 3,476
Alexander's, Inc., REIT 3 636
CBL & Associates Properties,
Inc., REIT 23 769
Curbline Properties Corp., REIT 125 2,992
FrontView REIT, Inc. 25 382
Getty Realty Corp., REIT 68 1,936
InvenTrust Properties Corp.,
REIT 100 2,854
Kite Realty Group Trust, REIT 283 6,549
Macerich Co. (The), REIT 325 5,642
NETSTREIT Corp., REIT 122 2,236
Phillips Edison & Co., Inc., REIT 162 5,751
Saul Centers, Inc., REIT 16 498
SITE Centers Corp., REIT 64 471
Tanger, Inc., REIT 143 4,802
Urban Edge Properties, REIT 163 3,133
Whitestone REIT 58 771
42,898
Semiconductors & Semiconductor Equipment — 0.6%
ACM Research, Inc., Class
a
A* 65 2,172
Aehr Test Systems* 36 827
Aeluma, Inc.* 13 182
Alpha & Omega Semiconductor
Ltd.* 32 649
Ambarella, Inc.* 52 3,857

See accompanying notes to the financial statements.
NOVEMBER 30, 2025 (UNAUDITED) :: HEDGE REPLICATION ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
29
HDG
::
Investments
Shares Value
Common Stocks (continued)
Ambiq Micro, Inc.* 6 $ 147
Atomera, Inc.* 37 92
Axcelis Technologies, Inc.* 41 3,394
Blaize Holdings, Inc.* 94 235
CEVA, Inc.* 30 648
Cohu, Inc.* 59 1,435
Credo Technology Group
Holding Ltd.* 190 33,744
Diodes, Inc.* 59 2,726
FormFactor, Inc.* 100 5,502
Ichor Holdings Ltd.* 44 739
Impinj, Inc.* 33 5,672
indie Semiconductor, Inc.,
Class
a
A* 248 883
Kopin Corp.* 204 498
Kulicke & Soffa Industries, Inc. 66 2,977
MaxLinear, Inc., Class
a
A* 105 1,635
Navitas Semiconductor Corp.,
Class
a
A* 172 1,503
NVE Corp. 6 384
PDF Solutions, Inc.* 41 1,111
Penguin Solutions, Inc.* 67 1,355
Photronics, Inc.* 75 1,718
Power Integrations, Inc. 73 2,453
Rambus, Inc.* 138 13,189
Rigetti Computing, Inc.* 409 10,458
Semtech Corp.* 112 8,306
Silicon Laboratories, Inc.* 41 5,231
SiTime Corp.* 27 8,038
SkyWater Technology, Inc.* 34 523
Synaptics, Inc.* 49 3,357
Ultra Clean Holdings, Inc.* 57 1,446
Veeco Instruments, Inc.* 73 2,134
129,220
Software — 0.8%
8x8, Inc.* 171 332
A10 Networks, Inc. 92 1,584
ACI Worldwide, Inc.* 135 6,326
Adeia, Inc. 139 1,719
Agilysys, Inc.* 33 4,058
Airship AI Holdings, Inc.* 26 96
Alarm.com Holdings, Inc.* 61 3,170
Alkami Technology, Inc.* 87 1,855
Amplitude, Inc., Class
a
A* 114 1,172
Appian Corp., Class
a
A* 50 2,020
Arteris, Inc.* 37 531
Asana, Inc., Class
a
A* 111 1,430
AudioEye, Inc.* 10 124
AvePoint, Inc.* 170 2,210
Bit Digital, Inc.* 408 971
Bitdeer Technologies Group,
Class
a
A* 115 1,542
Blackbaud, Inc.* 49 2,763
BlackLine, Inc.* 67 3,818
Blend Labs, Inc., Class
a
A* 269 850
Box, Inc., Class
a
A* 180 5,317
Braze, Inc., Class
a
A* 102 2,927
C3.ai, Inc., Class
a
A* 157 2,269
Cerence, Inc.* 52 576
Investments
Shares Value
Common Stocks (continued)
Chaince Digital Holdings, Inc.* 41 $ 395
Cipher Mining, Inc.* 340 6,919
Cleanspark, Inc.* 356 5,376
Clear Secure, Inc., Class
a
A 107 3,798
Clearwater Analytics Holdings,
Inc., Class
a
A* 316 6,971
Commvault Systems, Inc.* 57 7,039
Consensus Cloud Solutions,
Inc.* 25 546
Core Scientific, Inc.* 364 6,148
CS Disco, Inc.* 31 222
Daily Journal Corp.* 2 917
Digimarc Corp.* 20 160
Digital Turbine, Inc.* 134 642
Domo, Inc., Class
a
B* 42 480
D-Wave Quantum, Inc.* 396 8,977
eGain Corp.* 23 240
EverCommerce, Inc.* 19 165
Expensify, Inc., Class
a
A* 77 119
Five9, Inc.* 98 1,920
Freshworks, Inc., Class
a
A* 257 3,120
Hut 8 Corp.* 121 5,445
I3 Verticals, Inc., Class
a
A* 30 710
Intapp, Inc.* 72 3,110
InterDigital, Inc. 33 11,806
Jamf Holding Corp.* 92 1,190
Kaltura, Inc.* 116 171
Life360, Inc.* 21 1,672
LiveRamp Holdings, Inc.* 83 2,395
MARA Holdings, Inc.* 476 5,622
Mitek Systems, Inc.* 57 505
N-able, Inc.* 92 662
NCR Voyix Corp.* 178 1,800
NextNav, Inc.* 113 1,606
ON24, Inc.* 48 272
OneSpan, Inc. 46 561
Ooma, Inc.* 32 360
Pagaya Technologies Ltd.,
Class
a
A* 59 1,472
PagerDuty, Inc.* 109 1,308
PAR Technology Corp.* 51 1,760
Porch Group, Inc.* 103 998
Progress Software Corp.* 55 2,278
PROS Holdings, Inc.* 56 1,301
Q2 Holdings, Inc.* 80 5,770
Qualys, Inc.* 47 6,620
Rapid7, Inc.* 82 1,286
Red Violet, Inc. 14 759
ReposiTrak, Inc. 14 189
Rezolve AI plc* 188 573
Rimini Street, Inc.* 62 236
Riot Platforms, Inc.* 447 7,210
Sapiens International Corp. NV 40 1,731
SEMrush Holdings, Inc.,
Class
a
A* 66 781
Silvaco Group, Inc.* 10 45
SoundHound AI, Inc., Class
a
A* 469 5,651
SoundThinking, Inc.* 12 75
Sprinklr, Inc., Class
a
A* 144 1,041
Sprout Social, Inc., Class
a
A* 66 658

See accompanying notes to the financial statements.
HEDGE REPLICATION ETF :: NOVEMBER 30, 2025 (UNAUDITED)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
30
HDG
::
Investments
Shares Value
Common Stocks (continued)
SPS Commerce, Inc.* 49 $ 4,083
Synchronoss Technologies,
Inc.* 13 63
Telos Corp.* 69 399
Tenable Holdings, Inc.* 156 4,137
Terawulf, Inc.* 364 5,646
Varonis Systems, Inc., Class
a
B* 141 4,663
Vertex, Inc., Class
a
A* 83 1,633
Viant Technology, Inc., Class
a
A* 17 180
Weave Communications, Inc.* 75 478
WM Technology, Inc.* 112 95
Workiva, Inc., Class
a
A* 64 5,924
Xperi, Inc.* 57 330
Yext, Inc.* 130 1,095
Zeta Global Holdings Corp.,
Class
a
A* 239 4,362
214,531
Specialized REITs — 0.0%(a)
Farmland Partners, Inc., REIT 53 522
Four Corners Property Trust,
Inc., REIT 128 3,077
Gladstone Land Corp., REIT 44 410
Outfront Media, Inc., REIT 180 4,235
PotlatchDeltic Corp., REIT 100 4,024
Safehold, Inc., REIT 72 999
Smartstop Self Storage REIT,
Inc., REIT 40 1,307
14,574
Specialty Retail — 0.5%
1-800-Flowers.com, Inc.,
Class
a
A* 28 95
Abercrombie & Fitch Co.,
Class
a
A* 60 5,872
Academy Sports & Outdoors,
Inc. 85 4,101
Advance Auto Parts, Inc. 77 3,995
American Eagle Outfitters, Inc. 208 4,243
America's Car-Mart, Inc.* 10 216
Arhaus, Inc., Class
a
A* 66 682
Arko Corp. 98 466
Asbury Automotive Group, Inc.* 25 5,814
BARK, Inc.* 118 84
Barnes & Noble Education, Inc.* 21 196
Bed Bath & Beyond, Inc.* 70 421
Boot Barn Holdings, Inc.* 39 7,559
Buckle, Inc. (The) 40 2,259
Build-A-Bear Workshop, Inc. 16 850
Caleres, Inc. 42 492
Camping World Holdings, Inc.,
Class
a
A 77 862
Citi Trends, Inc.* 6 272
Designer Brands, Inc., Class
a
A 42 182
Envela Corp.* 9 104
EVgo, Inc., Class
a
A* 164 531
Genesco, Inc.* 13 466
Group 1 Automotive, Inc. 16 6,417
Haverty Furniture Cos., Inc. 17 405
J Jill, Inc. 9 142
Investments
Shares Value
Common Stocks (continued)
Lands' End, Inc.* 15 $ 237
MarineMax, Inc.* 24 561
Monro, Inc. 38 711
National Vision Holdings, Inc.* 100 2,885
ODP Corp. (The)* 35 979
OneWater Marine, Inc., Class
a
A* 15 182
Outdoor Holding Co.* 111 204
Petco Health & Wellness Co.,
Inc., Class
a
A* 101 323
RealReal, Inc. (The)* 122 1,767
Revolve Group, Inc., Class
a
A* 52 1,257
Sally Beauty Holdings, Inc.* 130 2,062
Shoe Carnival, Inc. 23 380
Signet Jewelers Ltd. 51 5,108
Sleep Number Corp.* 24 122
Sonic Automotive, Inc., Class
a
A 19 1,198
Stitch Fix, Inc., Class
a
A* 138 586
ThredUp, Inc., Class
a
A* 118 887
Tile Shop Holdings, Inc.* 37 240
Torrid Holdings, Inc.* 43 56
Upbound Group, Inc. 67 1,201
Urban Outfitters, Inc.* 78 5,777
Victoria's Secret & Co.* 89 3,678
Warby Parker, Inc., Class
a
A* 126 2,496
Winmark Corp. 4 1,644
Zumiez, Inc.* 18 468
81,735
Technology Hardware, Storage & Peripherals — 0.1%
CompoSecure, Inc., Class
a
A* 56 1,113
Corsair Gaming, Inc.* 60 391
CPI Card Group, Inc.* 8 108
Diebold Nixdorf, Inc.* 33 2,129
Eastman Kodak Co.* 81 619
Immersion Corp. 36 256
IonQ, Inc.* 354 17,452
Quantum Computing, Inc.* 172 2,012
Turtle Beach Corp.* 19 264
Xerox Holdings Corp. 151 420
24,764
Textiles, Apparel & Luxury Goods — 0.1%
Capri Holdings Ltd.* 149 3,780
Carter's, Inc. 46 1,468
Ermenegildo Zegna NV 79 843
Figs, Inc., Class
a
A* 113 1,106
G-III Apparel Group Ltd.* 50 1,458
Kontoor Brands, Inc. 71 5,279
Lakeland Industries, Inc. 12 182
Movado Group, Inc. 19 398
Oxford Industries, Inc. 18 687
Rocky Brands, Inc. 9 273
Steven Madden Ltd. 92 3,844
Superior Group of Cos., Inc. 14 136
Wolverine World Wide, Inc. 103 1,670
21,124
Tobacco — 0.0%(a)
Ispire Technology, Inc.* 24 59
Turning Point Brands, Inc. 22 2,203

See accompanying notes to the financial statements.
NOVEMBER 30, 2025 (UNAUDITED) :: HEDGE REPLICATION ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
31
HDG
::
Investments
Shares Value
Common Stocks (continued)
Universal Corp. 31 $ 1,636
3,898
Trading Companies & Distributors — 0.1%
Alta Equipment Group, Inc. 26 127
BlueLinx Holdings, Inc.* 10 624
Boise Cascade Co. 48 3,660
Custom Truck One Source, Inc.* 77 492
Distribution Solutions Group,
Inc.* 13 361
DNOW, Inc.* 235 3,281
DXP Enterprises, Inc.* 17 1,598
EVI Industries, Inc. 6 123
GATX Corp. 46 7,357
Global Industrial Co. 18 516
Herc Holdings, Inc. 42 5,639
Hudson Technologies, Inc.* 49 333
Karat Packaging, Inc. 11 242
McGrath RentCorp 31 3,195
NPK International, Inc.* 101 1,243
Rush Enterprises, Inc., Class
a
A 78 4,061
Rush Enterprises, Inc., Class
a
B 11 587
Titan Machinery, Inc.* 27 500
Transcat, Inc.* 12 678
Willis Lease Finance Corp. 4 491
Xometry, Inc., Class
a
A* 56 3,274
38,382
Transportation Infrastructure — 0.0%(a)
Sky Harbour Group Corp.* 27 249
Water Utilities — 0.0%(a)
American States Water Co. 50 3,689
Cadiz, Inc.* 70 390
California Water Service Group 77 3,493
Consolidated Water Co. Ltd. 19 650
Global Water Resources, Inc. 16 137
H2O America 41 1,904
Middlesex Water Co. 23 1,180
Pure Cycle Corp.* 25 285
York Water Co. (The) 18 587
12,315
Wireless Telecommunication Services — 0.1%
Gogo, Inc.* 99 708
Spok Holdings, Inc. 26 345
Telephone and Data Systems,
Inc. 128 5,155
6,208
Total Common Stocks
(Cost $2,338,581)
3,696,320
Number of
Rights
Rights — 0 .0%
Biotechnology — 0.0%
Aduro Biotech, Inc., CVR‡(c) 39 —
Cartesian Therapeutics, Inc.,
expiring 12/31/2049*‡ 263 —
Investments
Number of
Rights Value
Rights (continued)
Chinook Therape, CVR*‡ 118 $ —
Tobira Therapeutics, Inc.,
CVR*‡ 10 —
Total Rights
(Cost $146) —
Shares
Securities Lending Reinvestments (d) — 0 .0% (a)
Investment Companies — 0 .0% (a)
Invesco Government & Agency Portfolio,
Institutional Class 3.91% (e)
(Cost $44) 44 44
Principal
Amount
Short-Term Investments — 81 .5%
Repurchase Agreements (f) — 15 .8%
Repurchase Agreements
with various counterparties,
rates 2.5% - 4.08%, dated
11/28/2025, due 12/1/2025,
total to be received $3,891,849
(Cost $3,890,592) $ 3,890,592
3,890,592
U.S. Treasury Obligations — 65 .7%
U.S. Treasury Bills
3.82%, 2/5/2026 (g)
(Cost $16,137,388) 16,250,000 16,142,064
Total Short-Term Investments
(Cost $20,027,980) 20,032,656
Total Investments — 96.5%
(Cost $22,366,751) 23,729,020
Other assets less liabilities — 3.5% 864,290
Net Assets — 100.0% $ 24,593,310
* Non-income producing security.
‡ Value determined using significant unobservable inputs and is reported as a Level 3 security in the valuation hierarchy table located in Note 2 in Notes to the Financial Statements.
(a) Represents less than 0.05% of net assets.
(b) Security exempt from registration pursuant to Regulation
S under the Securities Act of 1933. Regulation S applies to
securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.
(c) The security or a portion of this security is on loan at November
30, 2025. The total value of securities on loan at November 30,
2025 was $0, collateralized in the form of cash with a value of
$44 that was reinvested in the securities shown in the Securities
Lending Reinvestment section of the Schedule of Portfolio
Investments.
(d) The security was purchased with cash collateral held from securities on loan at November 30, 2025. The total value of
securities purchased was $44.
(e) Rate shown is the 7-day yield as of November 30, 2025.

See accompanying notes to the financial statements.
HEDGE REPLICATION ETF :: NOVEMBER 30, 2025 (UNAUDITED)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
32
HDG
::
(f) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the
securities subject to repurchase.
(g) The rate shown was the current yield as of November 30, 2025.
Abbreviations
ADR American Depositary Receipt
CVR Contingent Value Rights - No defined expiration
REIT Real Estate Investment Trust
As of November 30, 2025, the gross unrealized appreciation
(depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation $ 2,082,961
Aggregate gross unrealized depreciation (285,239)
Net unrealized appreciation $ 1,797,722
Federal income tax cost $ 22,436,227
Futures Contracts Sold
Hedge Replication ETF had the following open short futures contracts as of November 30, 2025:
Number of
Contracts
A
Expiration Date
A
Trading
Currency
A
Notional Amount
A
Value and
Unrealized
Appreciation
A
E-Mini Euro 38 12/15/2025 U.S. Dollar $ 2,757,375 $ 44,616

See accompanying notes to the financial statements.
NOVEMBER 30, 2025 (UNAUDITED) :: HEDGE REPLICATION ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
33
HDG
::
Swap Agreements
a
Hedge Replication ETF had the following open non-exchange traded total return swap agreements as of November 30, 2025:
Notional
Amount
($)
A
Termination
Date
b
A
Counterparty
A
Rate Paid
(Received)
c
A
Reference
Instrument
A
Value and
Unrealized
Appreciation /
(Depreciation)
d
($)
A
Financial
Instruments for
the Benefit of
(the Fund)/the
Counterparty
($)
A
Cash Collateral
for the
Benefit of
(the Fund)/the
Counterparty
($)
A
Net
Amount
e
($)
A
30,005 11/6/2026
Societe
Generale 4.74%
Russell 2000
®
Total
Return Index 1,003
910,929 11/6/2026
Societe
Generale 4.89%
S&P 500
®
Total
Return Index 87,987
933,754 11/6/2026
Societe
Generale 4.49%
iShares
®
MSCI EAFE
ETF
f
393,699
1,131,371 11/15/2027
Societe
Generale 4.89%
iShares
®
MSCI
Emerging Markets
ETF
f
(11,824)
3,006,059 470,865 (470,865) — —
27,505 11/6/2026 UBS AG 4.59%
Russell 2000
®
Total
Return Index (4,532)
685,016 11/15/2027 UBS AG 4.29%
iShares
®
MSCI EAFE
ETF
f
6,993
1,295,084 11/15/2027 UBS AG 4.29%
iShares
®
MSCI
Emerging Markets
ETF
f
(13,013)
2,007,605 (10,552) — — (10,552)
5,013,664 460,313
Total Unrealized
Appreciation
489,682
Total Unrealized
Depreciation
(29,369)
a The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.
b Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
c Reflects the floating financing rate, as of November 30, 2025, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).
d The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statement of
Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statement of
Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statement of Assets and Liabilities.
e Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.
f In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.

HIGH YIELD-INTEREST RATE HEDGED :: NOVEMBER 30, 2025 (UNAUDITED)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
34
HYHG
::
See accompanying notes to the financial statements.
Investments
Principal
Amount Value
Corporate Bonds — 95 .1%
Aerospace & Defense — 2 .3%
Axon Enterprise, Inc.
6.13%, 3/15/2030 (a) $ 761,000 $ 784,416
Spirit AeroSystems, Inc.
9.75%, 11/15/2030 (a) 527,000 577,388
TransDigm, Inc.
6.38%, 3/1/2029 (a) 1,602,000 1,650,007
6.38%, 5/31/2033 (a) 677,000 693,922
3,705,733
Automobile Components — 2 .1%
American Axle & Manufacturing, Inc.
7.75%, 10/15/2033 (a) 511,000 516,081
Clarios Global LP
6.75%, 2/15/2030 (a) 525,000 545,727
6.75%, 9/15/2032 (a) 500,000 514,288
Icahn Enterprises LP
10.00%, 11/15/2029 (a) 300,000 301,687
Tenneco, Inc.
8.00%, 11/17/2028 (a) 748,000 747,784
ZF North America Capital, Inc.
7.50%, 3/24/2031 (a) 702,000 694,588
3,320,155
Automobiles — 0 .6%
Aston Martin Capital Holdings Ltd.
10.00%, 3/31/2029 (a) 431,000 381,181
Nissan Motor Acceptance Co. LLC
6.13%, 9/30/2030 (a) 536,000 531,204
912,385
Building Products — 3 .9%
Builders FirstSource, Inc.
4.25%, 2/1/2032 (a) 233,000 221,456
6.38%, 3/1/2034 (a) 682,000 709,360
EMRLD Borrower LP
6.63%, 12/15/2030 (a) 1,290,000 1,336,896
Quikrete Holdings, Inc.
6.38%, 3/1/2032 (a) 2,385,000 2,476,571
6.75%, 3/1/2033 (a) 184,000 191,588
Smyrna Ready Mix Concrete LLC
8.88%, 11/15/2031 (a) 628,000 666,530
Standard Building Solutions, Inc.
6.25%, 8/1/2033 (a) 786,000 806,157
6,408,558
Capital Markets — 1 .7%
Coinbase Global, Inc.
3.38%, 10/1/2028 (a) 417,000 394,345
Compass Group Diversified Holdings LLC
5.25%, 4/15/2029 (a) 501,591 468,681
Focus Financial Partners LLC
6.75%, 9/15/2031 (a) 382,000 394,669
Jane Street Group
6.13%, 11/1/2032 (a) 495,000 503,556
Investments
Principal
Amount Value
Corporate Bonds (continued)
Capital Markets
Jane Street Group
6.75%, 5/1/2033 (a) $ 1,000,000 $ 1,045,879
2,807,130
Chemicals — 2 .5%
Celanese US Holdings LLC
6.67%, 7/15/2027 (b) 506,000 520,746
6.75%, 4/15/2033 (c) 627,000 623,983
Inversion Escrow Issuer LLC
6.75%, 8/1/2032 (a) 490,000 478,641
Olympus Water US Holding Corp.
Series 144*, 7.25%,
2/15/2033 (a) 675,000 670,043
SCIH Salt Holdings, Inc.
4.88%, 5/1/2028 (a) 443,000 441,003
Solstice Advanced Materials, Inc.
5.63%, 9/30/2033 (a) 496,000 498,714
Tronox, Inc.
4.63%, 3/15/2029 (a) 500,000 322,975
WR Grace Holdings LLC
5.63%, 8/15/2029 (a) 542,000 510,233
4,066,338
Commercial Services & Supplies — 3 .3%
ADT Security Corp. (The)
5.88%, 10/15/2033 (a) 1,037,000 1,052,508
Allied Universal Holdco LLC
4.63%, 6/1/2028 (a) 1,223,000 1,200,506
7.88%, 2/15/2031 (a) 391,000 411,667
Garda World Security Corp.
8.38%, 11/15/2032 (a) 442,000 453,151
GFL Environmental, Inc.
6.75%, 1/15/2031 (a) 135,000 141,726
Madison IAQ LLC
5.88%, 6/30/2029 (a) 532,000 526,129
Raven Acquisition Holdings LLC
6.88%, 11/15/2031 (a) 634,000 651,747
RR Donnelley & Sons Co.
9.50%, 8/1/2029 (a) 520,000 534,570
Veritiv Operating Co.
10.50%, 11/30/2030 (a) 399,000 428,819
5,400,823
Communications Equipment — 0 .3%
CommScope LLC
9.50%, 12/15/2031 (a) 503,000 510,273
Construction & Engineering — 0 .3%
Brand Industrial Services, Inc.
10.38%, 8/1/2030 (a) 563,000 552,110
Consumer Staples Distribution & Retail — 0 .9%
KeHE Distributors LLC
9.00%, 2/15/2029 (a) 519,000 542,214

See accompanying notes to the financial statements.
NOVEMBER 30, 2025 (UNAUDITED) :: HIGH YIELD-INTEREST RATE HEDGED
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
35
HYHG
::
Investments
Principal
Amount Value
Corporate Bonds (continued)
Consumer Staples Distribution & Retail
Performance Food Group, Inc.
4.25%, 8/1/2029 (a) $ 679,000 $ 666,666
6.13%, 9/15/2032 (a) 270,000 277,774
1,486,654
Containers & Packaging — 1 .4%
Ardagh Metal Packaging Finance USA LLC
4.00%, 9/1/2029 (a) 424,000 394,634
Ball Corp.
6.00%, 6/15/2029 610,000 627,816
Clydesdale Acquisition Holdings, Inc.
8.75%, 4/15/2030 (a)(c) 103,000 103,161
6.75%, 4/15/2032 (a) 1,118,000 1,128,078
2,253,689
Diversified Consumer Services — 0 .6%
Belron UK Finance plc
5.75%, 10/15/2029 (a) 420,000 427,111
Wand NewCo 3, Inc.
7.63%, 1/30/2032 (a) 543,000 572,174
999,285
Diversified Telecommunication Services — 5 .7%
Altice Financing SA
5.75%, 8/15/2029 (a) 613,000 409,178
Altice France SA
6.50%, 4/15/2032 (a) 859,000 835,746
CCO Holdings LLC
4.50%, 5/1/2032 1,129,000 1,017,080
4.25%, 1/15/2034 (a) 900,000 762,595
Cipher Compute LLC
7.13%, 11/15/2030 (a) 497,000 504,922
Frontier Communications Holdings LLC
8.75%, 5/15/2030 (a) 852,000 890,721
Level 3 Financing, Inc.
6.88%, 6/30/2033 (a) 1,806,000 1,839,207
7.00%, 3/31/2034 (a) 50,000 51,212
Sable International Finance Ltd.
7.13%, 10/15/2032 (a) 427,000 431,192
Windstream Escrow LLC
7.75%, 8/15/2028 ‡ 556 —
Windstream Services LLC
8.25%, 10/1/2031 (a) 1,100,000 1,142,063
7.50%, 10/15/2033 (a) 341,000 347,029
WULF Compute LLC
7.75%, 10/15/2030 (a) 1,000,000 1,033,920
9,264,865
Electric Utilities — 3 .0%
Alpha Generation LLC
6.75%, 10/15/2032 (a) 485,000 499,157
California Buyer Ltd.
6.38%, 2/15/2032 (a) 315,000 315,044
NRG Energy, Inc.
5.75%, 1/15/2034 (a) 1,000,000 1,008,017
Investments
Principal
Amount Value
Corporate Bonds (continued)
Electric Utilities
NRG Energy, Inc.
6.00%, 1/15/2036 (a) $ 449,000 $ 456,001
PG&E Corp.
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 3.88%),
7.38%, 3/15/2055 (d) 657,000 679,242
Vistra Operations Co. LLC
4.38%, 5/1/2029 (a) 501,000 494,628
7.75%, 10/15/2031 (a) 675,000 716,979
VoltaGrid LLC
7.38%, 11/1/2030 (a) 750,000 747,965
4,917,033
Energy Equipment & Services — 0 .8%
USA Compression Partners LP
7.13%, 3/15/2029 (a) 506,000 525,969
Valaris Ltd.
8.38%, 4/30/2030 (a) 481,000 501,809
Weatherford International Ltd.
6.75%, 10/15/2033 (a) 317,000 324,444
1,352,222
Entertainment — 1 .5%
Warnermedia Holdings, Inc.
4.28%, 3/15/2032 (c) 1,039,000 949,386
5.05%, 3/15/2042 1,810,000 1,447,765
2,397,151
Financial Services — 4 .6%
Block, Inc.
5.63%, 8/15/2030 (a) 192,000 195,635
6.50%, 5/15/2032 1,210,000 1,264,539
Boost Newco Borrower LLC
7.50%, 1/15/2031 (a) 675,000 716,816
Freedom Mortgage Holdings LLC
9.25%, 2/1/2029 (a) 556,000 582,896
ION Platform Finance US, Inc.
7.88%, 9/30/2032 (a) 500,000 476,409
Jefferies Finance LLC
5.00%, 8/15/2028 (a) 422,000 400,844
Midcap Financial Issuer Trust
6.50%, 5/1/2028 (a) 394,000 387,990
NCR Atleos Corp.
9.50%, 4/1/2029 (a) 505,000 545,813
Rocket Cos., Inc.
6.13%, 8/1/2030 (a) 821,000 852,249
6.38%, 8/1/2033 (a) 987,000 1,033,555
Shift4 Payments LLC
6.75%, 8/15/2032 (a) 697,000 724,470
UWM Holdings LLC
6.25%, 3/15/2031 (a) 300,000 301,326
7,482,542

See accompanying notes to the financial statements.
HIGH YIELD-INTEREST RATE HEDGED :: NOVEMBER 30, 2025 (UNAUDITED)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
36
HYHG
::
Investments
Principal
Amount Value
Corporate Bonds (continued)
Food Products — 0 .8%
Darling Ingredients, Inc.
6.00%, 6/15/2030 (a) $ 436,000 $ 442,752
Post Holdings, Inc.
6.25%, 2/15/2032 (a) 500,000 516,284
6.38%, 3/1/2033 (a) 369,000 373,489
1,332,525
Ground Transportation — 1 .2%
Albion Financing 1 SARL
7.00%, 5/21/2030 (a) 500,000 519,727
Brightline East LLC
11.00%, 1/31/2030 (a) 512,000 177,166
EquipmentShare.com, Inc.
9.00%, 5/15/2028 (a) 441,000 450,109
Hertz Corp. (The)
12.63%, 7/15/2029 (a) 576,000 575,474
5.00%, 12/1/2029 (a)(c) 401,000 275,983
1,998,459
Health Care Equipment & Supplies — 1 .3%
Medline Borrower LP
5.25%, 10/1/2029 (a) 2,167,000 2,172,062
Health Care Providers & Services — 4 .9%
Community Health Systems, Inc.
10.88%, 1/15/2032 (a) 1,445,000 1,560,780
9.75%, 1/15/2034 (a) 183,000 194,617
CVS Health Corp.
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 2.89%),
7.00%, 3/10/2055 (d) 945,000 993,540
DaVita, Inc.
6.75%, 7/15/2033 (a) 798,000 829,214
Global Medical Response, Inc.
7.38%, 10/1/2032 (a) 393,000 414,065
LifePoint Health, Inc.
11.00%, 10/15/2030 (a) 473,000 520,701
MPH Acquisition Holdings LLC
5.50%, 9/1/2028 (a) 485,000 378,533
Prime Healthcare Services, Inc.
9.38%, 9/1/2029 (a) 649,000 688,070
Star Parent, Inc.
9.00%, 10/1/2030 (a) 239,000 256,136
Tenet Healthcare Corp.
6.13%, 10/1/2028 793,000 796,434
6.13%, 6/15/2030 737,000 753,318
US Acute Care Solutions LLC
9.75%, 5/15/2029 (a) 513,000 521,145
7,906,553
Health Care REITs — 0 .7%
MPT Operating Partnership LP
REIT, 8.50%, 2/15/2032
(a) 1,034,000 1,092,715
Investments
Principal
Amount Value
Corporate Bonds (continued)
Health Care Technology — 0 .6%
IQVIA, Inc.
6.25%, 6/1/2032 (a) $ 937,000 $ 980,069
Hotel & Resort REITs — 0 .5%
RHP Hotel Properties LP
REIT, 6.50%, 4/1/2032 (a) 382,000 395,907
Service Properties Trust
REIT, 8.63%, 11/15/2031
(a) 446,000 468,182
864,089
Hotels, Restaurants & Leisure — 7 .1%
1011778 BC ULC
6.13%, 6/15/2029 (a) 297,000 306,211
Caesars Entertainment, Inc.
7.00%, 2/15/2030 (a) 581,000 601,453
6.50%, 2/15/2032 (a) 872,000 886,956
Carnival Corp.
5.75%, 8/1/2032 (a) 1,592,000 1,631,980
6.13%, 2/15/2033 (a) 258,000 265,763
Churchill Downs, Inc.
5.75%, 4/1/2030 (a) 609,000 613,716
Fertitta Entertainment LLC
4.63%, 1/15/2029 (a) 495,000 476,761
6.75%, 1/15/2030 (a) 492,000 458,862
Hilton Domestic Operating Co., Inc.
4.00%, 5/1/2031 (a) 769,000 734,456
3.63%, 2/15/2032 (a) 461,000 428,399
Light & Wonder International, Inc.
6.25%, 10/1/2033 (a) 418,000 420,569
NCL Corp. Ltd.
6.75%, 2/1/2032 (a) 1,179,000 1,196,567
Sabre GLBL, Inc.
11.13%, 7/15/2030 (a) 564,000 487,826
Viking Cruises Ltd.
5.88%, 10/15/2033 (a) 605,000 614,808
Voyager Parent LLC
9.25%, 7/1/2032 (a) 801,000 848,784
Wynn Resorts Finance LLC
7.13%, 2/15/2031 (a) 426,000 460,225
Yum! Brands, Inc.
4.63%, 1/31/2032 1,044,000 1,027,965
11,461,301
Household Durables — 0 .4%
Newell Brands, Inc.
8.50%, 6/1/2028 (a) 550,000 572,537
Independent Power and Renewable Electricity Producers — 1 .0%
Lightning Power LLC
7.25%, 8/15/2032 (a) 546,000 579,402
Talen Energy Supply LLC
6.50%, 2/1/2036 (a) 1,000,000 1,033,885
1,613,287

See accompanying notes to the financial statements.
NOVEMBER 30, 2025 (UNAUDITED) :: HIGH YIELD-INTEREST RATE HEDGED
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
37
HYHG
::
Investments
Principal
Amount Value
Corporate Bonds (continued)
Insurance — 4 .2%
Acrisure LLC
7.50%, 11/6/2030 (a) $ 489,000 $ 507,771
Alliant Holdings Intermediate LLC
6.75%, 4/15/2028 (a) 347,000 353,335
7.00%, 1/15/2031 (a) 799,000 830,153
Ardonagh Finco Ltd.
7.75%, 2/15/2031 (a) 500,000 522,754
Ardonagh Group Finance Ltd.
8.88%, 2/15/2032 (a) 675,000 695,955
Howden UK Refinance plc
7.25%, 2/15/2031 (a) 467,000 478,811
HUB International Ltd.
7.25%, 6/15/2030 (a) 464,000 486,172
7.38%, 1/31/2032 (a) 1,458,000 1,517,053
Panther Escrow Issuer LLC
7.13%, 6/1/2031 (a) 1,283,000 1,326,643
Ryan Specialty LLC
5.88%, 8/1/2032 (a) 64,000 65,424
6,784,071
Interactive Media & Services — 0 .4%
Snap, Inc.
6.88%, 3/1/2033 (a) 684,000 704,612
IT Services — 0 .9%
CoreWeave, Inc.
9.25%, 6/1/2030 (a) 1,018,000 939,212
9.00%, 2/1/2031 (a) 520,000 470,545
1,409,757
Machinery — 0 .6%
Chart Industries, Inc.
7.50%, 1/1/2030 (a) 646,000 673,093
Husky Injection Molding Systems Ltd.
9.00%, 2/15/2029 (a) 349,000 367,322
1,040,415
Media — 8 .9%
Clear Channel Outdoor Holdings, Inc.
7.50%, 6/1/2029 (a)(c) 847,000 837,802
CSC Holdings LLC
11.75%, 1/31/2029 (a) 892,000 628,785
4.50%, 11/15/2031 (a)(c) 581,000 328,489
Directv Financing LLC
5.88%, 8/15/2027 (a) 235,000 235,069
10.00%, 2/15/2031 (a) 1,250,000 1,241,661
DISH Network Corp.
11.75%, 11/15/2027 (a) 1,002,000 1,046,298
EchoStar Corp.
10.75%, 11/30/2029 1,760,000 1,940,400
Gray Media, Inc.
10.50%, 7/15/2029 (a) 618,000 666,023
5.38%, 11/15/2031 (a) 491,000 369,259
Neptune Bidco US, Inc.
9.29%, 4/15/2029 (a) 1,415,000 1,408,552
Investments
Principal
Amount Value
Corporate Bonds (continued)
Media
Paramount Global
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 4.00%),
6.38%, 3/30/2062 (d) $ 575,000 $ 563,423
Sinclair Television Group, Inc.
8.13%, 2/15/2033 (a) 550,000 572,974
Sirius XM Radio LLC
4.00%, 7/15/2028 (a) 1,145,000 1,116,184
3.88%, 9/1/2031 (a) 285,000 259,863
Stagwell Global LLC
5.63%, 8/15/2029 (a) 492,000 478,099
Sunrise FinCo. I BV
4.88%, 7/15/2031 (a) 459,000 438,556
TEGNA, Inc.
4.63%, 3/15/2028 296,000 292,425
Univision Communications, Inc.
8.00%, 8/15/2028 (a) 782,000 807,011
9.38%, 8/1/2032 (a)(c) 618,000 656,045
VZ Secured Financing BV
5.00%, 1/15/2032 (a) 711,000 646,010
14,532,928
Metals & Mining — 2 .0%
Cleveland-Cliffs, Inc.
7.00%, 3/15/2032 (a) 1,038,000 1,063,998
Commercial Metals Co.
5.75%, 11/15/2033 (a) 750,000 766,971
First Quantum Minerals Ltd.
9.38%, 3/1/2029 (a) 1,385,000 1,463,880
3,294,849
Oil, Gas & Consumable Fuels — 6 .8%
Aethon United BR LP
7.50%, 10/1/2029 (a) 383,000 400,205
CITGO Petroleum Corp.
8.38%, 1/15/2029 (a) 450,000 468,876
Civitas Resources, Inc.
8.38%, 7/1/2028 (a) 376,000 387,785
8.75%, 7/1/2031 (a) 735,000 765,387
Comstock Resources, Inc.
6.75%, 3/1/2029 (a) 529,000 530,604
CQP Holdco LP
5.50%, 6/15/2031 (a) 483,000 479,060
Crescent Energy Finance LLC
7.63%, 4/1/2032 (a) 449,000 437,174
7.38%, 1/15/2033 (a) 369,000 349,637
Delek Logistics Partners LP
8.63%, 3/15/2029 (a) 536,000 561,812
Hilcorp Energy I LP
7.25%, 2/15/2035 (a) 467,000 444,240
ITT Holdings LLC
6.50%, 8/1/2029 (a) 517,000 501,114
Kinetik Holdings LP
6.63%, 12/15/2028 (a) 202,000 207,804
5.88%, 6/15/2030 (a) 556,000 560,432

See accompanying notes to the financial statements.
HIGH YIELD-INTEREST RATE HEDGED :: NOVEMBER 30, 2025 (UNAUDITED)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
38
HYHG
::
Investments
Principal
Amount Value
Corporate Bonds (continued)
Oil, Gas & Consumable Fuels
NFE Financing LLC
12.00%, 11/15/2029 (a) $ 169,000 $ 42,824
NGL Energy Operating LLC
8.38%, 2/15/2032 (a) 601,000 623,063
Permian Resources Operating LLC
7.00%, 1/15/2032 (a) 450,000 468,597
6.25%, 2/1/2033 (a) 343,000 351,548
Sunoco LP
6.25%, 7/1/2033 (a) 842,000 864,837
Venture Global LNG, Inc.
9.50%, 2/1/2029 (a) 1,030,000 1,086,306
8.38%, 6/1/2031 (a) 1,154,000 1,156,850
Vital Energy, Inc.
7.88%, 4/15/2032 (a)(c) 451,000 437,070
11,125,225
Passenger Airlines — 1 .8%
American Airlines, Inc.
5.75%, 4/20/2029 (a) 1,286,000 1,301,136
8.50%, 5/15/2029 (a) 301,000 314,438
JetBlue Airways Corp.
9.88%, 9/20/2031 (a) 827,000 816,869
VistaJet Malta Finance plc
6.38%, 2/1/2030 (a)(c) 452,000 435,246
2,867,689
Personal Care Products — 0 .3%
Opal Bidco SAS
6.50%, 3/31/2032 (a) 466,000 480,360
Pharmaceuticals — 2 .7%
1261229 BC Ltd.
10.00%, 4/15/2032 (a) 1,184,000 1,224,037
Bausch Health Cos., Inc.
11.00%, 9/30/2028 (a) 1,280,000 1,337,943
Endo Finance Holdings, Inc.
8.50%, 4/15/2031 (a) 383,000 398,426
Organon & Co.
4.13%, 4/30/2028 (a) 777,000 757,238
5.13%, 4/30/2031 (a) 767,000 642,328
4,359,972
Professional Services — 0 .3%
Amentum Holdings, Inc.
7.25%, 8/1/2032 (a) 221,000 231,974
CACI International, Inc.
6.38%, 6/15/2033 (a) 228,000 237,691
469,665
Semiconductors & Semiconductor Equipment — 0 .4%
Qnity Electronics, Inc.
5.75%, 8/15/2032 (a) 686,000 704,056
Investments
Principal
Amount Value
Corporate Bonds (continued)
Software — 4 .5%
AthenaHealth Group, Inc.
6.50%, 2/15/2030 (a) $ 1,041,000 $ 1,033,866
Cloud Software Group, Inc.
6.50%, 3/31/2029 (a) 2,109,000 2,125,939
9.00%, 9/30/2029 (a) 1,170,000 1,206,894
Fair Isaac Corp.
6.00%, 5/15/2033 (a) 1,067,000 1,096,716
McAfee Corp.
7.38%, 2/15/2030 (a) 889,000 775,707
UKG, Inc.
6.88%, 2/1/2031 (a) 1,006,000 1,038,548
7,277,670
Specialized REITs — 1 .7%
Iron Mountain, Inc.
REIT, 7.00%, 2/15/2029
(a) 539,000 553,660
REIT, 6.25%, 1/15/2033
(a) 455,000 465,230
Millrose Properties, Inc.
REIT, 6.38%, 8/1/2030 (a) 1,073,000 1,094,597
SBA Communications Corp.
REIT, 3.13%, 2/1/2029 665,000 635,626
2,749,113
Specialty Retail — 1 .8%
EG Global Finance plc
12.00%, 11/30/2028 (a) 450,000 490,218
LCM Investments Holdings II LLC
4.88%, 5/1/2029 (a) 471,000 463,722
Michaels Cos., Inc. (The)
7.88%, 5/1/2029 (a) 601,000 545,561
PetSmart LLC
7.50%, 9/15/2032 (a) 724,000 729,544
Staples, Inc.
10.75%, 9/1/2029 (a) 692,000 680,126
2,909,171
Trading Companies & Distributors — 2 .2%
FTAI Aviation Investors LLC
5.50%, 5/1/2028 (a) 465,000 466,806
Herc Holdings, Inc.
7.00%, 6/15/2030 (a) 78,000 81,879
7.25%, 6/15/2033 (a) 1,096,000 1,160,279
Imola Merger Corp.
4.75%, 5/15/2029 (a) 826,000 815,879
QXO Building Products, Inc.
6.75%, 4/30/2032 (a) 989,000 1,032,828
3,557,671
Wireless Telecommunication Services — 1 .6%
Connect Finco SARL
9.00%, 9/15/2029 (a) 976,000 1,036,513

See accompanying notes to the financial statements.
NOVEMBER 30, 2025 (UNAUDITED) :: HIGH YIELD-INTEREST RATE HEDGED
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
39
HYHG
::
Investments
Principal
Amount Value
Corporate Bonds (continued)
Wireless Telecommunication Services
Rogers Communications, Inc.
Series NC5, (US Treasury
Yield Curve Rate T Note
Constant Maturity 5
Year + 2.65%), 7.00%,
4/15/2055 (d) $ 685,000 $ 711,992
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 2.62%),
7.13%, 4/15/2055 (d) 294,000 311,215
Vmed O2 UK Financing I plc
4.75%, 7/15/2031 (a) 630,000 581,337
2,641,057
Total Corporate Bonds
(Cost $152,531,411) 154,738,824
Shares
Securities Lending Reinvestments (e) — 1 .5%
Investment Companies — 1 .5%
Invesco Government & Agency Portfolio,
Institutional Class 3.91% (f)
(Cost $2,481,273) 2,481,273 2,481,273
Principal
Amount
Short-Term Investments — 2 .1%
Repurchase Agreements (g) — 2 .1%
Repurchase Agreements
with various counterparties,
rates 2.5% - 4.08%, dated
11/28/2025, due 12/1/2025,
total to be received $3,395,752
(Cost $3,394,655) $ 3,394,655
3,394,655
Total Investments — 98.7%
(Cost $158,407,339) 160,614,752
Other assets less liabilities — 1.3% 2,192,546
Net Assets — 100.0% $ 162,807,298
‡ Value determined using significant unobservable inputs and is reported as a Level 3 security in the valuation hierarchy table located in Note 2 in Notes to the Financial Statements.
(a) Securities exempt from registration under Rule 144A or section
4(2), of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the investment adviser and may be resold,
normally to qualified institutional buyers in transactions exempt from registration.The aggregate value of these securities as of November 30, 2025 was $139,581,929 which represents
85.73% of net assets.
(b) Step bond. Interest rate is a fixed rate for an initial period that either resets at a specific date or may reset in the future at a contingent upon predetermined trigger. The interest rate shown was the current rate as of November 30, 2025.
(c) The security or a portion of this security is on loan at November
30, 2025. The total value of securities on loan at November 30,
2025 was $2,397,190, collateralized in the form of cash with a value of $2,481,273 that was reinvested in the securities shown in the Securities Lending Reinvestment section of the Schedule of Portfolio Investments.
(d) Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the rate in effect as of
November 30, 2025.
(e) The security was purchased with cash collateral held from securities on loan at November 30, 2025. The total value of
securities purchased was $2,481,273.
(f) Rate shown is the 7-day yield as of November 30, 2025.
(g) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the
securities subject to repurchase.
Abbreviations
REIT Real Estate Investment Trust
As of November 30, 2025, the gross unrealized appreciation
(depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation $ 3,264,318
Aggregate gross unrealized depreciation (1,785,630)
Net unrealized appreciation $ 1,478,688
Federal income tax cost $ 158,795,708
Futures Contracts Sold
High Yield-Interest Rate Hedged had the following open short futures contracts as of November 30, 2025:
Number of
Contracts
A
Expiration Date
A
Trading
Currency
A
Notional Amount
A
Value and
Unrealized
Depreciation
A
U.S. 2 Year Treasury Note 296 3/31/2026 U.S. Dollar $ 61,822,375 $ (34,667)
U.S. 5 Year Treasury Note 675 3/31/2026 U.S. Dollar 74,091,797 (206,340)
U.S. Treasury 10 Year Note 192 3/20/2026 U.S. Dollar 21,762,000 (99,349)
$ (340,356)

INFLATION EXPECTATIONS ETF :: NOVEMBER 30, 2025 (UNAUDITED)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
40
RINF
::
See accompanying notes to the financial statements.
Investments
Principal
Amount Value
Short-Term Investments — 94 .4%
Repurchase Agreements (a) — 94 .4%
Repurchase Agreements
with various counterparties,
rates 2.5% - 4.08%, dated
11/28/2025, due 12/1/2025,
total to be received
$17,041,143
(Cost $17,035,639) $ 17,035,639
$ 17,035,639
Total Investments — 94.4%
(Cost $17,035,639) 17,035,639
Other assets less liabilities — 5.6% 1,018,080
Net Assets — 100.0% $ 18,053,719
(a) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the
securities subject to repurchase.
As of November 30, 2025, the gross unrealized appreciation
(depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation $ 233,354
Aggregate gross unrealized depreciation (482,442)
Net unrealized depreciation $ (249,088)
Federal income tax cost $ 17,035,639
Swap Agreements
a
Inflation Expectations ETF had the following open non-exchange traded total return swap agreements as of November 30, 2025:
Notional
Amount
($)
A
Termination
Date
b
A
Counterparty
A
Rate Paid
(Received)
c
A
Reference
Instrument
A
Value and
Unrealized
Appreciation /
(Depreciation)
d
($)
A
Financial
Instruments for
the Benefit of
(the Fund)/the
Counterparty
($)
A
Cash Collateral
for the
Benefit of
(the Fund)/the
Counterparty
($)
A
Net
Amount
e
($)
A
2,791,508 12/11/2025 Citibank NA 3.63%
FTSE 30-Year TIPS
(Treasury Rate-
Hedged) Index (long
exposure to 30-year
Treasury Inflation-
Protected Securities
(TIPS) bond)
f
(250,346)
3,697,301 12/11/2025 Citibank NA 3.54%
FTSE 30-Year TIPS
(Treasury Rate-
Hedged) Index (long
exposure to 30-year
Treasury Bond
inverse index)
f
166,635
6,488,809 (83,711) — 83,711 —
15,264,770 11/4/2026
Societe
Generale 3.98%
FTSE 30-Year TIPS
(Treasury Rate-
Hedged) Index (long
exposure to 30-year
Treasury Inflation-
Protected Securities
(TIPS) bond)
f
66,719
20,240,782 11/4/2026
Societe
Generale 3.43%
FTSE 30-Year TIPS
(Treasury Rate-
Hedged) Index (long
exposure to 30-year
Treasury Bond
inverse index)
f
(232,096)
35,505,552 (165,377) — 165,377 —
41,994,361 (249,088)
Total Unrealized
Appreciation
233,354
Total Unrealized
Depreciation
(482,442)

See accompanying notes to the financial statements.
NOVEMBER 30, 2025 (UNAUDITED) :: INFLATION EXPECTATIONS ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
41
RINF
::
a
The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.
b Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
c Reflects the floating financing rate, as of November 30, 2025, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).
d The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statement of
Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statement of
Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statement of Assets and Liabilities.
e Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.
f Certain underlying component disclosures related to this index may be found on the website at www.proshares.com/globalassets/proshares/documents/resources/
FTSE_30_Year_TIPS_November.pdf.

INVESTMENT GRADE-INTEREST RATE HEDGED :: NOVEMBER 30, 2025 (UNAUDITED)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
42
IGHG
::
See accompanying notes to the financial statements.
Investments
Principal
Amount Value
Corporate Bonds — 94 .3%
Aerospace & Defense — 2 .2%
GE Capital International Funding Co. ULC.
4.42%, 11/15/2035 $ 963,000 $ 951,700
General Electric Co.
6.75%, 3/15/2032 1,185,000 1,351,693
Lockheed Martin Corp.
4.07%, 12/15/2042 1,129,000 980,003
RTX Corp.
4.50%, 6/1/2042 3,192,000 2,912,665
6,196,061
Air Freight & Logistics — 0 .6%
United Parcel Service, Inc.
6.20%, 1/15/2038 1,389,000 1,546,972
Automobiles — 1 .9%
Ford Motor Co.
7.45%, 7/16/2031 1,632,000 1,808,191
4.75%, 1/15/2043 1,015,000 816,899
General Motors Co.
6.25%, 10/2/2043 1,704,000 1,749,631
5.20%, 4/1/2045 870,000 790,960
5,165,681
Banks — 26 .2%
Banco Santander SA
5.44%, 7/15/2031 769,000 810,804
6.92%, 8/8/2033 2,316,000 2,582,041
6.94%, 11/7/2033 1,587,000 1,828,667
6.35%, 3/14/2034 2,164,000 2,341,558
Bank of America Corp.
6.11%, 1/29/2037 500,000 544,165
7.75%, 5/14/2038 2,034,000 2,498,605
5.88%, 2/7/2042 3,469,000 3,744,315
Bank of America NA
6.00%, 10/15/2036 876,000 961,621
Barclays plc
5.25%, 8/17/2045 (a) 2,110,000 2,049,484
4.95%, 1/10/2047 774,000 720,491
Citigroup, Inc.
6.63%, 6/15/2032 1,240,000 1,380,162
8.13%, 7/15/2039 1,226,000 1,585,653
6.68%, 9/13/2043 2,359,000 2,664,312
4.65%, 7/30/2045 160,000 146,036
4.75%, 5/18/2046 1,262,000 1,124,874
Cooperatieve Rabobank UA
5.25%, 5/24/2041 2,050,000 2,074,035
5.75%, 12/1/2043 1,790,000 1,832,922
5.25%, 8/4/2045 1,114,000 1,065,328
Fifth Third Bancorp
8.25%, 3/1/2038 951,000 1,178,127
HSBC Holdings plc
6.50%, 5/2/2036 500,000 557,953
6.50%, 9/15/2037 3,006,000 3,328,986
5.25%, 3/14/2044 776,000 764,565
Investments
Principal
Amount Value
Corporate Bonds (continued)
Banks
JPMorgan Chase & Co.
6.40%, 5/15/2038 $ 1,651,000 $ 1,889,928
5.50%, 10/15/2040 3,660,000 3,864,700
5.63%, 8/16/2043 857,000 893,716
4.95%, 6/1/2045 1,078,000 1,033,550
Lloyds Banking Group plc
4.34%, 1/9/2048 1,541,000 1,291,486
Mitsubishi UFJ Financial Group, Inc.
3.75%, 7/18/2039 1,417,000 1,252,378
Mizuho Financial Group, Inc.
2.56%, 9/13/2031 908,000 814,431
Royal Bank of Canada
2.30%, 11/3/2031 2,363,000 2,131,000
3.88%, 5/4/2032 800,000 780,488
5.00%, 2/1/2033 392,000 405,724
5.15%, 2/1/2034 840,000 883,348
Sumitomo Mitsui Financial Group, Inc.
2.22%, 9/17/2031 900,000 802,576
5.77%, 1/13/2033 1,798,000 1,928,151
5.56%, 7/9/2034 2,082,000 2,206,564
6.18%, 7/13/2043 1,377,000 1,516,307
5.84%, 7/9/2044 595,000 624,334
Toronto-Dominion Bank (The)
3.20%, 3/10/2032 2,109,000 1,972,881
4.46%, 6/8/2032 1,437,000 1,441,877
Wells Fargo & Co.
5.38%, 11/2/2043 836,000 824,041
5.61%, 1/15/2044 1,571,000 1,583,698
4.65%, 11/4/2044 1,452,000 1,294,499
3.90%, 5/1/2045 300,000 247,604
4.90%, 11/17/2045 2,404,000 2,193,600
4.75%, 12/7/2046 891,000 796,346
Wells Fargo Bank NA
6.60%, 1/15/2038 565,000 640,467
Westpac Banking Corp.
2.15%, 6/3/2031 1,163,000 1,056,333
4.42%, 7/24/2039 858,000 805,981
2.96%, 11/16/2040 598,000 463,549
3.13%, 11/18/2041 1,364,000 1,046,968
72,471,229
Beverages — 2 .4%
Anheuser-Busch InBev Worldwide, Inc.
4.95%, 1/15/2042 1,452,000 1,411,146
Coca-Cola Co. (The)
1.38%, 3/15/2031 905,000 795,239
2.50%, 6/1/2040 642,000 484,061
2.60%, 6/1/2050 302,000 191,882
3.00%, 3/5/2051 1,387,000 949,164
2.50%, 3/15/2051 2,693,000 1,655,615
2.75%, 6/1/2060 294,000 177,307
Molson Coors Beverage Co.
5.00%, 5/1/2042 1,178,000 1,101,768
6,766,182

See accompanying notes to the financial statements.
NOVEMBER 30, 2025 (UNAUDITED) :: INVESTMENT GRADE-INTEREST RATE HEDGED
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
43
IGHG
::
Investments
Principal
Amount Value
Corporate Bonds (continued)
Biotechnology — 0 .7%
AbbVie, Inc.
4.40%, 11/6/2042 $ 2,239,000 $ 2,034,040
Capital Markets — 6 .6%
Goldman Sachs Group, Inc. (The)
6.13%, 2/15/2033 897,000 989,209
6.75%, 10/1/2037 1,638,000 1,844,986
6.25%, 2/1/2041 3,157,000 3,489,119
5.15%, 5/22/2045 1,895,000 1,804,506
Morgan Stanley
6.38%, 7/24/2042 431,000 487,121
4.30%, 1/27/2045 1,727,000 1,514,383
4.38%, 1/22/2047 5,096,000 4,485,317
Nomura Holdings, Inc.
2.61%, 7/14/2031 972,000 880,526
5.78%, 7/3/2034 916,000 975,693
UBS Group AG
4.88%, 5/15/2045 1,829,000 1,715,004
18,185,864
Communications Equipment — 1 .5%
Cisco Systems, Inc.
5.90%, 2/15/2039 3,032,000 3,309,693
5.50%, 1/15/2040 699,000 737,425
4,047,118
Consumer Finance — 2 .3%
Ally Financial, Inc.
8.00%, 11/1/2031 2,087,000 2,374,968
American Express Co.
4.05%, 12/3/2042 943,000 818,228
John Deere Capital Corp.
4.40%, 9/8/2031 520,000 526,146
Series I, 5.15%, 9/8/2033 1,401,000 1,473,211
5.10%, 4/11/2034 1,237,000 1,289,477
6,482,030
Consumer Staples Distribution & Retail — 1 .2%
Target Corp.
4.00%, 7/1/2042 1,013,000 866,382
Walmart, Inc.
5.25%, 9/1/2035 1,069,000 1,141,757
6.50%, 8/15/2037 1,210,000 1,419,875
3,428,014
Diversified Telecommunication Services — 6 .0%
Sprint Capital Corp.
8.75%, 3/15/2032 2,243,000 2,730,127
Telefonica Emisiones SA
7.05%, 6/20/2036 2,026,000 2,283,294
5.21%, 3/8/2047 2,590,000 2,312,213
4.90%, 3/6/2048 917,000 781,153
Verizon Communications, Inc.
4.50%, 8/10/2033 1,365,000 1,353,451
Investments
Principal
Amount Value
Corporate Bonds (continued)
Diversified Telecommunication Services
Verizon Communications, Inc.
4.27%, 1/15/2036 $ 2,359,000 $ 2,227,238
5.25%, 3/16/2037 1,239,000 1,260,617
4.81%, 3/15/2039 450,000 432,733
4.86%, 8/21/2046 2,276,000 2,057,727
4.52%, 9/15/2048 1,319,000 1,127,911
16,566,464
Electric Utilities — 0 .7%
Duke Energy Florida LLC
6.40%, 6/15/2038 926,000 1,048,403
Georgia Power Co.
4.30%, 3/15/2042 941,000 836,784
1,885,187
Electrical Equipment — 0 .2%
Eaton Corp.
4.15%, 11/2/2042 769,000 680,021
Energy Equipment & Services — 0 .4%
Baker Hughes Holdings LLC
5.13%, 9/15/2040 1,084,000 1,073,406
Entertainment — 0 .8%
TWDC Enterprises 18 Corp.
4.13%, 6/1/2044 551,000 471,666
Walt Disney Co. (The)
6.65%, 11/15/2037 1,555,000 1,798,672
2,270,338
Financial Services — 0 .2%
Berkshire Hathaway, Inc.
4.50%, 2/11/2043 657,000 625,509
Food Products — 0 .9%
Kraft Heinz Foods Co.
5.00%, 6/4/2042 1,478,000 1,371,176
Unilever Capital Corp.
5.90%, 11/15/2032 1,078,000 1,182,772
2,553,948
Health Care Equipment & Supplies — 1 .0%
Medtronic, Inc.
4.38%, 3/15/2035 952,000 943,188
4.63%, 3/15/2045 1,830,000 1,697,812
2,641,000
Health Care Providers & Services — 2 .1%
Ascension Health
3.95%, 11/15/2046 1,382,000 1,140,008
Elevance Health, Inc.
4.65%, 1/15/2043 985,000 891,406

See accompanying notes to the financial statements.
INVESTMENT GRADE-INTEREST RATE HEDGED :: NOVEMBER 30, 2025 (UNAUDITED)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
44
IGHG
::
Investments
Principal
Amount Value
Corporate Bonds (continued)
Health Care Providers & Services
UnitedHealth Group, Inc.
4.63%, 7/15/2035 $ 864,000 $ 860,207
6.88%, 2/15/2038 1,925,000 2,246,060
4.75%, 7/15/2045 768,000 702,724
5,840,405
Household Products — 0 .6%
Procter & Gamble Co. (The)
1.95%, 4/23/2031 1,741,000 1,577,147
Insurance — 1 .0%
MetLife, Inc.
5.70%, 6/15/2035 800,000 857,963
4.88%, 11/13/2043 1,745,000 1,639,287
4.05%, 3/1/2045 200,000 167,239
2,664,489
IT Services — 1 .9%
International Business Machines Corp.
4.15%, 5/15/2039 723,000 654,426
4.00%, 6/20/2042 1,051,000 898,672
4.25%, 5/15/2049 4,634,000 3,832,220
5,385,318
Machinery — 0 .5%
Caterpillar, Inc.
3.80%, 8/15/2042 1,480,000 1,258,081
Media — 3 .4%
Comcast Corp.
4.25%, 1/15/2033 1,719,000 1,684,925
Paramount Global
6.88%, 4/30/2036 1,001,000 1,050,641
4.38%, 3/15/2043 1,551,000 1,167,164
Time Warner Cable Enterprises LLC
8.38%, 7/15/2033 1,523,000 1,764,557
Time Warner Cable LLC
6.55%, 5/1/2037 1,001,000 1,023,294
6.75%, 6/15/2039 2,711,000 2,760,513
9,451,094
Metals & Mining — 3 .0%
BHP Billiton Finance USA Ltd.
4.13%, 2/24/2042 (a) 1,133,000 992,672
5.00%, 9/30/2043 2,195,000 2,109,620
Rio Tinto Finance USA Ltd.
5.20%, 11/2/2040 1,504,000 1,518,391
Southern Copper Corp.
6.75%, 4/16/2040 1,496,000 1,701,226
5.88%, 4/23/2045 1,798,000 1,861,512
8,183,421
Investments
Principal
Amount Value
Corporate Bonds (continued)
Multi-Utilities — 0 .8%
Berkshire Hathaway Energy Co.
6.13%, 4/1/2036 $ 2,041,000 $ 2,229,539
Oil, Gas & Consumable Fuels — 7 .9%
Canadian Natural Resources Ltd.
6.25%, 3/15/2038 1,204,000 1,293,121
ConocoPhillips
6.50%, 2/1/2039 1,528,000 1,737,149
Hess Corp.
5.60%, 2/15/2041 1,233,000 1,291,109
Kinder Morgan Energy Partners LP
6.95%, 1/15/2038 1,358,000 1,544,896
Kinder Morgan, Inc.
7.75%, 1/15/2032 689,000 803,038
Occidental Petroleum Corp.
6.45%, 9/15/2036 1,456,000 1,554,680
Phillips 66
5.88%, 5/1/2042 1,363,000 1,384,153
Shell Finance US, Inc.
4.13%, 5/11/2035 2,312,000 2,236,804
4.38%, 5/11/2045 2,671,000 2,340,073
4.00%, 5/10/2046 2,328,000 1,924,709
3.75%, 9/12/2046 500,000 396,943
TransCanada PipeLines Ltd.
6.20%, 10/15/2037 2,122,000 2,287,818
7.63%, 1/15/2039 200,000 240,303
Valero Energy Corp.
6.63%, 6/15/2037 1,304,000 1,455,970
Williams Cos., Inc. (The)
6.30%, 4/15/2040 1,369,000 1,494,370
21,985,136
Pharmaceuticals — 7 .7%
AstraZeneca plc
6.45%, 9/15/2037 358,000 413,111
4.00%, 9/18/2042 3,509,000 3,070,662
4.38%, 11/16/2045 1,859,000 1,668,639
GlaxoSmithKline Capital, Inc.
6.38%, 5/15/2038 2,768,000 3,149,954
Johnson & Johnson
5.95%, 8/15/2037 2,183,000 2,458,629
Merck & Co., Inc.
4.15%, 5/18/2043 1,111,000 976,702
Novartis Capital Corp.
4.40%, 5/6/2044 1,808,000 1,642,579
Pfizer, Inc.
4.00%, 12/15/2036 2,897,000 2,743,683
7.20%, 3/15/2039 1,686,000 2,041,920
4.40%, 5/15/2044 500,000 453,492
4.13%, 12/15/2046 274,000 230,188
Wyeth LLC
5.95%, 4/1/2037 2,148,000 2,344,219
21,193,778

See accompanying notes to the financial statements.
NOVEMBER 30, 2025 (UNAUDITED) :: INVESTMENT GRADE-INTEREST RATE HEDGED
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
45
IGHG
::
Investments
Principal
Amount Value
Corporate Bonds (continued)
Software — 1 .6%
Oracle Corp.
6.50%, 4/15/2038 $ 3,739,000 $ 3,913,497
6.13%, 7/8/2039 504,000 509,056
4,422,553
Specialty Retail — 1 .0%
Home Depot, Inc. (The)
5.88%, 12/16/2036 2,520,000 2,754,475
Technology Hardware, Storage & Peripherals — 3 .0%
Apple, Inc.
3.85%, 5/4/2043 400,000 344,165
4.45%, 5/6/2044 1,493,000 1,397,043
3.45%, 2/9/2045 5,557,000 4,429,378
4.38%, 5/13/2045 889,000 808,051
HP, Inc.
6.00%, 9/15/2041 1,187,000 1,219,314
8,197,951
Tobacco — 1 .6%
Altria Group, Inc.
5.38%, 1/31/2044 2,682,000 2,631,639
Philip Morris International, Inc.
6.38%, 5/16/2038 1,726,000 1,943,618
4,575,257
Wireless Telecommunication Services — 2 .4%
America Movil SAB de CV
6.13%, 3/30/2040 1,895,000 2,051,548
4.38%, 7/16/2042 1,395,000 1,228,879
Vodafone Group plc
6.15%, 2/27/2037 2,498,000 2,738,509
5.25%, 5/30/2048 446,000 419,248
4.88%, 6/19/2049 234,000 206,450
6,644,634
Total Corporate Bonds
(Cost $252,041,671) 260,982,342
Asset-Backed Securities - 0 .4%
United Airlines Pass-Through Trust
Series 2023-1, Class A,
5.80%, 1/15/2036
(Cost $1,142,912) 1,127,029 1,189,508
Shares
Securities Lending Reinvestments (b) — 0 .7%
Investment Companies — 0 .7%
Invesco Government & Agency Portfolio,
Institutional Class 3.91% (c)
(Cost $2,041,755) 2,041,755 2,041,755
Investments
Principal
Amount Value
Short-Term Investments — 1 .2%
Repurchase Agreements (d) — 1 .2%
Repurchase Agreements
with various counterparties,
rates 2.5% - 4.08%, dated
11/28/2025, due 12/1/2025,
total to be received $3,312,556
(Cost $3,311,487) $ 3,311,487
$ 3,311,487
Total Investments — 96.6%
(Cost $258,537,825) 267,525,092
Other assets less liabilities — 3.4% 9,299,616
Net Assets — 100.0% $ 276,824,708
(a) The security or a portion of this security is on loan at November
30, 2025. The total value of securities on loan at November 30,
2025 was $1,968,525, collateralized in the form of cash with a value of $2,041,755 that was reinvested in the securities shown in the Securities Lending Reinvestment section of the Schedule of Portfolio Investments.
(b) The security was purchased with cash collateral held from securities on loan at November 30, 2025. The total value of
securities purchased was $2,041,755.
(c) Rate shown is the 7-day yield as of November 30, 2025.
(d) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the
securities subject to repurchase.
As of November 30, 2025, the gross unrealized appreciation
(depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation $ 8,347,776
Aggregate gross unrealized depreciation (2,542,083)
Net unrealized appreciation $ 5,805,693
Federal income tax cost $ 260,002,031

See accompanying notes to the financial statements.
INVESTMENT GRADE-INTEREST RATE HEDGED :: NOVEMBER 30, 2025 (UNAUDITED)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
46
IGHG
::
Futures Contracts Sold
Investment Grade-Interest Rate Hedged had the following open short futures contracts as of November 30, 2025:
Number of
Contracts
A
Expiration Date
A
Trading
Currency
A
Notional Amount
A
Value and
Unrealized
Depreciation
A
U.S. Treasury 10 Year Note 584 3/20/2026 U.S. Dollar $ 66,192,750 $ (309,694)
U.S. Treasury Long Bond 1,483 3/20/2026 U.S. Dollar 174,159,813 (1,381,377)
U.S. Treasury Ultra Bond 24 3/20/2026 U.S. Dollar 2,902,500 (26,297)
$ (1,717,368)

NOVEMBER 30, 2025 (UNAUDITED) :: K-1 FREE CRUDE OIL ETF
CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
47
OILK
::
See accompanying notes to the financial statements.
Investments
Principal
Amount Value
Short-Term Investments — 84 .8%
Repurchase Agreements (a) — 84 .8%
Repurchase Agreements
with various counterparties,
rates 2.5% - 4.08%, dated
11/28/2025, due 12/1/2025,
total to be received
$50,227,591
(Cost $50,211,369) $ 50,211,369
$ 50,211,369
Total Investments — 84.8%
(Cost $50,211,369) 50,211,369
Other assets less liabilities — 15.2% 8,973,906
Net Assets — 100.0% $ 59,185,275
(a) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the
securities subject to repurchase.
As of November 30, 2025, the gross unrealized appreciation
(depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation $ —
Aggregate gross unrealized depreciation (2,631,660)
Net unrealized depreciation $ (2,631,660)
Federal income tax cost $ 50,211,369
Futures Contracts Purchased
K-1 Free Crude Oil ETF had the following open long futures contracts as of November 30, 2025:
Number of
Contracts
AAAAAA
Expiration Date
AAAAAA
Trading
Currency
AA
Notional Amount
AAAAAA
Value and
Unrealized
Depreciation
AAAAAA
WTI Crude Oil 336 1/20/2026 U.S. Dollar $ 19,585,440 $ (391,304)
WTI Crude Oil 340 5/19/2026 U.S. Dollar 19,740,400 (1,099,487)
WTI Crude Oil 342 11/20/2026 U.S. Dollar 19,853,100 (1,140,869)
$ (2,631,660)

LARGE CAP CORE PLUS :: NOVEMBER 30, 2025 (UNAUDITED)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
48
CSM
::
See accompanying notes to the financial statements.
Investments
Shares Value
Common Stocks (a) — 90 .8%
Aerospace & Defense — 2.5%
Axon Enterprise, Inc.* 384 $ 207,414
General Dynamics Corp. 3,979 1,359,346
General Electric Co. 7,607 2,270,309
Howmet Aerospace, Inc. 8,839 1,808,371
Huntington Ingalls Industries,
Inc. 4,417 1,385,259
Lockheed Martin Corp. 4,163 1,906,071
Northrop Grumman Corp. 3,177 1,818,038
RTX Corp. 947 165,640
Textron, Inc. 15,094 1,255,217
12,175,665
Air Freight & Logistics — 0.0%(b)
United Parcel Service, Inc.,
Class
a
B 2,488 238,325
Automobile Components — 0.0%(b)
Aptiv plc* 2,992 232,030
Automobiles — 1.7%
Ford Motor Co. 124,759 1,656,800
General Motors Co. 13,017 957,010
Tesla, Inc.* 13,225 5,688,998
8,302,808
Banks — 3.0%
Bank of America Corp. 14,287 766,498
Citigroup, Inc. 24,176 2,504,634
Citizens Financial Group, Inc. 14,180 767,138
Fifth Third Bancorp 11,664 506,917
Huntington Bancshares, Inc. 56,582 922,287
JPMorgan Chase & Co. 11,680 3,656,774
M&T Bank Corp. 6,792 1,291,974
PNC Financial Services Group,
Inc. (The) 2,879 549,083
Regions Financial Corp. 56,720 1,443,524
Truist Financial Corp. 36,814 1,711,851
Wells Fargo & Co. 7,618 654,005
14,774,685
Beverages — 0.5%
Coca-Cola Co. (The) 5,930 433,602
Keurig Dr Pepper, Inc. 43,245 1,206,536
Molson Coors Beverage Co.,
Class
a
B 20,144 936,897
2,577,035
Biotechnology — 1.3%
AbbVie, Inc. 4,531 1,031,709
Amgen, Inc. 2,806 969,361
Biogen, Inc.* 6,934 1,262,612
Gilead Sciences, Inc. 4,940 621,650
Incyte Corp.* 8,562 894,386
Vertex Pharmaceuticals, Inc.* 3,619 1,569,234
6,348,952
Investments
Shares Value
Common Stocks (a) (continued)
Broadline Retail — 2.5%
Amazon.com, Inc.* 50,965 $ 11,886,057
eBay, Inc. 2,003 165,829
12,051,886
Building Products — 0.9%
Allegion plc 7,918 1,314,625
Builders FirstSource, Inc.* 3,604 404,477
Johnson Controls International
plc 1,531 178,071
Lennox International, Inc. 1,162 579,687
Masco Corp. 2,740 177,744
Trane Technologies plc 4,182 1,762,629
4,417,233
Capital Markets — 3.3%
Ameriprise Financial, Inc. 2,750 1,253,285
Bank of New York Mellon Corp.
(The) 16,298 1,827,006
Blackstone, Inc. 9,563 1,400,214
Cboe Global Markets, Inc. 2,074 535,444
Charles Schwab Corp. (The) 23,682 2,196,032
Coinbase Global, Inc., Class
a
A* 636 173,513
FactSet Research Systems, Inc. 5,012 1,389,677
Goldman Sachs Group, Inc.
(The) 2,776 2,293,087
Interactive Brokers Group, Inc.,
Class
a
A 21,705 1,411,259
Invesco Ltd. 52,257 1,277,684
Morgan Stanley 1,207 204,780
Robinhood Markets, Inc.,
Class
a
A* 7,091 911,123
T. Rowe Price Group, Inc. 11,218 1,148,499
16,021,603
Chemicals — 1.0%
Albemarle Corp. 2,358 306,517
CF Industries Holdings, Inc. 8,777 690,750
Corteva, Inc. 4,209 283,981
DuPont de Nemours, Inc. 16,574 659,148
Linde plc 1,469 602,760
LyondellBasell Industries NV,
Class
a
A 19,610 960,694
Mosaic Co. (The) 54,647 1,338,305
4,842,155
Commercial Services & Supplies — 1.2%
Cintas Corp. 8,362 1,555,499
Copart, Inc.* 28,324 1,104,070
Republic Services, Inc., Class
a
A 6,206 1,347,074
Rollins, Inc. 20,480 1,259,111
Veralto Corp. 3,982 403,058
5,668,812
Communications Equipment — 1.0%
Arista Networks, Inc.* 12,619 1,649,051
Cisco Systems, Inc. 5,201 400,165
F5, Inc.* 6,029 1,441,896

See accompanying notes to the financial statements.
NOVEMBER 30, 2025 (UNAUDITED) :: LARGE CAP CORE PLUS
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
49
CSM
::
Investments
Shares Value
Common Stocks (a) (continued)
Motorola Solutions, Inc. 3,277 $ 1,211,441
4,702,553
Consumer Finance — 0.3%
Synchrony Financial 18,514 1,432,243
Consumer Staples Distribution & Retail — 1.8%
Costco Wholesale Corp. 1,270 1,160,259
Dollar General Corp. 14,326 1,568,554
Dollar Tree, Inc.* 13,942 1,544,913
Kroger Co. (The) 21,025 1,414,562
Target Corp. 16,801 1,522,507
Walmart, Inc. 12,587 1,390,989
8,601,784
Containers & Packaging — 0.5%
International Paper Co. 30,720 1,212,826
Packaging Corp. of America 6,451 1,316,455
2,529,281
Distributors — 0.2%
LKQ Corp. 28,872 857,210
Diversified Telecommunication Services — 0.7%
AT&T, Inc. 84,662 2,202,905
Verizon Communications, Inc. 32,454 1,334,184
3,537,089
Electric Utilities — 2.2%
American Electric Power Co.,
Inc. 4,270 528,498
Constellation Energy Corp. 4,436 1,616,301
Edison International 25,695 1,513,179
Entergy Corp. 1,849 180,314
Exelon Corp. 35,737 1,683,927
FirstEnergy Corp. 27,533 1,313,875
NRG Energy, Inc. 8,269 1,401,513
PG&E Corp. 52,079 839,514
Pinnacle West Capital Corp. 15,120 1,373,803
Xcel Energy, Inc. 3,229 265,133
10,716,057
Electrical Equipment — 0.8%
AMETEK, Inc. 2,868 567,549
Eaton Corp. plc 2,382 823,910
GE Vernova, Inc. 3,243 1,945,054
Hubbell, Inc., Class
a
B 1,558 672,168
4,008,681
Electronic Equipment, Instruments & Components — 1.2%
Amphenol Corp., Class
a
A 16,555 2,332,600
Jabil, Inc. 7,060 1,487,613
Ralliant Corp. 1 49
TE Connectivity plc 3,629 820,698
Trimble, Inc.* 2,188 178,147
Zebra Technologies Corp.,
Class
a
A* 4,028 1,018,077
5,837,184
Investments
Shares Value
Common Stocks (a) (continued)
Entertainment — 1.1%
Live Nation Entertainment, Inc.* 10,488 $ 1,378,648
Netflix, Inc.* 17,073 1,836,713
Take-Two Interactive Software,
Inc.* 6,327 1,556,885
Walt Disney Co. (The) 3,867 403,985
5,176,231
Financial Services — 2.4%
Apollo Global Management, Inc. 12,888 1,699,283
Berkshire Hathaway, Inc.,
Class
a
B* 7,925 4,071,944
Fiserv, Inc.* 6,684 410,865
Global Payments, Inc. 11,143 844,194
Jack Henry & Associates, Inc. 2,872 501,106
Mastercard, Inc., Class
a
A 2,720 1,497,442
PayPal Holdings, Inc. 4,511 282,795
Visa, Inc., Class
a
A 6,748 2,256,801
11,564,430
Food Products — 1.3%
Archer-Daniels-Midland Co. 26,029 1,581,001
Campbell's Co. (The) 28,066 855,452
Conagra Brands, Inc. 14,111 251,881
General Mills, Inc. 20,165 954,813
Kraft Heinz Co. (The) 39,826 1,015,961
Lamb Weston Holdings, Inc. 6,078 358,967
Tyson Foods, Inc., Class
a
A 26,121 1,516,324
6,534,399
Gas Utilities — 0.3%
Atmos Energy Corp. 8,511 1,501,085
Ground Transportation — 1.1%
Norfolk Southern Corp. 2,713 792,440
Uber Technologies, Inc.* 26,620 2,330,315
Union Pacific Corp. 9,155 2,122,404
5,245,159
Health Care Equipment & Supplies — 2.6%
Abbott Laboratories 2,130 274,557
Baxter International, Inc. 54,704 1,025,153
Becton Dickinson & Co. 7,554 1,465,627
Boston Scientific Corp.* 20,226 2,054,557
Dexcom, Inc.* 3,871 245,692
GE HealthCare Technologies,
Inc. 18,067 1,445,179
IDEXX Laboratories, Inc.* 1,566 1,179,010
Insulet Corp.* 1,955 639,657
Medtronic plc 15,678 1,651,364
ResMed, Inc. 5,155 1,318,804
STERIS plc 4,219 1,123,435
12,423,035
Health Care Providers & Services — 1.8%
Cardinal Health, Inc. 3,554 754,372
Centene Corp.* 30,513 1,200,381
Cigna Group (The) 3,435 952,457

See accompanying notes to the financial statements.
LARGE CAP CORE PLUS :: NOVEMBER 30, 2025 (UNAUDITED)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
50
CSM
::
Investments
Shares Value
Common Stocks (a) (continued)
CVS Health Corp. 21,250 $ 1,707,650
Elevance Health, Inc. 868 293,610
Humana, Inc. 910 223,651
Quest Diagnostics, Inc. 6,672 1,262,209
UnitedHealth Group, Inc. 2,671 880,815
Universal Health Services, Inc.,
Class
a
B 6,384 1,555,334
8,830,479
Health Care REITs — 0.3%
Ventas, Inc., REIT 20,466 1,650,174
Hotel & Resort REITs — 0.3%
Host Hotels & Resorts, Inc.,
REIT 68,828 1,213,438
Hotels, Restaurants & Leisure — 1.9%
Airbnb, Inc., Class
a
A* 1,385 162,031
Booking Holdings, Inc. 457 2,246,013
Carnival Corp.* 56,971 1,468,712
Chipotle Mexican Grill, Inc.,
Class
a
A* 5,692 196,488
Darden Restaurants, Inc. 1,048 188,200
Domino's Pizza, Inc. 415 174,146
Hilton Worldwide Holdings, Inc. 3,449 983,069
McDonald's Corp. 553 172,436
MGM Resorts International* 18,101 638,784
Norwegian Cruise Line Holdings
Ltd.* 74,719 1,379,313
Royal Caribbean Cruises Ltd. 6,618 1,762,043
9,371,235
Household Durables — 0.7%
Mohawk Industries, Inc.* 5,239 607,200
NVR, Inc.* 203 1,523,980
PulteGroup, Inc. 10,578 1,345,416
3,476,596
Household Products — 0.4%
Church & Dwight Co., Inc. 5,004 426,141
Clorox Co. (The) 1,616 174,431
Kimberly-Clark Corp. 5,904 644,244
Procter & Gamble Co. (The) 5,587 827,770
2,072,586
Independent Power and Renewable Electricity Producers — 0.3%
AES Corp. (The) 96,291 1,353,851
Industrial Conglomerates — 0.3%
3M Co. 9,426 1,621,743
Industrial REITs — 0.2%
Prologis, Inc., REIT 8,419 1,082,094
Insurance — 3.1%
Allstate Corp. (The) 7,789 1,658,901
American International Group,
Inc. 10,721 816,511
Arch Capital Group Ltd.* 13,306 1,249,700
Investments
Shares Value
Common Stocks (a) (continued)
Assurant, Inc. 6,312 $ 1,440,146
Brown & Brown, Inc. 11,237 903,792
Cincinnati Financial Corp. 8,890 1,489,875
Erie Indemnity Co., Class
a
A 2,067 610,778
Hartford Insurance Group, Inc.
(The) 10,260 1,405,928
Marsh & McLennan Cos., Inc. 10,318 1,892,837
MetLife, Inc. 17,008 1,302,132
Principal Financial Group, Inc. 4,873 413,328
Progressive Corp. (The) 8,141 1,862,579
15,046,507
Interactive Media & Services — 5.2%
Alphabet, Inc., Class
a
A 29,155 9,334,848
Alphabet, Inc., Class
a
C 22,493 7,200,459
Meta Platforms, Inc., Class
a
A 13,538 8,771,947
25,307,254
IT Services — 1.3%
Accenture plc, Class
a
A 7,624 1,906,000
Akamai Technologies, Inc.* 8,175 731,826
Cognizant Technology Solutions
Corp., Class
a
A 20,417 1,586,605
Gartner, Inc.* 3,364 782,937
GoDaddy, Inc., Class
a
A* 7,371 942,456
International Business
Machines Corp. 1,086 335,118
6,284,942
Life Sciences Tools & Services — 0.7%
Charles River Laboratories
International, Inc.* 3,967 706,681
Danaher Corp. 2,456 556,972
IQVIA Holdings, Inc.* 1,806 415,398
Revvity, Inc. 10,282 1,073,544
Waters Corp.* 521 210,182
West Pharmaceutical Services,
Inc. 1,049 290,835
3,253,612
Machinery — 1.1%
Caterpillar, Inc. 332 191,152
IDEX Corp. 1,001 174,104
Illinois Tool Works, Inc. 1,238 308,609
Otis Worldwide Corp. 12,882 1,144,566
Pentair plc 12,115 1,274,982
Snap-on, Inc. 2,803 953,160
Stanley Black & Decker, Inc. 17,661 1,263,115
Xylem, Inc. 1,142 160,645
5,470,333
Media — 0.7%
Charter Communications, Inc.,
Class
a
A* 1,692 338,603
Comcast Corp., Class
a
A 12,842 342,753
Fox Corp., Class
a
A 21,647 1,417,879
Fox Corp., Class
a
B 9,101 530,224
News Corp., Class
a
A 6,324 162,400
Omnicom Group, Inc. 8,530 610,919
3,402,778

See accompanying notes to the financial statements.
NOVEMBER 30, 2025 (UNAUDITED) :: LARGE CAP CORE PLUS
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
51
CSM
::
Investments
Shares Value
Common Stocks (a) (continued)
Metals & Mining — 0.7%
Freeport-McMoRan, Inc. 26,692 $ 1,147,222
Newmont Corp. 21,472 1,948,155
Nucor Corp. 1,349 215,152
3,310,529
Multi-Utilities — 0.9%
Consolidated Edison, Inc. 15,348 1,540,325
DTE Energy Co. 9,993 1,369,341
WEC Energy Group, Inc. 11,330 1,269,753
4,179,419
Oil, Gas & Consumable Fuels — 2.6%
APA Corp. 46,313 1,156,436
Chevron Corp. 2,506 378,732
Coterra Energy, Inc. 55,143 1,480,038
Devon Energy Corp. 30,445 1,128,292
EQT Corp. 25,988 1,581,630
Expand Energy Corp. 12,823 1,563,508
Exxon Mobil Corp. 13,442 1,558,197
ONEOK, Inc. 23,308 1,697,288
Phillips 66 2,688 368,148
Targa Resources Corp. 8,165 1,431,406
Texas Pacific Land Corp. 387 334,480
12,678,155
Passenger Airlines — 0.4%
Southwest Airlines Co.(c) 43,993 1,531,396
United Airlines Holdings, Inc.* 1,787 182,203
1,713,599
Pharmaceuticals — 2.1%
Bristol-Myers Squibb Co. 10,710 526,932
Eli Lilly & Co. 3,781 4,066,352
Johnson & Johnson 6,992 1,446,785
Merck & Co., Inc. 19,385 2,032,129
Pfizer, Inc. 83,420 2,147,231
10,219,429
Professional Services — 1.1%
Automatic Data Processing, Inc. 7,672 1,958,662
Leidos Holdings, Inc. 7,476 1,428,663
Paychex, Inc. 10,165 1,135,329
Paycom Software, Inc. 5,223 841,791
5,364,445
Real Estate Management & Development — 0.3%
CBRE Group, Inc., Class
a
A* 9,542 1,544,182
Residential REITs — 1.7%
AvalonBay Communities, Inc.,
REIT 6,805 1,238,102
Camden Property Trust, REIT 13,458 1,431,124
Equity Residential, REIT 20,071 1,239,384
Essex Property Trust, Inc., REIT 5,143 1,355,798
Invitation Homes, Inc., REIT 50,403 1,421,364
Investments
Shares Value
Common Stocks (a) (continued)
Mid-America Apartment
Communities, Inc., REIT 10,419 $ 1,415,838
8,101,610
Retail REITs — 0.5%
Federal Realty Investment Trust,
REIT 14,047 1,386,860
Kimco Realty Corp., REIT 55,431 1,145,205
2,532,065
Semiconductors & Semiconductor Equipment — 9.4%
Advanced Micro Devices, Inc.* 11,703 2,545,753
Analog Devices, Inc. 2,551 676,882
Broadcom, Inc. 23,557 9,492,528
Intel Corp.* 7,021 284,772
Lam Research Corp. 8,949 1,396,044
Microchip Technology, Inc. 4,522 242,289
Micron Technology, Inc. 9,937 2,349,902
Monolithic Power Systems, Inc. 1,387 1,287,372
NVIDIA Corp. 134,856 23,869,512
Qnity Electronics, Inc. 7,032 570,225
QUALCOMM, Inc. 11,667 1,961,106
Skyworks Solutions, Inc. 18,723 1,234,782
45,911,167
Software — 8.3%
Adobe, Inc.* 6,077 1,945,430
AppLovin Corp., Class
a
A* 1,985 1,189,968
Autodesk, Inc.* 2,891 876,956
Fortinet, Inc.* 13,243 1,074,405
Gen Digital, Inc. 51,833 1,366,836
Intuit, Inc. 3,545 2,247,814
Microsoft Corp. 40,539 19,945,592
Oracle Corp. 7,413 1,497,055
Palantir Technologies, Inc.,
Class
a
A* 14,535 2,448,421
PTC, Inc.* 8,321 1,459,753
Salesforce, Inc. 8,660 1,996,476
ServiceNow, Inc.* 2,369 1,924,599
Tyler Technologies, Inc.* 2,825 1,326,677
Workday, Inc., Class
a
A* 4,269 920,482
40,220,464
Specialized REITs — 1.5%
Digital Realty Trust, Inc., REIT 9,430 1,509,932
Equinix, Inc., REIT 2,134 1,607,564
SBA Communications Corp.,
Class
a
A, REIT 7,320 1,422,056
VICI Properties, Inc., Class
a
A,
REIT 47,621 1,372,437
Weyerhaeuser Co., REIT 63,876 1,418,686
7,330,675
Specialty Retail — 1.0%
AutoZone, Inc.* 364 1,439,376
Best Buy Co., Inc. 2,667 211,440
Home Depot, Inc. (The) 2,691 960,472
Lowe's Cos., Inc. 8,775 2,127,762
Williams-Sonoma, Inc. 958 172,449
4,911,499

See accompanying notes to the financial statements.
LARGE CAP CORE PLUS :: NOVEMBER 30, 2025 (UNAUDITED)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
52
CSM
::
Investments
Shares Value
Common Stocks (a) (continued)
Technology Hardware, Storage & Peripherals — 5.3%
Apple, Inc. 81,332 $ 22,679,428
Dell Technologies, Inc., Class
a
C 9,418 1,255,890
HP, Inc. 15,266 372,796
Western Digital Corp. 9,999 1,633,137
25,941,251
Textiles, Apparel & Luxury Goods — 0.4%
Deckers Outdoor Corp.* 12,229 1,076,519
Ralph Lauren Corp., Class
a
A 2,618 961,670
2,038,189
Tobacco — 0.1%
Philip Morris International, Inc. 2,656 418,267
Trading Companies & Distributors — 0.4%
United Rentals, Inc. 842 686,381
WW Grainger, Inc. 1,138 1,079,541
1,765,922
Wireless Telecommunication Services — 0.4%
T-Mobile US, Inc. 9,215 1,926,027
Total Common Stocks
(Cost $336,812,524)
441,862,126
Securities Lending Reinvestments (d) — 0 .1%
Investment Companies — 0 .1%
Invesco Government & Agency Portfolio,
Institutional Class 3.91% (e)
(Cost $489,600) 489,600 489,600
Principal
Amount
Short-Term Investments — 7 .4%
Repurchase Agreements (f) — 7 .4%
Repurchase Agreements
with various counterparties,
rates 2.5% - 4.08%, dated
11/28/2025, due 12/1/2025,
total to be received
$36,170,621
(Cost $36,158,939) $ 36,158,939
36,158,939
Total Investments — 98.3%
(Cost $373,461,063) 478,510,665
Other assets less liabilities — 1.7% 8,468,791
Net Assets — 100.0% $ 486,979,456
* Non-income producing security.
(a) All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $10,139,279.
(b) Represents less than 0.05% of net assets.
(c) The security or a portion of this security is on loan at November
30, 2025. The total value of securities on loan at November 30,
2025 was $473,416, collateralized in the form of cash with a value of $489,600 that was reinvested in the securities shown in the Securities Lending Reinvestment section of the Schedule of
Portfolio Investments.
(d) The security was purchased with cash collateral held from securities on loan at November 30, 2025. The total value of
securities purchased was $489,600.
(e) Rate shown is the 7-day yield as of November 30, 2025.
(f) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the
securities subject to repurchase.
Abbreviations
REIT Real Estate Investment Trust
As of November 30, 2025, the gross unrealized appreciation
(depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation $ 129,185,435
Aggregate gross unrealized depreciation (16,906,261)
Net unrealized appreciation $ 112,279,174
Federal income tax cost $ 374,885,191

See accompanying notes to the financial statements.
NOVEMBER 30, 2025 (UNAUDITED) :: LARGE CAP CORE PLUS
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
53
CSM
::
Swap Agreements
a
Large Cap Core Plus had the following open non-exchange traded total return swap agreements as of November 30, 2025:
Notional
Amount
($)
A
Termination
Date
b
A
Counterparty
A
Rate Paid
(Received)
c
A
Reference
Instrument
A
Value and
Unrealized
Appreciation /
(Depreciation)
d
($)
A
Financial
Instruments for
the Benefit of
(the Fund)/the
Counterparty
($)
A
Cash Collateral
for the
Benefit of
(the Fund)/the
Counterparty
($)
A
Net
Amount
e
($)
A
(57,331,875) 11/15/2027
Goldman Sachs
International (4.14)%
UBS 130/30 Large
Cap Index (short
portion)
f
(1,322,485) 1,322,485 — —
(52,526,844) 11/15/2027
Societe
Generale (3.89)%
UBS 130/30 Large
Cap Index (short
portion)
f
(1,228,960)
70,867,526 11/15/2027
Societe
Generale 4.94%
UBS 130/30 Large
Cap Index (long
portion)
g
1,532,584
18,340,682 303,624 — — 303,624
(35,747,883) 4/15/2027 UBS AG (4.29)%
UBS 130/30 Large
Cap Index (short
portion)
f
(46,604)
119,851,064 11/6/2026 UBS AG 4.69%
UBS 130/30 Large
Cap Index (long
portion)
g
9,719,165
84,103,181 9,672,561 (9,280,696) — 391,865
45,111,988 8,653,700
Total Unrealized
Appreciation
11,251,749
Total Unrealized
Depreciation
(2,598,049)
a The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.
b Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
c Reflects the floating financing rate, as of November 30, 2025, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).
d The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statement of
Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statement of
Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statement of Assets and Liabilities.
e Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.
f Certain underlying short component disclosures related to this index may be found on the website at www.proshares.com/globalassets/proshares/documents/
resources/Large_Cap_Short_November.pdf
g See the Common Stocks section of the preceding Schedule of Portfolio Investments for the representative long components of the underlying reference instrument and their relative weightings.

LONG ONLINE/SHORT STORES ETF :: NOVEMBER 30, 2025 (UNAUDITED)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
54
CLIX
::
See accompanying notes to the financial statements.
Investments
Shares Value
Common Stocks — 85 .7%
Broadline Retail — 54.2%
Alibaba Group Holding Ltd.,
ADR 4,900 $ 770,770
Amazon.com, Inc.* 6,607 1,540,885
Coupang, Inc.* 10,190 286,951
eBay, Inc. 6,242 516,775
Etsy, Inc.* 5,051 273,865
Global-e Online Ltd.* 2,735 110,549
JD.com, Inc., ADR 4,169 124,361
MercadoLibre, Inc.* 71 147,096
Ozon Holdings plc, ADR*‡ 3,471 —
PDD Holdings, Inc., ADR* 1,442 167,387
Sea Ltd., ADR* 982 136,508
4,075,147
Distributors — 3.7%
GigaCloud Technology, Inc.,
Class
a
A* 7,511 278,658
Personal Care Products — 1.4%
Oddity Tech Ltd., Class
a
A* 2,482 107,371
Specialty Retail — 22.9%
Bed Bath & Beyond, Inc.* 46,380 279,208
Buckle, Inc. (The) 4,871 275,114
Carvana Co., Class
a
A* 872 326,564
Chewy, Inc., Class
a
A* 8,187 284,662
Revolve Group, Inc., Class
a
A* 11,364 274,668
Wayfair, Inc., Class
a
A* 2,531 280,435
1,720,651
Textiles, Apparel & Luxury Goods — 3.5%
Figs, Inc., Class
a
A* 27,247 266,748
Total Common Stocks
(Cost $5,173,147)
6,448,575
Principal
Amount
Short-Term Investments — 7 .0%
Repurchase Agreements (a) — 7 .0%
Repurchase Agreements
with various counterparties,
rates 2.5% - 4.08%, dated
11/28/2025, due 12/1/2025,
total to be received $525,159
(Cost $524,989) $ 524,989
524,989
Total Investments — 92.7%
(Cost $5,698,136) 6,973,564
Other assets less liabilities — 7.3% 546,601
Net Assets — 100.0% $ 7,520,165
* Non-income producing security.
‡ Value determined using significant unobservable inputs and is reported as a Level 3 security in the valuation hierarchy table located in Note 2 in Notes to the Financial Statements.
(a) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the
securities subject to repurchase.
Abbreviations
ADR American Depositary Receipt
As of November 30, 2025, the gross unrealized appreciation
(depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation $ 2,001,466
Aggregate gross unrealized depreciation (948,128)
Net unrealized appreciation $ 1,053,338
Federal income tax cost $ 5,802,455

See accompanying notes to the financial statements.
NOVEMBER 30, 2025 (UNAUDITED) :: LONG ONLINE/SHORT STORES ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
55
CLIX
::
Swap Agreements
a
Long Online/Short Stores ETF had the following open non-exchange traded total return swap agreements as of November 30, 2025:
Notional
Amount
($)
A
Termination
Date
b
A
Counterparty
A
Rate Paid
(Received)
c
A
Reference
Instrument
A
Value and
Unrealized
Appreciation /
(Depreciation)
d
($)
A
Financial
Instruments for
the Benefit of
(the Fund)/the
Counterparty
($)
A
Cash Collateral
for the
Benefit of
(the Fund)/the
Counterparty
($)
A
Net
Amount
e
($)
A
(2,696,529) 4/15/2027 BNP Paribas (4.24)%
Solactive-ProShares
Bricks and Mortar
Retail Store Index (263,744)
126,925 4/15/2027 BNP Paribas 4.69%
ProShares Online
Retail Index 9,204
(2,569,604) (254,540) — 254,540 —
(147,880) 11/6/2026
Goldman Sachs
International (3.64)%
Solactive-ProShares
Bricks and Mortar
Retail Store Index (3,155)
19,159 11/6/2026
Goldman Sachs
International 4.64%
ProShares Online
Retail Index 3,672
(128,721) 517 — — 517
(912,840) 3/8/2027
Societe
Generale (3.64)%
Solactive-ProShares
Bricks and Mortar
Retail Store Index (194,055)
852,556 11/6/2026
Societe
Generale 3.64%
ProShares Online
Retail Index 306,359
(60,284) 112,304 — — 112,304
76,634 1/26/2026 UBS AG 4.69%
ProShares Online
Retail Index 23,948 — — 23,948
(2,681,975) (117,771)
Total Unrealized
Appreciation
343,183
Total Unrealized
Depreciation
(460,954)
a The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.
b Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
c Reflects the floating financing rate, as of November 30, 2025, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).
d The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statement of
Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statement of
Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statement of Assets and Liabilities.
e Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

MERGER ETF :: NOVEMBER 30, 2025 (UNAUDITED)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
56
MRGR
::
See accompanying notes to the financial statements.
Investments
Shares Value
Common Stocks — 90 .8%
Banks — 2.3%
Cadence Bank 7,241 $ 288,481
Biotechnology — 11.4%
Akero Therapeutics, Inc.* 4,995 271,528
Avidity Biosciences, Inc.* 3,918 280,921
Cidara Therapeutics, Inc.* 1,300 285,844
Exact Sciences Corp.* 2,795 283,105
Merus NV* 2,879 276,787
Verve Therapeutics, Inc.*‡ 26,450 16,664
1,414,849
Capital Markets — 2.2%
JTC plc(a) 16,150 272,353
Chemicals — 2.4%
Axalta Coating Systems Ltd.* 10,050 302,807
Commercial Services & Supplies — 2.1%
Steelcase, Inc., Class
a
A 15,882 258,718
Consumer Finance — 2.4%
Green Dot Corp., Class
a
A* 24,000 301,680
Electric Utilities — 2.1%
TXNM Energy, Inc. 4,561 266,591
Entertainment — 2.2%
Electronic Arts, Inc. 1,335 269,710
Food Products — 4.5%
JDE Peet's NV 7,302 267,912
TreeHouse Foods, Inc.* 12,000 286,680
554,592
Ground Transportation — 2.2%
Norfolk Southern Corp. 943 275,441
Health Care Equipment & Supplies — 2.3%
Hologic, Inc.* 3,743 280,613
Insurance — 4.4%
Aspen Insurance Holdings Ltd.,
Class
a
A(b) 7,263 269,094
Brighthouse Financial, Inc.* 4,275 280,226
549,320
Machinery — 6.6%
Chart Industries, Inc.* 1,323 269,826
Hillenbrand, Inc. 8,795 280,033
REV Group, Inc. 5,140 273,808
823,667
Media — 2.1%
Integral Ad Science Holding
Corp.* 26,006 267,342
Investments
Shares Value
Common Stocks (continued)
Metals & Mining — 4.8%
New Gold, Inc.* 38,200 $ 312,171
Teck Resources Ltd., Class
a
B 6,811 289,947
602,118
Multi-Utilities — 2.5%
Northwestern Energy Group,
Inc. 4,559 314,981
Oil, Gas & Consumable Fuels — 4.9%
Civitas Resources, Inc. 10,650 312,790
NuVista Energy Ltd.* 22,350 296,998
609,788
Personal Care Products — 2.4%
Kenvue, Inc. 17,500 303,625
Pharmaceuticals — 2.6%
Avadel Pharmaceuticals plc,
ADR* 14,874 319,642
Professional Services — 4.3%
CSG Systems International, Inc. 3,492 275,065
Dayforce, Inc.* 3,855 266,380
541,445
Real Estate Management & Development — 3.0%
Anywhere Real Estate, Inc.* 25,793 367,550
Semiconductors & Semiconductor Equipment — 1.9%
Qorvo, Inc.* 2,816 241,866
Software — 6.6%
Jamf Holding Corp.* 21,382 276,470
PROS Holdings, Inc.* 11,530 267,957
SEMrush Holdings, Inc.,
Class
a
A* 24,000 283,920
828,347
Specialty Retail — 4.3%
Guess?, Inc.(b) 15,798 269,514
ODP Corp. (The)* 9,589 268,204
537,718
Trading Companies & Distributors — 2.1%
Air Lease Corp., Class
a
A 4,151 265,373
Water Utilities — 2.2%
Essential Utilities, Inc. 6,766 267,866
Total Common Stocks
(Cost $10,968,047)
11,326,483

See accompanying notes to the financial statements.
NOVEMBER 30, 2025 (UNAUDITED) :: MERGER ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
57
MRGR
::
Investments
Shares Value
Securities Lending Reinvestments (c) — 4 .4%
Investment Companies — 4 .4%
Invesco Government & Agency Portfolio,
Institutional Class 3.91% (d)
(Cost $550,588) 550,588 $ 550,588
Principal
Amount
Short-Term Investments — 6 .2%
Repurchase Agreements (e) — 6 .2%
Repurchase Agreements
with various counterparties,
rates 2.5% - 4.08%, dated
11/28/2025, due 12/1/2025,
total to be received $773,161
(Cost $772,912) $ 772,912
772,912
Total Investments — 101.4%
(Cost $12,291,547) 12,649,983
Liabilities in excess of other assets — (1.4%) (180,146)
Net Assets — 100.0% $ 12,469,837
* Non-income producing security.
‡ Value determined using significant unobservable inputs and is reported as a Level 3 security in the valuation hierarchy table located in Note 2 in Notes to the Financial Statements.
(a) Security exempt from registration pursuant to Regulation
S under the Securities Act of 1933. Regulation S applies to
securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.
(b) The security or a portion of this security is on loan at November
30, 2025. The total value of securities on loan at November 30,
2025 was $538,554, collateralized in the form of cash with a value of $550,588 that was reinvested in the securities shown in the Securities Lending Reinvestment section of the Schedule of
Portfolio Investments.
(c) The security was purchased with cash collateral held from securities on loan at November 30, 2025. The total value of
securities purchased was $550,588.
(d) Rate shown is the 7-day yield as of November 30, 2025.
(e) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the
securities subject to repurchase.
As of November 30, 2025, the gross unrealized appreciation
(depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation $ 741,020
Aggregate gross unrealized depreciation (49,896)
Net unrealized appreciation $ 691,124
Federal income tax cost $ 12,291,547

See accompanying notes to the financial statements.
MERGER ETF :: NOVEMBER 30, 2025 (UNAUDITED)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
58
MRGR
::
Forward Currency Contracts
Merger ETF had the following open forward currency contracts as of November 30, 2025:
Currency
A
Counterparty
A
Delivery Date
A
Foreign
Currency
to Receive
(Pay)
A
U.S. Dollars
to Receive
(Pay)
A
Market
Value
A
Net Unrealized
Appreciation /
(Depreciation)
a
A
a
AAA
U.S. Dollar vs. Canadian Dollar Goldman Sachs International 01/13/26 596,000 $ (426,778) $ 427,450 $ 672
U.S. Dollar vs. Euro Goldman Sachs International 01/13/26 12,000 (13,819) 13,957 138
U.S. Dollar vs. British Pound Goldman Sachs International 01/13/26 209,000 (276,423) 276,653 230
U.S. Dollar vs. Canadian Dollar Goldman Sachs International 01/13/26 (823,000) 590,461 (590,253) 208
U.S. Dollar vs. Euro Goldman Sachs International 01/13/26 (243,000) 282,791 (282,626) 165
U.S. Dollar vs. British Pound Goldman Sachs International 01/13/26 (266,000) 354,542 (352,105) 2,437
Total Unrealized Appreciation $ 3,850
U.S. Dollar vs. Euro Goldman Sachs International 01/13/26 67,000 $ (78,271) $ 77,926 $ (345)
U.S. Dollar vs. British Pound Goldman Sachs International 01/13/26 57,000 (76,176) 75,451 (725)
U.S. Dollar vs. Canadian Dollar Goldman Sachs International 01/13/26 (943,000) 672,004 (676,318) (4,314)
U.S. Dollar vs. Euro Goldman Sachs International 01/13/26 (67,000) 77,845 (77,926) (81)
U.S. Dollar vs. British Pound Goldman Sachs International 01/13/26 (209,000) 275,835 (276,653) (818)
Total Unrealized Depreciation $ (6,283)
Total Net Unrealized Depreciation $ (2,433)
b
a
The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on forward currency contracts) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on forward currency contracts) are disclosed as a liability on its Statements of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statements of Assets and Liabilities.
b
The Net Amount of the Fund's uncollateralized exposure to the counterparty under these contracts is equal to the net unrealized appreciation, if any. Neither the Fund nor the counterparty has posted Financial Instruments or cash as collateral pursuant to these contracts.

See accompanying notes to the financial statements.
NOVEMBER 30, 2025 (UNAUDITED) :: MERGER ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
59
MRGR
::
Swap Agreements
a
Merger ETF had the following open non-exchange traded total return swap agreements as of November 30, 2025:
Notional
Amount
($)
A
Termination
Date
b
A
Counterparty
A
Rate Paid
(Received)
c
A
Reference
Instrument
A
Value and
Unrealized
Appreciation /
(Depreciation)
d
($)
A
Financial
Instruments for
the Benefit of
(the Fund)/the
Counterparty
($)
A
Cash Collateral
for the
Benefit of
(the Fund)/the
Counterparty
($)
A
Net
Amount
e
($)
A
(7,657) 11/6/2026 Citibank NA (3.19)%
S&P Merger Arbitrage
Index (short exposure
to Acquirers)
f
(261)
9,544 11/6/2026 Citibank NA 4.54%
S&P Merger Arbitrage
Index (long exposure
to Targets)
g
153
1,887 (108) — 108 —
(4,897,883) 11/6/2026
Societe
Generale (2.89)%
S&P Merger Arbitrage
Index (short exposure
to Acquirers)
f
280,530
3,521,599 11/6/2026
Societe
Generale 4.89%
S&P Merger Arbitrage
Index (long exposure
to Targets)
g
54,699
(1,376,284) 335,229 (335,229) — —
(1,374,397) 335,121
Total Unrealized
Appreciation
335,382
Total Unrealized
Depreciation
(261)
a The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.
b Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
c Reflects the floating financing rate, as of November 30, 2025, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).
d The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statement of
Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statement of
Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statement of Assets and Liabilities.
e Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.
f Certain underlying short component disclosures related to this index may be found on the website at www.proshares.com/globalassets/proshares/documents/
resources/Merger_Acquirers_November.pdf
g See the Common Stocks section of the preceding Schedule of Portfolio Investments for the representative long components of the underlying reference instrument and their relative weightings.
Merger ETF invested, as a percentage of net assets, in the following countries as of November 30, 2025:
United States 74 .9%
Canada 7 .2%
Netherlands 4 .4%
United Kingdom 4 .3%
Other
a
9 .2%
100 .0%
a Includes any non-equity securities and net other assets (liabilities).

METAVERSE ETF :: NOVEMBER 30, 2025 (UNAUDITED)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
60
VERS
::
See accompanying notes to the financial statements.
Investments
Shares Value
Common Stocks — 99 .9%
Broadline Retail — 4.4%
Amazon.com, Inc.* 1,139 $ 265,638
Communications Equipment — 2.4%
Nokia OYJ, ADR(a) 21,444 130,380
Telefonaktiebolaget LM
Ericsson, ADR 1,322 12,691
143,071
Electronic Equipment, Instruments & Components — 4.9%
Coherent Corp.* 511 83,937
MicroVision, Inc.(a) 16,053 15,120
Vuzix Corp.(a) 73,341 197,287
296,344
Entertainment — 8.5%
Electronic Arts, Inc. 896 181,019
ROBLOX Corp., Class
a
A* 2,073 196,997
Take-Two Interactive Software,
Inc.* 560 137,799
515,815
Hotels, Restaurants & Leisure — 1.5%
Genius Sports Ltd.* 9,070 91,335
Interactive Media & Services — 13.6%
Alphabet, Inc., Class
a
A 998 319,540
Meta Platforms, Inc., Class
a
A 346 224,191
Pinterest, Inc., Class
a
A* 3,521 91,968
Snap, Inc., Class
a
A* 25,044 192,338
828,037
IT Services — 1.3%
Accenture plc, Class
a
A 37 9,250
Globant SA* 626 39,832
Kingsoft Cloud Holdings Ltd.,
ADR(a) 2,636 32,581
81,663
Media — 3.1%
Stagwell, Inc., Class
a
A* 35,252 188,951
Real Estate Management & Development — 4.6%
eXp World Holdings, Inc. 24,390 276,827
Semiconductors & Semiconductor Equipment — 34.4%
Ambarella, Inc.* 2,307 171,133
Amkor Technology, Inc. 3,761 136,863
ARM Holdings plc, ADR* 1,262 171,077
CEVA, Inc.* 5,088 109,850
Cirrus Logic, Inc.* 287 34,537
Himax Technologies, Inc., ADR 25,803 195,071
Kopin Corp.* 97,989 239,093
Magnachip Semiconductor
Corp.* 20,226 53,397
Micron Technology, Inc. 1,104 261,074
NVIDIA Corp. 1,479 261,783
QUALCOMM, Inc. 1,619 272,138
Investments
Shares Value
Common Stocks (continued)
Skyworks Solutions, Inc. 1,238 $ 81,646
Synaptics, Inc.* 973 66,660
Universal Display Corp. 320 38,057
2,092,379
Software — 12.9%
Autodesk, Inc.* 504 152,883
Microsoft Corp. 458 225,341
PTC, Inc.* 814 142,800
Unity Software, Inc.* 6,251 265,792
786,816
Specialty Retail — 2.3%
Williams-Sonoma, Inc. 762 137,168
Technology Hardware, Storage & Peripherals — 6.0%
Apple, Inc. 1,037 289,167
Western Digital Corp. 457 74,642
363,809
Total Common Stocks
(Cost $4,856,367)
6,067,853
Securities Lending Reinvestments (b) — 3 .3%
Investment Companies — 3 .3%
Invesco Government & Agency Portfolio,
Institutional Class 3.91% (c)
(Cost $197,952) 197,952 197,952
Total Investments — 103.2%
(Cost $5,054,319) 6,265,805
Liabilities in excess of other assets — (3.2%) (192,477)
Net Assets — 100.0% $ 6,073,328
* Non-income producing security.
(a) The security or a portion of this security is on loan at November
30, 2025. The total value of securities on loan at November 30,
2025 was $196,324, collateralized in the form of cash with a value of $197,952 that was reinvested in the securities shown in the Securities Lending Reinvestment section of the Schedule of
Portfolio Investments and $1,149 of collateral in the form of U.S.
Government Treasury Securities, interest rates ranging from
0.88% – 4.63%, and maturity dates ranging from June 30, 2026
– August 15, 2051. The total value of collateral is $199,101.
(b) The security was purchased with cash collateral held from securities on loan at November 30, 2025. The total value of
securities purchased was $197,952.
(c) Rate shown is the 7-day yield as of November 30, 2025.
Abbreviations
ADR American Depositary Receipt
OYJ Public Limited Company

See accompanying notes to the financial statements.
NOVEMBER 30, 2025 (UNAUDITED) :: METAVERSE ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
61
VERS
::
As of November 30, 2025, the gross unrealized appreciation
(depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation $ 1,492,946
Aggregate gross unrealized depreciation (290,829)
Net unrealized appreciation $ 1,202,117
Federal income tax cost $ 5,063,688
Metaverse ETF invested, as a percentage of net assets, in the following countries as of November 30, 2025:
United States 91 .4%
Taiwan 3 .2%
Finland 2 .2%
United Kingdom 1 .5%
South Korea 0 .9%
China 0 .5%
Sweden 0 .2%
Other
a
0 .1%
100 .0%
a Includes any non-equity securities and net other assets (liabilities).

MSCI EAFE DIVIDEND GROWERS ETF :: NOVEMBER 30, 2025 (UNAUDITED)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
62
EFAD
::
See accompanying notes to the financial statements.
Investments
Shares Value
Common Stocks — 98 .9%
Aerospace & Defense — 1.1%
BAE Systems plc 34,140 $ 746,612
Biotechnology — 1.3%
CSL Ltd. 6,861 838,246
Broadline Retail — 1.2%
Pan Pacific International
Holdings Corp. 125,969 764,532
Building Products — 1.2%
Geberit AG (Registered) 991 772,115
Capital Markets — 3.8%
Deutsche Boerse AG 3,310 885,447
London Stock Exchange Group
plc 6,862 809,929
Partners Group Holding AG 657 779,612
2,474,988
Chemicals — 6.1%
Air Liquide SA 4,021 770,544
Givaudan SA (Registered) 186 784,585
Nippon Sanso Holdings Corp.
(a) 24,738 805,788
Sika AG (Registered) 4,058 799,774
Symrise AG, Class
a
A 9,424 781,341
3,942,032
Construction & Engineering — 1.3%
ACS Actividades de
Construccion y Servicios SA 8,793 812,806
Construction Materials — 1.3%
Buzzi SpA 13,415 826,702
Diversified Telecommunication Services — 4.9%
Elisa OYJ 17,885 782,933
HKT Trust & HKT Ltd. 519,337 793,787
NTT, Inc. 816,153 814,845
Telenor ASA 55,262 798,404
3,189,969
Electric Utilities — 5.0%
CK Infrastructure Holdings Ltd. 115,601 800,310
Elia Group SA/NV 6,649 803,288
Enel SpA 77,519 801,405
Iberdrola SA 38,719 817,149
3,222,152
Electrical Equipment — 1.2%
Schneider Electric SE 2,898 776,916
Electronic Equipment, Instruments & Components — 2.5%
Halma plc 17,651 832,598
Murata Manufacturing Co. Ltd. 39,349 810,178
1,642,776
Investments
Shares Value
Common Stocks (continued)
Financial Services — 2.5%
Sofina SA 2,833 $ 799,602
Washington H Soul Pattinson &
Co. Ltd. 32,500 806,077
1,605,679
Food Products — 4.8%
Chocoladefabriken Lindt &
Spruengli AG, Class
a
PC 50 736,036
Kerry Group plc, Class
a
A 8,607 798,609
Lotus Bakeries NV 90 808,439
Nestle SA (Registered) 7,843 779,758
3,122,842
Gas Utilities — 1.2%
APA Group 130,276 791,128
Health Care Equipment & Supplies — 3.6%
Coloplast A/S, Class
a
B 8,540 770,730
Fisher & Paykel Healthcare
Corp. Ltd. 37,066 793,660
Terumo Corp. 48,883 764,335
2,328,725
Health Care Providers & Services — 1.4%
Sonic Healthcare Ltd. 58,140 889,531
Health Care Technology — 1.3%
Pro Medicus Ltd. 4,776 834,830
Household Durables — 1.2%
Sony Group Corp. 26,543 778,175
Household Products — 1.2%
Unicharm Corp.(a) 130,543 766,109
Industrial Conglomerates — 5.0%
DCC plc 12,640 836,395
Hikari Tsushin, Inc. 2,850 793,361
Lifco AB, Class
a
B 20,741 763,515
Sekisui Chemical Co. Ltd. 47,756 813,581
3,206,852
Industrial REITs — 1.2%
Segro plc, REIT 83,556 791,146
Insurance — 4.9%
AIA Group Ltd. 74,226 768,421
Legal & General Group plc 251,045 821,275
Swiss Life Holding AG
(Registered) 737 808,456
Tokio Marine Holdings, Inc. 21,244 749,972
3,148,124
Interactive Media & Services — 1.3%
CAR Group Ltd. 35,816 816,682

See accompanying notes to the financial statements.
NOVEMBER 30, 2025 (UNAUDITED) :: MSCI EAFE DIVIDEND GROWERS ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
63
EFAD
::
Investments
Shares Value
Common Stocks (continued)
IT Services — 5.0%
Obic Co. Ltd. 25,250 $ 812,595
Otsuka Corp. 40,902 809,128
SCSK Corp. 21,925 799,163
TIS, Inc. 24,562 812,333
3,233,219
Machinery — 1.2%
Spirax Group plc 8,635 767,144
Metals & Mining — 1.3%
Northern Star Resources Ltd. 46,623 830,427
Personal Care Products — 1.2%
Kao Corp. 18,820 761,483
Pharmaceuticals — 11.3%
Astellas Pharma, Inc. 67,088 846,500
Financiere de Tubize SA 3,422 833,994
Novartis AG (Registered) 6,117 795,945
Novo Nordisk A/S, Class
a
B 16,115 793,793
Recordati Industria Chimica e
Farmaceutica SpA 12,963 765,750
Roche Holding AG 2,205 844,158
Sanofi SA 7,687 765,078
Shionogi & Co. Ltd. 46,256 794,548
UCB SA 3,019 842,640
7,282,406
Professional Services — 3.7%
Computershare Ltd. 35,050 825,190
RELX plc 19,509 783,496
Wolters Kluwer NV 7,406 787,305
2,395,991
Real Estate Management & Development — 2.6%
Hulic Co. Ltd.(a) 75,042 828,323
Sumitomo Realty &
Development Co. Ltd. 17,083 825,633
1,653,956
Semiconductors & Semiconductor Equipment — 2.4%
ASML Holding NV 777 814,639
Lasertec Corp.(a) 4,247 764,215
1,578,854
Software — 4.8%
Nemetschek SE 7,422 829,059
Oracle Corp. Japan 8,778 755,172
Sage Group plc (The) 54,358 773,902
SAP SE 3,172 767,728
3,125,861
Technology Hardware, Storage & Peripherals — 2.4%
FUJIFILM Holdings Corp. 37,007 796,819
Logitech International SA
(Registered) 6,627 745,274
1,542,093
Investments
Shares Value
Common Stocks (continued)
Trading Companies & Distributors — 1.2%
Bunzl plc 27,288 $ 782,429
Water Utilities — 1.3%
United Utilities Group plc 50,941 834,936
Total Common Stocks
(Cost $56,717,038)
63,878,468
Securities Lending Reinvestments (b) — 2 .1%
Investment Companies — 2 .1%
Invesco Government & Agency Portfolio,
Institutional Class 3.91% (c)
(Cost $1,346,647) 1,346,647 1,346,647
Principal
Amount
Short-Term Investments — 0 .1%
Repurchase Agreements (d) — 0 .1%
Repurchase Agreements
with various counterparties,
rates 2.5% - 4.08%, dated
11/28/2025, due 12/1/2025,
total to be received $60,955
(Cost $60,933) $ 60,933
60,933
Total Investments — 101.1%
(Cost $58,124,618) 65,286,048
Liabilities in excess of other assets — (1.1%) (702,708)
Net Assets — 100.0% $ 64,583,340
(a) The security or a portion of this security is on loan at November
30, 2025. The total value of securities on loan at November 30,
2025 was $1,284,469, collateralized in the form of cash with a value of $1,346,647 that was reinvested in the securities shown in the Securities Lending Reinvestment section of the Schedule of Portfolio Investments.
(b) The security was purchased with cash collateral held from securities on loan at November 30, 2025. The total value of
securities purchased was $1,346,647.
(c) Rate shown is the 7-day yield as of November 30, 2025.
(d) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the
securities subject to repurchase.
Abbreviations
OYJ Public Limited Company
REIT Real Estate Investment Trust

See accompanying notes to the financial statements.
MSCI EAFE DIVIDEND GROWERS ETF :: NOVEMBER 30, 2025 (UNAUDITED)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
64
EFAD
::
As of November 30, 2025, the gross unrealized appreciation
(depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation $ 10,735,065
Aggregate gross unrealized depreciation (3,615,297)
Net unrealized appreciation $ 7,119,768
Federal income tax cost $ 58,166,280
MSCI EAFE Dividend Growers ETF invested, as a percentage of net assets, in the following countries as of November 30, 2025:
Japan 27 .0%
United Kingdom 13 .6%
Switzerland 12 .2%
Australia 10 .3%
Belgium 6 .3%
Germany 5 .1%
Italy 3 .7%
Hong Kong 3 .7%
France 3 .6%
Spain 2 .5%
Netherlands 2 .5%
Denmark 2 .4%
Ireland 1 .2%
Norway 1 .2%
New Zealand 1 .2%
Finland 1 .2%
Sweden 1 .2%
Other
a
1 .1%
100 .0%
a Includes any non-equity securities and net other assets (liabilities).

NOVEMBER 30, 2025 (UNAUDITED) :: MSCI EMERGING MARKETS DIVIDEND GROWERS ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
65
EMDV
::
See accompanying notes to the financial statements.
Investments
Shares Value
Common Stocks — 99 .7%
Automobile Components — 2.2%
Hankook Tire & Technology Co.
Ltd. 3,810 $ 159,327
Banks — 17.0%
Bank of China Ltd., Class
a
A 189,300 162,313
Bank of Communications Co.
Ltd., Class
a
A 146,400 156,962
China Construction Bank Corp.,
Class
a
A 113,700 155,150
China Merchants Bank Co. Ltd.,
Class
a
A 25,400 154,102
Haci Omer Sabanci Holding A/S 85,490 164,739
Huaxia Bank Co. Ltd., Class
a
A 155,500 152,222
Industrial & Commercial Bank
of China Ltd., Class
a
A 133,200 152,594
Postal Savings Bank of China
Co. Ltd., Class
a
H(a) 208,619 147,374
1,245,456
Beverages — 14.2%
Anhui Gujing Distillery Co. Ltd.,
Class
a
B 12,000 151,047
Coca-Cola Femsa SAB de CV 17,173 148,862
Jiangsu King's Luck Brewery
JSC Ltd., Class
a
A 27,900 148,934
Kweichow Moutai Co. Ltd.,
Class
a
A 700 143,426
Luzhou Laojiao Co. Ltd.,
Class
a
A 7,700 147,795
Tsingtao Brewery Co. Ltd.,
Class
a
H 21,678 146,457
Wuliangye Yibin Co. Ltd.,
Class
a
A 9,100 151,490
1,038,011
Capital Markets — 4.1%
HDFC Asset Management Co.
Ltd.(a) 4,954 148,043
Reinet Investments SCA 4,582 155,043
303,086
Chemicals — 2.1%
Pidilite Industries Ltd. 9,169 150,665
Communications Equipment — 4.0%
Suzhou TFC Optical
Communication Co. Ltd.,
Class
a
A 6,600 147,304
Yealink Network Technology
Corp. Ltd., Class
a
A 30,400 144,973
292,277
Construction & Engineering — 2.0%
China State Construction
Engineering Corp. Ltd.,
Class
a
A 200,100 146,982
Investments
Shares Value
Common Stocks (continued)
Consumer Finance — 2.1%
Sundaram Finance Ltd. 2,885 $ 152,514
Consumer Staples Distribution & Retail — 2.0%
Shoprite Holdings Ltd. 9,315 149,465
Diversified Telecommunication Services — 2.2%
China Tower Corp. Ltd.,
Class
a
H(a) 100,018 158,140
Electric Utilities — 2.0%
Interconexion Electrica SA ESP 22,277 149,457
Electrical Equipment — 2.0%
WEG SA 18,100 150,046
Electronic Equipment, Instruments & Components — 2.2%
Lotes Co. Ltd. 3,806 158,861
Food Products — 2.1%
China Mengniu Dairy Co. Ltd. 79,309 152,900
Gas Utilities — 2.1%
ENN Energy Holdings Ltd. 16,614 151,402
Ground Transportation — 2.2%
Localiza Rent a Car SA 18,874 159,999
Health Care Providers & Services — 2.0%
Mouwasat Medical Services
Co. 7,936 146,812
Household Durables — 2.1%
Midea Group Co. Ltd., Class
a
A 13,700 154,548
Independent Power and Renewable Electricity Producers — 4.0%
Gulf Development PCL* 117,955 149,299
NHPC Ltd. 165,758 142,209
291,508
Interactive Media & Services — 1.9%
Tencent Holdings Ltd. 1,813 142,396
IT Services — 8.4%
Infosys Ltd., ADR 8,535 149,192
LTIMindtree Ltd.(a) 2,306 157,171
Mphasis Ltd. 4,809 151,150
Persistent Systems Ltd. 2,215 157,320
614,833
Metals & Mining — 0.0%
Polyus PJSC, GDR*‡(a) 3,949 —
Oil, Gas & Consumable Fuels — 0.0%
Rosneft Oil Co. PJSC, GDR*‡(a) 25,159 —

See accompanying notes to the financial statements.
MSCI EMERGING MARKETS DIVIDEND GROWERS ETF :: NOVEMBER 30, 2025 (UNAUDITED)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
66
EMDV
::
Investments
Shares Value
Common Stocks (continued)
Pharmaceuticals — 6.3%
Sun Pharmaceutical Industries
Ltd. 7,845 $ 160,641
Yuhan Corp. 1,877 155,709
Zhangzhou Pientzehuang
Pharmaceutical Co. Ltd.,
Class
a
A 6,000 145,668
462,018
Semiconductors & Semiconductor Equipment — 4.1%
Alchip Technologies Ltd. 1,352 142,373
NAURA Technology Group Co.
Ltd., Class
a
A 2,605 157,457
299,830
Technology Hardware, Storage & Peripherals — 2.2%
Wistron Corp. 34,229 157,594
Tobacco — 2.1%
ITC Ltd. 33,388 150,894
Wireless Telecommunication Services — 2.1%
China United Network
Communications Ltd.,
Class
a
A 199,000 151,796
Total Common Stocks
(Cost $6,969,762)
7,290,817
Principal
Amount
Short-Term Investments — 0 .6%
Repurchase Agreements (b) — 0 .6%
Repurchase Agreements
with various counterparties,
rates 2.5% - 4.08%, dated
11/28/2025, due 12/1/2025,
total to be received $41,909
(Cost $41,896) $ 41,896
41,896
Total Investments — 100.3%
(Cost $7,011,658) 7,332,713
Liabilities in excess of other assets — (0.3%) (24,060)
Net Assets — 100.0% $ 7,308,653
* Non-income producing security.
‡ Value determined using significant unobservable inputs and is reported as a Level 3 security in the valuation hierarchy table located in Note 2 in Notes to the Financial Statements.
(a) Security exempt from registration pursuant to Regulation
S under the Securities Act of 1933. Regulation S applies to
securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.
(b) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the
securities subject to repurchase.
Abbreviations
ADR American Depositary Receipt
GDR Global Depositary Receipt
PJSC Public Joint Stock Company
SCA Limited partnership with share capital
As of November 30, 2025, the gross unrealized appreciation
(depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation $ 1,004,003
Aggregate gross unrealized depreciation (713,807)
Net unrealized appreciation $ 290,196
Federal income tax cost $ 7,042,517

See accompanying notes to the financial statements.
NOVEMBER 30, 2025 (UNAUDITED) :: MSCI EMERGING MARKETS DIVIDEND GROWERS ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
67
EMDV
::
MSCI Emerging Markets Dividend Growers ETF invested, as a percentage of net assets, in the following countries as of November 30, 2025:
China 49 .6%
India 18 .8%
Taiwan 6 .3%
South Korea 4 .3%
Brazil 4 .2%
South Africa 4 .2%
Turkey 2 .3%
Colombia 2 .0%
Thailand 2 .0%
Israel 2 .0%
Mexico 2 .0%
Saudi Arabia 2 .0%
Russia 0.0% *
Other
a
0 .3%
100 .0%
* Amount represents less than 0.05%.
a Includes any non-equity securities and net other assets (liabilities).

MSCI EUROPE DIVIDEND GROWERS ETF :: NOVEMBER 30, 2025 (UNAUDITED)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
68
EUDV
::
See accompanying notes to the financial statements.
Investments
Shares Value
Common Stocks — 98 .8%
Aerospace & Defense — 2.0%
BAE Systems plc 7,896 $ 172,679
Building Products — 2.1%
Geberit AG (Registered) 229 178,420
Capital Markets — 6.7%
Deutsche Boerse AG 766 204,910
London Stock Exchange Group
plc 1,587 187,315
Partners Group Holding AG 152 180,367
572,592
Chemicals — 8.4%
Air Liquide SA 930 178,216
Givaudan SA (Registered) 43 181,382
Sika AG (Registered) 939 185,064
Symrise AG, Class
a
A 2,180 180,744
725,406
Construction & Engineering — 2.2%
ACS Actividades de
Construccion y Servicios SA 2,034 188,018
Construction Materials — 2.2%
Buzzi SpA 3,103 191,223
Diversified Telecommunication Services — 4.3%
Elisa OYJ 4,136 181,057
Telenor ASA 12,781 184,655
365,712
Electric Utilities — 6.5%
Elia Group SA/NV 1,538 185,811
Enel SpA 17,929 185,353
Iberdrola SA 8,955 188,992
560,156
Electrical Equipment — 2.1%
Schneider Electric SE 670 179,618
Electronic Equipment, Instruments & Components — 2.2%
Halma plc 4,082 192,548
Financial Services — 2.2%
Sofina SA 655 184,871
Food Products — 8.5%
Chocoladefabriken Lindt &
Spruengli AG, Class
a
PC 12 176,649
Kerry Group plc, Class
a
A 1,991 184,737
Lotus Bakeries NV 21 188,636
Nestle SA (Registered) 1,814 180,349
730,371
Health Care Equipment & Supplies — 2.1%
Coloplast A/S, Class
a
B 1,975 178,243
Investments
Shares Value
Common Stocks (continued)
Industrial Conglomerates — 4.3%
DCC plc 2,924 $ 193,483
Lifco AB, Class
a
B 4,797 176,586
370,069
Industrial REITs — 2.1%
Segro plc, REIT 19,325 182,978
Insurance — 4.4%
Legal & General Group plc 58,062 189,946
Swiss Life Holding AG
(Registered) 171 187,579
377,525
Machinery — 2.1%
Spirax Group plc 1,997 177,416
Pharmaceuticals — 15.2%
Financiere de Tubize SA 791 192,779
Novartis AG (Registered) 1,415 184,120
Novo Nordisk A/S, Class
a
B 3,727 183,585
Recordati Industria Chimica e
Farmaceutica SpA 2,998 177,098
Roche Holding AG 510 195,247
Sanofi SA 1,778 176,962
UCB SA 698 194,820
1,304,611
Professional Services — 4.2%
RELX plc 4,512 181,205
Wolters Kluwer NV 1,713 182,103
363,308
Semiconductors & Semiconductor Equipment — 2.2%
ASML Holding NV 180 188,719
Software — 6.4%
Nemetschek SE 1,717 191,794
Sage Group plc (The) 12,572 178,989
SAP SE 734 177,652
548,435
Technology Hardware, Storage & Peripherals — 2.0%
Logitech International SA
(Registered) 1,533 172,402
Trading Companies & Distributors — 2.1%
Bunzl plc 6,311 180,955
Water Utilities — 2.3%
United Utilities Group plc 11,782 193,110
Total Common Stocks
(Cost $7,872,852)
8,479,385

See accompanying notes to the financial statements.
NOVEMBER 30, 2025 (UNAUDITED) :: MSCI EUROPE DIVIDEND GROWERS ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
69
EUDV
::
Investments
Principal
Amount Value
Short-Term Investments — 0 .1%
Repurchase Agreements (a) — 0 .1%
Repurchase Agreements
with various counterparties,
rates 2.5% - 4.08%, dated
11/28/2025, due 12/1/2025,
total to be received $12,456
(Cost $12,449) $ 12,449
$ 12,449
Total Investments — 98.9%
(Cost $7,885,301) 8,491,834
Other assets less liabilities — 1.1% 94,621
Net Assets — 100.0% $ 8,586,455
(a) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the
securities subject to repurchase.
Abbreviations
OYJ Public Limited Company
REIT Real Estate Investment Trust
As of November 30, 2025, the gross unrealized appreciation
(depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation $ 1,048,916
Aggregate gross unrealized depreciation (448,437)
Net unrealized appreciation $ 600,479
Federal income tax cost $ 7,891,355
MSCI Europe Dividend Growers ETF invested, as a percentage of net assets, in the following countries as of November 30, 2025:
United Kingdom 23 .7%
Switzerland 21 .2%
Belgium 11 .0%
Germany 8 .8%
Italy 6 .4%
France 6 .2%
Spain 4 .4%
Netherlands 4 .3%
Denmark 4 .2%
Ireland 2 .2%
Norway 2 .2%
Finland 2 .1%
Sweden 2 .1%
Other
a
1 .2%
100 .0%
a Includes any non-equity securities and net other assets (liabilities).

MSCI TRANSFORMATIONAL CHANGES ETF :: NOVEMBER 30, 2025 (UNAUDITED)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
70
ANEW
::
See accompanying notes to the financial statements.
Investments
Shares Value
Common Stocks — 99 .4%
Aerospace & Defense — 0.4%
AeroVironment, Inc.* 51 $ 14,253
Kratos Defense & Security
Solutions, Inc.* 214 16,285
30,538
Biotechnology — 2.5%
AbbVie, Inc. 659 150,054
CRISPR Therapeutics AG(a) 395 21,121
Madrigal Pharmaceuticals, Inc.* 39 23,282
194,457
Broadline Retail — 7.9%
Alibaba Group Holding Ltd. 7,617 148,218
Amazon.com, Inc.* 629 146,696
eBay, Inc. 403 33,364
Naspers Ltd., Class
a
N 2,125 132,888
Sea Ltd., ADR* 1,072 149,019
610,185
Capital Markets — 0.6%
Coinbase Global, Inc., Class
a
A* 54 14,733
FactSet Research Systems, Inc. 60 16,636
Robinhood Markets, Inc.,
Class
a
A* 123 15,804
47,173
Chemicals — 9.8%
Corteva, Inc. 2,312 155,991
International Flavors &
Fragrances, Inc. 2,350 163,278
Nutrien Ltd. 2,554 148,585
Sensient Technologies Corp. 676 65,903
Symrise AG, Class
a
A 1,803 149,460
UPL Ltd. 8,091 68,624
751,841
Communications Equipment — 0.9%
Arista Networks, Inc.* 135 17,642
Cisco Systems, Inc. 411 31,622
F5, Inc.* 68 16,263
65,527
Consumer Staples Distribution & Retail — 1.0%
Sprouts Farmers Market, Inc.* 950 79,620
Diversified Telecommunication Services — 0.2%
Globalstar, Inc.* 255 15,491
Electronic Equipment, Instruments & Components — 0.2%
Cognex Corp. 430 16,383
Entertainment — 8.1%
China Ruyi Holdings Ltd.* 113,534 35,581
Electronic Arts, Inc. 741 149,704
International Games System
Co. Ltd. 1,475 34,919
Netflix, Inc.* 1,328 142,866
Investments
Shares Value
Common Stocks (continued)
Nintendo Co. Ltd. 1,712 $ 145,548
Square Enix Holdings Co. Ltd. 1,778 35,536
Take-Two Interactive Software,
Inc.* 147 36,173
Warner Bros Discovery, Inc.* 1,594 38,256
618,583
Financial Services — 1.9%
Mastercard, Inc., Class
a
A 108 59,457
PayPal Holdings, Inc. 244 15,296
Visa, Inc., Class
a
A 215 71,905
146,658
Food Products — 4.0%
Kerry Group plc, Class
a
A 1,647 152,792
McCormick & Co., Inc.
(Non-Voting) 2,333 157,431
310,223
Health Care Equipment & Supplies — 13.0%
Abbott Laboratories 1,193 153,778
Becton Dickinson & Co. 800 155,216
Boston Scientific Corp.* 1,476 149,932
Edwards Lifesciences Corp.* 1,796 155,659
Globus Medical, Inc., Class
a
A* 244 22,214
ICU Medical, Inc.* 148 21,969
Intuitive Surgical, Inc.* 268 153,693
iRhythm Technologies, Inc.* 115 21,621
ResMed, Inc. 475 121,519
Teleflex, Inc. 185 21,168
TransMedics Group, Inc.* 173 25,311
1,002,080
Health Care Providers & Services — 1.8%
Guardant Health, Inc.* 211 22,877
Henry Schein, Inc.* 283 21,103
Hims & Hers Health, Inc.(a) 529 21,033
Quest Diagnostics, Inc. 364 68,862
133,875
Hotels, Restaurants & Leisure — 4.0%
Delivery Hero SE*(b) 3,633 84,733
DoorDash, Inc., Class
a
A* 782 155,125
DraftKings, Inc., Class
a
A* 1,122 37,205
Tongcheng Travel Holdings Ltd.
(b) 11,904 33,515
310,578
Interactive Media & Services — 8.4%
Alphabet, Inc., Class
a
A 536 171,617
Kuaishou Technology(b) 3,942 34,328
Meta Platforms, Inc., Class
a
A 252 163,283
Pinterest, Inc., Class
a
A* 1,294 33,799
REA Group Ltd. 265 34,013
SEEK Ltd. 2,090 33,520
Snap, Inc., Class
a
A* 3,890 29,875
Tencent Holdings Ltd. 1,818 142,789
643,224

See accompanying notes to the financial statements.
NOVEMBER 30, 2025 (UNAUDITED) :: MSCI TRANSFORMATIONAL CHANGES ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
71
ANEW
::
Investments
Shares Value
Common Stocks (continued)
IT Services — 1.7%
Akamai Technologies, Inc.* 182 $ 16,293
Applied Digital Corp.* 621 16,829
Cloudflare, Inc., Class
a
A* 73 14,615
CoreWeave, Inc., Class
a
A* 192 14,039
DigitalOcean Holdings, Inc.* 339 15,092
GDS Holdings Ltd., Class
a
A* 3,995 17,077
International Business
Machines Corp. 116 35,795
129,740
Life Sciences Tools & Services — 4.1%
Danaher Corp. 701 158,973
Illumina, Inc.* 500 65,725
Medpace Holdings, Inc.* 35 20,736
QIAGEN NV 464 22,142
Revvity, Inc. 219 22,866
Tempus AI, Inc., Class
a
A(a) 290 22,599
313,041
Machinery — 5.2%
AGCO Corp. 1,189 125,986
CNH Industrial NV 11,586 109,256
Deere & Co. 320 148,637
SMC Corp. 47 16,513
400,392
Pharmaceuticals — 4.2%
Eli Lilly & Co. 151 162,396
Roche Holding AG 422 161,528
323,924
Professional Services — 0.2%
Paylocity Holding Corp.* 111 16,354
Semiconductors & Semiconductor Equipment — 6.1%
Advanced Micro Devices, Inc.* 163 35,457
Ambarella, Inc.* 172 12,759
Broadcom, Inc. 433 174,482
MediaTek, Inc. 409 18,179
Micron Technology, Inc. 82 19,391
NVIDIA Corp. 793 140,361
QUALCOMM, Inc. 116 19,498
Rigetti Computing, Inc.* 580 14,831
Semtech Corp.* 229 16,983
Silicon Laboratories, Inc.* 129 16,458
468,399
Software — 10.5%
Cadence Design Systems, Inc.* 487 151,866
Check Point Software
Technologies Ltd.* 81 15,128
Cipher Mining, Inc.* 944 19,210
Cleanspark, Inc.* 1,231 18,588
Commvault Systems, Inc.* 129 15,932
Core Scientific, Inc.* 998 16,856
Crowdstrike Holdings, Inc.,
Class
a
A* 30 15,275
Investments
Shares Value
Common Stocks (continued)
CyberArk Software Ltd.* 33 $ 15,134
Dropbox, Inc., Class
a
A* 532 15,896
D-Wave Quantum, Inc.(a) 622 14,101
Gen Digital, Inc. 608 16,033
Hut 8 Corp.* 393 17,685
JFrog Ltd.* 266 16,221
Klaviyo, Inc., Class
a
A* 1,206 34,443
MARA Holdings, Inc.(a) 1,139 13,452
Microsoft Corp. 301 148,095
Nebius Group NV, Class
a
A* 174 16,507
Oracle Corp. 207 41,804
Palantir Technologies, Inc.,
Class
a
A* 178 29,984
Palo Alto Networks, Inc.* 86 16,351
Procore Technologies, Inc.* 210 15,553
Rubrik, Inc., Class
a
A* 222 15,389
SAP SE 115 27,829
SoundHound AI, Inc., Class
a
A(a) 1,239 14,930
Strategy, Inc., Class
a
A* 73 12,934
Terawulf, Inc.* 1,298 20,132
Trend Micro, Inc. 327 16,320
Varonis Systems, Inc., Class
a
B* 462 15,278
Workday, Inc., Class
a
A* 73 15,740
802,666
Specialized REITs — 0.2%
Keppel DC REIT, REIT 8,897 15,860
Technology Hardware, Storage & Peripherals — 2.5%
Apple, Inc. 562 156,714
IonQ, Inc.* 324 15,973
NetApp, Inc. 147 16,399
189,086
Total Common Stocks
(Cost $5,872,979)
7,635,898
Securities Lending Reinvestments (c) — 0 .6%
Investment Companies — 0 .6%
Invesco Government & Agency Portfolio,
Institutional Class 3.91% (d)
(Cost $46,515) 46,515 46,515
Principal
Amount
Short-Term Investments — 0 .3%
Repurchase Agreements (e) — 0 .3%
Repurchase Agreements
with various counterparties,
rates 2.5% - 4.08%, dated
11/28/2025, due 12/1/2025,
total to be received $23,451
(Cost $23,441) $ 23,441
23,441
Total Investments — 100.3%
(Cost $5,942,935) 7,705,854
Liabilities in excess of other assets — (0.3%) (20,948)
Net Assets — 100.0% $ 7,684,906

See accompanying notes to the financial statements.
MSCI TRANSFORMATIONAL CHANGES ETF :: NOVEMBER 30, 2025 (UNAUDITED)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
72
ANEW
::
* Non-income producing security.
(a) The security or a portion of this security is on loan at November
30, 2025. The total value of securities on loan at November
30, 2025 was $93,011, collateralized in the form of cash
with a value of $46,515 that was reinvested in the securities shown in the Securities Lending Reinvestment section of the
Schedule of Portfolio Investments and $48,611 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% – 6.25%, and maturity dates ranging from
December 11, 2025 – May 15, 2054. The total value of collateral is $95,126.
(b) Security exempt from registration pursuant to Regulation
S under the Securities Act of 1933. Regulation S applies to
securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.
(c) The security was purchased with cash collateral held from securities on loan at November 30, 2025. The total value of
securities purchased was $46,515.
(d) Rate shown is the 7-day yield as of November 30, 2025.
(e) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the
securities subject to repurchase.
Abbreviations
ADR American Depositary Receipt
REIT Real Estate Investment Trust
As of November 30, 2025, the gross unrealized appreciation
(depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation $ 1,985,985
Aggregate gross unrealized depreciation (341,748)
Net unrealized appreciation $ 1,644,237
Federal income tax cost $ 6,061,617

See accompanying notes to the financial statements.
NOVEMBER 30, 2025 (UNAUDITED) :: MSCI TRANSFORMATIONAL CHANGES ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
73
ANEW
::
MSCI Transformational Changes ETF invested, as a percentage of net assets, in the following countries as of November 30, 2025:
United States 74 .8%
China 5 .4%
Germany 3 .7%
Japan 2 .8%
Singapore 2 .1%
Switzerland 2 .1%
Ireland 2 .0%
Canada 1 .9%
South Africa 1 .7%
India 0 .9%
Australia 0 .9%
Taiwan 0 .7%
Israel 0 .4%
Other
a
0 .6%
100 .0%
a Includes any non-equity securities and net other assets (liabilities).

NANOTECHNOLOGY ETF :: NOVEMBER 30, 2025 (UNAUDITED)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
74
TINY
::
See accompanying notes to the financial statements.
Investments
Shares Value
Common Stocks — 99 .7%
Biotechnology — 4.3%
Nanobiotix SA* 5,067 $ 102,068
Novavax, Inc.(a) 17,168 121,034
223,102
Chemicals — 9.1%
Cabot Corp. 3,482 217,869
LG Chem Ltd. 848 215,654
Toyo Gosei Co. Ltd. 867 36,688
470,211
Construction & Engineering — 5.5%
JGC Holdings Corp. 23,326 284,398
Electronic Equipment, Instruments & Components — 9.2%
Jeol Ltd. 5,484 169,324
nLight, Inc.* 5,274 185,803
Park Systems Corp. 744 119,898
475,025
Health Care Providers & Services — 2.1%
OPKO Health, Inc.* 81,144 110,356
Life Sciences Tools & Services — 6.2%
Alpha Teknova, Inc.* 5,656 26,470
Bruker Corp. 6,034 294,520
320,990
Semiconductors & Semiconductor Equipment — 58.6%
ACM Research, Inc., Class
a
A* 5,667 189,334
Applied Materials, Inc. 1,008 254,268
ASML Holding NV 222 232,714
Axcelis Technologies, Inc.* 2,953 244,420
Broadcom, Inc. 636 256,282
Entegris, Inc. 2,566 197,941
Lam Research Corp. 1,492 232,752
NVE Corp. 511 32,673
NVIDIA Corp. 1,160 205,320
Onto Innovation, Inc.* 1,741 249,242
SCREEN Holdings Co. Ltd. 2,482 204,258
SkyWater Technology, Inc.* 5,092 78,366
SUSS MicroTec SE 2,020 80,068
Taiwan Semiconductor
Manufacturing Co. Ltd., ADR 780 227,378
Ultra Clean Holdings, Inc.* 4,797 121,652
Veeco Instruments, Inc.* 6,359 185,874
Wonik QnC Corp. 2,798 38,622
3,031,164
Technology Hardware, Storage & Peripherals — 4.7%
Canon, Inc.(a) 8,222 242,441
Total Common Stocks
(Cost $4,664,920)
5,157,687
Investments
Shares Value
Securities Lending Reinvestments (b) — 2 .6%
Investment Companies — 2 .6%
Invesco Government & Agency Portfolio,
Institutional Class 3.91% (c)
(Cost $134,707) 134,707 $ 134,707
Total Investments — 102.3%
(Cost $4,799,627) 5,292,394
Liabilities in excess of other assets — (2.3%) (118,012)
Net Assets — 100.0% $ 5,174,382
* Non-income producing security.
(a) The security or a portion of this security is on loan at November
30, 2025. The total value of securities on loan at November 30,
2025 was $132,971, collateralized in the form of cash with a value of $134,707 that was reinvested in the securities shown in the Securities Lending Reinvestment section of the Schedule of
Portfolio Investments.
(b) The security was purchased with cash collateral held from securities on loan at November 30, 2025. The total value of
securities purchased was $134,707.
(c) Rate shown is the 7-day yield as of November 30, 2025.
Abbreviations
ADR American Depositary Receipt
As of November 30, 2025, the gross unrealized appreciation
(depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation $ 1,060,821
Aggregate gross unrealized depreciation (599,902)
Net unrealized appreciation $ 460,919
Federal income tax cost $ 4,831,475

See accompanying notes to the financial statements.
NOVEMBER 30, 2025 (UNAUDITED) :: NANOTECHNOLOGY ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
75
TINY
::
Nanotechnology ETF invested, as a percentage of net assets, in the following countries as of November 30, 2025:
United States 61 .9%
Japan 18 .1%
South Korea 7 .2%
Netherlands 4 .5%
Taiwan 4 .4%
France 2 .0%
Germany 1 .6%
Other
a
0 .3%
100 .0%
a
Includes any non-equity securities and net other assets (liabilities).

NASDAQ-100 DORSEY WRIGHT MOMENTUM ETF :: NOVEMBER 30, 2025 (UNAUDITED)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
76
QQQA
::
See accompanying notes to the financial statements.
Investments
Shares Value
Common Stocks — 100 .0%
Automobiles — 4.8%
Tesla, Inc.* 1,072 $ 461,142
Biotechnology — 5.0%
Gilead Sciences, Inc. 3,781 475,801
Broadline Retail — 5.0%
Amazon.com, Inc.* 2,048 477,634
Entertainment — 15.0%
Netflix, Inc.* 3,640 391,591
Take-Two Interactive Software,
Inc.* 1,759 432,837
Warner Bros Discovery, Inc.* 25,914 621,936
1,446,364
Hotels, Restaurants & Leisure — 7.8%
Booking Holdings, Inc. 86 422,663
DoorDash, Inc., Class
a
A* 1,665 330,286
752,949
Interactive Media & Services — 4.2%
Meta Platforms, Inc., Class
a
A 628 406,913
Semiconductors & Semiconductor Equipment — 41.1%
Advanced Micro Devices, Inc.* 2,061 448,329
Broadcom, Inc. 1,365 550,040
Intel Corp.* 12,184 494,183
KLA Corp. 452 531,313
Lam Research Corp. 3,373 526,188
Microchip Technology, Inc. 7,334 392,956
Micron Technology, Inc. 2,439 576,775
NVIDIA Corp. 2,419 428,163
3,947,947
Software — 13.0%
AppLovin Corp., Class
a
A* 777 465,796
Palantir Technologies, Inc.,
Class
a
A* 2,525 425,336
Zscaler, Inc.* 1,429 359,394
1,250,526
Trading Companies & Distributors — 4.1%
Fastenal Co. 9,679 391,032
Total Common Stocks
(Cost $7,562,823)
9,610,308
Investments
Principal
Amount Value
Short-Term Investments — 0 .0% (a)
Repurchase Agreements (b) — 0 .0% (a)
Repurchase Agreements
with various counterparties,
rates 2.5% - 4.08%, dated
11/28/2025, due 12/1/2025,
total to be received $4,394
(Cost $4,391) $ 4,391
$ 4,391
Total Investments — 100.0%
(Cost $7,567,214) 9,614,699
Liabilities in excess of other assets — 0.0%(a) (564)
Net Assets — 100.0% $ 9,614,135
* Non-income producing security.
(a) Represents less than 0.05% of net assets.
(b) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the
securities subject to repurchase.
As of November 30, 2025, the gross unrealized appreciation
(depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation $ 2,256,601
Aggregate gross unrealized depreciation (209,158)
Net unrealized appreciation $ 2,047,443
Federal income tax cost $ 7,567,256

NOVEMBER 30, 2025 (UNAUDITED) :: NASDAQ-100 DYNAMIC BUFFER ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
77
QB
::
See accompanying notes to the financial statements.
Investments
Shares Value
Common Stocks (a) — 100 .0%
Aerospace & Defense — 0.2%
Axon Enterprise, Inc.* 5 $ 2,701
Automobiles — 3.3%
Tesla, Inc.* 99 42,587
Beverages — 1.9%
Coca-Cola Europacific Partners
plc 33 3,026
Keurig Dr Pepper, Inc. 91 2,539
Monster Beverage Corp.* 68 5,099
PepsiCo, Inc. 93 13,833
24,497
Biotechnology — 2.9%
Amgen, Inc. 35 12,091
Biogen, Inc.* 9 1,639
Gilead Sciences, Inc. 82 10,319
Regeneron Pharmaceuticals,
Inc. 7 5,461
Vertex Pharmaceuticals, Inc.* 17 7,372
36,882
Broadline Retail — 6.2%
Amazon.com, Inc.* 291 67,867
MercadoLibre, Inc.* 3 6,215
PDD Holdings, Inc., ADR* 45 5,224
79,306
Chemicals — 0.9%
Linde plc 29 11,899
Commercial Services & Supplies — 0.6%
Cintas Corp. 27 5,022
Copart, Inc.* 64 2,495
7,517
Communications Equipment — 1.6%
Cisco Systems, Inc. 262 20,158
Consumer Staples Distribution & Retail — 2.1%
Costco Wholesale Corp. 29 26,494
Electric Utilities — 1.5%
American Electric Power Co.,
Inc. 37 4,579
Constellation Energy Corp. 21 7,652
Exelon Corp. 65 3,063
Xcel Energy, Inc. 43 3,531
18,825
Electronic Equipment, Instruments & Components — 0.1%
CDW Corp. 10 1,442
Energy Equipment & Services — 0.3%
Baker Hughes Co., Class
a
A 64 3,213
Investments
Shares Value
Common Stocks (a) (continued)
Entertainment — 3.2%
Electronic Arts, Inc. 17 $ 3,434
Netflix, Inc.* 281 30,230
Take-Two Interactive Software,
Inc.* 12 2,953
Warner Bros Discovery, Inc.* 163 3,912
40,529
Financial Services — 0.3%
PayPal Holdings, Inc. 64 4,012
Food Products — 0.5%
Kraft Heinz Co. (The) 74 1,888
Mondelez International, Inc.,
Class
a
A 86 4,951
6,839
Ground Transportation — 0.5%
CSX Corp. 126 4,456
Old Dominion Freight Line, Inc. 15 2,029
6,485
Health Care Equipment & Supplies — 1.6%
Dexcom, Inc.* 25 1,587
GE HealthCare Technologies,
Inc. 32 2,560
IDEXX Laboratories, Inc.* 5 3,764
Intuitive Surgical, Inc.* 23 13,190
21,101
Hotels, Restaurants & Leisure — 2.4%
Airbnb, Inc., Class
a
A* 29 3,393
Booking Holdings, Inc. 2 9,829
DoorDash, Inc., Class
a
A* 28 5,554
Marriott International, Inc.,
Class
a
A 18 5,486
Starbucks Corp. 78 6,795
31,057
Industrial Conglomerates — 0.6%
Honeywell International, Inc. 43 8,264
Interactive Media & Services — 10.7%
Alphabet, Inc., Class
a
A 159 50,909
Alphabet, Inc., Class
a
C 148 47,378
Meta Platforms, Inc., Class
a
A 59 38,229
136,516
IT Services — 1.2%
Cognizant Technology Solutions
Corp., Class
a
A 33 2,564
Shopify, Inc., Class
a
A* 82 13,009
15,573
Machinery — 0.3%
PACCAR, Inc. 36 3,795

See accompanying notes to the financial statements.
NASDAQ-100 DYNAMIC BUFFER ETF :: NOVEMBER 30, 2025 (UNAUDITED)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
78
QB
::
Investments
Shares Value
Common Stocks (a) (continued)
Media — 0.7%
Charter Communications, Inc.,
Class
a
A* 9 $ 1,801
Comcast Corp., Class
a
A 245 6,539
Trade Desk, Inc. (The), Class
a
A* 29 1,147
9,487
Oil, Gas & Consumable Fuels — 0.2%
Diamondback Energy, Inc. 19 2,899
Pharmaceuticals — 0.3%
AstraZeneca plc, ADR 41 3,802
Professional Services — 1.2%
Automatic Data Processing, Inc. 27 6,893
Paychex, Inc. 24 2,680
Thomson Reuters Corp. 32 4,334
Verisk Analytics, Inc., Class
a
A 9 2,026
15,933
Real Estate Management & Development — 0.2%
CoStar Group, Inc.* 28 1,926
Semiconductors & Semiconductor Equipment — 26.8%
Advanced Micro Devices, Inc.* 109 23,711
Analog Devices, Inc. 33 8,756
Applied Materials, Inc. 52 13,117
ARM Holdings plc, ADR* 11 1,491
ASML Holding NV (Registered),
ADR 6 6,360
Broadcom, Inc. 211 85,025
GLOBALFOUNDRIES, Inc.* 38 1,362
Intel Corp.* 295 11,965
KLA Corp. 9 10,579
Lam Research Corp. 85 13,260
Marvell Technology, Inc. 60 5,364
Microchip Technology, Inc. 35 1,875
Micron Technology, Inc. 74 17,500
NVIDIA Corp. 659 116,643
NXP Semiconductors NV 17 3,314
ON Semiconductor Corp.* 27 1,356
QUALCOMM, Inc. 72 12,103
Texas Instruments, Inc. 60 10,096
343,877
Software — 16.6%
Adobe, Inc.* 28 8,964
AppLovin Corp., Class
a
A* 21 12,589
Atlassian Corp., Class
a
A* 12 1,794
Autodesk, Inc.* 14 4,247
Cadence Design Systems, Inc.* 18 5,613
Crowdstrike Holdings, Inc.,
Class
a
A* 17 8,656
Datadog, Inc., Class
a
A* 24 3,840
Fortinet, Inc.* 52 4,219
Intuit, Inc. 19 12,048
Microsoft Corp. 201 98,894
Investments
Shares Value
Common Stocks (a) (continued)
Palantir Technologies, Inc.,
Class
a
A* 154 $ 25,941
Palo Alto Networks, Inc.* 46 8,746
Roper Technologies, Inc. 7 3,124
Strategy, Inc., Class
a
A* 18 3,189
Synopsys, Inc.* 12 5,016
Workday, Inc., Class
a
A* 15 3,234
Zscaler, Inc.* 9 2,263
212,377
Specialty Retail — 0.8%
O'Reilly Automotive, Inc.* 57 5,797
Ross Stores, Inc. 22 3,880
9,677
Technology Hardware, Storage & Peripherals — 8.8%
Apple, Inc. 404 112,655
Textiles, Apparel & Luxury Goods — 0.1%
Lululemon Athletica, Inc.* 6 1,105
Trading Companies & Distributors — 0.2%
Fastenal Co. 76 3,070
Wireless Telecommunication Services — 1.2%
T-Mobile US, Inc. 73 15,258
Total Common Stocks
(Cost $1,221,364)
1,281,758
Principal
Amount
Short-Term Investments — 24 .9%
Repurchase Agreements (b) — 24 .9%
Repurchase Agreements
with various counterparties,
rates 2.5% - 4.08%, dated
11/28/2025, due 12/1/2025,
total to be received $319,328
(Cost $319,225) $ 319,225
319,225
Total Investments — 124.9%
(Cost $1,540,589) 1,600,983
Liabilities in excess of other assets — (24.9%) (319,022)
Net Assets — 100.0% $ 1,281,961

See accompanying notes to the financial statements.
NOVEMBER 30, 2025 (UNAUDITED) :: NASDAQ-100 DYNAMIC BUFFER ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
79
QB
::
* Non-income producing security.
(a) All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $910,335.
(b) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the
securities subject to repurchase.
Abbreviations
ADR American Depositary Receipt
As of November 30, 2025, the gross unrealized appreciation
(depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation $ 110,257
Aggregate gross unrealized depreciation (374,075)
Net unrealized depreciation $ (263,818)
Federal income tax cost $ 1,540,589
Swap Agreements
a
Nasdaq-100 Dynamic Buffer ETF had the following open non-exchange traded total return swap agreements as of November 30, 2025:
Notional
Amount
($)
A
Termination
Date
b
A
Counterparty
A
Rate Paid
(Received)
c
A
Reference
Instrument
A
Value and
Unrealized
Depreciation
d
($)
A
Financial
Instruments for
the Benefit of
(the Fund)/the
Counterparty
($)
A
Cash Collateral
for the
Benefit of
(the Fund)/the
Counterparty
($)
A
Net
Amount
e
($)
A
1,285,640 11/6/2026
Goldman Sachs
International N/A
Nasdaq-100 Dynamic
Buffer Index (324,212) 324,212 — —
1,285,640 (324,212)
Total Unrealized
Depreciation
(324,212)
a The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.
b Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
c No financing fee is paid or received on this swap.
d The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statement of
Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statement of
Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statement of Assets and Liabilities.
e Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

NASDAQ-100 HIGH INCOME ETF :: NOVEMBER 30, 2025 (UNAUDITED)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
80
IQQQ
::
See accompanying notes to the financial statements.
Investments
Shares Value
Common Stocks (a) — 96 .7%
Aerospace & Defense — 0.2%
Axon Enterprise, Inc.* 1,199 $ 647,628
Automobiles — 3.2%
Tesla, Inc.* 22,835 9,822,932
Beverages — 1.8%
Coca-Cola Europacific Partners
plc 7,074 648,615
Keurig Dr Pepper, Inc. 20,955 584,644
Monster Beverage Corp.* 15,048 1,128,450
PepsiCo, Inc. 21,114 3,140,496
5,502,205
Biotechnology — 2.8%
Amgen, Inc. 8,297 2,866,282
Biogen, Inc.* 2,268 412,980
Gilead Sciences, Inc. 19,117 2,405,683
Regeneron Pharmaceuticals,
Inc. 1,609 1,255,326
Vertex Pharmaceuticals, Inc.* 3,956 1,715,361
8,655,632
Broadline Retail — 6.0%
Amazon.com, Inc.* 66,839 15,588,192
MercadoLibre, Inc.* 782 1,620,132
PDD Holdings, Inc., ADR* 10,306 1,196,320
18,404,644
Chemicals — 1.0%
Linde plc 7,233 2,967,845
Commercial Services & Supplies — 0.6%
Cintas Corp. 6,226 1,158,160
Copart, Inc.* 14,905 580,997
1,739,157
Communications Equipment — 1.5%
Cisco Systems, Inc. 61,060 4,697,956
Consumer Staples Distribution & Retail — 2.0%
Costco Wholesale Corp. 6,825 6,235,252
Electric Utilities — 1.4%
American Electric Power Co.,
Inc. 8,245 1,020,484
Constellation Energy Corp. 4,821 1,756,579
Exelon Corp. 15,574 733,847
Xcel Energy, Inc. 9,118 748,679
4,259,589
Electronic Equipment, Instruments & Components — 0.1%
CDW Corp. 2,005 289,161
Energy Equipment & Services — 0.2%
Baker Hughes Co., Class
a
A 15,211 763,592
Investments
Shares Value
Common Stocks (a) (continued)
Entertainment — 3.1%
Electronic Arts, Inc. 3,867 $ 781,250
Netflix, Inc.* 65,481 7,044,446
Take-Two Interactive Software,
Inc.* 2,832 696,870
Warner Bros Discovery, Inc.* 38,182 916,368
9,438,934
Financial Services — 0.3%
PayPal Holdings, Inc. 14,734 923,674
Food Products — 0.5%
Kraft Heinz Co. (The) 18,244 465,405
Mondelez International, Inc.,
Class
a
A 19,939 1,147,888
1,613,293
Ground Transportation — 0.5%
CSX Corp. 28,744 1,016,388
Old Dominion Freight Line, Inc. 3,242 438,610
1,454,998
Health Care Equipment & Supplies — 1.7%
Dexcom, Inc.* 6,043 383,549
GE HealthCare Technologies,
Inc. 7,050 563,930
IDEXX Laboratories, Inc.* 1,241 934,324
Intuitive Surgical, Inc.* 5,533 3,173,065
5,054,868
Hotels, Restaurants & Leisure — 2.4%
Airbnb, Inc., Class
a
A* 6,613 773,655
Booking Holdings, Inc. 511 2,511,406
DoorDash, Inc., Class
a
A* 6,219 1,233,663
Marriott International, Inc.,
Class
a
A 4,181 1,274,327
Starbucks Corp. 17,536 1,527,561
7,320,612
Industrial Conglomerates — 0.6%
Honeywell International, Inc. 9,788 1,881,156
Interactive Media & Services — 10.2%
Alphabet, Inc., Class
a
A 36,461 11,674,083
Alphabet, Inc., Class
a
C 34,034 10,894,964
Meta Platforms, Inc., Class
a
A 13,599 8,811,472
31,380,519
IT Services — 1.2%
Cognizant Technology Solutions
Corp., Class
a
A 7,523 584,612
Shopify, Inc., Class
a
A* 18,815 2,984,812
3,569,424
Machinery — 0.3%
PACCAR, Inc. 8,102 854,113

See accompanying notes to the financial statements.
NOVEMBER 30, 2025 (UNAUDITED) :: NASDAQ-100 HIGH INCOME ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
81
IQQQ
::
Investments
Shares Value
Common Stocks (a) (continued)
Media — 0.7%
Charter Communications, Inc.,
Class
a
A* 2,115 $ 423,254
Comcast Corp., Class
a
A 56,793 1,515,805
Trade Desk, Inc. (The), Class
a
A* 6,861 271,421
2,210,480
Oil, Gas & Consumable Fuels — 0.2%
Diamondback Energy, Inc. 4,449 678,873
Pharmaceuticals — 0.3%
AstraZeneca plc, ADR 9,056 839,672
Professional Services — 1.2%
Automatic Data Processing, Inc. 6,255 1,596,901
Paychex, Inc. 5,550 619,880
Thomson Reuters Corp. 6,958 942,322
Verisk Analytics, Inc., Class
a
A 2,165 487,277
3,646,380
Real Estate Management & Development — 0.1%
CoStar Group, Inc.* 6,535 449,608
Semiconductors & Semiconductor Equipment — 25.9%
Advanced Micro Devices, Inc.* 25,030 5,444,776
Analog Devices, Inc. 7,578 2,010,746
Applied Materials, Inc. 12,280 3,097,630
ARM Holdings plc, ADR* 2,114 286,574
ASML Holding NV (Registered),
ADR 1,313 1,391,780
Broadcom, Inc. 48,753 19,645,509
GLOBALFOUNDRIES, Inc.* 8,548 306,360
Intel Corp.* 67,509 2,738,165
KLA Corp. 2,023 2,377,976
Lam Research Corp. 19,518 3,044,808
Marvell Technology, Inc. 13,287 1,187,858
Microchip Technology, Inc. 8,317 445,625
Micron Technology, Inc. 17,254 4,080,226
NVIDIA Corp. 152,309 26,958,694
NXP Semiconductors NV 3,896 759,486
ON Semiconductor Corp.* 6,316 317,316
QUALCOMM, Inc. 16,625 2,794,496
Texas Instruments, Inc. 14,012 2,357,799
79,245,824
Software — 16.0%
Adobe, Inc.* 6,536 2,092,370
AppLovin Corp., Class
a
A* 4,749 2,846,930
Atlassian Corp., Class
a
A* 2,559 382,622
Autodesk, Inc.* 3,297 1,000,112
Cadence Design Systems, Inc.* 4,196 1,308,481
Crowdstrike Holdings, Inc.,
Class
a
A* 3,879 1,975,032
Datadog, Inc., Class
a
A* 4,985 797,650
Investments
Shares Value
Common Stocks (a) (continued)
Fortinet, Inc.* 11,806 $ 957,821
Intuit, Inc. 4,294 2,722,739
Microsoft Corp. 46,581 22,918,318
Palantir Technologies, Inc.,
Class
a
A* 35,060 5,905,857
Palo Alto Networks, Inc.* 10,320 1,962,141
Roper Technologies, Inc. 1,662 741,618
Strategy, Inc., Class
a
A* 4,070 721,122
Synopsys, Inc.* 2,863 1,196,763
Workday, Inc., Class
a
A* 3,342 720,602
Zscaler, Inc.* 2,400 603,600
48,853,778
Specialty Retail — 0.7%
O'Reilly Automotive, Inc.* 13,081 1,330,337
Ross Stores, Inc. 5,041 889,031
2,219,368
Technology Hardware, Storage & Peripherals — 8.5%
Apple, Inc. 93,003 25,933,887
Textiles, Apparel & Luxury Goods — 0.1%
Lululemon Athletica, Inc.* 1,765 325,078
Trading Companies & Distributors — 0.2%
Fastenal Co. 17,704 715,242
Wireless Telecommunication Services — 1.2%
T-Mobile US, Inc. 17,347 3,625,696
Total Common Stocks
(Cost $251,670,658)
296,221,070
Principal
Amount
Short-Term Investments — 3 .1%
Repurchase Agreements (b) — 3 .1%
Repurchase Agreements
with various counterparties,
rates 2.5% - 4.08%, dated
11/28/2025, due 12/1/2025,
total to be received $9,512,373
(Cost $9,509,300) $ 9,509,300
9,509,300
Total Investments — 99.8%
(Cost $261,179,958) 305,730,370
Other assets less liabilities — 0.2% 523,566
Net Assets — 100.0% $ 306,253,936
* Non-income producing security.
(a) All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $101,800,405.
(b) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the
securities subject to repurchase.
Abbreviations
ADR American Depositary Receipt

See accompanying notes to the financial statements.
NASDAQ-100 HIGH INCOME ETF :: NOVEMBER 30, 2025 (UNAUDITED)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
82
IQQQ
::
As of November 30, 2025, the gross unrealized appreciation
(depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation $ 55,095,313
Aggregate gross unrealized depreciation (12,217,471)
Net unrealized appreciation $ 42,877,842
Federal income tax cost $ 261,179,957
Futures Contracts Purchased
Nasdaq-100 High Income ETF had the following open long futures contracts as of November 30, 2025:
Number of
Contracts
AAAAAA
Expiration Date
AAAAAA
Trading
Currency
AA
Notional Amount
AAAAAA
Value and
Unrealized
Appreciation
AAAAAA
Nasdaq-100 E-Mini Index 16 12/19/2025 U.S. Dollar $ 8,154,240 $ 360,303
Swap Agreements
a
Nasdaq-100 High Income ETF had the following open non-exchange traded total return swap agreements as of November 30, 2025:
Notional
Amount
($)
A
Termination
Date
b
A
Counterparty
A
Rate Paid
(Received)
c
A
Reference
Instrument
A
Value and
Unrealized
Depreciation
d
($)
A
Financial
Instruments for
the Benefit of
(the Fund)/the
Counterparty
($)
A
Cash Collateral
for the
Benefit of
(the Fund)/the
Counterparty
($)
A
Net
Amount
e
($)
A
304,346,412 11/4/2027
Goldman Sachs
International N/A
Nasdaq-100 Daily
Covered Call Index (2,032,874) 2,032,874 — —
304,346,412 (2,032,874)
Total Unrealized
Depreciation
(2,032,874)
a The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.
b
Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
c No financing fee is paid or received on this swap.
d The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statement of
Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statement of
Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statement of Assets and Liabilities.
e Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

NOVEMBER 30, 2025 (UNAUDITED) :: ON DEMAND ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
83
OND
::
See accompanying notes to the financial statements.
Investments
Shares Value
Common Stocks — 99 .7%
Entertainment — 52.5%
Capcom Co. Ltd. 9,273 $ 226,950
CD Projekt SA 3,302 231,995
Electronic Arts, Inc. 1,839 371,533
International Games System
Co. Ltd. 9,706 229,777
Krafton, Inc.* 1,012 177,194
NCSoft Corp. 847 120,946
NetEase, Inc. 10,846 298,118
Netflix, Inc.* 2,220 238,828
Nexon Co. Ltd.(a) 15,317 372,519
ROBLOX Corp., Class
a
A* 2,871 272,831
Spotify Technology SA* 386 231,164
Take-Two Interactive Software,
Inc.* 1,182 290,855
Tencent Music Entertainment
Group, Class
a
A 31,694 290,250
3,352,960
Ground Transportation — 14.8%
Grab Holdings Ltd., Class
a
A* 53,202 289,951
Lyft, Inc., Class
a
A* 17,711 372,462
Uber Technologies, Inc.* 3,213 281,266
943,679
Hotels, Restaurants & Leisure — 7.6%
Delivery Hero SE*(b) 10,190 237,662
DoorDash, Inc., Class
a
A* 1,259 249,748
487,410
Interactive Media & Services — 6.0%
Bilibili, Inc., Class
a
Z* 14,536 385,354
Leisure Products — 2.0%
Peloton Interactive, Inc.,
Class
a
A* 18,552 125,968
Passenger Airlines — 4.9%
Joby Aviation, Inc.* 21,643 312,308
Semiconductors & Semiconductor Equipment — 7.7%
Ambarella, Inc.* 1,981 146,951
NVIDIA Corp. 1,941 343,557
490,508
Software — 4.2%
Life360, Inc.* 3,340 265,897
Total Common Stocks
(Cost $5,911,957)
6,364,084
Investments
Shares Value
Securities Lending Reinvestments (c) — 5 .4%
Investment Companies — 5 .4%
Invesco Government & Agency Portfolio,
Institutional Class 3.91% (d)
(Cost $341,450) 341,450 $ 341,450
Total Investments — 105.1%
(Cost $6,261,172) 6,705,534
Liabilities in excess of other assets — (5.1%) (324,725)
Net Assets — 100.0% $ 6,380,809
* Non-income producing security.
(a) The security or a portion of this security is on loan at November
30, 2025. The total value of securities on loan at November 30,
2025 was $325,021, collateralized in the form of cash with a value of $341,450 that was reinvested in the securities shown in the Securities Lending Reinvestment section of the Schedule of
Portfolio Investments.
(b) Security exempt from registration pursuant to Regulation
S under the Securities Act of 1933. Regulation S applies to
securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.
(c) The security was purchased with cash collateral held from securities on loan at November 30, 2025. The total value of
securities purchased was $341,450.
(d) Rate shown is the 7-day yield as of November 30, 2025.
As of November 30, 2025, the gross unrealized appreciation
(depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation $ 605,816
Aggregate gross unrealized depreciation (253,522)
Net unrealized appreciation $ 352,294
Federal income tax cost $ 6,353,240

See accompanying notes to the financial statements.
ON DEMAND ETF :: NOVEMBER 30, 2025 (UNAUDITED)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
84
OND
::
On-Demand ETF invested, as a percentage of net assets, in the following countries as of November 30, 2025:
United States 51 .3%
Japan 9 .4%
Hong Kong 9 .2%
China 6 .0%
South Korea 4 .7%
Singapore 4 .6%
Germany 3 .7%
Poland 3 .6%
Luxembourg 3 .6%
Taiwan 3 .6%
Other
a
0 .3%
100 .0%
a Includes any non-equity securities and net other assets (liabilities).

NOVEMBER 30, 2025 (UNAUDITED) :: ONLINE RETAIL ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
85
ONLN
::
See accompanying notes to the financial statements.
Investments
Shares Value
Common Stocks — 100 .0%
Broadline Retail — 63.2%
Alibaba Group Holding Ltd.,
ADR 62,482 $ 9,828,419
Amazon.com, Inc.* 84,254 19,649,718
Coupang, Inc.* 129,942 3,659,167
eBay, Inc. 79,600 6,590,084
Etsy, Inc.* 64,405 3,492,039
Global-e Online Ltd.* 34,880 1,409,850
JD.com, Inc., ADR 53,164 1,585,882
MercadoLibre, Inc.* 902 1,868,745
Ozon Holdings plc, ADR*‡ 60,470 —
PDD Holdings, Inc., ADR* 18,394 2,135,175
Sea Ltd., ADR* 12,522 1,740,683
51,959,762
Distributors — 4.3%
GigaCloud Technology, Inc.,
Class
a
A* 95,780 3,553,438
Personal Care Products — 1.7%
Oddity Tech Ltd., Class
a
A* 31,656 1,369,439
Specialty Retail — 26.7%
Bed Bath & Beyond, Inc.* 591,431 3,560,415
Buckle, Inc. (The) 62,116 3,508,312
Carvana Co., Class
a
A* 11,126 4,166,687
Chewy, Inc., Class
a
A* 104,398 3,629,918
Revolve Group, Inc., Class
a
A* 144,906 3,502,378
Wayfair, Inc., Class
a
A* 32,273 3,575,848
21,943,558
Textiles, Apparel & Luxury Goods — 4.1%
Figs, Inc., Class
a
A* 347,441 3,401,447
Total Common Stocks
(Cost $67,516,769)
82,227,644
Principal
Amount
Short-Term Investments — 0 .1%
Repurchase Agreements (a) — 0 .1%
Repurchase Agreements
with various counterparties,
rates 2.5% - 4.08%, dated
11/28/2025, due 12/1/2025,
total to be received $66,173
(Cost $66,151) $ 66,151
66,151
Total Investments — 100.1%
(Cost $67,582,920) 82,293,795
Liabilities in excess of other assets — (0.1%) (42,615)
Net Assets — 100.0% $ 82,251,180
* Non-income producing security.
‡ Value determined using significant unobservable inputs and is reported as a Level 3 security in the valuation hierarchy table located in Note 2 in Notes to the Financial Statements.
(a) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the
securities subject to repurchase.
Abbreviations
ADR American Depositary Receipt
As of November 30, 2025, the gross unrealized appreciation
(depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation $ 16,362,692
Aggregate gross unrealized depreciation (6,187,888)
Net unrealized appreciation $ 10,174,804
Federal income tax cost $ 72,118,991

PET CARE ETF :: NOVEMBER 30, 2025 (UNAUDITED)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
86
PAWZ
::
See accompanying notes to the financial statements.
Investments
Shares Value
Common Stocks — 98 .8%
Distributors — 0.0%(a)
Arata Corp. 508 $ 10,130
Food Products — 17.9%
Freshpet, Inc.* 89,565 5,119,536
General Mills, Inc. 10,145 480,366
I-TAIL Corp. PCL, NVDR 1,868,789 951,953
J M Smucker Co. (The) 1,990 207,318
Nestle SA (Registered) 21,279 2,115,182
Post Holdings, Inc.* 904 94,043
8,968,398
Health Care Equipment & Supplies — 14.2%
IDEXX Laboratories, Inc.* 6,937 5,222,729
Vimian Group AB* 598,961 1,907,052
7,129,781
Health Care Providers & Services — 7.2%
Cencora, Inc. 3,546 1,308,226
CVS Group plc 143,279 2,321,419
3,629,645
Household Products — 7.5%
Central Garden & Pet Co.* 25,315 864,760
Colgate-Palmolive Co. 15,368 1,235,434
Oil-Dri Corp. of America 30,314 1,649,991
Spectrum Brands Holdings, Inc. 446 26,470
3,776,655
Insurance — 6.0%
Anicom Holdings, Inc. 173,040 985,920
Trupanion, Inc.* 57,071 2,014,035
2,999,955
Pharmaceuticals — 23.9%
Elanco Animal Health, Inc.(b) 9,396 218,645
Merck & Co., Inc. 23,180 2,429,960
SwedenCare AB(b) 137,059 546,572
Virbac SACA 8,769 3,744,440
Zoetis, Inc., Class
a
A 39,616 5,077,979
12,017,596
Specialty Retail — 22.1%
Chewy, Inc., Class
a
A* 142,749 4,963,383
Pet Valu Holdings Ltd.(b) 90,982 1,856,815
Petco Health & Wellness Co.,
Inc., Class
a
A* 424,066 1,357,011
Pets at Home Group plc 802,697 2,354,567
Tractor Supply Co. 10,055 550,813
11,082,589
Total Common Stocks
(Cost $49,458,833)
49,614,749
Investments
Shares Value
Securities Lending Reinvestments (c) — 1 .2%
Investment Companies — 1 .2%
Invesco Government & Agency Portfolio,
Institutional Class 3.91% (d)
(Cost $582,250) 582,250 $ 582,250
Principal
Amount
Short-Term Investments — 0 .8%
Repurchase Agreements (e) — 0 .8%
Repurchase Agreements
with various counterparties,
rates 2.5% - 4.08%, dated
11/28/2025, due 12/1/2025,
total to be received $408,414
(Cost $408,279) $ 408,279
408,279
Total Investments — 100.8%
(Cost $50,449,362) 50,605,278
Liabilities in excess of other assets — (0.8%) (381,030)
Net Assets — 100.0% $ 50,224,248
* Non-income producing security.
(a) Represents less than 0.05% of net assets.
(b) The security or a portion of this security is on loan at November
30, 2025. The total value of securities on loan at November 30,
2025 was $1,722,122, collateralized in the form of cash with a value of $582,250 that was reinvested in the securities shown in the Securities Lending Reinvestment section of the Schedule of Portfolio Investments and $1,280,713 of collateral in the form of U.S. Government Treasury Securities, interest rates
ranging from 0.00% – 6.25%, and maturity dates ranging from
December 11, 2025 – May 15, 2054. The total value of collateral is $1,862,963.
(c) The security was purchased with cash collateral held from securities on loan at November 30, 2025. The total value of
securities purchased was $582,250.
(d) Rate shown is the 7-day yield as of November 30, 2025.
(e) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the
securities subject to repurchase.
Abbreviations
NVDR Non-Voting Depositary Receipt
As of November 30, 2025, the gross unrealized appreciation
(depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation $ 3,168,544
Aggregate gross unrealized depreciation (5,629,049)
Net unrealized depreciation $ (2,460,505)
Federal income tax cost $ 53,065,783

See accompanying notes to the financial statements.
NOVEMBER 30, 2025 (UNAUDITED) :: PET CARE ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
87
PAWZ
::
Pet Care ETF invested, as a percentage of net assets, in the following countries as of November 30, 2025:
United States 65 .3%
United Kingdom 9 .3%
France 7 .5%
Sweden 4 .9%
Switzerland 4 .2%
Canada 3 .7%
Japan 2 .0%
Thailand 1 .9%
Other
a
1 .2%
100 .0%
a Includes any non-equity securities and net other assets (liabilities).

RUSSELL 2000 DIVIDEND GROWERS ETF :: NOVEMBER 30, 2025 (UNAUDITED)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
88
SMDV
::
See accompanying notes to the financial statements.
Investments
Shares Value
Common Stocks — 99 .9%
Banks — 25.4%
Associated Banc-Corp. 228,002 $ 5,994,173
Atlantic Union Bankshares
Corp. 169,911 5,748,089
Cadence Bank 160,805 6,406,471
ChoiceOne Financial Services,
Inc. 197,547 6,013,331
Community Financial System,
Inc.(a) 101,386 5,754,669
Community Trust Bancorp, Inc. 104,073 5,776,051
Financial Institutions, Inc. 221,268 6,770,801
First Busey Corp. 246,113 5,793,500
First Merchants Corp. 148,116 5,456,593
Fulton Financial Corp. 313,434 5,688,827
Heritage Financial Corp. 244,915 5,863,265
Independent Bank Corp. 185,081 6,042,895
Independent Bank Corp. 85,432 6,155,376
Lakeland Financial Corp. 89,414 5,209,260
Mercantile Bank Corp. 124,785 5,737,614
NBT Bancorp, Inc. 137,930 5,718,578
Orrstown Financial Services,
Inc. 173,701 6,211,548
Peoples Bancorp, Inc. 196,520 5,822,888
Preferred Bank 63,772 6,020,715
S&T Bancorp, Inc. 153,456 6,058,443
Simmons First National Corp.,
Class
a
A 290,919 5,396,547
Southside Bancshares, Inc. 195,997 5,748,592
Tompkins Financial Corp. 86,877 6,004,069
TriCo Bancshares 134,616 6,475,030
United Bankshares, Inc. 158,727 5,910,993
United Community Banks, Inc. 182,502 5,577,261
WesBanco, Inc. 188,156 6,071,794
159,427,373
Building Products — 1.7%
Apogee Enterprises, Inc. 139,241 5,069,765
Griffon Corp. 74,682 5,601,150
10,670,915
Capital Markets — 0.8%
Cohen & Steers, Inc. 83,727 5,295,733
Chemicals — 5.3%
Avient Corp. 161,024 4,925,724
Balchem Corp. 37,691 5,887,711
HB Fuller Co. 97,395 5,676,181
Innospec, Inc. 70,865 5,297,867
Quaker Chemical Corp. 42,042 5,795,490
Stepan Co. 121,132 5,490,914
33,073,887
Commercial Services & Supplies — 1.7%
ABM Industries, Inc. 125,877 5,412,711
HNI Corp. 130,008 5,397,932
10,810,643
Investments
Shares Value
Common Stocks (continued)
Consumer Staples Distribution & Retail — 1.2%
Andersons, Inc. (The) 146,707 $ 7,555,410
Diversified Consumer Services — 1.0%
Matthews International Corp.,
Class
a
A 243,929 5,986,018
Diversified Telecommunication Services — 0.5%
Cogent Communications
Holdings, Inc. 164,689 3,142,266
Electric Utilities — 5.1%
ALLETE, Inc. 95,437 6,453,450
MGE Energy, Inc. 71,671 5,935,792
Otter Tail Corp. 72,407 5,951,856
Portland General Electric Co. 141,899 7,211,307
TXNM Energy, Inc. 106,816 6,243,395
31,795,800
Electronic Equipment, Instruments & Components — 1.0%
Badger Meter, Inc. 33,229 5,932,706
Financial Services — 2.9%
Cass Information Systems, Inc. 141,118 5,926,956
Federal Agricultural Mortgage
Corp., Class
a
C 29,591 5,082,550
HA Sustainable Infrastructure
Capital, Inc. 215,486 7,404,099
18,413,605
Food Products — 2.6%
J & J Snack Foods Corp. 55,728 5,146,481
Marzetti Co. (The) 32,928 5,497,000
Tootsie Roll Industries, Inc.(a) 148,795 5,707,776
16,351,257
Gas Utilities — 5.4%
Chesapeake Utilities Corp. 48,377 6,727,306
New Jersey Resources Corp. 129,096 6,206,936
Northwest Natural Holding Co. 145,174 7,181,758
ONE Gas, Inc. 79,925 6,692,919
Spire, Inc. 80,419 7,129,948
33,938,867
Health Care Equipment & Supplies — 0.8%
LeMaitre Vascular, Inc. 62,307 5,168,366
Health Care Providers & Services — 1.0%
Ensign Group, Inc. (The) 34,912 6,477,572
Health Care REITs — 3.0%
CareTrust REIT, Inc. 178,959 6,716,331
Community Healthcare Trust,
Inc., REIT 387,884 6,043,233
Universal Health Realty Income
Trust, REIT 146,852 5,969,534
18,729,098

See accompanying notes to the financial statements.
NOVEMBER 30, 2025 (UNAUDITED) :: RUSSELL 2000 DIVIDEND GROWERS ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
89
SMDV
::
Investments
Shares Value
Common Stocks (continued)
Household Products — 0.9%
WD-40 Co. 27,840 $ 5,451,072
Industrial REITs — 1.0%
Terreno Realty Corp., REIT 102,813 6,455,628
Insurance — 2.9%
AMERISAFE, Inc. 132,433 5,403,266
Donegal Group, Inc., Class
a
A 322,051 6,482,887
Horace Mann Educators Corp. 131,253 6,008,762
17,894,915
Leisure Products — 1.1%
Polaris, Inc. 102,670 6,813,181
Machinery — 11.1%
Alamo Group, Inc. 29,027 4,655,060
Enpro, Inc. 27,697 6,172,276
Franklin Electric Co., Inc. 62,235 5,921,660
Gorman-Rupp Co. (The) 140,541 6,533,751
Hillenbrand, Inc. 231,558 7,372,807
Hyster-Yale, Inc. 161,113 4,685,166
Kadant, Inc. 18,570 5,164,688
Lindsay Corp. 43,234 4,968,884
Mueller Water Products, Inc.,
Class
a
A 226,801 5,497,656
Standex International Corp. 29,041 7,119,692
Trinity Industries, Inc. 212,538 5,636,508
Watts Water Technologies, Inc.,
Class
a
A 21,669 5,978,044
69,706,192
Marine Transportation — 1.0%
Matson, Inc. 57,542 6,270,927
Media — 0.9%
John Wiley & Sons, Inc.,
Class
a
A 152,415 5,541,809
Metals & Mining — 1.1%
Materion Corp. 53,956 6,592,884
Multi-Utilities — 4.5%
Avista Corp. 164,735 6,816,734
Black Hills Corp. 101,759 7,508,797
Northwestern Energy Group,
Inc. 104,821 7,242,083
Unitil Corp. 131,370 6,598,715
28,166,329
Professional Services — 2.8%
CSG Systems International, Inc. 93,733 7,383,348
Exponent, Inc. 85,053 6,149,332
Insperity, Inc. 112,492 3,978,842
17,511,522
Investments
Shares Value
Common Stocks (continued)
Residential REITs — 0.9%
NexPoint Residential Trust, Inc.,
REIT 177,937 $ 5,660,176
Retail REITs — 1.0%
Getty Realty Corp., REIT 210,400 5,990,088
Semiconductors & Semiconductor Equipment — 0.7%
Power Integrations, Inc. 135,263 4,544,837
Specialized REITs — 1.9%
Four Corners Property Trust,
Inc., REIT 232,625 5,592,305
Gladstone Land Corp., REIT(a) 676,412 6,297,396
11,889,701
Specialty Retail — 1.4%
Shoe Carnival, Inc. 246,807 4,077,252
Sonic Automotive, Inc., Class
a
A 73,083 4,606,421
8,683,673
Tobacco — 0.9%
Universal Corp. 109,425 5,773,263
Trading Companies & Distributors — 1.7%
GATX Corp. 36,245 5,796,663
McGrath RentCorp 48,338 4,982,681
10,779,344
Water Utilities — 4.7%
American States Water Co. 81,365 6,002,296
California Water Service Group 128,983 5,851,959
H2O America 120,340 5,587,386
Middlesex Water Co. 112,128 5,753,288
York Water Co. (The) 195,867 6,391,140
29,586,069
Total Common Stocks
(Cost $586,509,794)
626,081,126
Securities Lending Reinvestments (b) — 0 .1%
Investment Companies — 0 .1%
Invesco Government & Agency Portfolio,
Institutional Class 3.91% (c)
(Cost $812,450) 812,450 812,450

See accompanying notes to the financial statements.
RUSSELL 2000 DIVIDEND GROWERS ETF :: NOVEMBER 30, 2025 (UNAUDITED)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
90
SMDV
::
Investments
Principal
Amount Value
Short-Term Investments — 0 .1%
Repurchase Agreements (d) — 0 .1%
Repurchase Agreements
with various counterparties,
rates 2.5% - 4.08%, dated
11/28/2025, due 12/1/2025,
total to be received $936,913
(Cost $936,611) $ 936,611
$ 936,611
Total Investments — 100.1%
(Cost $588,258,855) 627,830,187
Liabilities in excess of other assets — (0.1%) (364,699)
Net Assets — 100.0% $ 627,465,488
(a) The security or a portion of this security is on loan at November
30, 2025. The total value of securities on loan at November 30,
2025 was $791,677, collateralized in the form of cash with a value of $812,450 that was reinvested in the securities shown in the Securities Lending Reinvestment section of the Schedule of
Portfolio Investments.
(b) The security was purchased with cash collateral held from securities on loan at November 30, 2025. The total value of
securities purchased was $812,450.
(c) Rate shown is the 7-day yield as of November 30, 2025.
(d) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the
securities subject to repurchase.
Abbreviations
REIT Real Estate Investment Trust
As of November 30, 2025, the gross unrealized appreciation
(depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation $ 91,694,804
Aggregate gross unrealized depreciation (52,942,262)
Net unrealized appreciation $ 38,752,542
Federal income tax cost $ 589,077,645

NOVEMBER 30, 2025 (UNAUDITED) :: RUSSELL 2000 DYNAMIC BUFFER ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
91
RB
::
See accompanying notes to the financial statements.
Investments
Shares Value
Common Stocks — 88 .4%
Aerospace & Defense — 1.6%
AAR Corp.* 12 $ 999
AeroVironment, Inc.* 11 3,074
AerSale Corp.* 7 45
Archer Aviation, Inc., Class
a
A* 203 1,581
Astronics Corp.* 11 600
Byrna Technologies, Inc.* 5 91
Cadre Holdings, Inc. 10 427
Ducommun, Inc.* 5 458
Eve Holding, Inc.* 14 55
Intuitive Machines, Inc.* 33 314
Kratos Defense & Security
Solutions, Inc.* 55 4,186
Mercury Systems, Inc.* 18 1,258
Moog, Inc., Class
a
A 10 2,297
National Presto Industries, Inc. 2 188
Park Aerospace Corp. 6 116
Redwire Corp.* 13 72
Satellogic, Inc., Class
a
A* 20 33
V2X, Inc.* 7 384
Voyager Technologies, Inc.,
Class
a
A* 5 112
VSE Corp. 8 1,442
17,732
Air Freight & Logistics — 0.1%
Forward Air Corp.* 7 161
Hub Group, Inc., Class
a
A 21 810
Radiant Logistics, Inc.* 8 50
1,021
Automobile Components — 0.9%
Adient plc* 26 506
American Axle & Manufacturing
Holdings, Inc.* 35 230
Cooper-Standard Holdings,
Inc.* 6 187
Dana, Inc. 43 964
Dorman Products, Inc.* 10 1,323
Fox Factory Holding Corp.* 11 163
Garrett Motion, Inc. 43 711
Gentherm, Inc.* 11 392
Goodyear Tire & Rubber Co.
(The)* 82 710
Holley, Inc.* 17 72
LCI Industries 9 1,023
Luminar Technologies, Inc.,
Class
a
A(a) 12 11
Motorcar Parts of America, Inc.* 1 13
Patrick Industries, Inc. 11 1,190
Phinia, Inc. 13 703
Solid Power, Inc.* 46 239
Standard Motor Products, Inc. 7 263
Strattec Security Corp.* 1 75
Visteon Corp. 10 1,033
XPEL, Inc.*(b) 8 372
10,180
Investments
Shares Value
Common Stocks (continued)
Automobiles — 0.0%(c)
Faraday Future Intelligent
Electric, Inc., Class
a
A* 27 $ 31
Livewire Group, Inc.* 9 38
Winnebago Industries, Inc. 10 362
431
Banks — 8.7%
1st Source Corp. 6 375
ACNB Corp. 4 194
Amalgamated Financial Corp. 8 235
Amerant Bancorp, Inc., Class
a
A 12 226
Ameris Bancorp 23 1,742
Ames National Corp. 3 65
Arrow Financial Corp. 6 181
Associated Banc-Corp. 55 1,446
Atlantic Union Bankshares
Corp. 48 1,624
Axos Financial, Inc.* 19 1,561
Banc of California, Inc. 41 756
BancFirst Corp. 7 776
Bancorp, Inc. (The)* 16 1,025
Bank First Corp. 3 374
Bank of Hawaii Corp. 14 918
Bank of Marin Bancorp 5 135
Bank of NT Butterfield & Son
Ltd. (The) 15 697
Bank7 Corp. 1 41
BankUnited, Inc. 26 1,123
Bankwell Financial Group, Inc. 2 92
Banner Corp. 12 754
Bar Harbor Bankshares 5 149
BayCom Corp. 4 117
BCB Bancorp, Inc. 1 8
Beacon Financial Corp. 28 717
Blue Foundry Bancorp* 3 34
Blue Ridge Bankshares, Inc. 20 87
Bridgewater Bancshares, Inc.* 6 104
Burke & Herbert Financial
Services Corp. 5 326
Business First Bancshares, Inc. 10 260
BV Financial, Inc.* 3 55
Byline Bancorp, Inc. 11 307
C&F Financial Corp. 1 69
Cadence Bank 62 2,470
California BanCorp* 7 136
Camden National Corp. 6 243
Capital Bancorp, Inc. 4 111
Capital City Bank Group, Inc. 5 210
Capitol Federal Financial, Inc. 38 251
Carter Bankshares, Inc.* 7 129
Cathay General Bancorp 24 1,163
CB Financial Services, Inc. 2 71
Central Pacific Financial Corp. 9 268
CF Bankshares, Inc. 1 24
Chain Bridge Bancorp, Inc.,
Class
a
A* 1 32
Chemung Financial Corp. 1 53

See accompanying notes to the financial statements.
RUSSELL 2000 DYNAMIC BUFFER ETF :: NOVEMBER 30, 2025 (UNAUDITED)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
92
RB
::
Investments
Shares Value
Common Stocks (continued)
ChoiceOne Financial Services,
Inc. 5 $ 152
Citizens & Northern Corp. 5 101
Citizens Community Bancorp,
Inc. 2 34
Citizens Financial Services, Inc. 2 112
City Holding Co. 5 607
Civista Bancshares, Inc. 7 159
CNB Financial Corp. 10 259
Coastal Financial Corp.* 5 557
CoastalSouth Bancshares, Inc.* 2 45
Colony Bankcorp, Inc. 5 86
Columbia Financial, Inc.* 6 95
Community Financial System,
Inc. 19 1,078
Community Trust Bancorp, Inc. 6 333
Community West Bancshares 6 136
ConnectOne Bancorp, Inc. 16 404
Customers Bancorp, Inc.* 10 689
CVB Financial Corp. 42 827
Dime Community Bancshares,
Inc. 14 397
Eagle Bancorp Montana, Inc. 2 33
Eagle Bancorp, Inc. 9 171
Eagle Financial Services, Inc. 2 75
Eastern Bankshares, Inc. 72 1,356
ECB Bancorp, Inc.* 2 35
Enterprise Financial Services
Corp. 13 710
Equity Bancshares, Inc.,
Class
a
A 5 218
Esquire Financial Holdings, Inc. 3 306
Farmers & Merchants Bancorp,
Inc. 4 98
Farmers National Banc Corp. 9 122
FB Bancorp, Inc.* 2 25
FB Financial Corp. 14 782
Fidelity D&D Bancorp, Inc. 2 88
Financial Institutions, Inc. 7 214
Finward Bancorp 1 38
Finwise Bancorp* 3 54
First Bancorp 14 714
First Bancorp 53 1,048
First Bancorp, Inc. (The) 4 102
First Bank 5 79
First Busey Corp. 29 683
First Business Financial
Services, Inc. 3 157
First Capital, Inc. 1 50
First Commonwealth Financial
Corp. 32 520
First Community Bankshares,
Inc. 5 167
First Community Corp. 3 87
First Financial Bancorp 32 796
First Financial Bankshares, Inc. 46 1,437
First Financial Corp. 4 233
First Foundation, Inc.* 18 96
First Internet Bancorp 3 57
First Interstate BancSystem,
Inc., Class
a
A 30 985
Investments
Shares Value
Common Stocks (continued)
First Merchants Corp. 20 $ 737
First Mid Bancshares, Inc. 8 304
First National Corp. 3 73
First Savings Financial Group,
Inc. 2 62
First United Corp. 2 76
First Western Financial, Inc.* 3 73
Firstsun Capital Bancorp* 4 134
Five Star Bancorp 5 172
Flagstar Bank NA 97 1,187
Flushing Financial Corp. 8 131
Franklin Financial Services
Corp. 1 53
FS Bancorp, Inc. 2 82
Fulton Financial Corp. 59 1,071
FVCBankcorp, Inc. 1 13
GBank Financial Holdings, Inc.* 3 102
German American Bancorp, Inc. 13 516
Glacier Bancorp, Inc. 44 1,861
Great Southern Bancorp, Inc. 3 180
Greene County Bancorp, Inc. 2 46
Hancock Whitney Corp. 29 1,757
Hanmi Financial Corp. 10 276
Hanover Bancorp, Inc. 2 45
Hawthorn Bancshares, Inc. 2 68
HBT Financial, Inc. 4 97
Heritage Commerce Corp. 17 185
Heritage Financial Corp. 12 287
Hilltop Holdings, Inc. 16 549
Hingham Institution For Savings
(The) 1 293
Home Bancorp, Inc. 2 111
Home BancShares, Inc. 62 1,740
HomeTrust Bancshares, Inc. 6 246
Hope Bancorp, Inc. 38 404
Horizon Bancorp, Inc. 12 206
Independent Bank Corp. 7 229
Independent Bank Corp. 17 1,225
International Bancshares Corp. 19 1,263
Investar Holding Corp. 3 74
John Marshall Bancorp, Inc. 4 80
Kearny Financial Corp. 16 110
Lakeland Financial Corp. 9 524
Landmark Bancorp, Inc. 2 58
LCNB Corp. 2 32
LINKBANCORP, Inc. 4 30
Live Oak Bancshares, Inc. 12 383
MainStreet Bancshares, Inc. 2 39
Mechanics Bancorp* 2 31
Mercantile Bank Corp. 6 276
Meridian Corp. 2 32
Metrocity Bankshares, Inc. 7 187
Metropolitan Bank Holding
Corp. 3 224
Mid Penn Bancorp, Inc. 7 204
Middlefield Banc Corp. 3 104
Midland States Bancorp, Inc. 5 81
MidWestOne Financial Group,
Inc. 6 237
MVB Financial Corp. 4 108

See accompanying notes to the financial statements.
NOVEMBER 30, 2025 (UNAUDITED) :: RUSSELL 2000 DYNAMIC BUFFER ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
93
RB
::
Investments
Shares Value
Common Stocks (continued)
National Bank Holdings Corp.,
Class
a
A 13 $ 484
National Bankshares, Inc. 2 59
NB Bancorp, Inc. 13 255
NBT Bancorp, Inc. 18 746
Nicolet Bankshares, Inc. 5 630
Northeast Bank 3 267
Northeast Community Bancorp,
Inc. 4 85
Northfield Bancorp, Inc. 9 97
Northpointe Bancshares, Inc. 3 52
Northrim Bancorp, Inc. 8 196
Northwest Bancshares, Inc. 46 550
Norwood Financial Corp. 3 86
Oak Valley Bancorp 2 56
OceanFirst Financial Corp. 18 339
OFG Bancorp 16 636
Ohio Valley Banc Corp. 1 39
Old National Bancorp 116 2,521
Old Second Bancorp, Inc. 17 320
Orange County Bancorp, Inc. 4 108
Origin Bancorp, Inc. 10 364
Orrstown Financial Services,
Inc. 7 250
Park National Corp. 5 768
Parke Bancorp, Inc. 3 69
Pathward Financial, Inc. 8 575
Patriot National Bancorp, Inc.* 14 20
PCB Bancorp 4 87
Peapack-Gladstone Financial
Corp. 6 162
Peoples Bancorp of North
Carolina, Inc. 1 33
Peoples Bancorp, Inc. 12 356
Peoples Financial Services
Corp. 3 146
Plumas Bancorp 2 87
Ponce Financial Group, Inc.* 4 64
Preferred Bank 4 378
Primis Financial Corp. 4 45
Princeton Bancorp, Inc. 2 69
Provident Financial Services,
Inc. 41 786
QCR Holdings, Inc. 6 490
RBB Bancorp 6 119
Red River Bancshares, Inc. 2 140
Renasant Corp. 32 1,134
Republic Bancorp, Inc., Class
a
A 3 207
Riverview Bancorp, Inc. 3 16
S&T Bancorp, Inc. 13 513
SB Financial Group, Inc. 2 43
Seacoast Banking Corp. of
Florida 29 915
ServisFirst Bancshares, Inc. 18 1,280
Shore Bancshares, Inc. 10 175
Sierra Bancorp 4 124
Simmons First National Corp.,
Class
a
A 46 853
SmartFinancial, Inc. 5 181
Sound Financial Bancorp, Inc. 1 44
South Plains Financial, Inc. 4 151
Investments
Shares Value
Common Stocks (continued)
Southern First Bancshares,
Inc.* 3 $ 152
Southern Missouri Bancorp,
Inc. 3 169
Southside Bancshares, Inc. 10 293
SR Bancorp, Inc. 1 15
Stellar Bancorp, Inc. 16 506
Stock Yards Bancorp, Inc. 9 596
Texas Capital Bancshares, Inc.* 16 1,443
Third Coast Bancshares, Inc.* 4 152
Timberland Bancorp, Inc. 3 103
Tompkins Financial Corp. 5 346
Towne Bank 26 872
TriCo Bancshares 11 529
Triumph Financial, Inc.* 8 437
TrustCo Bank Corp. 7 295
Trustmark Corp. 20 778
UMB Financial Corp. 25 2,777
Union Bankshares, Inc. 1 23
United Bankshares, Inc. 48 1,788
United Community Banks, Inc. 42 1,284
United Security Bancshares 1 10
Unity Bancorp, Inc. 3 150
Univest Financial Corp. 10 318
USCB Financial Holdings, Inc. 4 71
Valley National Bancorp 158 1,789
Virginia National Bankshares
Corp. 2 81
WaFd, Inc. 27 855
Washington Trust Bancorp, Inc. 7 199
WesBanco, Inc. 32 1,033
West Bancorp, Inc. 5 111
Westamerica Bancorp 9 432
Western New England Bancorp,
Inc. 2 24
WSFS Financial Corp. 20 1,116
94,926
Beverages — 0.1%
MGP Ingredients, Inc. 5 114
National Beverage Corp.* 8 273
Vita Coco Co., Inc. (The)* 15 801
Zevia PBC, Class
a
A* 8 21
1,209
Biotechnology — 8.0%
4D Molecular Therapeutics,
Inc.* 10 117
Abeona Therapeutics, Inc.* 11 56
Absci Corp.* 41 130
ACADIA Pharmaceuticals, Inc.* 40 1,002
ADC Therapeutics SA* 21 90
ADMA Biologics, Inc.* 76 1,458
Agios Pharmaceuticals, Inc.* 19 555
Akebia Therapeutics, Inc.* 78 123
Akero Therapeutics, Inc.* 24 1,305
Aldeyra Therapeutics, Inc.* 15 82
Alector, Inc.* 20 27
Alkermes plc* 54 1,597
Allogene Therapeutics, Inc.* 46 67

See accompanying notes to the financial statements.
RUSSELL 2000 DYNAMIC BUFFER ETF :: NOVEMBER 30, 2025 (UNAUDITED)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
94
RB
::
Investments
Shares Value
Common Stocks (continued)
Altimmune, Inc.* 23 $ 121
Amicus Therapeutics, Inc.* 88 874
AnaptysBio, Inc.* 7 292
Anavex Life Sciences Corp.(a) 24 92
Annexon, Inc.* 28 126
Apogee Therapeutics, Inc.* 11 792
Arbutus Biopharma Corp.* 46 203
Arcellx, Inc.* 12 873
Arcturus Therapeutics Holdings,
Inc.* 5 34
Arcus Biosciences, Inc.* 23 600
Arcutis Biotherapeutics, Inc.* 36 1,103
Ardelyx, Inc.* 73 423
ArriVent Biopharma, Inc.* 9 206
Arrowhead Pharmaceuticals,
Inc.* 41 2,161
ARS Pharmaceuticals, Inc.* 17 162
Astria Therapeutics, Inc.* 9 114
aTyr Pharma, Inc.* 25 19
Aura Biosciences, Inc.* 11 73
Aurinia Pharmaceuticals, Inc.* 37 596
Avidity Biosciences, Inc.* 35 2,509
Beam Therapeutics, Inc.* 32 811
Benitec Biopharma, Inc.* 1 13
Bicara Therapeutics, Inc.* 11 204
BioCryst Pharmaceuticals, Inc.* 65 467
Biohaven Ltd.* 27 271
Bridgebio Pharma, Inc.* 52 3,744
Bright Minds Biosciences, Inc.* 2 140
Candel Therapeutics, Inc.* 11 52
Capricor Therapeutics, Inc.(a) 9 48
Cardiff Oncology, Inc.* 18 41
CareDx, Inc.* 16 286
Catalyst Pharmaceuticals, Inc.* 37 866
Celcuity, Inc.* 10 1,011
Celldex Therapeutics, Inc.* 22 594
CG oncology, Inc.* 20 897
Cidara Therapeutics, Inc.* 5 1,099
Cogent Biosciences, Inc.* 47 1,890
Coherus Oncology, Inc.(a) 32 44
Compass Therapeutics, Inc.* 30 174
Corvus Pharmaceuticals, Inc.* 17 156
CRISPR Therapeutics AG* 28 1,497
Cullinan Therapeutics, Inc.* 14 159
Cytokinetics, Inc.* 40 2,725
Day One Biopharmaceuticals,
Inc.* 21 199
Denali Therapeutics, Inc.* 42 818
Design Therapeutics, Inc.* 4 38
DiaMedica Therapeutics, Inc.* 7 60
Dianthus Therapeutics, Inc.* 6 264
Disc Medicine, Inc.* 8 747
Dynavax Technologies Corp.* 31 352
Dyne Therapeutics, Inc.* 35 766
Editas Medicine, Inc.* 24 58
Eledon Pharmaceuticals, Inc.* 16 26
Emergent BioSolutions, Inc.* 15 168
Enanta Pharmaceuticals, Inc.* 3 42
Entrada Therapeutics, Inc.* 6 62
Erasca, Inc.* 53 168
Investments
Shares Value
Common Stocks (continued)
Fate Therapeutics, Inc.* 33 $ 38
Fennec Pharmaceuticals, Inc.* 4 33
Foghorn Therapeutics, Inc.* 7 33
Geron Corp.* 177 209
Gossamer Bio, Inc.* 58 194
GRAIL, Inc.* 11 1,214
Heron Therapeutics, Inc.* 46 53
Humacyte, Inc.(a) 39 53
Ideaya Biosciences, Inc.* 27 962
ImmunityBio, Inc.(a) 72 170
Immunome, Inc.* 24 442
Immunovant, Inc.* 23 555
Inhibikase Therapeutics, Inc.* 17 26
Inhibrx Biosciences, Inc.* 3 252
Inmune Bio, Inc.* 3 5
Intellia Therapeutics, Inc.* 30 270
Iovance Biotherapeutics, Inc.* 82 203
Ironwood Pharmaceuticals,
Inc., Class
a
A* 49 171
Jade Biosciences, Inc. 7 90
Janux Therapeutics, Inc.* 14 477
KalVista Pharmaceuticals, Inc.* 9 130
Keros Therapeutics, Inc.* 11 192
Kodiak Sciences, Inc.* 10 230
Krystal Biotech, Inc.* 9 1,962
Kura Oncology, Inc.* 23 279
Kymera Therapeutics, Inc.* 18 1,222
Larimar Therapeutics, Inc.* 12 42
Lexeo Therapeutics, Inc.* 5 49
Madrigal Pharmaceuticals, Inc.* 7 4,179
MannKind Corp.* 97 519
MeiraGTx Holdings plc* 11 91
MiMedx Group, Inc.* 36 248
Mineralys Therapeutics, Inc.* 14 604
Mirum Pharmaceuticals, Inc.* 14 1,023
Monopar Therapeutics, Inc.* 1 86
Monte Rosa Therapeutics, Inc.* 12 194
Myriad Genetics, Inc.* 27 206
Neurogene, Inc.* 3 63
Nkarta, Inc.* 11 21
Novavax, Inc.* 46 324
Nurix Therapeutics, Inc.* 23 407
Nuvalent, Inc., Class
a
A* 15 1,640
Olema Pharmaceuticals, Inc.* 20 566
Organogenesis Holdings, Inc.,
Class
a
A* 20 104
ORIC Pharmaceuticals, Inc.* 16 190
Oruka Therapeutics, Inc.* 10 301
Palvella Therapeutics, Inc.* 2 206
Perspective Therapeutics, Inc.* 17 40
Praxis Precision Medicines,
Inc.* 7 1,375
Precigen, Inc.* 46 176
Prime Medicine, Inc.* 22 84
Protagonist Therapeutics, Inc.* 20 1,800
Protalix BioTherapeutics, Inc.* 20 36
Protara Therapeutics, Inc.* 7 52
Prothena Corp. plc* 10 107
PTC Therapeutics, Inc.* 26 2,236
Puma Biotechnology, Inc.* 11 56

See accompanying notes to the financial statements.
NOVEMBER 30, 2025 (UNAUDITED) :: RUSSELL 2000 DYNAMIC BUFFER ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
95
RB
::
Investments
Shares Value
Common Stocks (continued)
Recursion Pharmaceuticals,
Inc., Class
a
A* 119 $ 551
REGENXBIO, Inc.* 12 161
Relay Therapeutics, Inc.* 41 325
Replimune Group, Inc.* 20 200
Rezolute, Inc.* 22 214
Rhythm Pharmaceuticals, Inc.* 18 1,964
Rigel Pharmaceuticals, Inc.* 6 303
Rocket Pharmaceuticals, Inc.* 25 85
Sana Biotechnology, Inc.* 42 181
Savara, Inc.* 35 220
Scholar Rock Holding Corp.* 27 1,190
SELLAS Life Sciences Group,
Inc.* 30 49
Sionna Therapeutics, Inc.* 4 174
Soleno Therapeutics, Inc.* 15 757
Solid Biosciences, Inc.* 17 92
Spyre Therapeutics, Inc.* 17 510
Stoke Therapeutics, Inc.* 16 495
Syndax Pharmaceuticals, Inc.* 27 535
Tango Therapeutics, Inc.* 21 229
Taysha Gene Therapies, Inc.* 66 313
Tectonic Therapeutic, Inc.* 4 86
Tevogen Bio Holdings, Inc.* 4 2
TG Therapeutics, Inc.* 48 1,596
Travere Therapeutics, Inc.* 30 1,062
TriSalus Life Sciences, Inc.* 3 21
TuHURA Biosciences, Inc.* 5 10
Twist Bioscience Corp.* 21 672
Tyra Biosciences, Inc.* 8 180
Upstream Bio, Inc.* 11 315
UroGen Pharma Ltd.* 13 375
Vanda Pharmaceuticals, Inc.* 15 80
Vaxcyte, Inc.* 39 1,935
Vera Therapeutics, Inc.,
Class
a
A* 18 607
Veracyte, Inc.* 26 1,231
Verastem, Inc.* 12 128
Vericel Corp.* 18 724
Vir Biotechnology, Inc.* 26 167
Viridian Therapeutics, Inc.* 24 767
Voyager Therapeutics, Inc.* 12 49
Xencor, Inc.* 21 364
Xenon Pharmaceuticals, Inc.* 26 1,163
XOMA Royalty Corp.* 3 96
Zenas Biopharma, Inc.* 6 233
Zymeworks, Inc.* 16 427
86,267
Broadline Retail — 0.1%
Groupon, Inc., Class
a
A* 7 118
Kohl's Corp. 35 861
Savers Value Village, Inc.* 9 82
1,061
Building Products — 1.4%
American Woodmark Corp.* 5 276
Apogee Enterprises, Inc. 7 255
AZZ, Inc. 10 1,054
CSW Industrials, Inc. 6 1,631
Investments
Shares Value
Common Stocks (continued)
Gibraltar Industries, Inc.* 10 $ 500
Griffon Corp. 13 975
Insteel Industries, Inc. 7 214
Janus International Group, Inc.* 42 261
JELD-WEN Holding, Inc.* 25 67
Masterbrand, Inc.* 39 432
Modine Manufacturing Co.* 18 2,918
Quanex Building Products
Corp. 12 155
Resideo Technologies, Inc.* 47 1,551
Tecnoglass, Inc. 9 448
UFP Industries, Inc. 21 1,953
Zurn Elkay Water Solutions
Corp. 50 2,385
15,075
Capital Markets — 1.4%
Acadian Asset Management,
Inc. 9 404
AlTi Global, Inc.* 11 44
Artisan Partners Asset
Management, Inc., Class
a
A 22 913
Bakkt Holdings, Inc., Class
a
A* 1 16
BGC Group, Inc., Class
a
A 118 1,027
Cohen & Steers, Inc. 10 633
Diamond Hill Investment Group,
Inc. 1 118
DigitalBridge Group, Inc. 52 505
Donnelley Financial Solutions,
Inc.* 9 442
Forge Global Holdings, Inc.* 4 177
GCM Grosvenor, Inc., Class
a
A 13 143
Marex Group plc 19 661
Moelis & Co., Class
a
A 26 1,668
Open Lending Corp.* 31 59
P10, Inc., Class
a
A 16 150
Patria Investments Ltd., Class
a
A 19 286
Perella Weinberg Partners,
Class
a
A 19 347
Piper Sandler Cos. 6 2,015
PJT Partners, Inc., Class
a
A 8 1,344
Siebert Financial Corp.* 1 3
StepStone Group, Inc., Class
a
A 24 1,516
StoneX Group, Inc.* 16 1,450
Victory Capital Holdings, Inc.,
Class
a
A 15 943
Virtus Investment Partners, Inc. 2 319
Westwood Holdings Group, Inc. 2 34
WisdomTree, Inc. 37 408
15,625
Chemicals — 1.3%
AdvanSix, Inc. 5 77
American Vanguard Corp.* 5 23
Arq, Inc.* 7 26
ASP Isotopes, Inc.* 22 137
Aspen Aerogels, Inc.* 19 61
Avient Corp. 31 948
Balchem Corp. 11 1,718
Cabot Corp. 19 1,189

See accompanying notes to the financial statements.
RUSSELL 2000 DYNAMIC BUFFER ETF :: NOVEMBER 30, 2025 (UNAUDITED)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
96
RB
::
Investments
Shares Value
Common Stocks (continued)
Chemours Co. (The) 48 $ 614
Core Molding Technologies,
Inc.* 3 57
Ecovyst, Inc.* 36 331
Flotek Industries, Inc.* 1 14
Hawkins, Inc. 7 910
HB Fuller Co. 19 1,107
Ingevity Corp.* 13 679
Innospec, Inc. 9 673
Intrepid Potash, Inc.* 4 101
Koppers Holdings, Inc. 7 208
Kronos Worldwide, Inc. 4 20
LSB Industries, Inc.* 15 134
Mativ Holdings, Inc. 15 188
Minerals Technologies, Inc. 11 645
Orion SA 15 76
Perimeter Solutions, Inc.* 46 1,283
PureCycle Technologies, Inc.* 40 352
Quaker Chemical Corp. 5 689
Rayonier Advanced Materials,
Inc.* 19 124
Sensient Technologies Corp. 15 1,463
Solesence, Inc.* 3 7
Stepan Co. 8 363
Trinseo plc 8 8
Tronox Holdings plc 37 153
14,378
Commercial Services & Supplies — 1.2%
ABM Industries, Inc. 22 946
ACCO Brands Corp. 26 89
ACV Auctions, Inc., Class
a
A* 51 400
BrightView Holdings, Inc.* 21 265
Brink's Co. (The) 15 1,685
Casella Waste Systems, Inc.,
Class
a
A* 22 2,121
Cimpress plc* 5 344
CompX International, Inc. 1 23
CoreCivic, Inc.* 34 614
Deluxe Corp. 14 284
Ennis, Inc. 8 140
Enviri Corp.* 24 440
GEO Group, Inc. (The)* 43 678
Healthcare Services Group,
Inc.* 22 413
HNI Corp. 16 664
Interface, Inc., Class
a
A 20 558
Liquidity Services, Inc.* 8 240
MillerKnoll, Inc. 20 317
Mobile Infrastructure Corp.,
Class
a
A* 1 3
Montrose Environmental Group,
Inc.* 11 282
OPENLANE, Inc.* 36 916
Perma-Fix Environmental
Services, Inc.* 2 25
Pitney Bowes, Inc. 53 523
Quad/Graphics, Inc. 6 34
Steelcase, Inc., Class
a
A 25 407
UniFirst Corp. 5 863
Investments
Shares Value
Common Stocks (continued)
Vestis Corp. 35 $ 227
13,501
Communications Equipment — 0.8%
ADTRAN Holdings, Inc.* 22 174
Applied Optoelectronics, Inc.* 18 482
Aviat Networks, Inc.* 4 88
BK Technologies Corp.* 1 64
Calix, Inc.* 21 1,161
Clearfield, Inc.* 4 117
CommScope Holding Co., Inc.* 70 1,382
Digi International, Inc.* 13 544
Extreme Networks, Inc.* 42 735
Harmonic, Inc.* 34 325
NETGEAR, Inc.* 10 265
NetScout Systems, Inc.* 23 618
Ribbon Communications, Inc.* 28 80
Viasat, Inc.* 40 1,373
Viavi Solutions, Inc.* 72 1,292
8,700
Construction & Engineering — 2.3%
Ameresco, Inc., Class
a
A* 11 382
Arcosa, Inc. 17 1,811
Argan, Inc. 5 1,976
Bowman Consulting Group
Ltd., Class
a
A* 5 181
Centuri Holdings, Inc.* 24 540
Concrete Pumping Holdings,
Inc. 4 25
Construction Partners, Inc.,
Class
a
A* 16 1,744
Dycom Industries, Inc.* 10 3,615
Fluor Corp.* 54 2,318
Granite Construction, Inc. 15 1,613
Great Lakes Dredge & Dock
Corp.* 19 243
IES Holdings, Inc.* 3 1,256
Limbach Holdings, Inc.* 4 283
Matrix Service Co.* 5 58
MYR Group, Inc.* 5 1,121
NWPX Infrastructure, Inc.* 3 176
Orion Group Holdings, Inc.* 9 90
Primoris Services Corp. 19 2,405
Sterling Infrastructure, Inc.* 10 3,443
Tutor Perini Corp.* 16 1,097
24,377
Construction Materials — 0.2%
Knife River Corp.* 20 1,497
Smith-Midland Corp.* 1 35
Titan America SA 5 81
United States Lime & Minerals,
Inc. 4 486
2,099
Consumer Finance — 0.9%
Atlanticus Holdings Corp.* 2 118
Bread Financial Holdings, Inc. 16 1,084
Dave, Inc.* 3 655

See accompanying notes to the financial statements.
NOVEMBER 30, 2025 (UNAUDITED) :: RUSSELL 2000 DYNAMIC BUFFER ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
97
RB
::
Investments
Shares Value
Common Stocks (continued)
Encore Capital Group, Inc.* 8 $ 415
Enova International, Inc.* 8 1,049
FirstCash Holdings, Inc. 14 2,218
Green Dot Corp., Class
a
A* 15 188
Jefferson Capital, Inc. 4 84
LendingClub Corp.* 36 651
LendingTree, Inc.* 4 228
Medallion Financial Corp. 2 20
Navient Corp. 20 248
Nelnet, Inc., Class
a
A 5 646
NerdWallet, Inc., Class
a
A* 10 150
Oportun Financial Corp.* 10 52
OppFi, Inc. 5 49
PRA Group, Inc.* 10 162
PROG Holdings, Inc. 14 403
Regional Management Corp. 3 114
Upstart Holdings, Inc.* 28 1,259
World Acceptance Corp.* 1 155
9,948
Consumer Staples Distribution & Retail — 0.4%
Andersons, Inc. (The) 11 566
Chefs' Warehouse, Inc. (The)* 13 797
Grocery Outlet Holding Corp.* 28 312
HF Foods Group, Inc.* 10 25
Ingles Markets, Inc., Class
a
A 5 385
Natural Grocers by Vitamin
Cottage, Inc. 4 111
PriceSmart, Inc. 9 1,108
United Natural Foods, Inc.* 21 783
Village Super Market, Inc.,
Class
a
A 3 104
Weis Markets, Inc. 6 390
4,581
Containers & Packaging — 0.2%
Ardagh Metal Packaging SA 43 161
Greif, Inc., Class
a
A 9 591
Greif, Inc., Class
a
B 2 142
Myers Industries, Inc. 12 217
O-I Glass, Inc.* 49 661
Ranpak Holdings Corp.,
Class
a
A* 12 59
TriMas Corp. 12 409
2,240
Distributors — 0.1%
A-Mark Precious Metals, Inc. 7 201
GigaCloud Technology, Inc.,
Class
a
A* 9 334
Weyco Group, Inc. 2 60
595
Diversified Consumer Services — 0.9%
Adtalem Global Education, Inc.* 12 1,111
American Public Education,
Inc.* 6 209
Carriage Services, Inc., Class
a
A 5 217
Coursera, Inc.* 43 342
Driven Brands Holdings, Inc.* 17 248
Investments
Shares Value
Common Stocks (continued)
European Wax Center, Inc.,
Class
a
A* 6 $ 23
Frontdoor, Inc.* 26 1,402
Graham Holdings Co., Class
a
B 1 1,107
KinderCare Learning Cos., Inc.* 7 28
Laureate Education, Inc.* 44 1,360
Lincoln Educational Services
Corp.* 9 185
Matthews International Corp.,
Class
a
A 10 245
McGraw Hill, Inc.* 7 123
Mister Car Wash, Inc.* 30 160
Nerdy, Inc.* 17 23
OneSpaWorld Holdings Ltd. 29 592
Perdoceo Education Corp. 22 615
Strategic Education, Inc. 8 624
Stride, Inc.* 15 953
Udemy, Inc.* 29 147
Universal Technical Institute,
Inc.* 15 345
10,059
Diversified REITs — 0.5%
Alexander & Baldwin, Inc., REIT 22 344
Alpine Income Property Trust,
Inc., REIT 3 52
American Assets Trust, Inc.,
REIT 17 331
Armada Hoffler Properties, Inc.,
REIT 23 151
Broadstone Net Lease, Inc.,
REIT 61 1,072
CTO Realty Growth, Inc., REIT 10 181
Essential Properties Realty
Trust, Inc., REIT 65 2,058
Gladstone Commercial Corp.,
REIT 12 133
Global Net Lease, Inc., REIT 62 509
NexPoint Diversified Real
Estate Trust, REIT 8 23
4,854
Diversified Telecommunication Services — 0.5%
Anterix, Inc.* 4 82
ATN International, Inc. 3 63
Bandwidth, Inc., Class
a
A* 6 85
Cogent Communications
Holdings, Inc. 13 248
Globalstar, Inc.* 18 1,094
IDT Corp., Class
a
B 6 299
Liberty Latin America Ltd.,
Class
a
A* 6 52
Liberty Latin America Ltd.,
Class
a
C* 39 341
Lumen Technologies, Inc.* 315 2,555
Shenandoah
Telecommunications Co. 14 153
Uniti Group, Inc. 43 274
5,246

See accompanying notes to the financial statements.
RUSSELL 2000 DYNAMIC BUFFER ETF :: NOVEMBER 30, 2025 (UNAUDITED)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
98
RB
::
Investments
Shares Value
Common Stocks (continued)
Electric Utilities — 1.1%
ALLETE, Inc. 20 $ 1,352
Genie Energy Ltd., Class
a
B 3 43
Hawaiian Electric Industries,
Inc.* 56 659
MGE Energy, Inc. 13 1,077
Oklo, Inc., Class
a
A(a) 37 3,381
Otter Tail Corp. 13 1,069
Portland General Electric Co. 38 1,931
TXNM Energy, Inc. 33 1,929
11,441
Electrical Equipment — 2.3%
Allient, Inc. 5 269
American Superconductor
Corp.* 15 466
Amprius Technologies, Inc.* 28 317
Array Technologies, Inc.* 46 346
Atkore, Inc. 12 803
Bloom Energy Corp., Class
a
A* 71 7,756
EnerSys 13 1,860
Enovix Corp.* 50 390
Eos Energy Enterprises, Inc.* 94 1,415
Fluence Energy, Inc.* 24 471
Hyliion Holdings Corp.* 38 72
KULR Technology Group, Inc.* 9 29
LSI Industries, Inc. 8 146
NANO Nuclear Energy, Inc.(a) 11 360
Net Power, Inc.* 8 23
Nextpower, Inc., Class
a
A* 48 4,398
NuScale Power Corp., Class
a
A* 40 800
Plug Power, Inc.(a) 360 724
Powell Industries, Inc. 3 970
Power Solutions International,
Inc.* 2 108
Preformed Line Products Co. 1 205
Shoals Technologies Group,
Inc., Class
a
A* 51 428
SKYX Platforms Corp.* 18 39
SunPower, Inc.* 17 29
Sunrun, Inc.* 68 1,377
T1 Energy, Inc.* 34 140
Thermon Group Holdings, Inc.* 11 386
Vicor Corp.* 8 715
25,042
Electronic Equipment, Instruments & Components — 3.2%
908 Devices, Inc.* 6 38
Advanced Energy Industries,
Inc. 13 2,745
Aeva Technologies, Inc.* 7 78
Arlo Technologies, Inc.* 31 449
Badger Meter, Inc. 10 1,785
Bel Fuse, Inc., Class
a
A 1 132
Bel Fuse, Inc., Class
a
B 4 616
Belden, Inc. 14 1,588
Benchmark Electronics, Inc. 12 539
Climb Global Solutions, Inc. 1 101
CTS Corp. 10 423
Investments
Shares Value
Common Stocks (continued)
Daktronics, Inc.* 12 $ 227
ePlus, Inc. 9 806
Evolv Technologies Holdings,
Inc.* 35 224
Fabrinet* 13 5,971
Frequency Electronics, Inc.* 2 57
Insight Enterprises, Inc.* 10 866
Itron, Inc.* 16 1,585
Kimball Electronics, Inc.* 9 260
Knowles Corp.* 29 652
Methode Electronics, Inc. 8 61
MicroVision, Inc.* 78 73
Mirion Technologies, Inc.,
Class
a
A* 77 2,004
M-Tron Industries, Inc.* 1 52
Napco Security Technologies,
Inc. 12 485
nLight, Inc.* 17 599
Novanta, Inc.* 13 1,478
OSI Systems, Inc.* 6 1,625
Ouster, Inc.* 17 390
PC Connection, Inc. 4 232
Plexus Corp.* 9 1,287
Powerfleet, Inc.* 38 189
Red Cat Holdings, Inc.* 25 185
Rogers Corp.* 6 503
Sanmina Corp.* 18 2,811
ScanSource, Inc.* 7 288
TTM Technologies, Inc.* 34 2,386
Vishay Intertechnology, Inc. 37 506
Vishay Precision Group, Inc.* 4 137
Vuzix Corp.* 18 48
34,481
Energy Equipment & Services — 1.5%
Archrock, Inc. 54 1,325
Atlas Energy Solutions, Inc.,
Class
a
A 22 190
Borr Drilling Ltd. 78 258
Bristow Group, Inc., Class
a
A* 10 375
Cactus, Inc., Class
a
A 24 1,030
Core Laboratories, Inc. 12 181
DMC Global, Inc.* 3 19
Expro Group Holdings NV* 32 446
Flowco Holdings, Inc., Class
a
A 6 102
Forum Energy Technologies,
Inc.* 4 126
Helix Energy Solutions Group,
Inc.* 43 286
Helmerich & Payne, Inc. 33 921
Innovex International, Inc.* 14 308
Kodiak Gas Services, Inc. 26 915
Liberty Energy, Inc., Class
a
A 50 889
Mammoth Energy Services,
Inc.* 4 7
Nabors Industries Ltd.* 5 249
National Energy Services
Reunited Corp.* 17 237
Natural Gas Services Group,
Inc. 4 124
Noble Corp. plc 43 1,317

See accompanying notes to the financial statements.
NOVEMBER 30, 2025 (UNAUDITED) :: RUSSELL 2000 DYNAMIC BUFFER ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
99
RB
::
Investments
Shares Value
Common Stocks (continued)
Oceaneering International, Inc.* 32 $ 781
Oil States International, Inc.* 16 101
Patterson-UTI Energy, Inc. 115 668
ProPetro Holding Corp.* 23 220
Ranger Energy Services, Inc.,
Class
a
A 3 41
RPC, Inc. 26 138
SEACOR Marine Holdings, Inc.* 3 21
Seadrill Ltd.* 22 672
Select Water Solutions, Inc.,
Class
a
A 28 283
Solaris Energy Infrastructure,
Inc., Class
a
A 13 623
TETRA Technologies, Inc.* 39 303
Tidewater, Inc.* 17 918
Transocean Ltd.* 279 1,230
Valaris Ltd.* 22 1,241
16,545
Entertainment — 0.5%
AMC Entertainment Holdings,
Inc., Class
a
A* 140 343
Atlanta Braves Holdings, Inc.,
Class
a
A* 2 87
Atlanta Braves Holdings, Inc.,
Class
a
C* 16 637
Cinemark Holdings, Inc. 35 958
CuriosityStream, Inc. 7 34
Eventbrite, Inc., Class
a
A* 22 55
Gaia, Inc., Class
a
A* 2 8
Golden Matrix Group, Inc.* 3 2
IMAX Corp.* 15 557
Lionsgate Studios Corp.* 64 477
Madison Square Garden
Entertainment Corp., Class
a
A* 14 693
Marcus Corp. (The) 5 78
Playstudios, Inc.* 24 15
Playtika Holding Corp. 16 65
Reservoir Media, Inc.* 3 23
Sphere Entertainment Co.* 10 846
4,878
Financial Services — 1.9%
Acacia Research Corp.* 8 30
Alerus Financial Corp. 8 172
Banco Latinoamericano de
Comercio Exterior SA,
Class
a
E 10 449
Better Home & Finance Holding
Co.* 2 97
Burford Capital Ltd. 62 593
Cannae Holdings, Inc. 16 258
Cantaloupe, Inc.* 17 181
Cass Information Systems, Inc. 4 168
Compass Diversified Holdings 19 140
Enact Holdings, Inc. 10 387
Essent Group Ltd. 33 2,071
EVERTEC, Inc. 22 636
Federal Agricultural Mortgage
Corp., Class
a
C 3 515
Investments
Shares Value
Common Stocks (continued)
Finance of America Cos., Inc.,
Class
a
A* 2 $ 48
Flywire Corp.* 36 504
HA Sustainable Infrastructure
Capital, Inc. 41 1,409
International Money Express,
Inc.* 6 91
Jackson Financial, Inc., Class
a
A 25 2,450
loanDepot, Inc., Class
a
A* 24 68
Marqeta, Inc., Class
a
A* 124 594
Merchants Bancorp 9 294
NCR Atleos Corp.* 26 964
NewtekOne, Inc. 5 53
NMI Holdings, Inc., Class
a
A* 26 992
Onity Group, Inc.* 2 89
Pagseguro Digital Ltd., Class
a
A 56 587
Payoneer Global, Inc.* 90 520
Paysafe Ltd.* 7 54
Paysign, Inc.* 8 42
PennyMac Financial Services,
Inc. 10 1,346
Priority Technology Holdings,
Inc.* 5 29
Radian Group, Inc. 46 1,635
Remitly Global, Inc.* 53 718
Repay Holdings Corp., Class
a
A* 22 73
Security National Financial
Corp., Class
a
A* 2 17
Sezzle, Inc.* 6 371
StoneCo Ltd., Class
a
A* 83 1,399
Triller Group, Inc.* 29 12
Velocity Financial, Inc.* 3 58
Walker & Dunlop, Inc. 12 776
Waterstone Financial, Inc. 2 31
20,921
Food Products — 0.6%
Alico, Inc. 2 70
B&G Foods, Inc. 22 101
Beyond Meat, Inc.* 22 22
BRC, Inc., Class
a
A* 29 37
Calavo Growers, Inc. 6 123
Cal-Maine Foods, Inc. 16 1,333
Dole plc 21 304
Fresh Del Monte Produce, Inc. 12 434
Hain Celestial Group, Inc. (The)* 27 30
J & J Snack Foods Corp. 5 462
John B Sanfilippo & Son, Inc. 3 218
Lifeway Foods, Inc.* 2 50
Limoneira Co. 2 28
Mama's Creations, Inc.* 8 90
Marzetti Co. (The) 7 1,169
Mission Produce, Inc.* 11 132
Seneca Foods Corp., Class
a
A* 2 242
Simply Good Foods Co. (The)* 29 571
SunOpta, Inc.* 28 105
Tootsie Roll Industries, Inc. 6 230
TreeHouse Foods, Inc.* 17 406
Utz Brands, Inc. 21 203
Vital Farms, Inc.* 12 392

See accompanying notes to the financial statements.
RUSSELL 2000 DYNAMIC BUFFER ETF :: NOVEMBER 30, 2025 (UNAUDITED)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
100
RB
::
Investments
Shares Value
Common Stocks (continued)
Westrock Coffee Co.(a) 9 $ 39
6,791
Gas Utilities — 1.0%
Brookfield Infrastructure Corp.,
Class
a
A 41 1,872
Chesapeake Utilities Corp. 8 1,112
New Jersey Resources Corp. 34 1,635
Northwest Natural Holding Co. 14 693
ONE Gas, Inc. 21 1,758
RGC Resources, Inc. 3 68
Southwest Gas Holdings, Inc. 23 1,910
Spire, Inc. 20 1,773
10,821
Ground Transportation — 0.2%
ArcBest Corp. 8 513
Covenant Logistics Group, Inc.,
Class
a
A 6 120
FTAI Infrastructure, Inc. 33 141
Heartland Express, Inc. 13 102
Hertz Global Holdings, Inc.* 36 189
Marten Transport Ltd. 16 164
Proficient Auto Logistics, Inc.* 5 41
RXO, Inc.* 52 687
Werner Enterprises, Inc. 19 486
2,443
Health Care Equipment & Supplies — 2.4%
Accuray, Inc.* 30 32
Acme United Corp. 1 37
Alphatec Holdings, Inc.* 37 834
AngioDynamics, Inc.* 10 124
Anteris Technologies Global
Corp.* 8 33
Artivion, Inc.* 13 607
AtriCure, Inc.* 17 614
Avanos Medical, Inc.* 12 141
Axogen, Inc.* 15 430
Beta Bionics, Inc.* 13 407
Bioventus, Inc., Class
a
A* 12 91
Butterfly Network, Inc.* 59 183
Ceribell, Inc.* 7 119
Cerus Corp.* 57 100
ClearPoint Neuro, Inc.* 5 72
CONMED Corp. 11 478
CVRx, Inc.* 2 20
Delcath Systems, Inc.* 6 58
Electromed, Inc.* 2 54
Embecta Corp. 16 204
Enovis Corp.* 20 605
Glaukos Corp.* 20 2,126
Haemonetics Corp.* 17 1,383
ICU Medical, Inc.* 8 1,188
Inogen, Inc.* 4 28
Integer Holdings Corp.* 12 866
Integra LifeSciences Holdings
Corp.* 19 249
iRadimed Corp. 3 280
iRhythm Technologies, Inc.* 11 2,068
Investments
Shares Value
Common Stocks (continued)
Kestra Medical Technologies
Ltd.* 5 $ 135
KORU Medical Systems, Inc.* 11 65
Lantheus Holdings, Inc.* 24 1,413
LeMaitre Vascular, Inc. 7 581
LivaNova plc* 19 1,212
Lucid Diagnostics, Inc.* 21 22
Merit Medical Systems, Inc.* 20 1,732
Myomo, Inc.* 7 6
Neogen Corp.* 68 407
Neuronetics, Inc.* 9 13
NeuroPace, Inc.* 6 98
Novocure Ltd.* 31 397
Omnicell, Inc.* 16 584
OraSure Technologies, Inc.* 22 52
Orthofix Medical, Inc.* 10 161
OrthoPediatrics Corp.* 5 93
Outset Medical, Inc.* 2 9
PROCEPT BioRobotics Corp.* 18 570
Pro-Dex, Inc.* 1 36
Pulmonx Corp.* 9 15
Pulse Biosciences, Inc.* 2 27
QuidelOrtho Corp.* 23 629
RxSight, Inc.* 8 91
Sanara Medtech, Inc.* 1 21
SANUWAVE Health, Inc.* 2 68
Semler Scientific, Inc.* 4 87
SI-BONE, Inc.* 12 234
Sight Sciences, Inc.* 10 84
STAAR Surgical Co.* 17 451
Stereotaxis, Inc.* 17 42
Tactile Systems Technology,
Inc.* 8 206
Tandem Diabetes Care, Inc.* 22 462
TransMedics Group, Inc.* 12 1,756
Treace Medical Concepts, Inc.* 13 39
UFP Technologies, Inc.* 3 680
Utah Medical Products, Inc. 1 56
Varex Imaging Corp.* 10 116
26,081
Health Care Providers & Services — 3.0%
AdaptHealth Corp., Class
a
A* 31 299
Addus HomeCare Corp.* 6 721
agilon health, Inc.* 98 64
AirSculpt Technologies, Inc.* 2 7
Alignment Healthcare, Inc.* 47 903
AMN Healthcare Services, Inc.* 11 183
Ardent Health, Inc.* 4 35
Astrana Health, Inc.* 13 300
Aveanna Healthcare Holdings,
Inc.* 13 121
BrightSpring Health Services,
Inc.* 36 1,302
Brookdale Senior Living, Inc.* 73 813
Castle Biosciences, Inc.* 10 400
Clover Health Investments
Corp., Class
a
A* 131 326
Community Health Systems,
Inc.* 40 138

See accompanying notes to the financial statements.
NOVEMBER 30, 2025 (UNAUDITED) :: RUSSELL 2000 DYNAMIC BUFFER ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
101
RB
::
Investments
Shares Value
Common Stocks (continued)
Concentra Group Holdings
Parent, Inc. 37 $ 761
CorVel Corp.* 10 732
Cross Country Healthcare, Inc.* 7 72
DocGo, Inc.* 27 28
Enhabit, Inc.* 13 116
Ensign Group, Inc. (The) 20 3,711
Fulgent Genetics, Inc.* 7 207
GeneDx Holdings Corp.,
Class
a
A* 7 1,169
Guardant Health, Inc.* 41 4,445
Guardian Pharmacy Services,
Inc., Class
a
A* 7 205
HealthEquity, Inc.* 29 3,050
Hims & Hers Health, Inc.* 63 2,505
Innovage Holding Corp.* 3 16
Joint Corp. (The)* 1 8
LifeStance Health Group, Inc.* 41 267
Nano-X Imaging Ltd.* 18 81
National HealthCare Corp. 4 545
National Research Corp. 3 51
NeoGenomics, Inc.* 40 484
Nutex Health, Inc.* 1 115
Omada Health, Inc.* 3 56
Oncology Institute, Inc. (The)* 17 53
OPKO Health, Inc.* 134 182
Option Care Health, Inc.* 55 1,711
Owens & Minor, Inc.* 22 60
PACS Group, Inc.* 15 501
Pediatrix Medical Group, Inc.* 29 699
Pennant Group, Inc. (The)* 12 332
Privia Health Group, Inc.* 37 902
Progyny, Inc.* 25 659
RadNet, Inc.* 24 1,987
Select Medical Holdings Corp. 35 542
Sonida Senior Living, Inc.* 2 65
Strata Critical Medical, Inc.* 19 82
Surgery Partners, Inc.* 23 393
Talkspace, Inc.* 43 145
US Physical Therapy, Inc. 5 369
Viemed Healthcare, Inc.* 8 55
32,973
Health Care REITs — 0.9%
American Healthcare REIT, Inc. 53 2,691
CareTrust REIT, Inc. 71 2,665
Community Healthcare Trust,
Inc., REIT 6 93
Diversified Healthcare Trust,
REIT 69 333
Global Medical REIT, Inc. 4 133
LTC Properties, Inc., REIT 16 584
National Health Investors, Inc.,
REIT 16 1,272
Sabra Health Care REIT, Inc. 78 1,522
Sila Realty Trust, Inc., REIT 18 430
Universal Health Realty Income
Trust, REIT 5 203
9,926
Investments
Shares Value
Common Stocks (continued)
Health Care Technology — 0.3%
Claritev Corp.* 3 $ 162
Definitive Healthcare Corp.,
Class
a
A* 8 23
Evolent Health, Inc., Class
a
A* 36 151
Health Catalyst, Inc.* 20 60
HealthStream, Inc. 9 226
LifeMD, Inc.* 9 34
OptimizeRx Corp.* 2 31
Phreesia, Inc.* 19 389
Schrodinger, Inc.* 17 299
Simulations Plus, Inc.* 5 85
Teladoc Health, Inc.* 53 402
TruBridge, Inc.* 3 66
Waystar Holding Corp.* 37 1,366
3,294
Hotel & Resort REITs — 0.5%
Apple Hospitality REIT, Inc. 71 844
Braemar Hotels & Resorts, Inc.,
REIT 17 46
Chatham Lodging Trust, REIT 12 81
DiamondRock Hospitality Co.,
REIT 64 583
Pebblebrook Hotel Trust, REIT 36 408
RLJ Lodging Trust, REIT 46 347
Ryman Hospitality Properties,
Inc., REIT 22 2,100
Service Properties Trust, REIT 46 80
Summit Hotel Properties, Inc.,
REIT 33 177
Sunstone Hotel Investors, Inc.,
REIT 59 552
Xenia Hotels & Resorts, Inc.,
REIT 31 433
5,651
Hotels, Restaurants & Leisure — 1.4%
Accel Entertainment, Inc.,
Class
a
A* 15 154
Bally's Corp.* 3 52
BJ's Restaurants, Inc.* 7 269
Bloomin' Brands, Inc. 24 170
Brightstar Lottery plc 35 547
Brinker International, Inc.* 15 2,307
Cheesecake Factory, Inc. (The) 16 763
Cracker Barrel Old Country
Store, Inc. 8 231
Dave & Buster's Entertainment,
Inc.* 7 122
Denny's Corp.* 14 86
Dine Brands Global, Inc. 5 156
El Pollo Loco Holdings, Inc.* 5 55
First Watch Restaurant Group,
Inc.* 13 241
Genius Sports Ltd.* 68 685
Global Business Travel Group I* 28 216
Golden Entertainment, Inc. 7 210
Hilton Grand Vacations, Inc.* 20 857

See accompanying notes to the financial statements.
RUSSELL 2000 DYNAMIC BUFFER ETF :: NOVEMBER 30, 2025 (UNAUDITED)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
102
RB
::
Investments
Shares Value
Common Stocks (continued)
Inspired Entertainment, Inc.* 5 $ 41
Jack in the Box, Inc. 6 118
Krispy Kreme, Inc. 22 92
Kura Sushi USA, Inc., Class
a
A* 2 98
Life Time Group Holdings, Inc.* 44 1,229
Lindblad Expeditions Holdings,
Inc.* 9 108
Marriott Vacations Worldwide
Corp. 10 546
Monarch Casino & Resort, Inc. 4 386
Nathan's Famous, Inc. 1 92
Papa John's International, Inc. 11 463
Portillo's, Inc., Class
a
A* 17 89
Pursuit Attractions and
Hospitality, Inc.* 7 240
RCI Hospitality Holdings, Inc. 3 73
Red Rock Resorts, Inc., Class
a
A 17 996
Rush Street Interactive, Inc.* 27 498
Sabre Corp.* 118 190
Serve Robotics, Inc.* 12 123
Shake Shack, Inc., Class
a
A* 14 1,225
Six Flags Entertainment Corp.* 30 455
Super Group SGHC Ltd. 51 552
Sweetgreen, Inc., Class
a
A* 31 201
Target Hospitality Corp.* 7 55
United Parks & Resorts, Inc.* 9 325
Xponential Fitness, Inc.,
Class
a
A* 6 40
15,356
Household Durables — 1.7%
Bassett Furniture Industries,
Inc. 1 15
Beazer Homes USA, Inc.* 10 229
Cavco Industries, Inc.* 3 1,787
Century Communities, Inc. 9 588
Champion Homes, Inc.* 20 1,717
Cricut, Inc., Class
a
A 12 57
Dream Finders Homes, Inc.,
Class
a
A* 10 198
Ethan Allen Interiors, Inc. 8 189
Flexsteel Industries, Inc. 1 39
Green Brick Partners, Inc.* 11 747
Hamilton Beach Brands Holding
Co., Class
a
A 1 16
Helen of Troy Ltd.* 7 133
Hovnanian Enterprises, Inc.,
Class
a
A* 2 263
Installed Building Products, Inc. 8 2,144
KB Home 23 1,480
La-Z-Boy, Inc. 15 584
Legacy Housing Corp.* 3 60
Leggett & Platt, Inc. 42 431
LGI Homes, Inc.* 7 364
Lovesac Co. (The)* 1 14
M/I Homes, Inc.* 9 1,238
Meritage Homes Corp. 25 1,827
Sonos, Inc.* 37 687
Taylor Morrison Home Corp.,
Class
a
A* 33 2,069
Traeger, Inc.* 7 6
Investments
Shares Value
Common Stocks (continued)
Tri Pointe Homes, Inc.* 29 $ 989
17,871
Household Products — 0.2%
Central Garden & Pet Co.* 3 102
Central Garden & Pet Co.,
Class
a
A* 18 557
Energizer Holdings, Inc. 20 365
Oil-Dri Corp. of America 3 163
Spectrum Brands Holdings, Inc. 8 475
WD-40 Co. 5 979
2,641
Independent Power and Renewable Electricity Producers — 0.2%
Hallador Energy Co.* 10 204
Montauk Renewables, Inc.* 20 33
Ormat Technologies, Inc. 21 2,371
2,608
Industrial Conglomerates — 0.0%(c)
Brookfield Business Corp.,
Class
a
A 8 279
Industrial REITs — 0.4%
Industrial Logistics Properties
Trust, REIT 15 83
Innovative Industrial Properties,
Inc., REIT 10 494
LXP Industrial Trust, REIT 20 970
One Liberty Properties, Inc.,
REIT 6 125
Plymouth Industrial REIT, Inc. 13 285
Terreno Realty Corp., REIT 35 2,198
4,155
Insurance — 1.8%
Abacus Global Management,
Inc.* 10 66
American Coastal Insurance
Corp. 5 60
American Integrity Insurance
Group, Inc.* 3 63
AMERISAFE, Inc. 7 286
Aspen Insurance Holdings Ltd.,
Class
a
A* 5 185
Ategrity Specialty Holdings
LLC* 2 38
Baldwin Insurance Group, Inc.
(The), Class
a
A* 24 684
Bowhead Specialty Holdings,
Inc.* 6 167
Citizens, Inc., Class
a
A(a) 12 72
CNO Financial Group, Inc. 33 1,351
Crawford & Co., Class
a
A 2 22
Donegal Group, Inc., Class
a
A 6 121
eHealth, Inc.* 6 25
Employers Holdings, Inc. 8 319
F&G Annuities & Life, Inc. 7 226
Fidelis Insurance Holdings Ltd. 18 343

See accompanying notes to the financial statements.
NOVEMBER 30, 2025 (UNAUDITED) :: RUSSELL 2000 DYNAMIC BUFFER ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
103
RB
::
Investments
Shares Value
Common Stocks (continued)
Genworth Financial, Inc.,
Class
a
A* 134 $ 1,163
Goosehead Insurance, Inc.,
Class
a
A 8 572
Greenlight Capital Re Ltd.,
Class
a
A* 5 66
Hamilton Insurance Group Ltd.,
Class
a
B* 16 437
HCI Group, Inc. 4 711
Heritage Insurance Holdings,
Inc.* 8 232
Hippo Holdings, Inc.* 6 197
Horace Mann Educators Corp. 14 641
James River Group Holdings,
Inc. 9 53
Kingstone Cos., Inc. 1 15
Kingsway Financial Services,
Inc.* 3 39
Lemonade, Inc.* 19 1,484
MBIA, Inc.* 12 91
Mercury General Corp. 9 838
Octave Specialty Group, Inc.* 11 99
Oscar Health, Inc., Class
a
A* 63 1,132
Palomar Holdings, Inc.* 9 1,118
ProAssurance Corp.* 17 409
Root, Inc., Class
a
A* 4 324
Safety Insurance Group, Inc. 5 380
Selective Insurance Group, Inc. 21 1,650
Selectquote, Inc.* 43 62
SiriusPoint Ltd.* 33 686
Skyward Specialty Insurance
Group, Inc.* 12 588
Slide Insurance Holdings, Inc.* 8 135
Stewart Information Services
Corp. 10 766
Tiptree, Inc., Class
a
A 7 131
Trupanion, Inc.* 13 459
United Fire Group, Inc. 7 256
Universal Insurance Holdings,
Inc. 9 298
19,060
Interactive Media & Services — 0.4%
Angi, Inc., Class
a
A* 10 114
Arena Group Holdings, Inc.
(The)* 1 4
Bumble, Inc., Class
a
A* 21 75
Cargurus, Inc., Class
a
A* 28 988
Cars.com, Inc.* 16 186
EverQuote, Inc., Class
a
A* 10 264
fuboTV, Inc.* 108 328
Getty Images Holdings, Inc.* 33 51
Grindr, Inc.* 8 103
MediaAlpha, Inc., Class
a
A* 8 102
Nextdoor Holdings, Inc.* 66 115
QuinStreet, Inc.* 15 209
Rumble, Inc.* 32 217
Shutterstock, Inc. 9 187
Teads Holding Co.* 7 5
TripAdvisor, Inc.* 37 550
TrueCar, Inc.* 23 49
Investments
Shares Value
Common Stocks (continued)
Webtoon Entertainment, Inc.* 2 $ 28
Yelp, Inc., Class
a
A* 22 636
Ziff Davis, Inc.* 15 492
ZipRecruiter, Inc., Class
a
A* 20 95
4,798
IT Services — 0.5%
Applied Digital Corp.* 70 1,897
ASGN, Inc.* 15 675
Backblaze, Inc., Class
a
A* 15 71
BigBear.ai Holdings, Inc.(a) 93 590
Commerce.com, Inc., Series 1* 19 87
Crexendo, Inc.* 1 7
DigitalOcean Holdings, Inc.* 24 1,069
Fastly, Inc., Class
a
A* 43 501
Grid Dynamics Holdings, Inc.* 19 167
Hackett Group, Inc. (The) 8 148
Information Services Group,
Inc. 8 43
Rackspace Technology, Inc.* 24 25
TSS, Inc.* 2 19
Tucows, Inc., Class
a
A* 2 43
Unisys Corp.* 19 51
VTEX, Class
a
A* 16 66
5,459
Leisure Products — 0.4%
Acushnet Holdings Corp. 10 841
Clarus Corp. 6 22
Funko, Inc., Class
a
A* 8 25
JAKKS Pacific, Inc. 2 33
Johnson Outdoors, Inc.,
Class
a
A 2 82
Latham Group, Inc.* 12 86
Malibu Boats, Inc., Class
a
A* 6 170
MasterCraft Boat Holdings,
Inc.* 5 92
Peloton Interactive, Inc.,
Class
a
A* 123 835
Polaris, Inc. 19 1,261
Smith & Wesson Brands, Inc. 11 96
Sturm Ruger & Co., Inc. 6 181
Topgolf Callaway Brands Corp.* 41 528
4,252
Life Sciences Tools & Services — 0.4%
10X Genomics, Inc., Class
a
A* 33 621
Adaptive Biotechnologies
Corp.* 48 944
Azenta, Inc.* 14 498
BioLife Solutions, Inc.* 13 344
Codexis, Inc.* 24 42
CryoPort, Inc.* 13 125
Cytek Biosciences, Inc.* 36 203
Fortrea Holdings, Inc.* 27 343
Ginkgo Bioworks Holdings,
Inc.* 10 93
Lifecore Biomedical, Inc.* 6 47
Maravai LifeSciences Holdings,
Inc., Class
a
A* 33 119

See accompanying notes to the financial statements.
RUSSELL 2000 DYNAMIC BUFFER ETF :: NOVEMBER 30, 2025 (UNAUDITED)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
104
RB
::
Investments
Shares Value
Common Stocks (continued)
MaxCyte, Inc.* 30 $ 53
Mesa Laboratories, Inc. 2 160
Niagen Bioscience, Inc.* 14 95
OmniAb, Inc.* 28 51
Pacific Biosciences of
California, Inc.* 88 204
Personalis, Inc.* 14 150
Quanterix Corp.* 10 73
Quantum-Si, Inc.* 47 66
Standard BioTools, Inc.* 96 144
4,375
Machinery — 3.5%
3D Systems Corp.* 41 85
Aebi Schmidt Holding AG 9 107
AirJoule Technologies Corp.* 4 13
Alamo Group, Inc. 4 641
Albany International Corp.,
Class
a
A 11 524
Astec Industries, Inc. 8 354
Atmus Filtration Technologies,
Inc. 28 1,417
Blue Bird Corp.* 11 574
CECO Environmental Corp.* 10 522
Chart Industries, Inc.* 16 3,263
Columbus McKinnon Corp. 6 99
Douglas Dynamics, Inc. 8 258
Eastern Co. (The) 2 39
Energy Recovery, Inc.* 15 217
Enerpac Tool Group Corp.,
Class
a
A 19 720
Enpro, Inc. 7 1,560
ESCO Technologies, Inc. 9 1,916
Federal Signal Corp. 21 2,394
Franklin Electric Co., Inc. 14 1,332
Gorman-Rupp Co. (The) 7 325
Graham Corp.* 4 230
Greenbrier Cos., Inc. (The) 11 489
Helios Technologies, Inc. 12 648
Hillenbrand, Inc. 25 796
Hillman Solutions Corp.* 61 534
Hyster-Yale, Inc. 4 116
JBT Marel Corp. 18 2,530
Kadant, Inc. 4 1,112
Kennametal, Inc. 26 720
L B Foster Co., Class
a
A* 4 108
Lindsay Corp. 4 460
Luxfer Holdings plc 5 63
Manitowoc Co., Inc. (The)* 8 90
Mayville Engineering Co., Inc.* 4 68
Microvast Holdings, Inc.* 62 218
Miller Industries, Inc. 4 155
Mueller Water Products, Inc.,
Class
a
A 51 1,236
Omega Flex, Inc. 1 27
Palladyne AI Corp.* 4 23
Park-Ohio Holdings Corp. 3 64
Proto Labs, Inc.* 8 407
REV Group, Inc. 17 906
Investments
Shares Value
Common Stocks (continued)
Richtech Robotics, Inc.,
Class
a
B* 20 $ 71
SPX Technologies, Inc.* 17 3,656
Standex International Corp. 4 981
Tennant Co. 7 512
Terex Corp. 23 1,063
Titan International, Inc.* 13 105
Trinity Industries, Inc. 28 743
Wabash National Corp. 10 84
Watts Water Technologies, Inc.,
Class
a
A 10 2,759
Worthington Enterprises, Inc. 11 603
37,937
Marine Transportation — 0.2%
Costamare Bulkers Holdings
Ltd.* 2 33
Costamare, Inc. 11 168
Genco Shipping & Trading Ltd. 11 208
Himalaya Shipping Ltd. 6 54
Matson, Inc. 11 1,199
Pangaea Logistics Solutions
Ltd. 6 42
Safe Bulkers, Inc. 16 84
1,788
Media — 0.7%
Advantage Solutions, Inc.* 28 27
AMC Networks, Inc., Class
a
A* 7 63
Boston Omaha Corp., Class
a
A* 4 50
Cable One, Inc. 2 234
EchoStar Corp., Class
a
A* 46 3,371
Emerald Holding, Inc. 1 4
Entravision Communications
Corp., Class
a
A 18 50
EW Scripps Co. (The), Class
a
A* 18 76
Gambling.com Group Ltd.* 2 11
Gray Media, Inc. 26 128
Ibotta, Inc., Class
a
A* 5 119
iHeartMedia, Inc., Class
a
A* 37 145
Integral Ad Science Holding
Corp.* 22 226
John Wiley & Sons, Inc.,
Class
a
A 14 509
Magnite, Inc.* 44 646
National CineMedia, Inc. 18 78
Nexxen International Ltd.* 9 58
Optimum Communications,
Inc., Class
a
A* 82 156
PubMatic, Inc., Class
a
A* 11 99
Scholastic Corp. 7 207
Sinclair, Inc. 10 158
Stagwell, Inc., Class
a
A* 35 188
TechTarget, Inc.* 6 31
TEGNA, Inc. 52 1,015
Thryv Holdings, Inc.* 9 51
USA Today Co., Inc.* 43 215
WideOpenWest, Inc.* 14 73
7,988

See accompanying notes to the financial statements.
NOVEMBER 30, 2025 (UNAUDITED) :: RUSSELL 2000 DYNAMIC BUFFER ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
105
RB
::
Investments
Shares Value
Common Stocks (continued)
Metals & Mining — 1.9%
Alpha Metallurgical Resources,
Inc.* 4 $ 637
American Battery Technology
Co.* 26 97
Caledonia Mining Corp. plc 6 185
Century Aluminum Co.* 18 539
Coeur Mining, Inc.* 211 3,644
Commercial Metals Co. 39 2,487
Compass Minerals
International, Inc.* 11 209
Constellium SE, Class
a
A* 45 756
Contango ORE, Inc.* 3 73
Critical Metals Corp.(a) 7 58
Dakota Gold Corp.* 25 117
Ferroglobe plc 37 164
Friedman Industries, Inc. 2 41
Hecla Mining Co. 197 3,314
Idaho Strategic Resources, Inc.* 5 198
Ivanhoe Electric, Inc.* 25 358
Kaiser Aluminum Corp. 6 576
Lifezone Metals Ltd.* 6 23
Materion Corp. 7 855
Metallus, Inc.* 10 169
NioCorp Developments Ltd.* 20 125
Novagold Resources, Inc.* 97 988
Olympic Steel, Inc. 3 117
Perpetua Resources Corp.* 25 644
Ramaco Resources, Inc.,
Class
a
A* 8 126
Ryerson Holding Corp. 9 206
SSR Mining, Inc.* 66 1,537
SunCoke Energy, Inc. 25 163
Tredegar Corp.* 5 39
United States Antimony Corp.* 28 171
US Gold Corp.* 3 52
Vox Royalty Corp. 12 58
Warrior Met Coal, Inc. 18 1,409
Worthington Steel, Inc. 11 371
20,506
Mortgage Real Estate Investment Trusts (REITs) — 0.7%
ACRES Commercial Realty
Corp.* 2 42
Adamas Trust, Inc. 25 190
Advanced Flower Capital, Inc. 2 6
AG Mortgage Investment Trust,
Inc. 6 49
Apollo Commercial Real Estate
Finance, Inc. 44 446
Arbor Realty Trust, Inc. 59 526
Ares Commercial Real Estate
Corp. 14 74
ARMOUR Residential REIT, Inc. 35 613
Blackstone Mortgage Trust,
Inc., Class
a
A 53 1,032
BrightSpire Capital, Inc.,
Class
a
A 40 224
Chicago Atlantic Real Estate
Finance, Inc. 2 26
Investments
Shares Value
Common Stocks (continued)
Chimera Investment Corp. 24 $ 307
Claros Mortgage Trust, Inc.* 27 90
Dynex Capital, Inc. 40 560
Ellington Financial, Inc. 28 384
Franklin BSP Realty Trust, Inc. 24 250
Invesco Mortgage Capital, Inc. 19 156
KKR Real Estate Finance Trust,
Inc. 16 136
Ladder Capital Corp., Class
a
A 35 387
Lument Finance Trust, Inc. 12 20
MFA Financial, Inc. 31 298
Orchid Island Capital, Inc. 40 289
PennyMac Mortgage
Investment Trust 27 347
Ready Capital Corp. 50 126
Redwood Trust, Inc. 41 226
Rithm Property Trust, Inc. 10 27
Seven Hills Realty Trust 4 35
TPG RE Finance Trust, Inc. 20 182
Two Harbors Investment Corp. 32 324
7,372
Multi-Utilities — 0.4%
Avista Corp. 27 1,117
Black Hills Corp. 25 1,845
Northwestern Energy Group,
Inc. 22 1,520
Unitil Corp. 6 301
4,783
Office REITs — 0.5%
Brandywine Realty Trust, REIT 52 178
City Office REIT, Inc. 10 68
COPT Defense Properties, REIT 39 1,199
Douglas Emmett, Inc., REIT 52 634
Easterly Government
Properties, Inc., Class
a
A, REIT 13 283
Empire State Realty Trust, Inc.,
Class
a
A, REIT 43 302
Franklin Street Properties
Corp., REIT 23 24
Hudson Pacific Properties, Inc.,
REIT* 121 240
JBG SMITH Properties, REIT 19 346
NET Lease Office Properties,
REIT 5 148
Paramount Group, Inc., REIT* 57 376
Peakstone Realty Trust, REIT 9 123
Piedmont Realty Trust, Inc.,
Class
a
A, REIT 38 332
Postal Realty Trust, Inc.,
Class
a
A, REIT 5 78
SL Green Realty Corp., REIT 25 1,178
5,509
Oil, Gas & Consumable Fuels — 2.8%
Ardmore Shipping Corp. 8 98
Berry Corp. 22 75
BKV Corp.* 6 166
California Resources Corp. 24 1,147

See accompanying notes to the financial statements.
RUSSELL 2000 DYNAMIC BUFFER ETF :: NOVEMBER 30, 2025 (UNAUDITED)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
106
RB
::
Investments
Shares Value
Common Stocks (continued)
Calumet, Inc.* 21 $ 405
Centrus Energy Corp., Class
a
A* 5 1,296
Clean Energy Fuels Corp.* 53 116
CNX Resources Corp.* 47 1,825
Comstock Resources, Inc.* 25 671
Core Natural Resources, Inc. 18 1,440
Crescent Energy Co., Class
a
A 55 519
CVR Energy, Inc.* 11 380
Delek US Holdings, Inc. 21 812
DHT Holdings, Inc. 40 521
Diversified Energy Co.(a) 16 241
Dorian LPG Ltd. 13 322
Empire Petroleum Corp.* 1 3
Encore Energy Corp.* 56 153
Energy Fuels, Inc.* 70 1,008
Epsilon Energy Ltd. 3 14
Evolution Petroleum Corp. 7 28
Excelerate Energy, Inc., Class
a
A 8 225
FLEX LNG Ltd.(a) 11 279
FutureFuel Corp. 5 17
Gevo, Inc.* 72 154
Golar LNG Ltd. 34 1,256
Granite Ridge Resources, Inc. 15 77
Green Plains, Inc.* 18 186
Gulfport Energy Corp.* 6 1,335
HighPeak Energy, Inc. 2 13
Infinity Natural Resources, Inc.,
Class
a
A* 1 13
International Seaways, Inc. 14 742
Kinetik Holdings, Inc., Class
a
A 15 520
Kolibri Global Energy, Inc.* 6 24
Kosmos Energy Ltd.* 154 172
Lightbridge Corp.* 4 65
Magnolia Oil & Gas Corp.,
Class
a
A 61 1,412
Murphy Oil Corp. 46 1,475
NACCO Industries, Inc.,
Class
a
A 1 48
Navigator Holdings Ltd. 10 179
New Fortress Energy, Inc.(a) 51 62
NextDecade Corp.* 42 257
NextNRG, Inc.* 3 4
Nordic American Tankers Ltd. 64 233
Northern Oil & Gas, Inc. 31 694
OPAL Fuels, Inc., Class
a
A* 3 7
Par Pacific Holdings, Inc.* 18 822
PBF Energy, Inc., Class
a
A 28 965
Peabody Energy Corp. 41 1,117
Prairie Operating Co.* 4 7
REX American Resources
Corp.* 10 330
Riley Exploration Permian, Inc. 5 137
Sable Offshore Corp.* 22 96
SandRidge Energy, Inc. 9 127
Scorpio Tankers, Inc. 16 917
SFL Corp. Ltd. 37 305
SM Energy Co. 36 686
Summit Midstream Corp.* 3 75
Talos Energy, Inc.* 37 424
Teekay Corp. Ltd. 14 136
Investments
Shares Value
Common Stocks (continued)
Teekay Tankers Ltd., Class
a
A 8 $ 461
Uranium Energy Corp.* 139 1,706
VAALCO Energy, Inc. 31 111
Vital Energy, Inc.* 9 161
Vitesse Energy, Inc. 10 212
W&T Offshore, Inc.(a) 30 53
World Kinect Corp. 18 417
XCF Global, Inc., Class
a
A* 8 6
29,960
Paper & Forest Products — 0.1%
Clearwater Paper Corp.* 5 91
Magnera Corp.* 8 113
Sylvamo Corp. 12 569
773
Passenger Airlines — 0.4%
Allegiant Travel Co.* 5 380
Frontier Group Holdings, Inc.* 25 114
JetBlue Airways Corp.* 106 484
Joby Aviation, Inc.* 151 2,179
SkyWest, Inc.* 14 1,421
Sun Country Airlines Holdings,
Inc.* 14 192
4,770
Personal Care Products — 0.2%
Beauty Health Co. (The)* 35 52
Edgewell Personal Care Co. 14 250
FitLife Brands, Inc.* 1 19
Herbalife Ltd.* 30 382
Honest Co., Inc. (The)* 28 75
Interparfums, Inc. 6 488
Nature's Sunshine Products,
Inc.* 6 123
Nu Skin Enterprises, Inc.,
Class
a
A 13 128
Olaplex Holdings, Inc.* 43 49
USANA Health Sciences, Inc.* 4 79
Waldencast plc, Class
a
A(a) 11 28
1,673
Pharmaceuticals — 2.1%
Aclaris Therapeutics, Inc.* 25 71
Alumis, Inc.* 16 123
Amneal Pharmaceuticals, Inc.* 48 601
Amphastar Pharmaceuticals,
Inc.* 13 360
Amylyx Pharmaceuticals, Inc.* 20 300
ANI Pharmaceuticals, Inc.* 6 509
Aquestive Therapeutics, Inc.* 25 155
Arvinas, Inc.* 19 239
Atea Pharmaceuticals, Inc.* 22 68
Avadel Pharmaceuticals plc,
ADR* 30 645
Axsome Therapeutics, Inc.* 14 2,121
BioAge Labs, Inc.* 4 38
Biote Corp., Class
a
A* 6 16
Collegium Pharmaceutical, Inc.* 11 514
CorMedix, Inc.* 21 206

See accompanying notes to the financial statements.
NOVEMBER 30, 2025 (UNAUDITED) :: RUSSELL 2000 DYNAMIC BUFFER ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
107
RB
::
Investments
Shares Value
Common Stocks (continued)
Crinetics Pharmaceuticals, Inc.* 31 $ 1,412
Edgewise Therapeutics, Inc.* 23 599
Enliven Therapeutics, Inc.* 14 302
Esperion Therapeutics, Inc.* 62 249
Eton Pharmaceuticals, Inc.* 6 97
Evolus, Inc.* 16 115
EyePoint Pharmaceuticals, Inc.* 17 252
Fulcrum Therapeutics, Inc.* 11 120
Harmony Biosciences Holdings,
Inc.* 15 529
Harrow, Inc.* 11 460
Indivior plc* 41 1,378
Innoviva, Inc.* 21 456
LENZ Therapeutics, Inc.* 6 183
Ligand Pharmaceuticals, Inc.* 7 1,422
Liquidia Corp.* 22 718
Maze Therapeutics, Inc.* 7 264
MBX Biosciences, Inc.* 5 173
MediWound Ltd.* 2 36
Mind Medicine MindMed, Inc.* 22 278
Nuvation Bio, Inc.* 78 626
Ocular Therapeutix, Inc.* 56 680
Omeros Corp.* 19 184
Pacira BioSciences, Inc.* 15 354
Phathom Pharmaceuticals, Inc.* 11 172
Phibro Animal Health Corp.,
Class
a
A 7 293
Prestige Consumer Healthcare,
Inc.* 17 1,012
Rapport Therapeutics, Inc.* 6 178
Septerna, Inc.* 7 203
SIGA Technologies, Inc. 10 61
Supernus Pharmaceuticals,
Inc.* 19 866
Tarsus Pharmaceuticals, Inc.* 14 1,119
Terns Pharmaceuticals, Inc.* 24 675
Theravance Biopharma, Inc.* 12 244
Third Harmonic Bio, Inc.*‡ 59 —
Trevi Therapeutics, Inc.* 26 343
WaVe Life Sciences Ltd.* 34 264
Xeris Biopharma Holdings, Inc.* 46 330
Zevra Therapeutics, Inc.* 15 126
22,739
Professional Services — 1.5%
Alight, Inc., Class
a
A 140 323
Asure Software, Inc.* 5 40
Barrett Business Services, Inc. 9 316
BlackSky Technology, Inc.(a) 9 159
CBIZ, Inc.* 17 828
Conduent, Inc.* 46 89
CRA International, Inc. 2 353
CSG Systems International, Inc. 10 788
Exponent, Inc. 18 1,301
First Advantage Corp.* 24 333
Franklin Covey Co.* 1 16
Heidrick & Struggles
International, Inc. 7 412
Huron Consulting Group, Inc.* 6 988
IBEX Holdings Ltd.* 4 141
Investments
Shares Value
Common Stocks (continued)
ICF International, Inc. 6 $ 468
Innodata, Inc.* 11 632
Insperity, Inc. 13 460
Kelly Services, Inc., Class
a
A 7 60
Kforce, Inc. 6 176
Korn Ferry 18 1,184
Legalzoom.com, Inc.* 36 336
Maximus, Inc. 20 1,722
Mistras Group, Inc.* 2 24
Planet Labs PBC* 74 881
RCM Technologies, Inc.* 2 39
Resolute Holdings
Management, Inc.* 1 178
Resources Connection, Inc. 7 34
Spire Global, Inc.* 6 49
TIC Solutions, Inc.* 53 515
TriNet Group, Inc. 10 586
TrueBlue, Inc.* 6 29
TTEC Holdings, Inc.* 3 10
Upwork, Inc.* 39 770
Verra Mobility Corp., Class
a
A* 52 1,135
Willdan Group, Inc.* 5 505
15,880
Real Estate Management & Development — 0.6%
Anywhere Real Estate, Inc.* 33 470
Compass, Inc., Class
a
A* 151 1,574
Cushman & Wakefield Ltd.* 76 1,273
Douglas Elliman, Inc.* 22 58
eXp World Holdings, Inc. 26 295
Forestar Group, Inc.* 7 179
FRP Holdings, Inc.* 4 93
Kennedy-Wilson Holdings, Inc. 37 360
Marcus & Millichap, Inc. 8 235
Maui Land & Pineapple Co.,
Inc.* 1 16
Newmark Group, Inc., Class
a
A 49 852
RE/MAX Holdings, Inc.,
Class
a
A* 2 17
Real Brokerage, Inc. (The)* 32 127
RMR Group, Inc. (The), Class
a
A 1 15
Seaport Entertainment Group,
Inc.* 3 64
St Joe Co. (The) 13 784
Stratus Properties, Inc.* 2 44
Tejon Ranch Co.* 6 97
Transcontinental Realty
Investors, Inc.* 1 46
6,599
Residential REITs — 0.3%
Apartment Investment and
Management Co., Class
a
A,
REIT 41 234
BRT Apartments Corp., REIT 1 15
Centerspace, REIT 6 401
Clipper Realty, Inc., REIT 1 4
Elme Communities, REIT 27 469
Independence Realty Trust,
Inc., REIT 77 1,320

See accompanying notes to the financial statements.
RUSSELL 2000 DYNAMIC BUFFER ETF :: NOVEMBER 30, 2025 (UNAUDITED)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
108
RB
::
Investments
Shares Value
Common Stocks (continued)
NexPoint Residential Trust, Inc.,
REIT 8 $ 254
UMH Properties, Inc., REIT 24 363
Veris Residential, Inc., REIT 24 361
3,421
Retail REITs — 1.0%
Acadia Realty Trust, REIT 42 864
Alexander's, Inc., REIT 1 212
CBL & Associates Properties,
Inc., REIT 6 201
Curbline Properties Corp., REIT 33 790
FrontView REIT, Inc. 4 61
Getty Realty Corp., REIT 19 541
InvenTrust Properties Corp.,
REIT 26 742
Kite Realty Group Trust, REIT 72 1,666
Macerich Co. (The), REIT 84 1,458
NETSTREIT Corp., REIT 29 532
Phillips Edison & Co., Inc., REIT 43 1,527
Saul Centers, Inc., REIT 4 124
SITE Centers Corp., REIT 14 103
Tanger, Inc., REIT 38 1,276
Urban Edge Properties, REIT 40 769
Whitestone REIT 12 159
11,025
Semiconductors & Semiconductor Equipment — 3.1%
ACM Research, Inc., Class
a
A* 18 601
Aehr Test Systems* 9 207
Alpha & Omega Semiconductor
Ltd.* 8 162
Ambarella, Inc.* 14 1,039
Ambiq Micro, Inc.* 2 49
Atomera, Inc.* 6 15
Axcelis Technologies, Inc.* 11 910
Blaize Holdings, Inc.* 22 55
CEVA, Inc.* 7 151
Cohu, Inc.* 15 365
Credo Technology Group
Holding Ltd.* 49 8,702
Diodes, Inc.* 16 739
FormFactor, Inc.* 26 1,431
Ichor Holdings Ltd.* 9 151
Impinj, Inc.* 9 1,547
indie Semiconductor, Inc.,
Class
a
A* 60 214
Kopin Corp.* 49 120
Kulicke & Soffa Industries, Inc. 18 812
MaxLinear, Inc., Class
a
A* 25 389
Navitas Semiconductor Corp.,
Class
a
A* 42 367
NVE Corp. 2 128
PDF Solutions, Inc.* 11 298
Penguin Solutions, Inc.* 17 344
Photronics, Inc.* 19 435
Power Integrations, Inc. 20 672
Rambus, Inc.* 37 3,536
Rigetti Computing, Inc.* 107 2,736
Semtech Corp.* 29 2,151
Investments
Shares Value
Common Stocks (continued)
Silicon Laboratories, Inc.* 11 $ 1,403
SiTime Corp.* 7 2,084
SkyWater Technology, Inc.* 5 77
Synaptics, Inc.* 13 891
Ultra Clean Holdings, Inc.* 15 380
Veeco Instruments, Inc.* 20 585
33,746
Software — 5.1%
8x8, Inc.* 42 81
A10 Networks, Inc. 21 362
ACI Worldwide, Inc.* 36 1,687
Adeia, Inc. 33 408
Agilysys, Inc.* 9 1,107
Airship AI Holdings, Inc.* 3 11
Alarm.com Holdings, Inc.* 17 883
Alkami Technology, Inc.* 23 490
Amplitude, Inc., Class
a
A* 26 267
Appian Corp., Class
a
A* 14 566
Arteris, Inc.* 6 86
Asana, Inc., Class
a
A* 26 335
AvePoint, Inc.* 41 533
Bit Digital, Inc.* 102 243
Bitdeer Technologies Group,
Class
a
A* 26 349
Blackbaud, Inc.* 13 733
BlackLine, Inc.* 18 1,026
Blend Labs, Inc., Class
a
A* 65 205
Box, Inc., Class
a
A* 47 1,388
Braze, Inc., Class
a
A* 27 775
C3.ai, Inc., Class
a
A* 38 549
Cerence, Inc.* 10 111
Chaince Digital Holdings, Inc.* 7 67
Cipher Mining, Inc.* 88 1,791
Cleanspark, Inc.* 89 1,344
Clear Secure, Inc., Class
a
A 28 994
Clearwater Analytics Holdings,
Inc., Class
a
A* 81 1,787
Commvault Systems, Inc.* 16 1,976
Consensus Cloud Solutions,
Inc.* 7 153
Core Scientific, Inc.* 94 1,588
CS Disco, Inc.* 4 29
Digimarc Corp.* 1 8
Digital Turbine, Inc.* 32 153
Domo, Inc., Class
a
B* 7 80
D-Wave Quantum, Inc.* 103 2,335
eGain Corp.* 2 21
EverCommerce, Inc.* 1 9
Expensify, Inc., Class
a
A* 17 26
Five9, Inc.* 24 470
Freshworks, Inc., Class
a
A* 64 777
Hut 8 Corp.* 32 1,440
I3 Verticals, Inc., Class
a
A* 8 189
Intapp, Inc.* 20 864
InterDigital, Inc. 9 3,220
Jamf Holding Corp.* 21 271
Kaltura, Inc.* 27 40
Life360, Inc.* 6 478
LiveRamp Holdings, Inc.* 22 635

See accompanying notes to the financial statements.
NOVEMBER 30, 2025 (UNAUDITED) :: RUSSELL 2000 DYNAMIC BUFFER ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
109
RB
::
Investments
Shares Value
Common Stocks (continued)
MARA Holdings, Inc.* 121 $ 1,429
Mitek Systems, Inc.* 12 106
N-able, Inc.* 21 151
NCR Voyix Corp.* 44 445
NextNav, Inc.* 27 384
ON24, Inc.* 9 51
OneSpan, Inc. 9 110
Ooma, Inc.* 5 56
Pagaya Technologies Ltd.,
Class
a
A* 15 374
PagerDuty, Inc.* 26 312
PAR Technology Corp.* 14 483
Porch Group, Inc.* 23 223
Progress Software Corp.* 15 621
PROS Holdings, Inc.* 14 325
Q2 Holdings, Inc.* 22 1,587
Qualys, Inc.* 13 1,831
Rapid7, Inc.* 18 282
Red Violet, Inc. 4 217
Rezolve AI plc* 45 137
Rimini Street, Inc.* 13 49
Riot Platforms, Inc.* 114 1,839
Sapiens International Corp. NV 11 476
SEMrush Holdings, Inc.,
Class
a
A* 14 166
SoundHound AI, Inc., Class
a
A(a) 119 1,434
Sprinklr, Inc., Class
a
A* 34 246
Sprout Social, Inc., Class
a
A* 14 139
SPS Commerce, Inc.* 13 1,083
Telos Corp.* 15 87
Tenable Holdings, Inc.* 40 1,061
Terawulf, Inc.* 91 1,411
Varonis Systems, Inc., Class
a
B* 38 1,257
Vertex, Inc., Class
a
A* 21 413
Viant Technology, Inc., Class
a
A* 1 11
Weave Communications, Inc.* 16 102
WM Technology, Inc.* 26 22
Workiva, Inc., Class
a
A* 18 1,666
Xperi, Inc.* 12 69
Yext, Inc.* 30 253
Zeta Global Holdings Corp.,
Class
a
A* 60 1,095
54,943
Specialized REITs — 0.3%
Farmland Partners, Inc., REIT 10 98
Four Corners Property Trust,
Inc., REIT 34 817
Gladstone Land Corp., REIT 8 75
Outfront Media, Inc., REIT 46 1,082
PotlatchDeltic Corp., REIT 26 1,046
Safehold, Inc., REIT 16 222
Smartstop Self Storage REIT,
Inc., REIT 11 360
3,700
Specialty Retail — 2.0%
1-800-Flowers.com, Inc.,
Class
a
A* 4 14
Investments
Shares Value
Common Stocks (continued)
Abercrombie & Fitch Co.,
Class
a
A* 16 $ 1,566
Academy Sports & Outdoors,
Inc. 23 1,110
Advance Auto Parts, Inc. 21 1,089
American Eagle Outfitters, Inc. 53 1,081
America's Car-Mart, Inc.* 3 65
Arhaus, Inc., Class
a
A* 14 145
Arko Corp. 22 105
Asbury Automotive Group, Inc.* 7 1,628
BARK, Inc.* 26 19
Barnes & Noble Education, Inc.* 2 19
Bed Bath & Beyond, Inc.* 15 90
Boot Barn Holdings, Inc.* 11 2,132
Buckle, Inc. (The) 11 621
Build-A-Bear Workshop, Inc. 4 212
Caleres, Inc. 8 94
Camping World Holdings, Inc.,
Class
a
A 17 190
Citi Trends, Inc.* 2 91
Designer Brands, Inc., Class
a
A 7 30
EVgo, Inc., Class
a
A* 40 130
Genesco, Inc.* 3 108
Group 1 Automotive, Inc. 4 1,604
Haverty Furniture Cos., Inc. 5 119
Lands' End, Inc.* 2 32
MarineMax, Inc.* 7 164
Monro, Inc. 9 168
National Vision Holdings, Inc.* 26 750
ODP Corp. (The)* 10 280
Outdoor Holding Co.* 25 46
Petco Health & Wellness Co.,
Inc., Class
a
A* 22 70
RealReal, Inc. (The)* 29 420
Revolve Group, Inc., Class
a
A* 14 338
Sally Beauty Holdings, Inc.* 31 492
Shoe Carnival, Inc. 5 83
Signet Jewelers Ltd. 14 1,402
Sleep Number Corp.(a) 3 15
Sonic Automotive, Inc., Class
a
A 5 315
Stitch Fix, Inc., Class
a
A* 33 140
ThredUp, Inc., Class
a
A* 27 203
Tile Shop Holdings, Inc.* 6 39
Torrid Holdings, Inc.* 8 10
Upbound Group, Inc. 15 269
Urban Outfitters, Inc.* 21 1,555
Victoria's Secret & Co.* 24 992
Warby Parker, Inc., Class
a
A* 31 614
Winmark Corp. 1 411
Zumiez, Inc.* 5 130
21,200
Technology Hardware, Storage & Peripherals — 0.6%
CompoSecure, Inc., Class
a
A* 14 278
Corsair Gaming, Inc.* 12 78
Diebold Nixdorf, Inc.* 9 581
Eastman Kodak Co.* 18 137
Immersion Corp. 6 43
IonQ, Inc.(a) 92 4,536
Quantum Computing, Inc.* 42 491

See accompanying notes to the financial statements.
RUSSELL 2000 DYNAMIC BUFFER ETF :: NOVEMBER 30, 2025 (UNAUDITED)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
110
RB
::
Investments
Shares Value
Common Stocks (continued)
Turtle Beach Corp.* 1 $ 14
Xerox Holdings Corp. 36 100
6,258
Textiles, Apparel & Luxury Goods — 0.5%
Capri Holdings Ltd.* 38 964
Carter's, Inc. 12 383
Ermenegildo Zegna NV 18 192
Figs, Inc., Class
a
A* 26 254
G-III Apparel Group Ltd.* 14 408
Kontoor Brands, Inc. 19 1,413
Movado Group, Inc. 5 105
Oxford Industries, Inc. 5 191
Rocky Brands, Inc. 2 61
Steven Madden Ltd. 25 1,044
Wolverine World Wide, Inc. 24 389
5,404
Tobacco — 0.1%
Ispire Technology, Inc.* 3 7
Turning Point Brands, Inc. 6 601
Universal Corp. 8 422
1,030
Trading Companies & Distributors — 1.0%
Alta Equipment Group, Inc. 3 15
BlueLinx Holdings, Inc.* 3 187
Boise Cascade Co. 13 991
Custom Truck One Source, Inc.* 17 109
Distribution Solutions Group,
Inc.* 3 83
DNOW, Inc.* 59 824
DXP Enterprises, Inc.* 5 470
EVI Industries, Inc. 2 41
GATX Corp. 13 2,079
Global Industrial Co. 5 143
Herc Holdings, Inc. 11 1,477
Hudson Technologies, Inc.* 9 61
Karat Packaging, Inc. 3 66
McGrath RentCorp 9 928
NPK International, Inc.* 23 283
Rush Enterprises, Inc., Class
a
A 21 1,093
Rush Enterprises, Inc., Class
a
B 3 160
Titan Machinery, Inc.* 6 111
Transcat, Inc.* 3 170
Willis Lease Finance Corp. 1 123
Xometry, Inc., Class
a
A* 15 877
10,291
Transportation Infrastructure — 0.0%(c)
Sky Harbour Group Corp.* 3 28
Water Utilities — 0.3%
American States Water Co. 14 1,033
Cadiz, Inc.* 15 83
California Water Service Group 21 953
Consolidated Water Co. Ltd. 5 171
H2O America 11 511
Middlesex Water Co. 6 308
Investments
Shares Value
Common Stocks (continued)
Pure Cycle Corp.* 3 $ 34
York Water Co. (The) 5 163
3,256
Wireless Telecommunication Services — 0.1%
Gogo, Inc.* 22 157
Spok Holdings, Inc. 3 40
Telephone and Data Systems,
Inc. 34 1,369
1,566
Total Common Stocks
(Cost $960,463)
960,392
Securities Lending Reinvestments (d) — 0 .6%
Investment Companies — 0 .6%
Invesco Government & Agency Portfolio,
Institutional Class 3.91% (e)
(Cost $6,289) 6,289 6,289
Principal
Amount
Short-Term Investments — 8 .4%
Repurchase Agreements (f) — 8 .4%
Repurchase Agreements
with various counterparties,
rates 2.5% - 4.08%, dated
11/28/2025, due 12/01/2025,
total to be received $90,878
(Cost $90,850) $ 90,850
90,850
Total Investments — 97.4%
(Cost $1,057,602) 1,057,531
Other assets less liabilities — 2.6% 27,878
Net Assets — 100.0% $ 1,085,409

See accompanying notes to the financial statements.
NOVEMBER 30, 2025 (UNAUDITED) :: RUSSELL 2000 DYNAMIC BUFFER ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
111
RB
::
* Non-income producing security.
‡ Value determined using significant unobservable inputs and is reported as a Level 3 security in the valuation hierarchy table located in Note 2 in Notes to the Financial Statements.
(a) The security or a portion of this security is on loan at November
30, 2025. The total value of securities on loan at November
30, 2025 was $11,169, collateralized in the form of cash with a value of $6,289 that was reinvested in the securities shown in the Securities Lending Reinvestment section of the Schedule of
Portfolio Investments and $4,742 of collateral in the form of U.S.
Government Treasury Securities, interest rates ranging from
0.00% – 6.13%, and maturity dates ranging from December 4,
2025 – August 15, 2054. The total value of collateral is $11,031.
(b) Security exempt from registration pursuant to Regulation
S under the Securities Act of 1933. Regulation S applies to
securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.
(c) Represents less than 0.05% of net assets.
(d) The security was purchased with cash collateral held from securities on loan at November 30, 2025. The total value of
securities purchased was $6,289.
(e) Rate shown is the 7-day yield as of November 30, 2025.
(f) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the
securities subject to repurchase.
Abbreviations
ADR American Depositary Receipt
REIT Real Estate Investment Trust
As of November 30, 2025, the gross unrealized appreciation
(depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation $ 62,413
Aggregate gross unrealized depreciation (369,743)
Net unrealized depreciation $ (307,330)
Federal income tax cost $ 1,057,602
Futures Contracts Purchased
Russell 2000 Dynamic Buffer ETF had the following open long futures contracts as of November 30, 2025:
Number of
Contracts
AAAAAA
Expiration Date
AAAAAA
Trading
Currency
AA
Notional Amount
AAAAAA
Value and
Unrealized
Appreciation
AAAAAA
Russell 2000
®
E-mini Index 1 12/19/2025 U.S. Dollar $ 125,255 $ 4,435
Swap Agreements
a
Russell 2000 Dynamic Buffer ETF had the following open non-exchange traded total return swap agreements as of November 30, 2025:
Notional
Amount
($)
A
Termination
Date
b
A
Counterparty
A
Rate Paid
(Received)
c
A
Reference
Instrument
A
Value and
Unrealized
Depreciation
d
($)
A
Financial
Instruments for
the Benefit of
(the Fund)/the
Counterparty
($)
A
Cash Collateral
for the
Benefit of
(the Fund)/the
Counterparty
($)
A
Net
Amount
e
($)
A
1,082,949 11/6/2026
Goldman Sachs
International N/A
Russell 2000
®
Daily
Buffer Index (311,694) — 311,694 —
1,082,949 (311,694)
Total Unrealized
Depreciation
(311,694)
a The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.
b Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
c No financing fee is paid or received on this swap.
d The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statement of
Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statement of
Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statement of Assets and Liabilities.
e Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

RUSSELL 2000 HIGH INCOME ETF :: NOVEMBER 30, 2025 (UNAUDITED)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
112
ITWO
::
See accompanying notes to the financial statements.
Investments
Shares Value
Common Stocks (a) — 94 .9%
Aerospace & Defense — 1.7%
AAR Corp.* 1,039 $ 86,455
AeroVironment, Inc.* 928 259,339
AerSale Corp.* 937 6,062
AIRO Group Holdings, Inc.* 204 1,765
Archer Aviation, Inc., Class
a
A* 18,028 140,438
Astronics Corp.* 877 47,858
Byrna Technologies, Inc.(b) 528 9,636
Cadre Holdings, Inc. 828 35,339
Ducommun, Inc.* 401 36,768
Eve Holding, Inc.(b) 1,485 5,851
Intuitive Machines, Inc.(b) 3,179 30,200
Kratos Defense & Security
Solutions, Inc.* 4,846 368,781
Mercury Systems, Inc.* 1,512 105,674
Moog, Inc., Class
a
A 819 188,108
National Presto Industries, Inc. 150 14,077
Park Aerospace Corp. 532 10,315
Redwire Corp.* 1,440 7,934
Satellogic, Inc., Class
a
A* 2,008 3,313
V2X, Inc.* 563 30,881
Voyager Technologies, Inc.,
Class
a
A(b) 399 8,970
VSE Corp. 658 118,565
1,516,329
Air Freight & Logistics — 0.1%
Arrive AI, Inc.* 110 440
Forward Air Corp.* 619 14,218
Hub Group, Inc., Class
a
A 1,738 67,035
Radiant Logistics, Inc.* 964 6,015
87,708
Automobile Components — 1.0%
Adient plc* 2,444 47,560
American Axle & Manufacturing
Holdings, Inc.* 3,361 22,082
Cooper-Standard Holdings,
Inc.* 493 15,406
Dana, Inc. 3,851 86,301
Dorman Products, Inc.* 804 106,345
Fox Factory Holding Corp.* 1,222 18,073
Garrett Motion, Inc. 3,911 64,649
Gentherm, Inc.* 883 31,497
Goodyear Tire & Rubber Co.
(The)* 7,593 65,755
Holley, Inc.* 1,736 7,395
LCI Industries 717 81,501
Luminar Technologies, Inc.,
Class
a
A(b) 1,291 1,170
Motorcar Parts of America, Inc.* 385 5,074
Patrick Industries, Inc. 944 102,160
Phinia, Inc. 1,118 60,473
Solid Power, Inc.* 4,434 23,057
Standard Motor Products, Inc. 618 23,200
Strattec Security Corp.* 113 8,475
Visteon Corp. 800 82,600
XPEL, Inc.*(c) 701 32,583
885,356
Investments
Shares Value
Common Stocks (a) (continued)
Automobiles — 0.0%(d)
Faraday Future Intelligent
Electric, Inc., Class
a
A* 2,662 $ 3,061
Livewire Group, Inc.* 1,068 4,550
Winnebago Industries, Inc. 795 28,771
36,382
Banks — 9.2%
1st Source Corp. 539 33,655
ACNB Corp. 299 14,472
Amalgamated Financial Corp. 681 19,987
Amerant Bancorp, Inc., Class
a
A 1,078 20,277
Ameris Bancorp 1,922 145,611
Ames National Corp. 255 5,564
Arrow Financial Corp. 481 14,502
Associated Banc-Corp. 4,836 127,138
Atlantic Union Bankshares
Corp. 4,147 140,293
Axos Financial, Inc.* 1,582 130,009
Banc of California, Inc. 3,734 68,855
BancFirst Corp. 611 67,723
Bancorp, Inc. (The)* 1,327 85,021
Bank First Corp. 265 33,053
Bank of Hawaii Corp. 1,144 74,978
Bank of Marin Bancorp 428 11,580
Bank of NT Butterfield & Son
Ltd. (The) 1,213 56,332
Bank7 Corp. 124 5,137
BankFinancial Corp. 323 3,798
BankUnited, Inc. 2,196 94,889
Bankwell Financial Group, Inc. 206 9,455
Banner Corp. 989 62,119
Bar Harbor Bankshares 438 13,070
BayCom Corp. 300 8,754
BCB Bancorp, Inc. 450 3,595
Beacon Financial Corp. 2,422 61,979
Blue Foundry Bancorp* 547 6,214
Blue Ridge Bankshares, Inc. 1,963 8,500
Bridgewater Bancshares, Inc.* 610 10,559
Burke & Herbert Financial
Services Corp. 393 25,639
Business First Bancshares, Inc. 828 21,545
BV Financial, Inc.* 242 4,438
Byline Bancorp, Inc. 911 25,435
C&F Financial Corp. 89 6,181
Cadence Bank 5,430 216,331
California BanCorp* 654 12,694
Camden National Corp. 489 19,775
Capital Bancorp, Inc. 339 9,424
Capital City Bank Group, Inc. 403 16,894
Capitol Federal Financial, Inc. 3,581 23,670
Carter Bankshares, Inc.* 665 12,216
Cathay General Bancorp 1,961 94,991
CB Financial Services, Inc. 132 4,679
Central Pacific Financial Corp. 771 22,930
CF Bankshares, Inc. 112 2,678
Chain Bridge Bancorp, Inc.,
Class
a
A* 63 1,999
Chemung Financial Corp. 121 6,373

See accompanying notes to the financial statements.
NOVEMBER 30, 2025 (UNAUDITED) :: RUSSELL 2000 HIGH INCOME ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
113
ITWO
::
Investments
Shares Value
Common Stocks (a) (continued)
ChoiceOne Financial Services,
Inc. 416 $ 12,663
Citizens & Northern Corp. 435 8,770
Citizens Community Bancorp,
Inc. 279 4,813
Citizens Financial Services, Inc. 131 7,322
City Holding Co. 408 49,494
Civista Bancshares, Inc. 553 12,575
CNB Financial Corp. 815 21,125
Coastal Financial Corp.* 376 41,868
CoastalSouth Bancshares, Inc.* 134 3,006
Colony Bankcorp, Inc. 494 8,472
Columbia Financial, Inc.* 791 12,522
Community Financial System,
Inc. 1,541 87,467
Community Trust Bancorp, Inc. 463 25,696
Community West Bancshares 489 11,076
ConnectOne Bancorp, Inc. 1,385 34,999
Customers Bancorp, Inc.* 859 59,185
CVB Financial Corp. 3,846 75,689
Dime Community Bancshares,
Inc. 1,157 32,801
Eagle Bancorp Montana, Inc. 215 3,569
Eagle Bancorp, Inc. 818 15,517
Eagle Financial Services, Inc. 133 4,997
Eastern Bankshares, Inc. 6,439 121,246
ECB Bancorp, Inc.* 219 3,811
Enterprise Financial Services
Corp. 1,065 58,160
Equity Bancshares, Inc.,
Class
a
A 409 17,808
Esquire Financial Holdings, Inc. 209 21,331
Farmers & Merchants Bancorp,
Inc. 370 9,065
Farmers National Banc Corp. 1,060 14,405
FB Bancorp, Inc.* 519 6,565
FB Financial Corp. 1,204 67,255
Fidelity D&D Bancorp, Inc. 137 5,998
Financial Institutions, Inc. 581 17,779
Finward Bancorp 100 3,800
Finwise Bancorp* 265 4,783
First Bancorp 4,701 92,939
First Bancorp 1,171 59,733
First Bancorp, Inc. (The) 313 8,010
First Bank 629 9,885
First Busey Corp. 2,489 58,591
First Business Financial
Services, Inc. 229 11,958
First Capital, Inc. 95 4,749
First Commonwealth Financial
Corp. 3,034 49,302
First Community Bankshares,
Inc. 453 15,139
First Community Corp. 215 6,239
First Financial Bancorp 2,770 68,918
First Financial Bankshares, Inc. 3,911 122,180
First Financial Corp. 330 19,262
First Foundation, Inc.* 1,849 9,837
First Internet Bancorp 224 4,267
First Interstate BancSystem,
Inc., Class
a
A 2,602 85,450
Investments
Shares Value
Common Stocks (a) (continued)
First Merchants Corp. 1,696 $ 62,481
First Mid Bancshares, Inc. 634 24,130
First National Corp. 225 5,512
First Savings Financial Group,
Inc. 162 5,048
First United Corp. 177 6,758
First Western Financial, Inc.* 238 5,795
Firstsun Capital Bancorp* 364 12,169
Five Star Bancorp 453 15,624
Flagstar Bank NA 8,833 108,116
Flushing Financial Corp. 937 15,376
Franklin Financial Services
Corp. 122 6,528
FS Bancorp, Inc. 191 7,821
Fulton Financial Corp. 5,309 96,358
FVCBankcorp, Inc. 448 5,694
GBank Financial Holdings, Inc.* 258 8,736
German American Bancorp, Inc. 1,053 41,804
Glacier Bancorp, Inc. 3,734 157,948
Great Southern Bancorp, Inc. 243 14,619
Greene County Bancorp, Inc. 205 4,674
Hancock Whitney Corp. 2,504 151,717
Hanmi Financial Corp. 871 24,057
Hanover Bancorp, Inc.(b) 132 3,003
Hawthorn Bancshares, Inc. 171 5,814
HBT Financial, Inc. 332 8,034
Heritage Commerce Corp. 1,742 18,970
Heritage Financial Corp. 990 23,701
Hilltop Holdings, Inc. 1,296 44,479
Hingham Institution For Savings
(The)(b) 46 13,474
Home Bancorp, Inc. 198 10,983
Home BancShares, Inc. 5,478 153,713
HomeTrust Bancshares, Inc. 464 19,029
Hope Bancorp, Inc. 3,594 38,168
Horizon Bancorp, Inc. 1,262 21,631
Independent Bank Corp. 1,420 102,311
Independent Bank Corp. 584 19,068
International Bancshares Corp. 1,585 105,371
Investar Holding Corp. 267 6,622
John Marshall Bancorp, Inc. 369 7,380
Kearny Financial Corp. 1,664 11,432
Lakeland Financial Corp. 732 42,646
Landmark Bancorp, Inc. 132 3,833
LCNB Corp. 391 6,205
LINKBANCORP, Inc. 627 4,778
Live Oak Bancshares, Inc. 1,029 32,846
MainStreet Bancshares, Inc. 206 4,015
Mechanics Bancorp* 535 8,314
Mercantile Bank Corp. 460 21,151
Meridian Corp. 265 4,235
Metrocity Bankshares, Inc. 568 15,137
Metropolitan Bank Holding
Corp. 268 19,995
Mid Penn Bancorp, Inc. 567 16,551
Middlefield Banc Corp. 212 7,378
Midland States Bancorp, Inc. 600 9,756
MidWestOne Financial Group,
Inc. 479 18,954
MVB Financial Corp. 334 9,038

See accompanying notes to the financial statements.
RUSSELL 2000 HIGH INCOME ETF :: NOVEMBER 30, 2025 (UNAUDITED)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
114
ITWO
::
Investments
Shares Value
Common Stocks (a) (continued)
National Bank Holdings Corp.,
Class
a
A 1,101 $ 40,968
National Bankshares, Inc. 182 5,374
NB Bancorp, Inc. 1,022 20,021
NBT Bancorp, Inc. 1,488 61,692
Nicolet Bankshares, Inc. 393 49,510
Northeast Bank 226 20,087
Northeast Community Bancorp,
Inc. 357 7,554
Northfield Bancorp, Inc. 1,073 11,535
Northpointe Bancshares, Inc. 306 5,337
Northrim Bancorp, Inc. 634 15,571
Northwest Bancshares, Inc. 4,218 50,447
Norwood Financial Corp. 247 7,079
Oak Valley Bancorp 199 5,592
OceanFirst Financial Corp. 1,663 31,348
OFG Bancorp 1,295 51,450
Ohio Valley Banc Corp. 111 4,305
Old National Bancorp 10,183 221,277
Old Second Bancorp, Inc. 1,466 27,634
OP Bancorp 340 4,573
Orange County Bancorp, Inc. 338 9,163
Origin Bancorp, Inc. 863 31,405
Orrstown Financial Services,
Inc. 544 19,453
Park National Corp. 430 66,026
Parke Bancorp, Inc. 288 6,592
Pathward Financial, Inc. 693 49,827
Patriot National Bancorp, Inc.(b) 1,473 2,106
PCB Bancorp 316 6,864
Peapack-Gladstone Financial
Corp. 464 12,528
Peoples Bancorp of North
Carolina, Inc. 123 4,028
Peoples Bancorp, Inc. 1,016 30,104
Peoples Financial Services
Corp. 272 13,271
Pioneer Bancorp, Inc.* 325 4,322
Plumas Bancorp 181 7,857
Ponce Financial Group, Inc.* 570 9,086
Preferred Bank 338 31,911
Primis Financial Corp. 647 7,266
Princeton Bancorp, Inc. 150 5,158
Provident Financial Services,
Inc. 3,746 71,848
QCR Holdings, Inc. 483 39,427
RBB Bancorp 492 9,747
Red River Bancshares, Inc. 137 9,597
Renasant Corp. 2,740 97,106
Republic Bancorp, Inc., Class
a
A 241 16,631
Rhinebeck Bancorp, Inc.* 130 1,416
Richmond Mutual Bancorp,
Inc.(b) 257 3,539
Riverview Bancorp, Inc. 597 3,146
S&T Bancorp, Inc. 1,110 43,823
SB Financial Group, Inc. 174 3,723
Seacoast Banking Corp. of
Florida 2,474 78,079
ServisFirst Bancshares, Inc. 1,499 106,624
Shore Bancshares, Inc. 898 15,688
Sierra Bancorp 359 11,151
Investments
Shares Value
Common Stocks (a) (continued)
Simmons First National Corp.,
Class
a
A 4,118 $ 76,389
SmartFinancial, Inc. 422 15,302
Sound Financial Bancorp, Inc. 63 2,792
South Plains Financial, Inc. 375 14,171
Southern First Bancshares,
Inc.* 224 11,370
Southern Missouri Bancorp,
Inc. 281 15,817
Southside Bancshares, Inc. 840 24,637
SR Bancorp, Inc. 221 3,401
Stellar Bancorp, Inc. 1,368 43,242
Stock Yards Bancorp, Inc. 764 50,554
Texas Capital Bancshares, Inc.* 1,324 119,385
Third Coast Bancshares, Inc.* 375 14,291
Timberland Bancorp, Inc. 216 7,387
Tompkins Financial Corp. 392 27,091
Towne Bank 2,132 71,529
TriCo Bancshares 878 42,232
Triumph Financial, Inc.* 659 35,988
TrustCo Bank Corp. 542 22,834
Trustmark Corp. 1,653 64,302
UMB Financial Corp. 2,111 234,490
Union Bankshares, Inc. 107 2,475
United Bankshares, Inc. 4,115 153,243
United Community Banks, Inc. 3,562 108,855
United Security Bancshares 403 3,986
Unity Bancorp, Inc. 213 10,656
Univest Financial Corp. 837 26,617
USCB Financial Holdings, Inc. 310 5,515
Valley National Bancorp 14,102 159,635
Virginia National Bankshares
Corp. 138 5,603
WaFd, Inc. 2,294 72,628
Washington Trust Bancorp, Inc. 560 15,904
WesBanco, Inc. 2,750 88,742
West Bancorp, Inc. 439 9,755
Westamerica Bancorp 719 34,498
Western New England Bancorp,
Inc. 528 6,463
WSFS Financial Corp. 1,629 90,914
8,158,641
Beverages — 0.1%
MGP Ingredients, Inc. 409 9,329
National Beverage Corp.* 699 23,808
Vita Coco Co., Inc. (The)* 1,278 68,258
Zevia PBC, Class
a
A* 989 2,651
104,046
Biotechnology — 8.6%
4D Molecular Therapeutics,
Inc.* 1,165 13,584
Abeona Therapeutics, Inc.* 1,269 6,434
Absci Corp.(b) 3,826 12,128
ACADIA Pharmaceuticals, Inc.* 3,617 90,570
Actuate Therapeutics, Inc.(b) 183 1,396
ADC Therapeutics SA* 2,107 9,060
ADMA Biologics, Inc.* 6,736 129,196
Agios Pharmaceuticals, Inc.* 1,642 47,946

See accompanying notes to the financial statements.
NOVEMBER 30, 2025 (UNAUDITED) :: RUSSELL 2000 HIGH INCOME ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
115
ITWO
::
Investments
Shares Value
Common Stocks (a) (continued)
Akebia Therapeutics, Inc.* 7,269 $ 11,485
Akero Therapeutics, Inc.* 2,028 110,242
Aldeyra Therapeutics, Inc.* 1,577 8,642
Alector, Inc.* 2,013 2,677
Alkermes plc* 4,715 139,470
Allogene Therapeutics, Inc.* 4,410 6,439
Altimmune, Inc.* 2,373 12,482
Amicus Therapeutics, Inc.* 8,092 80,354
AnaptysBio, Inc.* 566 23,574
Anavex Life Sciences Corp.(b) 2,429 9,303
Anika Therapeutics, Inc.* 361 3,567
Annexon, Inc.* 2,787 12,541
Apogee Therapeutics, Inc.* 951 68,443
Arbutus Biopharma Corp.* 4,400 19,404
Arcellx, Inc.* 995 72,346
Arcturus Therapeutics Holdings,
Inc.* 735 4,991
Arcus Biosciences, Inc.* 2,003 52,278
Arcutis Biotherapeutics, Inc.* 3,114 95,444
Ardelyx, Inc.* 6,857 39,771
ArriVent Biopharma, Inc.(b) 719 16,494
Arrowhead Pharmaceuticals,
Inc.* 3,504 184,661
ARS Pharmaceuticals, Inc.(b) 1,712 16,332
Astria Therapeutics, Inc.* 1,065 13,472
aTyr Pharma, Inc.(b) 2,532 1,976
Aura Biosciences, Inc.* 1,276 8,422
Aurinia Pharmaceuticals, Inc.* 3,382 54,518
Avidity Biosciences, Inc.* 2,961 212,304
Avita Medical, Inc.* 355 1,314
Beam Therapeutics, Inc.* 2,778 70,367
Benitec Biopharma, Inc.* 431 5,586
Bicara Therapeutics, Inc.* 992 18,412
BioCryst Pharmaceuticals, Inc.* 6,085 43,690
Biohaven Ltd.* 2,628 26,359
Bridgebio Pharma, Inc.* 4,541 326,997
Bright Minds Biosciences, Inc.* 133 9,310
Candel Therapeutics, Inc.(b) 1,219 5,815
Capricor Therapeutics, Inc.(b) 1,121 5,997
Cardiff Oncology, Inc.* 1,805 4,115
CareDx, Inc.* 1,584 28,306
Cartesian Therapeutics, Inc.* 306 2,292
Catalyst Pharmaceuticals, Inc.* 3,362 78,704
Celcuity, Inc.* 856 86,576
Celldex Therapeutics, Inc.* 1,903 51,419
CG oncology, Inc.* 1,624 72,820
Cidara Therapeutics, Inc.* 449 98,726
Cogent Biosciences, Inc.* 4,034 162,247
Coherus Oncology, Inc.(b) 3,085 4,196
Compass Therapeutics, Inc.* 2,894 16,785
Corvus Pharmaceuticals, Inc.* 1,719 15,763
CRISPR Therapeutics AG* 2,407 128,702
Cullinan Therapeutics, Inc.* 1,483 16,862
Cytokinetics, Inc.* 3,393 231,165
Day One Biopharmaceuticals,
Inc.* 2,092 19,853
Denali Therapeutics, Inc.* 3,850 74,959
Design Therapeutics, Inc.* 697 6,545
DiaMedica Therapeutics, Inc.(b) 925 7,983
Dianthus Therapeutics, Inc.* 480 21,110
Investments
Shares Value
Common Stocks (a) (continued)
Disc Medicine, Inc.* 670 $ 62,551
Dynavax Technologies Corp.* 3,000 34,110
Dyne Therapeutics, Inc.* 3,171 69,445
Editas Medicine, Inc.* 2,455 5,917
Eledon Pharmaceuticals, Inc.* 1,639 2,672
Emergent BioSolutions, Inc.* 1,569 17,526
Enanta Pharmaceuticals, Inc.* 588 8,303
Entrada Therapeutics, Inc.* 817 8,391
Erasca, Inc.* 5,048 16,002
Fate Therapeutics, Inc.* 3,163 3,606
Fennec Pharmaceuticals, Inc.* 681 5,577
Foghorn Therapeutics, Inc.* 955 4,536
Geron Corp.* 15,877 18,735
Gossamer Bio, Inc.* 5,524 18,450
GRAIL, Inc.* 904 99,793
Greenwich Lifesciences, Inc.(b) 179 1,563
Gyre Therapeutics, Inc.* 266 2,061
Heron Therapeutics, Inc.* 4,448 5,160
Humacyte, Inc.(b) 3,648 4,925
Ideaya Biosciences, Inc.* 2,333 83,101
ImmunityBio, Inc.(b) 6,690 15,788
Immunome, Inc.* 2,242 41,298
Immunovant, Inc.* 1,985 47,938
Inhibikase Therapeutics, Inc.* 1,763 2,680
Inhibrx Biosciences, Inc.* 265 22,292
Inmune Bio, Inc.* 615 1,070
Intellia Therapeutics, Inc.* 2,888 25,963
Iovance Biotherapeutics, Inc.(b) 7,590 18,747
Ironwood Pharmaceuticals,
Inc., Class
a
A* 4,652 16,282
Jade Biosciences, Inc. 942 12,076
Janux Therapeutics, Inc.* 1,143 38,965
KalVista Pharmaceuticals, Inc.
(b) 1,093 15,816
Keros Therapeutics, Inc.* 980 17,130
Kodiak Sciences, Inc.* 950 21,831
Korro Bio, Inc.* 195 1,111
Krystal Biotech, Inc.* 722 157,396
Kura Oncology, Inc.* 2,341 28,420
Kymera Therapeutics, Inc.* 1,466 99,512
Larimar Therapeutics, Inc.* 1,369 4,846
Lexeo Therapeutics, Inc.* 730 7,198
Madrigal Pharmaceuticals, Inc.* 542 323,563
MannKind Corp.* 8,800 47,080
MeiraGTx Holdings plc* 1,213 10,068
MiMedx Group, Inc.* 3,440 23,667
Mineralys Therapeutics, Inc.* 1,136 48,984
Mirum Pharmaceuticals, Inc.* 1,171 85,542
Monopar Therapeutics, Inc.* 104 8,963
Monte Rosa Therapeutics, Inc.* 1,356 21,927
Myriad Genetics, Inc.* 2,644 20,174
Neurogene, Inc.* 286 6,029
Nkarta, Inc.* 1,242 2,347
Novavax, Inc.(b) 4,352 30,682
Nurix Therapeutics, Inc.* 2,192 38,755
Nuvalent, Inc., Class
a
A* 1,249 136,578
Nuvectis Pharma, Inc.* 376 2,346
Olema Pharmaceuticals, Inc.* 1,730 48,994
Organogenesis Holdings, Inc.,
Class
a
A* 1,987 10,293

See accompanying notes to the financial statements.
RUSSELL 2000 HIGH INCOME ETF :: NOVEMBER 30, 2025 (UNAUDITED)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
116
ITWO
::
Investments
Shares Value
Common Stocks (a) (continued)
ORIC Pharmaceuticals, Inc.* 1,687 $ 20,042
Oruka Therapeutics, Inc.* 792 23,839
Palvella Therapeutics, Inc.* 200 20,558
Perspective Therapeutics, Inc.* 1,737 4,082
Praxis Precision Medicines,
Inc.* 603 118,465
Precigen, Inc.* 4,363 16,710
Prime Medicine, Inc.(b) 2,192 8,373
Protagonist Therapeutics, Inc.* 1,691 152,190
Protalix BioTherapeutics, Inc.* 2,029 3,612
Protara Therapeutics, Inc.* 940 6,937
Prothena Corp. plc* 1,176 12,642
PTC Therapeutics, Inc.* 2,262 194,509
Puma Biotechnology, Inc.* 1,234 6,232
Recursion Pharmaceuticals,
Inc., Class
a
A(b) 10,662 49,365
REGENXBIO, Inc.* 1,361 18,224
Relay Therapeutics, Inc.* 3,850 30,492
Replimune Group, Inc.* 2,009 20,090
Rezolute, Inc.* 2,248 21,851
Rhythm Pharmaceuticals, Inc.* 1,517 165,490
Rigel Pharmaceuticals, Inc.* 513 25,901
Rocket Pharmaceuticals, Inc.* 2,467 8,437
Sana Biotechnology, Inc.* 3,880 16,684
Savara, Inc.* 3,330 20,946
Scholar Rock Holding Corp.* 2,361 104,026
SELLAS Life Sciences Group,
Inc.(b) 2,932 4,750
Sionna Therapeutics, Inc.* 356 15,511
Soleno Therapeutics, Inc.* 1,214 61,246
Solid Biosciences, Inc.* 1,715 9,312
Spyre Therapeutics, Inc.* 1,450 43,500
Stoke Therapeutics, Inc.* 1,301 40,214
Syndax Pharmaceuticals, Inc.* 2,476 49,074
Tango Therapeutics, Inc.(b) 2,083 22,726
Taysha Gene Therapies, Inc.* 6,174 29,265
Tectonic Therapeutic, Inc.(b) 319 6,839
Tevogen Bio Holdings, Inc.* 875 386
TG Therapeutics, Inc.* 4,219 140,324
Tonix Pharmaceuticals Holding
Corp.* 254 4,056
Travere Therapeutics, Inc.* 2,560 90,650
TriSalus Life Sciences, Inc.* 543 3,730
TuHURA Biosciences, Inc.* 751 1,502
Twist Bioscience Corp.* 1,716 54,929
Tyra Biosciences, Inc.* 701 15,815
Upstream Bio, Inc.* 953 27,256
UroGen Pharma Ltd.* 1,071 30,856
Vanda Pharmaceuticals, Inc.* 1,619 8,678
Vaxcyte, Inc.* 3,327 165,052
Vera Therapeutics, Inc.,
Class
a
A* 1,494 50,422
Veracyte, Inc.* 2,280 107,935
Verastem, Inc.* 1,322 14,066
Vericel Corp.* 1,465 58,966
Vir Biotechnology, Inc.* 2,590 16,628
Viridian Therapeutics, Inc.* 2,037 65,103
Voyager Therapeutics, Inc.* 1,356 5,546
X4 Pharmaceuticals, Inc.* 1 4
Xencor, Inc.* 2,048 35,471
Investments
Shares Value
Common Stocks (a) (continued)
Xenon Pharmaceuticals, Inc.* 2,209 $ 98,786
XOMA Royalty Corp.* 274 8,804
Zenas Biopharma, Inc.(b) 474 18,405
Zymeworks, Inc.* 1,450 38,729
7,583,929
Broadline Retail — 0.1%
Groupon, Inc., Class
a
A* 727 12,294
Kohl's Corp.(b) 3,168 77,901
Savers Value Village, Inc.(b) 1,117 10,176
100,371
Building Products — 1.5%
American Woodmark Corp.* 417 22,989
Apogee Enterprises, Inc. 619 22,538
AZZ, Inc. 862 90,872
CSW Industrials, Inc. 476 129,410
Gibraltar Industries, Inc.* 866 43,265
Griffon Corp. 1,114 83,550
Insteel Industries, Inc. 544 16,636
Janus International Group, Inc.* 3,944 24,492
JELD-WEN Holding, Inc.* 2,476 6,611
Masterbrand, Inc.* 3,691 40,933
Modine Manufacturing Co.* 1,527 247,573
Quanex Building Products
Corp. 1,342 17,392
Resideo Technologies, Inc.* 4,011 132,323
Tecnoglass, Inc. 708 35,244
UFP Industries, Inc. 1,757 163,383
Zurn Elkay Water Solutions
Corp. 4,371 208,497
1,285,708
Capital Markets — 1.5%
Acadian Asset Management,
Inc. 778 34,885
AlTi Global, Inc.* 1,240 5,010
Artisan Partners Asset
Management, Inc., Class
a
A 1,818 75,411
Bakkt Holdings, Inc., Class
a
A* 321 5,062
BGC Group, Inc., Class
a
A 10,541 91,707
Cohen & Steers, Inc. 808 51,106
Diamond Hill Investment Group,
Inc. 74 8,732
DigitalBridge Group, Inc. 4,980 48,356
Donnelley Financial Solutions,
Inc.* 772 37,874
Forge Global Holdings, Inc.* 292 12,953
GCM Grosvenor, Inc., Class
a
A 1,425 15,646
Marex Group plc 1,565 54,446
MarketWise, Inc. 56 911
Moelis & Co., Class
a
A 2,162 138,735
Open Lending Corp.* 2,982 5,696
P10, Inc., Class
a
A 1,695 15,899
Patria Investments Ltd., Class
a
A 1,885 28,407
Perella Weinberg Partners,
Class
a
A 1,805 32,959
Piper Sandler Cos. 510 171,309
PJT Partners, Inc., Class
a
A 667 112,063
Siebert Financial Corp.* 415 1,332

See accompanying notes to the financial statements.
NOVEMBER 30, 2025 (UNAUDITED) :: RUSSELL 2000 HIGH INCOME ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
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117
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Investments
Shares Value
Common Stocks (a) (continued)
Silvercrest Asset Management
Group, Inc., Class
a
A 226 $ 3,119
StepStone Group, Inc., Class
a
A 2,026 127,962
StoneX Group, Inc.* 1,337 121,146
Value Line, Inc. 22 816
Victory Capital Holdings, Inc.,
Class
a
A 1,285 80,814
Virtus Investment Partners, Inc. 192 30,641
Westwood Holdings Group, Inc. 216 3,659
WisdomTree, Inc. 3,496 38,596
1,355,252
Chemicals — 1.4%
AdvanSix, Inc. 762 11,727
American Vanguard Corp.* 745 3,472
Arq, Inc.* 923 3,433
ASP Isotopes, Inc.* 2,226 13,846
Aspen Aerogels, Inc.* 1,928 6,208
Avient Corp. 2,672 81,736
Balchem Corp. 954 149,024
Cabot Corp. 1,577 98,673
Chemours Co. (The) 4,379 56,007
Core Molding Technologies,
Inc.* 244 4,612
Ecovyst, Inc.* 3,404 31,317
Flotek Industries, Inc.* 413 5,902
Hawkins, Inc. 567 73,721
HB Fuller Co. 1,590 92,665
Ingevity Corp.* 1,059 55,312
Innospec, Inc. 731 54,650
Intrepid Potash, Inc.* 313 7,919
Koppers Holdings, Inc. 561 16,645
Kronos Worldwide, Inc. 637 3,230
LSB Industries, Inc.* 1,565 13,975
Mativ Holdings, Inc. 1,571 19,622
Minerals Technologies, Inc. 918 53,841
Orion SA 1,613 8,194
Perimeter Solutions, Inc.* 4,047 112,830
PureCycle Technologies, Inc.* 3,774 33,211
Quaker Chemical Corp. 406 55,967
Rayonier Advanced Materials,
Inc.* 1,877 12,257
Sensient Technologies Corp. 1,229 119,815
Solesence, Inc.* 551 1,262
Stepan Co. 629 28,513
Trinseo plc 992 966
Tronox Holdings plc 3,477 14,395
Valhi, Inc. 71 900
1,245,847
Commercial Services & Supplies — 1.3%
ABM Industries, Inc. 1,798 77,314
ACCO Brands Corp. 2,542 8,745
ACV Auctions, Inc., Class
a
A* 4,883 38,332
BrightView Holdings, Inc.* 2,087 26,338
Brink's Co. (The) 1,224 137,492
Casella Waste Systems, Inc.,
Class
a
A* 1,827 176,105
Cimpress plc* 437 30,087
CompX International, Inc. 43 967
Investments
Shares Value
Common Stocks (a) (continued)
CoreCivic, Inc.* 3,136 $ 56,605
Deluxe Corp. 1,284 26,091
Ennis, Inc. 721 12,574
Enviri Corp.* 2,211 40,550
GEO Group, Inc. (The)* 3,935 62,016
Healthcare Services Group,
Inc.* 2,117 39,757
HNI Corp. 1,319 54,765
Interface, Inc., Class
a
A 1,685 47,028
Liquidity Services, Inc.* 674 20,247
MillerKnoll, Inc. 1,968 31,153
Mobile Infrastructure Corp.,
Class
a
A* 423 1,320
Montrose Environmental Group,
Inc.* 931 23,880
NL Industries, Inc. 245 1,384
OPENLANE, Inc.* 3,092 78,660
Perma-Fix Environmental
Services, Inc.(b) 504 6,184
Pitney Bowes, Inc. 5,017 49,468
Quad/Graphics, Inc. 842 4,833
Steelcase, Inc., Class
a
A 2,435 39,666
UniFirst Corp. 438 75,577
Vestis Corp. 3,355 21,740
Virco Mfg. Corp. 314 2,211
1,191,089
Communications Equipment — 0.9%
ADTRAN Holdings, Inc.* 2,163 17,153
Applied Optoelectronics, Inc.* 1,580 42,313
Aviat Networks, Inc.* 335 7,407
BK Technologies Corp.* 88 5,631
Calix, Inc.* 1,712 94,622
Clearfield, Inc.* 333 9,777
CommScope Holding Co., Inc.* 6,200 122,388
Digi International, Inc.* 1,058 44,256
Extreme Networks, Inc.* 3,839 67,183
Harmonic, Inc.* 3,268 31,242
Inseego Corp.(b) 358 3,913
NETGEAR, Inc.* 807 21,345
NetScout Systems, Inc.* 2,030 54,566
Ribbon Communications, Inc.* 2,728 7,802
Viasat, Inc.* 3,428 117,683
Viavi Solutions, Inc.* 6,434 115,426
762,707
Construction & Engineering — 2.3%
Ameresco, Inc., Class
a
A* 933 32,384
Arcosa, Inc. 1,411 150,328
Argan, Inc. 386 152,547
Bowman Consulting Group
Ltd., Class
a
A* 408 14,761
Centuri Holdings, Inc.* 2,042 45,925
Concrete Pumping Holdings,
Inc. 646 4,063
Construction Partners, Inc.,
Class
a
A* 1,365 148,785
Dycom Industries, Inc.* 816 295,009
Fluor Corp.* 4,769 204,733
Granite Construction, Inc. 1,272 136,778

See accompanying notes to the financial statements.
RUSSELL 2000 HIGH INCOME ETF :: NOVEMBER 30, 2025 (UNAUDITED)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
118
ITWO
::
Investments
Shares Value
Common Stocks (a) (continued)
Great Lakes Dredge & Dock
Corp.* 1,931 $ 24,659
IES Holdings, Inc.* 264 110,503
Limbach Holdings, Inc.* 308 21,791
Matrix Service Co.* 772 9,025
MYR Group, Inc.* 448 100,495
NWPX Infrastructure, Inc.* 283 16,589
Orion Group Holdings, Inc.* 1,092 10,920
Primoris Services Corp. 1,574 199,205
Southland Holdings, Inc.* 367 1,167
Sterling Infrastructure, Inc.* 866 298,173
Tutor Perini Corp.* 1,292 88,567
2,066,407
Construction Materials — 0.2%
Knife River Corp.* 1,664 124,534
Smith-Midland Corp.* 79 2,751
Titan America SA(b) 706 11,465
United States Lime & Minerals,
Inc. 315 38,295
177,045
Consumer Finance — 1.0%
Atlanticus Holdings Corp.* 154 9,078
Bread Financial Holdings, Inc. 1,358 91,977
Consumer Portfolio Services,
Inc.* 274 2,266
Dave, Inc.* 271 59,149
Encore Capital Group, Inc.* 662 34,351
Enova International, Inc.* 703 92,156
FirstCash Holdings, Inc. 1,151 182,330
Green Dot Corp., Class
a
A* 1,560 19,609
Jefferson Capital, Inc.(b) 336 7,046
LendingClub Corp.* 3,290 59,549
LendingTree, Inc.* 324 18,478
Medallion Financial Corp. 474 4,712
Navient Corp. 2,014 24,974
Nelnet, Inc., Class
a
A 376 48,594
NerdWallet, Inc., Class
a
A* 1,199 17,997
Oportun Financial Corp.* 1,140 5,894
OppFi, Inc. 717 7,098
PRA Group, Inc.* 1,146 18,565
PROG Holdings, Inc. 1,142 32,867
Regional Management Corp. 268 10,195
Upstart Holdings, Inc.(b) 2,446 109,972
Vroom, Inc.* 30 620
World Acceptance Corp.* 76 11,754
869,231
Consumer Staples Distribution & Retail — 0.4%
Andersons, Inc. (The) 951 48,976
Chefs' Warehouse, Inc. (The)* 1,059 64,938
Grocery Outlet Holding Corp.* 2,752 30,630
HF Foods Group, Inc.* 1,169 2,934
Ingles Markets, Inc., Class
a
A 425 32,691
Natural Grocers by Vitamin
Cottage, Inc. 372 10,323
PriceSmart, Inc. 746 91,833
United Natural Foods, Inc.* 1,744 65,069
Investments
Shares Value
Common Stocks (a) (continued)
Village Super Market, Inc.,
Class
a
A 267 $ 9,227
Weis Markets, Inc. 482 31,316
387,937
Containers & Packaging — 0.2%
Ardagh Metal Packaging SA 4,059 15,221
Greif, Inc., Class
a
A 737 48,369
Greif, Inc., Class
a
B 134 9,538
Myers Industries, Inc. 1,077 19,451
O-I Glass, Inc.* 4,470 60,256
Ranpak Holdings Corp.,
Class
a
A* 1,366 6,748
TriMas Corp. 965 32,878
192,461
Distributors — 0.1%
A-Mark Precious Metals, Inc. 552 15,848
GigaCloud Technology, Inc.,
Class
a
A* 723 26,823
Weyco Group, Inc. 181 5,423
48,094
Diversified Consumer Services — 1.0%
Adtalem Global Education, Inc.* 1,033 95,614
American Public Education,
Inc.* 507 17,651
Carriage Services, Inc., Class
a
A 412 17,840
Coursera, Inc.* 4,019 31,951
Driven Brands Holdings, Inc.* 1,737 25,378
European Wax Center, Inc.,
Class
a
A* 851 3,293
Frontdoor, Inc.* 2,164 116,704
Graham Holdings Co., Class
a
B 94 104,011
KinderCare Learning Cos., Inc.* 919 3,658
Laureate Education, Inc.* 3,743 115,659
Lincoln Educational Services
Corp.* 860 17,699
Matthews International Corp.,
Class
a
A 866 21,252
McGraw Hill, Inc.* 683 11,987
Mister Car Wash, Inc.* 2,884 15,400
Nerdy, Inc.(b) 1,708 2,289
OneSpaWorld Holdings Ltd. 2,754 56,237
Perdoceo Education Corp. 1,788 49,992
Strategic Education, Inc. 677 52,819
Stride, Inc.* 1,242 78,904
Udemy, Inc.* 2,824 14,346
Universal Technical Institute,
Inc.* 1,357 31,238
Zspace, Inc.* 138 59
883,981
Diversified REITs — 0.5%
Alexander & Baldwin, Inc., REIT 2,121 33,151
Alpine Income Property Trust,
Inc., REIT 369 6,398
American Assets Trust, Inc.,
REIT 1,511 29,465

See accompanying notes to the financial statements.
NOVEMBER 30, 2025 (UNAUDITED) :: RUSSELL 2000 HIGH INCOME ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
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119
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::
Investments
Shares Value
Common Stocks (a) (continued)
Armada Hoffler Properties, Inc.,
REIT 2,325 $ 15,275
Broadstone Net Lease, Inc.,
REIT 5,517 96,934
CTO Realty Growth, Inc., REIT 882 15,947
Essential Properties Realty
Trust, Inc., REIT 5,775 182,836
Gladstone Commercial Corp.,
REIT 1,348 14,909
Global Net Lease, Inc., REIT 5,824 47,815
Modiv Industrial, Inc., Class
a
C,
REIT 273 4,068
NexPoint Diversified Real
Estate Trust, REIT 993 2,870
449,668
Diversified Telecommunication Services — 0.5%
Anterix, Inc.* 327 6,723
ATN International, Inc. 289 6,095
Bandwidth, Inc., Class
a
A* 794 11,306
Cogent Communications
Holdings, Inc. 1,307 24,937
Globalstar, Inc.* 1,459 88,634
IDT Corp., Class
a
B 475 23,641
Liberty Latin America Ltd.,
Class
a
A* 848 7,361
Liberty Latin America Ltd.,
Class
a
C* 3,685 32,244
Lumen Technologies, Inc.* 27,734 224,923
Shenandoah
Telecommunications Co. 1,476 16,133
Uniti Group, Inc. 4,162 26,512
468,509
Electric Utilities — 1.1%
ALLETE, Inc. 1,700 114,954
Genie Energy Ltd., Class
a
B 620 8,978
Hawaiian Electric Industries,
Inc.* 5,069 59,611
MGE Energy, Inc. 1,071 88,700
Oklo, Inc., Class
a
A(b) 3,158 288,578
Otter Tail Corp. 1,119 91,982
Portland General Electric Co. 3,208 163,031
TXNM Energy, Inc. 2,833 165,589
981,423
Electrical Equipment — 2.5%
Allient, Inc. 419 22,567
American Superconductor
Corp.* 1,269 39,453
Amprius Technologies, Inc.* 2,709 30,666
Array Technologies, Inc.* 4,412 33,134
Atkore, Inc. 977 65,410
Bloom Energy Corp., Class
a
A* 6,245 682,204
EnerSys 1,116 159,711
Enovix Corp.* 4,789 37,306
Eos Energy Enterprises, Inc.(b) 8,335 125,442
Fluence Energy, Inc.* 2,208 43,365
Hyliion Holdings Corp.(b) 3,606 6,779
KULR Technology Group, Inc.(b) 1,045 3,386
LSI Industries, Inc. 771 14,102
Investments
Shares Value
Common Stocks (a) (continued)
NANO Nuclear Energy, Inc.(b) 905 $ 29,594
Net Power, Inc.* 988 2,865
Nextpower, Inc., Class
a
A* 4,242 388,652
NuScale Power Corp., Class
a
A* 3,683 73,660
Plug Power, Inc.(b) 31,744 63,806
Powell Industries, Inc. 278 89,855
Power Solutions International,
Inc.* 191 10,329
Preformed Line Products Co. 71 14,573
Shoals Technologies Group,
Inc., Class
a
A* 4,888 41,010
SKYX Platforms Corp.* 1,805 3,881
SunPower, Inc.(b) 1,758 3,041
Sunrun, Inc.* 6,091 123,343
T1 Energy, Inc.* 3,245 13,369
Thermon Group Holdings, Inc.* 954 33,485
Vicor Corp.* 677 60,490
2,215,478
Electronic Equipment, Instruments & Components — 3.3%
908 Devices, Inc.* 798 5,067
Advanced Energy Industries,
Inc. 1,092 230,619
Aeva Technologies, Inc.* 890 9,924
Arlo Technologies, Inc.* 2,891 41,919
Badger Meter, Inc. 861 153,723
Bel Fuse, Inc., Class
a
A 45 5,919
Bel Fuse, Inc., Class
a
B 302 46,517
Belden, Inc. 1,150 130,410
Benchmark Electronics, Inc. 1,040 46,727
Climb Global Solutions, Inc. 113 11,420
CTS Corp. 848 35,896
Daktronics, Inc.* 1,120 21,202
ePlus, Inc. 766 68,634
Evolv Technologies Holdings,
Inc.* 3,360 21,470
Fabrinet* 1,050 482,381
Frequency Electronics, Inc.* 192 5,499
Insight Enterprises, Inc.* 840 72,719
Itron, Inc.* 1,322 130,931
Kimball Electronics, Inc.* 708 20,461
Knowles Corp.* 2,484 55,840
Methode Electronics, Inc. 972 7,368
MicroVision, Inc.(b) 7,257 6,835
Mirion Technologies, Inc.,
Class
a
A* 6,829 177,691
M-Tron Industries, Inc.* 72 3,720
Napco Security Technologies,
Inc. 1,005 40,602
Neonode, Inc.* 337 752
nLight, Inc.* 1,397 49,216
Novanta, Inc.* 1,049 119,229
OSI Systems, Inc.* 465 125,945
Ouster, Inc.* 1,477 33,912
PC Connection, Inc. 322 18,689
Plexus Corp.* 779 111,358
Powerfleet, Inc.* 3,611 17,947
Red Cat Holdings, Inc.* 2,483 18,424
Richardson Electronics Ltd. 350 3,661
Rogers Corp.* 541 45,341

See accompanying notes to the financial statements.
RUSSELL 2000 HIGH INCOME ETF :: NOVEMBER 30, 2025 (UNAUDITED)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
120
ITWO
::
Investments
Shares Value
Common Stocks (a) (continued)
Sanmina Corp.* 1,520 $ 237,371
ScanSource, Inc.* 614 25,248
TTM Technologies, Inc.* 2,928 205,487
Vishay Intertechnology, Inc. 3,523 48,159
Vishay Precision Group, Inc.* 346 11,812
Vuzix Corp.(b) 1,871 5,033
2,911,078
Energy Equipment & Services — 1.7%
Archrock, Inc. 4,809 118,013
Atlas Energy Solutions, Inc.,
Class
a
A 2,260 19,481
Borr Drilling Ltd. 7,201 23,835
Bristow Group, Inc., Class
a
A* 827 31,021
Cactus, Inc., Class
a
A 1,992 85,497
Core Laboratories, Inc. 1,365 20,611
DMC Global, Inc.* 563 3,496
Energy Services of America
Corp. 342 3,061
Expro Group Holdings NV* 3,002 41,878
Flowco Holdings, Inc., Class
a
A 585 9,927
Forum Energy Technologies,
Inc.* 323 10,142
Helix Energy Solutions Group,
Inc.* 4,045 26,940
Helmerich & Payne, Inc. 2,810 78,399
Innovex International, Inc.* 1,125 24,772
Kodiak Gas Services, Inc. 2,198 77,370
Liberty Energy, Inc., Class
a
A 4,593 81,664
Mammoth Energy Services,
Inc.* 711 1,308
Nabors Industries Ltd.* 444 22,142
National Energy Services
Reunited Corp.* 1,772 24,702
Natural Gas Services Group,
Inc. 295 9,136
Noble Corp. plc 3,671 112,406
Oceaneering International, Inc.* 2,731 66,636
Oil States International, Inc.* 1,701 10,716
Patterson-UTI Energy, Inc. 10,270 59,669
ProFrac Holding Corp.,
Class
a
A* 358 1,267
ProPetro Holding Corp.* 2,326 22,260
Ranger Energy Services, Inc.,
Class
a
A 586 7,917
RPC, Inc. 2,600 13,832
SEACOR Marine Holdings, Inc.* 599 4,265
Seadrill Ltd.* 1,825 55,699
Select Water Solutions, Inc.,
Class
a
A 2,713 27,401
Solaris Energy Infrastructure,
Inc., Class
a
A 1,059 50,716
TETRA Technologies, Inc.* 3,691 28,679
Tidewater, Inc.* 1,433 77,411
Transocean Ltd.* 24,729 109,055
Valaris Ltd.* 1,855 104,641
1,465,965
Entertainment — 0.5%
AMC Entertainment Holdings,
Inc., Class
a
A* 12,656 31,007
Investments
Shares Value
Common Stocks (a) (continued)
Atlanta Braves Holdings, Inc.,
Class
a
A* 197 $ 8,583
Atlanta Braves Holdings, Inc.,
Class
a
C* 1,343 53,451
Cinemark Holdings, Inc. 3,023 82,770
CuriosityStream, Inc. 943 4,536
Eventbrite, Inc., Class
a
A* 2,203 5,486
Gaia, Inc., Class
a
A* 511 1,967
Golden Matrix Group, Inc.* 629 457
IMAX Corp.* 1,272 47,191
Lionsgate Studios Corp.* 5,958 44,447
Madison Square Garden
Entertainment Corp., Class
a
A* 1,151 56,940
Marcus Corp. (The) 676 10,613
Playstudios, Inc.* 2,602 1,671
Playtika Holding Corp. 1,641 6,646
Reservoir Media, Inc.* 594 4,526
Sphere Entertainment Co.* 809 68,433
Starz Entertainment Corp. 333 3,653
Vivid Seats, Inc., Class
a
A(b) 95 733
433,110
Financial Services — 2.1%
Acacia Research Corp.* 995 3,721
Alerus Financial Corp. 685 14,755
Banco Latinoamericano de
Comercio Exterior SA,
Class
a
E 830 37,267
Better Home & Finance Holding
Co.* 149 7,215
Burford Capital Ltd. 5,851 55,994
Cannae Holdings, Inc. 1,675 26,967
Cantaloupe, Inc.* 1,710 18,246
Cass Information Systems, Inc. 350 14,700
Compass Diversified Holdings 1,955 14,389
Enact Holdings, Inc. 841 32,555
Essent Group Ltd. 2,834 177,862
EVERTEC, Inc. 1,872 54,101
Federal Agricultural Mortgage
Corp., Class
a
C 272 46,719
Finance of America Cos., Inc.,
Class
a
A* 129 3,091
Flywire Corp.* 3,409 47,692
HA Sustainable Infrastructure
Capital, Inc. 3,486 119,779
International Money Express,
Inc.* 798 12,162
Jackson Financial, Inc., Class
a
A 2,084 204,253
loanDepot, Inc., Class
a
A* 2,412 6,826
Marqeta, Inc., Class
a
A* 11,181 53,557
Merchants Bancorp 754 24,648
NCR Atleos Corp.* 2,127 78,848
NewtekOne, Inc. 721 7,700
NMI Holdings, Inc., Class
a
A* 2,275 86,791
Onity Group, Inc.* 194 8,643
Pagseguro Digital Ltd., Class
a
A 5,210 54,601
Payoneer Global, Inc.* 8,084 46,726
Paysafe Ltd.* 944 7,259
Paysign, Inc.* 1,003 5,226
PennyMac Financial Services,
Inc. 849 114,250

See accompanying notes to the financial statements.
NOVEMBER 30, 2025 (UNAUDITED) :: RUSSELL 2000 HIGH INCOME ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
121
ITWO
::
Investments
Shares Value
Common Stocks (a) (continued)
Priority Technology Holdings,
Inc.* 726 $ 4,247
Radian Group, Inc. 3,944 140,209
Remitly Global, Inc.* 4,852 65,720
Repay Holdings Corp., Class
a
A* 2,267 7,526
Security National Financial
Corp., Class
a
A* 448 3,871
Sezzle, Inc.* 461 28,467
StoneCo Ltd., Class
a
A* 7,304 123,072
SWK Holdings Corp. 89 1,511
Triller Group, Inc.* 3,003 1,219
Velocity Financial, Inc.* 277 5,354
Walker & Dunlop, Inc. 958 61,925
Waterstone Financial, Inc. 447 7,000
1,836,664
Food Products — 0.7%
Alico, Inc. 154 5,358
B&G Foods, Inc. 2,243 10,340
Beyond Meat, Inc.* 2,141 2,102
BRC, Inc., Class
a
A* 2,815 3,575
Calavo Growers, Inc. 491 10,061
Cal-Maine Foods, Inc. 1,337 111,399
Dole plc 2,051 29,699
Forafric Global plc(b) 97 994
Fresh Del Monte Produce, Inc. 965 34,875
Hain Celestial Group, Inc. (The)* 2,635 2,899
J & J Snack Foods Corp. 451 41,650
John B Sanfilippo & Son, Inc. 226 16,414
Lifeway Foods, Inc.* 148 3,668
Limoneira Co. 485 6,737
Mama's Creations, Inc.* 989 11,195
Marzetti Co. (The) 587 97,994
Mission Produce, Inc.* 1,239 14,893
Seneca Foods Corp., Class
a
A* 135 16,328
Simply Good Foods Co. (The)* 2,726 53,648
SunOpta, Inc.* 2,785 10,472
Tootsie Roll Industries, Inc. 528 20,254
TreeHouse Foods, Inc.* 1,462 34,927
Utz Brands, Inc. 2,103 20,378
Vital Farms, Inc.* 1,009 32,994
Westrock Coffee Co.(b) 1,049 4,563
597,417
Gas Utilities — 1.0%
Brookfield Infrastructure Corp.,
Class
a
A 3,501 159,821
Chesapeake Utilities Corp. 664 92,336
New Jersey Resources Corp. 2,938 141,259
Northwest Natural Holding Co. 1,174 58,078
ONE Gas, Inc. 1,743 145,959
RGC Resources, Inc. 238 5,369
Southwest Gas Holdings, Inc. 1,884 156,466
Spire, Inc. 1,696 150,367
909,655
Ground Transportation — 0.3%
ArcBest Corp. 662 42,481
Covenant Logistics Group, Inc.,
Class
a
A 477 9,511
Investments
Shares Value
Common Stocks (a) (continued)
FTAI Infrastructure, Inc. 3,144 $ 13,456
Heartland Express, Inc. 1,291 10,147
Hertz Global Holdings, Inc.* 3,436 18,005
Marten Transport Ltd. 1,693 17,353
PAMT Corp.* 177 1,589
Proficient Auto Logistics, Inc.* 688 5,614
RXO, Inc.* 4,726 62,478
Universal Logistics Holdings,
Inc. 197 2,959
Werner Enterprises, Inc. 1,685 43,069
226,662
Health Care Equipment & Supplies — 2.6%
Accuray, Inc.* 2,950 3,186
Acme United Corp. 97 3,589
Alphatec Holdings, Inc.* 3,369 75,971
AngioDynamics, Inc.* 1,128 13,987
Anteris Technologies Global
Corp.* 989 4,055
Artivion, Inc.* 1,106 51,606
AtriCure, Inc.* 1,405 50,749
Avanos Medical, Inc.* 1,300 15,262
Axogen, Inc.* 1,274 36,500
Beta Bionics, Inc.* 1,112 34,850
Bioventus, Inc., Class
a
A* 1,341 10,178
Butterfly Network, Inc.* 5,586 17,317
CapsoVision, Inc.* 171 956
Carlsmed, Inc.* 198 3,223
Ceribell, Inc.* 724 12,286
Cerus Corp.* 5,371 9,453
ClearPoint Neuro, Inc.* 763 11,033
CONMED Corp. 906 39,339
CVRx, Inc.* 465 4,562
Delcath Systems, Inc.* 864 8,381
Electromed, Inc.* 197 5,274
Embecta Corp. 1,700 21,684
Enovis Corp.* 1,663 50,339
Glaukos Corp.* 1,625 172,721
Haemonetics Corp.* 1,400 113,890
ICU Medical, Inc.* 704 104,502
Inogen, Inc.* 692 4,899
Integer Holdings Corp.* 1,004 72,469
Integra LifeSciences Holdings
Corp.* 1,951 25,597
iRadimed Corp. 234 21,814
iRhythm Technologies, Inc.* 927 174,285
Kestra Medical Technologies
Ltd.(b) 383 10,333
KORU Medical Systems, Inc.* 1,258 7,447
Lantheus Holdings, Inc.* 1,982 116,680
LeMaitre Vascular, Inc. 610 50,600
LENSAR, Inc.* 274 2,789
LivaNova plc* 1,584 101,075
Lucid Diagnostics, Inc.* 2,070 2,194
Merit Medical Systems, Inc.* 1,699 147,116
Myomo, Inc.* 907 807
Neogen Corp.* 6,359 38,027
Neuronetics, Inc.* 1,055 1,572
NeuroPace, Inc.* 700 11,452
Novocure Ltd.* 2,952 37,815

See accompanying notes to the financial statements.
RUSSELL 2000 HIGH INCOME ETF :: NOVEMBER 30, 2025 (UNAUDITED)
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Investments
Shares Value
Common Stocks (a) (continued)
Omnicell, Inc.* 1,355 $ 49,471
OraSure Technologies, Inc.* 2,191 5,215
Orthofix Medical, Inc.* 1,125 18,101
OrthoPediatrics Corp.* 493 9,116
Outset Medical, Inc.* 482 2,198
PROCEPT BioRobotics Corp.* 1,529 48,439
Pro-Dex, Inc.* 63 2,296
Pulmonx Corp.* 1,114 1,805
Pulse Biosciences, Inc.* 516 7,064
QuidelOrtho Corp.* 1,972 53,934
RxSight, Inc.* 1,014 11,580
Sanara Medtech, Inc.* 89 1,862
SANUWAVE Health, Inc.* 205 6,954
Semler Scientific, Inc.* 348 7,559
Shoulder Innovations, Inc.* 138 2,131
SI-BONE, Inc.* 1,103 21,464
Sight Sciences, Inc.* 1,201 10,040
STAAR Surgical Co.* 1,452 38,536
Stereotaxis, Inc.* 1,789 4,401
Tactile Systems Technology,
Inc.* 668 17,174
Tandem Diabetes Care, Inc.* 1,944 40,843
TransMedics Group, Inc.* 966 141,335
Treace Medical Concepts, Inc.* 1,387 4,133
UFP Technologies, Inc.* 218 49,418
Utah Medical Products, Inc. 90 5,072
Varex Imaging Corp.* 1,190 13,768
2,275,773
Health Care Providers & Services — 3.2%
AdaptHealth Corp., Class
a
A* 2,959 28,584
Addus HomeCare Corp.* 529 63,586
agilon health, Inc.* 8,976 5,844
AirSculpt Technologies, Inc.* 485 1,712
Alignment Healthcare, Inc.* 4,250 81,643
AMN Healthcare Services, Inc.* 1,112 18,515
Ardent Health, Inc.* 671 5,891
Astrana Health, Inc.* 1,184 27,279
Aveanna Healthcare Holdings,
Inc.* 1,422 13,282
BrightSpring Health Services,
Inc.* 3,114 112,602
Brookdale Senior Living, Inc.* 6,674 74,282
Castle Biosciences, Inc.* 826 32,999
Clover Health Investments
Corp., Class
a
A* 11,736 29,223
Community Health Systems,
Inc.* 3,777 13,068
Concentra Group Holdings
Parent, Inc. 3,395 69,801
CorVel Corp.* 846 61,910
Cross Country Healthcare, Inc.* 909 9,326
DocGo, Inc.* 2,650 2,730
Enhabit, Inc.* 1,441 12,883
Ensign Group, Inc. (The) 1,635 303,358
Fulgent Genetics, Inc.* 603 17,837
GeneDx Holdings Corp.,
Class
a
A* 546 91,155
Guardant Health, Inc.* 3,471 376,326
Guardian Pharmacy Services,
Inc., Class
a
A* 568 16,631
Investments
Shares Value
Common Stocks (a) (continued)
HealthEquity, Inc.* 2,481 $ 260,952
Hims & Hers Health, Inc.* 5,542 220,350
Innovage Holding Corp.* 592 3,126
Joint Corp. (The)* 411 3,461
LifeStance Health Group, Inc.* 3,854 25,051
Nano-X Imaging Ltd.* 1,871 8,382
National HealthCare Corp. 370 50,427
National Research Corp. 369 6,269
NeoGenomics, Inc.* 3,749 45,363
Nutex Health, Inc.* 100 11,511
Omada Health, Inc.(b) 269 5,038
Oncology Institute, Inc. (The)* 1,747 5,486
OPKO Health, Inc.* 11,963 16,270
Option Care Health, Inc.* 4,791 149,000
Owens & Minor, Inc.* 2,197 5,976
PACS Group, Inc.* 1,279 42,731
Pediatrix Medical Group, Inc.* 2,481 59,767
Pennant Group, Inc. (The)* 983 27,229
Privia Health Group, Inc.* 3,342 81,445
Progyny, Inc.* 2,185 57,618
RadNet, Inc.* 1,984 164,255
SBC Medical Group Holdings,
Inc.(b) 169 603
Select Medical Holdings Corp. 3,251 50,358
Sonida Senior Living, Inc.* 161 5,216
Strata Critical Medical, Inc.* 1,889 8,198
Surgery Partners, Inc.* 2,247 38,356
Talkspace, Inc.* 4,193 14,172
US Physical Therapy, Inc. 438 32,346
Viemed Healthcare, Inc.* 1,015 7,014
2,876,437
Health Care REITs — 1.0%
American Healthcare REIT, Inc. 4,628 235,010
CareTrust REIT, Inc. 6,195 232,498
Community Healthcare Trust,
Inc., REIT 796 12,402
Diversified Healthcare Trust,
REIT 6,384 30,835
Global Medical REIT, Inc. 373 12,372
LTC Properties, Inc., REIT 1,324 48,313
National Health Investors, Inc.,
REIT 1,345 106,901
Sabra Health Care REIT, Inc. 6,914 134,892
Sila Realty Trust, Inc., REIT 1,616 38,655
Strawberry Fields REIT, Inc. 213 2,669
Universal Health Realty Income
Trust, REIT 376 15,284
869,831
Health Care Technology — 0.3%
Claritev Corp.* 219 11,841
Definitive Healthcare Corp.,
Class
a
A* 1,036 2,942
Evolent Health, Inc., Class
a
A* 3,414 14,339
Health Catalyst, Inc.* 1,971 5,893
HealthStream, Inc. 713 17,932
LifeMD, Inc.(b) 1,089 4,171
OptimizeRx Corp.* 458 6,994
Phreesia, Inc.* 1,664 34,095

See accompanying notes to the financial statements.
NOVEMBER 30, 2025 (UNAUDITED) :: RUSSELL 2000 HIGH INCOME ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
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123
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Investments
Shares Value
Common Stocks (a) (continued)
Schrodinger, Inc.* 1,637 $ 28,746
Simulations Plus, Inc.* 487 8,279
Teladoc Health, Inc.* 5,110 38,785
TruBridge, Inc.* 290 6,369
Waystar Holding Corp.* 3,178 117,300
297,686
Hotel & Resort REITs — 0.6%
Apple Hospitality REIT, Inc. 6,510 77,404
Braemar Hotels & Resorts, Inc.,
REIT 1,715 4,579
Chatham Lodging Trust, REIT 1,354 9,180
DiamondRock Hospitality Co.,
REIT 5,995 54,614
Pebblebrook Hotel Trust, REIT 3,419 38,771
RLJ Lodging Trust, REIT 4,314 32,528
Ryman Hospitality Properties,
Inc., REIT 1,795 171,297
Service Properties Trust, REIT 4,497 7,825
Summit Hotel Properties, Inc.,
REIT 3,189 17,093
Sunstone Hotel Investors, Inc.,
REIT 5,537 51,826
Xenia Hotels & Resorts, Inc.,
REIT 2,874 40,179
505,296
Hotels, Restaurants & Leisure — 1.6%
Accel Entertainment, Inc.,
Class
a
A* 1,573 16,108
Bally's Corp.* 213 3,717
Biglari Holdings, Inc., Class
a
B* 19 5,584
BJ's Restaurants, Inc.* 589 22,588
Bloomin' Brands, Inc. 2,441 17,331
Brightstar Lottery plc 3,253 50,877
Brinker International, Inc.* 1,285 197,620
Cheesecake Factory, Inc. (The) 1,346 64,150
Cracker Barrel Old Country
Store, Inc.(b) 647 18,692
Dave & Buster's Entertainment,
Inc.* 791 13,835
Denny's Corp.* 1,467 9,051
Dine Brands Global, Inc. 444 13,875
El Pollo Loco Holdings, Inc.* 767 8,368
First Watch Restaurant Group,
Inc.* 1,321 24,518
Genius Sports Ltd.* 6,361 64,055
Global Business Travel Group I* 2,745 21,164
Golden Entertainment, Inc. 567 17,021
Hilton Grand Vacations, Inc.* 1,678 71,869
Inspired Entertainment, Inc.* 725 5,959
Jack in the Box, Inc.(b) 546 10,762
Krispy Kreme, Inc. 2,245 9,384
Kura Sushi USA, Inc., Class
a
A* 184 9,040
Life Time Group Holdings, Inc.* 3,949 110,256
Lindblad Expeditions Holdings,
Inc.* 1,090 13,113
Marriott Vacations Worldwide
Corp. 811 44,281
Monarch Casino & Resort, Inc. 372 35,928
Nathan's Famous, Inc. 84 7,750
Investments
Shares Value
Common Stocks (a) (continued)
Papa John's International, Inc. 950 $ 39,967
Portillo's, Inc., Class
a
A(b) 1,725 9,005
Pursuit Attractions and
Hospitality, Inc.* 620 21,285
RCI Hospitality Holdings, Inc. 234 5,700
Red Rock Resorts, Inc., Class
a
A 1,423 83,345
Rush Street Interactive, Inc.* 2,581 47,594
Sabre Corp.* 10,548 16,982
Serve Robotics, Inc.(b) 1,363 13,984
Shake Shack, Inc., Class
a
A* 1,130 98,852
Six Flags Entertainment Corp.* 2,790 42,352
Super Group SGHC Ltd. 4,630 50,143
Sweetgreen, Inc., Class
a
A* 3,011 19,541
Target Hospitality Corp.* 935 7,293
United Parks & Resorts, Inc.* 791 28,547
Xponential Fitness, Inc.,
Class
a
A* 800 5,312
1,376,798
Household Durables — 1.7%
Bassett Furniture Industries,
Inc. 234 3,634
Beazer Homes USA, Inc.* 819 18,731
Cavco Industries, Inc.* 220 131,043
Century Communities, Inc. 757 49,425
Champion Homes, Inc.* 1,667 143,095
Cricut, Inc., Class
a
A 1,341 6,356
Dream Finders Homes, Inc.,
Class
a
A* 875 17,299
Ethan Allen Interiors, Inc. 674 15,933
Flexsteel Industries, Inc. 108 4,269
Green Brick Partners, Inc.* 909 61,703
Hamilton Beach Brands Holding
Co., Class
a
A 210 3,349
Helen of Troy Ltd.* 665 12,602
Hovnanian Enterprises, Inc.,
Class
a
A* 138 18,158
Installed Building Products,
Inc.(b) 682 182,790
KB Home 1,928 124,028
La-Z-Boy, Inc. 1,207 46,976
Legacy Housing Corp.* 248 4,943
Leggett & Platt, Inc. 3,877 39,778
LGI Homes, Inc.* 607 31,576
Lovesac Co. (The)* 387 5,553
M/I Homes, Inc.* 758 104,293
Meritage Homes Corp. 2,066 150,983
Sonos, Inc.* 3,421 63,494
Taylor Morrison Home Corp.,
Class
a
A* 2,823 176,974
Traeger, Inc.* 960 875
Tri Pointe Homes, Inc.* 2,508 85,573
1,503,433
Household Products — 0.2%
Central Garden & Pet Co.* 244 8,335
Central Garden & Pet Co.,
Class
a
A* 1,468 45,420
Energizer Holdings, Inc. 1,924 35,074
Oil-Dri Corp. of America 288 15,676

See accompanying notes to the financial statements.
RUSSELL 2000 HIGH INCOME ETF :: NOVEMBER 30, 2025 (UNAUDITED)
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Investments
Shares Value
Common Stocks (a) (continued)
Spectrum Brands Holdings, Inc. 695 $ 41,248
WD-40 Co. 396 77,537
223,290
Independent Power and Renewable Electricity Producers — 0.2%
Hallador Energy Co.* 903 18,412
Montauk Renewables, Inc.* 1,962 3,198
Ormat Technologies, Inc. 1,775 200,416
222,026
Industrial Conglomerates — 0.0%(d)
Brookfield Business Corp.,
Class
a
A 676 23,565
Industrial REITs — 0.4%
Industrial Logistics Properties
Trust, REIT 1,556 8,620
Innovative Industrial Properties,
Inc., REIT 809 40,005
LXP Industrial Trust, REIT 1,695 82,208
One Liberty Properties, Inc.,
REIT 535 11,149
Plymouth Industrial REIT, Inc. 1,190 26,109
Terreno Realty Corp., REIT 2,972 186,612
354,703
Insurance — 1.9%
Abacus Global Management,
Inc.* 1,173 7,777
American Coastal Insurance
Corp. 710 8,485
American Integrity Insurance
Group, Inc.* 231 4,883
AMERISAFE, Inc. 552 22,522
Aspen Insurance Holdings Ltd.,
Class
a
A* 448 16,598
Ategrity Specialty Holdings
LLC* 184 3,502
Baldwin Insurance Group, Inc.
(The), Class
a
A* 2,042 58,217
Bowhead Specialty Holdings,
Inc.* 458 12,755
Citizens, Inc., Class
a
A(b) 1,317 7,849
CNO Financial Group, Inc. 2,798 114,522
Crawford & Co., Class
a
A 476 5,322
Donegal Group, Inc., Class
a
A 484 9,743
eHealth, Inc.* 838 3,419
Employers Holdings, Inc. 703 28,015
F&G Annuities & Life, Inc. 622 20,097
Fidelis Insurance Holdings Ltd. 1,692 32,216
Genworth Financial, Inc.,
Class
a
A* 11,974 103,934
GoHealth, Inc., Class
a
A* 157 471
Goosehead Insurance, Inc.,
Class
a
A 703 50,300
Greenlight Capital Re Ltd.,
Class
a
A* 767 10,132
Hamilton Insurance Group Ltd.,
Class
a
B* 1,336 36,446
HCI Group, Inc. 300 53,325
Investments
Shares Value
Common Stocks (a) (continued)
Heritage Insurance Holdings,
Inc.* 658 $ 19,115
Hippo Holdings, Inc.* 522 17,111
Horace Mann Educators Corp. 1,183 54,158
Investors Title Co. 39 10,877
James River Group Holdings,
Inc. 1,072 6,314
Kestrel Group Ltd. 79 1,176
Kingstone Cos., Inc. 327 4,977
Kingsway Financial Services,
Inc.* 615 7,995
Lemonade, Inc.* 1,616 126,242
MBIA, Inc.* 1,330 10,041
Mercury General Corp. 780 72,634
NI Holdings, Inc.* 199 2,702
Octave Specialty Group, Inc.* 1,255 11,282
Oscar Health, Inc., Class
a
A* 5,645 101,441
Palomar Holdings, Inc.* 766 95,145
ProAssurance Corp.* 1,484 35,735
Root, Inc., Class
a
A* 333 26,936
Safety Insurance Group, Inc. 428 32,537
Selective Insurance Group, Inc. 1,768 138,894
Selectquote, Inc.* 3,998 5,797
SiriusPoint Ltd.* 2,977 61,922
Skyward Specialty Insurance
Group, Inc.* 1,040 50,918
Slide Insurance Holdings, Inc.
(b) 775 13,090
Stewart Information Services
Corp. 809 61,994
Tiptree, Inc., Class
a
A 686 12,883
Trupanion, Inc.* 1,077 38,007
United Fire Group, Inc. 615 22,478
Universal Insurance Holdings,
Inc. 740 24,516
1,677,447
Interactive Media & Services — 0.5%
Angi, Inc., Class
a
A* 1,180 13,476
Arena Group Holdings, Inc.
(The)(b) 378 1,588
Bumble, Inc., Class
a
A* 2,116 7,512
Cargurus, Inc., Class
a
A* 2,394 84,460
Cars.com, Inc.* 1,674 19,418
EverQuote, Inc., Class
a
A* 808 21,323
fuboTV, Inc.* 9,701 29,491
Getty Images Holdings, Inc.(b) 3,207 4,939
Grindr, Inc.* 969 12,432
MediaAlpha, Inc., Class
a
A* 967 12,339
Nextdoor Holdings, Inc.* 6,156 10,773
QuinStreet, Inc.* 1,581 22,071
Rumble, Inc.(b) 3,105 21,021
Shutterstock, Inc. 709 14,761
Teads Holding Co.(b) 1,054 746
Travelzoo* 184 1,308
TripAdvisor, Inc.* 3,380 50,261
TrueCar, Inc.* 2,295 4,888
Webtoon Entertainment, Inc.(b) 523 7,275
Yelp, Inc., Class
a
A* 1,796 51,922
Ziff Davis, Inc.* 1,214 39,844

See accompanying notes to the financial statements.
NOVEMBER 30, 2025 (UNAUDITED) :: RUSSELL 2000 HIGH INCOME ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
125
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Investments
Shares Value
Common Stocks (a) (continued)
ZipRecruiter, Inc., Class
a
A* 1,982 $ 9,415
441,263
IT Services — 0.6%
Applied Digital Corp.(b) 6,227 168,752
ASGN, Inc.* 1,244 55,992
Backblaze, Inc., Class
a
A* 1,557 7,380
BigBear.ai Holdings, Inc.(b) 8,410 53,319
Commerce.com, Inc., Series 1* 1,911 8,772
Crexendo, Inc.* 421 2,939
CSP, Inc. 202 2,315
DigitalOcean Holdings, Inc.* 1,987 88,461
Fastly, Inc., Class
a
A* 3,983 46,442
Grid Dynamics Holdings, Inc.* 1,917 16,793
Hackett Group, Inc. (The) 730 13,483
Information Services Group,
Inc. 1,028 5,531
Rackspace Technology, Inc.* 2,434 2,580
TSS, Inc.(b) 531 5,114
Tucows, Inc., Class
a
A* 196 4,247
Unisys Corp.* 1,943 5,207
VTEX, Class
a
A* 1,683 6,984
494,311
Leisure Products — 0.4%
Acushnet Holdings Corp. 804 67,616
American Outdoor Brands, Inc.* 356 2,553
Clarus Corp. 861 3,082
Escalade, Inc. 294 3,898
Funko, Inc., Class
a
A* 1,015 3,207
JAKKS Pacific, Inc. 256 4,206
Johnson Outdoors, Inc.,
Class
a
A 153 6,272
Latham Group, Inc.* 1,304 9,324
Malibu Boats, Inc., Class
a
A* 538 15,274
Marine Products Corp. 252 2,134
MasterCraft Boat Holdings,
Inc.* 476 8,797
Peloton Interactive, Inc.,
Class
a
A* 10,967 74,466
Polaris, Inc. 1,552 102,991
Smith & Wesson Brands, Inc. 1,275 11,105
Sturm Ruger & Co., Inc. 465 14,006
Topgolf Callaway Brands Corp.* 3,839 49,446
378,377
Life Sciences Tools & Services — 0.5%
10X Genomics, Inc., Class
a
A* 3,118 58,650
Adaptive Biotechnologies
Corp.* 4,341 85,344
Alpha Teknova, Inc.* 317 1,484
Atlantic International Corp.(b) 313 640
Azenta, Inc.* 1,184 42,103
BioLife Solutions, Inc.* 1,101 29,176
Codexis, Inc.* 2,387 4,130
CryoPort, Inc.* 1,423 13,689
Cytek Biosciences, Inc.* 3,421 19,329
Fortrea Holdings, Inc.* 2,653 33,720
Ginkgo Bioworks Holdings,
Inc.* 1,131 10,496
Investments
Shares Value
Common Stocks (a) (continued)
Lifecore Biomedical, Inc.* 803 $ 6,344
Maravai LifeSciences Holdings,
Inc., Class
a
A* 3,178 11,504
MaxCyte, Inc.* 2,943 5,180
Mesa Laboratories, Inc. 151 12,110
Niagen Bioscience, Inc.* 1,516 10,263
OmniAb, Inc.* 2,722 4,927
Pacific Biosciences of
California, Inc.* 8,031 18,632
Personalis, Inc.* 1,458 15,644
Quanterix Corp.* 1,198 8,697
Quantum-Si, Inc.* 4,571 6,445
Standard BioTools, Inc.* 8,703 13,054
411,561
Machinery — 3.6%
3D Systems Corp.* 3,838 7,983
Aebi Schmidt Holding AG 1,081 12,875
AirJoule Technologies Corp.* 699 2,279
Alamo Group, Inc. 300 48,111
Albany International Corp.,
Class
a
A 876 41,768
Astec Industries, Inc. 664 29,389
Atmus Filtration Technologies,
Inc. 2,427 122,830
Blue Bird Corp.* 921 48,095
CECO Environmental Corp.* 847 44,171
Chart Industries, Inc.* 1,317 268,602
Columbus McKinnon Corp. 822 13,514
Douglas Dynamics, Inc. 658 21,260
Eastern Co. (The) 169 3,295
Energy Recovery, Inc.* 1,550 22,397
Enerpac Tool Group Corp.,
Class
a
A 1,576 59,683
Enpro, Inc. 618 137,721
ESCO Technologies, Inc. 756 160,960
Federal Signal Corp. 1,748 199,272
Franklin Electric Co., Inc. 1,159 110,279
Gencor Industries, Inc.* 300 4,023
Gorman-Rupp Co. (The) 613 28,498
Graham Corp.* 302 17,365
Greenbrier Cos., Inc. (The) 877 39,009
Helios Technologies, Inc. 964 52,046
Hillenbrand, Inc. 2,053 65,368
Hillman Solutions Corp.* 5,757 50,374
Hyster-Yale, Inc. 340 9,887
JBT Marel Corp. 1,520 213,606
Kadant, Inc. 341 94,839
Kennametal, Inc. 2,214 61,284
L B Foster Co., Class
a
A* 293 7,905
Lindsay Corp. 317 36,433
Luxfer Holdings plc 775 9,687
Manitowoc Co., Inc. (The)* 1,005 11,336
Mayville Engineering Co., Inc.* 414 7,034
Microvast Holdings, Inc.(b) 5,784 20,360
Miller Industries, Inc. 321 12,436
Mueller Water Products, Inc.,
Class
a
A 4,533 109,880
Omega Flex, Inc. 105 2,845
Palladyne AI Corp.(b) 700 3,990

See accompanying notes to the financial statements.
RUSSELL 2000 HIGH INCOME ETF :: NOVEMBER 30, 2025 (UNAUDITED)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
126
ITWO
::
Investments
Shares Value
Common Stocks (a) (continued)
Park-Ohio Holdings Corp. 280 $ 5,995
Proto Labs, Inc.* 693 35,218
REV Group, Inc. 1,410 75,111
Richtech Robotics, Inc.,
Class
a
B(b) 2,013 7,146
SPX Technologies, Inc.* 1,401 301,271
Standex International Corp. 348 85,316
Tennant Co. 547 40,002
Terex Corp. 1,877 86,736
Titan International, Inc.* 1,411 11,415
Trinity Industries, Inc. 2,383 63,197
Wabash National Corp. 1,196 10,094
Watts Water Technologies, Inc.,
Class
a
A 800 220,704
Worthington Enterprises, Inc. 914 50,142
3,205,036
Marine Transportation — 0.2%
Costamare Bulkers Holdings
Ltd.* 252 4,151
Costamare, Inc. 1,285 19,622
Genco Shipping & Trading Ltd. 985 18,636
Himalaya Shipping Ltd.(b) 866 7,785
Matson, Inc. 945 102,986
Pangaea Logistics Solutions
Ltd. 865 6,072
Safe Bulkers, Inc. 1,631 8,628
167,880
Media — 0.8%
Advantage Solutions, Inc.* 2,742 2,604
AMC Networks, Inc., Class
a
A* 938 8,367
Boston Omaha Corp., Class
a
A* 633 7,868
Cable One, Inc. 149 17,461
EchoStar Corp., Class
a
A* 3,945 289,129
Emerald Holding, Inc. 407 1,490
Entravision Communications
Corp., Class
a
A 1,811 5,035
EW Scripps Co. (The), Class
a
A* 1,829 7,737
Gambling.com Group Ltd.* 482 2,733
Gray Media, Inc. 2,556 12,575
Ibotta, Inc., Class
a
A* 405 9,663
iHeartMedia, Inc., Class
a
A* 3,468 13,629
Integral Ad Science Holding
Corp.* 2,217 22,791
John Wiley & Sons, Inc.,
Class
a
A 1,194 43,414
Magnite, Inc.* 4,069 59,774
National CineMedia, Inc. 1,866 8,042
Newsmax, Inc., Class
a
B* 320 2,656
Nexxen International Ltd.* 1,097 7,098
Optimum Communications,
Inc., Class
a
A* 7,603 14,446
PubMatic, Inc., Class
a
A* 1,215 10,947
Scholastic Corp. 593 17,517
Sinclair, Inc. 1,121 17,667
Stagwell, Inc., Class
a
A* 3,358 17,999
TechTarget, Inc.* 840 4,393
TEGNA, Inc. 4,678 91,314
Thryv Holdings, Inc.* 1,083 6,097
Investments
Shares Value
Common Stocks (a) (continued)
USA Today Co., Inc.* 4,101 $ 20,546
WideOpenWest, Inc.* 1,471 7,620
730,612
Metals & Mining — 2.1%
Alpha Metallurgical Resources,
Inc.* 339 53,972
American Battery Technology
Co.* 2,582 9,657
Ascent Industries Co.* 218 3,089
Caledonia Mining Corp. plc 481 14,820
Century Aluminum Co.* 1,538 46,094
Coeur Mining, Inc.* 18,619 321,550
Commercial Metals Co. 3,295 210,155
Compass Minerals
International, Inc.* 1,007 19,123
Constellium SE, Class
a
A* 4,136 69,526
Contango ORE, Inc.* 245 5,934
Critical Metals Corp.(b) 936 7,703
Dakota Gold Corp.* 2,506 11,703
Ferroglobe plc 3,476 15,399
Friedman Industries, Inc. 196 3,977
Hecla Mining Co. 17,442 293,374
Idaho Strategic Resources, Inc.* 376 14,923
Ivanhoe Electric, Inc.* 2,493 35,675
Kaiser Aluminum Corp. 466 44,759
Lifezone Metals Ltd.* 811 3,171
Materion Corp. 604 73,803
Metallus, Inc.* 1,065 18,009
NioCorp Developments Ltd.* 2,017 12,626
Novagold Resources, Inc.* 8,808 89,754
Olympic Steel, Inc. 288 11,200
Perpetua Resources Corp.* 2,186 56,268
Ramaco Resources, Inc.,
Class
a
A* 824 12,929
Ramaco Resources, Inc.,
Class
a
B 1 13
Ryerson Holding Corp. 790 18,115
SSR Mining, Inc.* 5,921 137,841
SunCoke Energy, Inc. 2,470 16,104
Tredegar Corp.* 774 6,037
United States Antimony Corp.
(b) 2,704 16,521
US Gold Corp.(b) 357 6,162
US Goldmining, Inc.* 44 434
Vox Royalty Corp. 1,292 6,189
Warrior Met Coal, Inc. 1,514 118,531
Worthington Steel, Inc. 954 32,197
1,817,337
Mortgage Real Estate Investment Trusts (REITs) — 0.8%
ACRES Commercial Realty
Corp.* 180 3,818
Adamas Trust, Inc. 2,475 18,859
Advanced Flower Capital, Inc. 538 1,571
AG Mortgage Investment Trust,
Inc. 812 6,642
Angel Oak Mortgage REIT, Inc. 356 3,133
Apollo Commercial Real Estate
Finance, Inc. 4,061 41,138

See accompanying notes to the financial statements.
NOVEMBER 30, 2025 (UNAUDITED) :: RUSSELL 2000 HIGH INCOME ETF
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127
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Investments
Shares Value
Common Stocks (a) (continued)
Arbor Realty Trust, Inc.(b) 5,548 $ 49,433
Ares Commercial Real Estate
Corp. 1,540 8,162
ARMOUR Residential REIT,
Inc.(b) 3,231 56,607
Blackstone Mortgage Trust,
Inc., Class
a
A 4,729 92,074
BrightSpire Capital, Inc.,
Class
a
A 3,753 21,054
Chicago Atlantic Real Estate
Finance, Inc. 528 6,737
Chimera Investment Corp. 2,313 29,583
Claros Mortgage Trust, Inc.* 2,688 8,951
Dynex Capital, Inc. 3,778 52,930
Ellington Financial, Inc. 2,685 36,784
Franklin BSP Realty Trust, Inc. 2,381 24,810
Invesco Mortgage Capital, Inc. 1,950 15,990
KKR Real Estate Finance Trust,
Inc. 1,659 14,085
Ladder Capital Corp., Class
a
A 3,321 36,697
Lument Finance Trust, Inc. 1,332 2,171
MFA Financial, Inc. 2,995 28,812
Nexpoint Real Estate Finance,
Inc. 220 3,186
Orchid Island Capital, Inc. 3,724 26,925
PennyMac Mortgage
Investment Trust 2,535 32,549
Ready Capital Corp. 4,846 12,260
Redwood Trust, Inc. 3,866 21,302
Rithm Property Trust, Inc. 1,145 3,069
Seven Hills Realty Trust 426 3,732
Sunrise Realty Trust, Inc. 296 2,975
TPG RE Finance Trust, Inc. 1,961 17,825
Two Harbors Investment Corp. 3,035 30,775
714,639
Multi-Utilities — 0.4%
Avista Corp. 2,340 96,829
Black Hills Corp. 2,112 155,845
Northwestern Energy Group,
Inc. 1,793 123,878
Unitil Corp. 467 23,457
400,009
Office REITs — 0.6%
Brandywine Realty Trust, REIT 5,009 17,181
City Office REIT, Inc. 1,138 7,750
COPT Defense Properties, REIT 3,314 101,839
Douglas Emmett, Inc., REIT 4,710 57,415
Easterly Government
Properties, Inc., Class
a
A, REIT 1,199 26,138
Empire State Realty Trust, Inc.,
Class
a
A, REIT 4,012 28,204
Franklin Street Properties
Corp., REIT 2,306 2,398
Hudson Pacific Properties, Inc.,
REIT* 10,816 21,416
JBG SMITH Properties, REIT 1,813 33,051
NET Lease Office Properties,
REIT 432 12,740
Paramount Group, Inc., REIT* 5,432 35,797
Investments
Shares Value
Common Stocks (a) (continued)
Peakstone Realty Trust, REIT 1,068 $ 14,599
Piedmont Realty Trust, Inc.,
Class
a
A, REIT 3,614 31,586
Postal Realty Trust, Inc.,
Class
a
A, REIT 657 10,210
SL Green Realty Corp., REIT 2,089 98,455
498,779
Oil, Gas & Consumable Fuels — 3.0%
Ardmore Shipping Corp. 1,004 12,279
Berry Corp. 2,242 7,600
BKV Corp.* 489 13,501
California Resources Corp. 1,971 94,174
Calumet, Inc.* 2,004 38,677
Centrus Energy Corp.,
Class
a
A(b) 456 118,241
Clean Energy Fuels Corp.* 5,057 11,024
CNX Resources Corp.* 3,979 154,544
Comstock Resources, Inc.* 2,155 57,883
Core Natural Resources, Inc. 1,515 121,200
Crescent Energy Co., Class
a
A 5,202 49,055
CVR Energy, Inc.* 900 31,077
Delek US Holdings, Inc. 1,736 67,131
DHT Holdings, Inc. 3,702 48,237
Diversified Energy Co.(b) 1,681 25,282
Dorian LPG Ltd. 1,078 26,713
Empire Petroleum Corp.* 436 1,308
Encore Energy Corp.* 5,355 14,619
Energy Fuels, Inc.* 6,238 89,827
Epsilon Energy Ltd. 561 2,698
Evolution Petroleum Corp. 909 3,572
Excelerate Energy, Inc., Class
a
A 668 18,758
FLEX LNG Ltd.(b) 909 23,061
FutureFuel Corp. 737 2,432
Gevo, Inc.(b) 6,729 14,400
Golar LNG Ltd. 2,907 107,414
Granite Ridge Resources, Inc. 1,572 8,096
Green Plains, Inc.* 1,868 19,296
Gulfport Energy Corp.* 462 102,790
HighPeak Energy, Inc.(b) 533 3,576
Infinity Natural Resources, Inc.,
Class
a
A* 446 5,905
International Seaways, Inc. 1,167 61,816
Kinetik Holdings, Inc.,
Class
a
A(b) 1,286 44,599
Kolibri Global Energy, Inc.* 867 3,485
Kosmos Energy Ltd.* 13,793 15,448
Lightbridge Corp.* 617 10,032
Magnolia Oil & Gas Corp.,
Class
a
A 5,418 125,373
Murphy Oil Corp. 3,931 126,067
NACCO Industries, Inc.,
Class
a
A 116 5,596
Navigator Holdings Ltd. 950 16,996
New Fortress Energy, Inc.(b) 4,921 6,004
NextDecade Corp.* 3,889 23,762
NextNRG, Inc.(b) 560 683
Nordic American Tankers Ltd. 5,963 21,705
Northern Oil & Gas, Inc. 2,818 63,095
OPAL Fuels, Inc., Class
a
A* 622 1,499

See accompanying notes to the financial statements.
RUSSELL 2000 HIGH INCOME ETF :: NOVEMBER 30, 2025 (UNAUDITED)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
128
ITWO
::
Investments
Shares Value
Common Stocks (a) (continued)
Par Pacific Holdings, Inc.* 1,472 $ 67,197
PBF Energy, Inc., Class
a
A 2,436 83,993
Peabody Energy Corp. 3,558 96,920
Prairie Operating Co.* 647 1,210
PrimeEnergy Resources Corp.* 9 1,653
REX American Resources
Corp.* 860 28,371
Riley Exploration Permian, Inc. 391 10,710
Sable Offshore Corp.* 2,205 9,636
SandRidge Energy, Inc. 1,056 14,932
Scorpio Tankers, Inc. 1,291 74,013
SFL Corp. Ltd. 3,527 29,027
SM Energy Co. 3,318 63,208
Summit Midstream Corp.* 274 6,861
Talos Energy, Inc.* 3,497 40,076
Teekay Corp. Ltd. 1,515 14,711
Teekay Tankers Ltd., Class
a
A 700 40,369
Uranium Energy Corp.* 12,372 151,805
VAALCO Energy, Inc. 3,015 10,794
Verde Clean Fuels, Inc.* 124 325
Vital Energy, Inc.* 865 15,510
Vitesse Energy, Inc. 856 18,113
W&T Offshore, Inc.(b) 2,890 5,115
World Kinect Corp. 1,604 37,181
XCF Global, Inc., Class
a
A(b) 1,032 764
2,643,024
Paper & Forest Products — 0.1%
Clearwater Paper Corp.* 458 8,331
Magnera Corp.* 967 13,692
Sylvamo Corp. 1,002 47,465
69,488
Passenger Airlines — 0.5%
Allegiant Travel Co.* 420 31,920
flyExclusive, Inc.* 153 503
Frontier Group Holdings, Inc.* 2,462 11,227
JetBlue Airways Corp.* 9,600 43,872
Joby Aviation, Inc.* 13,414 193,564
SkyWest, Inc.* 1,174 119,185
Sun Country Airlines Holdings,
Inc.* 1,486 20,358
420,629
Personal Care Products — 0.2%
Beauty Health Co. (The)* 3,327 4,924
Edgewell Personal Care Co. 1,326 23,682
FitLife Brands, Inc.* 114 2,126
Herbalife Ltd.* 2,939 37,414
Honest Co., Inc. (The)* 2,717 7,309
Interparfums, Inc. 534 43,398
Lifevantage Corp.(b) 309 2,123
Medifast, Inc.* 313 3,434
Nature's Sunshine Products,
Inc.* 507 10,434
Nu Skin Enterprises, Inc.,
Class
a
A 1,424 14,083
Olaplex Holdings, Inc.* 4,088 4,660
USANA Health Sciences, Inc.* 319 6,332
Investments
Shares Value
Common Stocks (a) (continued)
Waldencast plc, Class
a
A(b) 1,235 $ 3,112
163,031
Pharmaceuticals — 2.3%
Aardvark Therapeutics, Inc.* 168 1,677
Aclaris Therapeutics, Inc.* 2,522 7,137
Alumis, Inc.* 1,626 12,471
Amneal Pharmaceuticals, Inc.* 4,373 54,750
Amphastar Pharmaceuticals,
Inc.* 1,077 29,833
Amylyx Pharmaceuticals, Inc.* 2,014 30,170
ANI Pharmaceuticals, Inc.* 530 44,970
Aquestive Therapeutics, Inc.(b) 2,502 15,487
Arvinas, Inc.* 1,905 23,974
Atea Pharmaceuticals, Inc.* 2,231 6,916
Avadel Pharmaceuticals plc,
ADR* 2,597 55,810
Axsome Therapeutics, Inc.* 1,173 177,709
BioAge Labs, Inc.* 691 6,558
Biote Corp., Class
a
A* 851 2,302
Collegium Pharmaceutical, Inc.* 931 43,459
CorMedix, Inc.(b) 2,046 20,071
Crinetics Pharmaceuticals, Inc.* 2,628 119,732
Edgewise Therapeutics, Inc.* 1,963 51,117
Enliven Therapeutics, Inc.* 1,222 26,395
Esperion Therapeutics, Inc.* 5,804 23,274
Eton Pharmaceuticals, Inc.* 744 12,016
Evolus, Inc.* 1,702 12,186
EyePoint Pharmaceuticals, Inc.* 1,704 25,270
Fulcrum Therapeutics, Inc.* 1,251 13,686
Harmony Biosciences Holdings,
Inc.* 1,270 44,818
Harrow, Inc.(b) 917 38,312
Indivior plc* 3,528 118,541
Innoviva, Inc.* 1,829 39,744
Journey Medical Corp.* 355 2,865
LENZ Therapeutics, Inc.* 468 14,283
Ligand Pharmaceuticals, Inc.* 555 112,765
Liquidia Corp.* 1,868 60,953
Maze Therapeutics, Inc.* 567 21,404
MBX Biosciences, Inc.* 445 15,348
MediWound Ltd.* 222 3,978
Mind Medicine MindMed, Inc.* 2,190 27,703
Nuvation Bio, Inc.(b) 7,252 58,234
Ocular Therapeutix, Inc.* 5,057 61,443
Omeros Corp.(b) 1,889 18,304
Pacira BioSciences, Inc.* 1,339 31,560
Phathom Pharmaceuticals, Inc.* 1,227 19,166
Phibro Animal Health Corp.,
Class
a
A 597 25,002
Prestige Consumer Healthcare,
Inc.* 1,440 85,752
Rapport Therapeutics, Inc.* 512 15,212
Septerna, Inc.* 624 18,108
SIGA Technologies, Inc. 1,192 7,224
Supernus Pharmaceuticals,
Inc.* 1,568 71,485
Tarsus Pharmaceuticals, Inc.* 1,137 90,915
Terns Pharmaceuticals, Inc.* 2,100 59,031
Theravance Biopharma, Inc.* 1,097 22,269

See accompanying notes to the financial statements.
NOVEMBER 30, 2025 (UNAUDITED) :: RUSSELL 2000 HIGH INCOME ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
129
ITWO
::
Investments
Shares Value
Common Stocks (a) (continued)
Third Harmonic Bio, Inc.*‡ 522 $ —
Trevi Therapeutics, Inc.* 2,540 33,503
Tvardi Therapeutics, Inc.* 140 577
WaVe Life Sciences Ltd.* 3,256 25,267
Xeris Biopharma Holdings, Inc.* 4,463 32,044
Zevra Therapeutics, Inc.* 1,576 13,286
2,006,066
Professional Services — 1.6%
Alight, Inc., Class
a
A 12,541 28,970
Asure Software, Inc.* 747 5,976
Barrett Business Services, Inc. 725 25,440
BlackSky Technology, Inc.(b) 904 16,019
CBIZ, Inc.* 1,438 70,031
Conduent, Inc.* 4,337 8,414
CRA International, Inc. 193 34,034
CSG Systems International, Inc. 809 63,725
Exponent, Inc. 1,478 106,859
First Advantage Corp.* 2,303 31,966
Forrester Research, Inc.* 333 2,394
Franklin Covey Co.* 313 4,920
Heidrick & Struggles
International, Inc. 598 35,204
HireQuest, Inc. 163 1,416
Huron Consulting Group, Inc.* 497 81,811
IBEX Holdings Ltd.* 313 11,014
ICF International, Inc. 535 41,751
Innodata, Inc.(b) 894 51,378
Insperity, Inc. 1,049 37,103
Kelly Services, Inc., Class
a
A 879 7,595
Kforce, Inc. 523 15,376
Korn Ferry 1,501 98,721
Legalzoom.com, Inc.* 3,448 32,170
Maximus, Inc. 1,646 141,704
Mistras Group, Inc.* 479 5,743
Planet Labs PBC* 6,788 80,777
RCM Technologies, Inc.* 142 2,780
Resolute Holdings
Management, Inc.* 124 22,027
Resources Connection, Inc. 946 4,574
Skillsoft Corp.* 128 1,279
Spire Global, Inc.* 799 6,544
TIC Solutions, Inc.* 4,952 48,133
TriNet Group, Inc. 868 50,865
TrueBlue, Inc.* 835 4,092
TTEC Holdings, Inc.* 585 1,966
Upwork, Inc.* 3,575 70,571
Verra Mobility Corp., Class
a
A* 4,643 101,310
Willdan Group, Inc.* 403 40,663
1,395,315
Real Estate Management & Development — 0.7%
American Realty Investors, Inc.* 37 582
Anywhere Real Estate, Inc.* 3,066 43,691
Compass, Inc., Class
a
A* 13,583 141,535
Cushman & Wakefield Ltd.* 6,750 113,063
Douglas Elliman, Inc.* 2,133 5,652
eXp World Holdings, Inc. 2,558 29,033
Forestar Group, Inc.* 562 14,342
FRP Holdings, Inc.* 337 7,856
Investments
Shares Value
Common Stocks (a) (continued)
Kennedy-Wilson Holdings, Inc. 3,520 $ 34,250
Logistic Properties of The
Americas, Class
a
A* 95 321
Marcus & Millichap, Inc. 698 20,451
Maui Land & Pineapple Co.,
Inc.* 199 3,154
Newmark Group, Inc., Class
a
A 4,518 78,523
RE/MAX Holdings, Inc.,
Class
a
A* 533 4,381
Real Brokerage, Inc. (The)* 3,084 12,244
RMR Group, Inc. (The), Class
a
A 450 6,863
Seaport Entertainment Group,
Inc.* 216 4,635
St Joe Co. (The) 1,106 66,725
Stratus Properties, Inc.* 195 4,319
Tejon Ranch Co.* 614 9,965
Transcontinental Realty
Investors, Inc.* 56 2,575
604,160
Residential REITs — 0.4%
Apartment Investment and
Management Co., Class
a
A,
REIT 3,841 21,932
BRT Apartments Corp., REIT 315 4,612
Centerspace, REIT 491 32,779
Clipper Realty, Inc., REIT 407 1,465
Elme Communities, REIT 2,556 44,372
Independence Realty Trust,
Inc., REIT 6,838 117,272
NexPoint Residential Trust, Inc.,
REIT 654 20,804
UMH Properties, Inc., REIT 2,310 34,950
Veris Residential, Inc., REIT 2,296 34,578
312,764
Retail REITs — 1.1%
Acadia Realty Trust, REIT 3,840 78,989
Alexander's, Inc., REIT 64 13,564
CBL & Associates Properties,
Inc., REIT 532 17,779
Curbline Properties Corp., REIT 2,829 67,726
FrontView REIT, Inc. 559 8,542
Getty Realty Corp., REIT 1,542 43,901
InvenTrust Properties Corp.,
REIT 2,271 64,814
Kite Realty Group Trust, REIT 6,420 148,559
Macerich Co. (The), REIT 7,383 128,169
NETSTREIT Corp., REIT(b) 2,755 50,499
Phillips Edison & Co., Inc., REIT 3,671 130,320
Saul Centers, Inc., REIT 355 11,040
SITE Centers Corp., REIT 1,460 10,746
Tanger, Inc., REIT 3,250 109,135
Urban Edge Properties, REIT 3,697 71,056
Whitestone REIT 1,314 17,463
972,302
Semiconductors & Semiconductor Equipment — 3.3%
ACM Research, Inc., Class
a
A* 1,468 49,046
Aehr Test Systems(b) 828 19,019

See accompanying notes to the financial statements.
RUSSELL 2000 HIGH INCOME ETF :: NOVEMBER 30, 2025 (UNAUDITED)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
130
ITWO
::
Investments
Shares Value
Common Stocks (a) (continued)
Aeluma, Inc.* 287 $ 4,024
Alpha & Omega Semiconductor
Ltd.* 729 14,784
Ambarella, Inc.* 1,182 87,681
Ambiq Micro, Inc.(b) 135 3,309
Atomera, Inc.(b) 854 2,118
Axcelis Technologies, Inc.* 937 77,555
Blaize Holdings, Inc.* 2,131 5,327
CEVA, Inc.* 679 14,660
Cohu, Inc.* 1,330 32,346
Credo Technology Group
Holding Ltd.* 4,307 764,923
Diodes, Inc.* 1,336 61,736
FormFactor, Inc.* 2,268 124,785
Ichor Holdings Ltd.* 987 16,582
Impinj, Inc.* 754 129,590
indie Semiconductor, Inc.,
Class
a
A(b) 5,640 20,078
Kopin Corp.* 4,630 11,297
Kulicke & Soffa Industries, Inc. 1,498 67,575
MaxLinear, Inc., Class
a
A* 2,374 36,963
Navitas Semiconductor Corp.,
Class
a
A* 3,893 34,025
NVE Corp. 140 8,952
PDF Solutions, Inc.* 928 25,149
Penguin Solutions, Inc.* 1,512 30,588
Photronics, Inc.* 1,691 38,741
Power Integrations, Inc. 1,650 55,440
Rambus, Inc.* 3,138 299,899
Rigetti Computing, Inc.* 9,290 237,545
Semtech Corp.* 2,534 187,921
Silicon Laboratories, Inc.* 938 119,670
SiTime Corp.* 623 185,467
SkyWater Technology, Inc.* 762 11,727
Synaptics, Inc.* 1,114 76,320
Ultra Clean Holdings, Inc.* 1,296 32,867
Veeco Instruments, Inc.* 1,664 48,639
2,936,348
Software — 5.5%
8x8, Inc.* 3,892 7,550
A10 Networks, Inc. 2,090 35,990
ACI Worldwide, Inc.* 3,066 143,673
Adeia, Inc. 3,158 39,064
Agilysys, Inc.* 752 92,466
Airship AI Holdings, Inc.(b) 589 2,167
Alarm.com Holdings, Inc.* 1,384 71,913
Alkami Technology, Inc.* 1,983 42,278
Amplitude, Inc., Class
a
A* 2,598 26,707
Appian Corp., Class
a
A* 1,144 46,218
Arteris, Inc.* 829 11,888
Asana, Inc., Class
a
A* 2,515 32,393
AudioEye, Inc.* 229 2,830
AvePoint, Inc.* 3,865 50,245
Bit Digital, Inc.* 9,250 22,015
Bitdeer Technologies Group,
Class
a
A(b) 2,610 35,000
Blackbaud, Inc.* 1,112 62,695
BlackLine, Inc.* 1,513 86,226
Blend Labs, Inc., Class
a
A* 6,101 19,279
Investments
Shares Value
Common Stocks (a) (continued)
Box, Inc., Class
a
A* 4,085 $ 120,671
Braze, Inc., Class
a
A* 2,318 66,527
C3.ai, Inc., Class
a
A(b) 3,566 51,529
Cerence, Inc.* 1,176 13,030
Chaince Digital Holdings, Inc.* 930 8,965
Cipher Mining, Inc.(b) 7,705 156,797
Cleanspark, Inc.* 8,068 121,827
Clear Secure, Inc., Class
a
A 2,432 86,336
Clearwater Analytics Holdings,
Inc., Class
a
A* 7,174 158,258
Commvault Systems, Inc.* 1,298 160,303
Consensus Cloud Solutions,
Inc.* 564 12,318
Core Scientific, Inc.* 8,265 139,596
CS Disco, Inc.* 694 4,969
Daily Journal Corp.* 35 16,044
Digimarc Corp.* 453 3,628
Digital Turbine, Inc.* 3,043 14,576
Domo, Inc., Class
a
B* 942 10,776
D-Wave Quantum, Inc.(b) 8,985 203,690
eGain Corp.* 519 5,408
EverCommerce, Inc.(b) 425 3,689
Expensify, Inc., Class
a
A* 1,743 2,702
Five9, Inc.* 2,222 43,529
Freshworks, Inc., Class
a
A* 5,841 70,910
Hut 8 Corp.* 2,738 123,210
I3 Verticals, Inc., Class
a
A* 669 15,835
Intapp, Inc.* 1,645 71,048
InterDigital, Inc. 753 269,386
Jamf Holding Corp.* 2,095 27,088
Kaltura, Inc.* 2,629 3,865
Life360, Inc.* 466 37,098
LiveRamp Holdings, Inc.* 1,881 54,267
MARA Holdings, Inc.* 10,805 127,607
Mitek Systems, Inc.* 1,292 11,447
N-able, Inc.* 2,097 15,098
NCR Voyix Corp.* 4,045 40,895
NextNav, Inc.* 2,558 36,349
ON24, Inc.* 1,088 6,158
OneSpan, Inc. 1,049 12,798
Ooma, Inc.* 737 8,284
Pagaya Technologies Ltd.,
Class
a
A* 1,339 33,408
PagerDuty, Inc.* 2,482 29,784
PAR Technology Corp.* 1,163 40,135
Porch Group, Inc.* 2,339 22,665
Progress Software Corp.* 1,245 51,555
PROS Holdings, Inc.* 1,270 29,515
Q2 Holdings, Inc.* 1,807 130,339
Qualys, Inc.* 1,061 149,442
Rapid7, Inc.* 1,860 29,165
Red Violet, Inc. 327 17,720
ReposiTrak, Inc. 325 4,381
Rezolve AI plc* 4,267 13,014
Rimini Street, Inc.* 1,423 5,422
Riot Platforms, Inc.* 10,138 163,526
Sapiens International Corp. NV 904 39,116
SEMrush Holdings, Inc.,
Class
a
A* 1,489 17,615
Silvaco Group, Inc.(b) 228 1,037

See accompanying notes to the financial statements.
NOVEMBER 30, 2025 (UNAUDITED) :: RUSSELL 2000 HIGH INCOME ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
131
ITWO
::
Investments
Shares Value
Common Stocks (a) (continued)
SoundHound AI, Inc.,
Class
a
A(b) 10,649 $ 128,320
SoundThinking, Inc.* 280 1,742
Sprinklr, Inc., Class
a
A* 3,269 23,635
Sprout Social, Inc., Class
a
A* 1,502 14,975
SPS Commerce, Inc.* 1,106 92,152
Synchronoss Technologies,
Inc.* 301 1,460
Telos Corp.* 1,564 9,040
Tenable Holdings, Inc.* 3,533 93,695
Terawulf, Inc.* 8,249 127,942
Varonis Systems, Inc., Class
a
B* 3,212 106,221
Vertex, Inc., Class
a
A* 1,891 37,196
Viant Technology, Inc., Class
a
A* 393 4,170
Weave Communications, Inc.* 1,693 10,801
WM Technology, Inc.* 2,540 2,151
Workiva, Inc., Class
a
A* 1,462 135,323
Xperi, Inc.* 1,295 7,498
Yext, Inc.* 2,948 24,822
Zeta Global Holdings Corp.,
Class
a
A* 5,416 98,842
4,864,932
Specialized REITs — 0.4%
Farmland Partners, Inc., REIT 1,207 11,877
Four Corners Property Trust,
Inc., REIT 2,903 69,788
Gladstone Land Corp., REIT 989 9,208
Outfront Media, Inc., REIT 4,051 95,320
PotlatchDeltic Corp., REIT 2,280 91,747
Safehold, Inc., REIT 1,634 22,664
Smartstop Self Storage REIT,
Inc., REIT 908 29,673
330,277
Specialty Retail — 2.1%
1-800-Flowers.com, Inc.,
Class
a
A(b) 640 2,182
Abercrombie & Fitch Co.,
Class
a
A* 1,370 134,082
Academy Sports & Outdoors,
Inc. 1,927 92,978
Advance Auto Parts, Inc. 1,746 90,582
American Eagle Outfitters, Inc. 4,724 96,370
America's Car-Mart, Inc.* 217 4,698
Arhaus, Inc., Class
a
A* 1,487 15,376
Arko Corp. 2,234 10,634
Asbury Automotive Group, Inc.* 571 132,797
BARK, Inc.* 2,689 1,922
Barnes & Noble Education, Inc.* 466 4,357
Bed Bath & Beyond, Inc.* 1,596 9,608
Boot Barn Holdings, Inc.* 895 173,469
Buckle, Inc. (The) 918 51,849
Build-A-Bear Workshop, Inc.(b) 359 19,063
Caleres, Inc. 960 11,242
Camping World Holdings, Inc.,
Class
a
A 1,751 19,594
Citi Trends, Inc.* 138 6,250
Designer Brands, Inc., Class
a
A 958 4,158
Envela Corp.* 193 2,225
Investments
Shares Value
Common Stocks (a) (continued)
EVgo, Inc., Class
a
A* 3,731 $ 12,088
Genesco, Inc.* 289 10,361
Group 1 Automotive, Inc. 364 145,978
Haverty Furniture Cos., Inc. 392 9,330
J Jill, Inc. 213 3,361
Lands' End, Inc.* 340 5,369
MarineMax, Inc.* 552 12,906
Monro, Inc. 867 16,221
National Vision Holdings, Inc.* 2,268 65,432
ODP Corp. (The)* 804 22,488
OneWater Marine, Inc., Class
a
A* 329 3,997
Outdoor Holding Co.* 2,525 4,646
Petco Health & Wellness Co.,
Inc., Class
a
A* 2,288 7,322
RealReal, Inc. (The)* 2,767 40,066
Revolve Group, Inc., Class
a
A* 1,177 28,448
Sally Beauty Holdings, Inc.* 2,940 46,628
Shoe Carnival, Inc. 529 8,739
Signet Jewelers Ltd. 1,163 116,486
Sleep Number Corp.(b) 557 2,841
Sonic Automotive, Inc., Class
a
A 435 27,418
Stitch Fix, Inc., Class
a
A* 3,133 13,315
ThredUp, Inc., Class
a
A* 2,687 20,206
Tile Shop Holdings, Inc.* 838 5,439
Torrid Holdings, Inc.* 983 1,278
Upbound Group, Inc. 1,529 27,400
Urban Outfitters, Inc.* 1,779 131,770
Victoria's Secret & Co.* 2,013 83,197
Warby Parker, Inc., Class
a
A* 2,852 56,498
Winmark Corp. 86 35,347
Zumiez, Inc.* 416 10,816
1,858,827
Technology Hardware, Storage & Peripherals — 0.6%
CompoSecure, Inc., Class
a
A* 1,276 25,354
Corsair Gaming, Inc.* 1,357 8,848
CPI Card Group, Inc.* 173 2,337
Diebold Nixdorf, Inc.* 739 47,680
Eastman Kodak Co.* 1,851 14,142
Immersion Corp. 816 5,802
IonQ, Inc.* 8,040 396,372
Quantum Computing, Inc.* 3,901 45,642
Turtle Beach Corp.* 435 6,038
Xerox Holdings Corp. 3,429 9,532
561,747
Textiles, Apparel & Luxury Goods — 0.5%
Capri Holdings Ltd.* 3,380 85,751
Carter's, Inc. 1,036 33,059
Ermenegildo Zegna NV(b) 1,793 19,131
Figs, Inc., Class
a
A* 2,574 25,199
G-III Apparel Group Ltd.* 1,121 32,677
Kontoor Brands, Inc. 1,601 119,034
Lakeland Industries, Inc.(b) 267 4,053
Movado Group, Inc. 442 9,256
Oxford Industries, Inc. 410 15,646
Rocky Brands, Inc. 206 6,256
Steven Madden Ltd. 2,086 87,153
Superior Group of Cos., Inc. 329 3,198

See accompanying notes to the financial statements.
RUSSELL 2000 HIGH INCOME ETF :: NOVEMBER 30, 2025 (UNAUDITED)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
132
ITWO
::
Investments
Shares Value
Common Stocks (a) (continued)
Wolverine World Wide, Inc. 2,340 $ 37,931
478,344
Tobacco — 0.1%
Ispire Technology, Inc.* 553 1,349
Turning Point Brands, Inc. 498 49,880
Universal Corp. 704 37,143
88,372
Trading Companies & Distributors — 1.0%
Alta Equipment Group, Inc. 593 2,894
BlueLinx Holdings, Inc.* 221 13,788
Boise Cascade Co. 1,093 83,330
Custom Truck One Source, Inc.* 1,755 11,214
Distribution Solutions Group,
Inc.* 285 7,912
DNOW, Inc.* 5,344 74,602
DXP Enterprises, Inc.* 379 35,622
EVI Industries, Inc. 146 2,984
GATX Corp. 1,045 167,127
Global Industrial Co. 417 11,943
Herc Holdings, Inc. 949 127,422
Hudson Technologies, Inc.* 1,120 7,616
Karat Packaging, Inc. 246 5,422
McGrath RentCorp 714 73,599
NPK International, Inc.* 2,284 28,116
Rush Enterprises, Inc., Class
a
A 1,776 92,459
Rush Enterprises, Inc., Class
a
B 247 13,182
Titan Machinery, Inc.* 610 11,297
Transcat, Inc.* 268 15,153
Willis Lease Finance Corp. 83 10,185
Xometry, Inc., Class
a
A* 1,263 73,848
869,715
Transportation Infrastructure — 0.0%(d)
Sky Harbour Group Corp.(b) 620 5,729
Water Utilities — 0.3%
American States Water Co. 1,123 82,844
Cadiz, Inc.* 1,599 8,906
California Water Service Group 1,739 78,898
Consolidated Water Co. Ltd. 439 15,027
Global Water Resources, Inc. 365 3,128
H2O America 926 42,994
Middlesex Water Co. 521 26,733
Pure Cycle Corp.* 574 6,532
York Water Co. (The) 419 13,672
278,734
Wireless Telecommunication Services — 0.2%
Gogo, Inc.* 2,244 16,045
Spok Holdings, Inc. 593 7,875
Telephone and Data Systems,
Inc. 2,894 116,541
140,461
Total Common Stocks
(Cost $77,470,195)
83,900,504
Investments
Shares Value
Securities Lending Reinvestments (e) — 2 .0%
Investment Companies — 2 .0%
Invesco Government & Agency Portfolio,
Institutional Class 3.91% (f)
(Cost $1,796,251) 1,796,251 $ 1,796,251
Principal
Amount
Short-Term Investments — 4 .2%
Repurchase Agreements (g) — 4 .2%
Repurchase Agreements
with various counterparties,
rates 2.5% - 4.08%, dated
11/28/2025, due 12/01/2025,
total to be received $3,724,136
(Cost $3,722,932) $ 3,722,932
3,722,932
Total Investments — 101.1%
(Cost $82,989,378) 89,419,687
Liabilities in excess of other assets — (1.1%) (989,532)
Net Assets — 100.0% $ 88,430,155

See accompanying notes to the financial statements.
NOVEMBER 30, 2025 (UNAUDITED) :: RUSSELL 2000 HIGH INCOME ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
133
ITWO
::
* Non-income producing security.
(a) All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $17,687,774.
(b) The security or a portion of this security is on loan at November
30, 2025. The total value of securities on loan at November
30, 2025 was $2,328,218, collateralized in the form of cash
with a value of $1,796,251 that was reinvested in the securities shown in the Securities Lending Reinvestment section of the
Schedule of Portfolio Investments and $552,045 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% – 6.25%, and maturity dates ranging from
December 4, 2025 – May 15, 2055. The total value of collateral is $2,348,296.
(c) Security exempt from registration pursuant to Regulation
S under the Securities Act of 1933. Regulation S applies to
securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.
(d) Represents less than 0.05% of net assets.
(e) The security was purchased with cash collateral held from securities on loan at November 30, 2025. The total value of
securities purchased was $1,796,251.
(f) Rate shown is the 7-day yield as of November 30, 2025.
(g) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the
securities subject to repurchase.
‡ Value determined using significant unobservable inputs and is reported as a Level 3 security in the valuation hierarchy table located in Note 2 in Notes to the Financial Statements.
Abbreviations
ADR American Depositary Receipt
REIT Real Estate Investment Trust
As of November 30, 2025, the gross unrealized appreciation
(depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation $ 13,177,765
Aggregate gross unrealized depreciation (7,672,081)
Net unrealized appreciation $ 5,505,684
Federal income tax cost $ 82,989,378
Futures Contracts Purchased
Russell 2000 High Income ETF had the following open long futures contracts as of November 30, 2025:
Number of
Contracts
AAAAAA
Expiration Date
AAAAAA
Trading
Currency
AA
Notional Amount
AAAAAA
Value and
Unrealized
Appreciation
AAAAAA
Russell 2000
®
E-mini Index 33 12/19/2025 U.S. Dollar $ 4,133,415 $ 146,366
Swap Agreements
a
Russell 2000 High Income ETF had the following open non-exchange traded total return swap agreements as of November 30, 2025:
Notional
Amount
($)
A
Termination
Date
b
A
Counterparty
A
Rate Paid
(Received)
c
A
Reference
Instrument
A
Value and
Unrealized
Depreciation
d
($)
A
Financial
Instruments for
the Benefit of
(the Fund)/the
Counterparty
($)
A
Cash Collateral
for the
Benefit of
(the Fund)/the
Counterparty
($)
A
Net
Amount
e
($)
A
88,014,120 4/6/2027
Goldman Sachs
International N/A
Russell 2000
®
Daily
Covered Call Index (1,070,991) — 1,070,991 —
88,014,120 (1,070,991)
Total Unrealized
Depreciation
(1,070,991)
a The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.
b Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
c No financing fee is paid or received on this swap.
d The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statement of
Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statement of
Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statement of Assets and Liabilities.
e Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

RUSSELL U.S. DIVIDEND GROWERS ETF :: NOVEMBER 30, 2025 (UNAUDITED)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
134
TMDV
::
See accompanying notes to the financial statements.
Investments
Shares Value
Common Stocks — 99 .7%
Banks — 4.4%
Commerce Bancshares, Inc. 1,116 $ 60,164
Community Trust Bancorp, Inc. 1,158 64,269
United Bankshares, Inc. 1,767 65,803
190,236
Beverages — 4.9%
Brown-Forman Corp., Class
a
B 2,339 67,784
Coca-Cola Co. (The) 994 72,682
PepsiCo, Inc. 461 68,569
209,035
Building Products — 1.3%
Carlisle Cos., Inc. 170 54,072
Capital Markets — 4.4%
Franklin Resources, Inc. 2,709 61,196
S&P Global, Inc. 125 62,354
T. Rowe Price Group, Inc. 625 63,987
187,537
Chemicals — 8.5%
Air Products and Chemicals,
Inc. 232 60,564
HB Fuller Co. 1,084 63,175
PPG Industries, Inc. 615 61,525
RPM International, Inc. 534 57,271
Sherwin-Williams Co. (The) 181 62,208
Stepan Co. 1,349 61,150
365,893
Commercial Services & Supplies — 2.9%
ABM Industries, Inc. 1,401 60,243
MSA Safety, Inc. 396 63,875
124,118
Consumer Staples Distribution & Retail — 4.7%
Sysco Corp. 819 62,408
Target Corp. 725 65,699
Walmart, Inc. 672 74,263
202,370
Containers & Packaging — 1.4%
Sonoco Products Co. 1,463 61,695
Distributors — 1.5%
Genuine Parts Co. 484 63,114
Electrical Equipment — 1.6%
Emerson Electric Co. 509 67,890
Food Products — 7.4%
Archer-Daniels-Midland Co. 1,075 65,296
Hormel Foods Corp. 2,635 61,158
Marzetti Co. (The) 366 61,100
McCormick & Co., Inc.
(Non-Voting) 953 64,308
Investments
Shares Value
Common Stocks (continued)
Tootsie Roll Industries, Inc. 1,656 $ 63,524
315,386
Gas Utilities — 5.0%
Atmos Energy Corp. 406 71,606
National Fuel Gas Co. 780 64,311
Northwest Natural Holding Co. 1,615 79,894
215,811
Health Care Equipment & Supplies — 4.9%
Abbott Laboratories 508 65,481
Becton Dickinson & Co. 351 68,101
Medtronic plc 727 76,575
210,157
Health Care REITs — 1.6%
Universal Health Realty Income
Trust, REIT 1,635 66,463
Hotels, Restaurants & Leisure — 1.6%
McDonald's Corp. 214 66,729
Household Products — 5.6%
Clorox Co. (The) 532 57,424
Colgate-Palmolive Co. 794 63,830
Kimberly-Clark Corp. 521 56,851
Procter & Gamble Co. (The) 422 62,524
240,629
Insurance — 6.6%
Aflac, Inc. 632 69,716
Cincinnati Financial Corp. 440 73,740
Old Republic International
Corp. 1,672 77,079
RLI Corp. 1,008 62,153
282,688
Machinery — 7.9%
Dover Corp. 380 70,406
Gorman-Rupp Co. (The) 1,564 72,710
Illinois Tool Works, Inc. 253 63,068
Nordson Corp. 300 71,298
Stanley Black & Decker, Inc. 861 61,579
339,061
Metals & Mining — 1.7%
Nucor Corp. 459 73,206
Multi-Utilities — 3.6%
Black Hills Corp. 1,133 83,604
Consolidated Edison, Inc. 689 69,148
152,752
Oil, Gas & Consumable Fuels — 1.6%
Chevron Corp. 440 66,497
Pharmaceuticals — 1.8%
Johnson & Johnson 379 78,423

See accompanying notes to the financial statements.
NOVEMBER 30, 2025 (UNAUDITED) :: RUSSELL U.S. DIVIDEND GROWERS ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
135
TMDV
::
Investments
Shares Value
Common Stocks (continued)
Professional Services — 1.4%
Automatic Data Processing, Inc. 228 $ 58,208
Retail REITs — 3.0%
Federal Realty Investment Trust,
REIT 658 64,964
NNN REIT, Inc. 1,559 64,465
129,429
Specialty Retail — 1.4%
Lowe's Cos., Inc. 250 60,620
Tobacco — 1.5%
Universal Corp. 1,218 64,262
Trading Companies & Distributors — 1.5%
WW Grainger, Inc. 68 64,507
Water Utilities — 6.0%
American States Water Co. 906 66,836
California Water Service Group 1,436 65,151
H2O America 1,339 62,170
Middlesex Water Co. 1,248 64,035
258,192
Total Common Stocks
(Cost $4,419,318)
4,268,980
Principal
Amount
Short-Term Investments — 0 .1%
Repurchase Agreements (a) — 0 .1%
Repurchase Agreements
with various counterparties,
rates 2.5% - 4.08%, dated
11/28/2025, due 12/1/2025,
total to be received $3,720
(Cost $3,717) $ 3,717
3,717
Total Investments — 99.8%
(Cost $4,423,035) 4,272,697
Other assets less liabilities — 0.2% 10,474
Net Assets — 100.0% $ 4,283,171
(a) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the
securities subject to repurchase.
Abbreviations
REIT Real Estate Investment Trust
As of November 30, 2025, the gross unrealized appreciation
(depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation $ 501,667
Aggregate gross unrealized depreciation (667,820)
Net unrealized depreciation $ (166,153)
Federal income tax cost $ 4,438,850

S&P 500
®
DIVIDEND ARISTOCRATS ETF :: NOVEMBER 30, 2025 (UNAUDITED)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
136
NOBL
::
See accompanying notes to the financial statements.
Investments
Shares Value
Common Stocks — 99 .8%
Aerospace & Defense — 1.4%
General Dynamics Corp. 477,219 $ 163,032,327
Air Freight & Logistics — 3.5%
CH Robinson Worldwide, Inc. 1,269,480 201,682,288
Expeditors International of
Washington, Inc. 1,360,891 199,914,888
401,597,176
Beverages — 4.3%
Brown-Forman Corp.,
Class
a
B(a) 5,746,342 166,528,991
Coca-Cola Co. (The) 2,279,561 166,681,500
PepsiCo, Inc. 1,054,801 156,891,101
490,101,592
Biotechnology — 1.4%
AbbVie, Inc. 705,851 160,722,273
Building Products — 1.4%
A O Smith Corp. 2,366,785 156,160,474
Capital Markets — 5.7%
FactSet Research Systems, Inc. 556,753 154,370,904
Franklin Resources, Inc. 7,145,426 161,415,173
S&P Global, Inc. 336,459 167,835,843
T. Rowe Price Group, Inc. 1,570,802 160,818,709
644,440,629
Chemicals — 9.1%
Air Products and Chemicals,
Inc. 637,631 166,453,573
Albemarle Corp. 1,768,541 229,892,644
Ecolab, Inc. 584,832 160,922,373
Linde plc 358,767 147,209,275
PPG Industries, Inc. 1,580,012 158,064,400
Sherwin-Williams Co. (The) 483,552 166,191,987
1,028,734,252
Commercial Services & Supplies — 1.4%
Cintas Corp. 834,017 155,143,842
Consumer Staples Distribution & Retail — 4.2%
Sysco Corp. 2,053,622 156,485,996
Target Corp. 1,716,814 155,577,685
Walmart, Inc. 1,506,571 166,491,161
478,554,842
Containers & Packaging — 1.5%
Amcor plc 19,829,860 168,950,407
Distributors — 1.4%
Genuine Parts Co. 1,214,915 158,424,916
Electric Utilities — 2.8%
Eversource Energy 2,207,538 148,302,403
Investments
Shares Value
Common Stocks (continued)
NextEra Energy, Inc. 1,948,519 $ 168,137,704
316,440,107
Electrical Equipment — 1.5%
Emerson Electric Co. 1,240,613 165,472,962
Food Products — 5.6%
Archer-Daniels-Midland Co. 2,607,257 158,364,790
Hormel Foods Corp. 6,683,843 155,131,996
J M Smucker Co. (The) 1,540,966 160,537,838
McCormick & Co., Inc.
(Non-Voting) 2,353,670 158,825,652
632,860,276
Gas Utilities — 1.4%
Atmos Energy Corp. 911,434 160,749,615
Health Care Equipment & Supplies — 4.5%
Abbott Laboratories 1,261,549 162,613,666
Becton Dickinson & Co. 858,094 166,487,398
Medtronic plc 1,683,166 177,287,875
506,388,939
Health Care Providers & Services — 1.9%
Cardinal Health, Inc. 1,011,869 214,779,314
Hotels, Restaurants & Leisure — 1.4%
McDonald's Corp. 520,509 162,305,117
Household Products — 6.8%
Church & Dwight Co., Inc. 1,831,766 155,993,193
Clorox Co. (The) 1,365,849 147,429,741
Colgate-Palmolive Co. 2,021,222 162,486,037
Kimberly-Clark Corp. 1,342,769 146,522,953
Procter & Gamble Co. (The) 1,060,546 157,130,495
769,562,419
Insurance — 7.1%
Aflac, Inc. 1,496,661 165,096,675
Brown & Brown, Inc. 1,809,583 145,544,761
Chubb Ltd. 583,744 172,893,298
Cincinnati Financial Corp. 1,038,233 173,997,468
Erie Indemnity Co., Class
a
A 500,130 147,783,414
805,315,616
IT Services — 1.5%
International Business
Machines Corp. 561,423 173,243,909
Life Sciences Tools & Services — 1.4%
West Pharmaceutical Services,
Inc. 582,721 161,559,397
Machinery — 8.8%
Caterpillar, Inc. 314,101 180,846,792
Dover Corp. 963,037 178,431,495
Illinois Tool Works, Inc. 638,114 159,069,058
Nordson Corp. 689,369 163,835,437
Pentair plc 1,476,256 155,361,181

See accompanying notes to the financial statements.
NOVEMBER 30, 2025 (UNAUDITED) :: S&P 500
®
DIVIDEND ARISTOCRATS ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
137
NOBL
::
Investments
Shares Value
Common Stocks (continued)
Stanley Black & Decker, Inc. 2,331,565 $ 166,753,529
1,004,297,492
Metals & Mining — 1.7%
Nucor Corp. 1,181,227 188,393,894
Multi-Utilities — 1.4%
Consolidated Edison, Inc. 1,583,434 158,913,436
Oil, Gas & Consumable Fuels — 2.8%
Chevron Corp. 1,037,580 156,809,466
Exxon Mobil Corp. 1,407,147 163,116,480
319,925,946
Personal Care Products — 1.6%
Kenvue, Inc. 10,626,401 184,368,057
Pharmaceuticals — 1.5%
Johnson & Johnson 836,615 173,112,376
Professional Services — 1.3%
Automatic Data Processing, Inc. 568,467 145,129,625
Residential REITs — 1.4%
Essex Property Trust, Inc., REIT 610,908 161,047,567
Retail REITs — 2.8%
Federal Realty Investment Trust,
REIT 1,598,168 157,787,127
Realty Income Corp., REIT 2,678,199 154,291,044
312,078,171
Software — 1.2%
Roper Technologies, Inc. 317,149 141,518,227
Specialty Retail — 1.4%
Lowe's Cos., Inc. 662,811 160,718,411
Trading Companies & Distributors — 2.7%
Fastenal Co. 3,789,093 153,079,357
WW Grainger, Inc. 166,755 158,188,796
311,268,153
Total Common Stocks
(Cost $9,814,651,774)
11,335,311,756
Securities Lending Reinvestments (b) — 0 .0% (c)
Investment Companies — 0 .0% (c)
Invesco Government & Agency Portfolio,
Institutional Class 3.91% (d)
(Cost $2,401,864) 2,401,864 2,401,864
Investments
Principal
Amount Value
Short-Term Investments — 0 .1%
Repurchase Agreements (e) — 0 .1%
Repurchase Agreements
with various counterparties,
rates 2.5% - 4.08%, dated
11/28/2025, due 12/1/2025,
total to be received
$13,049,017
(Cost $13,044,806) $ 13,044,806
$ 13,044,806
Total Investments — 99.9%
(Cost $9,830,098,444) 11,350,758,426
Other assets less liabilities — 0.1% 17,029,466
Net Assets — 100.0% $ 11,367,787,892
(a) The security or a portion of this security is on loan at November
30, 2025. The total value of securities on loan at November 30,
2025 was $2,379,693, collateralized in the form of cash with a value of $2,401,864 that was reinvested in the securities shown in the Securities Lending Reinvestment section of the Schedule of Portfolio Investments.
(b) The security was purchased with cash collateral held from securities on loan at November 30, 2025. The total value of
securities purchased was $2,401,864.
(c) Represents less than 0.05% of net assets.
(d) Rate shown is the 7-day yield as of November 30, 2025.
(e) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the
securities subject to repurchase.
Abbreviations
REIT Real Estate Investment Trust
As of November 30, 2025, the gross unrealized appreciation
(depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation $ 2,247,932,570
Aggregate gross unrealized depreciation (742,490,943)
Net unrealized appreciation $ 1,505,441,627
Federal income tax cost $ 9,845,316,799

S&P 500
®
DYNAMIC BUFFER ETF :: NOVEMBER 30, 2025 (UNAUDITED)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
138
FB
::
See accompanying notes to the financial statements.
Investments
Shares Value
Common Stocks — 84 .0%
Aerospace & Defense — 1.8%
Axon Enterprise, Inc.* 2 $ 1,080
Boeing Co. (The)* 23 4,347
General Dynamics Corp. 8 2,733
General Electric Co. 32 9,551
Howmet Aerospace, Inc. 12 2,455
Huntington Ingalls Industries,
Inc. 1 314
L3Harris Technologies, Inc. 6 1,672
Lockheed Martin Corp. 6 2,747
Northrop Grumman Corp. 4 2,289
RTX Corp. 41 7,171
Textron, Inc. 5 416
TransDigm Group, Inc. 2 2,720
37,495
Air Freight & Logistics — 0.3%
CH Robinson Worldwide, Inc. 4 635
Expeditors International of
Washington, Inc. 4 588
FedEx Corp. 7 1,930
United Parcel Service, Inc.,
Class
a
B 22 2,107
5,260
Automobile Components — 0.0%(a)
Aptiv plc* 7 543
Automobiles — 1.9%
Ford Motor Co. 119 1,580
General Motors Co. 29 2,132
Tesla, Inc.* 85 36,565
40,277
Banks — 3.0%
Bank of America Corp. 207 11,106
Citigroup, Inc. 56 5,802
Citizens Financial Group, Inc. 13 703
Fifth Third Bancorp 20 869
Huntington Bancshares, Inc. 48 782
JPMorgan Chase & Co. 84 26,299
KeyCorp 28 515
M&T Bank Corp. 5 951
PNC Financial Services Group,
Inc. (The) 12 2,289
Regions Financial Corp. 27 687
Truist Financial Corp. 39 1,814
US Bancorp 47 2,305
Wells Fargo & Co. 97 8,327
62,449
Beverages — 0.9%
Brown-Forman Corp., Class
a
B 5 145
Coca-Cola Co. (The) 118 8,628
Constellation Brands, Inc.,
Class
a
A 4 545
Keurig Dr Pepper, Inc. 41 1,144
Molson Coors Beverage Co.,
Class
a
B 5 233
Investments
Shares Value
Common Stocks (continued)
Monster Beverage Corp.* 22 $ 1,650
PepsiCo, Inc. 42 6,247
18,592
Biotechnology — 1.4%
AbbVie, Inc. 54 12,296
Amgen, Inc. 16 5,527
Biogen, Inc.* 4 728
Gilead Sciences, Inc. 38 4,782
Incyte Corp.* 5 522
Moderna, Inc.* 11 286
Regeneron Pharmaceuticals,
Inc. 3 2,341
Vertex Pharmaceuticals, Inc.* 8 3,469
29,951
Broadline Retail — 3.3%
Amazon.com, Inc.* 295 68,800
eBay, Inc. 14 1,159
69,959
Building Products — 0.4%
A O Smith Corp. 3 198
Allegion plc 3 498
Builders FirstSource, Inc.* 3 337
Carrier Global Corp. 24 1,317
Johnson Controls International
plc 20 2,326
Lennox International, Inc. 1 499
Masco Corp. 6 389
Trane Technologies plc 7 2,951
8,515
Capital Markets — 2.8%
Ameriprise Financial, Inc. 3 1,367
Bank of New York Mellon Corp.
(The) 21 2,354
Blackrock, Inc. 4 4,189
Blackstone, Inc. 22 3,221
Cboe Global Markets, Inc. 3 775
Charles Schwab Corp. (The) 52 4,822
CME Group, Inc. 11 3,096
Coinbase Global, Inc., Class
a
A* 7 1,910
FactSet Research Systems, Inc. 1 277
Franklin Resources, Inc. 9 203
Goldman Sachs Group, Inc.
(The) 9 7,434
Interactive Brokers Group, Inc.,
Class
a
A 14 910
Intercontinental Exchange, Inc. 17 2,674
Invesco Ltd. 14 342
KKR & Co., Inc. 21 2,569
Moody's Corp. 5 2,454
Morgan Stanley 37 6,277
MSCI, Inc., Class
a
A 2 1,128
Nasdaq, Inc. 14 1,273
Northern Trust Corp. 6 788
Raymond James Financial, Inc. 5 783
Robinhood Markets, Inc.,
Class
a
A* 24 3,084

See accompanying notes to the financial statements.
NOVEMBER 30, 2025 (UNAUDITED) :: S&P 500
®
DYNAMIC BUFFER ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
139
FB
::
Investments
Shares Value
Common Stocks (continued)
S&P Global, Inc. 10 $ 4,988
State Street Corp. 9 1,071
T. Rowe Price Group, Inc. 7 717
58,706
Chemicals — 0.8%
Air Products and Chemicals,
Inc. 7 1,827
Albemarle Corp. 4 520
CF Industries Holdings, Inc. 5 394
Corteva, Inc. 21 1,417
Dow, Inc. 22 525
DuPont de Nemours, Inc. 13 517
Ecolab, Inc. 8 2,201
International Flavors &
Fragrances, Inc. 8 556
Linde plc 14 5,744
LyondellBasell Industries NV,
Class
a
A 8 392
Mosaic Co. (The) 10 245
PPG Industries, Inc. 7 700
Sherwin-Williams Co. (The) 7 2,406
Solstice Advanced Materials,
Inc.* 5 238
17,682
Commercial Services & Supplies — 0.4%
Cintas Corp. 10 1,860
Copart, Inc.* 27 1,053
Republic Services, Inc., Class
a
A 6 1,302
Rollins, Inc. 9 553
Veralto Corp. 8 810
Waste Management, Inc. 11 2,397
7,975
Communications Equipment — 0.7%
Arista Networks, Inc.* 31 4,051
Cisco Systems, Inc. 120 9,233
F5, Inc.* 2 478
Motorola Solutions, Inc. 5 1,849
15,611
Construction & Engineering — 0.1%
EMCOR Group, Inc. 1 615
Quanta Services, Inc. 5 2,325
2,940
Construction Materials — 0.1%
Martin Marietta Materials, Inc. 2 1,246
Vulcan Materials Co. 4 1,189
2,435
Consumer Finance — 0.5%
American Express Co. 17 6,210
Capital One Financial Corp. 19 4,162
Synchrony Financial 11 851
11,223
Investments
Shares Value
Common Stocks (continued)
Consumer Staples Distribution & Retail — 1.5%
Costco Wholesale Corp. 13 $ 11,877
Dollar General Corp. 7 766
Dollar Tree, Inc.* 6 665
Kroger Co. (The) 18 1,211
Sysco Corp. 15 1,143
Target Corp. 14 1,269
Walmart, Inc. 133 14,698
31,629
Containers & Packaging — 0.2%
Amcor plc 70 596
Avery Dennison Corp. 2 345
Ball Corp. 8 396
International Paper Co. 16 632
Packaging Corp. of America 3 612
Smurfit WestRock plc 16 571
3,152
Distributors — 0.0%(a)
Genuine Parts Co. 4 522
LKQ Corp. 8 237
Pool Corp. 1 244
1,003
Diversified Telecommunication Services — 0.5%
AT&T, Inc. 217 5,646
Verizon Communications, Inc. 128 5,262
10,908
Electric Utilities — 1.3%
Alliant Energy Corp. 8 556
American Electric Power Co.,
Inc. 16 1,980
Constellation Energy Corp. 10 3,644
Duke Energy Corp. 24 2,975
Edison International 12 707
Entergy Corp. 14 1,365
Evergy, Inc. 7 543
Eversource Energy 11 739
Exelon Corp. 31 1,461
FirstEnergy Corp. 16 763
NextEra Energy, Inc. 63 5,436
NRG Energy, Inc. 6 1,017
PG&E Corp. 67 1,080
Pinnacle West Capital Corp. 4 363
PPL Corp. 22 812
Southern Co. (The) 33 3,007
Xcel Energy, Inc. 18 1,478
27,926
Electrical Equipment — 0.7%
AMETEK, Inc. 7 1,385
Eaton Corp. plc 12 4,151
Emerson Electric Co. 17 2,267
GE Vernova, Inc. 8 4,798
Generac Holdings, Inc.* 2 303
Hubbell, Inc., Class
a
B 2 863

See accompanying notes to the financial statements.
S&P 500
®
DYNAMIC BUFFER ETF :: NOVEMBER 30, 2025 (UNAUDITED)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
140
FB
::
Investments
Shares Value
Common Stocks (continued)
Rockwell Automation, Inc. 3 $ 1,188
14,955
Electronic Equipment, Instruments & Components — 0.6%
Amphenol Corp., Class
a
A 37 5,213
CDW Corp. 4 577
Corning, Inc. 24 2,021
Jabil, Inc. 3 632
Keysight Technologies, Inc.* 5 990
TE Connectivity plc 9 2,035
Teledyne Technologies, Inc.* 1 500
Trimble, Inc.* 7 570
Zebra Technologies Corp.,
Class
a
A* 2 505
13,043
Energy Equipment & Services — 0.2%
Baker Hughes Co., Class
a
A 30 1,506
Halliburton Co. 26 682
SLB Ltd. 45 1,631
3,819
Entertainment — 1.2%
Electronic Arts, Inc. 7 1,414
Live Nation Entertainment, Inc.* 5 657
Netflix, Inc.* 129 13,878
Take-Two Interactive Software,
Inc.* 5 1,230
TKO Group Holdings, Inc.,
Class
a
A 2 388
Walt Disney Co. (The) 55 5,746
Warner Bros Discovery, Inc.* 75 1,800
25,113
Financial Services — 3.2%
Apollo Global Management, Inc. 14 1,846
Berkshire Hathaway, Inc.,
Class
a
B* 56 28,773
Block, Inc., Class
a
A* 17 1,136
Corpay, Inc.* 2 592
Fidelity National Information
Services, Inc. 16 1,052
Fiserv, Inc.* 17 1,045
Global Payments, Inc. 7 530
Jack Henry & Associates, Inc. 2 349
Mastercard, Inc., Class
a
A 25 13,763
PayPal Holdings, Inc. 29 1,818
Visa, Inc., Class
a
A 52 17,391
68,295
Food Products — 0.4%
Archer-Daniels-Midland Co. 15 911
Bunge Global SA 4 384
Campbell's Co. (The) 6 183
Conagra Brands, Inc. 15 268
General Mills, Inc. 16 758
Hershey Co. (The) 5 940
Hormel Foods Corp. 9 209
J M Smucker Co. (The) 3 313
Kellanova 8 669
Investments
Shares Value
Common Stocks (continued)
Kraft Heinz Co. (The) 26 $ 663
Lamb Weston Holdings, Inc. 4 236
McCormick & Co., Inc.
(Non-Voting) 8 540
Mondelez International, Inc.,
Class
a
A 39 2,245
Tyson Foods, Inc., Class
a
A 9 523
8,842
Gas Utilities — 0.0%(a)
Atmos Energy Corp. 5 882
Ground Transportation — 0.7%
CSX Corp. 57 2,015
JB Hunt Transport Services,
Inc. 2 348
Norfolk Southern Corp. 7 2,045
Old Dominion Freight Line, Inc. 6 812
Uber Technologies, Inc.* 63 5,515
Union Pacific Corp. 18 4,173
14,908
Health Care Equipment & Supplies — 1.8%
Abbott Laboratories 53 6,832
Align Technology, Inc.* 2 294
Baxter International, Inc. 16 300
Becton Dickinson & Co. 9 1,746
Boston Scientific Corp.* 45 4,571
Cooper Cos., Inc. (The)* 6 468
Dexcom, Inc.* 12 762
Edwards Lifesciences Corp.* 18 1,560
GE HealthCare Technologies,
Inc. 14 1,120
Hologic, Inc.* 7 525
IDEXX Laboratories, Inc.* 2 1,506
Insulet Corp.* 2 654
Intuitive Surgical, Inc.* 11 6,308
Medtronic plc 39 4,108
ResMed, Inc. 4 1,023
Solventum Corp.* 4 341
STERIS plc 3 799
Stryker Corp. 10 3,712
Zimmer Biomet Holdings, Inc. 6 585
37,214
Health Care Providers & Services — 1.5%
Cardinal Health, Inc. 7 1,486
Cencora, Inc. 6 2,214
Centene Corp.* 14 551
Cigna Group (The) 8 2,218
CVS Health Corp. 39 3,134
DaVita, Inc.* 1 120
Elevance Health, Inc. 7 2,368
HCA Healthcare, Inc. 5 2,541
Henry Schein, Inc.* 3 224
Humana, Inc. 4 983
Labcorp Holdings, Inc. 3 806
McKesson Corp. 4 3,524
Molina Healthcare, Inc.* 2 296
Quest Diagnostics, Inc. 3 568

See accompanying notes to the financial statements.
NOVEMBER 30, 2025 (UNAUDITED) :: S&P 500
®
DYNAMIC BUFFER ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
141
FB
::
Investments
Shares Value
Common Stocks (continued)
UnitedHealth Group, Inc. 28 $ 9,234
Universal Health Services, Inc.,
Class
a
B 2 487
30,754
Health Care REITs — 0.3%
Alexandria Real Estate Equities,
Inc., REIT 5 268
Healthpeak Properties, Inc.,
REIT 21 384
Ventas, Inc., REIT 14 1,129
Welltower, Inc., REIT 20 4,164
5,945
Hotel & Resort REITs — 0.0%(a)
Host Hotels & Resorts, Inc.,
REIT 19 335
Hotels, Restaurants & Leisure — 1.5%
Airbnb, Inc., Class
a
A* 13 1,521
Booking Holdings, Inc. 1 4,915
Carnival Corp.* 33 851
Chipotle Mexican Grill, Inc.,
Class
a
A* 41 1,415
Darden Restaurants, Inc. 4 718
Domino's Pizza, Inc. 1 420
DoorDash, Inc., Class
a
A* 11 2,182
Expedia Group, Inc. 4 1,023
Hilton Worldwide Holdings, Inc. 7 1,995
Las Vegas Sands Corp. 9 613
Marriott International, Inc.,
Class
a
A 7 2,133
McDonald's Corp. 22 6,860
MGM Resorts International* 6 212
Norwegian Cruise Line Holdings
Ltd.* 14 258
Royal Caribbean Cruises Ltd. 8 2,130
Starbucks Corp. 35 3,049
Wynn Resorts Ltd. 3 386
Yum! Brands, Inc. 8 1,226
31,907
Household Durables — 0.2%
DR Horton, Inc. 8 1,272
Garmin Ltd. 5 977
Lennar Corp., Class
a
A(b) 7 919
Mohawk Industries, Inc.* 2 232
PulteGroup, Inc. 6 763
4,163
Household Products — 0.7%
Church & Dwight Co., Inc. 7 596
Clorox Co. (The) 4 432
Colgate-Palmolive Co. 25 2,010
Kimberly-Clark Corp. 10 1,091
Procter & Gamble Co. (The) 71 10,519
14,648
Independent Power and Renewable Electricity Producers — 0.1%
AES Corp. (The) 22 309
Investments
Shares Value
Common Stocks (continued)
Vistra Corp. 10 $ 1,789
2,098
Industrial Conglomerates — 0.3%
3M Co. 16 2,753
Honeywell International, Inc. 19 3,651
6,404
Industrial REITs — 0.2%
Prologis, Inc., REIT 28 3,599
Insurance — 1.5%
Aflac, Inc. 15 1,655
Allstate Corp. (The) 8 1,704
American International Group,
Inc. 17 1,295
Aon plc, Class
a
A 7 2,477
Arch Capital Group Ltd.* 11 1,033
Arthur J Gallagher & Co. 8 1,981
Assurant, Inc. 2 456
Brown & Brown, Inc. 9 724
Chubb Ltd. 11 3,258
Cincinnati Financial Corp. 5 838
Erie Indemnity Co., Class
a
A 1 296
Everest Group Ltd. 1 314
Globe Life, Inc. 2 269
Hartford Insurance Group, Inc.
(The) 9 1,233
Loews Corp. 5 539
Marsh & McLennan Cos., Inc. 15 2,752
MetLife, Inc. 17 1,302
Principal Financial Group, Inc. 6 509
Progressive Corp. (The) 18 4,118
Prudential Financial, Inc. 11 1,191
Travelers Cos., Inc. (The) 7 2,050
W R Berkley Corp. 9 699
Willis Towers Watson plc 3 963
31,656
Interactive Media & Services — 6.9%
Alphabet, Inc., Class
a
A 177 56,672
Alphabet, Inc., Class
a
C 142 45,457
Match Group, Inc. 7 233
Meta Platforms, Inc., Class
a
A 66 42,765
145,127
IT Services — 0.8%
Accenture plc, Class
a
A 19 4,750
Akamai Technologies, Inc.* 4 358
Cognizant Technology Solutions
Corp., Class
a
A 15 1,166
EPAM Systems, Inc.* 2 374
Gartner, Inc.* 2 466
GoDaddy, Inc., Class
a
A* 4 511
International Business
Machines Corp. 28 8,640
VeriSign, Inc. 3 756
17,021

See accompanying notes to the financial statements.
S&P 500
®
DYNAMIC BUFFER ETF :: NOVEMBER 30, 2025 (UNAUDITED)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
142
FB
::
Investments
Shares Value
Common Stocks (continued)
Leisure Products — 0.0%(a)
Hasbro, Inc. 4 $ 330
Life Sciences Tools & Services — 0.8%
Agilent Technologies, Inc. 9 1,381
Bio-Techne Corp. 5 323
Charles River Laboratories
International, Inc.* 1 178
Danaher Corp. 19 4,309
IQVIA Holdings, Inc.* 5 1,150
Mettler-Toledo International,
Inc.* 1 1,477
Revvity, Inc. 4 418
Thermo Fisher Scientific, Inc. 11 6,499
Waters Corp.* 2 807
West Pharmaceutical Services,
Inc. 2 554
17,096
Machinery — 1.4%
Caterpillar, Inc. 14 8,061
Cummins, Inc. 4 1,992
Deere & Co. 8 3,716
Dover Corp. 4 741
Fortive Corp. 10 535
IDEX Corp. 2 348
Illinois Tool Works, Inc. 8 1,994
Ingersoll Rand, Inc. 11 884
Nordson Corp. 2 475
Otis Worldwide Corp. 12 1,066
PACCAR, Inc. 16 1,687
Parker-Hannifin Corp. 4 3,447
Pentair plc 5 526
Snap-on, Inc. 2 680
Stanley Black & Decker, Inc. 5 357
Westinghouse Air Brake
Technologies Corp. 5 1,043
Xylem, Inc. 7 985
28,537
Media — 0.3%
Charter Communications, Inc.,
Class
a
A* 3 600
Comcast Corp., Class
a
A 112 2,989
Fox Corp., Class
a
A 6 393
Fox Corp., Class
a
B 5 291
News Corp., Class
a
A 11 283
News Corp., Class
a
B 4 118
Omnicom Group, Inc. 10 716
Paramount Skydance Corp.,
Class
a
B 9 144
Trade Desk, Inc. (The), Class
a
A* 14 554
6,088
Metals & Mining — 0.3%
Freeport-McMoRan, Inc. 44 1,891
Newmont Corp. 33 2,994
Nucor Corp. 7 1,117
Investments
Shares Value
Common Stocks (continued)
Steel Dynamics, Inc. 4 $ 671
6,673
Multi-Utilities — 0.5%
Ameren Corp. 8 851
CenterPoint Energy, Inc. 20 799
CMS Energy Corp. 9 679
Consolidated Edison, Inc. 11 1,104
Dominion Energy, Inc. 26 1,632
DTE Energy Co. 6 822
NiSource, Inc. 14 618
Public Service Enterprise
Group, Inc. 15 1,253
Sempra 20 1,894
WEC Energy Group, Inc. 10 1,121
10,773
Office REITs — 0.0%(a)
BXP, Inc., REIT 4 289
Oil, Gas & Consumable Fuels — 2.2%
APA Corp. 11 275
Chevron Corp. 59 8,917
ConocoPhillips 38 3,370
Coterra Energy, Inc. 23 617
Devon Energy Corp. 19 704
Diamondback Energy, Inc. 6 916
EOG Resources, Inc. 17 1,833
EQT Corp. 19 1,156
Expand Energy Corp. 7 853
Exxon Mobil Corp. 130 15,070
Kinder Morgan, Inc. 59 1,612
Marathon Petroleum Corp. 9 1,744
Occidental Petroleum Corp. 22 924
ONEOK, Inc. 19 1,384
Phillips 66 12 1,644
Targa Resources Corp. 7 1,227
Texas Pacific Land Corp. 1 864
Valero Energy Corp. 9 1,591
Williams Cos., Inc. (The) 37 2,254
46,955
Passenger Airlines — 0.1%
Delta Air Lines, Inc. 20 1,282
Southwest Airlines Co.(b) 16 557
United Airlines Holdings, Inc.* 10 1,020
2,859
Personal Care Products — 0.1%
Estee Lauder Cos., Inc. (The),
Class
a
A 7 659
Kenvue, Inc. 58 1,006
1,665
Pharmaceuticals — 2.8%
Bristol-Myers Squibb Co. 62 3,051
Eli Lilly & Co. 24 25,811
Johnson & Johnson 73 15,105
Merck & Co., Inc. 76 7,967

See accompanying notes to the financial statements.
NOVEMBER 30, 2025 (UNAUDITED) :: S&P 500
®
DYNAMIC BUFFER ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
143
FB
::
Investments
Shares Value
Common Stocks (continued)
Pfizer, Inc. 173 $ 4,453
Viatris, Inc. 35 374
Zoetis, Inc., Class
a
A 13 1,666
58,427
Professional Services — 0.4%
Automatic Data Processing, Inc. 12 3,064
Broadridge Financial Solutions,
Inc. 4 912
Dayforce, Inc.* 5 346
Equifax, Inc. 4 850
Jacobs Solutions, Inc. 4 539
Leidos Holdings, Inc. 4 764
Paychex, Inc. 10 1,117
Paycom Software, Inc. 2 322
Verisk Analytics, Inc., Class
a
A 4 900
8,814
Real Estate Management & Development — 0.1%
CBRE Group, Inc., Class
a
A* 9 1,457
CoStar Group, Inc.* 13 894
2,351
Residential REITs — 0.2%
AvalonBay Communities, Inc.,
REIT 4 728
Camden Property Trust, REIT 3 319
Equity Residential, REIT 11 679
Essex Property Trust, Inc., REIT 2 527
Invitation Homes, Inc., REIT 17 479
Mid-America Apartment
Communities, Inc., REIT 4 544
UDR, Inc., REIT 9 328
3,604
Retail REITs — 0.2%
Federal Realty Investment Trust,
REIT 2 197
Kimco Realty Corp., REIT 21 434
Realty Income Corp., REIT 28 1,613
Regency Centers Corp., REIT 5 356
Simon Property Group, Inc.,
REIT 10 1,863
4,463
Semiconductors & Semiconductor Equipment — 11.8%
Advanced Micro Devices, Inc.* 49 10,659
Analog Devices, Inc. 15 3,980
Applied Materials, Inc. 24 6,054
Broadcom, Inc. 143 57,623
First Solar, Inc.* 3 819
Intel Corp.* 133 5,394
KLA Corp. 4 4,702
Lam Research Corp. 38 5,928
Microchip Technology, Inc. 16 857
Micron Technology, Inc. 34 8,040
Monolithic Power Systems, Inc. 1 928
NVIDIA Corp. 742 131,334
NXP Semiconductors NV 8 1,560
ON Semiconductor Corp.* 12 603
Investments
Shares Value
Common Stocks (continued)
Qnity Electronics, Inc. 6 $ 487
QUALCOMM, Inc. 33 5,547
Skyworks Solutions, Inc. 5 330
Teradyne, Inc. 5 909
Texas Instruments, Inc. 28 4,712
250,466
Software — 8.7%
Adobe, Inc.* 13 4,162
AppLovin Corp., Class
a
A* 8 4,796
Autodesk, Inc.* 7 2,123
Cadence Design Systems, Inc.* 8 2,495
Crowdstrike Holdings, Inc.,
Class
a
A* 8 4,073
Datadog, Inc., Class
a
A* 10 1,600
Fair Isaac Corp.* 1 1,806
Fortinet, Inc.* 20 1,623
Gen Digital, Inc. 17 448
Intuit, Inc. 8 5,073
Microsoft Corp. 226 111,194
Oracle Corp. 50 10,097
Palantir Technologies, Inc.,
Class
a
A* 69 11,623
Palo Alto Networks, Inc.* 20 3,802
PTC, Inc.* 4 702
Roper Technologies, Inc. 3 1,339
Salesforce, Inc. 29 6,686
ServiceNow, Inc.* 6 4,874
Synopsys, Inc.* 6 2,508
Tyler Technologies, Inc.* 1 470
Workday, Inc., Class
a
A* 7 1,509
183,003
Specialized REITs — 0.6%
American Tower Corp., REIT 14 2,538
Crown Castle, Inc., REIT 13 1,187
Digital Realty Trust, Inc., REIT 10 1,601
Equinix, Inc., REIT 3 2,260
Extra Space Storage, Inc., REIT 6 799
Iron Mountain, Inc., REIT 9 777
Public Storage, REIT 5 1,373
SBA Communications Corp.,
Class
a
A, REIT 3 583
VICI Properties, Inc., Class
a
A,
REIT 32 922
Weyerhaeuser Co., REIT 22 488
12,528
Specialty Retail — 1.5%
AutoZone, Inc.* 1 3,954
Best Buy Co., Inc. 6 476
Home Depot, Inc. (The) 30 10,708
Lowe's Cos., Inc. 17 4,122
O'Reilly Automotive, Inc.* 26 2,644
Ross Stores, Inc. 10 1,764
TJX Cos., Inc. (The) 34 5,165
Tractor Supply Co. 16 876
Ulta Beauty, Inc.* 1 539
Williams-Sonoma, Inc. 4 720
30,968

See accompanying notes to the financial statements.
S&P 500
®
DYNAMIC BUFFER ETF :: NOVEMBER 30, 2025 (UNAUDITED)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
144
FB
::
Investments
Shares Value
Common Stocks (continued)
Technology Hardware, Storage & Peripherals — 6.3%
Apple, Inc. 451 $ 125,761
Dell Technologies, Inc., Class
a
C 9 1,200
Hewlett Packard Enterprise Co. 40 875
HP, Inc. 29 708
NetApp, Inc. 6 670
Sandisk Corp.* 4 893
Seagate Technology Holdings
plc 6 1,660
Super Micro Computer, Inc.* 15 508
Western Digital Corp. 11 1,797
134,072
Textiles, Apparel & Luxury Goods — 0.2%
Deckers Outdoor Corp.* 5 440
Lululemon Athletica, Inc.* 3 552
NIKE, Inc., Class
a
B 36 2,327
Ralph Lauren Corp., Class
a
A 1 367
Tapestry, Inc. 6 656
4,342
Tobacco — 0.5%
Altria Group, Inc. 51 3,009
Philip Morris International, Inc. 47 7,402
10,411
Trading Companies & Distributors — 0.2%
Fastenal Co. 35 1,414
United Rentals, Inc. 2 1,630
WW Grainger, Inc. 1 949
3,993
Water Utilities — 0.0%(a)
American Water Works Co., Inc. 6 780
Wireless Telecommunication Services — 0.1%
T-Mobile US, Inc. 15 3,135
Total Common Stocks
(Cost $1,610,377)
1,777,581
Securities Lending Reinvestments (c) — 0 .1%
Investment Companies — 0 .1%
Invesco Government & Agency Portfolio,
Institutional Class 3.91% (d)
(Cost $1,236) 1,236 1,236
Investments
Principal
Amount Value
Short-Term Investments — 9 .0%
Repurchase Agreements (e) — 9 .0%
Repurchase Agreements
with various counterparties,
rates 2.5% - 4.08%, dated
11/28/2025, due 12/01/2025,
total to be received $190,613
(Cost $190,551) $ 190,551
$ 190,551
Total Investments — 93.1%
(Cost $1,802,164) 1,969,368
Other assets less liabilities — 6.9% 144,932
Net Assets — 100.0% $ 2,114,300

See accompanying notes to the financial statements.
NOVEMBER 30, 2025 (UNAUDITED) :: S&P 500
®
DYNAMIC BUFFER ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
145
FB
::
* Non-income producing security.
(a) Represents less than 0.05% of net assets.
(b) The security or a portion of this security is on loan at November
30, 2025. The total value of securities on loan at November
30, 2025 was $1,206, collateralized in the form of cash with a value of $1,236 that was reinvested in the securities shown in the Securities Lending Reinvestment section of the Schedule of
Portfolio Investments.
(c) The security was purchased with cash collateral held from securities on loan at November 30, 2025. The total value of
securities purchased was $1,236.
(d) Rate shown is the 7-day yield as of November 30, 2025.
(e) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the
securities subject to repurchase.
Abbreviations
REIT Real Estate Investment Trust
As of November 30, 2025, the gross unrealized appreciation
(depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation $ 224,014
Aggregate gross unrealized depreciation (498,839)
Net unrealized depreciation $ (274,825)
Federal income tax cost $ 1,802,164
Futures Contracts Purchased
S&P 500
®
Dynamic Buffer ETF had the following open long futures contracts as of November 30, 2025:
Number of
Contracts
AAAAAA
Expiration Date
AAAAAA
Trading
Currency
AA
Notional Amount
AAAAAA
Value and
Unrealized
Appreciation
AAAAAA
S&P 500
®
E-Mini Index 1 12/19/2025 U.S. Dollar $ 342,975 $ 10,676
Swap Agreements
a
S&P 500
®
Dynamic Buffer ETF had the following open non-exchange traded total return swap agreements as of November 30, 2025:
Notional
Amount
($)
A
Termination
Date
b
A
Counterparty
A
Rate Paid
(Received)
c
A
Reference
Instrument
A
Value and
Unrealized
Depreciation
d
($)
A
Financial
Instruments for
the Benefit of
(the Fund)/the
Counterparty
($)
A
Cash Collateral
for the
Benefit of
(the Fund)/the
Counterparty
($)
A
Net
Amount
e
($)
A
2,107,612 11/6/2026
Goldman Sachs
International N/A
S&P
®
500 Daily
Dynamic Buffer Index (452,705) — 452,705 —
2,107,612 (452,705)
Total Unrealized
Depreciation
(452,705)
a The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.
b Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
c No financing fee is paid or received on this swap.
d The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statement of
Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statement of
Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statement of Assets and Liabilities.
e Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

S&P 500
®
EX-ENERGY ETF :: NOVEMBER 30, 2025 (UNAUDITED)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
146
SPXE
::
See accompanying notes to the financial statements.
Investments
Shares Value
Common Stocks — 99 .7%
Aerospace & Defense — 2.2%
Axon Enterprise, Inc.* 104 $ 56,175
Boeing Co. (The)* 1,003 189,567
General Dynamics Corp. 334 114,104
General Electric Co. 1,408 420,218
Howmet Aerospace, Inc. 535 109,456
Huntington Ingalls Industries,
Inc. 51 15,995
L3Harris Technologies, Inc. 246 68,558
Lockheed Martin Corp. 270 123,622
Northrop Grumman Corp. 177 101,288
RTX Corp. 1,775 310,465
Textron, Inc. 236 19,626
TransDigm Group, Inc. 73 99,292
1,628,366
Air Freight & Logistics — 0.3%
CH Robinson Worldwide, Inc. 155 24,625
Expeditors International of
Washington, Inc. 177 26,001
FedEx Corp. 285 78,569
United Parcel Service, Inc.,
Class
a
B 978 93,683
222,878
Automobile Components — 0.0%(a)
Aptiv plc* 287 22,257
Automobiles — 2.3%
Ford Motor Co. 5,189 68,910
General Motors Co. 1,263 92,856
Tesla, Inc.* 3,726 1,602,813
1,764,579
Banks — 3.6%
Bank of America Corp. 9,046 485,318
Citigroup, Inc. 2,443 253,095
Citizens Financial Group, Inc. 574 31,053
Fifth Third Bancorp 880 38,245
Huntington Bancshares, Inc. 1,952 31,818
JPMorgan Chase & Co. 3,651 1,143,055
KeyCorp 1,237 22,736
M&T Bank Corp. 207 39,375
PNC Financial Services Group,
Inc. (The) 523 99,747
Regions Financial Corp. 1,186 30,184
Truist Financial Corp. 1,712 79,608
US Bancorp 2,065 101,288
Wells Fargo & Co. 4,253 365,120
2,720,642
Beverages — 1.1%
Brown-Forman Corp.,
Class
a
B(b) 232 6,723
Coca-Cola Co. (The) 5,143 376,056
Constellation Brands, Inc.,
Class
a
A 186 25,367
Keurig Dr Pepper, Inc. 1,803 50,304
Investments
Shares Value
Common Stocks (continued)
Molson Coors Beverage Co.,
Class
a
B 223 $ 10,372
Monster Beverage Corp.* 945 70,866
PepsiCo, Inc. 1,818 270,409
810,097
Biotechnology — 1.7%
AbbVie, Inc. 2,345 533,957
Amgen, Inc. 714 246,658
Biogen, Inc.* 191 34,779
Gilead Sciences, Inc. 1,646 207,133
Incyte Corp.* 218 22,772
Moderna, Inc.* 462 12,003
Regeneron Pharmaceuticals,
Inc. 134 104,545
Vertex Pharmaceuticals, Inc.* 339 146,994
1,308,841
Broadline Retail — 4.0%
Amazon.com, Inc.* 12,885 3,005,039
eBay, Inc. 606 50,171
3,055,210
Building Products — 0.5%
A O Smith Corp. 150 9,897
Allegion plc 114 18,927
Builders FirstSource, Inc.* 146 16,385
Carrier Global Corp. 1,061 58,228
Johnson Controls International
plc 870 101,190
Lennox International, Inc. 41 20,454
Masco Corp. 276 17,904
Trane Technologies plc 292 123,072
366,057
Capital Markets — 3.4%
Ameriprise Financial, Inc. 125 56,968
Bank of New York Mellon Corp.
(The) 936 104,926
Blackrock, Inc. 189 197,940
Blackstone, Inc. 979 143,345
Cboe Global Markets, Inc. 138 35,627
Charles Schwab Corp. (The) 2,264 209,941
CME Group, Inc. 480 135,101
Coinbase Global, Inc., Class
a
A* 297 81,028
FactSet Research Systems, Inc. 49 13,586
Franklin Resources, Inc. 407 9,194
Goldman Sachs Group, Inc.
(The) 402 332,068
Interactive Brokers Group, Inc.,
Class
a
A 591 38,427
Intercontinental Exchange, Inc. 758 119,233
Invesco Ltd. 592 14,474
KKR & Co., Inc. 911 111,424
Moody's Corp. 204 100,119
Morgan Stanley 1,611 273,322
MSCI, Inc., Class
a
A 103 58,063
Nasdaq, Inc. 602 54,734
Northern Trust Corp. 252 33,098
Raymond James Financial, Inc. 234 36,630

See accompanying notes to the financial statements.
NOVEMBER 30, 2025 (UNAUDITED) :: S&P 500
®
EX-ENERGY ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
147
SPXE
::
Investments
Shares Value
Common Stocks (continued)
Robinhood Markets, Inc.,
Class
a
A* 1,027 $ 131,959
S&P Global, Inc. 415 207,014
State Street Corp. 378 44,990
T. Rowe Price Group, Inc. 289 29,588
2,572,799
Chemicals — 1.0%
Air Products and Chemicals,
Inc. 292 76,227
Albemarle Corp. 155 20,148
CF Industries Holdings, Inc. 215 16,920
Corteva, Inc. 902 60,858
Dow, Inc. 941 22,443
DuPont de Nemours, Inc. 554 22,032
Ecolab, Inc. 337 92,729
International Flavors &
Fragrances, Inc. 339 23,554
Linde plc 622 255,219
LyondellBasell Industries NV,
Class
a
A 340 16,657
Mosaic Co. (The) 421 10,310
PPG Industries, Inc. 297 29,712
Sherwin-Williams Co. (The) 307 105,513
Solstice Advanced Materials,
Inc.* 210 10,013
762,335
Commercial Services & Supplies — 0.5%
Cintas Corp. 454 84,453
Copart, Inc.* 1,182 46,074
Republic Services, Inc., Class
a
A 267 57,955
Rollins, Inc. 374 22,994
Veralto Corp. 329 33,301
Waste Management, Inc. 493 107,410
352,187
Communications Equipment — 0.9%
Arista Networks, Inc.* 1,366 178,509
Cisco Systems, Inc. 5,256 404,397
F5, Inc.* 74 17,698
Motorola Solutions, Inc. 220 81,329
681,933
Construction & Engineering — 0.2%
EMCOR Group, Inc. 58 35,674
Quanta Services, Inc. 194 90,187
125,861
Construction Materials — 0.1%
Martin Marietta Materials, Inc. 78 48,613
Vulcan Materials Co. 173 51,422
100,035
Consumer Finance — 0.6%
American Express Co. 720 262,995
Capital One Financial Corp. 848 185,771
Synchrony Financial 494 38,216
486,982
Investments
Shares Value
Common Stocks (continued)
Consumer Staples Distribution & Retail — 1.9%
Costco Wholesale Corp. 589 $ 538,104
Dollar General Corp. 290 31,752
Dollar Tree, Inc.* 256 28,367
Kroger Co. (The) 808 54,362
Sysco Corp. 633 48,235
Target Corp. 603 54,644
Walmart, Inc. 5,825 643,721
1,399,185
Containers & Packaging — 0.2%
Amcor plc 3,061 26,080
Avery Dennison Corp. 104 17,926
Ball Corp. 362 17,930
International Paper Co. 701 27,676
Packaging Corp. of America 118 24,080
Smurfit WestRock plc 693 24,733
138,425
Distributors — 0.1%
Genuine Parts Co. 182 23,733
LKQ Corp. 340 10,095
Pool Corp. 42 10,231
44,059
Diversified Telecommunication Services — 0.6%
AT&T, Inc. 9,490 246,930
Verizon Communications, Inc. 5,596 230,051
476,981
Electric Utilities — 1.6%
Alliant Energy Corp. 340 23,620
American Electric Power Co.,
Inc. 710 87,877
Constellation Energy Corp. 415 151,209
Duke Energy Corp. 1,032 127,906
Edison International 511 30,093
Entergy Corp. 593 57,829
Evergy, Inc. 306 23,761
Eversource Energy 493 33,120
Exelon Corp. 1,341 63,188
FirstEnergy Corp. 690 32,927
NextEra Energy, Inc. 2,733 235,830
NRG Energy, Inc. 254 43,050
PG&E Corp. 2,917 47,022
Pinnacle West Capital Corp. 157 14,265
PPL Corp. 982 36,236
Southern Co. (The) 1,459 132,944
Xcel Energy, Inc. 787 64,621
1,205,498
Electrical Equipment — 0.9%
AMETEK, Inc. 306 60,554
Eaton Corp. plc 517 178,825
Emerson Electric Co. 746 99,502
GE Vernova, Inc. 362 217,117
Generac Holdings, Inc.* 76 11,524
Hubbell, Inc., Class
a
B 69 29,769

See accompanying notes to the financial statements.
S&P 500
®
EX-ENERGY ETF :: NOVEMBER 30, 2025 (UNAUDITED)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
148
SPXE
::
Investments
Shares Value
Common Stocks (continued)
Rockwell Automation, Inc. 148 $ 58,587
655,878
Electronic Equipment, Instruments & Components — 0.8%
Amphenol Corp., Class
a
A 1,621 228,399
CDW Corp. 172 24,806
Corning, Inc. 1,034 87,063
Jabil, Inc. 141 29,710
Keysight Technologies, Inc.* 227 44,935
TE Connectivity plc 393 88,877
Teledyne Technologies, Inc.* 60 29,971
Trimble, Inc.* 316 25,729
Zebra Technologies Corp.,
Class
a
A* 66 16,681
576,171
Entertainment — 1.5%
Electronic Arts, Inc. 295 59,599
Live Nation Entertainment, Inc.* 208 27,342
Netflix, Inc.* 5,660 608,903
Take-Two Interactive Software,
Inc.* 229 56,350
TKO Group Holdings, Inc.,
Class
a
A 89 17,256
Walt Disney Co. (The) 2,386 249,265
Warner Bros Discovery, Inc.* 3,284 78,816
1,097,531
Financial Services — 3.9%
Apollo Global Management, Inc. 611 80,560
Berkshire Hathaway, Inc.,
Class
a
B* 2,434 1,250,613
Block, Inc., Class
a
A* 730 48,764
Corpay, Inc.* 91 26,918
Fidelity National Information
Services, Inc. 695 45,710
Fiserv, Inc.* 721 44,320
Global Payments, Inc. 322 24,395
Jack Henry & Associates, Inc. 94 16,401
Mastercard, Inc., Class
a
A 1,097 603,931
PayPal Holdings, Inc. 1,266 79,366
Visa, Inc., Class
a
A 2,254 753,828
2,974,806
Food Products — 0.5%
Archer-Daniels-Midland Co. 638 38,752
Bunge Global SA 184 17,677
Campbell's Co. (The) 259 7,894
Conagra Brands, Inc. 635 11,335
General Mills, Inc. 710 33,619
Hershey Co. (The) 193 36,299
Hormel Foods Corp. 389 9,029
J M Smucker Co. (The) 140 14,585
Kellanova 359 30,027
Kraft Heinz Co. (The) 1,131 28,852
Lamb Weston Holdings, Inc. 183 10,808
McCormick & Co., Inc.
(Non-Voting) 335 22,606
Mondelez International, Inc.,
Class
a
A 1,718 98,905
Investments
Shares Value
Common Stocks (continued)
Tyson Foods, Inc., Class
a
A 381 $ 22,117
382,505
Gas Utilities — 0.1%
Atmos Energy Corp. 212 37,390
Ground Transportation — 0.9%
CSX Corp. 2,473 87,445
JB Hunt Transport Services,
Inc. 99 17,222
Norfolk Southern Corp. 294 85,874
Old Dominion Freight Line, Inc. 244 33,011
Uber Technologies, Inc.* 2,768 242,311
Union Pacific Corp. 788 182,682
648,545
Health Care Equipment & Supplies — 2.2%
Abbott Laboratories 2,311 297,888
Align Technology, Inc.* 87 12,806
Baxter International, Inc. 682 12,781
Becton Dickinson & Co. 382 74,116
Boston Scientific Corp.* 1,966 199,706
Cooper Cos., Inc. (The)* 263 20,496
Dexcom, Inc.* 520 33,004
Edwards Lifesciences Corp.* 781 67,689
GE HealthCare Technologies,
Inc. 606 48,474
Hologic, Inc.* 293 21,966
IDEXX Laboratories, Inc.* 106 79,805
Insulet Corp.* 91 29,774
Intuitive Surgical, Inc.* 477 273,550
Medtronic plc 1,702 179,272
ResMed, Inc. 191 48,864
Solventum Corp.* 193 16,455
STERIS plc 130 34,616
Stryker Corp. 456 169,258
Zimmer Biomet Holdings, Inc. 262 25,550
1,646,070
Health Care Providers & Services — 1.7%
Cardinal Health, Inc. 316 67,074
Cencora, Inc. 255 94,077
Centene Corp.* 619 24,351
Cigna Group (The) 352 97,603
CVS Health Corp. 1,685 135,407
DaVita, Inc.* 46 5,505
Elevance Health, Inc. 295 99,787
HCA Healthcare, Inc. 216 109,791
Henry Schein, Inc.* 136 10,141
Humana, Inc. 158 38,832
Labcorp Holdings, Inc. 110 29,566
McKesson Corp. 163 143,623
Molina Healthcare, Inc.* 70 10,378
Quest Diagnostics, Inc. 147 27,809
UnitedHealth Group, Inc. 1,203 396,713
Universal Health Services, Inc.,
Class
a
B 73 17,785
1,308,442

See accompanying notes to the financial statements.
NOVEMBER 30, 2025 (UNAUDITED) :: S&P 500
®
EX-ENERGY ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
149
SPXE
::
Investments
Shares Value
Common Stocks (continued)
Health Care REITs — 0.3%
Alexandria Real Estate Equities,
Inc., REIT 207 $ 11,110
Healthpeak Properties, Inc.,
REIT 922 16,836
Ventas, Inc., REIT 604 48,700
Welltower, Inc., REIT 889 185,108
261,754
Hotel & Resort REITs — 0.0%(a)
Host Hotels & Resorts, Inc.,
REIT 848 14,950
Hotels, Restaurants & Leisure — 1.8%
Airbnb, Inc., Class
a
A* 570 66,684
Booking Holdings, Inc. 42 206,417
Carnival Corp.* 1,440 37,123
Chipotle Mexican Grill, Inc.,
Class
a
A* 1,778 61,377
Darden Restaurants, Inc. 154 27,655
Domino's Pizza, Inc. 40 16,785
DoorDash, Inc., Class
a
A* 492 97,598
Expedia Group, Inc. 155 39,632
Hilton Worldwide Holdings, Inc. 311 88,644
Las Vegas Sands Corp. 410 27,946
Marriott International, Inc.,
Class
a
A 296 90,218
McDonald's Corp. 946 294,982
MGM Resorts International* 268 9,458
Norwegian Cruise Line Holdings
Ltd.* 600 11,076
Royal Caribbean Cruises Ltd. 334 88,927
Starbucks Corp. 1,510 131,536
Wynn Resorts Ltd. 112 14,412
Yum! Brands, Inc. 370 56,688
1,367,158
Household Durables — 0.3%
DR Horton, Inc. 370 58,834
Garmin Ltd. 216 42,189
Lennar Corp., Class
a
A 300 39,390
Mohawk Industries, Inc.* 67 7,765
NVR, Inc.* 4 30,029
PulteGroup, Inc. 260 33,070
211,277
Household Products — 0.8%
Church & Dwight Co., Inc. 323 27,507
Clorox Co. (The) 160 17,270
Colgate-Palmolive Co. 1,074 86,339
Kimberly-Clark Corp. 440 48,013
Procter & Gamble Co. (The) 3,110 460,777
639,906
Independent Power and Renewable Electricity Producers — 0.1%
AES Corp. (The) 944 13,272
Vistra Corp. 423 75,658
88,930
Investments
Shares Value
Common Stocks (continued)
Industrial Conglomerates — 0.4%
3M Co. 707 $ 121,639
Honeywell International, Inc. 842 161,824
283,463
Industrial REITs — 0.2%
Prologis, Inc., REIT 1,232 158,349
Insurance — 1.8%
Aflac, Inc. 638 70,378
Allstate Corp. (The) 348 74,117
American International Group,
Inc. 735 55,978
Aon plc, Class
a
A 283 100,159
Arch Capital Group Ltd.* 493 46,303
Arthur J Gallagher & Co. 339 83,943
Assurant, Inc. 65 14,830
Brown & Brown, Inc. 390 31,368
Chubb Ltd. 493 146,017
Cincinnati Financial Corp. 207 34,691
Erie Indemnity Co., Class
a
A 33 9,751
Everest Group Ltd. 54 16,972
Globe Life, Inc. 107 14,416
Hartford Insurance Group, Inc.
(The) 375 51,386
Loews Corp. 225 24,271
Marsh & McLennan Cos., Inc. 651 119,426
MetLife, Inc. 742 56,807
Principal Financial Group, Inc. 267 22,647
Progressive Corp. (The) 779 178,227
Prudential Financial, Inc. 469 50,769
Travelers Cos., Inc. (The) 295 86,394
W R Berkley Corp. 398 30,921
Willis Towers Watson plc 129 41,409
1,361,180
Interactive Media & Services — 8.4%
Alphabet, Inc., Class
a
A 7,722 2,472,430
Alphabet, Inc., Class
a
C 6,198 1,984,104
Match Group, Inc. 318 10,592
Meta Platforms, Inc., Class
a
A 2,879 1,865,448
6,332,574
IT Services — 1.0%
Accenture plc, Class
a
A 826 206,500
Akamai Technologies, Inc.* 188 16,830
Cognizant Technology Solutions
Corp., Class
a
A 648 50,356
EPAM Systems, Inc.* 72 13,464
Gartner, Inc.* 98 22,809
GoDaddy, Inc., Class
a
A* 182 23,270
International Business
Machines Corp. 1,237 381,713
VeriSign, Inc. 111 27,971
742,913
Leisure Products — 0.0%(a)
Hasbro, Inc. 175 14,455

See accompanying notes to the financial statements.
S&P 500
®
EX-ENERGY ETF :: NOVEMBER 30, 2025 (UNAUDITED)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
150
SPXE
::
Investments
Shares Value
Common Stocks (continued)
Life Sciences Tools & Services — 1.0%
Agilent Technologies, Inc. 378 $ 58,023
Bio-Techne Corp. 208 13,418
Charles River Laboratories
International, Inc.* 63 11,223
Danaher Corp. 845 191,629
IQVIA Holdings, Inc.* 224 51,522
Mettler-Toledo International,
Inc.* 27 39,872
Revvity, Inc. 153 15,975
Thermo Fisher Scientific, Inc. 502 296,597
Waters Corp.* 77 31,063
West Pharmaceutical Services,
Inc. 93 25,784
735,106
Machinery — 1.6%
Caterpillar, Inc. 621 357,547
Cummins, Inc. 181 90,134
Deere & Co. 333 154,675
Dover Corp. 180 33,350
Fortive Corp. 448 23,959
IDEX Corp. 97 16,871
Illinois Tool Works, Inc. 350 87,248
Ingersoll Rand, Inc. 481 38,644
Nordson Corp. 69 16,399
Otis Worldwide Corp. 520 46,202
PACCAR, Inc. 697 73,478
Parker-Hannifin Corp. 168 144,766
Pentair plc 217 22,837
Snap-on, Inc. 67 22,783
Stanley Black & Decker, Inc. 206 14,733
Westinghouse Air Brake
Technologies Corp. 226 47,132
Xylem, Inc. 322 45,296
1,236,054
Media — 0.3%
Charter Communications, Inc.,
Class
a
A* 123 24,615
Comcast Corp., Class
a
A 4,888 130,461
Fox Corp., Class
a
A 277 18,143
Fox Corp., Class
a
B 173 10,079
News Corp., Class
a
A 501 12,866
News Corp., Class
a
B 146 4,297
Omnicom Group, Inc. 424 30,367
Paramount Skydance Corp.,
Class
a
B(b) 410 6,568
Trade Desk, Inc. (The), Class
a
A* 592 23,419
260,815
Metals & Mining — 0.4%
Freeport-McMoRan, Inc. 1,907 81,963
Newmont Corp. 1,457 132,194
Nucor Corp. 302 48,166
Steel Dynamics, Inc. 181 30,377
292,700
Investments
Shares Value
Common Stocks (continued)
Multi-Utilities — 0.6%
Ameren Corp. 361 $ 38,392
CenterPoint Energy, Inc. 868 34,703
CMS Energy Corp. 397 29,950
Consolidated Edison, Inc. 480 48,173
Dominion Energy, Inc. 1,132 71,056
DTE Energy Co. 273 37,409
NiSource, Inc. 624 27,537
Public Service Enterprise
Group, Inc. 664 55,457
Sempra 868 82,217
WEC Energy Group, Inc. 427 47,854
472,748
Office REITs — 0.0%(a)
BXP, Inc., REIT 193 13,966
Passenger Airlines — 0.2%
Delta Air Lines, Inc. 860 55,126
Southwest Airlines Co. 697 24,262
United Airlines Holdings, Inc.* 430 43,843
123,231
Personal Care Products — 0.1%
Estee Lauder Cos., Inc. (The),
Class
a
A 327 30,761
Kenvue, Inc. 2,546 44,173
74,934
Pharmaceuticals — 3.4%
Bristol-Myers Squibb Co. 2,704 133,037
Eli Lilly & Co. 1,053 1,132,470
Johnson & Johnson 3,195 661,109
Merck & Co., Inc. 3,317 347,721
Pfizer, Inc. 7,546 194,234
Viatris, Inc. 1,547 16,538
Zoetis, Inc., Class
a
A 589 75,498
2,560,607
Professional Services — 0.5%
Automatic Data Processing, Inc. 537 137,096
Broadridge Financial Solutions,
Inc. 154 35,126
Dayforce, Inc.* 212 14,649
Equifax, Inc. 163 34,616
Jacobs Solutions, Inc. 157 21,165
Leidos Holdings, Inc. 168 32,105
Paychex, Inc. 430 48,027
Paycom Software, Inc. 65 10,476
Verisk Analytics, Inc., Class
a
A 183 41,188
374,448
Real Estate Management & Development — 0.1%
CBRE Group, Inc., Class
a
A* 390 63,114
CoStar Group, Inc.* 563 38,734
101,848

See accompanying notes to the financial statements.
NOVEMBER 30, 2025 (UNAUDITED) :: S&P 500
®
EX-ENERGY ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
151
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::
Investments
Shares Value
Common Stocks (continued)
Residential REITs — 0.2%
AvalonBay Communities, Inc.,
REIT 186 $ 33,841
Camden Property Trust, REIT 140 14,888
Equity Residential, REIT 462 28,529
Essex Property Trust, Inc., REIT 83 21,880
Invitation Homes, Inc., REIT 747 21,065
Mid-America Apartment
Communities, Inc., REIT 154 20,927
UDR, Inc., REIT 401 14,604
155,734
Retail REITs — 0.3%
Federal Realty Investment Trust,
REIT 104 10,268
Kimco Realty Corp., REIT 899 18,573
Realty Income Corp., REIT 1,214 69,938
Regency Centers Corp., REIT 217 15,442
Simon Property Group, Inc.,
REIT 433 80,677
194,898
Semiconductors & Semiconductor Equipment — 14.5%
Advanced Micro Devices, Inc.* 2,153 468,342
Analog Devices, Inc. 657 174,328
Applied Materials, Inc. 1,063 268,142
Broadcom, Inc. 6,243 2,515,679
First Solar, Inc.* 141 38,482
Intel Corp.* 5,810 235,654
KLA Corp. 173 203,356
Lam Research Corp. 1,681 262,236
Microchip Technology, Inc. 717 38,417
Micron Technology, Inc. 1,487 351,646
Monolithic Power Systems, Inc. 62 57,547
NVIDIA Corp. 32,383 5,731,790
NXP Semiconductors NV 333 64,915
ON Semiconductor Corp.* 543 27,280
Qnity Electronics, Inc. 275 22,300
QUALCOMM, Inc. 1,431 240,537
Skyworks Solutions, Inc. 194 12,794
Teradyne, Inc. 210 38,197
Texas Instruments, Inc. 1,208 203,270
10,954,912
Software — 10.6%
Adobe, Inc.* 565 180,873
AppLovin Corp., Class
a
A* 360 215,813
Autodesk, Inc.* 281 85,238
Cadence Design Systems, Inc.* 363 113,198
Crowdstrike Holdings, Inc.,
Class
a
A* 329 167,514
Datadog, Inc., Class
a
A* 429 68,644
Fair Isaac Corp.* 31 55,981
Fortinet, Inc.* 863 70,015
Gen Digital, Inc. 743 19,593
Intuit, Inc. 372 235,878
Microsoft Corp. 9,867 4,854,663
Oracle Corp. 2,201 444,492
Investments
Shares Value
Common Stocks (continued)
Palantir Technologies, Inc.,
Class
a
A* 3,019 $ 508,551
Palo Alto Networks, Inc.* 888 168,835
PTC, Inc.* 158 27,718
Roper Technologies, Inc. 142 63,363
Salesforce, Inc. 1,268 292,325
ServiceNow, Inc.* 273 221,788
Synopsys, Inc.* 244 101,994
Tyler Technologies, Inc.* 56 26,299
Workday, Inc., Class
a
A* 284 61,236
7,984,011
Specialized REITs — 0.7%
American Tower Corp., REIT 621 112,569
Crown Castle, Inc., REIT 579 52,851
Digital Realty Trust, Inc., REIT 426 68,211
Equinix, Inc., REIT 129 97,177
Extra Space Storage, Inc., REIT 279 37,154
Iron Mountain, Inc., REIT 393 33,936
Public Storage, REIT 209 57,379
SBA Communications Corp.,
Class
a
A, REIT 142 27,586
VICI Properties, Inc., Class
a
A,
REIT 1,416 40,809
Weyerhaeuser Co., REIT 957 21,255
548,927
Specialty Retail — 1.7%
AutoZone, Inc.* 22 86,995
Best Buy Co., Inc. 260 20,613
Home Depot, Inc. (The) 1,321 471,491
Lowe's Cos., Inc. 743 180,163
O'Reilly Automotive, Inc.* 1,127 114,616
Ross Stores, Inc. 434 76,540
TJX Cos., Inc. (The) 1,482 225,146
Tractor Supply Co. 704 38,565
Ulta Beauty, Inc.* 58 31,252
Williams-Sonoma, Inc. 162 29,162
1,274,543
Technology Hardware, Storage & Peripherals — 7.8%
Apple, Inc. 19,698 5,492,787
Dell Technologies, Inc., Class
a
C 403 53,740
Hewlett Packard Enterprise Co. 1,741 38,076
HP, Inc. 1,247 30,452
NetApp, Inc. 264 29,452
Sandisk Corp.* 185 41,307
Seagate Technology Holdings
plc 279 77,196
Super Micro Computer, Inc.* 667 22,578
Western Digital Corp. 462 75,458
5,861,046
Textiles, Apparel & Luxury Goods — 0.3%
Deckers Outdoor Corp.* 194 17,078
Lululemon Athletica, Inc.* 144 26,522
NIKE, Inc., Class
a
B 1,575 101,792
Ralph Lauren Corp., Class
a
A 50 18,366
Tapestry, Inc. 274 29,943
193,701

See accompanying notes to the financial statements.
S&P 500
®
EX-ENERGY ETF :: NOVEMBER 30, 2025 (UNAUDITED)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
152
SPXE
::
Investments
Shares Value
Common Stocks (continued)
Tobacco — 0.6%
Altria Group, Inc. 2,231 $ 131,651
Philip Morris International, Inc. 2,066 325,354
457,005
Trading Companies & Distributors — 0.2%
Fastenal Co. 1,523 61,529
United Rentals, Inc. 83 67,660
WW Grainger, Inc. 57 54,072
183,261
Water Utilities — 0.0%(a)
American Water Works Co., Inc. 257 33,428
Wireless Telecommunication Services — 0.2%
T-Mobile US, Inc. 641 133,975
Total Common Stocks
(Cost $48,876,374)
75,271,352
Securities Lending Reinvestments (c) — 0 .0% (a)
Investment Companies — 0 .0% (a)
Invesco Government & Agency Portfolio,
Institutional Class 3.91% (d)
(Cost $13,152) 13,152 13,152
Principal
Amount
Short-Term Investments — 0 .2%
Repurchase Agreements (e) — 0 .2%
Repurchase Agreements
with various counterparties,
rates 2.5% - 4.08%, dated
11/28/2025, due 12/1/2025,
total to be received $172,538
(Cost $172,482) $ 172,482
172,482
Total Investments — 99.9%
(Cost $49,062,008) 75,456,986
Other assets less liabilities — 0.1% 50,867
Net Assets — 100.0% $ 75,507,853
* Non-income producing security.
(a) Represents less than 0.05% of net assets.
(b) The security or a portion of this security is on loan at November
30, 2025. The total value of securities on loan at November
30, 2025 was $13,038, collateralized in the form of cash with a value of $13,152 that was reinvested in the securities shown in the Securities Lending Reinvestment section of the Schedule of
Portfolio Investments.
(c) The security was purchased with cash collateral held from securities on loan at November 30, 2025. The total value of
securities purchased was $13,152.
(d) Rate shown is the 7-day yield as of November 30, 2025.
(e) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the
securities subject to repurchase.
Abbreviations
REIT Real Estate Investment Trust
As of November 30, 2025, the gross unrealized appreciation
(depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation $ 28,935,268
Aggregate gross unrealized depreciation (2,639,560)
Net unrealized appreciation $ 26,295,708
Federal income tax cost $ 49,161,278

NOVEMBER 30, 2025 (UNAUDITED) :: S&P 500
®
EX-FINANCIALS ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
153
SPXN
::
See accompanying notes to the financial statements.
Investments
Shares Value
Common Stocks — 99 .8%
Aerospace & Defense — 2.5%
Axon Enterprise, Inc.* 109 $ 58,875
Boeing Co. (The)* 1,050 198,450
General Dynamics Corp. 351 119,912
General Electric Co. 1,473 439,617
Howmet Aerospace, Inc. 560 114,570
Huntington Ingalls Industries,
Inc. 54 16,935
L3Harris Technologies, Inc. 259 72,181
Lockheed Martin Corp. 285 130,490
Northrop Grumman Corp. 187 107,011
RTX Corp. 1,859 325,158
Textron, Inc. 248 20,624
TransDigm Group, Inc. 77 104,733
1,708,556
Air Freight & Logistics — 0.3%
CH Robinson Worldwide, Inc. 163 25,896
Expeditors International of
Washington, Inc. 188 27,617
FedEx Corp. 301 82,980
United Parcel Service, Inc.,
Class
a
B 1,023 97,993
234,486
Automobile Components — 0.0%(a)
Aptiv plc* 303 23,498
Automobiles — 2.7%
Ford Motor Co. 5,429 72,097
General Motors Co. 1,322 97,193
Tesla, Inc.* 3,898 1,676,803
1,846,093
Beverages — 1.2%
Brown-Forman Corp.,
Class
a
B(b) 245 7,100
Coca-Cola Co. (The) 5,379 393,313
Constellation Brands, Inc.,
Class
a
A 198 27,003
Keurig Dr Pepper, Inc. 1,887 52,647
Molson Coors Beverage Co.,
Class
a
B 235 10,930
Monster Beverage Corp.* 991 74,315
PepsiCo, Inc. 1,901 282,755
848,063
Biotechnology — 2.0%
AbbVie, Inc. 2,454 558,776
Amgen, Inc. 748 258,404
Biogen, Inc.* 203 36,964
Gilead Sciences, Inc. 1,724 216,948
Incyte Corp.* 227 23,713
Moderna, Inc.* 482 12,522
Regeneron Pharmaceuticals,
Inc. 141 110,007
Vertex Pharmaceuticals, Inc.* 357 154,799
1,372,133
Investments
Shares Value
Common Stocks (continued)
Broadline Retail — 4.6%
Amazon.com, Inc.* 13,478 $ 3,143,339
eBay, Inc. 635 52,572
3,195,911
Building Products — 0.6%
A O Smith Corp. 159 10,491
Allegion plc 119 19,757
Builders FirstSource, Inc.* 153 17,171
Carrier Global Corp. 1,111 60,972
Johnson Controls International
plc 909 105,726
Lennox International, Inc. 44 21,950
Masco Corp. 291 18,877
Trane Technologies plc 308 129,816
384,760
Chemicals — 1.2%
Air Products and Chemicals,
Inc. 308 80,403
Albemarle Corp. 162 21,058
CF Industries Holdings, Inc. 225 17,708
Corteva, Inc. 944 63,692
Dow, Inc. 985 23,492
DuPont de Nemours, Inc. 582 23,146
Ecolab, Inc. 355 97,682
International Flavors &
Fragrances, Inc. 357 24,804
Linde plc 651 267,118
LyondellBasell Industries NV,
Class
a
A 359 17,587
Mosaic Co. (The) 442 10,825
PPG Industries, Inc. 314 31,413
Sherwin-Williams Co. (The) 321 110,324
Solstice Advanced Materials,
Inc.* 220 10,490
799,742
Commercial Services & Supplies — 0.5%
Cintas Corp. 476 88,545
Copart, Inc.* 1,236 48,179
Republic Services, Inc., Class
a
A 281 60,994
Rollins, Inc. 391 24,039
Veralto Corp. 345 34,921
Waste Management, Inc. 515 112,203
368,881
Communications Equipment — 1.0%
Arista Networks, Inc.* 1,431 187,003
Cisco Systems, Inc. 5,499 423,093
F5, Inc.* 79 18,894
Motorola Solutions, Inc. 231 85,396
714,386
Construction & Engineering — 0.2%
EMCOR Group, Inc. 61 37,519
Quanta Services, Inc. 206 95,766
133,285

See accompanying notes to the financial statements.
S&P 500
®
EX-FINANCIALS ETF :: NOVEMBER 30, 2025 (UNAUDITED)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
154
SPXN
::
Investments
Shares Value
Common Stocks (continued)
Construction Materials — 0.1%
Martin Marietta Materials, Inc. 83 $ 51,729
Vulcan Materials Co. 182 54,098
105,827
Consumer Staples Distribution & Retail — 2.1%
Costco Wholesale Corp. 616 562,771
Dollar General Corp. 306 33,504
Dollar Tree, Inc.* 268 29,697
Kroger Co. (The) 845 56,852
Sysco Corp. 663 50,521
Target Corp. 631 57,181
Walmart, Inc. 6,096 673,669
1,464,195
Containers & Packaging — 0.2%
Amcor plc 3,202 27,281
Avery Dennison Corp. 108 18,616
Ball Corp. 379 18,772
International Paper Co. 734 28,978
Packaging Corp. of America 124 25,305
Smurfit WestRock plc 726 25,911
144,863
Distributors — 0.1%
Genuine Parts Co. 193 25,167
LKQ Corp. 359 10,659
Pool Corp. 45 10,962
46,788
Diversified Telecommunication Services — 0.7%
AT&T, Inc. 9,931 258,405
Verizon Communications, Inc. 5,857 240,781
499,186
Electric Utilities — 1.8%
Alliant Energy Corp. 358 24,870
American Electric Power Co.,
Inc. 743 91,961
Constellation Energy Corp. 435 158,497
Duke Energy Corp. 1,081 133,979
Edison International 535 31,506
Entergy Corp. 620 60,463
Evergy, Inc. 320 24,848
Eversource Energy 516 34,665
Exelon Corp. 1,403 66,109
FirstEnergy Corp. 723 34,502
NextEra Energy, Inc. 2,860 246,790
NRG Energy, Inc. 267 45,254
PG&E Corp. 3,053 49,214
Pinnacle West Capital Corp. 165 14,992
PPL Corp. 1,027 37,896
Southern Co. (The) 1,527 139,140
Xcel Energy, Inc. 821 67,412
1,262,098
Electrical Equipment — 1.0%
AMETEK, Inc. 320 63,325
Investments
Shares Value
Common Stocks (continued)
Eaton Corp. plc 541 $ 187,127
Emerson Electric Co. 781 104,170
GE Vernova, Inc. 378 226,713
Generac Holdings, Inc.* 80 12,130
Hubbell, Inc., Class
a
B 73 31,494
Rockwell Automation, Inc. 155 61,358
686,317
Electronic Equipment, Instruments & Components — 0.9%
Amphenol Corp., Class
a
A 1,695 238,825
CDW Corp. 181 26,104
Corning, Inc. 1,083 91,189
Jabil, Inc. 148 31,185
Keysight Technologies, Inc.* 238 47,112
TE Connectivity plc 410 92,721
Teledyne Technologies, Inc.* 64 31,969
Trimble, Inc.* 331 26,950
Zebra Technologies Corp.,
Class
a
A* 70 17,693
603,748
Energy Equipment & Services — 0.2%
Baker Hughes Co., Class
a
A 1,370 68,774
Halliburton Co. 1,186 31,097
SLB Ltd. 2,073 75,125
174,996
Entertainment — 1.7%
Electronic Arts, Inc. 312 63,033
Live Nation Entertainment, Inc.* 218 28,656
Netflix, Inc.* 5,900 634,722
Take-Two Interactive Software,
Inc.* 240 59,057
TKO Group Holdings, Inc.,
Class
a
A 96 18,613
Walt Disney Co. (The) 2,497 260,862
Warner Bros Discovery, Inc.* 3,438 82,512
1,147,455
Food Products — 0.6%
Archer-Daniels-Midland Co. 668 40,574
Bunge Global SA 194 18,638
Campbell's Co. (The) 273 8,321
Conagra Brands, Inc. 666 11,888
General Mills, Inc. 743 35,181
Hershey Co. (The) 205 38,557
Hormel Foods Corp. 406 9,423
J M Smucker Co. (The) 147 15,315
Kellanova 374 31,281
Kraft Heinz Co. (The) 1,185 30,229
Lamb Weston Holdings, Inc. 194 11,458
McCormick & Co., Inc.
(Non-Voting) 352 23,753
Mondelez International, Inc.,
Class
a
A 1,797 103,453
Tyson Foods, Inc., Class
a
A 397 23,046
401,117
Gas Utilities — 0.1%
Atmos Energy Corp. 222 39,154

See accompanying notes to the financial statements.
NOVEMBER 30, 2025 (UNAUDITED) :: S&P 500
®
EX-FINANCIALS ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
155
SPXN
::
Investments
Shares Value
Common Stocks (continued)
Ground Transportation — 1.0%
CSX Corp. 2,590 $ 91,582
JB Hunt Transport Services,
Inc. 106 18,440
Norfolk Southern Corp. 311 90,840
Old Dominion Freight Line, Inc. 256 34,634
Uber Technologies, Inc.* 2,896 253,516
Union Pacific Corp. 824 191,028
680,040
Health Care Equipment & Supplies — 2.5%
Abbott Laboratories 2,418 311,680
Align Technology, Inc.* 93 13,689
Baxter International, Inc. 715 13,399
Becton Dickinson & Co. 398 77,220
Boston Scientific Corp.* 2,058 209,052
Cooper Cos., Inc. (The)* 277 21,586
Dexcom, Inc.* 545 34,591
Edwards Lifesciences Corp.* 815 70,636
GE HealthCare Technologies,
Inc. 634 50,714
Hologic, Inc.* 309 23,166
IDEXX Laboratories, Inc.* 111 83,570
Insulet Corp.* 98 32,065
Intuitive Surgical, Inc.* 498 285,593
Medtronic plc 1,780 187,487
ResMed, Inc. 203 51,933
Solventum Corp.* 205 17,478
STERIS plc 136 36,214
Stryker Corp. 478 177,424
Zimmer Biomet Holdings, Inc. 275 26,818
1,724,315
Health Care Providers & Services — 2.0%
Cardinal Health, Inc. 332 70,470
Cencora, Inc. 268 98,873
Centene Corp.* 649 25,532
Cigna Group (The) 371 102,871
CVS Health Corp. 1,762 141,594
DaVita, Inc.* 49 5,864
Elevance Health, Inc. 312 105,537
HCA Healthcare, Inc. 227 115,382
Henry Schein, Inc.* 143 10,663
Humana, Inc. 166 40,798
Labcorp Holdings, Inc. 115 30,910
McKesson Corp. 172 151,553
Molina Healthcare, Inc.* 74 10,971
Quest Diagnostics, Inc. 154 29,134
UnitedHealth Group, Inc. 1,258 414,851
Universal Health Services, Inc.,
Class
a
B 77 18,759
1,373,762
Hotels, Restaurants & Leisure — 2.1%
Airbnb, Inc., Class
a
A* 596 69,726
Booking Holdings, Inc. 44 216,246
Carnival Corp.* 1,508 38,876
Chipotle Mexican Grill, Inc.,
Class
a
A* 1,863 64,311
Investments
Shares Value
Common Stocks (continued)
Darden Restaurants, Inc. 162 $ 29,092
Domino's Pizza, Inc. 43 18,044
DoorDash, Inc., Class
a
A* 515 102,161
Expedia Group, Inc. 163 41,677
Hilton Worldwide Holdings, Inc. 327 93,205
Las Vegas Sands Corp. 430 29,309
Marriott International, Inc.,
Class
a
A 312 95,094
McDonald's Corp. 991 309,014
MGM Resorts International* 284 10,022
Norwegian Cruise Line Holdings
Ltd.* 629 11,611
Royal Caribbean Cruises Ltd. 352 93,720
Starbucks Corp. 1,579 137,547
Wynn Resorts Ltd. 117 15,056
Yum! Brands, Inc. 386 59,139
1,433,850
Household Durables — 0.3%
DR Horton, Inc. 385 61,219
Garmin Ltd. 226 44,142
Lennar Corp., Class
a
A 315 41,359
Mohawk Industries, Inc.* 72 8,345
NVR, Inc.* 4 30,029
PulteGroup, Inc. 273 34,723
219,817
Household Products — 1.0%
Church & Dwight Co., Inc. 339 28,869
Clorox Co. (The) 169 18,242
Colgate-Palmolive Co. 1,123 90,278
Kimberly-Clark Corp. 461 50,304
Procter & Gamble Co. (The) 3,253 481,965
669,658
Independent Power and Renewable Electricity Producers — 0.1%
AES Corp. (The) 990 13,919
Vistra Corp. 443 79,235
93,154
Industrial Conglomerates — 0.4%
3M Co. 740 127,317
Honeywell International, Inc. 881 169,319
296,636
Interactive Media & Services — 9.6%
Alphabet, Inc., Class
a
A 8,079 2,586,734
Alphabet, Inc., Class
a
C 6,485 2,075,978
Match Group, Inc. 335 11,159
Meta Platforms, Inc., Class
a
A 3,011 1,950,978
6,624,849
IT Services — 1.1%
Accenture plc, Class
a
A 864 216,000
Akamai Technologies, Inc.* 200 17,904
Cognizant Technology Solutions
Corp., Class
a
A 678 52,687
EPAM Systems, Inc.* 76 14,212
Gartner, Inc.* 105 24,438

See accompanying notes to the financial statements.
S&P 500
®
EX-FINANCIALS ETF :: NOVEMBER 30, 2025 (UNAUDITED)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
156
SPXN
::
Investments
Shares Value
Common Stocks (continued)
GoDaddy, Inc., Class
a
A* 192 $ 24,549
International Business
Machines Corp. 1,294 399,303
VeriSign, Inc. 116 29,231
778,324
Leisure Products — 0.0%(a)
Hasbro, Inc. 185 15,281
Life Sciences Tools & Services — 1.1%
Agilent Technologies, Inc. 395 60,633
Bio-Techne Corp. 218 14,063
Charles River Laboratories
International, Inc.* 68 12,114
Danaher Corp. 885 200,700
IQVIA Holdings, Inc.* 235 54,052
Mettler-Toledo International,
Inc.* 28 41,348
Revvity, Inc. 160 16,706
Thermo Fisher Scientific, Inc. 525 310,186
Waters Corp.* 82 33,080
West Pharmaceutical Services,
Inc. 100 27,725
770,607
Machinery — 1.9%
Caterpillar, Inc. 651 374,820
Cummins, Inc. 191 95,114
Deere & Co. 351 163,036
Dover Corp. 190 35,203
Fortive Corp. 470 25,136
IDEX Corp. 104 18,089
Illinois Tool Works, Inc. 369 91,984
Ingersoll Rand, Inc. 502 40,331
Nordson Corp. 74 17,587
Otis Worldwide Corp. 545 48,423
PACCAR, Inc. 729 76,851
Parker-Hannifin Corp. 176 151,659
Pentair plc 227 23,890
Snap-on, Inc. 72 24,484
Stanley Black & Decker, Inc. 215 15,377
Westinghouse Air Brake
Technologies Corp. 237 49,426
Xylem, Inc. 338 47,546
1,298,956
Media — 0.4%
Charter Communications, Inc.,
Class
a
A* 128 25,615
Comcast Corp., Class
a
A 5,115 136,519
Fox Corp., Class
a
A 292 19,126
Fox Corp., Class
a
B 207 12,060
News Corp., Class
a
A 524 13,456
News Corp., Class
a
B 173 5,092
Omnicom Group, Inc. 442 31,656
Paramount Skydance Corp.,
Class
a
B(b) 431 6,905
Trade Desk, Inc. (The), Class
a
A* 620 24,527
274,956
Investments
Shares Value
Common Stocks (continued)
Metals & Mining — 0.4%
Freeport-McMoRan, Inc. 1,995 $ 85,745
Newmont Corp. 1,525 138,363
Nucor Corp. 318 50,718
Steel Dynamics, Inc. 192 32,223
307,049
Multi-Utilities — 0.7%
Ameren Corp. 376 39,988
CenterPoint Energy, Inc. 908 36,302
CMS Energy Corp. 416 31,383
Consolidated Edison, Inc. 501 50,280
Dominion Energy, Inc. 1,186 74,445
DTE Energy Co. 288 39,465
NiSource, Inc. 655 28,905
Public Service Enterprise
Group, Inc. 693 57,879
Sempra 908 86,006
WEC Energy Group, Inc. 448 50,207
494,860
Oil, Gas & Consumable Fuels — 3.1%
APA Corp. 498 12,435
Chevron Corp. 2,673 403,971
ConocoPhillips 1,735 153,877
Coterra Energy, Inc. 1,061 28,477
Devon Energy Corp. 882 32,687
Diamondback Energy, Inc. 260 39,673
EOG Resources, Inc. 758 81,750
EQT Corp. 867 52,766
Expand Energy Corp. 332 40,481
Exxon Mobil Corp. 5,921 686,362
Kinder Morgan, Inc. 2,716 74,201
Marathon Petroleum Corp. 423 81,948
Occidental Petroleum Corp. 999 41,958
ONEOK, Inc. 875 63,718
Phillips 66 561 76,835
Targa Resources Corp. 298 52,242
Texas Pacific Land Corp. 26 22,472
Valero Energy Corp. 432 76,360
Williams Cos., Inc. (The) 1,696 103,337
2,125,550
Passenger Airlines — 0.2%
Delta Air Lines, Inc. 902 57,818
Southwest Airlines Co. 730 25,411
United Airlines Holdings, Inc.* 450 45,882
129,111
Personal Care Products — 0.1%
Estee Lauder Cos., Inc. (The),
Class
a
A 341 32,078
Kenvue, Inc. 2,666 46,255
78,333
Pharmaceuticals — 3.9%
Bristol-Myers Squibb Co. 2,827 139,089
Eli Lilly & Co. 1,105 1,188,394

See accompanying notes to the financial statements.
NOVEMBER 30, 2025 (UNAUDITED) :: S&P 500
®
EX-FINANCIALS ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
157
SPXN
::
Investments
Shares Value
Common Stocks (continued)
Johnson & Johnson 3,345 $ 692,147
Merck & Co., Inc. 3,468 363,551
Pfizer, Inc. 7,896 203,243
Viatris, Inc. 1,619 17,307
Zoetis, Inc., Class
a
A 616 78,959
2,682,690
Professional Services — 0.6%
Automatic Data Processing, Inc. 563 143,734
Broadridge Financial Solutions,
Inc. 162 36,950
Dayforce, Inc.* 222 15,340
Equifax, Inc. 171 36,315
Jacobs Solutions, Inc. 165 22,244
Leidos Holdings, Inc. 177 33,825
Paychex, Inc. 451 50,372
Paycom Software, Inc. 69 11,121
Verisk Analytics, Inc., Class
a
A 194 43,664
393,565
Semiconductors & Semiconductor Equipment — 16.6%
Advanced Micro Devices, Inc.* 2,253 490,095
Analog Devices, Inc. 689 182,819
Applied Materials, Inc. 1,115 281,259
Broadcom, Inc. 6,531 2,631,732
First Solar, Inc.* 148 40,392
Intel Corp.* 6,079 246,564
KLA Corp. 182 213,935
Lam Research Corp. 1,758 274,248
Microchip Technology, Inc. 750 40,185
Micron Technology, Inc. 1,554 367,490
Monolithic Power Systems, Inc. 66 61,259
NVIDIA Corp. 33,886 5,997,822
NXP Semiconductors NV 351 68,424
ON Semiconductor Corp.* 569 28,587
Qnity Electronics, Inc. 291 23,597
QUALCOMM, Inc. 1,498 251,799
Skyworks Solutions, Inc. 207 13,652
Teradyne, Inc. 220 40,016
Texas Instruments, Inc. 1,263 212,525
11,466,400
Software — 12.1%
Adobe, Inc.* 589 188,557
AppLovin Corp., Class
a
A* 376 225,404
Autodesk, Inc.* 297 90,092
Cadence Design Systems, Inc.* 379 118,187
Crowdstrike Holdings, Inc.,
Class
a
A* 347 176,679
Datadog, Inc., Class
a
A* 449 71,844
Fair Isaac Corp.* 33 59,592
Fortinet, Inc.* 905 73,423
Gen Digital, Inc. 779 20,542
Intuit, Inc. 388 246,023
Microsoft Corp. 10,323 5,079,019
Oracle Corp. 2,301 464,687
Palantir Technologies, Inc.,
Class
a
A* 3,159 532,134
Palo Alto Networks, Inc.* 927 176,250
PTC, Inc.* 165 28,946
Investments
Shares Value
Common Stocks (continued)
Roper Technologies, Inc. 149 $ 66,487
Salesforce, Inc. 1,327 305,927
ServiceNow, Inc.* 288 233,974
Synopsys, Inc.* 256 107,011
Tyler Technologies, Inc.* 59 27,708
Workday, Inc., Class
a
A* 299 64,470
8,356,956
Specialty Retail — 1.9%
AutoZone, Inc.* 23 90,950
Best Buy Co., Inc. 273 21,643
Home Depot, Inc. (The) 1,382 493,263
Lowe's Cos., Inc. 778 188,649
O'Reilly Automotive, Inc.* 1,179 119,904
Ross Stores, Inc. 455 80,244
TJX Cos., Inc. (The) 1,549 235,324
Tractor Supply Co. 737 40,373
Ulta Beauty, Inc.* 62 33,408
Williams-Sonoma, Inc. 170 30,602
1,334,360
Technology Hardware, Storage & Peripherals — 8.9%
Apple, Inc. 20,609 5,746,820
Dell Technologies, Inc., Class
a
C 422 56,274
Hewlett Packard Enterprise Co. 1,824 39,891
HP, Inc. 1,305 31,868
NetApp, Inc. 276 30,791
Sandisk Corp.* 192 42,870
Seagate Technology Holdings
plc 295 81,623
Super Micro Computer, Inc.* 697 23,593
Western Digital Corp. 482 78,725
6,132,455
Textiles, Apparel & Luxury Goods — 0.3%
Deckers Outdoor Corp.* 206 18,134
Lululemon Athletica, Inc.* 151 27,811
NIKE, Inc., Class
a
B 1,651 106,704
Ralph Lauren Corp., Class
a
A 53 19,469
Tapestry, Inc. 289 31,582
203,700
Tobacco — 0.7%
Altria Group, Inc. 2,333 137,671
Philip Morris International, Inc. 2,161 340,314
477,985
Trading Companies & Distributors — 0.3%
Fastenal Co. 1,594 64,397
United Rentals, Inc. 88 71,736
WW Grainger, Inc. 60 56,918
193,051
Water Utilities — 0.0%(a)
American Water Works Co., Inc. 270 35,119

See accompanying notes to the financial statements.
S&P 500
®
EX-FINANCIALS ETF :: NOVEMBER 30, 2025 (UNAUDITED)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
158
SPXN
::
Investments
Shares Value
Common Stocks (continued)
Wireless Telecommunication Services — 0.2%
T-Mobile US, Inc. 672 $ 140,455
Total Common Stocks
(Cost $47,161,691)
69,011,382
Securities Lending Reinvestments (c) — 0 .0% (a)
Investment Companies — 0 .0% (a)
Invesco Government & Agency Portfolio,
Institutional Class 3.91% (d)
(Cost $14,120) 14,120 14,120
Principal
Amount
Short-Term Investments — 0 .1%
Repurchase Agreements (e) — 0 .1%
Repurchase Agreements
with various counterparties,
rates 2.5% - 4.08%, dated
11/28/2025, due 12/1/2025,
total to be received $40,631
(Cost $40,617) $ 40,617
40,617
Total Investments — 99.9%
(Cost $47,216,428) 69,066,119
Other assets less liabilities — 0.1% 58,171
Net Assets — 100.0% $ 69,124,290
* Non-income producing security.
(a) Represents less than 0.05% of net assets.
(b) The security or a portion of this security is on loan at November
30, 2025. The total value of securities on loan at November
30, 2025 was $13,960, collateralized in the form of cash with a value of $14,120 that was reinvested in the securities shown in the Securities Lending Reinvestment section of the Schedule of
Portfolio Investments.
(c) The security was purchased with cash collateral held from securities on loan at November 30, 2025. The total value of
securities purchased was $14,120.
(d) Rate shown is the 7-day yield as of November 30, 2025.
(e) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the
securities subject to repurchase.
As of November 30, 2025, the gross unrealized appreciation
(depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation $ 23,967,231
Aggregate gross unrealized depreciation (2,242,775)
Net unrealized appreciation $ 21,724,456
Federal income tax cost $ 47,341,663

NOVEMBER 30, 2025 (UNAUDITED) :: S&P 500
®
EX-HEALTH CARE ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
159
SPXV
::
See accompanying notes to the financial statements.
Investments
Shares Value
Common Stocks — 99 .8%
Aerospace & Defense — 2.3%
Axon Enterprise, Inc.* 52 $ 28,087
Boeing Co. (The)* 503 95,067
General Dynamics Corp. 168 57,394
General Electric Co. 703 209,810
Howmet Aerospace, Inc. 267 54,626
Huntington Ingalls Industries,
Inc. 25 7,841
L3Harris Technologies, Inc. 123 34,279
Lockheed Martin Corp. 135 61,811
Northrop Grumman Corp. 88 50,358
RTX Corp. 888 155,320
Textron, Inc. 119 9,896
TransDigm Group, Inc. 37 50,326
814,815
Air Freight & Logistics — 0.3%
CH Robinson Worldwide, Inc. 78 12,392
Expeditors International of
Washington, Inc. 89 13,074
FedEx Corp. 144 39,698
United Parcel Service, Inc.,
Class
a
B 488 46,745
111,909
Automobile Components — 0.0%(a)
Aptiv plc* 145 11,245
Automobiles — 2.5%
Ford Motor Co. 2,594 34,448
General Motors Co. 631 46,391
Tesla, Inc.* 1,861 800,547
881,386
Banks — 3.9%
Bank of America Corp. 4,519 242,444
Citigroup, Inc. 1,222 126,599
Citizens Financial Group, Inc. 286 15,473
Fifth Third Bancorp 441 19,166
Huntington Bancshares, Inc. 974 15,876
JPMorgan Chase & Co. 1,823 570,745
KeyCorp 619 11,377
M&T Bank Corp. 103 19,593
PNC Financial Services Group,
Inc. (The) 261 49,778
Regions Financial Corp. 593 15,092
Truist Financial Corp. 856 39,804
US Bancorp 1,032 50,620
Wells Fargo & Co. 2,125 182,431
1,358,998
Beverages — 1.2%
Brown-Forman Corp.,
Class
a
B(b) 117 3,391
Coca-Cola Co. (The) 2,570 187,918
Constellation Brands, Inc.,
Class
a
A 95 12,956
Keurig Dr Pepper, Inc. 902 25,166
Investments
Shares Value
Common Stocks (continued)
Molson Coors Beverage Co.,
Class
a
B 113 $ 5,256
Monster Beverage Corp.* 473 35,470
PepsiCo, Inc. 908 135,056
405,213
Broadline Retail — 4.4%
Amazon.com, Inc.* 6,436 1,501,004
eBay, Inc. 304 25,168
1,526,172
Building Products — 0.5%
A O Smith Corp. 76 5,014
Allegion plc 57 9,464
Builders FirstSource, Inc.* 73 8,193
Carrier Global Corp. 530 29,086
Johnson Controls International
plc 435 50,595
Lennox International, Inc. 21 10,476
Masco Corp. 139 9,017
Trane Technologies plc 148 62,379
184,224
Capital Markets — 3.7%
Ameriprise Financial, Inc. 62 28,256
Bank of New York Mellon Corp.
(The) 469 52,575
Blackrock, Inc. 95 99,493
Blackstone, Inc. 490 71,746
Cboe Global Markets, Inc. 69 17,814
Charles Schwab Corp. (The) 1,133 105,063
CME Group, Inc. 238 66,987
Coinbase Global, Inc., Class
a
A* 150 40,923
FactSet Research Systems, Inc. 25 6,932
Franklin Resources, Inc. 203 4,586
Goldman Sachs Group, Inc.
(The) 200 165,208
Interactive Brokers Group, Inc.,
Class
a
A 296 19,246
Intercontinental Exchange, Inc. 379 59,617
Invesco Ltd. 296 7,237
KKR & Co., Inc. 456 55,773
Moody's Corp. 102 50,059
Morgan Stanley 805 136,576
MSCI, Inc., Class
a
A 51 28,750
Nasdaq, Inc. 301 27,367
Northern Trust Corp. 126 16,549
Raymond James Financial, Inc. 117 18,315
Robinhood Markets, Inc.,
Class
a
A* 514 66,044
S&P Global, Inc. 206 102,759
State Street Corp. 187 22,257
T. Rowe Price Group, Inc. 145 14,845
1,284,977
Chemicals — 1.1%
Air Products and Chemicals,
Inc. 147 38,375
Albemarle Corp. 76 9,879
CF Industries Holdings, Inc. 107 8,421

See accompanying notes to the financial statements.
S&P 500
®
EX-HEALTH CARE ETF :: NOVEMBER 30, 2025 (UNAUDITED)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
160
SPXV
::
Investments
Shares Value
Common Stocks (continued)
Corteva, Inc. 451 $ 30,429
Dow, Inc. 472 11,257
DuPont de Nemours, Inc. 279 11,096
Ecolab, Inc. 170 46,777
International Flavors &
Fragrances, Inc. 171 11,881
Linde plc 310 127,199
LyondellBasell Industries NV,
Class
a
A 172 8,426
Mosaic Co. (The) 210 5,143
PPG Industries, Inc. 149 14,906
Sherwin-Williams Co. (The) 154 52,928
Solstice Advanced Materials,
Inc.* 105 5,007
381,724
Commercial Services & Supplies — 0.5%
Cintas Corp. 226 42,041
Copart, Inc.* 591 23,037
Republic Services, Inc., Class
a
A 134 29,086
Rollins, Inc. 187 11,497
Veralto Corp. 164 16,600
Waste Management, Inc. 245 53,378
175,639
Communications Equipment — 1.0%
Arista Networks, Inc.* 684 89,385
Cisco Systems, Inc. 2,626 202,044
F5, Inc.* 37 8,849
Motorola Solutions, Inc. 110 40,665
340,943
Construction & Engineering — 0.2%
EMCOR Group, Inc. 29 17,837
Quanta Services, Inc. 99 46,023
63,860
Construction Materials — 0.1%
Martin Marietta Materials, Inc. 39 24,306
Vulcan Materials Co. 87 25,860
50,166
Consumer Finance — 0.7%
American Express Co. 359 131,132
Capital One Financial Corp. 423 92,667
Synchrony Financial 248 19,185
242,984
Consumer Staples Distribution & Retail — 2.0%
Costco Wholesale Corp. 293 267,682
Dollar General Corp. 145 15,876
Dollar Tree, Inc.* 127 14,073
Kroger Co. (The) 404 27,181
Sysco Corp. 318 24,231
Target Corp. 302 27,367
Walmart, Inc. 2,911 321,695
698,105
Investments
Shares Value
Common Stocks (continued)
Containers & Packaging — 0.2%
Amcor plc 1,532 $ 13,053
Avery Dennison Corp. 52 8,963
Ball Corp. 182 9,014
International Paper Co. 350 13,818
Packaging Corp. of America 59 12,040
Smurfit WestRock plc 346 12,349
69,237
Distributors — 0.1%
Genuine Parts Co. 91 11,866
LKQ Corp. 172 5,107
Pool Corp. 21 5,116
22,089
Diversified Telecommunication Services — 0.7%
AT&T, Inc. 4,743 123,413
Verizon Communications, Inc. 2,797 114,985
238,398
Electric Utilities — 1.7%
Alliant Energy Corp. 172 11,949
American Electric Power Co.,
Inc. 356 44,062
Constellation Energy Corp. 206 75,058
Duke Energy Corp. 517 64,077
Edison International 255 15,017
Entergy Corp. 297 28,963
Evergy, Inc. 153 11,880
Eversource Energy 247 16,593
Exelon Corp. 671 31,618
FirstEnergy Corp. 344 16,416
NextEra Energy, Inc. 1,366 117,872
NRG Energy, Inc. 128 21,695
PG&E Corp. 1,459 23,519
Pinnacle West Capital Corp. 78 7,087
PPL Corp. 492 18,155
Southern Co. (The) 730 66,518
Xcel Energy, Inc. 392 32,187
602,666
Electrical Equipment — 0.9%
AMETEK, Inc. 153 30,277
Eaton Corp. plc 258 89,240
Emerson Electric Co. 374 49,884
GE Vernova, Inc. 181 108,558
Generac Holdings, Inc.* 38 5,762
Hubbell, Inc., Class
a
B 34 14,669
Rockwell Automation, Inc. 74 29,294
327,684
Electronic Equipment, Instruments & Components — 0.8%
Amphenol Corp., Class
a
A 810 114,129
CDW Corp. 86 12,403
Corning, Inc. 517 43,531
Jabil, Inc. 71 14,961
Keysight Technologies, Inc.* 114 22,566
TE Connectivity plc 195 44,099

See accompanying notes to the financial statements.
NOVEMBER 30, 2025 (UNAUDITED) :: S&P 500
®
EX-HEALTH CARE ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
161
SPXV
::
Investments
Shares Value
Common Stocks (continued)
Teledyne Technologies, Inc.* 30 $ 14,986
Trimble, Inc.* 158 12,864
Zebra Technologies Corp.,
Class
a
A* 33 8,341
287,880
Energy Equipment & Services — 0.2%
Baker Hughes Co., Class
a
A 655 32,881
Halliburton Co. 567 14,867
SLB Ltd. 990 35,877
83,625
Entertainment — 1.6%
Electronic Arts, Inc. 149 30,102
Live Nation Entertainment, Inc.* 104 13,671
Netflix, Inc.* 2,810 302,300
Take-Two Interactive Software,
Inc.* 115 28,298
TKO Group Holdings, Inc.,
Class
a
A 45 8,725
Walt Disney Co. (The) 1,193 124,633
Warner Bros Discovery, Inc.* 1,643 39,432
547,161
Financial Services — 4.2%
Apollo Global Management, Inc. 305 40,214
Berkshire Hathaway, Inc.,
Class
a
B* 1,215 624,279
Block, Inc., Class
a
A* 366 24,449
Corpay, Inc.* 46 13,607
Fidelity National Information
Services, Inc. 346 22,756
Fiserv, Inc.* 362 22,252
Global Payments, Inc. 162 12,273
Jack Henry & Associates, Inc. 48 8,375
Mastercard, Inc., Class
a
A 549 302,241
PayPal Holdings, Inc. 634 39,746
Visa, Inc., Class
a
A 1,126 376,580
1,486,772
Food Products — 0.5%
Archer-Daniels-Midland Co. 319 19,376
Bunge Global SA 92 8,838
Campbell's Co. (The) 131 3,993
Conagra Brands, Inc. 318 5,676
General Mills, Inc. 355 16,809
Hershey Co. (The) 98 18,432
Hormel Foods Corp. 193 4,480
J M Smucker Co. (The) 70 7,293
Kellanova 180 15,055
Kraft Heinz Co. (The) 567 14,464
Lamb Weston Holdings, Inc. 92 5,433
McCormick & Co., Inc.
(Non-Voting) 169 11,404
Mondelez International, Inc.,
Class
a
A 859 49,453
Tyson Foods, Inc., Class
a
A 191 11,088
191,794
Investments
Shares Value
Common Stocks (continued)
Gas Utilities — 0.1%
Atmos Energy Corp. 106 $ 18,695
Ground Transportation — 0.9%
CSX Corp. 1,236 43,705
JB Hunt Transport Services,
Inc. 51 8,872
Norfolk Southern Corp. 149 43,522
Old Dominion Freight Line, Inc. 122 16,505
Uber Technologies, Inc.* 1,383 121,068
Union Pacific Corp. 392 90,877
324,549
Health Care REITs — 0.4%
Alexandria Real Estate Equities,
Inc., REIT 104 5,582
Healthpeak Properties, Inc.,
REIT 463 8,454
Ventas, Inc., REIT 302 24,350
Welltower, Inc., REIT 444 92,450
130,836
Hotel & Resort REITs — 0.0%(a)
Host Hotels & Resorts, Inc.,
REIT 424 7,475
Hotels, Restaurants & Leisure — 2.0%
Airbnb, Inc., Class
a
A* 284 33,225
Booking Holdings, Inc. 21 103,208
Carnival Corp.* 721 18,587
Chipotle Mexican Grill, Inc.,
Class
a
A* 890 30,723
Darden Restaurants, Inc. 77 13,828
Domino's Pizza, Inc. 20 8,393
DoorDash, Inc., Class
a
A* 244 48,402
Expedia Group, Inc. 78 19,944
Hilton Worldwide Holdings, Inc. 156 44,465
Las Vegas Sands Corp. 205 13,973
Marriott International, Inc.,
Class
a
A 149 45,414
McDonald's Corp. 474 147,803
MGM Resorts International* 136 4,799
Norwegian Cruise Line Holdings
Ltd.* 299 5,520
Royal Caribbean Cruises Ltd. 168 44,730
Starbucks Corp. 754 65,681
Wynn Resorts Ltd. 56 7,206
Yum! Brands, Inc. 183 28,037
683,938
Household Durables — 0.3%
DR Horton, Inc. 184 29,258
Garmin Ltd. 108 21,094
Lennar Corp., Class
a
A 150 19,695
Mohawk Industries, Inc.* 34 3,941
NVR, Inc.* 2 15,014
PulteGroup, Inc. 130 16,535
105,537

See accompanying notes to the financial statements.
S&P 500
®
EX-HEALTH CARE ETF :: NOVEMBER 30, 2025 (UNAUDITED)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
162
SPXV
::
Investments
Shares Value
Common Stocks (continued)
Household Products — 0.9%
Church & Dwight Co., Inc. 162 $ 13,796
Clorox Co. (The) 80 8,635
Colgate-Palmolive Co. 536 43,089
Kimberly-Clark Corp. 220 24,006
Procter & Gamble Co. (The) 1,554 230,241
319,767
Independent Power and Renewable Electricity Producers — 0.1%
AES Corp. (The) 474 6,664
Vistra Corp. 211 37,740
44,404
Industrial Conglomerates — 0.4%
3M Co. 353 60,733
Honeywell International, Inc. 420 80,720
141,453
Industrial REITs — 0.2%
Prologis, Inc., REIT 615 79,046
Insurance — 1.9%
Aflac, Inc. 320 35,299
Allstate Corp. (The) 175 37,272
American International Group,
Inc. 369 28,103
Aon plc, Class
a
A 143 50,611
Arch Capital Group Ltd.* 247 23,198
Arthur J Gallagher & Co. 170 42,095
Assurant, Inc. 33 7,529
Brown & Brown, Inc. 195 15,684
Chubb Ltd. 245 72,564
Cincinnati Financial Corp. 104 17,429
Erie Indemnity Co., Class
a
A 16 4,728
Everest Group Ltd. 27 8,486
Globe Life, Inc. 54 7,275
Hartford Insurance Group, Inc.
(The) 186 25,488
Loews Corp. 111 11,974
Marsh & McLennan Cos., Inc. 325 59,621
MetLife, Inc. 372 28,480
Principal Financial Group, Inc. 135 11,451
Progressive Corp. (The) 388 88,771
Prudential Financial, Inc. 234 25,330
Travelers Cos., Inc. (The) 149 43,636
W R Berkley Corp. 200 15,538
Willis Towers Watson plc 64 20,544
681,106
Interactive Media & Services — 9.0%
Alphabet, Inc., Class
a
A 3,857 1,234,934
Alphabet, Inc., Class
a
C 3,097 991,412
Match Group, Inc. 160 5,330
Meta Platforms, Inc., Class
a
A 1,439 932,400
3,164,076
IT Services — 1.1%
Accenture plc, Class
a
A 412 103,000
Investments
Shares Value
Common Stocks (continued)
Akamai Technologies, Inc.* 96 $ 8,594
Cognizant Technology Solutions
Corp., Class
a
A 324 25,178
EPAM Systems, Inc.* 36 6,732
Gartner, Inc.* 50 11,637
GoDaddy, Inc., Class
a
A* 91 11,635
International Business
Machines Corp. 618 190,702
VeriSign, Inc. 56 14,112
371,590
Leisure Products — 0.0%(a)
Hasbro, Inc. 88 7,269
Machinery — 1.8%
Caterpillar, Inc. 310 178,486
Cummins, Inc. 90 44,818
Deere & Co. 168 78,034
Dover Corp. 90 16,675
Fortive Corp. 225 12,033
IDEX Corp. 50 8,696
Illinois Tool Works, Inc. 176 43,873
Ingersoll Rand, Inc. 241 19,362
Nordson Corp. 35 8,318
Otis Worldwide Corp. 262 23,279
PACCAR, Inc. 349 36,792
Parker-Hannifin Corp. 84 72,383
Pentair plc 107 11,261
Snap-on, Inc. 34 11,562
Stanley Black & Decker, Inc. 103 7,366
Westinghouse Air Brake
Technologies Corp. 113 23,566
Xylem, Inc. 161 22,648
619,152
Media — 0.4%
Charter Communications, Inc.,
Class
a
A* 61 12,207
Comcast Corp., Class
a
A 2,444 65,230
Fox Corp., Class
a
A 139 9,105
Fox Corp., Class
a
B 89 5,185
News Corp., Class
a
A 249 6,394
News Corp., Class
a
B 74 2,178
Omnicom Group, Inc. 212 15,184
Paramount Skydance Corp.,
Class
a
B(b) 204 3,268
Trade Desk, Inc. (The), Class
a
A* 295 11,670
130,421
Metals & Mining — 0.4%
Freeport-McMoRan, Inc. 953 40,960
Newmont Corp. 729 66,142
Nucor Corp. 152 24,242
Steel Dynamics, Inc. 91 15,273
146,617
Multi-Utilities — 0.7%
Ameren Corp. 179 19,037
CenterPoint Energy, Inc. 434 17,351
CMS Energy Corp. 199 15,012

See accompanying notes to the financial statements.
NOVEMBER 30, 2025 (UNAUDITED) :: S&P 500
®
EX-HEALTH CARE ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
163
SPXV
::
Investments
Shares Value
Common Stocks (continued)
Consolidated Edison, Inc. 240 $ 24,086
Dominion Energy, Inc. 566 35,528
DTE Energy Co. 137 18,773
NiSource, Inc. 313 13,813
Public Service Enterprise
Group, Inc. 332 27,729
Sempra 433 41,014
WEC Energy Group, Inc. 213 23,871
236,214
Office REITs — 0.0%(a)
BXP, Inc., REIT 99 7,164
Oil, Gas & Consumable Fuels — 2.9%
APA Corp. 237 5,918
Chevron Corp. 1,275 192,691
ConocoPhillips 828 73,435
Coterra Energy, Inc. 508 13,635
Devon Energy Corp. 421 15,602
Diamondback Energy, Inc. 124 18,921
EOG Resources, Inc. 363 39,150
EQT Corp. 414 25,196
Expand Energy Corp. 157 19,143
Exxon Mobil Corp. 2,826 327,590
Kinder Morgan, Inc. 1,298 35,461
Marathon Petroleum Corp. 200 38,746
Occidental Petroleum Corp. 479 20,118
ONEOK, Inc. 418 30,439
Phillips 66 267 36,568
Targa Resources Corp. 143 25,069
Texas Pacific Land Corp. 13 11,236
Valero Energy Corp. 205 36,236
Williams Cos., Inc. (The) 811 49,414
1,014,568
Passenger Airlines — 0.2%
Delta Air Lines, Inc. 430 27,563
Southwest Airlines Co. 348 12,114
United Airlines Holdings, Inc.* 216 22,023
61,700
Personal Care Products — 0.1%
Estee Lauder Cos., Inc. (The),
Class
a
A 163 15,333
Kenvue, Inc. 1,273 22,087
37,420
Professional Services — 0.5%
Automatic Data Processing, Inc. 268 68,420
Broadridge Financial Solutions,
Inc. 77 17,563
Dayforce, Inc.* 107 7,394
Equifax, Inc. 81 17,202
Jacobs Solutions, Inc. 79 10,650
Leidos Holdings, Inc. 84 16,052
Paychex, Inc. 214 23,902
Paycom Software, Inc. 33 5,319
Verisk Analytics, Inc., Class
a
A 92 20,706
187,208
Investments
Shares Value
Common Stocks (continued)
Real Estate Management & Development — 0.1%
CBRE Group, Inc., Class
a
A* 193 $ 31,233
CoStar Group, Inc.* 282 19,402
50,635
Residential REITs — 0.2%
AvalonBay Communities, Inc.,
REIT 94 17,102
Camden Property Trust, REIT 70 7,444
Equity Residential, REIT 232 14,326
Essex Property Trust, Inc., REIT 42 11,072
Invitation Homes, Inc., REIT 374 10,547
Mid-America Apartment
Communities, Inc., REIT 77 10,464
UDR, Inc., REIT 200 7,284
78,239
Retail REITs — 0.3%
Federal Realty Investment Trust,
REIT 52 5,134
Kimco Realty Corp., REIT 452 9,338
Realty Income Corp., REIT 609 35,085
Regency Centers Corp., REIT 109 7,756
Simon Property Group, Inc.,
REIT 216 40,245
97,558
Semiconductors & Semiconductor Equipment — 15.6%
Advanced Micro Devices, Inc.* 1,075 233,845
Analog Devices, Inc. 328 87,032
Applied Materials, Inc. 533 134,449
Broadcom, Inc. 3,119 1,256,832
First Solar, Inc.* 71 19,377
Intel Corp.* 2,902 117,705
KLA Corp. 87 102,266
Lam Research Corp. 840 131,040
Microchip Technology, Inc. 358 19,182
Micron Technology, Inc. 743 175,705
Monolithic Power Systems, Inc. 31 28,773
NVIDIA Corp. 16,178 2,863,506
NXP Semiconductors NV 168 32,750
ON Semiconductor Corp.* 271 13,615
Qnity Electronics, Inc. 138 11,190
QUALCOMM, Inc. 715 120,184
Skyworks Solutions, Inc. 99 6,529
Teradyne, Inc. 105 19,099
Texas Instruments, Inc. 603 101,467
5,474,546
Software — 11.4%
Adobe, Inc.* 280 89,636
AppLovin Corp., Class
a
A* 180 107,906
Autodesk, Inc.* 142 43,074
Cadence Design Systems, Inc.* 181 56,443
Crowdstrike Holdings, Inc.,
Class
a
A* 166 84,521
Datadog, Inc., Class
a
A* 214 34,242
Fair Isaac Corp.* 16 28,893
Fortinet, Inc.* 432 35,048

See accompanying notes to the financial statements.
S&P 500
®
EX-HEALTH CARE ETF :: NOVEMBER 30, 2025 (UNAUDITED)
SCHEDULE OF PORTFOLIO INVESTMENTS
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::
Investments
Shares Value
Common Stocks (continued)
Gen Digital, Inc. 372 $ 9,810
Intuit, Inc. 185 117,305
Microsoft Corp. 4,929 2,425,117
Oracle Corp. 1,098 221,741
Palantir Technologies, Inc.,
Class
a
A* 1,508 254,023
Palo Alto Networks, Inc.* 444 84,418
PTC, Inc.* 79 13,859
Roper Technologies, Inc. 71 31,682
Salesforce, Inc. 635 146,393
ServiceNow, Inc.* 137 111,300
Synopsys, Inc.* 122 50,997
Tyler Technologies, Inc.* 28 13,149
Workday, Inc., Class
a
A* 143 30,834
3,990,391
Specialized REITs — 0.8%
American Tower Corp., REIT 310 56,194
Crown Castle, Inc., REIT 290 26,471
Digital Realty Trust, Inc., REIT 212 33,945
Equinix, Inc., REIT 65 48,965
Extra Space Storage, Inc., REIT 140 18,644
Iron Mountain, Inc., REIT 195 16,838
Public Storage, REIT 105 28,827
SBA Communications Corp.,
Class
a
A, REIT 71 13,793
VICI Properties, Inc., Class
a
A,
REIT 708 20,405
Weyerhaeuser Co., REIT 480 10,661
274,743
Specialty Retail — 1.8%
AutoZone, Inc.* 11 43,497
Best Buy Co., Inc. 131 10,386
Home Depot, Inc. (The) 660 235,567
Lowe's Cos., Inc. 371 89,960
O'Reilly Automotive, Inc.* 563 57,257
Ross Stores, Inc. 216 38,094
TJX Cos., Inc. (The) 740 112,421
Tractor Supply Co. 351 19,228
Ulta Beauty, Inc.* 29 15,626
Williams-Sonoma, Inc. 81 14,581
636,617
Technology Hardware, Storage & Peripherals — 8.4%
Apple, Inc. 9,840 2,743,884
Dell Technologies, Inc., Class
a
C 200 26,670
Hewlett Packard Enterprise Co. 872 19,071
HP, Inc. 624 15,238
NetApp, Inc. 132 14,726
Sandisk Corp.* 92 20,542
Seagate Technology Holdings
plc 141 39,013
Super Micro Computer, Inc.* 333 11,272
Western Digital Corp. 229 37,402
2,927,818
Textiles, Apparel & Luxury Goods — 0.3%
Deckers Outdoor Corp.* 99 8,715
Lululemon Athletica, Inc.* 72 13,261
Investments
Shares Value
Common Stocks (continued)
NIKE, Inc., Class
a
B 789 $ 50,993
Ralph Lauren Corp., Class
a
A 25 9,183
Tapestry, Inc. 136 14,862
97,014
Tobacco — 0.7%
Altria Group, Inc. 1,115 65,796
Philip Morris International, Inc. 1,031 162,362
228,158
Trading Companies & Distributors — 0.3%
Fastenal Co. 763 30,825
United Rentals, Inc. 42 34,238
WW Grainger, Inc. 29 27,510
92,573
Water Utilities — 0.1%
American Water Works Co., Inc. 129 16,779
Wireless Telecommunication Services — 0.2%
T-Mobile US, Inc. 320 66,883
Total Common Stocks
(Cost $23,859,555)
34,941,825
Securities Lending Reinvestments (c) — 0 .0% (a)
Investment Companies — 0 .0% (a)
Invesco Government & Agency Portfolio,
Institutional Class 3.91% (d)
(Cost $6,691) 6,691 6,691
Principal
Amount
Short-Term Investments — 0 .1%
Repurchase Agreements (e) — 0 .1%
Repurchase Agreements
with various counterparties,
rates 2.5% - 4.08%, dated
11/28/2025, due 12/1/2025,
total to be received $34,182
(Cost $34,171) $ 34,171
34,171
Total Investments — 99.9%
(Cost $23,900,417) 34,982,687
Other assets less liabilities — 0.1% 26,628
Net Assets — 100.0% $ 35,009,315
* Non-income producing security.
(a) Represents less than 0.05% of net assets.
(b) The security or a portion of this security is on loan at November
30, 2025. The total value of securities on loan at November
30, 2025 was $6,614, collateralized in the form of cash with a value of $6,691 that was reinvested in the securities shown in the Securities Lending Reinvestment section of the Schedule of
Portfolio Investments.
(c) The security was purchased with cash collateral held from securities on loan at November 30, 2025. The total value of
securities purchased was $6,691.
(d) Rate shown is the 7-day yield as of November 30, 2025.

See accompanying notes to the financial statements.
NOVEMBER 30, 2025 (UNAUDITED) :: S&P 500
®
EX-HEALTH CARE ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
165
SPXV
::
(e) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the
securities subject to repurchase.
Abbreviations
REIT Real Estate Investment Trust
As of November 30, 2025, the gross unrealized appreciation
(depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation $ 11,849,329
Aggregate gross unrealized depreciation (821,674)
Net unrealized appreciation $ 11,027,655
Federal income tax cost $ 23,955,032

S&P 500
®
EX-TECHNOLOGY ETF :: NOVEMBER 30, 2025 (UNAUDITED)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
166
SPXT
::
See accompanying notes to the financial statements.
Investments
Shares Value
Common Stocks — 99 .8%
Aerospace & Defense — 3.2%
Axon Enterprise, Inc.* 493 $ 266,289
Boeing Co. (The)* 4,759 899,451
General Dynamics Corp. 1,589 542,850
General Electric Co. 6,671 1,990,960
Howmet Aerospace, Inc. 2,536 518,840
Huntington Ingalls Industries,
Inc. 246 77,151
L3Harris Technologies, Inc. 1,177 328,018
Lockheed Martin Corp. 1,294 592,471
Northrop Grumman Corp. 848 485,268
RTX Corp. 8,419 1,472,567
Textron, Inc. 1,122 93,306
TransDigm Group, Inc. 353 480,140
7,747,311
Air Freight & Logistics — 0.4%
CH Robinson Worldwide, Inc. 742 117,882
Expeditors International of
Washington, Inc. 855 125,599
FedEx Corp. 1,365 376,303
United Parcel Service, Inc.,
Class
a
B 4,630 443,508
1,063,292
Automobile Components — 0.0%(a)
Aptiv plc* 1,370 106,243
Automobiles — 3.5%
Ford Motor Co. 24,591 326,568
General Motors Co. 5,990 440,385
Tesla, Inc.* 17,652 7,593,361
8,360,314
Banks — 5.4%
Bank of America Corp. 42,867 2,299,815
Citigroup, Inc. 11,581 1,199,792
Citizens Financial Group, Inc. 2,715 146,882
Fifth Third Bancorp 4,165 181,011
Huntington Bancshares, Inc. 9,895 161,288
JPMorgan Chase & Co. 17,299 5,415,971
KeyCorp 5,863 107,762
M&T Bank Corp. 982 186,796
PNC Financial Services Group,
Inc. (The) 2,478 472,604
Regions Financial Corp. 5,614 142,876
Truist Financial Corp. 8,112 377,208
US Bancorp 9,789 480,150
Wells Fargo & Co. 20,152 1,730,049
12,902,204
Beverages — 1.6%
Brown-Forman Corp.,
Class
a
B(b) 1,110 32,168
Coca-Cola Co. (The) 24,366 1,781,642
Constellation Brands, Inc.,
Class
a
A 899 122,606
Keurig Dr Pepper, Inc. 8,546 238,433
Investments
Shares Value
Common Stocks (continued)
Molson Coors Beverage Co.,
Class
a
B 1,067 $ 49,626
Monster Beverage Corp.* 4,483 336,180
PepsiCo, Inc. 8,612 1,280,949
3,841,604
Biotechnology — 2.6%
AbbVie, Inc. 11,113 2,530,430
Amgen, Inc. 3,388 1,170,419
Biogen, Inc.* 923 168,069
Gilead Sciences, Inc. 7,807 982,433
Incyte Corp.* 1,030 107,594
Moderna, Inc.* 2,178 56,584
Regeneron Pharmaceuticals,
Inc. 638 497,761
Vertex Pharmaceuticals, Inc.* 1,613 699,413
6,212,703
Broadline Retail — 6.0%
Amazon.com, Inc.* 61,051 14,238,315
eBay, Inc. 2,873 237,856
14,476,171
Building Products — 0.7%
A O Smith Corp. 718 47,374
Allegion plc 539 89,490
Builders FirstSource, Inc.* 696 78,112
Carrier Global Corp. 5,034 276,266
Johnson Controls International
plc 4,117 478,848
Lennox International, Inc. 197 98,277
Masco Corp. 1,319 85,564
Trane Technologies plc 1,399 589,651
1,743,582
Capital Markets — 5.1%
Ameriprise Financial, Inc. 591 269,342
Bank of New York Mellon Corp.
(The) 4,436 497,276
Blackrock, Inc. 907 949,901
Blackstone, Inc. 4,637 678,950
Cboe Global Markets, Inc. 654 168,843
Charles Schwab Corp. (The) 10,732 995,179
CME Group, Inc. 2,268 638,351
Coinbase Global, Inc., Class
a
A* 1,422 387,950
FactSet Research Systems, Inc. 237 65,713
Franklin Resources, Inc. 1,926 43,508
Goldman Sachs Group, Inc.
(The) 1,903 1,571,954
Interactive Brokers Group, Inc.,
Class
a
A 2,801 182,121
Intercontinental Exchange, Inc. 3,603 566,752
Invesco Ltd. 2,806 68,607
KKR & Co., Inc. 4,317 528,012
Moody's Corp. 970 476,057
Morgan Stanley 7,632 1,294,845
MSCI, Inc., Class
a
A 486 273,968
Nasdaq, Inc. 2,850 259,122
Northern Trust Corp. 1,202 157,871
Raymond James Financial, Inc. 1,117 174,855

See accompanying notes to the financial statements.
NOVEMBER 30, 2025 (UNAUDITED) :: S&P 500
®
EX-TECHNOLOGY ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
167
SPXT
::
Investments
Shares Value
Common Stocks (continued)
Robinhood Markets, Inc.,
Class
a
A* 4,868 $ 625,489
S&P Global, Inc. 1,964 979,702
State Street Corp. 1,786 212,570
T. Rowe Price Group, Inc. 1,382 141,489
12,208,427
Chemicals — 1.5%
Air Products and Chemicals,
Inc. 1,399 365,209
Albemarle Corp. 739 96,063
CF Industries Holdings, Inc. 1,018 80,117
Corteva, Inc. 4,271 288,164
Dow, Inc. 4,460 106,371
DuPont de Nemours, Inc. 2,633 104,714
Ecolab, Inc. 1,606 441,907
International Flavors &
Fragrances, Inc. 1,613 112,071
Linde plc 2,951 1,210,854
LyondellBasell Industries NV,
Class
a
A 1,619 79,315
Mosaic Co. (The) 1,999 48,956
PPG Industries, Inc. 1,419 141,957
Sherwin-Williams Co. (The) 1,457 500,756
Solstice Advanced Materials,
Inc.* 998 47,585
3,624,039
Commercial Services & Supplies — 0.7%
Cintas Corp. 2,154 400,687
Copart, Inc.* 5,596 218,132
Republic Services, Inc., Class
a
A 1,278 277,403
Rollins, Inc. 1,770 108,819
Veralto Corp. 1,562 158,106
Waste Management, Inc. 2,331 507,855
1,671,002
Construction & Engineering — 0.2%
EMCOR Group, Inc. 280 172,220
Quanta Services, Inc. 938 436,057
608,277
Construction Materials — 0.2%
Martin Marietta Materials, Inc. 377 234,961
Vulcan Materials Co. 832 247,304
482,265
Consumer Finance — 1.0%
American Express Co. 3,416 1,247,762
Capital One Financial Corp. 4,022 881,100
Synchrony Financial 2,340 181,022
2,309,884
Consumer Staples Distribution & Retail — 2.7%
Costco Wholesale Corp. 2,790 2,548,916
Dollar General Corp. 1,384 151,534
Dollar Tree, Inc.* 1,220 135,188
Kroger Co. (The) 3,829 257,615
Sysco Corp. 3,004 228,905
Investments
Shares Value
Common Stocks (continued)
Target Corp. 2,857 $ 258,901
Walmart, Inc. 27,611 3,051,292
6,632,351
Containers & Packaging — 0.3%
Amcor plc 14,504 123,574
Avery Dennison Corp. 490 84,461
Ball Corp. 1,711 84,746
International Paper Co. 3,320 131,074
Packaging Corp. of America 561 114,483
Smurfit WestRock plc 3,285 117,242
655,580
Distributors — 0.1%
Genuine Parts Co. 875 114,100
LKQ Corp. 1,620 48,098
Pool Corp. 203 49,451
211,649
Diversified Telecommunication Services — 0.9%
AT&T, Inc. 44,981 1,170,406
Verizon Communications, Inc. 26,523 1,090,360
2,260,766
Electric Utilities — 2.4%
Alliant Energy Corp. 1,617 112,333
American Electric Power Co.,
Inc. 3,366 416,610
Constellation Energy Corp. 1,963 715,239
Duke Energy Corp. 4,891 606,190
Edison International 2,419 142,455
Entergy Corp. 2,808 273,836
Evergy, Inc. 1,447 112,360
Eversource Energy 2,334 156,798
Exelon Corp. 6,352 299,306
FirstEnergy Corp. 3,269 155,997
NextEra Energy, Inc. 12,955 1,117,887
NRG Energy, Inc. 1,216 206,100
PG&E Corp. 13,828 222,907
Pinnacle West Capital Corp. 750 68,145
PPL Corp. 4,653 171,696
Southern Co. (The) 6,921 630,641
Xcel Energy, Inc. 3,720 305,449
5,713,949
Electrical Equipment — 1.3%
AMETEK, Inc. 1,451 287,138
Eaton Corp. plc 2,451 847,776
Emerson Electric Co. 3,539 472,032
GE Vernova, Inc. 1,711 1,026,207
Generac Holdings, Inc.* 367 55,648
Hubbell, Inc., Class
a
B 333 143,666
Rockwell Automation, Inc. 707 279,873
3,112,340
Energy Equipment & Services — 0.3%
Baker Hughes Co., Class
a
A 6,203 311,390
Halliburton Co. 5,364 140,644

See accompanying notes to the financial statements.
S&P 500
®
EX-TECHNOLOGY ETF :: NOVEMBER 30, 2025 (UNAUDITED)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
168
SPXT
::
Investments
Shares Value
Common Stocks (continued)
SLB Ltd. 9,386 $ 340,149
792,183
Entertainment — 2.2%
Electronic Arts, Inc. 1,416 286,075
Live Nation Entertainment, Inc.* 991 130,267
Netflix, Inc.* 26,750 2,877,765
Take-Two Interactive Software,
Inc.* 1,092 268,708
TKO Group Holdings, Inc.,
Class
a
A 431 83,567
Walt Disney Co. (The) 11,311 1,181,660
Warner Bros Discovery, Inc.* 15,574 373,776
5,201,818
Financial Services — 5.9%
Apollo Global Management, Inc. 2,893 381,442
Berkshire Hathaway, Inc.,
Class
a
B* 11,537 5,927,826
Block, Inc., Class
a
A* 3,458 230,994
Corpay, Inc.* 441 130,448
Fidelity National Information
Services, Inc. 3,286 216,120
Fiserv, Inc.* 3,421 210,289
Global Payments, Inc. 1,528 115,761
Jack Henry & Associates, Inc. 454 79,214
Mastercard, Inc., Class
a
A 5,191 2,857,801
PayPal Holdings, Inc. 6,010 376,767
Visa, Inc., Class
a
A 10,685 3,573,492
14,100,154
Food Products — 0.8%
Archer-Daniels-Midland Co. 3,023 183,617
Bunge Global SA 882 84,734
Campbell's Co. (The) 1,237 37,704
Conagra Brands, Inc. 3,014 53,800
General Mills, Inc. 3,366 159,380
Hershey Co. (The) 932 175,290
Hormel Foods Corp. 1,835 42,590
J M Smucker Co. (The) 667 69,488
Kellanova 1,690 141,352
Kraft Heinz Co. (The) 5,361 136,759
Lamb Weston Holdings, Inc. 878 51,855
McCormick & Co., Inc.
(Non-Voting) 1,593 107,496
Mondelez International, Inc.,
Class
a
A 8,139 468,562
Tyson Foods, Inc., Class
a
A 1,799 104,432
1,817,059
Gas Utilities — 0.1%
Atmos Energy Corp. 1,009 177,957
Ground Transportation — 1.3%
CSX Corp. 11,730 414,773
JB Hunt Transport Services,
Inc. 481 83,675
Norfolk Southern Corp. 1,411 412,139
Old Dominion Freight Line, Inc. 1,163 157,342
Uber Technologies, Inc.* 13,120 1,148,525
Investments
Shares Value
Common Stocks (continued)
Union Pacific Corp. 3,730 $ 864,726
3,081,180
Health Care Equipment & Supplies — 3.2%
Abbott Laboratories 10,948 1,411,197
Align Technology, Inc.* 421 61,967
Baxter International, Inc. 3,232 60,568
Becton Dickinson & Co. 1,804 350,012
Boston Scientific Corp.* 9,320 946,726
Cooper Cos., Inc. (The)* 1,253 97,646
Dexcom, Inc.* 2,469 156,708
Edwards Lifesciences Corp.* 3,693 320,072
GE HealthCare Technologies,
Inc. 2,871 229,651
Hologic, Inc.* 1,400 104,958
IDEXX Laboratories, Inc.* 503 378,699
Insulet Corp.* 439 143,637
Intuitive Surgical, Inc.* 2,256 1,293,771
Medtronic plc 8,061 849,065
ResMed, Inc. 922 235,875
Solventum Corp.* 928 79,121
STERIS plc 617 164,295
Stryker Corp. 2,163 802,862
Zimmer Biomet Holdings, Inc. 1,245 121,412
7,808,242
Health Care Providers & Services — 2.6%
Cardinal Health, Inc. 1,501 318,602
Cencora, Inc. 1,218 449,357
Centene Corp.* 2,937 115,542
Cigna Group (The) 1,678 465,276
CVS Health Corp. 7,977 641,032
DaVita, Inc.* 221 26,449
Elevance Health, Inc. 1,416 478,976
HCA Healthcare, Inc. 1,029 523,030
Henry Schein, Inc.* 645 48,098
Humana, Inc. 755 185,556
Labcorp Holdings, Inc. 522 140,303
McKesson Corp. 781 688,155
Molina Healthcare, Inc.* 339 50,260
Quest Diagnostics, Inc. 703 132,994
UnitedHealth Group, Inc. 5,699 1,879,359
Universal Health Services, Inc.,
Class
a
B 353 86,001
6,228,990
Health Care REITs — 0.5%
Alexandria Real Estate Equities,
Inc., REIT 979 52,543
Healthpeak Properties, Inc.,
REIT 4,373 79,851
Ventas, Inc., REIT 2,858 230,440
Welltower, Inc., REIT 4,207 875,982
1,238,816
Hotel & Resort REITs — 0.0%(a)
Host Hotels & Resorts, Inc.,
REIT 4,022 70,908

See accompanying notes to the financial statements.
NOVEMBER 30, 2025 (UNAUDITED) :: S&P 500
®
EX-TECHNOLOGY ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
169
SPXT
::
Investments
Shares Value
Common Stocks (continued)
Hotels, Restaurants & Leisure — 2.7%
Airbnb, Inc., Class
a
A* 2,701 $ 315,990
Booking Holdings, Inc. 200 982,938
Carnival Corp.* 6,829 176,052
Chipotle Mexican Grill, Inc.,
Class
a
A* 8,434 291,142
Darden Restaurants, Inc. 735 131,991
Domino's Pizza, Inc. 193 80,989
DoorDash, Inc., Class
a
A* 2,328 461,805
Expedia Group, Inc. 742 189,722
Hilton Worldwide Holdings, Inc. 1,478 421,274
Las Vegas Sands Corp. 1,942 132,367
Marriott International, Inc.,
Class
a
A 1,416 431,583
McDonald's Corp. 4,488 1,399,448
MGM Resorts International* 1,287 45,418
Norwegian Cruise Line Holdings
Ltd.* 2,843 52,482
Royal Caribbean Cruises Ltd. 1,590 423,337
Starbucks Corp. 7,151 622,924
Wynn Resorts Ltd. 530 68,200
Yum! Brands, Inc. 1,748 267,811
6,495,473
Household Durables — 0.4%
DR Horton, Inc. 1,746 277,632
Garmin Ltd. 1,028 200,789
Lennar Corp., Class
a
A 1,431 187,890
Mohawk Industries, Inc.* 327 37,899
NVR, Inc.* 18 135,131
PulteGroup, Inc. 1,240 157,716
997,057
Household Products — 1.3%
Church & Dwight Co., Inc. 1,534 130,635
Clorox Co. (The) 768 82,898
Colgate-Palmolive Co. 5,085 408,783
Kimberly-Clark Corp. 2,088 227,843
Procter & Gamble Co. (The) 14,737 2,183,434
3,033,593
Independent Power and Renewable Electricity Producers — 0.2%
AES Corp. (The) 4,479 62,975
Vistra Corp. 2,005 358,614
421,589
Industrial Conglomerates — 0.6%
3M Co. 3,349 576,195
Honeywell International, Inc. 3,993 767,415
1,343,610
Industrial REITs — 0.3%
Prologis, Inc., REIT 5,837 750,230
Insurance — 2.7%
Aflac, Inc. 3,028 334,019
Allstate Corp. (The) 1,657 352,908
Investments
Shares Value
Common Stocks (continued)
American International Group,
Inc. 3,485 $ 265,418
Aon plc, Class
a
A 1,357 480,269
Arch Capital Group Ltd.* 2,338 219,585
Arthur J Gallagher & Co. 1,613 399,411
Assurant, Inc. 316 72,098
Brown & Brown, Inc. 1,843 148,232
Chubb Ltd. 2,332 690,692
Cincinnati Financial Corp. 983 164,741
Erie Indemnity Co., Class
a
A 157 46,392
Everest Group Ltd. 263 82,658
Globe Life, Inc. 509 68,578
Hartford Insurance Group, Inc.
(The) 1,770 242,543
Loews Corp. 1,072 115,637
Marsh & McLennan Cos., Inc. 3,091 567,044
MetLife, Inc. 3,513 268,955
Principal Financial Group, Inc. 1,278 108,400
Progressive Corp. (The) 3,688 843,777
Prudential Financial, Inc. 2,216 239,882
Travelers Cos., Inc. (The) 1,415 414,397
W R Berkley Corp. 1,884 146,368
Willis Towers Watson plc 611 196,131
6,468,135
Interactive Media & Services — 12.5%
Alphabet, Inc., Class
a
A 36,593 11,716,347
Alphabet, Inc., Class
a
C 29,377 9,404,165
Match Group, Inc. 1,517 50,531
Meta Platforms, Inc., Class
a
A 13,645 8,841,278
30,012,321
Leisure Products — 0.0%(a)
Hasbro, Inc. 840 69,384
Life Sciences Tools & Services — 1.4%
Agilent Technologies, Inc. 1,788 274,458
Bio-Techne Corp. 985 63,542
Charles River Laboratories
International, Inc.* 309 55,045
Danaher Corp. 4,008 908,934
IQVIA Holdings, Inc.* 1,071 246,341
Mettler-Toledo International,
Inc.* 127 187,544
Revvity, Inc. 729 76,115
Thermo Fisher Scientific, Inc. 2,374 1,402,631
Waters Corp.* 372 150,072
West Pharmaceutical Services,
Inc. 449 124,485
3,489,167
Machinery — 2.4%
Caterpillar, Inc. 2,948 1,697,340
Cummins, Inc. 867 431,749
Deere & Co. 1,585 736,217
Dover Corp. 863 159,897
Fortive Corp. 2,128 113,805
IDEX Corp. 474 82,443
Illinois Tool Works, Inc. 1,668 415,799
Ingersoll Rand, Inc. 2,276 182,854

See accompanying notes to the financial statements.
S&P 500
®
EX-TECHNOLOGY ETF :: NOVEMBER 30, 2025 (UNAUDITED)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
170
SPXT
::
Investments
Shares Value
Common Stocks (continued)
Nordson Corp. 336 $ 79,854
Otis Worldwide Corp. 2,470 219,460
PACCAR, Inc. 3,303 348,202
Parker-Hannifin Corp. 802 691,083
Pentair plc 1,030 108,397
Snap-on, Inc. 327 111,196
Stanley Black & Decker, Inc. 973 69,589
Westinghouse Air Brake
Technologies Corp. 1,077 224,608
Xylem, Inc. 1,533 215,647
5,888,140
Media — 0.5%
Charter Communications, Inc.,
Class
a
A* 582 116,470
Comcast Corp., Class
a
A 23,168 618,354
Fox Corp., Class
a
A 1,323 86,656
Fox Corp., Class
a
B 934 54,415
News Corp., Class
a
A 2,368 60,810
News Corp., Class
a
B 782 23,014
Omnicom Group, Inc. 2,023 144,887
Paramount Skydance Corp.,
Class
a
B(b) 1,941 31,095
Trade Desk, Inc. (The), Class
a
A* 2,803 110,887
1,246,588
Metals & Mining — 0.6%
Freeport-McMoRan, Inc. 9,033 388,238
Newmont Corp. 6,911 627,035
Nucor Corp. 1,443 230,144
Steel Dynamics, Inc. 871 146,180
1,391,597
Multi-Utilities — 0.9%
Ameren Corp. 1,700 180,795
CenterPoint Energy, Inc. 4,109 164,278
CMS Energy Corp. 1,882 141,978
Consolidated Edison, Inc. 2,270 227,817
Dominion Energy, Inc. 5,368 336,950
DTE Energy Co. 1,307 179,098
NiSource, Inc. 2,964 130,801
Public Service Enterprise
Group, Inc. 3,141 262,336
Sempra 4,106 388,920
WEC Energy Group, Inc. 2,025 226,942
2,239,915
Office REITs — 0.0%(a)
BXP, Inc., REIT 927 67,078
Oil, Gas & Consumable Fuels — 4.0%
APA Corp. 2,253 56,257
Chevron Corp. 12,106 1,829,580
ConocoPhillips 7,857 696,837
Coterra Energy, Inc. 4,803 128,913
Devon Energy Corp. 3,994 148,018
Diamondback Energy, Inc. 1,183 180,514
EOG Resources, Inc. 3,436 370,573
EQT Corp. 3,926 238,936
Expand Energy Corp. 1,497 182,529
Investments
Shares Value
Common Stocks (continued)
Exxon Mobil Corp. 26,819 $ 3,108,858
Kinder Morgan, Inc. 12,302 336,091
Marathon Petroleum Corp. 1,911 370,218
Occidental Petroleum Corp. 4,524 190,008
ONEOK, Inc. 3,961 288,440
Phillips 66 2,542 348,152
Targa Resources Corp. 1,354 237,370
Texas Pacific Land Corp. 119 102,850
Valero Energy Corp. 1,952 345,036
Williams Cos., Inc. (The) 7,681 468,003
9,627,183
Passenger Airlines — 0.2%
Delta Air Lines, Inc. 4,082 261,656
Southwest Airlines Co. 3,304 115,012
United Airlines Holdings, Inc.* 2,037 207,693
584,361
Personal Care Products — 0.1%
Estee Lauder Cos., Inc. (The),
Class
a
A 1,552 145,997
Kenvue, Inc. 12,072 209,449
355,446
Pharmaceuticals — 5.0%
Bristol-Myers Squibb Co. 12,803 629,907
Eli Lilly & Co. 5,002 5,379,501
Johnson & Johnson 15,149 3,134,631
Merck & Co., Inc. 15,714 1,647,299
Pfizer, Inc. 35,766 920,617
Viatris, Inc. 7,336 78,422
Zoetis, Inc., Class
a
A 2,788 357,366
12,147,743
Professional Services — 0.7%
Automatic Data Processing, Inc. 2,548 650,504
Broadridge Financial Solutions,
Inc. 736 167,874
Dayforce, Inc.* 1,004 69,376
Equifax, Inc. 777 165,012
Jacobs Solutions, Inc. 751 101,242
Leidos Holdings, Inc. 805 153,836
Paychex, Inc. 2,040 227,848
Paycom Software, Inc. 314 50,607
Verisk Analytics, Inc., Class
a
A 879 197,837
1,784,136
Real Estate Management & Development — 0.2%
CBRE Group, Inc., Class
a
A* 1,844 298,414
CoStar Group, Inc.* 2,666 183,421
481,835
Residential REITs — 0.3%
AvalonBay Communities, Inc.,
REIT 896 163,018
Camden Property Trust, REIT 668 71,035
Equity Residential, REIT 2,185 134,924
Essex Property Trust, Inc., REIT 402 105,975
Invitation Homes, Inc., REIT 3,547 100,026

See accompanying notes to the financial statements.
NOVEMBER 30, 2025 (UNAUDITED) :: S&P 500
®
EX-TECHNOLOGY ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
171
SPXT
::
Investments
Shares Value
Common Stocks (continued)
Mid-America Apartment
Communities, Inc., REIT 735 $ 99,879
UDR, Inc., REIT 1,897 69,089
743,946
Retail REITs — 0.4%
Federal Realty Investment Trust,
REIT 493 48,674
Kimco Realty Corp., REIT 4,259 87,991
Realty Income Corp., REIT 5,753 331,431
Regency Centers Corp., REIT 1,026 73,010
Simon Property Group, Inc.,
REIT 2,054 382,701
923,807
Specialized REITs — 1.1%
American Tower Corp., REIT 2,947 534,203
Crown Castle, Inc., REIT 2,740 250,107
Digital Realty Trust, Inc., REIT 2,017 322,962
Equinix, Inc., REIT 613 461,779
Extra Space Storage, Inc., REIT 1,336 177,915
Iron Mountain, Inc., REIT 1,858 160,438
Public Storage, REIT 993 272,618
SBA Communications Corp.,
Class
a
A, REIT 672 130,550
VICI Properties, Inc., Class
a
A,
REIT 6,709 193,353
Weyerhaeuser Co., REIT 4,542 100,878
2,604,803
Specialty Retail — 2.5%
AutoZone, Inc.* 103 407,296
Best Buy Co., Inc. 1,235 97,911
Home Depot, Inc. (The) 6,259 2,233,962
Lowe's Cos., Inc. 3,525 854,742
O'Reilly Automotive, Inc.* 5,337 542,773
Ross Stores, Inc. 2,057 362,772
TJX Cos., Inc. (The) 7,017 1,066,023
Tractor Supply Co. 3,333 182,582
Ulta Beauty, Inc.* 281 151,411
Williams-Sonoma, Inc. 772 138,968
6,038,440
Textiles, Apparel & Luxury Goods — 0.4%
Deckers Outdoor Corp.* 933 82,132
Lululemon Athletica, Inc.* 682 125,611
NIKE, Inc., Class
a
B 7,473 482,980
Ralph Lauren Corp., Class
a
A 243 89,261
Tapestry, Inc. 1,310 143,157
923,141
Tobacco — 0.9%
Altria Group, Inc. 10,569 623,677
Philip Morris International, Inc. 9,791 1,541,886
2,165,563
Trading Companies & Distributors — 0.4%
Fastenal Co. 7,220 291,688
United Rentals, Inc. 402 327,702
Investments
Shares Value
Common Stocks (continued)
WW Grainger, Inc. 276 $ 261,822
881,212
Water Utilities — 0.1%
American Water Works Co., Inc. 1,226 159,466
Wireless Telecommunication Services — 0.3%
T-Mobile US, Inc. 3,044 636,226
Total Common Stocks
(Cost $218,439,473)
240,432,445
Securities Lending Reinvestments (c) — 0 .0% (a)
Investment Companies — 0 .0% (a)
Invesco Government & Agency Portfolio,
Institutional Class 3.91% (d)
(Cost $53,481) 53,481 53,481
Principal
Amount
Short-Term Investments — 0 .1%
Repurchase Agreements (e) — 0 .1%
Repurchase Agreements
with various counterparties,
rates 2.5% - 4.08%, dated
11/28/2025, due 12/1/2025,
total to be received $139,944
(Cost $139,900) $ 139,900
139,900
Total Investments — 99.9%
(Cost $218,632,854) 240,625,826
Other assets less liabilities — 0.1% 262,585
Net Assets — 100.0% $ 240,888,411
* Non-income producing security.
(a) Represents less than 0.05% of net assets.
(b) The security or a portion of this security is on loan at November
30, 2025. The total value of securities on loan at November
30, 2025 was $62,928, collateralized in the form of cash with a value of $53,481 that was reinvested in the securities shown in the Securities Lending Reinvestment section of the Schedule
of Portfolio Investments and $10,105 of collateral in the form of
U.S. Government Treasury Securities, interest rate 3.75%, and maturity date August 15, 2027. The total value of collateral is
$63,586.
(c) The security was purchased with cash collateral held from securities on loan at November 30, 2025. The total value of
securities purchased was $53,481.
(d) Rate shown is the 7-day yield as of November 30, 2025.
(e) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the
securities subject to repurchase.
Abbreviations
REIT Real Estate Investment Trust

See accompanying notes to the financial statements.
S&P 500
®
EX-TECHNOLOGY ETF :: NOVEMBER 30, 2025 (UNAUDITED)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
172
SPXT
::
As of November 30, 2025, the gross unrealized appreciation
(depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation $ 32,968,554
Aggregate gross unrealized depreciation (11,281,875)
Net unrealized appreciation $ 21,686,679
Federal income tax cost $ 218,939,147

NOVEMBER 30, 2025 (UNAUDITED) :: S&P 500
®
HIGH INCOME ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
173
ISPY
::
See accompanying notes to the financial statements.
Investments
Shares Value
Common Stocks (a) — 97 .3%
Aerospace & Defense — 2.1%
Axon Enterprise, Inc.* 1,454 $ 785,364
Boeing Co. (The)* 14,013 2,648,457
General Dynamics Corp. 4,679 1,598,487
General Electric Co. 19,651 5,864,841
Howmet Aerospace, Inc. 7,470 1,528,287
Huntington Ingalls Industries,
Inc. 727 228,002
L3Harris Technologies, Inc. 3,467 966,218
Lockheed Martin Corp. 3,807 1,743,073
Northrop Grumman Corp. 2,494 1,427,191
RTX Corp. 24,805 4,338,643
Textron, Inc. 3,302 274,594
TransDigm Group, Inc. 1,044 1,420,017
22,823,174
Air Freight & Logistics — 0.3%
CH Robinson Worldwide, Inc. 2,188 347,608
Expeditors International of
Washington, Inc. 2,515 369,453
FedEx Corp. 4,022 1,108,785
United Parcel Service, Inc.,
Class
a
B 13,640 1,306,576
3,132,422
Automobile Components — 0.0%(b)
Aptiv plc* 4,036 312,992
Automobiles — 2.2%
Ford Motor Co. 72,439 961,990
General Motors Co. 17,643 1,297,113
Tesla, Inc.* 51,998 22,367,980
24,627,083
Banks — 3.4%
Bank of America Corp. 126,281 6,774,976
Citigroup, Inc. 34,115 3,534,314
Citizens Financial Group, Inc. 7,994 432,475
Fifth Third Bancorp 12,265 533,037
Huntington Bancshares, Inc. 29,143 475,031
JPMorgan Chase & Co. 50,957 15,953,618
KeyCorp 17,271 317,441
M&T Bank Corp. 2,896 550,877
PNC Financial Services Group,
Inc. (The) 7,298 1,391,875
Regions Financial Corp. 16,534 420,790
Truist Financial Corp. 23,895 1,111,117
US Bancorp 28,839 1,414,553
Wells Fargo & Co. 59,365 5,096,485
38,006,589
Beverages — 1.0%
Brown-Forman Corp., Class
a
B 3,262 94,533
Coca-Cola Co. (The) 71,778 5,248,407
Constellation Brands, Inc.,
Class
a
A 2,646 360,862
Keurig Dr Pepper, Inc. 25,172 702,299
Molson Coors Beverage Co.,
Class
a
B 3,138 145,948
Investments
Shares Value
Common Stocks (a) (continued)
Monster Beverage Corp.* 13,209 $ 990,543
PepsiCo, Inc. 25,372 3,773,831
11,316,423
Biotechnology — 1.6%
AbbVie, Inc. 32,737 7,454,215
Amgen, Inc. 9,977 3,446,654
Biogen, Inc.* 2,717 494,739
Gilead Sciences, Inc. 22,994 2,893,565
Incyte Corp.* 3,039 317,454
Moderna, Inc.* 6,416 166,688
Regeneron Pharmaceuticals,
Inc. 1,887 1,472,218
Vertex Pharmaceuticals, Inc.* 4,752 2,060,515
18,306,048
Broadline Retail — 3.8%
Amazon.com, Inc.* 179,850 41,944,617
eBay, Inc. 8,469 701,149
42,645,766
Building Products — 0.5%
A O Smith Corp. 2,117 139,680
Allegion plc 1,591 264,154
Builders FirstSource, Inc.* 2,049 229,959
Carrier Global Corp. 14,833 814,035
Johnson Controls International
plc 12,126 1,410,375
Lennox International, Inc. 592 295,331
Masco Corp. 3,879 251,631
Trane Technologies plc 4,123 1,737,762
5,142,927
Capital Markets — 3.2%
Ameriprise Financial, Inc. 1,747 796,178
Bank of New York Mellon Corp.
(The) 13,069 1,465,035
Blackrock, Inc. 2,669 2,795,244
Blackstone, Inc. 13,659 1,999,951
Cboe Global Markets, Inc. 1,938 500,333
Charles Schwab Corp. (The) 31,620 2,932,123
CME Group, Inc. 6,678 1,879,590
Coinbase Global, Inc., Class
a
A* 4,191 1,143,389
FactSet Research Systems, Inc. 701 194,366
Franklin Resources, Inc. 5,675 128,198
Goldman Sachs Group, Inc.
(The) 5,610 4,634,084
Interactive Brokers Group, Inc.,
Class
a
A 8,251 536,480
Intercontinental Exchange, Inc. 10,608 1,668,638
Invesco Ltd. 8,264 202,055
KKR & Co., Inc. 12,714 1,555,049
Moody's Corp. 2,859 1,403,140
Morgan Stanley 22,483 3,814,466
MSCI, Inc., Class
a
A 1,434 808,374
Nasdaq, Inc. 8,400 763,728
Northern Trust Corp. 3,544 465,469
Raymond James Financial, Inc. 3,288 514,704
Robinhood Markets, Inc.,
Class
a
A* 14,342 1,842,804

See accompanying notes to the financial statements.
S&P 500
®
HIGH INCOME ETF :: NOVEMBER 30, 2025 (UNAUDITED)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
174
ISPY
::
Investments
Shares Value
Common Stocks (a) (continued)
S&P Global, Inc. 5,791 $ 2,888,725
State Street Corp. 5,257 625,688
T. Rowe Price Group, Inc. 4,072 416,891
35,974,702
Chemicals — 1.0%
Air Products and Chemicals,
Inc. 4,124 1,076,570
Albemarle Corp. 2,181 283,508
CF Industries Holdings, Inc. 3,001 236,179
Corteva, Inc. 12,585 849,110
Dow, Inc. 13,135 313,270
DuPont de Nemours, Inc. 7,758 308,536
Ecolab, Inc. 4,731 1,301,782
International Flavors &
Fragrances, Inc. 4,749 329,960
Linde plc 8,690 3,565,681
LyondellBasell Industries NV,
Class
a
A 4,768 233,584
Mosaic Co. (The) 5,880 144,001
PPG Industries, Inc. 4,182 418,367
Sherwin-Williams Co. (The) 4,297 1,476,836
Solstice Advanced Materials,
Inc.* 2,941 140,227
10,677,611
Commercial Services & Supplies — 0.4%
Cintas Corp. 6,347 1,180,669
Copart, Inc.* 16,485 642,585
Republic Services, Inc., Class
a
A 3,761 816,363
Rollins, Inc. 5,439 334,390
Veralto Corp. 4,599 465,511
Waste Management, Inc. 6,868 1,496,331
4,935,849
Communications Equipment — 0.9%
Arista Networks, Inc.* 19,099 2,495,858
Cisco Systems, Inc. 73,385 5,646,242
F5, Inc.* 1,064 254,466
Motorola Solutions, Inc. 3,087 1,141,202
9,537,768
Construction & Engineering — 0.2%
EMCOR Group, Inc. 829 509,893
Quanta Services, Inc. 2,762 1,283,999
1,793,892
Construction Materials — 0.1%
Martin Marietta Materials, Inc. 1,118 696,782
Vulcan Materials Co. 2,449 727,941
1,424,723
Consumer Finance — 0.6%
American Express Co. 10,059 3,674,251
Capital One Financial Corp. 11,851 2,596,199
Synchrony Financial 6,895 533,397
6,803,847
Investments
Shares Value
Common Stocks (a) (continued)
Consumer Staples Distribution & Retail — 1.8%
Costco Wholesale Corp. 8,218 $ 7,507,883
Dollar General Corp. 4,079 446,610
Dollar Tree, Inc.* 3,597 398,583
Kroger Co. (The) 11,272 758,380
Sysco Corp. 8,849 674,294
Target Corp. 8,420 763,020
Walmart, Inc. 81,339 8,988,773
19,537,543
Containers & Packaging — 0.2%
Amcor plc 42,720 363,974
Avery Dennison Corp. 1,445 249,074
Ball Corp. 5,043 249,780
International Paper Co. 9,783 386,233
Packaging Corp. of America 1,657 338,144
Smurfit WestRock plc 9,675 345,301
1,932,506
Distributors — 0.1%
Genuine Parts Co. 2,577 336,041
LKQ Corp. 4,768 141,562
Pool Corp. 608 148,109
625,712
Diversified Telecommunication Services — 0.6%
AT&T, Inc. 132,506 3,447,806
Verizon Communications, Inc. 78,134 3,212,089
6,659,895
Electric Utilities — 1.5%
Alliant Energy Corp. 4,762 330,816
American Electric Power Co.,
Inc. 9,910 1,226,561
Constellation Energy Corp. 5,789 2,109,280
Duke Energy Corp. 14,411 1,786,099
Edison International 7,132 420,003
Entergy Corp. 8,273 806,783
Evergy, Inc. 4,265 331,177
Eversource Energy 6,877 461,997
Exelon Corp. 18,716 881,898
FirstEnergy Corp. 9,630 459,544
NextEra Energy, Inc. 38,162 3,292,999
NRG Energy, Inc. 3,585 607,622
PG&E Corp. 40,728 656,535
Pinnacle West Capital Corp. 2,213 201,073
PPL Corp. 13,704 505,678
Southern Co. (The) 20,386 1,857,572
Xcel Energy, Inc. 10,960 899,926
16,835,563
Electrical Equipment — 0.8%
AMETEK, Inc. 4,280 846,969
Eaton Corp. plc 7,214 2,495,251
Emerson Electric Co. 10,430 1,391,153
GE Vernova, Inc. 5,044 3,025,240
Generac Holdings, Inc.* 1,087 164,822
Hubbell, Inc., Class
a
B 985 424,959

See accompanying notes to the financial statements.
NOVEMBER 30, 2025 (UNAUDITED) :: S&P 500
®
HIGH INCOME ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
175
ISPY
::
Investments
Shares Value
Common Stocks (a) (continued)
Rockwell Automation, Inc. 2,084 $ 824,972
9,173,366
Electronic Equipment, Instruments & Components — 0.7%
Amphenol Corp., Class
a
A 22,626 3,188,003
CDW Corp. 2,429 350,310
Corning, Inc. 14,446 1,216,353
Jabil, Inc. 1,989 419,102
Keysight Technologies, Inc.* 3,190 631,461
TE Connectivity plc 5,475 1,238,171
Teledyne Technologies, Inc.* 869 434,083
Trimble, Inc.* 4,410 359,062
Zebra Technologies Corp.,
Class
a
A* 942 238,091
8,074,636
Energy Equipment & Services — 0.2%
Baker Hughes Co., Class
a
A 18,269 917,104
Halliburton Co. 15,799 414,250
SLB Ltd. 27,648 1,001,963
2,333,317
Entertainment — 1.4%
Electronic Arts, Inc. 4,173 843,071
Live Nation Entertainment, Inc.* 2,923 384,228
Netflix, Inc.* 78,746 8,471,495
Take-Two Interactive Software,
Inc.* 3,214 790,869
TKO Group Holdings, Inc.,
Class
a
A 1,278 247,792
Walt Disney Co. (The) 33,319 3,480,836
Warner Bros Discovery, Inc.* 45,879 1,101,096
15,319,387
Financial Services — 3.7%
Apollo Global Management, Inc. 8,528 1,124,417
Berkshire Hathaway, Inc.,
Class
a
B* 33,982 17,460,291
Block, Inc., Class
a
A* 10,184 680,291
Corpay, Inc.* 1,308 386,906
Fidelity National Information
Services, Inc. 9,680 636,654
Fiserv, Inc.* 10,073 619,187
Global Payments, Inc. 4,496 340,617
Jack Henry & Associates, Inc. 1,349 235,374
Mastercard, Inc., Class
a
A 15,298 8,422,008
PayPal Holdings, Inc. 17,704 1,109,864
Visa, Inc., Class
a
A 31,479 10,527,837
41,543,446
Food Products — 0.5%
Archer-Daniels-Midland Co. 8,904 540,829
Bunge Global SA 2,595 249,302
Campbell's Co. (The) 3,646 111,130
Conagra Brands, Inc. 8,877 158,454
General Mills, Inc. 9,908 469,144
Hershey Co. (The) 2,745 516,279
Hormel Foods Corp. 5,400 125,334
J M Smucker Co. (The) 1,977 205,964
Kellanova 4,983 416,778
Investments
Shares Value
Common Stocks (a) (continued)
Kraft Heinz Co. (The) 15,792 $ 402,854
Lamb Weston Holdings, Inc. 2,582 152,493
McCormick & Co., Inc.
(Non-Voting) 4,689 316,414
Mondelez International, Inc.,
Class
a
A 23,979 1,380,471
Tyson Foods, Inc., Class
a
A 5,295 307,375
5,352,821
Gas Utilities — 0.1%
Atmos Energy Corp. 2,975 524,701
Ground Transportation — 0.8%
CSX Corp. 34,547 1,221,582
JB Hunt Transport Services,
Inc. 1,418 246,675
Norfolk Southern Corp. 4,157 1,214,218
Old Dominion Freight Line, Inc. 3,428 463,774
Uber Technologies, Inc.* 38,646 3,383,071
Union Pacific Corp. 10,990 2,547,812
9,077,132
Health Care Equipment & Supplies — 2.1%
Abbott Laboratories 32,253 4,157,412
Align Technology, Inc.* 1,249 183,840
Baxter International, Inc. 9,517 178,349
Becton Dickinson & Co. 5,312 1,030,634
Boston Scientific Corp.* 27,459 2,789,285
Cooper Cos., Inc. (The)* 3,697 288,107
Dexcom, Inc.* 7,267 461,236
Edwards Lifesciences Corp.* 10,880 942,970
GE HealthCare Technologies,
Inc. 8,461 676,795
Hologic, Inc.* 4,121 308,951
IDEXX Laboratories, Inc.* 1,482 1,115,768
Insulet Corp.* 1,304 426,656
Intuitive Surgical, Inc.* 6,643 3,809,628
Medtronic plc 23,744 2,500,955
ResMed, Inc. 2,714 694,323
Solventum Corp.* 2,731 232,845
STERIS plc 1,825 485,961
Stryker Corp. 6,376 2,366,644
Zimmer Biomet Holdings, Inc. 3,671 357,996
23,008,355
Health Care Providers & Services — 1.7%
Cardinal Health, Inc. 4,425 939,251
Cencora, Inc. 3,593 1,325,566
Centene Corp.* 8,645 340,094
Cigna Group (The) 4,947 1,371,704
CVS Health Corp. 23,504 1,888,781
DaVita, Inc.* 662 79,228
Elevance Health, Inc. 4,173 1,411,559
HCA Healthcare, Inc. 3,035 1,542,660
Henry Schein, Inc.* 1,910 142,429
Humana, Inc. 2,229 547,821
Labcorp Holdings, Inc. 1,540 413,921
McKesson Corp. 2,305 2,030,982
Molina Healthcare, Inc.* 1,004 148,853
Quest Diagnostics, Inc. 2,073 392,170

See accompanying notes to the financial statements.
S&P 500
®
HIGH INCOME ETF :: NOVEMBER 30, 2025 (UNAUDITED)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
176
ISPY
::
Investments
Shares Value
Common Stocks (a) (continued)
UnitedHealth Group, Inc. 16,783 $ 5,534,530
Universal Health Services, Inc.,
Class
a
B 1,045 254,593
18,364,142
Health Care REITs — 0.3%
Alexandria Real Estate Equities,
Inc., REIT 2,885 154,838
Healthpeak Properties, Inc.,
REIT 12,877 235,134
Ventas, Inc., REIT 8,422 679,066
Welltower, Inc., REIT 12,394 2,580,678
3,649,716
Hotel & Resort REITs — 0.0%(b)
Host Hotels & Resorts, Inc.,
REIT 11,849 208,898
Hotels, Restaurants & Leisure — 1.7%
Airbnb, Inc., Class
a
A* 7,951 930,188
Booking Holdings, Inc. 600 2,948,814
Carnival Corp.* 20,118 518,642
Chipotle Mexican Grill, Inc.,
Class
a
A* 24,848 857,753
Darden Restaurants, Inc. 2,169 389,509
Domino's Pizza, Inc. 578 242,546
DoorDash, Inc., Class
a
A* 6,860 1,360,818
Expedia Group, Inc. 2,190 559,961
Hilton Worldwide Holdings, Inc. 4,358 1,242,161
Las Vegas Sands Corp. 5,724 390,148
Marriott International, Inc.,
Class
a
A 4,175 1,272,498
McDonald's Corp. 13,224 4,123,508
MGM Resorts International* 3,782 133,467
Norwegian Cruise Line Holdings
Ltd.* 8,374 154,584
Royal Caribbean Cruises Ltd. 4,681 1,246,316
Starbucks Corp. 21,065 1,834,972
Wynn Resorts Ltd. 1,565 201,384
Yum! Brands, Inc. 5,143 787,959
19,195,228
Household Durables — 0.3%
DR Horton, Inc. 5,138 816,994
Garmin Ltd. 3,032 592,210
Lennar Corp., Class
a
A 4,069 534,260
Mohawk Industries, Inc.* 968 112,191
NVR, Inc.* 53 397,886
PulteGroup, Inc. 3,657 465,134
2,918,675
Household Products — 0.8%
Church & Dwight Co., Inc. 4,515 384,497
Clorox Co. (The) 2,267 244,700
Colgate-Palmolive Co. 14,977 1,204,001
Kimberly-Clark Corp. 6,148 670,870
Procter & Gamble Co. (The) 43,408 6,431,329
8,935,397
Investments
Shares Value
Common Stocks (a) (continued)
Independent Power and Renewable Electricity Producers — 0.1%
AES Corp. (The) 13,194 $ 185,507
Vistra Corp. 5,902 1,055,632
1,241,139
Industrial Conglomerates — 0.4%
3M Co. 9,870 1,698,133
Honeywell International, Inc. 11,766 2,261,308
3,959,441
Industrial REITs — 0.2%
Prologis, Inc., REIT 17,198 2,210,459
Insurance — 1.7%
Aflac, Inc. 8,920 983,965
Allstate Corp. (The) 4,883 1,039,981
American International Group,
Inc. 10,267 781,935
Aon plc, Class
a
A 3,996 1,414,264
Arch Capital Group Ltd.* 6,888 646,921
Arthur J Gallagher & Co. 4,751 1,176,443
Assurant, Inc. 935 213,330
Brown & Brown, Inc. 5,429 436,654
Chubb Ltd. 6,871 2,035,053
Cincinnati Financial Corp. 2,898 485,676
Erie Indemnity Co., Class
a
A 471 139,176
Everest Group Ltd. 777 244,203
Globe Life, Inc. 1,501 202,230
Hartford Insurance Group, Inc.
(The) 5,210 713,926
Loews Corp. 3,152 340,006
Marsh & McLennan Cos., Inc. 9,111 1,671,413
MetLife, Inc. 10,352 792,549
Principal Financial Group, Inc. 3,757 318,669
Progressive Corp. (The) 10,863 2,485,346
Prudential Financial, Inc. 6,524 706,223
Travelers Cos., Inc. (The) 4,172 1,221,812
W R Berkley Corp. 5,553 431,412
Willis Towers Watson plc 1,808 580,368
19,061,555
Interactive Media & Services — 7.9%
Alphabet, Inc., Class
a
A 107,798 34,514,764
Alphabet, Inc., Class
a
C 86,539 27,702,865
Match Group, Inc. 4,458 148,496
Meta Platforms, Inc., Class
a
A 40,195 26,044,350
88,410,475
IT Services — 0.9%
Accenture plc, Class
a
A 11,542 2,885,500
Akamai Technologies, Inc.* 2,657 237,855
Cognizant Technology Solutions
Corp., Class
a
A 9,051 703,353
EPAM Systems, Inc.* 1,032 192,984
Gartner, Inc.* 1,404 326,767
GoDaddy, Inc., Class
a
A* 2,565 327,961
International Business
Machines Corp. 17,262 5,326,708

See accompanying notes to the financial statements.
NOVEMBER 30, 2025 (UNAUDITED) :: S&P 500
®
HIGH INCOME ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
177
ISPY
::
Investments
Shares Value
Common Stocks (a) (continued)
VeriSign, Inc. 1,558 $ 392,600
10,393,728
Leisure Products — 0.0%(b)
Hasbro, Inc. 2,469 203,939
Life Sciences Tools & Services — 0.9%
Agilent Technologies, Inc. 5,264 808,024
Bio-Techne Corp. 2,905 187,402
Charles River Laboratories
International, Inc.* 912 162,464
Danaher Corp. 11,810 2,678,272
IQVIA Holdings, Inc.* 3,151 724,761
Mettler-Toledo International,
Inc.* 381 562,630
Revvity, Inc. 2,151 224,586
Thermo Fisher Scientific, Inc. 6,997 4,134,038
Waters Corp.* 1,103 444,972
West Pharmaceutical Services,
Inc. 1,333 369,574
10,296,723
Machinery — 1.6%
Caterpillar, Inc. 8,682 4,998,748
Cummins, Inc. 2,553 1,271,343
Deere & Co. 4,668 2,168,239
Dover Corp. 2,542 470,982
Fortive Corp. 6,269 335,266
IDEX Corp. 1,395 242,632
Illinois Tool Works, Inc. 4,916 1,225,461
Ingersoll Rand, Inc. 6,703 538,519
Nordson Corp. 995 236,472
Otis Worldwide Corp. 7,273 646,206
PACCAR, Inc. 9,731 1,025,842
Parker-Hannifin Corp. 2,368 2,040,506
Pentair plc 3,038 319,719
Snap-on, Inc. 967 328,828
Stanley Black & Decker, Inc. 2,868 205,119
Westinghouse Air Brake
Technologies Corp. 3,168 660,687
Xylem, Inc. 4,511 634,562
17,349,131
Media — 0.3%
Charter Communications, Inc.,
Class
a
A* 1,721 344,407
Comcast Corp., Class
a
A 68,246 1,821,486
Fox Corp., Class
a
A 3,890 254,795
Fox Corp., Class
a
B 2,750 160,215
News Corp., Class
a
A 6,976 179,144
News Corp., Class
a
B 2,305 67,836
Omnicom Group, Inc. 5,925 424,348
Paramount Skydance Corp.,
Class
a
B(c) 5,720 91,634
Trade Desk, Inc. (The), Class
a
A* 8,258 326,686
3,670,551
Metals & Mining — 0.4%
Freeport-McMoRan, Inc. 26,607 1,143,569
Newmont Corp. 20,356 1,846,900
Investments
Shares Value
Common Stocks (a) (continued)
Nucor Corp. 4,254 $ 678,470
Steel Dynamics, Inc. 2,564 430,316
4,099,255
Multi-Utilities — 0.6%
Ameren Corp. 5,011 532,920
CenterPoint Energy, Inc. 12,098 483,678
CMS Energy Corp. 5,547 418,466
Consolidated Edison, Inc. 6,684 670,806
Dominion Energy, Inc. 15,815 992,708
DTE Energy Co. 3,847 527,154
NiSource, Inc. 8,725 385,034
Public Service Enterprise
Group, Inc. 9,248 772,393
Sempra 12,091 1,145,259
WEC Energy Group, Inc. 5,965 668,498
6,596,916
Office REITs — 0.0%(b)
BXP, Inc., REIT 2,730 197,543
Oil, Gas & Consumable Fuels — 2.6%
APA Corp. 6,629 165,526
Chevron Corp. 35,665 5,390,052
ConocoPhillips 23,145 2,052,730
Coterra Energy, Inc. 14,141 379,544
Devon Energy Corp. 11,763 435,937
Diamondback Energy, Inc. 3,487 532,081
EOG Resources, Inc. 10,118 1,091,226
EQT Corp. 11,565 703,846
Expand Energy Corp. 4,413 538,077
Exxon Mobil Corp. 79,005 9,158,260
Kinder Morgan, Inc. 36,236 989,968
Marathon Petroleum Corp. 5,634 1,091,475
Occidental Petroleum Corp. 13,317 559,314
ONEOK, Inc. 11,670 849,809
Phillips 66 7,489 1,025,693
Targa Resources Corp. 3,988 699,136
Texas Pacific Land Corp. 357 308,552
Valero Energy Corp. 5,757 1,017,607
Williams Cos., Inc. (The) 22,630 1,378,846
28,367,679
Passenger Airlines — 0.2%
Delta Air Lines, Inc. 12,020 770,482
Southwest Airlines Co.(c) 9,731 338,736
United Airlines Holdings, Inc.* 5,999 611,658
1,720,876
Personal Care Products — 0.1%
Estee Lauder Cos., Inc. (The),
Class
a
A 4,556 428,583
Kenvue, Inc. 35,563 617,018
1,045,601
Pharmaceuticals — 3.2%
Bristol-Myers Squibb Co. 37,719 1,855,775
Eli Lilly & Co. 14,733 15,844,900
Johnson & Johnson 44,631 9,235,047

See accompanying notes to the financial statements.
S&P 500
®
HIGH INCOME ETF :: NOVEMBER 30, 2025 (UNAUDITED)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
178
ISPY
::
Investments
Shares Value
Common Stocks (a) (continued)
Merck & Co., Inc. 46,288 $ 4,852,371
Pfizer, Inc. 105,361 2,711,992
Viatris, Inc. 21,605 230,957
Zoetis, Inc., Class
a
A 8,213 1,052,742
35,783,784
Professional Services — 0.5%
Automatic Data Processing, Inc. 7,506 1,916,282
Broadridge Financial Solutions,
Inc. 2,170 494,955
Dayforce, Inc.* 2,960 204,536
Equifax, Inc. 2,294 487,177
Jacobs Solutions, Inc. 2,215 298,604
Leidos Holdings, Inc. 2,377 454,245
Paychex, Inc. 6,008 671,033
Paycom Software, Inc. 928 149,566
Verisk Analytics, Inc., Class
a
A 2,589 582,706
5,259,104
Real Estate Management & Development — 0.1%
CBRE Group, Inc., Class
a
A* 5,431 878,899
CoStar Group, Inc.* 7,850 540,080
1,418,979
Residential REITs — 0.2%
AvalonBay Communities, Inc.,
REIT 2,635 479,412
Camden Property Trust, REIT 1,980 210,553
Equity Residential, REIT 6,440 397,670
Essex Property Trust, Inc., REIT 1,194 314,762
Invitation Homes, Inc., REIT 10,450 294,690
Mid-America Apartment
Communities, Inc., REIT 2,169 294,745
UDR, Inc., REIT 5,587 203,479
2,195,311
Retail REITs — 0.2%
Federal Realty Investment Trust,
REIT 1,454 143,553
Kimco Realty Corp., REIT 12,548 259,242
Realty Income Corp., REIT 16,943 976,086
Regency Centers Corp., REIT 3,028 215,473
Simon Property Group, Inc.,
REIT 6,051 1,127,422
2,721,776
Semiconductors & Semiconductor Equipment — 13.7%
Advanced Micro Devices, Inc.* 30,073 6,541,780
Analog Devices, Inc. 9,197 2,440,332
Applied Materials, Inc. 14,872 3,751,462
Broadcom, Inc. 87,191 35,134,485
First Solar, Inc.* 1,987 542,292
Intel Corp.* 81,111 3,289,862
KLA Corp. 2,445 2,874,024
Lam Research Corp. 23,454 3,658,824
Microchip Technology, Inc. 10,001 535,853
Micron Technology, Inc. 20,739 4,904,359
Monolithic Power Systems, Inc. 888 824,215
NVIDIA Corp. 452,169 80,033,912
NXP Semiconductors NV 4,672 910,760
Investments
Shares Value
Common Stocks (a) (continued)
ON Semiconductor Corp.* 7,578 $ 380,719
Qnity Electronics, Inc. 3,879 314,548
QUALCOMM, Inc. 19,987 3,359,615
Skyworks Solutions, Inc. 2,750 181,362
Teradyne, Inc. 2,948 536,212
Texas Instruments, Inc. 16,848 2,835,013
153,049,629
Software — 10.0%
Adobe, Inc.* 7,862 2,516,862
AppLovin Corp., Class
a
A* 5,016 3,006,992
Autodesk, Inc.* 3,966 1,203,046
Cadence Design Systems, Inc.* 5,049 1,574,480
Crowdstrike Holdings, Inc.,
Class
a
A* 4,619 2,351,810
Datadog, Inc., Class
a
A* 5,991 958,620
Fair Isaac Corp.* 445 803,594
Fortinet, Inc.* 12,071 979,320
Gen Digital, Inc. 10,385 273,852
Intuit, Inc. 5,170 3,278,194
Microsoft Corp. 137,747 67,772,901
Oracle Corp. 30,710 6,201,884
Palantir Technologies, Inc.,
Class
a
A* 42,146 7,099,494
Palo Alto Networks, Inc.* 12,378 2,353,429
PTC, Inc.* 2,220 389,455
Roper Technologies, Inc. 1,994 889,763
Salesforce, Inc. 17,716 4,084,247
ServiceNow, Inc.* 3,855 3,131,841
Synopsys, Inc.* 3,430 1,433,774
Tyler Technologies, Inc.* 801 376,166
Workday, Inc., Class
a
A* 4,003 863,127
111,542,851
Specialized REITs — 0.7%
American Tower Corp., REIT 8,678 1,573,061
Crown Castle, Inc., REIT 8,070 736,630
Digital Realty Trust, Inc., REIT 5,941 951,273
Equinix, Inc., REIT 1,814 1,366,504
Extra Space Storage, Inc., REIT 3,933 523,758
Iron Mountain, Inc., REIT 5,473 472,593
Public Storage, REIT 2,926 803,304
SBA Communications Corp.,
Class
a
A, REIT 1,990 386,597
VICI Properties, Inc., Class
a
A,
REIT 19,761 569,512
Weyerhaeuser Co., REIT 13,370 296,948
7,680,180
Specialty Retail — 1.6%
AutoZone, Inc.* 310 1,225,842
Best Buy Co., Inc. 3,643 288,817
Home Depot, Inc. (The) 18,438 6,580,891
Lowe's Cos., Inc. 10,386 2,518,397
O'Reilly Automotive, Inc.* 15,724 1,599,131
Ross Stores, Inc. 6,061 1,068,918
TJX Cos., Inc. (The) 20,674 3,140,794
Tractor Supply Co. 9,820 537,940
Ulta Beauty, Inc.* 833 448,845

See accompanying notes to the financial statements.
NOVEMBER 30, 2025 (UNAUDITED) :: S&P 500
®
HIGH INCOME ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
179
ISPY
::
Investments
Shares Value
Common Stocks (a) (continued)
Williams-Sonoma, Inc. 2,280 $ 410,423
17,819,998
Technology Hardware, Storage & Peripherals — 7.4%
Apple, Inc. 275,015 76,687,933
Dell Technologies, Inc., Class
a
C 5,619 749,294
Hewlett Packard Enterprise Co. 24,316 531,791
HP, Inc. 17,405 425,030
NetApp, Inc. 3,708 413,664
Sandisk Corp.* 2,558 571,150
Seagate Technology Holdings
plc 3,941 1,090,435
Super Micro Computer, Inc.* 9,289 314,433
Western Digital Corp. 6,429 1,050,049
81,833,779
Textiles, Apparel & Luxury Goods — 0.2%
Deckers Outdoor Corp.* 2,749 241,994
Lululemon Athletica, Inc.* 2,021 372,228
NIKE, Inc., Class
a
B 22,016 1,422,894
Ralph Lauren Corp., Class
a
A 717 263,376
Tapestry, Inc. 3,857 421,493
2,721,985
Tobacco — 0.6%
Altria Group, Inc. 31,130 1,836,981
Philip Morris International, Inc. 28,846 4,542,668
6,379,649
Trading Companies & Distributors — 0.2%
Fastenal Co. 21,267 859,187
United Rentals, Inc. 1,193 972,510
WW Grainger, Inc. 815 773,133
2,604,830
Water Utilities — 0.0%(b)
American Water Works Co., Inc. 3,616 470,333
Wireless Telecommunication Services — 0.2%
T-Mobile US, Inc. 8,968 1,874,402
Total Common Stocks
(Cost $917,175,425)
1,082,913,853
Number of
Rights
Rights — 0 .0%
Consumer Staples Distribution & Retail — 0.0%
Walgreens Boots Alliance,
Inc., CVR*‡
(Cost $–) 35 —
Shares
Securities Lending Reinvestments (d) — 0 .0% (b)
Investment Companies — 0 .0% (b)
Invesco Government & Agency Portfolio,
Institutional Class 3.91% (e)
(Cost $332,772) 332,772 332,772
Investments
Principal
Amount Value
Short-Term Investments — 4 .5%
Repurchase Agreements (f) — 4 .5%
Repurchase Agreements
with various counterparties,
rates 2.5% - 4.08%, dated
11/28/2025, due 12/01/2025,
total to be received
$50,416,603
(Cost $50,400,320) $ 50,400,320
$ 50,400,320
Total Investments — 101.8%
(Cost $967,908,517) 1,133,646,945
Liabilities in excess of other assets — (1.8%) (20,096,616)
Net Assets — 100.0% $ 1,113,550,329
* Non-income producing security.
‡ Value determined using significant unobservable inputs and is reported as a Level 3 security in the valuation hierarchy table located in Note 2 in Notes to the Financial Statements.
(a) All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $363,862,220.
(b) Represents less than 0.05% of net assets.
(c) The security or a portion of this security is on loan at November
30, 2025. The total value of securities on loan at November 30,
2025 was $322,150, collateralized in the form of cash with a value of $332,772 that was reinvested in the securities shown in the Securities Lending Reinvestment section of the Schedule of
Portfolio Investments.
(d) The security was purchased with cash collateral held from securities on loan at November 30, 2025. The total value of
securities purchased was $332,772.
(e) Rate shown is the 7-day yield as of November 30, 2025.
(f) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the
securities subject to repurchase.
Abbreviations
CVR Contingent Value Rights - No defined expiration
REIT Real Estate Investment Trust
As of November 30, 2025, the gross unrealized appreciation
(depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation $ 192,849,216
Aggregate gross unrealized depreciation (55,482,986)
Net unrealized appreciation $ 137,366,230
Federal income tax cost $ 967,908,517

See accompanying notes to the financial statements.
S&P 500
®
HIGH INCOME ETF :: NOVEMBER 30, 2025 (UNAUDITED)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
180
ISPY
::
Futures Contracts Purchased
S&P 500
®
High Income ETF had the following open long futures contracts as of November 30, 2025:
Number of
Contracts
AAAAAA
Expiration Date
AAAAAA
Trading
Currency
AA
Notional Amount
AAAAAA
Value and
Unrealized
Appreciation
AAAAAA
S&P 500
®
E-Mini Index 75 12/19/2025 U.S. Dollar $ 25,723,125 $ 800,718
Swap Agreements
a
S&P 500
®
High Income ETF had the following open non-exchange traded total return swap agreements as of November 30, 2025:
Notional
Amount
($)
A
Termination
Date
b
A
Counterparty
A
Rate Paid
(Received)
c
A
Reference
Instrument
A
Value and
Unrealized
Depreciation
d
($)
A
Financial
Instruments for
the Benefit of
(the Fund)/the
Counterparty
($)
A
Cash Collateral
for the
Benefit of
(the Fund)/the
Counterparty
($)
A
Net
Amount
e
($)
A
148,834,702 11/4/2027 BNP Paribas N/A
S&P 500
®
Daily
Covered Call Index (962,055) 962,055 — —
958,754,374 12/11/2025
Goldman Sachs
International N/A
S&P 500
®
Daily
Covered Call Index (28,210,861) 28,210,861 — —
1,107,589,076 (29,172,916)
Total Unrealized
Depreciation
(29,172,916)
a The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.
b Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
c No financing fee is paid or received on this swap.
d The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statement of
Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statement of
Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statement of Assets and Liabilities.
e Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

NOVEMBER 30, 2025 (UNAUDITED) :: S&P GLOBAL CORE BATTERY METALS ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
181
ION
::
See accompanying notes to the financial statements.
Investments
Shares Value
Common Stocks — 99 .6%
Broadline Retail — 0.6%
Wesfarmers Ltd. 699 $ 37,497
Chemicals — 25.3%
Albemarle Corp. 1,812 235,542
Chengxin Lithium Group Co.
Ltd., Class
a
A* 50,000 249,038
Ganfeng Lithium Group Co.
Ltd., Class
a
H(a) 25,041 157,534
Qinghai Salt Lake Industry Co.
Ltd., Class
a
A* 48,100 179,715
Sichuan Yahua Industrial Group
Co. Ltd., Class
a
A 24,800 79,137
Sociedad Quimica y Minera de
Chile SA, ADR* 3,836 246,731
Tianqi Lithium Corp., Class
a
A* 23,300 181,121
Zangge Mining Co. Ltd.,
Class
a
A 18,500 158,835
1,487,653
Construction & Engineering — 0.3%
Metallurgical Corp. of China
Ltd., Class
a
H 69,595 19,397
Electrical Equipment — 2.1%
Contemporary Amperex
Technology Co. Ltd., Class
a
A 600 31,631
Zhejiang Huayou Cobalt Co.
Ltd., Class
a
A 10,300 89,960
121,591
Metals & Mining — 70.3%
African Rainbow Minerals Ltd. 12,943 135,593
AMG Critical Materials NV 3,542 108,667
Aneka Tambang Tbk. 587,604 102,668
Anglo American plc 1,897 71,590
BHP Group Ltd. 2,009 54,846
Boliden AB* 2,051 98,149
China Nonferrous Mining Corp.
Ltd.(b) 41,642 79,961
CMOC Group Ltd., Class
a
H 49,387 102,508
Eramet SA(b) 1,865 115,993
First Quantum Minerals Ltd.* 4,553 103,737
Franco-Nevada Corp. 224 46,829
Glencore plc 12,375 59,102
IGO Ltd.* 51,186 227,029
Impala Platinum Holdings Ltd. 6,178 77,409
Jinchuan Group International
Resources Co. Ltd.*‡ 1,057,129 —
KGHM Polska Miedz SA* 580 33,646
Liontown Resources Ltd.(b) 283,200 266,248
Lundin Mining Corp. 6,427 120,082
Mineral Resources Ltd.* 5,143 165,372
Mitsui Kinzoku Co. Ltd. 247 28,194
MMG Ltd.* 68,030 60,379
Northam Platinum Holdings Ltd. 3,940 70,344
Pacific Metals Co. Ltd. 13,551 219,481
Pilbara Minerals Ltd.* 99,725 264,606
POSCO Holdings, Inc., ADR 226 11,996
Investments
Shares Value
Common Stocks (continued)
Sibanye Stillwater Ltd.* 21,501 $ 70,216
Sigma Lithium Corp.* 26,262 297,023
Sinomine Resource Group Co.
Ltd., Class
a
A 16,000 151,089
South32 Ltd. 61,500 129,739
Sumitomo Metal Mining Co.
Ltd. 550 18,070
Tibet Mineral Development Co.
Ltd., Class
a
A 47,500 185,592
Timah Tbk. PT 723,501 141,616
Vale Indonesia Tbk. PT 644,380 147,795
Vale SA, Class
a
B, ADR 7,005 88,333
Valterra Platinum Ltd. 1,272 88,492
Xizang Zhufeng Resources Co.
Ltd., Class
a
A 72,600 148,600
Zijin Mining Group Co. Ltd.,
Class
a
H 10,059 39,664
4,130,658
Trading Companies & Distributors — 1.0%
Sojitz Corp. 563 16,450
Sumitomo Corp. 1,136 35,621
Toyota Tsusho Corp. 255 8,250
60,321
Total Common Stocks
(Cost $4,367,425)
5,857,117
Securities Lending Reinvestments (c) — 6 .4%
Investment Companies — 6 .4%
Invesco Government & Agency Portfolio,
Institutional Class 3.91% (d)
(Cost $376,766) 376,766 376,766
Total Investments — 106.0%
(Cost $4,744,191) 6,233,883
Liabilities in excess of other assets — (6.0%) (353,921)
Net Assets — 100.0% $ 5,879,962
* Non-income producing security.
‡ Value determined using significant unobservable inputs and is reported as a Level 3 security in the valuation hierarchy table located in Note 2 in Notes to the Financial Statements.
(a) Security exempt from registration pursuant to Regulation
S under the Securities Act of 1933. Regulation S applies to
securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.
(b) The security or a portion of this security is on loan at November
30, 2025. The total value of securities on loan at November 30,
2025 was $360,116, collateralized in the form of cash with a value of $376,766 that was reinvested in the securities shown in the Securities Lending Reinvestment section of the Schedule of
Portfolio Investments.
(c) The security was purchased with cash collateral held from securities on loan at November 30, 2025. The total value of
securities purchased was $376,766.
(d) Rate shown is the 7-day yield as of November 30, 2025.
Abbreviations

See accompanying notes to the financial statements.
S&P GLOBAL CORE BATTERY METALS ETF :: NOVEMBER 30, 2025 (UNAUDITED)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
182
ION
::
ADR American Depositary Receipt
As of November 30, 2025, the gross unrealized appreciation
(depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation $ 1,569,006
Aggregate gross unrealized depreciation (111,949)
Net unrealized appreciation $ 1,457,057
Federal income tax cost $ 4,776,826
S&P Global Core Battery Metals ETF invested, as a percentage of net assets, in the following countries as of November 30, 2025:
China 31 .5%
Australia 19 .5%
Canada 9 .7%
South Africa 7 .5%
Indonesia 6 .7%
Japan 5 .5%
Chile 4 .2%
United States 4 .0%
United Kingdom 2 .2%
France 2 .0%
Netherlands 1 .8%
Sweden 1 .7%
Brazil 1 .5%
Hong Kong 1 .0%
Poland 0 .6%
South Korea 0 .2%
Other
a
0 .4%
100 .0%
a
Includes any non-equity securities and net other assets (liabilities).

NOVEMBER 30, 2025 (UNAUDITED) :: S&P KENSHO CLEANTECH ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
183
CTEX
::
See accompanying notes to the financial statements.
Investments
Shares Value
Common Stocks — 99 .7%
Automobiles — 2.3%
Tesla, Inc.* 290 $ 124,749
Building Products — 2.3%
Gibraltar Industries, Inc.* 2,463 123,052
Construction & Engineering — 5.7%
Arcosa, Inc. 1,697 180,798
Valmont Industries, Inc. 301 124,304
305,102
Diversified Consumer Services — 2.2%
ADT, Inc. 14,598 120,434
Electric Utilities — 2.1%
Genie Energy Ltd., Class
a
B 7,947 115,073
Electrical Equipment — 49.2%
American Superconductor
Corp.* 3,733 116,059
Array Technologies, Inc.* 22,896 171,949
Ballard Power Systems, Inc.* 57,834 164,249
Bloom Energy Corp., Class
a
A* 1,592 173,910
Energy Vault Holdings, Inc.* 52,560 180,806
Eos Energy Enterprises, Inc.(a) 12,399 186,605
Fluence Energy, Inc.* 6,836 134,259
FTC Solar, Inc.* 7,633 71,979
GE Vernova, Inc. 301 180,531
Generac Holdings, Inc.* 1,173 177,862
Nextpower, Inc., Class
a
A* 1,846 169,130
Plug Power, Inc.* 78,103 156,987
Shoals Technologies Group,
Inc., Class
a
A* 20,945 175,729
SunPower, Inc.* 105,191 181,980
Sunrun, Inc.* 8,696 176,094
T1 Energy, Inc.* 54,621 225,038
2,643,167
Electronic Equipment, Instruments & Components — 2.3%
Corning, Inc. 1,452 122,258
Energy Equipment & Services — 2.1%
Tenaris SA, ADR 2,886 116,075
Independent Power and Renewable Electricity Producers — 5.5%
Ormat Technologies, Inc. 1,554 175,462
ReNew Energy Global plc,
Class
a
A* 15,512 118,047
293,509
Machinery — 4.6%
Cummins, Inc. 250 124,495
Hyster-Yale, Inc. 4,218 122,659
247,154
Semiconductors & Semiconductor Equipment — 21.4%
Applied Materials, Inc. 516 130,161
Canadian Solar, Inc.* 6,325 171,724
Investments
Shares Value
Common Stocks (continued)
Daqo New Energy Corp., ADR* 5,176 $ 163,976
Enphase Energy, Inc.* 6,056 174,715
First Solar, Inc.* 663 180,946
JinkoSolar Holding Co. Ltd.,
ADR 5,834 152,501
SolarEdge Technologies, Inc.* 4,803 175,453
1,149,476
Total Common Stocks
(Cost $4,548,317)
5,360,049
Securities Lending Reinvestments (b) — 4 .3%
Investment Companies — 4 .3%
Invesco Government & Agency Portfolio,
Institutional Class 3.91% (c)
(Cost $231,130) 231,130 231,130
Total Investments — 104.0%
(Cost $4,779,447) 5,591,179
Liabilities in excess of other assets — (4.0%) (215,146)
Net Assets — 100.0% $ 5,376,033
* Non-income producing security.
(a) The security or a portion of this security is on loan at November
30, 2025. The total value of securities on loan at November 30,
2025 was $186,605, collateralized in the form of cash with a value of $231,130 that was reinvested in the securities shown in the Securities Lending Reinvestment section of the Schedule of
Portfolio Investments.
(b) The security was purchased with cash collateral held from securities on loan at November 30, 2025. The total value of
securities purchased was $231,130.
(c) Rate shown is the 7-day yield as of November 30, 2025.
Abbreviations
ADR American Depositary Receipt
As of November 30, 2025, the gross unrealized appreciation
(depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation $ 932,658
Aggregate gross unrealized depreciation (121,714)
Net unrealized appreciation $ 810,944
Federal income tax cost $ 4,780,235

See accompanying notes to the financial statements.
S&P KENSHO CLEANTECH ETF :: NOVEMBER 30, 2025 (UNAUDITED)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
184
CTEX
::
S&P Kensho Cleantech ETF invested, as a percentage of net assets, in the following countries as of November 30, 2025:
United States 87 .6%
Canada 6 .2%
China 5 .9%
Other
a
0 .3%
100 .0%
a Includes any non-equity securities and net other assets (liabilities).

NOVEMBER 30, 2025 (UNAUDITED) :: S&P KENSHO SMART FACTORIES ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
185
MAKX
::
See accompanying notes to the financial statements.
Investments
Shares Value
Common Stocks — 99 .8%
Electrical Equipment — 16.4%
Allient, Inc. 908 $ 48,905
Emerson Electric Co. 596 79,495
Rockwell Automation, Inc. 200 79,172
207,572
Electronic Equipment, Instruments & Components — 21.8%
Cognex Corp. 2,068 78,791
Ouster, Inc.* 3,235 74,275
Sanmina Corp.* 284 44,351
Zebra Technologies Corp.,
Class
a
A* 309 78,100
275,517
Machinery — 16.8%
3D Systems Corp.* 33,887 70,485
Dover Corp. 263 48,729
Flowserve Corp. 690 49,231
Stratasys Ltd.* 5,062 44,495
212,940
Metals & Mining — 3.7%
POSCO Holdings, Inc., ADR 876 46,498
Semiconductors & Semiconductor Equipment — 14.9%
Ambarella, Inc.* 506 37,535
Applied Materials, Inc. 209 52,721
ON Semiconductor Corp.* 980 49,235
Tower Semiconductor Ltd.* 454 49,082
188,573
Software — 14.0%
Autodesk, Inc.* 262 79,475
PTC, Inc.* 271 47,542
Synopsys, Inc.* 121 50,579
177,596
Trading Companies & Distributors — 3.9%
Applied Industrial Technologies,
Inc. 188 48,658
Wireless Telecommunication Services — 8.3%
SK Telecom Co. Ltd., ADR 2,852 57,582
Turkcell Iletisim Hizmetleri A/S,
ADR 8,384 46,866
104,448
Total Common Stocks
(Cost $1,084,470)
1,261,802
Total Investments — 99.8%
(Cost $1,084,470) 1,261,802
Other assets less liabilities — 0.2% 2,729
Net Assets — 100.0% $ 1,264,531
* Non-income producing security.
Abbreviations
ADR American Depositary Receipt
As of November 30, 2025, the gross unrealized appreciation
(depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation $ 297,850
Aggregate gross unrealized depreciation (121,894)
Net unrealized appreciation $ 175,956
Federal income tax cost $ 1,085,846

See accompanying notes to the financial statements.
S&P KENSHO SMART FACTORIES ETF :: NOVEMBER 30, 2025 (UNAUDITED)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
186
MAKX
::
S&P Kensho Smart Factories ETF invested, as a percentage of net assets, in the following countries as of November 30, 2025:
United States 84 .0%
South Korea 8 .2%
Israel 3 .9%
Turkey 3 .7%
Other
a
0 .2%
100 .0%
a Includes any non-equity securities and net other assets (liabilities).

NOVEMBER 30, 2025 (UNAUDITED) :: S&P MIDCAP 400
®
DIVIDEND ARISTOCRATS ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
187
REGL
::
See accompanying notes to the financial statements.
Investments
Shares Value
Common Stocks — 99 .7%
Automobiles — 1.9%
Thor Industries, Inc. 303,203 $ 32,024,301
Banks — 13.7%
Bank OZK 720,848 33,173,425
Commerce Bancshares, Inc. 612,737 33,032,652
Cullen/Frost Bankers, Inc. 266,376 32,956,039
International Bancshares Corp. 492,093 32,714,343
Prosperity Bancshares, Inc. 521,347 35,821,752
UMB Financial Corp. 294,324 32,693,510
United Bankshares, Inc. 925,419 34,462,603
234,854,324
Building Products — 1.8%
Carlisle Cos., Inc. 98,836 31,436,767
Capital Markets — 3.8%
Evercore, Inc., Class
a
A 103,408 33,097,799
SEI Investments Co. 402,755 32,566,769
65,664,568
Chemicals — 3.5%
RPM International, Inc. 293,359 31,462,753
Westlake Corp. 435,145 29,072,037
60,534,790
Commercial Services & Supplies — 3.7%
MSA Safety, Inc. 198,311 31,987,564
RB Global, Inc.(a) 327,721 32,182,202
64,169,766
Consumer Staples Distribution & Retail — 2.0%
Casey's General Stores, Inc. 60,137 34,305,753
Containers & Packaging — 5.5%
AptarGroup, Inc. 252,100 31,449,475
Silgan Holdings, Inc.(a) 735,318 29,148,006
Sonoco Products Co. 790,261 33,325,306
93,922,787
Electric Utilities — 4.0%
OGE Energy Corp. 705,866 32,314,545
Portland General Electric Co. 722,834 36,734,424
69,048,969
Food Products — 3.5%
Flowers Foods, Inc. 2,541,681 27,272,236
Marzetti Co. (The) 193,547 32,310,736
59,582,972
Gas Utilities — 10.0%
National Fuel Gas Co. 398,397 32,847,833
New Jersey Resources Corp. 710,304 34,151,416
ONE Gas, Inc. 397,812 33,312,777
Spire, Inc. 376,315 33,364,088
UGI Corp. 982,550 38,859,852
172,535,966
Investments
Shares Value
Common Stocks (continued)
Ground Transportation — 1.8%
Ryder System, Inc. 179,360 $ 31,066,946
Health Care Providers & Services — 3.8%
Chemed Corp. 74,632 32,777,628
Ensign Group, Inc. (The) 177,440 32,922,218
65,699,846
Insurance — 13.9%
American Financial Group, Inc. 247,547 34,092,173
Hanover Insurance Group, Inc.
(The) 187,083 34,713,251
Old Republic International
Corp. 780,840 35,996,724
Reinsurance Group of America,
Inc. 174,019 33,040,987
RenaissanceRe Holdings Ltd. 135,166 35,301,304
RLI Corp. 533,127 32,872,611
Unum Group 430,228 32,684,421
238,701,471
Leisure Products — 1.9%
Polaris, Inc.(a) 495,963 32,912,105
Machinery — 7.7%
Donaldson Co., Inc. 396,762 35,668,904
Graco, Inc. 401,759 33,121,012
Lincoln Electric Holdings, Inc. 137,220 32,854,585
Toro Co. (The) 443,203 30,908,977
132,553,478
Metals & Mining — 2.1%
Royal Gold, Inc. 178,601 36,406,028
Multi-Utilities — 4.3%
Black Hills Corp. 502,485 37,078,368
Northwestern Energy Group,
Inc. 532,010 36,756,571
73,834,939
Oil, Gas & Consumable Fuels — 2.1%
DT Midstream, Inc. 302,470 36,738,006
Pharmaceuticals — 1.2%
Perrigo Co. plc 1,514,443 20,217,814
Residential REITs — 1.9%
Equity LifeStyle Properties, Inc.,
REIT 517,399 32,528,875
Retail REITs — 1.9%
NNN REIT, Inc. 776,045 32,089,461
Trading Companies & Distributors — 1.9%
Applied Industrial Technologies,
Inc. 129,334 33,474,226

See accompanying notes to the financial statements.
S&P MIDCAP 400
®
DIVIDEND ARISTOCRATS ETF :: NOVEMBER 30, 2025 (UNAUDITED)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
188
REGL
::
Investments
Shares Value
Common Stocks (continued)
Water Utilities — 1.8%
Essential Utilities, Inc. 786,472 $ 31,136,426
Total Common Stocks
(Cost $1,541,965,250)
1,715,440,584
Securities Lending Reinvestments (b) — 1 .7%
Investment Companies — 1 .7%
Invesco Government & Agency Portfolio,
Institutional Class 3.91% (c)
(Cost $30,113,400) 30,113,400 30,113,400
Principal
Amount
Short-Term Investments — 0 .1%
Repurchase Agreements (d) — 0 .1%
Repurchase Agreements
with various counterparties,
rates 2.5% - 4.08%, dated
11/28/2025, due 12/1/2025,
total to be received $1,699,230
(Cost $1,698,680) $ 1,698,680
1,698,680
Total Investments — 101.5%
(Cost $1,573,777,330) 1,747,252,664
Liabilities in excess of other assets — (1.5%) (26,063,466)
Net Assets — 100.0% $ 1,721,189,198
(a) The security or a portion of this security is on loan at November
30, 2025. The total value of securities on loan at November 30,
2025 was $46,559,152, collateralized in the form of cash with a value of $30,113,400 that was reinvested in the securities shown in the Securities Lending Reinvestment section of the
Schedule of Portfolio Investments and $18,547,905 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% – 6.25%, and maturity dates ranging from December 11, 2025 – May 15, 2054. The total value of
collateral is $48,661,305.
(b) The security was purchased with cash collateral held from securities on loan at November 30, 2025. The total value of
securities purchased was $30,113,400.
(c) Rate shown is the 7-day yield as of November 30, 2025.
(d) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the
securities subject to repurchase.
Abbreviations
REIT Real Estate Investment Trust
As of November 30, 2025, the gross unrealized appreciation
(depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation $ 295,497,273
Aggregate gross unrealized depreciation (124,196,784)
Net unrealized appreciation $ 171,300,489
Federal income tax cost $ 1,575,952,175

NOVEMBER 30, 2025 (UNAUDITED) :: S&P TECHNOLOGY DIVIDEND ARISTOCRATS ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
189
TDV
::
See accompanying notes to the financial statements.
Investments
Shares Value
Common Stocks — 99 .7%
Communications Equipment — 5.1%
Cisco Systems, Inc. 97,401 $ 7,494,033
Motorola Solutions, Inc. 15,408 5,696,029
13,190,062
Electronic Equipment, Instruments & Components — 17.9%
Amphenol Corp., Class
a
A 53,383 7,521,665
Avnet, Inc. 134,333 6,382,161
Badger Meter, Inc. 37,690 6,729,173
CDW Corp. 44,014 6,347,699
Cognex Corp. 148,684 5,664,860
Littelfuse, Inc. 26,188 6,704,652
TE Connectivity plc 30,007 6,786,083
46,136,293
Financial Services — 11.0%
Cass Information Systems, Inc. 180,923 7,598,766
Jack Henry & Associates, Inc. 43,870 7,654,438
Mastercard, Inc., Class
a
A 12,041 6,628,932
Visa, Inc., Class
a
A 19,935 6,667,061
28,549,197
IT Services — 5.5%
Accenture plc, Class
a
A 27,590 6,897,500
International Business
Machines Corp. 23,973 7,397,588
14,295,088
Professional Services — 11.5%
Broadridge Financial Solutions,
Inc. 29,542 6,738,235
CSG Systems International, Inc. 103,553 8,156,870
Genpact Ltd. 172,987 7,621,807
SS&C Technologies Holdings,
Inc. 83,896 7,210,022
29,726,934
Semiconductors & Semiconductor Equipment — 31.5%
Analog Devices, Inc. 28,629 7,596,419
Applied Materials, Inc. 31,247 7,882,056
Broadcom, Inc. 20,230 8,151,881
KLA Corp. 6,220 7,311,423
Lam Research Corp. 48,687 7,595,172
Microchip Technology, Inc. 106,691 5,716,504
Monolithic Power Systems, Inc. 6,854 6,361,677
Power Integrations, Inc. 162,395 5,456,472
QUALCOMM, Inc. 40,645 6,832,018
Skyworks Solutions, Inc. 93,011 6,134,076
Texas Instruments, Inc. 40,290 6,779,598
Universal Display Corp. 47,181 5,611,236
81,428,532
Software — 12.0%
Dolby Laboratories, Inc.,
Class
a
A 102,384 6,905,801
Intuit, Inc. 10,263 6,507,563
Microsoft Corp. 13,208 6,498,468
Oracle Corp. 25,215 5,092,169
Investments
Shares Value
Common Stocks (continued)
Roper Technologies, Inc. 13,509 $ 6,027,986
31,031,987
Technology Hardware, Storage & Peripherals — 5.2%
Apple, Inc. 26,657 7,433,305
HP, Inc. 248,832 6,076,477
13,509,782
Total Common Stocks
(Cost $235,065,778)
257,867,875
Principal
Amount
Short-Term Investments — 0 .2%
Repurchase Agreements (a) — 0 .2%
Repurchase Agreements
with various counterparties,
rates 2.5% - 4.08%, dated
11/28/2025, due 12/1/2025,
total to be received $406,225
(Cost $406,095) $ 406,095
406,095
Total Investments — 99.9%
(Cost $235,471,873) 258,273,970
Other assets less liabilities — 0.1% 225,391
Net Assets — 100.0% $ 258,499,361
(a) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the
securities subject to repurchase.
As of November 30, 2025, the gross unrealized appreciation
(depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation $ 42,011,406
Aggregate gross unrealized depreciation (19,422,690)
Net unrealized appreciation $ 22,588,716
Federal income tax cost $ 235,685,254

SMART MATERIALS ETF :: NOVEMBER 30, 2025 (UNAUDITED)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
190
TINT
::
See accompanying notes to the financial statements.
Investments
Shares Value
Common Stocks — 99 .7%
Aerospace & Defense — 4.9%
Hexcel Corp. 1,053 $ 80,270
Chemicals — 59.9%
Akzo Nobel NV 1,134 73,739
Arkema SA 1,265 76,988
Axalta Coating Systems Ltd.* 2,642 79,603
Cabot Corp. 1,115 69,766
Chemours Co. (The) 4,052 51,825
Hansol Chemical Co. Ltd. 307 49,683
Ingevity Corp.* 987 51,551
LG Chem Ltd. 270 68,664
Neo Performance Materials,
Inc. 1,126 13,698
OCI Co. Ltd. 242 9,807
PPG Industries, Inc. 769 76,931
RPM International, Inc. 688 73,788
Sika AG (Registered) 384 75,667
Solvay SA 2,444 77,987
Syensqo SA 910 74,189
Zeon Corp. 5,827 66,568
990,454
Electrical Equipment — 1.0%
Mersen SA 661 16,682
Electronic Equipment, Instruments & Components — 8.7%
Corning, Inc. 844 71,065
LG Display Co. Ltd.* 7,289 62,152
Solus Advanced Materials Co.
Ltd. 1,901 11,039
144,256
Metals & Mining — 3.8%
Constellium SE, Class
a
A* 3,730 62,702
Pharmaceuticals — 5.5%
Merck & Co., Inc. 875 91,725
Semiconductors & Semiconductor Equipment — 15.9%
Applied Materials, Inc. 323 81,477
Duk San Neolux Co. Ltd.* 672 19,237
Innox Advanced Materials Co.
Ltd. 548 8,962
Kopin Corp.* 4,407 10,753
LX Semicon Co. Ltd. 440 15,498
NVIDIA Corp. 371 65,667
Universal Display Corp. 511 60,773
262,367
Total Common Stocks
(Cost $1,660,365)
1,648,456
Total Investments — 99.7%
(Cost $1,660,365) 1,648,456
Other assets less liabilities — 0.3% 4,382
Net Assets — 100.0% $ 1,652,838
* Non-income producing security.
As of November 30, 2025, the gross unrealized appreciation
(depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation $ 192,528
Aggregate gross unrealized depreciation (252,545)
Net unrealized depreciation $ (60,017)
Federal income tax cost $ 1,708,473

See accompanying notes to the financial statements.
NOVEMBER 30, 2025 (UNAUDITED) :: SMART MATERIALS ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
191
TINT
::
Smart Materials ETF invested, as a percentage of net assets, in the following countries as of November 30, 2025:
United States 52 .3%
South Korea 14 .8%
France 9 .5%
Belgium 9 .2%
Switzerland 4 .6%
Netherlands 4 .5%
Japan 4 .0%
Canada 0 .8%
Other
a
0 .3%
100 .0%
a Includes any non-equity securities and net other assets (liabilities).

SUPPLY CHAIN LOGISTICS ETF :: NOVEMBER 30, 2025 (UNAUDITED)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
192
SUPL
::
See accompanying notes to the financial statements.
Investments
Shares Value
Common Stocks — 95 .3%
Air Freight & Logistics — 30.6%
CH Robinson Worldwide, Inc. 256 $ 40,671
Deutsche Post AG 902 46,921
Expeditors International of
Washington, Inc. 297 43,629
FedEx Corp. 191 52,656
GXO Logistics, Inc.* 244 12,381
InPost SA* 488 5,719
J&T Global Express Ltd.* 11,460 14,101
JD Logistics, Inc.*(a) 5,032 7,866
Mainfreight Ltd. 180 6,942
SG Holdings Co. Ltd. 645 6,443
United Parcel Service, Inc.,
Class
a
B 426 40,807
ZTO Express Cayman, Inc. 985 20,179
298,315
Commercial Services & Supplies — 4.6%
Brambles Ltd. 2,809 44,278
Ground Transportation — 42.0%
Aurizon Holdings Ltd. 3,834 8,992
Canadian National Railway Co. 400 38,307
Canadian Pacific Kansas City
Ltd. 511 37,016
CSX Corp. 1,306 46,180
Full Truck Alliance Co. Ltd.,
ADR 1,941 22,030
JB Hunt Transport Services,
Inc. 171 29,747
Knight-Swift Transportation
Holdings, Inc., Class
a
A 342 15,664
Landstar System, Inc. 75 9,813
Norfolk Southern Corp. 168 49,071
Old Dominion Freight Line, Inc. 263 35,581
Rumo SA 2,646 8,353
Saia, Inc.* 58 16,330
TFI International, Inc. 172 15,000
Union Pacific Corp. 188 43,584
XPO, Inc.* 249 35,373
411,041
Hotels, Restaurants & Leisure — 3.7%
Amadeus IT Group SA 491 36,087
Marine Transportation — 14.4%
AP Moller - Maersk A/S,
Class
a
B 9 18,004
COSCO SHIPPING Holdings
Co. Ltd., Class
a
H(b) 5,679 9,665
Evergreen Marine Corp. Taiwan
Ltd. 3,703 21,179
HMM Co. Ltd. 1,302 16,945
Kawasaki Kisen Kaisha Ltd.(b) 1,155 15,369
Kuehne + Nagel International
AG (Registered) 103 20,662
Matson, Inc. 69 7,520
SITC International Holdings
Co. Ltd. 2,799 9,613
Investments
Shares Value
Common Stocks (continued)
Wan Hai Lines Ltd. 5,058 $ 12,989
Yang Ming Marine Transport
Corp. 5,142 8,519
140,465
Total Common Stocks
(Cost $869,165)
930,186
Master Limited Partnerships — 3 .7%
Multi-Utilities — 3.7%
Brookfield Infrastructure
Partners LP (Cost $32,710) 1,001 36,126
Securities Lending Reinvestments (c) — 1 .0%
Investment Companies — 1 .0%
Invesco Government & Agency Portfolio,
Institutional Class 3.91% (d)
(Cost $10,222) 10,222 10,222
Total Investments — 100.0%
(Cost $911,251) 976,534
Other assets less liabilities — 0.0%(e) 174
Net Assets — 100.0% $ 976,708
* Non-income producing security.
(a) Security exempt from registration pursuant to Regulation
S under the Securities Act of 1933. Regulation S applies to
securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.
(b) The security or a portion of this security is on loan at November
30, 2025. The total value of securities on loan at November
30, 2025 was $25,033, collateralized in the form of cash with a value of $10,222 that was reinvested in the securities shown in the Securities Lending Reinvestment section of the Schedule
of Portfolio Investments and $16,521 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% – 5.50%, and maturity dates ranging from January
27, 2026 – November 15, 2054. The total value of collateral is
$26,743.
(c) The security was purchased with cash collateral held from securities on loan at November 30, 2025. The total value of
securities purchased was $10,222.
(d) Rate shown is the 7-day yield as of November 30, 2025.
(e) Represents less than 0.05% of net assets.
As of November 30, 2025, the gross unrealized appreciation
(depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation $ 145,759
Aggregate gross unrealized depreciation (81,479)
Net unrealized appreciation $ 64,280
Federal income tax cost $ 912,254

See accompanying notes to the financial statements.
NOVEMBER 30, 2025 (UNAUDITED) :: SUPPLY CHAIN LOGISTICS ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
193
SUPL
::
Supply Chain Logistics ETF invested, as a percentage of net assets, in the following countries as of November 30, 2025:
United States 55 .0%
Canada 9 .3%
China 5 .5%
Australia 5 .5%
Germany 4 .8%
Taiwan 4 .4%
Spain 3 .7%
Japan 2 .2%
Switzerland 2 .1%
Denmark 1 .8%
South Korea 1 .7%
Brazil 0 .9%
Hong Kong 0 .8%
New Zealand 0 .7%
Netherlands 0 .6%
Other
a
1 .0%
100 .0%
a Includes any non-equity securities and net other assets (liabilities).

194 :: NOVEMBER 30, 2025 (UNAUDITED) :: STATEMENTS OF ASSETS AND LIABILITIES
PROSHARES TRUST
STATEMENTS OF ASSETS AND LIABILITIES

STATEMENTS OF ASSETS AND LIABILITIES :: NOVEMBER 30, 2025 (UNAUDITED) :: 195
PROSHARES TRUST
See accompanying notes to the financial statements.
Big Data Refiners
ETF
Decline of the Retail
Store ETF
DJ Brookfield
Global
Infrastructure ETF
Equities for Rising
Rates ETF
Global Listed
Private Equity ETF
ASSETS:
Securities and Repurchase
Agreements, at cost
$ 6,660,793 $ 3,139,984 $ 146,902,369 $ 11,387,333 $ 14,437,959
Securities, at value
(a)
6,629,254 — 151,638,337 12,083,002 13,840,896
Repurchase Agreements, at value
— 3,139,984 412,315 20,053 74,272
Cash 132,119 76,671 — — —
Foreign cash
(b)
1,514 — 107,087 — 1,863
Segregated cash balances with
custodian for swap agreements — 314,000 — — —
Cash segregated as collateral — — 413,340 — —
Dividends and interest receivable — 1,864 443,517 20,163 21,641
Receivable for security lending income 35 — 14,021 — 1,875
Receivable from Advisor — — — — 6,634
Reclaims receivable — — 56,366 — 20,662
Prepaid expenses — — — — 553
Total Assets
6,762,922 3,532,519 153,084,983 12,123,218 13,968,396
LIABILITIES:
Cash overdraft — — — — 241
Collateral upon receipt of securities
in-kind — — 413,340 — —
Payable for investments purchased 146,283 — — — —
Payable for cash collateral received
from securities loaned 46,533 — 471,614 — 962,339
Payable to Advisor 3,255 1,607 54,704 3,096 —
Custodian fees payable — — — — 930
Administration fees payable — — — — 13,421
Trustee fees payable 38 17 798 60 78
Compliance services fees payable 12 5 256 19 22
Listing, Data and related fees payable — — — — 12,612
Professional fees payable — — — — 24,227
Unrealized depreciation on non-
exchange traded swap agreements — 270,995 — — —
Other liabilities — — — — 2,589
Total Liabilities
196,121 272,624 940,712 3,175 1,016,459
Commitments and contingencies
(Note 4)
NET ASSETS
$ 6,566,801 $ 3,259,895 $ 152,144,271 $ 12,120,043 $ 12,951,937
NET ASSETS CONSIST OF:
Paid in Capital $ 6,772,851 $ 36,336,092 $ 154,098,441 $ 20,742,340 $ 21,295,191
Distributable earnings (loss) (206,050) (33,076,197) (1,954,170) (8,622,297) (8,343,254)
NET ASSETS
$ 6,566,801 $ 3,259,895 $ 152,144,271 $ 12,120,043 $ 12,951,937
Shares (unlimited number of shares
authorized, no par value) 150,001 270,001 2,770,001 190,001 510,001
Net Asset Value $ 43.78 $ 12.07 $ 54.93 $ 63.79 $ 25.40
(a) Includes securities on loan valued at: $ 186,849 $ — $ 2,427,545 $ — $ 946,276
(b) Cost of foreign cash: $ 1,499 $ — $ 106,960 $ — $ 1,857

196 :: NOVEMBER 30, 2025 (UNAUDITED) :: STATEMENTS OF ASSETS AND LIABILITIES
PROSHARES TRUST
See accompanying notes to the financial statements.
Hedge Replication
ETF
High Yield-Interest
Rate Hedged
Inflation
Expectations ETF
Investment Grade-
Interest Rate
Hedged
K-1 Free Crude Oil
ETF
(b)
ASSETS:
Securities and Repurchase
Agreements, at cost
$ 22,366,751 $ 158,407,339 $ 17,035,639 $ 258,537,825 $ 50,211,369
Securities, at value
(a)
19,838,428 157,220,097 — 264,213,605 —
Repurchase Agreements, at value
3,890,592 3,394,655 17,035,639 3,311,487 50,211,369
Cash 234,181 8,951 — 11,732 3,351,229
Segregated cash balances with
brokers for futures contracts 56,430 1,702,358 — 7,312,178 5,875,655
Segregated cash balances with
custodian for swap agreements 194,332 — 1,292,268 — —
Dividends and interest receivable 4,625 2,883,294 8,566 3,334,011 19,398
Receivable for security lending income — 3,986 — 514 —
Receivable for investments sold 2,911 — — — —
Receivable from Advisor — — 3,914 — —
Receivable for variation margin on
futures contracts — 144,913 — 752,850 —
Unrealized appreciation on non-
exchange traded swap agreements 489,682 — 233,354 — —
Prepaid expenses 714 — 727 — —
Total Assets
24,711,895 165,358,254 18,574,468 278,936,377 59,457,651
LIABILITIES:
Payable for cash collateral received
from securities loaned 44 2,481,273 — 2,041,755 —
Payable to Advisor 4,781 68,482 — 67,988 30,052
Management Services fees payable 2,009 — — — —
Custodian fees payable 31,525 — 377 — —
Administration fees payable 13,740 — 7,617 — —
Trustee fees payable 138 940 122 1,491 388
Compliance services fees payable 45 261 42 435 146
Listing, Data and related fees payable 12,447 — 8,944 — —
Professional fees payable 20,615 — 18,566 — —
Payable for variation margin on futures
contracts 945 — — — 241,790
Unrealized depreciation on non-
exchange traded swap agreements 29,369 — 482,442 — —
Other liabilities 2,927 — 2,639 — —
Total Liabilities
118,585 2,550,956 520,749 2,111,669 272,376
Commitments and contingencies
(Note 4)
NET ASSETS
$ 24,593,310 $ 162,807,298 $ 18,053,719 $ 276,824,708 $ 59,185,275
NET ASSETS CONSIST OF:
Paid in Capital $ 23,236,812 $ 200,257,654 $ 25,414,760 $ 307,053,063 $ 15,998,056
Distributable earnings (loss) 1,356,498 (37,450,356) (7,361,041) (30,228,355) 43,187,219
NET ASSETS
$ 24,593,310 $ 162,807,298 $ 18,053,719 $ 276,824,708 $ 59,185,275
Shares (unlimited number of shares
authorized, no par value) 475,000 2,525,001 560,001 3,525,001 1,559,034
Net Asset Value $ 51.78 $ 64.48 $ 32.24 $ 78.53 $ 37.96
(a) Includes securities on loan valued at: $ — $ 2,397,190 $ — $ 1,968,525 $ —
(b) Consolidated Statement of Assets and Liabilities.

STATEMENTS OF ASSETS AND LIABILITIES :: NOVEMBER 30, 2025 (UNAUDITED) :: 197
PROSHARES TRUST
See accompanying notes to the financial statements.
Large Cap Core
Plus
Long Online/Short
Stores ETF Merger ETF Metaverse ETF
MSCI EAFE
Dividend Growers
ETF
ASSETS:
Securities and Repurchase
Agreements, at cost
$ 373,461,063 $ 5,698,136 $ 12,291,547 $ 5,054,319 $ 58,124,618
Securities, at value
(a)
442,351,726 6,448,575 11,877,071 6,265,805 65,225,115
Repurchase Agreements, at value
36,158,939 524,989 772,912 — 60,933
Cash 6,424 7,558 — 5,622 —
Foreign cash
(b)
— — 6,614 — 63,084
Segregated cash balances with
custodian for swap agreements — 659,800 504,954 — —
Dividends and interest receivable 479,073 3,340 3,674 2,478 162,218
Receivable for security lending income 64 — 266 170 721
Receivable for investments sold — 273,619 — — —
Receivable from Advisor — — 4,367 — —
Reclaims receivable — — 1,403 146 445,253
Unrealized appreciation on non-
exchange traded swap agreements 11,251,749 343,183 335,382 — —
Unrealized appreciation on forward
foreign currency contracts — — 3,850 — —
Prepaid expenses — — 542 — —
Total Assets
490,247,975 8,261,064 13,511,035 6,274,221 65,957,324
LIABILITIES:
Cash overdraft — — — — 8
Payable for investments purchased — 275,887 301,716 — —
Payable for cash collateral received
from securities loaned 489,600 — 550,588 197,952 1,346,647
Payable to Advisor 177,464 3,997 — 2,899 26,813
Administration fees payable — — 13,421 — —
Trustee fees payable 2,616 46 66 33 386
Compliance services fees payable 790 15 19 9 130
Listing, Data and related fees payable — — 12,611 — —
Professional fees payable — — 18,188 — —
Unrealized depreciation on non-
exchange traded swap agreements 2,598,049 460,954 261 — —
Unrealized depreciation on
forward  foreign currency contracts — — 6,283 — —
Due to broker — — 136,500 — —
Other liabilities — — 1,545 — —
Total Liabilities
3,268,519 740,899 1,041,198 200,893 1,373,984
Commitments and contingencies
(Note 4)
NET ASSETS
$ 486,979,456 $ 7,520,165 $ 12,469,837 $ 6,073,328 $ 64,583,340
NET ASSETS CONSIST OF:
Paid in Capital $ 355,757,800 $ 72,412,624 $ 11,270,944 $ 5,385,400 $ 68,084,594
Distributable earnings (loss) 131,221,656 (64,892,459) 1,198,893 687,928 (3,501,254)
NET ASSETS
$ 486,979,456 $ 7,520,165 $ 12,469,837 $ 6,073,328 $ 64,583,340
Shares (unlimited number of shares
authorized, no par value) 6,170,000 125,001 275,001 100,001 1,530,001
Net Asset Value $ 78.93 $ 60.16 $ 45.34 $ 60.73 $ 42.21
(a) Includes securities on loan valued at: $ 473,416 $ — $ 538,554 $ 196,324 $ 1,284,469
(b) Cost of foreign cash: $ — $ — $ 6,555 $ — $ 62,970

198 :: NOVEMBER 30, 2025 (UNAUDITED) :: STATEMENTS OF ASSETS AND LIABILITIES
PROSHARES TRUST
See accompanying notes to the financial statements.
MSCI Emerging
Markets Dividend
Growers ETF
MSCI Europe
Dividend Growers
ETF
MSCI
Transformational
Changes ETF
Nanotechnology
ETF
Nasdaq-100 Dorsey
Wright Momentum
ETF
ASSETS:
Securities and Repurchase
Agreements, at cost
$ 7,011,658 $ 7,885,301 $ 5,942,935 $ 4,799,627 $ 7,567,214
Securities, at value
(a)
7,290,817 8,479,385 7,682,413 5,292,394 9,610,308
Repurchase Agreements, at value
41,896 12,449 23,441 — 4,391
Cash — — 41 13,053 —
Foreign cash
(b)
5,090 5,233 149,630 513 —
Due from Custodian 149,707 — — — —
Dividends and interest receivable 2,106 13,618 3,186 5,560 4,240
Receivable for security lending income — 104 23 33 —
Reclaims receivable — 79,568 20,910 — —
Total Assets
7,489,616 8,590,357 7,879,644 5,311,553 9,618,939
LIABILITIES:
Payable for investments purchased 149,707 — 144,015 — —
Payable for cash collateral received
from securities loaned — — 46,515 134,707 —
Payable to Advisor 3,569 3,842 2,811 2,428 4,724
Trustee fees payable 41 44 45 29 61
Compliance services fees payable 14 16 14 7 19
Other liabilities 27,632
(c)
— 1,338
(d)
— —
Total Liabilities
180,963 3,902 194,738 137,171 4,804
Commitments and contingencies
(Note 4)
NET ASSETS
$ 7,308,653 $ 8,586,455 $ 7,684,906 $ 5,174,382 $ 9,614,135
NET ASSETS CONSIST OF:
Paid in Capital $ 13,490,578 $ 9,876,095 $ 12,674,658 $ 4,769,511 $ 13,580,346
Distributable earnings (loss) (6,181,925) (1,289,640) (4,989,752) 404,871 (3,966,211)
NET ASSETS
$ 7,308,653 $ 8,586,455 $ 7,684,906 $ 5,174,382 $ 9,614,135
Shares (unlimited number of shares
authorized, no par value) 155,001 165,001 150,001 100,001 200,001
Net Asset Value $ 47.15 $ 52.04 $ 51.23 $ 51.74 $ 48.07
(a) Includes securities on loan valued at: $ — $ — $ 93,011 $ 132,971 $ —
(b) Cost of foreign cash: $ 5,075 $ 5,220 $ 149,585 $ 503 $ —
(c) Includes payable for deferred India capital gains tax of $27,632.
(d) Includes payable for deferred India capital gains tax of $1,338.

STATEMENTS OF ASSETS AND LIABILITIES :: NOVEMBER 30, 2025 (UNAUDITED) :: 199
PROSHARES TRUST
See accompanying notes to the financial statements.
Nasdaq-100
Dynamic Buffer ETF
Nasdaq-100 High
Income ETF On-Demand ETF Online Retail ETF Pet Care ETF
ASSETS:
Securities and Repurchase
Agreements, at cost
$ 1,540,589 $ 261,179,958 $ 6,261,172 $ 67,582,920 $ 50,449,362
Securities, at value
(a)
1,281,758 296,221,070 6,705,534 82,227,644 50,196,999
Repurchase Agreements, at value
319,225 9,509,300 — 66,151 408,279
Cash 46 10,726 19,578 — —
Foreign cash
(b)
— — 212 — 20,023
Segregated cash balances with
brokers for futures contracts — 588,978 — — —
Dividends and interest receivable 796 160,729 — 21,820 45,110
Receivable for security lending income — 50 66 — 26
Receivable for investments sold 5,797 1,874,645 — 3,484,480 —
Reclaims receivable — — — — 156,982
Receivable for variation margin on
futures contracts — 57,900 — — —
Total Assets
1,607,622 308,423,398 6,725,390 85,800,095 50,827,419
LIABILITIES:
Payable for investments purchased 809 — — 3,511,853 —
Payable for cash collateral received
from securities loaned — — 341,450 — 582,250
Payable to Advisor 604 135,243 3,097 36,467 19,981
Trustee fees payable 28 1,029 27 440 315
Compliance services fees payable 8 316 7 155 111
Unrealized depreciation on non-
exchange traded swap agreements 324,212 2,032,874 — — —
Other liabilities — — — — 514
(c)
Total Liabilities
325,661 2,169,462 344,581 3,548,915 603,171
Commitments and contingencies
(Note 4)
NET ASSETS
$ 1,281,961 $ 306,253,936 $ 6,380,809 $ 82,251,180 $ 50,224,248
NET ASSETS CONSIST OF:
Paid in Capital $ 1,560,444 $ 277,311,278 $ 6,751,585 $ 425,661,465 $ 134,293,592
Distributable earnings (loss) (278,483) 28,942,658 (370,776) (343,410,285) (84,069,344)
NET ASSETS
$ 1,281,961 $ 306,253,936 $ 6,380,809 $ 82,251,180 $ 50,224,248
Shares (unlimited number of shares
authorized, no par value) 30,001 6,800,001 150,001 1,380,001 900,001
Net Asset Value $ 42.73 $ 45.04 $ 42.54 $ 59.60 $ 55.80
(a) Includes securities on loan valued at: $ — $ — $ 325,021 $ — $ 1,722,122
(b) Cost of foreign cash: $ — $ — $ 207 $ — $ 19,919
(c) Includes payable for deferred Thailand capital gains tax of $514.

200 :: NOVEMBER 30, 2025 (UNAUDITED) :: STATEMENTS OF ASSETS AND LIABILITIES
PROSHARES TRUST
See accompanying notes to the financial statements.
Russell 2000
Dividend Growers
ETF
Russell 2000
Dynamic Buffer ETF
Russell 2000 High
Income ETF
Russell U.S.
Dividend Growers
ETF
S&P 500
®
Dividend
Aristocrats ETF
ASSETS:
Securities and Repurchase
Agreements, at cost
$ 588,258,855 $ 1,057,602 $ 82,989,378 $ 4,423,035 $ 9,830,098,444
Securities, at value
(a)
626,893,576 966,681 85,696,755 4,268,980 11,337,713,620
Repurchase Agreements, at value
936,611 90,850 3,722,932 3,717 13,044,806
Cash — 16 — — —
Segregated cash balances with
brokers for futures contracts — 10,467 345,427 — —
Segregated cash balances with
custodian for swap agreements — 334,000 1,156,869 — —
Dividends and interest receivable 665,699 1,492 56,340 11,713 22,721,525
Receivable for security lending income 412 11 2,045 — 139
Receivable for investments sold 1,327,504 737 336,233 — —
Receivable for variation margin on
futures contracts — 619 20,421 — —
Total Assets
629,823,802 1,404,873 91,337,022 4,284,410 11,373,480,090
LIABILITIES:
Cash overdraft — — 1,223 — —
Due to custodian — 769 — — —
Payable for capital shares redeemed 1,337,908 — — — —
Payable for cash collateral received
from securities loaned 812,450 6,289 1,796,251 — 2,401,864
Payable to Advisor 203,068 675 38,009 1,204 3,204,943
Trustee fees payable 3,739 29 325 26 65,109
Compliance services fees payable 1,149 8 68 9 20,282
Unrealized depreciation on non-
exchange traded swap agreements — 311,694 1,070,991 — —
Total Liabilities
2,358,314 319,464 2,906,867 1,239 5,692,198
Commitments and contingencies
(Note 4)
NET ASSETS
$ 627,465,488 $ 1,085,409 $ 88,430,155 $ 4,283,171 $ 11,367,787,892
NET ASSETS CONSIST OF:
Paid in Capital $ 671,884,483 $ 1,516,663 $ 87,124,255 $ 5,295,062 $ 10,113,194,933
Distributable earnings (loss) (44,418,995) (431,254) 1,305,900 (1,011,891) 1,254,592,959
NET ASSETS
$ 627,465,488 $ 1,085,409 $ 88,430,155 $ 4,283,171 $ 11,367,787,892
Shares (unlimited number of shares
authorized, no par value) 9,380,001 25,001 2,200,001 90,001 108,100,001
Net Asset Value $ 66.89 $ 43.41 $ 40.20 $ 47.59 $ 105.16
(a) Includes securities on loan valued at: $ 791,677 $ 11,169 $ 2,328,218 $ — $ 2,379,693

STATEMENTS OF ASSETS AND LIABILITIES :: NOVEMBER 30, 2025 (UNAUDITED) :: 201
PROSHARES TRUST
See accompanying notes to the financial statements.
S&P 500
®
Dynamic
Buffer ETF
S&P 500
®
Ex-
Energy ETF
S&P 500
®
Ex-
Financials ETF
S&P 500
®
Ex-Health
Care ETF
S&P 500
®
Ex-
Technology ETF
ASSETS:
Securities and Repurchase
Agreements, at cost
$ 1,802,164 $ 49,062,008 $ 47,216,428 $ 23,900,417 $ 218,632,854
Securities, at value
(a)
1,778,817 75,284,504 69,025,502 34,948,516 240,485,926
Repurchase Agreements, at value
190,551 172,482 40,617 34,171 139,900
Cash — 13,496 13,482 6,746 63,895
Segregated cash balances with
brokers for futures contracts 49,253 — — — —
Segregated cash balances with
custodian for swap agreements 546,343 — — — —
Dividends and interest receivable 2,884 56,249 64,100 29,246 270,251
Receivable for security lending income — 39 42 20 187
Receivable for variation margin on
futures contracts 1,575 — — — —
Total Assets
2,569,423 75,526,770 69,143,743 35,018,699 240,960,159
LIABILITIES:
Cash overdraft 127 — — — —
Payable for cash collateral received
from securities loaned 1,236 13,152 14,120 6,691 53,481
Payable to Advisor 998 5,280 4,892 2,475 16,879
Trustee fees payable 44 375 338 167 1,120
Compliance services fees payable 13 110 103 51 268
Unrealized depreciation on non-
exchange traded swap agreements 452,705 — — — —
Total Liabilities
455,123 18,917 19,453 9,384 71,748
Commitments and contingencies
(Note 4)
NET ASSETS
$ 2,114,300 $ 75,507,853 $ 69,124,290 $ 35,009,315 $ 240,888,411
NET ASSETS CONSIST OF:
Paid in Capital $ 2,423,351 $ 50,026,485 $ 42,954,101 $ 24,082,662 $ 219,003,866
Distributable earnings (loss) (309,051) 25,481,368 26,170,189 10,926,653 21,884,545
NET ASSETS
$ 2,114,300 $ 75,507,853 $ 69,124,290 $ 35,009,315 $ 240,888,411
Shares (unlimited number of shares
authorized, no par value) 50,001 1,020,002 930,002 470,002 2,320,001
Net Asset Value $ 42.29 $ 74.03 $ 74.33 $ 74.49 $ 103.83
(a) Includes securities on loan valued at: $ 1,206 $ 13,038 $ 13,960 $ 6,614 $ 62,928

202 :: NOVEMBER 30, 2025 (UNAUDITED) :: STATEMENTS OF ASSETS AND LIABILITIES
PROSHARES TRUST
See accompanying notes to the financial statements.
S&P 500
®
High
Income ETF
S&P Global Core
Battery Metals ETF
S&P Kensho
Cleantech ETF
S&P Kensho Smart
Factories ETF
S&P MidCap 400
®
Dividend Aristocrats
ETF
ASSETS:
Securities and Repurchase
Agreements, at cost
$ 967,908,517 $ 4,744,191 $ 4,779,447 $ 1,084,470 $ 1,573,777,330
Securities, at value
(a)
1,083,246,625 6,233,883 5,591,179 1,261,802 1,745,553,984
Repurchase Agreements, at value
50,400,320 — — — 1,698,680
Cash 207,725 18,940 7,127 2,216 —
Foreign cash
(b)
— 738 — — —
Segregated cash balances with
brokers for futures contracts 3,693,945 — — — —
Cash segregated as collateral — 351,989 — — —
Dividends and interest receivable 1,002,636 3,494 2,603 1,125 4,617,282
Receivable for security lending income 528 1,437 104 — 725
Receivable for investments sold 4,885,605 — 1,269,765 — —
Reclaims receivable — 405 — — —
Receivable for variation margin on
futures contracts 118,127 — — — —
Total Assets
1,143,555,511 6,610,886 6,870,778 1,265,143 1,751,870,671
LIABILITIES:
Collateral upon receipt of securities
in-kind — 351,989 — — —
Payable for investments purchased — — 1,261,479 — —
Payable for cash collateral received
from securities loaned 332,772 376,766 231,130 — 30,113,400
Payable to Advisor 493,633 2,150 2,120 604 555,256
Trustee fees payable 4,622 15 13 6 9,704
Compliance services fees payable 1,239 4 3 2 3,113
Unrealized depreciation on non-
exchange traded swap agreements 29,172,916 — — — —
Total Liabilities
30,005,182 730,924 1,494,745 612 30,681,473
Commitments and contingencies
(Note 4)
NET ASSETS
$ 1,113,550,329 $ 5,879,962 $ 5,376,033 $ 1,264,531 $ 1,721,189,198
NET ASSETS CONSIST OF:
Paid in Capital $ 1,046,335,935 $ 5,188,611 $ 8,813,221 $ 1,481,139 $ 1,549,747,221
Distributable earnings (loss) 67,214,394 691,351 (3,437,188) (216,608) 171,441,977
NET ASSETS
$ 1,113,550,329 $ 5,879,962 $ 5,376,033 $ 1,264,531 $ 1,721,189,198
Shares (unlimited number of shares
authorized, no par value) 24,300,001 125,001 150,001 25,001 20,310,001
Net Asset Value $ 45.83 $ 47.04 $ 35.84 $ 50.58 $ 84.75
(a) Includes securities on loan valued at: $ 322,150 $ 360,116 $ 186,605 $ — $ 46,559,152
(b) Cost of foreign cash: $ — $ 737 $ — $ — $ —

STATEMENTS OF ASSETS AND LIABILITIES :: NOVEMBER 30, 2025 (UNAUDITED) :: 203
PROSHARES TRUST
See accompanying notes to the financial statements.
S&P Technology
Dividend Aristocrats
ETF
Smart Materials
ETF
Supply Chain
Logistics ETF
ASSETS:
Securities and Repurchase Agreements, at cost
$ 235,471,873 $ 1,660,365 $ 911,251
Securities, at value
(a)
257,867,875 1,648,456 976,534
Repurchase Agreements, at value
406,095 — —
Cash — 1,593 2,728
Foreign cash
(b)
— 248 223
Dividends and interest receivable 325,019 2,055 1,850
Receivable for security lending income — — 7
Reclaims receivable — 1,271 6,053
Total Assets
258,598,989 1,653,623 987,395
LIABILITIES:
Payable for cash collateral received from securities loaned — — 10,222
Payable to Advisor 97,744 773 457
Trustee fees payable 1,425 9 6
Compliance services fees payable 459 3 2
Total Liabilities
99,628 785 10,687
Commitments and contingencies
(Note 4)
NET ASSETS
$ 258,499,361 $ 1,652,838 $ 976,708
NET ASSETS CONSIST OF:
Paid in Capital $ 213,612,923 $ 2,112,137 $ 1,101,139
Distributable earnings (loss) 44,886,438 (459,299) (124,431)
NET ASSETS
$ 258,499,361 $ 1,652,838 $ 976,708
Shares (unlimited number of shares authorized, no par value) 2,990,001 50,001 25,001
Net Asset Value $ 86.45 $ 33.06 $ 39.07
(a) Includes securities on loan valued at: $ — $ — $ 25,033
(b) Cost of foreign cash: $ — $ 248 $ 221

204 :: NOVEMBER 30, 2025 (UNAUDITED) :: STATEMENTS OF OPERATIONS
PROSHARES TRUST
STATEMENTS OF OPERATIONS

STATEMENTS OF OPERATIONS :: NOVEMBER 30, 2025 (UNAUDITED) :: 205
PROSHARES TRUST
See accompanying notes to the financial statements
Big Data Refiners
ETF
Decline of the
Retail Store ETF
DJ Brookfield
Global
Infrastructure
ETF
Equities for
Rising Rates ETF
Global Listed
Private Equity
ETF
Six Months
Ended November
30, 2025
Six Months
Ended November
30, 2025
Six Months
Ended November
30, 2025
Six Months
Ended November
30, 2025
Six Months
Ended November
30, 2025
INVESTMENT INCOME:
Dividends $ 4,042 $ — $ 2,482,417 $ 88,321 $ 468,487
Interest — 57,840 11,589 401 2,035
Securities lending income, net of rebates and/or fees
paid to borrowers on income (Note 2) 184 — 44,085 — 6,069
Foreign withholding tax on income (338) — (160,906) — (5,331)
Total Investment Income
3,888 57,840 2,377,185 88,722 471,260
EXPENSES:
Advisory fees (Note 4) 20,337 8,653 333,977 17,375 34,722
Management Services fees (Note 4) — — — — 6,944
Professional fees — — — — 12,552
Administration fees (Note 5) — — — — 40,047
Custodian fees (Note 6) — — — — 3,702
Printing and Shareholder reports — — — — 1,452
Listing, Data and related fees (Note 7) — — — — 18,135
Trustees fees and expenses (Note 8) 60 23 1,227 87 121
Compliance services fees (Note 4) 18 7 390 25 37
Excise tax — — 450 — —
Other fees — — — — 2,418
Total Gross Expenses before fees waived and/or
reimbursed
20,415 8,683 336,044 17,487 120,130
LESS:
Expenses waived and/or reimbursed by Advisor
(Note 4) — — — — (78,482)
Total Net Expenses
20,415 8,683 336,044 17,487 41,648
Net Investment Income (Loss)
(16,527) 49,157 2,041,141 71,235 429,612
NET REALIZED GAIN (LOSS) FROM:
Transactions in investment securities 126,027 — (956,637) 589,295 (274,918)
In-kind redemptions of investments 740,782 — 3,046,689 256,953 235,610
Foreign currency transactions 37 — 4,695 — (170)
Net realized gain (loss)
866,846 — 2,094,747 846,248 (39,478)
CHANGE IN NET UNREALIZED APPRECIATION/
DEPRECIATION FROM:
Investment securities (1,065,275) — 1,855,100 164,936 (735,549)
Non-exchange traded swap agreements — (150,763) — — —
Foreign currency translations 2 — (1,092) — 256
Change in net unrealized appreciation/depreciation
(1,065,273) (150,763) 1,854,008 164,936 (735,293)
Net realized and unrealized gain (loss)
(198,427) (150,763) 3,948,755 1,011,184 (774,771)
Change in Net Assets Resulting from Operations
$ (214,954) $ (101,606) $ 5,989,896 $ 1,082,419 $ (345,159)

206 :: NOVEMBER 30, 2025 (UNAUDITED) :: STATEMENTS OF OPERATIONS
PROSHARES TRUST
See accompanying notes to the financial statements
A
Hedge
Replication ETF
High Yield-
Interest Rate
Hedged
Inflation
Expectations
ETF
Investment
Grade-Interest
Rate Hedged
K-1 Free Crude
Oil ETF
(a)
Six Months
Ended November
30, 2025
Six Months
Ended November
30, 2025
Six Months
Ended November
30, 2025
Six Months
Ended November
30, 2025
Six Months
Ended November
30, 2025
INVESTMENT INCOME:
Dividends $ 21,411 $ — $ — $ — $ —
Interest 416,395 6,048,579 470,105 7,282,647 1,151,942
Securities lending income, net of rebates and/or fees
paid to borrowers on income (Note 2) 1 25,223 — 2,581 —
Foreign withholding tax on income (48) — — — —
Total Investment Income
437,759 6,073,802 470,105 7,285,228 1,151,942
EXPENSES:
Advisory fees (Note 4) 91,449 416,446 62,403 402,244 217,041
Management Services fees (Note 4) 12,193 — 11,346 — —
Professional fees 15,160 — 9,517 — —
Administration fees (Note 5) 40,999 — 22,725 — —
Custodian fees (Note 6) 30,742 — 759 — —
Printing and Shareholder reports 1,748 — 1,481 — —
Listing, Data and related fees (Note 7) 40,690 — 14,704 — —
Trustees fees and expenses (Note 8) 209 1,454 201 2,306 590
Compliance services fees (Note 4) 63 446 64 701 170
Futures Commission Merchant fees — — — — 13,417
Other fees 2,685 — 2,697 — —
Total Gross Expenses before fees waived and/or
reimbursed
235,938 418,346 125,897 405,251 231,218
LESS:
Expenses waived and/or reimbursed by Advisor
(Note 4) (120,073) — (91,865) — —
Total Net Expenses
115,865 418,346 34,032 405,251 231,218
Net Investment Income (Loss)
321,894 5,655,456 436,073 6,879,977 920,724
NET REALIZED GAIN (LOSS) FROM:
Transactions in investment securities 170,367 (728,447) — 707,751 —
Expiration or closing of futures contracts (232,876) (1,505,065) — (7,964,615) 64,670
Expiration or closing of non-exchange traded swap
agreements 661,794 — (445,558) — —
In-kind redemptions of investments — 234,745 — 165,392 —
Net realized gain (loss)
599,285 (1,998,767) (445,558) (7,091,472) 64,670
CHANGE IN NET UNREALIZED APPRECIATION/
DEPRECIATION FROM:
Investment securities 476,282 2,617,760 (456) 10,846,363 —
Futures contracts 183,824 (144,378) — (1,302,909) 538,140
Non-exchange traded swap agreements (94,530) — (168,088) — —
Change in net unrealized appreciation/depreciation
565,576 2,473,382 (168,544) 9,543,454 538,140
Net realized and unrealized gain (loss)
1,164,861 474,615 (614,102) 2,451,982 602,810
Change in Net Assets Resulting from Operations
$ 1,486,755 $ 6,130,071 $ (178,029) $ 9,331,959 $ 1,523,534
(a) Consolidated Statement of Operations.

STATEMENTS OF OPERATIONS :: NOVEMBER 30, 2025 (UNAUDITED) :: 207
PROSHARES TRUST
See accompanying notes to the financial statements
Large Cap Core
Plus
Long Online/
Short Stores ETF Merger ETF Metaverse ETF
MSCI EAFE
Dividend
Growers ETF
Six Months
Ended November
30, 2025
Six Months
Ended November
30, 2025
Six Months
Ended November
30, 2025
Six Months
Ended November
30, 2025
Six Months
Ended November
30, 2025
INVESTMENT INCOME:
Dividends $ 3,050,081 $ 9,312 $ 63,256 $ 21,207 $ 699,344
Interest 532,043 27,320 32,307 — 4,900
Securities lending income, net of rebates and/or fees
paid to borrowers on income (Note 2) 146,583 8,844 6,566 2,756 5,715
Foreign withholding tax on income — — (1,000) (583) (40,732)
Total Investment Income
3,728,707 45,476 101,129 23,380 669,227
EXPENSES:
Advisory fees (Note 4) 1,044,931 26,549 45,007 16,911 174,523
Management Services fees (Note 4) — — 6,001 — —
Professional fees — — 9,789 — —
Administration fees (Note 5) — — 40,047 — —
Custodian fees (Note 6) — — 1,301 — —
Printing and Shareholder reports — — 857 — —
Listing, Data and related fees (Note 7) — — 18,162 — —
Trustees fees and expenses (Note 8) 3,962 73 99 50 594
Compliance services fees (Note 4) 1,169 22 30 15 182
Other fees — — 2,515 — —
Total Gross Expenses before fees waived and/or
reimbursed
1,050,062 26,644 123,808 16,976 175,299
LESS:
Expenses waived and/or reimbursed by Advisor
(Note 4) — — (78,780) — —
Total Net Expenses
1,050,062 26,644 45,028 16,976 175,299
Net Investment Income (Loss)
2,678,645 18,832 56,101 6,404 493,928
NET REALIZED GAIN (LOSS) FROM:
Transactions in investment securities 11,353,395 126,667 (154,126) 196,943 (710,117)
Expiration or closing of non-exchange traded swap
agreements 8,445,992 — 1,040 — —
In-kind redemptions of investments 22,706,717 990,108 449,294 138,583 1,611,981
Foreign currency transactions — — 2,786 — 35,742
Settlement of forward foreign currency contracts — — (45,827) — —
Net realized gain (loss)
42,506,104 1,116,775 253,167 335,526 937,606
CHANGE IN NET UNREALIZED APPRECIATION/
DEPRECIATION FROM:
Investment securities 22,921,558 434,588 294,094 844,693 (805,444)
Non-exchange traded swap agreements 7,502,035 42,600 374,738 — —
Forward foreign currency contracts — — 52,744 — —
Foreign currency translations — — 12 — (27,522)
Change in net unrealized appreciation/depreciation
30,423,593 477,188 721,588 844,693 (832,966)
Net realized and unrealized gain (loss)
72,929,697 1,593,963 974,755 1,180,219 104,640
Change in Net Assets Resulting from Operations
$ 75,608,342 $ 1,612,795 $ 1,030,856 $ 1,186,623 $ 598,568

208 :: NOVEMBER 30, 2025 (UNAUDITED) :: STATEMENTS OF OPERATIONS
PROSHARES TRUST
See accompanying notes to the financial statements
MSCI Emerging
Markets Dividend
Growers ETF
MSCI Europe
Dividend
Growers ETF
MSCI
Transformational
Changes ETF
Nanotechnology
ETF
Nasdaq-100
Dorsey Wright
Momentum ETF
Six Months
Ended November
30, 2025
Six Months
Ended November
30, 2025
Six Months
Ended November
30, 2025
Six Months
Ended November
30, 2025
Six Months
Ended November
30, 2025
INVESTMENT INCOME:
Dividends $ 130,150 $ 64,984 $ 35,203 $ 26,304 $ 29,128
Income from non-cash dividends — 5,344 — — —
Interest 1,409 613 674 — 214
Securities lending income, net of rebates and/or fees
paid to borrowers on income (Note 2) 186 755 447 440 —
Foreign withholding tax on income (15,745) (4,037) (653) (3,128) —
Total Investment Income
116,000 67,659 35,671 23,616 29,342
EXPENSES:
Advisory fees (Note 4) 21,865 24,568 17,956 13,661 30,244
Trustees fees and expenses (Note 8) 63 73 70 41 93
Compliance services fees (Note 4) 19 23 22 11 28
Total Expenses
21,947 24,664 18,048 13,713 30,365
Net Investment Income (Loss)
94,053 42,995 17,623 9,903 (1,023)
NET REALIZED GAIN (LOSS) FROM:
Transactions in investment securities 124,858
(a)
(358,696) 258,108
(b)
176,649 501,031
In-kind redemptions of investments 51,257 112,799 — — 433,741
Foreign currency transactions (5,915) 415 (250) (735) —
Net realized gain (loss)
170,200 (245,482) 257,858 175,914 934,772
CHANGE IN NET UNREALIZED APPRECIATION/
DEPRECIATION FROM:
Investment securities 196,194
(c)
28,374 252,558
(d)
1,084,620 38,802
Foreign currency translations 64 1,305 684 (433) —
Change in net unrealized appreciation/depreciation
196,258 29,679 253,242 1,084,187 38,802
Net realized and unrealized gain (loss)
366,458 (215,803) 511,100 1,260,101 973,574
Change in Net Assets Resulting from Operations
$ 460,511 $ (172,808) $ 528,723 $ 1,270,004 $ 972,551
(a) Net of India capital gains tax of $16,884.
(b) Net of India capital gains tax of $865.
(c) Net of deferred India capital gains tax of $11,029.
(d) Net of deferred India capital gains tax of $(848).

STATEMENTS OF OPERATIONS :: NOVEMBER 30, 2025 (UNAUDITED) :: 209
PROSHARES TRUST
See accompanying notes to the financial statements
Nasdaq-100
Dynamic Buffer
ETF
Nasdaq-100
High Income ETF On-Demand ETF Online Retail ETF Pet Care ETF
June 24, 2025
*
through
November 30,
2025
Six Months
Ended November
30, 2025
Six Months
Ended November
30, 2025
Six Months
Ended November
30, 2025
Six Months
Ended November
30, 2025
INVESTMENT INCOME:
Dividends $ 8,972 $ 774,998 $ 9,760 $ 201,764 $ 365,107
Interest 6,284 225,057 — 1,201 3,202
Securities lending income, net of rebates and/or fees
paid to borrowers on income (Note 2) — 79 768 1,494 78
Foreign withholding tax on income (42) (2,947) (1,529) — (15,438)
Total Investment Income
15,214 997,187 8,999 204,459 352,949
EXPENSES:
Advisory fees (Note 4) 9,180 654,859 16,301 229,779 140,455
Trustees fees and expenses (Note 8) 38 1,707 40 679 490
Compliance services fees (Note 4) 9 509 10 198 154
Total Expenses
9,227 657,075 16,351 230,656 141,099
Net Investment Income (Loss)
5,987 340,112 (7,352) (26,197) 211,850
NET REALIZED GAIN (LOSS) FROM:
Transactions in investment securities 86,485 (168,239) (97,377) 1,649,403 (1,220,054)
Expiration or closing of futures contracts 42,736 908,504 — — —
Expiration or closing of non-exchange traded swap
agreements — (2,861,594) — — —
In-kind redemptions of investments 327,399 3,522,586 — 8,533,355 1,714,245
Foreign currency transactions — — (682) — 10,273
Net realized gain (loss)
456,620 1,401,257 (98,059) 10,182,758 504,464
CHANGE IN NET UNREALIZED APPRECIATION/
DEPRECIATION FROM:
Investment securities 60,394 33,988,545 263,176 6,983,366 (4,091,113)
(a)
Futures contracts — 70,410 — — —
Non-exchange traded swap agreements (324,212) 2,435,807 — — —
Foreign currency translations — — (17) — (4,463)
Change in net unrealized appreciation/depreciation
(263,818) 36,494,762 263,159 6,983,366 (4,095,576)
Net realized and unrealized gain (loss)
192,802 37,896,019 165,100 17,166,124 (3,591,112)
Change in Net Assets Resulting from Operations
$ 198,789 $ 38,236,131 $ 157,748 $ 17,139,927 $ (3,379,262)
* Commencement of investment operations.
(a) Net of deferred Thailand capital gains tax of $(330).

210 :: NOVEMBER 30, 2025 (UNAUDITED) :: STATEMENTS OF OPERATIONS
PROSHARES TRUST
See accompanying notes to the financial statements
Russell 2000
Dividend
Growers ETF
Russell 2000
Dynamic Buffer
ETF
Russell 2000
High Income ETF
Russell U.S.
Dividend
Growers ETF
S&P 500
®
Dividend
Aristocrats ETF
Six Months
Ended November
30, 2025
June 24, 2025
*
through
November 30,
2025
Six Months
Ended November
30, 2025
Six Months
Ended November
30, 2025
Six Months
Ended November
30, 2025
INVESTMENT INCOME:
Dividends $ 9,408,790 $ 19,066 $ 375,037 $ 62,888 $ 145,125,406
Interest 27,621 6,079 94,020 167 220,425
Securities lending income, net of rebates and/or fees
paid to borrowers on income (Note 2) 11,149 13 19,172 9 2,779
Foreign withholding tax on income — (44) (966) — —
Total Investment Income
9,447,560 25,114 487,263 63,064 145,348,610
EXPENSES:
Advisory fees (Note 4) 1,294,790 9,612 177,767 7,489 20,023,678
Trustees fees and expenses (Note 8) 5,664 39 510 37 98,741
Compliance services fees (Note 4) 1,708 9 148 10 29,884
Total Expenses
1,302,162 9,660 178,425 7,536 20,152,303
Net Investment Income (Loss)
8,145,398 15,454 308,838 55,528 125,196,307
NET REALIZED GAIN (LOSS) FROM:
Transactions in investment securities 3,796,781 (51) 165,901 (1,427) (46,227,383)
Expiration or closing of futures contracts — 34,314 532,861 — —
In-kind redemptions of investments 7,847,534 517,112 402,560 — 277,431,575
Net realized gain (loss)
11,644,315 551,375 1,101,322 (1,427) 231,204,192
CHANGE IN NET UNREALIZED APPRECIATION/
DEPRECIATION FROM:
Investment securities 13,419,595 (71) 9,983,851 35,581 294,358,490
Futures contracts — 4,435 132,130 — —
Non-exchange traded swap agreements — (311,694) (368,097) — —
Change in net unrealized appreciation/depreciation
13,419,595 (307,330) 9,747,884 35,581 294,358,490
Net realized and unrealized gain (loss)
25,063,910 244,045 10,849,206 34,154 525,562,682
Change in Net Assets Resulting from Operations
$ 33,209,308 $ 259,499 $ 11,158,044 $ 89,682 $ 650,758,989
* Commencement of investment operations.

STATEMENTS OF OPERATIONS :: NOVEMBER 30, 2025 (UNAUDITED) :: 211
PROSHARES TRUST
See accompanying notes to the financial statements
S&P 500
®
Dynamic Buffer
ETF
S&P 500
®
Ex-
Energy ETF
S&P 500
®
Ex-
Financials ETF
S&P 500
®
Ex-
Health Care ETF
S&P 500
®
Ex-
Technology ETF
June 24, 2025
*
through
November 30,
2025
Six Months
Ended November
30, 2025
Six Months
Ended November
30, 2025
Six Months
Ended November
30, 2025
Six Months
Ended November
30, 2025
INVESTMENT INCOME:
Dividends $ 28,765 $ 393,693 $ 350,574 $ 185,076 $ 1,673,899
Interest 7,594 2,242 1,905 1,112 6,031
Securities lending income, net of rebates and/or fees
paid to borrowers on income (Note 2) 1 1,767 55 28 7,965
Foreign withholding tax on income (6) (76) (76) (40) —
Total Investment Income
36,354 397,626 352,458 186,176 1,687,895
EXPENSES:
Advisory fees (Note 4) 15,249 45,214 40,104 21,128 141,299
Trustees fees and expenses (Note 8) 59 585 522 268 1,841
Compliance services fees (Note 4) 12 177 156 82 597
Total Gross Expenses before fees waived and/or
reimbursed
15,320 45,976 40,782 21,478 143,737
LESS:
Expenses waived and/or reimbursed by Advisor
(Note 4) — (14,649) (12,992) (6,840) (45,857)
Total Net Expenses
15,320 31,327 27,790 14,638 97,880
Net Investment Income (Loss)
21,034 366,299 324,668 171,538 1,590,015
NET REALIZED GAIN (LOSS) FROM:
Transactions in investment securities 82,797 (141,010) (30,728) (72,287) (346,422)
Expiration or closing of futures contracts 44,871 — — — —
In-kind redemptions of investments 446,349 322,617 2,993,149 1,211,851 4,427,234
Net realized gain (loss)
574,017 181,607 2,962,421 1,139,564 4,080,812
CHANGE IN NET UNREALIZED APPRECIATION/
DEPRECIATION FROM:
Investment securities 167,204 9,969,690 7,144,044 3,450,035 18,920,367
Futures contracts 10,676 — — — —
Non-exchange traded swap agreements (452,705) — — — —
Change in net unrealized appreciation/depreciation
(274,825) 9,969,690 7,144,044 3,450,035 18,920,367
Net realized and unrealized gain (loss)
299,192 10,151,297 10,106,465 4,589,599 23,001,179
Change in Net Assets Resulting from Operations
$ 320,226 $ 10,517,596 $ 10,431,133 $ 4,761,137 $ 24,591,194
* Commencement of investment operations.

212 :: NOVEMBER 30, 2025 (UNAUDITED) :: STATEMENTS OF OPERATIONS
PROSHARES TRUST
See accompanying notes to the financial statements
S&P 500
®
High
Income ETF
S&P Global Core
Battery Metals
ETF
S&P Kensho
Cleantech ETF
S&P Kensho
Smart Factories
ETF
S&P MidCap
400
®
Dividend
Aristocrats ETF
Six Months
Ended November
30, 2025
Six Months
Ended November
30, 2025
Six Months
Ended November
30, 2025
Six Months
Ended November
30, 2025
Six Months
Ended November
30, 2025
INVESTMENT INCOME:
Dividends $ 5,645,382 $ 33,367 $ 8,399 $ 4,232 $ 25,396,985
Interest 990,995 — — 188 45,362
Securities lending income, net of rebates and/or fees
paid to borrowers on income (Note 2) 21,523 3,338 2,120 103 2,429
Foreign withholding tax on income (1,275) (3,217) (224) (335) (40,170)
Total Investment Income
6,656,625 33,488 10,295 4,188 25,404,606
EXPENSES:
Advisory fees (Note 4) 2,654,705 8,659 6,147 3,577 3,591,212
Trustees fees and expenses (Note 8) 7,660 23 16 10 15,222
Compliance services fees (Note 4) 2,438 7 4 3 4,719
Excise tax 168 — — — —
Total Expenses
2,664,971 8,689 6,167 3,590 3,611,153
Net Investment Income (Loss)
3,991,654 24,799 4,128 598 21,793,453
NET REALIZED GAIN (LOSS) FROM:
Transactions in investment securities (504,252) (329,425) (211,675) 119,699 (5,781,485)
Expiration or closing of futures contracts 3,423,905 — — — —
Expiration or closing of non-exchange traded swap
agreements (3,345,324) — — — —
In-kind redemptions of investments 6,584,809 — — — 31,818,966
Foreign currency transactions — (1,758) — — —
Net realized gain (loss)
6,159,138 (331,183) (211,675) 119,699 26,037,481
CHANGE IN NET UNREALIZED APPRECIATION/
DEPRECIATION FROM:
Investment securities 127,580,140 2,021,423 1,092,364 159,639 49,723,310
Futures contracts (330,255) — — — —
Non-exchange traded swap agreements (5,209,241) — — — —
Foreign currency translations — (499) — — —
Change in net unrealized appreciation/depreciation
122,040,644 2,020,924 1,092,364 159,639 49,723,310
Net realized and unrealized gain (loss)
128,199,782 1,689,741 880,689 279,338 75,760,791
Change in Net Assets Resulting from Operations
$ 132,191,436 $ 1,714,540 $ 884,817 $ 279,936 $ 97,554,244

STATEMENTS OF OPERATIONS :: NOVEMBER 30, 2025 (UNAUDITED) :: 213
PROSHARES TRUST
See accompanying notes to the financial statements
S&P Technology
Dividend
Aristocrats ETF
Smart Materials
ETF
Supply Chain
Logistics ETF
Six Months
Ended November
30, 2025
Six Months
Ended November
30, 2025
Six Months
Ended November
30, 2025
INVESTMENT INCOME:
Dividends $ 1,895,792 $ 7,694 $ 15,636
Interest 64,518 — —
Securities lending income, net of rebates and/or fees paid to borrowers on income (Note 2) 4 — 66
Foreign withholding tax on income — — (1,818)
Total Investment Income
1,960,314 7,694 13,884
EXPENSES:
Advisory fees (Note 4) 583,404 4,626 2,775
Trustees fees and expenses (Note 8) 2,187 14 8
Compliance services fees (Note 4) 649 4 2
Total Expenses
586,240 4,644 2,785
Net Investment Income (Loss)
1,374,074 3,050 11,099
NET REALIZED GAIN (LOSS) FROM:
Transactions in investment securities 3,782,029 41,970 2,802
In-kind redemptions of investments 31,194,971 — —
Foreign currency transactions — (221) (124)
Net realized gain (loss)
34,977,000 41,749 2,678
CHANGE IN NET UNREALIZED APPRECIATION/DEPRECIATION FROM:
Investment securities (7,928,397) 176,673 34,965
Foreign currency translations — (102) 84
Change in net unrealized appreciation/depreciation
(7,928,397) 176,571 35,049
Net realized and unrealized gain (loss)
27,048,603 218,320 37,727
Change in Net Assets Resulting from Operations
$ 28,422,677 $ 221,370 $ 48,826

214 :: NOVEMBER 30, 2025 (UNAUDITED) :: STATEMENTS OF CHANGES IN NET ASSETS
PROSHARES TRUST
STATEMENTS OF CHANGES IN NET ASSETS

STATEMENTS OF CHANGES IN NET ASSETS :: NOVEMBER 30, 2025 (UNAUDITED) :: 215
PROSHARES TRUST
See accompanying notes to the financial statements.
Big Data Refiners ETF Decline of the Retail Store ETF DJ Brookfield Global Infrastructure ETF
Six Months Ended
November 30,
2025 (Unaudited)
Year Ended May
31, 2025
Six Months Ended
November 30,
2025 (Unaudited)
Year Ended May
31, 2025
Six Months Ended
November 30,
2025 (Unaudited)
Year Ended May
31, 2025
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss) $ (16,527) $ (26,516) $ 49,157 $ 193,521 $ 2,041,141 $ 4,364,357
Net realized gain (loss) 866,846 1,349,856 — (1,716,480) 2,094,747 13,633,662
Change in net unrealized
appreciation/depreciation (1,065,273) 470,615 (150,763) 1,554,192 1,854,008 9,654,991
Change in net assets resulting
from operations (214,954) 1,793,955 (101,606) 31,233 5,989,896 27,653,010
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings
— — (50,012) (211,893) (4,411,576) (4,899,519)
Total distributions — — (50,012) (211,893) (4,411,576) (4,899,519)
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued 2,228,394 — 854,431 1,263,212 19,870,820 98,205,655
Cost of shares redeemed (2,227,763) (1,759,007) (244,041) (2,368,088) (17,694,886) (103,265,295)
Change in net assets resulting
from capital transactions
631 (1,759,007) 610,390 (1,104,876) 2,175,934 (5,059,640)
Change in net assets (214,323) 34,948 458,772 (1,285,536) 3,754,254 17,693,851
NET ASSETS:
Beginning of period $ 6,781,124 $ 6,746,176 $ 2,801,123 $ 4,086,659 $ 148,390,017 $ 130,696,166
End of period $ 6,566,801 $ 6,781,124 $ 3,259,895 $ 2,801,123 $ 152,144,271 $ 148,390,017
SHARE TRANSACTIONS:
Beginning of period 150,001 200,001 220,001 310,001 2,730,001 2,810,001
Issued — — 70,000 90,000 — —
Issued in-kind 50,000 — — — 370,000 1,970,000
Redeemed — — (20,000) (180,000) — —
Redemption in-kind (50,000) (50,000) — — (330,000) (2,050,000)
Shares outstanding, end of
period 150,001 150,001 270,001 220,001 2,770,001 2,730,001
(a) Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 10 to the Financial Statements.

216 :: NOVEMBER 30, 2025 (UNAUDITED) :: STATEMENTS OF CHANGES IN NET ASSETS
PROSHARES TRUST
See accompanying notes to the financial statements.
Equities for Rising Rates ETF Global Listed Private Equity ETF Hedge Replication ETF
Six Months Ended
November 30,
2025 (Unaudited)
Year Ended May
31, 2025
Six Months Ended
November 30,
2025 (Unaudited)
Year Ended May
31, 2025
Six Months Ended
November 30,
2025 (Unaudited)
Year Ended May
31, 2025
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss) $ 71,235 $ 262,797 $ 429,612 $ 839,569 $ 321,894 $ 820,881
Net realized gain (loss) 846,248 (434,671) (39,478) (466,452) 599,285 (206,012)
Change in net unrealized
appreciation/depreciation 164,936 40,217 (735,293) 222,670 565,576 304,592
Change in net assets resulting
from operations 1,082,419 (131,657) (345,159) 595,787 1,486,755 919,461
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings
(85,739) (299,231) (869,285) (1,567,839) (310,350) (909,893)
Total distributions (85,739) (299,231) (869,285) (1,567,839) (310,350) (909,893)
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued 3,189,085 — 1,694,392 3,636,721 — 493,936
Cost of shares redeemed (1,860,945) (5,893,622) (1,066,552) — (1,001,855) (4,003,798)
Change in net assets resulting
from capital transactions
1,328,140 (5,893,622) 627,840 3,636,721 (1,001,855) (3,509,862)
Change in net assets 2,324,820 (6,324,510) (586,604) 2,664,669 174,550 (3,500,294)
NET ASSETS:
Beginning of period $ 9,795,223 $ 16,119,733 $ 13,538,541 $ 10,873,872 $ 24,418,760 $ 27,919,054
End of period $ 12,120,043 $ 9,795,223 $ 12,951,937 $ 13,538,541 $ 24,593,310 $ 24,418,760
SHARE TRANSACTIONS:
Beginning of period 170,001 270,001 490,001 360,001 495,000 565,000
Issued — — — 30,000 — 10,000
Issued in-kind 50,000 — 60,000 100,000 — —
Redeemed — — — — (20,000) (80,000)
Redemption in-kind (30,000) (100,000) (40,000) — — —
Shares outstanding, end of
period 190,001 170,001 510,001 490,001 475,000 495,000
(a) Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 10 to the Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS :: NOVEMBER 30, 2025 (UNAUDITED) :: 217
PROSHARES TRUST
See accompanying notes to the financial statements.
High Yield-Interest Rate Hedged Inflation Expectations ETF
Investment Grade-Interest Rate
Hedged
Six Months Ended
November 30,
2025 (Unaudited)
Year Ended May
31, 2025
Six Months Ended
November 30,
2025 (Unaudited)
Year Ended May
31, 2025
Six Months Ended
November 30,
2025 (Unaudited)
Year Ended May
31, 2025
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss) $ 5,655,456 $ 10,622,935 $ 436,073 $ 961,117 $ 6,879,977 $ 13,288,603
Net realized gain (loss) (1,998,767) (4,830,810) (445,558) (1,766,284) (7,091,472) 1,230,502
Change in net unrealized
appreciation/depreciation 2,473,382 3,790,031 (168,544) 1,517,686 9,543,454 (754,946)
Change in net assets resulting
from operations 6,130,071 9,582,156 (178,029) 712,519 9,331,959 13,764,159
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings
(5,763,865) (10,534,764) (452,694) (1,016,287) (6,851,132) (13,510,501)
Total distributions (5,763,865) (10,534,764) (452,694) (1,016,287) (6,851,132) (13,510,501)
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued 6,446,304 45,650,104 331,097 11,187,423 17,687,945 70,218,883
Cost of shares redeemed (11,255,117) (14,094,528) (7,831,644) (6,726,103) (7,859,736) (99,230,826)
Change in net assets resulting
from capital transactions
(4,808,813) 31,555,576 (7,500,547) 4,461,320 9,828,209 (29,011,943)
Change in net assets (4,442,607) 30,602,968 (8,131,270) 4,157,552 12,309,036 (28,758,285)
NET ASSETS:
Beginning of period $ 167,249,905 $ 136,646,937 $ 26,184,989 $ 22,027,437 $ 264,515,672 $ 293,273,957
End of period $ 162,807,298 $ 167,249,905 $ 18,053,719 $ 26,184,989 $ 276,824,708 $ 264,515,672
SHARE TRANSACTIONS:
Beginning of period 2,600,001 2,125,001 790,001 660,001 3,400,001 3,800,001
Issued 100,000 575,000 10,000 340,000 — 25,000
Issued in-kind — 125,000 — — 225,000 875,000
Redeemed — — (240,000) (210,000) — (150,000)
Redemption in-kind (175,000) (225,000) — — (100,000) (1,150,000)
Shares outstanding, end of
period 2,525,001 2,600,001 560,001 790,001 3,525,001 3,400,001
(a) Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 10 to the Financial Statements.

218 :: NOVEMBER 30, 2025 (UNAUDITED) :: STATEMENTS OF CHANGES IN NET ASSETS
PROSHARES TRUST
See accompanying notes to the financial statements.
K-1 Free Crude Oil ETF
(a)
Large Cap Core Plus Long Online/Short Stores ETF
Six Months Ended
November 30,
2025 (Unaudited)
Year Ended May
31, 2025
Six Months Ended
November 30,
2025 (Unaudited)
Year Ended May
31, 2025
Six Months Ended
November 30,
2025 (Unaudited)
Year Ended May
31, 2025
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss) $ 920,724 $ 2,896,564 $ 2,678,645 $ 5,140,914 $ 18,832 $ 28,202
Net realized gain (loss) 64,670 (8,649,353) 42,506,104 63,856,631 1,116,775 (277,218)
Change in net unrealized
appreciation/depreciation 538,140 (3,787,661) 30,423,593 (11,474,548) 477,188 1,994,636
Change in net assets resulting
from operations 1,523,534 (9,540,450) 75,608,342 57,522,997 1,612,795 1,745,620
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings
(233,857) (3,348,438) (2,534,977) (5,134,466) (22,165) (30,893)
Tax return of capital (1,241,998) — — — — —
Total distributions (1,475,855) (3,348,438) (2,534,977) (5,134,466) (22,165) (30,893)
CAPITAL TRANSACTIONS (b):
Proceeds from shares issued 45,200,571 84,488,971 46,777,217 58,566,303 — 932,584
Cost of shares redeemed (46,166,264) (144,828,606) (60,607,189) (115,975,020) (2,751,344) (4,489,816)
Change in net assets resulting
from capital transactions
(965,693) (60,339,635) (13,829,972) (57,408,717) (2,751,344) (3,557,232)
Change in net assets (918,014) (73,228,523) 59,243,393 (5,020,186) (1,160,714) (1,842,505)
NET ASSETS:
Beginning of period $ 60,103,289 $ 133,331,812 $ 427,736,063 $ 432,756,249 $ 8,680,879 $ 10,523,384
End of period $ 59,185,275 $ 60,103,289 $ 486,979,456 $ 427,736,063 $ 7,520,165 $ 8,680,879
SHARE TRANSACTIONS:
Beginning of period 1,584,034 2,884,034 6,350,000 7,230,000 175,001 255,001
Issued 1,125,000 1,950,000 620,000 — — —
Issued in-kind — — — 930,000 — 20,000
Redeemed (1,150,000) (3,250,000) — — — —
Redemption in-kind — — (800,000) (1,810,000) (50,000) (100,000)
Shares outstanding, end of
period 1,559,034 1,584,034 6,170,000 6,350,000 125,001 175,001
(a) Consolidated Statement of Changes in Net Assets.
(b) Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 10 to the Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS :: NOVEMBER 30, 2025 (UNAUDITED) :: 219
PROSHARES TRUST
See accompanying notes to the financial statements.
Merger ETF Metaverse ETF MSCI EAFE Dividend Growers ETF
Six Months Ended
November 30,
2025 (Unaudited)
Year Ended May
31, 2025
Six Months Ended
November 30,
2025 (Unaudited)
Year Ended May
31, 2025
Six Months Ended
November 30,
2025 (Unaudited)
Year Ended May
31, 2025
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss) $ 56,101 $ 114,658 $ 6,404 $ 48,926 $ 493,928 $ 1,461,003
Net realized gain (loss) 253,167 873,815 335,526 345,502 937,606 2,125,702
Change in net unrealized
appreciation/depreciation 721,588 (170,278) 844,693 548,850 (832,966) 5,265,373
Change in net assets resulting
from operations 1,030,856 818,195 1,186,623 943,278 598,568 8,852,078
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings
(79,863) (343,420) (19,649) (43,687) (1,027,801) (1,868,297)
Total distributions (79,863) (343,420) (19,649) (43,687) (1,027,801) (1,868,297)
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued 21,570,355 1,023,750 — — 1,679,688 —
Cost of shares redeemed (20,550,817) (1,044,656) (526,697) (1,351,325) (7,115,240) (12,847,860)
Change in net assets resulting
from capital transactions
1,019,538 (20,906) (526,697) (1,351,325) (5,435,552) (12,847,860)
Change in net assets 1,970,531 453,869 640,277 (451,734) (5,864,785) (5,864,079)
NET ASSETS:
Beginning of period $ 10,499,306 $ 10,045,437 $ 5,433,051 $ 5,884,785 $ 70,448,125 $ 76,312,204
End of period $ 12,469,837 $ 10,499,306 $ 6,073,328 $ 5,433,051 $ 64,583,340 $ 70,448,125
SHARE TRANSACTIONS:
Beginning of period 250,001 250,001 110,001 140,001 1,660,001 1,990,001
Issued in-kind 500,000 25,000 — — 40,000 —
Redemption in-kind (475,000) (25,000) (10,000) (30,000) (170,000) (330,000)
Shares outstanding, end of
period 275,001 250,001 100,001 110,001 1,530,001 1,660,001
(a) Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 10 to the Financial Statements.

220 :: NOVEMBER 30, 2025 (UNAUDITED) :: STATEMENTS OF CHANGES IN NET ASSETS
PROSHARES TRUST
See accompanying notes to the financial statements.
MSCI Emerging Markets Dividend
Growers ETF MSCI Europe Dividend Growers ETF MSCI Transformational Changes ETF
Six Months Ended
November 30,
2025 (Unaudited)
Year Ended May
31, 2025
Six Months Ended
November 30,
2025 (Unaudited)
Year Ended May
31, 2025
Six Months Ended
November 30,
2025 (Unaudited)
Year Ended May
31, 2025
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss) $ 94,053 $ 312,533 $ 42,995 $ 132,444 $ 17,623 $ 47,744
Net realized gain (loss) 170,200 63,581 (245,482) 167,859 257,858 221,982
Change in net unrealized
appreciation/depreciation 196,258 23,256 29,679 535,861 253,242 1,106,876
Change in net assets resulting
from operations 460,511 399,370 (172,808) 836,164 528,723 1,376,602
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings
(123,095) (226,432) (114,599) (132,235) (28,742) (87,530)
Total distributions (123,095) (226,432) (114,599) (132,235) (28,742) (87,530)
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued — — 1,087,054 1,559,303 — —
Cost of shares redeemed (910,695) (4,827,161) (526,316) (996,766) (1,259,547) (1,139,423)
Change in net assets resulting
from capital transactions
(910,695) (4,827,161) 560,738 562,537 (1,259,547) (1,139,423)
Change in net assets (573,279) (4,654,223) 273,331 1,266,466 (759,566) 149,649
NET ASSETS:
Beginning of period $ 7,881,932 $ 12,536,155 $ 8,313,124 $ 7,046,658 $ 8,444,472 $ 8,294,823
End of period $ 7,308,653 $ 7,881,932 $ 8,586,455 $ 8,313,124 $ 7,684,906 $ 8,444,472
SHARE TRANSACTIONS:
Beginning of period 175,001 285,001 155,001 145,001 175,001 200,001
Issued in-kind — — 20,000 30,000 — —
Redeemed — — — — (25,000) (25,000)
Redemption in-kind (20,000) (110,000) (10,000) (20,000) — —
Shares outstanding, end of
period 155,001 175,001 165,001 155,001 150,001 175,001
(a) Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 10 to the Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS :: NOVEMBER 30, 2025 (UNAUDITED) :: 221
PROSHARES TRUST
See accompanying notes to the financial statements.
Nanotechnology ETF
Nasdaq-100 Dorsey Wright
Momentum ETF
Nasdaq-100
Dynamic Buffer
ETF
Six Months Ended
November 30,
2025 (Unaudited)
Year Ended May
31, 2025
Six Months Ended
November 30,
2025 (Unaudited)
Year Ended May
31, 2025
June 24, 2025*
through
November 30,
2025
(Unaudited)
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss) $ 9,903 $ 3,482 $ (1,023) $ 9,762 $ 5,987
Net realized gain (loss) 175,914 148,998 934,772 1,244,774 456,620
Change in net unrealized appreciation/
depreciation 1,084,187 (1,469,643) 38,802 (1,226,630) (263,818)
Change in net assets resulting
from operations 1,270,004 (1,317,163) 972,551 27,906 198,789
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings
(9,837) (581) (12,149) (5,565) (2,273)
Tax return of capital — (33) — — —
Total distributions (9,837) (614) (12,149) (5,565) (2,273)
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued — — — 1,041,509 7,241,174
Cost of shares redeemed — (955,931) (2,282,051) (2,235,160) (6,155,729)
Change in net assets resulting
from capital transactions
— (955,931) (2,282,051) (1,193,651) 1,085,445
Change in net assets 1,260,167 (2,273,708) (1,321,649) (1,171,310) 1,281,961
NET ASSETS:
Beginning of period $ 3,914,215 $ 6,187,923 $ 10,935,784 $ 12,107,094 $ —
End of period $ 5,174,382 $ 3,914,215 $ 9,614,135 $ 10,935,784 $ 1,281,961
SHARE TRANSACTIONS:
Beginning of period 100,001 125,001 250,001 280,001 —
Issued — — — — 180,001
Issued in-kind — — — 20,000 —
Redeemed — — — — (40,000)
Redemption in-kind — (25,000) (50,000) (50,000) (110,000)
Shares outstanding, end of
period 100,001 100,001 200,001 250,001 30,001
* Commencement of investment operations.
(a) Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 10 to the Financial Statements.

222 :: NOVEMBER 30, 2025 (UNAUDITED) :: STATEMENTS OF CHANGES IN NET ASSETS
PROSHARES TRUST
See accompanying notes to the financial statements.
Nasdaq-100 High Income ETF On-Demand ETF Online Retail ETF
Six Months Ended
November 30,
2025 (Unaudited)
Year Ended May
31, 2025
Six Months Ended
November 30,
2025 (Unaudited)
Year Ended May
31, 2025
Six Months Ended
November 30,
2025 (Unaudited)
Year Ended May
31, 2025
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss) $ 340,112 $ 375,606 $ (7,352) $ (2,232) $ (26,197) $ 116,077
Net realized gain (loss) 1,401,257 (1,619,464) (98,059) (46,508) 10,182,758 6,981,219
Change in net unrealized
appreciation/depreciation 36,494,762 5,982,176 263,159 401,555 6,983,366 8,308,739
Change in net assets resulting
from operations 38,236,131 4,738,318 157,748 352,815 17,139,927 15,406,035
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings
— (10,888,731) — — (113,561) (196,253)
Tax return of capital (5,082,148)
(a)
(2,121,361) — — — —
Total distributions (5,082,148) (13,010,092) — — (113,561) (196,253)
CAPITAL TRANSACTIONS (b):
Proceeds from shares issued 154,217,545 181,476,090 4,303,716 868,184 13,276,757 4,249,445
Cost of shares redeemed (32,404,844) (44,798,283) — — (24,248,728) (42,048,136)
Change in net assets resulting
from capital transactions
121,812,701 136,677,807 4,303,716 868,184 (10,971,971) (37,798,691)
Change in net assets 154,966,684 128,406,033 4,461,464 1,220,999 6,054,395 (22,588,909)
NET ASSETS:
Beginning of period $ 151,287,252 $ 22,881,219 $ 1,919,345 $ 698,346 $ 76,196,785 $ 98,785,694
End of period $ 306,253,936 $ 151,287,252 $ 6,380,809 $ 1,919,345 $ 82,251,180 $ 76,196,785
SHARE TRANSACTIONS:
Beginning of period 3,910,001 560,001 50,001 25,001 1,580,001 2,440,001
Issued 2,590,000 3,100,000 — — — —
Issued in-kind 1,090,000 1,380,000 100,000 25,000 230,000 100,000
Redeemed (400,000) (590,000) — — — —
Redemption in-kind (390,000) (540,000) — — (430,000) (960,000)
Shares outstanding, end of
period 6,800,001 3,910,001 150,001 50,001 1,380,001 1,580,001
(a) Tax return of capital determined as of the tax year-end of October 31, 2025 is limited to actual distributions paid during the period.  See Note
2 to the Financial Statements.
(b) Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 10 to the Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS :: NOVEMBER 30, 2025 (UNAUDITED) :: 223
PROSHARES TRUST
See accompanying notes to the financial statements.
Pet Care ETF Russell 2000 Dividend Growers ETF
Russell 2000
Dynamic Buffer
ETF
Six Months Ended
November 30,
2025 (Unaudited)
Year Ended May
31, 2025
Six Months Ended
November 30,
2025 (Unaudited)
Year Ended May
31, 2025
June 24, 2025*
through
November 30,
2025
(Unaudited)
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss) $ 211,850 $ 407,782 $ 8,145,398 $ 18,369,477 $ 15,454
Net realized gain (loss) 504,464 (7,460,101) 11,644,315 19,075,145 551,375
Change in net unrealized appreciation/
depreciation (4,095,576) 13,859,720 13,419,595 (11,833,362) (307,330)
Change in net assets resulting
from operations (3,379,262) 6,807,401 33,209,308 25,611,260 259,499
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings
(293,785) (497,681) (8,039,410) (19,646,151) (10,046)
Total distributions (293,785) (497,681) (8,039,410) (19,646,151) (10,046)
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued 1,496,051 6,967,995 4,014,578 60,749,541 10,232,477
Cost of shares redeemed (9,800,857) (22,079,494) (49,736,700) (179,848,416) (9,396,521)
Change in net assets resulting
from capital transactions
(8,304,806) (15,111,499) (45,722,122) (119,098,875) 835,956
Change in net assets (11,977,853) (8,801,779) (20,552,224) (113,133,766) 1,085,409
NET ASSETS:
Beginning of period $ 62,202,101 $ 71,003,880 $ 648,017,712 $ 761,151,478 $ —
End of period $ 50,224,248 $ 62,202,101 $ 627,465,488 $ 648,017,712 $ 1,085,409
SHARE TRANSACTIONS:
Beginning of period 1,050,001 1,325,001 10,070,001 11,980,001 —
Issued — — — — 250,001
Issued in-kind 25,000 125,000 60,000 890,000 —
Redeemed — — — — (75,000)
Redemption in-kind (175,000) (400,000) (750,000) (2,800,000) (150,000)
Shares outstanding, end of
period 900,001 1,050,001 9,380,001 10,070,001 25,001
* Commencement of investment operations.
(a) Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 10 to the Financial Statements.

224 :: NOVEMBER 30, 2025 (UNAUDITED) :: STATEMENTS OF CHANGES IN NET ASSETS
PROSHARES TRUST
See accompanying notes to the financial statements.
tu
Russell 2000 High Income ETF Russell U.S. Dividend Growers ETF S&P 500
®
Dividend Aristocrats ETF
Six Months Ended
November 30,
2025 (Unaudited)
September 4,
2024*
through May 31,
2025
Six Months Ended
November 30,
2025 (Unaudited)
Year Ended May
31, 2025
Six Months Ended
November 30,
2025 (Unaudited)
Year Ended May
31, 2025
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss) $ 308,838 $ 287,238 $ 55,528 $ 153,173 $ 125,196,307 $ 247,353,998
Net realized gain (loss) 1,101,322 209,733 (1,427) 4,135 231,204,192 506,629,347
Change in net unrealized
appreciation/depreciation 9,747,884 (4,242,200) 35,581 270,597 294,358,490 (222,813,491)
Change in net assets resulting
from operations 11,158,044 (3,745,229) 89,682 427,905 650,758,989 531,169,854
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings
— (5,252,540) (55,062) (171,263) (123,364,131) (250,798,802)
Tax return of capital (2,417,341)
(a)
— — — — —
Total distributions (2,417,341) (5,252,540) (55,062) (171,263) (123,364,131) (250,798,802)
CAPITAL TRANSACTIONS (b):
Proceeds from shares issued 36,490,809 57,888,553 — — 324,440,485 516,551,723
Cost of shares redeemed (1,903,970) (3,788,171) — (3,474,485) (960,415,662) (1,129,312,601)
Change in net assets resulting
from capital transactions
34,586,839 54,100,382 — (3,474,485) (635,975,177) (612,760,878)
Change in net assets 43,327,542 45,102,613 34,620 (3,217,843) (108,580,319) (332,389,826)
NET ASSETS:
Beginning of period $ 45,102,613 $ — $ 4,248,551 $ 7,466,394 $ 11,476,368,211 $ 11,808,758,037
End of period $ 88,430,155 $ 45,102,613 $ 4,283,171 $ 4,248,551 $ 11,367,787,892 $ 11,476,368,211
SHARE TRANSACTIONS:
Beginning of period 1,300,001 — 90,001 160,001 114,350,001 120,400,001
Issued — 1,175,001 — — — —
Issued in-kind 950,000 225,000 — — 3,150,000 5,200,000
Redemption in-kind (50,000) (100,000) — (70,000) (9,400,000) (11,250,000)
Shares outstanding, end of
period 2,200,001 1,300,001 90,001 90,001 108,100,001 114,350,001
* Commencement of investment operations.
(a) Tax return of capital determined as of the tax year-end of October 31, 2025 is limited to actual distributions paid during the period.  See Note
2 to the Financial Statements.
(b) Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 10 to the Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS :: NOVEMBER 30, 2025 (UNAUDITED) :: 225
PROSHARES TRUST
See accompanying notes to the financial statements.
S&P 500
®
Dynamic Buffer
ETF S&P 500
®
Ex-Energy ETF S&P 500
®
Ex-Financials ETF
June 24, 2025*
through
November 30,
2025
(Unaudited)
Six Months Ended
November 30,
2025 (Unaudited)
Year Ended May
31, 2025
Six Months Ended
November 30,
2025 (Unaudited)
Year Ended May
31, 2025
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss) $ 21,034 $ 366,299 $ 680,396 $ 324,668 $ 686,655
Net realized gain (loss) 574,017 181,607 481,684 2,962,421 2,433,077
Change in net unrealized appreciation/
depreciation (274,825) 9,969,690 6,005,801 7,144,044 3,492,013
Change in net assets resulting
from operations 320,226 10,517,596 7,167,881 10,431,133 6,611,745
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings
(14,468) (360,735) (681,569) (330,174) (711,909)
Total distributions (14,468) (360,735) (681,569) (330,174) (711,909)
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued 15,722,688 2,211,330 8,289,233 7,279,802 4,245,434
Cost of shares redeemed (13,914,146) (686,171) (1,791,324) (8,034,977) (10,809,503)
Change in net assets resulting
from capital transactions
1,808,542 1,525,159 6,497,909 (755,175) (6,564,069)
Change in net assets 2,114,300 11,682,020 12,984,221 9,345,784 (664,233)
NET ASSETS:
Beginning of period $ — $ 63,825,833 $ 50,841,612 $ 59,778,506 $ 60,442,739
End of period $ 2,114,300 $ 75,507,853 $ 63,825,833 $ 69,124,290 $ 59,778,506
SHARE TRANSACTIONS:
Beginning of period — 1,000,002 900,002 950,002 1,060,002
Issued 370,001 — — — —
Issued in-kind 20,000 30,000 130,000 100,000 70,000
Redeemed (170,000) — — — —
Redemption in-kind (170,000) (10,000) (30,000) (120,000) (180,000)
Shares outstanding, end of
period 50,001 1,020,002 1,000,002 930,002 950,002
* Commencement of investment operations.
(a) Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 10 to the Financial Statements.

226 :: NOVEMBER 30, 2025 (UNAUDITED) :: STATEMENTS OF CHANGES IN NET ASSETS
PROSHARES TRUST
See accompanying notes to the financial statements.
S&P 500
®
Ex-Health Care ETF S&P 500
®
Ex-Technology ETF S&P 500
®
High Income ETF
Six Months Ended
November 30,
2025 (Unaudited)
Year Ended May
31, 2025
Six Months Ended
November 30,
2025 (Unaudited)
Year Ended May
31, 2025
Six Months Ended
November 30,
2025 (Unaudited)
Year Ended May
31, 2025
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss) $ 171,538 $ 291,826 $ 1,590,015 $ 1,980,926 $ 3,991,654 $ 4,050,488
Net realized gain (loss) 1,139,564 (11,430) 4,080,812 7,612,848 6,159,138 (7,586,963)
Change in net unrealized
appreciation/depreciation 3,450,035 3,104,244 18,920,367 (3,213,466) 122,040,644 10,528,432
Change in net assets resulting
from operations 4,761,137 3,384,640 24,591,194 6,380,308 132,191,436 6,991,957
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings
(167,382) (286,303) (1,567,027) (1,611,982) — (65,655,531)
Tax return of capital — — — — (18,873,993)
(a)
—
Total distributions (167,382) (286,303) (1,567,027) (1,611,982) (18,873,993) (65,655,531)
CAPITAL TRANSACTIONS (b):
Proceeds from shares issued 3,486,326 5,745,297 26,854,512 176,367,793 227,479,191 825,655,599
Cost of shares redeemed (2,720,512) — (16,321,112) (26,641,579) (37,939,860) (105,370,152)
Change in net assets resulting
from capital transactions
765,814 5,745,297 10,533,400 149,726,214 189,539,331 720,285,447
Change in net assets 5,359,569 8,843,634 33,557,567 154,494,540 302,856,774 661,621,873
NET ASSETS:
Beginning of period $ 29,649,746 $ 20,806,112 $ 207,330,844 $ 52,836,304 $ 810,693,555 $ 149,071,682
End of period $ 35,009,315 $ 29,649,746 $ 240,888,411 $ 207,330,844 $ 1,113,550,329 $ 810,693,555
SHARE TRANSACTIONS:
Beginning of period 460,002 370,002 2,220,001 630,001 19,990,001 3,510,001
Issued — — — — 2,380,000 7,900,000
Issued in-kind 50,000 90,000 270,000 1,870,000 2,820,000 11,010,000
Redeemed — — — — (70,000) (1,160,000)
Redemption in-kind (40,000) — (170,000) (280,000) (820,000) (1,270,000)
Shares outstanding, end of
period 470,002 460,002 2,320,001 2,220,001 24,300,001 19,990,001
(a) Tax return of capital determined as of the tax year-end of October 31, 2025 is limited to actual distributions paid during the period.  See Note
2 to the Financial Statements.
(b) Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 10 to the Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS :: NOVEMBER 30, 2025 (UNAUDITED) :: 227
PROSHARES TRUST
See accompanying notes to the financial statements.
S&P Global Core Battery Metals ETF S&P Kensho Cleantech ETF S&P Kensho Smart Factories ETF
Six Months Ended
November 30,
2025 (Unaudited)
Year Ended May
31, 2025
Six Months Ended
November 30,
2025 (Unaudited)
Year Ended May
31, 2025
Six Months Ended
November 30,
2025 (Unaudited)
Year Ended May
31, 2025
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss) $ 24,799 $ 43,620 $ 4,128 $ 12,267 $ 598 $ 2,288
Net realized gain (loss) (331,183) (372,620) (211,675) (2,247,200) 119,699 55,323
Change in net unrealized
appreciation/depreciation 2,020,924 58,846 1,092,364 1,161,609 159,639 (7,621)
Change in net assets resulting
from operations 1,714,540 (270,154) 884,817 (1,073,324) 279,936 49,990
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings
(42,887) (38,762) (4,010) (20,419) (20) (1,658)
Tax return of capital — — — — (846) (305)
Total distributions (42,887) (38,762) (4,010) (20,419) (866) (1,963)
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued 2,186,406 689,654 3,613,089 1,626,726 — —
Cost of shares redeemed (695,774) — (558,883) (2,855,449) — —
Change in net assets resulting
from capital transactions
1,490,632 689,654 3,054,206 (1,228,723) — —
Change in net assets 3,162,285 380,738 3,935,013 (2,322,466) 279,070 48,027
NET ASSETS:
Beginning of period $ 2,717,677 $ 2,336,939 $ 1,441,020 $ 3,763,486 $ 985,461 $ 937,434
End of period $ 5,879,962 $ 2,717,677 $ 5,376,033 $ 1,441,020 $ 1,264,531 $ 985,461
SHARE TRANSACTIONS:
Beginning of period 100,001 75,001 75,001 150,001 25,001 25,001
Issued in-kind 50,000 25,000 100,000 75,000 — —
Redeemed (25,000) — (25,000) (50,000) — —
Redemption in-kind — — — (100,000) — —
Shares outstanding, end of
period 125,001 100,001 150,001 75,001 25,001 25,001
(a) Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 10 to the Financial Statements.

228 :: NOVEMBER 30, 2025 (UNAUDITED) :: STATEMENTS OF CHANGES IN NET ASSETS
PROSHARES TRUST
See accompanying notes to the financial statements.
S&P MidCap 400
®
Dividend Aristocrats
ETF
S&P Technology Dividend Aristocrats
ETF Smart Materials ETF
Six Months Ended
November 30,
2025 (Unaudited)
Year Ended May
31, 2025
Six Months Ended
November 30,
2025 (Unaudited)
Year Ended May
31, 2025
Six Months Ended
November 30,
2025 (Unaudited)
Year Ended May
31, 2025
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss) $ 21,793,453 $ 38,222,431 $ 1,374,074 $ 2,918,553 $ 3,050 $ 26,752
Net realized gain (loss) 26,037,481 128,016,858 34,977,000 22,793,280 41,749 (133,658)
Change in net unrealized
appreciation/depreciation 49,723,310 (15,966,643) (7,928,397) (7,486,232) 176,571 (112,769)
Change in net assets resulting
from operations 97,554,244 150,272,646 28,422,677 18,225,601 221,370 (219,675)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings
(17,826,933) (40,298,995) (1,354,723) (3,075,041) (14,499) (24,939)
Tax return of capital — — — — (335) —
Total distributions (17,826,933) (40,298,995) (1,354,723) (3,075,041) (14,834) (24,939)
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued 4,156,764 459,163,651 102,794,559 3,854,943 — —
Cost of shares redeemed (130,954,852) (331,469,017) (109,604,763) (49,781,067) — —
Change in net assets resulting
from capital transactions
(126,798,088) 127,694,634 (6,810,204) (45,926,124) — —
Change in net assets (47,070,777) 237,668,285 20,257,750 (30,775,564) 206,536 (244,614)
NET ASSETS:
Beginning of period $ 1,768,259,975 $ 1,530,591,690 $ 238,241,611 $ 269,017,175 $ 1,446,302 $ 1,690,916
End of period $ 1,721,189,198 $ 1,768,259,975 $ 258,499,361 $ 238,241,611 $ 1,652,838 $ 1,446,302
SHARE TRANSACTIONS:
Beginning of period 21,820,001 20,210,001 3,070,001 3,690,001 50,001 50,001
Issued — — 870,000 — — —
Issued in-kind 50,000 5,670,000 310,000 50,000 — —
Redemption in-kind (1,560,000) (4,060,000) (1,260,000) (670,000) — —
Shares outstanding, end of
period 20,310,001 21,820,001 2,990,001 3,070,001 50,001 50,001
(a) Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 10 to the Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS :: NOVEMBER 30, 2025 (UNAUDITED) :: 229
PROSHARES TRUST
See accompanying notes to the financial statements.
Supply Chain Logistics ETF
Six Months Ended
November 30,
2025 (Unaudited)
Year Ended May
31, 2025
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss) $ 11,099 $ 23,056
Net realized gain (loss) 2,678 38,091
Change in net unrealized appreciation/depreciation 35,049 (42,359)
Change in net assets resulting
from operations 48,826 18,788
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings
(15,515) (57,053)
Total distributions (15,515) (57,053)
CAPITAL TRANSACTIONS (a):
Cost of shares redeemed — (1,020,406)
Change in net assets resulting
from capital transactions
— (1,020,406)
Change in net assets 33,311 (1,058,671)
NET ASSETS:
Beginning of period $ 943,397 $ 2,002,068
End of period $ 976,708 $ 943,397
SHARE TRANSACTIONS:
Beginning of period 25,001 50,001
Issued in-kind — —
Redemption in-kind — (25,000)
Shares outstanding, end of
period 25,001 25,001
(a) Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 10 to the Financial Statements.

230 :: FINANCIAL HIGHLIGHTS
PROSHARES TRUST
FINANCIAL HIGHLIGHTS

231 :: FINANCIAL HIGHLIGHTS
PROSHARES TRUST
ProShares Trust Financial Highlights
NOVEMBER 30, 2025 (UNAUDITED)
See accompanying notes to the financial statements.
SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
A
PER SHARE OPERATING PERFORMANCE RATIOS/SUPPLEMENTAL DATA
INVESTMENT OPERATIONS DISTRIBUTIONS
TOTAL
RETURN
(c)
RATIOS TO AVERAGE NET ASSETS
(f)
SUPPLEMENTAL
DATA
Net asset
value,
beginning
of period
Net
investment
income
(loss)
(a)
Net realized
and unrealized
gains
(losses) on
investments
Transaction
fees
(b)
Total from
investment
operations
Net
investment
income
Net realized
gains
Tax return of
capital
Total
distributions
Net asset
value, end
of period
Net asset
value
(d)
Market
value
(e)
Expenses
before
expense
reductions
Expenses
net of
waivers, if
any
Net
investment
income
(loss) before
expense
reductions
Net
investment
income
(loss) net
of waivers,
if any
Net assets,
end of period
(000)
Portfolio
turnover
rate
(c)(g)
Big Data Refiners ETF
Six Months ended
November 30,
2025 (Unaudited)
$ 45 .21 $ ( 0 .11 ) $ ( 1 .32 ) $ — $ ( 1 .43 ) $ — $ — $ — $ — $ 43 .78 ( 3 .16 ) % ( 2 .93 ) % 0 .58% 0 .58% ( 0 .47 ) % ( 0 .47 ) % $ 6,567 18%
Year ended
May 31, 2025
33 .73 ( 0 .17 ) 11 .65 — 11 .48 — — — — 45 .21 34 .03 33 .34 0 .58 0 .58 ( 0 .43 ) ( 0 .43 ) 6,781 35
Year ended
May 31, 2024
26 .91 ( 0 .12 ) 6 .94 — 6 .82 — — — — 33 .73 25 .35 25 .42 0 .58 0 .58 ( 0 .38 ) ( 0 .38 ) 6,746 33
Year ended
May 31, 2023
24 .17 ( 0 .04 ) 2 .78 — (h) 2 .74 — — — — 26 .91 11 .32 11 .23 0 .58 0 .58 ( 0 .16 ) ( 0 .16 ) 2,691 33
September 29,
2021* through May
31, 2022
40 .00 ( 0 .12 ) ( 15 .71 ) — ( 15 .83 ) — — — — 24 .17 ( 39 .57 ) ( 39 .43 ) 0 .58 0 .58 ( 0 .51 ) ( 0 .51 ) 2,417 25
Decline of the Retail Store ETF
Six Months ended
November 30,
2025 (Unaudited)
12 .73 0 .22 ( 0 .65 ) — ( 0 .43 ) ( 0 .23 ) — — ( 0 .23 ) 12 .07 ( 3 .39 ) ( 3 .40 ) 0 .65 0 .65 3 .69 3 .69 3,260 —
Year ended
May 31, 2025
13 .18 0 .67 ( 0 .40 ) — 0 .27 ( 0 .72 ) — — ( 0 .72 ) 12 .73 1 .93 1 .71 0 .65 0 .65 4 .99 4 .99 2,801 —
Year ended
May 31, 2024
16 .70 0 .63 ( 3 .46 ) — ( 2 .83 ) ( 0 .69 ) — — ( 0 .69 ) 13 .18 ( 17 .33 ) ( 17 .13 ) 0 .65 0 .65 4 .08 4 .08 4,087 —
Year ended
May 31, 2023
16 .13 0 .31 0 .46  (i) — 0 .77 ( 0 .20 ) — — ( 0 .20 ) 16 .70 4 .95 4 .68 0 .65 0 .65 2 .06 2 .06 10,854 —
Year ended
May 31, 2022
16 .50 ( 0 .09 ) ( 0 .28 ) — ( 0 .37 ) — — — — 16 .13 ( 2 .25 ) ( 2 .12 ) 0 .65 0 .65 ( 0 .58 ) ( 0 .58 ) 10,079 —
Year ended
May 31, 2021
34 .39 ( 0 .16 ) ( 17 .73 ) — ( 17 .89 ) — — — — 16 .50 ( 52 .02 ) ( 51 .88 ) 0 .65 0 .65 ( 0 .64 ) ( 0 .64 ) 7,424 —
*
Commencement of investment operations.

232 :: FINANCIAL HIGHLIGHTS
PROSHARES TRUST
ProShares Trust Financial Highlights
NOVEMBER 30, 2025 (UNAUDITED)
See accompanying notes to the financial statements.
SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
A
PER SHARE OPERATING PERFORMANCE RATIOS/SUPPLEMENTAL DATA
INVESTMENT OPERATIONS DISTRIBUTIONS
TOTAL
RETURN
(c)
RATIOS TO AVERAGE NET ASSETS
(f)
SUPPLEMENTAL
DATA
Net asset
value,
beginning
of period
Net
investment
income
(loss)
(a)
Net realized
and unrealized
gains
(losses) on
investments
Transaction
fees
(b)
Total from
investment
operations
Net
investment
income
Net realized
gains
Tax return of
capital
Total
distributions
Net asset
value, end
of period
Net asset
value
(d)
Market
value
(e)
Expenses
before
expense
reductions
Expenses
net of
waivers, if
any
Net
investment
income
(loss) before
expense
reductions
Net
investment
income
(loss) net
of waivers,
if any
Net assets,
end of period
(000)
Portfolio
turnover
rate
(c)(g)
DJ Brookfield Global Infrastructure ETF
Six Months ended
November 30,
2025 (Unaudited)
$ 54 .36 $ 0 .74 $ 1 .39 $ — $ 2 .13 $ ( 1 .56 ) $ — $ — $ ( 1 .56 ) $ 54 .93 4 .04% 4 .19% 0 .45% 0 .45% 2 .75% 2 .75% $ 152,144 6%
Year ended
May 31, 2025
46 .51 1 .60 8 .00 — 9 .60 ( 1 .75 ) — — ( 1 .75 ) 54 .36 21 .21 21 .17 0 .45 0 .45 3 .20 3 .20 148,390 9
Year ended
May 31, 2024
44 .03 1 .42 2 .54 — 3 .96 ( 1 .48 ) — — ( 1 .48 ) 46 .51 9 .18 9 .33 0 .45 0 .45 3 .19 3 .19 130,696 10
Year ended
May 31, 2023
50 .16 1 .22 ( 5 .97 ) — ( 4 .75 ) ( 1 .38 ) — — ( 1 .38 ) 44 .03 ( 9 .44 ) ( 9 .64 ) 0 .45 0 .45 2 .68 2 .68 144,872 13
Year ended
May 31, 2022
46 .63 1 .16 3 .94 — 5 .10 ( 1 .57 ) — — ( 1 .57 ) 50 .16 11 .21 11 .36 0 .45 0 .45 2 .45 2 .45 152,982 9
Year ended
May 31, 2021
40 .64 1 .07 6 .19 — 7 .26 ( 1 .27 ) — — ( 1 .27 ) 46 .63 18 .50 18 .44 0 .45 0 .45 2 .58 2 .58 177,659 10
Equities for Rising Rates ETF
Six Months ended
November 30,
2025 (Unaudited)
57 .62 0 .44 6 .26 — 6 .70 ( 0 .53 ) — — ( 0 .53 ) 63 .79 11 .68 11 .66 0 .35 0 .35 1 .43 1 .43 12,120 65
Year ended
May 31, 2025
59 .70 1 .15 ( 1 .93 ) — ( 0 .78 ) ( 1 .30 ) — — ( 1 .30 ) 57 .62 ( 1 .30 ) ( 1 .21 ) 0 .35 0 .35 1 .98 1 .98 9,795 84
Year ended
May 31, 2024
45 .47 1 .16 14 .54 — 15 .70 ( 1 .47 ) — — ( 1 .47 ) 59 .70 35 .02 34 .94 0 .35 0 .35 2 .22 2 .22 16,120 144
Year ended
May 31, 2023
54 .37 1 .32 ( 8 .88 ) — ( 7 .56 ) ( 1 .34 ) — — ( 1 .34 ) 45 .47 ( 13 .98 ) ( 12 .59 ) 0 .35 0 .35 2 .64 2 .64 39,103 92
Year ended
May 31, 2022
50 .02 1 .21 4 .02 — 5 .23 ( 0 .88 ) — — ( 0 .88 ) 54 .37 10 .65 9 .03 0 .35 0 .35 2 .31 2 .31 104,931 102
Year ended
May 31, 2021
29 .05 0 .94 20 .75 — 21 .69 ( 0 .72 ) — — ( 0 .72 ) 50 .02 75 .88 78 .30 0 .35 0 .35 2 .31 2 .31 7,002 105

233 :: FINANCIAL HIGHLIGHTS
PROSHARES TRUST
ProShares Trust Financial Highlights
NOVEMBER 30, 2025 (UNAUDITED)
See accompanying notes to the financial statements.
SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
A
PER SHARE OPERATING PERFORMANCE RATIOS/SUPPLEMENTAL DATA
INVESTMENT OPERATIONS DISTRIBUTIONS
TOTAL
RETURN
(c)
RATIOS TO AVERAGE NET ASSETS
(f)
SUPPLEMENTAL
DATA
Net asset
value,
beginning
of period
Net
investment
income
(loss)
(a)
Net realized
and unrealized
gains
(losses) on
investments
Transaction
fees
(b)
Total from
investment
operations
Net
investment
income
Net realized
gains
Tax return of
capital
Total
distributions
Net asset
value, end
of period
Net asset
value
(d)
Market
value
(e)
Expenses
before
expense
reductions
Expenses
net of
waivers, if
any
Net
investment
income
(loss) before
expense
reductions
Net
investment
income
(loss) net
of waivers,
if any
Net assets,
end of period
(000)
Portfolio
turnover
rate
(c)(g)
Global Listed Private Equity ETF
Six Months ended
November 30,
2025 (Unaudited)
$ 27 .63 $ 0 .84 $ ( 1 .34 ) $ — $ ( 0 .50 ) $ ( 1 .73 ) $ — $ — $ ( 1 .73 ) $ 25 .40 ( 1 .99 ) % ( 2 .15 ) % 1 .73% 0 .60% 5 .06% 6 .19% $ 12,952 12%
Year ended
May 31, 2025
30 .21 1 .94 ( 0 .62 ) — 1 .32 ( 3 .90 ) — — ( 3 .90 ) 27 .63 4 .95 4 .44 1 .89 0 .60 5 .61 6 .90 13,539 21
Year ended
May 31, 2024
27 .66 1 .82 4 .23 — 6 .05 ( 3 .50 ) — — ( 3 .50 ) 30 .21 23 .78 24 .18 2 .32 0 .60 4 .77 6 .49 10,874 18
Year ended
May 31, 2023
29 .57 1 .51 ( 2 .46 ) — ( 0 .95 ) ( 0 .96 ) — — ( 0 .96 ) 27 .66 ( 2 .95 ) ( 2 .80 ) 1 .95 0 .60 4 .23 5 .59 9,682 13
Year ended
May 31, 2022
38 .13 1 .59 ( 5 .83 ) — ( 4 .24 ) ( 3 .79 ) — ( 0 .53 ) (j) ( 4 .32 ) 29 .57 ( 12 .80 ) ( 12 .87 ) 1 .28 0 .60 3 .85 4 .53 14,194 31
Year ended
May 31, 2021
25 .82 1 .60 12 .97 — 14 .57 ( 2 .26 ) — — ( 2 .26 ) 38 .13 59 .40 58 .58 1 .40 0 .60 4 .39 5 .19 20,974 21
Hedge Replication ETF
Six Months ended
November 30,
2025 (Unaudited)
49 .33 0 .67 2 .42 — 3 .09 ( 0 .64 ) — — ( 0 .64 ) 51 .78 6 .30 6 .23 1 .93 0 .95 1 .65 2 .64 24,593 19
Year ended
May 31, 2025
49 .41 1 .53 0 .06 — 1 .59 ( 1 .67 ) — — ( 1 .67 ) 49 .33 3 .25 3 .26 2 .26 0 .95 1 .77 3 .08 24,419 43
Year ended
May 31, 2024
47 .95 1 .78 1 .48 — 3 .26 ( 1 .80 ) — — ( 1 .80 ) 49 .41 6 .94 7 .03 1 .94 0 .95 2 .67 3 .67 27,919 57
Year ended
May 31, 2023
47 .94 1 .04 ( 0 .59 ) — 0 .45 ( 0 .44 ) — — ( 0 .44 ) 47 .95 0 .97 0 .68 2 .11 0 .95 1 .03 2 .19 32,846 98
Year ended
May 31, 2022
52 .16 ( 0 .28 ) ( 3 .94 ) — ( 4 .22 ) — — — — 47 .94 ( 8 .10 ) ( 8 .17 ) 1 .82 0 .95 ( 1 .43 ) ( 0 .56 ) 43,862 52
Year ended
May 31, 2021
45 .13 ( 0 .34 ) 7 .37 — 7 .03 — — — — 52 .16 15 .57 16 .26 1 .88 0 .95 ( 1 .62 ) ( 0 .68 ) 44,071 72

234 :: FINANCIAL HIGHLIGHTS
PROSHARES TRUST
ProShares Trust Financial Highlights
NOVEMBER 30, 2025 (UNAUDITED)
See accompanying notes to the financial statements.
SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
A
PER SHARE OPERATING PERFORMANCE RATIOS/SUPPLEMENTAL DATA
INVESTMENT OPERATIONS DISTRIBUTIONS
TOTAL
RETURN
(c)
RATIOS TO AVERAGE NET ASSETS
(f)
SUPPLEMENTAL
DATA
Net asset
value,
beginning
of period
Net
investment
income
(loss)
(a)
Net realized
and unrealized
gains
(losses) on
investments
Transaction
fees
(b)
Total from
investment
operations
Net
investment
income
Net realized
gains
Tax return of
capital
Total
distributions
Net asset
value, end
of period
Net asset
value
(d)
Market
value
(e)
Expenses
before
expense
reductions
Expenses
net of
waivers, if
any
Net
investment
income
(loss) before
expense
reductions
Net
investment
income
(loss) net
of waivers,
if any
Net assets,
end of period
(000)
Portfolio
turnover
rate
(c)(g)
High Yield-Interest Rate Hedged
Six Months ended
November 30,
2025 (Unaudited)
$ 64 .33 $ 2 .20 $ 0 .19 $ — (h) $ 2 .39 $ ( 2 .24 ) $ — $ — $ ( 2 .24 ) $ 64 .48 3 .78% 3 .39% 0 .50% 0 .50% 6 .79% 6 .79% $ 162,807 43%
Year ended
May 31, 2025
64 .30 4 .43 0 .01  (i) 0 .01 4 .45 ( 4 .42 ) — — ( 4 .42 ) 64 .33 7 .12 7 .06 0 .50 0 .50 6 .87 6 .87 167,250 66
Year ended
May 31, 2024
59 .05 4 .06 5 .27 — (h) 9 .33 ( 4 .08 ) — — ( 4 .08 ) 64 .30 16 .33 16 .45 0 .50 0 .50 6 .51 6 .51 136,647 61
Year ended
May 31, 2023
60 .76 3 .39 ( 1 .64 ) — 1 .75 ( 3 .46 ) — — ( 3 .46 ) 59 .05 3 .03 3 .05 0 .50 0 .50 5 .74 5 .74 110,713 27
Year ended
May 31, 2022
62 .62 2 .73 ( 1 .79 ) 0 .02 0 .96 ( 2 .82 ) — — ( 2 .82 ) 60 .76 1 .56 1 .67 0 .50 0 .50 4 .41 4 .41 145,836 45
Year ended
May 31, 2021
58 .74 2 .96 4 .05 — (h) 7 .01 ( 3 .13 ) — — ( 3 .13 ) 62 .62 12 .22 12 .22 0 .50 0 .50 4 .83 4 .83 108,019 55
Inflation Expectations ETF
Six Months ended
November 30,
2025 (Unaudited)
33 .15 0 .63 ( 0 .89 ) — ( 0 .26 ) ( 0 .65 ) — — ( 0 .65 ) 32 .24 ( 0 .79 ) ( 0 .98 ) 1 .11 0 .30 3 .03 3 .84 18,054 —
Year ended
May 31, 2025
33 .37 1 .42 ( 0 .17 ) — (h) 1 .25 ( 1 .47 ) — — ( 1 .47 ) 33 .15 3 .86 3 .68 1 .12 0 .30 3 .51 4 .33 26,185 —
Year ended
May 31, 2024
32 .61 1 .51 0 .86 0 .01 2 .38 ( 1 .62 ) — — ( 1 .62 ) 33 .37 7 .56 8 .09 0 .98 0 .30 3 .85 4 .54 22,027 —
Year ended
May 31, 2023
32 .79 0 .86 ( 0 .54 ) 0 .01 0 .33 ( 0 .51 ) — — ( 0 .51 ) 32 .61 1 .05 0 .77 0 .86 0 .30 2 .06 2 .62 37,502 —
Year ended
May 31, 2022
30 .10 0 .82 2 .85 0 .01 3 .68 ( 0 .99 ) — — ( 0 .99 ) 32 .79 12 .65 12 .00 0 .98 0 .31 2 .00 2 .67 63,286 —
Year ended
May 31, 2021
24 .12 0 .51 5 .66 0 .01 6 .18 ( 0 .20 ) — — ( 0 .20 ) 30 .10 25 .70 25 .40 1 .70 0 .30 0 .44 1 .84 44,247 60

235 :: FINANCIAL HIGHLIGHTS
PROSHARES TRUST
ProShares Trust Financial Highlights
NOVEMBER 30, 2025 (UNAUDITED)
See accompanying notes to the financial statements.
SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
A
PER SHARE OPERATING PERFORMANCE RATIOS/SUPPLEMENTAL DATA
INVESTMENT OPERATIONS DISTRIBUTIONS
TOTAL
RETURN
(c)
RATIOS TO AVERAGE NET ASSETS
(f)
SUPPLEMENTAL
DATA
Net asset
value,
beginning
of period
Net
investment
income
(loss)
(a)
Net realized
and unrealized
gains
(losses) on
investments
Transaction
fees
(b)
Total from
investment
operations
Net
investment
income
Net realized
gains
Tax return of
capital
Total
distributions
Net asset
value, end
of period
Net asset
value
(d)
Market
value
(e)
Expenses
before
expense
reductions
Expenses
net of
waivers, if
any
Net
investment
income
(loss) before
expense
reductions
Net
investment
income
(loss) net
of waivers,
if any
Net assets,
end of period
(000)
Portfolio
turnover
rate
(c)(g)
Investment Grade-Interest Rate Hedged
Six Months ended
November 30,
2025 (Unaudited)
$ 77 .80 $ 2 .02 $ 0 .73 $ — $ 2 .75 $ ( 2 .02 ) $ — $ — $ ( 2 .02 ) $ 78 .53 3 .58% 3 .51% 0 .30% 0 .30% 5 .13% 5 .13% $ 276,825 10%
Year ended
May 31, 2025
77 .18 3 .99 0 .65 — (h) 4 .64 ( 4 .02 ) — — ( 4 .02 ) 77 .80 6 .21 6 .26 0 .30 0 .30 5 .18 5 .18 264,516 53
Year ended
May 31, 2024
71 .46 3 .90 5 .69 0 .02 9 .61 ( 3 .89 ) — — ( 3 .89 ) 77 .18 13 .78 13 .80 0 .30 0 .30 5 .22 5 .22 293,274 62
Year ended
May 31, 2023
71 .14 2 .96 0 .34 0 .01 3 .31 ( 2 .99 ) — — ( 2 .99 ) 71 .46 4 .81 3 .99 0 .30 0 .30 4 .21 4 .21 318,012 141
Year ended
May 31, 2022
76 .25 1 .93 ( 5 .10 ) — (h) ( 3 .17 ) ( 1 .94 ) — — ( 1 .94 ) 71 .14 ( 4 .21 ) ( 3 .51 ) 0 .30 0 .30 2 .60 2 .60 665,124 24
Year ended
May 31, 2021
69 .63 1 .93 6 .58 0 .03 8 .54 ( 1 .92 ) — — ( 1 .92 ) 76 .25 12 .40 12 .19 0 .30 0 .30 2 .59 2 .59 724,383 22
K-1 Free Crude Oil ETF‡
Six Months ended
November 30,
2025 (Unaudited)
37 .94 0 .56 0 .33 — 0 .89 ( 0 .14 ) — ( 0 .73 ) ( 0 .87 ) 37 .96 2 .24 3 .35 0 .69 0 .69 2 .76 2 .76 59,185 —
Year ended
May 31, 2025
46 .23 1 .47 ( 8 .03 ) — ( 6 .56 ) ( 1 .73 ) — — ( 1 .73 ) 37 .94 ( 14 .59 ) ( 14 .57 ) 0 .69 0 .69 3 .35 3 .35 60,103 —
Year ended
May 31, 2024
38 .96 1 .73 8 .20 — 9 .93 ( 2 .66 ) — — ( 2 .66 ) 46 .23 25 .68 26 .40 0 .69 0 .69 3 .81 3 .81 133,332 —
Year ended
May 31, 2023
58 .72 0 .31 ( 15 .20 ) — ( 14 .89 ) ( 4 .50 ) — ( 0 .37 ) ( 4 .87 ) 38 .96 ( 27 .17 ) ( 27 .88 ) 0 .73 (k) 0 .73 (k) 0 .67 0 .67 86,064 —
Year ended
May 31, 2022
59 .06 ( 0 .39 ) 31 .17 — 30 .78 ( 31 .12 ) — — ( 31 .12 ) 58 .72 81 .99 82 .32 0 .71 (l) 0 .71 (l) ( 0 .71 ) ( 0 .71 ) 101,814 —
Year ended
May 31, 2021
33 .68 ( 0 .29 ) 25 .67 — 25 .38 — — — — 59 .06 75 .34 77 .78 0 .67 (m) 0 .67 (m) ( 0 .67 ) ( 0 .67 ) 103,884 —
‡
Consolidated Financial Highlights.

236 :: FINANCIAL HIGHLIGHTS
PROSHARES TRUST
ProShares Trust Financial Highlights
NOVEMBER 30, 2025 (UNAUDITED)
See accompanying notes to the financial statements.
SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
A
PER SHARE OPERATING PERFORMANCE RATIOS/SUPPLEMENTAL DATA
INVESTMENT OPERATIONS DISTRIBUTIONS
TOTAL
RETURN
(c)
RATIOS TO AVERAGE NET ASSETS
(f)
SUPPLEMENTAL
DATA
Net asset
value,
beginning
of period
Net
investment
income
(loss)
(a)
Net realized
and unrealized
gains
(losses) on
investments
Transaction
fees
(b)
Total from
investment
operations
Net
investment
income
Net realized
gains
Tax return of
capital
Total
distributions
Net asset
value, end
of period
Net asset
value
(d)
Market
value
(e)
Expenses
before
expense
reductions
Expenses
net of
waivers, if
any
Net
investment
income
(loss) before
expense
reductions
Net
investment
income
(loss) net
of waivers,
if any
Net assets,
end of period
(000)
Portfolio
turnover
rate
(c)(g)
Large Cap Core Plus
Six Months ended
November 30,
2025 (Unaudited)
$ 67 .36 $ 0 .43 $ 11 .54 $ — $ 11 .97 $ ( 0 .40 ) $ — $ — $ ( 0 .40 ) $ 78 .93 17 .81% 17 .85% 0 .45% 0 .45% 1 .15% 1 .15% $ 486,979 35%
Year ended
May 31, 2025
59 .86 0 .73 7 .49 — 8 .22 ( 0 .72 ) — — ( 0 .72 ) 67 .36 13 .80 13 .97 0 .45 0 .45 1 .13 1 .13 427,736 66
Year ended
May 31, 2024
47 .71 0 .65 12 .15 — 12 .80 ( 0 .65 ) — — ( 0 .65 ) 59 .86 26 .99 26 .55 0 .45 0 .45 1 .20 1 .20 432,756 57
Year ended
May 31, 2023
49 .88 0 .66 ( 2 .21 ) — ( 1 .55 ) ( 0 .62 ) — — ( 0 .62 ) 47 .71 ( 3 .02 ) ( 2 .90 ) 0 .45 0 .45 1 .41 1 .41 404,575 54
Year ended
May 31, 2022†
48 .48 0 .50 1 .36 — 1 .86 ( 0 .46 ) — — ( 0 .46 ) 49 .88 3 .79 3 .87 0 .45 0 .45 0 .96 0 .96 475,373 53
Year ended
May 31, 2021†
35 .06 0 .45 13 .45 — 13 .90 ( 0 .48 ) — — ( 0 .48 ) 48 .48 39 .97 39 .77 0 .45 0 .45 1 .10 1 .10 481,904 58
Long Online/Short Stores ETF
Six Months ended
November 30,
2025 (Unaudited)
49 .60 0 .13 10 .56 — 10 .69 ( 0 .13 ) — — ( 0 .13 ) 60 .16 21 .59 21 .46 0 .65 0 .65 0 .46 0 .46 7,520 26
Year ended
May 31, 2025
41 .27 0 .14 8 .34 — 8 .48 ( 0 .15 ) — — ( 0 .15 ) 49 .60 20 .60 20 .77 0 .65 0 .65 0 .31 0 .31 8,681 57
Year ended
May 31, 2024
32 .77 0 .11 8 .54 — 8 .65 ( 0 .15 ) — — ( 0 .15 ) 41 .27 26 .42 26 .29 0 .65 0 .65 0 .29 0 .29 10,523 95
Year ended
May 31, 2023
37 .23 ( 0 .06 ) ( 4 .40 ) — ( 4 .46 ) — — — — 32 .77 ( 11 .99 ) ( 11 .60 ) 0 .65 0 .65 ( 0 .19 ) ( 0 .19 ) 21,789 107
Year ended
May 31, 2022
78 .80 0 .08 ( 41 .65 ) — ( 41 .57 ) — — — — 37 .23 ( 52 .75 ) ( 52 .96 ) 0 .65 0 .65 0 .13 0 .13 21,781 124
Year ended
May 31, 2021
68 .72 1 .17 (n) 10 .14 — 11 .31 ( 1 .23 ) — — ( 1 .23 ) 78 .80 16 .23 16 .41 0 .65 0 .65 1 .36 (n) 1 .36 (n) 100,467 77

237 :: FINANCIAL HIGHLIGHTS
PROSHARES TRUST
ProShares Trust Financial Highlights
NOVEMBER 30, 2025 (UNAUDITED)
See accompanying notes to the financial statements.
SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
A
PER SHARE OPERATING PERFORMANCE RATIOS/SUPPLEMENTAL DATA
INVESTMENT OPERATIONS DISTRIBUTIONS
TOTAL
RETURN
(c)
RATIOS TO AVERAGE NET ASSETS
(f)
SUPPLEMENTAL
DATA
Net asset
value,
beginning
of period
Net
investment
income
(loss)
(a)
Net realized
and unrealized
gains
(losses) on
investments
Transaction
fees
(b)
Total from
investment
operations
Net
investment
income
Net realized
gains
Tax return of
capital
Total
distributions
Net asset
value, end
of period
Net asset
value
(d)
Market
value
(e)
Expenses
before
expense
reductions
Expenses
net of
waivers, if
any
Net
investment
income
(loss) before
expense
reductions
Net
investment
income
(loss) net
of waivers,
if any
Net assets,
end of period
(000)
Portfolio
turnover
rate
(c)(g)
Merger ETF
Six Months ended
November 30,
2025 (Unaudited)
$ 42 .00 $ 0 .20 $ 3 .39 $ — $ 3 .59 $ ( 0 .25 ) $ — $ — $ ( 0 .25 ) $ 45 .34 8 .62% 9 .40% 2 .06% 0 .75% ( 0 .38 ) % 0 .93% $ 12,470 192%
Year ended
May 31, 2025
40 .18 0 .45 2 .73 — 3 .18 ( 0 .37 ) ( 0 .99 ) — ( 1 .36 ) 42 .00 7 .99 8 .10 2 .21 0 .75 ( 0 .38 ) 1 .08 10,499 231
Year ended
May 31, 2024
38 .34 0 .81 1 .91 0 .01 2 .73 ( 0 .89 ) — — ( 0 .89 ) 40 .18 7 .15 7 .13 1 .83 0 .75 0 .96 2 .05 10,045 283
Year ended
May 31, 2023
40 .24 0 .37 ( 1 .98 ) — ( 1 .61 ) ( 0 .29 ) — — ( 0 .29 ) 38 .34 ( 4 .01 ) ( 4 .60 ) 1 .45 0 .75 0 .23 0 .93 13,420 235
Year ended
May 31, 2022
40 .82 0 .05 ( 0 .48 ) — ( 0 .43 ) ( 0 .15 ) — — ( 0 .15 ) 40 .24 ( 1 .07 ) ( 0 .90 ) 1 .19 0 .75 ( 0 .31 ) 0 .13 70,416 262
Year ended
May 31, 2021
37 .64 0 .26 3 .01 — 3 .27 ( 0 .09 ) — — ( 0 .09 ) 40 .82 8 .72 8 .91 1 .68 0 .75 ( 0 .27 ) 0 .65 42,863 315
Metaverse ETF
Six Months ended
November 30,
2025 (Unaudited)
49 .39 0 .06 11 .47 — 11 .53 ( 0 .19 ) — — ( 0 .19 ) 60 .73 23 .38 23 .16 0 .58 0 .58 0 .22 0 .22 6,073 42
Year ended
May 31, 2025
42 .03 0 .41 7 .32 — 7 .73 ( 0 .37 ) — — ( 0 .37 ) 49 .39 18 .47 18 .69 0 .58 0 .58 0 .89 0 .89 5,433 51
Year ended
May 31, 2024
36 .44 0 .30 5 .57 — 5 .87 ( 0 .28 ) — — ( 0 .28 ) 42 .03 16 .21 16 .07 0 .58 0 .58 0 .77 0 .77 5,885 55
Year ended
May 31, 2023
35 .55 0 .18 0 .86  (i) — 1 .04 ( 0 .13 ) — ( 0 .02 ) ( 0 .15 ) 36 .44 2 .97 2 .94 0 .58 0 .58 0 .55 0 .55 6,195 67
March 15, 2022*
through May 31,
2022
40 .00 ( 0 .03 ) ( 4 .42 ) — ( 4 .45 ) — — — — 35 .55 ( 11 .12 ) ( 11 .10 ) 0 .58 0 .58 ( 0 .32 ) ( 0 .32 ) 7,822 20
*
Commencement of investment operations.

238 :: FINANCIAL HIGHLIGHTS
PROSHARES TRUST
ProShares Trust Financial Highlights
NOVEMBER 30, 2025 (UNAUDITED)
See accompanying notes to the financial statements.
SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
A
PER SHARE OPERATING PERFORMANCE RATIOS/SUPPLEMENTAL DATA
INVESTMENT OPERATIONS DISTRIBUTIONS
TOTAL
RETURN
(c)
RATIOS TO AVERAGE NET ASSETS
(f)
SUPPLEMENTAL
DATA
Net asset
value,
beginning
of period
Net
investment
income
(loss)
(a)
Net realized
and unrealized
gains
(losses) on
investments
Transaction
fees
(b)
Total from
investment
operations
Net
investment
income
Net realized
gains
Tax return of
capital
Total
distributions
Net asset
value, end
of period
Net asset
value
(d)
Market
value
(e)
Expenses
before
expense
reductions
Expenses
net of
waivers, if
any
Net
investment
income
(loss) before
expense
reductions
Net
investment
income
(loss) net
of waivers,
if any
Net assets,
end of period
(000)
Portfolio
turnover
rate
(c)(g)
MSCI EAFE Dividend Growers ETF
Six Months ended
November 30,
2025 (Unaudited)
$ 42 .44 $ 0 .30 $ 0 .08 $ — $ 0 .38 $ ( 0 .61 ) $ — $ — $ ( 0 .61 ) $ 42 .21 0 .91% 0 .92% 0 .50% 0 .50% 1 .42% 1 .42% $ 64,583 20%
Year ended
May 31, 2025
38 .35 0 .81 4 .27 — 5 .08 ( 0 .99 ) — — ( 0 .99 ) 42 .44 13 .57 13 .23 0 .50 0 .50 2 .05 2 .05 70,448 40
Year ended
May 31, 2024
36 .98 0 .79 1 .47 — 2 .26 ( 0 .89 ) — — ( 0 .89 ) 38 .35 6 .20 6 .00 0 .50 0 .50 2 .13 2 .13 76,312 36
Year ended
May 31, 2023
37 .29 0 .71 ( 0 .39 ) — 0 .32 ( 0 .63 ) — — ( 0 .63 ) 36 .98 1 .00 1 .46 0 .50 0 .50 1 .99 1 .99 93,186 27
Year ended
May 31, 2022
46 .06 0 .69 ( 8 .12 ) — ( 7 .43 ) ( 1 .34 ) — — ( 1 .34 ) 37 .29 ( 16 .64 ) ( 16 .70 ) 0 .50 0 .50 1 .57 1 .57 107,402 44
Year ended
May 31, 2021
36 .18 0 .79 9 .73 — 10 .52 ( 0 .64 ) — — ( 0 .64 ) 46 .06 29 .37 29 .46 0 .50 0 .50 1 .90 1 .90 138,649 57
MSCI Emerging Markets Dividend Growers ETF
Six Months ended
November 30,
2025 (Unaudited)
45 .04 0 .60 2 .25 — 2 .85 ( 0 .74 ) — — ( 0 .74 ) 47 .15 6 .39 7 .21 0 .60 0 .60 2 .58 2 .58 7,309 38
Year ended
May 31, 2025
43 .99 1 .62 0 .66 — 2 .28 ( 1 .23 ) — — ( 1 .23 ) 45 .04 5 .23 4 .95 0 .60 0 .60 3 .68 3 .68 7,882 49
Year ended
May 31, 2024
45 .47 0 .93 ( 1 .61 ) — ( 0 .68 ) ( 0 .80 ) — — ( 0 .80 ) 43 .99 ( 1 .49 ) ( 1 .65 ) 0 .60 0 .60 2 .10 2 .10 12,536 82
Year ended
May 31, 2023
50 .50 1 .08 ( 4 .52 ) — ( 3 .44 ) ( 1 .59 ) — — ( 1 .59 ) 45 .47 ( 6 .75 ) ( 6 .11 ) 0 .60 0 .60 2 .32 2 .32 16,143 68
Year ended
May 31, 2022
62 .02 1 .17 ( 11 .39 ) — ( 10 .22 ) ( 1 .30 ) — — ( 1 .30 ) 50 .50 ( 16 .72 ) ( 18 .25 ) 0 .60 0 .60 2 .06 2 .06 17,424 67
Year ended
May 31, 2021
45 .70 1 .73 16 .35 — 18 .08 ( 1 .76 ) — — ( 1 .76 ) 62 .02 40 .52 41 .04 0 .60 0 .60 3 .16 3 .16 22,637 78

239 :: FINANCIAL HIGHLIGHTS
PROSHARES TRUST
ProShares Trust Financial Highlights
NOVEMBER 30, 2025 (UNAUDITED)
See accompanying notes to the financial statements.
SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
A
PER SHARE OPERATING PERFORMANCE RATIOS/SUPPLEMENTAL DATA
INVESTMENT OPERATIONS DISTRIBUTIONS
TOTAL
RETURN
(c)
RATIOS TO AVERAGE NET ASSETS
(f)
SUPPLEMENTAL
DATA
Net asset
value,
beginning
of period
Net
investment
income
(loss)
(a)
Net realized
and unrealized
gains
(losses) on
investments
Transaction
fees
(b)
Total from
investment
operations
Net
investment
income
Net realized
gains
Tax return of
capital
Total
distributions
Net asset
value, end
of period
Net asset
value
(d)
Market
value
(e)
Expenses
before
expense
reductions
Expenses
net of
waivers, if
any
Net
investment
income
(loss) before
expense
reductions
Net
investment
income
(loss) net
of waivers,
if any
Net assets,
end of period
(000)
Portfolio
turnover
rate
(c)(g)
MSCI Europe Dividend Growers ETF
Six Months ended
November 30,
2025 (Unaudited)
$ 53 .63 $ 0 .25 $ ( 1 .18 ) $ — $ ( 0 .93 ) $ ( 0 .66 ) $ — $ — $ ( 0 .66 ) $ 52 .04 ( 1 .75 ) % ( 2 .55 ) % 0 .55% 0 .55% 0 .96% 0 .96% $ 8,586 24%
Year ended
May 31, 2025
48 .60 0 .97 5 .00 — 5 .97 ( 0 .94 ) — — ( 0 .94 ) 53 .63 12 .49 13 .30 0 .55 0 .55 1 .96 1 .96 8,313 32
Year ended
May 31, 2024
44 .10 0 .80 4 .59 — 5 .39 ( 0 .89 ) — — ( 0 .89 ) 48 .60 12 .42 11 .61 0 .55 0 .55 1 .77 1 .77 7,047 31
Year ended
May 31, 2023
43 .62 0 .79 0 .41  (i) — 1 .20 ( 0 .72 ) — — ( 0 .72 ) 44 .10 2 .96 3 .43 0 .55 0 .55 1 .91 1 .91 8,600 20
Year ended
May 31, 2022
51 .67 0 .85 ( 7 .66 ) — ( 6 .81 ) ( 1 .24 ) — — ( 1 .24 ) 43 .62 ( 13 .59 ) ( 13 .73 ) 0 .55 0 .55 1 .67 1 .67 13,739 40
Year ended
May 31, 2021
39 .41 0 .85 11 .96 — 12 .81 ( 0 .55 ) — — ( 0 .55 ) 51 .67 32 .81 33 .22 0 .55 0 .55 1 .88 1 .88 9,559 57
MSCI Transformational Changes ETF
Six Months ended
November 30,
2025 (Unaudited)
48 .25 0 .11 3 .04 — (h) 3 .15 ( 0 .17 ) — — ( 0 .17 ) 51 .23 6 .54 6 .75 0 .45 0 .45 0 .44 0 .44 7,685 19
Year ended
May 31, 2025
41 .47 0 .26 7 .00 — 7 .26 ( 0 .48 ) — — ( 0 .48 ) 48 .25 17 .59 17 .36 0 .45 0 .45 0 .57 0 .57 8,444 35
Year ended
May 31, 2024
34 .87 0 .24 6 .63 0 .01 6 .88 ( 0 .28 ) — — ( 0 .28 ) 41 .47 19 .87 19 .84 0 .45 0 .45 0 .64 0 .64 8,295 42
Year ended
May 31, 2023
34 .91 0 .17 0 .18  (i) — (h) 0 .35 ( 0 .39 ) — — ( 0 .39 ) 34 .87 1 .09 1 .07 0 .45 0 .45 0 .51 0 .51 10,460 28
Year ended
May 31, 2022
43 .76 0 .13 ( 8 .87 ) — ( 8 .74 ) ( 0 .11 ) — — ( 0 .11 ) 34 .91 ( 20 .03 ) ( 20 .15 ) 0 .45 0 .45 0 .31 0 .31 29,676 33
October 14, 2020*
through May 31,
2021
40 .00 0 .12 3 .66 — (h) 3 .78 ( 0 .02 ) — — ( 0 .02 ) 43 .76 9 .47 9 .42 0 .45 0 .45 0 .46 0 .46 47,047 44
*
Commencement of investment operations.

240 :: FINANCIAL HIGHLIGHTS
PROSHARES TRUST
ProShares Trust Financial Highlights
NOVEMBER 30, 2025 (UNAUDITED)
See accompanying notes to the financial statements.
SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
A
PER SHARE OPERATING PERFORMANCE RATIOS/SUPPLEMENTAL DATA
INVESTMENT OPERATIONS DISTRIBUTIONS
TOTAL
RETURN
(c)
RATIOS TO AVERAGE NET ASSETS
(f)
SUPPLEMENTAL
DATA
Net asset
value,
beginning
of period
Net
investment
income
(loss)
(a)
Net realized
and unrealized
gains
(losses) on
investments
Transaction
fees
(b)
Total from
investment
operations
Net
investment
income
Net realized
gains
Tax return of
capital
Total
distributions
Net asset
value, end
of period
Net asset
value
(d)
Market
value
(e)
Expenses
before
expense
reductions
Expenses
net of
waivers, if
any
Net
investment
income
(loss) before
expense
reductions
Net
investment
income
(loss) net
of waivers,
if any
Net assets,
end of period
(000)
Portfolio
turnover
rate
(c)(g)
Nanotechnology ETF
Six Months ended
November 30,
2025 (Unaudited)
$ 39 .14 $ 0 .10 $ 12 .60 $ — $ 12 .70 $ ( 0 .10 ) $ — $ — $ ( 0 .10 ) $ 51 .74 32 .46% 33 .22% 0 .58% 0 .58% 0 .42% 0 .42% $ 5,174 27%
Year ended
May 31, 2025
49 .50 0 .03 ( 10 .39 ) — ( 10 .36 ) — (h) — — (h) — (h) 39 .14 ( 20 .92 ) ( 21 .43 ) 0 .58 0 .58 0 .06 0 .06 3,914 45
Year ended
May 31, 2024
37 .37 0 .11 12 .15 — (h) 12 .26 ( 0 .13 ) — — ( 0 .13 ) 49 .50 32 .92 32 .91 0 .58 0 .58 0 .25 0 .25 6,188 42
Year ended
May 31, 2023
33 .96 0 .14 3 .41 — 3 .55 ( 0 .14 ) — — ( 0 .14 ) 37 .37 10 .57 10 .69 0 .58 0 .58 0 .45 0 .45 2,803 42
October 26, 2021*
through May 31,
2022
40 .00 0 .04 ( 6 .06 ) 0 .01 ( 6 .01 ) ( 0 .03 ) — — ( 0 .03 ) 33 .96 ( 15 .05 ) ( 15 .09 ) 0 .58 0 .58 0 .18 0 .18 2,547 32
Nasdaq-100 Dorsey Wright Momentum ETF
Six Months ended
November 30,
2025 (Unaudited)
43 .74 — (h) 4 .38 — 4 .38 ( 0 .05 ) — — ( 0 .05 ) 48 .07 10 .02 9 .88 0 .58 0 .58 ( 0 .02 ) ( 0 .02 ) 9,614 72
Year ended
May 31, 2025
43 .24 0 .04 0 .48 — 0 .52 ( 0 .02 ) — — ( 0 .02 ) 43 .74 1 .21 1 .34 0 .58 0 .58 0 .08 0 .08 10,936 124
Year ended
May 31, 2024
33 .59 ( 0 .01 ) 9 .68 — 9 .67 ( 0 .02 ) — — ( 0 .02 ) 43 .24 28 .78 28 .80 0 .58 0 .58 ( 0 .02 ) ( 0 .02 ) 12,107 129
Year ended
May 31, 2023
34 .22 0 .08 ( 0 .58 ) — ( 0 .50 ) ( 0 .12 ) — ( 0 .01 ) ( 0 .13 ) 33 .59 ( 1 .44 ) ( 1 .52 ) 0 .58 0 .58 0 .25 0 .25 10,414 144
Year ended
May 31, 2022
42 .08 0 .01 ( 7 .82 ) — ( 7 .81 ) ( 0 .05 ) — — ( 0 .05 ) 34 .22 ( 18 .60 ) ( 18 .68 ) 0 .58 0 .58 0 .03 0 .03 18,477 168
May 18, 2021*
through May 31,
2021
40 .00 0 .04 2 .04 — 2 .08 — — — — 42 .08 5 .20 5 .25 0 .58 0 .58 2 .90 2 .90 4,208 —
*
Commencement of investment operations.

241 :: FINANCIAL HIGHLIGHTS
PROSHARES TRUST
ProShares Trust Financial Highlights
NOVEMBER 30, 2025 (UNAUDITED)
See accompanying notes to the financial statements.
SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
A
PER SHARE OPERATING PERFORMANCE RATIOS/SUPPLEMENTAL DATA
INVESTMENT OPERATIONS DISTRIBUTIONS
TOTAL
RETURN
(c)
RATIOS TO AVERAGE NET ASSETS
(f)
SUPPLEMENTAL
DATA
Net asset
value,
beginning
of period
Net
investment
income
(loss)
(a)
Net realized
and unrealized
gains
(losses) on
investments
Transaction
fees
(b)
Total from
investment
operations
Net
investment
income
Net realized
gains
Tax return of
capital
Total
distributions
Net asset
value, end
of period
Net asset
value
(d)
Market
value
(e)
Expenses
before
expense
reductions
Expenses
net of
waivers, if
any
Net
investment
income
(loss) before
expense
reductions
Net
investment
income
(loss) net
of waivers,
if any
Net assets,
end of period
(000)
Portfolio
turnover
rate
(c)(g)
Nasdaq-100 Dynamic Buffer ETF
June 24, 2025*
through November
30, 2025
(Unaudited)
$ 40 .00 $ 0 .07 $ 2 .70 $ — $ 2 .77 $ ( 0 .04 ) $ — $ — $ ( 0 .04 ) $ 42 .73 6 .92% 6 .85% 0 .58% 0 .58% 0 .38% 0 .38% $ 1,282 100%
Nasdaq-100 High Income ETF
Six Months ended
November 30,
2025 (Unaudited)
38 .69 0 .06 7 .32 — 7 .38 — — ( 1 .03 ) (p) ( 1 .03 ) 45 .04 19 .37 19 .32 0 .55 0 .55 0 .29 0 .29 306,254 8
Year ended
May 31, 2025
40 .86 0 .20 3 .56 — 3 .76 ( 4 .46 ) ( 0 .35 ) ( 1 .12 ) ( 5 .93 ) 38 .69 9 .91 10 .01 0 .55 0 .55 0 .49 0 .49 151,287 70
March 18, 2024*
through May 31,
2024
40 .00 0 .04 1 .18 — 1 .22 ( 0 .36 ) — — ( 0 .36 ) 40 .86 3 .10 3 .03 0 .55 0 .55 0 .52 0 .52 22,881 3
*
Commencement of investment operations.

242 :: FINANCIAL HIGHLIGHTS
PROSHARES TRUST
ProShares Trust Financial Highlights
NOVEMBER 30, 2025 (UNAUDITED)
See accompanying notes to the financial statements.
SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
A
PER SHARE OPERATING PERFORMANCE RATIOS/SUPPLEMENTAL DATA
INVESTMENT OPERATIONS DISTRIBUTIONS
TOTAL
RETURN
(c)
RATIOS TO AVERAGE NET ASSETS
(f)
SUPPLEMENTAL
DATA
Net asset
value,
beginning
of period
Net
investment
income
(loss)
(a)
Net realized
and unrealized
gains
(losses) on
investments
Transaction
fees
(b)
Total from
investment
operations
Net
investment
income
Net realized
gains
Tax return of
capital
Total
distributions
Net asset
value, end
of period
Net asset
value
(d)
Market
value
(e)
Expenses
before
expense
reductions
Expenses
net of
waivers, if
any
Net
investment
income
(loss) before
expense
reductions
Net
investment
income
(loss) net
of waivers,
if any
Net assets,
end of period
(000)
Portfolio
turnover
rate
(c)(g)
On-Demand ETF
Six Months ended
November 30,
2025 (Unaudited)
$ 38 .39 $ ( 0 .06 ) $ 4 .21 $ — $ 4 .15 $ — $ — $ — $ — $ 42 .54 10 .82% 11 .42% 0 .58% 0 .58% ( 0 .26 ) % ( 0 .26 ) % $ 6,381 16%
Year ended
May 31, 2025
27 .93 ( 0 .06 ) 10 .52 — 10 .46 — — — — 38 .39 37 .43 36 .88 0 .58 0 .58 ( 0 .18 ) ( 0 .18 ) 1,919 36
Year ended
May 31, 2024
22 .05 ( 0 .06 ) 6 .13 — 6 .07 ( 0 .19 ) — — ( 0 .19 ) 27 .93 27 .67 28 .09 0 .58 0 .58 ( 0 .25 ) ( 0 .25 ) 698 31
Year ended
May 31, 2023
21 .73 ( 0 .07 ) 0 .39 — 0 .32 — — — — 22 .05 1 .46 1 .67 0 .58 0 .58 ( 0 .35 ) ( 0 .35 ) 551 42
October 26, 2021*
through May 31,
2022
40 .00 ( 0 .05 ) ( 18 .22 ) 0 .01 ( 18 .26 ) ( 0 .01 ) — — ( 0 .01 ) 21 .73 ( 45 .66 ) ( 46 .02 ) 0 .58 0 .58 ( 0 .30 ) ( 0 .30 ) 1,087 35
Online Retail ETF
Six Months ended
November 30,
2025 (Unaudited)
48 .23 ( 0 .02 ) 11 .46 — 11 .44 ( 0 .07 ) — — ( 0 .07 ) 59 .60 23 .77 23 .83 0 .58 0 .58 ( 0 .07 ) ( 0 .07 ) 82,251 30
Year ended
May 31, 2025
40 .49 0 .06 7 .78 — 7 .84 ( 0 .10 ) — — ( 0 .10 ) 48 .23 19 .40 19 .33 0 .58 0 .58 0 .14 0 .14 76,197 59
Year ended
May 31, 2024
29 .40 0 .10 11 .04 — 11 .14 ( 0 .05 ) — — ( 0 .05 ) 40 .49 37 .88 37 .84 0 .58 0 .58 0 .28 0 .28 98,786 81
Year ended
May 31, 2023
34 .86 ( 0 .07 ) ( 5 .39 ) — ( 5 .46 ) — — — — 29 .40 ( 15 .68 ) ( 15 .69 ) 0 .58 0 .58 ( 0 .21 ) ( 0 .21 ) 93,778 97
Year ended
May 31, 2022
75 .70 0 .17 ( 41 .01 ) — ( 40 .84 ) — — — — 34 .86 ( 53 .95 ) ( 53 .95 ) 0 .58 0 .58 0 .27 0 .27 321,103 113
Year ended
May 31, 2021
47 .31 0 .63 28 .70 — 29 .33 ( 0 .94 ) — — ( 0 .94 ) 75 .70 62 .18 62 .54 0 .58 0 .58 0 .84 0 .84 1,052,262 91
*
Commencement of investment operations.

243 :: FINANCIAL HIGHLIGHTS
PROSHARES TRUST
ProShares Trust Financial Highlights
NOVEMBER 30, 2025 (UNAUDITED)
See accompanying notes to the financial statements.
SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
A
PER SHARE OPERATING PERFORMANCE RATIOS/SUPPLEMENTAL DATA
INVESTMENT OPERATIONS DISTRIBUTIONS
TOTAL
RETURN
(c)
RATIOS TO AVERAGE NET ASSETS
(f)
SUPPLEMENTAL
DATA
Net asset
value,
beginning
of period
Net
investment
income
(loss)
(a)
Net realized
and unrealized
gains
(losses) on
investments
Transaction
fees
(b)
Total from
investment
operations
Net
investment
income
Net realized
gains
Tax return of
capital
Total
distributions
Net asset
value, end
of period
Net asset
value
(d)
Market
value
(e)
Expenses
before
expense
reductions
Expenses
net of
waivers, if
any
Net
investment
income
(loss) before
expense
reductions
Net
investment
income
(loss) net
of waivers,
if any
Net assets,
end of period
(000)
Portfolio
turnover
rate
(c)(g)
Pet Care ETF
Six Months ended
November 30,
2025 (Unaudited)
$ 59 .24 $ 0 .21 $ ( 3 .37 ) $ — $ ( 3 .16 ) $ ( 0 .28 ) $ — $ — $ ( 0 .28 ) $ 55 .80 ( 5 .34 ) % ( 5 .13 ) % 0 .50% 0 .50% 0 .75% 0 .75% $ 50,224 21%
Year ended
May 31, 2025
53 .59 0 .35 5 .72 — 6 .07 ( 0 .42 ) — — ( 0 .42 ) 59 .24 11 .40 11 .51 0 .50 0 .50 0 .64 0 .64 62,202 58
Year ended
May 31, 2024
47 .74 0 .22 5 .82 — 6 .04 ( 0 .19 ) — — ( 0 .19 ) 53 .59 12 .70 12 .26 0 .50 0 .50 0 .44 0 .44 71,004 72
Year ended
May 31, 2023
56 .85 0 .21 ( 9 .07 ) — ( 8 .86 ) ( 0 .25 ) — — ( 0 .25 ) 47 .74 ( 15 .58 ) ( 15 .40 ) 0 .50 0 .50 0 .42 0 .42 90,702 38
Year ended
May 31, 2022
77 .76 0 .17 ( 20 .92 ) — ( 20 .75 ) ( 0 .16 ) — — ( 0 .16 ) 56 .85 ( 26 .74 ) ( 26 .76 ) 0 .50 0 .50 0 .23 0 .23 173,388 49
Year ended
May 31, 2021
47 .27 0 .16 30 .44 — 30 .60 ( 0 .11 ) — — ( 0 .11 ) 77 .76 64 .79 64 .24 0 .50 0 .50 0 .23 0 .23 303,265 45
Russell 2000 Dividend Growers ETF
Six Months ended
November 30,
2025 (Unaudited)
64 .35 0 .83 2 .53 — 3 .36 ( 0 .82 ) — — ( 0 .82 ) 66 .89 5 .25 5 .28 0 .40 0 .40 2 .52 2 .52 627,465 23
Year ended
May 31, 2025
63 .54 1 .77 0 .93 — 2 .70 ( 1 .89 ) — — ( 1 .89 ) 64 .35 4 .24 4 .13 0 .40 0 .40 2 .63 2 .63 648,018 38
Year ended
May 31, 2024
56 .74 1 .81 6 .74 — 8 .55 ( 1 .75 ) — — ( 1 .75 ) 63 .54 15 .22 15 .25 0 .40 0 .40 2 .98 2 .98 761,151 44
Year ended
May 31, 2023
62 .40 1 .61 ( 5 .72 ) — ( 4 .11 ) ( 1 .55 ) — — ( 1 .55 ) 56 .74 ( 6 .67 ) ( 6 .58 ) 0 .40 0 .40 2 .63 2 .63 776,831 33
Year ended
May 31, 2022
67 .03 1 .45 ( 4 .66 ) — ( 3 .21 ) ( 1 .42 ) — — ( 1 .42 ) 62 .40 ( 4 .80 ) ( 4 .94 ) 0 .40 0 .40 2 .27 2 .27 864,913 58
Year ended
May 31, 2021
49 .66 1 .27 17 .27 — 18 .54 ( 1 .17 ) — — ( 1 .17 ) 67 .03 38 .00 38 .03 0 .40 0 .40 2 .23 2 .23 924,290 60

244 :: FINANCIAL HIGHLIGHTS
PROSHARES TRUST
ProShares Trust Financial Highlights
NOVEMBER 30, 2025 (UNAUDITED)
See accompanying notes to the financial statements.
SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
A
PER SHARE OPERATING PERFORMANCE RATIOS/SUPPLEMENTAL DATA
INVESTMENT OPERATIONS DISTRIBUTIONS
TOTAL
RETURN
(c)
RATIOS TO AVERAGE NET ASSETS
(f)
SUPPLEMENTAL
DATA
Net asset
value,
beginning
of period
Net
investment
income
(loss)
(a)
Net realized
and unrealized
gains
(losses) on
investments
Transaction
fees
(b)
Total from
investment
operations
Net
investment
income
Net realized
gains
Tax return of
capital
Total
distributions
Net asset
value, end
of period
Net asset
value
(d)
Market
value
(e)
Expenses
before
expense
reductions
Expenses
net of
waivers, if
any
Net
investment
income
(loss) before
expense
reductions
Net
investment
income
(loss) net
of waivers,
if any
Net assets,
end of period
(000)
Portfolio
turnover
rate
(c)(g)
Russell 2000 Dynamic Buffer ETF
June 24, 2025*
through November
30, 2025
(Unaudited)
$ 40 .00 $ 0 .17 $ 3 .37 $ — $ 3 .54 $ ( 0 .13 ) $ — $ — $ ( 0 .13 ) $ 43 .41 8 .89% 8 .88% 0 .58% 0 .58% 0 .93% 0 .93% $ 1,085 176%
Russell 2000 High Income ETF
Six Months ended
November 30,
2025 (Unaudited)
34 .69 0 .18 6 .88 — 7 .06 — — ( 1 .55 ) (p) ( 1 .55 ) 40 .20 20 .81 20 .61 0 .55 0 .55 0 .95 0 .95 88,430 15
September 4,
2024* through May
31, 2025
40 .00 0 .28 ( 1 .09 ) — ( 0 .81 ) ( 4 .48 ) ( 0 .02 ) — ( 4 .50 ) 34 .69 ( 2 .26 ) ( 2 .01 ) 0 .55 0 .55 1 .00 1 .00 45,103 33
*
Commencement of investment operations.

245 :: FINANCIAL HIGHLIGHTS
PROSHARES TRUST
ProShares Trust Financial Highlights
NOVEMBER 30, 2025 (UNAUDITED)
See accompanying notes to the financial statements.
SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
A
PER SHARE OPERATING PERFORMANCE RATIOS/SUPPLEMENTAL DATA
INVESTMENT OPERATIONS DISTRIBUTIONS
TOTAL
RETURN
(c)
RATIOS TO AVERAGE NET ASSETS
(f)
SUPPLEMENTAL
DATA
Net asset
value,
beginning
of period
Net
investment
income
(loss)
(a)
Net realized
and unrealized
gains
(losses) on
investments
Transaction
fees
(b)
Total from
investment
operations
Net
investment
income
Net realized
gains
Tax return of
capital
Total
distributions
Net asset
value, end
of period
Net asset
value
(d)
Market
value
(e)
Expenses
before
expense
reductions
Expenses
net of
waivers, if
any
Net
investment
income
(loss) before
expense
reductions
Net
investment
income
(loss) net
of waivers,
if any
Net assets,
end of period
(000)
Portfolio
turnover
rate
(c)(g)
Russell U.S. Dividend Growers ETF
Six Months ended
November 30,
2025 (Unaudited)
$ 47 .21 $ 0 .62 $ 0 .37 $ — $ 0 .99 $ ( 0 .61 ) $ — $ — $ ( 0 .61 ) $ 47 .59 2 .14% 2 .09% 0 .35% 0 .35% 2 .59% 2 .59% $ 4,283 11%
Year ended
May 31, 2025
46 .66 1 .18 0 .69 — 1 .87 ( 1 .32 ) — — ( 1 .32 ) 47 .21 4 .03 4 .09 0 .35 0 .35 2 .47 2 .47 4,249 21
Year ended
May 31, 2024
44 .28 1 .13 2 .40 — 3 .53 ( 1 .15 ) — — ( 1 .15 ) 46 .66 8 .02 8 .05 0 .35 0 .35 2 .46 2 .46 7,466 22
Year ended
May 31, 2023
47 .21 1 .07 ( 2 .90 ) — ( 1 .83 ) ( 1 .10 ) — — ( 1 .10 ) 44 .28 ( 3 .90 ) ( 3 .98 ) 0 .35 0 .35 2 .32 2 .32 10,628 22
Year ended
May 31, 2022
48 .73 1 .00 ( 1 .39 ) — ( 0 .39 ) ( 1 .13 ) — — ( 1 .13 ) 47 .21 ( 0 .79 ) ( 0 .82 ) 0 .35 0 .35 2 .07 2 .07 13,692 21
Year ended
May 31, 2021
36 .25 0 .98 12 .49 — 13 .47 ( 0 .99 ) — — ( 0 .99 ) 48 .73 37 .80 37 .79 0 .35 0 .35 2 .36 2 .36 28,262 22
S&P 500
®
Dividend Aristocrats ETF
Six Months ended
November 30,
2025 (Unaudited)
100 .36 1 .13 4 .77 — 5 .90 ( 1 .10 ) — — ( 1 .10 ) 105 .16 5 .93 5 .87 0 .35 0 .35 2 .19 2 .19 11,367,788 10
Year ended
May 31, 2025
98 .08 2 .10 2 .30 — 4 .40 ( 2 .12 ) — — ( 2 .12 ) 100 .36 4 .51 4 .55 0 .35 0 .35 2 .07 2 .07 11,476,368 20
Year ended
May 31, 2024
87 .64 2 .00 10 .47 — 12 .47 ( 2 .03 ) — — ( 2 .03 ) 98 .08 14 .35 14 .27 0 .35 0 .35 2 .13 2 .13 11,808,758 21
Year ended
May 31, 2023
91 .95 1 .90 ( 4 .46 ) — ( 2 .56 ) ( 1 .75 ) — — ( 1 .75 ) 87 .64 ( 2 .76 ) ( 2 .71 ) 0 .35 0 .35 2 .12 2 .12 10,731,445 22
Year ended
May 31, 2022
92 .20 1 .87 ( 0 .28 ) — 1 .59 ( 1 .84 ) — — ( 1 .84 ) 91 .95 1 .72 1 .67 0 .35 0 .35 2 .01 2 .01 10,243,530 18
Year ended
May 31, 2021
67 .00 1 .78 25 .16 — 26 .94 ( 1 .74 ) — — ( 1 .74 ) 92 .20 40 .88 41 .10 0 .35 0 .35 2 .26 2 .26 8,639,244 21

246 :: FINANCIAL HIGHLIGHTS
PROSHARES TRUST
ProShares Trust Financial Highlights
NOVEMBER 30, 2025 (UNAUDITED)
See accompanying notes to the financial statements.
SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
A
PER SHARE OPERATING PERFORMANCE RATIOS/SUPPLEMENTAL DATA
INVESTMENT OPERATIONS DISTRIBUTIONS
TOTAL
RETURN
(c)
RATIOS TO AVERAGE NET ASSETS
(f)
SUPPLEMENTAL
DATA
Net asset
value,
beginning
of period
Net
investment
income
(loss)
(a)
Net realized
and unrealized
gains
(losses) on
investments
Transaction
fees
(b)
Total from
investment
operations
Net
investment
income
Net realized
gains
Tax return of
capital
Total
distributions
Net asset
value, end
of period
Net asset
value
(d)
Market
value
(e)
Expenses
before
expense
reductions
Expenses
net of
waivers, if
any
Net
investment
income
(loss) before
expense
reductions
Net
investment
income
(loss) net
of waivers,
if any
Net assets,
end of period
(000)
Portfolio
turnover
rate
(c)(g)
S&P 500
®
Dynamic Buffer ETF
June 24, 2025*
through November
30, 2025
(Unaudited)
$ 40 .00 $ 0 .14 $ 2 .29 $ — $ 2 .43 $ ( 0 .14 ) $ — $ — $ ( 0 .14 ) $ 42 .29 6 .08% 6 .17% 0 .58% 0 .58% 0 .80% 0 .80% $ 2,114 199%
S&P 500
®
Ex-Energy ETF
Six Months ended
November 30,
2025 (Unaudited)
63 .83 0 .37 10 .19 — 10 .56 ( 0 .36 ) — — ( 0 .36 ) 74 .03 16 .60 16 .35 0 .13 0 .09 1 .01 1 .05 75,508 2
Year ended
May 31, 2025
56 .49 0 .72 7 .34 — 8 .06 ( 0 .72 ) — — ( 0 .72 ) 63 .83 14 .31 14 .47 0 .13 0 .09 1 .12 1 .17 63,826 4
Year ended
May 31, 2024†
44 .67 0 .68 11 .80 — 12 .48 ( 0 .66 ) — — ( 0 .66 ) 56 .49 28 .16 28 .02 0 .13 0 .09 1 .31 1 .35 50,842 4
Year ended
May 31, 2023†
43 .88 0 .64 0 .77 — 1 .41 ( 0 .62 ) — — ( 0 .62 ) 44 .67 3 .35 3 .47 0 .13 0 .09 1 .48 1 .52 35,293 4
Year ended
May 31, 2022†
45 .54 0 .52 ( 1 .67 ) — ( 1 .15 ) ( 0 .51 ) — — ( 0 .51 ) 43 .88 ( 2 .61 ) ( 2 .71 ) 0 .23 0 .21 1 .08 1 .09 25,892 2
Year ended
May 31, 2021†
32 .97 0 .48 12 .56 — 13 .04 ( 0 .47 ) — — ( 0 .47 ) 45 .54 39 .88 39 .84 0 .27 0 .27 1 .21 1 .21 25,047 8
*
Commencement of investment operations.

247 :: FINANCIAL HIGHLIGHTS
PROSHARES TRUST
ProShares Trust Financial Highlights
NOVEMBER 30, 2025 (UNAUDITED)
See accompanying notes to the financial statements.
SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
A
PER SHARE OPERATING PERFORMANCE RATIOS/SUPPLEMENTAL DATA
INVESTMENT OPERATIONS DISTRIBUTIONS
TOTAL
RETURN
(c)
RATIOS TO AVERAGE NET ASSETS
(f)
SUPPLEMENTAL
DATA
Net asset
value,
beginning
of period
Net
investment
income
(loss)
(a)
Net realized
and unrealized
gains
(losses) on
investments
Transaction
fees
(b)
Total from
investment
operations
Net
investment
income
Net realized
gains
Tax return of
capital
Total
distributions
Net asset
value, end
of period
Net asset
value
(d)
Market
value
(e)
Expenses
before
expense
reductions
Expenses
net of
waivers, if
any
Net
investment
income
(loss) before
expense
reductions
Net
investment
income
(loss) net
of waivers,
if any
Net assets,
end of period
(000)
Portfolio
turnover
rate
(c)(g)
S&P 500
®
Ex-Financials ETF
Six Months ended
November 30,
2025 (Unaudited)
$ 62 .92 $ 0 .37 $ 11 .41 $ — $ 11 .78 $ ( 0 .37 ) $ — $ — $ ( 0 .37 ) $ 74 .33 18 .77% 18 .69% 0 .13% 0 .09% 1 .01% 1 .05% $ 69,124 3%
Year ended
May 31, 2025
57 .02 0 .70 5 .92 — 6 .62 ( 0 .72 ) — — ( 0 .72 ) 62 .92 11 .65 11 .81 0 .13 0 .09 1 .11 1 .15 59,779 7
Year ended
May 31, 2024†
45 .17 0 .69 11 .77 — 12 .46 ( 0 .61 ) — — ( 0 .61 ) 57 .02 27 .78 27 .61 0 .13 0 .09 1 .30 1 .34 60,443 4
Year ended
May 31, 2023†
43 .57 0 .68 1 .49 — 2 .17 ( 0 .57 ) — — ( 0 .57 ) 45 .17 5 .11 4 .99 0 .13 0 .09 1 .56 1 .60 37,490 8
Year ended
May 31, 2022†
44 .05 0 .52 ( 0 .50 ) — 0 .02 ( 0 .50 ) — — ( 0 .50 ) 43 .57 ( 0 .03 ) 0 .00 (o) 0 .23 0 .21 1 .10 1 .12 8,279 3
Year ended
May 31, 2021†
32 .48 0 .48 11 .53 — 12 .01 ( 0 .44 ) — — ( 0 .44 ) 44 .05 37 .22 37 .03 0 .27 0 .27 1 .23 1 .23 7,488 5
S&P 500
®
Ex-Health Care ETF
Six Months ended
November 30,
2025 (Unaudited)
64 .46 0 .37 10 .02 — 10 .39 ( 0 .36 ) — — ( 0 .36 ) 74 .49 16 .16 16 .00 0 .13 0 .09 1 .01 1 .05 35,009 3
Year ended
May 31, 2025
56 .23 0 .73 8 .23 — 8 .96 ( 0 .73 ) — — ( 0 .73 ) 64 .46 15 .99 16 .18 0 .13 0 .09 1 .15 1 .19 29,650 4
Year ended
May 31, 2024†
43 .76 0 .70 12 .41 — 13 .11 ( 0 .64 ) — — ( 0 .64 ) 56 .23 30 .19 30 .03 0 .13 0 .09 1 .36 1 .40 20,806 4
Year ended
May 31, 2023†
42 .94 0 .70 0 .79 — 1 .49 ( 0 .67 ) — — ( 0 .67 ) 43 .76 3 .65 3 .68 0 .13 0 .09 1 .64 1 .68 16,191 5
Year ended
May 31, 2022†
44 .28 0 .54 ( 1 .30 ) — ( 0 .76 ) ( 0 .58 ) — — ( 0 .58 ) 42 .94 ( 1 .83 ) ( 1 .88 ) 0 .23 0 .21 1 .15 1 .16 3,865 3
Year ended
May 31, 2021†
31 .44 0 .54 12 .85 — 13 .39 ( 0 .55 ) — — ( 0 .55 ) 44 .28 43 .08 43 .07 0 .27 0 .27 1 .39 1 .39 3,985 29

248 :: FINANCIAL HIGHLIGHTS
PROSHARES TRUST
ProShares Trust Financial Highlights
NOVEMBER 30, 2025 (UNAUDITED)
See accompanying notes to the financial statements.
SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
A
PER SHARE OPERATING PERFORMANCE RATIOS/SUPPLEMENTAL DATA
INVESTMENT OPERATIONS DISTRIBUTIONS
TOTAL
RETURN
(c)
RATIOS TO AVERAGE NET ASSETS
(f)
SUPPLEMENTAL
DATA
Net asset
value,
beginning
of period
Net
investment
income
(loss)
(a)
Net realized
and unrealized
gains
(losses) on
investments
Transaction
fees
(b)
Total from
investment
operations
Net
investment
income
Net realized
gains
Tax return of
capital
Total
distributions
Net asset
value, end
of period
Net asset
value
(d)
Market
value
(e)
Expenses
before
expense
reductions
Expenses
net of
waivers, if
any
Net
investment
income
(loss) before
expense
reductions
Net
investment
income
(loss) net
of waivers,
if any
Net assets,
end of period
(000)
Portfolio
turnover
rate
(c)(g)
S&P 500
®
Ex-Technology ETF
Six Months ended
November 30,
2025 (Unaudited)
$ 93 .39 $ 0 .72 $ 10 .43 $ — $ 11 .15 $ ( 0 .71 ) $ — $ — $ ( 0 .71 ) $ 103 .83 11 .99% 11 .98% 0 .13% 0 .09% 1 .42% 1 .46% $ 240,888 2%
Year ended
May 31, 2025
83 .87 1 .40 9 .37 — 10 .77 ( 1 .25 ) — — ( 1 .25 ) 93 .39 12 .92 13 .03 0 .13 0 .09 1 .50 1 .54 207,331 5
Year ended
May 31, 2024
68 .66 1 .33 15 .05 — 16 .38 ( 1 .17 ) — — ( 1 .17 ) 83 .87 24 .05 24 .01 0 .13 0 .09 1 .68 1 .73 52,836 8
Year ended
May 31, 2023
71 .84 1 .33 ( 3 .27 ) — ( 1 .94 ) ( 1 .24 ) — — ( 1 .24 ) 68 .66 ( 2 .63 ) ( 2 .68 ) 0 .13 0 .09 1 .89 1 .93 30,209 6
Year ended
May 31, 2022
73 .72 1 .07 ( 1 .94 ) — ( 0 .87 ) ( 1 .01 ) — — ( 1 .01 ) 71 .84 ( 1 .25 ) ( 1 .32 ) 0 .22 0 .21 1 .39 1 .41 9,340 4
Year ended
May 31, 2021
53 .97 0 .96 19 .79 — 20 .75 ( 1 .00 ) — — ( 1 .00 ) 73 .72 38 .92 38 .98 0 .27 0 .27 1 .48 1 .48 7,372 15
S&P 500
®
High Income ETF
Six Months ended
November 30,
2025 (Unaudited)
40 .55 0 .18 6 .00 — 6 .18 — — ( 0 .90 ) (p) ( 0 .90 ) 45 .83 15 .41 15 .45 0 .55 0 .55 0 .83 0 .83 1,113,550 5
Year ended
May 31, 2025
42 .47 0 .38 3 .27 — 3 .65 ( 5 .57 ) — — ( 5 .57 ) 40 .55 8 .87 8 .97 0 .56 0 .56 0 .89 0 .89 810,694 29
December 18,
2023* through May
31, 2024
40 .00 0 .17 3 .77 — 3 .94 ( 1 .47 ) — — ( 1 .47 ) 42 .47 10 .03 10 .00 0 .55 0 .55 0 .92 0 .92 149,072 7
*
Commencement of investment operations.

249 :: FINANCIAL HIGHLIGHTS
PROSHARES TRUST
ProShares Trust Financial Highlights
NOVEMBER 30, 2025 (UNAUDITED)
See accompanying notes to the financial statements.
SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
A
PER SHARE OPERATING PERFORMANCE RATIOS/SUPPLEMENTAL DATA
INVESTMENT OPERATIONS DISTRIBUTIONS
TOTAL
RETURN
(c)
RATIOS TO AVERAGE NET ASSETS
(f)
SUPPLEMENTAL
DATA
Net asset
value,
beginning
of period
Net
investment
income
(loss)
(a)
Net realized
and unrealized
gains
(losses) on
investments
Transaction
fees
(b)
Total from
investment
operations
Net
investment
income
Net realized
gains
Tax return of
capital
Total
distributions
Net asset
value, end
of period
Net asset
value
(d)
Market
value
(e)
Expenses
before
expense
reductions
Expenses
net of
waivers, if
any
Net
investment
income
(loss) before
expense
reductions
Net
investment
income
(loss) net
of waivers,
if any
Net assets,
end of period
(000)
Portfolio
turnover
rate
(c)(g)
S&P Global Core Battery Metals ETF
Six Months ended
November 30,
2025 (Unaudited)
$ 27 .18 $ 0 .30 $ 20 .04 $ — (h) $ 20 .34 $ ( 0 .48 ) $ — $ — $ ( 0 .48 ) $ 47 .04 75 .79% 79 .31% 0 .58% 0 .58% 1 .66% 1 .66% $ 5,880 43%
Year ended
May 31, 2025
31 .16 0 .45 ( 4 .00 ) — ( 3 .55 ) ( 0 .43 ) — — ( 0 .43 ) 27 .18 ( 11 .38 ) ( 12 .28 ) 0 .58 0 .58 1 .68 1 .68 2,718 54
Year ended
May 31, 2024
35 .56 0 .64 ( 4 .29 ) — ( 3 .65 ) ( 0 .75 ) — — ( 0 .75 ) 31 .16 ( 10 .46 ) ( 10 .11 ) 0 .58 0 .58 2 .01 2 .01 2,337 56
November 29,
2022* through May
31, 2023
40 .00 0 .39 ( 4 .82 ) 0 .04 ( 4 .39 ) ( 0 .05 ) — — ( 0 .05 ) 35 .56 ( 10 .98 ) ( 11 .26 ) 0 .58 0 .58 2 .00 2 .00 2,667 16
S&P Kensho Cleantech ETF
Six Months ended
November 30,
2025 (Unaudited)
19 .21 0 .06 16 .65 — 16 .71 ( 0 .08 ) — — ( 0 .08 ) 35 .84 87 .02 86 .11 0 .58 0 .58 0 .39 0 .39 5,376 54
Year ended
May 31, 2025
25 .09 0 .09 ( 5 .83 ) — ( 5 .74 ) ( 0 .14 ) — — ( 0 .14 ) 19 .21 ( 22 .91 ) ( 22 .69 ) 0 .58 0 .58 0 .42 0 .42 1,441 37
Year ended
May 31, 2024
30 .75 0 .10 ( 5 .72 ) — ( 5 .62 ) ( 0 .04 ) — — ( 0 .04 ) 25 .09 ( 18 .27 ) ( 18 .25 ) 0 .58 0 .58 0 .37 0 .37 3,763 37
Year ended
May 31, 2023
30 .56 ( 0 .08 ) 0 .27  (i) — 0 .19 — — — — 30 .75 0 .63 0 .56 0 .58 0 .58 ( 0 .24 ) ( 0 .24 ) 6,150 39
September 29,
2021* through May
31, 2022
40 .00 ( 0 .07 ) ( 9 .37 ) — (h) ( 9 .44 ) — — — — 30 .56 ( 23 .61 ) ( 23 .60 ) 0 .58 0 .58 ( 0 .27 ) ( 0 .27 ) 3,056 40
*
Commencement of investment operations.

250 :: FINANCIAL HIGHLIGHTS
PROSHARES TRUST
ProShares Trust Financial Highlights
NOVEMBER 30, 2025 (UNAUDITED)
See accompanying notes to the financial statements.
SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
A
PER SHARE OPERATING PERFORMANCE RATIOS/SUPPLEMENTAL DATA
INVESTMENT OPERATIONS DISTRIBUTIONS
TOTAL
RETURN
(c)
RATIOS TO AVERAGE NET ASSETS
(f)
SUPPLEMENTAL
DATA
Net asset
value,
beginning
of period
Net
investment
income
(loss)
(a)
Net realized
and unrealized
gains
(losses) on
investments
Transaction
fees
(b)
Total from
investment
operations
Net
investment
income
Net realized
gains
Tax return of
capital
Total
distributions
Net asset
value, end
of period
Net asset
value
(d)
Market
value
(e)
Expenses
before
expense
reductions
Expenses
net of
waivers, if
any
Net
investment
income
(loss) before
expense
reductions
Net
investment
income
(loss) net
of waivers,
if any
Net assets,
end of period
(000)
Portfolio
turnover
rate
(c)(g)
S&P Kensho Smart Factories ETF
Six Months ended
November 30,
2025 (Unaudited)
$ 39 .42 $ 0 .02 $ 11 .17 $ — $ 11 .19 $ — (h) $ — $ ( 0 .03 ) $ ( 0 .03 ) $ 50 .58 28 .41% 28 .24% 0 .58% 0 .58% 0 .10% 0 .10% $ 1,265 17%
Year ended
May 31, 2025
37 .50 0 .09 1 .91 — 2 .00 ( 0 .07 ) — ( 0 .01 ) ( 0 .08 ) 39 .42 5 .33 5 .49 0 .58 0 .58 0 .24 0 .24 985 40
Year ended
May 31, 2024
34 .63 0 .17 2 .92 — 3 .09 ( 0 .22 ) — — ( 0 .22 ) 37 .50 8 .94 8 .84 0 .58 0 .58 0 .46 0 .46 937 32
Year ended
May 31, 2023
32 .30 0 .05 2 .38  (i) — 2 .43 ( 0 .08 ) — ( 0 .02 ) ( 0 .10 ) 34 .63 7 .53 7 .56 0 .58 0 .58 0 .16 0 .16 866 26
September 29,
2021* through May
31, 2022
40 .00 0 .04 ( 7 .74 ) — (h) ( 7 .70 ) — — — — 32 .30 ( 19 .24 ) ( 19 .28 ) 0 .58 0 .58 0 .16 0 .16 2,423 42
S&P MidCap 400
®
Dividend Aristocrats ETF
Six Months ended
November 30,
2025 (Unaudited)
81 .04 1 .02 3 .51 — 4 .53 ( 0 .82 ) — — ( 0 .82 ) 84 .75 5 .62 5 .66 0 .40 0 .40 2 .43 2 .43 1,721,189 11
Year ended
May 31, 2025
75 .73 1 .92 5 .43 — 7 .35 ( 2 .04 ) — — ( 2 .04 ) 81 .04 9 .81 9 .82 0 .40 0 .40 2 .39 2 .39 1,768,260 36
Year ended
May 31, 2024
66 .89 1 .77 8 .77 — 10 .54 ( 1 .70 ) — — ( 1 .70 ) 75 .73 15 .93 15 .99 0 .40 0 .40 2 .47 2 .47 1,530,592 33
Year ended
May 31, 2023
71 .95 1 .74 ( 5 .13 ) — ( 3 .39 ) ( 1 .67 ) — — ( 1 .67 ) 66 .89 ( 4 .75 ) ( 4 .79 ) 0 .40 0 .40 2 .46 2 .46 1,515,131 29
Year ended
May 31, 2022
73 .38 1 .93 ( 1 .47 ) — 0 .46 ( 1 .89 ) — — ( 1 .89 ) 71 .95 0 .71 0 .62 0 .40 0 .40 2 .70 2 .70 1,105,226 34
Year ended
May 31, 2021
52 .54 1 .51 20 .78 — 22 .29 ( 1 .45 ) — — ( 1 .45 ) 73 .38 43 .17 43 .37 0 .40 0 .40 2 .45 2 .45 1,040,520 31
*
Commencement of investment operations.

251 :: FINANCIAL HIGHLIGHTS
PROSHARES TRUST
ProShares Trust Financial Highlights
NOVEMBER 30, 2025 (UNAUDITED)
See accompanying notes to the financial statements.
SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
A
PER SHARE OPERATING PERFORMANCE RATIOS/SUPPLEMENTAL DATA
INVESTMENT OPERATIONS DISTRIBUTIONS
TOTAL
RETURN
(c)
RATIOS TO AVERAGE NET ASSETS
(f)
SUPPLEMENTAL
DATA
Net asset
value,
beginning
of period
Net
investment
income
(loss)
(a)
Net realized
and unrealized
gains
(losses) on
investments
Transaction
fees
(b)
Total from
investment
operations
Net
investment
income
Net realized
gains
Tax return of
capital
Total
distributions
Net asset
value, end
of period
Net asset
value
(d)
Market
value
(e)
Expenses
before
expense
reductions
Expenses
net of
waivers, if
any
Net
investment
income
(loss) before
expense
reductions
Net
investment
income
(loss) net
of waivers,
if any
Net assets,
end of period
(000)
Portfolio
turnover
rate
(c)(g)
S&P Technology Dividend Aristocrats ETF
Six Months ended
November 30,
2025 (Unaudited)
$ 77 .60 $ 0 .45 $ 8 .84 $ — $ 9 .29 $ ( 0 .44 ) $ — $ — $ ( 0 .44 ) $ 86 .45 11 .99% 12 .11% 0 .45% 0 .45% 1 .06% 1 .06% $ 258,499 8%
Year ended
May 31, 2025
72 .90 0 .86 4 .73 — 5 .59 ( 0 .89 ) — — ( 0 .89 ) 77 .60 7 .71 7 .72 0 .45 0 .45 1 .14 1 .14 238,242 28
Year ended
May 31, 2024
61 .41 0 .86 11 .45 — 12 .31 ( 0 .82 ) — — ( 0 .82 ) 72 .90 20 .17 20 .05 0 .45 0 .45 1 .27 1 .27 269,017 24
Year ended
May 31, 2023
58 .90 0 .92 2 .50 — 3 .42 ( 0 .91 ) — — ( 0 .91 ) 61 .41 6 .01 5 .98 0 .45 0 .45 1 .60 1 .60 171,956 32
Year ended
May 31, 2022
58 .17 0 .84 0 .64 — 1 .48 ( 0 .75 ) — — ( 0 .75 ) 58 .90 2 .48 2 .46 0 .45 0 .45 1 .37 1 .37 109,560 24
Year ended
May 31, 2021
40 .17 0 .67 17 .93 — 18 .60 ( 0 .60 ) — — ( 0 .60 ) 58 .17 46 .67 46 .59 0 .45 0 .45 1 .33 1 .33 97,734 43
Smart Materials ETF
Six Months ended
November 30,
2025 (Unaudited)
28 .93 0 .06 4 .37 — 4 .43 ( 0 .29 ) — ( 0 .01 ) ( 0 .30 ) 33 .06 15 .40 15 .51 0 .58 0 .58 0 .38 0 .38 1,653 22
Year ended
May 31, 2025
33 .82 0 .54 ( 4 .93 ) — ( 4 .39 ) ( 0 .50 ) — — ( 0 .50 ) 28 .93 ( 13 .12 ) ( 13 .29 ) 0 .58 0 .58 1 .73 1 .73 1,446 53
Year ended
May 31, 2024
30 .95 0 .43 2 .74 — 3 .17 ( 0 .30 ) — — ( 0 .30 ) 33 .82 10 .26 10 .21 0 .58 0 .58 1 .33 1 .33 1,691 44
Year ended
May 31, 2023
35 .36 0 .39 ( 4 .48 ) — ( 4 .09 ) ( 0 .32 ) — — ( 0 .32 ) 30 .95 ( 11 .50 ) ( 11 .02 ) 0 .58 0 .58 1 .27 1 .27 1,547 45
October 26, 2021*
through May 31,
2022
40 .00 0 .21 ( 4 .69 ) 0 .01 ( 4 .47 ) ( 0 .17 ) — — ( 0 .17 ) 35 .36 ( 11 .20 ) ( 11 .48 ) 0 .58 0 .58 0 .93 0 .93 1,768 50
*
Commencement of investment operations.

252 :: FINANCIAL HIGHLIGHTS
PROSHARES TRUST
ProShares Trust Financial Highlights
NOVEMBER 30, 2025 (UNAUDITED)
See accompanying notes to the financial statements.
SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
A
PER SHARE OPERATING PERFORMANCE RATIOS/SUPPLEMENTAL DATA
INVESTMENT OPERATIONS DISTRIBUTIONS
TOTAL
RETURN
(c)
RATIOS TO AVERAGE NET ASSETS
(f)
SUPPLEMENTAL
DATA
Net asset
value,
beginning
of period
Net
investment
income
(loss)
(a)
Net realized
and unrealized
gains
(losses) on
investments
Transaction
fees
(b)
Total from
investment
operations
Net
investment
income
Net realized
gains
Tax return of
capital
Total
distributions
Net asset
value, end
of period
Net asset
value
(d)
Market
value
(e)
Expenses
before
expense
reductions
Expenses
net of
waivers, if
any
Net
investment
income
(loss) before
expense
reductions
Net
investment
income
(loss) net
of waivers,
if any
Net assets,
end of period
(000)
Portfolio
turnover
rate
(c)(g)
Supply Chain Logistics ETF
Six Months ended
November 30,
2025 (Unaudited)
$ 37 .73 $ 0 .44 $ 1 .52 $ — $ 1 .96 $ ( 0 .62 ) $ — $ — $ ( 0 .62 ) $ 39 .07 5 .25% 5 .48% 0 .58% 0 .58% 2 .32% 2 .32% $ 977 9%
Year ended
May 31, 2025
40 .04 0 .65 ( 1 .13 ) — ( 0 .48 ) ( 1 .83 ) — — ( 1 .83 ) 37 .73 ( 1 .24 ) ( 1 .40 ) 0 .58 0 .58 1 .66 1 .66 943 34
Year ended
May 31, 2024
37 .21 1 .10 3 .63 — 4 .73 ( 1 .90 ) — — ( 1 .90 ) 40 .04 13 .00 13 .10 0 .58 0 .58 2 .79 2 .79 2,002 23
Year ended
May 31, 2023
40 .11 1 .59 ( 3 .42 ) — ( 1 .83 ) ( 1 .07 ) — — ( 1 .07 ) 37 .21 ( 4 .27 ) ( 4 .15 ) 0 .58 0 .58 4 .37 4 .37 1,860 20
April 6, 2022*
through May 31,
2022
40 .00 0 .14 ( 0 .05 ) 0 .02 0 .11 — — — — 40 .11 0 .29 ( 0 .18 ) 0 .58 0 .58 2 .36 2 .36 2,006 10
*
Commencement of investment operations.

FINANCIAL HIGHLIGHTS :: 253
PROSHARES TRUST
ProShares Trust Notes to Financial Highlights:
See accompanying notes to the financial statements.
(a) Per share net investment income (loss) has been calculated using the average daily shares method.
(b) Includes transaction fees associated with the issuance and redemption of Creation Units.
(c) Not annualized for periods less than one year.
(d) Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, if any, and redemption on the last day of the period at net asset value. This percentage is not an indication of the performance of a shareholder’s investment in the Fund based on market value due to differences between the market price of the shares and the net asset value per share of the Fund.
(e) Market value total return is calculated assuming an initial investment made at the market value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, if any, and redemption on the last day of the period at market value. Market value is determined by the composite closing price. Composite closing security price is defined as the last reported sale price from any primary listing market (e.g., NYSE and Nasdaq) or participating regional exchanges or markets. The composite closing price is the last reported sale price from any of the eligible sources, regardless of volume and not an average price and may have occurred on a date prior to the close of the reporting period. Market value may be greater or less than net asset value, depending on the Fund's closing price on the listing market.
(f) Annualized for periods less than one year.
(g) Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments
(including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the sales and purchases of fund shares during the period. In-Kind transactions are not included in the portfolio turnover calculations.
(h) Per share amount is less than $0.005.
( i ) The amount shown for a share outstanding throughout the period is not in accordance with the aggregate net realized and unrealized gain (loss)
for that period because of the timing of sales and repurchases of the Fund shares in relation to fluctuating market value of the investments in the
Fund.
(j) Amount has been reclassified based on the tax character of the distributions for the tax year ended October 31, 2022.
(k) Includes net futures account fees amounting to 0.03%. Excluding these fees, the ratio of expenses to average net assets would have been 0.70%.
(l) Includes net futures account fees amounting to 0.06%. Excluding these fees, the ratio of expenses to average net assets would have been 0.65%.
(m) Includes net futures account fees amounting to 0.02%. Excluding these fees, the ratio of expenses to average net assets would have been 0.65%.
(n) Reflects special dividends paid out during the period by one of the Fund's holdings. Had the Fund not received the special dividends, the net investment income (loss) per share would have been $(0.38) and the net investment income (loss) net of waivers ratio would have been (0.45)%.
(o) Less than 0.005%.
(p) Tax return of capital determined as of the tax year-end of October 31, 2025 is limited to actual distributions paid during the period. See Note 2 to the Financial Statements.
† Per share amounts have been restated on a retroactive basis to reflect share splits and reverse share splits, as applicable. See Note 14.

254 :: NOVEMBER 30, 2025 (UNAUDITED) :: NOTES TO FINANCIAL STATEMENTS
PROSHARES TRUST
NOTES TO FINANCIAL STATEMENTS

NOTES TO FINANCIAL STATEMENTS :: NOVEMBER 30, 2025 (UNAUDITED) :: 255
PROSHARES TRUST
1. Organization
ProShares Trust (the “Trust”) is registered as an open-end management investment company under the Investment Company Act of 1940 (“1940 Act”). The Trust was formed as a Delaware statutory trust on May 29, 2002, has authorized capital of an unlimited number of shares at no par value and is comprised of 145 operational funds. These accompanying Notes to Financial Statements relate to the portfolios of the Trust included in this report (collectively, the “Funds” and individually, a “Fund”). Each Fund qual-
ifies as an investment company as defined in the Financial Accounting Standards Codification Topic 946 – Financial Services
– Investment Companies. Each Fund is considered to be “non-diversified” under the 1940 Act, except for ProShares DJ Brookfield
Global Infrastructure ETF, ProShares Equities for Rising Rates ETF, ProShares High Yield-Interest Rate Hedged, ProShares In-
vestment Grade-Interest Rate Hedged, ProShares Metaverse ETF, ProShares MSCI EAFE Dividend Growers ETF, ProShares MSCI
Emerging Markets Dividend Growers ETF, ProShares MSCI Europe Dividend Growers ETF, ProShares MSCI Transformational
Changes ETF, ProShares Nasdaq-100 Dynamic Daily Buffer ETF, ProShares Nasdaq-100 High Income ETF, ProShares Russell
2000 Dividend Growers ETF, ProShares Russell 2000 Dynamic Daily Buffer ETF, ProShares Russell U.S. Dividend Growers ETF,
ProShares S&P 500
®
Dividend Aristocrats ETF, ProShares S&P 500
®
Dynamic Daily Buffer ETF, ProShares S&P 500
®
Ex-Energy
ETF, ProShares S&P 500
®
Ex-Financials ETF, ProShares S&P 500
®
Ex-Health Care ETF, ProShares S&P 500
®
Ex-Technology ETF,
ProShares S&P 500
®
High Income ETF and ProShares S&P MidCap 400
®
Dividend Aristocrats ETF.
Each Fund seeks daily investment results, before fees and expenses, that correspond to the daily results (or inverse of the daily results) of its underlying index.
2. Significant Accounting Policies
The net asset value per share (“NAV”) of each Fund, except as detailed below, is generally determined as of the close of the regular trading session of the exchange on which it is listed (is typically calculated as of 4:00 p.m. Eastern Time) on each business day.
The NAV of ProShares High Yield – Interest Rate Hedged, ProShares Inflation Expectations ETF and ProShares Investment Grade
– Interest Rate Hedged is typically calculated as of 3:00 p.m. (Eastern Time) on each business day. The NAV of ProShares K-1 Free
Crude Oil ETF is typically calculated as of 2:30 p.m. (Eastern Time) on each business day when the Cboe BZX Exchange Inc. (“BZX
Exchange”) is open for trading. The NAV of each of ProShares MSCI EAFE Dividend Growers ETF and ProShares MSCI Europe
Dividend Growers ETF is typically calculated as of 11:30 a.m. Eastern Time (this time may vary due to differences in when daylight savings time is effective between London and New York. The actual valuation time is 4:30 p.m., London Time).
The following is a summary of significant accounting policies followed by each Fund in preparation of its financial statements.
These policies are in conformity with U.S. generally accepted accounting principles (“GAAP”). The preparation of financial state-
ments in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts. The actual results could differ from those estimates.
Investment Valuation
The Funds record their investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.
Pursuant to Rule 2a-5 (the “Rule”), the Trust’s Board of Trustees (the “Board”) designated ProShare Advisors LLC (the “Advisor”)
the “Valuation Designee” as contemplated by the Rule. The Valuation Designee is responsible for assessing and managing valu-
ation risks, administering the pricing and valuation guidelines approved by the Board, and overseeing pricing services utilized in valuing the Trust’s security holdings, among other responsibilities outlined in the Rule. When the Advisor determines that the price of a security is not readily available or deemed unreliable (e.g., an approved pricing service does not provide a price, a furnished price is in error, certain prices become stale, or an event occurs that materially affects the furnished price), it may in good faith establish a fair value for that security in accordance with the pricing and valuation guidelines. Fair value pricing may require subjective determinations about the value of a security. While the Trust’s policy is intended to result in a calculation of a
Fund’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values determined by the
Advisor or persons acting at their direction would accurately reflect the price that a Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by a Fund may differ from the value that would be realized if the securities were sold and the differences could be material to the financial statements.
Depending on the source and relative significance of valuation inputs, these instruments may be categorized as Level 2 or Level 3 in the fair value hierarchy described below.
The securities in the portfolio of a Fund that are listed or traded on a stock exchange or the Nasdaq Stock Market, except as otherwise noted, are generally valued at the closing price, if available, or the last sale price on the exchange or system where the security is principally traded, generally using information provided by a third party pricing service, or market quotations. These valuations are typically categorized as Level 1 in the fair value hierarchy. If there have been no sales for that day on the exchange or system where the security is principally traded, then fair value may be determined with reference to the mean of the latest bid

256 :: NOVEMBER 30, 2025 (UNAUDITED) :: NOTES TO FINANCIAL STATEMENTS
PROSHARES TRUST
and asked quotes, if applicable, on the exchange or system. If there have been no sales or quotes of the security for that day on the exchange or system, the security will be valued in accordance with the pricing and valuation guidelines.
Exchange traded funds held by ProShares K-1 Free Crude Oil ETF are valued at the last traded price at the time the Fund NAV is determined, and will typically be categorized as a Level 1 in the fair value hierarchy. Exchange traded funds held by other Funds are generally valued at the closing price, if available, or the last sale price as described above, and are typically categorized as
Level 1 in the fair value hierarchy.
Securities regularly traded in the over-the-counter (“OTC”) markets, including securities listed on an exchange but that are pri-
marily traded OTC, other than those traded on the Nasdaq Stock Market, are valued on the basis of the mean between the bid and asked quotes furnished by primary market makers for those instruments. Fixed-income securities are valued according to prices as furnished by an independent pricing service, generally at the mean of the bid and asked quotes for U.S. Treasury securities and at the bid or evaluated bid price for corporate bonds. Centrally cleared index-based swaps are generally valued at the mean between the bid and asked prices as furnished by an independent pricing service. In each of these situations, valuations are typi-
cally categorized as Level 2 in the fair value hierarchy.
Exchange traded bond, commodity and currency futures contracts are generally valued at the official futures settlement price, except for currency futures contracts held by Hedge Replication ETF which are generally valued at their last sale price prior to the time at which the NAV of the Fund is determined. These valuations are typically categorized as Level 1 in the fair value hier-
archy. If there was no sale on that day, fair valuation procedures as previously described may be applied. Non-exchange traded derivatives (e.g. non-exchange traded swap agreements) are generally valued using independent sources and/or agreement with counterparties or other procedures approved by the Board and are typically categorized as Level 2 in the fair value hierarchy.
The Funds disclose the fair value of their investments in a hierarchy that distinguishes between: (1) market participant assump-
tions which are developed based on market data obtained from sources independent of the Funds (observable inputs) and (2) the
Funds’ own assumptions about market participant assumptions which are developed based on the best information available under the circumstances (unobservable inputs). The three levels defined by the hierarchy are as follows:
Level 1
— Quoted prices in active markets for identical assets.
Level 2
— Other significant observable inputs (including
quoted prices for similar securities, interest rates, prepay-
ment speeds, credit risk, etc.).
Level 3
— Significant unobservable inputs (including as-
sumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term debt securities maturing in sixty days or less may be valued at amortized cost. Generally, amortized cost approximates the current fair value of a security, but since the valuation is not obtained from a quoted price in an active market, such securities are typically categorized as Level 2. Fair value measurements may also require additional disclo-
sure when the volume and level of activity for the asset or liability have significantly decreased, as well as when circumstances indicate that a transaction is not orderly.
The following is a summary of the valuations as of November 30, 2025, for each Fund based upon the three levels defined above:
LEVEL 1 - Quoted Prices
A
LEVEL 2 - Other Significant Observable Inputs
A
LEVEL 3 -
Significant
Unobservable
Inputs
A
Total
A
A
Common
Stocks/Rights/
Shares of
Beneficial
Interest
A
Securities
Lending
Reinvestments
A
Futures
Contracts*
A
Common
Stocks/Rights/
Shares of
Beneficial
Interest
A
U.S. Treasury
Obligations
A
Corporate
Bonds/Asset
Backed
Securities
A
Repurchase
Agreements
A
Swap
Agreements*
A
Forward
Currency
Contracts*
A
Common
Stocks/
Corporate
Bond/Rights/
Shares of
Beneficial
Interest
A
Investment
Securities,
including
Repurchase
Agreements
A
Other Financial
Instruments,
including Futures
Contracts, Swap
Agreements,
and Forward
Currency
Contracts*
A
Big Data Refiners ETF $ 6,582,721 $ 46,533 $ — $ — $ — $ — $ — $ – $ — $ — $ 6,629,254 $ –
Decline of the Retail
Store ETF
...
— — — — — — 3,139,984 (270,995) — — 3,139,984 (270,995)
DJ Brookfield Global
Infrastructure ETF 151,166,723 471,614 — — — — 412,315 – — — 152,050,652 –
Equities for Rising
Rates ETF
...
12,083,002 — — — — — 20,053 – — — 12,103,055 –
Global Listed Private
Equity ETF
...
12,878,557 962,339 — — — — 74,272 – — — 13,915,168 –
Hedge Replication
ETF
......
3,696,320 44 44,616 — 16,142,064 — 3,890,592 460,313 — —
(a)
23,729,020 504,929
High Yield-Interest
Rate Hedged
..
— 2,481,273 (340,356) — — 154,738,824 3,394,655 – — —
(a)
160,614,752 (340,356)
Inflation Expectations
ETF
......
— — — — — — 17,035,639 (249,088) — — 17,035,639 (249,088)

NOTES TO FINANCIAL STATEMENTS :: NOVEMBER 30, 2025 (UNAUDITED) :: 257
PROSHARES TRUST
LEVEL 1 - Quoted Prices
A
LEVEL 2 - Other Significant Observable Inputs
A
LEVEL 3 -
Significant
Unobservable
Inputs
A
Total
A
A
Common
Stocks/Rights/
Shares of
Beneficial
Interest
A
Securities
Lending
Reinvestments
A
Futures
Contracts*
A
Common
Stocks/Rights/
Shares of
Beneficial
Interest
A
U.S. Treasury
Obligations
A
Corporate
Bonds/Asset
Backed
Securities
A
Repurchase
Agreements
A
Swap
Agreements*
A
Forward
Currency
Contracts*
A
Common
Stocks/
Corporate
Bond/Rights/
Shares of
Beneficial
Interest
A
Investment
Securities,
including
Repurchase
Agreements
A
Other Financial
Instruments,
including Futures
Contracts, Swap
Agreements,
and Forward
Currency
Contracts*
A
Investment Grade-
Interest Rate
Hedged
....
$ — $ 2,041,755 $ (1,717,368) $ — $ — $ 262,171,850 $ 3,311,487 $ – $ — $ — $ 267,525,092 $ (1,717,368)
K-1 Free Crude Oil
ETF
......
— — (2,631,660) — — — 50,211,369 – — — 50,211,369 (2,631,660)
Large Cap Core Plus 441,862,126 489,600 — — — — 36,158,939 8,653,700 — — 478,510,665 8,653,700
Long Online/Short
Stores ETF
...
6,448,575 — — — — — 524,989 (117,771) — —
(a)
6,973,564 (117,771)
Merger ETF
....
11,309,819 550,588 — — — — 772,912 335,121 (2,433) 16,664 12,649,983 332,688
Metaverse ETF
..
6,067,853 197,952 — — — — — – — — 6,265,805 –
MSCI EAFE Dividend
Growers ETF
..
63,878,468 1,346,647 — — — — 60,933 – — — 65,286,048 –
MSCI Emerging
Markets Dividend
Growers ETF
..
7,290,817 — — — — — 41,896 – — —
(a)
7,332,713 –
MSCI Europe
Dividend Growers
ETF
......
8,479,385 — — — — — 12,449 – — — 8,491,834 –
MSCI
Transformational
Changes ETF
..
7,635,898 46,515 — — — — 23,441 – — — 7,705,854 –
Nanotechnology ETF 5,157,687 134,707 — — — — — – — — 5,292,394 –
Nasdaq-100 Dorsey
Wright Momentum
ETF
......
9,610,308 — — — — — 4,391 – — — 9,614,699 –
Nasdaq-100 Dynamic
Buffer ETF
...
1,281,758 — — — — — 319,225 (324,212) — — 1,600,983 (324,212)
Nasdaq-100 High
Income ETF
..
296,221,070 — 360,303 — — — 9,509,300 (2,032,874) — — 305,730,370 (1,672,571)
On-Demand ETF
..
6,364,084 341,450 — — — — — – — — 6,705,534 –
Online Retail ETF
.
82,227,644 — — — — — 66,151 – — —
(a)
82,293,795 –
Pet Care ETF
...
49,614,749 582,250 — — — — 408,279 – — — 50,605,278 –
Russell 2000 Dividend
Growers ETF
..
626,081,126 812,450 — — — — 936,611 – — — 627,830,187 –
Russell 2000 Dynamic
Buffer ETF
...
960,392 6,289 4,435 — — — 90,850 (311,694) — —
(a)
1,057,531 (307,259)
Russell 2000 High
Income ETF
..
83,900,504 1,796,251 146,366 — — — 3,722,932 (1,070,991) — —
(a)
89,419,687 (924,625)
Russell U.S. Dividend
Growers ETF
..
4,268,980 — — — — — 3,717 – — — 4,272,697 –
S&P 500
®
Dividend
Aristocrats ETF
.
11,335,311,756 2,401,864 — — — — 13,044,806 – — — 11,350,758,426 –
S&P 500
®
Dynamic
Buffer ETF
...
1,777,581 1,236 10,676 — — — 190,551 (452,705) — — 1,969,368 (442,029)
S&P 500
®
Ex-Energy
ETF
......
75,271,352 13,152 — — — — 172,482 – — — 75,456,986 –
S&P 500
®
Ex-
Financials ETF
.
69,011,382 14,120 — — — — 40,617 – — — 69,066,119 –
S&P 500
®
Ex-Health
Care ETF
....
34,941,825 6,691 — — — — 34,171 – — — 34,982,687 –
S&P 500
®
Ex-
Technology ETF 240,432,445 53,481 — — — — 139,900 – — — 240,625,826 –
S&P 500
®
High
Income ETF
..
1,082,913,853 332,772 800,718 — — — 50,400,320 (29,172,916) — — 1,133,646,945 (28,372,198)
S&P Global Core
Battery Metals ETF 5,857,117 376,766 — — — — — – — —
(a)
6,233,883 –
S&P Kensho
Cleantech ETF
.
5,360,049 231,130 — — — — — – — — 5,591,179 –
S&P Kensho Smart
Factories ETF
.
1,261,802 — — — — — — – — — 1,261,802 –
S&P MidCap
400
®
Dividend
Aristocrats ETF
.
1,715,440,584 30,113,400 — — — — 1,698,680 – — — 1,747,252,664 –
S&P Technology
Dividend
Aristocrats ETF
.
257,867,875 — — — — — 406,095 – — — 258,273,970 –
Smart Materials ETF 1,648,456 — — — — — — – — — 1,648,456 –
Supply Chain
Logistics ETF
..
966,312 10,222 — — — — — – — — 976,534 –

258 :: NOVEMBER 30, 2025 (UNAUDITED) :: NOTES TO FINANCIAL STATEMENTS
PROSHARES TRUST
Please refer to the Schedules of Portfolio Investments to view equity and debt securities segregated by industry type. For the pe-
riod ended November 30, 2025, there were no Level 3 securities which are considered quantitatively significant for additional disclosure, except as disclosed below.
The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:
Foreign Currency Translation
Each Fund’s accounting records are maintained in U.S. dollars. Assets and liabilities denominated in foreign currencies and com-
mitments under forward foreign currency exchange contracts are translated into U.S. dollars as of the close of London world markets, except that such translations with respect to the ProShares Big Data Refiners ETF, ProShares DJ Brookfield Global
Infrastructure ETF, ProShares Global Listed Private Equity ETF, ProShares Merger ETF, ProShares Metaverse ETF, ProShares
MSCI Emerging Markets Dividend Growers ETF, ProShares MSCI Transformational Changes ETF, ProShares Nanotechnology
ETF, ProShares On-Demand ETF, ProShares Pet Care ETF, ProShares S&P Global Core Battery Metals ETF, ProShares S&P Ken-
sho Cleantech ETF, ProShares S&P Kensho Smart Factories ETF, ProShares Smart Materials ETF and ProShares Supply Chain
Logistics ETF each utilize the last quoted New York rates prior to 4:00 p.m. The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in mar-
ket prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.
Repurchase Agreements
Each of the Funds may enter into repurchase agreements. Repurchase agreements are primarily used by the Funds as short-term investments for cash positions. Under a repurchase agreement, a Fund purchases one or more debt securities and simultaneously agrees to sell those securities back to the seller at a mutually agreed-upon future price and date, normally one day or a few days later. The resale price is greater than the purchase price, reflecting an agreed-upon market interest rate during the purchaser’s holding period. While the maturities of the underlying securities in repurchase transactions may be more than one year, the term of each repurchase agreement will always be less than one year. The Funds follow certain procedures designed to minimize the risks inherent in such agreements. These procedures include effecting repurchase transactions generally with major global financial institutions whose creditworthiness is monitored by the Advisor. In addition, the value of the collateral underlying the repurchase agreement is required to be at least equal to the repurchase price, including any accrued interest income earned on the repurchase agreement. The Funds may invest in repurchase agreements through joint account arrangements; in such cases, each Fund holds a pro rata share of the collateral and interest income based upon the dollar amount of the repurchase agreements entered into by each Fund. The collateral underlying the repurchase agreement is held by the Fund’s custodian. A repurchase agreement is subject to the risk that the counterparty to the repurchase agreement that sells the securities may default on its obligation to repurchase them. In this circumstance, a Fund may lose money because it may not be able to sell the securities at the agreed upon time and price, the securities may lose value before they can be sold, the selling institution may declare bankruptcy or the Fund may have difficulty exercising rights to the collateral. During periods of high demand for repurchase agreements, the
Funds may be unable to invest available cash in these instruments to the extent desired by the Advisor. Repurchase agreements usually are for short periods, such as one week or less, but may be longer. It is the current policy of each Fund not to invest in re-
purchase agreements that do not mature within seven days if any such investment, together with any other illiquid assets held by the Fund, amounts to more than 15% of Fund’s total net assets. The investments of each Fund in repurchase agreements at times may be substantial when, in the view of the Advisor, liquidity, investment, regulatory, or other considerations so warrant.
*  These investments are recorded in the financial statements at the unrealized gain or loss on the investment.
(a) Security has zero value
S&P Global Core Battery Metals ETF
Balance as of 05/31/2025 $ 86,284
Net Realized Gain (Loss) from Transactions in investment securities –
Change in Unrealized Appreciation/Depreciation from Investment securities (86,284)
Purchases –
Sales –
Transfers into Level 3 –
Transfer out of Level 3 –
Balance as of 11/30/2025 $ –
The amount of change in net unrealized appreciation (depreciation) on investment in Level 3 securities still held at 11/30/2025 (86,284)

NOTES TO FINANCIAL STATEMENTS :: NOVEMBER 30, 2025 (UNAUDITED) :: 259
PROSHARES TRUST
On November 30, 2025, the Funds had an undivided interest in joint repurchase agreements with the following counterparties, for the time periods and rates indicated. Amounts shown in the table below represent Principal Amount, Cost and Value for each respective repurchase agreement.
Fund Name
A
Bank of
America
Securities,
Inc., 3.5%,
dated
11/28/2025
due
12/01/2025
(a)
Bank of
America
Securities,
Inc., 3.65%,
dated
11/28/2025
due
12/01/2025
(b)
Bank of
America
Securities,
Inc., 3.96%,
dated
11/28/2025
due
12/01/2025
(c)
Bank of
America
Securities,
Inc., 4.06%,
dated
11/28/2025
due
12/01/2025
(d)
Barclays
Capital, Inc.,
4.08%, dated
11/28/2025
due
12/01/2025
(e)
BNP Paribas
Securities
Corp.,
2.5%, dated
11/28/2025
due
12/01/2025
(f)
BNP Paribas
Securities
Corp.,
4.08%, dated
11/28/2025
due
12/01/2025
(g)
CF Secured LLC,
4.06%, dated
11/28/2025 due
12/01/2025
(h)
Natixis New
York Branch,
4.07%, dated
11/28/2025 due
12/01/2025
(i)
Total
Decline of the Retail Store
ETF
........
$ 111,368
$ 571,117 $ 228,447 $ 228,447 $ 57,112 $ 171,335 $ 171,335 $ 944,039 $ 656,784 $ 3,139,984
DJ Brookfield Global
Infrastructure ETF 14,624
74,994 29,998 29,997 7,499 22,499 22,498 123,963 86,243 412,315
Equities for Rising Rates
ETF
........
711
3,647 1,459 1,459 365 1,094 1,094 6,030 4,194 20,053
Global Listed Private
Equity ETF
....
2,634
13,509 5,404 5,404 1,351 4,053 4,053 22,329 15,535 74,272
Hedge Replication ETF 137,990
707,641 283,057 283,056 70,764 212,293 212,293 1,169,710 813,788 3,890,592
High Yield-Interest Rate
Hedged
.....
120,400
617,438 246,975 246,975 61,744 185,232 185,231 1,020,607 710,053 3,394,655
Inflation Expectations ETF 604,214
3,098,532 1,239,413 1,239,413 309,853 929,559 929,559 5,121,784 3,563,312 17,035,639
Investment Grade-Interest
Rate Hedged
..
117,451
602,311 240,924 240,924 60,231 180,694 180,694 995,601 692,657 3,311,487
K-1 Free Crude Oil ETF 1,780,878
9,132,709 3,653,084 3,653,084 913,271 2,739,812 2,739,812 15,096,103 10,502,616 50,211,369
Large Cap Core Plus 1,282,472
6,576,779 2,630,712 2,630,712 657,678 1,973,033 1,973,033 10,871,224 7,563,296 36,158,939
Long Online/Short Stores
ETF
........
18,620
95,488 38,195 38,195 9,549 28,647 28,646 157,838 109,811 524,989
Merger ETF
.....
27,413
140,581 56,233 56,232 14,058 42,175 42,174 232,377 161,669 772,912
MSCI EAFE Dividend
Growers ETF
...
2,161
11,083 4,433 4,433 1,108 3,326 3,325 18,319 12,745 60,933
MSCI Emerging Markets
Dividend Growers ETF 1,486
7,620 3,048 3,048 762 2,287 2,286 12,596 8,763 41,896
MSCI Europe Dividend
Growers ETF
...
442
2,264 906 905 226 679 680 3,743 2,604 12,449
MSCI Transformational
Changes ETF
..
831
4,264 1,705 1,705 426 1,279 1,280 7,048 4,903 23,441
Nasdaq-100 Dorsey
Wright Momentum ETF 156
799 319 320 80 239 240 1,320 918 4,391
Nasdaq-100 Dynamic
Buffer ETF
....
11,322
58,062 23,225 23,225 5,806 17,418 17,419 95,976 66,772 319,225
Nasdaq-100 High Income
ETF
........
337,272
1,729,602 691,841 691,841 172,960 518,880 518,880 2,858,982 1,989,042 9,509,300
Online Retail ETF
..
2,346
12,032 4,813 4,813 1,203 3,609 3,610 19,888 13,837 66,151
Pet Care ETF
....
14,481
74,260 29,704 29,704 7,426 22,277 22,278 122,750 85,399 408,279
Russell 2000 Dividend
Growers ETF
...
33,219
170,356 68,142 68,143 17,035 51,107 51,107 281,593 195,909 936,611
Russell 2000 Dynamic
Buffer ETF
....
3,222
16,524 6,610 6,609 1,652 4,958 4,958 27,314 19,003 90,850
Russell 2000 High Income
ETF
........
132,044
677,147 270,859 270,859 67,715 203,143 203,143 1,119,303 778,719 3,722,932
Russell U.S. Dividend
Growers ETF
...
132
676 270 271 68 202 203 1,118 777 3,717
S&P 500
®
Dividend
Aristocrats ETF
.
462,668
2,372,658 949,063 949,063 237,266 711,798 711,798 3,921,935 2,728,557 13,044,806
S&P 500
®
Dynamic Buffer
ETF
........
6,758
34,658 13,863 13,864 3,466 10,398 10,398 57,289 39,857 190,551
S&P 500
®
Ex-Energy ETF 6,118
31,372 12,549 12,549 3,137 9,411 9,411 51,857 36,078 172,482
S&P 500
®
Ex-Financials
ETF
........
1,441
7,388 2,955 2,955 739 2,215 2,216 12,212 8,496 40,617
S&P 500
®
Ex-Health Care
ETF
........
1,212
6,215 2,486 2,487 622 1,864 1,864 10,274 7,147 34,171
S&P 500
®
Ex-Technology
ETF
........
4,962
25,446 10,178 10,179 2,545 7,633 7,633 42,061 29,263 139,900
S&P 500
®
High Income
ETF
........
1,787,580
9,167,077 3,666,831 3,666,831 916,708 2,750,122 2,750,123 15,152,910 10,542,138 50,400,320
S&P MidCap 400
®
Dividend Aristocrats
ETF
........
60,249
308,965 123,586 123,585 30,896 92,690 92,690 510,709 355,310 1,698,680
S&P Technology Dividend
Aristocrats ETF
.
14,403
73,863 29,545 29,545 7,386 22,159 22,159 122,093 84,942 406,095
$ 7,103,280 $ 36,427,077 $ 14,570,832 $ 14,570,832 $ 3,642,707 $ 10,928,120 $ 10,928,123 $ 60,212,895 $ 41,891,137 $ 200,275,003

260 :: NOVEMBER 30, 2025 (UNAUDITED) :: NOTES TO FINANCIAL STATEMENTS
PROSHARES TRUST
Equity Securities
Certain Funds may invest in equity securities, including in shares of foreign or U.S. common stock, Real Estate Investment Trusts,
Depositary Receipts, and shares of other Investment Companies, including other exchange traded funds (“ETFs”).
Real Estate Investment Trusts (“REITs”) and Business Development Companies (“BDCs”)
REITs and BDCs report information on the source of their distributions annually. A portion of distributions received from REITs and BDCs during the period is estimated to be dividend income, realized gain or return of capital. These estimates are adjusted when the actual source of distributions is disclosed by the REITs and BDCs.
Debt Instruments
Certain Funds may invest in debt instruments, including U.S. government securities; Foreign and U.S. investment grade corporate debt securities. Additionally, certain Funds may invest in (lower rated) debt instruments (also known as “junk bonds”) that are rated below “investment grade” by Moody’s, Standard and Poor’s and/or Fitch, Inc.
Securities Lending
Certain Funds may lend securities to brokers, dealers and financial organizations in exchange for initial collateral in the amount of at least 102% of the value of U.S. dollar-denominated securities loaned or at least 105% of the value of non-U.S. dollar-denom-
inated securities loaned, marked to market daily. Each security loaned will be secured continuously by collateral in the form of cash, Money Market Instruments or U.S. Government securities with a market value of at least 100% of the market value of the loaned securities. When a Fund lends its securities, it continues to receive payments equal to the dividends and interest paid on the securities loaned and simultaneously may earn interest on the reinvestment of the cash collateral. Any cash collateral received by the Fund in connection with these loans may be reinvested in a variety of short-term investments. Any securities collateral received by the Fund in connection with these loans may not be sold or pledged by the Fund and, accordingly, are not reflected in the Fund’s assets and liabilities. The Funds may incur fees and expenses in connection with the reinvestment of cash collateral. For security loans collateralized by cash, borrowers may be entitled to receive a fee based on the amount of collateral.
The Funds are typically compensated by the difference between the amount earned on the reinvestment of cash collateral and any fees paid to the borrower. Although voting and other rights attendant to securities loaned pass to the borrower, such loans may be recalled so that the securities may be voted on by the Fund if a material event affecting the Fund’s investment in the securities on loan is to occur. Security loans are subject to termination by the Fund or the borrower at any time. Not all Funds may participate in securities lending at any given time. No securities loan shall be made on behalf of a Fund if, as a result, the aggregate value of all securities loaned by the particular Fund exceeds one-third of the value of such Fund’s total assets (including the value of the collateral received).
Securities lending involves exposure to certain risks, including “gap” risk (i.e., the risk of a mismatch between the return on cash collateral reinvestments and any fees a Fund has agreed to pay a borrower), operational risk (i.e., the risk of losses resulting from problems in the settlement and the accounting process), legal, counterparty and credit risk. If a securities lending counterparty were to default, a Fund would be subject to the risk of a possible delay in receiving collateral or in recovering the loaned securities, or to a possible loss of rights in the collateral. In the event a borrower does not return a Fund’s securities as agreed, the Fund may experience losses if the proceeds received from liquidating the collateral do not at least equal the value of the loaned security at the time the collateral is liquidated, plus the transaction costs incurred in purchasing replacement securities. This event could trigger adverse tax consequences for a Fund. The investment of cash collateral deposited by the borrower is subject to inherent
Each Repurchase Agreement was fully collateralized by U.S. government and/or agency securities at November 30, 2025 as follows:
(a) U.S. Treasury Bonds, 0%, due 2/15/2032, which had an aggregate value at the Trust level of $198,900,001.
(b) U.S. Treasury Bonds, 0% to 1.13%, due 11/15/2028 to 8/15/2055; U.S. Treasury Notes, 4% to 4.38%, due 8/31/2028 to 3/31/2030, which had an aggregate value at the Trust level of $1,020,000,005.
(c) U.S. Treasury Notes, 3.88%, due 9/30/2032, which had an aggregate value at the Trust level of $408,000,080.
(d) U.S. Treasury Bonds, 0% to 3%, due 2/15/2027 to 11/15/2054; U.S. Treasury Notes, 0.13% to 4.63%, due 5/15/2028 to 2/15/2035, which had an aggregate value at the Trust level of $408,000,001.
(e) Federal Farm Credit Banks Funding Corp., 0%, due 12/1/2025; Federal Home Loan Banks, 0% to 5.50%, due 12/1/2025 to 7/15/2036; U.S.
Treasury Bonds, 4%, due 11/15/2052, which had an aggregate value at the Trust level of $102,000,056.
(f) U.S. Treasury Bills, 0%, due 12/9/2025 to 11/27/2026;  U.S. Treasury Bonds, 0% to 4.38%, due 4/15/2032 to 8/15/2051; U.S. Treasury
Notes, 0.25% to 4.63%, due 7/15/2026 to 1/15/2034, which had an aggregate value at the Trust level of $306,000,004.
(g) U.S. Treasury Bills, 0%, due 12/9/2025 to 11/27/2026; U.S. Treasury Bonds, 0% to 4.38%, due 4/15/2032 to 8/15/2051; U.S. Treasury Notes,
0.25% to 4.63%, due 7/15/2026 to 1/15/2034, which had an aggregate value at the Trust level of $306,000,004.
(h) U.S. Treasury Bills, 0%, due 12/2/2025 to 10/29/2026; U.S. Treasury Bonds, 0% to 6.63%, due 11/30/2025 to 11/15/2055; U.S. Treasury
Notes, 0.13% to 4.88%, due 11/30/2025 to 11/15/2035, which had an aggregate value at the Trust level of $1,686,600,933.
(i) U.S. Treasury Bills, 0%, due 10/1/2026; U.S. Treasury Bonds, 0% to 6%, due 2/15/2026 to 11/15/2052; U.S. Treasury Notes, 0.63% to
4.63%, due 12/31/2025 to 8/15/2034, which had an aggregate value at the Trust level of $1,173,397,843.

NOTES TO FINANCIAL STATEMENTS :: NOVEMBER 30, 2025 (UNAUDITED) :: 261
PROSHARES TRUST
market risks such as interest rate risk, credit risk, liquidity risk, and other risks that are present in the market. A Fund could lose money if its short-term reinvestment of the collateral declines in value over the period of the loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the
Fund, or excess collateral returned by the Fund, on the next business day.
U.S. Treasury Inflation-Protected Securities
U.S. Treasury Inflation-Protected Securities (“TIPs”) are inflation-protected public obligations of the U.S. Treasury. Inflation-pro-
tected bonds are fixed-income securities whose interest and principal payments are periodically adjusted for inflation. As the index measuring inflation changes, the interest and principal payments of inflation-protected bonds will be adjusted accordingly.
Because of the inflation-adjustment feature, inflation-protected bonds typically have lower yields than conventional fixed rate bonds.
Accounting for Derivatives Instruments
In seeking to achieve the investment objectives of Funds whose objective is tied to an index or benchmark, the Advisor uses a passive approach to investing that is designed to track the performance of the Fund’s underlying index or benchmark. Each such
Fund attempts to achieve its investment objective by investing all, or substantially all, of its assets in investments that make up its index or in financial instruments that provide similar exposure.
In connection with its management of certain series of the Trust included in this report (i.e. ProShares K-1 Free Crude Oil ETF, Pro-
Shares Nasdaq-100 Dynamic Daily Buffer ETF, ProShares Nasdaq-100 High Income ETF, ProShares Russell 2000 Dynamic Daily
Buffer ETF, ProShares Russell 2000 High Income ETF, ProShares S&P 500
®
Dynamic Daily Buffer ETF, and ProShares S&P 500
®
High Income ETF (the "Commodity Pools")), the Advisor has registered as a commodity pool operator (a "CPO") and the Commodity
Pools are commodity pools under the Commodity Exchange Act (the "CEA"). Accordingly, the Advisor is subject to registration and regulation as a CPO under the CEA, and must comply with various regulatory requirements under the CEA and the rules and reg-
ulations of the Commodity Futures Trading Commission ("CFTC") and the National Futures Association ("NFA"), including inves-
tor protection requirements, antifraud provisions, disclosure requirements and reporting and record keeping requirements. The
Advisor is also subject to periodic inspections and audits by the CFTC and NFA. Compliance with these regulatory requirements could adversely affect the Commodity Pools' total return. In this regard, any further amendment to the CEA or its related regu-
lations that subject the Advisor or the Commodity Pools to additional regulation may have adverse impacts on the Commodity
Pools' operations and expenses.
All open derivative positions at period end are reflected on each respective Fund’s Schedule of Portfolio Investments. Certain
Funds utilized a varying level of derivative instruments in conjunction with investment securities in seeking to meet their invest-
ment objective during the period. While the volume of open positions may vary on a daily basis as each Fund transacts derivative contracts in order to achieve the appropriate exposure to meet its investment objective, with the exception of the Funds listed
below
, the volume of these open positions relative to the net assets of each respective Fund at the date of this report is generally representative of open positions throughout the reporting period.
For financial reporting purposes, the Trust can offset financial assets and financial liabilities that are subject to master netting arrangements or similar agreements in the Statement of Assets and Liabilities. Funds holding non-exchange traded swap agree-
ments present the gross amounts of these assets and liabilities on their Schedule of Portfolio Investments. Information concern-
ing the value of and amounts due under Repurchase Agreement transactions may be found on each Fund’s Schedule of Portfolio
Investments. Information concerning the counterparties to each Repurchase Agreement and levels of collateralization may be found above, under the caption “Repurchase Agreements.”
Following is a description of the Funds’ use of derivative instruments, the types of derivatives utilized by the Funds during the reporting period, as well as the primary underlying risk exposures related to each instrument type.
Futures Contracts
Each Fund may purchase or sell futures contracts as a substitute for a comparable market position in the underlying securities or to satisfy regulatory requirements. A physical-settlement futures contract generally obligates the seller to deliver (and the purchaser to take delivery of) the specified asset on the expiration date of the contract. A cash-settled futures contract obligates the seller to deliver (and the purchaser to accept) an amount of cash equal to a specific dollar amount (the contract multiplier)
Average quarterly exposure to
derivatives (notional amounts
in comparison to net assets)
Merger ETF
.................
60%

262 :: NOVEMBER 30, 2025 (UNAUDITED) :: NOTES TO FINANCIAL STATEMENTS
PROSHARES TRUST
multiplied by the difference between the final settlement price of a specific futures contract and the price at which the agreement is made. No physical delivery of the underlying asset is made.
The Funds generally engage in closing or offsetting transactions before final settlement of a futures contract, wherein a second identical futures contract is sold to offset a long position (or bought to offset a short position). In such cases, the obligation is to deliver (or take delivery of) cash equal to a specific dollar amount (the contract multiplier) multiplied by the difference between the price of the offsetting transaction and the price at which the original contract was entered into. If the original position en-
tered into is a long position (futures contract purchased) there will be a gain (loss) if the offsetting sell transaction is carried out at a higher (lower) price, inclusive of commissions. If the original position entered into is a short position (futures contract sold)
there will be a gain (loss) if the offsetting buy transaction is carried out at a lower (higher) price, inclusive of commissions.
Whether a Fund realizes a gain or loss from futures activities depends generally upon movements in the underlying currency, commodity, security or index. The extent of the Fund’s loss from an unhedged short position in futures contracts is potentially unlimited. Each Fund will engage in transactions in futures contracts that are traded on a U.S. exchange or board of trade or that have been approved for sale in the U.S. by the CFTC.
Upon entering into a futures contract, each Fund will be required to deposit with the broker an amount of cash or cash equivalents in the range of approximately 5% to 10% of the contract amount for equity, index and commodity futures and in the range of ap-
proximately 1% to 3% of the contract amount for bond and currency futures (these amounts are subject to change by the exchange on which the contract is traded). This amount, known as “initial margin,” is in the nature of a performance bond or good faith deposit on the contract and is returned to the Fund upon termination of the futures contract, assuming all contractual obligations have been satisfied. Subsequent payments, known as “variation margin,” to and from the broker will be made as the price of the security, currency, commodity or index underlying the futures contract fluctuates, making the long and short positions in the futures contract more or less valuable, a process known as “marking-to-market.” Net income and net fees related to cash collateral deposited with the broker are reflected on the Statements of Operations as “Interest” or “Futures Commission Merchant fees”, respectively. At any time prior to expiration of a futures contract, a Fund may elect to close its position by taking an opposite po-
sition, which will operate to terminate the Fund’s existing position in the contract.
The primary risks associated with the use of futures contracts are imperfect correlation between movements in the price of the futures contract and the market value of the underlying assets, and the possibility of an illiquid market for a futures contract. Al-
though each Fund intends to sell futures contracts only if there is an active market for such contracts, no assurance can be given that a liquid market will exist for any particular contract at any particular time. Many futures exchanges and boards of trade limit the amount of fluctuation permitted in futures contract prices during a single trading day. Once the daily limit has been reached in a particular contract, no trades may be made that day at a price beyond that limit, or trading may be suspended for specified pe-
riods during the day. Futures contract prices could move to the limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and potentially subjecting a Fund to substantial losses. If trading is not possible, or if a Fund determines not to close a futures position in anticipation of adverse price movements, the Fund will be required to make daily cash payments of variation margin. The risk that the Fund will be unable to close out a futures position will be minimized by entering into such transactions on a national exchange with an active and liquid secondary market. In addition, although the counterparty to a futures contract is often a clearing organization, backed by a group of financial institutions, there may be instances in which the counterparty could fail to perform its obligations, causing significant losses to a Fund.
Forward Currency Contracts
Certain Funds may invest in forward currency contracts for investment or risk management purposes. A forward currency con-
tract is an obligation to buy or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are entered into on the interbank market conducted directly between currency traders (usually large commercial banks) and their customers.
At or before the maturity of a forward currency contract, a Fund may either sell a portfolio security and make delivery of the cur-
rency, or retain the security and terminate its contractual obligation to deliver the currency by buying an “offsetting” contract obligating it to buy, on the same maturity date, the same amount of the currency. If the Fund engages in an offsetting transaction, it may later enter into a new forward currency contract to sell the currency.
If a Fund engages in offsetting transactions, the Fund will incur a gain or loss, to the extent that there has been movement in for-
ward currency contract prices. If forward prices go down during the period between the date a Fund enters into a forward currency contract for the sale of a currency and the date it enters into an offsetting contract for the purchase of the currency, the Fund will realize a gain to the extent that the price of the currency it has agreed to sell exceeds the price of the currency it has agreed to buy.
If forward prices go up, the Fund will suffer a loss to the extent the price of the currency it has agreed to buy exceeds the price of the currency it has agreed to sell.

NOTES TO FINANCIAL STATEMENTS :: NOVEMBER 30, 2025 (UNAUDITED) :: 263
PROSHARES TRUST
Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in U.S. dollars without the delivery of foreign currency.
Swap Agreements
Certain Funds may enter into swap agreements to gain exposure to an underlying asset without actually purchasing such asset
(or shorting such asset), or to hedge a position, including in circumstances in which direct investment is restricted for legal rea-
sons or is otherwise impracticable. Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a day to more than one year. In a standard “swap” transaction, two parties agree to exchange the return (or differentials in rates of return) earned or realized on a particular pre-determined investment or instrument. The gross return to be exchanged or “swapped” between the parties is calculated with respect to a “notional amount,” e.g., the return on or change in value of a particular dollar amount invested in a “basket” of securities or an ETF representing a particular index or group of securities.
Most swap agreements entered into by a Fund calculate and settle the obligations of the parties to the agreement on a “net basis”
with a single payment. Consequently, a Fund’s current obligations (or rights) under a swap agreement will generally be equal only to the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the “net amount”).
When investing in swap agreements, the Funds may hold or gain exposure to only a representative sample of the securities in an index, or to a component of the index.
On a typical long swap, the counterparty will generally agree to pay the Fund the amount, if any, by which the notional amount of the swap agreement would have increased in value had it been invested in the particular underlying assets (e.g., an ETF, or securi-
ties comprising an index), plus any dividends or interest that would have been received on those assets. The Fund will agree to pay to the counterparty a floating rate of interest on the notional amount of the swap agreement plus the amount, if any, by which the notional amount would have decreased in value had it been invested in such assets plus, in certain circumstances, commissions or trading spreads on the notional amount. Therefore, the return to the Fund on a long swap should be the gain or loss on the notional amount plus dividends or interest on the assets less the interest paid by the Fund on the notional amount. As a trading technique, the Advisor may substitute physical securities with a swap agreement having investment characteristics substantially similar to the underlying securities.
Some Funds may also enter into swap agreements that provide the opposite return of their index or a security. These swaps are similar to the long swaps disclosed above except that the counterparty pays interest to each Fund on the notional amount out-
standing and that dividends or interest on the underlying instruments reduce the value of the swap. In addition, in certain in-
stances, each Fund will agree to pay to the counterparty commissions or trading spreads on the notional amount. These amounts are netted with any unrealized gain or loss to determine the value of the swap.
A Fund’s current obligations under most swap agreements (total return swaps, equity/index swaps, interest rate swaps) will be accrued daily (offset against any amounts owed to the Fund) and any accrued but unpaid net amounts owed to a swap counter-
party will be covered by segregating or earmarking cash and/or securities determined to be liquid, but typically no payments will be made until the settlement date. Interest income related to segregated cash is reflected on the  Statements of Operations as
“Interest.”
A Fund will not enter into uncleared swap agreements (i.e., not cleared by a central counterparty) unless the Advisor believes that the counterparty to the transaction is creditworthy. The counterparty to an uncleared swap agreement will typically be a major global financial institution. A Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. If such a default occurs, a Fund will have contractual reme-
dies pursuant to the swap agreements, but such remedies may be subject to bankruptcy and insolvency laws that could affect the
Fund’s rights as a creditor.
In the normal course of business, a Fund enters into International Swaps and Derivatives Association (“ISDA”) agreements with certain counterparties for derivative transactions. These agreements contain, among other conditions, events of default and ter-
mination events, and various covenants and representations. Certain of the Fund’s ISDA agreements contain provisions that re-
quire the Fund to maintain a pre-determined level of net assets, and/or provide limits regarding the decline of the Fund’s NAV over specific periods of time, which may or may not be exclusive of redemptions. If the Fund were to trigger such provisions and have open derivative positions at that time, counterparties to the ISDA agreements could elect to terminate such ISDA agreements and request immediate payment in an amount equal to the net liability positions, if any, under the relevant ISDA agreement. Pursuant to the terms of its ISDA agreements, the Fund will have already collateralized its liability under such agreements, in some cases only in excess of certain threshold amounts. The Funds seek to mitigate risks by generally requiring that the counterparties for each Fund agree to post collateral for the benefit of the Fund, marked to market daily, in an amount approximately equal to what the counterparty owes the Fund, subject to certain minimum thresholds, although the Funds may not always be successful. To the

264 :: NOVEMBER 30, 2025 (UNAUDITED) :: NOTES TO FINANCIAL STATEMENTS
PROSHARES TRUST
extent any such collateral is insufficient or there are delays in accessing the collateral, the Funds will be exposed to risks, includ-
ing possible delays in recovering amounts as a result of bankruptcy proceedings.
The use of swaps is a highly specialized activity which involves investment techniques and risks in addition to, and in some cases different from, those associated with ordinary portfolio securities transactions. The primary risks associated with the use of swap agreements are mispricing or improper valuation, imperfect correlation between movements in the notional amount and the price of the underlying investments, and the inability of counterparties or clearing organizations to perform. A Fund may use a combination of swaps on an underlying index and swaps on an ETF that is designed to track the performance of that index, or it may solely use swaps on an ETF to achieve its desired investment exposure. The performance of an ETF may not track the performance of its underlying index due to embedded costs and other factors. Thus, to the extent a Fund invests in swaps that use an ETF as the reference asset, that Fund may be subject to greater correlation risk and may not achieve as high a degree of correlation with its index as it would if the Fund used only swaps on the underlying index. The Advisor, under supervision from the Board, is responsible for determining and monitoring the liquidity of the Funds’ transactions in swap agreements.
All of the outstanding swap agreements held by the Funds on November 30, 2025 contractually terminate within 24 months but may be terminated without penalty by either party daily. Upon termination, the Fund is entitled to receive or pay the “unrealized appreciation or depreciation” amount existing at the date of termination.
The Financial Accounting Standards Board, pursuant to Accounting Standards Codification 815-10 (“ASC 815-10”), requires com-
panies (including the Trust) to disclose information intended to enable financial statement users to understand how derivative instruments affect the Statements of Assets and Liabilities as well as the effect of derivative instruments on the Statements of
Operations during the reporting period, in the context of each entity’s risk exposure. ASC 815-10 provides examples of risk expo-
sure, including interest rate, foreign exchange, equity and credit.
As the Funds' investment objective is to provide investment results, before fees and expenses, that correspond to the return or inverse return of its underlying index on a daily basis, the derivatives utilized are aligned to the same primary risk. The primary risk exposure for those Funds benchmarked to an equity index is equity risk, for Funds benchmarked to a fixed-income index the primary risk is interest rate risk and for the foreign currency contracts held by ProShares Merger ETF and for the currency futures contracts held by ProShares Hedge Replication ETF, the primary risk is foreign currency risk. The primary risk for Pro-
Shares K-1 Free Crude Oil ETF is commodity market risk.
The following tables indicate the location of derivative-related items on the Statements of Assets and Liabilities as well as the effect of derivative instruments on the Statements of Operations during the reporting period.
Fair Value of Derivative Instruments as of November 30, 2025
A
                      Asset Derivatives                                                                                 Liabilities Derivatives
A
Derivatives
not accounted
for as hedging
instruments under
ASC 815
A
Statements of
Assets and
Liabilities
Location
A
Fund
A
Unrealized
Appreciation*
A
Statements of
Assets and
Liabilities
Location
A
Fund
A
Unrealized
Depreciation*
A
Commodity
futures, Equity and
Bond index futures
contracts/ Non-
exchange traded
swap agreements/
Forward foreign
currency contracts
Receivable for
variation margin on
Futures contracts*;
Unrealized
appreciation on
non-exchange
traded swap
agreements and
forward foreign
currency contracts
Payable for
variation margin on
Futures contracts*;
Unrealized
depreciation on
non-exchange
traded swap
agreements and
forward foreign
currency contracts
Decline of the Retail Store ETF
Decline of the Retail Store
ETF
$ —
Decline of the Retail Store
ETF $ 270,995
Hedge Replication ETF
Hedge Replication ETF
534,298
Hedge Replication ETF 29,369
High Yield-Interest Rate Hedged
High Yield-Interest Rate
Hedged
—
High Yield-Interest Rate
Hedged 340,356
Inflation Expectations ETF
Inflation Expectations ETF
233,354
Inflation Expectations ETF 482,442
Investment Grade-Interest Rate Hedged
Investment Grade-Interest
Rate Hedged
—
Investment Grade-Interest
Rate Hedged 1,717,368
K-1 Free Crude Oil ETF
K-1 Free Crude Oil ETF
—
K-1 Free Crude Oil ETF 2,631,660
Large Cap Core Plus
Large Cap Core Plus
11,251,749
Large Cap Core Plus 2,598,049
Long Online/Short Stores ETF
Long Online/Short Stores
ETF
343,183
Long Online/Short Stores
ETF 460,954
Merger ETF
Merger ETF
339,232
Merger ETF 6,544

NOTES TO FINANCIAL STATEMENTS :: NOVEMBER 30, 2025 (UNAUDITED) :: 265
PROSHARES TRUST
Fair Value of Derivative Instruments as of November 30, 2025
A
                      Asset Derivatives                                                                                 Liabilities Derivatives
A
Derivatives
not accounted
for as hedging
instruments under
ASC 815
A
Statements of
Assets and
Liabilities
Location
A
Fund
A
Unrealized
Appreciation*
A
Statements of
Assets and
Liabilities
Location
A
Fund
A
Unrealized
Depreciation*
A
Commodity
futures, Equity and
Bond index futures
contracts/ Non-
exchange traded
swap agreements/
Forward foreign
currency contracts
Receivable for
variation margin on
Futures contracts*;
Unrealized
appreciation on
non-exchange
traded swap
agreements and
forward foreign
currency contracts
Payable for
variation margin on
Futures contracts*;
Unrealized
depreciation on
non-exchange
traded swap
agreements and
forward foreign
currency contracts
Nasdaq-100 Dynamic Buffer ETF
Nasdaq-100 Dynamic
Buffer ETF
—
Nasdaq-100 Dynamic
Buffer ETF 324,212
Nasdaq-100 High Income ETF
Nasdaq-100 High Income
ETF
360,303
Nasdaq-100 High Income
ETF 2,032,874
Russell 2000 Dynamic Buffer ETF
Russell 2000 Dynamic
Buffer ETF
4,435
Russell 2000 Dynamic
Buffer ETF 311,694
Russell 2000 High Income ETF
Russell 2000 High Income
ETF
146,366
Russell 2000 High Income
ETF 1,070,991
S&P 500® Dynamic Buffer ETF
S&P 500
®
Dynamic Buffer
ETF
10,676
S&P 500
®
Dynamic Buffer
ETF 452,705
S&P 500® High Income ETF
S&P 500
®
High Income
ETF
800,718
S&P 500
®
High Income
ETF 29,172,916
* Includes cumulative appreciation (depreciation) of futures contracts as reported in the Schedule of Portfolio Investments. For these securities, only the variation margin is reported within the asset and liability sections of the Statements of Assets and Liabilities.
The Effect of Derivative Instruments on the Statements of Operations for the Period Ended November 30, 2025
A
Derivatives
not accounted
for as hedging
instruments under
ASC 815
A
Location of Gain or (Loss) on
Derivatives on the Statements of
Operations
A
Fund
A
Realized Gain
or (Loss) on
Derivatives
A
Change in
Unrealized
Appreciation or
(Depreciation) on
Derivatives
A
Commodity futures,
Equity and Bond
index futures
contracts/ Non-
exchange traded
swap agreements/
Forward foreign
currency contracts
Net realized gain (loss) on Expiration
or closing of: futures contracts, non-
exchange traded swap agreements
and Settlement of forward foreign
currency contracts; Change in net
unrealized appreciation (depreciation)
on: Futures contracts, Non-exchange
traded swap agreements and Forward
foreign currency contracts
Decline of the Retail Store ETF
Decline of the Retail Store ETF $ — $ (150,763)
Hedge Replication ETF
Hedge Replication ETF 428,918 89,294
High Yield-Interest Rate Hedged
High Yield-Interest Rate Hedged (1,505,065) (144,378)
Inflation Expectations ETF
Inflation Expectations ETF (445,558) (168,088)
Investment Grade-Interest Rate Hedged
Investment Grade-Interest Rate Hedged (7,964,615) (1,302,909)
K-1 Free Crude Oil ETF
K-1 Free Crude Oil ETF 64,670 538,140
Large Cap Core Plus
Large Cap Core Plus 8,445,992 7,502,035
Long Online/Short Stores ETF
Long Online/Short Stores ETF — 42,600
Merger ETF
Merger ETF (44,787) 427,482
Nasdaq-100 Dynamic Buffer ETF
Nasdaq-100 Dynamic Buffer ETF
(a)
42,736 (324,212)
Nasdaq-100 High Income ETF
Nasdaq-100 High Income ETF (1,953,090) 2,506,217
Russell 2000 Dynamic Buffer ETF
Russell 2000 Dynamic Buffer ETF
(a)
34,314 (307,259)
Russell 2000 High Income ETF
Russell 2000 High Income ETF 532,861 (235,967)
S&P 500® Dynamic Buffer ETF
S&P 500
®
Dynamic Buffer ETF
(a)
44,871 (442,029)

266 :: NOVEMBER 30, 2025 (UNAUDITED) :: NOTES TO FINANCIAL STATEMENTS
PROSHARES TRUST
Taxes and Distributions
Each of the Funds intends to qualify or continue to qualify as a regulated investment company and distribute substantially all of its net investment income and capital gains to shareholders. Accordingly, no provision for Federal income taxes is required in the financial statements.
As of November 30, 2025, management of the Funds has reviewed all open tax years and major jurisdictions (the last four tax year ends including the interim tax periods since then, as applicable) and concluded that there is no tax liability resulting from un-
recognized tax benefits relating to uncertain income tax positions taken or expected to be taken in future tax returns. The Funds are also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next 12 months.
Distributions to shareholders from net investment income and net capital gain, if any, are declared and paid at least annually. The amount of distributions from net investment income and net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are either considered temporary or permanent in na-
ture. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales, straddles, 1256 mark-to-market, partnerships, passive foreign investment companies mark-to-market, constructive sales adjustments and qualified late-year loss deferrals) do not require a reclassification. Under current law, each Fund is permitted to treat on its tax return as dividends paid the portion of redemption proceeds paid to redeeming shareholders that represents the redeeming shareholders' portion of the Fund's accumu-
lated earnings and profits. This practice, called tax “equalization,” reduces the amount of income and/or gains that the Funds are required to distribute as dividends to non-redeeming shareholders. While subject to management’s discretion, any available tax equalization is typically applied first to short term capital gains, next to long term capital gains and then to ordinary income. To the extent distributions exceed net investment income and net realized capital gains for tax purposes, they are reported as a tax return of capital.
The Funds’ tax year end is October 31st and the tax character of current year distributions and current components of accumu-
lated earnings (deficit) will be determined at the end of the current tax year. The wholly-owned subsidiary of ProShares K-1 Free
Crude Oil ETF organized under the laws of the Cayman Islands has a October 31st tax year-end.
The tax character of distributions paid for the most recent tax years ended October 31, 2025 and October 31, 2024, were as follows:
The Effect of Derivative Instruments on the Statements of Operations for the Period Ended November 30, 2025
A
Derivatives
not accounted
for as hedging
instruments under
ASC 815
A
Location of Gain or (Loss) on
Derivatives on the Statements of
Operations
A
Fund
A
Realized Gain
or (Loss) on
Derivatives
A
Change in
Unrealized
Appreciation or
(Depreciation) on
Derivatives
A
Commodity futures,
Equity and Bond
index futures
contracts/ Non-
exchange traded
swap agreements/
Forward foreign
currency contracts
Net realized gain (loss) on Expiration
or closing of: futures contracts, non-
exchange traded swap agreements
and Settlement of forward foreign
currency contracts; Change in net
unrealized appreciation (depreciation)
on: Futures contracts, Non-exchange
traded swap agreements and Forward
foreign currency contracts
S&P 500® High Income ETF
S&P 500
®
High Income ETF $ 78,581 $ (5,539,496)
(a) Commencement of investment operations from June 24, 2025 through November 30, 2025.
Year Ended October 31, 2025
A
Year Ended October 31, 2024
A
Fund
A
Distributions
paid from
ordinary
income
A
Distributions
paid from
net long-
term capital
gains
A
Tax
return of
capital
A
Total
Distributions
A
Distributions
paid from
ordinary
income
A
Distributions
paid from
net long-
term capital
gains
A
Tax
return of
capital
A
Total
Distributions
A
Decline of the Retail
Store ETF
........
$ 152,296 $ — $ — $ 152,296 $ 303,261 $ — $ — $ 303,261
DJ Brookfield Global
Infrastructure ETF
..
5,973,054 — — 5,973,054 5,161,363 — — 5,161,363

NOTES TO FINANCIAL STATEMENTS :: NOVEMBER 30, 2025 (UNAUDITED) :: 267
PROSHARES TRUST
Year Ended October 31, 2025
A
Year Ended October 31, 2024
A
Fund
A
Distributions
paid from
ordinary
income
A
Distributions
paid from
net long-
term capital
gains
A
Tax
return of
capital
A
Total
Distributions
A
Distributions
paid from
ordinary
income
A
Distributions
paid from
net long-
term capital
gains
A
Tax
return of
capital
A
Total
Distributions
A
Equities for Rising Rates
ETF
.............
$ 217,174 $ — $ — $ 217,174 $ 455,919 $ — $ — $ 455,919
Global Listed Private
Equity ETF
........
1,500,386 — — 1,500,386 1,345,406 — — 1,345,406
Hedge Replication ETF
729,456 — — 729,456 1,047,344 — — 1,047,344
High Yield-Interest Rate
Hedged
..........
11,368,900 — — 11,368,900 8,866,998 — — 8,866,998
Inflation Expectations
ETF
.............
937,151 — — 937,151 1,229,524 — — 1,229,524
Investment Grade-
Interest Rate Hedged
13,538,579 — — 13,538,579 14,419,957 — — 14,419,957
K-1 Free Crude Oil ETF
2,347,609 — 1,241,998 3,589,607 4,696,104 — — 4,696,104
Large Cap Core Plus
..
5,229,867 — — 5,229,867 5,034,124 — — 5,034,124
Long Online/Short Stores
ETF
.............
38,639 — — 38,639 54,966 — — 54,966
Merger ETF
.........
402,711 — — 402,711 215,453 — — 215,453
Metaverse ETF
......
40,155 — — 40,155 34,842 — — 34,842
MSCI EAFE Dividend
Growers ETF
......
1,671,629 — — 1,671,629 1,890,432 — — 1,890,432
MSCI Emerging Markets
Dividend Growers ETF
172,256 — — 172,256 336,971 — — 336,971
MSCI Europe Dividend
Growers ETF
......
136,817 — — 136,817 135,596 — — 135,596
MSCI Transformational
Changes ETF
......
84,744 — — 84,744 53,824 — — 53,824
Nanotechnology ETF
..
9,837 — — 9,837 6,046 — 33 6,079
Nasdaq-100 Dorsey
Wright Momentum ETF
12,149 — — 12,149 11,568 — — 11,568
Nasdaq-100 Dynamic
Buffer ETF
........
2,273 — — 2,273 — — — —
Nasdaq-100 High
Income ETF
.......
1,556,992 515,736 12,382,858 14,455,586 669,750 107,087 2,121,361 2,898,198
On-Demand ETF
.....
— — — — 4,786 — — 4,786
Online Retail ETF
....
199,933 — — 199,933 228,129 — — 228,129
Pet Care ETF
.......
522,784 — — 522,784 354,929 — — 354,929
Russell 2000 Dividend
Growers ETF
......
17,723,046 — — 17,723,046 22,043,056 — — 22,043,056
Russell 2000 Dynamic
Buffer ETF
........
10,046 — — 10,046 — — — —
Russell 2000 High
Income ETF
.......
3,152,429 122,562 4,159,921 7,434,912 — — — —
Russell U.S. Dividend
Growers ETF
......
129,245 — — 129,245 211,431 — — 211,431
S&P 500
®
Dividend
Aristocrats ETF
....
246,274,897 — — 246,274,897 255,942,529 — — 255,942,529
S&P 500
®
Dynamic
Buffer ETF
........
14,468 — — 14,468 — — — —
S&P 500
®
Ex-Energy ETF
714,933 — — 714,933 615,463 — — 615,463
S&P 500
®
Ex-Financials
ETF
.............
672,523 — — 672,523 707,538 — — 707,538
S&P 500
®
Ex-Health Care
ETF
.............
316,743 — — 316,743 271,304 — — 271,304
S&P 500
®
Ex-Technology
ETF
.............
2,709,267 — — 2,709,267 848,287 — — 848,287
S&P 500
®
High Income
ETF
.............
14,229,895 2,351,789 56,103,516 72,685,200 12,097,329 — — 12,097,329
S&P Global Core Battery
Metals ETF
.......
51,886 — — 51,886 43,090 — — 43,090
S&P Kensho Cleantech
ETF
.............
10,822 — — 10,822 21,936 — — 21,936
S&P Kensho Smart
Factories ETF
......
1,983 — 846 2,829 2,716 — 305 3,021
S&P MidCap 400
®
Dividend Aristocrats
ETF
.............
39,805,989 — — 39,805,989 38,302,962 — — 38,302,962

268 :: NOVEMBER 30, 2025 (UNAUDITED) :: NOTES TO FINANCIAL STATEMENTS
PROSHARES TRUST
At October 31, 2025 (the Funds’ most recent tax year end), the components of accumulated earnings (deficit) on a tax basis were as follows:
Year Ended October 31, 2025
A
Year Ended October 31, 2024
A
Fund
A
Distributions
paid from
ordinary
income
A
Distributions
paid from
net long-
term capital
gains
A
Tax
return of
capital
A
Total
Distributions
A
Distributions
paid from
ordinary
income
A
Distributions
paid from
net long-
term capital
gains
A
Tax
return of
capital
A
Total
Distributions
A
S&P Technology
Dividend Aristocrats
ETF
.............
$ 2,784,699 $ — $ — $ 2,784,699 $ 3,327,099 $ — $ — $ 3,327,099
Smart Materials ETF
..
22,910 — 335 23,245 21,754 — — 21,754
Supply Chain Logistics
ETF
.............
49,750 — — 49,750 53,248 — — 53,248
Fund
A
Undistributed
Ordinary
Income
A
Undistributed
Long-Term
Capital Gain
A
Accumulated
Capital and
Other Losses
A
Unrealized
Appreciation/
(Depreciation)
A
Big Data Refiners ETF
..............
$ — $ — $ (26,101) $ 487,092
Decline of the Retail Store ETF
.......
12,450 — (32,814,328) (200,479)
DJ Brookfield Global Infrastructure ETF
.
— — (8,939,519) 1,081,744
Equities for Rising Rates ETF
........
4,021 — (9,360,780) 621,083
Global Listed Private Equity ETF
......
340,454 — (6,180,895) (1,806,102)
Hedge Replication ETF
.............
81,671 — (988,925) 2,250,346
High Yield-Interest Rate Hedged
......
980,663 — (39,956,697) 2,053,092
Inflation Expectations ETF
...........
95,309 — (6,814,335) (524,817)
Investment Grade-Interest Rate Hedged 1,121,715 — (37,728,962) 6,666,512
K-1 Free Crude Oil ETF
.............
— — — (60,678)
Large Cap Core Plus
...............
502,031 — — 127,774,757
Long Online/Short Stores ETF
........
5,836 — (66,002,201) 1,200,278
Merger ETF
......................
659,081 — — 291,960
Metaverse ETF
...................
— — (530,687) 1,581,358
MSCI EAFE Dividend Growers ETF
....
703,734 — (11,340,106) 6,596,403
MSCI Emerging Markets Dividend
Growers ETF
...................
43,517 — (6,470,997) 92,249
MSCI Europe Dividend Growers ETF
...
20,168 — (1,799,878) 444,919
MSCI Transformational Changes ETF
..
11,394 — (6,751,448) 1,806,821
Nanotechnology ETF
...............
1,982 — (259,431) 853,022
Nasdaq-100 Dorsey Wright Momentum
ETF
..........................
— — (6,106,307) 2,683,173
Nasdaq-100 Dynamic Buffer ETF
.....
2,393 — — (287,760)
Nasdaq-100 High Income ETF
........
— — — 43,840,206
On-Demand ETF
..................
— — (683,720) 836,770
Online Retail ETF
.................
71,989 — (354,708,465) 11,209,054
Pet Care ETF
....................
15,320 — (80,601,877) (5,094,342)
Russell 2000 Dividend Growers ETF
...
1,005,751 — (88,386,349) 25,984,321
Russell 2000 Dynamic Buffer ETF
.....
11,980 — — (475,730)
Russell 2000 High Income ETF
.......
— — — 2,032,104
Russell U.S. Dividend Growers ETF
....
10,383 — (870,433) (298,325)
S&P 500
®
Dividend Aristocrats ETF
....
23,509,392 — (354,061,189) 1,201,431,317
S&P 500
®
Dynamic Buffer ETF
........
3,683 — — (328,739)
S&P 500
®
Ex-Energy ETF
...........
63,664 — (952,419) 26,235,896
S&P 500
®
Ex-Financials ETF
.........
48,088 — (91,301) 21,819,721
S&P 500
®
Ex-Health Care ETF
........
26,758 — (172,068) 11,300,566
S&P 500
®
Ex-Technology ETF
........
252,725 — (1,399,405) 16,442,615
S&P 500
®
High Income ETF
..........
— — — 110,384,904
S&P Global Core Battery Metals ETF
...
39,095 — (764,461) 905,508
S&P Kensho Cleantech ETF
.........
97,428 — (4,204,882) 911,849
S&P Kensho Smart Factories ETF
.....
— — (487,938) 369,934
S&P MidCap 400
®
Dividend Aristocrats
ETF
..........................
2,938,882 — (11,715,840) 116,360,110
S&P Technology Dividend Aristocrats
ETF
..........................
143,462 — — 49,869,949
Smart Materials ETF
...............
— — (425,117) (13,943)
Supply Chain Logistics ETF
..........
10,571 — (173,810) 27,399

NOTES TO FINANCIAL STATEMENTS :: NOVEMBER 30, 2025 (UNAUDITED) :: 269
PROSHARES TRUST
Temporary differences are generally due to differing book and tax treatments for the timing of the recognition of gains and losses on certain investment transactions and the timing and the deductibility of certain expenses. Permanent differences, primarily due to gain (loss) on in-kind redemptions, reclassification on sale of derivatives, investments in subsidiary units, equalization and nondeductible expenses, resulted in reclassifications as of October 31, 2025 (the Funds’ most recent tax year end), among the
Funds’ components of net assets.
As of October 31, 2025 (the Funds’ most recent tax year end), the Funds had capital loss carry forwards (“CLCFs”) available to offset future realized gains, if any, to the extent provided for by regulations and to thereby reduce the amount of future taxable capital gain distributions. Under current tax law, CLCFs retain their character as either short-term or long-term capital losses, and are not subject to expiration.
At October 31, 2025 (the Funds’ most recent tax year end), the following Funds had available CLCFs:
At October 31, 2025 (the Funds’ most recent tax year end), the following Funds utilized CLCFs and/or elected to defer late-year ordinary losses to November 1, 2025:
No Expiration Date
A
Decline of the Retail Store ETF
...................................................................
$ 32,814,328
DJ Brookfield Global Infrastructure ETF
.............................................................
8,939,519
Equities for Rising Rates ETF
....................................................................
9,360,780
Global Listed Private Equity ETF
..................................................................
6,180,895
Hedge Replication ETF
.........................................................................
988,925
High Yield-Interest Rate Hedged
..................................................................
39,956,697
Inflation Expectations ETF
.......................................................................
6,814,335
Investment Grade-Interest Rate Hedged
............................................................
37,728,962
Long Online/Short Stores ETF
....................................................................
66,002,201
Metaverse ETF
...............................................................................
530,687
MSCI EAFE Dividend Growers ETF
................................................................
11,340,106
MSCI Emerging Markets Dividend Growers ETF
......................................................
6,470,997
MSCI Europe Dividend Growers ETF
...............................................................
1,799,878
MSCI Transformational Changes ETF
..............................................................
6,751,448
Nanotechnology ETF
...........................................................................
259,431
Nasdaq-100 Dorsey Wright Momentum ETF
.........................................................
6,106,307
On-Demand ETF
..............................................................................
678,895
Online Retail ETF
.............................................................................
354,708,465
Pet Care ETF
................................................................................
80,601,877
Russell 2000 Dividend Growers ETF
...............................................................
88,386,349
Russell U.S. Dividend Growers ETF
................................................................
870,433
S&P 500
®
Dividend Aristocrats ETF
................................................................
354,061,189
S&P 500
®
Ex-Energy ETF
.......................................................................
952,419
S&P 500
®
Ex-Financials ETF
.....................................................................
91,301
S&P 500
®
Ex-Health Care ETF
....................................................................
172,068
S&P 500
®
Ex-Technology ETF
....................................................................
1,399,405
S&P Global Core Battery Metals ETF
...............................................................
764,461
S&P Kensho Cleantech ETF
.....................................................................
4,204,882
S&P Kensho Smart Factories ETF
.................................................................
487,938
S&P MidCap 400
®
Dividend Aristocrats ETF
.........................................................
11,715,840
Smart Materials ETF
...........................................................................
425,117
Supply Chain Logistics ETF
......................................................................
173,810
Fund
A
Capital Loss
Utilized
A
Ordinary Late Year
Loss Deferrals
A
Big Data Refiners ETF
.............................................................
$ 780,366 $ 26,101
DJ Brookfield Global Infrastructure ETF
................................................
218,859 —
Equities for Rising Rates ETF
.......................................................
40,672 —
Hedge Replication ETF
............................................................
116,852 —
Metaverse ETF
..................................................................
469,410 —
MSCI EAFE Dividend Growers ETF
...................................................
431,623 —
MSCI Europe Dividend Growers ETF
..................................................
41,171 —
MSCI Transformational Changes ETF
.................................................
176,936 —
Nanotechnology ETF
..............................................................
94,075 —
On-Demand ETF
.................................................................
23,544 4,825
Online Retail ETF
................................................................
386,688 —
Russell 2000 Dividend Growers ETF
..................................................
6,529,661 —
Russell U.S. Dividend Growers ETF
...................................................
14,686 —
S&P 500
®
Dividend Aristocrats ETF
...................................................
60,771,320 —

270 :: NOVEMBER 30, 2025 (UNAUDITED) :: NOTES TO FINANCIAL STATEMENTS
PROSHARES TRUST
3. Investment Transactions, Income and Expense Allocations
Throughout the reporting period, investment transactions are generally accounted for no later than one business day following the trade date. For financial reporting purposes, investment transactions on the last business day of the reporting period are accounted for on the trade date.
Interest income is recognized on an accrual basis and includes, where applicable, the amortization of premium or discount. Div-
idend income is recorded on the ex-dividend date except for certain foreign dividends that may be recorded as soon as such in-
formation becomes available. Non-cash dividend income received in the form of securities in-lieu of cash are recorded at the fair value of the securities received. Gains or losses realized on sales of securities are determined using the specific identification method by comparing the identified cost of the security lot sold with the net sales proceeds.
Expenses directly attributable to a Fund are charged to that Fund, while expenses which are attributable to more than one Fund or jointly with an affiliate, are allocated among the respective Funds and/or affiliates based upon relative net assets or another reasonable basis.
4. Advisory and Management Service Fees and Transactions with Affiliates
The Advisor serves as the investment adviser to each Fund subject to an expense limitation, as outlined in the table below (the
“Capped Funds”), pursuant to an Investment Advisory Agreement. For its investment advisory services, each Capped Fund pays the Advisor a monthly fee, accrued daily at an annualized rate based on its average daily net assets. Pursuant to a separate Man-
agement Services Agreement, the Advisor performs certain administrative services on behalf of the Capped Funds, such as nego-
tiating, coordinating and implementing the Trust’s contractual obligations with the Funds’ service providers; monitoring, over-
seeing and reviewing the performance of such service providers to ensure adherence to applicable contractual obligations; and
preparing or coordinating reports and presentations to the Board of Trustees with respect to such service providers. For these and other services, each Capped Fund pays the Advisor monthly management services fees, accrued daily at an annualized rate based on its average daily net assets.
The Advisor has contractually agreed to waive advisory and management services fees, and if necessary, reimburse certain other expenses, in order to limit the annual operating expenses of each Capped Fund. These expense limitations remain in effect until the dates specified in the table below, after which they may be terminated or revised.
For the period ended November 30, 2025, advisory and management services fees, waivers, reimbursements, and expense limita-
tions were as follows:
For each Fund, amounts waived or reimbursed by the Advisor may be recouped by the Advisor within five years of the end of the applicable contractual period to the extent that such recoupments would not cause a Fund’s annualized operating expenses to exceed the lesser of (1) the expense limitation in effect at the time of waiver, and (2) the expense limitation in effect at the time of recoupment. Any amounts recouped by the Advisor during the period are reflected in the Statements of Operations as “Recoup-
Fund
A
Capital Loss
Utilized
A
Ordinary Late Year
Loss Deferrals
A
S&P Global Core Battery Metals ETF
..................................................
$ 89,399 $ —
S&P Kensho Smart Factories ETF
....................................................
59,241 —
S&P Technology Dividend Aristocrats ETF
..............................................
5,588,009 —
Supply Chain Logistics ETF
.........................................................
3,683 —
Fund
A
Investment
Advisory
Fee Rate
A
Management
Services Fee
Rate
A
Advisory Fees
Waived
A
Management
Services Fees
Waived
A
Expense
Reimbursements
A
Expense
Limitation
A
Expense Limitation
Effective Through
A
Global Listed Private Equity
ETF
..................
0.50% 0.10% $ 34,722 $ 6,944 $ 36,816 0.60 % September 30, 2026
Hedge Replication ETF *
....
0.75 0.10 91,449 12,193 16,431 0.95 September 30, 2026
Inflation Expectations ETF
..
0.55 0.10 62,403 11,346 18,116 0.30 September 30, 2026
Merger ETF *
.............
0.75 0.10 45,007 6,001 27,772 0.75 September 30, 2026
* In addition to the expense limitations disclosed above, the Advisor has entered into an Advisory Fee Waiver Agreement for each Fund that reduces the annualized advisory fee rate subject to the following breakpoints: 0.75% of the first $4.0 billion of average daily net assets of the
Fund, 0.70% of the next $1.5 billion, 0.65% of the next $1.5 billion, 0.60% of the next $1.5 billion and 0.55% of average daily net assets of the
Fund over $8.5 billion. To the extent that a Fund achieves an asset breakpoint, the Advisor will waive fees in order to match the corresponding reduction in the tiered advisory fee limit. Any such waivers are reflected as a component of “Expenses waived and/or reimbursed by Advisor” on the Statements of Operations, and are not subject to subsequent recoupment by the Advisor.

NOTES TO FINANCIAL STATEMENTS :: NOVEMBER 30, 2025 (UNAUDITED) :: 271
PROSHARES TRUST
ment of prior expenses waived and/or reimbursed by Advisor." As of November 30, 2025, no commitment or contingent liability is expected. The amounts eligible for recoupment and the date of expiration are as follows:
The Advisor also serves as the investment adviser to each Fund not subject to an expense limitation as outlined below (the “Uni-
tary Fee Funds”) pursuant to an Investment Advisory and Management Agreement. The Unitary Fee Funds pay the Advisor a
monthly fee, accrued daily at an annualized rate based on average daily net assets for investment advisory and management services. The Advisor is responsible for substantially all expenses of the Unitary Fee Funds except, generally, interest expenses, taxes, brokerage and other transaction costs, legal expenses fees and expenses related to securities lending, compensation and expenses of the Independent Trustees, compensation and expenses of the counsel to the Independent Trustees, compensation and expenses of the Trust’s chief compliance officer and his or her staff, legal fees and expenses in connection with litigation, future distribution fees or expenses (if any), and extraordinary expenses.
The Unitary Fee Funds and their respective unitary fees are as follows:
Expires September 30,
Fund 2026 2027 2028 2029 2030 2031
Total Amount
Eligible for
Recoupment
Global Listed Private Equity ETF
...
$ 149,156 $ 150,756 $ 151,194 $ 158,553 $ 155,732 $ 26,460 $ 791,851
Hedge Replication ETF
..........
347,389 428,312 466,047 287,729 326,349 21,802 1,877,628
Inflation Expectations ETF
........
209,329 326,793 279,450 190,547 184,455 28,643 1,219,217
Merger ETF
...................
181,794 260,386 155,469 154,410 155,571 26,427 934,057
Fund
A
Unitary Fee
A
Big Data Refiners ETF
..........................................................................
0.58%
Decline of the Retail Store ETF
....................................................................
0.65
DJ Brookfield Global Infrastructure ETF
.............................................................
0.45
Equities for Rising Rates ETF
.....................................................................
0.35
High Yield-Interest Rate Hedged
..................................................................
0.50
Investment Grade-Interest Rate Hedged
.............................................................
0.30
K-1 Free Crude Oil ETF
.........................................................................
0.65
Large Cap Core Plus
...........................................................................
0.45
Long Online/Short Stores ETF
....................................................................
0.65
Metaverse ETF
................................................................................
0.58
MSCI EAFE Dividend Growers ETF
.................................................................
0.50
MSCI Emerging Markets Dividend Growers ETF
.......................................................
0.60
MSCI Europe Dividend Growers ETF
...............................................................
0.55
MSCI Transformational Changes ETF
...............................................................
0.45
Nanotechnology ETF
...........................................................................
0.58
Nasdaq-100 Dorsey Wright Momentum ETF
..........................................................
0.58
Nasdaq-100 Dynamic Buffer ETF
..................................................................
0.58
Nasdaq-100 High Income ETF
....................................................................
0.55
On-Demand ETF
..............................................................................
0.58
Online Retail ETF
..............................................................................
0.58
Pet Care ETF
.................................................................................
0.50
Russell 2000 Dividend Growers ETF
................................................................
0.40
Russell 2000 Dynamic Buffer ETF
..................................................................
0.58
Russell 2000 High Income ETF
....................................................................
0.55
Russell U.S. Dividend Growers ETF
................................................................
0.35
S&P 500
®
Dividend Aristocrats ETF
................................................................
0.35
S&P 500
®
Dynamic Buffer ETF
....................................................................
0.58
S&P 500
®
Ex-Energy ETF
........................................................................
0.13
S&P 500
®
Ex-Financials ETF
......................................................................
0.13
S&P 500
®
Ex-Health Care ETF
....................................................................
0.13
S&P 500
®
Ex-Technology ETF
....................................................................
0.13
S&P 500
®
High Income ETF
......................................................................
0.55
S&P Global Core Battery Metals ETF
...............................................................
0.58
S&P Kensho Cleantech ETF
......................................................................
0.58
S&P Kensho Smart Factories ETF
..................................................................
0.58
S&P MidCap 400
®
Dividend Aristocrats ETF
..........................................................
0.40
S&P Technology Dividend Aristocrats ETF
...........................................................
0.45
Smart Materials ETF
............................................................................
0.58
Supply Chain Logistics ETF
......................................................................
0.58

272 :: NOVEMBER 30, 2025 (UNAUDITED) :: NOTES TO FINANCIAL STATEMENTS
PROSHARES TRUST
The Advisor has contractually agreed to waive investment advisory and management services fees to the extent total annual op-
erating expenses before waivers and expense reimbursements, as a percentage of average daily net assets, exceed 0.09% through
September 30, 2026 for each of the following funds. For the period ended November 30, 2025, the amounts waived, which are not subject to recoupment, were as follows:
Employees of the Advisor serve in the roles of Interested Trustee, President, Chief Legal Officer and Secretary of the Trust. These
individuals receive no compensation directly from the Trust. Another employee of the Advisor serves as Chief Compliance Officer and Anti-Money Laundering Officer. This individual’s related compensation, along with the compensation of staff who administer the Funds’ compliance program, and certain other expenses are reimbursed to the Advisor by the Funds and are reflected on the
Statements of Operations as “Compliance services fees."
5. Administration Fees
JPMorgan Chase Bank, N.A. acts as the Trust’s administrator (the “Administrator”). The Administrator provides certain admin-
istrative services to the Funds, including fund accounting, fund administration and certain compliance services, pursuant to a
Fund Services Agreement. For these services, each Fund shall pay the Administrator monthly, a fee accrued daily and based on average net assets. Each Fund may also reimburse the Administrator for such out-of-pocket expenses as incurred by the Adminis-
trator in the performance of its duties. Such fees are reflected on the Statements of Operations as “Administration Fees.” Certain
employees of the Administrator are also officers of the Trust.
6. Custodian Fees
JPMorgan Chase Bank, N.A. acts as custodian for the Funds in accordance with a Custody Agreement. The custodian holds cash, securities and other assets of the Funds as required by the 1940 Act. Custodian fees are payable monthly based on assets held in custody, investment purchases and sales activity and account maintenance fees, plus reimbursement for certain out-of-pocket expenses. Such fees are reflected on the Statements of Operations as “Custodian Fees.”
7. Listing, Data and Related Fees
The Funds may incur costs relating to their initial and ongoing listing on an exchange and for the calculation and dissemination of Indicative Optimized Portfolio Values (IOPVs). Additionally, a Fund may enter into a license agreement for the right to use an
Index and the related Trade Mark(s) and to receive data related to the index from the index provider. The portion of such costs attributed to each Fund is reflected on the Statements of Operations as “Listing, Data and related fees."
8. Trustees Fees
The Trust, together with other affiliated trusts, pay each Independent Trustee an aggregate fee consisting of a $375,000 annual retainer (paid in quarterly increments) for services provided as a Board member. Prior to September 1, 2025, each Independent
Trustee was paid a $325,000 annual retainer. Such fees are allocated between the Funds and other affiliated funds. Each Fund’s share of these fees, together with reimbursable expenses of the Trustees, is reflected on the Statements of Operations as “Trust-
ees Fees and expenses."
9. Distribution and Service Plan
SEI Investments Distribution Co. serves as the Funds’ distributor. The Trust has adopted a Distribution and Service (12b-1) Plan pursuant to which each Fund may bear a 12b-1 fee not to exceed 0.25% per annum of the Fund’s average daily net assets. No 12b-1 fees are currently paid by the Funds, and there are currently no plans to impose these fees.
10. Issuance and Redemption of Fund Shares
Each Fund issues and redeems its shares only to Authorized Participants (typically broker-dealers) in exchange for the deposit or delivery of a basket of assets (securities and/or cash), in large blocks known as Creation Units, each of which is comprised of a specified number of shares.
To the extent the Funds permit the contribution of securities in exchange for the purchase of shares (contribution in-kind), shares may be issued in advance of receipt by the Fund of all or a portion of the applicable Deposit Securities.  In these circumstances,
Fund
A
Advisory Fees
Waived
A
S&P 500
®
Ex-Energy ETF
........................................................................
$ (14,649)
S&P 500
®
Ex-Financials ETF
......................................................................
(12,992)
S&P 500
®
Ex-Health Care ETF
....................................................................
(6,840)
S&P 500
®
Ex-Technology ETF
....................................................................
(45,857)

NOTES TO FINANCIAL STATEMENTS :: NOVEMBER 30, 2025 (UNAUDITED) :: 273
PROSHARES TRUST
the Fund may require the Authorized Participant to maintain with the Trust an amount up to 115% and/or 125% of the daily mark-
to-market value of the missing Deposit Securities.
Retail investors may only purchase and sell Fund shares on a national securities exchange through a broker-dealer and such transactions may be subject to customary commission rates imposed by the broker-dealer.
Authorized Participants may pay transaction fees to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units. Transaction fees related to unsettled Creation Unit transactions are included in the receivable for capital shares issued on the Statements of Assets and Liabilities. Transaction fees assessed during the period, which are included in the proceeds from shares issued on the Statements of Changes in Net Assets, were as follows:
11. Investment Transactions
For the period ended November 30, 2025, the cost of securities purchased and proceeds from sales of securities (U.S. government securities for the Inflation Expectations ETF), excluding short-term securities, derivatives and in-kind transactions, were as fol-
lows:
Six Months
Ended
November 30,
2025
A
Year Ended
May 31, 2025
A
High Yield-Interest Rate Hedged
.....................................................
$ 4,515 $ 22,505
Inflation Expectations ETF
..........................................................
— 644
Investment Grade-Interest Rate Hedged
...............................................
— 9,401
MSCI Transformational Changes ETF
.................................................
504 —
S&P Global Core Battery Metals ETF
..................................................
212 —
Fund
A
Purchases
A
Sales
A
Big Data Refiners ETF
..............................................................
$ 1,252,197 $ 1,240,496
DJ Brookfield Global Infrastructure ETF
.................................................
9,417,601 10,781,647
Equities for Rising Rates ETF
........................................................
6,489,951 6,501,286
Global Listed Private Equity ETF
......................................................
1,684,014 2,114,333
Hedge Replication ETF
.............................................................
659,060 820,542
High Yield-Interest Rate Hedged
......................................................
73,926,640 67,776,945
Investment Grade-Interest Rate Hedged
................................................
26,434,444 37,049,325
Large Cap Core Plus
...............................................................
192,968,587 149,555,939
Long Online/Short Stores ETF
........................................................
2,090,037 1,758,975
Merger ETF
......................................................................
22,470,529 19,691,630
Metaverse ETF
...................................................................
2,414,242 2,414,038
MSCI EAFE Dividend Growers ETF
....................................................
13,934,505 14,002,309
MSCI Emerging Markets Dividend Growers ETF
..........................................
2,766,185 3,466,374
MSCI Europe Dividend Growers ETF
...................................................
2,086,342 2,129,420
MSCI Transformational Changes ETF
..................................................
1,465,314 2,735,019
Nanotechnology ETF
...............................................................
1,264,385 1,262,547
Nasdaq-100 Dorsey Wright Momentum ETF
.............................................
7,496,114 7,515,084
Nasdaq-100 Dynamic Buffer ETF
.....................................................
7,861,753 3,389,430
Nasdaq-100 High Income ETF
........................................................
107,683,087 18,552,035
On-Demand ETF
..................................................................
1,603,176 881,421
Online Retail ETF
.................................................................
23,452,361 23,603,047
Pet Care ETF
....................................................................
11,387,382 11,846,770
Russell 2000 Dividend Growers ETF
...................................................
145,457,425 145,315,562
Russell 2000 Dynamic Buffer ETF
.....................................................
11,461,194 6,014,066
Russell 2000 High Income ETF
.......................................................
13,687,994 9,061,285
Russell U.S. Dividend Growers ETF
....................................................
468,092 469,416
S&P 500
®
Dividend Aristocrats ETF
....................................................
1,127,691,795 1,131,822,919
S&P 500
®
Dynamic Buffer ETF
........................................................
15,543,124 9,549,958
S&P 500
®
Ex-Energy ETF
...........................................................
1,271,129 1,337,730
S&P 500
®
Ex-Financials ETF
.........................................................
1,596,811 1,609,687
S&P 500
®
Ex-Health Care ETF
........................................................
933,039 868,449
S&P 500
®
Ex-Technology ETF
........................................................
5,277,968 4,931,931
S&P 500
®
High Income ETF
..........................................................
128,119,466 42,979,205
S&P Global Core Battery Metals ETF
...................................................
1,385,932 1,458,948
S&P Kensho Cleantech ETF
.........................................................
1,265,123 1,831,598
S&P Kensho Smart Factories ETF
.....................................................
211,165 212,428
S&P MidCap 400
®
Dividend Aristocrats ETF
.............................................
202,840,099 200,664,093
S&P Technology Dividend Aristocrats ETF
...............................................
98,075,864 22,407,696
Smart Materials ETF
...............................................................
350,264 355,857

274 :: NOVEMBER 30, 2025 (UNAUDITED) :: NOTES TO FINANCIAL STATEMENTS
PROSHARES TRUST
12. In-Kind Transactions
During the period ended November 30, 2025, certain Funds delivered portfolio securities in exchange for the redemption of shares
(redemption-in-kind). Cash and securities were transferred for redemptions at fair value. For financial reporting purposes, the
Funds recorded net realized gains and losses in connection with each transaction.
For the period ended November 30, 2025, the fair value of the securities transferred for redemptions, and the net realized gains
(losses) recorded in connection with the transactions were as follows:
In addition, during the period, certain Funds received securities in exchange for subscriptions of shares (subscriptions-in-kind).
For the period ended November 30, 2025, the fair value of the securities received for subscriptions were as follows:
Fund
A
Purchases
A
Sales
A
Supply Chain Logistics ETF
..........................................................
87,425 91,412
Fund
A
Fair Value
A
Net Realized Gains
(Losses)
A
Big Data Refiners ETF
...........................................................
$ 2,220,538 $ 740,782
DJ Brookfield Global Infrastructure ETF
..............................................
17,114,601 3,046,689
Equities for Rising Rates ETF
.....................................................
1,838,406 256,953
Global Listed Private Equity ETF
...................................................
1,061,568 235,610
High Yield-Interest Rate Hedged
...................................................
11,059,904 234,745
Investment Grade-Interest Rate Hedged
.............................................
7,709,517 165,392
Large Cap Core Plus
............................................................
60,176,124 22,706,717
Long Online/Short Stores ETF
.....................................................
2,744,769 990,108
Merger ETF
...................................................................
18,542,192 449,294
Metaverse ETF
................................................................
525,445 138,583
MSCI EAFE Dividend Growers ETF
.................................................
6,988,191 1,611,981
MSCI Emerging Markets Dividend Growers ETF
.......................................
223,013 51,257
MSCI Europe Dividend Growers ETF
................................................
520,954 112,799
Nasdaq-100 Dorsey Wright Momentum ETF
..........................................
2,263,658 433,741
Nasdaq-100 Dynamic Buffer ETF
..................................................
3,664,822 327,399
Nasdaq-100 High Income ETF
.....................................................
13,114,638 3,522,586
Online Retail ETF
..............................................................
24,136,361 8,533,355
Pet Care ETF
.................................................................
9,650,373 1,714,245
Russell 2000 Dividend Growers ETF
................................................
49,279,948 7,847,534
Russell 2000 Dynamic Buffer ETF
..................................................
5,001,042 517,112
Russell 2000 High Income ETF
....................................................
1,547,237 402,560
S&P 500
®
Dividend Aristocrats ETF
.................................................
960,678,658 277,431,575
S&P 500
®
Dynamic Buffer ETF
.....................................................
5,554,443 446,349
S&P 500
®
Ex-Energy ETF
........................................................
653,942 322,617
S&P 500
®
Ex-Financials ETF
......................................................
7,713,533 2,993,149
S&P 500
®
Ex-Health Care ETF
.....................................................
2,616,909 1,211,851
S&P 500
®
Ex-Technology ETF
.....................................................
16,023,215 4,427,234
S&P 500
®
High Income ETF
.......................................................
31,165,178 6,584,809
S&P MidCap 400
®
Dividend Aristocrats ETF
..........................................
130,943,757 31,818,966
S&P Technology Dividend Aristocrats ETF
............................................
108,497,191 31,194,971
Fund
A
Fair Value
A
Big Data Refiners ETF
...........................................................................
$ 2,218,597
DJ Brookfield Global Infrastructure ETF
..............................................................
19,080,317
Equities for Rising Rates ETF
.....................................................................
3,154,258
Global Listed Private Equity ETF
...................................................................
1,681,420
Investment Grade-Interest Rate Hedged
.............................................................
17,448,350
Merger ETF
...................................................................................
19,138,998
MSCI EAFE Dividend Growers ETF
.................................................................
1,580,724
MSCI Europe Dividend Growers ETF
................................................................
1,071,018
Nasdaq-100 High Income ETF
.....................................................................
37,054,521
On-Demand ETF
...............................................................................
3,558,065
Online Retail ETF
..............................................................................
13,221,308
Pet Care ETF
.................................................................................
1,484,422
Russell 2000 Dividend Growers ETF
................................................................
3,985,914
Russell 2000 High Income ETF
....................................................................
29,192,000
S&P 500
®
Dividend Aristocrats ETF
.................................................................
324,255,076
S&P 500
®
Dynamic Buffer ETF
.....................................................................
642,940

NOTES TO FINANCIAL STATEMENTS :: NOVEMBER 30, 2025 (UNAUDITED) :: 275
PROSHARES TRUST
13. Basis of Consolidation
The accompanying Consolidated Schedule of Portfolio Investments, Consolidated Statement of Assets and Liabilities, Consoli-
dated Statement of Operations, Consolidated Statements of Changes in Net Assets and Consolidated Financial Highlights of Pro-
Shares K-1 Free Crude Oil ETF includes the account of ProShares Cayman Crude Oil Strategy Portfolio, a wholly-owned subsidiary of ProShares K-1 Free Crude Oil ETF, which primarily invests in commodity-related instruments. The Subsidiary enables the Fund to hold these commodity-related instruments and satisfy regulated investment company tax requirements. The Fund will invest a significant portion of its total assets in its Subsidiary. As of November 30, 2025, the net assets of ProShares Cayman Crude Oil
Strategy Portfolio were 15.19% of the net assets of ProShares K-1 Free Crude Oil ETF. Intercompany accounts and transactions, if any, have been eliminated. The Subsidiary is subject to the same investment policies and restrictions that apply to ProShares K-1
Free Crude Oil ETF, except that the Subsidiary may invest without limitation in commodity-related instruments.
14. Share Splits and Reverse Share Splits
The effect of a share split transaction is to multiply the number of outstanding shares of the Fund by the split factor, with a cor-
responding decrease in the net asset value per share. The effect of the reverse share split transactions is to divide the number of outstanding shares of the Fund by the reverse split factor, with a corresponding increase in the net asset value per share. These transactions do not change the net assets of the Fund or the value of a shareholder's investment. The historical share per share data presented in the Financial Highlights have been adjusted retroactively to give effect to share splits, as reflected in the fol-
lowing table.
15. Risk
Some risks apply to all Funds, while others are specific to the investment strategy of certain Funds. Each Fund may be subject to other risks in addition to these identified risks. This section discusses certain common principal risks encountered by the Funds.
Risks Associated with the Use of Derivatives
Certain Funds may obtain investment exposure through derivatives (including investing in futures contracts, securities and indexes, forward contracts, swap agreements and similar instruments). Investing in derivatives may be considered aggressive and may expose a Fund to risks different from, or possibly greater than, the risks associated with investing directly in secu-
rities underlying the derivative, including: 1) the risk that there may be imperfect correlation between the price of financial instruments and movements in the prices of the underlying reference asset(s); 2) the risk that an instrument is mispriced; 3)
credit or counterparty risk on the amount each Fund expects to receive from a counterparty; 4) the risk that securities prices, interest rates and currency markets will move adversely and a Fund will incur significant losses; 5) the risk that the cost of holding a financial instrument might exceed its total return; and 6) the possible absence of a liquid secondary market for a particular instrument and possible exchange-imposed price fluctuation limits, either of which may make it difficult or impos-
sible to adjust a Fund’s position in a particular instrument when desired. The occurrence of any of these factors may prevent the Fund from achieving its investment objective. Because derivatives often require limited initial investment, the use of de-
rivatives also may expose the Fund to losses in excess of those amounts initially invested.
Certain Funds may use a combination of swaps on an underlying index or swaps on an ETF that is designed to track the perfor-
mance of that index. The performance of an ETF may not track the performance of its underlying index due to embedded costs and other factors. Thus, to the extent a Fund invests in swaps that use an ETF as the reference asset, that Fund may be subject to greater correlation risk and may not achieve as high a degree of correlation with its index as it would if the Fund used only swaps on the underlying index.
Fund
A
Fair Value
A
S&P 500
®
Ex-Energy ETF
........................................................................
$ 2,117,040
S&P 500
®
Ex-Financials ETF
......................................................................
7,017,647
S&P 500
®
Ex-Health Care ETF
.....................................................................
3,326,942
S&P 500
®
Ex-Technology ETF
.....................................................................
26,211,511
S&P 500
®
High Income ETF
.......................................................................
111,189,824
S&P Global Core Battery Metals ETF
................................................................
1,541,889
S&P Kensho Cleantech ETF
......................................................................
3,608,069
S&P MidCap 400
®
Dividend Aristocrats ETF
..........................................................
4,155,004
S&P Technology Dividend Aristocrats ETF
............................................................
25,877,336
Effective Date
ED
Type of Split
ED
Large Cap Core Plus ..................................................... January 13, 2022 2-for-1 forward stock split
S&P 500
®
Ex-Energy ETF ................................................. April 10, 2024 2-for-1 forward stock split
S&P 500
®
Ex-Financials ETF ............................................... April 10, 2024 2-for-1 forward stock split
S&P 500
®
Ex-Health Care ETF ............................................. April 10, 2024 2-for-1 forward stock split

276 :: NOVEMBER 30, 2025 (UNAUDITED) :: NOTES TO FINANCIAL STATEMENTS
PROSHARES TRUST
Moreover, with respect to the use of swap agreements, if an index has a dramatic intraday move that causes a material decline in a Fund’s net assets, the terms of a swap agreement between the Fund and its counterparty may permit the counterparty to immediately close out the transaction with the Fund. In that event, the Fund may be unable to enter into another swap agree-
ment or invest in other derivatives to achieve the desired exposure consistent with the Fund’s investment objective. This, in turn, may prevent the Fund from achieving its investment objective, even if the Index reverses all or a portion of its intraday move by the end of the day. Any costs associated with using derivatives will also have the effect of lowering the Fund’s return.
Equity and Market Risk
Equity markets are volatile, and the value of equity securities and other instruments correlated with equity markets may fluctuate dramatically from day to day. Equity markets are subject to corporate, political, regulatory, market and economic developments, as well as developments that impact specific economic sectors, industries or segments of the market.
Long/Short Risk
Certain Funds seek long exposure to certain securities and short exposure to certain other securities. There is no guarantee that the returns on a Fund’s long or short positions will produce high, or even positive, returns. In addition, Funds subject to this risk may gain enhanced long exposure to certain securities (i.e., obtain investment exposure that exceeds the amount directly invested in those assets, a form of leverage) and, under such circumstances, will lose more money in market environ-
ments that are adverse to its long positions than funds that do not employ such leverage.
Concentration Risk
Certain Funds may typically concentrate their investments in issuers of one or more particular industries to the same extent that their underlying indexes are so concentrated and to the extent permitted by applicable regulatory guidance. There is a risk that those issuers (or industry sectors) will perform poorly and negatively impact a Fund. Concentration risk results from maintaining exposure (long or short) to issuers conducting business in a specific industry. The risk of concentrating invest-
ments in a limited number of issuers in a particular industry is that a Fund will be more susceptible to the risks associated with that industry than a Fund that does not concentrate its investments.
Correlation Risk
There is no guarantee that a Fund whose investment objective, before fees and expenses, seeks correlation with an index will achieve a high degree of correlation with its index or the inverse thereof. Failure to achieve a high degree of correlation may prevent a Fund from achieving its investment objective. The percentage change of the Fund’s NAV each day may differ, perhaps significantly in amount, and possibly even direction, from the percentage change of the Fund’s index on such day. A number of other factors may adversely affect a Fund’s correlation with its index, including material over- or under-exposure, fees, ex-
penses, transaction costs, financing costs associated with the use of derivatives, income items, valuation methodology, infre-
quent trading in the securities underlying its index, accounting standards and disruptions or illiquidity in the markets for the securities or financial instruments in which a Fund invests. While each Fund generally attempts to track the performance of the Index by investing all, or substantially all, of its assets in the securities that make up the Index in approximately the same proportion as their weighting in the Index, at times a Fund may not have investment exposure to all securities in its index, or, with respect to equity funds, its weighting of investment exposure to such securities, financial investments or industries may be different from that of the index. In addition, a Fund may invest in securities or financial investments not included in the index or in financial instruments. Each Fund may take or refrain from taking positions in order to improve tax efficiency or comply with regulatory restrictions, or for other reasons, each of which may negatively affect the Fund’s correlation with its index. A Fund may also be subject to large movements of assets into and out of the Fund, which may cause a difference between the changes in the daily performance of the Fund and changes in the level of the Index potentially resulting in the Fund being over- or underexposed to its index and may be impacted by index reconstitutions and index rebalancing events. Additionally, a
Fund’s underlying investments may trade on markets that may or may not be open on the same day as the Fund. Furthermore, a Fund’s currency holdings may be valued at a different time than the level of its index. In addition, the Funds with a foreign currency hedging strategy may also be unable to perfectly match the Index and will introduce additional costs, both sources of additional correlation risk. Any of these factors could decrease correlation between the performance of a Fund and the index and may hinder a Fund’s ability to meet its investment objective.
Counterparty Risk
A Fund will be subject to credit risk (i.e., the risk that a counterparty is unwilling or unable to make timely payments or other-
wise meet its contractual obligations) with respect to the amount the Fund expects to receive from counterparties to financial instruments (including derivatives and repurchase agreements) entered into by the Fund. The Funds generally structure the agreements such that either party can terminate the contract without penalty prior to the termination date. If a counterparty terminates a contract, a Fund may not be able to invest in other derivatives to achieve the desired exposure, or achieving such

NOTES TO FINANCIAL STATEMENTS :: NOVEMBER 30, 2025 (UNAUDITED) :: 277
PROSHARES TRUST
exposure may be more expensive. A Fund may be negatively impacted if a counterparty becomes bankrupt or otherwise fails to perform its obligations under such an agreement.
Industry Concentration Risk
An Index tracked by a Fund may have a significant position of its value in issuers in an industry or group of industries. As such, a Fund would allocate its investments to approximately the same extent as the Index. As a result, a Fund may be subject to greater market fluctuations than a fund that is more broadly invested across industries.
Geographic Concentration Risk
Certain Funds that focus their investments in companies economically tied to particular foreign countries or geographic re-
gions may be particularly susceptible to political, social, economic or regulatory events affecting those countries or regions.
The performance of such Funds may be more volatile than a more geographically diversified fund.
Foreign Currency Risk
Certain of the Funds’ investments may be denominated in foreign currencies. Investments denominated in foreign currencies are exposed to more risk than those investments denominated in U.S. dollars. The value of an investment denominated in a foreign currency could change significantly as foreign currencies strengthen or weaken relative to the U.S. dollar. Foreign cur-
rency losses could offset or exceed any potential gains, or add to losses, in the related investments. Regulatory fees or higher custody fees may be imposed on foreign currency holdings.
Debt Instrument Risk
Certain Funds invest in, or seek exposure to, debt instruments. Debt instruments may have varying levels of sensitivity to changes in interest rates and other factors. In addition, changes in the credit quality of the issuer of a debt instrument (includ-
ing a default) can also affect the price of a debt instrument, as can an issuer’s default on its payment obligations. These factors may cause the value of an investment in a Fund to change.
Inflation Risk
Inflation risk is the risk that the value of assets or income from a Fund’s investments will be worth less in the future as infla-
tion decreases the value of payments at future dates. As inflation increases, the real value of a Fund’s portfolio could decline.
Inflation rates may change frequently and drastically as a result of various factors and the Fund’s investments may not keep pace with inflation, which may result in losses to Fund investors or adversely affect the real value of shareholders’ investments in a Fund. Inflation has recently increased and it cannot be predicted whether it may decline.
Breakeven Inflation Investing Risk
ProShares Inflation Expectations ETF seeks investment results, before fees and expenses, that track the performance of the
FTSE 30-Year TIPS (Treasury Rate-Hedged) Index. The FTSE 30-Year TIPS (Treasury Rate-Hedged) Index tracks the perfor-
mance of long positions in the most recently issued 30-year Treasury Inflation-Protected Securities (“TIPS”) bond and dura-
tion-adjusted short positions in U.S. Treasury bonds of, in aggregate, approximate equivalent duration dollars to the TIPS. The
FTSE 30-Year TIPS (Treasury Rate-Hedged) Index seeks to achieve an overall duration dollar amount of zero. The difference in yield (or spread) between these bonds (Treasury yield minus TIPS yield) is commonly referred to as a “breakeven rate of infla-
tion” (“BEI”) and is considered to be a measure of the market’s expectations for inflation over the relevant period. The level of the FTSE 30-Year TIPS (Treasury Rate-Hedged) Index (and the Fund) will fluctuate based on changes in the value of the under-
lying bonds, which will likely not be the same on a percentage basis as changes in the BEI. The FTSE 30-Year TIPS (Treasury
Rate-Hedged) Index is not designed to measure or predict the realized rate of inflation, nor does it seek to replicate the returns of any price index or measure of actual consumer price levels. Changes in the BEI are based on the TIPS and U.S. Treasury markets, interest rate and inflation expectations, and fiscal and monetary policy. There is no guarantee that these factors will combine to produce any particular directional changes in the FTSE 30-Year TIPS (Treasury Rate-Hedged) Index over time, or that the Fund will retain any appreciation in value over extended periods of time, or that the returns of the FTSE 30-Year TIPS
(Treasury Rate-Hedged) Index or the Fund will track or outpace the realized rate of inflation, or any price index or measure of actual consumer price levels. It is possible that the returns of the FTSE 30-Year TIPS (Treasury Rate-Hedged) Index or the Fund
will not correlate to (or may be the opposite of) the change in the realized rate of inflation, or any price index, or measure of ac-
tual consumer price levels. Furthermore, while the BEI provides exposure to inflation expectations, it may also be influenced by other factors, including premiums related to liquidity for certain bonds as well as premiums surrounding the uncertainty of future inflation. These other factors may impact the level of the FTSE 30-Year TIPS (Treasury Rate-Hedged) Index or the value of the Fund in unexpected ways and may cancel out or even reverse the impact of changes in inflation expectations. As a result, an investment in the Fund may not serve as an effective hedge against inflation.

278 :: NOVEMBER 30, 2025 (UNAUDITED) :: NOTES TO FINANCIAL STATEMENTS
PROSHARES TRUST
Subsidiary Investment Risk
Changes in the laws of the United States and/or the Cayman Islands, under which the ProShares K-1 Free Crude Oil ETF and its
Subsidiary are organized, respectively, could result in the inability of the Funds to operate as intended and could negatively affect the Fund's and its shareholders. The Fund complies with the provisions of the 1940 Act governing investment policies, capital structure and leverage on an aggregate basis with its Subsidiary.
Risks Associated with the Use of Crude Oil Futures Contracts
ProShares K-1 Free Crude Oil ETF obtains investment exposure through commodity futures and does not invest directly in physical commodities. ProShares K-1 Free Crude Oil ETF does not invest in nor seek exposure to the current “spot” or cash price of physical crude oil. Crude oil futures contracts typically perform very differently from, and commonly underperform, the spot price of crude oil due to current (and futures expectations of) factors such as storage costs, supply and demand and geopolitical risks. Investing in futures contracts may be considered aggressive and may expose the Fund to greater risks than investing directly in securities or other instruments. These risks include counterparty risk and liquidity risk (each as dis-
cussed below). Because futures contracts often require limited initial investment, the use of futures contracts also may expose the Fund to losses in excess of those amounts initially invested.
Commodity Market Risk
The value of Commodity Futures typically is based in great part upon the price movements of a physical commodity and the market’s expectations for such moves in the future. The prices of Commodity Futures may fluctuate quickly and dramatically and may not correlate to price movements in other asset classes. Global events such as government interventions, treaties and trading, inter- or intrastate conflict, weather or other natural disasters, changes in supply or production, changes in activity of crude oil commodity producing companies, countries and/or organizations, and changes in speculators’ and/or investor’s demand can cause extreme levels of volatility. Furthermore, since commodities are generally denominated in USD, a strength-
ening US dollar can also cause significant declines in commodity prices. An active trading market may not exist for certain commodities. Each of these factors and events could have a significant negative impact on a Fund.
Rolling Futures Contract Risk
ProShares K-1 Free Crude Oil ETF (through its investment in the Subsidiary) has exposure to futures contracts and is subject to risks related to “rolling” of such contracts. The Fund does not intend to hold futures contracts through their expiration date, but instead intends to “roll” its futures positions. Rolling occurs when a Fund closes out of futures contracts as they near their expiration date and is replaced with contracts that have a later expiration date. When the market for these futures contracts is such that the prices are higher in the more distant delivery months than in the nearer delivery months, the sale during the course of the rolling process of the more nearby contract would take place at a price that is lower than the price of the more distant contract. This pattern of higher futures contract prices for longer expiration contracts is often referred to as “contan-
go.” Alternatively, when the market for futures contracts is such that the prices are higher in the nearer months than in the more distant months, the sale during the course of the rolling process of the more nearby contract would take place at a price that is higher than the price of the more distant contract. This pattern of higher futures prices for shorter expiration futures contracts is referred to as “backwardation.” Extended periods of contango or backwardation have occurred in the past and can in the future cause significant losses for a Fund.
Risks Specific to the Crude Oil Markets
Several factors may affect the price of crude oil and, in turn, the WTI crude oil futures contracts and other assets, if any, owned by the Fund. These factors include, but are not limited to, significant increases or decreases in the available supply or demand of crude oil, storage costs, technological factors related to new or improved extraction, refining and processing equipment and/or methods, a significant change in the attitude of speculators and investors towards crude oil, large purchases or sales of crude oil by governments or large institutions, other political factors such as new regulations or political discord in oil produc-
ing countries, as well as a significant increase or decrease in crude oil hedging activity by crude oil producers. Contempora-
neous with the onset of the COVID-19 pandemic in the U.S., crude oil markets experienced shocks to the supply of and demand for crude oil. This led to an oversupply of crude oil, which impacted the price of crude oil and futures contracts on crude oil and caused historic volatility in the market for crude oil and crude oil futures contracts. In April 2020, these market conditions contributed to a period of “extraordinary contango” that resulted in a negative price in the May 2020 WTI crude oil futures contract. If all or a significant portion of the futures contracts held by the Fund at a future date were to reach a negative price, investors in the Fund could lose their entire investment.
On February 24, 2022, Russia commenced a military attack on Ukraine. The outbreak of hostilities between the two countries could result in more widespread conflict and could have a severe adverse effect on the region and the markets for securities and commodities, including oil. In addition, sanctions imposed on Russia by the United States and other countries, and any sanctions imposed in the future could have a significant adverse impact on the Russian economy and related markets. The

NOTES TO FINANCIAL STATEMENTS :: NOVEMBER 30, 2025 (UNAUDITED) :: 279
PROSHARES TRUST
price and liquidity of the futures in which the Fund invests may fluctuate widely as a result of the conflict and related events.
How long such conflict and related events will last and whether it will escalate further cannot be predicted. Impacts from the conflict and related events could have significant impact on the Fund’s performance, and the value of an investment in the
Fund may decline significantly.
Exposure to Retailing Industry Risk
Retailing Industry Risk is the risk faced by companies in the retailing industry, including: changes in domestic and inter-
national economies, consumer confidence, disposable household income and spending, and consumer tastes and preferenc-
es; intense competition; changing demographics; marketing and public perception; dependence on third-party suppliers and distribution systems; intellectual property infringement; legislative or regulatory changes and increased government super-
vision; thin capitalization; dependence on a relatively few number of high volume sales days to achieve overall results; and
dependence on outside financing, which may be difficult to obtain.
Online Retail Companies Risk
Companies that operate in the online marketplace and retail segments are subject to fluctuating consumer demand. Unlike traditional brick and mortar retailers, online marketplaces and retailers must assume shipping costs or pass such costs to consumers. Consumer access to price information for the same or similar products may cause companies that operate in the online marketplace and retail segments to reduce profit margins in order to compete. Due to the nature of their business mod-
els, companies that operate in the online marketplace and retail segments may also be subject to heightened cybersecurity risk, including the risk of theft or damage to vital hardware, software and information systems. The loss or public dissemi-
nation of sensitive customer information or other proprietary data may negatively affect the financial performance of such companies to a greater extent than traditional brick and mortar retailers. As a result of such companies being web-based and the fact that they process, store, and transmit large amounts of data, including personal information, for their customers, fail-
ure to prevent or mitigate data loss or other security breaches, including breaches of vendors’ technology and systems, could expose companies that operate in the online marketplace and retail segments or their customers to a risk of loss or misuse of such information, adversely affect their operating results, result in litigation or potential liability, and otherwise harm their businesses. Investing in Online Retailers may be attractive to investors who believe the trend of rising online sales will continue; however, there is no guarantee this trend will continue. Each of these factors could have a negative impact on the performance of the companies in the Index and the performance of the Fund.
Metaverse Companies Risk
The metaverse is a developing technology and is subject to risks associated with a developing technology which include, but are not limited to, small or limited markets for their securities, changes in business cycles, world economic growth, technolog-
ical progress, rapid obsolescence, and government regulation. Companies in metaverse-related businesses, especially smaller, start-up companies, tend to be more volatile than securities of companies that do not rely heavily on technology. Rapid change to technologies that affect a company’s products could have a material adverse effect on such company’s operating results.
These companies may rely on a combination of patents, copyrights, trademarks and trade secret laws to establish and protect their proprietary rights in their products and technologies. Such companies typically face intense competition and loss or impairment of intellectual property rights. There is no guarantee that the products or services produced by companies in metaverse related businesses will be successful.
Media and Entertainment Industry Risk
Media and entertainment companies within the Communication Services industry are impacted by the high costs of research and development of new content and services in an effort to stay relevant in a highly competitive industry. In addition, me-
dia and entertainment companies are challenged by the changing tastes, topical interests and discretionary income of their targeted consumers. With the advancement of streaming technology, sales of content through physical formats (such as DVD and Blu-ray) and traditional content delivery services (such as cable TV providers and satellite dish operators) are declining in popularity as consumers increasingly opt to purchase digital content that is customizable, less expensive and takes up less physical space. The media and entertainment industry is regulated and changes to rules regarding advertising and the content produced by media and entertainment companies can increase overall production and distribution costs.
Semiconductors and Semiconductor Equipment Industry Risk
The risks of investments in the industry include: intense competition, both domestically and internationally, including com-
petition from subsidized foreign competitors with lower production costs; wide fluctuations in securities prices due to risks of rapid obsolescence of products; economic performance of the customers of semiconductor companies; their research costs and the risks that their products may not prove commercially successful; capital equipment expenditures that could be sub-
stantial and suffer from rapid obsolescence; and thin capitalization and limited product lines, markets, financial resources or personnel. The semiconductors sector may also be affected by risks that affect the broader technology sector, including: gov-

280 :: NOVEMBER 30, 2025 (UNAUDITED) :: NOTES TO FINANCIAL STATEMENTS
PROSHARES TRUST
ernment regulation; dramatic and often unpredictable changes in growth rates and competition for qualified personnel; heavy dependence on patent and intellectual property rights, the loss or impairment of which may adversely affect profitability; and
a small number of companies representing a large portion of the technology sector as a whole.
Software and Services Industry Risk
The risks of investments in the industry include: competitive pressures, such as aggressive pricing (including fixed-rate pric-
ing), technological developments (including product-specific technological change), changing domestic demand, and the abil-
ity to attract and retain skilled employees; availability and price of components; dependence on intellectual property rights, and potential loss or impairment of those rights; research and development costs; rapid product obsolescence; cyclical market patterns; evolving industry standards; and frequent new product introductions requiring timely and successful introduction of new products and the ability to service such products. The software and services industry may also be affected by risks that affect the broader information technology industry.
Battery Metals Investing Risk
Companies engaged in the battery metals mining industry are subject to the risks associated with mining activities. These risks include those related to changes in the price of battery metals, which may be the result of changing inflation expecta-
tions, currency fluctuations, speculation, and industrial, government and global consumer demand, among other factors. In addition, such companies may be particularly susceptible to disruptions in the supply chains and world events and economic conditions, including political risks of the countries where battery metals companies are located or do business. These compa-
nies may also face increased scrutiny from regulators and legislators considering the environmental impact of battery metal mining. Finally, mining companies often engage in significant amounts of spending on exploration and development of min-
eral deposits which may involve significant financial risks over longer periods of time.
Unrelated Business Lines Risk
Companies in the Index may have significant business lines that are unrelated to the index theme. These unrelated busi-
ness lines may be a meaningful portion of a company’s current business, in terms of profit or revenue, for example, than the portion represented by the Index theme. Consequently, these unrelated business lines may have a significant impact on the performance of the company, the Index and the Fund. In particular, these unrelated business lines may cause the Fund to un-
derperform investments that do not have exposure to unrelated business lines. For example, if an unrelated business line of a company underperforms its battery metals related business line, it may negatively affect the performance of the company, the
Index and the Fund.
Natural Disaster/Epidemic Risk
Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, tsunamis and other severe weather-relat-
ed phenomena generally, and widespread disease, including pandemics and epidemics (for example, the novel coronavirus
COVID-19), have been and can be highly disruptive to economies and markets and have recently led, and may continue to lead, to increased market volatility and significant market losses. Such natural disaster and health crises could exacerbate polit-
ical, social, and economic risks, and result in significant breakdowns, delays, shutdowns, social isolation, and other disrup-
tions to important global, local and regional supply chains affected, with potential corresponding results on the operating per-
formance of the Funds and their investments. A climate of uncertainty and panic, including the contagion of infectious viruses or diseases, may adversely affect global, regional, and local economies and reduce the availability of potential investment opportunities, and increases the difficulty of performing due diligence and modeling market conditions, potentially reduc-
ing the accuracy of financial projections. Under these circumstances, the Fund may have difficulty achieving its investment objectives which may adversely impact Fund performance. Further, such events can be highly disruptive to economies and markets, significantly disrupt the operations of individual companies (including, but not limited to, the Fund’s investment advisor, third party service providers and counterparties), sectors, industries, markets, securities and commodity exchanges, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the Funds’
investments. These factors can cause substantial market volatility, exchange trading suspensions and closures, changes in the availability of and the margin requirements for certain instruments, and can impact the ability of the Fund to complete re-
demptions and otherwise affect Fund performance and Fund trading in the secondary market. A widespread crisis would also affect the global economy in ways that cannot necessarily be foreseen. How long such events will last and whether they will continue or recur cannot be predicted. Impacts from these could have a significant impact on a Fund’s performance, resulting in losses to your investment.
Risk of Global Economic Shock
Widespread disease, including public health disruptions, pandemics and epidemics (for example, COVID-19 including its vari-
ants), have been and may continue to be highly disruptive to economies and markets. Health crises could exacerbate political, social, and economic risks, and result in breakdowns, delays, shutdowns, social isolation, civil unrest, periods of high unem-

NOTES TO FINANCIAL STATEMENTS :: NOVEMBER 30, 2025 (UNAUDITED) :: 281
PROSHARES TRUST
ployment, shortages in and disruptions to the medical care and consumer goods and services industries, and other disrup-
tions to important global, local and regional supply chains, with potential corresponding results on the performance of a Fund and its investments.
Additionally, war, military conflicts, sanctions, acts of terrorism, sustained elevated inflation, supply chain issues or other events could have a significant negative impact on global financial markets and economies. Russia’s military incursions in
Ukraine have led to, and may lead to additional sanctions being levied by the United States, European Union and other coun-
tries against Russia. The ongoing hostilities between the two countries could result in additional widespread conflict and could have a severe adverse effect on the region and certain markets. Sanctions on Russian exports could have a significant adverse impact on the Russian economy and related markets and could affect the value of a Fund’s investments, even beyond any direct exposure a Fund may have to the region or to adjoining geographic regions. The extent and duration of the mili-
tary action, sanctions and resulting market disruptions are impossible to predict, but could have a severe adverse effect on the region, including significant negative impacts on the economy and the markets for certain securities and commodities, such as oil and natural gas. Furthermore, the possibility of a prolonged conflict between Hamas and Israel, and the potential expansion of the conflict in the surrounding areas and the involvement of other nations in such conflict, such as the Houthi movement’s attacks on marine vessels in the Red Sea, could further destabilize the Middle East region and introduce new un-
certainties in global markets, including the oil and natural gas markets. How long such tensions and related events will last cannot be predicted. These tensions and any related events could have significant impact on a Fund performance and the value of an investment in a Fund.
Trade Disputes
Global economies are interdependent and may be adversely affected by trade disputes with key trading partners and escalat-
ing tariffs imposed on goods and services produced by such countries. To the extent a country engages in retaliatory tariffs, a company that relies on imported parts to produce its own goods may experience increased costs of production or reduced profitability, which may affect consumers, investors and the domestic economy. Trade disputes and retaliatory actions may include embargoes and other trade limitations, which may trigger a significant reduction in international trade and impact the global economy. Trade disputes may also lead to increased currency exchange rate volatility, which can adversely affect the prices of the Fund securities valued in U.S. dollars. Trade disputes could also negatively affect investor confidence in the markets generally and investment growth and could contribute to volatility or overall declines in the U.S. and global invest-
ment markets.
Risks of Government Regulation
The Financial Industry Regulatory Authority (“FINRA”) issued a notice on March 8, 2022 seeking comment on measures that could prevent or restrict investors from buying a broad range of public securities designated as “complex products”— which could include the leveraged and inverse funds offered by ProShare Advisors. The ultimate impact, if any, of these measures remains unclear. However, if regulations are adopted, they could, among other things, prevent or restrict investors’ ability to buy the funds.
16. Indemnifications
Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business the Trust enters into contracts that contain a variety of general indemnifications. The Trust’s maximum exposure under these arrangements cannot be known; however, the
Trust expects risk of significant loss to be remote.
17. Segment Reporting
Operating segments are components of an entity that engage in business activities, have discrete financial information avail-
able, and have their operating results regularly reviewed by a chief operating decision maker (“CODM”) when assessing segment performance and making decisions about segment resources. Each Fund included herein is deemed to be an individual reporting segment and Officers of ProShares Trust, collectively act as CODM. The CODM monitors the operating results of the Trust as a whole and each Fund’s long-term strategic asset allocation is guided by each Fund’s investment objective and principal invest-
ment strategies as described in its prospectus and executed by ProShare Advisors LLC (the "Advisor"). The financial information provided to and reviewed by the CODM is consistent with that presented in the Trust’s financial statements.
18. New Accounting Pronouncements
In December 2023, FASB issued Accounting Standards Update (“ASU”) 2023-09 (“ASU 2023-09”) Improvements to Income Tax Dis-
closures, which enhances income tax disclosures, including providing specific categories in the rate reconciliation and income taxes paid. ASU 2023-09 is effective for fiscal years beginning after December 15, 2024; early adoption is permitted. Management is currently evaluating the ASU and its impact to the financial statements.

282 :: NOVEMBER 30, 2025 (UNAUDITED) :: NOTES TO FINANCIAL STATEMENTS
PROSHARES TRUST
19. Subsequent Events
The Funds have evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure in the financial statements.

MISC. INFORMATION (UNAUDITED) :: 283
PROSHARES TRUST
Federal Tax Information
Under the Jobs and Growth Tax Relief Reconciliation Act of 2003 (the “Act”), the percentages of ordinary dividends paid during the tax year ended October 31, 2025 are designated as “qualified dividend income” (QDI), as defined in the Act, subject to reduced tax rates in 2024. The Funds also qualify for the dividends received deduction (DRD) for corporate shareholders. The Funds des-
ignated up to the maximum amount of qualified interest income (QII) from ordinary distributions paid during the tax year ended
October 31, 2025.
For the tax year ended October 31, 2025, the Funds' federal tax information is as follows:
Funds with Short-Term Capital Gain Designation
For the tax year ended October 31, 2025, the Trust does not have any ordinary distributions paid during the Trust’s tax year that are from qualified short-term capital gain. The Funds designate up to the maximum amount of Qualified Short-Term Gains.
Funds
A
QDI
A
DRD
A
QII
A
Decline of the Retail Store ETF
........................................
0.00% 0.00% 87.24%
DJ Brookfield Global Infrastructure ETF
..................................
47.08 23.38 0.32
Equities for Rising Rates ETF
.........................................
100.00 100.00 0.35
Global Listed Private Equity ETF
.......................................
41.62 39.40 0.32
Hedge Replication ETF
..............................................
4.92 4.32 91.29
High Yield-Interest Rate Hedged
.......................................
0.00 0.00 80.93
Inflation Expectations ETF
............................................
0.00 0.00 95.93
Investment Grade-Interest Rate Hedged
.................................
0.00 0.00 66.89
K-1 Free Crude Oil ETF
..............................................
0.00 0.00 85.50
Large Cap Core Plus
................................................
100.00 99.45 14 .19
Long Online/Short Stores ETF
.........................................
100.00 95.14 46.99
Merger ETF
.......................................................
28.25 24.75 41.38
Metaverse ETF
....................................................
100.00 67.39 0.00
MSCI EAFE Dividend Growers ETF
.....................................
80.21 0.00 0.43
MSCI Emerging Markets Dividend Growers ETF
...........................
85.24 0.00 1.14
MSCI Europe Dividend Growers ETF
....................................
100.00 0.00 0.54
MSCI Transformational Changes ETF
...................................
88.10 56.17 0.94
Nanotechnology ETF
................................................
100.00 100.00 0.00
Nasdaq-100 Dorsey Wright Momentum ETF
..............................
100.00 100.00 0.68
Nasdaq-100 Dynamic Buffer ETF
......................................
0.00 0.00 76.52
Nasdaq-100 High Income ETF
.........................................
0.00 0.00 25.50
Online Retail ETF
..................................................
100.00 100.00 0.26
Pet Care ETF
.....................................................
100.00 57.13 1.20
Russell 2000 Dividend Growers ETF
....................................
100.00 100.00 0.28
Russell 2000 Dynamic Buffer ETF
......................................
0.00 0.00 30.28
Russell 2000 High Income ETF
........................................
0.00 0.00 16.20
Russell U.S. Dividend Growers ETF
.....................................
100.00 100.00 0.31
S&P 500
®
Dividend Aristocrats ETF
.....................................
100.00 100.00 0.19
S&P 500
®
Dynamic Buffer ETF
.........................................
0.00 0.00 20.95
S&P 500
®
Ex-Energy ETF
............................................
100.00 98.94 0.59
S&P 500
®
Ex-Financials ETF
..........................................
100.00 100.00 0.62
S&P 500
®
Ex-Health Care ETF
.........................................
100.00 99.22 0.67
S&P 500
®
Ex-Technology ETF
.........................................
100.00 100.00 0.45
S&P 500
®
High Income ETF
...........................................
0.00 0.00 12.15
S&P Global Core Battery Metals ETF
....................................
83.79 2.44 0.00
S&P Kensho Cleantech ETF
..........................................
69.39 73.28 0.00
S&P Kensho Smart Factories ETF
......................................
100.00 100.00 2.26
S&P MidCap 400
®
Dividend Aristocrats ETF
..............................
100.00 100.00 0.28
S&P Technology Dividend Aristocrats ETF
................................
100.00 100.00 0.40
Smart Materials ETF
................................................
100.00 67.24 0.00
Supply Chain Logistics ETF
...........................................
30.52 15.44 0.00

284 :: MISC. INFORMATION (UNAUDITED)
PROSHARES TRUST
Funds with Equalization
For the tax year ended October 31, 2025, the following Funds utilized equalization to offset long-term capital gains with the amounts stated below:
Tax Return of Capital—Section 19 Notice
The following information concerns the source of distributions paid to shareholders of record as follows:
Fund
Long-Term
Big Data Refiners ETF
...............................................
$101,823
Large Cap Core Plus
................................................
$12,955,648
Nasdaq-100 Dynamic Buffer ETF
......................................
$25,642
Russell 2000 Dynamic Buffer ETF
......................................
$24,049
S&P 500
®
Dynamic Buffer ETF
.........................................
$33,857
S&P Technology Dividend Aristocrats ETF
................................
$4,582,464
Ticker
Fund
Name CUSIP
OILK K-1 Free Crude Oil ETF 74347G804
Record Date Pay Date Source of Distribution
1
Distribution
% of
Distribution
Jun. 2, 2025 Jun. 6, 2025 Estimated Net Investment Income $0.013497 15.85%
Estimated Return of Capital $0.071683 84.15%
Total (per share) $0.085180 100.00%
Jul. 1, 2025 Jul. 8, 2025 Estimated Net Investment Income $0.062162 15.85%
Estimated Return of Capital $0.330138 84.15%
Total (per share) $0.392300 100.00%
Aug. 1, 2025 Aug. 7, 2025 Estimated Net Investment Income $0.016772 15.85%
Estimated Return of Capital $0.089075 84.15%
Total (per share) $0.105847 100.00%
Sep. 2, 2025 Sep. 8, 2025 Estimated Net Investment Income $0.015396 15.85%
Estimated Return of Capital $0.081766 84.15%
Total (per share) $0.097162 100.00%
Oct. 1, 2025 Oct. 7, 2025 Estimated Net Investment Income $0.017418 15.85%
Estimated Return of Capital $0.092504 84.15%
Total (per share) $0.109922 100.00%
Nov. 3, 2025 Nov. 7, 2025 Estimated Net Investment Income $0.013209 15.85%
Estimated Return of Capital $0.070153 84.15%
Total (per share) $0.083362 100.00%
Ticker
Fund
Name CUSIP
IQQQ Nasdaq-100 High Income ETF 74347G234
Record Date Pay Date Source of Distribution
1
Distribution
% of
Distribution
Apr. 1, 2025 Apr. 7, 2025 Estimated Net Investment Income $0.031864 3.52%
Estimated Return of Capital $0.872259 96.48%
Total (per share) $0.904123 100.00%
May. 1, 2025 May. 7, 2025 Estimated Net Investment Income $0.054691 3.52%
Estimated Return of Capital $1.497131 96.48%
Total (per share) $1.551822 100.00%
Jun. 2, 2025 Jun. 6, 2025 Estimated Net Investment Income $0.000000 0.00%
Estimated Return of Capital $0.423256 100.00%
Total (per share) $0.423256 100.00%

MISC. INFORMATION (UNAUDITED) :: 285
PROSHARES TRUST
Jul. 1, 2025 Jul. 8, 2025 Estimated Net Investment Income $0.000000 0.00%
Estimated Return of Capital $0.169858 100.00%
Total (per share) $0.169858 100.00%
Aug. 1, 2025 Aug. 7, 2025 Estimated Net Investment Income $0.000000 0.00%
Estimated Return of Capital $0.027464 100.00%
Total (per share) $0.027464 100.00%
Sep. 2, 2025 Sep. 8, 2025 Estimated Net Investment Income $0.000000 0.00%
Estimated Return of Capital $0.180641 100.00%
Total (per share) $0.180641 100.00%
Oct. 1, 2025 Oct. 7, 2025 Estimated Net Investment Income $0.000000 0.00%
Estimated Return of Capital $0.092934 100.00%
Total (per share) $0.092934 100.00%
Nov. 3, 2025 Nov. 7, 2025 Estimated Net Investment Income $0.000000 0.00%
Estimated Return of Capital $0.136256 100.00%
Total (per share) $0.136256 100.00%
Ticker
Fund
Name CUSIP
ITWO Russell 2000 High Income ETF 74349Y787
Record Date Pay Date Source of Distribution
1
Distribution
% of
Distribution
Apr. 1, 2025 Apr. 7, 2025 Estimated Net Investment Income $0.299363 37.08%
Estimated Return of Capital $0.507936 62.92%
Total (per share) $0.807299 100.00%
May. 1, 2025 May. 7, 2025 Estimated Net Investment Income $0.487049 37.08%
Estimated Return of Capital $0.826385 62.92%
Total (per share) $1.313434 100.00%
Jun. 2, 2025 Jun. 6, 2025 Estimated Net Investment Income $0.000000 0.00%
Estimated Return of Capital $0.362155 100.00%
Total (per share) $0.362155 100.00%
Jul. 1, 2025 Jul. 8, 2025 Estimated Net Investment Income $0.000000 0.00%
Estimated Return of Capital $0.296093 100.00%
Total (per share) $0.296093 100.00%
Aug. 1, 2025 Aug. 7, 2025 Estimated Net Investment Income $0.000000 0.00%
Estimated Return of Capital $0.146355 100.00%
Total (per share) $0.146355 100.00%
Sep. 2, 2025 Sep. 8, 2025 Estimated Net Investment Income $0.000000 0.00%
Estimated Return of Capital $0.309062 100.00%
Total (per share) $0.309062 100.00%
Oct. 1, 2025 Oct. 7, 2025 Estimated Net Investment Income $0.000000 0.00%
Estimated Return of Capital $0.323012 100.00%
Total (per share) $0.323012 100.00%
Nov. 3, 2025 Nov. 7, 2025 Estimated Net Investment Income $0.000000 0.00%
Estimated Return of Capital $0.111890 100.00%
Total (per share) $0.111890 100.00%
Ticker
Fund
Name CUSIP
ISPY S&P 500® High Income ETF 74347G242
Record Date Pay Date Source of Distribution
1
Distribution
% of
Distribution
Apr. 1, 2025 Apr. 7, 2025 Estimated Net Investment Income $0.073594 8.11%
Estimated Return of Capital $0.834192 91.89%
Total (per share) $0.907786 100.00%

286 :: MISC. INFORMATION (UNAUDITED)
PROSHARES TRUST
Proxy Voting Information
A description of the Trust’s (1) proxy voting policies, (2) proxy voting procedures and (3) information regarding how the Trust voted any proxies related to portfolio securities for the prior twelve-month period ended June 30, is available by August 31 of each year, without charge, upon request by contacting the Fund directly at 1-866-PRO-5125 or on the Securities and Exchange Commission
(“SEC”) Website (http://www.sec.gov).
May. 1, 2025 May. 7, 2025 Estimated Net Investment Income $0.103358 8.11%
Estimated Return of Capital $1.171570 91.89%
Total (per share) $1.274928 100.00%
Jun. 2, 2025 Jun. 6, 2025 Estimated Net Investment Income $0.000000 0.00%
Estimated Return of Capital $0.349423 100.00%
Total (per share) $0.349423 100.00%
Jul. 1, 2025 Jul. 8, 2025 Estimated Net Investment Income $0.000000 0.00%
Estimated Return of Capital $0.165062 100.00%
Total (per share) $0.165062 100.00%
Aug. 1, 2025 Aug. 7, 2025 Estimated Net Investment Income $0.000000 0.00%
Estimated Return of Capital $0.045310 100.00%
Total (per share) $0.045310 100.00%
Sep. 2, 2025 Sep. 8, 2025 Estimated Net Investment Income $0.000000 0.00%
Estimated Return of Capital $0.158786 100.00%
Total (per share) $0.158786 100.00%
Oct. 1, 2025 Oct. 7, 2025 Estimated Net Investment Income $0.000000 0.00%
Estimated Return of Capital $0.102340 100.00%
Total (per share) $0.102340 100.00%
Nov. 3, 2025 Nov. 7, 2025 Estimated Net Investment Income $0.000000 0.00%
Estimated Return of Capital $0.074738 100.00%
Total (per share) $0.074738 100.00%
Ticker
Fund
Name CUSIP
MAKX S&P Kensho Smart Factories ETF 74347G481
Record Date Pay Date Source of Distribution
1
Distribution
% of
Distribution
Sep. 24, 2025 Sep. 30, 2025 Estimated Net Investment Income $0.000793 2.29%
Estimated Return of Capital $0.033839 97.71%
Total (per share) $0.034632 100.00%
Ticker
Fund
Name CUSIP
TINT Smart Materials ETF 74347G473
Record Date Pay Date Source of Distribution
1
Distribution
% of
Distribution
Jun. 25, 2025 Jul. 1, 2025 Estimated Net Investment Income $0.259866 97.74%
Estimated Return of Capital $0.006004 2.26%
Total (per share) $0.265870 100.00%
Sep. 24, 2025 Sep. 30, 2025 Estimated Net Investment Income $0.030103 97.74%
Estimated Return of Capital $0.000696 2.26%
Total (per share) $0.030799 100.00%
1
The amounts and sources of distributions reported in this notice are estimates, are not being reported for tax reporting purposes and may later be determined to be from taxable net investment income, short-term gains, long-term gains (to the extent permitted by law), and return of capital.
Return of capital may occur for example, when some or all of the money that you invested in the Fund is paid back to you. The actual amounts and sources for tax reporting purposes will depend upon the Fund’s investment experience during the remainder of the year and may be subject to changes based on tax regulations. You will receive a Form 1099-DIV for the calendar year that will tell you how to report these distributions for federal income tax purposes. As a result, shareholders should not use this distribution information for tax reporting purposes .

MISC. INFORMATION (UNAUDITED) :: 287
PROSHARES TRUST
Quarterly Portfolio Holdings Information
The Funds will file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. The Funds’ Form N-PORT will be available on the SEC’s Website at http://www.sec.gov. The Funds’ Form N-PORT may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Pub-
lic Reference Room may be obtained by calling 1-800-SEC-0330.
Premium/Discount Information
Information about the differences between the daily market price on the secondary markets for shares of a Fund and the Fund’s net asset value may be found on the website at www.ProShares.com.

288 :: Form N-CSR – Items 8-11 (unaudited)
PROSHARES TRUST
Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.
None.
Item 9. Proxy Disclosures for Open-End Management Investment Companies.
The initial shareholder of each of the Fund’s listed below approved by written consent (i) the advisory agreement between the Reg-
istrant and ProShare Advisors LLC with respect to each Fund; (ii) the Rule 12b-1 Distribution Plan with respect to each Fund; and
(iii) the Distribution Agreement between the Registrant and SEI Investments Distribution Co. with respect to each Fund, each as previously approved by the Registrant’s Board of Trustees with respect to each Fund.
Item 10. Remuneration Paid to Directors, Officers, and Other of Open-End Management Investment Companies.
For the period ended November 30, 2025, the aggregate remuneration the Registrant paid the directors, all members of any advi-
sory board and any officers are included as part of the Financial Statements and Financial Highlights for Open-End Management
Investment Companies filed under Item 7 of this Form.
Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.
ProShares Ultra Solana ETF, Proshares Ultra XRP ETF, ProShares S&P 500 Dynamic Buffer ETF, ProShares Nasdaq-100
Dynamic Buffer ETF, and ProShares Russell 2000 Dynamic Buffer ETF (each, a “New Unitary ETF” and collectively, the “New
Unitary ETFs”)
At a meeting held on June 5, 2025, the Board of Trustees (the “Board”) of ProShares Trust (the “Trust”) considered the initial ap-
proval of the Investment Advisory and Management Agreement (the “Unitary Fee Agreement”) between the Trust and ProShare
Advisors LLC (the “Advisor”) with respect to the New Unitary ETFs.
In response to a request from the Independent Trustees, the Advisor provided information for the Board to consider relating to the approval of the Unitary Fee Agreement, including information that addressed, among other things: (i) the nature, extent, and qual-
ity of the services that were provided or proposed to be provided by the Advisor; (ii) the costs of the services to be provided and the profits realized by the Advisor; (iii) the investment performance of the Advisor; (iv) the extent to which economies of scale might be realized as the New Unitary ETFs grow and whether fee levels reflect economies of scale, if any, for the benefit of New Unitary
ETF shareholders; and (v) other benefits to the Advisor and/or its affiliates from the relationship to the New Unitary ETFs. It was noted that certain of this information had previously been provided as part of the Advisor’s 15(c) response materials in connection with the annual contract renewal (15(c)) meeting held on September 16-17, 2024.
The Independent Trustees consulted with independent trustee counsel concerning their responsibilities under state and federal law with respect to their consideration of the approval of the Unitary Fee Agreement and other agreements with respect to the New
Unitary ETFs. It was noted that the Independent Trustees requested, and the Advisor provided, information that was intended to assist the Trustees in evaluating the terms of the Unitary Fee Agreement with respect to the New Unitary ETFs. The Independent
Trustees met in Executive Session with Independent Trustee Counsel to discuss and evaluate the information provided by the
Advisor and the independent consultant.
In response to the request from the Independent Trustees, the Advisor provided information and reports relevant to the approval of the Unitary Fee Agreement, including, among other things: (i) information about the advisory services to be provided by the
Advisor with respect to the New Unitary ETFs; (ii) the Advisor’s Form ADV; (iii) biographies of the employees of the Advisor who would be primarily responsible for providing investment advisory services to the New Unitary ETFs; (iv) information regarding the proposed contractual fees with respect to the New Unitary ETFs; (v) comparative industry fee data; (vi) information regarding the Advisor’s trade allocation and best execution policies and procedures; (vii) information about the financial condition of the
Advisor; (viii) information regarding how the Advisor expects to monitor the New Unitary ETFs’ compliance with regulatory re-
quirements and Trust procedures; and (ix) the Advisor’s reputation, expertise and resources.
The Trustees retained the services of an independent consultant to assist in selecting a universe of peer group funds with similar investment strategies, as well as to help them in evaluating information with respect to certain aspects of their review, including their review of the reasonableness of fees proposed to be paid by the New Unitary ETFs.
In considering whether to approve the Unitary Fee Agreement, the Board did not identify any particular factor that was most rel-
evant and each Trustee may have afforded different weight to the various factors.
Fund Name Date of Written Consent
ProShares Nasdaq 100 Dynamic Buffer ETF ..................... June 20, 2025
ProShares Russell 2000 Dynamic Buffer ETF ..................... June 20, 2025
ProShares S&P 500 Dynamic Buffer ETF ........................ June 20, 2025

Form N-CSR – Items 8-11 (unaudited) :: 289
PROSHARES TRUST
Nature, Extent and Quality of the Advisor’s Services
The Board reviewed the nature, extent and quality of the investment advisory services to be performed by the Advisor with respect to the New Unitary ETFs. The Board focused on the quality of the personnel and operations at the Advisor and the systems and processes required to manage the New Unitary ETFs effectively. In particular, the Board considered the following:
the investment objective of each New Unitary ETF and the Advisor’s description of the skills needed to manage the New
Unitary ETFs;
the key features of the New Unitary ETFs, including the investment strategies of the New Unitary ETFs, as well as the
Advisor’s capabilities to manage the New Unitary ETFs and develop creation and redemption baskets;
the size and experience of the Advisor’s portfolio management staff and the Advisor’s ability to recruit, train and retain personnel with relevant experience and the specific expertise necessary to manage the New Unitary ETFs;
the structure of the portfolio management staff compensation program and the incentives it is intended to provide;
the collateral, credit and cash management functions at the Advisor;
the Advisor’s development of investment strategies, including those involving the use of complex financial instruments and processes that maximize the Funds’ ability to meet their stated investment objectives and minimize counterparty risk;
the Advisor’s ability to monitor compliance with the U.S. Securities and Exchange Commission’s liquidity rule, deriva-
tives rule and valuation requirements, among other applicable regulatory requirements;
the Advisor’s familiarity with digital assets, as well as processes related to assessing risk and liquidity with respect to investments in cryptocurrency futures, the Advisor’s familiarity with the market for cryptocurrency futures and its abil-
ity to manage certain New Unitary ETFs and obtain appropriate exposure in that market, as applicable, and the potential benefits of a futures-based approach;
a continued investment in personnel and technology by the Advisor that would generally improve capacity and efficien-
cy;
information regarding allocation of existing Fund brokerage and the selection of counterparties for the existing Funds’
portfolio transactions; and
Advisor’s ability to manage the New Unitary ETFs in a tax efficient manner, which is more challenging for crypto-linked and Geared ETFs than for traditional ETFs.
The Board considered that the Advisor will oversee the operations of the New Unitary ETFs, including oversight of the New Uni-
tary ETFs’ service providers, and will provide compliance services to the New Unitary ETFs.
Based upon its review, the Board, including all of the Independent Trustees, concluded that (i) the investment advisory services to be provided by the Advisor with respect to the New Unitary ETFs were expected to be of high quality, (ii) the Advisor has suc-
cessfully achieved the investment goals of the existing operational Funds in the Trust, and (iii) it was generally satisfied with the nature, quality and extent of services expected to be provided to the New Unitary ETFs.
Comparison of Services and Fees
At the request of the Independent Trustees, the Advisor presented information about the fairness and reasonableness of the fees payable to the Advisor in light of the services to be provided to the New Unitary ETFs by or at the expense of the Advisor, the costs of these services and the comparability to the fees paid by other investment companies offering strategies similar in nature and extent and sharing similar pricing characteristics to the New Unitary ETFs. This information included comparative fee informa-
tion prepared by an independent third-party consultant. The Board discussed the methodology used to prepare the comparative fee data for the New Unitary ETFs and the potential limitations of such data, noting that the New Unitary ETFs are unique, mak-
ing comparisons difficult. The Advisor also presented information about the significant drivers of cost, as well as the impact of certain costs on fees and expenses directly related to the investment strategy of the New Unitary ETFs. The Board considered the merits of the proposed unitary fee and related agreements.
The Board reviewed information prepared by an independent third-party consultant comparing management and expense infor-
mation for the New Unitary ETFs to that of peer groups of funds (the “Peer Groups”) selected by the consultant. The Board noted
the difficulty in compiling the Peer Groups because there are so few, if any, directly comparable funds. Notwithstanding this diffi-

290 :: Form N-CSR – Items 8-11 (unaudited)
PROSHARES TRUST
culty, the Board found the comparative information it received to be useful in its evaluation of the reasonableness of the Advisor’s proposed fees.
The Board recognized that financing costs of the New Unitary ETFs that track the performance of digital assets would be higher because of the higher margin costs, and that those New Unitary ETFs would bear those expenses.
The Board recognized that it is difficult to make comparisons of fees across fund complexes because there may be variations in the services that are included in the fees paid by other funds. The Board concluded that each New Unitary ETF’s unitary fee rate was reasonable given the services proposed to be provided and the fees charged by other funds in the Peer Groups.
Profitability
The Board noted that the New Unitary ETFs had not yet started operations, so it could not yet evaluate the Advisor’s profitability related to the New Unitary ETFs. It was noted that each year, as part of its annual contract renewal process, the Trustees discuss the Advisor’s profit margin, including the methodology used in the Advisor’s profitability analysis, and receive information pro-
vided by the Advisor relating to its financial condition and overall profitability related to its management of the Funds in the fund complex.
The Board considered and discussed with representatives of the Advisor the significant drivers of cost incurred by or expected to be incurred by the Advisor in managing the New Unitary ETFs, including, but not limited to, intellectual capital, regulatory compliance and entrepreneurial risk, and considered the costs that investors likely would incur if they independently sought to achieve the objectives of the New Unitary ETFs.
Investment Performance of the Fund and the Advisor
The Trustees noted that the New Unitary ETFs had not yet commenced operations and, therefore, there was no performance infor-
mation for the New Unitary ETFs to consider. The Trustees noted, however, the Advisor’s performance record in managing other crypto-linked ETFs as well as ETFs that seek to track the performance of a securities index.
Economies of Scale
The Board considered each New Unitary ETF’s proposed fee arrangements with the Advisor and noted that, under the Unitary Fee
Agreement, the fee rate remains the same (as a percentage of such Fund’s net assets) as asset levels increased. The Board also noted that the Advisor was obligated to pay certain of the New Unitary ETFs’ operating expenses and that the Advisor would be contractually obligated to pay actual costs above the Unitary Fee (other than excluded costs) and that the Unitary Fee Agreement will provide an effective cap on each New Unitary ETF’s normal operating expenses. The Board also noted the Advisor’s represen-
tation that such an arrangement provided important distribution benefits for the New Unitary ETFs and addressed competitive pressures within the ETF industry.
Other Benefits
The Board also considered any indirect, or “fall-out,” benefits to the Advisor or its affiliates to be derived from the relationship to the New Unitary ETFs and concluded that such benefits were not material to their considerations.
Conclusions
The Board, including all of the Independent Trustees, concluded that it was in the best interests of each New Unitary ETF and its prospective shareholders to approve the Unitary Fee Agreement and that the terms of the Unitary Fee Agreement for each New
Unitary ETF were fair and reasonable.
ProShares Trust Annual Approval
At a meeting held on September 29, 2025, the Board of Trustees (the “Board”) of ProShares Trust (the “Trust”) considered the renewal of the Investment Advisory Agreement (the “Investment Advisory Agreement”) and the Investment Advisory and Man-
agement Agreement (the “Unitary Fee Agreement”) (collectively, the “Advisory Agreements”), each for certain series of ProShares
Trust (the “Trust”), between the Trust, on behalf of each of its operational series (the “Funds”), and ProShare Advisors LLC (the
“Advisor”). Certain Funds are designed to track, before fees and expenses, the performance of an underlying index (each, a “Match-
ing Fund” and, collectively, the “Matching Funds”). Certain other Funds are actively-managed and are designed to meet a specified investment objective (each, an “Active Fund” and, collectively, the “Active Funds”). Certain other Funds are “geared” funds that are designed to seek daily investment results, before fees and expenses, that correspond to the inverse (i.e., -1x), a multiple (i.e., 3x or
2x), or an inverse multiple (i.e., -3x or -2x) of the daily performance of an underlying index or security (each, a “Geared Fund” and, collectively, the “Geared Funds”). The Independent Trustees met in Executive Session with Independent Trustee Counsel to dis-
cuss and evaluate the information provided by the Advisor and the independent consultant. Among other things, the Independent

Form N-CSR – Items 8-11 (unaudited) :: 291
PROSHARES TRUST
Trustees reviewed information regarding the financial condition and profitability of the Advisor, including the methodologies involved in calculating profitability.
In considering whether to approve the continuance of the Advisory Agreements, the Board did not identify any particular infor-
mation that was most relevant and each Trustee may have afforded different weight to the various factors.
The Board received a memorandum from independent legal counsel to the Independent Trustees regarding the Board’s respon-
sibilities under state and federal law with respect to the Board’s consideration of the renewal or approval of investment advisory agreements. The Independent Trustees were advised by Trust counsel and their independent legal counsel throughout the pro-
cess, including about the legal standards applicable to their review.
In response to a request from Independent Legal Counsel on behalf of the Independent Trustees, the Advisor provided information for the Board to consider relating to the continuance of the Advisory Agreements, including information that addressed, among other things:
the nature, extent and quality of the services that were provided or proposed to be provided by the Advisor;
the costs of the services to be provided and the profits realized by the Advisor;
the investment performance of the Funds and the Advisor;
the extent to which economies of scale might be realized as the Funds grow and whether fee levels reflect economies of scale, if any, for the benefit of Fund shareholders; and
other benefits to the Advisor and/or its affiliates from the relationship to the Funds.
It was noted that the Independent Trustees requested, and received, information from the Advisor concerning the Funds to assist them in evaluating the terms of the Advisory Agreements. In response to the request from the Independent Trustees, the Advisor provided information and reports relevant to the continuance of the Advisory Agreements, including, among other things:
information about the advisory services provided by the Advisor with respect to the Funds;
the Advisor’s Form ADV;
biographies of the employees of the Advisor who are primarily responsible for providing investment advisory services to the Funds;
information regarding each component of the contractual fee rates and actual fee rates for the prior fiscal year;
information regarding advisory fees earned and advisory fees waived for previous periods;
performance information for prior periods;
comparative industry fee data;
with respect to Funds subject to the Investment Advisory Agreement, information about fees and other amounts that were received by the Advisor and its affiliates for non-advisory management services with respect to the Funds;
information regarding the Advisor's trade allocation and best execution policies and procedures;
information about the financial condition of the Advisor;
information regarding how the Advisor monitors each Fund's compliance with regulatory requirements and Trust pro-
cedures; and
the Advisor’s reputation, expertise and resources.
The Independent Trustees asked the Advisors to retain the services of an independent consultant to identify peer group funds for each Fund (the “Peer Group”) with similar investment strategies, to assist them in evaluating information with respect to certain aspects of their review, including the performance of the Funds and the reasonableness of fees paid by the Funds. The Board eval-
uated information available to it on a Fund-by-Fund basis, and its determinations were made separately with respect to each Fund.
In addition to the information provided and discussions that occurred at the meeting at which the Board took action regarding the renewal of the Advisory Agreements, the Board also considered information it received throughout the year as part of its reg-
ular oversight of the Funds.

292 :: Form N-CSR – Items 8-11 (unaudited)
PROSHARES TRUST
Nature, Extent and Quality of the Advisor's Services
The Board reviewed the nature, extent and quality of the investment advisory services performed by the Advisor with respect to the Funds. The Board noted no significant differences between the nature and scope of services provided by the Advisor in the past year and as compared those services to be provided in the upcoming year. The Board focused on the quality of the personnel and operations at the Advisor and the systems and processes required to manage the Funds effectively. Among other things, the
Board considered the following:
the investment objective of each Fund, the Advisor’s description of the skills needed to manage each Fund and the Advi-
sor's success in achieving the investment objectives of each Fund;
the key features of the Funds, including the unique asset classes and investment strategies of certain Funds, as well as the employment of optimization/sampling techniques necessary to manage certain Funds and develop creation and re-
demption baskets for certain Funds, and the actively managed strategies utilized by certain Funds;
with respect to the Geared Funds, the fact that to maintain exposure consistent with each Geared Fund’s daily investment objective, each Geared Fund needs to be rebalanced each day, an activity not typical of traditional ETFs or index funds;
the size and experience of the Advisor’s portfolio staff and the Advisor’s ability to recruit, train and retain personnel with relevant experience and the specific expertise necessary to manage the Funds;
the structure of the Advisor’s portfolio staff compensation program and the incentives it is intended to provide;
the collateral, credit and cash management functions at the Advisor and enhancements made in these areas in recent years;
the Advisor’s development of investment strategies, including those involving the use of complex financial instruments and processes that maximize the Funds’ ability to meet their stated investment objectives and minimize counterparty risk;
the Advisor’s ability to monitor compliance with the federal securities laws, including the Securities and Exchange Com-
mission’s liquidity rule, derivatives rule and valuation requirements, among other applicable regulatory requirements;
for certain cryptocurrency-linked ETFs, the Advisor’s familiarity with digital assets and Bitcoin, Ether, Solana and XRP in particular, as well as processes related to assessing risk and liquidity with respect to investments in cryptocurrency derivatives, the Advisor’s familiarity with the market for cryptocurrency derivatives and its ability to manage the ETFs and obtain appropriate exposure in that market, the appropriateness of investing in cryptocurrency-related instruments by the Funds as exchange-traded funds and the potential benefits of a futures-based approach;
a continued investment in personnel and technology by the Advisor that would generally improve capacity and efficien-
cy;
information regarding allocation of Fund brokerage and the selection of counterparties for Fund portfolio transactions, as well as the Advisor’s ability to negotiate generally favorable terms with swap counterparties on behalf of various
Funds; and
the Advisor’s ability to manage the Funds in a tax efficient manner, which is more challenging for Geared ETFs and cryp-
tocurrency-linked ETFs than for traditional ETFs.
The Board considered that the Advisor oversees the operations of the Funds and provides compliance services to the Funds. The
Board also reviewed the Advisor’s compliance program, including specific activities associated with the Funds. The Board dis-
cussed the compliance program with the Funds’ Chief Compliance Officer (the “CCO”). The Board and the CCO discussed the CCO's evaluation of the operation of the Advisor’s compliance program and efforts with respect to the Funds, changes made to the Advi-
sor's compliance program since the CCO's last annual report to the Board, and whether the CCO believed additional enhancements to the compliance program were warranted. The Board discussed compliance issues reported to the Board during prior years and the remediation of such issues. The Board discussed key risk areas identified by the CCO and how such risks are addressed by the compliance program.
Based upon its review, the Board, including all of the Independent Trustees, concluded with respect to each Fund that (i) the investment advisory services provided by the Advisor with respect to the Fund were of high quality, (ii) the Advisor achieved the investment goals of the Fund, (iii) the Advisor's services benefited the Fund’s shareholders, particularly in light of the nature of the Fund and the services required to support each such Fund and (iv) it was generally satisfied with the nature, quality and extent of services provided by the Advisor to the Funds.

Form N-CSR – Items 8-11 (unaudited) :: 293
PROSHARES TRUST
Comparison of Services and Fees
The Advisor presented information about the fairness and reasonableness of the investment advisory fees payable to the Advisor in light of the investment advisory services provided to the Funds at the expense of the Advisor, the costs of these services and the comparability to the fees paid by other investment companies, including ETFs, and in certain cases mutual funds or other invest-
ment vehicles, offering strategies similar to the Funds. The Board discussed the methodology used to prepare the comparative fee data for each Fund and the potential limitations of such data. The Board discussed the challenges in compiling the comparative data and Peer Group information for certain Funds because, by design, many of the Funds are unique, because they are geared funds or because they are based on “thematic” strategies or newer indices or newer asset classes, and few, if any, funds offering substantially similar investment objectives and strategies exist. The Board considered the Advisor’s representation that it found the Peer Groups compiled by the independent consultant to be appropriate but acknowledged the existence of certain differences between certain Funds and their peers that may limit the usefulness of comparisons. The Board noted that the methodology used to compile the Peer Group and comparative data was substantially similar to that used in prior years and is continually re-evalu-
ated. Notwithstanding the challenge associated with Peer Group and data compilation, the Board found the comparative informa-
tion it received to be useful in its evaluation of the fairness and reasonableness of the Advisor's fees.
The Board considered that, in cases where a Fund had higher fees and expenses than other funds in its respective Peer Group, such differences reflected the Advisor’s belief, after considering relevant factors, that the fees and expenses are fair and reasonable in light of the nature and quality of the services provided and in relation to fees by funds in the Peer Group to their advisers. The Ad-
visor presented information about the significant drivers of cost and also made representations regarding the costs to investors of seeking to achieve the objectives of the Funds on their own and noted that it would be more expensive or impractical to do so.
The Board also considered the fee waiver and/or expense reimbursement arrangements currently in place for each Fund covered under the Advisory Agreement and certain Funds covered under the Unitary Fee Agreement and the net advisory fees paid by each such Fund after taking waivers and reimbursements into account.
The Board also recognized the challenges in comparing fees across fund complexes because there may be variations in services that are included in the fees paid by other ETFs.
The Board, including all of the Independent Trustees, concluded that, with respect to the Funds, the investment advisory fees and any other compensation payable to the Advisor were fair and reasonable in relation to the nature and quality of the services pro-
vided and that the continuance of each Advisory Agreement was in the best interests of the shareholders of the Funds.
Investment Performance of the Funds and the Advisor
The Board considered total return information for each operational Fund and focused on the correlation of returns to benchmark information for each Geared Fund for the 3-month, 1-year, 3-year, 5- year, 10-year and since inception periods ended June 30, 2025, as applicable. The Board also considered performance information provided at regular Board meetings throughout the year. The
Board noted that correlation of returns for each Geared Fund remained strong during the applicable periods and that Geared Fund performance when compared with target performance was generally within expected ranges. The Board further noted that Match-
ing Fund and Active Fund performance compared with benchmark index performance was also generally within expected ranges during the applicable periods. The Board noted that, given the nature of the Funds that are Matching Funds or Geared Funds, the correlation of such Fund’s performance with the performance of its underlying benchmark (or relevant inverse or multiple there-
of) was more meaningful than a Fund’s total return.
With respect to the cryptocurrency-linked Funds, the Board considered each Fund’s relative performance as compared to its re-
spective Peer Group average and benchmark index returns for each of the one-year and since inception periods ended June 30,
2025, as applicable. The Board noted that each such Fund’s performance was generally in line with the comparative Peer Groups, even if the Fund underperformed one or more of its peers for a particular period.
After reviewing the performance of the Funds, the Board, including all of the Independent Trustees, concluded that the perfor-
mance of the Funds was satisfactory.
Profitability
The Board considered and discussed the significant drivers of cost incurred by or expected to be incurred by the Advisor in man-
aging the Funds, including, but not limited to, employee compensation, information technology, intellectual capital, regulatory compliance, daily portfolio rebalancing of the Geared Funds, and entrepreneurial risk, and considered the costs that investors likely would incur if they independently sought to achieve the objectives of the Funds. The Board considered and discussed with representatives of the Advisor the profitability to the Advisor of its management of each of the Funds with respect to each Fund individually and all Funds collectively. The Board also discussed the Advisor’s profitability, including the expense allocation methodology used in the Advisor’s profitability analysis. It was noted that the methodology for determining profitability was conducted in a similar fashion as the prior year.

294 :: Form N-CSR – Items 8-11 (unaudited)
PROSHARES TRUST
Based on its review, the Board, including all of the Independent Trustees, concluded that the profitability to the Advisor was rea-
sonable in light of the services and benefits provided to each Fund.
Economies of Scale
The Board discussed with representatives of the Advisor potential economies of scale in connection with the management and op-
eration of each Fund, as well as the effect of the contractual expense limitations undertaken by the Advisor. The Board considered that each Fund covered by the Investment Advisory Agreement pays the Advisor an annual investment advisory fee of 0.75% of average daily net assets (other than the ProShares Global Listed Private Equity ETF, which pays 0.50%, and the ProShares Infla-
tion Expectations ETF, which pays 0.55%), and that, pursuant to a contractual waiver, the Advisor has agreed to reduce each such
Fund's annual investment advisory fee by 0.05% on assets in excess of $4.0 billion up to $5.5 billion, 0.10% on assets in excess of $5.5 billion up to $7.0 billion, 0.15% on assets in excess of $7.0 billion up to $8.5 billion, and 0.20% on assets in excess of $8.5 billion, through at least September 30, 2026. The Board considered that, during the fiscal period, certain Funds were subject to investment advisory fee reductions as a result of breakpoint fee reductions.
The Board considered that the Funds covered by the Unitary Fee Agreement pay a fee that remains the same (as a percentage of such a Fund’s net assets) as asset levels increase. The Board also noted that under the Unitary Fee Agreement the Advisor is contractually obligated to pay actual costs above the Unitary Fee (other than excluded costs) and that the Unitary Fee Agreement provides an effective cap on each subject Fund’s normal operating expenses, which otherwise would be higher if a Fund does not achieve sufficient size. The Board also noted the Advisor’s representation that such an arrangement provides important dis-
tribution benefits for the Funds and addresses competitive pressures within the ETF industry, particularly with “strategic” or
“matching” funds.
The Board also considered the asset levels of the other Funds that have no breakpoints in their contractual advisory fees and determined that it would not be necessary to implement breakpoints at this time. The Board noted that the asset levels of some
Funds increase and decrease, sometimes significantly, and therefore economies of scale may be elusive.
The Board considered that certain Funds may benefit from the expense limitation arrangements in place for those Funds.
The Board indicated to the Advisor that it will continue to consider and evaluate, on an ongoing basis, potential economies of scale and how Fund shareholders might benefit from those economies of scale.
Other Benefits
The Board also considered the Advisor’s non-advisory management services, including those performed under a separate Man-
agement Services Agreement for Funds covered under the Investment Advisory Agreement. The Board considered the fact that the Geared Funds’ shareholders, and the shareholders of certain Matching Funds, tend to be active traders, which adds a level of complexity to the management of those Funds as the Advisor needs to account for significant asset flows in and out of the Funds.
The Board also considered any indirect, or “fall-out,” benefits that the Advisor or its affiliates derived from their relationship to the Funds but concluded that such benefits were relatively insignificant.
Conclusions
Based on, but not limited to, the above considerations and determinations, the Board, including all of the Independent Trustees, determined that the Advisory Agreements for the Funds are fair and reasonable in light of the nature, extent and quality of the services to be performed, the fee rates to be paid, the Advisor’s expenses and such other matters as the Board considered relevant in the exercise of its business judgement. Accordingly, the Board concluded that the continuance of the Advisory Agreements was in the best interests of the shareholders of the Funds. On this basis, the Board unanimously voted in favor of the renewal of the
Advisory Agreements.

This report is submitted for the general information of the shareholders of ProShares . It is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus. To obtain the most recent month end performance information for each ETF, visit ProShares.com
.
“S&P Merger Arbitrage”, “S&P 500
®
Dividend Aristocrats
®
”, “S&P Global Core Battery Metals Index”, “S&P Strategic Futures Index”, “S&P
MidCap 400
®
Dividend Aristocrats
®
”, “S&P Technology Dividend Aristocrats
®
”, certain “S&P Select Industry Indices”, “S&P 500
®
Ex-
Energy Index”, “S&P 500
®
Ex-Financials & Real Estate Index”, “S&P 500
®
Ex-Health Care Index”, “S&P 500
®
Ex-Information Technology
Index” and “Dow Jones Brookfield Global Infrastructure Composite Index” are products of S&P Dow Jones Indices LLC and its affiliates. The “Russell 2000
®
Dividend Growth Index” and “Russell 3000
®
Dividend Elite Index” are a trademark of Russell Investment
Group. “MSCI EAFE Dividend Masters Index”, “MSCI Europe Dividend Masters Index” and “MSCI Emerging Markets Dividend Masters
Index” are service marks of MSCI. “Credit Suisse 130/30 Large Cap Index
TM
” is a trademark of Credit Suisse Securities (USA) LLC or
one of its affiliates. “Merrill Lynch Factor Model—Exchange Series”, “Merrill Lynch Factor Model
®
” and “Merrill Lynch International
TM
”
are intellectual property of Merrill Lynch, Pierce, Fenner & Smith Incorporated
TM
or its affiliates (“ BofAML ”). “ Solactive
®
” is a trademark
of Solactive AG, “CITI” is a trademark and service mark of Citigroup Inc. or its affiliates, and is used and registered throughout the world. “LPX
®
Direct Listed Private Equity Index” and “LPX
®
” are registered trademarks of LPX GmbH. “Bloomberg
®
”, “Bloomberg
Commodity Index
SM
” and the names identifying each of the individual Bloomberg Commodity Subindexes are trademarks or service marks of Bloomberg Finance L.P. and its affiliates (collectively, “Bloomberg”). “FTSE Developed Europe All Cap Index” is a trademark of the FTSE International Limited (“FTSE”). All have been licensed for use by ProShares . “FTSE
®
” is a trademark of the London Stock
Exchange plc and The Financial Times Limited and is used by FTSE International Limited (“FTSE”) under license. ProShares have not been passed on by these entities or their subsidiaries or affiliates as to their legality or suitability. ProShares are not sponsored, endorsed, sold or promoted by these entities or their subsidiaries or affiliates, and they make no representation regarding the advisability of investing in ProShares . THESE ENTITIES AND THEIR SUBSIDIARIES AND AFFILIATES MAKE NO WARRANTIES AND BEAR
NO LIABILITY WITH RESPECT TO PROSHARES.
© 2025 ProShare Advisors LLC. All rights reserved.  PSSSA1125
ProShares Trust
7272 Wisconsin Avenue, 21st Floor, Bethesda, MD 20814
866.PRO.5125 866.776.5125
ProShares.com

PROSHARES TRUST
Distributor: SEI Investments Distribution Co.
Semiannual Financial
Statements and
Additional Information
NOVEMBER 30, 2025 (UNAUDITED)
Short 7-10 Year Treasury TBX
Short 20+ Year Treasury TBF
Short Dow30
SM
DOG
Short Financials SEF
Short FTSE China 50 YXI
Short High Yield SJB
Short MidCap400 MYY
Short MSCI EAFE EFZ
Short MSCI Emerging Markets EUM
Short QQQ
®
PSQ
Short Real Estate REK
Short Russell2000 RWM
Short S&P500
®
SH
Short SmallCap600 SBB
Ultra 7-10 Year Treasury UST
Ultra 20+ Year Treasury UBT
Ultra Communication Services LTL
Ultra Consumer Discretionary UCC
Ultra Consumer Staples UGE
Ultra Dow30
SM
DDM
Ultra Energy DIG
Ultra Financials UYG
Ultra FTSE China 50 XPP
Ultra FTSE Europe UPV
Ultra Health Care RXL
Ultra High Yield UJB
Ultra Industrials UXI
Ultra Materials UYM
Ultra MidCap400 MVV
Ultra MSCI Brazil Capped UBR
Ultra MSCI EAFE EFO
Ultra MSCI Emerging Markets
EET
Ultra MSCI Japan EZJ
Ultra Nasdaq Biotechnology BIB
Ultra Nasdaq Cloud Computing SKYU
Ultra Nasdaq Cybersecurity UCYB
Ultra QQQ
®
QLD
Ultra QQQ Mega QQUP
Ultra QQQ Top 30 QQXL
Ultra Real Estate URE
Ultra Russell2000 UWM
Ultra S&P500
®
SSO
Ultra S&P 500 Equal Weight URSP
Ultra Semiconductors USD
Ultra SmallCap600 SAA
Ultra Technology ROM
Ultra Utilities UPW
UltraPro Dow30
SM
UDOW
UltraPro MidCap400 UMDD
UltraPro QQQ
®
TQQQ
UltraPro Russell2000 URTY
UltraPro S&P500
®
UPRO
UltraPro Short 20+ Year Treasury TTT
UltraPro Short Dow30
SM
SDOW
UltraPro Short MidCap400 SMDD
UltraPro Short QQQ
®
SQQQ
UltraPro Short Russell2000 SRTY
UltraPro Short S&P500
®
SPXU
UltraShort 7-10 Year Treasury PST
UltraShort 20+ Year Treasury TBT
UltraShort Consumer
Discretionary
SCC
UltraShort Consumer Staples SZK
UltraShort Dow30
SM
DXD
UltraShort Energy DUG
UltraShort Financials SKF
UltraShort FTSE China 50 FXP
UltraShort FTSE Europe EPV
UltraShort Health Care RXD
UltraShort Industrials SIJ
UltraShort Materials SMN
UltraShort MidCap400 MZZ
UltraShort MSCI Brazil Capped BZQ
UltraShort MSCI EAFE EFU
UltraShort MSCI Emerging
Markets
EEV
UltraShort MSCI Japan EWV
UltraShort Nasdaq
Biotechnology
BIS
UltraShort QQQ
®
QID
UltraShort QQQ Mega QQDN
UltraShort Real Estate SRS
UltraShort Russell2000 TWM
UltraShort S&P500
®
SDS
UltraShort Semiconductors SSG
UltraShort SmallCap600 SDD
UltraShort Technology REW
UltraShort Utilities SDP

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1 Schedule of Portfolio Investments
215 Statements of Assets and Liabilities
233 Statements of Operations
251 Statements of Changes in Net Assets
281 Financial Highlights
326 Notes to Financial Statements
360 Miscellaneous Information
363 Form N-CSR – Items 8-11

SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2025 (UNAUDITED) :: 1
PROSHARES TRUST
SCHEDULE OF PORTFOLIO INVESTMENTS

SHORT 7-10 YEAR TREASURY :: NOVEMBER 30, 2025 (UNAUDITED)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
2
TBX
::
See accompanying notes to the financial statements.
Investments
Principal
Amount Value
Short-Term Investments — 88 .3%
Repurchase Agreements (a) — 88 .3%
Repurchase Agreements
with various counterparties,
rates 2.5% - 4.08%, dated
11/28/2025, due 12/1/2025,
total to be received
$11,641,598
(Cost $11,637,838) $ 11,637,838
$ 11,637,838
Total Investments — 88.3%
(Cost $11,637,838) 11,637,838
Other assets less liabilities — 11.7% 1,541,709
Net Assets — 100.0% $ 13,179,547
(a) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the
securities subject to repurchase.
As of November 30, 2025, the gross unrealized appreciation
(depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation $ 19,338
Aggregate gross unrealized depreciation (1,412)
Net unrealized appreciation $ 17,926
Federal income tax cost $ 11,637,838
Futures Contracts Sold
Short 7-10 Year Treasury had the following open short futures contracts as of November 30, 2025:
Number of
Contracts
A
Expiration Date
A
Trading
Currency
A
Notional Amount
A
Value and
Unrealized
Depreciation
A
U.S. Treasury 10 Year Note 3 3/20/2026 U.S. Dollar $ 340,031 $ (1,412)
Swap Agreements
a
Short 7-10 Year Treasury had the following open non-exchange traded total return swap agreements as of November 30, 2025:
Notional
Amount
($)
A
Termination
Date
b
A
Counterparty
A
Rate Paid
(Received)
c
A
Reference
Instrument
A
Value and
Unrealized
Appreciation
d
($)
A
Financial
Instruments for
the Benefit of
(the Fund)/the
Counterparty
($)
A
Cash Collateral
for the
Benefit of
(the Fund)/the
Counterparty
($)
A
Net
Amount
e
($)
A
(2,020,535) 11/4/2026
Bank of
America NA (3.40)%
ICE U.S. Treasury
7-10 Year Bond Index 3,023 — — 3,023
(7,024,911) 11/4/2026 Citibank NA (3.42)%
ICE U.S. Treasury
7-10 Year Bond Index 10,523 — — 10,523
(3,814,001) 11/4/2026
Goldman Sachs
International (3.67)%
ICE U.S. Treasury
7-10 Year Bond Index 5,792 — — 5,792
(12,859,447) 19,338
Total Unrealized
Appreciation
19,338
a The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.
b Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
c Reflects the floating financing rate, as of November 30, 2025, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).
d The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statement of
Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statement of
Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statement of Assets and Liabilities.
e Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

NOVEMBER 30, 2025 (UNAUDITED) :: SHORT 20+ YEAR TREASURY
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
3
TBF
::
See accompanying notes to the financial statements.
Investments
Principal
Amount Value
Short-Term Investments — 94 .3%
Repurchase Agreements (a) — 14 .5%
Repurchase Agreements
with various counterparties,
rates 2.5% - 4.08%, dated
11/28/2025, due 12/1/2025,
total to be received $9,073,894
(Cost $9,070,963) $ 9,070,963
$ 9,070,963
U.S. Treasury Obligations — 79 .8%
U.S. Treasury Bills
3.90%, 12/26/2025 (b) 25,000,000 24,932,511
3.86%, 1/6/2026 (b) 25,000,000 24,905,325
Total U.S. Treasury Obligations
(Cost $49,836,656) 49,837,836
Total Short-Term Investments
(Cost $58,907,619) 58,908,799
Total Investments — 94.3%
(Cost $58,907,619) 58,908,799
Other assets less liabilities — 5.7% 3,571,638
Net Assets — 100.0% $ 62,480,437
(a) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the
securities subject to repurchase.
(b) The rate shown was the current yield as of November 30, 2025.
As of November 30, 2025, the gross unrealized appreciation
(depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation $ 38,581
Aggregate gross unrealized depreciation (1,113,961)
Net unrealized depreciation $ (1,075,380)
Federal income tax cost $ 58,907,619
Futures Contracts Sold
Short 20+ Year Treasury had the following open short futures contracts as of November 30, 2025:
Number of
Contracts
A
Expiration Date
A
Trading
Currency
A
Notional Amount
A
Value and
Unrealized
Depreciation
A
U.S. Treasury Long Bond 20 3/20/2026 U.S. Dollar $ 2,349,375 $ (18,163)
Swap Agreements
a
Short 20+ Year Treasury had the following open non-exchange traded total return swap agreements as of November 30, 2025:
Notional
Amount
($)
A
Termination
Date
b
A
Counterparty
A
Rate Paid
(Received)
c
A
Reference
Instrument
A
Value and
Unrealized
Appreciation /
(Depreciation)
d
($)
A
Financial
Instruments for
the Benefit of
(the Fund)/the
Counterparty
($)
A
Cash Collateral
for the
Benefit of
(the Fund)/the
Counterparty
($)
A
Net
Amount
e
($)
A
(7,598,439) 12/8/2025
Bank of
America NA (3.59)%
ICE U.S. Treasury
20+ Year Bond Index 26,186 — — 26,186
(3,472,864) 12/11/2025
Barclays Bank
PLC (3.67)%
ICE U.S. Treasury
20+ Year Bond Index 11,174 — — 11,174
(10,297,573) 12/11/2025 Citibank NA (3.44)%
ICE U.S. Treasury
20+ Year Bond Index (615,528) — 615,528 —
(12,411,903) 11/4/2026
Goldman Sachs
International (3.64)%
ICE U.S. Treasury
20+ Year Bond Index (175,131) — — (175,131)
(20,671,872) 11/4/2026
Morgan
Stanley & Co.
International plc (3.72)%
ICE U.S. Treasury
20+ Year Bond Index (236,582) — 236,582 —
(5,939,370) 11/4/2026
Societe
Generale (3.57)%
ICE U.S. Treasury
20+ Year Bond Index (68,516) — 68,516 —
(60,392,021) (1,058,397)
Total Unrealized
Appreciation
37,360
Total Unrealized
Depreciation
(1,095,757)
a The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.
b Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
c Reflects the floating financing rate, as of November 30, 2025, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

See accompanying notes to the financial statements.
SHORT 20+ YEAR TREASURY :: NOVEMBER 30, 2025 (UNAUDITED)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
4
TBF
::
d The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statement of
Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statement of
Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statement of Assets and Liabilities.
e Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

NOVEMBER 30, 2025 (UNAUDITED) :: SHORT DOW30
~
SM
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
5
DOG
::
See accompanying notes to the financial statements.
Investments
Principal
Amount Value
Short-Term Investments — 96 .2%
Repurchase Agreements (a) — 6 .6%
Repurchase Agreements
with various counterparties,
rates 2.5% - 4.08%, dated
11/28/2025, due 12/1/2025,
total to be received $8,210,035
(Cost $8,207,383) $ 8,207,383
$ 8,207,383
U.S. Treasury Obligations — 89 .6%
U.S. Treasury Bills
3.90%, 12/26/2025 (b) 25,000,000 24,932,510
3.86%, 1/6/2026 (b) 47,000,000 46,822,011
3.86%, 1/20/2026 (b) 40,000,000 39,788,938
Total U.S. Treasury Obligations
(Cost $111,540,459) 111,543,459
Total Short-Term Investments
(Cost $119,747,842) 119,750,842
Total Investments — 96.2%
(Cost $119,747,842) 119,750,842
Other assets less liabilities — 3.8% 4,747,489
Net Assets — 100.0% $ 124,498,331
(a) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the
securities subject to repurchase.
(b) The rate shown was the current yield as of November 30, 2025.
As of November 30, 2025, the gross unrealized appreciation
(depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation $ 3,041
Aggregate gross unrealized depreciation (10,051,551)
Net unrealized depreciation $ (10,048,510)
Federal income tax cost $ 119,747,842
Futures Contracts Sold
Short Dow30
SM
had the following open short futures contracts as of November 30, 2025:
Number of
Contracts
A
Expiration Date
A
Trading
Currency
A
Notional Amount
A
Value and
Unrealized
Depreciation
A
DJIA CBOT E-Mini Index 87 12/19/2025 U.S. Dollar $ 20,768,205 $ (539,046)
Swap Agreements
a
Short Dow30
SM
had the following open non-exchange traded total return swap agreements as of November 30, 2025:
Notional
Amount
($)
A
Termination
Date
b
A
Counterparty
A
Rate Paid
(Received)
c
A
Reference
Instrument
A
Value and
Unrealized
Depreciation
d
($)
A
Financial
Instruments for
the Benefit of
(the Fund)/the
Counterparty
($)
A
Cash Collateral
for the
Benefit of
(the Fund)/the
Counterparty
($)
A
Net
Amount
e
($)
A
(12,883,433) 3/8/2027
Bank of
America NA (4.79)%
Dow Jones Industrial
Average
SM
(2,198,760) — 2,198,760 —
(10,163,597) 11/4/2027
Barclays Bank
PLC (4.44)%
Dow Jones Industrial
Average
SM
(288,262) — 288,262 —
(7,443,762) 1/12/2027 BNP Paribas (4.49)%
Dow Jones Industrial
Average
SM
(2,311,525) — 2,311,525 —
(10,545,329) 3/8/2027 Citibank NA (4.64)%
Dow Jones Industrial
Average
SM
(1,886,804) — 1,886,804 —
(11,642,806) 11/6/2026
Goldman Sachs
International (4.39)%
Dow Jones Industrial
Average
SM
(619,712) — 619,712 —
(21,424,673) 11/6/2026
Societe
Generale (4.59)%
Dow Jones Industrial
Average
SM
(1,047,239) — 1,047,239 —
(29,436,355) 11/6/2026 UBS AG (4.29)%
Dow Jones Industrial
Average
SM
(1,160,162) — — (1,160,162)
(103,539,955) (9,512,464)
Total Unrealized
Depreciation
(9,512,464)
a The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.
b Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

See accompanying notes to the financial statements.
SHORT DOW30
~
SM
:: NOVEMBER 30, 2025 (UNAUDITED)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
6
DOG
::
c Reflects the floating financing rate, as of November 30, 2025, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).
d The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statement of
Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statement of
Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statement of Assets and Liabilities.
e Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

NOVEMBER 30, 2025 (UNAUDITED) :: SHORT FINANCIALS
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
7
SEF
::
See accompanying notes to the financial statements.
Investments
Principal
Amount Value
Short-Term Investments — 103 .0%
Repurchase Agreements (a) — 103 .0%
Repurchase Agreements
with various counterparties,
rates 2.5% - 4.08%, dated
11/28/2025, due 12/1/2025,
total to be received
$10,458,895
(Cost $10,455,516) $ 10,455,516
$ 10,455,516
Total Investments — 103.0%
(Cost $10,455,516) 10,455,516
Liabilities in excess of other assets — (3.0%) (301,930)
Net Assets — 100.0% $ 10,153,586
(a) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the
securities subject to repurchase.
As of November 30, 2025, the gross unrealized appreciation
(depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation $ —
Aggregate gross unrealized depreciation (2,487,530)
Net unrealized depreciation $ (2,487,530)
Federal income tax cost $ 10,455,516
Swap Agreements
a
Short Financials had the following open non-exchange traded total return swap agreements as of November 30, 2025:
Notional
Amount
($)
A
Termination
Date
b
A
Counterparty
A
Rate Paid
(Received)
c
A
Reference
Instrument
A
Value and
Unrealized
Depreciation
d
($)
A
Financial
Instruments for
the Benefit of
(the Fund)/the
Counterparty
($)
A
Cash Collateral
for the
Benefit of
(the Fund)/the
Counterparty
($)
A
Net
Amount
e
($)
A
(1,096,221) 3/8/2027
Bank of
America NA (4.34)%
S&P Financial Select
Sector Index
f
(87,823) — 65,000 (22,823)
(2,041,466) 3/6/2026
Barclays Bank
PLC (4.54)%
S&P Financial Select
Sector Index
f
(551,289) — 497,000 (54,289)
(1,174,335) 3/6/2026 BNP Paribas (4.39)%
S&P Financial Select
Sector Index
f
(442,649) — 442,649 —
(1,151,361) 4/15/2027 Citibank NA (4.29)%
S&P Financial Select
Sector Index
f
(166,998) — 166,998 —
(686,615) 3/8/2027
Goldman Sachs
International (4.14)%
S&P Financial Select
Sector Index
f
(177,568) — 58,172 (119,396)
(1,228,162) 3/6/2026
J.P. Morgan
Securities, LLC (4.54)%
S&P Financial Select
Sector Index
f
(178,066) — — (178,066)
(2,012,584) 3/6/2026
Societe
Generale (4.24)%
S&P Financial Select
Sector Index
f
(351,282) — 351,282 —
(739,129) 1/26/2026 UBS AG (4.19)%
S&P Financial Select
Sector Index
f
(531,855) — — (531,855)
(10,129,873) (2,487,530)
Total Unrealized
Depreciation
(2,487,530)
a The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.
b Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
c Reflects the floating financing rate, as of November 30, 2025, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).
d The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statement of
Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statement of
Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statement of Assets and Liabilities.
e Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.
f See the Common Stocks section of the Schedule of Portfolio Investments of ProShares Ultra Financials for the components of the underlying reference instrument and their relative weightings.

SHORT FTSE CHINA 50 :: NOVEMBER 30, 2025 (UNAUDITED)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
8
YXI
::
See accompanying notes to the financial statements.
Investments
Principal
Amount Value
Short-Term Investments — 65 .8%
Repurchase Agreements (a) — 65 .8%
Repurchase Agreements
with various counterparties,
rates 2.5% - 4.08%, dated
11/28/2025, due 12/1/2025,
total to be received $1,648,862
(Cost $1,648,328) $ 1,648,328
$ 1,648,328
Total Investments — 65.8%
(Cost $1,648,328) 1,648,328
Other assets less liabilities — 34.2% 857,526
Net Assets — 100.0% $ 2,505,854
(a) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the
securities subject to repurchase.
As of November 30, 2025, the gross unrealized appreciation
(depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation $ 124,509
Aggregate gross unrealized depreciation (250,534)
Net unrealized depreciation $ (126,025)
Federal income tax cost $ 1,648,328
Swap Agreements
a
Short FTSE China 50 had the following open non-exchange traded total return swap agreements as of November 30, 2025:
Notional
Amount
($)
A
Termination
Date
b
A
Counterparty
A
Rate Paid
(Received)
c
A
Reference
Instrument
A
Value and
Unrealized
Appreciation /
(Depreciation)
d
($)
A
Financial
Instruments for
the Benefit of
(the Fund)/the
Counterparty
($)
A
Cash Collateral
for the
Benefit of
(the Fund)/the
Counterparty
($)
A
Net
Amount
e
($)
A
(794,020) 11/6/2026
Bank of
America NA (3.19)%
iShares
®
China
Large-Cap ETF
f
23,722 — — 23,722
(412,528) 11/6/2026 Citibank NA (1.34)%
iShares
®
China
Large-Cap ETF
f
14,594 — — 14,594
(371,183) 11/6/2026
Goldman Sachs
International (3.39)%
iShares
®
China
Large-Cap ETF
f
86,193 (86,193) — —
(514,511) 11/6/2026
Societe
Generale (3.74)%
iShares
®
China
Large-Cap ETF
f
(246,269) — 246,269 —
(423,553) 11/9/2026 UBS AG (3.99)%
iShares
®
China
Large-Cap ETF
f
(4,265) — — (4,265)
(2,515,795) (126,025)
Total Unrealized
Appreciation
124,509
Total Unrealized
Depreciation
(250,534)
a The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.
b Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
c Reflects the floating financing rate, as of November 30, 2025, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).
d The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statement of
Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statement of
Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statement of Assets and Liabilities.
e Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.
f In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.

NOVEMBER 30, 2025 (UNAUDITED) :: SHORT HIGH YIELD
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
9
SJB
::
See accompanying notes to the financial statements.
Investments
Principal
Amount Value
Short-Term Investments — 88 .4%
Repurchase Agreements (a) — 7 .8%
Repurchase Agreements
with various counterparties,
rates 2.5% - 4.08%, dated
11/28/2025, due 12/1/2025,
total to be received $4,342,037
(Cost $4,340,634) $ 4,340,634
$ 4,340,634
U.S. Treasury Obligations — 80 .6%
U.S. Treasury Bills
3.86%, 1/20/2026 (b)
(Cost $44,761,875) 45,000,000 44,762,555
Total Short-Term Investments
(Cost $49,102,509) 49,103,189
Total Investments — 88.4%
(Cost $49,102,509) 49,103,189
Other assets less liabilities — 11.6% 6,422,436
Net Assets — 100.0% $ 55,525,625
(a) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the
securities subject to repurchase.
(b) The rate shown was the current yield as of November 30, 2025.
As of November 30, 2025, the gross unrealized appreciation
(depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation $ 680
Aggregate gross unrealized depreciation (6,473,737)
Net unrealized depreciation $ (6,473,057)
Federal income tax cost $ 49,102,509
Swap Agreements
a
Short High Yield had the following open non-exchange traded total return swap agreements as of November 30, 2025:
Notional
Amount
($)
A
Termination
Date
b
A
Counterparty
A
Rate Paid
(Received)
c
A
Reference
Instrument
A
Value and
Unrealized
Depreciation
d
($)
A
Financial
Instruments for
the Benefit of
(the Fund)/the
Counterparty
($)
A
Cash Collateral
for the
Benefit of
(the Fund)/the
Counterparty
($)
A
Net
Amount
e
($)
A
(3,229,533) 3/6/2026 BNP Paribas (1.89)%
iShares
®
iBoxx $ High
Yield Corporate Bond
ETF
f
(1,234,721) — 1,234,721 —
(983,075) 3/8/2027 Citibank NA (1.34)%
iShares
®
iBoxx $ High
Yield Corporate Bond
ETF
f
(206,517) — 206,517 —
(1,305,428) 11/6/2026
Goldman Sachs
International (0.89)%
iShares
®
iBoxx $ High
Yield Corporate Bond
ETF
f
(411,922) — 380,000 (31,922)
(50,066,763) 1/26/2026 UBS AG (4.19)%
iShares
®
iBoxx $ High
Yield Corporate Bond
ETF
f
(4,620,577) — — (4,620,577)
(55,584,799) (6,473,737)
Total Unrealized
Depreciation
(6,473,737)

See accompanying notes to the financial statements.
SHORT HIGH YIELD :: NOVEMBER 30, 2025 (UNAUDITED)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
10
SJB
::
a The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.
b Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
c Reflects the floating financing rate, as of November 30, 2025, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).
d The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statement of
Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statement of
Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statement of Assets and Liabilities.
e Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.
f In order to facilitate the daily valuation and final settlement of these swap transactions as of the time the Fund calculates its NAV, which differs from the time the
Fund’s underlying index is calculated, one or more exchange-traded financial products are used as the reference entity, as a surrogate for the respective underlying index.

NOVEMBER 30, 2025 (UNAUDITED) :: SHORT MIDCAP400
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
11
MYY
::
See accompanying notes to the financial statements.
Investments
Principal
Amount Value
Short-Term Investments — 103 .0%
Repurchase Agreements (a) — 103 .0%
Repurchase Agreements
with various counterparties,
rates 2.5% - 4.08%, dated
11/28/2025, due 12/1/2025,
total to be received $3,978,154
(Cost $3,976,870) $ 3,976,870
$ 3,976,870
Total Investments — 103.0%
(Cost $3,976,870) 3,976,870
Liabilities in excess of other assets — (3.0%) (116,965)
Net Assets — 100.0% $ 3,859,905
(a) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the
securities subject to repurchase.
As of November 30, 2025, the gross unrealized appreciation
(depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation $ —
Aggregate gross unrealized depreciation (799,282)
Net unrealized depreciation $ (799,282)
Federal income tax cost $ 3,976,870
Futures Contracts Sold
Short MidCap400 had the following open short futures contracts as of November 30, 2025:
Number of
Contracts
A
Expiration Date
A
Trading
Currency
A
Notional Amount
A
Value and
Unrealized
Depreciation
A
S&P Midcap 400
®
E-Mini Index 1 12/19/2025 U.S. Dollar $ 331,440 $ (552)
Swap Agreements
a
Short MidCap400 had the following open non-exchange traded total return swap agreements as of November 30, 2025:
Notional
Amount
($)
A
Termination
Date
b
A
Counterparty
A
Rate Paid
(Received)
c
A
Reference
Instrument
A
Value and
Unrealized
Depreciation
d
($)
A
Financial
Instruments for
the Benefit of
(the Fund)/the
Counterparty
($)
A
Cash Collateral
for the
Benefit of
(the Fund)/the
Counterparty
($)
A
Net
Amount
e
($)
A
(767,570) 1/12/2027
Bank of
America NA (4.64)% S&P MidCap 400
®
(64,561) — — (64,561)
(1,194,365) 4/6/2027 BNP Paribas (4.34)% S&P MidCap 400
®
(393,817) — 260,000 (133,817)
(717,942) 3/8/2027 Citibank NA (4.24)% S&P MidCap 400
®
(223,666) — 192,000 (31,666)
(846,973) 11/6/2026
Societe
Generale (4.14)% S&P MidCap 400
®
(116,686) — 116,686 —
(3,526,850) (798,730)
Total Unrealized
Depreciation
(798,730)
a The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.
b Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
c Reflects the floating financing rate, as of November 30, 2025, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).
d The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statement of
Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statement of
Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statement of Assets and Liabilities.
e Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

SHORT MSCI EAFE :: NOVEMBER 30, 2025 (UNAUDITED)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
12
EFZ
::
See accompanying notes to the financial statements.
Investments
Principal
Amount Value
Short-Term Investments — 91 .1%
Repurchase Agreements (a) — 91 .1%
Repurchase Agreements
with various counterparties,
rates 2.5% - 4.08%, dated
11/28/2025, due 12/1/2025,
total to be received $7,953,023
(Cost $7,950,453) $ 7,950,453
$ 7,950,453
Total Investments — 91.1%
(Cost $7,950,453) 7,950,453
Other assets less liabilities — 8.9% 775,238
Net Assets — 100.0% $ 8,725,691
(a) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the
securities subject to repurchase.
As of November 30, 2025, the gross unrealized appreciation
(depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation $ 1,418
Aggregate gross unrealized depreciation (2,093,217)
Net unrealized depreciation $ (2,091,799)
Federal income tax cost $ 7,950,453
Swap Agreements
a
Short MSCI EAFE had the following open non-exchange traded total return swap agreements as of November 30, 2025:
Notional
Amount
($)
A
Termination
Date
b
A
Counterparty
A
Rate Paid
(Received)
c
A
Reference
Instrument
A
Value and
Unrealized
Appreciation /
(Depreciation)
d
($)
A
Financial
Instruments for
the Benefit of
(the Fund)/the
Counterparty
($)
A
Cash Collateral
for the
Benefit of
(the Fund)/the
Counterparty
($)
A
Net
Amount
e
($)
A
(266,505) 11/6/2026 Citibank NA (3.69)%
iShares
®
MSCI EAFE
ETF
f
1,418 — — 1,418
(1,786,570) 11/6/2026
Goldman Sachs
International (3.74)%
iShares
®
MSCI EAFE
ETF
f
(553,200) — 553,200 —
(793,592) 11/6/2026
Societe
Generale (3.39)%
iShares
®
MSCI EAFE
ETF
f
(572,126) — 572,126 —
(5,890,744) 11/6/2026 UBS AG (3.79)%
iShares
®
MSCI EAFE
ETF
f
(967,891) — — (967,891)
(8,737,411) (2,091,799)
Total Unrealized
Appreciation
1,418
Total Unrealized
Depreciation
(2,093,217)
a The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.
b Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
c Reflects the floating financing rate, as of November 30, 2025, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).
d The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statement of
Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statement of
Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statement of Assets and Liabilities.
e Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.
f In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.

NOVEMBER 30, 2025 (UNAUDITED) :: SHORT MSCI EMERGING MARKETS
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
13
EUM
::
See accompanying notes to the financial statements.
Investments
Principal
Amount Value
Short-Term Investments — 79 .2%
Repurchase Agreements (a) — 79 .2%
Repurchase Agreements
with various counterparties,
rates 2.5% - 4.08%, dated
11/28/2025, due 12/1/2025,
total to be received $6,942,077
(Cost $6,939,837) $ 6,939,837
$ 6,939,837
Total Investments — 79.2%
(Cost $6,939,837) 6,939,837
Other assets less liabilities — 20.8% 1,826,156
Net Assets — 100.0% $ 8,765,993
(a) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the
securities subject to repurchase.
As of November 30, 2025, the gross unrealized appreciation
(depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation $ 9,758
Aggregate gross unrealized depreciation (2,118,550)
Net unrealized depreciation $ (2,108,792)
Federal income tax cost $ 6,939,837
Swap Agreements
a
Short MSCI Emerging Markets had the following open non-exchange traded total return swap agreements as of November 30, 2025:
Notional
Amount
($)
A
Termination
Date
b
A
Counterparty
A
Rate Paid
(Received)
c
A
Reference
Instrument
A
Value and
Unrealized
Appreciation /
(Depreciation)
d
($)
A
Financial
Instruments for
the Benefit of
(the Fund)/the
Counterparty
($)
A
Cash Collateral
for the
Benefit of
(the Fund)/the
Counterparty
($)
A
Net
Amount
e
($)
A
(5,270,962) 11/6/2026
Bank of
America NA (3.84)%
iShares
®
MSCI
Emerging Markets
ETF
f
(1,256,855) — 1,256,855 —
(755,709) 11/6/2026 Citibank NA (3.54)%
iShares
®
MSCI
Emerging Markets
ETF
f
9,758 — — 9,758
(517,449) 11/6/2026
Goldman Sachs
International (3.54)%
iShares
®
MSCI
Emerging Markets
ETF
f
(98,281) — 49,000 (49,281)
(1,394,481) 11/6/2026
Societe
Generale (3.64)%
iShares
®
MSCI
Emerging Markets
ETF
f
(545,419) — 545,419 —
(834,642) 11/6/2026 UBS AG (3.79)%
iShares
®
MSCI
Emerging Markets
ETF
f
(217,995) — — (217,995)
(8,773,243) (2,108,792)
Total Unrealized
Appreciation
9,758
Total Unrealized
Depreciation
(2,118,550)
a The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.
b Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
c Reflects the floating financing rate, as of November 30, 2025, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).
d The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statement of
Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statement of
Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statement of Assets and Liabilities.
e Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.
f In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.

SHORT QQQ
®
:: NOVEMBER 30, 2025 (UNAUDITED)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
14
PSQ
::
See accompanying notes to the financial statements.
Investments
Principal
Amount Value
Short-Term Investments — 109 .7%
Repurchase Agreements (a) — 61 .7%
Repurchase Agreements
with various counterparties,
rates 2.5% - 4.08%, dated
11/28/2025, due 12/1/2025,
total to be received
$448,791,817
(Cost $448,646,877) $ 448,646,877
$ 448,646,877
U.S. Treasury Obligations (b) — 48 .0%
U.S. Treasury Bills
4.05%, 12/4/2025 (c) 200,000,000 199,935,584
3.86%, 1/6/2026 (c) 50,000,000 49,810,650
3.84%, 1/20/2026 (c) 50,000,000 49,736,172
3.81%, 2/19/2026 (c) 50,000,000 49,588,822
Total U.S. Treasury Obligations
(Cost $349,056,326) 349,071,228
Total Short-Term Investments
(Cost $797,703,203) 797,718,105
Total Investments — 109.7%
(Cost $797,703,203) 797,718,105
Liabilities in excess of other assets — (9.7%) (70,827,666)
Net Assets — 100.0% $ 726,890,439
(a) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the
securities subject to repurchase.
(b) All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $102,016,240.
(c) The rate shown was the current yield as of November 30, 2025.
As of November 30, 2025, the gross unrealized appreciation
(depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation $ 2,429,427
Aggregate gross unrealized depreciation (78,579,883)
Net unrealized depreciation $ (76,150,456)
Federal income tax cost $ 797,703,203
Futures Contracts Sold
Short QQQ
®
had the following open short futures contracts as of November 30, 2025:
Number of
Contracts
A
Expiration Date
A
Trading
Currency
A
Notional Amount
A
Value and
Unrealized
Depreciation
A
Nasdaq 100 E-Mini Index 97 12/19/2025 U.S. Dollar $ 49,435,080 $ (2,094,833)

See accompanying notes to the financial statements.
NOVEMBER 30, 2025 (UNAUDITED) :: SHORT QQQ
®
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
15
PSQ
::
Swap Agreements
a
Short QQQ
®
had the following open non-exchange traded total return swap agreements as of November 30, 2025:
Notional
Amount
($)
A
Termination
Date
b
A
Counterparty
A
Rate Paid
(Received)
c
A
Reference
Instrument
A
Value and
Unrealized
Appreciation /
(Depreciation)
d
($)
A
Financial
Instruments for
the Benefit of
(the Fund)/the
Counterparty
($)
A
Cash Collateral
for the
Benefit of
(the Fund)/the
Counterparty
($)
A
Net
Amount
e
($)
A
(47,003,677) 3/8/2027
Bank of
America NA (4.74)% Nasdaq-100 Index
®
(6,156,764) 6,156,764 — —
(65,800,060) 11/4/2027
Barclays Bank
PLC (4.44)% Nasdaq-100 Index
®
(1,965,754) 1,965,754 — —
(67,351,589) 11/4/2027 BNP Paribas (4.59)% Nasdaq-100 Index
®
(3,299,877) 3,299,877 — —
(164,334,824) 11/4/2027 Citibank NA (4.74)% Nasdaq-100 Index
®
(2,052,272) 2,052,272 — —
(114,914,833) 11/6/2026
Goldman Sachs
International (4.39)% Nasdaq-100 Index
®
(12,374,656) 12,374,656 — —
(38,839,077) 4/6/2027
J.P. Morgan
Securities, LLC (4.44)% Nasdaq-100 Index
®
(15,231,345) 15,231,345 — —
(32,632,964) 1/12/2027
Morgan
Stanley & Co.
International plc (4.24)% Nasdaq-100 Index
®
(5,855,907) 5,855,907 — —
(37,287,549) 4/6/2027
Nomura Global
Financial
Products Inc. (4.59)% Nasdaq-100 Index
®
(15,470,543) 15,470,543 — —
(47,054,546) 11/6/2026
Societe
Generale (4.69)% Nasdaq-100 Index
®
2,414,525 (2,414,525) — —
(61,443,776) 11/6/2026 UBS AG (4.41)% Nasdaq-100 Index
®
(14,077,932) — — (14,077,932)
(676,662,895) (74,070,525)
Total Unrealized
Appreciation
2,414,525
Total Unrealized
Depreciation
(76,485,050)
a The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.
b Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
c Reflects the floating financing rate, as of November 30, 2025, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).
d The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statement of
Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statement of
Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statement of Assets and Liabilities.
e Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

SHORT REAL ESTATE :: NOVEMBER 30, 2025 (UNAUDITED)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
16
REK
::
See accompanying notes to the financial statements.
Investments
Principal
Amount Value
Short-Term Investments — 90 .3%
Repurchase Agreements (a) — 90 .3%
Repurchase Agreements
with various counterparties,
rates 2.5% - 4.08%, dated
11/28/2025, due 12/1/2025,
total to be received
$10,152,728
(Cost $10,149,451) $ 10,149,451
$ 10,149,451
Total Investments — 90.3%
(Cost $10,149,451) 10,149,451
Other assets less liabilities — 9.7% 1,095,366
Net Assets — 100.0% $ 11,244,817
(a) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the
securities subject to repurchase.
As of November 30, 2025, the gross unrealized appreciation
(depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation $ 33,968
Aggregate gross unrealized depreciation (459,444)
Net unrealized depreciation $ (425,476)
Federal income tax cost $ 10,149,451
Swap Agreements
a
Short Real Estate had the following open non-exchange traded total return swap agreements as of November 30, 2025:
Notional
Amount
($)
A
Termination
Date
b
A
Counterparty
A
Rate Paid
(Received)
c
A
Reference
Instrument
A
Value and
Unrealized
Appreciation /
(Depreciation)
d
($)
A
Financial
Instruments for
the Benefit of
(the Fund)/the
Counterparty
($)
A
Cash Collateral
for the
Benefit of
(the Fund)/the
Counterparty
($)
A
Net
Amount
e
($)
A
(2,688,129) 3/8/2027
Bank of
America NA (4.39)%
S&P Real Estate
Select Sector Index
f
(3,215) — 3,215 —
(1,429,382) 3/6/2026 BNP Paribas (4.39)%
S&P Real Estate
Select Sector Index
f
(246,543) — 246,543 —
(1,325,286) 4/15/2027 Citibank NA (4.34)%
S&P Real Estate
Select Sector Index
f
(109,360) — 109,360 —
(1,330,389) 3/8/2027
Goldman Sachs
International (4.14)%
S&P Real Estate
Select Sector Index
f
33,968 — — 33,968
(2,206,429) 3/8/2027
Societe
Generale (4.19)%
S&P Real Estate
Select Sector Index
f
(5,845) — 5,845 —
(2,237,046) 3/8/2027 UBS AG (4.19)%
S&P Real Estate
Select Sector Index
f
(94,481) — — (94,481)
(11,216,661) (425,476)
Total Unrealized
Appreciation
33,968
Total Unrealized
Depreciation
(459,444)
a The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.
b Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
c Reflects the floating financing rate, as of November 30, 2025, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).
d The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statement of
Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statement of
Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statement of Assets and Liabilities.
e Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.
f See the Common Stocks section of the Schedule of Portfolio Investments of ProShares Ultra Real Estate for the components of the underlying reference instrument and their relative weightings.

NOVEMBER 30, 2025 (UNAUDITED) :: SHORT RUSSELL2000
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
17
RWM
::
See accompanying notes to the financial statements.
Investments
Principal
Amount Value
Short-Term Investments — 97 .3%
Repurchase Agreements (a) — 16 .8%
Repurchase Agreements
with various counterparties,
rates 2.5% - 4.08%, dated
11/28/2025, due 12/1/2025,
total to be received
$26,141,263
(Cost $26,132,821) $ 26,132,821
$ 26,132,821
U.S. Treasury Obligations — 80 .5%
U.S. Treasury Bills
3.98%, 12/2/2025 (b) 100,000,000 99,989,108
3.86%, 1/6/2026 (b) 25,000,000 24,905,325
Total U.S. Treasury Obligations
(Cost $124,893,116) 124,894,433
Total Short-Term Investments
(Cost $151,025,937) 151,027,254
Total Investments — 97.3%
(Cost $151,025,937) 151,027,254
Other assets less liabilities — 2.7% 4,153,830
Net Assets — 100.0% $ 155,181,084
(a) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the
securities subject to repurchase.
(b) The rate shown was the current yield as of November 30, 2025.
As of November 30, 2025, the gross unrealized appreciation
(depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation $ 1,317
Aggregate gross unrealized depreciation (18,788,168)
Net unrealized depreciation $ (18,786,851)
Federal income tax cost $ 151,025,937
Futures Contracts Sold
Short Russell2000 had the following open short futures contracts as of November 30, 2025:
Number of
Contracts
A
Expiration Date
A
Trading
Currency
A
Notional Amount
A
Value and
Unrealized
Depreciation
A
Russell 2000
®
E-mini Index 216 12/19/2025 U.S. Dollar $ 27,055,080 $ (1,098,673)
Swap Agreements
a
Short Russell2000 had the following open non-exchange traded total return swap agreements as of November 30, 2025:
Notional
Amount
($)
A
Termination
Date
b
A
Counterparty
A
Rate Paid
(Received)
c
A
Reference
Instrument
A
Value and
Unrealized
Depreciation
d
($)
A
Financial
Instruments for
the Benefit of
(the Fund)/the
Counterparty
($)
A
Cash Collateral
for the
Benefit of
(the Fund)/the
Counterparty
($)
A
Net
Amount
e
($)
A
(16,790,387) 11/4/2027
Bank of
America NA (4.29)% Russell 2000
®
Index (504,300) — 504,300 —
(29,280,035) 11/4/2027
Barclays Bank
PLC (4.34)% Russell 2000
®
Index (901,803) — 901,803 —
(5,993,531) 1/12/2027 BNP Paribas (4.29)% Russell 2000
®
Index (2,126,688) — 2,126,688 —
(16,732,878) 3/8/2027 Citibank NA (4.14)% Russell 2000
®
Index (3,326,816) — 3,326,816 —
(881,231) 11/6/2026
Goldman Sachs
International (4.04)% Russell 2000
®
Index (1,061,730) — 1,061,730 —
(31,735,458) 11/6/2026
Societe
Generale (4.24)% Russell 2000
®
Index (7,165,807) — 7,165,807 —
(26,706,245) 11/6/2026 UBS AG (4.19)% Russell 2000
®
Index (2,602,351) — — (2,602,351)
(128,119,765) (17,689,495)
Total Unrealized
Depreciation
(17,689,495)
a The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.
b Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
c Reflects the floating financing rate, as of November 30, 2025, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).
d The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statement of
Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statement of
Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statement of Assets and Liabilities.

See accompanying notes to the financial statements.
SHORT RUSSELL2000 :: NOVEMBER 30, 2025 (UNAUDITED)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
18
RWM
::
e Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

NOVEMBER 30, 2025 (UNAUDITED) :: SHORT S&P500
®
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
19
SH
::
See accompanying notes to the financial statements.
Investments
Principal
Amount Value
Short-Term Investments — 122 .0%
Repurchase Agreements (a) — 14 .8%
Repurchase Agreements
with various counterparties,
rates 2.5% - 4.08%, dated
11/28/2025, due 12/1/2025,
total to be received
$153,861,749
(Cost $153,812,058) $ 153,812,058
$ 153,812,058
U.S. Treasury Obligations (b) — 107 .2%
U.S. Treasury Bills
3.98%, 12/2/2025 (c) 200,000,000 199,978,215
3.91%, 12/18/2025 (c) 550,000,000 548,986,174
3.90%, 12/26/2025 (c) 50,000,000 49,865,021
3.86%, 1/6/2026 (c) 50,000,000 49,810,650
3.85%, 1/20/2026 (c) 265,000,000 263,601,712
Total U.S. Treasury Obligations
(Cost $1,112,239,473) 1,112,241,772
Total Short-Term Investments
(Cost $1,266,051,531) 1,266,053,830
Total Investments — 122.0%
(Cost $1,266,051,531) 1,266,053,830
Liabilities in excess of other assets — (22.0%) (228,088,673)
Net Assets — 100.0% $ 1,037,965,157
(a) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the
securities subject to repurchase.
(b) All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $271,293,105.
(c) The rate shown was the current yield as of November 30, 2025.
As of November 30, 2025, the gross unrealized appreciation
(depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation $ 8,916
Aggregate gross unrealized depreciation (249,481,672)
Net unrealized depreciation $ (249,472,756)
Federal income tax cost $ 1,266,051,531
Futures Contracts Sold
Short S&P500
®
had the following open short futures contracts as of November 30, 2025:
Number of
Contracts
A
Expiration Date
A
Trading
Currency
A
Notional Amount
A
Value and
Unrealized
Depreciation
A
S&P 500
®
E-Mini Index 377 12/19/2025 U.S. Dollar $ 129,301,575 $ (3,406,672)
Swap Agreements
a
Short S&P500
®
had the following open non-exchange traded total return swap agreements as of November 30, 2025:
Notional
Amount
($)
A
Termination
Date
b
A
Counterparty
A
Rate Paid
(Received)
c
A
Reference
Instrument
A
Value and
Unrealized
Depreciation
d
($)
A
Financial
Instruments for
the Benefit of
(the Fund)/the
Counterparty
($)
A
Cash Collateral
for the
Benefit of
(the Fund)/the
Counterparty
($)
A
Net
Amount
e
($)
A
(139,721,436) 3/8/2027
Bank of
America NA (4.59)% S&P 500
®
(39,155,617) 39,155,617 — —
(131,591,566) 3/6/2026
Barclays Bank
PLC (4.44)% S&P 500
®
(25,171,009) 25,171,009 — —
(103,934,941) 1/12/2027 BNP Paribas (4.49)% S&P 500
®
(28,247,399) 28,247,399 — —
(128,913,572) 3/5/2026 Citibank NA (4.39)% S&P 500
®
(35,880,437) 35,880,437 — —
(79,826,144) 11/6/2026
Goldman Sachs
International (4.39)% S&P 500
®
(29,007,773) 29,007,773 — —
(96,647,509) 4/6/2027
J.P. Morgan
Securities, LLC (4.34)% S&P 500
®
(40,803,188) 40,803,188 — —
(34,444,074) 1/12/2027
Morgan
Stanley & Co.
International plc (4.24)% S&P 500
®
(8,489,598) 8,489,598 — —
(60,833,617) 11/6/2026
Societe
Generale (4.59)% S&P 500
®
(16,011,992) 16,011,992 — —
(132,548,439) 4/7/2026 UBS AG (4.41)% S&P 500
®
(23,301,370) — — (23,301,370)
(908,461,298) (246,068,383)
Total Unrealized
Depreciation
(246,068,383)

See accompanying notes to the financial statements.
SHORT S&P500
®
:: NOVEMBER 30, 2025 (UNAUDITED)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
20
SH
::
a
The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.
b Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
c Reflects the floating financing rate, as of November 30, 2025, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).
d The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statement of
Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statement of
Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statement of Assets and Liabilities.
e Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

NOVEMBER 30, 2025 (UNAUDITED) :: SHORT SMALLCAP600
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
21
SBB
::
See accompanying notes to the financial statements.
Investments
Principal
Amount Value
Short-Term Investments — 90 .3%
Repurchase Agreements (a) — 90 .3%
Repurchase Agreements
with various counterparties,
rates 2.5% - 4.08%, dated
11/28/2025, due 12/1/2025,
total to be received $5,117,700
(Cost $5,116,047) $ 5,116,047
$ 5,116,047
Total Investments — 90.3%
(Cost $5,116,047) 5,116,047
Other assets less liabilities — 9.7% 549,648
Net Assets — 100.0% $ 5,665,695
(a) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the
securities subject to repurchase.
As of November 30, 2025, the gross unrealized appreciation
(depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation $ —
Aggregate gross unrealized depreciation (566,430)
Net unrealized depreciation $ (566,430)
Federal income tax cost $ 5,116,047
Swap Agreements
a
Short SmallCap600 had the following open non-exchange traded total return swap agreements as of November 30, 2025:
Notional
Amount
($)
A
Termination
Date
b
A
Counterparty
A
Rate Paid
(Received)
c
A
Reference
Instrument
A
Value and
Unrealized
Depreciation
d
($)
A
Financial
Instruments for
the Benefit of
(the Fund)/the
Counterparty
($)
A
Cash Collateral
for the
Benefit of
(the Fund)/the
Counterparty
($)
A
Net
Amount
e
($)
A
(1,627,601) 11/4/2027
Bank of
America NA (4.39)% S&P SmallCap 600
®
(45,837) — 45,837 —
(1,346,523) 3/8/2027 Citibank NA (4.24)% S&P SmallCap 600
®
(120,383) — 64,000 (56,383)
(1,243,510) 11/6/2026
Societe
Generale (3.94)% S&P SmallCap 600
®
(104,167) — 104,167 —
(1,445,121) 1/26/2026 UBS AG (4.19)% S&P SmallCap 600
®
(296,043) — — (296,043)
(5,662,755) (566,430)
Total Unrealized
Depreciation
(566,430)
a The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.
b Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
c Reflects the floating financing rate, as of November 30, 2025, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).
d The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statement of
Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statement of
Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statement of Assets and Liabilities.
e Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

ULTRA 7-10 YEAR TREASURY :: NOVEMBER 30, 2025 (UNAUDITED)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
22
UST
::
See accompanying notes to the financial statements.
Investments
Principal
Amount Value
Short-Term Investments — 96 .6%
Repurchase Agreements (a) — 96 .6%
Repurchase Agreements
with various counterparties,
rates 2.5% - 4.08%, dated
11/28/2025, due 12/1/2025,
total to be received
$36,844,110
(Cost $36,832,214) $ 36,832,214
$ 36,832,214
Total Investments — 96.6%
(Cost $36,832,214) 36,832,214
Other assets less liabilities — 3.4% 1,291,674
Net Assets — 100.0% $ 38,123,888
(a) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the
securities subject to repurchase.
As of November 30, 2025, the gross unrealized appreciation
(depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation $ 301,954
Aggregate gross unrealized depreciation (254,152)
Net unrealized appreciation $ 47,802
Federal income tax cost $ 36,832,214
Futures Contracts Purchased
Ultra 7-10 Year Treasury had the following open long futures contracts as of November 30, 2025:
Number of
Contracts
AAAAAA
Expiration Date
AAAAAA
Trading
Currency
AA
Notional Amount
AAAAAA
Value and
Unrealized
Appreciation
AAAAAA
U.S. Treasury 10 Year Note 6 3/20/2026 U.S. Dollar $ 680,063 $ 2,708
Swap Agreements
a
Ultra 7-10 Year Treasury had the following open non-exchange traded total return swap agreements as of November 30, 2025:
Notional
Amount
($)
A
Termination
Date
b
A
Counterparty
A
Rate Paid
(Received)
c
A
Reference
Instrument
A
Value and
Unrealized
Appreciation /
(Depreciation)
d
($)
A
Financial
Instruments for
the Benefit of
(the Fund)/the
Counterparty
($)
A
Cash Collateral
for the
Benefit of
(the Fund)/the
Counterparty
($)
A
Net
Amount
e
($)
A
19,546,410 12/8/2025
Bank of
America NA 3.40%
ICE U.S. Treasury
7-10 Year Bond Index 170,230 — — 170,230
36,725,685 12/11/2025 Citibank NA 3.74%
ICE U.S. Treasury
7-10 Year Bond Index (254,152) — 254,152 —
19,412,339 11/4/2026
Goldman Sachs
International 3.67%
ICE U.S. Treasury
7-10 Year Bond Index 129,016 — — 129,016
75,684,434 45,094
Total Unrealized
Appreciation
299,246
Total Unrealized
Depreciation
(254,152)
a The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.
b Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
c Reflects the floating financing rate, as of November 30, 2025, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).
d The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statement of
Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statement of
Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statement of Assets and Liabilities.
e Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

NOVEMBER 30, 2025 (UNAUDITED) :: ULTRA 20+ YEAR TREASURY
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
23
UBT
::
See accompanying notes to the financial statements.
Investments
Principal
Amount Value
Short-Term Investments — 95 .2%
Repurchase Agreements (a) — 49 .0%
Repurchase Agreements
with various counterparties,
rates 2.5% - 4.08%, dated
11/28/2025, due 12/1/2025,
total to be received
$47,608,799
(Cost $47,593,423) $ 47,593,423
$ 47,593,423
U.S. Treasury Obligations — 46 .2%
U.S. Treasury Bills
3.89%, 12/23/2025 (b)
(Cost $44,893,548) 45,000,000 44,892,924
Total Short-Term Investments
(Cost $92,486,971) 92,486,347
Total Investments — 95.2%
(Cost $92,486,971) 92,486,347
Other assets less liabilities — 4.8% 4,625,958
Net Assets — 100.0% $ 97,112,305
(a) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the
securities subject to repurchase.
(b) The rate shown was the current yield as of November 30, 2025.
As of November 30, 2025, the gross unrealized appreciation
(depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation $ 892,109
Aggregate gross unrealized depreciation (6,722,770)
Net unrealized depreciation $ (5,830,661)
Federal income tax cost $ 92,486,971
Futures Contracts Purchased
Ultra 20+ Year Treasury had the following open long futures contracts as of November 30, 2025:
Number of
Contracts
AAAAAA
Expiration Date
AAAAAA
Trading
Currency
AA
Notional Amount
AAAAAA
Value and
Unrealized
Appreciation
AAAAAA
U.S. Treasury Long Bond 34 3/20/2026 U.S. Dollar $ 3,993,938 $ 29,686
Swap Agreements
a
Ultra 20+ Year Treasury had the following open non-exchange traded total return swap agreements as of November 30, 2025:
Notional
Amount
($)
A
Termination
Date
b
A
Counterparty
A
Rate Paid
(Received)
c
A
Reference
Instrument
A
Value and
Unrealized
Appreciation /
(Depreciation)
d
($)
A
Financial
Instruments for
the Benefit of
(the Fund)/the
Counterparty
($)
A
Cash Collateral
for the
Benefit of
(the Fund)/the
Counterparty
($)
A
Net
Amount
e
($)
A
37,976,319 12/8/2025
Bank of
America NA 3.59%
ICE U.S. Treasury
20+ Year Bond Index (2,994,238) — 2,994,238 —
44,937,920 12/11/2025
Barclays Bank
PLC 4.11%
ICE U.S. Treasury
20+ Year Bond Index (1,343,045) — 1,343,045 —
30,461,171 12/11/2025 Citibank NA 3.81%
ICE U.S. Treasury
20+ Year Bond Index (2,384,863) — 2,384,863 —
37,115,672 11/4/2026
Goldman Sachs
International 3.64%
ICE U.S. Treasury
20+ Year Bond Index 405,145 (371,304) — 33,841
40,912,981 11/4/2026
Societe
Generale 4.14%
ICE U.S. Treasury
20+ Year Bond Index 457,278 — — 457,278
191,404,063 (5,859,723)
Total Unrealized
Appreciation
862,423
Total Unrealized
Depreciation
(6,722,146)
a The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.
b Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
c Reflects the floating financing rate, as of November 30, 2025, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).
d The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statement of
Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statement of
Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statement of Assets and Liabilities.

See accompanying notes to the financial statements.
ULTRA 20+ YEAR TREASURY :: NOVEMBER 30, 2025 (UNAUDITED)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
24
UBT
::
e Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

NOVEMBER 30, 2025 (UNAUDITED) :: ULTRA COMMUNICATION SERVICES
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
25
LTL
::
See accompanying notes to the financial statements.
Investments
Shares Value
Common Stocks (a) — 73 .2%
Diversified Telecommunication Services — 6.4%
AT&T, Inc. 21,115 $ 549,412
Verizon Communications, Inc. 13,702 563,289
1,112,701
Entertainment — 22.4%
Electronic Arts, Inc. 2,933 592,554
Live Nation Entertainment, Inc.* 3,487 458,366
Netflix, Inc.* 6,330 680,981
Take-Two Interactive Software,
Inc.* 2,280 561,040
TKO Group Holdings, Inc.,
Class
a
A 1,525 295,682
Walt Disney Co. (The) 5,163 539,379
Warner Bros Discovery, Inc.* 32,750 786,000
3,914,002
Interactive Media & Services — 25.9%
Alphabet, Inc., Class
a
A 4,592 1,470,267
Alphabet, Inc., Class
a
C 3,685 1,179,642
Match Group, Inc. 5,321 177,243
Meta Platforms, Inc., Class
a
A 2,633 1,706,052
4,533,204
Media — 15.5%
Charter Communications, Inc.,
Class
a
A* 2,053 410,846
Comcast Corp., Class
a
A 18,822 502,359
Fox Corp., Class
a
A 4,642 304,051
Fox Corp., Class
a
B 3,280 191,093
News Corp., Class
a
A 8,320 213,658
News Corp., Class
a
B 2,750 80,932
Omnicom Group, Inc. 7,065 505,995
Paramount Skydance Corp.,
Class
a
B(b) 6,828 109,385
Trade Desk, Inc. (The), Class
a
A* 9,851 389,706
2,708,025
Wireless Telecommunication Services — 3.0%
T-Mobile US, Inc. 2,490 520,435
Total Common Stocks
(Cost $12,357,318)
12,788,367
Securities Lending Reinvestments (c) — 0 .6%
Investment Companies — 0 .6%
Invesco Government & Agency Portfolio,
Institutional Class 3.91% (d)
(Cost $99,856) 99,856 99,856
Investments
Principal
Amount Value
Short-Term Investments — 9 .2%
Repurchase Agreements (e) — 9 .2%
Repurchase Agreements
with various counterparties,
rates 2.5% - 4.08%, dated
11/28/2025, due 12/1/2025,
total to be received $1,599,540
(Cost $1,599,024) $ 1,599,024
$ 1,599,024
Total Investments — 83.0%
(Cost $14,056,198) 14,487,247
Other assets less liabilities — 17.0% 2,976,977
Net Assets — 100.0% $ 17,464,224
* Non-income producing security.
(a) All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $51,188.
(b) The security or a portion of this security is on loan at November
30, 2025. The total value of securities on loan at November
30, 2025 was $98,443, collateralized in the form of cash with a value of $99,856 that was reinvested in the securities shown in the Securities Lending Reinvestment section of the Schedule of
Portfolio Investments.
(c) The security was purchased with cash collateral held from securities on loan at November 30, 2025. The total value of
securities purchased was $99,856.
(d) Rate shown is the 7-day yield as of November 30, 2025.
(e) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the
securities subject to repurchase.
As of November 30, 2025, the gross unrealized appreciation
(depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation $ 2,231,588
Aggregate gross unrealized depreciation (1,037,665)
Net unrealized appreciation $ 1,193,923
Federal income tax cost $ 14,189,459

See accompanying notes to the financial statements.
ULTRA COMMUNICATION SERVICES :: NOVEMBER 30, 2025 (UNAUDITED)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
26
LTL
::
Swap Agreements
a
Ultra Communication Services had the following open non-exchange traded total return swap agreements as of November 30, 2025:
Notional
Amount
($)
A
Termination
Date
b
A
Counterparty
A
Rate Paid
(Received)
c
A
Reference
Instrument
A
Value and
Unrealized
Appreciation /
(Depreciation)
d
($)
A
Financial
Instruments for
the Benefit of
(the Fund)/the
Counterparty
($)
A
Cash Collateral
for the
Benefit of
(the Fund)/the
Counterparty
($)
A
Net
Amount
e
($)
A
4,742,218 4/15/2027
Bank of
America NA 4.89%
S&P Communication
Services Select
Sector Index
f
(33,133) — 33,133 —
4,250,295 11/6/2026 BNP Paribas 4.79%
S&P Communication
Services Select
Sector Index
f
292,254 (242,495) — 49,759
3,921,542 11/15/2027
Goldman Sachs
International 4.64%
S&P Communication
Services Select
Sector Index
f
35,424 — — 35,424
4,190,084 11/6/2026
Societe
Generale 4.94%
S&P Communication
Services Select
Sector Index
f
94,995 — — 94,995
5,002,932 11/6/2026 UBS AG 4.69%
S&P Communication
Services Select
Sector Index
f
506,595 (291,778) — 214,817
22,107,071 896,135
Total Unrealized
Appreciation
929,268
Total Unrealized
Depreciation
(33,133)
a The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.
b Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
c Reflects the floating financing rate, as of November 30, 2025, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).
d The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statement of
Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statement of
Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statement of Assets and Liabilities.
e Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.
f See the Common Stocks section of the preceding Schedule of Portfolio Investments for the representative components of the underlying reference instrument and their relative weightings.

NOVEMBER 30, 2025 (UNAUDITED) :: ULTRA CONSUMER DISCRETIONARY
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
27
UCC
::
See accompanying notes to the financial statements.
Investments
Shares Value
Common Stocks (a) — 73 .7%
Automobile Components — 0.3%
Aptiv plc* 560 $ 43,428
Automobiles — 17.1%
Ford Motor Co. 10,047 133,424
General Motors Co. 2,447 179,904
Tesla, Inc.* 5,096 2,192,146
2,505,474
Broadline Retail — 17.6%
Amazon.com, Inc.* 10,636 2,480,528
eBay, Inc. 1,175 97,278
2,577,806
Distributors — 0.6%
Genuine Parts Co. 358 46,683
LKQ Corp. 661 19,625
Pool Corp. 84 20,463
86,771
Hotels, Restaurants & Leisure — 17.6%
Airbnb, Inc., Class
a
A* 1,103 129,040
Booking Holdings, Inc. 83 407,919
Carnival Corp.* 2,791 71,952
Chipotle Mexican Grill, Inc.,
Class
a
A* 3,446 118,956
Darden Restaurants, Inc. 301 54,054
Domino's Pizza, Inc. 80 33,570
DoorDash, Inc., Class
a
A* 951 188,650
Expedia Group, Inc. 304 77,730
Hilton Worldwide Holdings, Inc. 605 172,443
Las Vegas Sands Corp. 794 54,119
Marriott International, Inc.,
Class
a
A 579 176,473
McDonald's Corp. 1,567 488,622
MGM Resorts International* 525 18,527
Norwegian Cruise Line Holdings
Ltd.* 1,162 21,451
Royal Caribbean Cruises Ltd. 649 172,796
Starbucks Corp. 2,922 254,535
Wynn Resorts Ltd. 217 27,924
Yum! Brands, Inc. 713 109,239
2,578,000
Household Durables — 2.7%
DR Horton, Inc. 713 113,374
Garmin Ltd. 421 82,230
Lennar Corp., Class
a
A 564 74,053
Mohawk Industries, Inc.* 134 15,531
NVR, Inc.* 7 52,551
PulteGroup, Inc. 507 64,485
402,224
Leisure Products — 0.2%
Hasbro, Inc. 342 28,249
Specialty Retail — 15.0%
AutoZone, Inc.* 43 170,036
Investments
Shares Value
Common Stocks (a) (continued)
Best Buy Co., Inc. 505 $ 40,036
Home Depot, Inc. (The) 1,807 644,955
Lowe's Cos., Inc. 1,440 349,171
O'Reilly Automotive, Inc.* 2,181 221,808
Ross Stores, Inc. 841 148,319
TJX Cos., Inc. (The) 2,867 435,555
Tractor Supply Co. 1,362 74,610
Ulta Beauty, Inc.* 116 62,504
Williams-Sonoma, Inc. 316 56,883
2,203,877
Textiles, Apparel & Luxury Goods — 2.6%
Deckers Outdoor Corp.* 381 33,539
Lululemon Athletica, Inc.* 280 51,570
NIKE, Inc., Class
a
B 3,054 197,380
Ralph Lauren Corp., Class
a
A 99 36,366
Tapestry, Inc. 535 58,465
377,320
Total Common Stocks
(Cost $10,777,508)
10,803,149
Principal
Amount
Short-Term Investments — 12 .8%
Repurchase Agreements (b) — 12 .8%
Repurchase Agreements
with various counterparties,
rates 2.5% - 4.08%, dated
11/28/2025, due 12/1/2025,
total to be received $1,869,942
(Cost $1,869,339) $ 1,869,339
1,869,339
Total Investments — 86.5%
(Cost $12,646,847) 12,672,488
Other assets less liabilities — 13.5% 1,983,575
Net Assets — 100.0% $ 14,656,063
* Non-income producing security.
(a) All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $165,586.
(b) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the
securities subject to repurchase.
As of November 30, 2025, the gross unrealized appreciation
(depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation $ 685,857
Aggregate gross unrealized depreciation (2,723,928)
Net unrealized depreciation $ (2,038,071)
Federal income tax cost $ 12,686,540

See accompanying notes to the financial statements.
ULTRA CONSUMER DISCRETIONARY :: NOVEMBER 30, 2025 (UNAUDITED)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
28
UCC
::
Swap Agreements
a
Ultra Consumer Discretionary had the following open non-exchange traded total return swap agreements as of November 30, 2025:
Notional
Amount
($)
A
Termination
Date
b
A
Counterparty
A
Rate Paid
(Received)
c
A
Reference
Instrument
A
Value and
Unrealized
Appreciation /
(Depreciation)
d
($)
A
Financial
Instruments for
the Benefit of
(the Fund)/the
Counterparty
($)
A
Cash Collateral
for the
Benefit of
(the Fund)/the
Counterparty
($)
A
Net
Amount
e
($)
A
4,059,404 11/6/2026 BNP Paribas 4.79%
S&P Consumer
Discretionary Select
Sector Index
f
(917,329) — 917,329 —
4,733,183 11/6/2026
Goldman Sachs
International 4.64%
S&P Consumer
Discretionary Select
Sector Index
f
(427,049) — 427,049 —
4,656,726 11/6/2026
Societe
Generale 5.04%
S&P Consumer
Discretionary Select
Sector Index
f
(688,424) — 688,424 —
4,998,395 11/6/2026 UBS AG 4.69%
S&P Consumer
Discretionary Select
Sector Index
f
8,783 — — 8,783
18,447,708 (2,024,019)
Total Unrealized
Appreciation
8,783
Total Unrealized
Depreciation
(2,032,802)
a The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.
b Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
c Reflects the floating financing rate, as of November 30, 2025, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).
d The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statement of
Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statement of
Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statement of Assets and Liabilities.
e Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.
f See the Common Stocks section of the preceding Schedule of Portfolio Investments for the representative components of the underlying reference instrument and their relative weightings.

NOVEMBER 30, 2025 (UNAUDITED) :: ULTRA CONSUMER STAPLES
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
29
UGE
::
See accompanying notes to the financial statements.
Investments
Shares Value
Common Stocks (a) — 81 .8%
Beverages — 16.0%
Brown-Forman Corp., Class
a
B 1,113 $ 32,255
Coca-Cola Co. (The) 8,566 626,346
Constellation Brands, Inc.,
Class
a
A 902 123,015
Keurig Dr Pepper, Inc. 8,586 239,549
Molson Coors Beverage Co.,
Class
a
B 1,071 49,812
Monster Beverage Corp.* 4,505 337,830
PepsiCo, Inc. 3,028 450,385
1,859,192
Consumer Staples Distribution & Retail — 25.8%
Costco Wholesale Corp. 981 896,232
Dollar General Corp. 1,391 152,300
Dollar Tree, Inc.* 1,227 135,964
Kroger Co. (The) 3,844 258,624
Sysco Corp. 3,018 229,972
Target Corp. 2,872 260,261
Walmart, Inc. 9,706 1,072,610
3,005,963
Food Products — 15.1%
Archer-Daniels-Midland Co. 3,037 184,468
Bunge Global SA 885 85,022
Campbell's Co. (The) 1,244 37,917
Conagra Brands, Inc. 3,028 54,050
General Mills, Inc. 3,380 160,043
Hershey Co. (The) 936 176,043
Hormel Foods Corp. 1,842 42,753
J M Smucker Co. (The) 674 70,217
Kellanova 1,699 142,104
Kraft Heinz Co. (The) 5,387 137,422
Lamb Weston Holdings, Inc. 881 52,032
McCormick & Co., Inc.
(Non-Voting) 1,599 107,901
Mondelez International, Inc.,
Class
a
A 6,921 398,442
Tyson Foods, Inc., Class
a
A 1,806 104,838
1,753,252
Household Products — 13.9%
Church & Dwight Co., Inc. 1,540 131,146
Clorox Co. (The) 773 83,438
Colgate-Palmolive Co. 5,109 410,712
Kimberly-Clark Corp. 2,097 228,825
Procter & Gamble Co. (The) 5,180 767,469
1,621,590
Personal Care Products — 3.1%
Estee Lauder Cos., Inc. (The),
Class
a
A 1,554 146,185
Kenvue, Inc. 12,130 210,455
356,640
Tobacco — 7.9%
Altria Group, Inc. 6,507 383,978
Investments
Shares Value
Common Stocks (a) (continued)
Philip Morris International, Inc. 3,442 $ 542,046
926,024
Total Common Stocks
(Cost $10,282,672)
9,522,661
Principal
Amount
Short-Term Investments — 3 .6%
Repurchase Agreements (b) — 3 .6%
Repurchase Agreements
with various counterparties,
rates 2.5% - 4.08%, dated
11/28/2025, due 12/1/2025,
total to be received $420,109
(Cost $419,974) $ 419,974
419,974
Total Investments — 85.4%
(Cost $10,702,646) 9,942,635
Other assets less liabilities — 14.6% 1,702,172
Net Assets — 100.0% $ 11,644,807
* Non-income producing security.
(a) All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $129,297.
(b) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the
securities subject to repurchase.
As of November 30, 2025, the gross unrealized appreciation
(depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation $ 187,046
Aggregate gross unrealized depreciation (1,683,336)
Net unrealized depreciation $ (1,496,290)
Federal income tax cost $ 10,724,573

See accompanying notes to the financial statements.
ULTRA CONSUMER STAPLES :: NOVEMBER 30, 2025 (UNAUDITED)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
30
UGE
::
Swap Agreements
a
Ultra Consumer Staples had the following open non-exchange traded total return swap agreements as of November 30, 2025:
Notional
Amount
($)
A
Termination
Date
b
A
Counterparty
A
Rate Paid
(Received)
c
A
Reference
Instrument
A
Value and
Unrealized
Depreciation
d
($)
A
Financial
Instruments for
the Benefit of
(the Fund)/the
Counterparty
($)
A
Cash Collateral
for the
Benefit of
(the Fund)/the
Counterparty
($)
A
Net
Amount
e
($)
A
3,659,222 3/8/2027
Bank of
America NA 4.89%
S&P Consumer
Staples Select Sector
Index
f
(287,617) — 287,617 —
4,680,605 3/8/2027
Goldman Sachs
International 4.64%
S&P Consumer
Staples Select Sector
Index
f
(161,995) — 161,995 —
1,186,948 3/8/2027
Societe
Generale 4.79%
S&P Consumer
Staples Select Sector
Index
f
(74,252) — 74,252 —
4,203,107 3/8/2027 UBS AG 4.69%
S&P Consumer
Staples Select Sector
Index
f
(190,488) — — (190,488)
13,729,882 (714,352)
Total Unrealized
Depreciation
(714,352)
a The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.
b Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
c Reflects the floating financing rate, as of November 30, 2025, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).
d The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statement of
Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statement of
Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statement of Assets and Liabilities.
e Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.
f See the Common Stocks section of the preceding Schedule of Portfolio Investments for the representative components of the underlying reference instrument and their relative weightings.

NOVEMBER 30, 2025 (UNAUDITED) :: ULTRA DOW30
~
SM
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
31
DDM
::
See accompanying notes to the financial statements.
Investments
Shares Value
Common Stocks (a) — 78 .7%
Aerospace & Defense — 1.9%
Boeing Co. (The)* 49,983 $ 9,446,787
Banks — 3.2%
JPMorgan Chase & Co. 49,982 15,648,365
Beverages — 0.7%
Coca-Cola Co. (The) 49,977 3,654,318
Biotechnology — 3.5%
Amgen, Inc. 49,979 17,265,745
Broadline Retail — 2.4%
Amazon.com, Inc.* 49,986 11,657,735
Capital Markets — 8.4%
Goldman Sachs Group, Inc.
(The) 49,979 41,284,653
Chemicals — 3.5%
Sherwin-Williams Co. (The) 49,979 17,177,282
Communications Equipment — 0.8%
Cisco Systems, Inc. 49,991 3,846,308
Consumer Finance — 3.7%
American Express Co. 49,979 18,255,829
Consumer Staples Distribution & Retail — 1.1%
Walmart, Inc. 49,984 5,523,732
Diversified Telecommunication Services — 0.4%
Verizon Communications, Inc. 49,977 2,054,554
Entertainment — 1.1%
Walt Disney Co. (The) 49,984 5,221,828
Financial Services — 3.4%
Visa, Inc., Class
a
A 49,979 16,714,977
Health Care Providers & Services — 3.4%
UnitedHealth Group, Inc. 49,979 16,481,575
Hotels, Restaurants & Leisure — 3.2%
McDonald's Corp. 49,979 15,584,452
Household Products — 1.5%
Procter & Gamble Co. (The) 49,989 7,406,370
Industrial Conglomerates — 3.7%
3M Co. 49,984 8,599,747
Honeywell International, Inc. 49,988 9,607,194
18,206,941
Insurance — 3.0%
Travelers Cos., Inc. (The) 49,981 14,637,436
Investments
Shares Value
Common Stocks (a) (continued)
IT Services — 3.1%
International Business
Machines Corp. 49,985 $ 15,424,371
Machinery — 5.8%
Caterpillar, Inc. 49,979 28,775,909
Oil, Gas & Consumable Fuels — 1.5%
Chevron Corp. 49,987 7,554,535
Pharmaceuticals — 3.2%
Johnson & Johnson 49,985 10,342,896
Merck & Co., Inc. 49,985 5,239,928
15,582,824
Semiconductors & Semiconductor Equipment — 1.8%
NVIDIA Corp. 49,985 8,847,345
Software — 7.3%
Microsoft Corp. 49,979 24,590,168
Salesforce, Inc. 49,983 11,523,081
36,113,249
Specialty Retail — 3.6%
Home Depot, Inc. (The) 49,979 17,838,505
Technology Hardware, Storage & Peripherals — 2.8%
Apple, Inc. 49,988 13,939,154
Textiles, Apparel & Luxury Goods — 0.7%
NIKE, Inc., Class
a
B 49,982 3,230,337
Total Common Stocks
(Cost $379,931,353)
387,375,116
Principal
Amount
Short-Term Investments — 19 .4%
Repurchase Agreements (b) — 9 .3%
Repurchase Agreements
with various counterparties,
rates 2.5% - 4.08%, dated
11/28/2025, due 12/1/2025,
total to be received
$45,749,765
(Cost $45,734,990) $ 45,734,990
45,734,990
U.S. Treasury Obligations (a) — 10 .1%
U.S. Treasury Bills
3.85%, 1/13/2026 (c)
(Cost $49,771,545) 50,000,000 49,774,787
Total Short-Term Investments
(Cost $95,506,535) 95,509,777
Total Investments — 98.1%
(Cost $475,437,888) 482,884,893
Other assets less liabilities — 1.9% 9,467,685
Net Assets — 100.0% $ 492,352,578

See accompanying notes to the financial statements.
ULTRA DOW30
~
SM
:: NOVEMBER 30, 2025 (UNAUDITED)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
32
DDM
::
* Non-income producing security.
(a) All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $26,738,124.
(b) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the
securities subject to repurchase.
(c) The rate shown was the current yield as of November 30, 2025.
As of November 30, 2025, the gross unrealized appreciation
(depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation $ 46,922,621
Aggregate gross unrealized depreciation (32,657,683)
Net unrealized appreciation $ 14,264,938
Federal income tax cost $ 476,421,270
Futures Contracts Purchased
Ultra Dow30
SM
had the following open long futures contracts as of November 30, 2025:
Number of
Contracts
AAAAAA
Expiration Date
AAAAAA
Trading
Currency
AA
Notional Amount
AAAAAA
Value and
Unrealized
Appreciation
AAAAAA
DJIA CBOT E-Mini Index 170 12/19/2025 U.S. Dollar $ 40,581,550 $ 1,268,787
Swap Agreements
a
Ultra Dow30
SM
had the following open non-exchange traded total return swap agreements as of November 30, 2025:
Notional
Amount
($)
A
Termination
Date
b
A
Counterparty
A
Rate Paid
(Received)
c
A
Reference
Instrument
A
Value and
Unrealized
Appreciation /
(Depreciation)
d
($)
A
Financial
Instruments for
the Benefit of
(the Fund)/the
Counterparty
($)
A
Cash Collateral
for the
Benefit of
(the Fund)/the
Counterparty
($)
A
Net
Amount
e
($)
A
81,833,660 3/8/2027
Bank of
America NA 4.99%
Dow Jones Industrial
Average
SM
93,881 — — 93,881
47,955,002 11/4/2027
Barclays Bank
PLC 4.84%
Dow Jones Industrial
Average
SM
395,405 — — 395,405
87,798,213 1/12/2027 BNP Paribas 4.79%
Dow Jones Industrial
Average
SM
1,065,359 (575,831) (6,910) 482,618
90,231,750 11/4/2027 Citibank NA 4.84%
Dow Jones Industrial
Average
SM
1,318,598 (854,457) (36) 464,105
110,297,093 11/4/2027
Morgan
Stanley & Co.
International plc 5.29%
SPDR
®
Dow Jones
Industrial Average
SM
ETF Trust 1,317,237 (734,962) — 582,275
71,288,332 11/6/2026
Societe
Generale 4.94%
Dow Jones Industrial
Average
SM
3,377,605 (3,156,228) — 221,377
67,375,585 1/12/2027 UBS AG 4.69%
Dow Jones Industrial
Average
SM
(1,035,557) — — (1,035,557)
556,779,635 6,532,528
Total Unrealized
Appreciation
7,568,085
Total Unrealized
Depreciation
(1,035,557)
a The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.
b Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
c Reflects the floating financing rate, as of November 30, 2025, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).
d The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statement of
Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statement of
Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statement of Assets and Liabilities.
e Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

NOVEMBER 30, 2025 (UNAUDITED) :: ULTRA ENERGY
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
33
DIG
::
See accompanying notes to the financial statements.
Investments
Shares Value
Common Stocks (a) — 71 .8%
Energy Equipment & Services — 6.4%
Baker Hughes Co., Class
a
A 33,759 $ 1,694,702
Halliburton Co. 29,201 765,650
SLB Ltd. 51,099 1,851,828
4,312,180
Oil, Gas & Consumable Fuels — 65.4%
APA Corp. 12,251 305,907
Chevron Corp. 56,848 8,591,438
ConocoPhillips 36,898 3,272,484
Coterra Energy, Inc. 26,137 701,517
Devon Energy Corp. 21,738 805,610
Diamondback Energy, Inc. 6,445 983,443
EOG Resources, Inc. 18,047 1,946,369
EQT Corp. 21,374 1,300,822
Expand Energy Corp. 8,156 994,461
Exxon Mobil Corp. 98,594 11,429,016
Kinder Morgan, Inc. 66,973 1,829,702
Marathon Petroleum Corp. 10,408 2,016,342
Occidental Petroleum Corp. 24,614 1,033,788
ONEOK, Inc. 21,569 1,570,655
Phillips 66 13,839 1,895,389
Targa Resources Corp. 7,370 1,292,035
Texas Pacific Land Corp. 661 571,296
Valero Energy Corp. 10,633 1,879,489
Williams Cos., Inc. (The) 36,935 2,250,449
44,670,212
Total Common Stocks
(Cost $49,786,019)
48,982,392
Principal
Amount
Short-Term Investments — 11 .5%
Repurchase Agreements (b) — 11 .5%
Repurchase Agreements
with various counterparties,
rates 2.5% - 4.08%, dated
11/28/2025, due 12/1/2025,
total to be received $7,876,860
(Cost $7,874,314) $ 7,874,314
7,874,314
Total Investments — 83.3%
(Cost $57,660,333) 56,856,706
Other assets less liabilities — 16.7% 11,431,674
Net Assets — 100.0% $ 68,288,380
(a) All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $1,081,100.
(b) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the
securities subject to repurchase.
As of November 30, 2025, the gross unrealized appreciation
(depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation $ 7,987,015
Aggregate gross unrealized depreciation (5,018,423)
Net unrealized appreciation $ 2,968,592
Federal income tax cost $ 58,111,258

See accompanying notes to the financial statements.
ULTRA ENERGY :: NOVEMBER 30, 2025 (UNAUDITED)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
34
DIG
::
Swap Agreements
a
Ultra Energy had the following open non-exchange traded total return swap agreements as of November 30, 2025:
Notional
Amount
($)
A
Termination
Date
b
A
Counterparty
A
Rate Paid
(Received)
c
A
Reference
Instrument
A
Value and
Unrealized
Appreciation
d
($)
A
Financial
Instruments for
the Benefit of
(the Fund)/the
Counterparty
($)
A
Cash Collateral
for the
Benefit of
(the Fund)/the
Counterparty
($)
A
Net
Amount
e
($)
A
15,400,136 11/15/2027
Bank of
America NA 4.89%
S&P Energy Select
Sector Index
f
242,154 — — 242,154
21,588,374 3/8/2027 BNP Paribas 4.79%
S&P Energy Select
Sector Index
f
395,135 — — 395,135
3,523,976 4/15/2027 Citibank NA 4.79%
S&P Energy Select
Sector Index
f
421,356 (291,004) — 130,352
21,480,556 3/8/2027
Goldman Sachs
International 4.64%
S&P Energy Select
Sector Index
f
1,050,672 (746,708) — 303,964
10,461,273 4/15/2027
Societe
Generale 4.94%
S&P Energy Select
Sector Index
f
641,915 (482,286) — 159,629
15,212,871 4/15/2027 UBS AG 4.69%
S&P Energy Select
Sector Index
f
1,471,912 (1,471,912) — —
87,667,186 4,223,144
Total Unrealized
Appreciation
4,223,144
a The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.
b Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
c Reflects the floating financing rate, as of November 30, 2025, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).
d The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statement of
Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statement of
Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statement of Assets and Liabilities.
e Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.
f See the Common Stocks section of the preceding Schedule of Portfolio Investments for the representative components of the underlying reference instrument and their relative weightings.

NOVEMBER 30, 2025 (UNAUDITED) :: ULTRA FINANCIALS
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
35
UYG
::
See accompanying notes to the financial statements.
Investments
Shares Value
Common Stocks — 58 .6%
Banks — 15.8%
Bank of America Corp. 440,798 $ 23,648,813
Citigroup, Inc. 119,081 12,336,792
Citizens Financial Group, Inc. 27,903 1,509,552
Fifth Third Bancorp 42,817 1,860,827
Huntington Bancshares, Inc. 101,728 1,658,166
JPMorgan Chase & Co. 177,871 55,687,853
KeyCorp 60,291 1,108,149
M&T Bank Corp. 10,109 1,922,934
PNC Financial Services Group,
Inc. (The) 25,474 4,858,401
Regions Financial Corp. 57,721 1,468,999
Truist Financial Corp. 83,409 3,878,519
US Bancorp 100,664 4,937,569
Wells Fargo & Co. 207,218 17,789,665
132,666,239
Capital Markets — 14.9%
Ameriprise Financial, Inc. 6,098 2,779,103
Bank of New York Mellon Corp.
(The) 45,620 5,114,002
Blackrock, Inc. 9,315 9,755,599
Blackstone, Inc. 47,680 6,981,306
Cboe Global Markets, Inc. 6,766 1,746,778
Charles Schwab Corp. (The) 110,374 10,234,981
CME Group, Inc. 23,311 6,561,114
Coinbase Global, Inc., Class
a
A* 14,630 3,991,357
FactSet Research Systems, Inc. 2,446 678,202
Franklin Resources, Inc. 19,815 447,621
Goldman Sachs Group, Inc.
(The) 19,581 16,174,689
Interactive Brokers Group, Inc.,
Class
a
A 28,802 1,872,706
Intercontinental Exchange, Inc. 37,028 5,824,504
Invesco Ltd. 28,849 705,358
KKR & Co., Inc. 44,377 5,427,751
Moody's Corp. 9,980 4,897,984
Morgan Stanley 78,478 13,314,577
MSCI, Inc., Class
a
A 5,005 2,821,419
Nasdaq, Inc. 29,323 2,666,047
Northern Trust Corp. 12,370 1,624,676
Raymond James Financial, Inc. 11,478 1,796,766
Robinhood Markets, Inc.,
Class
a
A* 50,065 6,432,852
S&P Global, Inc. 20,214 10,083,350
State Street Corp. 18,351 2,184,136
T. Rowe Price Group, Inc. 14,212 1,455,025
125,571,903
Consumer Finance — 2.8%
American Express Co. 35,111 12,824,995
Capital One Financial Corp. 41,367 9,062,269
Synchrony Financial 24,067 1,861,823
23,749,087
Financial Services — 17.2%
Apollo Global Management, Inc. 29,765 3,924,515
Berkshire Hathaway, Inc.,
Class
a
B* 118,618 60,947,115
Investments
Shares Value
Common Stocks (continued)
Block, Inc., Class
a
A* 35,550 $ 2,374,740
Corpay, Inc.* 4,568 1,351,214
Fidelity National Information
Services, Inc. 33,791 2,222,434
Fiserv, Inc.* 35,164 2,161,531
Global Payments, Inc. 15,693 1,188,902
Jack Henry & Associates, Inc. 4,710 821,801
Mastercard, Inc., Class
a
A 53,398 29,397,201
PayPal Holdings, Inc. 61,800 3,874,242
Visa, Inc., Class
a
A 109,882 36,748,936
145,012,631
Insurance — 7.9%
Aflac, Inc. 31,136 3,434,612
Allstate Corp. (The) 17,045 3,630,244
American International Group,
Inc. 35,836 2,729,270
Aon plc, Class
a
A 13,948 4,936,476
Arch Capital Group Ltd.* 24,044 2,258,212
Arthur J Gallagher & Co. 16,583 4,106,282
Assurant, Inc. 3,263 744,486
Brown & Brown, Inc. 18,953 1,524,390
Chubb Ltd. 23,985 7,103,877
Cincinnati Financial Corp. 10,116 1,695,340
Erie Indemnity Co., Class
a
A 1,643 485,490
Everest Group Ltd. 2,713 852,669
Globe Life, Inc. 5,241 706,120
Hartford Insurance Group, Inc.
(The) 18,188 2,492,302
Loews Corp. 11,003 1,186,894
Marsh & McLennan Cos., Inc. 31,802 5,834,077
MetLife, Inc. 36,135 2,766,496
Principal Financial Group, Inc. 13,113 1,112,245
Progressive Corp. (The) 37,919 8,675,488
Prudential Financial, Inc. 22,770 2,464,852
Travelers Cos., Inc. (The) 14,562 4,264,627
W R Berkley Corp. 19,382 1,505,788
Willis Towers Watson plc 6,309 2,025,189
66,535,426
Total Common Stocks
(Cost $472,115,752)
493,535,286
Principal
Amount
Short-Term Investments — 20 .5%
Repurchase Agreements (a) — 5 .7%
Repurchase Agreements
with various counterparties,
rates 2.5% - 4.08%, dated
11/28/2025, due 12/1/2025,
total to be received
$47,852,704
(Cost $47,837,250) $ 47,837,250
47,837,250

See accompanying notes to the financial statements.
ULTRA FINANCIALS :: NOVEMBER 30, 2025 (UNAUDITED)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
36
UYG
::
Investments
Principal
Amount Value
U.S. Treasury Obligations (b) — 14 .8%
U.S. Treasury Bills
3.98%, 12/2/2025 (c) $ 25,000,000 $ 24,997,277
3.86%, 12/18/2025 (c) 25,000,000 24,953,917
3.86%, 1/20/2026 (c) 75,000,000 74,604,258
Total U.S. Treasury Obligations
(Cost $124,555,038) 124,555,452
Total Short-Term Investments
(Cost $172,392,288) 172,392,702
Total Investments — 79.1%
(Cost $644,508,040) 665,927,988
Other assets less liabilities — 20.9% 176,368,867
Net Assets — 100.0% $ 842,296,855
* Non-income producing security.
(a) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the
securities subject to repurchase.
(b) All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $58,308,388.
(c) The rate shown was the current yield as of November 30, 2025.
As of November 30, 2025, the gross unrealized appreciation
(depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation $ 207,722,027
Aggregate gross unrealized depreciation (12,337,432)
Net unrealized appreciation $ 195,384,595
Federal income tax cost $ 647,433,300
Swap Agreements
a
Ultra Financials had the following open non-exchange traded total return swap agreements as of November 30, 2025:
Notional
Amount
($)
A
Termination
Date
b
A
Counterparty
A
Rate Paid
(Received)
c
A
Reference
Instrument
A
Value and
Unrealized
Appreciation
d
($)
A
Financial
Instruments for
the Benefit of
(the Fund)/the
Counterparty
($)
A
Cash Collateral
for the
Benefit of
(the Fund)/the
Counterparty
($)
A
Net
Amount
e
($)
A
373,364,475 4/15/2027
Bank of
America NA 4.99%
S&P Financial Select
Sector Index
f
21,635,867 (19,491,505) — 2,144,362
29,079,406 3/6/2026
Barclays Bank
PLC 4.84%
S&P Financial Select
Sector Index
f
24,099,871 — — 24,099,871
404,858,194 4/15/2027 BNP Paribas 4.79%
S&P Financial Select
Sector Index
f
12,743,456 (9,960,303) — 2,783,153
52,413,168 4/15/2027 Citibank NA 4.89%
S&P Financial Select
Sector Index
f
11,555,470 (11,555,470) — —
58,688,543 4/15/2027
Goldman Sachs
International 4.64%
S&P Financial Select
Sector Index
f
14,071,101 (14,071,101) — —
55,609,277 4/15/2027
J.P. Morgan
Securities, LLC 4.74%
S&P Financial Select
Sector Index
f
36,023,106 (36,023,106) — —
178,400,515 3/8/2027
Societe
Generale 4.94%
S&P Financial Select
Sector Index
f
19,593,833 (18,925,394) — 668,439
38,357,246 4/15/2027 UBS AG 4.69%
S&P Financial Select
Sector Index
f
37,167,203 (37,037,718) — 129,485
1,190,770,824 176,889,907
Total Unrealized
Appreciation
176,889,907
a The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.
b
Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
c Reflects the floating financing rate, as of November 30, 2025, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).
d The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statement of
Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statement of
Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statement of Assets and Liabilities.
e Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.
f See the Common Stocks section of the preceding Schedule of Portfolio Investments for the representative components of the underlying reference instrument and their relative weightings.

NOVEMBER 30, 2025 (UNAUDITED) :: ULTRA FTSE CHINA 50
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
37
XPP
::
See accompanying notes to the financial statements.
Investments
Principal
Amount Value
Short-Term Investments — 52 .1%
Repurchase Agreements (a) — 52 .1%
Repurchase Agreements
with various counterparties,
rates 2.5% - 4.08%, dated
11/28/2025, due 12/1/2025,
total to be received $9,455,454
(Cost $9,452,398) $ 9,452,398
$ 9,452,398
Total Investments — 52.1%
(Cost $9,452,398) 9,452,398
Other assets less liabilities — 47.9% 8,681,914
Net Assets — 100.0% $ 18,134,312
(a) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the
securities subject to repurchase.
As of November 30, 2025, the gross unrealized appreciation
(depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation $ 2,383,914
Aggregate gross unrealized depreciation (173,751)
Net unrealized appreciation $ 2,210,163
Federal income tax cost $ 9,452,398
Swap Agreements
a
Ultra FTSE China 50 had the following open non-exchange traded total return swap agreements as of November 30, 2025:
Notional
Amount
($)
A
Termination
Date
b
A
Counterparty
A
Rate Paid
(Received)
c
A
Reference
Instrument
A
Value and
Unrealized
Appreciation /
(Depreciation)
d
($)
A
Financial
Instruments for
the Benefit of
(the Fund)/the
Counterparty
($)
A
Cash Collateral
for the
Benefit of
(the Fund)/the
Counterparty
($)
A
Net
Amount
e
($)
A
6,624,186 11/6/2026
Bank of
America NA 4.89%
iShares
®
China
Large-Cap ETF
f
1,150,462 (1,150,462) — —
5,905,854 11/6/2026 Citibank NA 3.34%
iShares
®
China
Large-Cap ETF
f
(158,386) — 158,386 —
9,624,106 11/6/2026
Goldman Sachs
International 4.19%
iShares
®
China
Large-Cap ETF
f
350,116 (157,583) — 192,533
2,932,714 11/6/2026
Societe
Generale 4.84%
iShares
®
China
Large-Cap ETF
f
883,336 (863,172) — 20,164
11,127,223 11/9/2026 UBS AG 4.49%
iShares
®
China
Large-Cap ETF
f
(15,365) — — (15,365)
36,214,083 2,210,163
Total Unrealized
Appreciation
2,383,914
Total Unrealized
Depreciation
(173,751)
a The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.
b Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
c Reflects the floating financing rate, as of November 30, 2025, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).
d The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statement of
Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statement of
Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statement of Assets and Liabilities.
e Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.
f In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.

ULTRA FTSE EUROPE :: NOVEMBER 30, 2025 (UNAUDITED)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
38
UPV
::
See accompanying notes to the financial statements.
Investments
Principal
Amount Value
Short-Term Investments — 46 .4%
Repurchase Agreements (a) — 46 .4%
Repurchase Agreements
with various counterparties,
rates 2.5% - 4.08%, dated
11/28/2025, due 12/1/2025,
total to be received $4,551,860
(Cost $4,550,390) $ 4,550,390
$ 4,550,390
Total Investments — 46.4%
(Cost $4,550,390) 4,550,390
Other assets less liabilities — 53.6% 5,256,686
Net Assets — 100.0% $ 9,807,076
(a) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the
securities subject to repurchase.
As of November 30, 2025, the gross unrealized appreciation
(depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation $ 2,391,624
Aggregate gross unrealized depreciation —
Net unrealized appreciation $ 2,391,624
Federal income tax cost $ 4,550,390
Swap Agreements
a
Ultra FTSE Europe had the following open non-exchange traded total return swap agreements as of November 30, 2025:
Notional
Amount
($)
A
Termination
Date
b
A
Counterparty
A
Rate Paid
(Received)
c
A
Reference
Instrument
A
Value and
Unrealized
Appreciation
d
($)
A
Financial
Instruments for
the Benefit of
(the Fund)/the
Counterparty
($)
A
Cash Collateral
for the
Benefit of
(the Fund)/the
Counterparty
($)
A
Net
Amount
e
($)
A
906,630 11/6/2026
Bank of
America NA 4.89%
Vanguard
®
FTSE
Europe ETF Shares
f
139,300 — — 139,300
7,764,772 3/5/2026 Citibank NA 4.29%
Vanguard
®
FTSE
Europe ETF Shares
f
913,234 (820,631) — 92,603
3,674,986 3/6/2026
Goldman Sachs
International 4.39%
Vanguard
®
FTSE
Europe ETF Shares
f
245,944 (245,944) — —
2,539,743 11/6/2026
Societe
Generale 4.29%
Vanguard
®
FTSE
Europe ETF Shares
f
609,628 (609,628) — —
4,715,626 3/6/2026 UBS AG 3.39%
Vanguard
®
FTSE
Europe ETF Shares
f
483,518 (278,698) — 204,820
19,601,757 2,391,624
Total Unrealized
Appreciation
2,391,624
a The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.
b Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
c Reflects the floating financing rate, as of November 30, 2025, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).
d The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statement of
Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statement of
Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statement of Assets and Liabilities.
e Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.
f In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.

NOVEMBER 30, 2025 (UNAUDITED) :: ULTRA HEALTH CARE
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
39
RXL
::
See accompanying notes to the financial statements.
Investments
Shares Value
Common Stocks (a) — 69 .3%
Biotechnology — 12.0%
AbbVie, Inc. 18,477 $ 4,207,213
Amgen, Inc. 5,631 1,945,285
Biogen, Inc.* 1,534 279,326
Gilead Sciences, Inc. 12,978 1,633,151
Incyte Corp.* 1,716 179,253
Moderna, Inc.* 3,622 94,100
Regeneron Pharmaceuticals,
Inc. 1,066 831,683
Vertex Pharmaceuticals, Inc.* 2,682 1,162,942
10,332,953
Health Care Equipment & Supplies — 15.1%
Abbott Laboratories 18,204 2,346,496
Align Technology, Inc.* 705 103,769
Baxter International, Inc. 5,372 100,671
Becton Dickinson & Co. 2,998 581,672
Boston Scientific Corp.* 15,498 1,574,287
Cooper Cos., Inc. (The)* 2,087 162,640
Dexcom, Inc.* 4,104 260,481
Edwards Lifesciences Corp.* 6,141 532,240
GE HealthCare Technologies,
Inc. 4,774 381,872
Hologic, Inc.* 2,326 174,380
IDEXX Laboratories, Inc.* 837 630,161
Insulet Corp.* 736 240,812
Intuitive Surgical, Inc.* 3,749 2,149,977
Medtronic plc 13,401 1,411,527
ResMed, Inc. 1,531 391,676
Solventum Corp.* 1,542 131,471
STERIS plc 1,030 274,268
Stryker Corp. 3,599 1,335,877
Zimmer Biomet Holdings, Inc. 2,072 202,061
12,986,338
Health Care Providers & Services — 12.0%
Cardinal Health, Inc. 2,498 530,225
Cencora, Inc. 2,028 748,190
Centene Corp.* 4,880 191,979
Cigna Group (The) 2,792 774,166
CVS Health Corp. 13,266 1,066,056
DaVita, Inc.* 374 44,760
Elevance Health, Inc. 2,355 796,602
HCA Healthcare, Inc. 1,713 870,701
Henry Schein, Inc.* 1,078 80,386
Humana, Inc. 1,258 309,179
Labcorp Holdings, Inc. 869 233,570
McKesson Corp. 1,301 1,146,337
Molina Healthcare, Inc.* 567 84,063
Quest Diagnostics, Inc. 1,170 221,341
UnitedHealth Group, Inc. 9,475 3,124,571
Universal Health Services, Inc.,
Class
a
B 590 143,742
10,365,868
Life Sciences Tools & Services — 6.7%
Agilent Technologies, Inc. 2,971 456,048
Bio-Techne Corp. 1,640 105,796
Investments
Shares Value
Common Stocks (a) (continued)
Charles River Laboratories
International, Inc.* 515 $ 91,742
Danaher Corp. 6,666 1,511,715
IQVIA Holdings, Inc.* 1,778 408,958
Mettler-Toledo International,
Inc.* 215 317,495
Revvity, Inc. 1,214 126,754
Thermo Fisher Scientific, Inc. 3,950 2,333,779
Waters Corp.* 623 251,331
West Pharmaceutical Services,
Inc. 752 208,492
5,812,110
Pharmaceuticals — 23.5%
Bristol-Myers Squibb Co. 21,290 1,047,468
Eli Lilly & Co. 8,316 8,943,609
Johnson & Johnson 25,190 5,212,315
Merck & Co., Inc. 26,125 2,738,684
Pfizer, Inc. 59,468 1,530,706
Viatris, Inc. 12,194 130,354
Zoetis, Inc., Class
a
A 4,635 594,114
20,197,250
Total Common Stocks
(Cost $52,184,473)
59,694,519
Principal
Amount
Short-Term Investments — 17 .5%
Repurchase Agreements (b) — 17 .5%
Repurchase Agreements
with various counterparties,
rates 2.5% - 4.08%, dated
11/28/2025, due 12/1/2025,
total to be received
$15,040,325
(Cost $15,035,466) $ 15,035,466
15,035,466
Total Investments — 86.8%
(Cost $67,219,939) 74,729,985
Other assets less liabilities — 13.2% 11,317,639
Net Assets — 100.0% $ 86,047,624
* Non-income producing security.
(a) All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $1,014,168.
(b) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the
securities subject to repurchase.
As of November 30, 2025, the gross unrealized appreciation
(depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation $ 18,376,386
Aggregate gross unrealized depreciation (10,642,718)
Net unrealized appreciation $ 7,733,668
Federal income tax cost $ 67,865,124

See accompanying notes to the financial statements.
ULTRA HEALTH CARE :: NOVEMBER 30, 2025 (UNAUDITED)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
40
RXL
::
Swap Agreements
a
Ultra Health Care had the following open non-exchange traded total return swap agreements as of November 30, 2025:
Notional
Amount
($)
A
Termination
Date
b
A
Counterparty
A
Rate Paid
(Received)
c
A
Reference
Instrument
A
Value and
Unrealized
Appreciation /
(Depreciation)
d
($)
A
Financial
Instruments for
the Benefit of
(the Fund)/the
Counterparty
($)
A
Cash Collateral
for the
Benefit of
(the Fund)/the
Counterparty
($)
A
Net
Amount
e
($)
A
2,255,955 3/8/2027
Bank of
America NA 4.94%
S&P Health Care
Select Sector Index
f
(2,659,126) — 2,659,126 —
9,420,319 3/8/2027 BNP Paribas 4.79%
S&P Health Care
Select Sector Index
f
399,984 (399,984) — —
15,364,020 4/15/2027 Citibank NA 4.84%
S&P Health Care
Select Sector Index
f
1,557,367 (1,557,367) — —
30,042,829 3/8/2027
Goldman Sachs
International 4.64%
S&P Health Care
Select Sector Index
f
775,233 (775,233) — —
13,570,703 3/8/2027
Societe
Generale 4.89%
S&P Health Care
Select Sector Index
f
670,255 — (670,255) —
41,371,886 3/8/2027 UBS AG 4.39%
S&P Health Care
Select Sector Index
f
125,094 (125,094) — —
112,025,712 868,807
Total Unrealized
Appreciation
3,527,933
Total Unrealized
Depreciation
(2,659,126)
a The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.
b Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
c Reflects the floating financing rate, as of November 30, 2025, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).
d The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statement of
Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statement of
Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statement of Assets and Liabilities.
e Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.
f See the Common Stocks section of the preceding Schedule of Portfolio Investments for the representative components of the underlying reference instrument and their relative weightings.

NOVEMBER 30, 2025 (UNAUDITED) :: ULTRA HIGH YIELD
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
41
UJB
::
See accompanying notes to the financial statements.
Investments
Principal
Amount Value
Short-Term Investments — 79 .2%
Repurchase Agreements (a) — 79 .2%
Repurchase Agreements
with various counterparties,
rates 2.5% - 4.08%, dated
11/28/2025, due 12/1/2025,
total to be received $9,367,252
(Cost $9,364,227) $ 9,364,227
$ 9,364,227
Total Investments — 79.2%
(Cost $9,364,227) 9,364,227
Other assets less liabilities — 20.8% 2,452,945
Net Assets — 100.0% $ 11,817,172
(a) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the
securities subject to repurchase.
As of November 30, 2025, the gross unrealized appreciation
(depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation $ 501,354
Aggregate gross unrealized depreciation (76,176)
Net unrealized appreciation $ 425,178
Federal income tax cost $ 9,364,227
Swap Agreements
a
Ultra High Yield had the following open non-exchange traded total return swap agreements as of November 30, 2025:
Notional
Amount
($)
A
Termination
Date
b
A
Counterparty
A
Rate Paid
(Received)
c
A
Reference
Instrument
A
Value and
Unrealized
Appreciation /
(Depreciation)
d
($)
A
Financial
Instruments for
the Benefit of
(the Fund)/the
Counterparty
($)
A
Cash Collateral
for the
Benefit of
(the Fund)/the
Counterparty
($)
A
Net
Amount
e
($)
A
1,539,684 3/6/2026 BNP Paribas 3.89%
iShares
®
iBoxx $ High
Yield Corporate Bond
ETF
f
261,754 (261,754) — —
9,502,394 3/8/2027 Citibank NA 3.84%
iShares
®
iBoxx $ High
Yield Corporate Bond
ETF
f
(76,176) — 76,176 —
10,417,394 11/6/2026
Goldman Sachs
International 2.89%
iShares
®
iBoxx $ High
Yield Corporate Bond
ETF
f
74,053 — — 74,053
2,158,361 1/26/2026 UBS AG 4.69%
iShares
®
iBoxx $ High
Yield Corporate Bond
ETF
f
165,547 (51,281) — 114,266
23,617,833 425,178
Total Unrealized
Appreciation
501,354
Total Unrealized
Depreciation
(76,176)
a The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.
b Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
c Reflects the floating financing rate, as of November 30, 2025, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).
d The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statement of
Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statement of
Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statement of Assets and Liabilities.
e Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.
f In order to facilitate the daily valuation and final settlement of these swap transactions as of the time the Fund calculates its NAV, which differs from the time the
Fund’s underlying index is calculated, one or more exchange-traded financial products are used as the reference entity, as a surrogate for the respective underlying index.

ULTRA INDUSTRIALS :: NOVEMBER 30, 2025 (UNAUDITED)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
42
UXI
::
See accompanying notes to the financial statements.
Investments
Shares Value
Common Stocks — 74 .4%
Aerospace & Defense — 19.5%
Axon Enterprise, Inc.* 353 $ 190,669
Boeing Co. (The)* 3,388 640,332
General Dynamics Corp. 1,131 386,384
General Electric Co. 4,750 1,417,638
Howmet Aerospace, Inc. 1,806 369,490
Huntington Ingalls Industries,
Inc. 176 55,197
L3Harris Technologies, Inc. 835 232,706
Lockheed Martin Corp. 918 420,315
Northrop Grumman Corp. 601 343,922
RTX Corp. 5,992 1,048,061
Textron, Inc. 800 66,528
TransDigm Group, Inc. 255 346,843
5,518,085
Air Freight & Logistics — 2.7%
CH Robinson Worldwide, Inc. 531 84,360
Expeditors International of
Washington, Inc. 605 88,875
FedEx Corp. 969 267,134
United Parcel Service, Inc.,
Class
a
B 3,298 315,915
756,284
Building Products — 4.4%
A O Smith Corp. 510 33,650
Allegion plc 382 63,423
Builders FirstSource, Inc.* 495 55,554
Carrier Global Corp. 3,582 196,580
Johnson Controls International
plc 2,932 341,021
Lennox International, Inc. 142 70,840
Masco Corp. 939 60,913
Trane Technologies plc 996 419,794
1,241,775
Commercial Services & Supplies — 4.2%
Cintas Corp. 1,535 285,541
Copart, Inc.* 3,984 155,296
Republic Services, Inc., Class
a
A 908 197,090
Rollins, Inc. 1,260 77,465
Veralto Corp. 1,108 112,152
Waste Management, Inc. 1,662 362,100
1,189,644
Construction & Engineering — 1.5%
EMCOR Group, Inc. 198 121,784
Quanta Services, Inc. 669 311,005
432,789
Electrical Equipment — 7.8%
AMETEK, Inc. 1,035 204,816
Eaton Corp. plc 1,740 601,849
Emerson Electric Co. 2,516 335,584
GE Vernova, Inc. 1,220 731,719
Generac Holdings, Inc.* 264 40,030
Hubbell, Inc., Class
a
B 236 101,818
Investments
Shares Value
Common Stocks (continued)
Rockwell Automation, Inc. 503 $ 199,118
2,214,934
Electronic Equipment, Instruments & Components — 0.0%(a)
Ralliant Corp. 1 49
Ground Transportation — 7.8%
CSX Corp. 8,347 295,150
JB Hunt Transport Services,
Inc. 345 60,016
Norfolk Southern Corp. 1,004 293,258
Old Dominion Freight Line, Inc. 827 111,885
Uber Technologies, Inc.* 9,338 817,449
Union Pacific Corp. 2,652 614,813
2,192,571
Industrial Conglomerates — 3.4%
3M Co. 2,387 410,683
Honeywell International, Inc. 2,845 546,781
957,464
Machinery — 14.9%
Caterpillar, Inc. 2,096 1,206,793
Cummins, Inc. 619 308,249
Deere & Co. 1,129 524,409
Dover Corp. 617 114,318
Fortive Corp. 1,512 80,862
IDEX Corp. 334 58,093
Illinois Tool Works, Inc. 1,187 295,895
Ingersoll Rand, Inc. 1,621 130,231
Nordson Corp. 239 56,801
Otis Worldwide Corp. 1,759 156,287
PACCAR, Inc. 2,352 247,948
Parker-Hannifin Corp. 574 494,616
Pentair plc 733 77,141
Snap-on, Inc. 233 79,232
Stanley Black & Decker, Inc. 691 49,420
Westinghouse Air Brake
Technologies Corp. 766 159,749
Xylem, Inc. 1,090 153,330
4,193,374
Passenger Airlines — 1.5%
Delta Air Lines, Inc. 2,904 186,146
Southwest Airlines Co. 2,352 81,873
United Airlines Holdings, Inc.* 1,450 147,842
415,861
Professional Services — 4.5%
Automatic Data Processing, Inc. 1,814 463,114
Broadridge Financial Solutions,
Inc. 527 120,203
Dayforce, Inc.* 716 49,476
Equifax, Inc. 553 117,441
Jacobs Solutions, Inc. 536 72,258
Leidos Holdings, Inc. 576 110,074
Paychex, Inc. 1,452 162,174
Paycom Software, Inc. 225 36,263

See accompanying notes to the financial statements.
NOVEMBER 30, 2025 (UNAUDITED) :: ULTRA INDUSTRIALS
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
43
UXI
::
Investments
Shares Value
Common Stocks (continued)
Verisk Analytics, Inc., Class
a
A 627 $ 141,119
1,272,122
Trading Companies & Distributors — 2.2%
Fastenal Co. 5,137 207,535
United Rentals, Inc. 286 233,141
WW Grainger, Inc. 195 184,983
625,659
Total Common Stocks
(Cost $18,434,170)
21,010,611
Principal
Amount
Short-Term Investments — 6 .6%
Repurchase Agreements (b) — 6 .6%
Repurchase Agreements
with various counterparties,
rates 2.5% - 4.08%, dated
11/28/2025, due 12/1/2025,
total to be received $1,860,156
(Cost $1,859,557) $ 1,859,557
1,859,557
Total Investments — 81.0%
(Cost $20,293,727) 22,870,168
Other assets less liabilities — 19.0% 5,355,445
Net Assets — 100.0% $ 28,225,613
* Non-income producing security.
(a) Represents less than 0.05% of net assets.
(b) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the
securities subject to repurchase.
As of November 30, 2025, the gross unrealized appreciation
(depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation $ 5,362,217
Aggregate gross unrealized depreciation (882,058)
Net unrealized appreciation $ 4,480,159
Federal income tax cost $ 20,334,358
Swap Agreements
a
Ultra Industrials had the following open non-exchange traded total return swap agreements as of November 30, 2025:
Notional
Amount
($)
A
Termination
Date
b
A
Counterparty
A
Rate Paid
(Received)
c
A
Reference
Instrument
A
Value and
Unrealized
Appreciation
d
($)
A
Financial
Instruments for
the Benefit of
(the Fund)/the
Counterparty
($)
A
Cash Collateral
for the
Benefit of
(the Fund)/the
Counterparty
($)
A
Net
Amount
e
($)
A
4,057,309 11/6/2026
Bank of
America NA 4.94%
S&P Industrials
Select Sector Index
f
198,566 (198,566) — —
7,942,856 11/6/2026 BNP Paribas 4.79%
S&P Industrials
Select Sector Index
f
398,186 (329,146) — 69,040
9,361,830 3/8/2027
Goldman Sachs
International 4.64%
S&P Industrials
Select Sector Index
f
386,786 (349,621) — 37,165
5,002,777 3/8/2027
Societe
Generale 4.99%
S&P Industrials
Select Sector Index
f
622,384 (602,487) — 19,897
9,021,400 11/6/2026 UBS AG 4.69%
S&P Industrials
Select Sector Index
f
338,427 (302,121) — 36,306
35,386,172 1,944,349
Total Unrealized
Appreciation
1,944,349
a The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.
b Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
c Reflects the floating financing rate, as of November 30, 2025, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).
d The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statement of
Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statement of
Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statement of Assets and Liabilities.
e Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.
f See the Common Stocks section of the preceding Schedule of Portfolio Investments for the representative components of the underlying reference instrument and their relative weightings.

ULTRA MATERIALS :: NOVEMBER 30, 2025 (UNAUDITED)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
44
UYM
::
See accompanying notes to the financial statements.
Investments
Shares Value
Common Stocks — 75 .0%
Chemicals — 40.9%
Air Products and Chemicals,
Inc. 4,727 $ 1,233,983
Albemarle Corp. 4,395 571,306
CF Industries Holdings, Inc. 6,046 475,820
Corteva, Inc. 17,383 1,172,831
Dow, Inc. 26,462 631,119
DuPont de Nemours, Inc. 15,624 621,367
Ecolab, Inc. 5,421 1,491,642
International Flavors &
Fragrances, Inc. 9,563 664,437
Linde plc 9,955 4,084,736
LyondellBasell Industries NV,
Class
a
A 9,608 470,696
Mosaic Co. (The) 11,848 290,158
PPG Industries, Inc. 8,420 842,337
Sherwin-Williams Co. (The) 4,918 1,690,267
Solstice Advanced Materials,
Inc.* 4,308 205,405
14,446,104
Construction Materials — 7.1%
Martin Marietta Materials, Inc. 2,019 1,258,321
Vulcan Materials Co. 4,232 1,257,920
2,516,241
Containers & Packaging — 11.0%
Amcor plc 86,109 733,649
Avery Dennison Corp. 2,907 501,079
Ball Corp. 10,154 502,928
International Paper Co. 19,714 778,309
Packaging Corp. of America 3,339 681,390
Smurfit WestRock plc 19,482 695,312
3,892,667
Metals & Mining — 16.0%
Freeport-McMoRan, Inc. 30,467 1,309,472
Newmont Corp. 23,315 2,115,370
Nucor Corp. 8,574 1,367,467
Steel Dynamics, Inc. 5,160 866,003
5,658,312
Total Common Stocks
(Cost $26,741,586)
26,513,324
Investments
Principal
Amount Value
Short-Term Investments — 11 .2%
Repurchase Agreements (a) — 11 .2%
Repurchase Agreements
with various counterparties,
rates 2.5% - 4.08%, dated
11/28/2025, due 12/1/2025,
total to be received $3,965,050
(Cost $3,963,769) $ 3,963,769
$ 3,963,769
Total Investments — 86.2%
(Cost $30,705,355) 30,477,093
Other assets less liabilities — 13.8% 4,894,946
Net Assets — 100.0% $ 35,372,039
* Non-income producing security.
(a) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the
securities subject to repurchase.
As of November 30, 2025, the gross unrealized appreciation
(depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation $ 3,495,782
Aggregate gross unrealized depreciation (4,958,713)
Net unrealized depreciation $ (1,462,931)
Federal income tax cost $ 31,016,120

See accompanying notes to the financial statements.
NOVEMBER 30, 2025 (UNAUDITED) :: ULTRA MATERIALS
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
45
UYM
::
Swap Agreements
a
Ultra Materials had the following open non-exchange traded total return swap agreements as of November 30, 2025:
Notional
Amount
($)
A
Termination
Date
b
A
Counterparty
A
Rate Paid
(Received)
c
A
Reference
Instrument
A
Value and
Unrealized
Appreciation /
(Depreciation)
d
($)
A
Financial
Instruments for
the Benefit of
(the Fund)/the
Counterparty
($)
A
Cash Collateral
for the
Benefit of
(the Fund)/the
Counterparty
($)
A
Net
Amount
e
($)
A
7,148,963 3/8/2027
Bank of
America NA 4.94%
S&P Materials Select
Sector Index
f
(862,788) — 862,788 —
7,826,433 3/8/2027 BNP Paribas 4.79%
S&P Materials Select
Sector Index
f
(62,036) — 62,036 —
10,796,876 3/8/2027
Goldman Sachs
International 4.64%
S&P Materials Select
Sector Index
f
(39,222) — 39,222 —
5,564,726 3/8/2027
Societe
Generale 4.89%
S&P Materials Select
Sector Index
f
(145,895) — 145,895 —
12,828,338 3/8/2027 UBS AG 4.69%
S&P Materials Select
Sector Index
f
186,037 — — 186,037
44,165,336 (923,904)
Total Unrealized
Appreciation
186,037
Total Unrealized
Depreciation
(1,109,941)
a The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.
b Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
c Reflects the floating financing rate, as of November 30, 2025, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).
d The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statement of
Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statement of
Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statement of Assets and Liabilities.
e Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.
f See the Common Stocks section of the preceding Schedule of Portfolio Investments for the representative components of the underlying reference instrument and their relative weightings.

ULTRA MIDCAP400 :: NOVEMBER 30, 2025 (UNAUDITED)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
46
MVV
::
See accompanying notes to the financial statements.
Investments
Shares Value
Common Stocks (a) — 81 .3%
Aerospace & Defense — 2.9%
AeroVironment, Inc.* 1,100 $ 307,406
ATI, Inc.* 4,770 480,816
BWX Technologies, Inc. 3,164 565,977
Carpenter Technology Corp. 1,725 549,482
Curtiss-Wright Corp. 1,304 735,834
Hexcel Corp. 2,753 209,861
Kratos Defense & Security
Solutions, Inc.* 5,841 444,500
Woodward, Inc. 2,076 622,862
3,916,738
Air Freight & Logistics — 0.1%
GXO Logistics, Inc.* 3,961 200,981
Automobile Components — 0.6%
Autoliv, Inc. 2,446 288,603
Gentex Corp. 7,596 173,417
Goodyear Tire & Rubber Co.
(The)* 9,899 85,725
Lear Corp. 1,842 197,757
Visteon Corp. 943 97,365
842,867
Automobiles — 0.2%
Harley-Davidson, Inc. 4,206 103,005
Thor Industries, Inc. 1,842 194,552
297,557
Banks — 5.2%
Associated Banc-Corp. 5,654 148,644
Bank OZK 3,663 168,571
Cadence Bank 6,449 256,928
Columbia Banking System, Inc. 10,349 286,874
Comerica, Inc. 4,448 357,530
Commerce Bancshares, Inc. 4,295 231,543
Cullen/Frost Bankers, Inc. 2,226 275,401
East West Bancorp, Inc. 4,770 508,959
First Financial Bankshares, Inc. 4,506 140,767
First Horizon Corp. 17,572 392,558
Flagstar Bank NA 10,356 126,757
FNB Corp. 12,428 206,802
Glacier Bancorp, Inc. 4,450 188,235
Hancock Whitney Corp. 2,934 177,771
Home BancShares, Inc. 6,342 177,957
International Bancshares Corp. 1,872 124,451
Old National Bancorp 12,068 262,238
Pinnacle Financial Partners, Inc. 2,661 243,961
Prosperity Bancshares, Inc. 3,287 225,850
Southstate Bank Corp. 3,502 313,464
Synovus Financial Corp. 4,780 230,396
Texas Capital Bancshares, Inc.* 1,584 142,829
UMB Financial Corp. 2,471 274,479
United Bankshares, Inc. 4,890 182,104
Valley National Bancorp 16,660 188,591
Webster Financial Corp. 5,751 342,760
Western Alliance Bancorp 3,583 292,122
Wintrust Financial Corp. 2,317 310,524
Investments
Shares Value
Common Stocks (a) (continued)
Zions Bancorp NA 5,109 $ 271,952
7,051,018
Beverages — 0.5%
Boston Beer Co., Inc. (The),
Class
a
A* 274 53,375
Celsius Holdings, Inc.* 5,535 226,603
Coca-Cola Consolidated, Inc. 2,075 338,121
618,099
Biotechnology — 2.2%
BioMarin Pharmaceutical, Inc.* 6,646 371,711
Cytokinetics, Inc.* 4,140 282,058
Exelixis, Inc.* 9,316 411,488
Halozyme Therapeutics, Inc.* 4,048 289,027
Neurocrine Biosciences, Inc.* 3,432 522,213
Roivant Sciences Ltd.* 14,889 309,840
United Therapeutics Corp.* 1,566 761,076
2,947,413
Broadline Retail — 0.3%
Macy's, Inc. 9,396 210,095
Ollie's Bargain Outlet Holdings,
Inc.* 2,123 261,362
471,457
Building Products — 1.6%
AAON, Inc. 2,341 218,837
Advanced Drainage Systems,
Inc. 2,477 377,445
Carlisle Cos., Inc. 1,476 469,471
Fortune Brands Innovations,
Inc. 4,154 214,471
Owens Corning 2,895 327,830
Simpson Manufacturing Co.,
Inc. 1,441 241,194
Trex Co., Inc.* 3,710 129,776
UFP Industries, Inc. 2,027 188,491
2,167,515
Capital Markets — 2.4%
Affiliated Managers Group, Inc. 984 264,529
Carlyle Group, Inc. (The) 9,012 491,424
Evercore, Inc., Class
a
A 1,335 427,293
Federated Hermes, Inc.,
Class
a
B 2,558 128,335
Hamilton Lane, Inc., Class
a
A 1,400 173,509
Houlihan Lokey, Inc., Class
a
A 1,882 330,103
Janus Henderson Group plc 4,319 188,784
Jefferies Financial Group, Inc. 5,712 328,783
Morningstar, Inc. 847 181,986
SEI Investments Co. 3,250 262,795
Stifel Financial Corp. 3,536 431,392
3,208,933
Chemicals — 1.1%
Ashland, Inc. 1,582 83,688
Avient Corp. 3,167 96,878
Axalta Coating Systems Ltd.* 7,495 225,824
Cabot Corp. 1,842 115,254

See accompanying notes to the financial statements.
NOVEMBER 30, 2025 (UNAUDITED) :: ULTRA MIDCAP400
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
47
MVV
::
Investments
Shares Value
Common Stocks (a) (continued)
NewMarket Corp. 270 $ 206,153
Olin Corp. 3,967 83,704
RPM International, Inc. 4,443 476,512
Scotts Miracle-Gro Co. (The) 1,538 87,081
Westlake Corp. 1,154 77,099
1,452,193
Commercial Services & Supplies — 1.3%
Brink's Co. (The) 1,442 161,980
Clean Harbors, Inc.* 1,745 397,092
MSA Safety, Inc. 1,273 205,335
RB Global, Inc. 6,424 630,837
Tetra Tech, Inc. 9,094 315,925
1,711,169
Communications Equipment — 1.3%
Ciena Corp.* 4,893 999,200
Lumentum Holdings, Inc.* 2,415 785,261
1,784,461
Construction & Engineering — 2.6%
AECOM 4,583 472,645
API Group Corp.* 12,810 506,764
Comfort Systems USA, Inc. 1,220 1,191,867
Fluor Corp.* 5,596 240,236
MasTec, Inc.* 2,122 453,853
Sterling Infrastructure, Inc.* 1,053 362,558
Valmont Industries, Inc. 683 282,059
3,509,982
Construction Materials — 0.3%
Eagle Materials, Inc. 1,123 251,238
Knife River Corp.* 1,961 146,761
397,999
Consumer Finance — 0.6%
Ally Financial, Inc. 9,694 400,362
FirstCash Holdings, Inc. 1,351 214,012
SLM Corp. 7,213 211,341
825,715
Consumer Staples Distribution & Retail — 2.3%
Albertsons Cos., Inc., Class
a
A 13,951 255,722
BJ's Wholesale Club Holdings,
Inc.* 4,569 407,692
Casey's General Stores, Inc. 1,286 733,612
Maplebear, Inc.* 6,381 268,066
Performance Food Group Co.* 5,416 525,731
Sprouts Farmers Market, Inc.* 3,383 283,529
US Foods Holding Corp.* 7,793 613,075
3,087,427
Containers & Packaging — 0.9%
AptarGroup, Inc. 2,281 284,555
Crown Holdings, Inc. 3,982 385,577
Graphic Packaging Holding Co. 10,252 165,877
Greif, Inc., Class
a
A 904 59,330
Silgan Holdings, Inc. 3,072 121,774
Investments
Shares Value
Common Stocks (a) (continued)
Sonoco Products Co. 3,414 $ 143,968
1,161,081
Diversified Consumer Services — 0.8%
Duolingo, Inc., Class
a
A* 1,374 262,997
Graham Holdings Co., Class
a
B 118 130,567
Grand Canyon Education, Inc.* 960 151,431
H&R Block, Inc. 4,635 195,226
Service Corp. International 4,854 385,553
1,125,774
Diversified REITs — 0.4%
WP Carey, Inc., REIT 7,578 510,530
Diversified Telecommunication Services — 0.3%
Frontier Communications
Parent, Inc.* 8,663 328,501
Iridium Communications, Inc. 3,670 60,188
388,689
Electric Utilities — 0.8%
ALLETE, Inc. 2,005 135,578
IDACORP, Inc. 1,870 246,428
OGE Energy Corp. 6,970 319,087
Portland General Electric Co. 3,793 192,760
TXNM Energy, Inc. 3,282 191,833
1,085,686
Electrical Equipment — 1.6%
Acuity, Inc. 1,050 384,741
EnerSys 1,297 185,614
Nextpower, Inc., Class
a
A* 5,121 469,186
nVent Electric plc 5,571 597,601
Regal Rexnord Corp. 2,297 335,339
Sensata Technologies Holding
plc 5,040 161,633
2,134,114
Electronic Equipment, Instruments & Components — 3.0%
Arrow Electronics, Inc.* 1,782 192,474
Avnet, Inc. 2,902 137,874
Belden, Inc. 1,371 155,471
Cognex Corp. 5,810 221,361
Coherent Corp.* 5,380 883,719
Crane NXT Co. 1,709 96,217
Fabrinet* 1,240 569,668
Flex Ltd.* 12,990 767,839
IPG Photonics Corp.* 877 69,844
Littelfuse, Inc. 857 219,409
Novanta, Inc.* 1,246 141,620
TD SYNNEX Corp. 2,654 404,682
Vontier Corp. 5,077 184,194
4,044,372
Energy Equipment & Services — 0.8%
NOV, Inc. 12,851 197,391
TechnipFMC plc 14,225 643,824
Valaris Ltd.* 2,292 129,292

See accompanying notes to the financial statements.
ULTRA MIDCAP400 :: NOVEMBER 30, 2025 (UNAUDITED)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
48
MVV
::
Investments
Shares Value
Common Stocks (a) (continued)
Weatherford International plc 2,488 $ 186,102
1,156,609
Entertainment — 0.1%
Warner Music Group Corp.,
Class
a
A 5,048 142,556
Financial Services — 1.2%
Equitable Holdings, Inc. 10,366 483,988
Essent Group Ltd. 3,410 214,012
Euronet Worldwide, Inc.* 1,398 103,578
MGIC Investment Corp. 7,979 226,205
Shift4 Payments, Inc.,
Class
a
A(b) 2,329 171,834
Voya Financial, Inc. 3,338 234,661
WEX, Inc.* 1,186 175,955
1,610,233
Food Products — 0.6%
Darling Ingredients, Inc.* 5,473 200,367
Flowers Foods, Inc. 7,307 78,404
Ingredion, Inc. 2,221 238,846
Marzetti Co. (The) 706 117,860
Pilgrim's Pride Corp. 1,480 56,299
Post Holdings, Inc.* 1,655 172,170
863,946
Gas Utilities — 0.9%
National Fuel Gas Co. 3,128 257,904
New Jersey Resources Corp. 3,477 167,174
ONE Gas, Inc. 2,077 173,928
Southwest Gas Holdings, Inc. 2,217 184,122
Spire, Inc. 2,044 181,221
UGI Corp. 7,437 294,133
1,258,482
Ground Transportation — 1.2%
Avis Budget Group, Inc.(b) 585 79,490
Knight-Swift Transportation
Holdings, Inc., Class
a
A 5,617 257,259
Landstar System, Inc. 1,200 157,008
Ryder System, Inc. 1,412 244,572
Saia, Inc.* 921 259,317
XPO, Inc.* 4,075 578,894
1,576,540
Health Care Equipment & Supplies — 1.2%
DENTSPLY SIRONA, Inc. 6,903 78,280
Envista Holdings Corp.* 5,751 120,196
Globus Medical, Inc., Class
a
A* 3,899 354,965
Haemonetics Corp.* 1,669 135,773
Lantheus Holdings, Inc.* 2,352 138,462
LivaNova plc* 1,890 120,601
Masimo Corp.* 1,598 227,603
Penumbra, Inc.* 1,350 395,780
1,571,660
Health Care Providers & Services — 1.8%
Chemed Corp. 504 221,352
Investments
Shares Value
Common Stocks (a) (continued)
Encompass Health Corp. 3,486 $ 405,143
Ensign Group, Inc. (The) 1,981 367,555
HealthEquity, Inc.* 2,993 314,804
Hims & Hers Health, Inc.* 7,155 284,483
Option Care Health, Inc.* 5,616 174,657
Tenet Healthcare Corp.* 3,058 663,096
2,431,090
Health Care REITs — 0.6%
Healthcare Realty Trust, Inc.,
Class
a
A, REIT 12,168 221,823
Omega Healthcare Investors,
Inc., REIT 10,211 468,889
Sabra Health Care REIT, Inc. 8,299 161,913
852,625
Health Care Technology — 0.2%
Doximity, Inc., Class
a
A* 4,721 242,848
Hotel & Resort REITs — 0.1%
Park Hotels & Resorts, Inc.,
REIT 6,919 74,864
Hotels, Restaurants & Leisure — 2.1%
Aramark 9,097 338,135
Boyd Gaming Corp. 2,054 171,098
Cava Group, Inc.* 3,451 168,719
Choice Hotels International, Inc. 716 65,342
Churchill Downs, Inc. 2,306 251,562
Hilton Grand Vacations, Inc.* 2,134 91,399
Hyatt Hotels Corp., Class
a
A 1,466 240,996
Marriott Vacations Worldwide
Corp. 958 52,307
Planet Fitness, Inc., Class
a
A* 2,905 325,273
Texas Roadhouse, Inc., Class
a
A 2,300 403,075
Travel + Leisure Co. 2,248 154,168
Vail Resorts, Inc. 1,285 180,170
Wingstop, Inc. 967 255,994
Wyndham Hotels & Resorts,
Inc. 2,643 193,468
2,891,706
Household Durables — 1.5%
KB Home 2,355 151,497
Somnigroup International, Inc. 7,264 664,801
Taylor Morrison Home Corp.,
Class
a
A* 3,421 214,463
Toll Brothers, Inc. 3,398 475,142
TopBuild Corp.* 969 438,473
Whirlpool Corp.(b) 1,934 149,595
2,093,971
Independent Power and Renewable Electricity Producers — 0.6%
Ormat Technologies, Inc. 2,102 237,337
Talen Energy Corp.* 1,582 623,735
861,072
Industrial REITs — 0.9%
EastGroup Properties, Inc.,
REIT 1,843 333,915

See accompanying notes to the financial statements.
NOVEMBER 30, 2025 (UNAUDITED) :: ULTRA MIDCAP400
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
49
MVV
::
Investments
Shares Value
Common Stocks (a) (continued)
First Industrial Realty Trust, Inc.,
REIT 4,582 $ 262,274
Rexford Industrial Realty, Inc.,
REIT 8,170 339,954
STAG Industrial, Inc., REIT 6,462 253,827
1,189,970
Insurance — 3.3%
American Financial Group, Inc. 2,395 329,839
Brighthouse Financial, Inc.* 1,977 129,592
CNO Financial Group, Inc. 3,354 137,279
Fidelity National Financial, Inc. 8,840 525,361
First American Financial Corp. 3,523 231,673
Hanover Insurance Group, Inc.
(The) 1,238 229,711
Kemper Corp. 2,171 88,403
Kinsale Capital Group, Inc. 766 294,833
Old Republic International
Corp. 7,912 364,743
Primerica, Inc. 1,121 288,456
Reinsurance Group of America,
Inc. 2,288 434,423
RenaissanceRe Holdings Ltd. 1,630 425,707
RLI Corp. 3,178 195,956
Ryan Specialty Holdings, Inc.,
Class
a
A 3,900 226,473
Selective Insurance Group, Inc. 2,107 165,526
Unum Group 5,423 411,985
4,479,960
Interactive Media & Services — 0.1%
ZoomInfo Technologies, Inc.,
Class
a
A* 9,704 96,264
IT Services — 1.1%
ASGN, Inc.* 1,515 68,190
Kyndryl Holdings, Inc.* 7,999 206,614
Okta, Inc., Class
a
A* 5,786 464,790
Twilio, Inc., Class
a
A* 5,309 688,524
1,428,118
Leisure Products — 0.5%
Brunswick Corp. 2,261 149,474
Mattel, Inc.* 11,149 235,467
Polaris, Inc. 1,850 122,766
YETI Holdings, Inc.* 2,810 116,559
624,266
Life Sciences Tools & Services — 1.7%
Avantor, Inc.* 23,593 276,746
Bio-Rad Laboratories, Inc.,
Class
a
A* 631 204,987
Bruker Corp. 3,833 187,089
Illumina, Inc.* 5,319 699,182
Medpace Holdings, Inc.* 769 455,602
Repligen Corp.* 1,831 313,138
Sotera Health Co.* 7,176 125,436
2,262,180
Investments
Shares Value
Common Stocks (a) (continued)
Machinery — 4.2%
AGCO Corp. 2,144 $ 227,178
Chart Industries, Inc.* 1,528 311,636
CNH Industrial NV 30,737 289,850
Crane Co. 1,693 310,242
Donaldson Co., Inc. 4,032 362,477
Esab Corp. 1,974 221,562
Flowserve Corp. 4,527 323,001
Graco, Inc. 5,734 472,711
ITT, Inc. 2,700 497,232
Lincoln Electric Holdings, Inc. 1,909 457,072
Middleby Corp. (The)* 1,615 190,893
Mueller Industries, Inc. 3,831 420,912
Oshkosh Corp. 2,215 283,919
RBC Bearings, Inc.* 1,087 483,682
Terex Corp. 2,269 104,850
Timken Co. (The) 2,192 178,407
Toro Co. (The) 3,416 238,232
Watts Water Technologies, Inc.,
Class
a
A 949 261,810
5,635,666
Marine Transportation — 0.2%
Kirby Corp.* 1,931 219,207
Media — 0.7%
EchoStar Corp., Class
a
A* 4,655 341,165
New York Times Co. (The),
Class
a
A 5,608 361,716
Nexstar Media Group, Inc.,
Class
a
A 987 189,642
892,523
Metals & Mining — 1.7%
Alcoa Corp. 8,960 373,990
Cleveland-Cliffs, Inc.* 19,718 257,123
Commercial Metals Co. 3,874 247,084
MP Materials Corp.(b) 4,659 288,625
Reliance, Inc. 1,820 508,362
Royal Gold, Inc. 2,795 569,733
2,244,917
Mortgage Real Estate Investment Trusts (REITs) — 0.5%
Annaly Capital Management,
Inc. 22,221 506,639
Starwood Property Trust, Inc. 11,944 219,053
725,692
Multi-Utilities — 0.2%
Black Hills Corp. 2,522 186,099
Northwestern Energy Group,
Inc. 2,125 146,816
332,915
Office REITs — 0.5%
COPT Defense Properties, REIT 3,900 119,847
Cousins Properties, Inc., REIT 5,812 149,833
Kilroy Realty Corp., REIT 3,767 161,567

See accompanying notes to the financial statements.
ULTRA MIDCAP400 :: NOVEMBER 30, 2025 (UNAUDITED)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
50
MVV
::
Investments
Shares Value
Common Stocks (a) (continued)
Vornado Realty Trust, REIT 5,583 $ 205,566
636,813
Oil, Gas & Consumable Fuels — 2.5%
Antero Midstream Corp. 11,590 208,736
Antero Resources Corp.* 10,156 369,983
Chord Energy Corp. 1,980 185,843
Civitas Resources, Inc. 2,886 84,762
CNX Resources Corp.* 4,894 190,083
DT Midstream, Inc. 3,515 426,932
HF Sinclair Corp. 5,503 291,164
Matador Resources Co. 4,050 171,720
Murphy Oil Corp. 4,643 148,901
Ovintiv, Inc. 8,894 364,298
PBF Energy, Inc., Class
a
A 2,842 97,992
Permian Resources Corp.,
Class
a
A 24,200 350,658
Range Resources Corp. 8,243 325,516
Viper Energy, Inc., Class
a
A 5,838 213,262
3,429,850
Paper & Forest Products — 0.1%
Louisiana-Pacific Corp. 2,192 179,766
Passenger Airlines — 0.4%
Alaska Air Group, Inc.* 3,990 171,011
American Airlines Group, Inc.* 22,836 320,846
491,857
Personal Care Products — 0.2%
BellRing Brands, Inc.* 4,358 134,619
Coty, Inc., Class
a
A* 12,680 42,097
elf Beauty, Inc.* 2,054 156,453
333,169
Pharmaceuticals — 0.6%
Elanco Animal Health, Inc.* 17,194 400,104
Jazz Pharmaceuticals plc* 2,100 370,713
Perrigo Co. plc 4,762 63,573
834,390
Professional Services — 2.1%
CACI International, Inc.,
Class
a
A* 762 470,230
Concentrix Corp. 1,549 56,089
ExlService Holdings, Inc.* 5,589 222,051
Exponent, Inc. 1,748 126,380
FTI Consulting, Inc.* 1,098 179,139
Genpact Ltd. 5,609 247,133
Insperity, Inc. 1,238 43,788
KBR, Inc. 4,458 183,759
Maximus, Inc. 1,949 167,789
Parsons Corp.* 1,848 156,489
Paylocity Holding Corp.* 1,546 227,772
Science Applications
International Corp. 1,623 139,919
TransUnion 6,742 573,407
2,793,945
Investments
Shares Value
Common Stocks (a) (continued)
Real Estate Management & Development — 0.4%
Jones Lang LaSalle, Inc.* 1,641 $ 534,457
Residential REITs — 0.7%
American Homes 4 Rent,
Class
a
A, REIT 11,276 362,185
Equity LifeStyle Properties, Inc.,
REIT 6,706 421,606
Independence Realty Trust,
Inc., REIT 8,077 138,521
922,312
Retail REITs — 0.7%
Agree Realty Corp., REIT 3,823 287,566
Brixmor Property Group, Inc.,
REIT 10,592 276,875
Kite Realty Group Trust, REIT 7,608 176,049
NNN REIT, Inc. 6,534 270,181
1,010,671
Semiconductors & Semiconductor Equipment — 2.2%
Allegro MicroSystems, Inc.* 4,290 114,500
Amkor Technology, Inc. 3,933 143,122
Cirrus Logic, Inc.* 1,776 213,724
Entegris, Inc. 5,248 404,831
Lattice Semiconductor Corp.* 4,739 332,725
MACOM Technology Solutions
Holdings, Inc.* 2,217 387,953
MKS, Inc. 2,324 363,450
Onto Innovation, Inc.* 1,696 242,800
Power Integrations, Inc. 1,941 65,218
Rambus, Inc.* 3,723 355,807
Silicon Laboratories, Inc.* 1,135 144,803
Synaptics, Inc.* 1,334 91,392
Universal Display Corp. 1,529 181,844
3,042,169
Software — 2.9%
Appfolio, Inc., Class
a
A* 792 180,798
Bentley Systems, Inc., Class
a
B 5,155 216,304
BILL Holdings, Inc.* 3,173 159,126
Blackbaud, Inc.* 1,287 72,561
Commvault Systems, Inc.* 1,538 189,943
Docusign, Inc., Class
a
A* 6,993 484,965
Dolby Laboratories, Inc.,
Class
a
A 2,118 142,859
Dropbox, Inc., Class
a
A* 6,405 191,381
Dynatrace, Inc.* 10,436 465,028
Guidewire Software, Inc.* 2,915 629,582
Manhattan Associates, Inc.* 2,094 369,486
Nutanix, Inc., Class
a
A* 9,277 443,441
Pegasystems, Inc. 3,196 175,045
Qualys, Inc.* 1,250 176,062
3,896,581
Specialized REITs — 1.1%
CubeSmart, REIT 7,892 293,819
EPR Properties, REIT 2,635 137,731

See accompanying notes to the financial statements.
NOVEMBER 30, 2025 (UNAUDITED) :: ULTRA MIDCAP400
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
51
MVV
::
Investments
Shares Value
Common Stocks (a) (continued)
Gaming and Leisure Properties,
Inc., REIT 9,795 $ 426,376
Lamar Advertising Co., Class
a
A,
REIT 3,004 397,700
National Storage Affiliates Trust,
REIT 2,443 71,946
PotlatchDeltic Corp., REIT 2,461 99,031
Rayonier, Inc., REIT 4,908 109,007
1,535,610
Specialty Retail — 2.7%
Abercrombie & Fitch Co.,
Class
a
A* 1,650 161,486
AutoNation, Inc.* 980 207,064
Bath & Body Works, Inc. 7,323 127,493
Burlington Stores, Inc.* 2,156 543,808
Chewy, Inc., Class
a
A* 7,715 268,251
Dick's Sporting Goods, Inc. 2,314 478,003
Five Below, Inc.* 1,905 314,115
Floor & Decor Holdings, Inc.,
Class
a
A* 3,726 237,048
GameStop Corp., Class
a
A(b) 14,242 320,872
Gap, Inc. (The) 7,876 213,203
Lithia Motors, Inc., Class
a
A 887 282,811
Murphy USA, Inc. 607 233,738
Penske Automotive Group, Inc. 639 103,339
RH* 531 83,680
Valvoline, Inc.* 4,399 137,733
3,712,644
Technology Hardware, Storage & Peripherals — 0.7%
Pure Storage, Inc., Class
a
A* 10,745 955,875
Textiles, Apparel & Luxury Goods — 0.5%
Capri Holdings Ltd.* 4,118 104,474
Columbia Sportswear Co. 890 47,802
Crocs, Inc.* 1,891 160,697
PVH Corp. 1,664 141,041
Under Armour, Inc., Class
a
A* 6,537 30,201
Under Armour, Inc., Class
a
C* 4,199 18,601
VF Corp. 11,355 198,712
701,528
Trading Companies & Distributors — 1.4%
Applied Industrial Technologies,
Inc. 1,317 340,866
Core & Main, Inc., Class
a
A* 6,564 317,304
GATX Corp. 1,233 197,194
MSC Industrial Direct Co., Inc.,
Class
a
A 1,581 140,646
Watsco, Inc. 1,209 418,797
WESCO International, Inc. 1,685 450,586
1,865,393
Water Utilities — 0.3%
Essential Utilities, Inc. 9,707 384,300
Total Common Stocks
(Cost $103,355,976)
109,962,980
Investments
Shares Value
Securities Lending Reinvestments (c) — 0 .3%
Investment Companies — 0 .3%
Invesco Government & Agency Portfolio,
Institutional Class 3.91% (d)
(Cost $407,498) 407,498 $ 407,498
Principal
Amount
Short-Term Investments — 5 .7%
Repurchase Agreements (e) — 5 .7%
Repurchase Agreements
with various counterparties,
rates 2.5% - 4.08%, dated
11/28/2025, due 12/1/2025,
total to be received $7,749,986
(Cost $7,747,482) $ 7,747,482
7,747,482
Total Investments — 87.3%
(Cost $111,510,956) 118,117,960
Other assets less liabilities — 12.7% 17,229,569
Net Assets — 100.0% $ 135,347,529
* Non-income producing security.
(a) All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $748,210.
(b) The security or a portion of this security is on loan at November
30, 2025. The total value of securities on loan at November
30, 2025 was $870,101, collateralized in the form of cash
with a value of $407,498 that was reinvested in the securities shown in the Securities Lending Reinvestment section of the
Schedule of Portfolio Investments and $480,193 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% – 6.25%, and maturity dates ranging from
December 11, 2025 – May 15, 2054. The total value of collateral is $887,691.
(c) The security was purchased with cash collateral held from securities on loan at November 30, 2025. The total value of
securities purchased was $407,498.
(d) Rate shown is the 7-day yield as of November 30, 2025.
(e) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the
securities subject to repurchase.
Abbreviations
REIT Real Estate Investment Trust
As of November 30, 2025, the gross unrealized appreciation
(depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation $ 18,134,399
Aggregate gross unrealized depreciation (16,155,572)
Net unrealized appreciation $ 1,978,827
Federal income tax cost $ 111,999,523

See accompanying notes to the financial statements.
ULTRA MIDCAP400 :: NOVEMBER 30, 2025 (UNAUDITED)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
52
MVV
::
Futures Contracts Purchased
Ultra MidCap400 had the following open long futures contracts as of November 30, 2025:
Number of
Contracts
AAAAAA
Expiration Date
AAAAAA
Trading
Currency
AA
Notional Amount
AAAAAA
Value and
Unrealized
Appreciation
AAAAAA
S&P Midcap 400
®
E-Mini Index 38 12/19/2025 U.S. Dollar $ 12,594,720 $ 67,020
Swap Agreements
a
Ultra MidCap400 had the following open non-exchange traded total return swap agreements as of November 30, 2025:
Notional
Amount
($)
A
Termination
Date
b
A
Counterparty
A
Rate Paid
(Received)
c
A
Reference
Instrument
A
Value and
Unrealized
Appreciation /
(Depreciation)
d
($)
A
Financial
Instruments for
the Benefit of
(the Fund)/the
Counterparty
($)
A
Cash Collateral
for the
Benefit of
(the Fund)/the
Counterparty
($)
A
Net
Amount
e
($)
A
20,181,789 1/12/2027
Bank of
America NA 4.94% S&P MidCap 400
®
759,882 (580,106) — 179,776
23,142,888 1/12/2027 BNP Paribas 4.69% S&P MidCap 400
®
(673,924) — 673,924 —
18,937,797 3/8/2027 Citibank NA 4.59% S&P MidCap 400
®
1,500,354 (1,350,049) — 150,305
8,158,736 11/6/2026
Goldman Sachs
International 4.54% S&P MidCap 400
®
(768,130)
26,031,323 11/6/2026
Goldman Sachs
International 4.31%
SPDR
®
S&P MidCap
400
®
ETF Trust (3,976,561)
34,190,059 (4,744,691) — 4,744,691 —
27,754,923 11/6/2026
Societe
Generale 4.79% S&P MidCap 400
®
(536,464) — 536,464 —
23,834,362 11/6/2026 UBS AG 4.69% S&P MidCap 400
®
(511,787) — — (511,787)
148,041,818 (4,206,630)
Total Unrealized
Appreciation
2,260,236
Total Unrealized
Depreciation
(6,466,866)
a The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.
b Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
c Reflects the floating financing rate, as of November 30, 2025, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).
d The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statement of
Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statement of
Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statement of Assets and Liabilities.
e Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

NOVEMBER 30, 2025 (UNAUDITED) :: ULTRA MSCI BRAZIL CAPPED
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
53
UBR
::
See accompanying notes to the financial statements.
Investments
Principal
Amount Value
Short-Term Investments — 56 .1%
Repurchase Agreements (a) — 56 .1%
Repurchase Agreements
with various counterparties,
rates 2.5% - 4.08%, dated
11/28/2025, due 12/1/2025,
total to be received $1,757,280
(Cost $1,756,713) $ 1,756,713
$ 1,756,713
Total Investments — 56.1%
(Cost $1,756,713) 1,756,713
Other assets less liabilities — 43.9% 1,374,655
Net Assets — 100.0% $ 3,131,368
(a) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the
securities subject to repurchase.
As of November 30, 2025, the gross unrealized appreciation
(depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation $ 441,764
Aggregate gross unrealized depreciation —
Net unrealized appreciation $ 441,764
Federal income tax cost $ 1,756,713
Swap Agreements
a
Ultra MSCI Brazil Capped had the following open non-exchange traded total return swap agreements as of November 30, 2025:
Notional
Amount
($)
A
Termination
Date
b
A
Counterparty
A
Rate Paid
(Received)
c
A
Reference
Instrument
A
Value and
Unrealized
Appreciation
d
($)
A
Financial
Instruments for
the Benefit of
(the Fund)/the
Counterparty
($)
A
Cash Collateral
for the
Benefit of
(the Fund)/the
Counterparty
($)
A
Net
Amount
e
($)
A
724,636 11/6/2026
Bank of
America NA 4.89%
iShares
®
MSCI Brazil
Capped ETF
f
168,494 — — 168,494
3,310,108 11/6/2026 Citibank NA 4.39%
iShares
®
MSCI Brazil
Capped ETF
f
55,816 — — 55,816
956,310 11/6/2026
Goldman Sachs
International 4.39%
iShares
®
MSCI Brazil
Capped ETF
f
15,984 — — 15,984
943,559 11/6/2026
Societe
Generale 4.29%
iShares
®
MSCI Brazil
Capped ETF
f
190,998 — — 190,998
322,595 11/6/2026 UBS AG 4.29%
iShares
®
MSCI Brazil
Capped ETF
f
10,472 — — 10,472
6,257,208 441,764
Total Unrealized
Appreciation
441,764
a The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.
b Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
c Reflects the floating financing rate, as of November 30, 2025, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).
d The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statement of
Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statement of
Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statement of Assets and Liabilities.
e Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.
f In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.

ULTRA MSCI EAFE :: NOVEMBER 30, 2025 (UNAUDITED)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
54
EFO
::
See accompanying notes to the financial statements.
Investments
Principal
Amount Value
Short-Term Investments — 56 .7%
Repurchase Agreements (a) — 56 .7%
Repurchase Agreements
with various counterparties,
rates 2.5% - 4.08%, dated
11/28/2025, due 12/1/2025,
total to be received
$12,673,459
(Cost $12,669,367) $ 12,669,367
$ 12,669,367
Total Investments — 56.7%
(Cost $12,669,367) 12,669,367
Other assets less liabilities — 43.3% 9,656,707
Net Assets — 100.0% $ 22,326,074
(a) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the
securities subject to repurchase.
As of November 30, 2025, the gross unrealized appreciation
(depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation $ 4,349,507
Aggregate gross unrealized depreciation (14,570)
Net unrealized appreciation $ 4,334,937
Federal income tax cost $ 12,669,367
Swap Agreements
a
Ultra MSCI EAFE had the following open non-exchange traded total return swap agreements as of November 30, 2025:
Notional
Amount
($)
A
Termination
Date
b
A
Counterparty
A
Rate Paid
(Received)
c
A
Reference
Instrument
A
Value and
Unrealized
Appreciation /
(Depreciation)
d
($)
A
Financial
Instruments for
the Benefit of
(the Fund)/the
Counterparty
($)
A
Cash Collateral
for the
Benefit of
(the Fund)/the
Counterparty
($)
A
Net
Amount
e
($)
A
7,350,958 11/6/2026
Bank of
America NA 4.89%
iShares
®
MSCI EAFE
ETF
f
1,304,181 (1,304,181) — —
2,556,473 11/6/2026 Citibank NA 4.49%
iShares
®
MSCI EAFE
ETF
f
(14,570) — 14,570 —
11,455,760 11/6/2026
Goldman Sachs
International 4.29%
iShares
®
MSCI EAFE
ETF
f
763,740 (533,764) — 229,976
16,248,899 11/6/2026
Societe
Generale 4.49%
iShares
®
MSCI EAFE
ETF
f
769,846 (574,400) — 195,446
7,004,142 11/6/2026 UBS AG 4.29%
iShares
®
MSCI EAFE
ETF
f
1,511,740 (1,362,628) — 149,112
44,616,232 4,334,937
Total Unrealized
Appreciation
4,349,507
Total Unrealized
Depreciation
(14,570)
a The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.
b Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
c Reflects the floating financing rate, as of November 30, 2025, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).
d The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statement of
Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statement of
Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statement of Assets and Liabilities.
e Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.
f In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.

NOVEMBER 30, 2025 (UNAUDITED) :: ULTRA MSCI EMERGING MARKETS
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
55
EET
::
See accompanying notes to the financial statements.
Investments
Principal
Amount Value
Short-Term Investments — 61 .1%
Repurchase Agreements (a) — 61 .1%
Repurchase Agreements
with various counterparties,
rates 2.5% - 4.08%, dated
11/28/2025, due 12/1/2025,
total to be received
$18,145,842
(Cost $18,139,980) $ 18,139,980
$ 18,139,980
Total Investments — 61.1%
(Cost $18,139,980) 18,139,980
Other assets less liabilities — 38.9% 11,536,153
Net Assets — 100.0% $ 29,676,133
(a) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the
securities subject to repurchase.
As of November 30, 2025, the gross unrealized appreciation
(depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation $ 3,667,836
Aggregate gross unrealized depreciation (308,427)
Net unrealized appreciation $ 3,359,409
Federal income tax cost $ 18,139,980
Swap Agreements
a
Ultra MSCI Emerging Markets had the following open non-exchange traded total return swap agreements as of November 30, 2025:
Notional
Amount
($)
A
Termination
Date
b
A
Counterparty
A
Rate Paid
(Received)
c
A
Reference
Instrument
A
Value and
Unrealized
Appreciation /
(Depreciation)
d
($)
A
Financial
Instruments for
the Benefit of
(the Fund)/the
Counterparty
($)
A
Cash Collateral
for the
Benefit of
(the Fund)/the
Counterparty
($)
A
Net
Amount
e
($)
A
9,888,536 11/6/2026
Bank of
America NA 4.89%
iShares
®
MSCI
Emerging Markets
ETF
f
1,417,214 (1,265,430) — 151,784
11,948,099 11/6/2026 Citibank NA 4.24%
iShares
®
MSCI
Emerging Markets
ETF
f
(158,270) — 158,270 —
12,804,667 11/6/2026
Goldman Sachs
International 4.34%
iShares
®
MSCI
Emerging Markets
ETF
f
1,752,487 (1,510,769) — 241,718
18,462,985 11/6/2026
Societe
Generale 4.89%
iShares
®
MSCI
Emerging Markets
ETF
f
498,135 (380,176) — 117,959
6,218,157 11/6/2026 UBS AG 4.29%
iShares
®
MSCI
Emerging Markets
ETF
f
(150,157) — — (150,157)
59,322,444 3,359,409
Total Unrealized
Appreciation
3,667,836
Total Unrealized
Depreciation
(308,427)
a The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.
b Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
c Reflects the floating financing rate, as of November 30, 2025, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).
d The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statement of
Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statement of
Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statement of Assets and Liabilities.
e Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.
f In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.

ULTRA MSCI JAPAN :: NOVEMBER 30, 2025 (UNAUDITED)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
56
EZJ
::
See accompanying notes to the financial statements.
Investments
Shares Value
Exchange Traded Funds — 49 .7%
iShares MSCI Japan ETF
(Cost $2,509,826) 46,250 $ 3,839,212
Principal
Amount
Short-Term Investments — 22 .2%
Repurchase Agreements (a) — 22 .2%
Repurchase Agreements
with various counterparties,
rates 2.5% - 4.08%, dated
11/28/2025, due 12/1/2025,
total to be received $1,712,665
(Cost $1,712,111) $ 1,712,111
1,712,111
Total Investments — 71.9%
(Cost $4,221,937) 5,551,323
Other assets less liabilities — 28.1% 2,167,971
Net Assets — 100.0% $ 7,719,294
(a) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the
securities subject to repurchase.
As of November 30, 2025, the gross unrealized appreciation
(depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation $ 1,714,867
Aggregate gross unrealized depreciation (24,914)
Net unrealized appreciation $ 1,689,953
Federal income tax cost $ 4,221,937
Swap Agreements
a
Ultra MSCI Japan had the following open non-exchange traded total return swap agreements as of November 30, 2025:
Notional
Amount
($)
A
Termination
Date
b
A
Counterparty
A
Rate Paid
(Received)
c
A
Reference
Instrument
A
Value and
Unrealized
Appreciation /
(Depreciation)
d
($)
A
Financial
Instruments for
the Benefit of
(the Fund)/the
Counterparty
($)
A
Cash Collateral
for the
Benefit of
(the Fund)/the
Counterparty
($)
A
Net
Amount
e
($)
A
1,628,331 11/6/2026
Bank of
America NA 4.89%
iShares
®
MSCI Japan
ETF
f
143,736 — — 143,736
3,039,779 11/6/2026 Citibank NA 4.59%
iShares
®
MSCI Japan
ETF
f
(6,574) — 6,574 —
1,267,897 11/6/2026
Goldman Sachs
International 4.54%
iShares
®
MSCI Japan
ETF
f
174,667 — — 174,667
2,271,898 11/6/2026
Societe
Generale 4.69%
iShares
®
MSCI Japan
ETF
f
67,078 — — 67,078
3,395,092 11/6/2026 UBS AG 4.39%
iShares
®
MSCI Japan
ETF
f
(18,340) — — (18,340)
11,602,997 360,567
Total Unrealized
Appreciation
385,481
Total Unrealized
Depreciation
(24,914)
a The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.
b Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
c Reflects the floating financing rate, as of November 30, 2025, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).
d The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statement of
Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statement of
Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statement of Assets and Liabilities.
e Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.
f In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.

NOVEMBER 30, 2025 (UNAUDITED) :: ULTRA NASDAQ BIOTECHNOLOGY
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
57
BIB
::
See accompanying notes to the financial statements.
Investments
Shares Value
Common Stocks — 67 .6%
Biotechnology — 54.2%
4D Molecular Therapeutics,
Inc.* 2,181 $ 25,430
Absci Corp.(a) 6,983 22,136
AC Immune SA* 4,659 13,930
ACADIA Pharmaceuticals, Inc.* 7,879 197,290
Acrivon Therapeutics, Inc.* 1,469 3,467
ADMA Biologics, Inc.* 11,144 213,742
Agios Pharmaceuticals, Inc.* 2,719 79,395
Akero Therapeutics, Inc.* 3,736 203,089
Alector, Inc.* 4,727 6,287
Alkermes plc* 7,709 228,032
Allogene Therapeutics, Inc.* 10,362 15,129
Alnylam Pharmaceuticals, Inc.* 6,071 2,739,417
Altimmune, Inc.* 4,122 21,682
Alvotech SA* 14,617 74,547
Amarin Corp. plc, ADR* 941 15,028
Amgen, Inc. 13,432 4,640,219
Amicus Therapeutics, Inc.* 14,395 142,942
AnaptysBio, Inc.* 1,308 54,478
Anavex Life Sciences Corp.(a) 4,011 15,362
Annexon, Inc.* 5,126 23,067
Apellis Pharmaceuticals, Inc.* 5,898 125,627
Apogee Therapeutics, Inc.* 2,154 155,023
Applied Therapeutics, Inc.(a) 6,725 1,749
Arbutus Biopharma Corp.* 8,952 39,478
Arcellx, Inc.* 2,590 188,319
Arcturus Therapeutics Holdings,
Inc.(a) 1,268 8,610
Arcutis Biotherapeutics, Inc.* 5,596 171,517
Ardelyx, Inc.* 11,254 65,273
Argenx SE, ADR* 1,429 1,303,219
ArriVent Biopharma, Inc.* 1,894 43,448
Arrowhead Pharmaceuticals,
Inc.* 6,457 340,284
ARS Pharmaceuticals, Inc.(a) 4,615 44,027
Artiva Biotherapeutics, Inc.* 1,141 4,290
Ascendis Pharma A/S, ADR* 2,835 601,956
Astria Therapeutics, Inc.* 2,636 33,345
Aura Biosciences, Inc.* 2,901 19,147
Aurinia Pharmaceuticals, Inc.* 6,147 99,090
Autolus Therapeutics plc, ADR* 9,366 13,206
Avidity Biosciences, Inc.* 6,008 430,774
Beam Therapeutics, Inc.* 4,725 119,684
BeOne Medicines Ltd., ADR* 1,570 534,758
Bicycle Therapeutics plc, ADR* 2,156 16,127
BioCryst Pharmaceuticals, Inc.* 9,804 70,393
Biogen, Inc.* 6,847 1,246,770
BioMarin Pharmaceutical, Inc.* 8,965 501,412
Biomea Fusion, Inc.* 2,779 3,029
BioNTech SE, ADR* 4,698 484,599
Bridgebio Pharma, Inc.* 8,927 642,833
C4 Therapeutics, Inc.* 3,324 9,008
Cartesian Therapeutics, Inc.* 1,215 9,100
Centessa Pharmaceuticals plc,
ADR* 4,478 129,996
CG oncology, Inc.* 3,561 159,675
Climb Bio, Inc.* 3,165 5,982
Cogent Biosciences, Inc.* 6,524 262,395
Investments
Shares Value
Common Stocks (continued)
Compass Pathways plc, ADR* 4,283 $ 23,771
Corvus Pharmaceuticals, Inc.* 3,480 31,912
CRISPR Therapeutics AG* 4,240 226,713
Cullinan Therapeutics, Inc.* 2,758 31,358
CureVac NV* 10,515 57,727
Cytokinetics, Inc.* 5,588 380,710
Day One Biopharmaceuticals,
Inc.* 4,783 45,391
Denali Therapeutics, Inc.* 6,829 132,961
Design Therapeutics, Inc.* 2,659 24,968
Disc Medicine, Inc.* 1,622 151,430
Dynavax Technologies Corp.* 5,476 62,262
Dyne Therapeutics, Inc.* 6,643 145,482
Editas Medicine, Inc.* 4,199 10,120
Enanta Pharmaceuticals, Inc.* 999 14,106
Entrada Therapeutics, Inc.* 1,777 18,250
Erasca, Inc.* 13,247 41,993
Exelixis, Inc.* 12,571 555,261
Fate Therapeutics, Inc.* 5,386 6,140
Foghorn Therapeutics, Inc.* 2,640 12,540
Galapagos NV, ADR* 669 20,953
Genmab A/S, ADR(a) 1,958 63,361
Geron Corp.* 29,795 35,158
Gilead Sciences, Inc. 34,211 4,305,112
GRAIL, Inc.* 1,684 185,897
Grifols SA, ADR 5,697 50,418
Halozyme Therapeutics, Inc.* 5,462 389,987
Humacyte, Inc.(a) 7,396 9,985
Ideaya Biosciences, Inc.* 4,092 145,757
ImmunityBio, Inc.(a) 44,143 104,177
Immunocore Holdings plc,
ADR* 1,870 73,865
Immunovant, Inc.* 8,140 196,581
Incyte Corp.* 9,119 952,571
Inhibrx Biosciences, Inc.* 677 56,949
Insmed, Inc.* 9,872 2,051,105
Intellia Therapeutics, Inc.* 5,013 45,067
Ionis Pharmaceuticals, Inc.* 7,443 615,759
Iovance Biotherapeutics, Inc.(a) 16,899 41,741
Ironwood Pharmaceuticals,
Inc., Class
a
A* 7,585 26,548
Janux Therapeutics, Inc.* 2,806 95,657
KalVista Pharmaceuticals, Inc.* 2,351 34,019
Keros Therapeutics, Inc.* 1,896 33,142
Kiniksa Pharmaceuticals
International plc, Class
a
A* 2,030 86,316
Krystal Biotech, Inc.* 1,351 294,518
Kura Oncology, Inc.* 4,053 49,203
Kymera Therapeutics, Inc.* 3,339 226,651
Kyverna Therapeutics, Inc.* 2,020 15,493
Larimar Therapeutics, Inc.* 3,997 14,149
Legend Biotech Corp., ADR* 3,932 108,956
Lexeo Therapeutics, Inc.* 2,522 24,867
Lyell Immunopharma, Inc.* 898 21,552
MacroGenics, Inc.* 2,952 4,517
Madrigal Pharmaceuticals, Inc.* 1,044 623,247
MannKind Corp.* 14,329 76,660
MeiraGTx Holdings plc* 3,757 31,183
Mersana Therapeutics, Inc.* 233 6,391
Merus NV* 3,532 339,566

See accompanying notes to the financial statements.
ULTRA NASDAQ BIOTECHNOLOGY :: NOVEMBER 30, 2025 (UNAUDITED)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
58
BIB
::
Investments
Shares Value
Common Stocks (continued)
Mesoblast Ltd., ADR* 2,205 $ 37,992
Mineralys Therapeutics, Inc.* 3,096 133,500
Mirum Pharmaceuticals, Inc.* 2,346 171,375
Moderna, Inc.* 18,170 472,057
Monte Rosa Therapeutics, Inc.
(a) 2,884 46,634
Neurocrine Biosciences, Inc.* 4,631 704,653
Neurogene, Inc.* 667 14,060
Newamsterdam Pharma Co.
NV(a) 5,259 217,197
Nkarta, Inc.* 3,317 6,269
Novavax, Inc.(a) 7,585 53,474
Nurix Therapeutics, Inc.* 3,568 63,082
Nuvalent, Inc., Class
a
A* 3,114 340,516
Olema Pharmaceuticals, Inc.* 3,205 90,766
OnKure Therapeutics, Inc.,
Class
a
A(a) 600 1,806
ORIC Pharmaceuticals, Inc.* 4,535 53,876
Oruka Therapeutics, Inc.* 1,749 52,645
PepGen, Inc.* 1,532 9,866
Praxis Precision Medicines,
Inc.* 983 193,120
Precigen, Inc.* 13,915 53,294
Prime Medicine, Inc.(a) 8,166 31,194
Protagonist Therapeutics, Inc.* 2,905 261,450
Prothena Corp. plc* 2,514 27,026
PTC Therapeutics, Inc.* 3,710 319,023
Pyxis Oncology, Inc.* 2,896 15,030
Q32 Bio, Inc.* 569 1,246
Recursion Pharmaceuticals,
Inc., Class
a
A(a) 19,956 92,396
Regeneron Pharmaceuticals,
Inc. 4,825 3,764,417
REGENXBIO, Inc.* 2,368 31,708
Relay Therapeutics, Inc.* 8,051 63,764
Replimune Group, Inc.* 3,645 36,450
Revolution Medicines, Inc.* 8,730 678,845
Rhythm Pharmaceuticals, Inc.* 3,102 338,397
Rigel Pharmaceuticals, Inc.* 838 42,311
Rocket Pharmaceuticals, Inc.* 5,039 17,233
Roivant Sciences Ltd.* 31,891 663,652
Sana Biotechnology, Inc.* 12,081 51,948
Sarepta Therapeutics, Inc.* 4,564 97,396
Savara, Inc.* 8,072 50,773
Scholar Rock Holding Corp.* 4,490 197,829
Silence Therapeutics plc, ADR* 2,207 14,875
Solid Biosciences, Inc.* 3,637 19,749
Spyre Therapeutics, Inc.* 2,821 84,630
Stoke Therapeutics, Inc.* 2,559 79,099
Summit Therapeutics, Inc.(a) 34,691 620,622
Sutro Biopharma, Inc.* 3,959 3,640
Syndax Pharmaceuticals, Inc.* 4,023 79,736
Tango Therapeutics, Inc.(a) 5,196 56,688
Taysha Gene Therapies, Inc.* 12,739 60,383
Tectonic Therapeutic, Inc.* 874 18,739
Tevogen Bio Holdings, Inc.* 9,186 4,053
Travere Therapeutics, Inc.* 4,162 147,376
TScan Therapeutics, Inc.* 2,450 2,720
Twist Bioscience Corp.* 2,819 90,236
Tyra Biosciences, Inc.* 2,489 56,152
Investments
Shares Value
Common Stocks (continued)
Ultragenyx Pharmaceutical,
Inc.* 4,501 $ 156,410
uniQure NV* 2,562 70,481
United Therapeutics Corp.* 2,112 1,026,432
UroGen Pharma Ltd.* 2,161 62,258
Vanda Pharmaceuticals, Inc.* 2,759 14,788
Vaxcyte, Inc.* 6,063 300,785
Vera Therapeutics, Inc.,
Class
a
A* 2,980 100,575
Veracyte, Inc.* 3,674 173,927
Vericel Corp.* 2,356 94,829
Vertex Pharmaceuticals, Inc.* 9,883 4,285,368
Vir Biotechnology, Inc.* 6,487 41,647
Voyager Therapeutics, Inc.* 2,590 10,593
Xencor, Inc.* 3,331 57,693
Xenon Pharmaceuticals, Inc.* 3,601 161,037
Zai Lab Ltd., ADR* 2,233 45,576
Zymeworks, Inc.* 3,510 93,752
47,582,104
Health Care Equipment & Supplies — 0.1%
Novocure Ltd.* 5,221 66,881
Health Care Providers & Services — 0.8%
Castle Biosciences, Inc.* 1,354 54,092
Guardant Health, Inc.* 5,824 631,438
685,530
Life Sciences Tools & Services — 3.2%
10X Genomics, Inc., Class
a
A* 5,343 100,502
AbCellera Biologics, Inc.* 13,955 52,052
Adaptive Biotechnologies
Corp.* 7,111 139,802
Alpha Teknova, Inc.* 2,499 11,695
Codexis, Inc.* 4,215 7,292
Fortrea Holdings, Inc.* 4,240 53,890
Illumina, Inc.* 7,178 943,548
Maravai LifeSciences Holdings,
Inc., Class
a
A* 6,757 24,460
MaxCyte, Inc.* 4,979 8,763
Medpace Holdings, Inc.* 1,312 777,308
OmniAb, Inc.* 5,730 10,371
Pacific Biosciences of
California, Inc.* 14,027 32,543
Personalis, Inc.* 4,141 44,433
Tempus AI, Inc., Class
a
A* 7,877 613,855
2,820,514
Pharmaceuticals — 9.3%
Alumis, Inc.* 4,524 34,699
Amneal Pharmaceuticals, Inc.* 14,667 183,631
Amphastar Pharmaceuticals,
Inc.* 2,171 60,137
Amylyx Pharmaceuticals, Inc.* 4,161 62,332
ANI Pharmaceuticals, Inc.* 1,013 85,953
Aquestive Therapeutics, Inc.* 5,649 34,967
Arvinas, Inc.* 3,429 43,154
AstraZeneca plc, ADR 24,183 2,242,248
Atea Pharmaceuticals, Inc.* 3,706 11,489

See accompanying notes to the financial statements.
NOVEMBER 30, 2025 (UNAUDITED) :: ULTRA NASDAQ BIOTECHNOLOGY
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
59
BIB
::
Investments
Shares Value
Common Stocks (continued)
Avadel Pharmaceuticals plc,
ADR* 4,534 $ 97,436
Axsome Therapeutics, Inc.* 2,331 353,146
Collegium Pharmaceutical, Inc.* 1,471 68,666
CorMedix, Inc.(a) 3,486 34,198
Crinetics Pharmaceuticals, Inc.* 4,398 200,373
Edgewise Therapeutics, Inc.* 4,920 128,117
Enliven Therapeutics, Inc.* 2,766 59,746
Esperion Therapeutics, Inc.* 9,416 37,758
Evolus, Inc.* 3,021 21,630
EyePoint Pharmaceuticals, Inc.* 3,219 47,738
Harmony Biosciences Holdings,
Inc.* 2,686 94,789
Harrow, Inc.* 1,728 72,196
HUTCHMED China Ltd., ADR* 1,449 20,895
Indivior plc* 5,827 195,787
Innoviva, Inc.* 2,943 63,951
Jazz Pharmaceuticals plc* 2,832 499,933
LENZ Therapeutics, Inc.* 1,332 40,653
Lexicon Pharmaceuticals, Inc.
(a) 16,971 24,268
Ligand Pharmaceuticals, Inc.* 915 185,910
Mind Medicine MindMed, Inc.* 3,560 45,034
Neumora Therapeutics, Inc.(a) 7,563 16,941
Ocular Therapeutix, Inc.* 8,125 98,719
Omeros Corp.* 3,178 30,795
Pacira BioSciences, Inc.* 2,098 49,450
Phathom Pharmaceuticals, Inc.* 3,313 51,749
Phibro Animal Health Corp.,
Class
a
A 951 39,828
Pliant Therapeutics, Inc.* 2,867 4,616
Rapport Therapeutics, Inc.* 1,705 50,655
Royalty Pharma plc, Class
a
A 20,188 807,924
Sanofi SA, ADR 12,532 625,096
SIGA Technologies, Inc. 3,344 20,265
Structure Therapeutics, Inc.,
ADR* 2,783 99,659
Supernus Pharmaceuticals,
Inc.* 2,619 119,400
Tarsus Pharmaceuticals, Inc.* 1,971 157,601
Terns Pharmaceuticals, Inc.* 4,081 114,717
Theravance Biopharma, Inc.* 2,352 47,746
Third Harmonic Bio, Inc.*‡ 1,662 —
Trevi Therapeutics, Inc.* 5,687 75,011
Viatris, Inc. 54,446 582,028
WaVe Life Sciences Ltd.* 7,432 57,672
Xeris Biopharma Holdings, Inc.* 7,541 54,144
Zevra Therapeutics, Inc.* 2,622 22,103
8,176,953
Total Common Stocks
(Cost $59,524,233)
59,331,982
Number of
Rights
Rights — 0 .0%
Biotechnology — 0.0%
Cartesian Therapeutics, Inc.,
expiring 12/31/2049*‡
(Cost $1,761) 9,785 —
Investments
Shares Value
Securities Lending Reinvestments (b) — 0 .9%
Investment Companies — 0 .9%
Invesco Government & Agency Portfolio,
Institutional Class 3.91% (c)
(Cost $789,409) 789,409 $ 789,409
Principal
Amount
Short-Term Investments — 7 .5%
Repurchase Agreements (d) — 7 .5%
Repurchase Agreements
with various counterparties,
rates 2.5% - 4.08%, dated
11/28/2025, due 12/1/2025,
total to be received $6,557,388
(Cost $6,555,274) $ 6,555,274
6,555,274
Total Investments — 76.0%
(Cost $66,870,677) 66,676,665
Other assets less liabilities — 24.0% 21,061,946
Net Assets — 100.0% $ 87,738,611
* Non-income producing security.
(a) The security or a portion of this security is on loan at November
30, 2025. The total value of securities on loan at November
30, 2025 was $841,811, collateralized in the form of cash
with a value of $789,409 that was reinvested in the securities shown in the Securities Lending Reinvestment section of the
Schedule of Portfolio Investments and $71,374 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.13% – 6.25%, and maturity dates ranging from
December 31, 2025 – May 15, 2054. The total value of collateral is $860,783.
(b) The security was purchased with cash collateral held from securities on loan at November 30, 2025. The total value of
securities purchased was $789,409.
(c) Rate shown is the 7-day yield as of November 30, 2025.
(d) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the
securities subject to repurchase.
‡ Value determined using significant unobservable inputs and is reported as a Level 3 security in the valuation hierarchy table located in Note 2 in Notes to the Financial Statements.
Abbreviations
ADR American Depositary Receipt
As of November 30, 2025, the gross unrealized appreciation
(depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation $ 24,688,665
Aggregate gross unrealized depreciation (13,846,396)
Net unrealized appreciation $ 10,842,269
Federal income tax cost $ 68,254,703

See accompanying notes to the financial statements.
ULTRA NASDAQ BIOTECHNOLOGY :: NOVEMBER 30, 2025 (UNAUDITED)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
60
BIB
::
Swap Agreements
a
Ultra Nasdaq Biotechnology had the following open non-exchange traded total return swap agreements as of November 30, 2025:
Notional
Amount
($)
A
Termination
Date
b
A
Counterparty
A
Rate Paid
(Received)
c
A
Reference
Instrument
A
Value and
Unrealized
Appreciation /
(Depreciation)
d
($)
A
Financial
Instruments for
the Benefit of
(the Fund)/the
Counterparty
($)
A
Cash Collateral
for the
Benefit of
(the Fund)/the
Counterparty
($)
A
Net
Amount
e
($)
A
19,542,763 3/8/2027
Bank of
America NA 4.89%
Nasdaq
Biotechnology Index
®
1,843,111 (1,740,026) — 103,085
35,152,537 11/15/2027 BNP Paribas 4.64%
Nasdaq
Biotechnology Index
®
2,166,919 (2,131,710) (1) 35,208
29,648,681 3/8/2027 Citibank NA 4.49%
Nasdaq
Biotechnology Index
®
5,061,929 (4,972,779) — 89,150
13,375,651 11/6/2026
Goldman Sachs
International 4.64%
Nasdaq
Biotechnology Index
®
2,243,179 (2,243,179) — —
14,451,986 11/6/2026
Societe
Generale 4.79%
Nasdaq
Biotechnology Index
®
2,866,224 (2,866,224) — —
3,682,813 11/6/2026 UBS AG 4.39%
Nasdaq
Biotechnology Index
®
(1,761,055) — — (1,761,055)
115,854,431 12,420,307
Total Unrealized
Appreciation
14,181,362
Total Unrealized
Depreciation
(1,761,055)
a The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.
b Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
c Reflects the floating financing rate, as of November 30, 2025, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).
d The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statement of
Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statement of
Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statement of Assets and Liabilities.
e Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

NOVEMBER 30, 2025 (UNAUDITED) :: ULTRA NASDAQ CLOUD COMPUTING
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
61
SKYU
::
See accompanying notes to the financial statements.
Investments
Shares Value
Common Stocks (a) — 55 .7%
Broadline Retail — 2.1%
Amazon.com, Inc.* 183 $ 42,679
Communications Equipment — 3.6%
Arista Networks, Inc.* 307 40,119
Cisco Systems, Inc. 405 31,161
71,280
Diversified Telecommunication Services — 2.0%
Lumen Technologies, Inc.* 4,819 39,082
Financial Services — 0.3%
Toast, Inc., Class
a
A* 155 5,299
Health Care Technology — 0.3%
Veeva Systems, Inc., Class
a
A* 26 6,248
Interactive Media & Services — 3.1%
Alphabet, Inc., Class
a
A 197 63,075
IT Services — 13.2%
Akamai Technologies, Inc.* 354 31,690
Cloudflare, Inc., Class
a
A* 134 26,828
CoreWeave, Inc., Class
a
A* 339 24,788
DigitalOcean Holdings, Inc.* 337 15,003
Fastly, Inc., Class
a
A* 800 9,328
International Business
Machines Corp. 172 53,076
MongoDB, Inc., Class
a
A* 111 36,893
Shopify, Inc., Class
a
A* 149 23,638
Snowflake, Inc., Class
a
A* 29 7,286
Twilio, Inc., Class
a
A* 199 25,808
Wix.com Ltd.* 99 9,475
263,813
Media — 0.3%
Trade Desk, Inc. (The), Class
a
A* 128 5,064
Professional Services — 0.5%
Paycom Software, Inc. 31 4,996
Paylocity Holding Corp.* 39 5,746
10,742
Software — 24.7%
Adobe, Inc.* 59 18,888
Appfolio, Inc., Class
a
A* 25 5,707
Appian Corp., Class
a
A* 230 9,292
AppLovin Corp., Class
a
A* 44 26,377
Asana, Inc., Class
a
A* 479 6,169
Atlassian Corp., Class
a
A* 118 17,643
Blackbaud, Inc.* 105 5,920
BlackLine, Inc.* 129 7,352
Box, Inc., Class
a
A* 214 6,322
Confluent, Inc., Class
a
A* 1,057 23,518
Crowdstrike Holdings, Inc.,
Class
a
A* 17 8,656
Datadog, Inc., Class
a
A* 51 8,160
Docusign, Inc., Class
a
A* 91 6,311
Investments
Shares Value
Common Stocks (a) (continued)
Domo, Inc., Class
a
B* 193 $ 2,208
Dropbox, Inc., Class
a
A* 241 7,201
Elastic NV* 82 5,783
Five9, Inc.* 373 7,307
Gitlab, Inc., Class
a
A* 437 17,943
HubSpot, Inc.* 43 15,795
Intuit, Inc. 10 6,341
Klaviyo, Inc., Class
a
A* 216 6,169
Microsoft Corp. 83 40,837
Nutanix, Inc., Class
a
A* 624 29,827
Open Text Corp. 212 7,132
Oracle Corp. 186 37,563
Palo Alto Networks, Inc.* 37 7,035
Q2 Holdings, Inc.* 89 6,420
Qualys, Inc.* 52 7,324
RingCentral, Inc., Class
a
A* 363 10,251
Rubrik, Inc., Class
a
A* 235 16,290
Salesforce, Inc. 82 18,904
SAP SE, ADR 51 12,329
ServiceNow, Inc.* 23 18,685
ServiceTitan, Inc., Class
a
A* 196 17,515
Sprout Social, Inc., Class
a
A* 282 2,811
Workday, Inc., Class
a
A* 30 6,469
Workiva, Inc., Class
a
A* 255 23,603
Zoom Communications, Inc.,
Class
a
A* 86 7,307
Zscaler, Inc.* 25 6,287
495,651
Technology Hardware, Storage & Peripherals — 5.6%
Dell Technologies, Inc., Class
a
C 172 22,936
Hewlett Packard Enterprise Co. 930 20,339
NetApp, Inc. 186 20,750
Pure Storage, Inc., Class
a
A* 541 48,128
112,153
Total Common Stocks
(Cost $1,124,000)
1,115,086
Principal
Amount
Short-Term Investments — 20 .2%
Repurchase Agreements (b) — 20 .2%
Repurchase Agreements
with various counterparties,
rates 2.5% - 4.08%, dated
11/28/2025, due 12/1/2025,
total to be received $405,930
(Cost $405,801) $ 405,801
405,801
Total Investments — 75.9%
(Cost $1,529,801) 1,520,887
Other assets less liabilities — 24.1% 483,587
Net Assets — 100.0% $ 2,004,474
* Non-income producing security.
(a) All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $22,234.

See accompanying notes to the financial statements.
ULTRA NASDAQ CLOUD COMPUTING :: NOVEMBER 30, 2025 (UNAUDITED)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
62
SKYU
::
(b) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the
securities subject to repurchase.
Abbreviations
ADR American Depositary Receipt
As of November 30, 2025, the gross unrealized appreciation
(depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation $ 296,995
Aggregate gross unrealized depreciation (499,392)
Net unrealized depreciation $ (202,397)
Federal income tax cost $ 1,544,140
Swap Agreements
a
Ultra Nasdaq Cloud Computing had the following open non-exchange traded total return swap agreements as of November 30, 2025:
Notional
Amount
($)
A
Termination
Date
b
A
Counterparty
A
Rate Paid
(Received)
c
A
Reference
Instrument
A
Value and
Unrealized
Appreciation /
(Depreciation)
d
($)
A
Financial
Instruments for
the Benefit of
(the Fund)/the
Counterparty
($)
A
Cash Collateral
for the
Benefit of
(the Fund)/the
Counterparty
($)
A
Net
Amount
e
($)
A
848,002 11/6/2026
Bank of
America NA 4.89%
ISE Cloud Computing
Index (158,165) — 158,165 —
644,252 3/6/2026 BNP Paribas 4.79%
ISE Cloud Computing
Index 156,307 — — 156,307
490,722 11/6/2026
Goldman Sachs
International 4.64%
ISE Cloud Computing
Index (92,256) — 92,256 —
905,397 1/26/2026 UBS AG 4.69%
ISE Cloud Computing
Index (85,030) — — (85,030)
2,888,373 (179,144)
Total Unrealized
Appreciation
156,307
Total Unrealized
Depreciation
(335,451)
a The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.
b Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
c Reflects the floating financing rate, as of November 30, 2025, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).
d The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statement of
Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statement of
Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statement of Assets and Liabilities.
e Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

NOVEMBER 30, 2025 (UNAUDITED) :: ULTRA NASDAQ CYBERSECURITY
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
63
UCYB
::
See accompanying notes to the financial statements.
Investments
Principal
Amount Value
Short-Term Investments — 62 .2%
Repurchase Agreements (a) — 62 .2%
Repurchase Agreements
with various counterparties,
rates 2.5% - 4.08%, dated
11/28/2025, due 12/1/2025,
total to be received $2,808,406
(Cost $2,807,498) $ 2,807,498
$ 2,807,498
Total Investments — 62.2%
(Cost $2,807,498) 2,807,498
Other assets less liabilities — 37.8% 1,707,722
Net Assets — 100.0% $ 4,515,220
(a) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the
securities subject to repurchase.
As of November 30, 2025, the gross unrealized appreciation
(depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation $ 351,881
Aggregate gross unrealized depreciation (25,267)
Net unrealized appreciation $ 326,614
Federal income tax cost $ 2,807,498
Swap Agreements
a
Ultra Nasdaq Cybersecurity had the following open non-exchange traded total return swap agreements as of November 30, 2025:
Notional
Amount
($)
A
Termination
Date
b
A
Counterparty
A
Rate Paid
(Received)
c
A
Reference
Instrument
A
Value and
Unrealized
Appreciation /
(Depreciation)
d
($)
A
Financial
Instruments for
the Benefit of
(the Fund)/the
Counterparty
($)
A
Cash Collateral
for the
Benefit of
(the Fund)/the
Counterparty
($)
A
Net
Amount
e
($)
A
1,287,842 4/15/2027
Bank of
America NA 4.89%
First Trust Nasdaq
Cybersecurity ETF (306) — 306 —
1,248,216 11/15/2027 BNP Paribas 4.79%
First Trust Nasdaq
Cybersecurity ETF (24,961) — 24,961 —
1,974,692 11/6/2026
Goldman Sachs
International 4.64%
First Trust Nasdaq
Cybersecurity ETF 251,390 (251,390) — —
842,051 11/15/2027
Societe
Generale 5.14%
First Trust Nasdaq
Cybersecurity ETF 49,024 — — 49,024
3,685,211 3/8/2027 UBS AG 4.69%
First Trust Nasdaq
Cybersecurity ETF 51,467 — — 51,467
9,038,012 326,614
Total Unrealized
Appreciation
351,881
Total Unrealized
Depreciation
(25,267)
a The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.
b Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
c Reflects the floating financing rate, as of November 30, 2025, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).
d The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statement of
Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statement of
Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statement of Assets and Liabilities.
e Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

ULTRA QQQ
®
:: NOVEMBER 30, 2025 (UNAUDITED)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
64
QLD
::
See accompanying notes to the financial statements.
Investments
Shares Value
Common Stocks (a) — 77 .1%
Aerospace & Defense — 0.2%
Axon Enterprise, Inc.* 33,643 $ 18,171,930
Automobiles — 2.6%
Tesla, Inc.* 634,615 272,992,335
Beverages — 1.4%
Coca-Cola Europacific Partners
plc 196,366 18,004,798
Keurig Dr Pepper, Inc. 582,152 16,242,041
Monster Beverage Corp.* 418,445 31,379,191
PepsiCo, Inc. 586,713 87,267,692
152,893,722
Biotechnology — 2.3%
Amgen, Inc. 230,706 79,699,695
Biogen, Inc.* 62,829 11,440,533
Gilead Sciences, Inc. 531,737 66,913,784
Regeneron Pharmaceuticals,
Inc. 44,640 34,827,681
Vertex Pharmaceuticals, Inc.* 109,863 47,637,695
240,519,388
Broadline Retail — 4.8%
Amazon.com, Inc.* 1,857,688 433,249,995
MercadoLibre, Inc.* 21,729 45,017,708
PDD Holdings, Inc., ADR* 286,248 33,227,668
511,495,371
Chemicals — 0.8%
Linde plc 200,948 82,452,983
Commercial Services & Supplies — 0.4%
Cintas Corp. 172,694 32,124,538
Copart, Inc.* 414,325 16,150,388
48,274,926
Communications Equipment — 1.2%
Cisco Systems, Inc. 1,697,046 130,570,719
Consumer Staples Distribution & Retail — 1.6%
Costco Wholesale Corp. 190,040 173,618,644
Electric Utilities — 1.1%
American Electric Power Co.,
Inc. 229,207 28,368,950
Constellation Energy Corp. 133,882 48,781,246
Exelon Corp. 432,824 20,394,667
Xcel Energy, Inc. 253,456 20,811,272
118,356,135
Electronic Equipment, Instruments & Components — 0.1%
CDW Corp. 56,165 8,100,116
Energy Equipment & Services — 0.2%
Baker Hughes Co., Class
a
A 422,493 21,209,149
Investments
Shares Value
Common Stocks (a) (continued)
Entertainment — 2.5%
Electronic Arts, Inc. 107,235 $ 21,664,687
Netflix, Inc.* 1,820,938 195,896,510
Take-Two Interactive Software,
Inc.* 79,059 19,454,048
Warner Bros Discovery, Inc.* 1,060,975 25,463,400
262,478,645
Financial Services — 0.2%
PayPal Holdings, Inc. 409,427 25,666,979
Food Products — 0.4%
Kraft Heinz Co. (The) 507,214 12,939,029
Mondelez International, Inc.,
Class
a
A 554,512 31,923,256
44,862,285
Ground Transportation — 0.4%
CSX Corp. 798,918 28,249,741
Old Dominion Freight Line, Inc. 90,063 12,184,623
40,434,364
Health Care Equipment & Supplies — 1.3%
Dexcom, Inc.* 168,104 10,669,561
GE HealthCare Technologies,
Inc. 195,658 15,650,683
IDEXX Laboratories, Inc.* 34,279 25,807,974
Intuitive Surgical, Inc.* 153,623 88,099,718
140,227,936
Hotels, Restaurants & Leisure — 1.9%
Airbnb, Inc., Class
a
A* 183,886 21,512,823
Booking Holdings, Inc. 13,892 68,274,873
DoorDash, Inc., Class
a
A* 172,507 34,220,214
Marriott International, Inc.,
Class
a
A 116,338 35,458,659
Starbucks Corp. 487,129 42,433,807
201,900,376
Industrial Conglomerates — 0.5%
Honeywell International, Inc. 272,087 52,292,401
Interactive Media & Services — 8.2%
Alphabet, Inc., Class
a
A 1,013,253 324,423,345
Alphabet, Inc., Class
a
C 945,802 302,770,136
Meta Platforms, Inc., Class
a
A 377,806 244,799,398
871,992,879
IT Services — 0.9%
Cognizant Technology Solutions
Corp., Class
a
A 209,237 16,259,807
Shopify, Inc., Class
a
A* 523,002 82,969,038
99,228,845
Machinery — 0.2%
PACCAR, Inc. 225,028 23,722,452

See accompanying notes to the financial statements.
NOVEMBER 30, 2025 (UNAUDITED) :: ULTRA QQQ
®
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
65
QLD
::
Investments
Shares Value
Common Stocks (a) (continued)
Media — 0.6%
Charter Communications, Inc.,
Class
a
A* 58,537 $ 11,714,425
Comcast Corp., Class
a
A 1,578,231 42,122,985
Trade Desk, Inc. (The), Class
a
A* 190,988 7,555,485
61,392,895
Oil, Gas & Consumable Fuels — 0.2%
Diamondback Energy, Inc. 124,050 18,928,789
Pharmaceuticals — 0.2%
AstraZeneca plc, ADR 251,744 23,341,704
Professional Services — 0.9%
Automatic Data Processing, Inc. 173,584 44,315,995
Paychex, Inc. 154,102 17,211,652
Thomson Reuters Corp. 193,139 26,156,815
Verisk Analytics, Inc., Class
a
A 59,872 13,475,391
101,159,853
Real Estate Management & Development — 0.1%
CoStar Group, Inc.* 181,558 12,491,190
Semiconductors & Semiconductor Equipment — 20.6%
Advanced Micro Devices, Inc.* 695,457 151,282,761
Analog Devices, Inc. 210,833 55,942,428
Applied Materials, Inc. 341,395 86,116,889
ARM Holdings plc, ADR* 58,533 7,934,733
ASML Holding NV (Registered),
ADR 36,316 38,494,960
Broadcom, Inc. 1,354,866 545,956,803
GLOBALFOUNDRIES, Inc.* 237,826 8,523,684
Intel Corp.* 1,876,060 76,092,994
KLA Corp. 56,552 66,475,179
Lam Research Corp. 542,332 84,603,792
Marvell Technology, Inc. 369,397 33,024,092
Microchip Technology, Inc. 231,269 12,391,393
Micron Technology, Inc. 479,628 113,422,429
NVIDIA Corp. 4,233,112 749,260,824
NXP Semiconductors NV 108,042 21,061,708
ON Semiconductor Corp.* 175,258 8,804,962
QUALCOMM, Inc. 462,397 77,724,312
Texas Instruments, Inc. 389,543 65,548,401
2,202,662,344
Software — 12.7%
Adobe, Inc.* 181,791 58,196,753
AppLovin Corp., Class
a
A* 131,885 79,062,420
Atlassian Corp., Class
a
A* 71,266 10,655,692
Autodesk, Inc.* 91,712 27,819,918
Cadence Design Systems, Inc.* 116,780 36,416,675
Crowdstrike Holdings, Inc.,
Class
a
A* 107,534 54,752,011
Datadog, Inc., Class
a
A* 138,538 22,167,465
Fortinet, Inc.* 328,375 26,641,064
Intuit, Inc. 119,541 75,798,557
Microsoft Corp. 1,294,796 637,052,580
Investments
Shares Value
Common Stocks (a) (continued)
Palantir Technologies, Inc.,
Class
a
A* 974,513 $ 164,156,715
Palo Alto Networks, Inc.* 286,653 54,501,335
Roper Technologies, Inc. 46,113 20,576,543
Strategy, Inc., Class
a
A* 113,099 20,038,881
Synopsys, Inc.* 79,304 33,149,865
Workday, Inc., Class
a
A* 92,996 20,051,798
Zscaler, Inc.* 66,730 16,782,595
1,357,820,867
Specialty Retail — 0.6%
O'Reilly Automotive, Inc.* 363,586 36,976,696
Ross Stores, Inc. 140,161 24,718,794
61,695,490
Technology Hardware, Storage & Peripherals — 6.8%
Apple, Inc. 2,584,903 720,800,202
Textiles, Apparel & Luxury Goods — 0.1%
Lululemon Athletica, Inc.* 49,163 9,054,841
Trading Companies & Distributors — 0.2%
Fastenal Co. 491,819 19,869,488
Wireless Telecommunication Services — 0.9%
T-Mobile US, Inc. 482,295 100,804,478
Total Common Stocks
(Cost $7,239,687,093)
8,231,484,721
Principal
Amount
Short-Term Investments — 13 .6%
Repurchase Agreements (b) — 1 .5%
Repurchase Agreements
with various counterparties,
rates 2.5% - 4.08%, dated
11/28/2025, due 12/1/2025,
total to be received
$163,050,216
(Cost $162,997,559) $ 162,997,559
162,997,559
U.S. Treasury Obligations (a) — 12 .1%
U.S. Treasury Bills
3.88%, 12/18/2025 (c) 175,000,000 174,677,419
3.88%, 12/23/2025 (c) 195,000,000 194,536,005
3.86%, 1/6/2026 (c) 325,000,000 323,769,225
3.85%, 1/20/2026 (c) 400,000,000 397,889,376
3.81%, 2/19/2026 (c) 200,000,000 198,355,288
Total U.S. Treasury Obligations
(Cost $1,289,174,790) 1,289,227,313
Total Short-Term Investments
(Cost $1,452,172,349) 1,452,224,872
Total Investments — 90.7%
(Cost $8,691,859,442) 9,683,709,593
Other assets less liabilities — 9.3% 990,218,780
Net Assets — 100.0% $ 10,673,928,373

See accompanying notes to the financial statements.
ULTRA QQQ
®
:: NOVEMBER 30, 2025 (UNAUDITED)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
66
QLD
::
* Non-income producing security.
(a) All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $1,306,422,745.
(b) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the
securities subject to repurchase.
(c) The rate shown was the current yield as of November 30, 2025.
Abbreviations
ADR American Depositary Receipt
As of November 30, 2025, the gross unrealized appreciation
(depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation $ 2,329,625,665
Aggregate gross unrealized depreciation (455,711,537)
Net unrealized appreciation $ 1,873,914,128
Federal income tax cost $ 8,813,953,625
Futures Contracts Purchased
Ultra QQQ
®
had the following open long futures contracts as of November 30, 2025:
Number of
Contracts
AAAAAA
Expiration Date
AAAAAA
Trading
Currency
AA
Notional Amount
AAAAAA
Value and
Unrealized
Appreciation
AAAAAA
Nasdaq-100 E-Mini Index 1,938 12/19/2025 U.S. Dollar $ 987,682,320 $ 31,343,056
Swap Agreements
a
Ultra QQQ
®
had the following open non-exchange traded total return swap agreements as of November 30, 2025:
Notional
Amount
($)
A
Termination
Date
b
A
Counterparty
A
Rate Paid
(Received)
c
A
Reference
Instrument
A
Value and
Unrealized
Appreciation /
(Depreciation)
d
($)
A
Financial
Instruments for
the Benefit of
(the Fund)/the
Counterparty
($)
A
Cash Collateral
for the
Benefit of
(the Fund)/the
Counterparty
($)
A
Net
Amount
e
($)
A
980,184,356 3/8/2027
Bank of
America NA 5.04% Nasdaq-100 Index
®
156,486,145 (154,172,825) — 2,313,320
1,326,607,558 11/4/2027
Barclays Bank
PLC 4.84% Nasdaq-100 Index
®
14,717,143 — — 14,717,143
1,588,739,534 1/12/2027 BNP Paribas 4.94% Nasdaq-100 Index
®
159,034,209 (146,465,548) — 12,568,661
1,060,456,869 3/8/2027 Citibank NA 5.14% Nasdaq-100 Index
®
131,132,956 (128,610,138) — 2,522,818
1,310,024,009 1/12/2027
Goldman Sachs
International 4.64% Nasdaq-100 Index
®
(31,143,749)
1,958,558,992 3/8/2027
Goldman Sachs
International 4.44%
PowerShares QQQ
Trust
SM
, Series 1 (25,250,089)
3,268,583,001 (56,393,838) 56,393,838 — —
921,658,674 4/6/2027
J.P. Morgan
Securities, LLC 4.74% Nasdaq-100 Index
®
247,962,628 (247,962,628) — —
451,367,558 11/6/2026
Morgan
Stanley & Co.
International plc 4.74% Nasdaq-100 Index
®
64,099,385
755,071,613 11/6/2026
Morgan
Stanley & Co.
International plc 4.74%
PowerShares QQQ
Trust
SM
, Series 1 40,772,892
1,206,439,171 104,872,277 (97,291,021) — 7,581,256
557,583,659 4/6/2027
Nomura Global
Financial
Products Inc. 5.09% Nasdaq-100 Index
®
205,937,433 (205,937,433) — —
774,466,966 11/4/2027
Societe
Generale 4.99% Nasdaq-100 Index
®
11,339,035 (5,816,895) — 5,522,140
444,907,096 4/6/2027 UBS AG 4.81% Nasdaq-100 Index
®
(2,272,884) — — (2,272,884)
12,129,626,884 972,815,104
Total Unrealized
Appreciation
1,031,481,826
Total Unrealized
Depreciation
(58,666,722)
a The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.
b Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
c Reflects the floating financing rate, as of November 30, 2025, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

See accompanying notes to the financial statements.
NOVEMBER 30, 2025 (UNAUDITED) :: ULTRA QQQ
®
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
67
QLD
::
d The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statement of
Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statement of
Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statement of Assets and Liabilities.
e Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

UlLTRA QQQ MEGA :: NOVEMBER 30, 2025 (UNAUDITED)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
68
QQUP
::
See accompanying notes to the financial statements.
Investments
Shares Value
Common Stocks — 40 .9%
Broadline Retail — 4.3%
Amazon.com, Inc.* 6,899 $ 1,608,985
Entertainment — 1.9%
Netflix, Inc.* 6,762 727,456
Interactive Media & Services — 8.6%
Alphabet, Inc., Class
a
A 3,765 1,205,478
Alphabet, Inc., Class
a
C 3,512 1,124,261
Meta Platforms, Inc., Class
a
A 1,403 909,074
3,238,813
Semiconductors & Semiconductor Equipment — 12.7%
Broadcom, Inc. 5,034 2,028,500
NVIDIA Corp. 15,721 2,782,617
4,811,117
Software — 6.3%
Microsoft Corp. 4,811 2,367,060
Technology Hardware, Storage & Peripherals — 7.1%
Apple, Inc. 9,601 2,677,239
Total Common Stocks
(Cost $14,348,971)
15,430,670
Principal
Amount
Short-Term Investments — 21 .6%
Repurchase Agreements (a) — 21 .6%
Repurchase Agreements
with various counterparties,
rates 2.5% - 4.08%, dated
11/28/2025, due 12/1/2025,
total to be received $8,142,548
(Cost $8,139,919) $ 8,139,919
8,139,919
Total Investments — 62.5%
(Cost $22,488,890) 23,570,589
Other assets less liabilities — 37.5% 14,125,935
Net Assets — 100.0% $ 37,696,524
* Non-income producing security.
(a) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the
securities subject to repurchase.
As of November 30, 2025, the gross unrealized appreciation
(depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation $ 4,592,822
Aggregate gross unrealized depreciation (314,200)
Net unrealized appreciation $ 4,278,622
Federal income tax cost $ 22,622,093

See accompanying notes to the financial statements.
NOVEMBER 30, 2025 (UNAUDITED) :: UlLTRA QQQ MEGA
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
69
QQUP
::
Swap Agreements
a
Ultra QQQ Mega had the following open non-exchange traded total return swap agreements as of November 30, 2025:
Notional
Amount
($)
A
Termination
Date
b
A
Counterparty
A
Rate Paid
(Received)
c
A
Reference
Instrument
A
Value and
Unrealized
Appreciation
d
($)
A
Financial
Instruments for
the Benefit of
(the Fund)/the
Counterparty
($)
A
Cash Collateral
for the
Benefit of
(the Fund)/the
Counterparty
($)
A
Net
Amount
e
($)
A
32,296,036 3/9/2027
Bank of
America NA 5.09%
Nasdaq-100 Mega
Index 757,106 (631,574) — 125,532
13,825,400 11/8/2027
Barclays Bank
PLC 4.87%
Nasdaq-100 Mega
Index 174,891 (119,062) (4,709) 51,120
2,060,634 3/8/2027 BNP Paribas 4.94%
Nasdaq-100 Mega
Index 53,813 — — 53,813
11,761,701 3/8/2027
Goldman Sachs
International 4.64%
Nasdaq-100 Mega
Index 2,344,316 (2,130,630) — 213,686
59,943,771 3,330,126
Total Unrealized
Appreciation
3,330,126
a The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.
b Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
c Reflects the floating financing rate, as of November 30, 2025, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).
d The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statement of
Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statement of
Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statement of Assets and Liabilities.
e Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

ULTRA QQQ TOP 30 :: NOVEMBER 30, 2025 (UNAUDITED)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
70
QQXL
::
See accompanying notes to the financial statements.
Investments
Shares Value
Common Stocks — 10 .8%
Automobiles — 0.5%
Tesla, Inc.* 143 $ 61,514
Beverages — 0.2%
PepsiCo, Inc. 132 19,634
Biotechnology — 0.3%
Amgen, Inc. 52 17,964
Gilead Sciences, Inc. 120 15,101
33,065
Broadline Retail — 0.7%
Amazon.com, Inc.* 365 85,125
Chemicals — 0.2%
Linde plc 45 18,464
Communications Equipment — 0.3%
Cisco Systems, Inc. 382 29,391
Consumer Staples Distribution & Retail — 0.3%
Costco Wholesale Corp. 43 39,284
Entertainment — 0.4%
Netflix, Inc.* 410 44,108
Health Care Equipment & Supplies — 0.2%
Intuitive Surgical, Inc.* 35 20,072
Hotels, Restaurants & Leisure — 0.1%
Booking Holdings, Inc. 3 14,744
Industrial Conglomerates — 0.1%
Honeywell International, Inc. 61 11,724
Interactive Media & Services — 1.1%
Alphabet, Inc., Class
a
A 123 39,382
Alphabet, Inc., Class
a
C 115 36,814
Meta Platforms, Inc., Class
a
A 69 44,708
120,904
IT Services — 0.2%
Shopify, Inc., Class
a
A* 118 18,720
Semiconductors & Semiconductor Equipment — 2.9%
Advanced Micro Devices, Inc.* 156 33,935
Applied Materials, Inc. 77 19,423
Broadcom, Inc. 171 68,906
Micron Technology, Inc. 108 25,540
NVIDIA Corp. 832 147,264
QUALCOMM, Inc. 104 17,481
Texas Instruments, Inc. 88 14,808
327,357
Software — 1.9%
Adobe, Inc.* 41 13,125
AppLovin Corp., Class
a
A* 30 17,984
Investments
Shares Value
Common Stocks (continued)
Intuit, Inc. 27 $ 17,120
Microsoft Corp. 254 124,971
Palantir Technologies, Inc.,
Class
a
A* 219 36,891
Palo Alto Networks, Inc.* 64 12,168
222,259
Technology Hardware, Storage & Peripherals — 1.2%
Apple, Inc. 508 141,656
Wireless Telecommunication Services — 0.2%
T-Mobile US, Inc. 108 22,573
Total Common Stocks
(Cost $1,131,973)
1,230,594
Total Investments — 10.8%
(Cost $1,131,973) 1,230,594
Other assets less liabilities — 89.2% 10,116,545
Net Assets — 100.0% $ 11,347,139
* Non-income producing security.
As of November 30, 2025, the gross unrealized appreciation
(depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation $ 805,485
Aggregate gross unrealized depreciation (35,753)
Net unrealized appreciation $ 769,732
Federal income tax cost $ 1,149,512

See accompanying notes to the financial statements.
NOVEMBER 30, 2025 (UNAUDITED) :: ULTRA QQQ TOP 30
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
71
QQXL
::
Swap Agreements
a
Ultra QQQ Top 30 had the following open non-exchange traded total return swap agreements as of November 30, 2025:
Notional
Amount
($)
A
Termination
Date
b
A
Counterparty
A
Rate Paid
(Received)
c
A
Reference
Instrument
A
Value and
Unrealized
Appreciation /
(Depreciation)
d
($)
A
Financial
Instruments for
the Benefit of
(the Fund)/the
Counterparty
($)
A
Cash Collateral
for the
Benefit of
(the Fund)/the
Counterparty
($)
A
Net
Amount
e
($)
A
11,826,135 3/9/2027
Bank of
America NA 5.09%
Nasdaq-100 Top 30
Index
®
693,233 (396,046) — 297,187
9,525,134 1/12/2027 Citibank NA 5.04% Nasdaq-100 Index
®
(4,583) — 4,583 —
21,351,269 688,650
Total Unrealized
Appreciation
693,233
Total Unrealized
Depreciation
(4,583)
a The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.
b Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
c Reflects the floating financing rate, as of November 30, 2025, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).
d The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statement of
Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statement of
Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statement of Assets and Liabilities.
e Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

ULTRA REAL ESTATE :: NOVEMBER 30, 2025 (UNAUDITED)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
72
URE
::
See accompanying notes to the financial statements.
Investments
Shares Value
Common Stocks (a) — 74 .6%
Health Care REITs — 12.9%
Alexandria Real Estate Equities,
Inc., REIT 6,758 $ 362,702
Healthpeak Properties, Inc.,
REIT 30,172 550,941
Ventas, Inc., REIT 19,732 1,590,991
Welltower, Inc., REIT 23,179 4,826,331
7,330,965
Hotel & Resort REITs — 0.9%
Host Hotels & Resorts, Inc.,
REIT 27,762 489,444
Industrial REITs — 7.3%
Prologis, Inc., REIT 32,163 4,133,911
Office REITs — 0.8%
BXP, Inc., REIT 6,395 462,742
Real Estate Management & Development — 5.6%
CBRE Group, Inc., Class
a
A* 11,746 1,900,855
CoStar Group, Inc.* 18,394 1,265,507
3,166,362
Residential REITs — 9.1%
AvalonBay Communities, Inc.,
REIT 6,174 1,123,298
Camden Property Trust, REIT 4,639 493,311
Equity Residential, REIT 15,089 931,746
Essex Property Trust, Inc., REIT 2,796 737,081
Invitation Homes, Inc., REIT 24,486 690,505
Mid-America Apartment
Communities, Inc., REIT 5,083 690,729
UDR, Inc., REIT 13,092 476,811
5,143,481
Retail REITs — 9.6%
Federal Realty Investment Trust,
REIT 3,408 336,472
Kimco Realty Corp., REIT 29,403 607,466
Realty Income Corp., REIT 32,129 1,850,951
Regency Centers Corp., REIT 7,094 504,809
Simon Property Group, Inc.,
REIT 11,315 2,108,211
5,407,909
Specialized REITs — 28.4%
American Tower Corp., REIT 16,232 2,942,375
Crown Castle, Inc., REIT 18,907 1,725,831
Digital Realty Trust, Inc., REIT 11,110 1,778,933
Equinix, Inc., REIT 3,392 2,555,228
Extra Space Storage, Inc., REIT 9,216 1,227,295
Iron Mountain, Inc., REIT 12,824 1,107,352
Public Storage, REIT 6,617 1,816,631
SBA Communications Corp.,
Class
a
A, REIT 4,662 905,687
VICI Properties, Inc., Class
a
A,
REIT 46,299 1,334,337
Investments
Shares Value
Common Stocks (a) (continued)
Weyerhaeuser Co., REIT 31,326 $ 695,750
16,089,419
Total Common Stocks
(Cost $45,309,533)
42,224,233
Principal
Amount
Short-Term Investments — 11 .2%
Repurchase Agreements (b) — 11 .2%
Repurchase Agreements
with various counterparties,
rates 2.5% - 4.08%, dated
11/28/2025, due 12/1/2025,
total to be received $6,315,770
(Cost $6,313,731) $ 6,313,731
6,313,731
Total Investments — 85.8%
(Cost $51,623,264) 48,537,964
Other assets less liabilities — 14.2% 8,023,744
Net Assets — 100.0% $ 56,561,708
* Non-income producing security.
(a) All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $649,369.
(b) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the
securities subject to repurchase.
Abbreviations
REIT Real Estate Investment Trust
As of November 30, 2025, the gross unrealized appreciation
(depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation $ 4,080,560
Aggregate gross unrealized depreciation (11,169,774)
Net unrealized depreciation $ (7,089,214)
Federal income tax cost $ 52,598,966

See accompanying notes to the financial statements.
NOVEMBER 30, 2025 (UNAUDITED) :: ULTRA REAL ESTATE
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
73
URE
::
Swap Agreements
a
Ultra Real Estate had the following open non-exchange traded total return swap agreements as of November 30, 2025:
Notional
Amount
($)
A
Termination
Date
b
A
Counterparty
A
Rate Paid
(Received)
c
A
Reference
Instrument
A
Value and
Unrealized
Appreciation /
(Depreciation)
d
($)
A
Financial
Instruments for
the Benefit of
(the Fund)/the
Counterparty
($)
A
Cash Collateral
for the
Benefit of
(the Fund)/the
Counterparty
($)
A
Net
Amount
e
($)
A
8,419,129 3/8/2027
Bank of
America NA 4.99%
S&P Real Estate
Select Sector Index
f
(612,083) — 612,083 —
8,871,641 3/8/2027 BNP Paribas 4.79%
S&P Real Estate
Select Sector Index
f
(1,026,748) — 1,026,748 —
5,015,799 4/15/2027 Citibank NA 4.94%
S&P Real Estate
Select Sector Index
f
328,380 (279,003) — 49,377
17,436,913 3/8/2027
Goldman Sachs
International 4.64%
S&P Real Estate
Select Sector Index
f
(483,155) — 483,155 —
8,340,139 3/8/2027
Societe
Generale 4.84%
S&P Real Estate
Select Sector Index
f
(214,158) — 214,158 —
22,988,910 3/8/2027 UBS AG 4.69%
S&P Real Estate
Select Sector Index
f
(1,020,448) — — (1,020,448)
71,072,531 (3,028,212)
Total Unrealized
Appreciation
328,380
Total Unrealized
Depreciation
(3,356,592)
a The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.
b Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
c Reflects the floating financing rate, as of November 30, 2025, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).
d The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statement of
Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statement of
Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statement of Assets and Liabilities.
e Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.
f See the Common Stocks section of the preceding Schedule of Portfolio Investments for the representative components of the underlying reference instrument and their relative weightings.

ULTRA RUSSELL2000 :: NOVEMBER 30, 2025 (UNAUDITED)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
74
UWM
::
See accompanying notes to the financial statements.
Investments
Shares Value
Common Stocks (a) — 72 .8%
Aerospace & Defense — 1.3%
AAR Corp.* 2,190 $ 182,230
AeroVironment, Inc.* 1,958 547,183
AerSale Corp.* 1,971 12,753
AIRO Group Holdings, Inc.* 428 3,702
Archer Aviation, Inc., Class
a
A* 38,033 296,277
Astronics Corp.* 1,855 101,227
Byrna Technologies, Inc.* 1,109 20,239
Cadre Holdings, Inc. 1,746 74,519
Ducommun, Inc.* 846 77,570
Eve Holding, Inc.(b) 3,129 12,328
Intuitive Machines, Inc.(b) 6,708 63,726
Kratos Defense & Security
Solutions, Inc.* 10,227 778,275
Mercury Systems, Inc.* 3,192 223,089
Moog, Inc., Class
a
A 1,726 396,428
National Presto Industries, Inc. 319 29,938
Park Aerospace Corp. 1,119 21,698
Redwire Corp.(b) 3,034 16,717
Satellogic, Inc., Class
a
A* 4,226 6,973
V2X, Inc.* 1,187 65,107
Voyager Technologies, Inc.,
Class
a
A(b) 842 18,928
VSE Corp. 1,391 250,644
3,199,551
Air Freight & Logistics — 0.1%
Arrive AI, Inc.* 226 904
Forward Air Corp.* 1,299 29,838
Hub Group, Inc., Class
a
A 3,664 141,320
Radiant Logistics, Inc.* 2,032 12,680
184,742
Automobile Components — 0.8%
Adient plc* 5,163 100,472
American Axle & Manufacturing
Holdings, Inc.* 7,092 46,594
Cooper-Standard Holdings,
Inc.* 1,037 32,406
Dana, Inc. 8,120 181,969
Dorman Products, Inc.* 1,693 223,933
Fox Factory Holding Corp.* 2,578 38,129
Garrett Motion, Inc. 8,251 136,389
Gentherm, Inc.* 1,868 66,632
Goodyear Tire & Rubber Co.
(The)* 16,017 138,707
Holley, Inc.* 3,650 15,549
LCI Industries 1,510 171,642
Luminar Technologies, Inc.,
Class
a
A(b) 2,719 2,464
Motorcar Parts of America, Inc.* 815 10,742
Patrick Industries, Inc. 1,993 215,682
Phinia, Inc. 2,363 127,815
Solid Power, Inc.* 9,353 48,636
Standard Motor Products, Inc. 1,296 48,652
Strattec Security Corp.* 238 17,850
Visteon Corp. 1,684 173,873
XPEL, Inc.*(c) 1,475 68,558
1,866,694
Investments
Shares Value
Common Stocks (a) (continued)
Automobiles — 0.0%(d)
Faraday Future Intelligent
Electric, Inc., Class
a
A(b) 5,611 $ 6,453
Livewire Group, Inc.(b) 2,251 9,589
Winnebago Industries, Inc. 1,672 60,510
76,552
Banks — 7.1%
1st Source Corp. 1,134 70,807
ACNB Corp. 631 30,540
Amalgamated Financial Corp. 1,436 42,147
Amerant Bancorp, Inc., Class
a
A 2,278 42,849
Ameris Bancorp 4,059 307,510
Ames National Corp. 545 11,892
Arrow Financial Corp. 1,011 30,482
Associated Banc-Corp. 10,205 268,289
Atlantic Union Bankshares
Corp. 8,752 296,080
Axos Financial, Inc.* 3,337 274,235
Banc of California, Inc. 7,873 145,178
BancFirst Corp. 1,280 141,875
Bancorp, Inc. (The)* 2,796 179,140
Bank First Corp. 556 69,350
Bank of Hawaii Corp. 2,416 158,345
Bank of Marin Bancorp 903 24,431
Bank of NT Butterfield & Son
Ltd. (The) 2,558 118,794
Bank7 Corp. 261 10,813
BankFinancial Corp. 684 8,044
BankUnited, Inc. 4,630 200,062
Bankwell Financial Group, Inc. 433 19,875
Banner Corp. 2,090 131,273
Bar Harbor Bankshares 924 27,572
BayCom Corp. 634 18,500
BCB Bancorp, Inc. 951 7,598
Beacon Financial Corp. 5,111 130,790
Blue Foundry Bancorp* 1,154 13,109
Blue Ridge Bankshares, Inc. 4,135 17,905
Bridgewater Bancshares, Inc.* 1,279 22,139
Burke & Herbert Financial
Services Corp. 828 54,019
Business First Bancshares, Inc. 1,746 45,431
BV Financial, Inc.* 518 9,500
Byline Bancorp, Inc. 1,922 53,662
C&F Financial Corp. 187 12,987
Cadence Bank 11,452 456,248
California BanCorp* 1,378 26,747
Camden National Corp. 1,028 41,572
Capital Bancorp, Inc. 717 19,933
Capital City Bank Group, Inc. 851 35,674
Capitol Federal Financial, Inc. 7,554 49,932
Carter Bankshares, Inc.* 1,406 25,828
Cathay General Bancorp 4,132 200,154
CB Financial Services, Inc.(b) 278 9,855
Central Pacific Financial Corp. 1,630 48,476
CF Bankshares, Inc. 235 5,619
Chain Bridge Bancorp, Inc.,
Class
a
A* 130 4,125
Chemung Financial Corp. 256 13,484

See accompanying notes to the financial statements.
NOVEMBER 30, 2025 (UNAUDITED) :: ULTRA RUSSELL2000
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
75
UWM
::
Investments
Shares Value
Common Stocks (a) (continued)
ChoiceOne Financial Services,
Inc. 877 $ 26,696
Citizens & Northern Corp. 918 18,507
Citizens Community Bancorp,
Inc. 588 10,143
Citizens Financial Services, Inc. 278 15,537
City Holding Co. 862 104,569
Civista Bancshares, Inc. 1,166 26,515
CNB Financial Corp. 1,718 44,531
Coastal Financial Corp.* 791 88,078
CoastalSouth Bancshares, Inc.* 283 6,348
Colony Bankcorp, Inc. 1,039 17,819
Columbia Financial, Inc.* 1,667 26,389
Community Financial System,
Inc. 3,247 184,300
Community Trust Bancorp, Inc. 979 54,334
Community West Bancshares 1,028 23,284
ConnectOne Bancorp, Inc. 2,923 73,864
Customers Bancorp, Inc.* 1,814 124,985
CVB Financial Corp. 8,108 159,565
Dime Community Bancshares,
Inc. 2,444 69,287
Eagle Bancorp Montana, Inc. 454 7,536
Eagle Bancorp, Inc. 1,727 32,761
Eagle Financial Services, Inc. 281 10,557
Eastern Bankshares, Inc. 13,579 255,693
ECB Bancorp, Inc.* 466 8,108
Enterprise Financial Services
Corp. 2,250 122,872
Equity Bancshares, Inc.,
Class
a
A 865 37,662
Esquire Financial Holdings, Inc. 439 44,804
Farmers & Merchants Bancorp,
Inc. 778 19,061
Farmers National Banc Corp. 2,239 30,428
FB Bancorp, Inc.* 1,092 13,814
FB Financial Corp. 2,542 141,996
Fidelity D&D Bancorp, Inc. 292 12,784
Financial Institutions, Inc. 1,219 37,301
Finward Bancorp 210 7,981
Finwise Bancorp* 556 10,036
First Bancorp 2,475 126,250
First Bancorp 9,916 196,039
First Bancorp, Inc. (The) 661 16,915
First Bank 1,323 20,791
First Busey Corp. 5,250 123,585
First Business Financial
Services, Inc. 487 25,431
First Capital, Inc. 200 9,998
First Commonwealth Financial
Corp. 6,401 104,016
First Community Bankshares,
Inc. 958 32,016
First Community Corp. 453 13,146
First Financial Bancorp 5,853 145,623
First Financial Bankshares, Inc. 8,251 257,761
First Financial Corp. 698 40,742
First Foundation, Inc.* 3,892 20,705
First Internet Bancorp 475 9,049
First Interstate BancSystem,
Inc., Class
a
A 5,487 180,193
Investments
Shares Value
Common Stocks (a) (continued)
First Merchants Corp. 3,579 $ 131,850
First Mid Bancshares, Inc. 1,334 50,772
First National Corp. 477 11,686
First Savings Financial Group,
Inc. 339 10,563
First United Corp. 369 14,088
First Western Financial, Inc.* 508 12,370
Firstsun Capital Bancorp* 773 25,841
Five Star Bancorp 957 33,007
Flagstar Bank NA 18,634 228,080
Flushing Financial Corp. 1,977 32,443
Franklin Financial Services
Corp. 257 13,752
FS Bancorp, Inc. 400 16,380
Fulton Financial Corp. 11,196 203,207
FVCBankcorp, Inc. 946 12,024
GBank Financial Holdings, Inc.* 552 18,691
German American Bancorp, Inc. 2,223 88,253
Glacier Bancorp, Inc. 7,894 333,916
Great Southern Bancorp, Inc. 518 31,163
Greene County Bancorp, Inc. 431 9,827
Hancock Whitney Corp. 5,282 320,036
Hanmi Financial Corp. 1,841 50,848
Hanover Bancorp, Inc. 279 6,347
Hawthorn Bancshares, Inc. 356 12,104
HBT Financial, Inc. 702 16,988
Heritage Commerce Corp. 3,675 40,021
Heritage Financial Corp. 2,092 50,082
Hilltop Holdings, Inc. 2,739 94,002
Hingham Institution For Savings
(The) 102 29,877
Home Bancorp, Inc. 417 23,131
Home BancShares, Inc. 11,553 324,177
HomeTrust Bancshares, Inc. 981 40,231
Hope Bancorp, Inc. 7,586 80,563
Horizon Bancorp, Inc. 2,663 45,644
Independent Bank Corp. 1,225 39,996
Independent Bank Corp. 2,990 215,430
International Bancshares Corp. 3,344 222,309
Investar Holding Corp. 561 13,913
John Marshall Bancorp, Inc. 774 15,480
Kearny Financial Corp. 3,510 24,114
Lakeland Financial Corp. 1,542 89,837
Landmark Bancorp, Inc. 278 8,073
LCNB Corp. 825 13,093
LINKBANCORP, Inc. 1,318 10,043
Live Oak Bancshares, Inc. 2,169 69,234
MainStreet Bancshares, Inc. 432 8,420
Mechanics Bancorp* 1,129 17,545
Mercantile Bank Corp. 974 44,785
Meridian Corp. 556 8,885
Metrocity Bankshares, Inc. 1,200 31,980
Metropolitan Bank Holding
Corp. 561 41,856
Mid Penn Bancorp, Inc. 1,197 34,940
Middlefield Banc Corp. 449 15,625
Midland States Bancorp, Inc. 1,264 20,553
MidWestOne Financial Group,
Inc. 1,005 39,768
MVB Financial Corp. 706 19,104

See accompanying notes to the financial statements.
ULTRA RUSSELL2000 :: NOVEMBER 30, 2025 (UNAUDITED)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
76
UWM
::
Investments
Shares Value
Common Stocks (a) (continued)
National Bank Holdings Corp.,
Class
a
A 2,324 $ 86,476
National Bankshares, Inc. 381 11,251
NB Bancorp, Inc. 2,147 42,060
NBT Bancorp, Inc. 3,141 130,226
Nicolet Bankshares, Inc. 828 104,311
Northeast Bank 480 42,662
Northeast Community Bancorp,
Inc. 757 16,018
Northfield Bancorp, Inc. 2,267 24,370
Northpointe Bancshares, Inc. 647 11,284
Northrim Bancorp, Inc. 1,332 32,714
Northwest Bancshares, Inc. 8,902 106,468
Norwood Financial Corp.(b) 527 15,104
Oak Valley Bancorp 419 11,774
OceanFirst Financial Corp. 3,505 66,069
OFG Bancorp 2,735 108,662
Ohio Valley Banc Corp. 233 9,036
Old National Bancorp 21,483 466,826
Old Second Bancorp, Inc. 3,092 58,284
OP Bancorp 722 9,711
Orange County Bancorp, Inc. 716 19,411
Origin Bancorp, Inc. 1,824 66,375
Orrstown Financial Services,
Inc. 1,144 40,909
Park National Corp. 910 139,730
Parke Bancorp, Inc. 609 13,940
Pathward Financial, Inc. 1,459 104,902
Patriot National Bancorp, Inc.(b) 3,098 4,430
PCB Bancorp 668 14,509
Peapack-Gladstone Financial
Corp. 981 26,487
Peoples Bancorp of North
Carolina, Inc. 259 8,482
Peoples Bancorp, Inc. 2,138 63,349
Peoples Financial Services
Corp. 571 27,859
Pioneer Bancorp, Inc.* 689 9,164
Plumas Bancorp 379 16,452
Ponce Financial Group, Inc.* 1,206 19,224
Preferred Bank 716 67,598
Primis Financial Corp. 1,364 15,318
Princeton Bancorp, Inc. 320 11,005
Provident Financial Services,
Inc. 7,900 151,522
QCR Holdings, Inc. 1,014 82,773
RBB Bancorp 1,036 20,523
Red River Bancshares, Inc. 290 20,315
Renasant Corp. 5,783 204,950
Republic Bancorp, Inc., Class
a
A 514 35,471
Rhinebeck Bancorp, Inc.* 277 3,017
Richmond Mutual Bancorp, Inc. 549 7,560
Riverview Bancorp, Inc. 1,252 6,598
S&T Bancorp, Inc. 2,346 92,620
SB Financial Group, Inc. 364 7,788
Seacoast Banking Corp. of
Florida 5,215 164,585
ServisFirst Bancshares, Inc. 3,164 225,055
Shore Bancshares, Inc. 1,892 33,053
Sierra Bancorp 762 23,668
Investments
Shares Value
Common Stocks (a) (continued)
Simmons First National Corp.,
Class
a
A 8,692 $ 161,237
SmartFinancial, Inc. 892 32,344
Sound Financial Bancorp, Inc. 131 5,805
South Plains Financial, Inc. 789 29,816
Southern First Bancshares,
Inc.* 476 24,162
Southern Missouri Bancorp,
Inc. 593 33,380
Southside Bancshares, Inc. 1,773 52,002
SR Bancorp, Inc. 470 7,233
Stellar Bancorp, Inc. 2,885 91,195
Stock Yards Bancorp, Inc. 1,613 106,732
Texas Capital Bancshares, Inc.* 2,790 251,574
Third Coast Bancshares, Inc.* 789 30,069
Timberland Bancorp, Inc. 457 15,629
Tompkins Financial Corp. 826 57,085
Towne Bank 4,503 151,076
TriCo Bancshares 1,857 89,322
Triumph Financial, Inc.* 1,392 76,017
TrustCo Bank Corp. 1,141 48,070
Trustmark Corp. 3,483 135,489
UMB Financial Corp. 4,457 495,084
Union Bankshares, Inc. 223 5,158
United Bankshares, Inc. 8,682 323,318
United Community Banks, Inc. 7,510 229,506
United Security Bancshares 848 8,387
Unity Bancorp, Inc. 449 22,463
Univest Financial Corp. 1,767 56,191
USCB Financial Holdings, Inc. 654 11,635
Valley National Bancorp 29,749 336,759
Virginia National Bankshares
Corp. 292 11,855
WaFd, Inc. 4,835 153,076
Washington Trust Bancorp, Inc. 1,180 33,512
WesBanco, Inc. 5,806 187,360
West Bancorp, Inc. 927 20,598
Westamerica Bancorp 1,512 72,546
Western New England Bancorp,
Inc. 1,112 13,611
WSFS Financial Corp. 3,433 191,596
17,213,062
Beverages — 0.1%
MGP Ingredients, Inc. 863 19,685
National Beverage Corp.* 1,471 50,102
Vita Coco Co., Inc. (The)* 2,699 144,154
Zevia PBC, Class
a
A* 2,081 5,577
219,518
Biotechnology — 6.6%
4D Molecular Therapeutics,
Inc.* 2,461 28,695
Abeona Therapeutics, Inc.* 2,677 13,572
Absci Corp.(b) 8,062 25,557
ACADIA Pharmaceuticals, Inc.* 7,629 191,030
Actuate Therapeutics, Inc.* 378 2,884
ADC Therapeutics SA* 4,440 19,092
ADMA Biologics, Inc.* 14,211 272,567
Agios Pharmaceuticals, Inc.* 3,462 101,090

See accompanying notes to the financial statements.
NOVEMBER 30, 2025 (UNAUDITED) :: ULTRA RUSSELL2000
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
77
UWM
::
Investments
Shares Value
Common Stocks (a) (continued)
Akebia Therapeutics, Inc.* 15,324 $ 24,212
Akero Therapeutics, Inc.* 4,284 232,878
Aldeyra Therapeutics, Inc.* 3,326 18,226
Alector, Inc.* 4,238 5,637
Alkermes plc* 9,945 294,173
Allogene Therapeutics, Inc.* 9,293 13,568
Altimmune, Inc.* 4,995 26,274
Amicus Therapeutics, Inc.* 17,069 169,495
AnaptysBio, Inc.* 1,194 49,730
Anavex Life Sciences Corp.(b) 5,123 19,621
Anika Therapeutics, Inc.* 765 7,558
Annexon, Inc.* 5,869 26,411
Apogee Therapeutics, Inc.* 2,007 144,444
Arbutus Biopharma Corp.* 9,279 40,920
Arcellx, Inc.* 2,099 152,618
Arcturus Therapeutics Holdings,
Inc.(b) 1,551 10,531
Arcus Biosciences, Inc.* 4,226 110,299
Arcutis Biotherapeutics, Inc.* 6,565 201,217
Ardelyx, Inc.* 14,465 83,897
ArriVent Biopharma, Inc.* 1,515 34,754
Arrowhead Pharmaceuticals,
Inc.* 7,395 389,716
ARS Pharmaceuticals, Inc.* 3,616 34,497
Astria Therapeutics, Inc.* 2,250 28,463
aTyr Pharma, Inc.(b) 5,332 4,162
Aura Biosciences, Inc.* 2,692 17,767
Aurinia Pharmaceuticals, Inc.* 7,139 115,081
Avidity Biosciences, Inc.* 6,250 448,125
Avita Medical, Inc.* 747 2,764
Beam Therapeutics, Inc.* 5,861 148,459
Benitec Biopharma, Inc.* 911 11,807
Bicara Therapeutics, Inc.* 2,097 38,920
BioCryst Pharmaceuticals, Inc.* 12,840 92,191
Biohaven Ltd.* 5,546 55,626
Bridgebio Pharma, Inc.* 9,585 690,216
Bright Minds Biosciences, Inc.* 282 19,740
Candel Therapeutics, Inc.(b) 2,567 12,245
Capricor Therapeutics, Inc.(b) 2,359 12,621
Cardiff Oncology, Inc.(b) 3,800 8,664
CareDx, Inc.* 3,341 59,704
Cartesian Therapeutics, Inc.* 643 4,816
Catalyst Pharmaceuticals, Inc.* 7,096 166,117
Celcuity, Inc.* 1,809 182,962
Celldex Therapeutics, Inc.* 4,016 108,512
CG oncology, Inc.* 3,426 153,622
Cidara Therapeutics, Inc.* 948 208,446
Cogent Biosciences, Inc.* 8,509 342,232
Coherus Oncology, Inc.* 6,501 8,841
Compass Therapeutics, Inc.* 6,096 35,357
Corvus Pharmaceuticals, Inc.* 3,632 33,305
CRISPR Therapeutics AG* 5,074 271,307
Cullinan Therapeutics, Inc.* 3,127 35,554
Cytokinetics, Inc.* 7,161 487,879
Day One Biopharmaceuticals,
Inc.* 4,412 41,870
Denali Therapeutics, Inc.* 8,118 158,057
Design Therapeutics, Inc.* 1,465 13,756
DiaMedica Therapeutics, Inc.* 1,945 16,785
Dianthus Therapeutics, Inc.* 1,007 44,288
Investments
Shares Value
Common Stocks (a) (continued)
Disc Medicine, Inc.* 1,416 $ 132,198
Dynavax Technologies Corp.* 6,326 71,927
Dyne Therapeutics, Inc.* 6,694 146,599
Editas Medicine, Inc.* 5,173 12,467
Eledon Pharmaceuticals, Inc.* 3,444 5,614
Emergent BioSolutions, Inc.* 3,308 36,950
Enanta Pharmaceuticals, Inc.* 1,236 17,452
Entrada Therapeutics, Inc.* 1,724 17,705
Erasca, Inc.* 10,640 33,729
Fate Therapeutics, Inc.* 6,666 7,599
Fennec Pharmaceuticals, Inc.* 1,437 11,769
Foghorn Therapeutics, Inc.* 2,007 9,533
Geron Corp.* 33,484 39,511
Gossamer Bio, Inc.* 11,641 38,881
GRAIL, Inc.* 1,905 210,293
Greenwich Lifesciences, Inc.(b) 373 3,256
Gyre Therapeutics, Inc.* 555 4,301
Heron Therapeutics, Inc.* 9,377 10,877
Humacyte, Inc.(b) 7,682 10,371
Ideaya Biosciences, Inc.* 4,923 175,357
ImmunityBio, Inc.* 14,100 33,276
Immunome, Inc.* 4,729 87,108
Immunovant, Inc.* 4,187 101,116
Inhibikase Therapeutics, Inc.* 3,707 5,635
Inhibrx Biosciences, Inc.* 556 46,771
Inmune Bio, Inc.* 1,280 2,227
Intellia Therapeutics, Inc.* 6,086 54,713
Iovance Biotherapeutics, Inc.(b) 16,005 39,532
Ironwood Pharmaceuticals,
Inc., Class
a
A* 9,807 34,325
Jade Biosciences, Inc. 1,989 25,499
Janux Therapeutics, Inc.* 2,414 82,293
KalVista Pharmaceuticals, Inc.* 2,314 33,484
Keros Therapeutics, Inc.* 2,069 36,166
Kodiak Sciences, Inc.* 2,006 46,098
Korro Bio, Inc.* 406 2,314
Krystal Biotech, Inc.* 1,520 331,360
Kura Oncology, Inc.* 4,943 60,008
Kymera Therapeutics, Inc.* 3,091 209,817
Larimar Therapeutics, Inc.* 2,881 10,199
Lexeo Therapeutics, Inc.* 1,540 15,184
Madrigal Pharmaceuticals, Inc.* 1,140 680,557
MannKind Corp.* 18,559 99,291
MeiraGTx Holdings plc* 2,554 21,198
MiMedx Group, Inc.* 7,254 49,908
Mineralys Therapeutics, Inc.* 2,399 103,445
Mirum Pharmaceuticals, Inc.* 2,474 180,726
Monopar Therapeutics, Inc.* 217 18,701
Monte Rosa Therapeutics, Inc.
(b) 2,859 46,230
Myriad Genetics, Inc.* 5,580 42,575
Neurogene, Inc.* 603 12,711
Nkarta, Inc.* 2,607 4,927
Novavax, Inc.(b) 9,178 64,705
Nurix Therapeutics, Inc.* 4,621 81,699
Nuvalent, Inc., Class
a
A* 2,635 288,137
Nuvectis Pharma, Inc.* 788 4,917
Olema Pharmaceuticals, Inc.* 3,650 103,368
Organogenesis Holdings, Inc.,
Class
a
A* 4,186 21,683

See accompanying notes to the financial statements.
ULTRA RUSSELL2000 :: NOVEMBER 30, 2025 (UNAUDITED)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
78
UWM
::
Investments
Shares Value
Common Stocks (a) (continued)
ORIC Pharmaceuticals, Inc.* 3,558 $ 42,269
Oruka Therapeutics, Inc.* 1,667 50,177
Palvella Therapeutics, Inc.* 421 43,275
Perspective Therapeutics, Inc.* 3,653 8,585
Praxis Precision Medicines,
Inc.* 1,244 244,396
Precigen, Inc.* 9,195 35,217
Prime Medicine, Inc.(b) 4,613 17,622
Protagonist Therapeutics, Inc.* 3,568 321,120
Protalix BioTherapeutics, Inc.* 4,273 7,606
Protara Therapeutics, Inc.* 1,980 14,612
Prothena Corp. plc* 2,485 26,714
PTC Therapeutics, Inc.* 4,764 409,656
Puma Biotechnology, Inc.* 2,600 13,130
Recursion Pharmaceuticals,
Inc., Class
a
A(b) 22,483 104,096
REGENXBIO, Inc.* 2,868 38,403
Relay Therapeutics, Inc.* 8,117 64,287
Replimune Group, Inc.* 4,240 42,400
Rezolute, Inc.* 4,742 46,092
Rhythm Pharmaceuticals, Inc.* 3,203 349,415
Rigel Pharmaceuticals, Inc.* 1,081 54,580
Rocket Pharmaceuticals, Inc.* 5,195 17,767
Sana Biotechnology, Inc.* 8,178 35,165
Savara, Inc.* 7,019 44,150
Scholar Rock Holding Corp.* 4,976 219,243
SELLAS Life Sciences Group,
Inc.(b) 6,173 10,000
Sionna Therapeutics, Inc.* 756 32,939
Soleno Therapeutics, Inc.* 2,560 129,152
Solid Biosciences, Inc.* 3,614 19,624
Spyre Therapeutics, Inc.* 3,057 91,710
Stoke Therapeutics, Inc.* 2,750 85,003
Syndax Pharmaceuticals, Inc.* 5,223 103,520
Tango Therapeutics, Inc.(b) 4,397 47,971
Taysha Gene Therapies, Inc.* 13,020 61,715
Tectonic Therapeutic, Inc.* 674 14,451
Tevogen Bio Holdings, Inc.* 1,830 807
TG Therapeutics, Inc.* 8,903 296,114
Tonix Pharmaceuticals Holding
Corp.* 543 8,672
Travere Therapeutics, Inc.* 5,404 191,356
TriSalus Life Sciences, Inc.* 1,145 7,866
TuHURA Biosciences, Inc.(b) 1,574 3,148
Twist Bioscience Corp.* 3,624 116,004
Tyra Biosciences, Inc.* 1,476 33,299
Upstream Bio, Inc.* 2,012 57,543
UroGen Pharma Ltd.* 2,262 65,168
Vanda Pharmaceuticals, Inc.* 3,415 18,304
Vaxcyte, Inc.* 7,018 348,163
Vera Therapeutics, Inc.,
Class
a
A* 3,154 106,448
Veracyte, Inc.* 4,805 227,469
Verastem, Inc.* 2,782 29,600
Vericel Corp.* 3,089 124,332
Vir Biotechnology, Inc.* 5,459 35,047
Viridian Therapeutics, Inc.* 4,303 137,524
Voyager Therapeutics, Inc.* 2,855 11,677
Xencor, Inc.* 4,318 74,788
Xenon Pharmaceuticals, Inc.* 4,658 208,306
Investments
Shares Value
Common Stocks (a) (continued)
XOMA Royalty Corp.* 576 $ 18,507
Zenas Biopharma, Inc.(b) 996 38,675
Zymeworks, Inc.* 3,056 81,626
15,990,221
Broadline Retail — 0.1%
Groupon, Inc., Class
a
A* 1,534 25,940
Kohl's Corp. 6,688 164,458
Savers Value Village, Inc.* 2,354 21,445
211,843
Building Products — 1.1%
American Woodmark Corp.* 880 48,514
Apogee Enterprises, Inc. 1,298 47,260
AZZ, Inc. 1,821 191,970
CSW Industrials, Inc. 999 271,598
Gibraltar Industries, Inc.* 1,830 91,427
Griffon Corp. 2,354 176,550
Insteel Industries, Inc. 1,145 35,014
Janus International Group, Inc.* 8,315 51,636
JELD-WEN Holding, Inc.* 5,213 13,919
Masterbrand, Inc.* 7,789 86,380
Modine Manufacturing Co.* 3,214 521,086
Quanex Building Products
Corp. 2,825 36,612
Resideo Technologies, Inc.* 8,463 279,194
Tecnoglass, Inc. 1,492 74,272
UFP Industries, Inc. 3,705 344,528
Zurn Elkay Water Solutions
Corp. 9,219 439,746
2,709,706
Capital Markets — 1.2%
Acadian Asset Management,
Inc. 1,646 73,807
AlTi Global, Inc.* 2,609 10,540
Artisan Partners Asset
Management, Inc., Class
a
A 3,838 159,200
Bakkt Holdings, Inc., Class
a
A* 679 10,708
BGC Group, Inc., Class
a
A 22,234 193,436
Cohen & Steers, Inc. 1,701 107,588
Diamond Hill Investment Group,
Inc. 155 18,290
DigitalBridge Group, Inc. 10,508 102,033
Donnelley Financial Solutions,
Inc.* 1,631 80,017
Forge Global Holdings, Inc.* 615 27,281
GCM Grosvenor, Inc.,
Class
a
A(b) 3,001 32,951
Marex Group plc 3,301 114,842
MarketWise, Inc. 115 1,870
Moelis & Co., Class
a
A 4,558 292,487
Open Lending Corp.* 6,283 12,001
P10, Inc., Class
a
A 3,582 33,599
Patria Investments Ltd., Class
a
A 3,973 59,873
Perella Weinberg Partners,
Class
a
A 3,811 69,589
Piper Sandler Cos. 1,073 360,421
PJT Partners, Inc., Class
a
A 1,409 236,726
Siebert Financial Corp.* 867 2,783

See accompanying notes to the financial statements.
NOVEMBER 30, 2025 (UNAUDITED) :: ULTRA RUSSELL2000
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
79
UWM
::
Investments
Shares Value
Common Stocks (a) (continued)
Silvercrest Asset Management
Group, Inc., Class
a
A 483 $ 6,665
StepStone Group, Inc., Class
a
A 4,279 270,262
StoneX Group, Inc.* 2,817 255,248
Value Line, Inc. 48 1,781
Victory Capital Holdings, Inc.,
Class
a
A 2,715 170,746
Virtus Investment Partners, Inc. 403 64,315
Westwood Holdings Group, Inc. 457 7,742
WisdomTree, Inc. 7,378 81,453
2,858,254
Chemicals — 1.1%
AdvanSix, Inc. 1,610 24,778
American Vanguard Corp.* 1,566 7,298
Arq, Inc.* 1,939 7,213
ASP Isotopes, Inc.* 4,696 29,209
Aspen Aerogels, Inc.* 4,064 13,086
Avient Corp. 5,638 172,466
Balchem Corp. 2,014 314,607
Cabot Corp. 3,326 208,108
Chemours Co. (The) 9,237 118,141
Core Molding Technologies,
Inc.* 520 9,828
Ecovyst, Inc.* 7,182 66,074
Flotek Industries, Inc.* 874 12,490
Hawkins, Inc. 1,197 155,634
HB Fuller Co. 3,355 195,529
Ingevity Corp.* 2,237 116,839
Innospec, Inc. 1,540 115,130
Intrepid Potash, Inc.* 661 16,723
Koppers Holdings, Inc. 1,185 35,159
Kronos Worldwide, Inc. 1,338 6,784
LSB Industries, Inc.* 3,301 29,478
Mativ Holdings, Inc. 3,313 41,379
Minerals Technologies, Inc. 1,937 113,605
Orion SA 3,401 17,277
Perimeter Solutions, Inc.* 8,535 237,956
PureCycle Technologies, Inc.(b) 7,962 70,066
Quaker Chemical Corp. 857 118,138
Rayonier Advanced Materials,
Inc.* 3,951 25,800
Sensient Technologies Corp. 2,593 252,792
Solesence, Inc.(b) 1,153 2,640
Stepan Co. 1,322 59,926
Trinseo plc 2,086 2,032
Tronox Holdings plc 7,328 30,338
Valhi, Inc. 150 1,902
2,628,425
Commercial Services & Supplies — 1.0%
ABM Industries, Inc. 3,797 163,271
ACCO Brands Corp. 5,357 18,428
ACV Auctions, Inc., Class
a
A* 10,297 80,831
BrightView Holdings, Inc.* 4,406 55,604
Brink's Co. (The) 2,582 290,036
Casella Waste Systems, Inc.,
Class
a
A* 3,856 371,680
Cimpress plc* 921 63,411
CompX International, Inc. 94 2,114
Investments
Shares Value
Common Stocks (a) (continued)
CoreCivic, Inc.* 6,616 $ 119,419
Deluxe Corp. 2,712 55,108
Ennis, Inc. 1,520 26,509
Enviri Corp.* 4,663 85,519
GEO Group, Inc. (The)* 8,297 130,761
Healthcare Services Group,
Inc.* 4,471 83,965
HNI Corp. 2,779 115,384
Interface, Inc., Class
a
A 3,555 99,220
Liquidity Services, Inc.* 1,425 42,807
MillerKnoll, Inc. 4,148 65,663
Mobile Infrastructure Corp.,
Class
a
A* 882 2,752
Montrose Environmental Group,
Inc.* 1,963 50,351
NL Industries, Inc. 516 2,915
OPENLANE, Inc.* 6,522 165,920
Perma-Fix Environmental
Services, Inc.(b) 1,061 13,018
Pitney Bowes, Inc. 10,583 104,348
Quad/Graphics, Inc. 1,774 10,183
Steelcase, Inc., Class
a
A 5,141 83,747
UniFirst Corp. 925 159,609
Vestis Corp. 7,074 45,840
Virco Mfg. Corp. 661 4,653
2,513,066
Communications Equipment — 0.7%
ADTRAN Holdings, Inc.* 4,559 36,153
Applied Optoelectronics, Inc.* 3,332 89,231
Aviat Networks, Inc.* 710 15,698
BK Technologies Corp.* 184 11,774
Calix, Inc.* 3,616 199,856
Clearfield, Inc.* 705 20,699
CommScope Holding Co., Inc.* 13,084 258,278
Digi International, Inc.* 2,235 93,490
Extreme Networks, Inc.* 8,094 141,645
Harmonic, Inc.* 6,897 65,935
Inseego Corp.* 760 8,307
NETGEAR, Inc.* 1,700 44,965
NetScout Systems, Inc.* 4,289 115,288
Ribbon Communications, Inc.* 5,749 16,442
Viasat, Inc.* 7,227 248,103
Viavi Solutions, Inc.* 13,577 243,572
1,609,436
Construction & Engineering — 1.8%
Ameresco, Inc., Class
a
A* 1,970 68,379
Arcosa, Inc. 2,978 317,276
Argan, Inc. 813 321,298
Bowman Consulting Group
Ltd., Class
a
A* 861 31,151
Centuri Holdings, Inc.* 4,310 96,932
Concrete Pumping Holdings,
Inc. 1,361 8,561
Construction Partners, Inc.,
Class
a
A* 2,879 313,811
Dycom Industries, Inc.* 1,719 621,470
Fluor Corp.* 10,061 431,919
Granite Construction, Inc. 2,684 288,610

See accompanying notes to the financial statements.
ULTRA RUSSELL2000 :: NOVEMBER 30, 2025 (UNAUDITED)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
80
UWM
::
Investments
Shares Value
Common Stocks (a) (continued)
Great Lakes Dredge & Dock
Corp.* 4,080 $ 52,102
IES Holdings, Inc.* 554 231,888
Limbach Holdings, Inc.* 650 45,987
Matrix Service Co.* 1,634 19,101
MYR Group, Inc.* 945 211,982
NWPX Infrastructure, Inc.* 595 34,879
Orion Group Holdings, Inc.* 2,312 23,120
Primoris Services Corp. 3,319 420,053
Southland Holdings, Inc.* 772 2,455
Sterling Infrastructure, Inc.* 1,830 630,087
Tutor Perini Corp.* 2,731 187,210
4,358,271
Construction Materials — 0.2%
Knife River Corp.* 3,507 262,464
Smith-Midland Corp.* 167 5,815
Titan America SA(b) 1,490 24,198
United States Lime & Minerals,
Inc. 664 80,722
373,199
Consumer Finance — 0.8%
Atlanticus Holdings Corp.* 328 19,336
Bread Financial Holdings, Inc. 2,862 193,843
Consumer Portfolio Services,
Inc.* 571 4,722
Dave, Inc.* 568 123,972
Encore Capital Group, Inc.* 1,399 72,594
Enova International, Inc.* 1,480 194,013
FirstCash Holdings, Inc. 2,430 384,936
Green Dot Corp., Class
a
A* 3,289 41,343
Jefferson Capital, Inc. 713 14,952
LendingClub Corp.* 6,943 125,668
LendingTree, Inc.* 685 39,065
Medallion Financial Corp. 997 9,910
Navient Corp. 4,252 52,725
Nelnet, Inc., Class
a
A 791 102,229
NerdWallet, Inc., Class
a
A* 2,536 38,065
Oportun Financial Corp.* 2,401 12,413
OppFi, Inc. 1,510 14,949
PRA Group, Inc.* 2,420 39,204
PROG Holdings, Inc. 2,411 69,389
Regional Management Corp. 562 21,378
Upstart Holdings, Inc.(b) 5,163 232,128
Vroom, Inc.* 66 1,364
World Acceptance Corp.* 160 24,746
1,832,944
Consumer Staples Distribution & Retail — 0.3%
Andersons, Inc. (The) 2,007 103,361
Chefs' Warehouse, Inc. (The)* 2,237 137,173
Grocery Outlet Holding Corp.* 5,809 64,654
HF Foods Group, Inc.* 2,461 6,177
Ingles Markets, Inc., Class
a
A 898 69,074
Natural Grocers by Vitamin
Cottage, Inc. 783 21,728
PriceSmart, Inc. 1,574 193,759
United Natural Foods, Inc.* 3,676 137,152
Investments
Shares Value
Common Stocks (a) (continued)
Village Super Market, Inc.,
Class
a
A 561 $ 19,388
Weis Markets, Inc. 1,013 65,815
818,281
Containers & Packaging — 0.2%
Ardagh Metal Packaging SA 8,552 32,070
Greif, Inc., Class
a
A 1,554 101,989
Greif, Inc., Class
a
B 285 20,286
Myers Industries, Inc. 2,276 41,105
O-I Glass, Inc.* 9,427 127,076
Ranpak Holdings Corp.,
Class
a
A* 2,879 14,222
TriMas Corp. 2,036 69,367
406,115
Distributors — 0.0%(d)
A-Mark Precious Metals, Inc. 1,165 33,447
GigaCloud Technology, Inc.,
Class
a
A* 1,522 56,466
Weyco Group, Inc. 378 11,325
101,238
Diversified Consumer Services — 0.8%
Adtalem Global Education, Inc.* 2,177 201,503
American Public Education,
Inc.* 1,066 37,113
Carriage Services, Inc., Class
a
A 871 37,714
Coursera, Inc.* 8,480 67,416
Driven Brands Holdings, Inc.* 3,662 53,502
European Wax Center, Inc.,
Class
a
A* 1,790 6,927
Frontdoor, Inc.* 4,564 246,137
Graham Holdings Co., Class
a
B 197 217,981
KinderCare Learning Cos., Inc.* 1,933 7,693
Laureate Education, Inc.* 7,892 243,863
Lincoln Educational Services
Corp.* 1,817 37,394
Matthews International Corp.,
Class
a
A 1,830 44,908
McGraw Hill, Inc.* 1,439 25,254
Mister Car Wash, Inc.* 6,081 32,473
Nerdy, Inc.(b) 3,595 4,817
OneSpaWorld Holdings Ltd. 5,815 118,742
Perdoceo Education Corp. 3,773 105,493
Strategic Education, Inc. 1,432 111,725
Stride, Inc.* 2,621 166,512
Udemy, Inc.* 5,956 30,256
Universal Technical Institute,
Inc.* 2,861 65,860
Zspace, Inc.* 279 119
1,863,402
Diversified REITs — 0.4%
Alexander & Baldwin, Inc., REIT 4,478 69,991
Alpine Income Property Trust,
Inc., REIT 774 13,421
American Assets Trust, Inc.,
REIT 3,188 62,166

See accompanying notes to the financial statements.
NOVEMBER 30, 2025 (UNAUDITED) :: ULTRA RUSSELL2000
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
81
UWM
::
Investments
Shares Value
Common Stocks (a) (continued)
Armada Hoffler Properties, Inc.,
REIT 4,905 $ 32,226
Broadstone Net Lease, Inc.,
REIT 11,635 204,427
CTO Realty Growth, Inc., REIT 1,936 35,003
Essential Properties Realty
Trust, Inc., REIT 12,187 385,840
Gladstone Commercial Corp.,
REIT 2,838 31,388
Global Net Lease, Inc., REIT 12,279 100,811
Modiv Industrial, Inc., Class
a
C,
REIT 574 8,553
NexPoint Diversified Real
Estate Trust, REIT 2,213 6,395
950,221
Diversified Telecommunication Services — 0.4%
Anterix, Inc.* 690 14,187
ATN International, Inc. 609 12,844
Bandwidth, Inc., Class
a
A* 1,672 23,809
Cogent Communications
Holdings, Inc. 2,761 52,680
Globalstar, Inc.* 3,075 186,806
IDT Corp., Class
a
B 997 49,621
Liberty Latin America Ltd.,
Class
a
A* 1,790 15,537
Liberty Latin America Ltd.,
Class
a
C* 7,777 68,049
Lumen Technologies, Inc.* 58,503 474,459
Shenandoah
Telecommunications Co. 3,113 34,025
Uniti Group, Inc. 8,773 55,884
987,901
Electric Utilities — 0.8%
ALLETE, Inc. 3,589 242,688
Genie Energy Ltd., Class
a
B 1,307 18,925
Hawaiian Electric Industries,
Inc.* 10,695 125,773
MGE Energy, Inc. 2,263 187,422
Oklo, Inc., Class
a
A(b) 6,667 609,230
Otter Tail Corp. 2,364 194,321
Portland General Electric Co. 6,763 343,696
TXNM Energy, Inc. 5,978 349,414
2,071,469
Electrical Equipment — 1.9%
Allient, Inc. 883 47,558
American Superconductor
Corp.* 2,679 83,290
Amprius Technologies, Inc.* 5,713 64,671
Array Technologies, Inc.* 9,311 69,926
Atkore, Inc. 2,064 138,185
Bloom Energy Corp., Class
a
A* 13,167 1,438,363
EnerSys 2,358 337,453
Enovix Corp.(b) 10,099 78,671
Eos Energy Enterprises, Inc.(b) 17,580 264,579
Fluence Energy, Inc.* 4,655 91,424
Hyliion Holdings Corp.(b) 7,599 14,286
KULR Technology Group, Inc.* 2,194 7,109
LSI Industries, Inc. 1,631 29,831
Investments
Shares Value
Common Stocks (a) (continued)
NANO Nuclear Energy, Inc.* 1,908 $ 62,392
Net Power, Inc.(b) 2,082 6,038
Nextpower, Inc., Class
a
A* 8,950 819,999
NuScale Power Corp.,
Class
a
A(b) 7,772 155,440
Plug Power, Inc.(b) 66,951 134,572
Powell Industries, Inc. 586 189,407
Power Solutions International,
Inc.* 401 21,686
Preformed Line Products Co. 148 30,377
Shoals Technologies Group,
Inc., Class
a
A* 10,309 86,493
SKYX Platforms Corp.* 3,801 8,172
SunPower, Inc.(b) 3,696 6,394
Sunrun, Inc.* 12,853 260,273
T1 Energy, Inc.* 6,836 28,164
Thermon Group Holdings, Inc.* 2,015 70,726
Vicor Corp.* 1,433 128,039
4,673,518
Electronic Equipment, Instruments & Components — 2.5%
908 Devices, Inc.* 1,678 10,655
Advanced Energy Industries,
Inc. 2,312 488,271
Aeva Technologies, Inc.* 1,878 20,940
Arlo Technologies, Inc.* 6,096 88,392
Badger Meter, Inc. 1,820 324,943
Bel Fuse, Inc., Class
a
A 99 13,023
Bel Fuse, Inc., Class
a
B 637 98,117
Belden, Inc. 2,430 275,562
Benchmark Electronics, Inc. 2,192 98,487
Climb Global Solutions, Inc. 238 24,052
CTS Corp. 1,791 75,813
Daktronics, Inc.* 2,367 44,807
ePlus, Inc. 1,617 144,883
Evolv Technologies Holdings,
Inc.* 7,088 45,292
Fabrinet* 2,216 1,018,053
Frequency Electronics, Inc.* 404 11,571
Insight Enterprises, Inc.* 1,773 153,489
Itron, Inc.* 2,786 275,925
Kimball Electronics, Inc.* 1,491 43,090
Knowles Corp.* 5,239 117,773
Methode Electronics, Inc. 2,047 15,516
MicroVision, Inc.(b) 15,299 14,410
Mirion Technologies, Inc.,
Class
a
A* 14,421 375,234
M-Tron Industries, Inc.* 150 7,751
Napco Security Technologies,
Inc. 2,117 85,527
Neonode, Inc.* 703 1,568
nLight, Inc.* 2,949 103,893
Novanta, Inc.* 2,214 251,643
OSI Systems, Inc.* 983 266,246
Ouster, Inc.* 3,115 71,520
PC Connection, Inc. 680 39,467
Plexus Corp.* 1,648 235,582
Powerfleet, Inc.* 7,620 37,871
Red Cat Holdings, Inc.(b) 5,236 38,851
Richardson Electronics Ltd. 741 7,751

See accompanying notes to the financial statements.
ULTRA RUSSELL2000 :: NOVEMBER 30, 2025 (UNAUDITED)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
82
UWM
::
Investments
Shares Value
Common Stocks (a) (continued)
Rogers Corp.* 1,140 $ 95,543
Sanmina Corp.* 3,205 500,509
ScanSource, Inc.* 1,287 52,921
TTM Technologies, Inc.* 6,176 433,432
Vishay Intertechnology, Inc. 7,429 101,554
Vishay Precision Group, Inc.* 734 25,059
Vuzix Corp.(b) 3,937 10,591
6,145,577
Energy Equipment & Services — 1.3%
Archrock, Inc. 10,142 248,885
Atlas Energy Solutions, Inc.,
Class
a
A(b) 4,759 41,023
Borr Drilling Ltd. 15,176 50,233
Bristow Group, Inc., Class
a
A* 1,745 65,455
Cactus, Inc., Class
a
A 4,204 180,436
Core Laboratories, Inc. 2,879 43,473
DMC Global, Inc.* 1,187 7,371
Energy Services of America
Corp. 724 6,480
Expro Group Holdings NV* 6,330 88,303
Flowco Holdings, Inc., Class
a
A 1,228 20,839
Forum Energy Technologies,
Inc.* 682 21,415
Helix Energy Solutions Group,
Inc.* 8,529 56,803
Helmerich & Payne, Inc. 5,928 165,391
Innovex International, Inc.* 2,377 52,342
Kodiak Gas Services, Inc. 4,632 163,046
Liberty Energy, Inc., Class
a
A 9,688 172,253
Mammoth Energy Services,
Inc.* 1,487 2,736
Nabors Industries Ltd.* 937 46,728
National Energy Services
Reunited Corp.* 3,739 52,122
Natural Gas Services Group,
Inc. 623 19,294
Noble Corp. plc 7,746 237,182
Oceaneering International, Inc.* 5,763 140,617
Oil States International, Inc.* 3,588 22,604
Patterson-UTI Energy, Inc. 21,660 125,845
ProFrac Holding Corp.,
Class
a
A* 755 2,673
ProPetro Holding Corp.* 4,911 46,998
Ranger Energy Services, Inc.,
Class
a
A 1,231 16,631
RPC, Inc. 5,479 29,148
SEACOR Marine Holdings, Inc.* 1,260 8,971
Seadrill Ltd.* 3,852 117,563
Select Water Solutions, Inc.,
Class
a
A 5,722 57,792
Solaris Energy Infrastructure,
Inc., Class
a
A 2,237 107,130
TETRA Technologies, Inc.* 7,788 60,513
Tidewater, Inc.* 3,016 162,924
Transocean Ltd.* 52,336 230,802
Valaris Ltd.* 3,907 220,394
3,092,415
Investments
Shares Value
Common Stocks (a) (continued)
Entertainment — 0.4%
AMC Entertainment Holdings,
Inc., Class
a
A* 26,685 $ 65,378
Atlanta Braves Holdings, Inc.,
Class
a
A* 415 18,082
Atlanta Braves Holdings, Inc.,
Class
a
C* 2,831 112,674
Cinemark Holdings, Inc. 6,375 174,547
CuriosityStream, Inc. 1,985 9,548
Eventbrite, Inc., Class
a
A* 4,636 11,544
Gaia, Inc., Class
a
A* 1,071 4,123
Golden Matrix Group, Inc.* 1,312 954
IMAX Corp.* 2,684 99,576
Lionsgate Studios Corp.* 12,562 93,713
Madison Square Garden
Entertainment Corp., Class
a
A* 2,432 120,311
Marcus Corp. (The) 1,433 22,498
Playstudios, Inc.* 5,478 3,517
Playtika Holding Corp. 3,448 13,964
Reservoir Media, Inc.* 1,247 9,502
Sphere Entertainment Co.* 1,705 144,226
Starz Entertainment Corp. 705 7,734
Vivid Seats, Inc., Class
a
A* 199 1,534
913,425
Equity Real Estate Investment Trusts (REITs) — 0.0%(d)
Hudson Pacific Properties, Inc.* 22,808 45,160
Financial Services — 1.6%
Acacia Research Corp.* 2,097 7,843
Alerus Financial Corp. 1,441 31,039
Banco Latinoamericano de
Comercio Exterior SA,
Class
a
E 1,749 78,530
Better Home & Finance Holding
Co.* 316 15,301
Burford Capital Ltd. 12,336 118,056
Cannae Holdings, Inc. 3,532 56,865
Cantaloupe, Inc.* 3,615 38,572
Cass Information Systems, Inc. 742 31,164
Compass Diversified Holdings 4,120 30,323
Enact Holdings, Inc. 1,775 68,710
Essent Group Ltd. 5,981 375,368
EVERTEC, Inc. 3,946 114,039
Federal Agricultural Mortgage
Corp., Class
a
C 573 98,419
Finance of America Cos., Inc.,
Class
a
A* 272 6,517
Flywire Corp.* 7,190 100,588
HA Sustainable Infrastructure
Capital, Inc. 7,354 252,684
International Money Express,
Inc.* 1,681 25,618
Jackson Financial, Inc., Class
a
A 4,397 430,950
loanDepot, Inc., Class
a
A* 5,079 14,374
Marqeta, Inc., Class
a
A* 23,583 112,963
Merchants Bancorp 1,590 51,977
NCR Atleos Corp.* 4,492 166,519
NewtekOne, Inc. 1,519 16,223

See accompanying notes to the financial statements.
NOVEMBER 30, 2025 (UNAUDITED) :: ULTRA RUSSELL2000
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
83
UWM
::
Investments
Shares Value
Common Stocks (a) (continued)
NMI Holdings, Inc., Class
a
A* 4,793 $ 182,853
Onity Group, Inc.* 406 18,087
Pagseguro Digital Ltd., Class
a
A 10,988 115,154
Payoneer Global, Inc.* 17,076 98,699
Paysafe Ltd.* 1,991 15,311
Paysign, Inc.* 2,105 10,967
PennyMac Financial Services,
Inc. 1,792 241,149
Priority Technology Holdings,
Inc.* 1,531 8,956
Radian Group, Inc. 8,315 295,598
Remitly Global, Inc.* 10,239 138,687
Repay Holdings Corp., Class
a
A* 4,771 15,840
Security National Financial
Corp., Class
a
A* 947 8,182
Sezzle, Inc.* 976 60,268
StoneCo Ltd., Class
a
A* 15,403 259,541
SWK Holdings Corp. 186 3,158
Triller Group, Inc.* 6,316 2,564
Velocity Financial, Inc.* 582 11,250
Walker & Dunlop, Inc. 2,023 130,767
Waterstone Financial, Inc. 944 14,783
3,874,456
Food Products — 0.5%
Alico, Inc. 328 11,413
B&G Foods, Inc. 4,730 21,805
Beyond Meat, Inc.(b) 4,514 4,432
BRC, Inc., Class
a
A(b) 5,928 7,529
Calavo Growers, Inc. 1,031 21,125
Cal-Maine Foods, Inc. 2,817 234,712
Dole plc 4,324 62,612
Forafric Global plc(b) 204 2,091
Fresh Del Monte Produce, Inc. 2,037 73,617
Hain Celestial Group, Inc. (The)* 5,548 6,103
J & J Snack Foods Corp. 952 87,917
John B Sanfilippo & Son, Inc. 482 35,008
Lifeway Foods, Inc.* 315 7,807
Limoneira Co. 1,021 14,182
Mama's Creations, Inc.* 2,089 23,647
Marzetti Co. (The) 1,232 205,670
Mission Produce, Inc.* 2,616 31,444
Seneca Foods Corp., Class
a
A* 286 34,592
Simply Good Foods Co. (The)* 5,753 113,219
SunOpta, Inc.* 5,870 22,071
Tootsie Roll Industries, Inc. 1,110 42,580
TreeHouse Foods, Inc.* 3,083 73,653
Utz Brands, Inc. 4,439 43,014
Vital Farms, Inc.* 2,123 69,422
Westrock Coffee Co.(b) 2,209 9,609
1,259,274
Gas Utilities — 0.8%
Brookfield Infrastructure Corp.,
Class
a
A 7,389 337,308
Chesapeake Utilities Corp. 1,402 194,962
New Jersey Resources Corp. 6,197 297,952
Northwest Natural Holding Co. 2,482 122,784
ONE Gas, Inc. 3,674 307,661
RGC Resources, Inc. 508 11,460
Investments
Shares Value
Common Stocks (a) (continued)
Southwest Gas Holdings, Inc. 3,972 $ 329,875
Spire, Inc. 3,580 317,403
1,919,405
Ground Transportation — 0.2%
ArcBest Corp. 1,399 89,774
Covenant Logistics Group, Inc.,
Class
a
A 1,003 20,000
FTAI Infrastructure, Inc. 6,630 28,376
Heartland Express, Inc. 2,726 21,426
Hertz Global Holdings, Inc.* 7,241 37,943
Marten Transport Ltd. 3,576 36,654
PAMT Corp.* 369 3,314
Proficient Auto Logistics, Inc.* 1,447 11,808
RXO, Inc.* 9,970 131,803
Universal Logistics Holdings,
Inc.(b) 415 6,233
Werner Enterprises, Inc. 3,555 90,866
478,197
Health Care Equipment & Supplies — 2.0%
Accuray, Inc.* 6,216 6,713
Acme United Corp. 204 7,548
Alphatec Holdings, Inc.* 7,111 160,353
AngioDynamics, Inc.* 2,380 29,512
Anteris Technologies Global
Corp.* 2,083 8,540
Artivion, Inc.* 2,337 109,044
AtriCure, Inc.* 2,967 107,168
Avanos Medical, Inc.* 2,747 32,250
Axogen, Inc.* 2,690 77,068
Beta Bionics, Inc.* 2,349 73,618
Bioventus, Inc., Class
a
A* 2,827 21,457
Butterfly Network, Inc.* 11,774 36,499
CapsoVision, Inc.* 349 1,951
Carlsmed, Inc.* 416 6,772
Ceribell, Inc.* 1,527 25,913
Cerus Corp.* 11,321 19,925
ClearPoint Neuro, Inc.* 1,613 23,324
CONMED Corp. 1,911 82,976
CVRx, Inc.* 985 9,663
Delcath Systems, Inc.* 1,825 17,702
Electromed, Inc.* 415 11,110
Embecta Corp. 3,588 45,765
Enovis Corp.* 3,504 106,066
Glaukos Corp.* 3,427 364,256
Haemonetics Corp.* 2,956 240,471
ICU Medical, Inc.* 1,483 220,137
Inogen, Inc.* 1,457 10,316
Integer Holdings Corp.* 2,114 152,589
Integra LifeSciences Holdings
Corp.* 4,111 53,936
iRadimed Corp. 500 46,610
iRhythm Technologies, Inc.* 1,955 367,560
Kestra Medical Technologies
Ltd.(b) 806 21,746
KORU Medical Systems, Inc.* 2,649 15,682
Lantheus Holdings, Inc.* 4,181 246,135
LeMaitre Vascular, Inc. 1,279 106,093
LENSAR, Inc.* 577 5,874

See accompanying notes to the financial statements.
ULTRA RUSSELL2000 :: NOVEMBER 30, 2025 (UNAUDITED)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
84
UWM
::
Investments
Shares Value
Common Stocks (a) (continued)
LivaNova plc* 3,342 $ 213,253
Lucid Diagnostics, Inc.* 4,356 4,617
Merit Medical Systems, Inc.* 3,586 310,512
Myomo, Inc.* 1,902 1,693
Neogen Corp.* 13,407 80,174
Neuronetics, Inc.* 2,217 3,303
NeuroPace, Inc.* 1,474 24,115
Novocure Ltd.* 6,228 79,781
Omnicell, Inc.* 2,856 104,273
OraSure Technologies, Inc.* 4,608 10,967
Orthofix Medical, Inc.* 2,379 38,278
OrthoPediatrics Corp.* 1,038 19,193
Outset Medical, Inc.* 1,008 4,596
PROCEPT BioRobotics Corp.* 3,221 102,041
Pro-Dex, Inc.* 129 4,701
Pulmonx Corp.* 2,342 3,794
Pulse Biosciences, Inc.* 1,086 14,867
QuidelOrtho Corp.* 4,157 113,694
RxSight, Inc.* 2,135 24,382
Sanara Medtech, Inc.* 186 3,891
SANUWAVE Health, Inc.* 431 14,619
Semler Scientific, Inc.(b) 737 16,008
Shoulder Innovations, Inc.* 292 4,508
SI-BONE, Inc.* 2,328 45,303
Sight Sciences, Inc.* 2,532 21,168
STAAR Surgical Co.* 3,060 81,212
Stereotaxis, Inc.* 3,766 9,264
Tactile Systems Technology,
Inc.* 1,413 36,328
Tandem Diabetes Care, Inc.* 4,098 86,099
TransMedics Group, Inc.* 2,039 298,326
Treace Medical Concepts, Inc.* 2,923 8,711
UFP Technologies, Inc.* 461 104,504
Utah Medical Products, Inc. 188 10,594
Varex Imaging Corp.* 2,516 29,110
Vicarious Surgical, Inc.,
Class
a
A* 1 3
4,800,224
Health Care Providers & Services — 2.5%
AdaptHealth Corp., Class
a
A* 6,246 60,336
Addus HomeCare Corp.* 1,114 133,903
agilon health, Inc.* 18,919 12,318
AirSculpt Technologies, Inc.(b) 1,016 3,586
Alignment Healthcare, Inc.* 8,961 172,141
AMN Healthcare Services, Inc.* 2,349 39,111
Ardent Health, Inc.* 1,421 12,476
Astrana Health, Inc.* 2,502 57,646
Aveanna Healthcare Holdings,
Inc.* 2,995 27,973
BrightSpring Health Services,
Inc.* 6,596 238,511
Brookdale Senior Living, Inc.* 14,073 156,632
Castle Biosciences, Inc.* 1,741 69,553
Clover Health Investments
Corp., Class
a
A(b) 24,750 61,628
Community Health Systems,
Inc.* 7,960 27,542
Concentra Group Holdings
Parent, Inc. 7,164 147,292
Investments
Shares Value
Common Stocks (a) (continued)
CorVel Corp.* 1,785 $ 130,626
Cross Country Healthcare, Inc.* 1,918 19,679
DocGo, Inc.* 5,584 5,752
Enhabit, Inc.* 3,038 27,160
Ensign Group, Inc. (The) 3,445 639,185
Fulgent Genetics, Inc.* 1,267 37,478
GeneDx Holdings Corp.,
Class
a
A* 1,151 192,159
Guardant Health, Inc.* 7,323 793,960
Guardian Pharmacy Services,
Inc., Class
a
A* 1,197 35,048
HealthEquity, Inc.* 5,233 550,407
Hims & Hers Health, Inc.* 11,687 464,675
Innovage Holding Corp.* 1,240 6,547
Joint Corp. (The)* 867 7,300
LifeStance Health Group, Inc.* 8,121 52,787
Nano-X Imaging Ltd.(b) 3,939 17,647
National HealthCare Corp. 778 106,034
National Research Corp. 774 13,150
NeoGenomics, Inc.* 7,908 95,687
Nutex Health, Inc.* 210 24,173
Omada Health, Inc.* 564 10,564
Oncology Institute, Inc. (The)* 3,678 11,549
OPKO Health, Inc.* 25,225 34,306
Option Care Health, Inc.* 10,104 314,234
Owens & Minor, Inc.* 4,622 12,572
PACS Group, Inc.* 2,700 90,207
Pediatrix Medical Group, Inc.* 5,233 126,063
Pennant Group, Inc. (The)* 2,077 57,533
Privia Health Group, Inc.* 7,052 171,857
Progyny, Inc.* 4,605 121,434
RadNet, Inc.* 4,187 346,642
SBC Medical Group Holdings,
Inc.* 346 1,235
Select Medical Holdings Corp. 6,856 106,199
Sonida Senior Living, Inc.* 337 10,919
Strata Critical Medical, Inc.* 3,983 17,286
Surgery Partners, Inc.* 4,741 80,929
Talkspace, Inc.* 8,840 29,879
US Physical Therapy, Inc. 925 68,311
Viemed Healthcare, Inc.* 2,135 14,753
6,066,574
Health Care REITs — 0.8%
American Healthcare REIT, Inc. 9,765 495,867
CareTrust REIT, Inc. 13,071 490,555
Community Healthcare Trust,
Inc., REIT 1,678 26,143
Diversified Healthcare Trust,
REIT 13,461 65,017
Global Medical REIT, Inc. 784 26,005
LTC Properties, Inc., REIT 2,790 101,807
National Health Investors, Inc.,
REIT 2,835 225,326
Sabra Health Care REIT, Inc. 14,583 284,514
Sila Realty Trust, Inc., REIT 3,412 81,615
Strawberry Fields REIT, Inc. 449 5,626
Universal Health Realty Income
Trust, REIT 791 32,154
1,834,629

See accompanying notes to the financial statements.
NOVEMBER 30, 2025 (UNAUDITED) :: ULTRA RUSSELL2000
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
85
UWM
::
Investments
Shares Value
Common Stocks (a) (continued)
Health Care Technology — 0.3%
Claritev Corp.* 465 $ 25,143
Definitive Healthcare Corp.,
Class
a
A* 2,173 6,171
Evolent Health, Inc., Class
a
A* 7,194 30,215
Health Catalyst, Inc.* 4,145 12,394
HealthStream, Inc. 1,502 37,775
LifeMD, Inc.* 2,300 8,809
OptimizeRx Corp.* 968 14,781
Phreesia, Inc.* 3,509 71,899
Schrodinger, Inc.* 3,452 60,617
Simulations Plus, Inc.* 1,024 17,408
Teladoc Health, Inc.* 10,781 81,828
TruBridge, Inc.* 612 13,440
Waystar Holding Corp.* 6,707 247,555
628,035
Hotel & Resort REITs — 0.4%
Apple Hospitality REIT, Inc. 13,735 163,309
Braemar Hotels & Resorts, Inc.,
REIT 3,613 9,647
Chatham Lodging Trust, REIT 2,857 19,370
DiamondRock Hospitality Co.,
REIT 12,645 115,196
Pebblebrook Hotel Trust, REIT 7,209 81,750
RLJ Lodging Trust, REIT 9,104 68,644
Ryman Hospitality Properties,
Inc., REIT 3,789 361,584
Service Properties Trust, REIT 9,477 16,490
Summit Hotel Properties, Inc.,
REIT 6,731 36,078
Sunstone Hotel Investors, Inc.,
REIT 11,680 109,325
Xenia Hotels & Resorts, Inc.,
REIT 6,067 84,817
1,066,210
Hotels, Restaurants & Leisure — 1.2%
Accel Entertainment, Inc.,
Class
a
A* 3,317 33,966
Bally's Corp.* 449 7,835
Biglari Holdings, Inc., Class
a
B* 41 12,050
BJ's Restaurants, Inc.* 1,237 47,439
Bloomin' Brands, Inc. 5,150 36,565
Brightstar Lottery plc 6,860 107,290
Brinker International, Inc.* 2,716 417,694
Cheesecake Factory, Inc. (The)
(b) 2,836 135,164
Cracker Barrel Old Country
Store, Inc.(b) 1,363 39,377
Dave & Buster's Entertainment,
Inc.(b) 1,667 29,156
Denny's Corp.* 3,090 19,065
Dine Brands Global, Inc. 937 29,281
El Pollo Loco Holdings, Inc.* 1,623 17,707
First Watch Restaurant Group,
Inc.* 2,783 51,653
Genius Sports Ltd.* 13,413 135,069
Global Business Travel Group I* 5,792 44,656
Golden Entertainment, Inc. 1,197 35,934
Investments
Shares Value
Common Stocks (a) (continued)
Hilton Grand Vacations, Inc.* 3,537 $ 151,490
Inspired Entertainment, Inc.* 1,532 12,593
Jack in the Box, Inc. 1,150 22,667
Krispy Kreme, Inc. 4,728 19,763
Kura Sushi USA, Inc., Class
a
A* 385 18,915
Life Time Group Holdings, Inc.* 8,326 232,462
Lindblad Expeditions Holdings,
Inc.* 2,308 27,765
Marriott Vacations Worldwide
Corp. 1,709 93,311
Monarch Casino & Resort, Inc. 783 75,622
Nathan's Famous, Inc. 177 16,330
Papa John's International, Inc. 2,006 84,392
Portillo's, Inc., Class
a
A* 3,635 18,975
Pursuit Attractions and
Hospitality, Inc.* 1,301 44,663
RCI Hospitality Holdings, Inc. 498 12,131
Red Rock Resorts, Inc., Class
a
A 2,996 175,476
Rush Street Interactive, Inc.* 5,441 100,332
Sabre Corp.* 22,237 35,802
Serve Robotics, Inc.(b) 2,873 29,477
Shake Shack, Inc., Class
a
A* 2,384 208,552
Six Flags Entertainment Corp.* 5,884 89,319
Super Group SGHC Ltd. 9,767 105,777
Sweetgreen, Inc., Class
a
A(b) 6,348 41,199
Target Hospitality Corp.* 1,970 15,366
United Parks & Resorts, Inc.* 1,665 60,090
Xponential Fitness, Inc.,
Class
a
A* 1,683 11,175
2,903,545
Household Durables — 1.3%
Bassett Furniture Industries,
Inc. 500 7,765
Beazer Homes USA, Inc.* 1,726 39,474
Cavco Industries, Inc.* 468 278,764
Century Communities, Inc. 1,598 104,333
Champion Homes, Inc.* 3,515 301,728
Cricut, Inc., Class
a
A 2,822 13,376
Dream Finders Homes, Inc.,
Class
a
A* 1,851 36,594
Ethan Allen Interiors, Inc. 1,424 33,663
Flexsteel Industries, Inc. 227 8,973
Green Brick Partners, Inc.* 1,917 130,126
Hamilton Beach Brands Holding
Co., Class
a
A 441 7,034
Helen of Troy Ltd.* 1,404 26,606
Hovnanian Enterprises, Inc.,
Class
a
A* 292 38,421
Installed Building Products, Inc. 1,437 385,145
KB Home 4,071 261,887
La-Z-Boy, Inc. 2,545 99,051
Legacy Housing Corp.* 529 10,543
Leggett & Platt, Inc. 8,178 83,906
LGI Homes, Inc.* 1,275 66,326
Lovesac Co. (The)* 816 11,710
M/I Homes, Inc.* 1,600 220,144
Meritage Homes Corp. 4,359 318,556
Sonos, Inc.* 7,213 133,873
Taylor Morrison Home Corp.,
Class
a
A* 5,956 373,382

See accompanying notes to the financial statements.
ULTRA RUSSELL2000 :: NOVEMBER 30, 2025 (UNAUDITED)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
86
UWM
::
Investments
Shares Value
Common Stocks (a) (continued)
Traeger, Inc.* 2,016 $ 1,837
Tri Pointe Homes, Inc.* 5,293 180,597
3,173,814
Household Products — 0.2%
Central Garden & Pet Co.* 522 17,832
Central Garden & Pet Co.,
Class
a
A* 3,098 95,852
Energizer Holdings, Inc. 4,062 74,050
Oil-Dri Corp. of America 608 33,093
Spectrum Brands Holdings, Inc. 1,462 86,770
WD-40 Co. 834 163,297
470,894
Independent Power and Renewable Electricity Producers — 0.2%
Hallador Energy Co.* 1,903 38,802
Montauk Renewables, Inc.* 4,125 6,724
Ormat Technologies, Inc. 3,745 422,848
468,374
Industrial Conglomerates — 0.0%(d)
Brookfield Business Corp.,
Class
a
A(b) 1,431 49,885
Industrial REITs — 0.3%
Industrial Logistics Properties
Trust, REIT 3,279 18,166
Innovative Industrial Properties,
Inc., REIT 1,703 84,213
LXP Industrial Trust, REIT 3,575 173,388
One Liberty Properties, Inc.,
REIT 1,125 23,445
Plymouth Industrial REIT, Inc. 2,516 55,201
Terreno Realty Corp., REIT 6,274 393,944
748,357
Insurance — 1.5%
Abacus Global Management,
Inc.* 2,474 16,403
American Coastal Insurance
Corp. 1,499 17,913
American Integrity Insurance
Group, Inc.* 491 10,380
AMERISAFE, Inc. 1,164 47,491
Aspen Insurance Holdings Ltd.,
Class
a
A* 946 35,049
Ategrity Specialty Holdings
LLC* 385 7,327
Baldwin Insurance Group, Inc.
(The), Class
a
A* 4,309 122,850
Bowhead Specialty Holdings,
Inc.* 969 26,987
Citizens, Inc., Class
a
A* 2,772 16,521
CNO Financial Group, Inc. 5,901 241,528
Crawford & Co., Class
a
A 1,001 11,191
Donegal Group, Inc., Class
a
A 1,017 20,472
eHealth, Inc.* 1,763 7,193
Employers Holdings, Inc. 1,480 58,978
F&G Annuities & Life, Inc. 1,305 42,165
Fidelis Insurance Holdings Ltd. 3,570 67,973
Investments
Shares Value
Common Stocks (a) (continued)
Genworth Financial, Inc.,
Class
a
A* 25,260 $ 219,257
GoHealth, Inc., Class
a
A* 329 987
Goosehead Insurance, Inc.,
Class
a
A 1,480 105,894
Greenlight Capital Re Ltd.,
Class
a
A* 1,622 21,427
Hamilton Insurance Group Ltd.,
Class
a
B* 2,813 76,739
HCI Group, Inc. 633 112,516
Heritage Insurance Holdings,
Inc.* 1,390 40,379
Hippo Holdings, Inc.* 1,098 35,992
Horace Mann Educators Corp. 2,500 114,450
Investors Title Co. 88 24,544
James River Group Holdings,
Inc. 2,259 13,305
Kestrel Group Ltd. 165 2,457
Kingstone Cos., Inc. 692 10,532
Kingsway Financial Services,
Inc.* 1,293 16,809
Lemonade, Inc.* 3,412 266,545
MBIA, Inc.* 2,802 21,155
Mercury General Corp. 1,650 153,648
NI Holdings, Inc.* 420 5,704
Octave Specialty Group, Inc.* 2,646 23,787
Oscar Health, Inc., Class
a
A* 11,903 213,897
Palomar Holdings, Inc.* 1,616 200,723
ProAssurance Corp.* 3,132 75,419
Root, Inc., Class
a
A* 705 57,027
Safety Insurance Group, Inc. 905 68,798
Selective Insurance Group, Inc. 3,730 293,029
Selectquote, Inc.* 8,425 12,216
SiriusPoint Ltd.* 6,285 130,728
Skyward Specialty Insurance
Group, Inc.* 2,192 107,320
Slide Insurance Holdings, Inc.* 1,639 27,683
Stewart Information Services
Corp. 1,705 130,654
Tiptree, Inc., Class
a
A 1,442 27,081
Trupanion, Inc.* 2,275 80,285
United Fire Group, Inc. 1,291 47,186
Universal Insurance Holdings,
Inc. 1,560 51,683
3,540,277
Interactive Media & Services — 0.4%
Angi, Inc., Class
a
A* 2,494 28,482
Arena Group Holdings, Inc.
(The)* 791 3,322
Bumble, Inc., Class
a
A* 4,462 15,840
Cargurus, Inc., Class
a
A* 5,046 178,023
Cars.com, Inc.* 3,529 40,936
EverQuote, Inc., Class
a
A* 1,701 44,889
fuboTV, Inc.* 20,457 62,189
Getty Images Holdings, Inc.* 6,750 10,395
Grindr, Inc.* 2,046 26,250
MediaAlpha, Inc., Class
a
A* 2,042 26,056
Nextdoor Holdings, Inc.* 12,978 22,712
QuinStreet, Inc.* 3,336 46,571
Rumble, Inc.(b) 6,541 44,283

See accompanying notes to the financial statements.
NOVEMBER 30, 2025 (UNAUDITED) :: ULTRA RUSSELL2000
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
87
UWM
::
Investments
Shares Value
Common Stocks (a) (continued)
Shutterstock, Inc. 1,493 $ 31,084
Teads Holding Co.* 2,212 1,566
Travelzoo* 384 2,730
TripAdvisor, Inc.* 7,135 106,098
TrueCar, Inc.* 4,826 10,279
Webtoon Entertainment, Inc.(b) 1,100 15,301
Yelp, Inc., Class
a
A* 3,791 109,598
Ziff Davis, Inc.* 2,559 83,986
ZipRecruiter, Inc., Class
a
A* 4,172 19,817
930,407
IT Services — 0.4%
Applied Digital Corp.* 13,139 356,067
ASGN, Inc.* 2,624 118,106
Backblaze, Inc., Class
a
A* 3,283 15,561
BigBear.ai Holdings, Inc.(b) 17,740 112,472
Commerce.com, Inc., Series 1* 4,030 18,498
Crexendo, Inc.* 887 6,191
CSP, Inc. 425 4,871
DigitalOcean Holdings, Inc.* 4,194 186,717
Fastly, Inc., Class
a
A* 8,400 97,944
Grid Dynamics Holdings, Inc.* 4,045 35,434
Hackett Group, Inc. (The) 1,539 28,425
Information Services Group,
Inc. 2,160 11,621
Rackspace Technology, Inc.* 5,125 5,433
TSS, Inc.(b) 1,119 10,776
Tucows, Inc., Class
a
A* 414 8,971
Unisys Corp.* 4,091 10,964
VTEX, Class
a
A* 3,540 14,691
1,042,742
Leisure Products — 0.3%
Acushnet Holdings Corp. 1,693 142,381
American Outdoor Brands, Inc.* 753 5,399
Clarus Corp. 1,809 6,476
Escalade, Inc. 620 8,221
Funko, Inc., Class
a
A* 2,130 6,731
JAKKS Pacific, Inc. 546 8,971
Johnson Outdoors, Inc.,
Class
a
A 327 13,404
Latham Group, Inc.* 2,755 19,698
Malibu Boats, Inc., Class
a
A* 1,133 32,166
Marine Products Corp. 539 4,565
MasterCraft Boat Holdings,
Inc.* 999 18,462
Peloton Interactive, Inc.,
Class
a
A* 23,133 157,073
Polaris, Inc. 3,270 216,997
Smith & Wesson Brands, Inc. 2,693 23,456
Sturm Ruger & Co., Inc. 984 29,638
Topgolf Callaway Brands Corp.* 8,095 104,264
797,902
Life Sciences Tools & Services — 0.4%
10X Genomics, Inc., Class
a
A* 6,575 123,676
Adaptive Biotechnologies
Corp.* 9,161 180,105
Alpha Teknova, Inc.* 665 3,112
Atlantic International Corp.* 651 1,331
Investments
Shares Value
Common Stocks (a) (continued)
Azenta, Inc.* 2,502 $ 88,971
BioLife Solutions, Inc.* 2,325 61,613
Codexis, Inc.* 5,018 8,681
CryoPort, Inc.* 2,995 28,812
Cytek Biosciences, Inc.* 7,206 40,714
Fortrea Holdings, Inc.* 5,599 71,163
Ginkgo Bioworks Holdings,
Inc.* 2,382 22,105
Lifecore Biomedical, Inc.* 1,692 13,367
Maravai LifeSciences Holdings,
Inc., Class
a
A* 6,700 24,254
MaxCyte, Inc.* 6,198 10,908
Mesa Laboratories, Inc. 321 25,744
Niagen Bioscience, Inc.* 3,201 21,671
OmniAb, Inc.* 5,733 10,377
Pacific Biosciences of
California, Inc.* 16,925 39,266
Personalis, Inc.* 3,074 32,984
Quanterix Corp.* 2,527 18,346
Quantum-Si, Inc.* 9,628 13,576
Standard BioTools, Inc.* 18,348 27,522
868,298
Machinery — 2.8%
3D Systems Corp.* 8,079 16,804
Aebi Schmidt Holding AG 2,282 27,179
AirJoule Technologies Corp.* 1,464 4,773
Alamo Group, Inc. 634 101,675
Albany International Corp.,
Class
a
A 1,853 88,351
Astec Industries, Inc. 1,403 62,097
Atmus Filtration Technologies,
Inc. 5,121 259,174
Blue Bird Corp.* 1,943 101,463
CECO Environmental Corp.* 1,789 93,296
Chart Industries, Inc.* 2,775 565,961
Columbus McKinnon Corp. 1,736 28,540
Douglas Dynamics, Inc. 1,389 44,879
Eastern Co. (The) 352 6,864
Energy Recovery, Inc.* 3,267 47,208
Enerpac Tool Group Corp.,
Class
a
A 3,325 125,918
Enpro, Inc. 1,296 288,814
ESCO Technologies, Inc. 1,595 339,591
Federal Signal Corp. 3,684 419,976
Franklin Electric Co., Inc. 2,449 233,022
Gencor Industries, Inc.* 634 8,502
Gorman-Rupp Co. (The) 1,287 59,833
Graham Corp.* 637 36,627
Greenbrier Cos., Inc. (The) 1,854 82,466
Helios Technologies, Inc. 2,034 109,816
Hillenbrand, Inc. 4,331 137,899
Hillman Solutions Corp.* 12,145 106,269
Hyster-Yale, Inc. 720 20,938
JBT Marel Corp. 3,204 450,258
Kadant, Inc. 723 201,081
Kennametal, Inc. 4,670 129,266
L B Foster Co., Class
a
A* 618 16,674
Lindsay Corp. 668 76,773
Luxfer Holdings plc 1,639 20,487

See accompanying notes to the financial statements.
ULTRA RUSSELL2000 :: NOVEMBER 30, 2025 (UNAUDITED)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
88
UWM
::
Investments
Shares Value
Common Stocks (a) (continued)
Manitowoc Co., Inc. (The)* 2,117 $ 23,880
Mayville Engineering Co., Inc.* 873 14,832
Microvast Holdings, Inc.* 12,197 42,933
Miller Industries, Inc. 678 26,266
Mueller Water Products, Inc.,
Class
a
A 9,567 231,904
Omega Flex, Inc. 218 5,908
Palladyne AI Corp.(b) 1,471 8,385
Park-Ohio Holdings Corp. 589 12,610
Proto Labs, Inc.* 1,459 74,146
REV Group, Inc. 2,976 158,531
Richtech Robotics, Inc.,
Class
a
B* 4,239 15,048
SPX Technologies, Inc.* 2,957 635,873
Standex International Corp. 737 180,683
Tennant Co. 1,152 84,246
Terex Corp. 3,955 182,761
Titan International, Inc.* 2,980 24,108
Trinity Industries, Inc. 5,020 133,130
Wabash National Corp. 2,523 21,294
Watts Water Technologies, Inc.,
Class
a
A 1,684 464,582
Worthington Enterprises, Inc. 1,929 105,825
6,759,419
Marine Transportation — 0.1%
Costamare Bulkers Holdings
Ltd.* 538 8,861
Costamare, Inc. 2,715 41,458
Genco Shipping & Trading Ltd. 2,082 39,391
Himalaya Shipping Ltd.(b) 1,828 16,434
Matson, Inc. 1,994 217,306
Pangaea Logistics Solutions
Ltd. 1,828 12,832
Safe Bulkers, Inc. 3,433 18,161
354,443
Media — 0.6%
Advantage Solutions, Inc.* 5,777 5,486
AMC Networks, Inc., Class
a
A* 1,979 17,653
Boston Omaha Corp., Class
a
A* 1,334 16,582
Cable One, Inc. 316 37,032
EchoStar Corp., Class
a
A* 8,317 609,553
Emerald Holding, Inc. 852 3,118
Entravision Communications
Corp., Class
a
A 3,813 10,600
EW Scripps Co. (The), Class
a
A* 3,853 16,298
Gambling.com Group Ltd.* 1,009 5,721
Gray Media, Inc. 5,389 26,514
Ibotta, Inc., Class
a
A* 856 20,424
iHeartMedia, Inc., Class
a
A* 7,309 28,724
Integral Ad Science Holding
Corp.* 4,673 48,038
John Wiley & Sons, Inc.,
Class
a
A 2,524 91,773
Magnite, Inc.* 8,584 126,099
National CineMedia, Inc. 3,929 16,934
Newsmax, Inc., Class
a
B* 675 5,603
Nexxen International Ltd.* 2,318 14,997
Investments
Shares Value
Common Stocks (a) (continued)
Optimum Communications,
Inc., Class
a
A* 16,026 $ 30,449
PubMatic, Inc., Class
a
A* 2,559 23,057
Scholastic Corp. 1,245 36,777
Sinclair, Inc. 2,368 37,320
Stagwell, Inc., Class
a
A(b) 7,078 37,938
TechTarget, Inc.* 1,767 9,241
TEGNA, Inc. 9,865 192,565
Thryv Holdings, Inc.* 2,285 12,865
USA Today Co., Inc.* 8,647 43,322
WideOpenWest, Inc.* 3,101 16,063
1,540,746
Metals & Mining — 1.6%
Alpha Metallurgical Resources,
Inc.* 718 114,313
American Battery Technology
Co.* 5,435 20,327
Ascent Industries Co.* 461 6,532
Caledonia Mining Corp. plc 1,012 31,180
Century Aluminum Co.* 3,238 97,043
Coeur Mining, Inc.* 39,274 678,262
Commercial Metals Co. 6,956 443,654
Compass Minerals
International, Inc.* 2,121 40,278
Constellium SE, Class
a
A* 8,727 146,701
Contango ORE, Inc.* 524 12,691
Critical Metals Corp.(b) 1,974 16,246
Dakota Gold Corp.* 5,275 24,634
Ferroglobe plc 7,327 32,459
Friedman Industries, Inc. 414 8,400
Hecla Mining Co. 36,797 618,926
Idaho Strategic Resources, Inc.* 791 31,395
Ivanhoe Electric, Inc.* 5,260 75,271
Kaiser Aluminum Corp. 986 94,705
Lifezone Metals Ltd.* 1,701 6,651
Materion Corp. 1,270 155,181
Metallus, Inc.* 2,251 38,064
NioCorp Developments Ltd.* 4,256 26,643
Novagold Resources, Inc.* 18,580 189,330
Olympic Steel, Inc. 607 23,606
Perpetua Resources Corp.* 4,607 118,584
Ramaco Resources, Inc.,
Class
a
A* 1,776 27,865
Ramaco Resources, Inc.,
Class
a
B 1 12
Ryerson Holding Corp. 1,662 38,110
SSR Mining, Inc.* 12,489 290,744
SunCoke Energy, Inc. 5,208 33,956
Tredegar Corp.* 1,637 12,769
United States Antimony Corp.
(b) 5,700 34,827
US Gold Corp.(b) 757 13,066
US Goldmining, Inc.* 100 987
Vox Royalty Corp. 2,723 13,043
Warrior Met Coal, Inc. 3,196 250,215
Worthington Steel, Inc. 2,015 68,006
3,834,676

See accompanying notes to the financial statements.
NOVEMBER 30, 2025 (UNAUDITED) :: ULTRA RUSSELL2000
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
89
UWM
::
Investments
Shares Value
Common Stocks (a) (continued)
Mortgage Real Estate Investment Trusts (REITs) — 0.6%
ACRES Commercial Realty
Corp.* 378 $ 8,017
Adamas Trust, Inc. 5,215 39,738
Advanced Flower Capital, Inc. 1,122 3,276
AG Mortgage Investment Trust,
Inc. 1,710 13,988
Angel Oak Mortgage REIT, Inc. 754 6,635
Apollo Commercial Real Estate
Finance, Inc. 8,567 86,784
Arbor Realty Trust, Inc.(b) 11,702 104,265
Ares Commercial Real Estate
Corp. 3,241 17,177
ARMOUR Residential REIT, Inc. 6,811 119,329
Blackstone Mortgage Trust,
Inc., Class
a
A 9,976 194,233
BrightSpire Capital, Inc.,
Class
a
A 7,909 44,370
Chicago Atlantic Real Estate
Finance, Inc. 1,113 14,202
Chimera Investment Corp. 4,880 62,415
Claros Mortgage Trust, Inc.* 5,658 18,841
Dynex Capital, Inc. 7,974 111,716
Ellington Financial, Inc. 5,662 77,569
Franklin BSP Realty Trust, Inc. 5,019 52,298
Invesco Mortgage Capital, Inc. 4,107 33,677
KKR Real Estate Finance Trust,
Inc. 3,502 29,732
Ladder Capital Corp., Class
a
A 7,004 77,394
Lument Finance Trust, Inc. 2,797 4,559
MFA Financial, Inc. 6,316 60,760
Nexpoint Real Estate Finance,
Inc. 469 6,791
Orchid Island Capital, Inc.(b) 7,854 56,784
PennyMac Mortgage
Investment Trust 5,351 68,707
Ready Capital Corp. 10,218 25,852
Redwood Trust, Inc. 8,150 44,907
Rithm Property Trust, Inc. 2,408 6,454
Seven Hills Realty Trust 847 7,420
Sunrise Realty Trust, Inc. 623 6,261
TPG RE Finance Trust, Inc. 4,135 37,587
Two Harbors Investment Corp. 6,403 64,926
1,506,664
Multi-Utilities — 0.3%
Avista Corp. 4,939 204,376
Black Hills Corp. 4,459 329,030
Northwestern Energy Group,
Inc. 3,784 261,436
Unitil Corp. 988 49,627
844,469
Office REITs — 0.4%
Brandywine Realty Trust, REIT 10,559 36,217
City Office REIT, Inc. 2,397 16,323
COPT Defense Properties, REIT 6,990 214,803
Douglas Emmett, Inc., REIT 9,936 121,120
Easterly Government
Properties, Inc., Class
a
A, REIT 2,536 55,285
Investments
Shares Value
Common Stocks (a) (continued)
Empire State Realty Trust, Inc.,
Class
a
A, REIT 8,464 $ 59,502
Franklin Street Properties
Corp., REIT 4,852 5,046
JBG SMITH Properties, REIT 3,828 69,784
NET Lease Office Properties,
REIT 1,020 30,080
Paramount Group, Inc., REIT* 11,456 75,495
Peakstone Realty Trust, REIT 2,257 30,853
Piedmont Realty Trust, Inc.,
Class
a
A, REIT 7,623 66,625
Postal Realty Trust, Inc.,
Class
a
A, REIT 1,390 21,601
SL Green Realty Corp., REIT 4,407 207,702
1,010,436
Oil, Gas & Consumable Fuels — 2.3%
Ardmore Shipping Corp. 2,115 25,866
Berry Corp. 4,723 16,011
BKV Corp.* 1,028 28,383
California Resources Corp. 4,154 198,478
Calumet, Inc.* 4,229 81,620
Centrus Energy Corp.,
Class
a
A(b) 964 249,965
Clean Energy Fuels Corp.* 10,658 23,234
CNX Resources Corp.* 8,383 325,596
Comstock Resources, Inc.* 4,543 122,025
Core Natural Resources, Inc. 3,197 255,760
Crescent Energy Co., Class
a
A 10,970 103,447
CVR Energy, Inc.* 1,896 65,469
Delek US Holdings, Inc. 3,661 141,571
DHT Holdings, Inc. 7,816 101,842
Diversified Energy Co. 3,546 53,332
Dorian LPG Ltd. 2,279 56,474
Empire Petroleum Corp.* 910 2,730
Encore Energy Corp.(b) 11,289 30,819
Energy Fuels, Inc.* 13,158 189,475
Epsilon Energy Ltd. 1,180 5,676
Evolution Petroleum Corp. 1,911 7,510
Excelerate Energy, Inc., Class
a
A 1,412 39,649
FLEX LNG Ltd. 1,918 48,660
FutureFuel Corp. 1,543 5,092
Gevo, Inc.(b) 14,186 30,358
Golar LNG Ltd. 6,129 226,467
Granite Ridge Resources, Inc. 3,314 17,067
Green Plains, Inc.* 3,938 40,679
Gulfport Energy Corp.* 977 217,373
HighPeak Energy, Inc.(b) 1,121 7,522
Infinity Natural Resources, Inc.,
Class
a
A* 942 12,472
International Seaways, Inc. 2,466 130,624
Kinetik Holdings, Inc.,
Class
a
A(b) 2,716 94,191
Kolibri Global Energy, Inc.(b) 1,827 7,344
Kosmos Energy Ltd.* 29,086 32,576
Lightbridge Corp.* 1,296 21,073
Magnolia Oil & Gas Corp.,
Class
a
A 11,426 264,398
Murphy Oil Corp. 8,291 265,892
NACCO Industries, Inc.,
Class
a
A 244 11,771

See accompanying notes to the financial statements.
ULTRA RUSSELL2000 :: NOVEMBER 30, 2025 (UNAUDITED)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
90
UWM
::
Investments
Shares Value
Common Stocks (a) (continued)
Navigator Holdings Ltd. 2,005 $ 35,869
New Fortress Energy, Inc.(b) 10,371 12,653
NextDecade Corp.* 8,202 50,114
NextNRG, Inc.* 1,171 1,429
Nordic American Tankers Ltd. 12,573 45,766
Northern Oil & Gas, Inc. 5,946 133,131
OPAL Fuels, Inc., Class
a
A* 1,295 3,121
Par Pacific Holdings, Inc.* 3,107 141,834
PBF Energy, Inc., Class
a
A 5,141 177,262
Peabody Energy Corp. 7,504 204,409
Prairie Operating Co.* 1,351 2,526
PrimeEnergy Resources Corp.* 21 3,856
REX American Resources
Corp.* 1,818 59,976
Riley Exploration Permian, Inc. 824 22,569
Sable Offshore Corp.* 4,662 20,373
SandRidge Energy, Inc. 2,228 31,504
Scorpio Tankers, Inc. 2,729 156,454
SFL Corp. Ltd. 7,437 61,206
SM Energy Co. 6,999 133,331
Summit Midstream Corp.* 577 14,448
Talos Energy, Inc.* 7,382 84,598
Teekay Corp. Ltd. 3,198 31,053
Teekay Tankers Ltd., Class
a
A 1,473 84,948
Uranium Energy Corp.* 26,102 320,271
VAALCO Energy, Inc. 6,347 22,722
Verde Clean Fuels, Inc.* 255 668
Vital Energy, Inc.* 1,827 32,758
Vitesse Energy, Inc.(b) 1,808 38,257
W&T Offshore, Inc.(b) 6,086 10,772
World Kinect Corp. 3,387 78,511
XCF Global, Inc., Class
a
A* 2,163 1,601
5,576,481
Paper & Forest Products — 0.1%
Clearwater Paper Corp.* 969 17,626
Magnera Corp.* 2,041 28,901
Sylvamo Corp. 2,109 99,903
146,430
Passenger Airlines — 0.4%
Allegiant Travel Co.* 886 67,336
flyExclusive, Inc.(b) 318 1,046
Frontier Group Holdings, Inc.* 5,189 23,662
JetBlue Airways Corp.* 20,246 92,524
Joby Aviation, Inc.* 28,300 408,369
SkyWest, Inc.* 2,482 251,973
Sun Country Airlines Holdings,
Inc.* 3,136 42,963
887,873
Personal Care Products — 0.1%
Beauty Health Co. (The)* 7,009 10,373
Edgewell Personal Care Co. 2,793 49,883
FitLife Brands, Inc.* 240 4,476
Herbalife Ltd.* 6,198 78,900
Honest Co., Inc. (The)* 5,724 15,398
Interparfums, Inc. 1,125 91,429
Lifevantage Corp.(b) 648 4,452
Medifast, Inc.* 661 7,251
Investments
Shares Value
Common Stocks (a) (continued)
Nature's Sunshine Products,
Inc.* 1,067 $ 21,959
Nu Skin Enterprises, Inc.,
Class
a
A 2,997 29,640
Olaplex Holdings, Inc.* 8,612 9,818
USANA Health Sciences, Inc.* 674 13,379
Waldencast plc, Class
a
A* 2,595 6,539
343,497
Pharmaceuticals — 1.7%
Aardvark Therapeutics, Inc.* 352 3,513
Aclaris Therapeutics, Inc.* 5,312 15,033
Alumis, Inc.* 3,426 26,277
Amneal Pharmaceuticals, Inc.* 9,224 115,484
Amphastar Pharmaceuticals,
Inc.* 2,275 63,017
Amylyx Pharmaceuticals, Inc.* 4,251 63,680
ANI Pharmaceuticals, Inc.* 1,115 94,608
Aquestive Therapeutics, Inc.* 5,274 32,646
Arvinas, Inc.* 4,022 50,617
Atea Pharmaceuticals, Inc.* 4,698 14,564
Avadel Pharmaceuticals plc,
ADR* 5,476 117,679
Axsome Therapeutics, Inc.* 2,481 375,872
BioAge Labs, Inc.* 1,454 13,798
Biote Corp., Class
a
A* 1,788 4,837
Collegium Pharmaceutical, Inc.* 1,964 91,680
CorMedix, Inc.(b) 4,318 42,360
Crinetics Pharmaceuticals, Inc.* 5,543 252,539
Edgewise Therapeutics, Inc.* 4,136 107,701
Enliven Therapeutics, Inc.* 2,577 55,663
Esperion Therapeutics, Inc.* 12,240 49,082
Eton Pharmaceuticals, Inc.* 1,571 25,372
Evolus, Inc.* 3,593 25,726
EyePoint Pharmaceuticals, Inc.* 3,597 53,344
Fulcrum Therapeutics, Inc.* 2,639 28,871
Harmony Biosciences Holdings,
Inc.* 2,681 94,612
Harrow, Inc.* 1,935 80,844
Indivior plc* 7,437 249,883
Innoviva, Inc.* 3,860 83,878
Journey Medical Corp.* 751 6,061
LENZ Therapeutics, Inc.* 991 30,245
Ligand Pharmaceuticals, Inc.* 1,169 237,517
Liquidia Corp.* 3,937 128,464
Maze Therapeutics, Inc.* 1,197 45,187
MBX Biosciences, Inc.* 940 32,421
MediWound Ltd.* 473 8,476
Mind Medicine MindMed, Inc.* 4,617 58,405
Nuvation Bio, Inc.* 15,298 122,843
Ocular Therapeutix, Inc.* 10,620 129,033
Omeros Corp.* 3,982 38,586
Pacira BioSciences, Inc.* 2,821 66,491
Phathom Pharmaceuticals, Inc.* 2,588 40,425
Phibro Animal Health Corp.,
Class
a
A 1,253 52,476
Prestige Consumer Healthcare,
Inc.* 3,033 180,615
Rapport Therapeutics, Inc.* 1,075 31,938
Scilex Holding Co.* 91 1,850

See accompanying notes to the financial statements.
NOVEMBER 30, 2025 (UNAUDITED) :: ULTRA RUSSELL2000
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
91
UWM
::
Investments
Shares Value
Common Stocks (a) (continued)
Septerna, Inc.* 1,310 $ 38,016
SIGA Technologies, Inc. 2,517 15,253
Supernus Pharmaceuticals,
Inc.* 3,307 150,766
Tarsus Pharmaceuticals, Inc.* 2,400 191,904
Terns Pharmaceuticals, Inc.* 4,432 124,584
Theravance Biopharma, Inc.* 2,322 47,137
Third Harmonic Bio, Inc.*‡ 2,542 —
Trevi Therapeutics, Inc.* 5,360 70,698
Tvardi Therapeutics, Inc.* 289 1,191
WaVe Life Sciences Ltd.* 6,871 53,319
Xeris Biopharma Holdings, Inc.* 9,412 67,578
Zevra Therapeutics, Inc.* 3,326 28,038
4,232,697
Professional Services — 1.2%
Alight, Inc., Class
a
A 26,443 61,083
Asure Software, Inc.* 1,580 12,640
Barrett Business Services, Inc. 1,527 53,582
BlackSky Technology, Inc.* 1,905 33,757
CBIZ, Inc.* 3,029 147,512
Conduent, Inc.* 9,140 17,732
CRA International, Inc. 406 71,594
CSG Systems International, Inc. 1,704 134,224
Exponent, Inc. 3,118 225,431
First Advantage Corp.* 4,856 67,401
Forrester Research, Inc.* 702 5,047
Franklin Covey Co.* 661 10,391
Heidrick & Struggles
International, Inc. 1,256 73,941
HireQuest, Inc. 339 2,946
Huron Consulting Group, Inc.* 1,046 172,182
IBEX Holdings Ltd.* 661 23,261
ICF International, Inc. 1,125 87,795
Innodata, Inc.(b) 1,885 108,331
Insperity, Inc. 2,211 78,203
Kelly Services, Inc., Class
a
A 1,859 16,062
Kforce, Inc. 1,099 32,311
Korn Ferry 3,169 208,425
Legalzoom.com, Inc.* 7,274 67,866
Maximus, Inc. 3,471 298,818
Mistras Group, Inc.* 1,009 12,098
Planet Labs PBC* 14,317 170,372
RCM Technologies, Inc.* 301 5,894
Resolute Holdings
Management, Inc.* 261 46,364
Resources Connection, Inc. 1,994 9,641
Skillsoft Corp.* 274 2,737
Spire Global, Inc.* 1,682 13,776
TIC Solutions, Inc.* 10,450 101,574
TriNet Group, Inc. 1,835 107,531
TrueBlue, Inc.* 1,755 8,600
TTEC Holdings, Inc.* 1,218 4,092
Upwork, Inc.* 7,543 148,899
Verra Mobility Corp., Class
a
A* 9,795 213,727
Willdan Group, Inc.* 852 85,967
2,941,807
Real Estate Management & Development — 0.5%
American Realty Investors, Inc.* 81 1,275
Investments
Shares Value
Common Stocks (a) (continued)
Anywhere Real Estate, Inc.* 6,470 $ 92,197
Compass, Inc., Class
a
A* 28,651 298,543
Cushman & Wakefield Ltd.* 14,198 237,817
Douglas Elliman, Inc.* 4,494 11,909
eXp World Holdings, Inc. 5,399 61,279
Forestar Group, Inc.* 1,185 30,241
FRP Holdings, Inc.* 714 16,643
Kennedy-Wilson Holdings, Inc. 7,419 72,187
Logistic Properties of The
Americas, Class
a
A* 193 652
Marcus & Millichap, Inc. 1,470 43,071
Maui Land & Pineapple Co.,
Inc.* 418 6,625
Newmark Group, Inc., Class
a
A 9,536 165,736
RE/MAX Holdings, Inc.,
Class
a
A* 1,123 9,231
Real Brokerage, Inc. (The)* 6,501 25,809
RMR Group, Inc. (The), Class
a
A 951 14,503
Seaport Entertainment Group,
Inc.* 458 9,829
St Joe Co. (The) 2,335 140,871
Stratus Properties, Inc.* 409 9,059
Tejon Ranch Co.* 1,290 20,937
Transcontinental Realty
Investors, Inc.* 116 5,334
1,273,748
Residential REITs — 0.3%
Apartment Investment and
Management Co., Class
a
A,
REIT 8,096 46,228
BRT Apartments Corp., REIT 664 9,721
Centerspace, REIT 1,033 68,963
Clipper Realty, Inc., REIT 848 3,053
Elme Communities, REIT 5,396 93,675
Independence Realty Trust,
Inc., REIT 14,430 247,474
NexPoint Residential Trust, Inc.,
REIT 1,403 44,629
UMH Properties, Inc., REIT 4,875 73,759
Veris Residential, Inc., REIT 4,842 72,921
660,423
Retail REITs — 0.8%
Acadia Realty Trust, REIT 8,095 166,514
Alexander's, Inc., REIT 133 28,187
CBL & Associates Properties,
Inc., REIT 1,120 37,430
Curbline Properties Corp., REIT 5,970 142,922
FrontView REIT, Inc. 1,182 18,061
Getty Realty Corp., REIT 3,248 92,471
InvenTrust Properties Corp.,
REIT 4,786 136,592
Kite Realty Group Trust, REIT 13,546 313,454
Macerich Co. (The), REIT 15,577 270,417
NETSTREIT Corp., REIT(b) 5,818 106,644
Phillips Edison & Co., Inc., REIT 7,746 274,983
Saul Centers, Inc., REIT 755 23,481
SITE Centers Corp., REIT 3,078 22,654
Tanger, Inc., REIT 6,856 230,225
Urban Edge Properties, REIT 7,802 149,954

See accompanying notes to the financial statements.
ULTRA RUSSELL2000 :: NOVEMBER 30, 2025 (UNAUDITED)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
92
UWM
::
Investments
Shares Value
Common Stocks (a) (continued)
Whitestone REIT 2,767 $ 36,773
2,050,762
Semiconductors & Semiconductor Equipment — 2.5%
ACM Research, Inc., Class
a
A* 3,098 103,504
Aehr Test Systems* 1,746 40,106
Aeluma, Inc.* 606 8,496
Alpha & Omega Semiconductor
Ltd.* 1,536 31,150
Ambarella, Inc.* 2,498 185,302
Ambiq Micro, Inc.(b) 286 7,010
Atomera, Inc.(b) 1,794 4,449
Axcelis Technologies, Inc.* 1,976 163,553
Blaize Holdings, Inc.(b) 4,488 11,220
CEVA, Inc.* 1,435 30,982
Cohu, Inc.* 2,804 68,193
Credo Technology Group
Holding Ltd.* 9,085 1,613,496
Diodes, Inc.* 2,814 130,035
FormFactor, Inc.* 4,778 262,886
Ichor Holdings Ltd.* 2,084 35,011
Impinj, Inc.* 1,592 273,617
indie Semiconductor, Inc.,
Class
a
A(b) 11,889 42,325
Kopin Corp.* 9,759 23,812
Kulicke & Soffa Industries, Inc. 3,162 142,638
MaxLinear, Inc., Class
a
A* 5,004 77,912
Navitas Semiconductor Corp.,
Class
a
A(b) 8,211 71,764
NVE Corp. 296 18,926
PDF Solutions, Inc.* 1,957 53,035
Penguin Solutions, Inc.* 3,192 64,574
Photronics, Inc.* 3,567 81,720
Power Integrations, Inc. 3,477 116,827
Rambus, Inc.* 6,618 632,482
Rigetti Computing, Inc.* 19,594 501,019
Semtech Corp.* 5,347 396,533
Silicon Laboratories, Inc.* 1,979 252,481
SiTime Corp.* 1,308 389,392
SkyWater Technology, Inc.* 1,611 24,793
Synaptics, Inc.* 2,354 161,272
Ultra Clean Holdings, Inc.* 2,739 69,461
Veeco Instruments, Inc.* 3,507 102,510
6,192,486
Software — 4.2%
8x8, Inc.* 8,200 15,908
A10 Networks, Inc. 4,409 75,923
ACI Worldwide, Inc.* 6,469 303,137
Adeia, Inc. 6,666 82,458
Agilysys, Inc.* 1,587 195,137
Airship AI Holdings, Inc.* 1,227 4,515
Alarm.com Holdings, Inc.* 2,921 151,775
Alkami Technology, Inc.* 4,183 89,182
Amplitude, Inc., Class
a
A* 5,478 56,314
Appian Corp., Class
a
A* 2,417 97,647
Arteris, Inc.* 1,749 25,081
Asana, Inc., Class
a
A* 5,310 68,393
AudioEye, Inc.* 490 6,056
AvePoint, Inc.* 8,149 105,937
Investments
Shares Value
Common Stocks (a) (continued)
Bit Digital, Inc.* 19,505 $ 46,422
Bitdeer Technologies Group,
Class
a
A(b) 5,504 73,809
Blackbaud, Inc.* 2,348 132,380
BlackLine, Inc.* 3,194 182,026
Blend Labs, Inc., Class
a
A* 12,866 40,657
Box, Inc., Class
a
A* 8,618 254,576
Braze, Inc., Class
a
A* 4,890 140,343
C3.ai, Inc., Class
a
A* 7,518 108,635
Cerence, Inc.* 2,482 27,501
Chaince Digital Holdings, Inc.* 1,961 18,904
Cipher Mining, Inc.(b) 16,258 330,850
Cleanspark, Inc.* 17,019 256,987
Clear Secure, Inc., Class
a
A 5,131 182,150
Clearwater Analytics Holdings,
Inc., Class
a
A* 15,131 333,790
Commvault Systems, Inc.* 2,742 338,637
Consensus Cloud Solutions,
Inc.* 1,190 25,990
Core Scientific, Inc.* 17,435 294,477
CS Disco, Inc.* 1,461 10,461
Daily Journal Corp.* 77 35,296
Digimarc Corp.(b) 958 7,674
Digital Turbine, Inc.* 6,420 30,752
Domo, Inc., Class
a
B* 1,989 22,754
D-Wave Quantum, Inc.* 18,947 429,528
eGain Corp.* 1,092 11,379
EverCommerce, Inc.(b) 900 7,812
Expensify, Inc., Class
a
A* 3,665 5,681
Five9, Inc.* 4,686 91,799
Freshworks, Inc., Class
a
A* 12,320 149,565
Hut 8 Corp.* 5,779 260,055
I3 Verticals, Inc., Class
a
A* 1,415 33,493
Intapp, Inc.* 3,467 149,740
InterDigital, Inc. 1,589 568,465
Jamf Holding Corp.* 4,424 57,202
Kaltura, Inc.* 5,533 8,133
Life360, Inc.* 986 78,495
LiveRamp Holdings, Inc.* 3,965 114,390
MARA Holdings, Inc.(b) 22,795 269,209
Mitek Systems, Inc.* 2,729 24,179
N-able, Inc.* 4,421 31,831
NCR Voyix Corp.* 8,531 86,248
NextNav, Inc.* 5,398 76,706
ON24, Inc.* 2,295 12,990
OneSpan, Inc. 2,212 26,986
Ooma, Inc.* 1,555 17,478
Pagaya Technologies Ltd.,
Class
a
A* 2,821 70,384
PagerDuty, Inc.* 5,235 62,820
PAR Technology Corp.* 2,459 84,860
Porch Group, Inc.* 4,939 47,859
Progress Software Corp.* 2,626 108,743
PROS Holdings, Inc.* 2,682 62,330
Q2 Holdings, Inc.* 3,816 275,248
Qualys, Inc.* 2,241 315,645
Rapid7, Inc.* 3,917 61,419
Red Violet, Inc. 693 37,554
ReposiTrak, Inc.(b) 689 9,288
Rezolve AI plc(b) 8,991 27,422

See accompanying notes to the financial statements.
NOVEMBER 30, 2025 (UNAUDITED) :: ULTRA RUSSELL2000
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
93
UWM
::
Investments
Shares Value
Common Stocks (a) (continued)
Rimini Street, Inc.* 2,991 $ 11,396
Riot Platforms, Inc.* 21,386 344,956
Sapiens International Corp. NV 1,907 82,516
SEMrush Holdings, Inc.,
Class
a
A* 3,140 37,146
Silvaco Group, Inc.* 481 2,188
SoundHound AI, Inc.,
Class
a
A(b) 22,460 270,643
SoundThinking, Inc.* 584 3,632
Sprinklr, Inc., Class
a
A* 6,899 49,880
Sprout Social, Inc., Class
a
A* 3,169 31,595
SPS Commerce, Inc.* 2,337 194,719
Synchronoss Technologies,
Inc.* 629 3,051
Telos Corp.* 3,300 19,074
Tenable Holdings, Inc.* 7,448 197,521
Terawulf, Inc.* 17,401 269,889
Varonis Systems, Inc., Class
a
B* 6,770 223,884
Vertex, Inc., Class
a
A* 3,989 78,464
Viant Technology, Inc., Class
a
A* 827 8,774
Weave Communications, Inc.* 3,576 22,815
WM Technology, Inc.* 5,353 4,534
Workiva, Inc., Class
a
A* 3,083 285,362
Xperi, Inc.* 2,738 15,853
Yext, Inc.* 6,222 52,389
Zeta Global Holdings Corp.,
Class
a
A* 11,423 208,470
10,266,221
Specialized REITs — 0.3%
Farmland Partners, Inc., REIT 2,543 25,023
Four Corners Property Trust,
Inc., REIT 6,120 147,125
Gladstone Land Corp., REIT 2,090 19,458
Outfront Media, Inc., REIT 8,543 201,017
PotlatchDeltic Corp., REIT 4,805 193,353
Safehold, Inc., REIT 3,443 47,754
Smartstop Self Storage REIT,
Inc., REIT 1,913 62,517
696,247
Specialty Retail — 1.6%
1-800-Flowers.com, Inc.,
Class
a
A(b) 1,343 4,580
Abercrombie & Fitch Co.,
Class
a
A* 2,890 282,844
Academy Sports & Outdoors,
Inc. 4,069 196,329
Advance Auto Parts, Inc. 3,681 190,970
American Eagle Outfitters, Inc. 9,966 203,306
America's Car-Mart, Inc.* 458 9,916
Arhaus, Inc., Class
a
A* 3,138 32,447
Arko Corp. 4,711 22,424
Asbury Automotive Group, Inc.* 1,205 280,247
BARK, Inc.* 5,662 4,048
Barnes & Noble Education, Inc.* 987 9,229
Bed Bath & Beyond, Inc.* 3,372 20,299
Boot Barn Holdings, Inc.* 1,887 365,738
Buckle, Inc. (The) 1,938 109,458
Build-A-Bear Workshop, Inc.(b) 763 40,515
Investments
Shares Value
Common Stocks (a) (continued)
Caleres, Inc. 2,025 $ 23,713
Camping World Holdings, Inc.,
Class
a
A 3,694 41,336
Citi Trends, Inc.* 293 13,270
Designer Brands, Inc.,
Class
a
A(b) 2,014 8,741
Envela Corp.* 407 4,693
EVgo, Inc., Class
a
A* 7,858 25,460
Genesco, Inc.* 609 21,833
Group 1 Automotive, Inc. 773 310,004
Haverty Furniture Cos., Inc. 826 19,659
J Jill, Inc. 449 7,085
Lands' End, Inc.* 721 11,385
MarineMax, Inc.* 1,162 27,168
Monro, Inc. 1,832 34,277
National Vision Holdings, Inc.* 4,778 137,845
ODP Corp. (The)* 1,692 47,325
OneWater Marine, Inc., Class
a
A* 697 8,469
Outdoor Holding Co.* 5,316 9,781
Petco Health & Wellness Co.,
Inc., Class
a
A* 4,811 15,395
RealReal, Inc. (The)* 5,840 84,563
Revolve Group, Inc., Class
a
A* 2,485 60,062
Sally Beauty Holdings, Inc.* 6,203 98,380
Shoe Carnival, Inc. 1,112 18,370
Signet Jewelers Ltd. 2,457 246,093
Sleep Number Corp.* 1,169 5,962
Sonic Automotive, Inc., Class
a
A 918 57,862
Stitch Fix, Inc., Class
a
A* 6,604 28,067
ThredUp, Inc., Class
a
A* 5,668 42,623
Tile Shop Holdings, Inc.* 1,767 11,468
Torrid Holdings, Inc.(b) 2,068 2,688
Upbound Group, Inc. 3,220 57,702
Urban Outfitters, Inc.* 3,754 278,059
Victoria's Secret & Co.* 4,248 175,570
Warby Parker, Inc., Class
a
A* 6,024 119,335
Winmark Corp. 183 75,215
Zumiez, Inc.* 877 22,802
3,924,610
Technology Hardware, Storage & Peripherals — 0.5%
CompoSecure, Inc., Class
a
A* 2,695 53,550
Corsair Gaming, Inc.* 2,861 18,654
CPI Card Group, Inc.* 363 4,904
Diebold Nixdorf, Inc.* 1,557 100,458
Eastman Kodak Co.* 3,897 29,773
Immersion Corp. 1,720 12,229
IonQ, Inc.* 16,958 836,029
Quantum Computing, Inc.* 8,233 96,326
Turtle Beach Corp.* 917 12,728
Xerox Holdings Corp. 7,220 20,071
1,184,722
Textiles, Apparel & Luxury Goods — 0.4%
Capri Holdings Ltd.* 7,136 181,040
Carter's, Inc. 2,183 69,659
Ermenegildo Zegna NV(b) 3,788 40,418
Figs, Inc., Class
a
A* 5,424 53,101
G-III Apparel Group Ltd.* 2,369 69,056
Kontoor Brands, Inc. 3,379 251,229

See accompanying notes to the financial statements.
ULTRA RUSSELL2000 :: NOVEMBER 30, 2025 (UNAUDITED)
SCHEDULE OF PORTFOLIO INVESTMENTS
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94
UWM
::
Investments
Shares Value
Common Stocks (a) (continued)
Lakeland Industries, Inc. 561 $ 8,516
Movado Group, Inc. 933 19,537
Oxford Industries, Inc. 867 33,085
Rocky Brands, Inc. 433 13,150
Steven Madden Ltd. 4,402 183,915
Superior Group of Cos., Inc. 694 6,746
Wolverine World Wide, Inc. 4,941 80,094
1,009,546
Tobacco — 0.1%
Ispire Technology, Inc.* 1,155 2,818
Turning Point Brands, Inc. 1,049 105,068
Universal Corp. 1,484 78,296
186,182
Trading Companies & Distributors — 0.8%
Alta Equipment Group, Inc. 1,246 6,081
BlueLinx Holdings, Inc.* 469 29,261
Boise Cascade Co. 2,314 176,419
Custom Truck One Source, Inc.* 3,695 23,611
Distribution Solutions Group,
Inc.* 601 16,684
DNOW, Inc.* 11,274 157,385
DXP Enterprises, Inc.* 798 75,004
EVI Industries, Inc. 311 6,357
GATX Corp. 2,203 352,326
Global Industrial Co. 879 25,175
Herc Holdings, Inc. 2,005 269,211
Hudson Technologies, Inc.* 2,359 16,041
Karat Packaging, Inc. 526 11,593
McGrath RentCorp 1,505 155,135
NPK International, Inc.* 4,813 59,248
Rush Enterprises, Inc., Class
a
A 3,748 195,121
Rush Enterprises, Inc., Class
a
B 528 28,179
Titan Machinery, Inc.* 1,278 23,669
Transcat, Inc.* 562 31,775
Willis Lease Finance Corp. 175 21,474
Xometry, Inc., Class
a
A* 2,665 155,823
1,835,572
Transportation Infrastructure — 0.0%(d)
Sky Harbour Group Corp.(b) 1,304 12,049
Water Utilities — 0.2%
American States Water Co. 2,373 175,056
Cadiz, Inc.* 3,370 18,771
California Water Service Group 3,667 166,372
Consolidated Water Co. Ltd. 926 31,697
Global Water Resources, Inc. 773 6,625
H2O America 1,953 90,678
Middlesex Water Co. 1,094 56,133
Pure Cycle Corp.* 1,213 13,804
York Water Co. (The) 883 28,812
587,948
Wireless Telecommunication Services — 0.1%
Gogo, Inc.* 4,737 33,870
Spok Holdings, Inc. 1,248 16,573
Investments
Shares Value
Common Stocks (a) (continued)
Telephone and Data Systems,
Inc. 6,104 $ 245,808
296,251
Total Common Stocks
(Cost $124,380,692)
176,992,110
Number of
Rights
Rights — 0 .0% (d)
Biotechnology — 0.0%
Aduro Biotech, Inc., CVR*‡ 687 —
Cartesian Therapeutics, Inc.,
expiring 12/31/2049*‡ 5,386 —
Chinook Therape, CVR*‡ 3,154 —
Oncternal Therapeutics,
Inc., CVR*‡ 42 —
Tobira Therapeutics, Inc.,
CVR*‡ 756 —
—
Food Products — 0.0% (d)
Prevail Therape, CVR*‡ 2,444 1,222
Total Rights
(Cost $2,604) 1,222
Shares
Securities Lending Reinvestments (e) — 1 .4%
Investment Companies — 1 .4%
Invesco Government & Agency Portfolio,
Institutional Class 3.91% (f)
(Cost $3,288,164) 3,288,164 3,288,164
Principal
Amount
Short-Term Investments — 20 .0%
Repurchase Agreements (g) — 10 .2%
Repurchase Agreements
with various counterparties,
rates 2.5% - 4.08%, dated
11/28/2025, due 12/1/2025,
total to be received
$24,691,798
(Cost $24,683,825) $ 24,683,825
24,683,825
U.S. Treasury Obligations (a) — 9 .8%
U.S. Treasury Bills
3.88%, 12/16/2025 (h) 7,500,000 7,487,814
3.90%, 12/23/2025 (h) 16,500,000 16,460,739
Total U.S. Treasury Obligations
(Cost $23,948,744) 23,948,553
Total Short-Term Investments
(Cost $48,632,569) 48,632,378
Total Investments — 94.2%
(Cost $176,304,029) 228,913,874
Other assets less liabilities — 5.8% 13,990,192
Net Assets — 100.0% $ 242,904,066

See accompanying notes to the financial statements.
NOVEMBER 30, 2025 (UNAUDITED) :: ULTRA RUSSELL2000
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
95
UWM
::
* Non-income producing security.
(a) All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $10,314,873.
(b) The security or a portion of this security is on loan at November
30, 2025. The total value of securities on loan at November
30, 2025 was $3,906,615, collateralized in the form of cash
with a value of $3,288,164 that was reinvested in the securities shown in the Securities Lending Reinvestment section of the
Schedule of Portfolio Investments and $639,056 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% – 6.25%, and maturity dates ranging from
December 11, 2025 – May 15, 2055. The total value of collateral is $3,927,220.
(c) Security exempt from registration pursuant to Regulation
S under the Securities Act of 1933. Regulation S applies to
securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.
(d) Represents less than 0.05% of net assets.
(e) The security was purchased with cash collateral held from securities on loan at November 30, 2025. The total value of
securities purchased was $3,288,164.
(f) Rate shown is the 7-day yield as of November 30, 2025.
(g) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the
securities subject to repurchase.
(h) The rate shown was the current yield as of November 30, 2025.
‡ Value determined using significant unobservable inputs and is reported as a Level 3 security in the valuation hierarchy table located in Note 2 in Notes to the Financial Statements.
Abbreviations
ADR American Depositary Receipt
CVR Contingent Value Rights - No defined expiration
REIT Real Estate Investment Trust
As of November 30, 2025, the gross unrealized appreciation
(depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation $ 77,542,288
Aggregate gross unrealized depreciation (16,799,025)
Net unrealized appreciation $ 60,743,263
Federal income tax cost $ 177,674,397
Futures Contracts Purchased
Ultra Russell2000 had the following open long futures contracts as of November 30, 2025:
Number of
Contracts
AAAAAA
Expiration Date
AAAAAA
Trading
Currency
AA
Notional Amount
AAAAAA
Value and
Unrealized
Appreciation
AAAAAA
Russell 2000
®
E-Mini Index 153 12/19/2025 U.S. Dollar $ 19,164,015 $ 578,041
Swap Agreements
a
Ultra Russell2000 had the following open non-exchange traded total return swap agreements as of November 30, 2025:
Notional
Amount
($)
A
Termination
Date
b
A
Counterparty
A
Rate Paid
(Received)
c
A
Reference
Instrument
A
Value and
Unrealized
Appreciation /
(Depreciation)
d
($)
A
Financial
Instruments for
the Benefit of
(the Fund)/the
Counterparty
($)
A
Cash Collateral
for the
Benefit of
(the Fund)/the
Counterparty
($)
A
Net
Amount
e
($)
A
14,049,916 3/8/2027
Bank of
America NA 4.79% Russell 2000
®
Index 6,262,512 (6,262,512) — —
53,079,128 11/4/2027
Barclays Bank
PLC 4.74% Russell 2000
®
Index 1,621,105 — — 1,621,105
58,555,070 1/12/2027 BNP Paribas 4.69% Russell 2000
®
Index 219,673 — — 219,673
23,464,035 3/8/2027 Citibank NA 4.64% Russell 2000
®
Index 5,289,214 (5,142,068) — 147,146
49,713,549 11/6/2026
Goldman Sachs
International 4.44% Russell 2000
®
Index 908,162 (656,615) — 251,547
45,967,905 11/6/2026
Societe
Generale 4.74% Russell 2000
®
Index (5,335,825) 1,558,525 3,777,300 —
44,815,207 11/6/2026 UBS AG 4.59% Russell 2000
®
Index (39,096) — — (39,096)
289,644,810 8,925,745
Total Unrealized
Appreciation
14,300,666
Total Unrealized
Depreciation
(5,374,921)

See accompanying notes to the financial statements.
ULTRA RUSSELL2000 :: NOVEMBER 30, 2025 (UNAUDITED)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
96
UWM
::
a The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.
b Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
c Reflects the floating financing rate, as of November 30, 2025, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).
d The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statement of
Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statement of
Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statement of Assets and Liabilities.
e Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

NOVEMBER 30, 2025 (UNAUDITED) :: ULTRA S&P500
®
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
97
SSO
::
See accompanying notes to the financial statements.
Investments
Shares Value
Common Stocks (a) — 73 .4%
Aerospace & Defense — 1.5%
Axon Enterprise, Inc.* 7,163 $ 3,869,023
Boeing Co. (The)* 69,157 13,070,673
General Dynamics Corp. 23,089 7,887,895
General Electric Co. 96,998 28,949,053
Howmet Aerospace, Inc. 36,848 7,538,732
Huntington Ingalls Industries,
Inc. 3,580 1,122,760
L3Harris Technologies, Inc. 17,121 4,771,451
Lockheed Martin Corp. 18,787 8,601,816
Northrop Grumman Corp. 12,329 7,055,270
RTX Corp. 122,382 21,405,836
Textron, Inc. 16,267 1,352,764
TransDigm Group, Inc. 5,123 6,968,151
112,593,424
Air Freight & Logistics — 0.2%
CH Robinson Worldwide, Inc. 10,776 1,711,983
Expeditors International of
Washington, Inc. 12,422 1,824,792
FedEx Corp. 19,858 5,474,453
United Parcel Service, Inc.,
Class
a
B 67,319 6,448,487
15,459,715
Automobile Components — 0.0%(b)
Aptiv plc* 19,928 1,545,416
Automobiles — 1.7%
Ford Motor Co. 357,491 4,747,481
General Motors Co. 87,050 6,399,916
Tesla, Inc.* 256,600 110,381,622
121,529,019
Banks — 2.6%
Bank of America Corp. 623,157 33,432,373
Citigroup, Inc. 168,352 17,441,267
Citizens Financial Group, Inc. 39,463 2,134,948
Fifth Third Bancorp 60,538 2,630,982
Huntington Bancshares, Inc. 143,803 2,343,989
JPMorgan Chase & Co. 251,480 78,733,358
KeyCorp 85,217 1,566,288
M&T Bank Corp. 14,305 2,721,097
PNC Financial Services Group,
Inc. (The) 36,009 6,867,637
Regions Financial Corp. 81,588 2,076,415
Truist Financial Corp. 117,912 5,482,908
US Bancorp 142,305 6,980,060
Wells Fargo & Co. 292,939 25,148,813
187,560,135
Beverages — 0.8%
Brown-Forman Corp., Class
a
B 16,108 466,810
Coca-Cola Co. (The) 354,184 25,897,934
Constellation Brands, Inc.,
Class
a
A 13,062 1,781,395
Keurig Dr Pepper, Inc. 124,194 3,465,013
Molson Coors Beverage Co.,
Class
a
B 15,466 719,324
Investments
Shares Value
Common Stocks (a) (continued)
Monster Beverage Corp.* 65,186 $ 4,888,298
PepsiCo, Inc. 125,186 18,620,166
55,838,940
Biotechnology — 1.2%
AbbVie, Inc. 161,524 36,779,015
Amgen, Inc. 49,233 17,008,032
Biogen, Inc.* 13,421 2,443,830
Gilead Sciences, Inc. 113,479 14,280,197
Incyte Corp.* 15,011 1,568,049
Moderna, Inc.* 31,656 822,423
Regeneron Pharmaceuticals,
Inc. 9,319 7,270,591
Vertex Pharmaceuticals, Inc.* 23,460 10,172,490
90,344,627
Broadline Retail — 2.9%
Amazon.com, Inc.* 887,610 207,008,404
eBay, Inc. 41,780 3,458,966
210,467,370
Building Products — 0.4%
A O Smith Corp. 10,467 690,613
Allegion plc 7,865 1,305,826
Builders FirstSource, Inc.* 10,101 1,133,635
Carrier Global Corp. 73,135 4,013,649
Johnson Controls International
plc 59,860 6,962,317
Lennox International, Inc. 2,935 1,464,183
Masco Corp. 19,119 1,240,249
Trane Technologies plc 20,346 8,575,432
25,385,904
Capital Markets — 2.4%
Ameriprise Financial, Inc. 8,643 3,938,961
Bank of New York Mellon Corp.
(The) 64,501 7,230,562
Blackrock, Inc. 13,183 13,806,556
Blackstone, Inc. 67,426 9,872,515
Cboe Global Markets, Inc. 9,585 2,474,559
Charles Schwab Corp. (The) 156,017 14,467,456
CME Group, Inc. 32,985 9,283,958
Coinbase Global, Inc., Class
a
A* 20,683 5,642,736
FactSet Research Systems, Inc. 3,440 953,809
Franklin Resources, Inc. 28,006 632,656
Goldman Sachs Group, Inc.
(The) 27,674 22,859,831
Interactive Brokers Group, Inc.,
Class
a
A 40,688 2,645,534
Intercontinental Exchange, Inc. 52,361 8,236,385
Invesco Ltd. 40,759 996,558
KKR & Co., Inc. 62,750 7,674,952
Moody's Corp. 14,135 6,937,175
Morgan Stanley 110,966 18,826,492
MSCI, Inc., Class
a
A 7,049 3,973,662
Nasdaq, Inc. 41,432 3,766,997
Northern Trust Corp. 17,477 2,295,429
Raymond James Financial, Inc. 16,246 2,543,149
Robinhood Markets, Inc.,
Class
a
A* 70,746 9,090,154

See accompanying notes to the financial statements.
ULTRA S&P500
®
:: NOVEMBER 30, 2025 (UNAUDITED)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
98
SSO
::
Investments
Shares Value
Common Stocks (a) (continued)
S&P Global, Inc. 28,573 $ 14,253,070
State Street Corp. 25,942 3,087,617
T. Rowe Price Group, Inc. 20,071 2,054,869
177,545,642
Chemicals — 0.7%
Air Products and Chemicals,
Inc. 20,350 5,312,367
Albemarle Corp. 10,727 1,394,403
CF Industries Holdings, Inc. 14,809 1,165,468
Corteva, Inc. 62,090 4,189,212
Dow, Inc. 64,821 1,545,981
DuPont de Nemours, Inc. 38,302 1,523,271
Ecolab, Inc. 23,345 6,423,610
International Flavors &
Fragrances, Inc. 23,450 1,629,306
Linde plc 42,881 17,594,932
LyondellBasell Industries NV,
Class
a
A 23,549 1,153,665
Mosaic Co. (The) 29,033 711,018
PPG Industries, Inc. 20,642 2,065,026
Sherwin-Williams Co. (The) 21,204 7,287,603
Solstice Advanced Materials,
Inc.* 14,497 691,217
52,687,079
Commercial Services & Supplies — 0.3%
Cintas Corp. 31,310 5,824,286
Copart, Inc.* 81,373 3,171,919
Republic Services, Inc., Class
a
A 18,559 4,028,416
Rollins, Inc. 25,620 1,575,118
Veralto Corp. 22,708 2,298,504
Waste Management, Inc. 33,911 7,388,190
24,286,433
Communications Equipment — 0.6%
Arista Networks, Inc.* 94,268 12,318,942
Cisco Systems, Inc. 362,149 27,863,744
F5, Inc.* 5,232 1,251,285
Motorola Solutions, Inc. 15,247 5,636,511
47,070,482
Construction & Engineering — 0.1%
EMCOR Group, Inc. 4,121 2,534,703
Quanta Services, Inc. 13,604 6,324,228
8,858,931
Construction Materials — 0.1%
Martin Marietta Materials, Inc. 5,512 3,435,299
Vulcan Materials Co. 12,099 3,596,307
7,031,606
Consumer Finance — 0.5%
American Express Co. 49,667 18,141,865
Capital One Financial Corp. 58,480 12,811,214
Synchrony Financial 34,001 2,630,317
33,583,396
Investments
Shares Value
Common Stocks (a) (continued)
Consumer Staples Distribution & Retail — 1.3%
Costco Wholesale Corp. 40,547 $ 37,043,334
Dollar General Corp. 20,105 2,201,297
Dollar Tree, Inc.* 17,768 1,968,872
Kroger Co. (The) 55,615 3,741,777
Sysco Corp. 43,665 3,327,273
Target Corp. 41,544 3,764,717
Walmart, Inc. 401,363 44,354,625
96,401,895
Containers & Packaging — 0.1%
Amcor plc 210,786 1,795,897
Avery Dennison Corp. 7,110 1,225,551
Ball Corp. 24,883 1,232,455
International Paper Co. 48,268 1,905,620
Packaging Corp. of America 8,159 1,665,007
Smurfit WestRock plc 47,771 1,704,947
9,529,477
Distributors — 0.0%(b)
Genuine Parts Co. 12,699 1,655,950
LKQ Corp. 23,544 699,021
Pool Corp. 3,021 735,916
3,090,887
Diversified Telecommunication Services — 0.5%
AT&T, Inc. 653,898 17,014,426
Verizon Communications, Inc. 385,549 15,849,919
32,864,345
Electric Utilities — 1.1%
Alliant Energy Corp. 23,515 1,633,587
American Electric Power Co.,
Inc. 48,873 6,049,011
Constellation Energy Corp. 28,572 10,410,494
Duke Energy Corp. 71,134 8,816,348
Edison International 35,168 2,071,044
Entergy Corp. 40,808 3,979,596
Evergy, Inc. 21,024 1,632,514
Eversource Energy 33,959 2,281,366
Exelon Corp. 92,376 4,352,757
FirstEnergy Corp. 47,529 2,268,084
NextEra Energy, Inc. 188,345 16,252,290
NRG Energy, Inc. 17,705 3,000,820
PG&E Corp. 200,979 3,239,781
Pinnacle West Capital Corp. 10,906 990,919
PPL Corp. 67,607 2,494,698
Southern Co. (The) 100,614 9,167,948
Xcel Energy, Inc. 54,089 4,441,248
83,082,505
Electrical Equipment — 0.6%
AMETEK, Inc. 21,105 4,176,468
Eaton Corp. plc 35,622 12,321,294
Emerson Electric Co. 51,494 6,868,270
GE Vernova, Inc. 24,892 14,929,475
Generac Holdings, Inc.* 5,352 811,524
Hubbell, Inc., Class
a
B 4,878 2,104,515

See accompanying notes to the financial statements.
NOVEMBER 30, 2025 (UNAUDITED) :: ULTRA S&P500
®
SCHEDULE OF PORTFOLIO INVESTMENTS
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99
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Investments
Shares Value
Common Stocks (a) (continued)
Rockwell Automation, Inc. 10,298 $ 4,076,566
45,288,112
Electronic Equipment, Instruments & Components — 0.5%
Amphenol Corp., Class
a
A 111,672 15,734,585
CDW Corp. 11,989 1,729,053
Corning, Inc. 71,266 6,000,597
Jabil, Inc. 9,783 2,061,376
Keysight Technologies, Inc.* 15,747 3,117,119
TE Connectivity plc 27,018 6,110,121
Teledyne Technologies, Inc.* 4,261 2,128,455
Trimble, Inc.* 21,777 1,773,083
Zebra Technologies Corp.,
Class
a
A* 4,662 1,178,320
39,832,709
Energy Equipment & Services — 0.2%
Baker Hughes Co., Class
a
A 90,141 4,525,078
Halliburton Co. 77,978 2,044,583
SLB Ltd. 136,428 4,944,151
11,513,812
Entertainment — 1.0%
Electronic Arts, Inc. 20,583 4,158,384
Live Nation Entertainment, Inc.
(c) 14,393 1,891,960
Netflix, Inc.* 388,393 41,783,319
Take-Two Interactive Software,
Inc.* 15,887 3,909,314
TKO Group Holdings, Inc.,
Class
a
A 6,296 1,220,731
Walt Disney Co. (The) 164,402 17,175,077
Warner Bros Discovery, Inc.* 226,416 5,433,984
75,572,769
Financial Services — 2.8%
Apollo Global Management, Inc. 42,098 5,550,621
Berkshire Hathaway, Inc.,
Class
a
B* 167,715 86,173,644
Block, Inc., Class
a
A* 50,195 3,353,026
Corpay, Inc.* 6,463 1,911,755
Fidelity National Information
Services, Inc. 47,798 3,143,675
Fiserv, Inc.* 49,745 3,057,825
Global Payments, Inc. 22,180 1,680,357
Jack Henry & Associates, Inc. 6,673 1,164,305
Mastercard, Inc., Class
a
A 75,487 41,557,858
PayPal Holdings, Inc. 87,352 5,476,097
Visa, Inc., Class
a
A 155,345 51,953,582
205,022,745
Food Products — 0.4%
Archer-Daniels-Midland Co. 43,955 2,669,827
Bunge Global SA 12,795 1,229,216
Campbell's Co. (The) 18,003 548,731
Conagra Brands, Inc. 43,815 782,098
General Mills, Inc. 48,857 2,313,379
Hershey Co. (The) 13,515 2,541,901
Hormel Foods Corp. 26,629 618,059
J M Smucker Co. (The) 9,773 1,018,151
Investments
Shares Value
Common Stocks (a) (continued)
Kellanova 24,602 $ 2,057,711
Kraft Heinz Co. (The) 77,923 1,987,816
Lamb Weston Holdings, Inc. 12,727 751,657
McCormick & Co., Inc.
(Non-Voting) 23,144 1,561,757
Mondelez International, Inc.,
Class
a
A 118,346 6,813,179
Tyson Foods, Inc., Class
a
A 26,109 1,515,627
26,409,109
Gas Utilities — 0.0%(b)
Atmos Energy Corp. 14,668 2,586,995
Ground Transportation — 0.6%
CSX Corp. 170,495 6,028,703
JB Hunt Transport Services,
Inc. 6,964 1,211,458
Norfolk Southern Corp. 20,526 5,995,439
Old Dominion Freight Line, Inc. 16,906 2,287,213
Uber Technologies, Inc.* 190,697 16,693,615
Union Pacific Corp. 54,249 12,576,546
44,792,974
Health Care Equipment & Supplies — 1.6%
Abbott Laboratories 159,175 20,517,657
Align Technology, Inc.* 6,141 903,894
Baxter International, Inc. 46,992 880,630
Becton Dickinson & Co. 26,213 5,085,846
Boston Scientific Corp.* 135,496 13,763,684
Cooper Cos., Inc. (The)* 18,224 1,420,196
Dexcom, Inc.* 35,838 2,274,638
Edwards Lifesciences Corp.* 53,673 4,651,839
GE HealthCare Technologies,
Inc. 41,746 3,339,263
Hologic, Inc.* 20,334 1,524,440
IDEXX Laboratories, Inc.* 7,309 5,502,800
Insulet Corp.* 6,430 2,103,832
Intuitive Surgical, Inc.* 32,799 18,809,570
Medtronic plc 117,178 12,342,359
ResMed, Inc. 13,401 3,428,378
Solventum Corp.* 13,489 1,150,072
STERIS plc 8,986 2,392,792
Stryker Corp. 31,461 11,677,694
Zimmer Biomet Holdings, Inc. 18,136 1,768,623
113,538,207
Health Care Providers & Services — 1.2%
Cardinal Health, Inc. 21,857 4,639,367
Cencora, Inc. 17,749 6,548,139
Centene Corp.* 42,648 1,677,772
Cigna Group (The) 24,414 6,769,514
CVS Health Corp. 115,977 9,319,912
DaVita, Inc.* 3,238 387,524
Elevance Health, Inc. 20,582 6,962,067
HCA Healthcare, Inc. 14,989 7,618,759
Henry Schein, Inc.* 9,437 703,717
Humana, Inc. 10,990 2,701,012
Labcorp Holdings, Inc. 7,614 2,046,491
McKesson Corp. 11,393 10,038,600
Molina Healthcare, Inc.* 4,981 738,483

See accompanying notes to the financial statements.
ULTRA S&P500
®
:: NOVEMBER 30, 2025 (UNAUDITED)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
100
SSO
::
Investments
Shares Value
Common Stocks (a) (continued)
Quest Diagnostics, Inc. 10,240 $ 1,937,203
UnitedHealth Group, Inc. 82,814 27,309,573
Universal Health Services, Inc.,
Class
a
B 5,127 1,249,091
90,647,224
Health Care REITs — 0.3%
Alexandria Real Estate Equities,
Inc., REIT 14,241 764,314
Healthpeak Properties, Inc.,
REIT 63,541 1,160,259
Ventas, Inc., REIT 41,554 3,350,499
Welltower, Inc., REIT 61,153 12,733,278
18,008,350
Hotel & Resort REITs — 0.0%(b)
Host Hotels & Resorts, Inc.,
REIT 58,468 1,030,791
Hotels, Restaurants & Leisure — 1.3%
Airbnb, Inc., Class
a
A* 39,244 4,591,156
Booking Holdings, Inc. 2,980 14,645,776
Carnival Corp.* 99,255 2,558,794
Chipotle Mexican Grill, Inc.,
Class
a
A* 122,618 4,232,773
Darden Restaurants, Inc. 10,671 1,916,298
Domino's Pizza, Inc. 2,862 1,200,981
DoorDash, Inc., Class
a
A* 33,868 6,718,395
Expedia Group, Inc. 10,784 2,757,361
Hilton Worldwide Holdings, Inc. 21,508 6,130,425
Las Vegas Sands Corp. 28,271 1,926,951
Marriott International, Inc.,
Class
a
A 20,596 6,277,455
McDonald's Corp. 65,263 20,350,309
MGM Resorts International* 18,674 659,005
Norwegian Cruise Line Holdings
Ltd.* 41,346 763,247
Royal Caribbean Cruises Ltd. 23,103 6,151,174
Starbucks Corp. 103,924 9,052,820
Wynn Resorts Ltd. 7,741 996,112
Yum! Brands, Inc. 25,399 3,891,381
94,820,413
Household Durables — 0.2%
DR Horton, Inc. 25,372 4,034,402
Garmin Ltd. 14,971 2,924,136
Lennar Corp., Class
a
A 20,826 2,734,454
Mohawk Industries, Inc.* 4,783 554,349
NVR, Inc.* 282 2,117,056
PulteGroup, Inc. 18,057 2,296,670
14,661,067
Household Products — 0.6%
Church & Dwight Co., Inc. 22,278 1,897,194
Clorox Co. (The) 11,188 1,207,633
Colgate-Palmolive Co. 73,935 5,943,635
Kimberly-Clark Corp. 30,314 3,307,864
Procter & Gamble Co. (The) 214,226 31,739,724
44,096,050
Investments
Shares Value
Common Stocks (a) (continued)
Independent Power and Renewable Electricity Producers — 0.1%
AES Corp. (The) 65,109 $ 915,433
Vistra Corp. 29,147 5,213,232
6,128,665
Industrial Conglomerates — 0.3%
3M Co. 48,726 8,383,308
Honeywell International, Inc. 58,070 11,160,474
19,543,782
Industrial REITs — 0.2%
Prologis, Inc., REIT 84,882 10,909,884
Insurance — 1.3%
Aflac, Inc. 44,045 4,858,604
Allstate Corp. (The) 24,095 5,131,753
American International Group,
Inc. 50,687 3,860,322
Aon plc, Class
a
A 19,731 6,983,196
Arch Capital Group Ltd.* 33,967 3,190,181
Arthur J Gallagher & Co. 23,458 5,808,670
Assurant, Inc. 4,620 1,054,099
Brown & Brown, Inc. 26,794 2,155,041
Chubb Ltd. 33,928 10,048,795
Cincinnati Financial Corp. 14,314 2,398,883
Erie Indemnity Co., Class
a
A 2,341 691,742
Everest Group Ltd. 3,844 1,208,131
Globe Life, Inc. 7,408 998,080
Hartford Insurance Group, Inc.
(The) 25,695 3,520,986
Loews Corp. 15,539 1,676,192
Marsh & McLennan Cos., Inc. 44,973 8,250,297
MetLife, Inc. 51,064 3,909,460
Principal Financial Group, Inc. 18,536 1,572,223
Progressive Corp. (The) 53,588 12,260,399
Prudential Financial, Inc. 32,169 3,482,294
Travelers Cos., Inc. (The) 20,579 6,026,766
W R Berkley Corp. 27,421 2,130,337
Willis Towers Watson plc 8,896 2,855,616
94,072,067
Interactive Media & Services — 6.0%
Alphabet, Inc., Class
a
A 531,956 170,321,672
Alphabet, Inc., Class
a
C 427,062 136,711,087
Match Group, Inc. 21,983 732,254
Meta Platforms, Inc., Class
a
A 198,388 128,545,505
436,310,518
IT Services — 0.7%
Accenture plc, Class
a
A 56,981 14,245,250
Akamai Technologies, Inc.* 13,122 1,174,681
Cognizant Technology Solutions
Corp., Class
a
A 44,658 3,470,373
EPAM Systems, Inc.* 5,112 955,944
Gartner, Inc.* 6,941 1,615,448
GoDaddy, Inc., Class
a
A* 12,639 1,616,023
International Business
Machines Corp. 85,169 26,281,450

See accompanying notes to the financial statements.
NOVEMBER 30, 2025 (UNAUDITED) :: ULTRA S&P500
®
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
101
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::
Investments
Shares Value
Common Stocks (a) (continued)
VeriSign, Inc. 7,707 $ 1,942,087
51,301,256
Leisure Products — 0.0%(b)
Hasbro, Inc. 12,205 1,008,133
Life Sciences Tools & Services — 0.7%
Agilent Technologies, Inc. 25,978 3,987,623
Bio-Techne Corp. 14,349 925,654
Charles River Laboratories
International, Inc.* 4,489 799,670
Danaher Corp. 58,259 13,211,976
IQVIA Holdings, Inc.* 15,531 3,572,285
Mettler-Toledo International,
Inc.* 1,885 2,783,617
Revvity, Inc. 10,628 1,109,670
Thermo Fisher Scientific, Inc. 34,543 20,409,041
Waters Corp.* 5,433 2,191,781
West Pharmaceutical Services,
Inc. 6,593 1,827,909
50,819,226
Machinery — 1.2%
Caterpillar, Inc. 42,837 24,663,831
Cummins, Inc. 12,573 6,261,103
Deere & Co. 23,020 10,692,560
Dover Corp. 12,560 2,327,117
Fortive Corp. 30,958 1,655,634
IDEX Corp. 6,898 1,199,769
Illinois Tool Works, Inc. 24,246 6,044,043
Ingersoll Rand, Inc. 33,053 2,655,478
Nordson Corp. 4,932 1,172,139
Otis Worldwide Corp. 35,871 3,187,138
PACCAR, Inc. 47,994 5,059,527
Parker-Hannifin Corp. 11,656 10,043,975
Pentair plc 15,002 1,578,810
Snap-on, Inc. 4,780 1,625,439
Stanley Black & Decker, Inc. 14,174 1,013,724
Westinghouse Air Brake
Technologies Corp. 15,621 3,257,760
Xylem, Inc. 22,259 3,131,174
85,569,221
Media — 0.3%
Charter Communications, Inc.,
Class
a
A* 8,506 1,702,221
Comcast Corp., Class
a
A 336,782 8,988,712
Fox Corp., Class
a
A 19,179 1,256,224
Fox Corp., Class
a
B 13,547 789,248
News Corp., Class
a
A 34,425 884,034
News Corp., Class
a
B 11,394 335,325
Omnicom Group, Inc. 28,922 2,071,394
Paramount Skydance Corp.,
Class
a
B(c) 28,242 452,437
Trade Desk, Inc. (The), Class
a
A* 40,727 1,611,160
18,090,755
Metals & Mining — 0.3%
Freeport-McMoRan, Inc. 131,289 5,642,801
Newmont Corp. 100,463 9,115,008
Investments
Shares Value
Common Stocks (a) (continued)
Nucor Corp. 20,965 $ 3,343,708
Steel Dynamics, Inc. 12,618 2,117,679
20,219,196
Multi-Utilities — 0.4%
Ameren Corp. 24,705 2,627,377
CenterPoint Energy, Inc. 59,708 2,387,126
CMS Energy Corp. 27,392 2,066,452
Consolidated Edison, Inc. 33,012 3,313,084
Dominion Energy, Inc. 78,053 4,899,387
DTE Energy Co. 18,996 2,603,022
NiSource, Inc. 43,068 1,900,591
Public Service Enterprise
Group, Inc. 45,649 3,812,604
Sempra 59,672 5,652,132
WEC Energy Group, Inc. 29,417 3,296,763
32,558,538
Office REITs — 0.0%(b)
BXP, Inc., REIT 13,486 975,847
Oil, Gas & Consumable Fuels — 1.9%
APA Corp. 32,728 817,218
Chevron Corp. 175,996 26,598,276
ConocoPhillips 114,229 10,130,970
Coterra Energy, Inc. 69,794 1,873,271
Devon Energy Corp. 58,049 2,151,296
Diamondback Energy, Inc. 17,228 2,628,821
EOG Resources, Inc. 49,897 5,381,391
EQT Corp. 57,098 3,474,984
Expand Energy Corp. 21,795 2,657,464
Exxon Mobil Corp. 389,860 45,192,571
Kinder Morgan, Inc. 178,816 4,885,253
Marathon Petroleum Corp. 27,802 5,386,082
Occidental Petroleum Corp. 65,697 2,759,274
ONEOK, Inc. 57,579 4,192,903
Phillips 66 36,949 5,060,535
Targa Resources Corp. 19,683 3,450,627
Texas Pacific Land Corp. 1,760 1,521,150
Valero Energy Corp. 28,383 5,016,979
Williams Cos., Inc. (The) 111,686 6,805,028
139,984,093
Passenger Airlines — 0.1%
Delta Air Lines, Inc. 59,282 3,799,976
Southwest Airlines Co. 47,997 1,670,776
United Airlines Holdings, Inc.* 29,589 3,016,894
8,487,646
Personal Care Products — 0.1%
Estee Lauder Cos., Inc. (The),
Class
a
A 22,483 2,114,976
Kenvue, Inc. 175,421 3,043,554
5,158,530
Pharmaceuticals — 2.4%
Bristol-Myers Squibb Co. 186,127 9,157,448
Eli Lilly & Co. 72,691 78,176,990
Johnson & Johnson 220,217 45,567,302

See accompanying notes to the financial statements.
ULTRA S&P500
®
:: NOVEMBER 30, 2025 (UNAUDITED)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
102
SSO
::
Investments
Shares Value
Common Stocks (a) (continued)
Merck & Co., Inc. 228,393 $ 23,942,438
Pfizer, Inc. 519,917 13,382,664
Viatris, Inc. 106,588 1,139,426
Zoetis, Inc., Class
a
A 40,518 5,193,597
176,559,865
Professional Services — 0.4%
Automatic Data Processing, Inc. 37,014 9,449,674
Broadridge Financial Solutions,
Inc. 10,681 2,436,229
Dayforce, Inc.* 14,586 1,007,893
Equifax, Inc. 11,336 2,407,427
Jacobs Solutions, Inc. 10,917 1,471,721
Leidos Holdings, Inc. 11,708 2,237,399
Paychex, Inc. 29,648 3,311,385
Paycom Software, Inc. 4,572 736,869
Verisk Analytics, Inc., Class
a
A 12,761 2,872,118
25,930,715
Real Estate Management & Development — 0.1%
CBRE Group, Inc., Class
a
A* 26,803 4,337,529
CoStar Group, Inc.* 38,726 2,664,349
7,001,878
Residential REITs — 0.2%
AvalonBay Communities, Inc.,
REIT 13,006 2,366,312
Camden Property Trust, REIT 9,739 1,035,645
Equity Residential, REIT 31,780 1,962,415
Essex Property Trust, Inc., REIT 5,914 1,559,049
Invitation Homes, Inc., REIT 51,605 1,455,261
Mid-America Apartment
Communities, Inc., REIT 10,674 1,450,490
UDR, Inc., REIT 27,555 1,003,553
10,832,725
Retail REITs — 0.2%
Federal Realty Investment Trust,
REIT 7,163 707,203
Kimco Realty Corp., REIT 61,900 1,278,854
Realty Income Corp., REIT 83,613 4,816,945
Regency Centers Corp., REIT 14,949 1,063,771
Simon Property Group, Inc.,
REIT 29,853 5,562,211
13,428,984
Semiconductors & Semiconductor Equipment — 10.4%
Advanced Micro Devices, Inc.* 148,448 32,291,893
Analog Devices, Inc. 45,366 12,037,414
Applied Materials, Inc. 73,410 18,517,673
Broadcom, Inc. 430,130 173,325,185
First Solar, Inc.* 9,777 2,668,339
Intel Corp.* 400,282 16,235,438
KLA Corp. 12,077 14,196,151
Lam Research Corp. 115,786 18,062,616
Microchip Technology, Inc. 49,361 2,644,762
Micron Technology, Inc. 102,415 24,219,099
Monolithic Power Systems, Inc. 4,359 4,045,893
NVIDIA Corp. 2,231,324 394,944,348
NXP Semiconductors NV 23,053 4,493,952
Investments
Shares Value
Common Stocks (a) (continued)
ON Semiconductor Corp.* 37,402 $ 1,879,077
Qnity Electronics, Inc. 19,120 1,550,441
QUALCOMM, Inc. 98,637 16,579,893
Skyworks Solutions, Inc. 13,548 893,491
Teradyne, Inc. 14,529 2,642,680
Texas Instruments, Inc. 83,161 13,993,501
755,221,846
Software — 7.6%
Adobe, Inc.* 38,782 12,415,282
AppLovin Corp., Class
a
A* 24,735 14,828,138
Autodesk, Inc.* 19,589 5,942,127
Cadence Design Systems, Inc.* 24,918 7,770,429
Crowdstrike Holdings, Inc.,
Class
a
A* 22,764 11,590,518
Datadog, Inc., Class
a
A* 29,554 4,728,936
Fair Isaac Corp.* 2,219 4,007,137
Fortinet, Inc.* 59,561 4,832,184
Gen Digital, Inc. 51,259 1,351,700
Intuit, Inc. 25,528 16,186,794
Microsoft Corp. 679,741 334,439,369
Oracle Corp. 151,519 30,599,262
Palantir Technologies, Inc.,
Class
a
A* 207,950 35,029,178
Palo Alto Networks, Inc.* 61,065 11,610,288
PTC, Inc.* 10,944 1,919,906
Roper Technologies, Inc. 9,814 4,379,203
Salesforce, Inc. 87,412 20,151,962
ServiceNow, Inc.* 19,039 15,467,474
Synopsys, Inc.* 16,914 7,070,221
Tyler Technologies, Inc.* 3,974 1,866,270
Workday, Inc., Class
a
A* 19,767 4,262,161
550,448,539
Specialized REITs — 0.5%
American Tower Corp., REIT 42,815 7,761,075
Crown Castle, Inc., REIT 39,804 3,633,309
Digital Realty Trust, Inc., REIT 29,290 4,689,915
Equinix, Inc., REIT 8,927 6,724,798
Extra Space Storage, Inc., REIT 19,412 2,585,096
Iron Mountain, Inc., REIT 27,006 2,331,968
Public Storage, REIT 14,413 3,956,945
SBA Communications Corp.,
Class
a
A, REIT 9,789 1,901,709
VICI Properties, Inc., Class
a
A,
REIT 97,496 2,809,835
Weyerhaeuser Co., REIT 65,981 1,465,438
37,860,088
Specialty Retail — 1.2%
AutoZone, Inc.* 1,506 5,955,221
Best Buy Co., Inc. 17,983 1,425,692
Home Depot, Inc. (The) 90,963 32,466,514
Lowe's Cos., Inc. 51,263 12,430,252
O'Reilly Automotive, Inc.* 77,614 7,893,344
Ross Stores, Inc. 29,910 5,274,928
TJX Cos., Inc. (The) 101,993 15,494,776
Tractor Supply Co. 48,463 2,654,803
Ulta Beauty, Inc.* 4,139 2,230,217

See accompanying notes to the financial statements.
NOVEMBER 30, 2025 (UNAUDITED) :: ULTRA S&P500
®
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
103
SSO
::
Investments
Shares Value
Common Stocks (a) (continued)
Williams-Sonoma, Inc. 11,256 $ 2,026,193
87,851,940
Technology Hardware, Storage & Peripherals — 5.6%
Apple, Inc. 1,357,126 378,434,585
Dell Technologies, Inc., Class
a
C 27,720 3,696,462
Hewlett Packard Enterprise Co. 120,000 2,624,400
HP, Inc. 85,907 2,097,849
NetApp, Inc. 18,281 2,039,428
Sandisk Corp.* 12,606 2,814,668
Seagate Technology Holdings
plc 19,455 5,383,004
Super Micro Computer, Inc.* 45,861 1,552,395
Western Digital Corp. 31,723 5,181,318
403,824,109
Textiles, Apparel & Luxury Goods — 0.2%
Deckers Outdoor Corp.* 13,539 1,191,838
Lululemon Athletica, Inc.* 9,956 1,833,696
NIKE, Inc., Class
a
B 108,629 7,020,692
Ralph Lauren Corp., Class
a
A 3,527 1,295,573
Tapestry, Inc. 19,051 2,081,894
13,423,693
Tobacco — 0.4%
Altria Group, Inc. 153,635 9,066,001
Philip Morris International, Inc. 142,343 22,416,176
31,482,177
Trading Companies & Distributors — 0.2%
Fastenal Co. 104,935 4,239,374
United Rentals, Inc. 5,908 4,816,083
WW Grainger, Inc. 4,046 3,838,157
12,893,614
Water Utilities — 0.0%(b)
American Water Works Co., Inc. 17,842 2,320,709
Wireless Telecommunication Services — 0.1%
T-Mobile US, Inc. 44,246 9,247,856
Total Common Stocks
(Cost $5,160,937,116)
5,344,044,650
Securities Lending Reinvestments (d) — 0 .0% (b)
Investment Companies — 0 .0% (b)
Invesco Government & Agency Portfolio,
Institutional Class 3.91% (e)
(Cost $174,916) 174,916 174,916
Investments
Principal
Amount Value
Short-Term Investments — 20 .1%
Repurchase Agreements (f) — 1 .7%
Repurchase Agreements
with various counterparties,
rates 2.5% - 4.08%, dated
11/28/2025, due 12/1/2025,
total to be received
$121,336,616
(Cost $121,297,429) $ 121,297,429
$ 121,297,429
U.S. Treasury Obligations (a) — 18 .4%
U.S. Treasury Bills
4.10%, 12/2/2025 (g) 80,000,000 79,991,286
3.94%, 12/11/2025 (g) 115,000,000 114,875,097
3.88%, 12/18/2025 (g) 350,000,000 349,354,838
3.90%, 12/26/2025 (g) 150,000,000 149,595,063
3.86%, 1/6/2026 (g) 350,000,000 348,674,550
3.86%, 1/20/2026 (g) 200,000,000 198,944,688
3.81%, 2/19/2026 (g) 100,000,000 99,177,644
Total U.S. Treasury Obligations
(Cost $1,340,583,901) 1,340,613,166
Total Short-Term Investments
(Cost $1,461,881,330) 1,461,910,595
Total Investments — 93.5%
(Cost $6,622,993,362) 6,806,130,161
Other assets less liabilities — 6.5% 472,109,890
Net Assets — 100.0% $ 7,278,240,051
* Non-income producing security.
(a) All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $803,058,248.
(b) Represents less than 0.05% of net assets.
(c) The security or a portion of this security is on loan at November
30, 2025. The total value of securities on loan at November 30,
2025 was $402,095, collateralized in the form of cash with a value of $174,916 that was reinvested in the securities shown in the Securities Lending Reinvestment section of the Schedule of
Portfolio Investments and $231,078 of collateral in the form of
U.S. Government Treasury Securities, interest rate 3.75%, and maturity date August 15, 2027. The total value of collateral is
$405,994.
(d) The security was purchased with cash collateral held from securities on loan at November 30, 2025. The total value of
securities purchased was $174,916.
(e) Rate shown is the 7-day yield as of November 30, 2025.
(f) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the
securities subject to repurchase.
(g) The rate shown was the current yield as of November 30, 2025.
Abbreviations
REIT Real Estate Investment Trust

See accompanying notes to the financial statements.
ULTRA S&P500
®
:: NOVEMBER 30, 2025 (UNAUDITED)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
104
SSO
::
As of November 30, 2025, the gross unrealized appreciation
(depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation $ 935,920,692
Aggregate gross unrealized depreciation (390,589,569)
Net unrealized appreciation $ 545,331,123
Federal income tax cost $ 6,651,880,986
Futures Contracts Purchased
Ultra S&P500
®
had the following open long futures contracts as of November 30, 2025:
Number of
Contracts
AAAAAA
Expiration Date
AAAAAA
Trading
Currency
AA
Notional Amount
AAAAAA
Value and
Unrealized
Appreciation
AAAAAA
S&P 500
®
E-Mini Index 2,245 12/19/2025 U.S. Dollar $ 769,978,875 $ 22,468,975
Swap Agreements
a
Ultra S&P500
®
had the following open non-exchange traded total return swap agreements as of November 30, 2025:
Notional
Amount
($)
A
Termination
Date
b
A
Counterparty
A
Rate Paid
(Received)
c
A
Reference
Instrument
A
Value and
Unrealized
Appreciation /
(Depreciation)
d
($)
A
Financial
Instruments for
the Benefit of
(the Fund)/the
Counterparty
($)
A
Cash Collateral
for the
Benefit of
(the Fund)/the
Counterparty
($)
A
Net
Amount
e
($)
A
714,366,936 3/8/2027
Bank of
America NA 4.89% S&P 500
®
103,712,805 (101,919,670) — 1,793,135
840,787,439 4/6/2027
Barclays Bank
PLC 4.84% S&P 500
®
7,905,102 — — 7,905,102
748,591,839 3/9/2027 BNP Paribas 4.79% S&P 500
®
5,621,263 (1,892,799) — 3,728,464
747,824,741 3/8/2027 Citibank NA 4.79% S&P 500
®
98,075,348 (97,859,066) — 216,282
712,942,325 11/4/2027
Goldman Sachs
International 4.64% S&P 500
®
5,643,955
2,006,194,462 3/8/2027
Goldman Sachs
International 4.55%
SPDR
®
S&P 500
®
ETF Trust (17,368,071)
2,719,136,787 (11,724,116) 11,724,085 31 —
696,114,111 4/6/2027
J.P. Morgan
Securities, LLC 4.64% S&P 500
®
129,972,759 (129,972,759) — —
328,557,696 1/12/2027
Morgan
Stanley & Co.
International plc 4.74% S&P 500
®
20,210,450 (19,010,140) — 1,200,310
937,750,007 11/4/2027
Societe
Generale 4.89% S&P 500
®
15,616,588 (11,724,615) — 3,891,973
710,099,953 4/6/2027 UBS AG 4.81% S&P 500
®
(777,226) — — (777,226)
8,443,229,509 368,612,973
Total Unrealized
Appreciation
386,758,270
Total Unrealized
Depreciation
(18,145,297)
a The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.
b Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
c Reflects the floating financing rate, as of November 30, 2025, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).
d The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statement of
Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statement of
Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statement of Assets and Liabilities.
e Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

NOVEMBER 30, 2025 (UNAUDITED) :: ULTRA S&P 500 EQUAL WEIGHT
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
105
URSP
::
See accompanying notes to the financial statements.
Investments
Shares Value
Common Stocks — 76 .6%
Aerospace & Defense — 1.8%
Axon Enterprise, Inc.* 99 $ 53,474
Boeing Co. (The)* 324 61,236
General Dynamics Corp. 228 77,892
General Electric Co. 260 77,597
Howmet Aerospace, Inc. 401 82,040
Huntington Ingalls Industries,
Inc. 271 84,991
L3Harris Technologies, Inc. 267 74,410
Lockheed Martin Corp. 159 72,800
Northrop Grumman Corp. 127 72,676
RTX Corp. 476 83,257
Textron, Inc. 910 75,675
TransDigm Group, Inc. 57 77,530
893,578
Air Freight & Logistics — 0.7%
CH Robinson Worldwide, Inc. 577 91,668
Expeditors International of
Washington, Inc. 607 89,168
FedEx Corp. 327 90,147
United Parcel Service, Inc.,
Class
a
B 879 84,200
355,183
Automobile Components — 0.1%
Aptiv plc* 903 70,028
Automobiles — 0.5%
Ford Motor Co. 6,454 85,709
General Motors Co. 1,285 94,473
Tesla, Inc.* 212 91,196
271,378
Banks — 1.9%
Bank of America Corp. 1,470 78,865
Citigroup, Inc. 759 78,632
Citizens Financial Group, Inc. 1,423 76,984
Fifth Third Bancorp 1,620 70,405
Huntington Bancshares, Inc. 4,174 68,036
JPMorgan Chase & Co. 245 76,705
KeyCorp 3,833 70,451
M&T Bank Corp. 372 70,762
PNC Financial Services Group,
Inc. (The) 365 69,613
Regions Financial Corp. 2,726 69,377
Truist Financial Corp. 1,634 75,981
US Bancorp 1,498 73,477
Wells Fargo & Co. 918 78,810
958,098
Beverages — 1.1%
Brown-Forman Corp., Class
a
B 2,703 78,333
Coca-Cola Co. (The) 1,087 79,481
Constellation Brands, Inc.,
Class
a
A 516 70,372
Keurig Dr Pepper, Inc. 2,686 74,939
Molson Coors Beverage Co.,
Class
a
B 1,503 69,905
Investments
Shares Value
Common Stocks (continued)
Monster Beverage Corp.* 1,173 $ 87,963
PepsiCo, Inc. 517 76,899
537,892
Biotechnology — 1.4%
AbbVie, Inc. 348 79,240
Amgen, Inc. 265 91,547
Biogen, Inc.* 517 94,140
Gilead Sciences, Inc. 640 80,538
Incyte Corp.* 855 89,313
Moderna, Inc.* 3,032 78,771
Regeneron Pharmaceuticals,
Inc. 133 103,765
Vertex Pharmaceuticals, Inc.* 190 82,386
699,700
Broadline Retail — 0.3%
Amazon.com, Inc.* 320 74,630
eBay, Inc. 807 66,812
141,442
Building Products — 1.1%
A O Smith Corp. 1,017 67,102
Allegion plc 432 71,725
Builders FirstSource, Inc.* 526 59,033
Carrier Global Corp. 1,179 64,703
Johnson Controls International
plc 684 79,556
Lennox International, Inc. 132 65,851
Masco Corp. 1,007 65,324
Trane Technologies plc 177 74,602
547,896
Capital Markets — 3.7%
Ameriprise Financial, Inc. 150 68,361
Bank of New York Mellon Corp.
(The) 709 79,479
Blackrock, Inc. 67 70,169
Blackstone, Inc. 414 60,618
Cboe Global Markets, Inc. 314 81,065
Charles Schwab Corp. (The) 799 74,091
CME Group, Inc. 284 79,935
Coinbase Global, Inc., Class
a
A* 234 63,840
FactSet Research Systems, Inc. 204 56,563
Franklin Resources, Inc. 3,032 68,493
Goldman Sachs Group, Inc.
(The) 96 79,300
Interactive Brokers Group, Inc.,
Class
a
A 1,179 76,658
Intercontinental Exchange, Inc. 428 67,324
Invesco Ltd. 3,326 81,321
KKR & Co., Inc. 529 64,702
Moody's Corp. 146 71,654
Morgan Stanley 478 81,097
MSCI, Inc., Class
a
A 131 73,847
Nasdaq, Inc. 779 70,827
Northern Trust Corp. 580 76,177
Raymond James Financial, Inc. 442 69,191
Robinhood Markets, Inc.,
Class
a
A* 628 80,692

See accompanying notes to the financial statements.
ULTRA S&P 500 EQUAL WEIGHT :: NOVEMBER 30, 2025 (UNAUDITED)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
106
URSP
::
Investments
Shares Value
Common Stocks (continued)
S&P Global, Inc. 137 $ 68,340
State Street Corp. 665 79,148
T. Rowe Price Group, Inc. 691 70,745
1,813,637
Chemicals — 2.1%
Air Products and Chemicals,
Inc. 256 66,829
Albemarle Corp. 1,005 130,640
CF Industries Holdings, Inc. 848 66,737
Corteva, Inc. 1,027 69,292
Dow, Inc. 3,093 73,768
DuPont de Nemours, Inc. 2,323 92,386
Ecolab, Inc. 274 75,394
International Flavors &
Fragrances, Inc. 1,143 79,416
Linde plc 156 64,010
LyondellBasell Industries NV,
Class
a
A 1,355 66,381
Mosaic Co. (The) 2,206 54,025
PPG Industries, Inc. 678 67,827
Sherwin-Williams Co. (The) 206 70,800
Solstice Advanced Materials,
Inc.* 1,070 51,017
1,028,522
Commercial Services & Supplies — 0.9%
Cintas Corp. 366 68,083
Copart, Inc.* 1,519 59,211
Republic Services, Inc., Class
a
A 323 70,110
Rollins, Inc. 1,308 80,416
Veralto Corp. 695 70,348
Waste Management, Inc. 339 73,858
422,026
Communications Equipment — 0.5%
Arista Networks, Inc.* 489 63,903
Cisco Systems, Inc. 1,082 83,249
F5, Inc.* 226 54,050
Motorola Solutions, Inc. 153 56,561
257,763
Construction & Engineering — 0.3%
EMCOR Group, Inc. 116 71,348
Quanta Services, Inc. 189 87,862
159,210
Construction Materials — 0.3%
Martin Marietta Materials, Inc. 120 74,789
Vulcan Materials Co. 250 74,310
149,099
Consumer Finance — 0.5%
American Express Co. 228 83,282
Capital One Financial Corp. 330 72,293
Synchrony Financial 986 76,277
231,852
Investments
Shares Value
Common Stocks (continued)
Consumer Staples Distribution & Retail — 1.1%
Costco Wholesale Corp. 77 $ 70,346
Dollar General Corp. 692 75,767
Dollar Tree, Inc.* 746 82,664
Kroger Co. (The) 1,100 74,008
Sysco Corp. 919 70,028
Target Corp. 812 73,584
Walmart, Inc. 734 81,114
527,511
Containers & Packaging — 0.8%
Amcor plc 8,956 76,305
Avery Dennison Corp. 447 77,050
Ball Corp. 1,472 72,908
International Paper Co. 1,586 62,615
Packaging Corp. of America 346 70,608
Smurfit WestRock plc 1,628 58,103
417,589
Distributors — 0.4%
Genuine Parts Co. 528 68,851
LKQ Corp. 2,297 68,198
Pool Corp. 231 56,272
193,321
Diversified Telecommunication Services — 0.3%
AT&T, Inc. 2,524 65,675
Verizon Communications, Inc. 1,695 69,681
135,356
Electric Utilities — 2.8%
Alliant Energy Corp. 1,152 80,029
American Electric Power Co.,
Inc. 680 84,164
Constellation Energy Corp. 230 83,803
Duke Energy Corp. 607 75,231
Edison International 1,326 78,088
Entergy Corp. 833 81,234
Evergy, Inc. 1,029 79,902
Eversource Energy 1,152 77,391
Exelon Corp. 1,701 80,151
FirstEnergy Corp. 1,705 81,363
NextEra Energy, Inc. 1,038 89,569
NRG Energy, Inc. 457 77,457
PG&E Corp. 4,830 77,860
Pinnacle West Capital Corp. 841 76,413
PPL Corp. 2,059 75,977
Southern Co. (The) 805 73,352
Xcel Energy, Inc. 1,019 83,670
1,355,654
Electrical Equipment — 1.0%
AMETEK, Inc. 393 77,771
Eaton Corp. plc 203 70,216
Emerson Electric Co. 551 73,492
GE Vernova, Inc. 115 68,973
Generac Holdings, Inc.* 398 60,349
Hubbell, Inc., Class
a
B 167 72,049

See accompanying notes to the financial statements.
NOVEMBER 30, 2025 (UNAUDITED) :: ULTRA S&P 500 EQUAL WEIGHT
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
107
URSP
::
Investments
Shares Value
Common Stocks (continued)
Rockwell Automation, Inc. 217 $ 85,902
508,752
Electronic Equipment, Instruments & Components — 1.4%
Amphenol Corp., Class
a
A 619 87,217
CDW Corp. 432 62,303
Corning, Inc. 984 82,853
Jabil, Inc. 342 72,063
Keysight Technologies, Inc.* 433 85,712
TE Connectivity plc 350 79,153
Teledyne Technologies, Inc.* 135 67,435
Trimble, Inc.* 920 74,906
Zebra Technologies Corp.,
Class
a
A* 241 60,913
672,555
Energy Equipment & Services — 0.5%
Baker Hughes Co., Class
a
A 1,571 78,864
Halliburton Co. 3,261 85,504
SLB Ltd. 2,038 73,857
238,225
Entertainment — 1.1%
Electronic Arts, Inc. 433 87,479
Live Nation Entertainment, Inc.* 431 56,655
Netflix, Inc.* 591 63,580
Take-Two Interactive Software,
Inc.* 302 74,313
TKO Group Holdings, Inc.,
Class
a
A 378 73,291
Walt Disney Co. (The) 637 66,547
Warner Bros Discovery, Inc.* 5,878 141,072
562,937
Financial Services — 1.5%
Apollo Global Management, Inc. 552 72,781
Berkshire Hathaway, Inc.,
Class
a
B* 150 77,072
Block, Inc., Class
a
A* 999 66,733
Corpay, Inc.* 242 71,584
Fidelity National Information
Services, Inc. 1,111 73,071
Fiserv, Inc.* 558 34,300
Global Payments, Inc. 866 65,608
Jack Henry & Associates, Inc. 463 80,784
Mastercard, Inc., Class
a
A 127 69,917
PayPal Holdings, Inc. 1,123 70,401
Visa, Inc., Class
a
A 218 72,908
755,159
Food Products — 2.1%
Archer-Daniels-Midland Co. 1,200 72,888
Bunge Global SA 895 85,983
Campbell's Co. (The) 2,201 67,086
Conagra Brands, Inc. 3,807 67,955
General Mills, Inc. 1,474 69,794
Hershey Co. (The) 397 74,668
Hormel Foods Corp. 2,952 68,516
J M Smucker Co. (The) 670 69,801
Kellanova 933 78,036
Investments
Shares Value
Common Stocks (continued)
Kraft Heinz Co. (The) 2,766 $ 70,561
Lamb Weston Holdings, Inc. 1,319 77,900
McCormick & Co., Inc.
(Non-Voting) 1,075 72,541
Mondelez International, Inc.,
Class
a
A 1,184 68,163
Tyson Foods, Inc., Class
a
A 1,330 77,206
1,021,098
Gas Utilities — 0.2%
Atmos Energy Corp. 450 79,367
Ground Transportation — 1.0%
CSX Corp. 2,300 81,328
JB Hunt Transport Services,
Inc. 538 93,591
Norfolk Southern Corp. 271 79,156
Old Dominion Freight Line, Inc. 504 68,186
Uber Technologies, Inc.* 782 68,456
Union Pacific Corp. 343 79,518
470,235
Health Care Equipment & Supplies — 3.0%
Abbott Laboratories 570 73,473
Align Technology, Inc.* 554 81,543
Baxter International, Inc. 3,074 57,607
Becton Dickinson & Co. 391 75,862
Boston Scientific Corp.* 700 71,106
Cooper Cos., Inc. (The)* 1,089 84,866
Dexcom, Inc.* 970 61,566
Edwards Lifesciences Corp.* 942 81,643
GE HealthCare Technologies,
Inc. 970 77,590
Hologic, Inc.* 1,125 84,341
IDEXX Laboratories, Inc.* 116 87,334
Insulet Corp.* 218 71,327
Intuitive Surgical, Inc.* 164 94,051
Medtronic plc 798 84,053
ResMed, Inc. 273 69,842
Solventum Corp.* 1,035 88,244
STERIS plc 302 80,416
Stryker Corp. 192 71,267
Zimmer Biomet Holdings, Inc. 721 70,312
1,466,443
Health Care Providers & Services — 2.6%
Cardinal Health, Inc. 494 104,856
Cencora, Inc. 249 91,864
Centene Corp.* 2,357 92,724
Cigna Group (The) 244 67,656
CVS Health Corp. 996 80,039
DaVita, Inc.* 557 66,662
Elevance Health, Inc. 240 81,182
HCA Healthcare, Inc. 187 95,050
Henry Schein, Inc.* 1,093 81,505
Humana, Inc. 269 66,112
Labcorp Holdings, Inc. 270 72,571
McKesson Corp. 104 91,636
Molina Healthcare, Inc.* 411 60,935
Quest Diagnostics, Inc. 409 77,375

See accompanying notes to the financial statements.
ULTRA S&P 500 EQUAL WEIGHT :: NOVEMBER 30, 2025 (UNAUDITED)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
108
URSP
::
Investments
Shares Value
Common Stocks (continued)
UnitedHealth Group, Inc. 213 $ 70,241
Universal Health Services, Inc.,
Class
a
B 396 96,478
1,296,886
Health Care REITs — 0.6%
Alexandria Real Estate Equities,
Inc., REIT 877 47,069
Healthpeak Properties, Inc.,
REIT 4,106 74,975
Ventas, Inc., REIT 1,064 85,790
Welltower, Inc., REIT 439 91,409
299,243
Hotel & Resort REITs — 0.1%
Host Hotels & Resorts, Inc.,
REIT 4,190 73,870
Hotels, Restaurants & Leisure — 2.6%
Airbnb, Inc., Class
a
A* 597 69,843
Booking Holdings, Inc. 13 63,891
Carnival Corp.* 2,350 60,583
Chipotle Mexican Grill, Inc.,
Class
a
A* 1,904 65,726
Darden Restaurants, Inc. 349 62,673
Domino's Pizza, Inc. 164 68,819
DoorDash, Inc., Class
a
A* 286 56,734
Expedia Group, Inc. 342 87,446
Hilton Worldwide Holdings, Inc. 270 76,958
Las Vegas Sands Corp. 1,352 92,152
Marriott International, Inc.,
Class
a
A 281 85,646
McDonald's Corp. 241 75,149
MGM Resorts International* 2,050 72,345
Norwegian Cruise Line Holdings
Ltd.* 2,898 53,497
Royal Caribbean Cruises Ltd. 216 57,510
Starbucks Corp. 889 77,441
Wynn Resorts Ltd. 600 77,208
Yum! Brands, Inc. 505 77,371
1,280,992
Household Durables — 0.8%
DR Horton, Inc. 418 66,466
Garmin Ltd. 312 60,940
Lennar Corp., Class
a
A 540 70,902
Mohawk Industries, Inc.* 545 63,165
NVR, Inc.* 9 67,566
PulteGroup, Inc. 545 69,319
398,358
Household Products — 0.7%
Church & Dwight Co., Inc. 793 67,532
Clorox Co. (The) 598 64,548
Colgate-Palmolive Co. 886 71,226
Kimberly-Clark Corp. 576 62,853
Procter & Gamble Co. (The) 468 69,339
335,498
Investments
Shares Value
Common Stocks (continued)
Independent Power and Renewable Electricity Producers — 0.3%
AES Corp. (The) 5,790 $ 81,407
Vistra Corp. 352 62,959
144,366
Industrial Conglomerates — 0.3%
3M Co. 480 82,584
Honeywell International, Inc. 369 70,918
153,502
Industrial REITs — 0.2%
Prologis, Inc., REIT 664 85,344
Insurance — 3.5%
Aflac, Inc. 687 75,783
Allstate Corp. (The) 368 78,377
American International Group,
Inc. 945 71,971
Aon plc, Class
a
A 203 71,846
Arch Capital Group Ltd.* 813 76,357
Arthur J Gallagher & Co. 251 62,153
Assurant, Inc. 352 80,312
Brown & Brown, Inc. 797 64,103
Chubb Ltd. 266 78,784
Cincinnati Financial Corp. 484 81,114
Erie Indemnity Co., Class
a
A 223 65,894
Everest Group Ltd. 217 68,201
Globe Life, Inc. 530 71,407
Hartford Insurance Group, Inc.
(The) 562 77,011
Loews Corp. 767 82,736
Marsh & McLennan Cos., Inc. 371 68,060
MetLife, Inc. 930 71,201
Principal Financial Group, Inc. 921 78,119
Progressive Corp. (The) 299 68,408
Prudential Financial, Inc. 698 75,558
Travelers Cos., Inc. (The) 271 79,365
W R Berkley Corp. 1,022 79,399
Willis Towers Watson plc 223 71,583
1,697,742
Interactive Media & Services — 0.5%
Alphabet, Inc., Class
a
A 171 54,751
Alphabet, Inc., Class
a
C 137 43,856
Match Group, Inc. 1,945 64,788
Meta Platforms, Inc., Class
a
A 98 63,499
226,894
IT Services — 1.3%
Accenture plc, Class
a
A 303 75,750
Akamai Technologies, Inc.* 960 85,939
Cognizant Technology Solutions
Corp., Class
a
A 1,066 82,839
EPAM Systems, Inc.* 481 89,947
Gartner, Inc.* 317 73,779
GoDaddy, Inc., Class
a
A* 508 64,953
International Business
Machines Corp. 287 88,562

See accompanying notes to the financial statements.
NOVEMBER 30, 2025 (UNAUDITED) :: ULTRA S&P 500 EQUAL WEIGHT
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
109
URSP
::
Investments
Shares Value
Common Stocks (continued)
VeriSign, Inc. 260 $ 65,517
627,286
Leisure Products — 0.2%
Hasbro, Inc. 949 78,387
Life Sciences Tools & Services — 1.8%
Agilent Technologies, Inc. 594 91,179
Bio-Techne Corp. 1,446 93,281
Charles River Laboratories
International, Inc.* 481 85,685
Danaher Corp. 383 86,857
IQVIA Holdings, Inc.* 401 92,234
Mettler-Toledo International,
Inc.* 59 87,127
Revvity, Inc. 893 93,238
Thermo Fisher Scientific, Inc. 155 91,579
Waters Corp.* 252 101,662
West Pharmaceutical Services,
Inc. 289 80,125
902,967
Machinery — 2.7%
Caterpillar, Inc. 174 100,182
Cummins, Inc. 182 90,632
Deere & Co. 156 72,460
Dover Corp. 420 77,818
Fortive Corp. 1,544 82,573
IDEX Corp. 460 80,008
Illinois Tool Works, Inc. 281 70,048
Ingersoll Rand, Inc. 919 73,833
Nordson Corp. 329 78,190
Otis Worldwide Corp. 841 74,723
PACCAR, Inc. 747 78,749
Parker-Hannifin Corp. 96 82,723
Pentair plc 675 71,037
Snap-on, Inc. 227 77,191
Stanley Black & Decker, Inc. 958 68,516
Westinghouse Air Brake
Technologies Corp. 389 81,126
Xylem, Inc. 535 75,259
1,335,068
Media — 1.0%
Charter Communications, Inc.,
Class
a
A* 280 56,034
Comcast Corp., Class
a
A 2,202 58,771
Fox Corp., Class
a
A 821 53,776
Fox Corp., Class
a
B 516 30,062
News Corp., Class
a
A 1,935 49,691
News Corp., Class
a
B 572 16,834
Omnicom Group, Inc. 970 69,471
Paramount Skydance Corp.,
Class
a
B 4,878 78,146
Trade Desk, Inc. (The), Class
a
A* 1,597 63,177
475,962
Metals & Mining — 0.7%
Freeport-McMoRan, Inc. 1,642 70,573
Newmont Corp. 940 85,286
Investments
Shares Value
Common Stocks (continued)
Nucor Corp. 520 $ 82,935
Steel Dynamics, Inc. 555 93,146
331,940
Multi-Utilities — 1.6%
Ameren Corp. 742 78,912
CenterPoint Energy, Inc. 1,950 77,961
CMS Energy Corp. 1,035 78,081
Consolidated Edison, Inc. 759 76,173
Dominion Energy, Inc. 1,240 77,835
DTE Energy Co. 543 74,407
NiSource, Inc. 1,810 79,875
Public Service Enterprise
Group, Inc. 902 75,335
Sempra 899 85,153
WEC Energy Group, Inc. 674 75,535
779,267
Office REITs — 0.1%
BXP, Inc., REIT 998 72,215
Oil, Gas & Consumable Fuels — 3.0%
APA Corp. 3,165 79,030
Chevron Corp. 467 70,578
ConocoPhillips 781 69,267
Coterra Energy, Inc. 3,025 81,191
Devon Energy Corp. 2,075 76,899
Diamondback Energy, Inc. 528 80,568
EOG Resources, Inc. 613 66,112
EQT Corp. 1,440 87,638
Expand Energy Corp. 764 93,155
Exxon Mobil Corp. 655 75,928
Kinder Morgan, Inc. 2,692 73,545
Marathon Petroleum Corp. 406 78,654
Occidental Petroleum Corp. 1,592 66,864
ONEOK, Inc. 1,005 73,184
Phillips 66 561 76,835
Targa Resources Corp. 451 79,065
Texas Pacific Land Corp. 79 68,279
Valero Energy Corp. 465 82,193
Williams Cos., Inc. (The) 1,254 76,406
1,455,391
Passenger Airlines — 0.5%
Delta Air Lines, Inc. 1,201 76,984
Southwest Airlines Co. 2,369 82,465
United Airlines Holdings, Inc.* 686 69,945
229,394
Personal Care Products — 0.3%
Estee Lauder Cos., Inc. (The),
Class
a
A 843 79,301
Kenvue, Inc. 3,991 69,244
148,545
Pharmaceuticals — 1.2%
Bristol-Myers Squibb Co. 1,563 76,899
Eli Lilly & Co. 98 105,396
Johnson & Johnson 419 86,699

See accompanying notes to the financial statements.
ULTRA S&P 500 EQUAL WEIGHT :: NOVEMBER 30, 2025 (UNAUDITED)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
110
URSP
::
Investments
Shares Value
Common Stocks (continued)
Merck & Co., Inc. 877 $ 91,936
Pfizer, Inc. 3,000 77,220
Viatris, Inc. 7,198 76,947
Zoetis, Inc., Class
a
A 493 63,193
578,290
Professional Services — 1.2%
Automatic Data Processing, Inc. 252 64,336
Broadridge Financial Solutions,
Inc. 295 67,286
Dayforce, Inc.* 1,070 73,937
Equifax, Inc. 300 63,711
Jacobs Solutions, Inc. 509 68,618
Leidos Holdings, Inc. 409 78,160
Paychex, Inc. 554 61,876
Paycom Software, Inc. 334 53,831
Verisk Analytics, Inc., Class
a
A 281 63,245
595,000
Real Estate Management & Development — 0.3%
CBRE Group, Inc., Class
a
A* 453 73,309
CoStar Group, Inc.* 854 58,755
132,064
Residential REITs — 1.0%
AvalonBay Communities, Inc.,
REIT 383 69,683
Camden Property Trust, REIT 677 71,992
Equity Residential, REIT 1,119 69,098
Essex Property Trust, Inc., REIT 280 73,814
Invitation Homes, Inc., REIT 2,456 69,259
Mid-America Apartment
Communities, Inc., REIT 521 70,799
UDR, Inc., REIT 1,930 70,291
494,936
Retail REITs — 0.7%
Federal Realty Investment Trust,
REIT 734 72,468
Kimco Realty Corp., REIT 3,305 68,281
Realty Income Corp., REIT 1,240 71,436
Regency Centers Corp., REIT 1,022 72,726
Simon Property Group, Inc.,
REIT 411 76,578
361,489
Semiconductors & Semiconductor Equipment — 3.4%
Advanced Micro Devices, Inc.* 462 100,499
Analog Devices, Inc. 298 79,071
Applied Materials, Inc. 451 113,765
Broadcom, Inc. 199 80,189
First Solar, Inc.* 362 98,797
Intel Corp.* 2,976 120,707
KLA Corp. 79 92,862
Lam Research Corp. 687 107,172
Microchip Technology, Inc. 1,139 61,028
Micron Technology, Inc. 526 124,388
Monolithic Power Systems, Inc. 86 79,823
NVIDIA Corp. 416 73,632
NXP Semiconductors NV 336 65,500
Investments
Shares Value
Common Stocks (continued)
ON Semiconductor Corp.* 1,531 $ 76,917
Qnity Electronics, Inc. 676 54,817
QUALCOMM, Inc. 464 77,994
Skyworks Solutions, Inc. 1,001 66,016
Teradyne, Inc. 626 113,863
Texas Instruments, Inc. 401 67,476
1,654,516
Software — 3.0%
Adobe, Inc.* 210 67,227
AppLovin Corp., Class
a
A* 130 77,932
Autodesk, Inc.* 228 69,162
Cadence Design Systems, Inc.* 218 67,981
Crowdstrike Holdings, Inc.,
Class
a
A* 173 88,085
Datadog, Inc., Class
a
A* 530 84,805
Fair Isaac Corp.* 48 86,680
Fortinet, Inc.* 927 75,207
Gen Digital, Inc. 2,520 66,452
Intuit, Inc. 112 71,017
Microsoft Corp. 147 72,325
Oracle Corp. 224 45,237
Palantir Technologies, Inc.,
Class
a
A* 442 74,455
Palo Alto Networks, Inc.* 374 71,109
PTC, Inc.* 360 63,155
Roper Technologies, Inc. 144 64,256
Salesforce, Inc. 304 70,084
ServiceNow, Inc.* 80 64,993
Synopsys, Inc.* 190 79,422
Tyler Technologies, Inc.* 135 63,399
Workday, Inc., Class
a
A* 325 70,076
1,493,059
Specialized REITs — 1.4%
American Tower Corp., REIT 380 68,882
Crown Castle, Inc., REIT 784 71,563
Digital Realty Trust, Inc., REIT 424 67,891
Equinix, Inc., REIT 94 70,811
Extra Space Storage, Inc., REIT 508 67,650
Iron Mountain, Inc., REIT 757 65,367
Public Storage, REIT 255 70,008
SBA Communications Corp.,
Class
a
A, REIT 381 74,017
VICI Properties, Inc., Class
a
A,
REIT 2,224 64,096
Weyerhaeuser Co., REIT 2,937 65,231
685,516
Specialty Retail — 1.5%
AutoZone, Inc.* 17 67,223
Best Buy Co., Inc. 962 76,267
Home Depot, Inc. (The) 178 63,532
Lowe's Cos., Inc. 277 67,167
O'Reilly Automotive, Inc.* 701 71,292
Ross Stores, Inc. 494 87,122
TJX Cos., Inc. (The) 527 80,062
Tractor Supply Co. 1,261 69,077
Ulta Beauty, Inc.* 143 77,053

See accompanying notes to the financial statements.
NOVEMBER 30, 2025 (UNAUDITED) :: ULTRA S&P 500 EQUAL WEIGHT
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
111
URSP
::
Investments
Shares Value
Common Stocks (continued)
Williams-Sonoma, Inc. 364 $ 65,524
724,319
Technology Hardware, Storage & Peripherals — 1.5%
Apple, Inc. 325 90,626
Dell Technologies, Inc., Class
a
C 592 78,943
Hewlett Packard Enterprise Co. 3,016 65,960
HP, Inc. 2,598 63,443
NetApp, Inc. 597 66,601
Sandisk Corp.* 323 72,120
Seagate Technology Holdings
plc 382 105,696
Super Micro Computer, Inc.* 1,679 56,834
Western Digital Corp. 776 126,744
726,967
Textiles, Apparel & Luxury Goods — 0.7%
Deckers Outdoor Corp.* 646 56,867
Lululemon Athletica, Inc.* 450 82,881
NIKE, Inc., Class
a
B 993 64,178
Ralph Lauren Corp., Class
a
A 236 86,690
Tapestry, Inc. 700 76,496
367,112
Tobacco — 0.3%
Altria Group, Inc. 1,113 65,678
Philip Morris International, Inc. 446 70,236
135,914
Trading Companies & Distributors — 0.4%
Fastenal Co. 1,537 62,095
United Rentals, Inc. 78 63,584
WW Grainger, Inc. 74 70,198
195,877
Water Utilities — 0.1%
American Water Works Co., Inc. 532 69,197
Wireless Telecommunication Services — 0.1%
T-Mobile US, Inc. 307 64,166
Total Common Stocks
(Cost $37,137,548)
37,649,045
Total Investments — 76.6%
(Cost $37,137,548) 37,649,045
Other assets less liabilities — 23.4% 11,469,451
Net Assets — 100.0% $ 49,118,496
* Non-income producing security.
Abbreviations
REIT Real Estate Investment Trust
As of November 30, 2025, the gross unrealized appreciation
(depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation $ 2,857,445
Aggregate gross unrealized depreciation (1,825,481)
Net unrealized appreciation $ 1,031,964
Federal income tax cost $ 37,175,597

See accompanying notes to the financial statements.
ULTRA S&P 500 EQUAL WEIGHT :: NOVEMBER 30, 2025 (UNAUDITED)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
112
URSP
::
Swap Agreements
a
Ultra S&P 500 Equal Weight had the following open non-exchange traded total return swap agreements as of November 30, 2025:
Notional
Amount
($)
A
Termination
Date
b
A
Counterparty
A
Rate Paid
(Received)
c
A
Reference
Instrument
A
Value and
Unrealized
Appreciation
d
($)
A
Financial
Instruments for
the Benefit of
(the Fund)/the
Counterparty
($)
A
Cash Collateral
for the
Benefit of
(the Fund)/the
Counterparty
($)
A
Net
Amount
e
($)
A
60,594,768 1/12/2027
Bank of
America NA 5.09%
S&P 500 Equal
Weighted Index 558,516 — — 558,516
60,594,768 558,516
Total Unrealized
Appreciation
558,516
a The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.
b Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
c Reflects the floating financing rate, as of November 30, 2025, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).
d The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statement of
Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statement of
Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statement of Assets and Liabilities.
e Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

NOVEMBER 30, 2025 (UNAUDITED) :: ULTRA SEMICONDUCTORS
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
113
USD
::
See accompanying notes to the financial statements.
Investments
Shares Value
Common Stocks (a) — 43 .6%
Semiconductors & Semiconductor Equipment — 43.6%
Advanced Micro Devices, Inc.* 139,033 $ 30,243,849
Allegro MicroSystems, Inc.* 10,624 283,555
Amkor Technology, Inc. 9,729 354,038
Analog Devices, Inc. 42,503 11,277,746
Applied Materials, Inc. 68,745 17,340,926
Astera Labs, Inc.* 11,116 1,751,548
Broadcom, Inc. 402,929 162,364,270
Cirrus Logic, Inc.* 4,400 529,496
Credo Technology Group
Holding Ltd.* 12,948 2,299,565
Enphase Energy, Inc.* 11,207 323,322
Entegris, Inc. 12,993 1,002,280
GLOBALFOUNDRIES, Inc.* 9,025 323,456
Intel Corp.* 374,967 15,208,662
KLA Corp. 11,307 13,291,039
Lam Research Corp. 108,414 16,912,584
Lattice Semiconductor Corp.* 11,733 823,774
MACOM Technology Solutions
Holdings, Inc.* 5,492 961,045
Marvell Technology, Inc. 73,859 6,602,995
Microchip Technology, Inc. 46,227 2,476,843
Micron Technology, Inc. 95,871 22,671,574
MKS, Inc. 5,753 899,712
Monolithic Power Systems, Inc. 4,112 3,816,635
NVIDIA Corp. 2,090,268 369,977,436
NXP Semiconductors NV 21,592 4,209,144
ON Semiconductor Corp.* 35,043 1,760,560
Onto Innovation, Inc.* 4,203 601,701
Qnity Electronics, Inc. 17,928 1,453,782
Qorvo, Inc.* 7,215 619,696
QUALCOMM, Inc. 92,392 15,530,171
Rambus, Inc.* 9,226 881,729
Silicon Laboratories, Inc.* 2,802 357,479
Skyworks Solutions, Inc. 12,712 838,356
Teradyne, Inc. 13,633 2,479,706
Texas Instruments, Inc. 77,892 13,106,887
Universal Display Corp. 3,788 450,507
Total Common Stocks
(Cost $626,809,404)
724,026,068
Investments
Principal
Amount Value
Short-Term Investments — 47 .3%
Repurchase Agreements (b) — 24 .8%
Repurchase Agreements
with various counterparties,
rates 2.5% - 4.08%, dated
11/28/2025, due 12/1/2025,
total to be received
$412,294,532
(Cost $412,161,379) $ 412,161,379
$ 412,161,379
U.S. Treasury Obligations (a) — 22 .5%
U.S. Treasury Bills
4.10%, 12/2/2025 (c) 20,000,000 19,997,822
3.93%, 12/11/2025 (c) 80,000,000 79,913,111
3.86%, 12/18/2025 (c) 125,000,000 124,769,585
3.90%, 12/26/2025 (c) 50,000,000 49,865,021
3.86%, 1/6/2026 (c) 100,000,000 99,621,300
Total U.S. Treasury Obligations
(Cost $374,166,012) 374,166,839
Total Short-Term Investments
(Cost $786,327,391) 786,328,218
Total Investments — 90.9%
(Cost $1,413,136,795) 1,510,354,286
Other assets less liabilities — 9.1% 152,068,694
Net Assets — 100.0% $ 1,662,422,980
* Non-income producing security.
(a) All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $227,556,745.
(b) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the
securities subject to repurchase.
(c) The rate shown was the current yield as of November 30, 2025.
As of November 30, 2025, the gross unrealized appreciation
(depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation $ 116,570,909
Aggregate gross unrealized depreciation (44,805,968)
Net unrealized appreciation $ 71,764,941
Federal income tax cost $ 1,446,771,635

See accompanying notes to the financial statements.
ULTRA SEMICONDUCTORS :: NOVEMBER 30, 2025 (UNAUDITED)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
114
USD
::
Swap Agreements
a
Ultra Semiconductors had the following open non-exchange traded total return swap agreements as of November 30, 2025:
Notional
Amount
($)
A
Termination
Date
b
A
Counterparty
A
Rate Paid
(Received)
c
A
Reference
Instrument
A
Value and
Unrealized
Appreciation /
(Depreciation)
d
($)
A
Financial
Instruments for
the Benefit of
(the Fund)/the
Counterparty
($)
A
Cash Collateral
for the
Benefit of
(the Fund)/the
Counterparty
($)
A
Net
Amount
e
($)
A
483,883,884 11/15/2027
Bank of
America NA 4.99%
Dow Jones U.S.
Semiconductors
SM
Index
f
(376,418) 376,418 — —
387,947,222 11/15/2027
Barclays Bank
PLC 4.84%
Dow Jones U.S.
Semiconductors
SM
Index
f
(919,661) 919,661 — —
262,550,140 11/15/2027 BNP Paribas 4.79%
Dow Jones U.S.
Semiconductors
SM
Index
f
(3,935,793) 3,935,793 — —
277,999,241 4/15/2027 Citibank NA 4.94%
Dow Jones U.S.
Semiconductors
SM
Index
f
15,707,877 (15,707,877) — —
9,077,757 3/6/2026
Goldman Sachs
International 4.64%
Dow Jones U.S.
Semiconductors
SM
Index
f
(26,543,194) 26,543,194 — —
300,186,180 11/15/2027
J.P. Morgan
Securities, LLC 4.69%
Dow Jones U.S.
Semiconductors
SM
Index
f
(220,911) — 220,911 —
222,686,949 11/15/2027
Morgan
Stanley & Co.
International plc 4.74%
Dow Jones U.S.
Semiconductors
SM
Index
f
(164,807) 164,807 — —
229,114,677 11/6/2026
Societe
Generale 5.09%
Dow Jones U.S.
Semiconductors
SM
Index
f
24,944,883 (24,944,883) — —
420,818,849 11/15/2027 UBS AG 4.69%
Dow Jones U.S.
Semiconductors
SM
Index
f
(309,686) — — (309,686)
2,594,264,899 8,182,290
Total Unrealized
Appreciation
40,652,760
Total Unrealized
Depreciation
(32,470,470)
a The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.
b Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
c Reflects the floating financing rate, as of November 30, 2025, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).
d The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statement of
Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statement of
Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statement of Assets and Liabilities.
e Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.
f See the Common Stocks section of the preceding Schedule of Portfolio Investments for the representative components of the underlying reference instrument and their relative weightings.

NOVEMBER 30, 2025 (UNAUDITED) :: ULTRA SMALLCAP600
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
115
SAA
::
See accompanying notes to the financial statements.
Investments
Shares Value
Common Stocks — 72 .2%
Aerospace & Defense — 0.7%
AAR Corp.* 435 $ 36,197
Mercury Systems, Inc.* 597 41,724
Moog, Inc., Class
a
A 322 73,957
National Presto Industries, Inc. 60 5,631
157,509
Air Freight & Logistics — 0.1%
Forward Air Corp.* 248 5,696
Hub Group, Inc., Class
a
A 687 26,498
32,194
Automobile Components — 1.5%
Adient plc* 920 17,903
American Axle & Manufacturing
Holdings, Inc.* 1,344 8,830
BorgWarner, Inc. 2,452 105,583
Dana, Inc. 1,486 33,301
Dorman Products, Inc.* 315 41,665
Fox Factory Holding Corp.* 474 7,011
Gentherm, Inc.* 346 12,342
LCI Industries 275 31,259
Patrick Industries, Inc. 377 40,799
Phinia, Inc. 441 23,854
Standard Motor Products, Inc. 237 8,897
XPEL, Inc.*(a) 285 13,247
344,691
Automobiles — 0.1%
Winnebago Industries, Inc. 318 11,508
Banks — 6.0%
Ameris Bancorp 728 55,153
Atlantic Union Bankshares
Corp. 1,615 54,635
Axos Financial, Inc.* 639 52,513
Banc of California, Inc. 1,485 27,383
BancFirst Corp. 234 25,937
Bancorp, Inc. (The)* 522 33,445
Bank of Hawaii Corp. 451 29,559
BankUnited, Inc. 852 36,815
Banner Corp. 392 24,621
Beacon Financial Corp. 942 24,106
Capitol Federal Financial, Inc. 1,384 9,148
Cathay General Bancorp 783 37,929
Central Pacific Financial Corp. 306 9,100
City Holding Co. 164 19,895
Community Financial System,
Inc. 599 33,999
Customers Bancorp, Inc.* 333 22,944
CVB Financial Corp. 1,468 28,890
Dime Community Bancshares,
Inc. 462 13,098
Eagle Bancorp, Inc. 313 5,938
FB Financial Corp. 476 26,589
First Bancorp 470 23,975
First Bancorp 1,806 35,705
First Commonwealth Financial
Corp. 1,181 19,191
Investments
Shares Value
Common Stocks (continued)
First Financial Bancorp 1,085 $ 26,995
First Hawaiian, Inc. 1,412 35,187
Fulton Financial Corp. 2,063 37,443
Hanmi Financial Corp. 338 9,336
Heritage Financial Corp. 385 9,217
Hilltop Holdings, Inc. 500 17,160
Hope Bancorp, Inc. 1,452 15,420
Independent Bank Corp. 566 40,780
Lakeland Financial Corp. 289 16,837
National Bank Holdings Corp.,
Class
a
A 431 16,037
NBT Bancorp, Inc. 594 24,627
Northwest Bancshares, Inc. 1,657 19,818
OFG Bancorp 504 20,024
Park National Corp. 162 24,875
Pathward Financial, Inc. 260 18,694
Preferred Bank 130 12,273
Provident Financial Services,
Inc. 1,480 28,386
Renasant Corp. 1,077 38,169
S&T Bancorp, Inc. 434 17,134
Seacoast Banking Corp. of
Florida 983 31,023
ServisFirst Bancshares, Inc. 569 40,473
Simmons First National Corp.,
Class
a
A 1,639 30,403
Southside Bancshares, Inc. 320 9,386
Stellar Bancorp, Inc. 524 16,564
Tompkins Financial Corp. 144 9,952
Triumph Financial, Inc.* 255 13,926
TrustCo Bank Corp. 214 9,016
Trustmark Corp. 684 26,608
United Community Banks, Inc. 1,376 42,051
WaFd, Inc. 893 28,272
Westamerica Bancorp 288 13,818
WSFS Financial Corp. 634 35,384
1,385,856
Beverages — 0.1%
MGP Ingredients, Inc. 159 3,627
National Beverage Corp.* 265 9,026
12,653
Biotechnology — 2.9%
ACADIA Pharmaceuticals, Inc.* 1,414 35,407
ADMA Biologics, Inc.* 2,704 51,863
Alkermes plc* 1,870 55,315
Arcus Biosciences, Inc.* 939 24,508
Arrowhead Pharmaceuticals,
Inc.* 1,566 82,528
Catalyst Pharmaceuticals, Inc.* 1,303 30,503
Dynavax Technologies Corp.* 1,129 12,837
Krystal Biotech, Inc.* 292 63,656
Myriad Genetics, Inc.* 1,054 8,042
Protagonist Therapeutics, Inc.* 663 59,670
PTC Therapeutics, Inc.* 900 77,391
Sarepta Therapeutics, Inc.* 1,107 23,623
TG Therapeutics, Inc.* 1,537 51,121
Veracyte, Inc.* 891 42,180
Vericel Corp.* 572 23,023

See accompanying notes to the financial statements.
ULTRA SMALLCAP600 :: NOVEMBER 30, 2025 (UNAUDITED)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
116
SAA
::
Investments
Shares Value
Common Stocks (continued)
Vir Biotechnology, Inc.* 1,070 $ 6,869
Xencor, Inc.* 808 13,994
662,530
Broadline Retail — 0.4%
Etsy, Inc.* 1,123 60,889
Kohl's Corp. 1,269 31,205
92,094
Building Products — 1.9%
American Woodmark Corp.* 165 9,096
Apogee Enterprises, Inc. 244 8,884
Armstrong World Industries, Inc. 490 92,973
AZZ, Inc. 340 35,843
CSW Industrials, Inc. 190 51,655
Gibraltar Industries, Inc.* 334 16,687
Griffon Corp. 443 33,225
Hayward Holdings, Inc.* 2,259 37,161
Insteel Industries, Inc. 220 6,728
Masterbrand, Inc.* 1,436 15,925
Quanex Building Products
Corp. 518 6,713
Resideo Technologies, Inc.* 1,551 51,167
Zurn Elkay Water Solutions
Corp. 1,689 80,565
446,622
Capital Markets — 2.4%
Acadian Asset Management,
Inc. 300 13,452
Artisan Partners Asset
Management, Inc., Class
a
A 798 33,101
BGC Group, Inc., Class
a
A 4,134 35,966
Cohen & Steers, Inc. 312 19,734
Donnelley Financial Solutions,
Inc.* 312 15,307
MarketAxess Holdings, Inc. 423 69,325
Moelis & Co., Class
a
A 840 53,903
Piper Sandler Cos. 188 63,149
PJT Partners, Inc., Class
a
A 275 46,203
StepStone Group, Inc., Class
a
A 819 51,728
StoneX Group, Inc.* 526 47,661
Victory Capital Holdings, Inc.,
Class
a
A 560 35,218
Virtu Financial, Inc., Class
a
A 901 32,220
Virtus Investment Partners, Inc. 72 11,491
WisdomTree, Inc. 1,362 15,036
543,494
Chemicals — 2.3%
AdvanSix, Inc. 304 4,678
Balchem Corp. 368 57,485
Celanese Corp., Class
a
A 1,241 51,688
Chemours Co. (The) 1,696 21,692
Eastman Chemical Co. 1,301 80,766
Element Solutions, Inc. 2,573 66,692
FMC Corp. 1,415 20,220
Hawkins, Inc. 237 30,815
HB Fuller Co. 611 35,609
Ingevity Corp.* 413 21,571
Investments
Shares Value
Common Stocks (continued)
Innospec, Inc. 281 $ 21,008
Koppers Holdings, Inc. 223 6,616
Minerals Technologies, Inc. 355 20,821
Quaker Chemical Corp. 156 21,505
Sensient Technologies Corp. 481 46,893
Stepan Co. 243 11,015
519,074
Commercial Services & Supplies — 1.3%
ABM Industries, Inc. 705 30,315
Brady Corp., Class
a
A 496 38,807
CoreCivic, Inc.* 1,213 21,895
Deluxe Corp. 509 10,343
Enviri Corp.* 914 16,763
GEO Group, Inc. (The)* 1,573 24,790
Healthcare Services Group,
Inc.* 820 15,400
HNI Corp. 519 21,549
Interface, Inc., Class
a
A 661 18,448
Liquidity Services, Inc.* 269 8,081
MillerKnoll, Inc. 768 12,157
OPENLANE, Inc.* 1,204 30,630
Pitney Bowes, Inc. 1,794 17,689
UniFirst Corp. 170 29,333
Vestis Corp. 1,270 8,230
304,430
Communications Equipment — 0.9%
Calix, Inc.* 673 37,197
Digi International, Inc.* 421 17,610
Extreme Networks, Inc.* 1,496 26,180
Harmonic, Inc.* 1,289 12,323
NetScout Systems, Inc.* 774 20,805
Viasat, Inc.* 1,521 52,216
Viavi Solutions, Inc.* 2,529 45,370
211,701
Construction & Engineering — 1.6%
Arcosa, Inc. 556 59,236
Dycom Industries, Inc.* 328 118,582
Everus Construction Group,
Inc.* 578 53,153
Granite Construction, Inc. 496 53,335
MYR Group, Inc.* 176 39,480
WillScot Holdings Corp. 2,063 40,744
364,530
Consumer Finance — 0.6%
Bread Financial Holdings, Inc. 528 35,761
Encore Capital Group, Inc.* 261 13,543
Enova International, Inc.* 283 37,099
EZCORP, Inc., Class
a
A* 656 12,648
Navient Corp. 777 9,635
PRA Group, Inc.* 443 7,177
PROG Holdings, Inc. 448 12,893
World Acceptance Corp.* 35 5,413
134,169

See accompanying notes to the financial statements.
NOVEMBER 30, 2025 (UNAUDITED) :: ULTRA SMALLCAP600
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
117
SAA
::
Investments
Shares Value
Common Stocks (continued)
Consumer Staples Distribution & Retail — 0.5%
Andersons, Inc. (The) 385 $ 19,828
Chefs' Warehouse, Inc. (The)* 411 25,203
Grocery Outlet Holding Corp.* 1,111 12,365
PriceSmart, Inc. 285 35,083
United Natural Foods, Inc.* 686 25,595
118,074
Containers & Packaging — 0.4%
O-I Glass, Inc.* 1,746 23,536
Sealed Air Corp. 1,667 71,598
95,134
Diversified Consumer Services — 0.7%
Adtalem Global Education, Inc.* 407 37,672
Frontdoor, Inc.* 825 44,492
Matthews International Corp.,
Class
a
A 349 8,565
Mister Car Wash, Inc.* 1,112 5,938
Perdoceo Education Corp. 692 19,348
Strategic Education, Inc. 268 20,909
Stride, Inc.* 488 31,003
167,927
Diversified REITs — 0.5%
Alexander & Baldwin, Inc., REIT 824 12,879
American Assets Trust, Inc.,
REIT 535 10,432
Armada Hoffler Properties, Inc.,
REIT 908 5,966
Essential Properties Realty
Trust, Inc., REIT 2,245 71,077
Global Net Lease, Inc., REIT 2,251 18,481
118,835
Diversified Telecommunication Services — 0.5%
Cogent Communications
Holdings, Inc. 538 10,265
Lumen Technologies, Inc.* 10,696 86,744
Shenandoah
Telecommunications Co. 516 5,640
Uniti Group, Inc. 2,027 12,912
115,561
Electric Utilities — 0.3%
MGE Energy, Inc. 414 34,287
Otter Tail Corp. 475 39,045
73,332
Electrical Equipment — 0.5%
Powell Industries, Inc. 107 34,585
Sunrun, Inc.* 2,614 52,933
Vicor Corp.* 259 23,142
110,660
Electronic Equipment, Instruments & Components — 3.4%
Advanced Energy Industries,
Inc. 427 90,178
Investments
Shares Value
Common Stocks (continued)
Arlo Technologies, Inc.* 1,182 $ 17,139
Badger Meter, Inc. 334 59,632
Benchmark Electronics, Inc. 407 18,287
CTS Corp. 334 14,138
ePlus, Inc. 299 26,790
Insight Enterprises, Inc.* 357 30,906
Itron, Inc.* 518 51,303
Knowles Corp.* 973 21,873
Mirion Technologies, Inc.,
Class
a
A* 2,778 72,284
OSI Systems, Inc.* 179 48,482
PC Connection, Inc. 129 7,487
Plexus Corp.* 306 43,743
Ralliant Corp. 1,277 63,045
Rogers Corp.* 191 16,008
Sanmina Corp.* 604 94,324
ScanSource, Inc.* 236 9,704
TTM Technologies, Inc.* 1,170 82,111
Vishay Intertechnology, Inc. 1,399 19,124
786,558
Energy Equipment & Services — 1.5%
Archrock, Inc. 1,992 48,884
Atlas Energy Solutions, Inc.,
Class
a
A(b) 869 7,491
Bristow Group, Inc., Class
a
A* 284 10,653
Cactus, Inc., Class
a
A 777 33,349
Core Laboratories, Inc. 531 8,018
Helix Energy Solutions Group,
Inc.* 1,549 10,316
Helmerich & Payne, Inc. 1,127 31,443
Innovex International, Inc.* 436 9,601
Kodiak Gas Services, Inc. 845 29,744
Liberty Energy, Inc., Class
a
A 1,835 32,626
Noble Corp. plc 1,422 43,542
Oceaneering International, Inc.* 1,135 27,694
Patterson-UTI Energy, Inc. 3,971 23,071
RPC, Inc. 1,008 5,363
Tidewater, Inc.* 521 28,144
349,939
Entertainment — 0.3%
Cinemark Holdings, Inc. 1,160 31,761
Madison Square Garden Sports
Corp.* 203 46,290
78,051
Financial Services — 1.5%
Enact Holdings, Inc. 334 12,929
EVERTEC, Inc. 725 20,953
HA Sustainable Infrastructure
Capital, Inc. 1,404 48,241
Jackson Financial, Inc., Class
a
A 789 77,330
NCR Atleos Corp.* 834 30,916
NMI Holdings, Inc., Class
a
A* 879 33,534
Payoneer Global, Inc.* 3,307 19,115
Radian Group, Inc. 1,535 54,569
Walker & Dunlop, Inc. 386 24,951
Western Union Co. (The) 3,659 32,163
354,701

See accompanying notes to the financial statements.
ULTRA SMALLCAP600 :: NOVEMBER 30, 2025 (UNAUDITED)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
118
SAA
::
Investments
Shares Value
Common Stocks (continued)
Food Products — 0.7%
Cal-Maine Foods, Inc. 516 $ 42,993
Fresh Del Monte Produce, Inc. 375 13,552
Freshpet, Inc.* 553 31,609
J & J Snack Foods Corp. 176 16,254
John B Sanfilippo & Son, Inc. 104 7,554
Simply Good Foods Co. (The)* 1,048 20,625
Tootsie Roll Industries, Inc. 223 8,554
TreeHouse Foods, Inc.* 503 12,017
153,158
Gas Utilities — 0.5%
Chesapeake Utilities Corp. 267 37,129
MDU Resources Group, Inc. 2,315 49,356
Northwest Natural Holding Co. 464 22,954
109,439
Ground Transportation — 0.4%
ArcBest Corp. 257 16,492
Heartland Express, Inc. 517 4,063
Hertz Global Holdings, Inc.* 1,408 7,378
Marten Transport Ltd. 656 6,724
RXO, Inc.* 1,858 24,563
Schneider National, Inc.,
Class
a
B 564 12,752
Werner Enterprises, Inc. 678 17,330
89,302
Health Care Equipment & Supplies — 2.4%
Artivion, Inc.* 470 21,930
Avanos Medical, Inc.* 526 6,175
CONMED Corp. 351 15,240
Embecta Corp. 663 8,457
Enovis Corp.* 648 19,615
Glaukos Corp.* 650 69,089
ICU Medical, Inc.* 280 41,563
Inspire Medical Systems, Inc.* 305 37,945
Integer Holdings Corp.* 397 28,656
Integra LifeSciences Holdings
Corp.* 759 9,958
LeMaitre Vascular, Inc. 236 19,576
Merit Medical Systems, Inc.* 671 58,102
Neogen Corp.* 2,461 14,717
Omnicell, Inc.* 520 18,985
QuidelOrtho Corp.* 769 21,032
STAAR Surgical Co.* 561 14,889
Tandem Diabetes Care, Inc.* 766 16,094
Teleflex, Inc. 501 57,324
TransMedics Group, Inc.* 386 56,476
UFP Technologies, Inc.* 87 19,722
555,545
Health Care Providers & Services — 1.7%
Acadia Healthcare Co., Inc.* 1,046 17,991
AdaptHealth Corp., Class
a
A* 1,215 11,737
Addus HomeCare Corp.* 206 24,761
AMN Healthcare Services, Inc.* 434 7,226
Astrana Health, Inc.* 486 11,197
Investments
Shares Value
Common Stocks (continued)
BrightSpring Health Services,
Inc.* 1,254 $ 45,345
Concentra Group Holdings
Parent, Inc. 1,351 27,777
CorVel Corp.* 355 25,979
National HealthCare Corp. 140 19,081
NeoGenomics, Inc.* 1,464 17,714
Pediatrix Medical Group, Inc.* 967 23,295
Privia Health Group, Inc.* 1,307 31,852
Progyny, Inc.* 906 23,891
RadNet, Inc.* 784 64,907
Select Medical Holdings Corp. 1,250 19,363
US Physical Therapy, Inc. 172 12,702
384,818
Health Care REITs — 0.7%
CareTrust REIT, Inc. 2,496 93,675
LTC Properties, Inc., REIT 520 18,975
Medical Properties Trust, Inc.,
REIT(b) 5,584 32,164
Universal Health Realty Income
Trust, REIT 145 5,894
150,708
Health Care Technology — 0.3%
Certara, Inc.* 1,365 12,503
HealthStream, Inc. 269 6,765
Schrodinger, Inc.* 635 11,151
Waystar Holding Corp.* 1,303 48,094
78,513
Hotel & Resort REITs — 0.8%
Apple Hospitality REIT, Inc. 2,497 29,689
DiamondRock Hospitality Co.,
REIT 2,322 21,153
Pebblebrook Hotel Trust, REIT 1,343 15,230
Ryman Hospitality Properties,
Inc., REIT 714 68,137
Summit Hotel Properties, Inc.,
REIT 1,200 6,432
Sunstone Hotel Investors, Inc.,
REIT 2,152 20,143
Xenia Hotels & Resorts, Inc.,
REIT 1,085 15,168
175,952
Hotels, Restaurants & Leisure — 1.6%
BJ's Restaurants, Inc.* 251 9,626
Bloomin' Brands, Inc. 867 6,156
Brinker International, Inc.* 504 77,510
Caesars Entertainment, Inc.* 2,356 54,824
Cheesecake Factory, Inc. (The) 519 24,736
Cracker Barrel Old Country
Store, Inc.(b) 252 7,280
Dave & Buster's Entertainment,
Inc.(b) 306 5,352
Golden Entertainment, Inc. 222 6,664
Monarch Casino & Resort, Inc. 141 13,618
Papa John's International, Inc. 371 15,608
Penn Entertainment, Inc.* 1,592 23,625

See accompanying notes to the financial statements.
NOVEMBER 30, 2025 (UNAUDITED) :: ULTRA SMALLCAP600
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
119
SAA
::
Investments
Shares Value
Common Stocks (continued)
Pursuit Attractions and
Hospitality, Inc.* 243 $ 8,342
Red Rock Resorts, Inc., Class
a
A 545 31,921
Sabre Corp.* 4,470 7,197
Shake Shack, Inc., Class
a
A* 456 39,891
Six Flags Entertainment Corp.* 1,147 17,411
United Parks & Resorts, Inc.* 312 11,260
Wendy's Co. (The) 1,792 15,142
376,163
Household Durables — 2.0%
Cavco Industries, Inc.* 90 53,608
Century Communities, Inc. 293 19,130
Champion Homes, Inc.* 640 54,938
Dream Finders Homes, Inc.,
Class
a
A* 327 6,465
Ethan Allen Interiors, Inc. 262 6,194
Green Brick Partners, Inc.* 346 23,486
Helen of Troy Ltd.* 260 4,927
Installed Building Products, Inc. 259 69,417
La-Z-Boy, Inc. 466 18,137
Leggett & Platt, Inc. 1,533 15,729
LGI Homes, Inc.* 230 11,965
M/I Homes, Inc.* 299 41,139
Meritage Homes Corp. 806 58,902
Newell Brands, Inc. 4,748 17,330
Sonos, Inc.* 1,370 25,427
Tri Pointe Homes, Inc.* 991 33,813
460,607
Household Products — 0.3%
Central Garden & Pet Co.* 92 3,143
Central Garden & Pet Co.,
Class
a
A* 585 18,100
Energizer Holdings, Inc. 688 12,542
Reynolds Consumer Products,
Inc. 620 15,488
WD-40 Co. 153 29,957
79,230
Independent Power and Renewable Electricity Producers — 0.2%
Clearway Energy, Inc., Class
a
A 392 13,406
Clearway Energy, Inc., Class
a
C 943 34,533
47,939
Industrial REITs — 0.5%
Innovative Industrial Properties,
Inc., REIT 317 15,676
LXP Industrial Trust, REIT 670 32,495
Terreno Realty Corp., REIT 1,170 73,464
121,635
Insurance — 1.8%
AMERISAFE, Inc. 215 8,772
Assured Guaranty Ltd. 507 45,904
Employers Holdings, Inc. 266 10,600
Genworth Financial, Inc.,
Class
a
A* 4,650 40,362
Goosehead Insurance, Inc.,
Class
a
A 287 20,535
Investments
Shares Value
Common Stocks (continued)
HCI Group, Inc. 122 $ 21,685
Horace Mann Educators Corp. 461 21,105
Lincoln National Corp. 1,912 78,660
Mercury General Corp. 301 28,029
Palomar Holdings, Inc.* 303 37,636
ProAssurance Corp.* 582 14,014
Safety Insurance Group, Inc. 169 12,847
SiriusPoint Ltd.* 1,177 24,482
Stewart Information Services
Corp. 317 24,292
Trupanion, Inc.* 380 13,410
United Fire Group, Inc. 248 9,064
411,397
Interactive Media & Services — 0.6%
Angi, Inc., Class
a
A* 417 4,762
Cargurus, Inc., Class
a
A* 964 34,010
Cars.com, Inc.* 647 7,505
IAC, Inc.* 767 26,899
QuinStreet, Inc.* 645 9,004
Shutterstock, Inc. 273 5,684
TripAdvisor, Inc.* 1,316 19,569
Yelp, Inc., Class
a
A* 679 19,630
Ziff Davis, Inc.* 465 15,261
142,324
IT Services — 0.3%
DigitalOcean Holdings, Inc.* 774 34,458
DXC Technology Co.* 2,028 26,770
Grid Dynamics Holdings, Inc.* 748 6,553
67,781
Leisure Products — 0.2%
Acushnet Holdings Corp. 312 26,239
Sturm Ruger & Co., Inc. 183 5,512
Topgolf Callaway Brands Corp.* 1,583 20,389
52,140
Life Sciences Tools & Services — 0.2%
Azenta, Inc.* 462 16,429
BioLife Solutions, Inc.* 440 11,660
Cytek Biosciences, Inc.* 1,240 7,006
Fortrea Holdings, Inc.* 1,029 13,078
48,173
Machinery — 3.7%
Alamo Group, Inc. 122 19,565
Albany International Corp.,
Class
a
A 334 15,925
Astec Industries, Inc. 259 11,463
Enerpac Tool Group Corp.,
Class
a
A 611 23,139
Enpro, Inc. 239 53,261
ESCO Technologies, Inc. 293 62,383
Federal Signal Corp. 689 78,546
Franklin Electric Co., Inc. 433 41,200
Gates Industrial Corp. plc* 2,918 66,414
Greenbrier Cos., Inc. (The) 350 15,568
Hillenbrand, Inc. 799 25,440

See accompanying notes to the financial statements.
ULTRA SMALLCAP600 :: NOVEMBER 30, 2025 (UNAUDITED)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
120
SAA
::
Investments
Shares Value
Common Stocks (continued)
JBT Marel Corp. 589 $ 82,772
Kadant, Inc. 133 36,990
Kennametal, Inc. 861 23,833
Lindsay Corp. 123 14,136
Mueller Water Products, Inc.,
Class
a
A 1,771 42,929
Proto Labs, Inc.* 270 13,722
SPX Technologies, Inc.* 560 120,422
Standex International Corp. 137 33,587
Tennant Co. 209 15,284
Titan International, Inc.* 543 4,393
Trinity Industries, Inc. 916 24,292
Worthington Enterprises, Inc. 356 19,530
844,794
Marine Transportation — 0.2%
Matson, Inc. 360 39,233
Media — 0.4%
Cable One, Inc. 52 6,094
DoubleVerify Holdings, Inc.* 1,539 16,221
John Wiley & Sons, Inc.,
Class
a
A 464 16,871
Scholastic Corp. 256 7,562
TEGNA, Inc. 1,823 35,585
Thryv Holdings, Inc.* 468 2,635
84,968
Metals & Mining — 1.2%
Alpha Metallurgical Resources,
Inc.* 124 19,742
Century Aluminum Co.* 603 18,072
Hecla Mining Co. 7,491 125,998
Kaiser Aluminum Corp. 182 17,481
Materion Corp. 235 28,715
Metallus, Inc.* 408 6,899
SunCoke Energy, Inc. 959 6,253
Warrior Met Coal, Inc. 596 46,661
Worthington Steel, Inc. 369 12,454
282,275
Mortgage Real Estate Investment Trusts (REITs) — 0.7%
Adamas Trust, Inc. 952 7,254
Apollo Commercial Real Estate
Finance, Inc. 1,480 14,992
Arbor Realty Trust, Inc.(b) 2,179 19,415
ARMOUR Residential REIT, Inc. 1,275 22,338
Blackstone Mortgage Trust,
Inc., Class
a
A 1,807 35,182
Ellington Financial, Inc. 1,132 15,508
Franklin BSP Realty Trust, Inc. 932 9,712
KKR Real Estate Finance Trust,
Inc. 618 5,247
PennyMac Mortgage
Investment Trust 986 12,660
Ready Capital Corp. 1,750 4,428
Redwood Trust, Inc. 1,464 8,067
Two Harbors Investment Corp. 1,180 11,965
166,768
Investments
Shares Value
Common Stocks (continued)
Multi-Utilities — 0.2%
Avista Corp. 919 $ 38,028
Unitil Corp. 200 10,046
48,074
Office REITs — 0.5%
Brandywine Realty Trust, REIT 1,968 6,750
Douglas Emmett, Inc., REIT 1,897 23,125
Easterly Government
Properties, Inc., Class
a
A, REIT 488 10,638
Highwoods Properties, Inc.,
REIT 1,224 34,027
JBG SMITH Properties, REIT 699 12,743
SL Green Realty Corp., REIT 805 37,940
125,223
Oil, Gas & Consumable Fuels — 1.7%
California Resources Corp. 825 39,419
Comstock Resources, Inc.* 896 24,067
Core Natural Resources, Inc. 583 46,640
Crescent Energy Co., Class
a
A 2,106 19,860
CVR Energy, Inc.* 342 11,809
Dorian LPG Ltd. 416 10,308
International Seaways, Inc. 459 24,313
Kinetik Holdings, Inc.,
Class
a
A(b) 495 17,167
Magnolia Oil & Gas Corp.,
Class
a
A 2,099 48,571
Northern Oil & Gas, Inc. 1,100 24,629
Par Pacific Holdings, Inc.* 576 26,294
Peabody Energy Corp. 1,378 37,537
REX American Resources
Corp.* 321 10,590
SM Energy Co. 1,302 24,803
Talos Energy, Inc.* 1,464 16,777
Vital Energy, Inc.* 330 5,917
World Kinect Corp. 629 14,580
403,281
Paper & Forest Products — 0.1%
Sylvamo Corp. 384 18,190
Passenger Airlines — 0.4%
Allegiant Travel Co.* 153 11,628
JetBlue Airways Corp.* 3,296 15,063
SkyWest, Inc.* 457 46,394
Sun Country Airlines Holdings,
Inc.* 604 8,275
81,360
Personal Care Products — 0.1%
Edgewell Personal Care Co. 526 9,394
Interparfums, Inc. 207 16,823
26,217
Pharmaceuticals — 1.3%
Amphastar Pharmaceuticals,
Inc.* 406 11,246
ANI Pharmaceuticals, Inc.* 196 16,631

See accompanying notes to the financial statements.
NOVEMBER 30, 2025 (UNAUDITED) :: ULTRA SMALLCAP600
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
121
SAA
::
Investments
Shares Value
Common Stocks (continued)
Collegium Pharmaceutical, Inc.* 357 $ 16,665
Corcept Therapeutics, Inc.* 1,063 84,402
Harmony Biosciences Holdings,
Inc.* 450 15,880
Innoviva, Inc.* 678 14,733
Ligand Pharmaceuticals, Inc.* 222 45,106
Organon & Co. 2,945 22,706
Pacira BioSciences, Inc.* 509 11,997
Phibro Animal Health Corp.,
Class
a
A 231 9,674
Prestige Consumer Healthcare,
Inc.* 558 33,229
Supernus Pharmaceuticals,
Inc.* 635 28,950
311,219
Professional Services — 1.0%
Amentum Holdings, Inc.* 1,737 49,730
CSG Systems International, Inc. 311 24,497
Heidrick & Struggles
International, Inc. 235 13,834
Korn Ferry 593 39,002
ManpowerGroup, Inc. 524 15,070
Robert Half, Inc. 1,133 30,636
Upwork, Inc.* 1,502 29,650
Verra Mobility Corp., Class
a
A* 1,808 39,451
241,870
Real Estate Management & Development — 0.5%
Cushman & Wakefield Ltd.* 2,623 43,935
eXp World Holdings, Inc. 1,015 11,520
Kennedy-Wilson Holdings, Inc. 1,359 13,223
Marcus & Millichap, Inc. 274 8,028
St Joe Co. (The) 453 27,330
104,036
Residential REITs — 0.2%
Centerspace, REIT 190 12,684
Elme Communities, REIT 999 17,343
NexPoint Residential Trust, Inc.,
REIT 247 7,857
Veris Residential, Inc., REIT 920 13,855
51,739
Retail REITs — 1.1%
Acadia Realty Trust, REIT 1,484 30,526
Curbline Properties Corp., REIT 1,097 26,262
Getty Realty Corp., REIT 590 16,797
Macerich Co. (The), REIT 2,864 49,719
Phillips Edison & Co., Inc., REIT 1,423 50,516
Saul Centers, Inc., REIT 141 4,385
SITE Centers Corp., REIT 594 4,372
Tanger, Inc., REIT 1,282 43,050
Urban Edge Properties, REIT 1,425 27,388
Whitestone REIT 509 6,765
259,780
Semiconductors & Semiconductor Equipment — 2.6%
ACM Research, Inc., Class
a
A* 597 19,946
Investments
Shares Value
Common Stocks (continued)
Alpha & Omega Semiconductor
Ltd.* 280 $ 5,678
Axcelis Technologies, Inc.* 356 29,466
CEVA, Inc.* 271 5,851
Cohu, Inc.* 529 12,865
Diodes, Inc.* 526 24,306
Enphase Energy, Inc.* 1,481 42,727
FormFactor, Inc.* 874 48,088
Ichor Holdings Ltd.* 389 6,535
Impinj, Inc.* 293 50,358
Kulicke & Soffa Industries, Inc. 591 26,660
MaxLinear, Inc., Class
a
A* 927 14,433
PDF Solutions, Inc.* 362 9,810
Penguin Solutions, Inc.* 540 10,924
Photronics, Inc.* 681 15,602
Qorvo, Inc.* 955 82,025
Semtech Corp.* 982 72,825
SiTime Corp.* 247 73,532
SolarEdge Technologies, Inc.* 673 24,585
Ultra Clean Holdings, Inc.* 514 13,035
Veeco Instruments, Inc.* 682 19,935
609,186
Software — 2.9%
A10 Networks, Inc. 817 14,069
ACI Worldwide, Inc.* 1,169 54,779
Adeia, Inc. 1,239 15,326
Agilysys, Inc.* 287 35,290
Alarm.com Holdings, Inc.* 565 29,357
BlackLine, Inc.* 589 33,567
Box, Inc., Class
a
A* 1,641 48,475
Cleanspark, Inc.* 3,185 48,094
Clear Secure, Inc., Class
a
A 983 34,897
InterDigital, Inc. 292 104,463
LiveRamp Holdings, Inc.* 743 21,436
MARA Holdings, Inc.(b) 4,197 49,567
N-able, Inc.* 848 6,106
NCR Voyix Corp.* 1,566 15,832
Progress Software Corp.* 488 20,208
Q2 Holdings, Inc.* 707 50,996
Sprinklr, Inc., Class
a
A* 1,375 9,941
SPS Commerce, Inc.* 429 35,744
Teradata Corp.* 1,071 30,673
658,820
Specialized REITs — 0.6%
Four Corners Property Trust,
Inc., REIT 1,184 28,463
Millrose Properties, Inc., REIT(b) 1,747 53,214
Outfront Media, Inc., REIT 1,648 38,778
Safehold, Inc., REIT 520 7,212
127,667
Specialty Retail — 2.5%
Academy Sports & Outdoors,
Inc. 753 36,332
Advance Auto Parts, Inc. 680 35,278
American Eagle Outfitters, Inc. 1,826 37,250
Asbury Automotive Group, Inc.* 223 51,863
Boot Barn Holdings, Inc.* 346 67,062

See accompanying notes to the financial statements.
ULTRA SMALLCAP600 :: NOVEMBER 30, 2025 (UNAUDITED)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
122
SAA
::
Investments
Shares Value
Common Stocks (continued)
Buckle, Inc. (The) 341 $ 19,260
CarMax, Inc.* 1,700 65,722
Group 1 Automotive, Inc. 144 57,750
Guess?, Inc. 348 5,937
MarineMax, Inc.* 214 5,003
Monro, Inc. 340 6,361
National Vision Holdings, Inc.* 897 25,878
Sally Beauty Holdings, Inc.* 1,121 17,779
Shoe Carnival, Inc. 201 3,321
Signet Jewelers Ltd. 466 46,675
Sonic Automotive, Inc., Class
a
A 168 10,589
Upbound Group, Inc. 590 10,573
Urban Outfitters, Inc.* 609 45,109
Victoria's Secret & Co.* 905 37,404
585,146
Technology Hardware, Storage & Peripherals — 0.0%(c)
Corsair Gaming, Inc.* 529 3,449
Textiles, Apparel & Luxury Goods — 0.7%
Carter's, Inc. 413 13,179
G-III Apparel Group Ltd.* 432 12,593
Hanesbrands, Inc.* 4,008 25,932
Kontoor Brands, Inc. 579 43,049
Oxford Industries, Inc. 159 6,067
Steven Madden Ltd. 823 34,385
Wolverine World Wide, Inc. 921 14,929
150,134
Tobacco — 0.1%
Universal Corp. 282 14,878
Trading Companies & Distributors — 0.8%
Air Lease Corp., Class
a
A 1,190 76,077
Boise Cascade Co. 423 32,249
DNOW, Inc.* 2,127 29,693
DXP Enterprises, Inc.* 144 13,534
Rush Enterprises, Inc., Class
a
A 694 36,130
187,683
Water Utilities — 0.4%
American States Water Co. 436 32,164
California Water Service Group 675 30,625
H2O America 372 17,272
Middlesex Water Co. 204 10,467
90,528
Wireless Telecommunication Services — 0.2%
Gogo, Inc.* 846 6,049
Telephone and Data Systems,
Inc. 1,113 44,820
50,869
Total Common Stocks
(Cost $16,178,033)
16,664,038
Investments
Shares Value
Securities Lending Reinvestments (d) — 0 .2%
Investment Companies — 0 .2%
Invesco Government & Agency Portfolio,
Institutional Class 3.91% (e)
(Cost $50,405) 50,405 $ 50,405
Principal
Amount
Short-Term Investments — 21 .0%
Repurchase Agreements (f) — 21 .0%
Repurchase Agreements
with various counterparties,
rates 2.5% - 4.08%, dated
11/28/2025, due 12/1/2025,
total to be received $4,848,438
(Cost $4,846,873) $ 4,846,873
4,846,873
Total Investments — 93.4%
(Cost $21,075,311) 21,561,316
Other assets less liabilities — 6.6% 1,526,982
Net Assets — 100.0% $ 23,088,298
* Non-income producing security.
(a) Security exempt from registration pursuant to Regulation
S under the Securities Act of 1933. Regulation S applies to
securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.
(b) The security or a portion of this security is on loan at November
30, 2025. The total value of securities on loan at November
30, 2025 was $167,546, collateralized in the form of cash
with a value of $50,405 that was reinvested in the securities shown in the Securities Lending Reinvestment section of the
Schedule of Portfolio Investments and $120,003 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.13% – 6.25%, and maturity dates ranging from
December 31, 2025 – May 15, 2054. The total value of collateral is $170,408.
(c) Represents less than 0.05% of net assets.
(d) The security was purchased with cash collateral held from securities on loan at November 30, 2025. The total value of
securities purchased was $50,405.
(e) Rate shown is the 7-day yield as of November 30, 2025.
(f) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the
securities subject to repurchase.
Abbreviations
REIT Real Estate Investment Trust
As of November 30, 2025, the gross unrealized appreciation
(depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation $ 3,212,884
Aggregate gross unrealized depreciation (3,917,583)
Net unrealized depreciation $ (704,699)
Federal income tax cost $ 21,168,045

See accompanying notes to the financial statements.
NOVEMBER 30, 2025 (UNAUDITED) :: ULTRA SMALLCAP600
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
123
SAA
::
Swap Agreements
a
Ultra SmallCap600 had the following open non-exchange traded total return swap agreements as of November 30, 2025:
Notional
Amount
($)
A
Termination
Date
b
A
Counterparty
A
Rate Paid
(Received)
c
A
Reference
Instrument
A
Value and
Unrealized
Appreciation /
(Depreciation)
d
($)
A
Financial
Instruments for
the Benefit of
(the Fund)/the
Counterparty
($)
A
Cash Collateral
for the
Benefit of
(the Fund)/the
Counterparty
($)
A
Net
Amount
e
($)
A
10,973,796 1/12/2027
Bank of
America NA 4.74% S&P SmallCap 600
®
9,284 — — 9,284
8,848,791 11/4/2027 Citibank NA 4.44% S&P SmallCap 600
®
262,655 — — 262,655
4,197,032 3/6/2026
Societe
Generale 4.89% S&P SmallCap 600
®
(253,447) — 253,447 —
5,492,048 11/6/2026 UBS AG 4.59% S&P SmallCap 600
®
(1,116,462) — — (1,116,462)
29,511,667 (1,097,970)
Total Unrealized
Appreciation
271,939
Total Unrealized
Depreciation
(1,369,909)
a The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.
b Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
c Reflects the floating financing rate, as of November 30, 2025, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).
d The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statement of
Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statement of
Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statement of Assets and Liabilities.
e Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

ULTRA TECHNOLOGY :: NOVEMBER 30, 2025 (UNAUDITED)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
124
ROM
::
See accompanying notes to the financial statements.
Investments
Shares Value
Common Stocks (a) — 71 .2%
Communications Equipment — 3.3%
Arista Networks, Inc.* 55,977 $ 7,315,075
Cisco Systems, Inc. 215,080 16,548,255
F5, Inc.* 3,120 746,179
Motorola Solutions, Inc. 9,049 3,345,234
27,954,743
Electronic Equipment, Instruments & Components — 2.8%
Amphenol Corp., Class
a
A 66,312 9,343,361
CDW Corp. 7,118 1,026,558
Corning, Inc. 42,338 3,564,860
Jabil, Inc. 5,828 1,228,018
Keysight Technologies, Inc.* 9,348 1,850,437
TE Connectivity plc 16,049 3,629,481
Teledyne Technologies, Inc.* 2,547 1,272,277
Trimble, Inc.* 12,925 1,052,353
Zebra Technologies Corp.,
Class
a
A* 2,761 697,843
23,665,188
IT Services — 3.6%
Accenture plc, Class
a
A 33,829 8,457,250
Akamai Technologies, Inc.* 7,787 697,092
Cognizant Technology Solutions
Corp., Class
a
A 26,526 2,061,335
EPAM Systems, Inc.* 3,026 565,862
Gartner, Inc.* 4,113 957,260
GoDaddy, Inc., Class
a
A* 7,520 961,507
International Business
Machines Corp. 50,594 15,612,297
VeriSign, Inc. 4,565 1,150,334
30,462,937
Semiconductors & Semiconductor Equipment — 27.2%
Advanced Micro Devices, Inc.* 88,142 19,173,529
Analog Devices, Inc. 26,953 7,151,709
Applied Materials, Inc. 43,587 10,994,821
Broadcom, Inc. 91,526 36,881,317
First Solar, Inc.* 5,824 1,589,486
Intel Corp.* 237,729 9,642,288
KLA Corp. 7,167 8,424,594
Lam Research Corp. 68,740 10,723,440
Microchip Technology, Inc. 29,312 1,570,537
Micron Technology, Inc. 60,783 14,373,964
Monolithic Power Systems, Inc. 2,601 2,414,170
NVIDIA Corp. 474,830 84,044,910
NXP Semiconductors NV 13,693 2,669,313
ON Semiconductor Corp.* 22,212 1,115,931
Qnity Electronics, Inc. 6,269 508,353
QUALCOMM, Inc. 58,577 9,846,208
Skyworks Solutions, Inc. 8,062 531,689
Teradyne, Inc. 8,640 1,571,530
Texas Instruments, Inc. 49,379 8,309,004
231,536,793
Software — 23.2%
Adobe, Inc.* 23,040 7,375,795
AppLovin Corp., Class
a
A* 14,704 8,814,754
Investments
Shares Value
Common Stocks (a) (continued)
Autodesk, Inc.* 11,623 $ 3,525,721
Cadence Design Systems, Inc.* 14,800 4,615,232
Crowdstrike Holdings, Inc.,
Class
a
A* 13,536 6,891,990
Datadog, Inc., Class
a
A* 17,558 2,809,456
Fair Isaac Corp.* 1,304 2,354,802
Fortinet, Inc.* 35,376 2,870,055
Gen Digital, Inc. 30,440 802,703
Intuit, Inc. 15,151 9,606,946
Microsoft Corp. 144,626 71,157,438
Oracle Corp. 77,937 15,739,377
Palantir Technologies, Inc.,
Class
a
A* 123,523 20,807,449
Palo Alto Networks, Inc.* 36,277 6,897,346
PTC, Inc.* 6,506 1,141,348
Roper Technologies, Inc. 5,844 2,607,710
Salesforce, Inc. 51,923 11,970,328
ServiceNow, Inc.* 11,296 9,176,983
Synopsys, Inc.* 10,050 4,201,001
Tyler Technologies, Inc.* 2,350 1,103,607
Workday, Inc., Class
a
A* 11,732 2,529,654
196,999,695
Technology Hardware, Storage & Peripherals — 11.1%
Apple, Inc. 288,783 80,527,140
Dell Technologies, Inc., Class
a
C 16,468 2,196,008
Hewlett Packard Enterprise Co. 71,270 1,558,675
HP, Inc. 51,015 1,245,786
NetApp, Inc. 10,868 1,212,434
Sandisk Corp.* 4,135 923,263
Seagate Technology Holdings
plc 11,551 3,196,046
Super Micro Computer, Inc.* 27,229 921,702
Western Digital Corp. 18,858 3,080,077
94,861,131
Total Common Stocks
(Cost $473,755,147)
605,480,487
Principal
Amount
Short-Term Investments — 13 .9%
Repurchase Agreements (b) — 5 .7%
Repurchase Agreements
with various counterparties,
rates 2.5% - 4.08%, dated
11/28/2025, due 12/1/2025,
total to be received
$48,040,269
(Cost $48,024,752) $ 48,024,752
48,024,752

See accompanying notes to the financial statements.
NOVEMBER 30, 2025 (UNAUDITED) :: ULTRA TECHNOLOGY
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
125
ROM
::
Investments
Principal
Amount Value
U.S. Treasury Obligations (a) — 8 .2%
U.S. Treasury Bills
3.88%, 12/16/2025 (c) $ 35,000,000 $ 34,943,132
3.90%, 12/23/2025 (c) 35,000,000 34,916,719
Total U.S. Treasury Obligations
(Cost $69,860,491) 69,859,851
Total Short-Term Investments
(Cost $117,885,243) 117,884,603
Total Investments — 85.1%
(Cost $591,640,390) 723,365,090
Other assets less liabilities — 14.9% 126,381,470
Net Assets — 100.0% $ 849,746,560
* Non-income producing security.
(a) All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $122,417,992.
(b) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the
securities subject to repurchase.
(c) The rate shown was the current yield as of November 30, 2025.
As of November 30, 2025, the gross unrealized appreciation
(depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation $ 264,744,829
Aggregate gross unrealized depreciation (25,185,270)
Net unrealized appreciation $ 239,559,559
Federal income tax cost $ 595,509,528
Swap Agreements
a
Ultra Technology had the following open non-exchange traded total return swap agreements as of November 30, 2025:
Notional
Amount
($)
A
Termination
Date
b
A
Counterparty
A
Rate Paid
(Received)
c
A
Reference
Instrument
A
Value and
Unrealized
Appreciation /
(Depreciation)
d
($)
A
Financial
Instruments for
the Benefit of
(the Fund)/the
Counterparty
($)
A
Cash Collateral
for the
Benefit of
(the Fund)/the
Counterparty
($)
A
Net
Amount
e
($)
A
130,584,466 4/15/2027
Bank of
America NA 5.02%
S&P Technology
Select Sector Index
f
28,445,113 (28,292,245) — 152,868
111,438,493 11/15/2027
Barclays Bank
PLC 4.79%
S&P Technology
Select Sector Index
f
(1,276,499) 1,276,499 — —
144,656,539 11/15/2027 BNP Paribas 4.79%
S&P Technology
Select Sector Index
f
(1,853,773) 1,853,773 — —
154,279,948 4/15/2027 Citibank NA 4.94%
S&P Technology
Select Sector Index
f
33,284,492 (33,073,848) — 210,644
175,987,361 11/15/2027
Goldman Sachs
International 4.64%
S&P Technology
Select Sector Index
f
(4,449,878) 4,449,878 — —
111,899,495 11/15/2027
J.P. Morgan
Securities, LLC 4.64%
S&P Technology
Select Sector Index
f
(1,417,929) — 1,417,929 —
75,679,175 3/8/2027
Societe
Generale 5.19%
S&P Technology
Select Sector Index
f
15,436,507 (15,436,507) — —
184,769,441 4/15/2027 UBS AG 4.69%
S&P Technology
Select Sector Index
f
43,535,964 (42,473,015) — 1,062,949
1,089,294,918 111,703,997
Total Unrealized
Appreciation
120,702,076
Total Unrealized
Depreciation
(8,998,079)
a
The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.
b Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
c Reflects the floating financing rate, as of November 30, 2025, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).
d The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statement of
Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statement of
Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statement of Assets and Liabilities.
e Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.
f See the Common Stocks section of the preceding Schedule of Portfolio Investments for the representative components of the underlying reference instrument and their relative weightings.

ULTRA UTILITIES :: NOVEMBER 30, 2025 (UNAUDITED)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
126
UPW
::
See accompanying notes to the financial statements.
Investments
Shares Value
Common Stocks (a) — 67 .3%
Electric Utilities — 44.1%
Alliant Energy Corp. 2,247 $ 156,099
American Electric Power Co.,
Inc. 4,681 579,367
Constellation Energy Corp. 2,733 995,796
Duke Energy Corp. 6,806 843,536
Edison International 3,367 198,283
Entergy Corp. 3,906 380,913
Evergy, Inc. 2,015 156,465
Eversource Energy 3,247 218,133
Exelon Corp. 8,839 416,494
FirstEnergy Corp. 4,549 217,078
NextEra Energy, Inc. 18,022 1,555,118
NRG Energy, Inc. 1,692 286,777
PG&E Corp. 19,231 310,004
Pinnacle West Capital Corp. 1,044 94,858
PPL Corp. 6,470 238,743
Southern Co. (The) 9,625 877,030
Xcel Energy, Inc. 5,175 424,919
7,949,613
Gas Utilities — 1.4%
Atmos Energy Corp. 1,403 247,447
Independent Power and Renewable Electricity Producers — 3.3%
AES Corp. (The) 6,230 87,594
Vistra Corp. 2,787 498,483
586,077
Multi-Utilities — 17.3%
Ameren Corp. 2,365 251,518
CenterPoint Energy, Inc. 5,713 228,406
CMS Energy Corp. 2,618 197,502
Consolidated Edison, Inc. 3,156 316,736
Dominion Energy, Inc. 7,468 468,766
DTE Energy Co. 1,818 249,120
NiSource, Inc. 4,120 181,816
Public Service Enterprise
Group, Inc. 4,367 364,732
Sempra 5,711 540,946
WEC Energy Group, Inc. 2,815 315,477
3,115,019
Water Utilities — 1.2%
American Water Works Co., Inc. 1,706 221,899
Total Common Stocks
(Cost $10,432,382)
12,120,055
Investments
Principal
Amount Value
Short-Term Investments — 3 .1%
Repurchase Agreements (b) — 3 .1%
Repurchase Agreements
with various counterparties,
rates 2.5% - 4.08%, dated
11/28/2025, due 12/1/2025,
total to be received $565,384
(Cost $565,203) $ 565,203
$ 565,203
Total Investments — 70.4%
(Cost $10,997,585) 12,685,258
Other assets less liabilities — 29.6% 5,329,445
Net Assets — 100.0% $ 18,014,703
(a) All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $1,006,989.
(b) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the
securities subject to repurchase.
As of November 30, 2025, the gross unrealized appreciation
(depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation $ 5,016,117
Aggregate gross unrealized depreciation (89,442)
Net unrealized appreciation $ 4,926,675
Federal income tax cost $ 11,018,083

See accompanying notes to the financial statements.
NOVEMBER 30, 2025 (UNAUDITED) :: ULTRA UTILITIES
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
127
UPW
::
Swap Agreements
a
Ultra Utilities had the following open non-exchange traded total return swap agreements as of November 30, 2025:
Notional
Amount
($)
A
Termination
Date
b
A
Counterparty
A
Rate Paid
(Received)
c
A
Reference
Instrument
A
Value and
Unrealized
Appreciation
d
($)
A
Financial
Instruments for
the Benefit of
(the Fund)/the
Counterparty
($)
A
Cash Collateral
for the
Benefit of
(the Fund)/the
Counterparty
($)
A
Net
Amount
e
($)
A
3,694,032 3/8/2027
Bank of
America NA 4.94%
S&P Utilities Select
Sector Index
f
661,092 (661,092) — —
4,059,416 11/16/2027 Citibank NA 4.79%
S&P Utilities Select
Sector Index
f
11,064 — — 11,064
4,084,993 3/8/2027
Goldman Sachs
International 4.64%
S&P Utilities Select
Sector Index
f
996,287 (982,653) — 13,634
5,905,519 3/8/2027
Societe
Generale 4.94%
S&P Utilities Select
Sector Index
f
766,760 (766,760) — —
6,145,759 3/8/2027 UBS AG 4.59%
S&P Utilities Select
Sector Index
f
824,297 (697,169) — 127,128
23,889,719 3,259,500
Total Unrealized
Appreciation
3,259,500
a The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.
b Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
c Reflects the floating financing rate, as of November 30, 2025, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).
d The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statement of
Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statement of
Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statement of Assets and Liabilities.
e Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.
f See the Common Stocks section of the preceding Schedule of Portfolio Investments for the representative components of the underlying reference instrument and their relative weightings.

ULTRAPRO DOW30
~
SM
:: NOVEMBER 30, 2025 (UNAUDITED)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
128
UDOW
::
See accompanying notes to the financial statements.
Investments
Shares Value
Common Stocks (a) — 75 .3%
Aerospace & Defense — 1.8%
Boeing Co. (The)* 72,445 $ 13,692,105
Banks — 3.0%
JPMorgan Chase & Co. 72,456 22,684,525
Beverages — 0.7%
Coca-Cola Co. (The) 72,437 5,296,594
Biotechnology — 3.4%
Amgen, Inc. 72,464 25,033,413
Broadline Retail — 2.3%
Amazon.com, Inc.* 72,445 16,895,623
Capital Markets — 8.0%
Goldman Sachs Group, Inc.
(The) 72,464 59,858,163
Chemicals — 3.3%
Sherwin-Williams Co. (The) 72,464 24,905,152
Communications Equipment — 0.8%
Cisco Systems, Inc. 72,433 5,572,995
Consumer Finance — 3.6%
American Express Co. 72,464 26,468,925
Consumer Staples Distribution & Retail — 1.1%
Walmart, Inc. 72,430 8,004,239
Diversified Telecommunication Services — 0.4%
Verizon Communications, Inc. 72,445 2,978,214
Entertainment — 1.0%
Walt Disney Co. (The) 72,437 7,567,493
Financial Services — 3.3%
Visa, Inc., Class
a
A 72,464 24,234,860
Health Care Providers & Services — 3.2%
UnitedHealth Group, Inc. 72,464 23,896,453
Hotels, Restaurants & Leisure — 3.0%
McDonald's Corp. 72,464 22,595,725
Household Products — 1.4%
Procter & Gamble Co. (The) 72,442 10,733,007
Industrial Conglomerates — 3.5%
3M Co. 72,434 12,462,270
Honeywell International, Inc. 72,451 13,924,357
26,386,627
Insurance — 2.9%
Travelers Cos., Inc. (The) 72,449 21,217,414
Investments
Shares Value
Common Stocks (a) (continued)
IT Services — 3.0%
International Business
Machines Corp. 72,452 $ 22,357,238
Machinery — 5.6%
Caterpillar, Inc. 72,464 41,721,873
Oil, Gas & Consumable Fuels — 1.5%
Chevron Corp. 72,445 10,948,613
Pharmaceuticals — 3.0%
Johnson & Johnson 72,446 14,990,526
Merck & Co., Inc. 72,431 7,592,942
22,583,468
Semiconductors & Semiconductor Equipment — 1.7%
NVIDIA Corp. 72,438 12,821,526
Software — 7.0%
Microsoft Corp. 72,464 35,653,012
Salesforce, Inc. 72,466 16,706,312
52,359,324
Specialty Retail — 3.5%
Home Depot, Inc. (The) 72,464 25,863,851
Technology Hardware, Storage & Peripherals — 2.7%
Apple, Inc. 72,447 20,201,846
Textiles, Apparel & Luxury Goods — 0.6%
NIKE, Inc., Class
a
B 72,433 4,681,345
Total Common Stocks
(Cost $572,869,702)
561,560,611
Principal
Amount
Short-Term Investments — 21 .9%
Repurchase Agreements (b) — 3 .7%
Repurchase Agreements
with various counterparties,
rates 2.5% - 4.08%, dated
11/28/2025, due 12/1/2025,
total to be received
$27,927,283
(Cost $27,918,263) $ 27,918,263
27,918,263

See accompanying notes to the financial statements.
NOVEMBER 30, 2025 (UNAUDITED) :: ULTRAPRO DOW30
~
SM
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
129
UDOW
::
Investments
Principal
Amount Value
U.S. Treasury Obligations (a) — 18 .2%
U.S. Treasury Bills
4.04%, 12/2/2025 (c) $ 100,000,000 $ 99,989,108
3.90%, 12/23/2025 (c) 10,000,000 9,976,205
3.90%, 12/26/2025 (c) 25,000,000 24,932,511
Total U.S. Treasury Obligations
(Cost $134,897,658) 134,897,824
Total Short-Term Investments
(Cost $162,815,921) 162,816,087
Total Investments — 97.2%
(Cost $735,685,623) 724,376,698
Other assets less liabilities — 2.8% 21,244,914
Net Assets — 100.0% $ 745,621,612
* Non-income producing security.
(a) All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $74,863,337.
(b) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the
securities subject to repurchase.
(c) The rate shown was the current yield as of November 30, 2025.
As of November 30, 2025, the gross unrealized appreciation
(depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation $ 42,001,148
Aggregate gross unrealized depreciation (37,878,140)
Net unrealized appreciation $ 4,123,008
Federal income tax cost $ 739,572,424
Futures Contracts Purchased
UltraPro Dow30
SM
had the following open long futures contracts as of November 30, 2025:
Number of
Contracts
AAAAAA
Expiration Date
AAAAAA
Trading
Currency
AA
Notional Amount
AAAAAA
Value and
Unrealized
Appreciation
AAAAAA
DJIA CBOT E-Mini Index 231 12/19/2025 U.S. Dollar $ 55,143,165 $ 1,655,225
Swap Agreements
a
UltraPro Dow30
SM
had the following open non-exchange traded total return swap agreements as of November 30, 2025:
Notional
Amount
($)
A
Termination
Date
b
A
Counterparty
A
Rate Paid
(Received)
c
A
Reference
Instrument
A
Value and
Unrealized
Appreciation /
(Depreciation)
d
($)
A
Financial
Instruments for
the Benefit of
(the Fund)/the
Counterparty
($)
A
Cash Collateral
for the
Benefit of
(the Fund)/the
Counterparty
($)
A
Net
Amount
e
($)
A
223,790,010 3/8/2027
Bank of
America NA 4.99%
Dow Jones Industrial
Average
SM
(1,303,285) 1,303,285 — —
307,675,476 11/4/2027
Barclays Bank
PLC 4.84%
Dow Jones Industrial
Average
SM
3,481,530 — — 3,481,530
195,828,188 4/6/2027 BNP Paribas 4.79%
Dow Jones Industrial
Average
SM
6,836,576 (5,679,402) — 1,157,174
251,990,414 1/12/2027 Citibank NA 4.84%
Dow Jones Industrial
Average
SM
(2,079,879) 2,079,879 — —
359,877,240 3/8/2027
Societe
Generale 4.94%
Dow Jones Industrial
Average
SM
1,701,459 — — 1,701,459
281,097,430 4/6/2027 UBS AG 4.69%
Dow Jones Industrial
Average
SM
9,027,108 (7,471,549) — 1,555,559
1,620,258,758 17,663,509
Total Unrealized
Appreciation
21,046,673
Total Unrealized
Depreciation
(3,383,164)
a The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.
b Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
c Reflects the floating financing rate, as of November 30, 2025, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).
d The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statement of
Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statement of
Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statement of Assets and Liabilities.
e Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

ULTRAPRO MIDCAP400 :: NOVEMBER 30, 2025 (UNAUDITED)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
130
UMDD
::
See accompanying notes to the financial statements.
Investments
Shares Value
Common Stocks — 69 .7%
Aerospace & Defense — 2.5%
AeroVironment, Inc.* 195 $ 54,495
ATI, Inc.* 845 85,176
BWX Technologies, Inc. 560 100,173
Carpenter Technology Corp. 306 97,473
Curtiss-Wright Corp. 231 130,351
Hexcel Corp. 488 37,200
Kratos Defense & Security
Solutions, Inc.* 1,035 78,763
Woodward, Inc. 368 110,411
694,042
Air Freight & Logistics — 0.1%
GXO Logistics, Inc.* 702 35,619
Automobile Components — 0.5%
Autoliv, Inc. 433 51,090
Gentex Corp. 1,346 30,729
Goodyear Tire & Rubber Co.
(The)* 1,754 15,190
Lear Corp. 326 34,999
Visteon Corp. 167 17,243
149,251
Automobiles — 0.2%
Harley-Davidson, Inc. 745 18,245
Thor Industries, Inc. 326 34,432
52,677
Banks — 4.5%
Associated Banc-Corp. 1,002 26,343
Bank OZK 649 29,867
Cadence Bank 1,142 45,497
Columbia Banking System, Inc. 1,833 50,811
Comerica, Inc. 788 63,339
Commerce Bancshares, Inc. 761 41,026
Cullen/Frost Bankers, Inc. 394 48,746
East West Bancorp, Inc. 845 90,162
First Financial Bankshares, Inc. 798 24,930
First Horizon Corp. 3,113 69,544
Flagstar Bank NA 1,834 22,448
FNB Corp. 2,202 36,641
Glacier Bancorp, Inc. 788 33,332
Hancock Whitney Corp. 520 31,507
Home BancShares, Inc. 1,124 31,540
International Bancshares Corp. 332 22,071
Old National Bancorp 2,138 46,459
Pinnacle Financial Partners, Inc. 471 43,181
Prosperity Bancshares, Inc. 582 39,989
Southstate Bank Corp. 620 55,496
Synovus Financial Corp. 851 41,018
Texas Capital Bancshares, Inc.* 280 25,248
UMB Financial Corp. 438 48,653
United Bankshares, Inc. 866 32,250
Valley National Bancorp 2,951 33,405
Webster Financial Corp. 1,019 60,732
Western Alliance Bancorp 635 51,772
Wintrust Financial Corp. 410 54,948
Investments
Shares Value
Common Stocks (continued)
Zions Bancorp NA 905 $ 48,173
1,249,128
Beverages — 0.4%
Boston Beer Co., Inc. (The),
Class
a
A* 48 9,350
Celsius Holdings, Inc.* 980 40,121
Coca-Cola Consolidated, Inc. 367 59,803
109,274
Biotechnology — 1.9%
BioMarin Pharmaceutical, Inc.* 1,177 65,830
Cytokinetics, Inc.* 734 50,007
Exelixis, Inc.* 1,650 72,881
Halozyme Therapeutics, Inc.* 717 51,194
Neurocrine Biosciences, Inc.* 608 92,513
Roivant Sciences Ltd.* 2,637 54,876
United Therapeutics Corp.* 277 134,622
521,923
Broadline Retail — 0.3%
Macy's, Inc. 1,665 37,230
Ollie's Bargain Outlet Holdings,
Inc.* 376 46,289
83,519
Building Products — 1.4%
AAON, Inc. 415 38,794
Advanced Drainage Systems,
Inc. 439 66,895
Carlisle Cos., Inc. 261 83,016
Fortune Brands Innovations,
Inc. 736 38,000
Owens Corning 513 58,092
Simpson Manufacturing Co.,
Inc. 255 42,682
Trex Co., Inc.* 657 22,982
UFP Industries, Inc. 359 33,383
383,844
Capital Markets — 2.0%
Affiliated Managers Group, Inc. 174 46,777
Carlyle Group, Inc. (The) 1,597 87,084
Evercore, Inc., Class
a
A 237 75,857
Federated Hermes, Inc.,
Class
a
B 453 22,727
Hamilton Lane, Inc., Class
a
A 248 30,736
Houlihan Lokey, Inc., Class
a
A 333 58,408
Janus Henderson Group plc 765 33,438
Jefferies Financial Group, Inc. 1,012 58,251
Morningstar, Inc. 150 32,229
SEI Investments Co. 576 46,575
Stifel Financial Corp. 626 76,372
568,454
Chemicals — 0.9%
Ashland, Inc. 280 14,812
Avient Corp. 561 17,161
Axalta Coating Systems Ltd.* 1,328 40,013
Cabot Corp. 326 20,398

See accompanying notes to the financial statements.
NOVEMBER 30, 2025 (UNAUDITED) :: ULTRAPRO MIDCAP400
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
131
UMDD
::
Investments
Shares Value
Common Stocks (continued)
NewMarket Corp. 48 $ 36,649
Olin Corp. 703 14,833
RPM International, Inc. 787 84,406
Scotts Miracle-Gro Co. (The) 273 15,457
Westlake Corp. 204 13,629
257,358
Commercial Services & Supplies — 1.1%
Brink's Co. (The) 255 28,644
Clean Harbors, Inc.* 309 70,316
MSA Safety, Inc. 226 36,454
RB Global, Inc. 1,138 111,752
Tetra Tech, Inc. 1,611 55,966
303,132
Communications Equipment — 1.1%
Ciena Corp.* 867 177,050
Lumentum Holdings, Inc.* 428 139,169
316,219
Construction & Engineering — 2.2%
AECOM 812 83,741
API Group Corp.* 2,269 89,762
Comfort Systems USA, Inc. 216 211,019
Fluor Corp.* 991 42,544
MasTec, Inc.* 376 80,419
Sterling Infrastructure, Inc.* 186 64,042
Valmont Industries, Inc. 121 49,969
621,496
Construction Materials — 0.3%
Eagle Materials, Inc. 199 44,520
Knife River Corp.* 347 25,970
70,490
Consumer Finance — 0.5%
Ally Financial, Inc. 1,717 70,912
FirstCash Holdings, Inc. 239 37,860
SLM Corp. 1,278 37,445
146,217
Consumer Staples Distribution & Retail — 2.0%
Albertsons Cos., Inc., Class
a
A 2,471 45,294
BJ's Wholesale Club Holdings,
Inc.* 810 72,276
Casey's General Stores, Inc. 228 130,065
Maplebear, Inc.* 1,130 47,471
Performance Food Group Co.* 960 93,187
Sprouts Farmers Market, Inc.* 599 50,202
US Foods Holding Corp.* 1,380 108,565
547,060
Containers & Packaging — 0.7%
AptarGroup, Inc. 404 50,399
Crown Holdings, Inc. 705 68,265
Graphic Packaging Holding Co. 1,816 29,383
Greif, Inc., Class
a
A 160 10,501
Silgan Holdings, Inc. 544 21,564
Investments
Shares Value
Common Stocks (continued)
Sonoco Products Co. 605 $ 25,513
205,625
Diversified Consumer Services — 0.7%
Duolingo, Inc., Class
a
A* 243 46,513
Graham Holdings Co., Class
a
B 21 23,236
Grand Canyon Education, Inc.* 170 26,816
H&R Block, Inc. 821 34,580
Service Corp. International 860 68,310
199,455
Diversified REITs — 0.3%
WP Carey, Inc., REIT 1,343 90,478
Diversified Telecommunication Services — 0.3%
Frontier Communications
Parent, Inc.* 1,535 58,207
Iridium Communications, Inc. 651 10,677
68,884
Electric Utilities — 0.7%
ALLETE, Inc. 355 24,005
IDACORP, Inc. 331 43,619
OGE Energy Corp. 1,235 56,538
Portland General Electric Co. 672 34,151
TXNM Energy, Inc. 581 33,960
192,273
Electrical Equipment — 1.4%
Acuity, Inc. 186 68,154
EnerSys 230 32,915
Nextpower, Inc., Class
a
A* 907 83,099
nVent Electric plc 987 105,876
Regal Rexnord Corp. 407 59,418
Sensata Technologies Holding
plc 893 28,639
378,101
Electronic Equipment, Instruments & Components — 2.6%
Arrow Electronics, Inc.* 316 34,131
Avnet, Inc. 514 24,420
Belden, Inc. 243 27,556
Cognex Corp. 1,029 39,205
Coherent Corp.* 953 156,540
Crane NXT Co. 303 17,059
Fabrinet* 220 101,070
Flex Ltd.* 2,301 136,012
IPG Photonics Corp.* 155 12,344
Littelfuse, Inc. 152 38,915
Novanta, Inc.* 221 25,119
TD SYNNEX Corp. 470 71,666
Vontier Corp. 899 32,616
716,653
Energy Equipment & Services — 0.7%
NOV, Inc. 2,277 34,975
TechnipFMC plc 2,520 114,055
Valaris Ltd.* 406 22,902

See accompanying notes to the financial statements.
ULTRAPRO MIDCAP400 :: NOVEMBER 30, 2025 (UNAUDITED)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
132
UMDD
::
Investments
Shares Value
Common Stocks (continued)
Weatherford International plc 440 $ 32,912
204,844
Entertainment — 0.1%
Warner Music Group Corp.,
Class
a
A 894 25,247
Financial Services — 1.0%
Equitable Holdings, Inc. 1,836 85,723
Essent Group Ltd. 604 37,907
Euronet Worldwide, Inc.* 248 18,374
MGIC Investment Corp. 1,413 40,059
Shift4 Payments, Inc.,
Class
a
A(a) 413 30,471
Voya Financial, Inc. 591 41,547
WEX, Inc.* 210 31,156
285,237
Food Products — 0.6%
Darling Ingredients, Inc.* 970 35,512
Flowers Foods, Inc. 1,294 13,885
Ingredion, Inc. 393 42,263
Marzetti Co. (The) 125 20,867
Pilgrim's Pride Corp. 262 9,966
Post Holdings, Inc.* 293 30,481
152,974
Gas Utilities — 0.8%
National Fuel Gas Co. 554 45,677
New Jersey Resources Corp. 616 29,617
ONE Gas, Inc. 368 30,816
Southwest Gas Holdings, Inc. 393 32,639
Spire, Inc. 362 32,095
UGI Corp. 1,318 52,127
222,971
Ground Transportation — 1.0%
Avis Budget Group, Inc.(a) 104 14,132
Knight-Swift Transportation
Holdings, Inc., Class
a
A 995 45,571
Landstar System, Inc. 212 27,738
Ryder System, Inc. 250 43,303
Saia, Inc.* 163 45,894
XPO, Inc.* 722 102,567
279,205
Health Care Equipment & Supplies — 1.0%
DENTSPLY SIRONA, Inc. 1,223 13,869
Envista Holdings Corp.* 1,019 21,297
Globus Medical, Inc., Class
a
A* 690 62,817
Haemonetics Corp.* 295 23,998
Lantheus Holdings, Inc.* 417 24,549
LivaNova plc* 335 21,376
Masimo Corp.* 283 40,308
Penumbra, Inc.* 239 70,068
278,282
Health Care Providers & Services — 1.5%
Chemed Corp. 89 39,088
Investments
Shares Value
Common Stocks (continued)
Encompass Health Corp. 617 $ 71,708
Ensign Group, Inc. (The) 351 65,125
HealthEquity, Inc.* 530 55,745
Hims & Hers Health, Inc.* 1,268 50,416
Option Care Health, Inc.* 995 30,944
Tenet Healthcare Corp.* 542 117,527
430,553
Health Care REITs — 0.5%
Healthcare Realty Trust, Inc.,
Class
a
A, REIT 2,156 39,304
Omega Healthcare Investors,
Inc., REIT 1,808 83,023
Sabra Health Care REIT, Inc. 1,470 28,680
151,007
Health Care Technology — 0.2%
Doximity, Inc., Class
a
A* 836 43,004
Hotel & Resort REITs — 0.1%
Park Hotels & Resorts, Inc.,
REIT 1,226 13,265
Hotels, Restaurants & Leisure — 1.8%
Aramark 1,611 59,881
Boyd Gaming Corp. 364 30,321
Cava Group, Inc.* 611 29,872
Choice Hotels International, Inc. 127 11,590
Churchill Downs, Inc. 408 44,509
Hilton Grand Vacations, Inc.* 378 16,190
Hyatt Hotels Corp., Class
a
A 260 42,741
Marriott Vacations Worldwide
Corp. 170 9,282
Planet Fitness, Inc., Class
a
A* 514 57,552
Texas Roadhouse, Inc., Class
a
A 407 71,327
Travel + Leisure Co. 398 27,295
Vail Resorts, Inc. 228 31,968
Wingstop, Inc. 171 45,269
Wyndham Hotels & Resorts,
Inc. 468 34,257
512,054
Household Durables — 1.3%
KB Home 417 26,826
Somnigroup International, Inc. 1,287 117,786
Taylor Morrison Home Corp.,
Class
a
A* 606 37,990
Toll Brothers, Inc. 602 84,178
TopBuild Corp.* 172 77,830
Whirlpool Corp.(a) 343 26,531
371,141
Independent Power and Renewable Electricity Producers — 0.5%
Ormat Technologies, Inc. 372 42,002
Talen Energy Corp.* 280 110,396
152,398
Industrial REITs — 0.8%
EastGroup Properties, Inc.,
REIT 327 59,246

See accompanying notes to the financial statements.
NOVEMBER 30, 2025 (UNAUDITED) :: ULTRAPRO MIDCAP400
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
133
UMDD
::
Investments
Shares Value
Common Stocks (continued)
First Industrial Realty Trust, Inc.,
REIT 812 $ 46,479
Rexford Industrial Realty, Inc.,
REIT 1,447 60,210
STAG Industrial, Inc., REIT 1,145 44,975
210,910
Insurance — 2.8%
American Financial Group, Inc. 424 58,393
Brighthouse Financial, Inc.* 350 22,943
CNO Financial Group, Inc. 594 24,313
Fidelity National Financial, Inc. 1,566 93,067
First American Financial Corp. 624 41,034
Hanover Insurance Group, Inc.
(The) 219 40,636
Kemper Corp. 385 15,677
Kinsale Capital Group, Inc. 136 52,346
Old Republic International
Corp. 1,401 64,586
Primerica, Inc. 199 51,207
Reinsurance Group of America,
Inc. 405 76,897
RenaissanceRe Holdings Ltd. 289 75,478
RLI Corp. 563 34,715
Ryan Specialty Holdings, Inc.,
Class
a
A 691 40,126
Selective Insurance Group, Inc. 373 29,303
Unum Group 961 73,007
793,728
Interactive Media & Services — 0.1%
ZoomInfo Technologies, Inc.,
Class
a
A* 1,719 17,052
IT Services — 0.9%
ASGN, Inc.* 269 12,108
Kyndryl Holdings, Inc.* 1,417 36,601
Okta, Inc., Class
a
A* 1,025 82,338
Twilio, Inc., Class
a
A* 941 122,038
253,085
Leisure Products — 0.4%
Brunswick Corp. 401 26,510
Mattel, Inc.* 1,975 41,712
Polaris, Inc. 327 21,700
YETI Holdings, Inc.* 498 20,657
110,579
Life Sciences Tools & Services — 1.4%
Avantor, Inc.* 4,179 49,020
Bio-Rad Laboratories, Inc.,
Class
a
A* 112 36,384
Bruker Corp. 679 33,142
Illumina, Inc.* 942 123,826
Medpace Holdings, Inc.* 136 80,575
Repligen Corp.* 324 55,410
Sotera Health Co.* 1,271 22,217
400,574
Investments
Shares Value
Common Stocks (continued)
Machinery — 3.6%
AGCO Corp. 380 $ 40,265
Chart Industries, Inc.* 271 55,270
CNH Industrial NV 5,444 51,337
Crane Co. 300 54,975
Donaldson Co., Inc. 714 64,189
Esab Corp. 350 39,284
Flowserve Corp. 802 57,223
Graco, Inc. 1,016 83,759
ITT, Inc. 478 88,028
Lincoln Electric Holdings, Inc. 338 80,927
Middleby Corp. (The)* 286 33,805
Mueller Industries, Inc. 679 74,602
Oshkosh Corp. 392 50,247
RBC Bearings, Inc.* 193 85,879
Terex Corp. 402 18,576
Timken Co. (The) 389 31,661
Toro Co. (The) 605 42,193
Watts Water Technologies, Inc.,
Class
a
A 168 46,348
998,568
Marine Transportation — 0.1%
Kirby Corp.* 342 38,824
Media — 0.6%
EchoStar Corp., Class
a
A* 824 60,391
New York Times Co. (The),
Class
a
A 993 64,049
Nexstar Media Group, Inc.,
Class
a
A 175 33,624
158,064
Metals & Mining — 1.4%
Alcoa Corp. 1,587 66,241
Cleveland-Cliffs, Inc.* 3,492 45,536
Commercial Metals Co. 686 43,753
MP Materials Corp.(a) 825 51,109
Reliance, Inc. 322 89,941
Royal Gold, Inc. 495 100,901
397,481
Mortgage Real Estate Investment Trusts (REITs) — 0.5%
Annaly Capital Management,
Inc. 3,936 89,741
Starwood Property Trust, Inc. 2,116 38,807
128,548
Multi-Utilities — 0.2%
Black Hills Corp. 447 32,984
Northwestern Energy Group,
Inc. 376 25,978
58,962
Office REITs — 0.4%
COPT Defense Properties, REIT 691 21,234
Cousins Properties, Inc., REIT 1,030 26,553
Kilroy Realty Corp., REIT 667 28,608

See accompanying notes to the financial statements.
ULTRAPRO MIDCAP400 :: NOVEMBER 30, 2025 (UNAUDITED)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
134
UMDD
::
Investments
Shares Value
Common Stocks (continued)
Vornado Realty Trust, REIT 989 $ 36,415
112,810
Oil, Gas & Consumable Fuels — 2.2%
Antero Midstream Corp. 2,053 36,974
Antero Resources Corp.* 1,799 65,537
Chord Energy Corp. 351 32,945
Civitas Resources, Inc. 511 15,008
CNX Resources Corp.* 867 33,674
DT Midstream, Inc. 623 75,670
HF Sinclair Corp. 975 51,587
Matador Resources Co. 717 30,401
Murphy Oil Corp. 823 26,394
Ovintiv, Inc. 1,576 64,553
PBF Energy, Inc., Class
a
A 504 17,378
Permian Resources Corp.,
Class
a
A 4,287 62,119
Range Resources Corp. 1,460 57,655
Viper Energy, Inc., Class
a
A 1,034 37,772
607,667
Paper & Forest Products — 0.1%
Louisiana-Pacific Corp. 389 31,902
Passenger Airlines — 0.3%
Alaska Air Group, Inc.* 707 30,302
American Airlines Group, Inc.* 4,045 56,832
87,134
Personal Care Products — 0.2%
BellRing Brands, Inc.* 772 23,847
Coty, Inc., Class
a
A* 2,246 7,457
elf Beauty, Inc.* 364 27,726
59,030
Pharmaceuticals — 0.5%
Elanco Animal Health, Inc.* 3,046 70,881
Jazz Pharmaceuticals plc* 372 65,669
Perrigo Co. plc 843 11,254
147,804
Professional Services — 1.8%
CACI International, Inc.,
Class
a
A* 135 83,308
Concentrix Corp. 274 9,922
ExlService Holdings, Inc.* 990 39,333
Exponent, Inc. 310 22,413
FTI Consulting, Inc.* 195 31,814
Genpact Ltd. 994 43,796
Insperity, Inc. 219 7,746
KBR, Inc. 790 32,564
Maximus, Inc. 345 29,701
Parsons Corp.* 327 27,690
Paylocity Holding Corp.* 274 40,368
Science Applications
International Corp. 287 24,742
TransUnion 1,194 101,550
494,947
Investments
Shares Value
Common Stocks (continued)
Real Estate Management & Development — 0.3%
Jones Lang LaSalle, Inc.* 290 $ 94,450
Residential REITs — 0.6%
American Homes 4 Rent,
Class
a
A, REIT 1,998 64,176
Equity LifeStyle Properties, Inc.,
REIT 1,188 74,689
Independence Realty Trust,
Inc., REIT 1,431 24,542
163,407
Retail REITs — 0.6%
Agree Realty Corp., REIT 677 50,924
Brixmor Property Group, Inc.,
REIT 1,877 49,065
Kite Realty Group Trust, REIT 1,348 31,192
NNN REIT, Inc. 1,157 47,842
179,023
Semiconductors & Semiconductor Equipment — 1.9%
Allegro MicroSystems, Inc.* 760 20,285
Amkor Technology, Inc. 697 25,364
Cirrus Logic, Inc.* 315 37,907
Entegris, Inc. 929 71,663
Lattice Semiconductor Corp.* 839 58,906
MACOM Technology Solutions
Holdings, Inc.* 393 68,771
MKS, Inc. 412 64,433
Onto Innovation, Inc.* 300 42,948
Power Integrations, Inc. 344 11,558
Rambus, Inc.* 660 63,076
Silicon Laboratories, Inc.* 201 25,644
Synaptics, Inc.* 236 16,168
Universal Display Corp. 271 32,230
538,953
Software — 2.5%
Appfolio, Inc., Class
a
A* 140 31,959
Bentley Systems, Inc., Class
a
B 913 38,309
BILL Holdings, Inc.* 562 28,184
Blackbaud, Inc.* 228 12,855
Commvault Systems, Inc.* 273 33,715
Docusign, Inc., Class
a
A* 1,239 85,925
Dolby Laboratories, Inc.,
Class
a
A 375 25,294
Dropbox, Inc., Class
a
A* 1,135 33,914
Dynatrace, Inc.* 1,848 82,347
Guidewire Software, Inc.* 516 111,446
Manhattan Associates, Inc.* 371 65,463
Nutanix, Inc., Class
a
A* 1,643 78,535
Pegasystems, Inc. 566 31,000
Qualys, Inc.* 221 31,128
690,074
Specialized REITs — 1.0%
CubeSmart, REIT 1,398 52,048
EPR Properties, REIT 467 24,410

See accompanying notes to the financial statements.
NOVEMBER 30, 2025 (UNAUDITED) :: ULTRAPRO MIDCAP400
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
135
UMDD
::
Investments
Shares Value
Common Stocks (continued)
Gaming and Leisure Properties,
Inc., REIT 1,735 $ 75,525
Lamar Advertising Co., Class
a
A,
REIT 532 70,431
National Storage Affiliates Trust,
REIT 433 12,752
PotlatchDeltic Corp., REIT 436 17,545
Rayonier, Inc., REIT 869 19,300
272,011
Specialty Retail — 2.4%
Abercrombie & Fitch Co.,
Class
a
A* 292 28,578
AutoNation, Inc.* 173 36,553
Bath & Body Works, Inc. 1,297 22,581
Burlington Stores, Inc.* 382 96,352
Chewy, Inc., Class
a
A* 1,366 47,496
Dick's Sporting Goods, Inc. 410 84,694
Five Below, Inc.* 338 55,733
Floor & Decor Holdings, Inc.,
Class
a
A* 660 41,989
GameStop Corp., Class
a
A* 2,523 56,843
Gap, Inc. (The) 1,395 37,763
Lithia Motors, Inc., Class
a
A 157 50,058
Murphy USA, Inc. 108 41,588
Penske Automotive Group, Inc. 113 18,274
RH* 94 14,813
Valvoline, Inc.* 779 24,390
657,705
Technology Hardware, Storage & Peripherals — 0.6%
Pure Storage, Inc., Class
a
A* 1,903 169,291
Textiles, Apparel & Luxury Goods — 0.4%
Capri Holdings Ltd.* 730 18,520
Columbia Sportswear Co. 158 8,486
Crocs, Inc.* 335 28,468
PVH Corp. 295 25,004
Under Armour, Inc., Class
a
A* 1,158 5,350
Under Armour, Inc., Class
a
C* 743 3,292
VF Corp. 2,012 35,210
124,330
Trading Companies & Distributors — 1.2%
Applied Industrial Technologies,
Inc. 233 60,305
Core & Main, Inc., Class
a
A* 1,163 56,219
GATX Corp. 218 34,865
MSC Industrial Direct Co., Inc.,
Class
a
A 280 24,909
Watsco, Inc. 214 74,130
WESCO International, Inc. 298 79,688
330,116
Water Utilities — 0.2%
Essential Utilities, Inc. 1,719 68,055
Total Common Stocks
(Cost $18,206,629)
19,478,438
Investments
Shares Value
Securities Lending Reinvestments (b) — 0 .1%
Investment Companies — 0 .1%
Invesco Government & Agency Portfolio,
Institutional Class 3.91% (c)
(Cost $24,794) 24,794 $ 24,794
Principal
Amount
Short-Term Investments — 6 .7%
Repurchase Agreements (d) — 6 .7%
Repurchase Agreements
with various counterparties,
rates 2.5% - 4.08%, dated
11/28/2025, due 12/1/2025,
total to be received $1,876,004
(Cost $1,875,399) $ 1,875,399
1,875,399
Total Investments — 76.5%
(Cost $20,106,822) 21,378,631
Other assets less liabilities — 23.5% 6,556,331
Net Assets — 100.0% $ 27,934,962
* Non-income producing security.
(a) The security or a portion of this security is on loan at November
30, 2025. The total value of securities on loan at November
30, 2025 was $68,417, collateralized in the form of cash
with a value of $24,794 that was reinvested in the securities shown in the Securities Lending Reinvestment section of the
Schedule of Portfolio Investments and $44,603 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.13% – 6.25%, and maturity dates ranging from
December 31, 2025 – May 15, 2054. The total value of collateral is $69,397.
(b) The security was purchased with cash collateral held from securities on loan at November 30, 2025. The total value of
securities purchased was $24,794.
(c) Rate shown is the 7-day yield as of November 30, 2025.
(d) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the
securities subject to repurchase.
Abbreviations
REIT Real Estate Investment Trust
As of November 30, 2025, the gross unrealized appreciation
(depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation $ 4,799,324
Aggregate gross unrealized depreciation (3,520,417)
Net unrealized appreciation $ 1,278,907
Federal income tax cost $ 20,430,097

See accompanying notes to the financial statements.
ULTRAPRO MIDCAP400 :: NOVEMBER 30, 2025 (UNAUDITED)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
136
UMDD
::
Futures Contracts Purchased
UltraPro MidCap400 had the following open long futures contracts as of November 30, 2025:
Number of
Contracts
AAAAAA
Expiration Date
AAAAAA
Trading
Currency
AA
Notional Amount
AAAAAA
Value and
Unrealized
Appreciation
AAAAAA
S&P Midcap 400
®
E-Mini Index 8 12/19/2025 U.S. Dollar $ 2,651,520 $ 24,813
Swap Agreements
a
UltraPro MidCap400 had the following open non-exchange traded total return swap agreements as of November 30, 2025:
Notional
Amount
($)
A
Termination
Date
b
A
Counterparty
A
Rate Paid
(Received)
c
A
Reference
Instrument
A
Value and
Unrealized
Appreciation /
(Depreciation)
d
($)
A
Financial
Instruments for
the Benefit of
(the Fund)/the
Counterparty
($)
A
Cash Collateral
for the
Benefit of
(the Fund)/the
Counterparty
($)
A
Net
Amount
e
($)
A
4,542,557 4/6/2027
Bank of
America NA 4.94% S&P MidCap 400
®
1,815,529 (1,588,726) — 226,803
11,467,226 4/7/2026 BNP Paribas 4.69% S&P MidCap 400
®
(1,254,242) — 1,254,242 —
11,080,133 3/8/2027 Citibank NA 4.59% S&P MidCap 400
®
52,292 — — 52,292
10,499,546 11/6/2026
Goldman Sachs
International 4.54% S&P MidCap 400
®
(683,999) — 683,999 —
13,677,298 3/8/2027
Societe
Generale 4.79% S&P MidCap 400
®
330,603 — (280,000) 50,603
10,411,818 1/12/2027 UBS AG 4.69% S&P MidCap 400
®
45,377 — — 45,377
61,678,578 305,560
Total Unrealized
Appreciation
2,243,801
Total Unrealized
Depreciation
(1,938,241)
a The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.
b Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
c Reflects the floating financing rate, as of November 30, 2025, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).
d The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statement of
Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statement of
Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statement of Assets and Liabilities.
e Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

NOVEMBER 30, 2025 (UNAUDITED) :: ULTRAPRO QQQ
®
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
137
TQQQ
::
See accompanying notes to the financial statements.
Investments
Shares Value
Common Stocks (a) — 58 .7%
Aerospace & Defense — 0.1%
Axon Enterprise, Inc.* 73,650 $ 39,781,311
Automobiles — 2.0%
Tesla, Inc.* 1,391,733 598,681,785
Beverages — 1.1%
Coca-Cola Europacific Partners
plc 430,591 39,480,889
Keurig Dr Pepper, Inc. 1,276,673 35,619,176
Monster Beverage Corp.* 917,625 68,812,699
PepsiCo, Inc. 1,287,028 191,432,545
335,345,309
Biotechnology — 1.7%
Amgen, Inc. 506,181 174,865,288
Biogen, Inc.* 137,402 25,019,530
Gilead Sciences, Inc. 1,166,097 146,741,646
Regeneron Pharmaceuticals,
Inc. 97,816 76,315,065
Vertex Pharmaceuticals, Inc.* 240,883 104,449,278
527,390,807
Broadline Retail — 3.7%
Amazon.com, Inc.* 4,074,217 950,188,889
MercadoLibre, Inc.* 47,714 98,852,911
PDD Holdings, Inc., ADR* 627,587 72,850,299
1,121,892,099
Chemicals — 0.6%
Linde plc 440,606 180,789,454
Commercial Services & Supplies — 0.4%
Cintas Corp. 378,860 70,475,537
Copart, Inc.* 908,730 35,422,295
105,897,832
Communications Equipment — 0.9%
Cisco Systems, Inc. 3,722,001 286,370,757
Consumer Staples Distribution & Retail — 1.2%
Costco Wholesale Corp. 416,682 380,676,508
Electric Utilities — 0.8%
American Electric Power Co.,
Inc. 502,724 62,222,150
Constellation Energy Corp. 293,536 106,952,777
Exelon Corp. 949,362 44,733,937
Xcel Energy, Inc. 555,953 45,649,301
259,558,165
Electronic Equipment, Instruments & Components — 0.1%
CDW Corp. 123,308 17,783,480
Energy Equipment & Services — 0.2%
Baker Hughes Co., Class
a
A 926,924 46,531,585
Investments
Shares Value
Common Stocks (a) (continued)
Entertainment — 1.9%
Electronic Arts, Inc. 235,261 $ 47,529,780
Netflix, Inc.* 3,994,012 429,675,811
Take-Two Interactive Software,
Inc.* 173,457 42,682,564
Warner Bros Discovery, Inc.* 2,327,320 55,855,680
575,743,835
Financial Services — 0.2%
PayPal Holdings, Inc. 898,152 56,305,149
Food Products — 0.3%
Kraft Heinz Co. (The) 1,112,500 28,379,875
Mondelez International, Inc.,
Class
a
A 1,216,637 70,041,792
98,421,667
Ground Transportation — 0.3%
CSX Corp. 1,752,299 61,961,293
Old Dominion Freight Line, Inc. 197,576 26,730,057
88,691,350
Health Care Equipment & Supplies — 1.0%
Dexcom, Inc.* 368,783 23,406,657
GE HealthCare Technologies,
Inc. 429,052 34,319,870
IDEXX Laboratories, Inc.* 75,222 56,633,139
Intuitive Surgical, Inc.* 337,069 193,302,330
307,661,996
Hotels, Restaurants & Leisure — 1.4%
Airbnb, Inc., Class
a
A* 403,139 47,163,232
Booking Holdings, Inc. 30,530 150,045,486
DoorDash, Inc., Class
a
A* 378,400 75,063,208
Marriott International, Inc.,
Class
a
A 255,250 77,797,647
Starbucks Corp. 1,068,430 93,070,937
443,140,510
Industrial Conglomerates — 0.4%
Honeywell International, Inc. 596,974 114,732,433
Interactive Media & Services — 6.2%
Alphabet, Inc., Class
a
A 2,222,323 711,543,378
Alphabet, Inc., Class
a
C 2,074,728 664,161,927
Meta Platforms, Inc., Class
a
A 828,745 536,985,323
1,912,690,628
IT Services — 0.7%
Cognizant Technology Solutions
Corp., Class
a
A 458,937 35,663,994
Shopify, Inc., Class
a
A* 1,147,089 181,974,199
217,638,193
Machinery — 0.2%
PACCAR, Inc. 493,285 52,002,105

See accompanying notes to the financial statements.
ULTRAPRO QQQ
®
:: NOVEMBER 30, 2025 (UNAUDITED)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
138
TQQQ
::
Investments
Shares Value
Common Stocks (a) (continued)
Media — 0.4%
Charter Communications, Inc.,
Class
a
A* 128,232 $ 25,661,788
Comcast Corp., Class
a
A 3,461,349 92,383,405
Trade Desk, Inc. (The), Class
a
A* 418,791 16,567,372
134,612,565
Oil, Gas & Consumable Fuels — 0.1%
Diamondback Energy, Inc. 272,237 41,540,644
Pharmaceuticals — 0.2%
AstraZeneca plc, ADR 552,240 51,203,693
Professional Services — 0.7%
Automatic Data Processing, Inc. 380,810 97,220,793
Paychex, Inc. 338,067 37,758,703
Thomson Reuters Corp. 423,347 57,333,884
Verisk Analytics, Inc., Class
a
A 130,998 29,483,720
221,797,100
Real Estate Management & Development — 0.1%
CoStar Group, Inc.* 398,242 27,399,049
Semiconductors & Semiconductor Equipment — 15.7%
Advanced Micro Devices, Inc.* 1,525,390 331,818,087
Analog Devices, Inc. 462,523 122,725,853
Applied Materials, Inc. 748,697 188,858,818
ARM Holdings plc, ADR* 128,224 17,382,045
ASML Holding NV (Registered),
ADR 79,724 84,507,440
Broadcom, Inc. 2,971,415 1,197,361,388
GLOBALFOUNDRIES, Inc.* 521,464 18,689,270
Intel Corp.* 4,115,069 166,907,199
KLA Corp. 124,053 145,820,580
Lam Research Corp. 1,189,254 185,523,624
Marvell Technology, Inc. 810,245 72,435,903
Microchip Technology, Inc. 507,194 27,175,454
Micron Technology, Inc. 1,052,107 248,802,263
NVIDIA Corp. 9,284,341 1,643,328,357
NXP Semiconductors NV 236,868 46,175,048
ON Semiconductor Corp.* 384,538 19,319,189
QUALCOMM, Inc. 1,014,318 170,496,713
Texas Instruments, Inc. 854,339 143,759,624
4,831,086,855
Software — 9.7%
Adobe, Inc.* 398,664 127,624,306
AppLovin Corp., Class
a
A* 289,460 173,525,481
Atlassian Corp., Class
a
A* 156,374 23,381,040
Autodesk, Inc.* 201,253 61,048,085
Cadence Design Systems, Inc.* 256,128 79,870,956
Crowdstrike Holdings, Inc.,
Class
a
A* 235,815 120,067,565
Datadog, Inc., Class
a
A* 303,813 48,613,118
Fortinet, Inc.* 720,186 58,428,690
Intuit, Inc. 262,384 166,372,447
Microsoft Corp. 2,839,732 1,397,176,541
Investments
Shares Value
Common Stocks (a) (continued)
Palantir Technologies, Inc.,
Class
a
A* 2,137,566 $ 360,072,993
Palo Alto Networks, Inc.* 628,654 119,525,985
Roper Technologies, Inc. 101,008 45,071,790
Strategy, Inc., Class
a
A* 248,095 43,957,472
Synopsys, Inc.* 173,985 72,727,470
Workday, Inc., Class
a
A* 203,896 43,964,056
Zscaler, Inc.* 146,439 36,829,408
2,978,257,403
Specialty Retail — 0.4%
O'Reilly Automotive, Inc.* 797,628 81,118,767
Ross Stores, Inc. 307,341 54,202,659
135,321,426
Technology Hardware, Storage & Peripherals — 5.1%
Apple, Inc. 5,668,962 1,580,790,054
Textiles, Apparel & Luxury Goods — 0.1%
Lululemon Athletica, Inc.* 107,616 19,820,715
Trading Companies & Distributors — 0.1%
Fastenal Co. 1,078,637 43,576,935
Wireless Telecommunication Services — 0.7%
T-Mobile US, Inc. 1,057,868 221,104,991
Total Common Stocks
(Cost $17,794,615,247)
18,054,238,388
Principal
Amount
Short-Term Investments — 31.1%
Repurchase Agreements (b) — 4.8%
Repurchase Agreements
with various counterparties,
rates 2.5% - 4.08%, dated
11/28/2025, due 12/1/2025,
total to be received
$1,468,798,653
(Cost $1,468,324,297) $ 1,468,324,297
1,468,324,297
U.S. Treasury Obligations (a) — 26.3%
U.S. Treasury Bills
4.08%, 12/2/2025 (c) 250,000,000 249,972,770
4.05%, 12/4/2025 (c) 300,000,000 299,903,376
3.94%, 12/11/2025 (c) 500,000,000 499,456,945
3.90%, 12/16/2025 (c) 1,650,000,000 1,647,319,096
3.89%, 12/18/2025 (c) 650,000,000 648,801,842
3.89%, 12/23/2025 (c) 900,000,000 897,858,486
3.90%, 12/26/2025 (c) 800,000,000 797,840,336
3.86%, 1/6/2026 (c) 500,000,000 498,106,500
3.85%, 1/20/2026 (c) 850,000,000 845,514,924
3.82%, 2/12/2026 (c) 1,000,000,000 992,517,700
3.81%, 2/19/2026 (c) 750,000,000 743,832,330
Total U.S. Treasury Obligations
(Cost $8,120,796,069) 8,121,124,305
Total Short-Term Investments
(Cost $9,589,120,366) 9,589,448,602

See accompanying notes to the financial statements.
NOVEMBER 30, 2025 (UNAUDITED) :: ULTRAPRO QQQ
®
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
139
TQQQ
::
Investments
Principal
Amount Value
Total Investments — 89.8%
(Cost $27,383,735,613) $ 27,643,686,990
Other assets less liabilities — 10.2% 3,130,612,046
Net Assets — 100.0% $ 30,774,299,036
* Non-income producing security.
(a) All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $10,129,255,259.
(b) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the
securities subject to repurchase.
(c) The rate shown was the current yield as of November 30, 2025.
Abbreviations
ADR American Depositary Receipt
As of November 30, 2025, the gross unrealized appreciation
(depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation $ 4,489,860,778
Aggregate gross unrealized depreciation (827,474,890)
Net unrealized appreciation $ 3,662,385,888
Federal income tax cost $ 27,606,132,510
Futures Contracts Purchased
UltraPro QQQ
®
had the following open long futures contracts as of November 30, 2025:
Number of
Contracts
AAAAAA
Expiration Date
AAAAAA
Trading
Currency
AA
Notional Amount
AAAAAA
Value and
Unrealized
Appreciation
AAAAAA
Nasdaq-100 E-Mini Index 7,063 12/19/2025 U.S. Dollar $ 3,599,587,320 $ 126,910,576

See accompanying notes to the financial statements.
ULTRAPRO QQQ
®
:: NOVEMBER 30, 2025 (UNAUDITED)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
140
TQQQ
::
Swap Agreements
a
UltraPro QQQ
®
had the following open non-exchange traded total return swap agreements as of November 30, 2025:
Notional
Amount
($)
A
Termination
Date
b
A
Counterparty
A
Rate Paid
(Received)
c
A
Reference
Instrument
A
Value and
Unrealized
Appreciation
d
($)
A
Financial
Instruments for
the Benefit of
(the Fund)/the
Counterparty
($)
A
Cash Collateral
for the
Benefit of
(the Fund)/the
Counterparty
($)
A
Net
Amount
e
($)
A
6,603,889,405 11/4/2027
Bank of
America NA 5.04% Nasdaq-100 Index
®
195,751,364 (147,433,277) — 48,318,087
9,052,150,176 11/4/2027
Barclays Bank
PLC 4.84% Nasdaq-100 Index
®
268,450,838 — — 268,450,838
7,954,024,236 3/8/2027 BNP Paribas 4.94% Nasdaq-100 Index
®
156,455,179 (97,598,378) — 58,856,801
9,264,684,117 3/8/2027 Citibank NA 5.14% Nasdaq-100 Index
®
280,484,185 (219,799,986) — 60,684,199
8,190,339,799 11/8/2027
Goldman Sachs
International 4.79% Nasdaq-100 Index
®
224,486,331 (167,900,593) — 56,585,738
5,347,787,362 11/8/2027
J.P. Morgan
Securities, LLC 4.74% Nasdaq-100 Index
®
126,663,393 (126,663,393) — —
4,539,059,600 11/6/2026
Morgan
Stanley & Co.
International plc 4.84% Nasdaq-100 Index
®
483,971,586 (456,497,401) — 27,474,185
6,093,970,730 4/6/2027
Nomura Global
Financial
Products Inc. 5.09% Nasdaq-100 Index
®
1,443,773,511 (1,443,773,511) — —
6,144,153,768 11/4/2027
Societe
Generale 4.99% Nasdaq-100 Index
®
92,168,774 (50,206,413) — 41,962,361
7,481,978,112 1/12/2027 UBS AG 4.81% Nasdaq-100 Index
®
225,715,671 (173,472,310) — 52,243,361
70,672,037,305 3,497,920,832
Total Unrealized
Appreciation
3,497,920,832
a The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.
b Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
c Reflects the floating financing rate, as of November 30, 2025, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).
d The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statement of
Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statement of
Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statement of Assets and Liabilities.
e Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

NOVEMBER 30, 2025 (UNAUDITED) :: ULTRAPRO RUSSELL2000
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
141
URTY
::
See accompanying notes to the financial statements.
Investments
Shares Value
Common Stocks (a) — 57 .8%
Aerospace & Defense — 1.0%
AAR Corp.* 2,778 $ 231,157
AeroVironment, Inc.* 2,484 694,179
AerSale Corp.* 2,502 16,188
AIRO Group Holdings, Inc.* 543 4,697
Archer Aviation, Inc., Class
a
A* 48,256 375,914
Astronics Corp.* 2,356 128,567
Byrna Technologies, Inc.* 1,407 25,678
Cadre Holdings, Inc. 2,214 94,494
Ducommun, Inc.* 1,074 98,475
Eve Holding, Inc.(b) 3,971 15,646
Intuitive Machines, Inc.(b) 8,513 80,874
Kratos Defense & Security
Solutions, Inc.* 12,976 987,474
Mercury Systems, Inc.* 4,050 283,054
Moog, Inc., Class
a
A 2,190 502,999
National Presto Industries, Inc. 406 38,103
Park Aerospace Corp. 1,419 27,514
Redwire Corp.(b) 3,849 21,208
Satellogic, Inc., Class
a
A* 5,362 8,847
V2X, Inc.* 1,506 82,604
Voyager Technologies, Inc.,
Class
a
A(b) 1,068 24,009
VSE Corp. 1,764 317,855
4,059,536
Air Freight & Logistics — 0.1%
Arrive AI, Inc.(b) 286 1,144
Forward Air Corp.* 1,647 37,832
Hub Group, Inc., Class
a
A 4,650 179,350
Radiant Logistics, Inc.* 2,579 16,093
234,419
Automobile Components — 0.6%
Adient plc* 6,549 127,444
American Axle & Manufacturing
Holdings, Inc.* 8,999 59,123
Cooper-Standard Holdings,
Inc.* 1,318 41,187
Dana, Inc. 10,303 230,890
Dorman Products, Inc.* 2,147 283,984
Fox Factory Holding Corp.* 3,272 48,393
Garrett Motion, Inc. 10,469 173,053
Gentherm, Inc.* 2,369 84,502
Goodyear Tire & Rubber Co.
(The)* 20,322 175,989
Holley, Inc.* 4,632 19,732
LCI Industries 1,917 217,905
Luminar Technologies, Inc.,
Class
a
A(b) 3,452 3,129
Motorcar Parts of America, Inc.* 1,033 13,615
Patrick Industries, Inc. 2,528 273,580
Phinia, Inc. 3,000 162,270
Solid Power, Inc.* 11,869 61,719
Standard Motor Products, Inc. 1,644 61,716
Strattec Security Corp.* 301 22,575
Visteon Corp. 2,138 220,748
XPEL, Inc.*(c) 1,872 87,011
2,368,565
Investments
Shares Value
Common Stocks (a) (continued)
Automobiles — 0.0%(d)
Faraday Future Intelligent
Electric, Inc., Class
a
A(b) 7,121 $ 8,189
Livewire Group, Inc.(b) 2,857 12,171
Winnebago Industries, Inc. 2,122 76,795
97,155
Banks — 5.6%
1st Source Corp. 1,440 89,914
ACNB Corp. 801 38,768
Amalgamated Financial Corp. 1,821 53,446
Amerant Bancorp, Inc., Class
a
A 2,890 54,361
Ameris Bancorp 5,150 390,164
Ames National Corp. 690 15,056
Arrow Financial Corp. 1,283 38,682
Associated Banc-Corp. 12,948 340,403
Atlantic Union Bankshares
Corp. 11,099 375,479
Axos Financial, Inc.* 4,233 347,868
Banc of California, Inc. 9,989 184,197
BancFirst Corp. 1,624 180,004
Bancorp, Inc. (The)* 3,548 227,320
Bank First Corp. 704 87,810
Bank of Hawaii Corp. 3,066 200,946
Bank of Marin Bancorp 1,146 31,005
Bank of NT Butterfield & Son
Ltd. (The) 3,248 150,837
Bank7 Corp. 331 13,713
BankFinancial Corp. 867 10,196
BankUnited, Inc. 5,875 253,859
Bankwell Financial Group, Inc. 549 25,199
Banner Corp. 2,652 166,572
Bar Harbor Bankshares 1,172 34,972
BayCom Corp. 804 23,461
BCB Bancorp, Inc. 1,208 9,652
Beacon Financial Corp. 6,485 165,951
Blue Foundry Bancorp* 1,464 16,631
Blue Ridge Bankshares, Inc. 5,250 22,733
Bridgewater Bancshares, Inc.* 1,624 28,111
Burke & Herbert Financial
Services Corp. 1,052 68,633
Business First Bancshares, Inc. 2,214 57,608
BV Financial, Inc.* 657 12,049
Byline Bancorp, Inc. 2,440 68,125
C&F Financial Corp. 237 16,460
Cadence Bank 14,532 578,955
California BanCorp* 1,747 33,909
Camden National Corp. 1,304 52,734
Capital Bancorp, Inc. 911 25,326
Capital City Bank Group, Inc. 1,081 45,316
Capitol Federal Financial, Inc. 9,583 63,344
Carter Bankshares, Inc.* 1,786 32,809
Cathay General Bancorp 5,244 254,019
CB Financial Services, Inc.(b) 355 12,585
Central Pacific Financial Corp. 2,068 61,502
CF Bankshares, Inc. 298 7,125
Chain Bridge Bancorp, Inc.,
Class
a
A* 167 5,299
Chemung Financial Corp. 324 17,065

See accompanying notes to the financial statements.
ULTRAPRO RUSSELL2000 :: NOVEMBER 30, 2025 (UNAUDITED)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
142
URTY
::
Investments
Shares Value
Common Stocks (a) (continued)
ChoiceOne Financial Services,
Inc. 1,112 $ 33,849
Citizens & Northern Corp. 1,163 23,446
Citizens Community Bancorp,
Inc. 747 12,886
Citizens Financial Services, Inc. 354 19,785
City Holding Co. 1,094 132,713
Civista Bancshares, Inc. 1,480 33,655
CNB Financial Corp. 2,180 56,506
Coastal Financial Corp.* 1,001 111,461
CoastalSouth Bancshares, Inc.* 360 8,075
Colony Bankcorp, Inc. 1,319 22,621
Columbia Financial, Inc.* 2,117 33,512
Community Financial System,
Inc. 4,121 233,908
Community Trust Bancorp, Inc. 1,243 68,987
Community West Bancshares 1,304 29,536
ConnectOne Bancorp, Inc. 3,711 93,777
Customers Bancorp, Inc.* 2,301 158,539
CVB Financial Corp. 10,290 202,507
Dime Community Bancshares,
Inc. 3,101 87,913
Eagle Bancorp Montana, Inc. 577 9,578
Eagle Bancorp, Inc. 2,191 41,563
Eagle Financial Services, Inc. 358 13,450
Eastern Bankshares, Inc. 17,230 324,441
ECB Bancorp, Inc.* 593 10,318
Enterprise Financial Services
Corp. 2,853 155,802
Equity Bancshares, Inc.,
Class
a
A 1,097 47,763
Esquire Financial Holdings, Inc. 557 56,847
Farmers & Merchants Bancorp,
Inc. 989 24,231
Farmers National Banc Corp. 2,842 38,623
FB Bancorp, Inc.* 1,387 17,546
FB Financial Corp. 3,227 180,260
Fidelity D&D Bancorp, Inc. 368 16,111
Financial Institutions, Inc. 1,546 47,308
Finward Bancorp 268 10,185
Finwise Bancorp* 704 12,707
First Bancorp 12,581 248,726
First Bancorp 3,142 160,273
First Bancorp, Inc. (The) 840 21,496
First Bank 1,679 26,386
First Busey Corp. 6,663 156,847
First Business Financial
Services, Inc. 617 32,220
First Capital, Inc. 255 12,747
First Commonwealth Financial
Corp. 8,124 132,015
First Community Bankshares,
Inc. 1,216 40,639
First Community Corp. 576 16,716
First Financial Bancorp 7,419 184,585
First Financial Bankshares, Inc. 10,469 327,052
First Financial Corp. 887 51,774
First Foundation, Inc.* 4,939 26,276
First Internet Bancorp 602 11,468
First Interstate BancSystem,
Inc., Class
a
A 6,961 228,599
Investments
Shares Value
Common Stocks (a) (continued)
First Merchants Corp. 4,540 $ 167,254
First Mid Bancshares, Inc. 1,695 64,512
First National Corp. 604 14,798
First Savings Financial Group,
Inc. 432 13,461
First United Corp. 467 17,830
First Western Financial, Inc.* 644 15,681
Firstsun Capital Bancorp* 982 32,828
Five Star Bancorp 1,214 41,871
Flagstar Bank NA 23,645 289,415
Flushing Financial Corp. 2,509 41,173
Franklin Financial Services
Corp. 326 17,444
FS Bancorp, Inc. 509 20,844
Fulton Financial Corp. 14,207 257,857
FVCBankcorp, Inc. 1,200 15,252
GBank Financial Holdings, Inc.* 700 23,702
German American Bancorp, Inc. 2,822 112,033
Glacier Bancorp, Inc. 10,019 423,804
Great Southern Bancorp, Inc. 658 39,585
Greene County Bancorp, Inc. 544 12,403
Hancock Whitney Corp. 6,702 406,074
Hanmi Financial Corp. 2,335 64,493
Hanover Bancorp, Inc. 356 8,099
Hawthorn Bancshares, Inc. 451 15,334
HBT Financial, Inc. 891 21,562
Heritage Commerce Corp. 4,664 50,791
Heritage Financial Corp. 2,654 63,537
Hilltop Holdings, Inc. 3,476 119,296
Hingham Institution For Savings
(The)(b) 129 37,785
Home Bancorp, Inc. 528 29,288
Home BancShares, Inc. 14,660 411,360
HomeTrust Bancshares, Inc. 1,244 51,016
Hope Bancorp, Inc. 9,627 102,239
Horizon Bancorp, Inc. 3,379 57,916
Independent Bank Corp. 1,555 50,771
Independent Bank Corp. 3,794 273,358
International Bancshares Corp. 4,243 282,075
Investar Holding Corp. 711 17,633
John Marshall Bancorp, Inc. 985 19,700
Kearny Financial Corp. 4,453 30,592
Lakeland Financial Corp. 1,957 114,015
Landmark Bancorp, Inc. 355 10,309
LCNB Corp. 1,047 16,616
LINKBANCORP, Inc. 1,673 12,748
Live Oak Bancshares, Inc. 2,752 87,844
MainStreet Bancshares, Inc. 546 10,642
Mechanics Bancorp* 1,432 22,253
Mercantile Bank Corp. 1,236 56,831
Meridian Corp. 704 11,250
Metrocity Bankshares, Inc. 1,522 40,561
Metropolitan Bank Holding
Corp. 712 53,122
Mid Penn Bancorp, Inc. 1,519 44,340
Middlefield Banc Corp. 569 19,801
Midland States Bancorp, Inc. 1,604 26,081
MidWestOne Financial Group,
Inc. 1,276 50,491
MVB Financial Corp. 897 24,273

See accompanying notes to the financial statements.
NOVEMBER 30, 2025 (UNAUDITED) :: ULTRAPRO RUSSELL2000
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
143
URTY
::
Investments
Shares Value
Common Stocks (a) (continued)
National Bank Holdings Corp.,
Class
a
A 2,950 $ 109,770
National Bankshares, Inc. 485 14,322
NB Bancorp, Inc. 2,724 53,363
NBT Bancorp, Inc. 3,985 165,218
Nicolet Bankshares, Inc. 1,052 132,531
Northeast Bank 608 54,039
Northeast Community Bancorp,
Inc. 961 20,335
Northfield Bancorp, Inc. 2,875 30,906
Northpointe Bancshares, Inc. 821 14,318
Northrim Bancorp, Inc. 1,692 41,556
Northwest Bancshares, Inc. 11,297 135,112
Norwood Financial Corp.(b) 670 19,202
Oak Valley Bancorp 531 14,921
OceanFirst Financial Corp. 4,451 83,901
OFG Bancorp 3,472 137,943
Ohio Valley Banc Corp. 295 11,440
Old National Bancorp 27,261 592,382
Old Second Bancorp, Inc. 3,922 73,930
OP Bancorp 917 12,334
Orange County Bancorp, Inc. 910 24,670
Origin Bancorp, Inc. 2,316 84,279
Orrstown Financial Services,
Inc. 1,454 51,995
Park National Corp. 1,156 177,504
Parke Bancorp, Inc. 770 17,625
Pathward Financial, Inc. 1,851 133,087
Patriot National Bancorp, Inc.(b) 3,931 5,621
PCB Bancorp 846 18,375
Peapack-Gladstone Financial
Corp. 1,243 33,561
Peoples Bancorp of North
Carolina, Inc. 328 10,742
Peoples Bancorp, Inc. 2,713 80,386
Peoples Financial Services
Corp. 723 35,275
Pioneer Bancorp, Inc.* 875 11,638
Plumas Bancorp 481 20,880
Ponce Financial Group, Inc.* 1,530 24,388
Preferred Bank 910 85,913
Primis Financial Corp. 1,731 19,439
Princeton Bancorp, Inc. 406 13,962
Provident Financial Services,
Inc. 10,024 192,260
QCR Holdings, Inc. 1,286 104,976
RBB Bancorp 1,316 26,070
Red River Bancshares, Inc. 365 25,568
Renasant Corp. 7,337 260,023
Republic Bancorp, Inc., Class
a
A 653 45,064
Rhinebeck Bancorp, Inc.* 353 3,844
Richmond Mutual Bancorp, Inc. 696 9,584
Riverview Bancorp, Inc. 1,589 8,374
S&T Bancorp, Inc. 2,976 117,493
SB Financial Group, Inc. 461 9,863
Seacoast Banking Corp. of
Florida 6,616 208,801
ServisFirst Bancshares, Inc. 4,016 285,658
Shore Bancshares, Inc. 2,401 41,945
Sierra Bancorp 967 30,035
Investments
Shares Value
Common Stocks (a) (continued)
Simmons First National Corp.,
Class
a
A 11,027 $ 204,551
SmartFinancial, Inc. 1,132 41,046
Sound Financial Bancorp, Inc. 168 7,444
South Plains Financial, Inc. 1,002 37,866
Southern First Bancshares,
Inc.* 603 30,608
Southern Missouri Bancorp,
Inc. 753 42,386
Southside Bancshares, Inc. 2,251 66,022
SR Bancorp, Inc. 597 9,188
Stellar Bancorp, Inc. 3,660 115,693
Stock Yards Bancorp, Inc. 2,046 135,384
Texas Capital Bancshares, Inc.* 3,541 319,292
Third Coast Bancshares, Inc.* 1,002 38,186
Timberland Bancorp, Inc. 581 19,870
Tompkins Financial Corp. 1,050 72,566
Towne Bank 5,715 191,738
TriCo Bancshares 2,358 113,420
Triumph Financial, Inc.* 1,766 96,441
TrustCo Bank Corp. 1,448 61,004
Trustmark Corp. 4,420 171,938
UMB Financial Corp. 5,654 628,046
Union Bankshares, Inc. 281 6,500
United Bankshares, Inc. 11,020 410,385
United Community Banks, Inc. 9,529 291,206
United Security Bancshares 1,079 10,671
Unity Bancorp, Inc. 570 28,517
Univest Financial Corp. 2,241 71,264
USCB Financial Holdings, Inc. 831 14,784
Valley National Bancorp 37,750 427,330
Virginia National Bankshares
Corp. 368 14,941
WaFd, Inc. 6,134 194,202
Washington Trust Bancorp, Inc. 1,497 42,515
WesBanco, Inc. 7,368 237,765
West Bancorp, Inc. 1,175 26,109
Westamerica Bancorp 1,920 92,122
Western New England Bancorp,
Inc. 1,409 17,246
WSFS Financial Corp. 4,358 243,220
21,842,131
Beverages — 0.1%
MGP Ingredients, Inc. 1,095 24,977
National Beverage Corp.* 1,867 63,590
Vita Coco Co., Inc. (The)* 3,424 182,876
Zevia PBC, Class
a
A* 2,642 7,080
278,523
Biotechnology — 5.2%
4D Molecular Therapeutics,
Inc.* 3,121 36,391
Abeona Therapeutics, Inc.* 3,398 17,228
Absci Corp.(b) 10,230 32,429
ACADIA Pharmaceuticals, Inc.* 9,680 242,387
Actuate Therapeutics, Inc.* 480 3,662
ADC Therapeutics SA* 5,637 24,239
ADMA Biologics, Inc.* 18,034 345,892
Agios Pharmaceuticals, Inc.* 4,392 128,246

See accompanying notes to the financial statements.
ULTRAPRO RUSSELL2000 :: NOVEMBER 30, 2025 (UNAUDITED)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
144
URTY
::
Investments
Shares Value
Common Stocks (a) (continued)
Akebia Therapeutics, Inc.* 19,447 $ 30,726
Akero Therapeutics, Inc.* 5,436 295,501
Aldeyra Therapeutics, Inc.* 4,219 23,120
Alector, Inc.* 5,380 7,155
Alkermes plc* 12,621 373,329
Allogene Therapeutics, Inc.* 11,794 17,219
Altimmune, Inc.* 6,339 33,343
Amicus Therapeutics, Inc.* 21,658 215,064
AnaptysBio, Inc.* 1,516 63,141
Anavex Life Sciences Corp.(b) 6,503 24,907
Anika Therapeutics, Inc.* 969 9,574
Annexon, Inc.* 7,449 33,521
Apogee Therapeutics, Inc.* 2,546 183,236
Arbutus Biopharma Corp.* 11,774 51,923
Arcellx, Inc.* 2,664 193,699
Arcturus Therapeutics Holdings,
Inc.* 1,967 13,356
Arcus Biosciences, Inc.* 5,361 139,922
Arcutis Biotherapeutics, Inc.* 8,331 255,345
Ardelyx, Inc.* 18,356 106,465
ArriVent Biopharma, Inc.* 1,922 44,091
Arrowhead Pharmaceuticals,
Inc.* 9,384 494,537
ARS Pharmaceuticals, Inc.(b) 4,588 43,770
Astria Therapeutics, Inc.* 2,854 36,103
aTyr Pharma, Inc.(b) 6,769 5,283
Aura Biosciences, Inc.* 3,415 22,539
Aurinia Pharmaceuticals, Inc.* 9,058 146,015
Avidity Biosciences, Inc.* 7,933 568,796
Avita Medical, Inc.* 949 3,511
Beam Therapeutics, Inc.* 7,437 188,379
Benitec Biopharma, Inc.(b) 1,157 14,995
Bicara Therapeutics, Inc.* 2,661 49,388
BioCryst Pharmaceuticals, Inc.* 16,294 116,991
Biohaven Ltd.* 7,036 70,571
Bridgebio Pharma, Inc.* 12,162 875,786
Bright Minds Biosciences, Inc.* 358 25,060
Candel Therapeutics, Inc.(b) 3,258 15,541
Capricor Therapeutics, Inc.(b) 2,995 16,023
Cardiff Oncology, Inc.(b) 4,823 10,996
CareDx, Inc.* 4,239 75,751
Cartesian Therapeutics, Inc.* 817 6,119
Catalyst Pharmaceuticals, Inc.* 9,005 210,807
Celcuity, Inc.* 2,295 232,116
Celldex Therapeutics, Inc.* 5,094 137,640
CG oncology, Inc.* 4,347 194,919
Cidara Therapeutics, Inc.* 1,203 264,516
Cogent Biosciences, Inc.* 10,799 434,336
Coherus Oncology, Inc.* 8,251 11,221
Compass Therapeutics, Inc.* 7,736 44,869
Corvus Pharmaceuticals, Inc.* 4,610 42,274
CRISPR Therapeutics AG* 6,440 344,347
Cullinan Therapeutics, Inc.* 3,967 45,105
Cytokinetics, Inc.* 9,088 619,165
Day One Biopharmaceuticals,
Inc.* 5,597 53,116
Denali Therapeutics, Inc.* 10,300 200,541
Design Therapeutics, Inc.* 1,858 17,447
DiaMedica Therapeutics, Inc.* 2,468 21,299
Dianthus Therapeutics, Inc.* 1,278 56,206
Investments
Shares Value
Common Stocks (a) (continued)
Disc Medicine, Inc.* 1,798 $ 167,861
Dynavax Technologies Corp.* 8,027 91,267
Dyne Therapeutics, Inc.* 8,494 186,019
Editas Medicine, Inc.* 6,565 15,822
Eledon Pharmaceuticals, Inc.* 4,370 7,123
Emergent BioSolutions, Inc.* 4,199 46,903
Enanta Pharmaceuticals, Inc.* 1,566 22,112
Entrada Therapeutics, Inc.* 2,188 22,471
Erasca, Inc.* 13,504 42,808
Fate Therapeutics, Inc.* 8,458 9,642
Fennec Pharmaceuticals, Inc.* 1,823 14,930
Foghorn Therapeutics, Inc.* 2,547 12,098
Geron Corp.* 42,490 50,138
Gossamer Bio, Inc.* 14,774 49,345
GRAIL, Inc.* 2,418 266,923
Greenwich Lifesciences, Inc.(b) 473 4,129
Gyre Therapeutics, Inc.* 703 5,448
Heron Therapeutics, Inc.* 11,901 13,805
Humacyte, Inc.(b) 9,748 13,160
Ideaya Biosciences, Inc.* 6,245 222,447
ImmunityBio, Inc.(b) 17,894 42,230
Immunome, Inc.* 6,002 110,557
Immunovant, Inc.* 5,315 128,357
Inhibikase Therapeutics, Inc.(b) 4,704 7,150
Inhibrx Biosciences, Inc.* 704 59,220
Inmune Bio, Inc.(b) 1,626 2,829
Intellia Therapeutics, Inc.* 7,724 69,439
Iovance Biotherapeutics, Inc.(b) 20,312 50,171
Ironwood Pharmaceuticals,
Inc., Class
a
A* 12,447 43,565
Jade Biosciences, Inc. 2,524 32,358
Janux Therapeutics, Inc.* 3,063 104,418
KalVista Pharmaceuticals, Inc.* 2,935 42,469
Keros Therapeutics, Inc.* 2,626 45,903
Kodiak Sciences, Inc.* 2,545 58,484
Korro Bio, Inc.* 517 2,947
Krystal Biotech, Inc.* 1,929 420,522
Kura Oncology, Inc.* 6,273 76,154
Kymera Therapeutics, Inc.* 3,921 266,158
Larimar Therapeutics, Inc.* 3,656 12,942
Lexeo Therapeutics, Inc.* 1,954 19,266
Madrigal Pharmaceuticals, Inc.* 1,447 863,830
MannKind Corp.* 23,550 125,993
MeiraGTx Holdings plc* 3,242 26,909
MiMedx Group, Inc.* 9,205 63,330
Mineralys Therapeutics, Inc.* 3,045 131,300
Mirum Pharmaceuticals, Inc.* 3,140 229,377
Monopar Therapeutics, Inc.* 277 23,872
Monte Rosa Therapeutics, Inc.
(b) 3,629 58,681
Myriad Genetics, Inc.* 7,083 54,043
Neurogene, Inc.* 765 16,126
Nkarta, Inc.* 3,310 6,256
Novavax, Inc.(b) 11,647 82,111
Nurix Therapeutics, Inc.* 5,864 103,676
Nuvalent, Inc., Class
a
A* 3,342 365,448
Nuvectis Pharma, Inc.* 1,002 6,252
Olema Pharmaceuticals, Inc.* 4,630 131,122
Organogenesis Holdings, Inc.,
Class
a
A* 5,314 27,527

See accompanying notes to the financial statements.
NOVEMBER 30, 2025 (UNAUDITED) :: ULTRAPRO RUSSELL2000
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
145
URTY
::
Investments
Shares Value
Common Stocks (a) (continued)
ORIC Pharmaceuticals, Inc.* 4,516 $ 53,650
Oruka Therapeutics, Inc.* 2,117 63,722
Palvella Therapeutics, Inc.* 532 54,684
Perspective Therapeutics, Inc.* 4,637 10,897
Praxis Precision Medicines,
Inc.* 1,580 310,407
Precigen, Inc.* 11,666 44,681
Prime Medicine, Inc.(b) 5,856 22,370
Protagonist Therapeutics, Inc.* 4,530 407,700
Protalix BioTherapeutics, Inc.* 5,423 9,653
Protara Therapeutics, Inc.* 2,513 18,546
Prothena Corp. plc* 3,153 33,895
PTC Therapeutics, Inc.* 6,047 519,982
Puma Biotechnology, Inc.* 3,301 16,670
Recursion Pharmaceuticals,
Inc., Class
a
A(b) 28,529 132,089
REGENXBIO, Inc.* 3,641 48,753
Relay Therapeutics, Inc.* 10,302 81,592
Replimune Group, Inc.* 5,381 53,810
Rezolute, Inc.* 6,017 58,485
Rhythm Pharmaceuticals, Inc.* 4,063 443,233
Rigel Pharmaceuticals, Inc.* 1,372 69,272
Rocket Pharmaceuticals, Inc.* 6,593 22,548
Sana Biotechnology, Inc.* 10,380 44,634
Savara, Inc.* 8,907 56,025
Scholar Rock Holding Corp.* 6,314 278,195
SELLAS Life Sciences Group,
Inc.(b) 7,834 12,691
Sionna Therapeutics, Inc.* 959 41,784
Soleno Therapeutics, Inc.* 3,248 163,862
Solid Biosciences, Inc.* 4,587 24,907
Spyre Therapeutics, Inc.* 3,880 116,400
Stoke Therapeutics, Inc.* 3,488 107,814
Syndax Pharmaceuticals, Inc.* 6,627 131,347
Tango Therapeutics, Inc.(b) 5,577 60,845
Taysha Gene Therapies, Inc.* 16,523 78,319
Tectonic Therapeutic, Inc.* 853 18,288
Tevogen Bio Holdings, Inc.* 2,323 1,025
TG Therapeutics, Inc.* 11,297 375,738
Tonix Pharmaceuticals Holding
Corp.* 687 10,971
Travere Therapeutics, Inc.* 6,856 242,771
TriSalus Life Sciences, Inc.* 1,453 9,982
TuHURA Biosciences, Inc.(b) 1,999 3,998
Twist Bioscience Corp.* 4,600 147,246
Tyra Biosciences, Inc.* 1,874 42,277
Upstream Bio, Inc.* 2,552 72,987
UroGen Pharma Ltd.* 2,869 82,656
Vanda Pharmaceuticals, Inc.* 4,334 23,230
Vaxcyte, Inc.* 8,905 441,777
Vera Therapeutics, Inc.,
Class
a
A* 4,002 135,068
Veracyte, Inc.* 6,097 288,632
Verastem, Inc.* 3,530 37,559
Vericel Corp.* 3,919 157,740
Vir Biotechnology, Inc.* 6,928 44,478
Viridian Therapeutics, Inc.* 5,464 174,629
Voyager Therapeutics, Inc.* 3,624 14,822
X4 Pharmaceuticals, Inc.* 1 4
Xencor, Inc.* 5,481 94,931
Investments
Shares Value
Common Stocks (a) (continued)
Xenon Pharmaceuticals, Inc.* 5,909 $ 264,251
XOMA Royalty Corp.* 732 23,519
Zenas Biopharma, Inc.(b) 1,263 49,042
Zymeworks, Inc.* 3,878 103,581
20,291,296
Broadline Retail — 0.1%
Groupon, Inc., Class
a
A* 1,946 32,907
Kohl's Corp. 8,487 208,695
Savers Value Village, Inc.* 2,987 27,212
268,814
Building Products — 0.9%
American Woodmark Corp.* 1,118 61,635
Apogee Enterprises, Inc. 1,645 59,895
AZZ, Inc. 2,310 243,520
CSW Industrials, Inc. 1,267 344,459
Gibraltar Industries, Inc.* 2,323 116,057
Griffon Corp. 2,987 224,025
Insteel Industries, Inc. 1,455 44,494
Janus International Group, Inc.* 10,549 65,509
JELD-WEN Holding, Inc.* 6,614 17,660
Masterbrand, Inc.* 9,886 109,636
Modine Manufacturing Co.* 4,077 661,004
Quanex Building Products
Corp. 3,586 46,475
Resideo Technologies, Inc.* 10,725 353,818
Tecnoglass, Inc. 1,894 94,283
UFP Industries, Inc. 4,700 437,053
Zurn Elkay Water Solutions
Corp. 11,699 558,042
3,437,565
Capital Markets — 0.9%
Acadian Asset Management,
Inc. 2,089 93,671
AlTi Global, Inc.* 3,312 13,381
Artisan Partners Asset
Management, Inc., Class
a
A 4,870 202,008
Bakkt Holdings, Inc., Class
a
A* 859 13,546
BGC Group, Inc., Class
a
A 28,214 245,462
Cohen & Steers, Inc. 2,158 136,494
Diamond Hill Investment Group,
Inc. 199 23,482
DigitalBridge Group, Inc. 13,333 129,463
Donnelley Financial Solutions,
Inc.* 2,071 101,603
Forge Global Holdings, Inc.* 780 34,601
GCM Grosvenor, Inc.,
Class
a
A(b) 3,806 41,790
Marex Group plc 4,189 145,735
MarketWise, Inc. 146 2,374
Moelis & Co., Class
a
A 5,785 371,223
Open Lending Corp.* 7,976 15,234
P10, Inc., Class
a
A 4,543 42,613
Patria Investments Ltd., Class
a
A 5,041 75,968
Perella Weinberg Partners,
Class
a
A 4,838 88,342
Piper Sandler Cos. 1,362 457,496
PJT Partners, Inc., Class
a
A 1,789 300,570

See accompanying notes to the financial statements.
ULTRAPRO RUSSELL2000 :: NOVEMBER 30, 2025 (UNAUDITED)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
146
URTY
::
Investments
Shares Value
Common Stocks (a) (continued)
Siebert Financial Corp.* 1,100 $ 3,531
Silvercrest Asset Management
Group, Inc., Class
a
A 610 8,418
StepStone Group, Inc., Class
a
A 5,428 342,833
StoneX Group, Inc.* 3,574 323,840
Value Line, Inc. 60 2,227
Victory Capital Holdings, Inc.,
Class
a
A 3,443 216,530
Virtus Investment Partners, Inc. 514 82,029
Westwood Holdings Group, Inc. 580 9,825
WisdomTree, Inc. 9,362 103,356
3,627,645
Chemicals — 0.9%
AdvanSix, Inc. 2,045 31,473
American Vanguard Corp.* 1,987 9,259
Arq, Inc.* 2,462 9,159
ASP Isotopes, Inc.* 5,961 37,077
Aspen Aerogels, Inc.* 5,159 16,612
Avient Corp. 7,154 218,841
Balchem Corp. 2,555 399,117
Cabot Corp. 4,219 263,983
Chemours Co. (The) 11,722 149,924
Core Molding Technologies,
Inc.* 660 12,474
Ecovyst, Inc.* 9,113 83,840
Flotek Industries, Inc.* 1,108 15,833
Hawkins, Inc. 1,519 197,500
HB Fuller Co. 4,257 248,098
Ingevity Corp.* 2,838 148,229
Innospec, Inc. 1,955 146,156
Intrepid Potash, Inc.* 840 21,252
Koppers Holdings, Inc. 1,502 44,564
Kronos Worldwide, Inc. 1,699 8,614
LSB Industries, Inc.* 4,190 37,417
Mativ Holdings, Inc. 4,206 52,533
Minerals Technologies, Inc. 2,457 144,103
Orion SA 4,315 21,920
Perimeter Solutions, Inc.* 10,831 301,968
PureCycle Technologies, Inc.(b) 10,104 88,915
Quaker Chemical Corp. 1,087 149,843
Rayonier Advanced Materials,
Inc.* 5,013 32,735
Sensient Technologies Corp. 3,289 320,645
Solesence, Inc.(b) 1,465 3,355
Stepan Co. 1,677 76,018
Trinseo plc(b) 2,649 2,581
Tronox Holdings plc 9,299 38,498
Valhi, Inc. 190 2,409
3,334,945
Commercial Services & Supplies — 0.8%
ABM Industries, Inc. 4,818 207,174
ACCO Brands Corp. 6,798 23,385
ACV Auctions, Inc., Class
a
A* 13,066 102,568
BrightView Holdings, Inc.* 5,590 70,546
Brink's Co. (The) 3,276 367,993
Casella Waste Systems, Inc.,
Class
a
A* 4,894 471,733
Cimpress plc* 1,167 80,348
Investments
Shares Value
Common Stocks (a) (continued)
CompX International, Inc. 121 $ 2,721
CoreCivic, Inc.* 8,394 151,512
Deluxe Corp. 3,441 69,921
Ennis, Inc. 1,930 33,659
Enviri Corp.* 5,917 108,518
GEO Group, Inc. (The)* 10,530 165,953
Healthcare Services Group,
Inc.* 5,680 106,670
HNI Corp. 3,526 146,400
Interface, Inc., Class
a
A 4,513 125,958
Liquidity Services, Inc.* 1,807 54,282
MillerKnoll, Inc. 5,262 83,298
Mobile Infrastructure Corp.,
Class
a
A* 1,120 3,494
Montrose Environmental Group,
Inc.* 2,493 63,945
NL Industries, Inc. 657 3,712
OPENLANE, Inc.* 8,276 210,541
Perma-Fix Environmental
Services, Inc.(b) 1,345 16,503
Pitney Bowes, Inc. 13,427 132,390
Quad/Graphics, Inc. 2,252 12,927
Steelcase, Inc., Class
a
A 6,525 106,292
UniFirst Corp. 1,173 202,401
Vestis Corp. 8,975 58,158
Virco Mfg. Corp. 840 5,914
3,188,916
Communications Equipment — 0.5%
ADTRAN Holdings, Inc.* 5,786 45,883
Applied Optoelectronics, Inc.* 4,228 113,226
Aviat Networks, Inc.* 902 19,943
BK Technologies Corp.* 233 14,910
Calix, Inc.* 4,589 253,634
Clearfield, Inc.* 895 26,277
CommScope Holding Co., Inc.* 16,602 327,724
Digi International, Inc.* 2,837 118,672
Extreme Networks, Inc.* 10,270 179,725
Harmonic, Inc.* 8,752 83,669
Inseego Corp.(b) 966 10,558
NETGEAR, Inc.* 2,157 57,053
NetScout Systems, Inc.* 5,441 146,254
Ribbon Communications, Inc.* 7,297 20,869
Viasat, Inc.* 9,173 314,909
Viavi Solutions, Inc.* 17,229 309,088
2,042,394
Construction & Engineering — 1.4%
Ameresco, Inc., Class
a
A* 2,499 86,740
Arcosa, Inc. 3,779 402,615
Argan, Inc. 1,031 407,451
Bowman Consulting Group
Ltd., Class
a
A* 1,091 39,472
Centuri Holdings, Inc.* 5,471 123,043
Concrete Pumping Holdings,
Inc. 1,725 10,850
Construction Partners, Inc.,
Class
a
A* 3,651 397,959
Dycom Industries, Inc.* 2,183 789,220
Fluor Corp.* 12,766 548,044

See accompanying notes to the financial statements.
NOVEMBER 30, 2025 (UNAUDITED) :: ULTRAPRO RUSSELL2000
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
147
URTY
::
Investments
Shares Value
Common Stocks (a) (continued)
Granite Construction, Inc. 3,405 $ 366,140
Great Lakes Dredge & Dock
Corp.* 5,176 66,098
IES Holdings, Inc.* 702 293,836
Limbach Holdings, Inc.* 826 58,439
Matrix Service Co.* 2,074 24,245
MYR Group, Inc.* 1,200 269,184
NWPX Infrastructure, Inc.* 755 44,258
Orion Group Holdings, Inc.* 2,932 29,320
Primoris Services Corp. 4,210 532,818
Southland Holdings, Inc.* 982 3,123
Sterling Infrastructure, Inc.* 2,325 800,521
Tutor Perini Corp.* 3,466 237,594
5,530,970
Construction Materials — 0.1%
Knife River Corp.* 4,450 333,038
Smith-Midland Corp.* 211 7,347
Titan America SA(b) 1,889 30,677
United States Lime & Minerals,
Inc. 841 102,241
473,303
Consumer Finance — 0.6%
Atlanticus Holdings Corp.* 416 24,523
Bread Financial Holdings, Inc. 3,633 246,063
Consumer Portfolio Services,
Inc.* 723 5,979
Dave, Inc.* 722 157,584
Encore Capital Group, Inc.* 1,775 92,105
Enova International, Inc.* 1,878 246,187
FirstCash Holdings, Inc. 3,085 488,695
Green Dot Corp., Class
a
A* 4,174 52,467
Jefferson Capital, Inc. 906 18,999
LendingClub Corp.* 8,811 159,479
LendingTree, Inc.* 869 49,559
Medallion Financial Corp. 1,265 12,574
Navient Corp. 5,397 66,923
Nelnet, Inc., Class
a
A 1,001 129,369
NerdWallet, Inc., Class
a
A* 3,218 48,302
Oportun Financial Corp.* 3,042 15,727
OppFi, Inc. 1,916 18,968
PRA Group, Inc.* 3,072 49,766
PROG Holdings, Inc. 3,061 88,096
Regional Management Corp. 712 27,085
Upstart Holdings, Inc.(b) 6,550 294,488
Vroom, Inc.* 82 1,694
World Acceptance Corp.* 201 31,087
2,325,719
Consumer Staples Distribution & Retail — 0.3%
Andersons, Inc. (The) 2,546 131,119
Chefs' Warehouse, Inc. (The)* 2,838 174,026
Grocery Outlet Holding Corp.* 7,372 82,050
HF Foods Group, Inc.* 3,124 7,841
Ingles Markets, Inc., Class
a
A 1,140 87,689
Natural Grocers by Vitamin
Cottage, Inc. 994 27,584
PriceSmart, Inc. 1,998 245,954
United Natural Foods, Inc.* 4,665 174,051
Investments
Shares Value
Common Stocks (a) (continued)
Village Super Market, Inc.,
Class
a
A 711 $ 24,572
Weis Markets, Inc. 1,286 83,552
1,038,438
Containers & Packaging — 0.1%
Ardagh Metal Packaging SA 10,853 40,699
Greif, Inc., Class
a
A 1,971 129,357
Greif, Inc., Class
a
B 359 25,553
Myers Industries, Inc. 2,887 52,139
O-I Glass, Inc.* 11,964 161,275
Ranpak Holdings Corp.,
Class
a
A* 3,652 18,041
TriMas Corp. 2,585 88,071
515,135
Distributors — 0.0%(d)
A-Mark Precious Metals, Inc. 1,479 42,462
GigaCloud Technology, Inc.,
Class
a
A* 1,933 71,714
Weyco Group, Inc. 480 14,381
128,557
Diversified Consumer Services — 0.6%
Adtalem Global Education, Inc.* 2,763 255,743
American Public Education,
Inc.* 1,353 47,105
Carriage Services, Inc., Class
a
A 1,103 47,760
Coursera, Inc.* 10,763 85,566
Driven Brands Holdings, Inc.* 4,647 67,893
European Wax Center, Inc.,
Class
a
A* 2,273 8,796
Frontdoor, Inc.* 5,791 312,309
Graham Holdings Co., Class
a
B 251 277,731
KinderCare Learning Cos., Inc.* 2,451 9,755
Laureate Education, Inc.* 10,015 309,463
Lincoln Educational Services
Corp.* 2,305 47,437
Matthews International Corp.,
Class
a
A 2,322 56,982
McGraw Hill, Inc.* 1,825 32,029
Mister Car Wash, Inc.* 7,715 41,198
Nerdy, Inc.(b) 4,563 6,114
OneSpaWorld Holdings Ltd. 7,381 150,720
Perdoceo Education Corp. 4,787 133,845
Strategic Education, Inc. 1,816 141,684
Stride, Inc.* 3,327 211,364
Udemy, Inc.* 7,559 38,400
Universal Technical Institute,
Inc.* 3,631 83,586
Zspace, Inc.(b) 359 153
2,365,633
Diversified REITs — 0.3%
Alexander & Baldwin, Inc., REIT 5,682 88,810
Alpine Income Property Trust,
Inc., REIT 985 17,080
American Assets Trust, Inc.,
REIT 4,048 78,936

See accompanying notes to the financial statements.
ULTRAPRO RUSSELL2000 :: NOVEMBER 30, 2025 (UNAUDITED)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
148
URTY
::
Investments
Shares Value
Common Stocks (a) (continued)
Armada Hoffler Properties, Inc.,
REIT 6,224 $ 40,892
Broadstone Net Lease, Inc.,
REIT 14,764 259,404
CTO Realty Growth, Inc., REIT 2,428 43,898
Essential Properties Realty
Trust, Inc., REIT 15,464 489,590
Gladstone Commercial Corp.,
REIT 3,600 39,816
Global Net Lease, Inc., REIT 15,582 127,928
Modiv Industrial, Inc., Class
a
C,
REIT 729 10,862
NexPoint Diversified Real
Estate Trust, REIT 2,761 7,979
1,205,195
Diversified Telecommunication Services — 0.3%
Anterix, Inc.* 876 18,011
ATN International, Inc. 771 16,260
Bandwidth, Inc., Class
a
A* 2,123 30,232
Cogent Communications
Holdings, Inc. 3,503 66,837
Globalstar, Inc.* 3,901 236,986
IDT Corp., Class
a
B 1,265 62,959
Liberty Latin America Ltd.,
Class
a
A* 2,272 19,721
Liberty Latin America Ltd.,
Class
a
C* 9,867 86,336
Lumen Technologies, Inc.* 74,237 602,062
Shenandoah
Telecommunications Co. 3,951 43,184
Uniti Group, Inc. 11,131 70,905
1,253,493
Electric Utilities — 0.7%
ALLETE, Inc. 4,553 307,874
Genie Energy Ltd., Class
a
B 1,653 23,936
Hawaiian Electric Industries,
Inc.* 13,573 159,619
MGE Energy, Inc. 2,872 237,859
Oklo, Inc., Class
a
A(b) 8,458 772,892
Otter Tail Corp. 3,001 246,682
Portland General Electric Co. 8,581 436,086
TXNM Energy, Inc. 7,585 443,343
2,628,291
Electrical Equipment — 1.5%
Allient, Inc. 1,121 60,377
American Superconductor
Corp.* 3,401 105,737
Amprius Technologies, Inc.* 7,250 82,070
Array Technologies, Inc.* 11,817 88,746
Atkore, Inc. 2,619 175,342
Bloom Energy Corp., Class
a
A* 16,709 1,825,291
EnerSys 2,994 428,471
Enovix Corp.(b) 12,816 99,837
Eos Energy Enterprises, Inc.(b) 22,309 335,750
Fluence Energy, Inc.* 5,905 115,974
Hyliion Holdings Corp.(b) 9,645 18,133
KULR Technology Group, Inc.* 2,785 9,023
LSI Industries, Inc. 2,071 37,879
Investments
Shares Value
Common Stocks (a) (continued)
NANO Nuclear Energy, Inc.* 2,422 $ 79,199
Net Power, Inc.(b) 2,643 7,665
Nextpower, Inc., Class
a
A* 11,354 1,040,253
NuScale Power Corp.,
Class
a
A(b) 9,865 197,300
Plug Power, Inc.* 84,957 170,764
Powell Industries, Inc. 744 240,476
Power Solutions International,
Inc.* 511 27,635
Preformed Line Products Co. 190 38,997
Shoals Technologies Group,
Inc., Class
a
A* 13,081 109,750
SKYX Platforms Corp.* 4,825 10,374
SunPower, Inc.(b) 4,689 8,112
Sunrun, Inc.* 16,310 330,277
T1 Energy, Inc.* 8,675 35,741
Thermon Group Holdings, Inc.* 2,556 89,716
Vicor Corp.* 1,817 162,349
5,931,238
Electronic Equipment, Instruments & Components — 2.0%
908 Devices, Inc.* 2,128 13,513
Advanced Energy Industries,
Inc. 2,933 619,420
Aeva Technologies, Inc.* 2,387 26,615
Arlo Technologies, Inc.* 7,735 112,158
Badger Meter, Inc. 2,308 412,070
Bel Fuse, Inc., Class
a
A 125 16,443
Bel Fuse, Inc., Class
a
B 809 124,610
Belden, Inc. 3,084 349,726
Benchmark Electronics, Inc. 2,780 124,905
Climb Global Solutions, Inc. 301 30,419
CTS Corp. 2,274 96,258
Daktronics, Inc.* 3,006 56,904
ePlus, Inc. 2,052 183,859
Evolv Technologies Holdings,
Inc.* 8,995 57,478
Fabrinet* 2,812 1,291,861
Frequency Electronics, Inc.* 514 14,721
Insight Enterprises, Inc.* 2,252 194,956
Itron, Inc.* 3,536 350,205
Kimball Electronics, Inc.* 1,891 54,650
Knowles Corp.* 6,648 149,447
Methode Electronics, Inc. 2,600 19,708
MicroVision, Inc.(b) 19,414 18,286
Mirion Technologies, Inc.,
Class
a
A* 18,302 476,218
M-Tron Industries, Inc.* 191 9,869
Napco Security Technologies,
Inc. 2,685 108,474
Neonode, Inc.* 895 1,996
nLight, Inc.* 3,741 131,795
Novanta, Inc.* 2,809 319,271
OSI Systems, Inc.* 1,246 337,479
Ouster, Inc.* 3,954 90,784
PC Connection, Inc. 862 50,031
Plexus Corp.* 2,091 298,908
Powerfleet, Inc.* 9,668 48,050
Red Cat Holdings, Inc.(b) 6,644 49,299
Richardson Electronics Ltd. 941 9,843

See accompanying notes to the financial statements.
NOVEMBER 30, 2025 (UNAUDITED) :: ULTRAPRO RUSSELL2000
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
149
URTY
::
Investments
Shares Value
Common Stocks (a) (continued)
Rogers Corp.* 1,447 $ 121,273
Sanmina Corp.* 4,066 634,967
ScanSource, Inc.* 1,634 67,190
TTM Technologies, Inc.* 7,836 549,930
Vishay Intertechnology, Inc. 9,426 128,853
Vishay Precision Group, Inc.* 930 31,750
Vuzix Corp.* 4,997 13,442
7,797,634
Energy Equipment & Services — 1.0%
Archrock, Inc. 12,868 315,781
Atlas Energy Solutions, Inc.,
Class
a
A(b) 6,040 52,065
Borr Drilling Ltd. 19,260 63,751
Bristow Group, Inc., Class
a
A* 2,212 82,972
Cactus, Inc., Class
a
A 5,333 228,892
Core Laboratories, Inc. 3,653 55,160
DMC Global, Inc.* 1,507 9,358
Energy Services of America
Corp. 920 8,234
Expro Group Holdings NV* 8,033 112,060
Flowco Holdings, Inc., Class
a
A 1,558 26,439
Forum Energy Technologies,
Inc.* 864 27,130
Helix Energy Solutions Group,
Inc.* 10,822 72,074
Helmerich & Payne, Inc. 7,523 209,892
Innovex International, Inc.* 3,015 66,390
Kodiak Gas Services, Inc. 5,879 206,941
Liberty Energy, Inc., Class
a
A 12,293 218,569
Mammoth Energy Services,
Inc.* 1,887 3,472
Nabors Industries Ltd.* 1,188 59,246
National Energy Services
Reunited Corp.* 4,744 66,131
Natural Gas Services Group,
Inc. 789 24,435
Noble Corp. plc 9,824 300,811
Oceaneering International, Inc.* 7,313 178,437
Oil States International, Inc.* 4,553 28,684
Patterson-UTI Energy, Inc. 27,485 159,688
ProFrac Holding Corp.,
Class
a
A* 959 3,395
ProPetro Holding Corp.* 6,230 59,621
Ranger Energy Services, Inc.,
Class
a
A 1,564 21,130
RPC, Inc. 6,953 36,990
SEACOR Marine Holdings, Inc.* 1,598 11,378
Seadrill Ltd.* 4,887 149,151
Select Water Solutions, Inc.,
Class
a
A 7,260 73,326
Solaris Energy Infrastructure,
Inc., Class
a
A 2,838 135,912
TETRA Technologies, Inc.* 9,883 76,791
Tidewater, Inc.* 3,828 206,789
Transocean Ltd.* 66,424 292,930
Valaris Ltd.* 4,958 279,681
3,923,706
Investments
Shares Value
Common Stocks (a) (continued)
Entertainment — 0.3%
AMC Entertainment Holdings,
Inc., Class
a
A* 33,864 $ 82,967
Atlanta Braves Holdings, Inc.,
Class
a
A* 524 22,831
Atlanta Braves Holdings, Inc.,
Class
a
C* 3,592 142,962
Cinemark Holdings, Inc. 8,083 221,313
CuriosityStream, Inc. 2,522 12,131
Eventbrite, Inc., Class
a
A* 5,886 14,656
Gaia, Inc., Class
a
A* 1,359 5,232
Golden Matrix Group, Inc.* 1,666 1,211
IMAX Corp.* 3,405 126,325
Lionsgate Studios Corp.* 15,940 118,912
Madison Square Garden
Entertainment Corp., Class
a
A* 3,087 152,714
Marcus Corp. (The) 1,817 28,527
Playstudios, Inc.* 6,953 4,464
Playtika Holding Corp. 4,374 17,715
Reservoir Media, Inc.* 1,583 12,062
Sphere Entertainment Co.* 2,164 183,053
Starz Entertainment Corp. 895 9,818
Vivid Seats, Inc., Class
a
A* 255 1,966
1,158,859
Equity Real Estate Investment Trusts (REITs) — 0.0%(d)
Hudson Pacific Properties, Inc.* 28,943 57,307
Financial Services — 1.3%
Acacia Research Corp.* 2,660 9,948
Alerus Financial Corp. 1,829 39,397
Banco Latinoamericano de
Comercio Exterior SA,
Class
a
E 2,220 99,678
Better Home & Finance Holding
Co.* 401 19,416
Burford Capital Ltd. 15,654 149,809
Cannae Holdings, Inc. 4,482 72,160
Cantaloupe, Inc.* 4,587 48,943
Cass Information Systems, Inc. 942 39,564
Compass Diversified Holdings 5,228 38,478
Enact Holdings, Inc. 2,252 87,175
Essent Group Ltd. 7,589 476,286
EVERTEC, Inc. 5,009 144,760
Federal Agricultural Mortgage
Corp., Class
a
C 728 125,041
Finance of America Cos., Inc.,
Class
a
A* 346 8,290
Flywire Corp.* 9,123 127,631
HA Sustainable Infrastructure
Capital, Inc. 9,333 320,682
International Money Express,
Inc.* 2,133 32,507
Jackson Financial, Inc., Class
a
A 5,577 546,602
loanDepot, Inc., Class
a
A* 6,449 18,251
Marqeta, Inc., Class
a
A* 29,926 143,346
Merchants Bancorp 2,018 65,968
NCR Atleos Corp.* 5,699 211,262
NewtekOne, Inc. 1,929 20,602

See accompanying notes to the financial statements.
ULTRAPRO RUSSELL2000 :: NOVEMBER 30, 2025 (UNAUDITED)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
150
URTY
::
Investments
Shares Value
Common Stocks (a) (continued)
NMI Holdings, Inc., Class
a
A* 6,082 $ 232,028
Onity Group, Inc.* 518 23,077
Pagseguro Digital Ltd., Class
a
A 13,943 146,123
Payoneer Global, Inc.* 21,671 125,258
Paysafe Ltd.* 2,524 19,410
Paysign, Inc.* 2,673 13,926
PennyMac Financial Services,
Inc. 2,276 306,281
Priority Technology Holdings,
Inc.* 1,942 11,361
Radian Group, Inc. 10,549 375,017
Remitly Global, Inc.* 12,995 176,017
Repay Holdings Corp., Class
a
A* 6,054 20,099
Security National Financial
Corp., Class
a
A* 1,202 10,385
Sezzle, Inc.* 1,239 76,508
StoneCo Ltd., Class
a
A* 19,546 329,350
SWK Holdings Corp. 236 4,007
Triller Group, Inc.* 8,016 3,255
Velocity Financial, Inc.* 741 14,324
Walker & Dunlop, Inc. 2,567 165,931
Waterstone Financial, Inc. 1,198 18,761
4,916,914
Food Products — 0.4%
Alico, Inc. 416 14,475
B&G Foods, Inc.(b) 6,002 27,669
Beyond Meat, Inc.(b) 5,731 5,627
BRC, Inc., Class
a
A(b) 7,523 9,554
Calavo Growers, Inc. 1,309 26,822
Cal-Maine Foods, Inc. 3,573 297,702
Dole plc 5,490 79,495
Forafric Global plc(b) 259 2,655
Fresh Del Monte Produce, Inc. 2,586 93,458
Hain Celestial Group, Inc. (The)* 7,041 7,745
J & J Snack Foods Corp. 1,209 111,651
John B Sanfilippo & Son, Inc. 610 44,304
Lifeway Foods, Inc.* 399 9,889
Limoneira Co. 1,297 18,015
Mama's Creations, Inc.* 2,652 30,021
Marzetti Co. (The) 1,562 260,760
Mission Produce, Inc.* 3,320 39,907
Seneca Foods Corp., Class
a
A* 360 43,542
Simply Good Foods Co. (The)* 7,300 143,664
SunOpta, Inc.* 7,449 28,008
Tootsie Roll Industries, Inc. 1,408 54,011
TreeHouse Foods, Inc.* 3,912 93,458
Utz Brands, Inc. 5,635 54,603
Vital Farms, Inc.* 2,694 88,094
Westrock Coffee Co.(b) 2,804 12,197
1,597,326
Gas Utilities — 0.6%
Brookfield Infrastructure Corp.,
Class
a
A 9,375 427,969
Chesapeake Utilities Corp. 1,779 247,388
New Jersey Resources Corp. 7,864 378,101
Northwest Natural Holding Co. 3,150 155,830
ONE Gas, Inc. 4,662 390,396
RGC Resources, Inc. 644 14,528
Investments
Shares Value
Common Stocks (a) (continued)
Southwest Gas Holdings, Inc. 5,039 $ 418,489
Spire, Inc. 4,542 402,694
2,435,395
Ground Transportation — 0.2%
ArcBest Corp. 1,775 113,902
Covenant Logistics Group, Inc.,
Class
a
A 1,273 25,384
FTAI Infrastructure, Inc. 8,414 36,012
Heartland Express, Inc. 3,460 27,196
Hertz Global Holdings, Inc.* 9,188 48,145
Marten Transport Ltd. 4,537 46,504
PAMT Corp.* 468 4,203
Proficient Auto Logistics, Inc.* 1,836 14,982
RXO, Inc.* 12,651 167,246
Universal Logistics Holdings,
Inc.(b) 524 7,870
Werner Enterprises, Inc. 4,513 115,352
606,796
Health Care Equipment & Supplies — 1.6%
Accuray, Inc.* 7,890 8,521
Acme United Corp. 259 9,583
Alphatec Holdings, Inc.* 9,022 203,446
AngioDynamics, Inc.* 3,019 37,436
Anteris Technologies Global
Corp.* 2,643 10,836
Artivion, Inc.* 2,965 138,347
AtriCure, Inc.* 3,764 135,956
Avanos Medical, Inc.* 3,487 40,937
Axogen, Inc.* 3,413 97,782
Beta Bionics, Inc.* 2,981 93,425
Bioventus, Inc., Class
a
A* 3,587 27,225
Butterfly Network, Inc.* 14,942 46,320
CapsoVision, Inc.* 442 2,471
Carlsmed, Inc.* 526 8,563
Ceribell, Inc.* 1,938 32,888
Cerus Corp.* 14,367 25,286
ClearPoint Neuro, Inc.* 2,046 29,585
CONMED Corp. 2,425 105,293
CVRx, Inc.* 1,249 12,253
Delcath Systems, Inc.* 2,317 22,475
Electromed, Inc.* 524 14,027
Embecta Corp. 4,552 58,061
Enovis Corp.* 4,450 134,702
Glaukos Corp.* 4,350 462,361
Haemonetics Corp.* 3,750 305,062
ICU Medical, Inc.* 1,883 279,513
Inogen, Inc.* 1,851 13,105
Integer Holdings Corp.* 2,684 193,731
Integra LifeSciences Holdings
Corp.* 5,217 68,447
iRadimed Corp. 633 59,008
iRhythm Technologies, Inc.* 2,481 466,453
Kestra Medical Technologies
Ltd.(b) 1,022 27,574
KORU Medical Systems, Inc.* 3,361 19,897
Lantheus Holdings, Inc.* 5,306 312,364
LeMaitre Vascular, Inc. 1,623 134,628
LENSAR, Inc.* 733 7,462

See accompanying notes to the financial statements.
NOVEMBER 30, 2025 (UNAUDITED) :: ULTRAPRO RUSSELL2000
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
151
URTY
::
Investments
Shares Value
Common Stocks (a) (continued)
LivaNova plc* 4,241 $ 270,618
Lucid Diagnostics, Inc.* 5,529 5,861
Merit Medical Systems, Inc.* 4,549 393,898
Myomo, Inc.* 2,390 2,127
Neogen Corp.* 17,014 101,744
Neuronetics, Inc.* 2,813 4,191
NeuroPace, Inc.* 1,872 30,626
Novocure Ltd.* 7,902 101,225
Omnicell, Inc.* 3,626 132,385
OraSure Technologies, Inc.* 5,850 13,923
Orthofix Medical, Inc.* 3,017 48,544
OrthoPediatrics Corp.* 1,318 24,370
Outset Medical, Inc.* 1,279 5,832
PROCEPT BioRobotics Corp.* 4,087 129,476
Pro-Dex, Inc.* 165 6,013
Pulmonx Corp.* 2,972 4,815
Pulse Biosciences, Inc.* 1,379 18,879
QuidelOrtho Corp.* 5,273 144,217
RxSight, Inc.* 2,709 30,937
Sanara Medtech, Inc.* 236 4,937
SANUWAVE Health, Inc.(b) 545 18,486
Semler Scientific, Inc.(b) 934 20,286
Shoulder Innovations, Inc.(b) 368 5,682
SI-BONE, Inc.* 2,954 57,485
Sight Sciences, Inc.* 3,212 26,852
STAAR Surgical Co.* 3,885 103,108
Stereotaxis, Inc.* 4,779 11,756
Tactile Systems Technology,
Inc.* 1,794 46,124
Tandem Diabetes Care, Inc.* 5,199 109,231
TransMedics Group, Inc.* 2,587 378,504
Treace Medical Concepts, Inc.* 3,711 11,059
UFP Technologies, Inc.* 587 133,067
Utah Medical Products, Inc. 238 13,411
Varex Imaging Corp.* 3,192 36,931
6,091,623
Health Care Providers & Services — 2.0%
AdaptHealth Corp., Class
a
A* 7,925 76,555
Addus HomeCare Corp.* 1,411 169,602
agilon health, Inc.* 24,007 15,631
AirSculpt Technologies, Inc.(b) 1,292 4,561
Alignment Healthcare, Inc.* 11,370 218,418
AMN Healthcare Services, Inc.* 2,981 49,634
Ardent Health, Inc.* 1,805 15,848
Astrana Health, Inc.* 3,174 73,129
Aveanna Healthcare Holdings,
Inc.* 3,804 35,529
BrightSpring Health Services,
Inc.* 8,367 302,551
Brookdale Senior Living, Inc.* 17,858 198,760
Castle Biosciences, Inc.* 2,209 88,250
Clover Health Investments
Corp., Class
a
A(b) 31,406 78,201
Community Health Systems,
Inc.* 10,103 34,956
Concentra Group Holdings
Parent, Inc. 9,092 186,932
CorVel Corp.* 2,265 165,753
Cross Country Healthcare, Inc.* 2,434 24,973
Investments
Shares Value
Common Stocks (a) (continued)
DocGo, Inc.* 7,088 $ 7,301
Enhabit, Inc.* 3,855 34,464
Ensign Group, Inc. (The) 4,371 810,995
Fulgent Genetics, Inc.* 1,610 47,624
GeneDx Holdings Corp.,
Class
a
A* 1,461 243,914
Guardant Health, Inc.* 9,291 1,007,330
Guardian Pharmacy Services,
Inc., Class
a
A* 1,520 44,506
HealthEquity, Inc.* 6,639 698,290
Hims & Hers Health, Inc.* 14,833 589,760
Innovage Holding Corp.* 1,573 8,305
Joint Corp. (The)* 1,100 9,262
LifeStance Health Group, Inc.* 10,306 66,989
Nano-X Imaging Ltd.(b) 5,000 22,400
National HealthCare Corp. 989 134,791
National Research Corp. 984 16,718
NeoGenomics, Inc.* 10,035 121,423
Nutex Health, Inc.* 268 30,849
Omada Health, Inc.* 715 13,392
Oncology Institute, Inc. (The)* 4,669 14,661
OPKO Health, Inc.* 32,011 43,535
Option Care Health, Inc.* 12,821 398,733
Owens & Minor, Inc.* 5,867 15,958
PACS Group, Inc.* 3,427 114,496
Pediatrix Medical Group, Inc.* 6,639 159,934
Pennant Group, Inc. (The)* 2,635 72,989
Privia Health Group, Inc.* 8,947 218,038
Progyny, Inc.* 5,842 154,054
RadNet, Inc.* 5,313 439,863
SBC Medical Group Holdings,
Inc.* 441 1,574
Select Medical Holdings Corp. 8,698 134,732
Sonida Senior Living, Inc.* 429 13,900
Strata Critical Medical, Inc.* 5,055 21,939
Surgery Partners, Inc.* 6,016 102,693
Talkspace, Inc.* 11,217 37,913
US Physical Therapy, Inc. 1,172 86,552
Viemed Healthcare, Inc.* 2,710 18,726
7,697,886
Health Care REITs — 0.6%
American Healthcare REIT, Inc. 12,389 629,113
CareTrust REIT, Inc. 16,587 622,510
Community Healthcare Trust,
Inc., REIT 2,128 33,154
Diversified Healthcare Trust,
REIT 17,082 82,506
Global Medical REIT, Inc. 995 33,004
LTC Properties, Inc., REIT 3,541 129,211
National Health Investors, Inc.,
REIT 3,597 285,890
Sabra Health Care REIT, Inc. 18,504 361,013
Sila Realty Trust, Inc., REIT 4,330 103,574
Strawberry Fields REIT, Inc. 570 7,142
Universal Health Realty Income
Trust, REIT 1,001 40,691
2,327,808

See accompanying notes to the financial statements.
ULTRAPRO RUSSELL2000 :: NOVEMBER 30, 2025 (UNAUDITED)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
152
URTY
::
Investments
Shares Value
Common Stocks (a) (continued)
Health Care Technology — 0.2%
Claritev Corp.* 591 $ 31,955
Definitive Healthcare Corp.,
Class
a
A* 2,759 7,836
Evolent Health, Inc., Class
a
A* 9,128 38,338
Health Catalyst, Inc.* 5,260 15,727
HealthStream, Inc. 1,906 47,936
LifeMD, Inc.* 2,921 11,187
OptimizeRx Corp.* 1,230 18,782
Phreesia, Inc.* 4,452 91,222
Schrodinger, Inc.* 4,379 76,895
Simulations Plus, Inc.* 1,300 22,100
Teladoc Health, Inc.* 13,679 103,824
TruBridge, Inc.* 776 17,041
Waystar Holding Corp.* 8,512 314,178
797,021
Hotel & Resort REITs — 0.3%
Apple Hospitality REIT, Inc. 17,429 207,231
Braemar Hotels & Resorts, Inc.,
REIT 4,587 12,247
Chatham Lodging Trust, REIT 3,627 24,591
DiamondRock Hospitality Co.,
REIT 16,046 146,179
Pebblebrook Hotel Trust, REIT 9,148 103,738
RLJ Lodging Trust, REIT 11,553 87,110
Ryman Hospitality Properties,
Inc., REIT 4,807 458,732
Service Properties Trust, REIT 12,027 20,927
Summit Hotel Properties, Inc.,
REIT 8,541 45,780
Sunstone Hotel Investors, Inc.,
REIT 14,819 138,706
Xenia Hotels & Resorts, Inc.,
REIT 7,700 107,646
1,352,887
Hotels, Restaurants & Leisure — 1.0%
Accel Entertainment, Inc.,
Class
a
A* 4,207 43,080
Bally's Corp.* 570 9,947
Biglari Holdings, Inc., Class
a
B* 51 14,989
BJ's Restaurants, Inc.* 1,568 60,133
Bloomin' Brands, Inc. 6,533 46,384
Brightstar Lottery plc 8,703 136,115
Brinker International, Inc.* 3,446 529,960
Cheesecake Factory, Inc. (The)
(b) 3,598 171,481
Cracker Barrel Old Country
Store, Inc.(b) 1,728 49,922
Dave & Buster's Entertainment,
Inc.(b) 2,117 37,026
Denny's Corp.* 3,921 24,193
Dine Brands Global, Inc. 1,189 37,156
El Pollo Loco Holdings, Inc.* 2,057 22,442
First Watch Restaurant Group,
Inc.* 3,529 65,498
Genius Sports Ltd.* 17,021 171,401
Global Business Travel Group I* 7,349 56,661
Golden Entertainment, Inc. 1,519 45,600
Investments
Shares Value
Common Stocks (a) (continued)
Hilton Grand Vacations, Inc.* 4,488 $ 192,221
Inspired Entertainment, Inc.* 1,943 15,971
Jack in the Box, Inc. 1,459 28,757
Krispy Kreme, Inc. 6,001 25,084
Kura Sushi USA, Inc., Class
a
A* 489 24,025
Life Time Group Holdings, Inc.* 10,567 295,031
Lindblad Expeditions Holdings,
Inc.* 2,927 35,212
Marriott Vacations Worldwide
Corp. 2,168 118,373
Monarch Casino & Resort, Inc. 993 95,904
Nathan's Famous, Inc. 224 20,666
Papa John's International, Inc. 2,545 107,068
Portillo's, Inc., Class
a
A* 4,617 24,101
Pursuit Attractions and
Hospitality, Inc.* 1,651 56,679
RCI Hospitality Holdings, Inc. 632 15,396
Red Rock Resorts, Inc., Class
a
A 3,804 222,800
Rush Street Interactive, Inc.* 6,906 127,347
Sabre Corp.* 28,219 45,433
Serve Robotics, Inc.(b) 3,647 37,418
Shake Shack, Inc., Class
a
A* 3,026 264,714
Six Flags Entertainment Corp.* 7,467 113,349
Super Group SGHC Ltd. 12,392 134,205
Sweetgreen, Inc., Class
a
A* 8,057 52,290
Target Hospitality Corp.* 2,500 19,500
United Parks & Resorts, Inc.* 2,113 76,258
Xponential Fitness, Inc.,
Class
a
A* 2,135 14,176
3,683,966
Household Durables — 1.0%
Bassett Furniture Industries,
Inc. 634 9,846
Beazer Homes USA, Inc.* 2,190 50,085
Cavco Industries, Inc.* 595 354,412
Century Communities, Inc. 2,029 132,473
Champion Homes, Inc.* 4,459 382,761
Cricut, Inc., Class
a
A 3,580 16,969
Dream Finders Homes, Inc.,
Class
a
A* 2,350 46,460
Ethan Allen Interiors, Inc. 1,806 42,694
Flexsteel Industries, Inc. 286 11,306
Green Brick Partners, Inc.* 2,433 165,152
Hamilton Beach Brands Holding
Co., Class
a
A 559 8,916
Helen of Troy Ltd.* 1,783 33,788
Hovnanian Enterprises, Inc.,
Class
a
A* 368 48,421
Installed Building Products, Inc. 1,823 488,600
KB Home 5,166 332,329
La-Z-Boy, Inc. 3,229 125,673
Legacy Housing Corp.* 674 13,433
Leggett & Platt, Inc. 10,380 106,499
LGI Homes, Inc.* 1,619 84,220
Lovesac Co. (The)* 1,034 14,838
M/I Homes, Inc.* 2,032 279,583
Meritage Homes Corp. 5,530 404,132
Sonos, Inc.* 9,154 169,898
Taylor Morrison Home Corp.,
Class
a
A* 7,559 473,874

See accompanying notes to the financial statements.
NOVEMBER 30, 2025 (UNAUDITED) :: ULTRAPRO RUSSELL2000
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
153
URTY
::
Investments
Shares Value
Common Stocks (a) (continued)
Traeger, Inc.* 2,560 $ 2,332
Tri Pointe Homes, Inc.* 6,715 229,116
4,027,810
Household Products — 0.2%
Central Garden & Pet Co.* 664 22,682
Central Garden & Pet Co.,
Class
a
A* 3,931 121,625
Energizer Holdings, Inc. 5,157 94,012
Oil-Dri Corp. of America 770 41,911
Spectrum Brands Holdings, Inc. 1,856 110,154
WD-40 Co. 1,059 207,352
597,736
Independent Power and Renewable Electricity Producers — 0.2%
Hallador Energy Co.* 2,415 49,242
Montauk Renewables, Inc.* 5,236 8,535
Ormat Technologies, Inc. 4,754 536,774
594,551
Industrial Conglomerates — 0.0%(d)
Brookfield Business Corp.,
Class
a
A(b) 1,813 63,201
Industrial REITs — 0.2%
Industrial Logistics Properties
Trust, REIT 4,160 23,046
Innovative Industrial Properties,
Inc., REIT 2,162 106,911
LXP Industrial Trust, REIT 4,536 219,996
One Liberty Properties, Inc.,
REIT 1,427 29,739
Plymouth Industrial REIT, Inc. 3,193 70,055
Terreno Realty Corp., REIT 7,961 499,871
949,618
Insurance — 1.2%
Abacus Global Management,
Inc.* 3,140 20,818
American Coastal Insurance
Corp. 1,901 22,717
American Integrity Insurance
Group, Inc.* 623 13,170
AMERISAFE, Inc. 1,478 60,302
Aspen Insurance Holdings Ltd.,
Class
a
A* 1,200 44,460
Ategrity Specialty Holdings
LLC* 489 9,306
Baldwin Insurance Group, Inc.
(The), Class
a
A* 5,470 155,950
Bowhead Specialty Holdings,
Inc.* 1,230 34,256
Citizens, Inc., Class
a
A(b) 3,517 20,961
CNO Financial Group, Inc. 7,490 306,566
Crawford & Co., Class
a
A 1,269 14,187
Donegal Group, Inc., Class
a
A 1,292 26,008
eHealth, Inc.* 2,239 9,135
Employers Holdings, Inc. 1,879 74,878
F&G Annuities & Life, Inc. 1,655 53,473
Fidelis Insurance Holdings Ltd. 4,528 86,213
Investments
Shares Value
Common Stocks (a) (continued)
Genworth Financial, Inc.,
Class
a
A* 32,051 $ 278,203
GoHealth, Inc., Class
a
A* 419 1,257
Goosehead Insurance, Inc.,
Class
a
A 1,878 134,371
Greenlight Capital Re Ltd.,
Class
a
A* 2,057 27,173
Hamilton Insurance Group Ltd.,
Class
a
B* 3,569 97,362
HCI Group, Inc. 803 142,733
Heritage Insurance Holdings,
Inc.* 1,764 51,244
Hippo Holdings, Inc.* 1,394 45,695
Horace Mann Educators Corp. 3,172 145,214
Investors Title Co. 112 31,238
James River Group Holdings,
Inc. 2,867 16,887
Kestrel Group Ltd. 209 3,112
Kingstone Cos., Inc. 877 13,348
Kingsway Financial Services,
Inc.* 1,642 21,346
Lemonade, Inc.* 4,331 338,338
MBIA, Inc.* 3,557 26,855
Mercury General Corp. 2,094 194,993
NI Holdings, Inc.* 531 7,211
Octave Specialty Group, Inc.* 3,357 30,179
Oscar Health, Inc., Class
a
A* 15,106 271,455
Palomar Holdings, Inc.* 2,051 254,755
ProAssurance Corp.* 3,972 95,646
Root, Inc., Class
a
A* 895 72,397
Safety Insurance Group, Inc. 1,147 87,195
Selective Insurance Group, Inc. 4,733 371,825
Selectquote, Inc.* 10,693 15,505
SiriusPoint Ltd.* 7,978 165,942
Skyward Specialty Insurance
Group, Inc.* 2,780 136,109
Slide Insurance Holdings, Inc.* 2,080 35,131
Stewart Information Services
Corp. 2,164 165,827
Tiptree, Inc., Class
a
A 1,831 34,386
Trupanion, Inc.* 2,886 101,847
United Fire Group, Inc. 1,639 59,906
Universal Insurance Holdings,
Inc. 1,978 65,531
4,492,616
Interactive Media & Services — 0.3%
Angi, Inc., Class
a
A* 3,166 36,156
Arena Group Holdings, Inc.
(The)(b) 1,003 4,213
Bumble, Inc., Class
a
A* 5,661 20,097
Cargurus, Inc., Class
a
A* 6,403 225,898
Cars.com, Inc.* 4,477 51,933
EverQuote, Inc., Class
a
A* 2,158 56,950
fuboTV, Inc.* 25,960 78,918
Getty Images Holdings, Inc.* 8,567 13,193
Grindr, Inc.* 2,598 33,332
MediaAlpha, Inc., Class
a
A* 2,592 33,074
Nextdoor Holdings, Inc.* 16,472 28,826
QuinStreet, Inc.* 4,232 59,079
Rumble, Inc.(b) 8,299 56,184

See accompanying notes to the financial statements.
ULTRAPRO RUSSELL2000 :: NOVEMBER 30, 2025 (UNAUDITED)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
154
URTY
::
Investments
Shares Value
Common Stocks (a) (continued)
Shutterstock, Inc. 1,895 $ 39,454
Teads Holding Co.* 2,807 1,987
Travelzoo* 488 3,470
TripAdvisor, Inc.* 9,053 134,618
TrueCar, Inc.* 6,127 13,050
Webtoon Entertainment, Inc.(b) 1,398 19,446
Yelp, Inc., Class
a
A* 4,810 139,057
Ziff Davis, Inc.* 3,246 106,534
ZipRecruiter, Inc., Class
a
A* 5,294 25,146
1,180,615
IT Services — 0.3%
Applied Digital Corp.* 16,672 451,811
ASGN, Inc.* 3,329 149,838
Backblaze, Inc., Class
a
A* 4,165 19,742
BigBear.ai Holdings, Inc.(b) 22,510 142,713
Commerce.com, Inc., Series 1* 5,114 23,473
Crexendo, Inc.* 1,125 7,853
CSP, Inc. 539 6,177
DigitalOcean Holdings, Inc.* 5,324 237,025
Fastly, Inc., Class
a
A* 10,659 124,284
Grid Dynamics Holdings, Inc.* 5,133 44,965
Hackett Group, Inc. (The) 1,954 36,090
Information Services Group,
Inc. 2,741 14,747
Rackspace Technology, Inc.* 6,505 6,895
TSS, Inc.(b) 1,419 13,665
Tucows, Inc., Class
a
A* 523 11,333
Unisys Corp.* 5,191 13,912
VTEX, Class
a
A* 4,492 18,642
1,323,165
Leisure Products — 0.3%
Acushnet Holdings Corp.(b) 2,147 180,563
American Outdoor Brands, Inc.* 955 6,847
Clarus Corp. 2,296 8,220
Escalade, Inc. 786 10,422
Funko, Inc., Class
a
A* 2,704 8,545
JAKKS Pacific, Inc. 692 11,370
Johnson Outdoors, Inc.,
Class
a
A 415 17,011
Latham Group, Inc.* 3,495 24,989
Malibu Boats, Inc., Class
a
A* 1,437 40,797
Marine Products Corp. 681 5,768
MasterCraft Boat Holdings,
Inc.* 1,267 23,414
Peloton Interactive, Inc.,
Class
a
A* 29,356 199,327
Polaris, Inc. 4,148 275,261
Smith & Wesson Brands, Inc. 3,417 29,762
Sturm Ruger & Co., Inc. 1,247 37,560
Topgolf Callaway Brands Corp.* 10,272 132,303
1,012,159
Life Sciences Tools & Services — 0.3%
10X Genomics, Inc., Class
a
A* 8,343 156,932
Adaptive Biotechnologies
Corp.* 11,624 228,528
Alpha Teknova, Inc.* 843 3,945
Atlantic International Corp.* 828 1,693
Investments
Shares Value
Common Stocks (a) (continued)
Azenta, Inc.* 3,175 $ 112,903
BioLife Solutions, Inc.* 2,951 78,201
Codexis, Inc.* 6,371 11,022
CryoPort, Inc.* 3,798 36,537
Cytek Biosciences, Inc.* 9,145 51,669
Fortrea Holdings, Inc.* 7,104 90,292
Ginkgo Bioworks Holdings,
Inc.* 3,023 28,053
Lifecore Biomedical, Inc.* 2,145 16,945
Maravai LifeSciences Holdings,
Inc., Class
a
A* 8,501 30,774
MaxCyte, Inc.* 7,867 13,846
Mesa Laboratories, Inc. 409 32,802
Niagen Bioscience, Inc.* 4,061 27,493
OmniAb, Inc.* 7,275 13,168
Pacific Biosciences of
California, Inc.* 21,478 49,829
Personalis, Inc.* 3,899 41,836
Quanterix Corp.* 3,207 23,283
Quantum-Si, Inc.* 12,220 17,230
Standard BioTools, Inc.* 23,283 34,925
1,101,906
Machinery — 2.2%
3D Systems Corp.* 10,253 21,326
Aebi Schmidt Holding AG 2,896 34,491
AirJoule Technologies Corp.* 1,860 6,064
Alamo Group, Inc. 806 129,258
Albany International Corp.,
Class
a
A 2,352 112,143
Astec Industries, Inc. 1,780 78,783
Atmus Filtration Technologies,
Inc. 6,498 328,864
Blue Bird Corp.* 2,465 128,722
CECO Environmental Corp.* 2,271 118,433
Chart Industries, Inc.* 3,520 717,904
Columbus McKinnon Corp. 2,204 36,234
Douglas Dynamics, Inc. 1,764 56,995
Eastern Co. (The) 446 8,697
Energy Recovery, Inc.* 4,144 59,881
Enerpac Tool Group Corp.,
Class
a
A 4,218 159,736
Enpro, Inc. 1,644 366,365
ESCO Technologies, Inc. 2,024 430,930
Federal Signal Corp. 4,675 532,950
Franklin Electric Co., Inc. 3,108 295,726
Gencor Industries, Inc.* 806 10,808
Gorman-Rupp Co. (The) 1,633 75,918
Graham Corp.* 809 46,517
Greenbrier Cos., Inc. (The) 2,354 104,706
Helios Technologies, Inc. 2,580 139,294
Hillenbrand, Inc. 5,494 174,929
Hillman Solutions Corp.* 15,413 134,864
Hyster-Yale, Inc. 914 26,579
JBT Marel Corp. 4,065 571,254
Kadant, Inc. 918 255,314
Kennametal, Inc. 5,926 164,032
L B Foster Co., Class
a
A* 785 21,179
Lindsay Corp. 846 97,231
Luxfer Holdings plc 2,080 26,000

See accompanying notes to the financial statements.
NOVEMBER 30, 2025 (UNAUDITED) :: ULTRAPRO RUSSELL2000
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
155
URTY
::
Investments
Shares Value
Common Stocks (a) (continued)
Manitowoc Co., Inc. (The)* 2,685 $ 30,287
Mayville Engineering Co., Inc.* 1,107 18,808
Microvast Holdings, Inc.* 15,457 54,409
Miller Industries, Inc. 859 33,278
Mueller Water Products, Inc.,
Class
a
A 12,141 294,298
Omega Flex, Inc. 278 7,534
Palladyne AI Corp.* 1,867 10,642
Park-Ohio Holdings Corp. 748 16,015
Proto Labs, Inc.* 1,851 94,068
REV Group, Inc. 3,776 201,148
Richtech Robotics, Inc.,
Class
a
B* 5,380 19,099
SPX Technologies, Inc.* 3,753 807,045
Standex International Corp. 934 228,979
Tennant Co. 1,462 106,916
Terex Corp. 5,017 231,836
Titan International, Inc.* 3,782 30,596
Trinity Industries, Inc. 6,369 168,906
Wabash National Corp. 3,201 27,016
Watts Water Technologies, Inc.,
Class
a
A 2,138 589,831
Worthington Enterprises, Inc. 2,446 134,188
8,577,026
Marine Transportation — 0.1%
Costamare Bulkers Holdings
Ltd.* 680 11,200
Costamare, Inc. 3,445 52,605
Genco Shipping & Trading Ltd. 2,642 49,987
Himalaya Shipping Ltd.(b) 2,320 20,857
Matson, Inc. 2,530 275,719
Pangaea Logistics Solutions
Ltd. 2,320 16,286
Safe Bulkers, Inc. 4,358 23,054
449,708
Media — 0.5%
Advantage Solutions, Inc.(b) 7,333 6,963
AMC Networks, Inc., Class
a
A* 2,513 22,416
Boston Omaha Corp., Class
a
A* 1,695 21,069
Cable One, Inc. 401 46,993
EchoStar Corp., Class
a
A* 10,553 773,429
Emerald Holding, Inc. 1,082 3,960
Entravision Communications
Corp., Class
a
A 4,842 13,461
EW Scripps Co. (The), Class
a
A* 4,890 20,685
Gambling.com Group Ltd.* 1,280 7,258
Gray Media, Inc. 6,841 33,658
Ibotta, Inc., Class
a
A* 1,085 25,888
iHeartMedia, Inc., Class
a
A* 9,276 36,455
Integral Ad Science Holding
Corp.* 5,929 60,950
John Wiley & Sons, Inc.,
Class
a
A 3,202 116,425
Magnite, Inc.* 10,892 160,004
National CineMedia, Inc. 4,988 21,498
Newsmax, Inc., Class
a
B* 855 7,097
Nexxen International Ltd.* 2,940 19,022
Investments
Shares Value
Common Stocks (a) (continued)
Optimum Communications,
Inc., Class
a
A* 20,336 $ 38,638
PubMatic, Inc., Class
a
A* 3,245 29,237
Scholastic Corp. 1,579 46,644
Sinclair, Inc. 3,007 47,390
Stagwell, Inc., Class
a
A(b) 8,981 48,138
TechTarget, Inc.* 2,243 11,731
TEGNA, Inc. 12,518 244,351
Thryv Holdings, Inc.* 2,900 16,327
USA Today Co., Inc.* 10,973 54,975
WideOpenWest, Inc.* 3,936 20,388
1,955,050
Metals & Mining — 1.3%
Alpha Metallurgical Resources,
Inc.* 911 145,040
American Battery Technology
Co.* 6,898 25,799
Ascent Industries Co.* 588 8,332
Caledonia Mining Corp. plc 1,284 39,560
Century Aluminum Co.* 4,110 123,177
Coeur Mining, Inc.* 49,834 860,633
Commercial Metals Co. 8,826 562,922
Compass Minerals
International, Inc.* 2,690 51,083
Constellium SE, Class
a
A* 11,075 186,171
Contango ORE, Inc.* 666 16,131
Critical Metals Corp.(b) 2,505 20,616
Dakota Gold Corp.* 6,693 31,256
Ferroglobe plc 9,299 41,195
Friedman Industries, Inc. 522 10,591
Hecla Mining Co. 46,691 785,343
Idaho Strategic Resources, Inc.* 1,002 39,769
Ivanhoe Electric, Inc.* 6,676 95,534
Kaiser Aluminum Corp. 1,250 120,062
Lifezone Metals Ltd.* 2,159 8,442
Materion Corp. 1,612 196,970
Metallus, Inc.* 2,854 48,261
NioCorp Developments Ltd.* 5,404 33,829
Novagold Resources, Inc.* 23,578 240,260
Olympic Steel, Inc. 768 29,867
Perpetua Resources Corp.* 5,847 150,502
Ramaco Resources, Inc.,
Class
a
A* 2,253 35,350
Ramaco Resources, Inc.,
Class
a
B 1 12
Ryerson Holding Corp. 2,110 48,382
SSR Mining, Inc.* 15,847 368,918
SunCoke Energy, Inc. 6,609 43,091
Tredegar Corp.* 2,078 16,208
United States Antimony Corp.
(b) 7,235 44,206
US Gold Corp.(b) 962 16,604
US Goldmining, Inc.* 125 1,234
Vox Royalty Corp. 3,458 16,564
Warrior Met Coal, Inc. 4,055 317,466
Worthington Steel, Inc. 2,556 86,265
4,865,645

See accompanying notes to the financial statements.
ULTRAPRO RUSSELL2000 :: NOVEMBER 30, 2025 (UNAUDITED)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
156
URTY
::
Investments
Shares Value
Common Stocks (a) (continued)
Mortgage Real Estate Investment Trusts (REITs) — 0.5%
ACRES Commercial Realty
Corp.* 479 $ 10,160
Adamas Trust, Inc. 6,616 50,414
Advanced Flower Capital, Inc. 1,423 4,155
AG Mortgage Investment Trust,
Inc. 2,169 17,742
Angel Oak Mortgage REIT, Inc. 957 8,422
Apollo Commercial Real Estate
Finance, Inc. 10,868 110,093
Arbor Realty Trust, Inc.(b) 14,849 132,305
Ares Commercial Real Estate
Corp. 4,116 21,815
ARMOUR Residential REIT, Inc. 8,644 151,443
Blackstone Mortgage Trust,
Inc., Class
a
A 12,658 246,451
BrightSpire Capital, Inc.,
Class
a
A 10,037 56,308
Chicago Atlantic Real Estate
Finance, Inc. 1,410 17,992
Chimera Investment Corp. 6,194 79,221
Claros Mortgage Trust, Inc.* 7,179 23,906
Dynex Capital, Inc. 10,119 141,767
Ellington Financial, Inc. 7,182 98,393
Franklin BSP Realty Trust, Inc. 6,370 66,375
Invesco Mortgage Capital, Inc. 5,211 42,730
KKR Real Estate Finance Trust,
Inc. 4,445 37,738
Ladder Capital Corp., Class
a
A 8,889 98,223
Lument Finance Trust, Inc. 3,552 5,790
MFA Financial, Inc. 8,015 77,104
Nexpoint Real Estate Finance,
Inc. 596 8,630
Orchid Island Capital, Inc. 9,967 72,061
PennyMac Mortgage
Investment Trust 6,789 87,171
Ready Capital Corp. 12,967 32,807
Redwood Trust, Inc. 10,342 56,984
Rithm Property Trust, Inc. 3,057 8,193
Seven Hills Realty Trust 1,037 9,084
Sunrise Realty Trust, Inc. 789 7,930
TPG RE Finance Trust, Inc. 5,249 47,713
Two Harbors Investment Corp. 8,125 82,388
1,911,508
Multi-Utilities — 0.3%
Avista Corp. 6,268 259,370
Black Hills Corp. 5,657 417,430
Northwestern Energy Group,
Inc. 4,802 331,770
Unitil Corp. 1,253 62,938
1,071,508
Office REITs — 0.3%
Brandywine Realty Trust, REIT 13,400 45,962
City Office REIT, Inc. 3,043 20,723
COPT Defense Properties, REIT 8,868 272,514
Douglas Emmett, Inc., REIT 12,608 153,691
Easterly Government
Properties, Inc., Class
a
A, REIT 3,217 70,131
Investments
Shares Value
Common Stocks (a) (continued)
Empire State Realty Trust, Inc.,
Class
a
A, REIT 10,740 $ 75,502
Franklin Street Properties
Corp., REIT 6,158 6,404
JBG SMITH Properties, REIT 4,855 88,507
NET Lease Office Properties,
REIT 1,268 37,393
Paramount Group, Inc., REIT* 14,538 95,805
Peakstone Realty Trust, REIT 2,863 39,137
Piedmont Realty Trust, Inc.,
Class
a
A, REIT 9,671 84,525
Postal Realty Trust, Inc.,
Class
a
A, REIT 1,764 27,413
SL Green Realty Corp., REIT 5,592 263,551
1,281,258
Oil, Gas & Consumable Fuels — 1.8%
Ardmore Shipping Corp. 2,686 32,850
Berry Corp. 5,993 20,316
BKV Corp.* 1,304 36,003
California Resources Corp. 5,270 251,801
Calumet, Inc.* 5,365 103,545
Centrus Energy Corp.,
Class
a
A(b) 1,225 317,643
Clean Energy Fuels Corp.* 13,524 29,482
CNX Resources Corp.* 10,647 413,529
Comstock Resources, Inc.* 5,764 154,821
Core Natural Resources, Inc. 4,055 324,400
Crescent Energy Co., Class
a
A 13,919 131,256
CVR Energy, Inc.* 2,407 83,114
Delek US Holdings, Inc. 4,645 179,619
DHT Holdings, Inc. 9,917 129,219
Diversified Energy Co. 4,499 67,665
Dorian LPG Ltd. 2,893 71,689
Empire Petroleum Corp.* 1,159 3,477
Encore Energy Corp.(b) 14,325 39,107
Energy Fuels, Inc.(b) 16,698 240,451
Epsilon Energy Ltd. 1,496 7,196
Evolution Petroleum Corp. 2,427 9,538
Excelerate Energy, Inc., Class
a
A 1,792 50,319
FLEX LNG Ltd.(b) 2,434 61,751
FutureFuel Corp. 1,960 6,468
Gevo, Inc.* 18,000 38,520
Golar LNG Ltd. 7,777 287,360
Granite Ridge Resources, Inc. 4,207 21,666
Green Plains, Inc.* 4,998 51,629
Gulfport Energy Corp.* 1,240 275,888
HighPeak Energy, Inc.(b) 1,421 9,535
Infinity Natural Resources, Inc.,
Class
a
A* 1,195 15,822
International Seaways, Inc. 3,130 165,796
Kinetik Holdings, Inc.,
Class
a
A(b) 3,448 119,577
Kolibri Global Energy, Inc.* 2,321 9,330
Kosmos Energy Ltd.* 36,910 41,339
Lightbridge Corp.(b) 1,642 26,699
Magnolia Oil & Gas Corp.,
Class
a
A 14,493 335,368
Murphy Oil Corp. 10,521 337,408
NACCO Industries, Inc.,
Class
a
A 309 14,906

See accompanying notes to the financial statements.
NOVEMBER 30, 2025 (UNAUDITED) :: ULTRAPRO RUSSELL2000
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
157
URTY
::
Investments
Shares Value
Common Stocks (a) (continued)
Navigator Holdings Ltd. 2,543 $ 45,494
New Fortress Energy, Inc.(b) 13,160 16,055
NextDecade Corp.* 10,408 63,593
NextNRG, Inc.* 1,486 1,813
Nordic American Tankers Ltd. 15,956 58,080
Northern Oil & Gas, Inc. 7,547 168,977
OPAL Fuels, Inc., Class
a
A* 1,644 3,962
Par Pacific Holdings, Inc.* 3,943 179,998
PBF Energy, Inc., Class
a
A 6,524 224,948
Peabody Energy Corp. 9,523 259,407
Prairie Operating Co.* 1,718 3,213
PrimeEnergy Resources Corp.* 27 4,957
REX American Resources
Corp.* 2,305 76,042
Riley Exploration Permian, Inc. 1,046 28,650
Sable Offshore Corp.* 5,917 25,857
SandRidge Energy, Inc. 2,829 40,002
Scorpio Tankers, Inc. 3,463 198,534
SFL Corp. Ltd. 9,437 77,667
SM Energy Co. 8,881 169,183
Summit Midstream Corp.* 733 18,354
Talos Energy, Inc.* 9,366 107,334
Teekay Corp. Ltd. 4,056 39,384
Teekay Tankers Ltd., Class
a
A 1,869 107,785
Uranium Energy Corp.* 33,149 406,738
VAALCO Energy, Inc. 8,057 28,844
Verde Clean Fuels, Inc.* 327 857
Vital Energy, Inc.* 2,319 41,580
Vitesse Energy, Inc.(b) 2,294 48,541
W&T Offshore, Inc.(b) 7,724 13,671
World Kinect Corp. 4,297 99,604
XCF Global, Inc., Class
a
A(b) 2,746 2,032
7,077,258
Paper & Forest Products — 0.0%(d)
Clearwater Paper Corp.* 1,230 22,374
Magnera Corp.* 2,589 36,660
Sylvamo Corp. 2,677 126,809
185,843
Passenger Airlines — 0.3%
Allegiant Travel Co.* 1,124 85,424
flyExclusive, Inc.(b) 404 1,329
Frontier Group Holdings, Inc.* 6,586 30,032
JetBlue Airways Corp.* 25,692 117,412
Joby Aviation, Inc.* 35,911 518,196
SkyWest, Inc.* 3,150 319,788
Sun Country Airlines Holdings,
Inc.* 3,980 54,526
1,126,707
Personal Care Products — 0.1%
Beauty Health Co. (The)* 8,894 13,163
Edgewell Personal Care Co. 3,544 63,296
FitLife Brands, Inc.* 303 5,651
Herbalife Ltd.* 7,866 100,134
Honest Co., Inc. (The)* 7,263 19,538
Interparfums, Inc. 1,427 115,972
Lifevantage Corp.(b) 824 5,661
Medifast, Inc.(b) 840 9,215
Investments
Shares Value
Common Stocks (a) (continued)
Nature's Sunshine Products,
Inc.* 1,353 $ 27,845
Nu Skin Enterprises, Inc.,
Class
a
A 3,805 37,631
Olaplex Holdings, Inc.* 10,931 12,461
USANA Health Sciences, Inc.* 853 16,932
Waldencast plc, Class
a
A* 3,295 8,303
435,802
Pharmaceuticals — 1.4%
Aardvark Therapeutics, Inc.(b) 446 4,451
Aclaris Therapeutics, Inc.* 6,742 19,080
Alumis, Inc.* 4,348 33,349
Amneal Pharmaceuticals, Inc.* 11,704 146,534
Amphastar Pharmaceuticals,
Inc.* 2,887 79,970
Amylyx Pharmaceuticals, Inc.* 5,396 80,832
ANI Pharmaceuticals, Inc.* 1,413 119,893
Aquestive Therapeutics, Inc.* 6,692 41,423
Arvinas, Inc.* 5,102 64,209
Atea Pharmaceuticals, Inc.* 5,965 18,491
Avadel Pharmaceuticals plc,
ADR* 6,948 149,312
Axsome Therapeutics, Inc.* 3,149 477,073
BioAge Labs, Inc.* 1,845 17,509
Biote Corp., Class
a
A* 2,270 6,140
Collegium Pharmaceutical, Inc.* 2,495 116,467
CorMedix, Inc.(b) 5,480 53,759
Crinetics Pharmaceuticals, Inc.* 7,019 319,786
Edgewise Therapeutics, Inc.* 5,251 136,736
Enliven Therapeutics, Inc.* 3,271 70,654
Esperion Therapeutics, Inc.* 15,531 62,279
Eton Pharmaceuticals, Inc.* 1,994 32,203
Evolus, Inc.* 4,560 32,650
EyePoint Pharmaceuticals, Inc.* 4,564 67,684
Fulcrum Therapeutics, Inc.* 3,349 36,638
Harmony Biosciences Holdings,
Inc.* 3,403 120,092
Harrow, Inc.(b) 2,453 102,486
Indivior plc* 9,436 317,050
Innoviva, Inc.* 4,898 106,433
Journey Medical Corp.* 953 7,691
LENZ Therapeutics, Inc.* 1,257 38,364
Ligand Pharmaceuticals, Inc.* 1,482 301,113
Liquidia Corp.* 4,996 163,019
Maze Therapeutics, Inc.* 1,520 57,380
MBX Biosciences, Inc.* 1,192 41,112
MediWound Ltd.* 601 10,770
Mind Medicine MindMed, Inc.* 5,860 74,129
Nuvation Bio, Inc.* 19,413 155,886
Ocular Therapeutix, Inc.* 13,473 163,697
Omeros Corp.(b) 5,053 48,964
Pacira BioSciences, Inc.* 3,580 84,381
Phathom Pharmaceuticals, Inc.* 3,283 51,280
Phibro Animal Health Corp.,
Class
a
A 1,590 66,589
Prestige Consumer Healthcare,
Inc.* 3,849 229,208
Rapport Therapeutics, Inc.* 1,366 40,584
Scilex Holding Co.* 139 2,835

See accompanying notes to the financial statements.
ULTRAPRO RUSSELL2000 :: NOVEMBER 30, 2025 (UNAUDITED)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
158
URTY
::
Investments
Shares Value
Common Stocks (a) (continued)
Septerna, Inc.* 1,662 $ 48,231
SIGA Technologies, Inc. 3,194 19,356
Supernus Pharmaceuticals,
Inc.* 4,197 191,341
Tarsus Pharmaceuticals, Inc.* 3,049 243,798
Terns Pharmaceuticals, Inc.* 5,625 158,119
Theravance Biopharma, Inc.* 2,944 59,763
Third Harmonic Bio, Inc.*‡ 2,105 —
Trevi Therapeutics, Inc.* 6,833 90,127
Tvardi Therapeutics, Inc.* 367 1,512
WaVe Life Sciences Ltd.* 8,718 67,652
Xeris Biopharma Holdings, Inc.* 11,943 85,751
Zevra Therapeutics, Inc.* 4,220 35,575
5,371,410
Professional Services — 1.0%
Alight, Inc., Class
a
A 33,554 77,510
Asure Software, Inc.* 2,006 16,048
Barrett Business Services, Inc. 1,938 68,004
BlackSky Technology, Inc.* 2,417 42,829
CBIZ, Inc.* 3,843 187,154
Conduent, Inc.* 11,599 22,502
CRA International, Inc. 516 90,991
CSG Systems International, Inc. 2,163 170,379
Exponent, Inc. 3,956 286,019
First Advantage Corp.* 6,160 85,501
Forrester Research, Inc.* 891 6,406
Franklin Covey Co.* 840 13,205
Heidrick & Struggles
International, Inc. 1,594 93,839
HireQuest, Inc. 432 3,754
Huron Consulting Group, Inc.* 1,324 217,944
IBEX Holdings Ltd.* 841 29,595
ICF International, Inc. 1,428 111,441
Innodata, Inc.(b) 2,391 137,411
Insperity, Inc. 2,806 99,248
Kelly Services, Inc., Class
a
A 2,361 20,399
Kforce, Inc. 1,396 41,042
Korn Ferry 4,022 264,527
Legalzoom.com, Inc.* 9,229 86,107
Maximus, Inc. 4,405 379,226
Mistras Group, Inc.* 1,280 15,347
Planet Labs PBC* 18,167 216,187
RCM Technologies, Inc.* 381 7,460
Resolute Holdings
Management, Inc.* 331 58,799
Resources Connection, Inc. 2,530 12,233
Skillsoft Corp.* 348 3,477
Spire Global, Inc.* 2,133 17,469
TIC Solutions, Inc.* 13,261 128,897
TriNet Group, Inc. 2,329 136,479
TrueBlue, Inc.* 2,227 10,912
TTEC Holdings, Inc.* 1,547 5,198
Upwork, Inc.* 9,573 188,971
Verra Mobility Corp., Class
a
A* 12,430 271,223
Willdan Group, Inc.* 1,083 109,275
3,733,008
Real Estate Management & Development — 0.4%
American Realty Investors, Inc.* 104 1,637
Investments
Shares Value
Common Stocks (a) (continued)
Anywhere Real Estate, Inc.* 8,210 $ 116,993
Compass, Inc., Class
a
A* 36,354 378,809
Cushman & Wakefield Ltd.* 18,015 301,751
Douglas Elliman, Inc.* 5,705 15,118
eXp World Holdings, Inc.(b) 6,854 77,793
Forestar Group, Inc.* 1,503 38,357
FRP Holdings, Inc.* 907 21,142
Kennedy-Wilson Holdings, Inc. 9,416 91,618
Logistic Properties of The
Americas, Class
a
A(b) 247 835
Marcus & Millichap, Inc. 1,866 54,674
Maui Land & Pineapple Co.,
Inc.* 529 8,385
Newmark Group, Inc., Class
a
A 12,101 210,315
RE/MAX Holdings, Inc.,
Class
a
A* 1,423 11,697
Real Brokerage, Inc. (The)* 8,252 32,760
RMR Group, Inc. (The), Class
a
A 1,208 18,422
Seaport Entertainment Group,
Inc.* 581 12,468
St Joe Co. (The) 2,963 178,758
Stratus Properties, Inc.* 521 11,540
Tejon Ranch Co.* 1,636 26,552
Transcontinental Realty
Investors, Inc.* 147 6,759
1,616,383
Residential REITs — 0.2%
Apartment Investment and
Management Co., Class
a
A,
REIT 10,274 58,665
BRT Apartments Corp., REIT 841 12,312
Centerspace, REIT 1,311 87,522
Clipper Realty, Inc., REIT 1,077 3,877
Elme Communities, REIT 6,849 118,899
Independence Realty Trust,
Inc., REIT 18,312 314,051
NexPoint Residential Trust, Inc.,
REIT 1,778 56,558
UMH Properties, Inc., REIT 6,192 93,685
Veris Residential, Inc., REIT 6,142 92,498
838,067
Retail REITs — 0.7%
Acadia Realty Trust, REIT 10,271 211,274
Alexander's, Inc., REIT 168 35,604
CBL & Associates Properties,
Inc., REIT 1,420 47,456
Curbline Properties Corp., REIT 7,573 181,298
FrontView REIT, Inc. 1,498 22,889
Getty Realty Corp., REIT 4,123 117,382
InvenTrust Properties Corp.,
REIT 6,072 173,295
Kite Realty Group Trust, REIT 17,191 397,800
Macerich Co. (The), REIT 19,766 343,138
NETSTREIT Corp., REIT(b) 7,383 135,330
Phillips Edison & Co., Inc., REIT 9,827 348,859
Saul Centers, Inc., REIT 957 29,763
SITE Centers Corp., REIT 3,906 28,748
Tanger, Inc., REIT 8,698 292,079
Urban Edge Properties, REIT 9,899 190,259

See accompanying notes to the financial statements.
NOVEMBER 30, 2025 (UNAUDITED) :: ULTRAPRO RUSSELL2000
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
159
URTY
::
Investments
Shares Value
Common Stocks (a) (continued)
Whitestone REIT 3,510 $ 46,648
2,601,822
Semiconductors & Semiconductor Equipment — 2.0%
ACM Research, Inc., Class
a
A* 3,931 131,335
Aehr Test Systems(b) 2,214 50,856
Aeluma, Inc.* 767 10,753
Alpha & Omega Semiconductor
Ltd.* 1,948 39,505
Ambarella, Inc.* 3,167 234,928
Ambiq Micro, Inc.(b) 360 8,824
Atomera, Inc.(b) 2,278 5,649
Axcelis Technologies, Inc.* 2,511 207,835
Blaize Holdings, Inc.(b) 5,697 14,243
CEVA, Inc.* 1,821 39,315
Cohu, Inc.* 3,560 86,579
Credo Technology Group
Holding Ltd.* 11,529 2,047,550
Diodes, Inc.* 3,570 164,970
FormFactor, Inc.* 6,062 333,531
Ichor Holdings Ltd.* 2,645 44,436
Impinj, Inc.* 2,020 347,177
indie Semiconductor, Inc.,
Class
a
A(b) 15,087 53,710
Kopin Corp.* 12,385 30,219
Kulicke & Soffa Industries, Inc. 4,012 180,981
MaxLinear, Inc., Class
a
A* 6,351 98,885
Navitas Semiconductor Corp.,
Class
a
A(b) 10,420 91,071
NVE Corp. 375 23,978
PDF Solutions, Inc.* 2,484 67,316
Penguin Solutions, Inc.* 4,052 81,972
Photronics, Inc.* 4,528 103,737
Power Integrations, Inc. 4,413 148,277
Rambus, Inc.* 8,398 802,597
Rigetti Computing, Inc.* 24,882 636,233
Semtech Corp.* 6,783 503,027
Silicon Laboratories, Inc.* 2,512 320,481
SiTime Corp.* 1,658 493,587
SkyWater Technology, Inc.* 2,046 31,488
Synaptics, Inc.* 2,987 204,639
Ultra Clean Holdings, Inc.* 3,475 88,126
Veeco Instruments, Inc.* 4,450 130,074
7,857,884
Software — 3.4%
8x8, Inc.* 10,405 20,186
A10 Networks, Inc. 5,594 96,329
ACI Worldwide, Inc.* 8,210 384,721
Adeia, Inc. 8,457 104,613
Agilysys, Inc.* 2,015 247,764
Airship AI Holdings, Inc.(b) 1,559 5,737
Alarm.com Holdings, Inc.* 3,707 192,616
Alkami Technology, Inc.* 5,308 113,167
Amplitude, Inc., Class
a
A* 6,950 71,446
Appian Corp., Class
a
A* 3,066 123,866
Arteris, Inc.* 2,220 31,835
Asana, Inc., Class
a
A* 6,738 86,785
AudioEye, Inc.* 621 7,676
AvePoint, Inc.* 10,341 134,433
Investments
Shares Value
Common Stocks (a) (continued)
Bit Digital, Inc.* 24,750 $ 58,905
Bitdeer Technologies Group,
Class
a
A(b) 6,985 93,669
Blackbaud, Inc.* 2,979 167,956
BlackLine, Inc.* 4,052 230,923
Blend Labs, Inc., Class
a
A* 16,325 51,587
Box, Inc., Class
a
A* 10,936 323,049
Braze, Inc., Class
a
A* 6,205 178,083
C3.ai, Inc., Class
a
A* 9,539 137,839
Cerence, Inc.* 3,151 34,913
Chaince Digital Holdings, Inc.* 2,489 23,994
Cipher Mining, Inc.(b) 20,631 419,841
Cleanspark, Inc.* 21,596 326,100
Clear Secure, Inc., Class
a
A 6,513 231,211
Clearwater Analytics Holdings,
Inc., Class
a
A* 19,199 423,530
Commvault Systems, Inc.* 3,482 430,027
Consensus Cloud Solutions,
Inc.* 1,510 32,978
Core Scientific, Inc.* 22,123 373,657
CS Disco, Inc.* 1,855 13,282
Daily Journal Corp.* 99 45,381
Digimarc Corp.(b) 1,216 9,740
Digital Turbine, Inc.* 8,147 39,024
Domo, Inc., Class
a
B* 2,524 28,875
D-Wave Quantum, Inc.* 24,048 545,168
eGain Corp.* 1,387 14,453
EverCommerce, Inc.(b) 1,144 9,930
Expensify, Inc., Class
a
A* 4,652 7,211
Five9, Inc.* 5,946 116,482
Freshworks, Inc., Class
a
A* 15,633 189,785
Hut 8 Corp.* 7,334 330,030
I3 Verticals, Inc., Class
a
A* 1,796 42,511
Intapp, Inc.* 4,399 189,993
InterDigital, Inc. 2,016 721,224
Jamf Holding Corp.* 5,614 72,589
Kaltura, Inc.* 7,021 10,321
Life360, Inc.* 1,250 99,512
LiveRamp Holdings, Inc.* 5,029 145,087
MARA Holdings, Inc.(b) 28,933 341,699
Mitek Systems, Inc.* 3,463 30,682
N-able, Inc.* 5,609 40,385
NCR Voyix Corp.* 10,824 109,431
NextNav, Inc.* 6,850 97,339
ON24, Inc.* 2,915 16,499
OneSpan, Inc. 2,806 34,233
Ooma, Inc.* 1,973 22,177
Pagaya Technologies Ltd.,
Class
a
A* 3,578 89,271
PagerDuty, Inc.* 6,644 79,728
PAR Technology Corp.* 3,120 107,671
Porch Group, Inc.* 6,268 60,737
Progress Software Corp.* 3,331 137,937
PROS Holdings, Inc.* 3,405 79,132
Q2 Holdings, Inc.* 4,844 349,398
Qualys, Inc.* 2,846 400,859
Rapid7, Inc.* 4,971 77,945
Red Violet, Inc. 881 47,741
ReposiTrak, Inc.(b) 875 11,795
Rezolve AI plc(b) 11,410 34,800

See accompanying notes to the financial statements.
ULTRAPRO RUSSELL2000 :: NOVEMBER 30, 2025 (UNAUDITED)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
160
URTY
::
Investments
Shares Value
Common Stocks (a) (continued)
Rimini Street, Inc.* 3,797 $ 14,467
Riot Platforms, Inc.* 27,129 437,591
Sapiens International Corp. NV 2,420 104,713
SEMrush Holdings, Inc.,
Class
a
A* 3,983 47,119
Silvaco Group, Inc.* 609 2,771
SoundHound AI, Inc.,
Class
a
A(b) 28,498 343,401
SoundThinking, Inc.* 744 4,628
Sprinklr, Inc., Class
a
A* 8,755 63,299
Sprout Social, Inc., Class
a
A* 4,022 40,099
SPS Commerce, Inc.* 2,964 246,960
Synchronoss Technologies,
Inc.* 799 3,875
Telos Corp.* 4,188 24,207
Tenable Holdings, Inc.* 9,450 250,614
Terawulf, Inc.* 22,081 342,476
Varonis Systems, Inc., Class
a
B* 8,591 284,104
Vertex, Inc., Class
a
A* 5,061 99,550
Viant Technology, Inc., Class
a
A* 1,051 11,151
Weave Communications, Inc.* 4,535 28,933
WM Technology, Inc.* 6,792 5,753
Workiva, Inc., Class
a
A* 3,912 362,095
Xperi, Inc.* 3,475 20,120
Yext, Inc.* 7,896 66,484
Zeta Global Holdings Corp.,
Class
a
A* 14,494 264,515
13,028,418
Specialized REITs — 0.2%
Farmland Partners, Inc., REIT 3,228 31,763
Four Corners Property Trust,
Inc., REIT 7,766 186,695
Gladstone Land Corp., REIT 2,652 24,690
Outfront Media, Inc., REIT 10,843 255,136
PotlatchDeltic Corp., REIT 6,097 245,343
Safehold, Inc., REIT 4,368 60,584
Smartstop Self Storage REIT,
Inc., REIT 2,429 79,380
883,591
Specialty Retail — 1.3%
1-800-Flowers.com, Inc.,
Class
a
A(b) 1,703 5,807
Abercrombie & Fitch Co.,
Class
a
A* 3,667 358,889
Academy Sports & Outdoors,
Inc. 5,164 249,163
Advance Auto Parts, Inc. 4,672 242,383
American Eagle Outfitters, Inc. 12,644 257,938
America's Car-Mart, Inc.* 584 12,644
Arhaus, Inc., Class
a
A* 3,989 41,246
Arko Corp. 5,977 28,451
Asbury Automotive Group, Inc.* 1,529 355,600
BARK, Inc.* 7,183 5,135
Barnes & Noble Education, Inc.* 1,252 11,706
Bed Bath & Beyond, Inc.* 4,281 25,772
Boot Barn Holdings, Inc.* 2,394 464,005
Buckle, Inc. (The) 2,458 138,828
Build-A-Bear Workshop, Inc.(b) 965 51,242
Investments
Shares Value
Common Stocks (a) (continued)
Caleres, Inc. 2,569 $ 30,083
Camping World Holdings, Inc.,
Class
a
A 4,691 52,492
Citi Trends, Inc.* 369 16,712
Designer Brands, Inc.,
Class
a
A(b) 2,556 11,093
Envela Corp.* 519 5,984
EVgo, Inc., Class
a
A* 9,974 32,316
Genesco, Inc.* 770 27,604
Group 1 Automotive, Inc. 982 393,821
Haverty Furniture Cos., Inc. 1,050 24,990
J Jill, Inc. 570 8,995
Lands' End, Inc.* 917 14,479
MarineMax, Inc.* 1,477 34,532
Monro, Inc. 2,325 43,501
National Vision Holdings, Inc.* 6,062 174,889
ODP Corp. (The)* 2,146 60,024
OneWater Marine, Inc., Class
a
A* 885 10,753
Outdoor Holding Co.* 6,747 12,414
Petco Health & Wellness Co.,
Inc., Class
a
A* 6,108 19,546
RealReal, Inc. (The)* 7,413 107,340
Revolve Group, Inc., Class
a
A* 3,154 76,232
Sally Beauty Holdings, Inc.* 7,871 124,834
Shoe Carnival, Inc. 1,410 23,293
Signet Jewelers Ltd. 3,118 312,299
Sleep Number Corp.* 1,485 7,574
Sonic Automotive, Inc., Class
a
A 1,163 73,304
Stitch Fix, Inc., Class
a
A* 8,380 35,615
ThredUp, Inc., Class
a
A* 7,192 54,084
Tile Shop Holdings, Inc.* 2,243 14,557
Torrid Holdings, Inc.(b) 2,624 3,411
Upbound Group, Inc. 4,086 73,221
Urban Outfitters, Inc.* 4,765 352,944
Victoria's Secret & Co.* 5,392 222,851
Warby Parker, Inc., Class
a
A* 7,645 151,447
Winmark Corp. 232 95,354
Zumiez, Inc.* 1,113 28,938
4,980,335
Technology Hardware, Storage & Peripherals — 0.4%
CompoSecure, Inc., Class
a
A* 3,419 67,936
Corsair Gaming, Inc.* 3,631 23,674
CPI Card Group, Inc.* 459 6,201
Diebold Nixdorf, Inc.* 1,975 127,427
Eastman Kodak Co.* 4,944 37,772
Immersion Corp. 2,183 15,521
IonQ, Inc.* 21,533 1,061,590
Quantum Computing, Inc.* 10,447 122,230
Turtle Beach Corp.* 1,162 16,129
Xerox Holdings Corp. 9,163 25,473
1,503,953
Textiles, Apparel & Luxury Goods — 0.3%
Capri Holdings Ltd.* 9,054 229,700
Carter's, Inc. 2,768 88,327
Ermenegildo Zegna NV(b) 4,806 51,280
Figs, Inc., Class
a
A* 6,883 67,384
G-III Apparel Group Ltd.* 3,006 87,625
Kontoor Brands, Inc. 4,289 318,887

See accompanying notes to the financial statements.
NOVEMBER 30, 2025 (UNAUDITED) :: ULTRAPRO RUSSELL2000
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
161
URTY
::
Investments
Shares Value
Common Stocks (a) (continued)
Lakeland Industries, Inc. 711 $ 10,793
Movado Group, Inc. 1,184 24,793
Oxford Industries, Inc. 1,099 41,938
Rocky Brands, Inc. 548 16,643
Steven Madden Ltd. 5,585 233,341
Superior Group of Cos., Inc. 880 8,554
Wolverine World Wide, Inc. 6,272 101,669
1,280,934
Tobacco — 0.1%
Ispire Technology, Inc.* 1,467 3,579
Turning Point Brands, Inc. 1,330 133,213
Universal Corp. 1,883 99,347
236,139
Trading Companies & Distributors — 0.6%
Alta Equipment Group, Inc. 1,581 7,715
BlueLinx Holdings, Inc.* 597 37,247
Boise Cascade Co. 2,935 223,764
Custom Truck One Source, Inc.* 4,691 29,975
Distribution Solutions Group,
Inc.* 762 21,153
DNOW, Inc.* 14,307 199,726
DXP Enterprises, Inc.* 1,011 95,024
EVI Industries, Inc. 393 8,033
GATX Corp. 2,795 447,004
Global Industrial Co. 1,117 31,991
Herc Holdings, Inc. 2,543 341,449
Hudson Technologies, Inc.* 2,995 20,366
Karat Packaging, Inc. 669 14,745
McGrath RentCorp 1,909 196,780
NPK International, Inc.* 6,109 75,202
Rush Enterprises, Inc., Class
a
A 4,758 247,701
Rush Enterprises, Inc., Class
a
B 672 35,865
Titan Machinery, Inc.* 1,622 30,039
Transcat, Inc.* 713 40,313
Willis Lease Finance Corp. 221 27,119
Xometry, Inc., Class
a
A* 3,383 197,804
2,329,015
Transportation Infrastructure — 0.0%(d)
Sky Harbour Group Corp.(b) 1,654 15,283
Water Utilities — 0.2%
American States Water Co. 3,009 221,974
Cadiz, Inc.* 4,278 23,828
California Water Service Group 4,653 211,107
Consolidated Water Co. Ltd. 1,174 40,186
Global Water Resources, Inc. 982 8,416
H2O America 2,477 115,007
Middlesex Water Co. 1,388 71,218
Pure Cycle Corp.* 1,542 17,548
York Water Co. (The) 1,122 36,611
745,895
Wireless Telecommunication Services — 0.1%
Gogo, Inc.* 6,009 42,964
Spok Holdings, Inc. 1,584 21,036
Investments
Shares Value
Common Stocks (a) (continued)
Telephone and Data Systems,
Inc. 7,745 $ 311,891
375,891
Total Common Stocks
(Cost $184,169,644)
224,591,722
Number of
Rights
Rights — 0 .0% (d)
Biotechnology — 0.0%
Aduro Biotech, Inc., CVR*‡ 899 —
Cartesian Therapeutics, Inc.,
expiring 12/31/2049*‡ 9,359 —
Chinook Therape, CVR*‡ 4,511 —
Oncternal Therapeutics,
Inc., CVR*‡ 23 —
Tobira Therapeutics, Inc.,
CVR*‡ 218 —
—
Food Products — 0.0% (d)
Prevail Therape, CVR*‡ 1,074 537
Total Rights
(Cost $3,929) 537
Shares
Securities Lending Reinvestments (e) — 1 .3%
Investment Companies — 1 .3%
Invesco Government & Agency Portfolio,
Institutional Class 3.91% (f)
(Cost $4,855,842) 4,855,842 4,855,842
Principal
Amount
Short-Term Investments — 18 .0%
Repurchase Agreements (g) — 5 .2%
Repurchase Agreements
with various counterparties,
rates 2.5% - 4.08%, dated
11/28/2025, due 12/1/2025,
total to be received
$20,080,063
(Cost $20,073,578) $ 20,073,578
20,073,578
U.S. Treasury Obligations (a) — 12 .8%
U.S. Treasury Bills
4.10%, 12/2/2025 (h) 20,000,000 19,997,822
3.86%, 12/18/2025 (h) 10,000,000 9,981,567
3.85%, 1/13/2026 (h) 10,000,000 9,954,957
3.84%, 1/20/2026 (h) 10,000,000 9,947,234
Total U.S. Treasury Obligations
(Cost $49,880,832) 49,881,580
Total Short-Term Investments
(Cost $69,954,410) 69,955,158
Total Investments — 77.1%
(Cost $258,983,825) 299,403,259
Other assets less liabilities — 22.9% 88,980,940
Net Assets — 100.0% $ 388,384,199

See accompanying notes to the financial statements.
ULTRAPRO RUSSELL2000 :: NOVEMBER 30, 2025 (UNAUDITED)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
162
URTY
::
* Non-income producing security.
‡ Value determined using significant unobservable inputs and is reported as a Level 3 security in the valuation hierarchy table located in Note 2 in Notes to the Financial Statements.
(a) All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $22,731,960.
(b) The security or a portion of this security is on loan at November
30, 2025. The total value of securities on loan at November
30, 2025 was $5,566,060, collateralized in the form of cash
with a value of $4,855,842 that was reinvested in the securities shown in the Securities Lending Reinvestment section of the
Schedule of Portfolio Investments and $719,438 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% – 6.25%, and maturity dates ranging from
December 11, 2025 – May 15, 2055. The total value of collateral is $5,575,280.
(c) Security exempt from registration pursuant to Regulation
S under the Securities Act of 1933. Regulation S applies to
securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.
(d) Represents less than 0.05% of net assets.
(e) The security was purchased with cash collateral held from securities on loan at November 30, 2025. The total value of
securities purchased was $4,855,842.
(f) Rate shown is the 7-day yield as of November 30, 2025.
(g) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the
securities subject to repurchase.
(h) The rate shown was the current yield as of November 30, 2025.
Abbreviations
ADR American Depositary Receipt
CVR Contingent Value Rights - No defined expiration
REIT Real Estate Investment Trust
As of November 30, 2025, the gross unrealized appreciation
(depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation $ 123,292,000
Aggregate gross unrealized depreciation (42,130,532)
Net unrealized appreciation $ 81,161,468
Federal income tax cost $ 270,292,634

See accompanying notes to the financial statements.
NOVEMBER 30, 2025 (UNAUDITED) :: ULTRAPRO RUSSELL2000
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
163
URTY
::
Futures Contracts Purchased
UltraPro Russell2000 had the following open long futures contracts as of November 30, 2025:
Number of
Contracts
AAAAAA
Expiration Date
AAAAAA
Trading
Currency
AA
Notional Amount
AAAAAA
Value and
Unrealized
Appreciation
AAAAAA
Russell 2000
®
E-Mini Index 270 12/19/2025 U.S. Dollar $ 33,818,850 $ 1,022,644
Swap Agreements
a
UltraPro Russell2000 had the following open non-exchange traded total return swap agreements as of November 30, 2025:
Notional
Amount
($)
A
Termination
Date
b
A
Counterparty
A
Rate Paid
(Received)
c
A
Reference
Instrument
A
Value and
Unrealized
Appreciation /
(Depreciation)
d
($)
A
Financial
Instruments for
the Benefit of
(the Fund)/the
Counterparty
($)
A
Cash Collateral
for the
Benefit of
(the Fund)/the
Counterparty
($)
A
Net
Amount
e
($)
A
94,668,780 4/7/2026
Bank of
America NA 4.79% Russell 2000
®
Index (9,079,698) 3,404,378 5,675,320 —
97,814,321 4/6/2027
Barclays Bank
PLC 4.74% Russell 2000
®
Index 30,399,016 — — 30,399,016
85,234,658 3/8/2027 BNP Paribas 4.69% Russell 2000
®
Index 30,961,372 (30,587,187) — 374,185
127,949,504 11/4/2027 Citibank NA 4.64% Russell 2000
®
Index 1,196,781 (492,128) — 704,653
225,321,249 4/7/2026
Goldman Sachs
International 4.44% Russell 2000
®
Index 4,635,281 (3,487,241) — 1,148,040
177,620,545 3/6/2026
Societe
Generale 4.74% Russell 2000
®
Index 5,888,571 (5,258,233) — 630,338
98,149,379 11/6/2026 UBS AG 4.59% Russell 2000
®
Index (12,973,124) — — (12,973,124)
906,758,436 51,028,199
Total Unrealized
Appreciation
73,081,021
Total Unrealized
Depreciation
(22,052,822)
a The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.
b Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
c Reflects the floating financing rate, as of November 30, 2025, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).
d The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statement of
Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statement of
Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statement of Assets and Liabilities.
e Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

ULTRAPRO S&P500
®
:: NOVEMBER 30, 2025 (UNAUDITED)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
164
UPRO
::
See accompanying notes to the financial statements.
Investments
Shares Value
Common Stocks (a) — 58 .7%
Aerospace & Defense — 1.2%
Axon Enterprise, Inc.* 4,017 $ 2,169,742
Boeing Co. (The)* 38,759 7,325,451
General Dynamics Corp. 12,943 4,421,717
General Electric Co. 54,367 16,225,831
Howmet Aerospace, Inc. 20,670 4,228,875
Huntington Ingalls Industries,
Inc. 2,015 631,944
L3Harris Technologies, Inc. 9,594 2,673,752
Lockheed Martin Corp. 10,531 4,821,724
Northrop Grumman Corp. 6,899 3,947,953
RTX Corp. 68,618 12,001,975
Textron, Inc. 9,139 759,999
TransDigm Group, Inc. 2,892 3,933,612
63,142,575
Air Freight & Logistics — 0.2%
CH Robinson Worldwide, Inc. 6,052 961,481
Expeditors International of
Washington, Inc. 6,956 1,021,836
FedEx Corp. 11,127 3,067,491
United Parcel Service, Inc.,
Class
a
B 37,736 3,614,732
8,665,540
Automobile Components — 0.0%(b)
Aptiv plc* 11,164 865,768
Automobiles — 1.3%
Ford Motor Co. 200,419 2,661,564
General Motors Co. 48,805 3,588,144
Tesla, Inc.* 143,856 61,882,535
68,132,243
Banks — 2.1%
Bank of America Corp. 349,358 18,743,057
Citigroup, Inc. 94,375 9,777,250
Citizens Financial Group, Inc. 22,123 1,196,854
Fifth Third Bancorp 33,930 1,474,598
Huntington Bancshares, Inc. 80,631 1,314,285
JPMorgan Chase & Co. 140,978 44,137,392
KeyCorp 47,787 878,325
M&T Bank Corp. 8,012 1,524,043
PNC Financial Services Group,
Inc. (The) 20,192 3,851,018
Regions Financial Corp. 45,749 1,164,312
Truist Financial Corp. 66,100 3,073,650
US Bancorp 79,785 3,913,454
Wells Fargo & Co. 164,230 14,099,146
105,147,384
Beverages — 0.6%
Brown-Forman Corp., Class
a
B 9,029 261,660
Coca-Cola Co. (The) 198,573 14,519,658
Constellation Brands, Inc.,
Class
a
A 7,316 997,756
Keurig Dr Pepper, Inc. 69,638 1,942,900
Molson Coors Beverage Co.,
Class
a
B 8,686 403,986
Investments
Shares Value
Common Stocks (a) (continued)
Monster Beverage Corp.* 36,531 $ 2,739,460
PepsiCo, Inc. 70,184 10,439,168
31,304,588
Biotechnology — 1.0%
AbbVie, Inc. 90,568 20,622,334
Amgen, Inc. 27,589 9,530,896
Biogen, Inc.* 7,515 1,368,406
Gilead Sciences, Inc. 63,618 8,005,689
Incyte Corp.* 8,412 878,717
Moderna, Inc.* 17,754 461,249
Regeneron Pharmaceuticals,
Inc. 5,220 4,072,592
Vertex Pharmaceuticals, Inc.* 13,149 5,701,538
50,641,421
Broadline Retail — 2.3%
Amazon.com, Inc.* 497,557 116,040,243
eBay, Inc. 23,425 1,939,356
117,979,599
Building Products — 0.3%
A O Smith Corp. 5,858 386,511
Allegion plc 4,407 731,694
Builders FirstSource, Inc.* 5,662 635,446
Carrier Global Corp. 41,012 2,250,739
Johnson Controls International
plc 33,547 3,901,852
Lennox International, Inc. 1,642 819,144
Masco Corp. 10,739 696,639
Trane Technologies plc 11,401 4,805,293
14,227,318
Capital Markets — 2.0%
Ameriprise Financial, Inc. 4,842 2,206,693
Bank of New York Mellon Corp.
(The) 36,156 4,053,088
Blackrock, Inc. 7,386 7,735,358
Blackstone, Inc. 37,790 5,533,212
Cboe Global Markets, Inc. 5,369 1,386,115
Charles Schwab Corp. (The) 87,475 8,111,557
CME Group, Inc. 18,476 5,200,255
Coinbase Global, Inc., Class
a
A* 11,595 3,163,348
FactSet Research Systems, Inc. 1,931 535,408
Franklin Resources, Inc. 15,703 354,731
Goldman Sachs Group, Inc.
(The) 15,519 12,819,315
Interactive Brokers Group, Inc.,
Class
a
A 22,832 1,484,537
Intercontinental Exchange, Inc. 29,350 4,616,755
Invesco Ltd. 22,855 558,805
KKR & Co., Inc. 35,172 4,301,887
Moody's Corp. 7,908 3,881,088
Morgan Stanley 62,199 10,552,682
MSCI, Inc., Class
a
A 3,960 2,232,331
Nasdaq, Inc. 23,244 2,113,345
Northern Trust Corp. 9,806 1,287,920
Raymond James Financial, Inc. 9,099 1,424,357
Robinhood Markets, Inc.,
Class
a
A* 39,669 5,097,070

See accompanying notes to the financial statements.
NOVEMBER 30, 2025 (UNAUDITED) :: ULTRAPRO S&P500
®
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
165
UPRO
::
Investments
Shares Value
Common Stocks (a) (continued)
S&P Global, Inc. 16,033 $ 7,997,741
State Street Corp. 14,540 1,730,551
T. Rowe Price Group, Inc. 11,267 1,153,515
99,531,664
Chemicals — 0.6%
Air Products and Chemicals,
Inc. 11,405 2,977,275
Albemarle Corp. 6,041 785,270
CF Industries Holdings, Inc. 8,302 653,367
Corteva, Inc. 34,819 2,349,238
Dow, Inc. 36,347 866,876
DuPont de Nemours, Inc. 21,462 853,544
Ecolab, Inc. 13,080 3,599,093
International Flavors &
Fragrances, Inc. 13,141 913,037
Linde plc 24,036 9,862,451
LyondellBasell Industries NV,
Class
a
A 13,197 646,521
Mosaic Co. (The) 16,268 398,403
PPG Industries, Inc. 11,572 1,157,663
Sherwin-Williams Co. (The) 11,882 4,083,724
Solstice Advanced Materials,
Inc.* 8,148 388,497
29,534,959
Commercial Services & Supplies — 0.3%
Cintas Corp. 17,565 3,267,441
Copart, Inc.* 45,613 1,777,995
Republic Services, Inc., Class
a
A 10,409 2,259,378
Rollins, Inc. 15,053 925,458
Veralto Corp. 12,727 1,288,227
Waste Management, Inc. 19,001 4,139,748
13,658,247
Communications Equipment — 0.5%
Arista Networks, Inc.* 52,833 6,904,216
Cisco Systems, Inc. 203,023 15,620,590
F5, Inc.* 2,936 702,174
Motorola Solutions, Inc. 8,542 3,157,806
26,384,786
Construction & Engineering — 0.1%
EMCOR Group, Inc. 2,301 1,415,276
Quanta Services, Inc. 7,638 3,550,754
4,966,030
Construction Materials — 0.1%
Martin Marietta Materials, Inc. 3,096 1,929,551
Vulcan Materials Co. 6,771 2,012,612
3,942,163
Consumer Finance — 0.4%
American Express Co. 27,827 10,164,368
Capital One Financial Corp. 32,795 7,184,401
Synchrony Financial 19,080 1,476,029
18,824,798
Investments
Shares Value
Common Stocks (a) (continued)
Consumer Staples Distribution & Retail — 1.1%
Costco Wholesale Corp. 22,742 $ 20,776,864
Dollar General Corp. 11,288 1,235,923
Dollar Tree, Inc.* 9,949 1,102,449
Kroger Co. (The) 31,189 2,098,396
Sysco Corp. 24,478 1,865,224
Target Corp. 23,300 2,111,446
Walmart, Inc. 225,034 24,868,507
54,058,809
Containers & Packaging — 0.1%
Amcor plc 118,201 1,007,073
Avery Dennison Corp. 3,990 687,756
Ball Corp. 13,951 690,993
International Paper Co. 27,056 1,068,171
Packaging Corp. of America 4,574 933,416
Smurfit WestRock plc 26,773 955,528
5,342,937
Distributors — 0.0%(b)
Genuine Parts Co. 7,129 929,622
LKQ Corp. 13,196 391,789
Pool Corp. 1,685 410,466
1,731,877
Diversified Telecommunication Services — 0.4%
AT&T, Inc. 366,581 9,538,437
Verizon Communications, Inc. 216,171 8,886,790
18,425,227
Electric Utilities — 0.9%
Alliant Energy Corp. 13,179 915,545
American Electric Power Co.,
Inc. 27,418 3,393,526
Constellation Energy Corp. 16,028 5,839,962
Duke Energy Corp. 39,864 4,940,744
Edison International 19,719 1,161,252
Entergy Corp. 22,882 2,231,453
Evergy, Inc. 11,805 916,658
Eversource Energy 19,028 1,278,301
Exelon Corp. 51,780 2,439,873
FirstEnergy Corp. 26,642 1,271,356
NextEra Energy, Inc. 105,578 9,110,326
NRG Energy, Inc. 9,922 1,681,680
PG&E Corp. 112,689 1,816,547
Pinnacle West Capital Corp. 6,120 556,063
PPL Corp. 37,922 1,399,322
Southern Co. (The) 56,397 5,138,895
Xcel Energy, Inc. 30,318 2,489,411
46,580,914
Electrical Equipment — 0.5%
AMETEK, Inc. 11,835 2,342,028
Eaton Corp. plc 19,964 6,905,348
Emerson Electric Co. 28,854 3,848,547
GE Vernova, Inc. 13,958 8,371,590
Generac Holdings, Inc.* 3,002 455,193
Hubbell, Inc., Class
a
B 2,728 1,176,941

See accompanying notes to the financial statements.
ULTRAPRO S&P500
®
:: NOVEMBER 30, 2025 (UNAUDITED)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
166
UPRO
::
Investments
Shares Value
Common Stocks (a) (continued)
Rockwell Automation, Inc. 5,761 $ 2,280,549
25,380,196
Electronic Equipment, Instruments & Components — 0.4%
Amphenol Corp., Class
a
A 62,593 8,819,354
CDW Corp. 6,715 968,437
Corning, Inc. 39,971 3,365,558
Jabil, Inc. 5,511 1,161,223
Keysight Technologies, Inc.* 8,823 1,746,513
TE Connectivity plc 15,147 3,425,494
Teledyne Technologies, Inc.* 2,393 1,195,351
Trimble, Inc.* 12,203 993,568
Zebra Technologies Corp.,
Class
a
A* 2,610 659,678
22,335,176
Energy Equipment & Services — 0.1%
Baker Hughes Co., Class
a
A 50,545 2,537,359
Halliburton Co. 43,711 1,146,102
SLB Ltd. 76,483 2,771,744
6,455,205
Entertainment — 0.8%
Electronic Arts, Inc. 11,545 2,332,436
Live Nation Entertainment, Inc.* 8,086 1,062,905
Netflix, Inc.* 217,898 23,441,467
Take-Two Interactive Software,
Inc.* 8,893 2,188,300
TKO Group Holdings, Inc.,
Class
a
A 3,529 684,238
Walt Disney Co. (The) 92,181 9,630,149
Warner Bros Discovery, Inc.* 126,921 3,046,104
42,385,599
Financial Services — 2.3%
Apollo Global Management, Inc. 23,587 3,109,946
Berkshire Hathaway, Inc.,
Class
a
B* 94,008 48,302,251
Block, Inc., Class
a
A* 28,171 1,881,823
Corpay, Inc.* 3,614 1,069,021
Fidelity National Information
Services, Inc. 26,787 1,761,781
Fiserv, Inc.* 27,870 1,713,169
Global Payments, Inc. 12,436 942,151
Jack Henry & Associates, Inc. 3,738 652,206
Mastercard, Inc., Class
a
A 42,317 23,296,778
PayPal Holdings, Inc. 48,988 3,071,058
Visa, Inc., Class
a
A 87,087 29,125,376
114,925,560
Food Products — 0.3%
Archer-Daniels-Midland Co. 24,633 1,496,208
Bunge Global SA 7,177 689,494
Campbell's Co. (The) 10,092 307,604
Conagra Brands, Inc. 24,557 438,343
General Mills, Inc. 27,414 1,298,053
Hershey Co. (The) 7,603 1,429,972
Hormel Foods Corp. 14,946 346,897
J M Smucker Co. (The) 5,475 570,386
Kellanova 13,789 1,153,312
Investments
Shares Value
Common Stocks (a) (continued)
Kraft Heinz Co. (The) 43,690 $ 1,114,532
Lamb Weston Holdings, Inc. 7,144 421,925
McCormick & Co., Inc.
(Non-Voting) 12,971 875,283
Mondelez International, Inc.,
Class
a
A 66,346 3,819,539
Tyson Foods, Inc., Class
a
A 14,644 850,084
14,811,632
Gas Utilities — 0.0%(b)
Atmos Energy Corp. 8,230 1,451,525
Ground Transportation — 0.5%
CSX Corp. 95,577 3,379,603
JB Hunt Transport Services,
Inc. 3,925 682,793
Norfolk Southern Corp. 11,502 3,359,619
Old Dominion Freight Line, Inc. 9,479 1,282,414
Uber Technologies, Inc.* 106,903 9,358,289
Union Pacific Corp. 30,398 7,047,168
25,109,886
Health Care Equipment & Supplies — 1.2%
Abbott Laboratories 89,233 11,502,134
Align Technology, Inc.* 3,449 507,658
Baxter International, Inc. 26,332 493,462
Becton Dickinson & Co. 14,692 2,850,542
Boston Scientific Corp.* 75,958 7,715,814
Cooper Cos., Inc. (The)* 10,233 797,458
Dexcom, Inc.* 20,112 1,276,509
Edwards Lifesciences Corp.* 30,100 2,608,767
GE HealthCare Technologies,
Inc. 23,398 1,871,606
Hologic, Inc.* 11,398 854,508
IDEXX Laboratories, Inc.* 4,098 3,085,302
Insulet Corp.* 3,604 1,179,193
Intuitive Surgical, Inc.* 18,378 10,539,415
Medtronic plc 65,692 6,919,338
ResMed, Inc. 7,505 1,920,004
Solventum Corp.* 7,566 645,077
STERIS plc 5,045 1,343,382
Stryker Corp. 17,638 6,546,873
Zimmer Biomet Holdings, Inc. 10,160 990,803
63,647,845
Health Care Providers & Services — 1.0%
Cardinal Health, Inc. 12,245 2,599,124
Cencora, Inc. 9,943 3,668,271
Centene Corp.* 23,914 940,777
Cigna Group (The) 13,679 3,792,913
CVS Health Corp. 65,020 5,225,007
DaVita, Inc.* 1,835 219,613
Elevance Health, Inc. 11,545 3,905,212
HCA Healthcare, Inc. 8,399 4,269,128
Henry Schein, Inc.* 5,282 393,879
Humana, Inc. 6,161 1,514,189
Labcorp Holdings, Inc. 4,267 1,146,884
McKesson Corp. 6,379 5,620,665
Molina Healthcare, Inc.* 2,782 412,459
Quest Diagnostics, Inc. 5,730 1,084,001

See accompanying notes to the financial statements.
NOVEMBER 30, 2025 (UNAUDITED) :: ULTRAPRO S&P500
®
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
167
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::
Investments
Shares Value
Common Stocks (a) (continued)
UnitedHealth Group, Inc. 46,435 $ 15,312,870
Universal Health Services, Inc.,
Class
a
B 2,880 701,654
50,806,646
Health Care REITs — 0.2%
Alexandria Real Estate Equities,
Inc., REIT 7,980 428,286
Healthpeak Properties, Inc.,
REIT 35,626 650,531
Ventas, Inc., REIT 23,306 1,879,163
Welltower, Inc., REIT 34,292 7,140,280
10,098,260
Hotel & Resort REITs — 0.0%(b)
Host Hotels & Resorts, Inc.,
REIT 32,790 578,088
Hotels, Restaurants & Leisure — 1.0%
Airbnb, Inc., Class
a
A* 21,995 2,573,195
Booking Holdings, Inc. 1,663 8,173,129
Carnival Corp.* 55,665 1,435,044
Chipotle Mexican Grill, Inc.,
Class
a
A* 68,740 2,372,905
Darden Restaurants, Inc. 6,008 1,078,917
Domino's Pizza, Inc. 1,603 672,667
DoorDash, Inc., Class
a
A* 18,979 3,764,864
Expedia Group, Inc. 6,056 1,548,459
Hilton Worldwide Holdings, Inc. 12,059 3,437,177
Las Vegas Sands Corp. 15,835 1,079,314
Marriott International, Inc.,
Class
a
A 11,551 3,520,629
McDonald's Corp. 36,576 11,405,128
MGM Resorts International* 10,467 369,380
Norwegian Cruise Line Holdings
Ltd.* 23,170 427,718
Royal Caribbean Cruises Ltd. 12,950 3,447,938
Starbucks Corp. 58,276 5,076,422
Wynn Resorts Ltd. 4,337 558,085
Yum! Brands, Inc. 14,224 2,179,259
53,120,230
Household Durables — 0.2%
DR Horton, Inc. 14,211 2,259,691
Garmin Ltd. 8,389 1,638,540
Lennar Corp., Class
a
A 11,670 1,532,271
Mohawk Industries, Inc.* 2,678 310,380
NVR, Inc.* 146 1,096,064
PulteGroup, Inc. 10,118 1,286,909
8,123,855
Household Products — 0.5%
Church & Dwight Co., Inc. 12,487 1,063,393
Clorox Co. (The) 6,267 676,460
Colgate-Palmolive Co. 41,435 3,330,960
Kimberly-Clark Corp. 17,012 1,856,349
Procter & Gamble Co. (The) 120,083 17,791,497
24,718,659
Investments
Shares Value
Common Stocks (a) (continued)
Independent Power and Renewable Electricity Producers — 0.1%
AES Corp. (The) 36,508 $ 513,303
Vistra Corp. 16,326 2,920,068
3,433,371
Industrial Conglomerates — 0.2%
3M Co. 27,308 4,698,342
Honeywell International, Inc. 32,548 6,255,400
10,953,742
Industrial REITs — 0.1%
Prologis, Inc., REIT 47,573 6,114,558
Insurance — 1.0%
Aflac, Inc. 24,679 2,722,340
Allstate Corp. (The) 13,509 2,877,147
American International Group,
Inc. 28,404 2,163,249
Aon plc, Class
a
A 11,055 3,912,586
Arch Capital Group Ltd.* 19,062 1,790,303
Arthur J Gallagher & Co. 13,145 3,254,965
Assurant, Inc. 2,590 590,934
Brown & Brown, Inc. 15,023 1,208,300
Chubb Ltd. 19,012 5,630,974
Cincinnati Financial Corp. 8,019 1,343,904
Erie Indemnity Co., Class
a
A 1,304 385,319
Everest Group Ltd. 2,152 676,352
Globe Life, Inc. 4,150 559,130
Hartford Insurance Group, Inc.
(The) 14,422 1,976,247
Loews Corp. 8,722 940,842
Marsh & McLennan Cos., Inc. 25,207 4,624,224
MetLife, Inc. 28,629 2,191,836
Principal Financial Group, Inc. 10,395 881,704
Progressive Corp. (The) 30,057 6,876,741
Prudential Financial, Inc. 18,051 1,954,021
Travelers Cos., Inc. (The) 11,543 3,380,483
W R Berkley Corp. 15,361 1,193,396
Willis Towers Watson plc 4,998 1,604,358
52,739,355
Interactive Media & Services — 4.8%
Alphabet, Inc., Class
a
A 298,224 95,485,360
Alphabet, Inc., Class
a
C 239,402 76,637,368
Match Group, Inc. 12,343 411,145
Meta Platforms, Inc., Class
a
A 111,191 72,046,209
244,580,082
IT Services — 0.6%
Accenture plc, Class
a
A 31,928 7,982,000
Akamai Technologies, Inc.* 7,349 657,882
Cognizant Technology Solutions
Corp., Class
a
A 25,036 1,945,548
EPAM Systems, Inc.* 2,859 534,633
Gartner, Inc.* 3,887 904,660
GoDaddy, Inc., Class
a
A* 7,095 907,167
International Business
Machines Corp. 47,751 14,735,004

See accompanying notes to the financial statements.
ULTRAPRO S&P500
®
:: NOVEMBER 30, 2025 (UNAUDITED)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
168
UPRO
::
Investments
Shares Value
Common Stocks (a) (continued)
VeriSign, Inc. 4,316 $ 1,087,589
28,754,483
Leisure Products — 0.0%(b)
Hasbro, Inc. 6,830 564,158
Life Sciences Tools & Services — 0.6%
Agilent Technologies, Inc. 14,559 2,234,807
Bio-Techne Corp. 8,037 518,467
Charles River Laboratories
International, Inc.* 2,525 449,803
Danaher Corp. 32,670 7,408,903
IQVIA Holdings, Inc.* 8,716 2,004,767
Mettler-Toledo International,
Inc.* 1,058 1,562,370
Revvity, Inc. 5,957 621,970
Thermo Fisher Scientific, Inc. 19,362 11,439,650
Waters Corp.* 3,047 1,229,221
West Pharmaceutical Services,
Inc. 3,692 1,023,607
28,493,565
Machinery — 0.9%
Caterpillar, Inc. 24,015 13,826,876
Cummins, Inc. 7,072 3,521,715
Deere & Co. 12,910 5,996,566
Dover Corp. 7,039 1,304,186
Fortive Corp. 17,347 927,718
IDEX Corp. 3,864 672,065
Illinois Tool Works, Inc. 13,593 3,388,463
Ingersoll Rand, Inc. 18,548 1,490,146
Nordson Corp. 2,757 655,229
Otis Worldwide Corp. 20,127 1,788,284
PACCAR, Inc. 26,919 2,837,801
Parker-Hannifin Corp. 6,559 5,651,890
Pentair plc 8,406 884,647
Snap-on, Inc. 2,677 910,314
Stanley Black & Decker, Inc. 7,935 567,511
Westinghouse Air Brake
Technologies Corp. 8,767 1,828,358
Xylem, Inc. 12,477 1,755,140
48,006,909
Media — 0.2%
Charter Communications, Inc.,
Class
a
A* 4,768 954,172
Comcast Corp., Class
a
A 188,813 5,039,419
Fox Corp., Class
a
A 10,768 705,304
Fox Corp., Class
a
B 7,619 443,883
News Corp., Class
a
A 19,300 495,624
News Corp., Class
a
B 6,377 187,675
Omnicom Group, Inc. 16,210 1,160,960
Paramount Skydance Corp.,
Class
a
B(c) 15,827 253,549
Trade Desk, Inc. (The), Class
a
A* 22,857 904,223
10,144,809
Metals & Mining — 0.2%
Freeport-McMoRan, Inc. 73,616 3,164,016
Newmont Corp. 56,320 5,109,914
Investments
Shares Value
Common Stocks (a) (continued)
Nucor Corp. 11,774 $ 1,877,835
Steel Dynamics, Inc. 7,088 1,189,579
11,341,344
Multi-Utilities — 0.4%
Ameren Corp. 13,870 1,475,074
CenterPoint Energy, Inc. 33,467 1,338,011
CMS Energy Corp. 15,345 1,157,627
Consolidated Edison, Inc. 18,491 1,855,757
Dominion Energy, Inc. 43,752 2,746,313
DTE Energy Co. 10,647 1,458,958
NiSource, Inc. 24,140 1,065,298
Public Service Enterprise
Group, Inc. 25,587 2,137,026
Sempra 33,447 3,168,100
WEC Energy Group, Inc. 16,513 1,850,612
18,252,776
Office REITs — 0.0%(b)
BXP, Inc., REIT 7,562 547,186
Oil, Gas & Consumable Fuels — 1.5%
APA Corp. 18,347 458,125
Chevron Corp. 98,672 14,912,299
ConocoPhillips 64,032 5,678,998
Coterra Energy, Inc. 39,130 1,050,249
Devon Energy Corp. 32,542 1,206,007
Diamondback Energy, Inc. 9,649 1,472,341
EOG Resources, Inc. 27,991 3,018,829
EQT Corp. 31,992 1,947,033
Expand Energy Corp. 12,212 1,489,009
Exxon Mobil Corp. 218,571 25,336,750
Kinder Morgan, Inc. 100,245 2,738,694
Marathon Petroleum Corp. 15,585 3,019,282
Occidental Petroleum Corp. 36,850 1,547,700
ONEOK, Inc. 32,295 2,351,722
Phillips 66 20,722 2,838,085
Targa Resources Corp. 11,032 1,934,020
Texas Pacific Land Corp. 991 856,511
Valero Energy Corp. 15,935 2,816,671
Williams Cos., Inc. (The) 62,607 3,814,645
78,486,970
Passenger Airlines — 0.1%
Delta Air Lines, Inc. 33,264 2,132,222
Southwest Airlines Co. 26,924 937,225
United Airlines Holdings, Inc.* 16,593 1,691,822
4,761,269
Personal Care Products — 0.1%
Estee Lauder Cos., Inc. (The),
Class
a
A 12,606 1,185,847
Kenvue, Inc. 98,392 1,707,101
2,892,948
Pharmaceuticals — 1.9%
Bristol-Myers Squibb Co. 104,346 5,133,823
Eli Lilly & Co. 40,751 43,826,478
Johnson & Johnson 123,473 25,549,033

See accompanying notes to the financial statements.
NOVEMBER 30, 2025 (UNAUDITED) :: ULTRAPRO S&P500
®
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
169
UPRO
::
Investments
Shares Value
Common Stocks (a) (continued)
Merck & Co., Inc. 128,049 $ 13,423,377
Pfizer, Inc. 291,489 7,502,927
Viatris, Inc. 59,776 639,005
Zoetis, Inc., Class
a
A 22,727 2,913,147
98,987,790
Professional Services — 0.3%
Automatic Data Processing, Inc. 20,755 5,298,752
Broadridge Financial Solutions,
Inc. 6,012 1,371,277
Dayforce, Inc.* 8,188 565,791
Equifax, Inc. 6,350 1,348,549
Jacobs Solutions, Inc. 6,123 825,442
Leidos Holdings, Inc. 6,574 1,256,291
Paychex, Inc. 16,620 1,856,288
Paycom Software, Inc. 2,570 414,207
Verisk Analytics, Inc., Class
a
A 7,161 1,611,726
14,548,323
Real Estate Management & Development — 0.1%
CBRE Group, Inc., Class
a
A* 15,027 2,431,820
CoStar Group, Inc.* 21,723 1,494,542
3,926,362
Residential REITs — 0.1%
AvalonBay Communities, Inc.,
REIT 7,287 1,325,797
Camden Property Trust, REIT 5,486 583,381
Equity Residential, REIT 17,818 1,100,261
Essex Property Trust, Inc., REIT 3,309 872,318
Invitation Homes, Inc., REIT 28,918 815,488
Mid-America Apartment
Communities, Inc., REIT 6,009 816,563
UDR, Inc., REIT 15,466 563,272
6,077,080
Retail REITs — 0.2%
Federal Realty Investment Trust,
REIT 4,018 396,697
Kimco Realty Corp., REIT 34,719 717,294
Realty Income Corp., REIT 46,878 2,700,642
Regency Centers Corp., REIT 8,377 596,107
Simon Property Group, Inc.,
REIT 16,737 3,118,438
7,529,178
Semiconductors & Semiconductor Equipment — 8.3%
Advanced Micro Devices, Inc.* 83,208 18,100,236
Analog Devices, Inc. 25,449 6,752,638
Applied Materials, Inc. 41,148 10,379,583
Broadcom, Inc. 241,136 97,168,163
First Solar, Inc.* 5,504 1,502,152
Intel Corp.* 224,408 9,101,988
KLA Corp. 6,761 7,947,353
Lam Research Corp. 64,879 10,121,124
Microchip Technology, Inc. 27,675 1,482,826
Micron Technology, Inc. 57,381 13,569,459
Monolithic Power Systems, Inc. 2,448 2,272,160
NVIDIA Corp. 1,250,943 221,416,910
NXP Semiconductors NV 12,922 2,519,015
Investments
Shares Value
Common Stocks (a) (continued)
ON Semiconductor Corp.* 20,972 $ 1,053,633
Qnity Electronics, Inc. 10,738 870,744
QUALCOMM, Inc. 55,298 9,295,041
Skyworks Solutions, Inc. 7,620 502,539
Teradyne, Inc. 8,156 1,483,495
Texas Instruments, Inc. 46,606 7,842,392
423,381,451
Software — 6.0%
Adobe, Inc.* 21,752 6,963,468
AppLovin Corp., Class
a
A* 13,885 8,323,780
Autodesk, Inc.* 10,971 3,327,943
Cadence Design Systems, Inc.* 13,972 4,357,028
Crowdstrike Holdings, Inc.,
Class
a
A* 12,783 6,508,592
Datadog, Inc., Class
a
A* 16,574 2,652,006
Fair Isaac Corp.* 1,233 2,226,588
Fortinet, Inc.* 33,390 2,708,931
Gen Digital, Inc. 28,729 757,584
Intuit, Inc. 14,308 9,072,417
Microsoft Corp. 381,087 187,498,615
Oracle Corp. 84,955 17,156,662
Palantir Technologies, Inc.,
Class
a
A* 116,599 19,641,101
Palo Alto Networks, Inc.* 34,244 6,510,812
PTC, Inc.* 6,136 1,076,438
Roper Technologies, Inc. 5,512 2,459,565
Salesforce, Inc. 49,019 11,300,840
ServiceNow, Inc.* 10,668 8,666,790
Synopsys, Inc.* 9,485 3,964,825
Tyler Technologies, Inc.* 2,221 1,043,026
Workday, Inc., Class
a
A* 11,074 2,387,776
308,604,787
Specialized REITs — 0.4%
American Tower Corp., REIT 24,004 4,351,205
Crown Castle, Inc., REIT 22,332 2,038,465
Digital Realty Trust, Inc., REIT 16,435 2,631,572
Equinix, Inc., REIT 5,014 3,777,096
Extra Space Storage, Inc., REIT 10,875 1,448,224
Iron Mountain, Inc., REIT 15,139 1,307,253
Public Storage, REIT 8,096 2,222,676
SBA Communications Corp.,
Class
a
A, REIT 5,513 1,071,010
VICI Properties, Inc., Class
a
A,
REIT 54,673 1,575,676
Weyerhaeuser Co., REIT 36,994 821,637
21,244,814
Specialty Retail — 1.0%
AutoZone, Inc.* 860 3,400,724
Best Buy Co., Inc. 10,078 798,984
Home Depot, Inc. (The) 51,008 18,205,775
Lowe's Cos., Inc. 28,729 6,966,208
O'Reilly Automotive, Inc.* 43,503 4,424,255
Ross Stores, Inc. 16,767 2,957,028
TJX Cos., Inc. (The) 57,195 8,689,065
Tractor Supply Co. 27,176 1,488,701
Ulta Beauty, Inc.* 2,306 1,242,542

See accompanying notes to the financial statements.
ULTRAPRO S&P500
®
:: NOVEMBER 30, 2025 (UNAUDITED)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
170
UPRO
::
Investments
Shares Value
Common Stocks (a) (continued)
Williams-Sonoma, Inc. 6,305 $ 1,134,963
49,308,245
Technology Hardware, Storage & Peripherals — 4.4%
Apple, Inc. 760,845 212,161,628
Dell Technologies, Inc., Class
a
C 15,546 2,073,059
Hewlett Packard Enterprise Co. 67,273 1,471,261
HP, Inc. 48,153 1,175,896
NetApp, Inc. 10,252 1,143,713
Sandisk Corp.* 7,071 1,578,813
Seagate Technology Holdings
plc 10,907 3,017,858
Super Micro Computer, Inc.* 25,706 870,148
Western Digital Corp. 17,786 2,904,987
226,397,363
Textiles, Apparel & Luxury Goods — 0.2%
Deckers Outdoor Corp.* 7,614 670,260
Lululemon Athletica, Inc.* 5,585 1,028,645
NIKE, Inc., Class
a
B 60,911 3,936,678
Ralph Lauren Corp., Class
a
A 1,985 729,150
Tapestry, Inc. 10,673 1,166,346
7,531,079
Tobacco — 0.3%
Altria Group, Inc. 86,123 5,082,118
Philip Morris International, Inc. 79,804 12,567,534
17,649,652
Trading Companies & Distributors — 0.1%
Fastenal Co. 58,836 2,376,974
United Rentals, Inc. 3,303 2,692,540
WW Grainger, Inc. 2,259 2,142,955
7,212,469
Water Utilities — 0.0%(b)
American Water Works Co., Inc. 10,001 1,300,830
Wireless Telecommunication Services — 0.1%
T-Mobile US, Inc. 24,808 5,185,120
Total Common Stocks
(Cost $3,087,565,803)
2,995,989,277
Securities Lending Reinvestments (d) — 0 .0% (b)
Investment Companies — 0 .0% (b)
Invesco Government & Agency Portfolio,
Institutional Class 3.91% (e)
(Cost $106,031) 106,031 106,031
Investments
Principal
Amount Value
Short-Term Investments — 33 .9%
Repurchase Agreements (f) — 1 .2%
Repurchase Agreements
with various counterparties,
rates 2.5% - 4.08%, dated
11/28/2025, due 12/1/2025,
total to be received
$61,396,985
(Cost $61,377,157) $ 61,377,157
$ 61,377,157
U.S. Treasury Obligations (a) — 32 .7%
U.S. Treasury Bills
4.10%, 12/2/2025 (g) 200,000,000 199,978,216
3.86%, 12/18/2025 (g) 400,000,000 399,262,672
3.87%, 12/23/2025 (g) 300,000,000 299,286,162
3.90%, 12/26/2025 (g) 150,000,000 149,595,063
3.86%, 1/6/2026 (g) 450,000,000 448,295,850
3.84%, 1/20/2026 (g) 125,000,000 124,340,430
3.81%, 2/19/2026 (g) 50,000,000 49,588,822
Total U.S. Treasury Obligations
(Cost $1,670,331,025) 1,670,347,215
Total Short-Term Investments
(Cost $1,731,708,182) 1,731,724,372
Total Investments — 92.6%
(Cost $4,819,380,016) 4,727,819,680
Other assets less liabilities — 7.4% 379,960,078
Net Assets — 100.0% $ 5,107,779,758
* Non-income producing security.
(a) All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $819,771,500.
(b) Represents less than 0.05% of net assets.
(c) The security or a portion of this security is on loan at November
30, 2025. The total value of securities on loan at November 30,
2025 was $163,628, collateralized in the form of cash with a value of $106,031 that was reinvested in the securities shown in the Securities Lending Reinvestment section of the Schedule of Portfolio Investments and $59,454 of collateral in the form of
U.S. Government Treasury Securities, interest rate 3.75%, and maturity date August 15, 2027. The total value of collateral is
$165,485.
(d) The security was purchased with cash collateral held from securities on loan at November 30, 2025. The total value of
securities purchased was $106,031.
(e) Rate shown is the 7-day yield as of November 30, 2025.
(f) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the
securities subject to repurchase.
(g) The rate shown was the current yield as of November 30, 2025.
Abbreviations
REIT Real Estate Investment Trust

See accompanying notes to the financial statements.
NOVEMBER 30, 2025 (UNAUDITED) :: ULTRAPRO S&P500
®
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
171
UPRO
::
As of November 30, 2025, the gross unrealized appreciation
(depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation $ 419,200,560
Aggregate gross unrealized depreciation (185,586,033)
Net unrealized appreciation $ 233,614,527
Federal income tax cost $ 4,831,245,714
Futures Contracts Purchased
UltraPro S&P500
®
had the following open long futures contracts as of November 30, 2025:
Number of
Contracts
AAAAAA
Expiration Date
AAAAAA
Trading
Currency
AA
Notional Amount
AAAAAA
Value and
Unrealized
Appreciation
AAAAAA
S&P 500
®
E-Mini Index 1,489 12/19/2025 U.S. Dollar $ 510,689,775 $ 13,219,818
Swap Agreements
a
UltraPro S&P500
®
had the following open non-exchange traded total return swap agreements as of November 30, 2025:
Notional
Amount
($)
A
Termination
Date
b
A
Counterparty
A
Rate Paid
(Received)
c
A
Reference
Instrument
A
Value and
Unrealized
Appreciation /
(Depreciation)
d
($)
A
Financial
Instruments for
the Benefit of
(the Fund)/the
Counterparty
($)
A
Cash Collateral
for the
Benefit of
(the Fund)/the
Counterparty
($)
A
Net
Amount
e
($)
A
1,317,264,932 3/8/2027
Bank of
America NA 4.89% S&P 500
®
(5,073,021) 5,073,008 13 —
1,620,535,789 4/6/2027
Barclays Bank
PLC 4.84% S&P 500
®
6,118,965 — — 6,118,965
1,307,909,075 11/4/2027 BNP Paribas 4.79% S&P 500
®
12,515,474 (6,078,325) (13) 6,437,136
1,500,142,485 3/8/2027 Citibank NA 4.79% S&P 500
®
(1,138,266) 1,138,265 1 —
1,553,359,914 11/4/2027
Goldman Sachs
International 4.64% S&P 500
®
20,768,263 (6,890,227) — 13,878,036
1,069,492,253 4/6/2027
J.P. Morgan
Securities, LLC 4.64% S&P 500
®
255,774,875 (255,774,875) — —
429,540,679 1/12/2027
Morgan
Stanley & Co.
International plc 4.74% S&P 500
®
28,580,087 (26,660,747) — 1,919,340
1,297,553,251 11/4/2027
Societe
Generale 4.89% S&P 500
®
21,608,482 (15,546,223) — 6,062,259
1,720,655,786 3/8/2027 UBS AG 4.81% S&P 500
®
(15,334,116) — — (15,334,116)
11,816,454,164 323,820,743
Total Unrealized
Appreciation
345,366,146
Total Unrealized
Depreciation
(21,545,403)
a The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.
b Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
c Reflects the floating financing rate, as of November 30, 2025, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).
d The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statement of
Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statement of
Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statement of Assets and Liabilities.
e Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

ULTRAPRO SHORT 20+ YEAR TREASURY :: NOVEMBER 30, 2025 (UNAUDITED)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
172
TTT
::
See accompanying notes to the financial statements.
Investments
Principal
Amount Value
Short-Term Investments — 90 .9%
Repurchase Agreements (a) — 90 .9%
Repurchase Agreements
with various counterparties,
rates 2.5% - 4.08%, dated
11/28/2025, due 12/1/2025,
total to be received
$18,246,324
(Cost $18,240,432) $ 18,240,432
$ 18,240,432
Total Investments — 90.9%
(Cost $18,240,432) 18,240,432
Other assets less liabilities — 9.1% 1,829,009
Net Assets — 100.0% $ 20,069,441
(a) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the
securities subject to repurchase.
As of November 30, 2025, the gross unrealized appreciation
(depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation $ —
Aggregate gross unrealized depreciation (724,865)
Net unrealized depreciation $ (724,865)
Federal income tax cost $ 18,240,432
Futures Contracts Sold
UltraPro Short 20+ Year Treasury had the following open short futures contracts as of November 30, 2025:
Number of
Contracts
A
Expiration Date
A
Trading
Currency
A
Notional Amount
A
Value and
Unrealized
Depreciation
A
U.S. Treasury Long Bond 5 3/20/2026 U.S. Dollar $ 587,344 $ (4,541)
Swap Agreements
a
UltraPro Short 20+ Year Treasury had the following open non-exchange traded total return swap agreements as of November 30, 2025:
Notional
Amount
($)
A
Termination
Date
b
A
Counterparty
A
Rate Paid
(Received)
c
A
Reference
Instrument
A
Value and
Unrealized
Depreciation
d
($)
A
Financial
Instruments for
the Benefit of
(the Fund)/the
Counterparty
($)
A
Cash Collateral
for the
Benefit of
(the Fund)/the
Counterparty
($)
A
Net
Amount
e
($)
A
(7,770,999) 11/4/2026
Bank of
America NA (3.59)%
ICE U.S. Treasury
20+ Year Bond Index (73,123) — 73,123 —
(6,446,174) 11/4/2026
Barclays Bank
PLC (3.67)%
ICE U.S. Treasury
20+ Year Bond Index (73,957) — 73,957 —
(3,142,735) 11/4/2026 Citibank NA (3.44)%
ICE U.S. Treasury
20+ Year Bond Index (57,722) — 57,722 —
(8,771,379) 11/4/2026
Goldman Sachs
International (3.64)%
ICE U.S. Treasury
20+ Year Bond Index (127,924) — 127,924 —
(6,699,674) 11/4/2026
Morgan
Stanley & Co.
International plc (3.72)%
ICE U.S. Treasury
20+ Year Bond Index (76,675) — 76,675 —
(10,197,624) 11/4/2026
Societe
Generale (3.57)%
ICE U.S. Treasury
20+ Year Bond Index (117,640) — 117,640 —
(16,636,644) 11/4/2026 UBS AG (3.44)%
ICE U.S. Treasury
20+ Year Bond Index (193,283) — — (193,283)
(59,665,229) (720,324)
Total Unrealized
Depreciation
(720,324)
a The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.
b Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
c Reflects the floating financing rate, as of November 30, 2025, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).
d The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statement of
Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statement of
Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statement of Assets and Liabilities.
e Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

NOVEMBER 30, 2025 (UNAUDITED) :: ULTRAPRO SHORT DOW30
~
SM
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
173
SDOW
::
See accompanying notes to the financial statements.
Investments
Principal
Amount Value
Short-Term Investments — 124 .3%
Repurchase Agreements (a) — 76 .7%
Repurchase Agreements
with various counterparties,
rates 2.5% - 4.08%, dated
11/28/2025, due 12/1/2025,
total to be received
$144,364,361
(Cost $144,317,738) $ 144,317,738
$ 144,317,738
U.S. Treasury Obligations (b) — 47 .6%
U.S. Treasury Bills
3.86%, 12/18/2025 (c) 40,000,000 39,926,267
3.86%, 1/20/2026 (c) 50,000,000 49,736,172
Total U.S. Treasury Obligations
(Cost $89,662,872) 89,662,439
Total Short-Term Investments
(Cost $233,980,610) 233,980,177
Total Investments — 124.3%
(Cost $233,980,610) 233,980,177
Liabilities in excess of other assets — (24.3%) (45,797,769)
Net Assets — 100.0% $ 188,182,408
(a) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the
securities subject to repurchase.
(b) All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $64,591,341.
(c) The rate shown was the current yield as of November 30, 2025.
As of November 30, 2025, the gross unrealized appreciation
(depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation $ 755
Aggregate gross unrealized depreciation (49,758,621)
Net unrealized depreciation $ (49,757,866)
Federal income tax cost $ 233,980,610
Futures Contracts Sold
UltraPro Short Dow30
SM
had the following open short futures contracts as of November 30, 2025:
Number of
Contracts
A
Expiration Date
A
Trading
Currency
A
Notional Amount
A
Value and
Unrealized
Depreciation
A
DJIA CBOT E-Mini Index 133 12/19/2025 U.S. Dollar $ 31,749,095 $ (557,148)

See accompanying notes to the financial statements.
ULTRAPRO SHORT DOW30
~
SM
:: NOVEMBER 30, 2025 (UNAUDITED)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
174
SDOW
::
Swap Agreements
a
UltraPro Short Dow30
SM
had the following open non-exchange traded total return swap agreements as of November 30, 2025:
Notional
Amount
($)
A
Termination
Date
b
A
Counterparty
A
Rate Paid
(Received)
c
A
Reference
Instrument
A
Value and
Unrealized
Depreciation
d
($)
A
Financial
Instruments for
the Benefit of
(the Fund)/the
Counterparty
($)
A
Cash Collateral
for the
Benefit of
(the Fund)/the
Counterparty
($)
A
Net
Amount
e
($)
A
(98,486,691) 3/8/2027
Bank of
America NA (4.79)%
Dow Jones Industrial
Average
SM
(6,528,169) 6,528,169 — —
(103,019,751) 11/4/2027
Barclays Bank
PLC (4.44)%
Dow Jones Industrial
Average
SM
(945,112) 945,112 — —
(71,622,347) 1/12/2027 BNP Paribas (4.49)%
Dow Jones Industrial
Average
SM
(4,155,192) 4,155,192 — —
(76,012,257) 3/5/2026 Citibank NA (4.64)%
Dow Jones Industrial
Average
SM
(14,024,547) 14,024,547 — —
(66,946,137) 11/6/2026
Goldman Sachs
International (4.39)%
Dow Jones Industrial
Average
SM
(5,542,989) 5,542,989 — —
(53,060,659) 3/8/2027
Societe
Generale (4.59)%
Dow Jones Industrial
Average
SM
(10,073,313) 10,073,313 — —
(63,545,340) 11/6/2026 UBS AG (4.29)%
Dow Jones Industrial
Average
SM
(7,930,963) — — (7,930,963)
(532,693,182) (49,200,285)
Total Unrealized
Depreciation
(49,200,285)
a The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.
b Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
c Reflects the floating financing rate, as of November 30, 2025, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).
d The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statement of
Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statement of
Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statement of Assets and Liabilities.
e Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

NOVEMBER 30, 2025 (UNAUDITED) :: ULTRAPRO SHORT MIDCAP400
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
175
SMDD
::
See accompanying notes to the financial statements.
Investments
Principal
Amount Value
Short-Term Investments — 89 .0%
Repurchase Agreements (a) — 89 .0%
Repurchase Agreements
with various counterparties,
rates 2.5% - 4.08%, dated
11/28/2025, due 12/1/2025,
total to be received $2,114,081
(Cost $2,113,396) $ 2,113,396
$ 2,113,396
Total Investments — 89.0%
(Cost $2,113,396) 2,113,396
Other assets less liabilities — 11.0% 260,475
Net Assets — 100.0% $ 2,373,871
(a) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the
securities subject to repurchase.
As of November 30, 2025, the gross unrealized appreciation
(depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation $ 2,850
Aggregate gross unrealized depreciation (794,594)
Net unrealized depreciation $ (791,744)
Federal income tax cost $ 2,113,396
Futures Contracts Sold
UltraPro Short MidCap400 had the following open short futures contracts as of November 30, 2025:
Number of
Contracts
A
Expiration Date
A
Trading
Currency
A
Notional Amount
A
Value and
Unrealized
Depreciation
A
S&P Midcap
®
400 E-Mini Index 1 12/19/2025 U.S. Dollar $ 331,440 $ (552)
Swap Agreements
a
UltraPro Short MidCap400 had the following open non-exchange traded total return swap agreements as of November 30, 2025:
Notional
Amount
($)
A
Termination
Date
b
A
Counterparty
A
Rate Paid
(Received)
c
A
Reference
Instrument
A
Value and
Unrealized
Appreciation /
(Depreciation)
d
($)
A
Financial
Instruments for
the Benefit of
(the Fund)/the
Counterparty
($)
A
Cash Collateral
for the
Benefit of
(the Fund)/the
Counterparty
($)
A
Net
Amount
e
($)
A
(1,753,500) 11/6/2026
Bank of
America NA (4.64)% S&P MidCap 400
®
(17,997) — — (17,997)
(2,084,349) 4/6/2027 BNP Paribas (4.34)% S&P MidCap 400
®
(737,099) — 594,000 (143,099)
(1,826,286) 1/12/2027 Citibank NA (4.24)% S&P MidCap 400
®
(38,946) — 38,946 —
(1,124,886) 11/6/2026
Societe
Generale (4.14)% S&P MidCap 400
®
2,850 — — 2,850
(6,789,021) (791,192)
Total Unrealized
Appreciation
2,850
Total Unrealized
Depreciation
(794,042)
a The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.
b Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
c Reflects the floating financing rate, as of November 30, 2025, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).
d The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statement of
Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statement of
Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statement of Assets and Liabilities.
e Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

ULTRAPRO SHORT QQQ
®
:: NOVEMBER 30, 2025 (UNAUDITED)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
176
SQQQ
::
See accompanying notes to the financial statements.
Investments
Principal
Amount Value
Short-Term Investments — 157 .4%
Repurchase Agreements (a) — 21 .3%
Repurchase Agreements
with various counterparties,
rates 2.5% - 4.08%, dated
11/28/2025, due 12/1/2025,
total to be received
$514,868,362
(Cost $514,702,084) $ 514,702,084
$ 514,702,084
U.S. Treasury Obligations (b) — 136 .1%
U.S. Treasury Bills
4.06%, 12/2/2025 (c) 850,000,000 849,907,418
4.05%, 12/4/2025 (c) 400,000,000 399,871,168
3.93%, 12/18/2025 (c) 850,000,000 848,433,178
3.86%, 1/20/2026 (c) 1,000,000,000 994,723,440
3.81%, 2/19/2026 (c) 200,000,000 198,355,288
Total U.S. Treasury Obligations
(Cost $3,291,238,986) 3,291,290,492
Total Short-Term Investments
(Cost $3,805,941,070) 3,805,992,576
Total Investments — 157.4%
(Cost $3,805,941,070) 3,805,992,576
Liabilities in excess of other assets — (57.4%) (1,388,168,329)
Net Assets — 100.0% $ 2,417,824,247
(a) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the
securities subject to repurchase.
(b) All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $2,008,595,474.
(c) The rate shown was the current yield as of November 30, 2025.
As of November 30, 2025, the gross unrealized appreciation
(depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation $ 29,295,832
Aggregate gross unrealized depreciation (1,426,381,116)
Net unrealized depreciation $ (1,397,085,284)
Federal income tax cost $ 3,805,941,070
Futures Contracts Sold
UltraPro Short QQQ
®
had the following open short futures contracts as of November 30, 2025:
Number of
Contracts
A
Expiration Date
A
Trading
Currency
A
Notional Amount
A
Value and
Unrealized
Depreciation
A
Nasdaq-100 E-Mini Index 644 12/19/2025 U.S. Dollar $ 328,208,160 $ (2,118,707)

See accompanying notes to the financial statements.
NOVEMBER 30, 2025 (UNAUDITED) :: ULTRAPRO SHORT QQQ
®
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
177
SQQQ
::
Swap Agreements
a
UltraPro Short QQQ
®
had the following open non-exchange traded total return swap agreements as of November 30, 2025:
Notional
Amount
($)
A
Termination
Date
b
A
Counterparty
A
Rate Paid
(Received)
c
A
Reference
Instrument
A
Value and
Unrealized
Appreciation /
(Depreciation)
d
($)
A
Financial
Instruments for
the Benefit of
(the Fund)/the
Counterparty
($)
A
Cash Collateral
for the
Benefit of
(the Fund)/the
Counterparty
($)
A
Net
Amount
e
($)
A
(606,520,387) 3/8/2027
Bank of
America NA (4.74)% Nasdaq-100 Index
®
(187,556,981) 187,556,981 — —
(752,389,481) 11/4/2027
Barclays Bank
PLC (4.44)% Nasdaq-100 Index
®
292,575 — — 292,575
(763,479,093) 1/26/2026 BNP Paribas (4.59)% Nasdaq-100 Index
®
(388,221,276) 388,221,276 — —
(663,901,499) 3/5/2026 Citibank NA (4.74)% Nasdaq-100 Index
®
20,529,281 (20,529,281) — —
(970,391,923) 1/12/2027
Goldman Sachs
International (4.24)% Nasdaq-100 Index
®
(131,540,186) 131,540,186 — —
(791,559,212) 4/6/2027
J.P. Morgan
Securities, LLC (4.44)% Nasdaq-100 Index
®
(362,200,687) 362,200,687 — —
(655,711,464) 1/12/2027
Morgan
Stanley & Co.
International plc (4.24)% Nasdaq-100 Index
®
(176,699,646) 176,699,646 — —
(526,578,528) 4/6/2027
Nomura Global
Financial
Products Inc. (4.59)% Nasdaq-100 Index
®
(172,589,815) 172,589,815 — —
(545,044,258) 11/4/2027
Societe
Generale (4.69)% Nasdaq-100 Index
®
8,418,054 (8,418,054) — —
(649,472,387) 4/6/2027 UBS AG (4.41)% Nasdaq-100 Index
®
(5,449,402) — — (5,449,402)
(6,925,048,232) (1,395,018,083)
Total Unrealized
Appreciation
29,239,910
Total Unrealized
Depreciation
(1,424,257,993)
a The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.
b Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
c Reflects the floating financing rate, as of November 30, 2025, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).
d The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statement of
Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statement of
Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statement of Assets and Liabilities.
e Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

ULTRAPRO SHORT RUSSELL2000 :: NOVEMBER 30, 2025 (UNAUDITED)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
178
SRTY
::
See accompanying notes to the financial statements.
Investments
Principal
Amount Value
Short-Term Investments — 141 .4%
Repurchase Agreements (a) — 62 .4%
Repurchase Agreements
with various counterparties,
rates 2.5% - 4.08%, dated
11/28/2025, due 12/1/2025,
total to be received
$47,320,723
(Cost $47,305,442) $ 47,305,442
$ 47,305,442
U.S. Treasury Obligations (b) — 79 .0%
U.S. Treasury Bills
3.88%, 12/16/2025 (c) 20,000,000 19,967,504
3.90%, 12/23/2025 (c) 40,000,000 39,904,822
Total U.S. Treasury Obligations
(Cost $59,872,877) 59,872,326
Total Short-Term Investments
(Cost $107,178,319) 107,177,768
Total Investments — 141.4%
(Cost $107,178,319) 107,177,768
Liabilities in excess of other assets — (41.4%) (31,357,697)
Net Assets — 100.0% $ 75,820,071
(a) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the
securities subject to repurchase.
(b) All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $36,420,662.
(c) The rate shown was the current yield as of November 30, 2025.
As of November 30, 2025, the gross unrealized appreciation
(depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation $ 329,198
Aggregate gross unrealized depreciation (47,205,726)
Net unrealized depreciation $ (46,876,528)
Federal income tax cost $ 107,178,319
Futures Contracts Sold
UltraPro Short Russell2000 had the following open short futures contracts as of November 30, 2025:
Number of
Contracts
A
Expiration Date
A
Trading
Currency
A
Notional Amount
A
Value and
Unrealized
Depreciation
A
Russell 2000
®
E-mini Index 47 12/19/2025 U.S. Dollar $ 5,886,985 $ (125,507)
Swap Agreements
a
UltraPro Short Russell2000 had the following open non-exchange traded total return swap agreements as of November 30, 2025:
Notional
Amount
($)
A
Termination
Date
b
A
Counterparty
A
Rate Paid
(Received)
c
A
Reference
Instrument
A
Value and
Unrealized
Appreciation /
(Depreciation)
d
($)
A
Financial
Instruments for
the Benefit of
(the Fund)/the
Counterparty
($)
A
Cash Collateral
for the
Benefit of
(the Fund)/the
Counterparty
($)
A
Net
Amount
e
($)
A
(19,218,305) 3/6/2026
Bank of
America NA (4.29)% Russell 2000
®
Index (16,353,697) 2,260,697 14,093,000 —
(86,677,406) 11/6/2026
Barclays Bank
PLC (4.34)% Russell 2000
®
Index 329,198 — — 329,198
(20,193,473) 3/6/2026 BNP Paribas (4.29)% Russell 2000
®
Index (11,470,419) 11,470,419 — —
(19,918,426) 11/4/2027 Citibank NA (4.14)% Russell 2000
®
Index (719,800) 719,800 — —
(1,680,289) 11/6/2026
Goldman Sachs
International (4.04)% Russell 2000
®
Index (1,427,935) 1,427,935 — —
(29,652,599) 3/8/2027
Societe
Generale (4.24)% Russell 2000
®
Index (16,941,126) 16,546,919 394,207 —
(44,195,235) 3/8/2027 UBS AG (4.19)% Russell 2000
®
Index (166,691) — — (166,691)
(221,535,733) (46,750,470)
Total Unrealized
Appreciation
329,198
Total Unrealized
Depreciation
(47,079,668)
a The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.
b Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
c Reflects the floating financing rate, as of November 30, 2025, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

See accompanying notes to the financial statements.
NOVEMBER 30, 2025 (UNAUDITED) :: ULTRAPRO SHORT RUSSELL2000
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
179
SRTY
::
d The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statement of
Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statement of
Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statement of Assets and Liabilities.
e Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

ULTRAPRO SHORT S&P500
®
:: NOVEMBER 30, 2025 (UNAUDITED)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
180
SPXU
::
See accompanying notes to the financial statements.
Investments
Principal
Amount Value
Short-Term Investments — 172 .3%
Repurchase Agreements (a) — 56 .9%
Repurchase Agreements
with various counterparties,
rates 2.5% - 4.08%, dated
11/28/2025, due 12/1/2025,
total to be received
$270,504,040
(Cost $270,416,679) $ 270,416,679
$ 270,416,679
U.S. Treasury Obligations (b) — 115 .4%
U.S. Treasury Bills
3.93%, 12/18/2025 (c) 300,000,000 299,447,004
3.86%, 1/6/2026 (c) 50,000,000 49,810,650
3.85%, 1/20/2026 (c) 150,000,000 149,208,516
3.81%, 2/19/2026 (c) 50,000,000 49,588,822
Total U.S. Treasury Obligations
(Cost $548,041,880) 548,054,992
Total Short-Term Investments
(Cost $818,458,559) 818,471,671
Total Investments — 172.3%
(Cost $818,458,559) 818,471,671
Liabilities in excess of other assets — (72.3%) (343,382,433)
Net Assets — 100.0% $ 475,089,238
(a) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the
securities subject to repurchase.
(b) All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $404,446,866.
(c) The rate shown was the current yield as of November 30, 2025.
As of November 30, 2025, the gross unrealized appreciation
(depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation $ 14,671
Aggregate gross unrealized depreciation (353,075,824)
Net unrealized depreciation $ (353,061,153)
Federal income tax cost $ 818,458,559
Futures Contracts Sold
UltraPro Short S&P500
®
had the following open short futures contracts as of November 30, 2025:
Number of
Contracts
A
Expiration Date
A
Trading
Currency
A
Notional Amount
A
Value and
Unrealized
Depreciation
A
S&P 500
®
E-Mini Index 222 12/19/2025 U.S. Dollar $ 76,140,450 $ (1,127,994)

See accompanying notes to the financial statements.
NOVEMBER 30, 2025 (UNAUDITED) :: ULTRAPRO SHORT S&P500
®
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
181
SPXU
::
Swap Agreements
a
UltraPro Short S&P500
®
had the following open non-exchange traded total return swap agreements as of November 30, 2025:
Notional
Amount
($)
A
Termination
Date
b
A
Counterparty
A
Rate Paid
(Received)
c
A
Reference
Instrument
A
Value and
Unrealized
Depreciation
d
($)
A
Financial
Instruments for
the Benefit of
(the Fund)/the
Counterparty
($)
A
Cash Collateral
for the
Benefit of
(the Fund)/the
Counterparty
($)
A
Net
Amount
e
($)
A
(169,946,470) 1/12/2027
Bank of
America NA (4.59)% S&P 500
®
(34,360,389) 34,360,389 — —
(177,685,942) 3/6/2026
Barclays Bank
PLC (4.44)% S&P 500
®
(59,205,378) 59,205,378 — —
(116,503,021) 11/4/2027 BNP Paribas (4.49)% S&P 500
®
(3,797,962) 3,797,962 — —
(134,207,919) 3/5/2026 Citibank NA (4.39)% S&P 500
®
(44,254,400) 44,254,400 — —
(185,192,544) 1/26/2026
Goldman Sachs
International (4.39)% S&P 500
®
(42,487,328) 42,487,328 — —
(101,572,005) 4/6/2027
J.P. Morgan
Securities, LLC (4.34)% S&P 500
®
(52,152,292) 52,152,292 — —
(78,250,853) 1/12/2027
Morgan
Stanley & Co.
International plc (4.24)% S&P 500
®
(26,555,030) 26,056,074 498,956 —
(138,714,620) 1/26/2026
Societe
Generale (4.59)% S&P 500
®
(59,166,994) 59,166,994 — —
(247,022,622) 4/7/2026 UBS AG (4.41)% S&P 500
®
(29,966,498) — — (29,966,498)
(1,349,095,996) (351,946,271)
Total Unrealized
Depreciation
(351,946,271)
a The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.
b Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
c Reflects the floating financing rate, as of November 30, 2025, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).
d The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statement of
Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statement of
Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statement of Assets and Liabilities.
e Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

ULTRASHORT 7-10 YEAR TREASURY :: NOVEMBER 30, 2025 (UNAUDITED)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
182
PST
::
See accompanying notes to the financial statements.
Investments
Principal
Amount Value
Short-Term Investments — 100 .1%
Repurchase Agreements (a) — 100 .1%
Repurchase Agreements
with various counterparties,
rates 2.5% - 4.08%, dated
11/28/2025, due 12/1/2025,
total to be received
$11,993,329
(Cost $11,989,454) $ 11,989,454
$ 11,989,454
Total Investments — 100.1%
(Cost $11,989,454) 11,989,454
Liabilities in excess of other assets — (0.1%) (12,842)
Net Assets — 100.0% $ 11,976,612
(a) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the
securities subject to repurchase.
As of November 30, 2025, the gross unrealized appreciation
(depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation $ —
Aggregate gross unrealized depreciation (558,511)
Net unrealized depreciation $ (558,511)
Federal income tax cost $ 11,989,454
Futures Contracts Sold
UltraShort 7-10 Year Treasury had the following open short futures contracts as of November 30, 2025:
Number of
Contracts
A
Expiration Date
A
Trading
Currency
A
Notional Amount
A
Value and
Unrealized
Depreciation
A
U.S. Treasury 10 Year Note 4 3/20/2026 U.S. Dollar $ 453,375 $ (1,882)
Swap Agreements
a
UltraShort 7-10 Year Treasury had the following open non-exchange traded total return swap agreements as of November 30, 2025:
Notional
Amount
($)
A
Termination
Date
b
A
Counterparty
A
Rate Paid
(Received)
c
A
Reference
Instrument
A
Value and
Unrealized
Depreciation
d
($)
A
Financial
Instruments for
the Benefit of
(the Fund)/the
Counterparty
($)
A
Cash Collateral
for the
Benefit of
(the Fund)/the
Counterparty
($)
A
Net
Amount
e
($)
A
(6,237,558) 12/8/2025
Bank of
America NA (3.40)%
ICE U.S. Treasury
7-10 Year Bond Index (213,198) — — (213,198)
(3,448,593) 12/11/2025 Citibank NA (3.42)%
ICE U.S. Treasury
7-10 Year Bond Index (185,273) — 185,273 —
(6,317,863) 11/4/2026
Goldman Sachs
International (3.67)%
ICE U.S. Treasury
7-10 Year Bond Index (74,198) — 30,000 (44,198)
(7,518,622) 11/4/2026
Societe
Generale (3.61)%
ICE U.S. Treasury
7-10 Year Bond Index (83,960) — 83,960 —
(23,522,636) (556,629)
Total Unrealized
Depreciation
(556,629)
a The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.
b Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
c Reflects the floating financing rate, as of November 30, 2025, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).
d The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statement of
Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statement of
Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statement of Assets and Liabilities.
e Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

NOVEMBER 30, 2025 (UNAUDITED) :: ULTRASHORT 20+ YEAR TREASURY
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
183
TBT
::
See accompanying notes to the financial statements.
Investments
Principal
Amount Value
Short-Term Investments — 91 .1%
Repurchase Agreements (a) — 69 .6%
Repurchase Agreements
with various counterparties,
rates 2.5% - 4.08%, dated
11/28/2025, due 12/1/2025,
total to be received
$161,784,712
(Cost $161,732,461) $ 161,732,461
$ 161,732,461
U.S. Treasury Obligations — 21 .5%
U.S. Treasury Bills
3.98%, 12/2/2025 (b)
(Cost $49,994,506) 50,000,000 49,994,554
Total Short-Term Investments
(Cost $211,726,967) 211,727,015
Total Investments — 91.1%
(Cost $211,726,967) 211,727,015
Other assets less liabilities — 8.9% 20,798,861
Net Assets — 100.0% $ 232,525,876
(a) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the
securities subject to repurchase.
(b) The rate shown was the current yield as of November 30, 2025.
As of November 30, 2025, the gross unrealized appreciation
(depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation $ 1,230,141
Aggregate gross unrealized depreciation (11,546,636)
Net unrealized depreciation $ (10,316,495)
Federal income tax cost $ 211,726,967
Futures Contracts Sold
UltraShort 20+ Year Treasury had the following open short futures contracts as of November 30, 2025:
Number of
Contracts
A
Expiration Date
A
Trading
Currency
A
Notional Amount
A
Value and
Unrealized
Depreciation
A
U.S. Treasury Long Bond 73 3/20/2026 U.S. Dollar $ 8,575,219 $ (66,294)
Swap Agreements
a
UltraShort 20+ Year Treasury had the following open non-exchange traded total return swap agreements as of November 30, 2025:
Notional
Amount
($)
A
Termination
Date
b
A
Counterparty
A
Rate Paid
(Received)
c
A
Reference
Instrument
A
Value and
Unrealized
Appreciation /
(Depreciation)
d
($)
A
Financial
Instruments for
the Benefit of
(the Fund)/the
Counterparty
($)
A
Cash Collateral
for the
Benefit of
(the Fund)/the
Counterparty
($)
A
Net
Amount
e
($)
A
(71,080,476) 12/8/2025
Bank of
America NA (3.59)%
ICE U.S. Treasury
20+ Year Bond Index (8,531,880) — 8,531,880 —
(84,091,686) 12/11/2025
Barclays Bank
PLC (3.67)%
ICE U.S. Treasury
20+ Year Bond Index 1,220,911 — — 1,220,911
(74,786,850) 12/11/2025 Citibank NA (3.44)%
ICE U.S. Treasury
20+ Year Bond Index 9,182 — — 9,182
(65,333,657) 11/4/2026
Goldman Sachs
International (3.64)%
ICE U.S. Treasury
20+ Year Bond Index (1,046,537) — 1,046,537 —
(108,707,656) 11/4/2026
Morgan
Stanley & Co.
International plc (3.72)%
ICE U.S. Treasury
20+ Year Bond Index (1,289,583) — 1,289,583 —
(53,080,987) 11/4/2026
Societe
Generale (3.57)%
ICE U.S. Treasury
20+ Year Bond Index (612,342) — 612,342 —
(457,081,312) (10,250,249)
Total Unrealized
Appreciation
1,230,093
Total Unrealized
Depreciation
(11,480,342)
a The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.
b Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

See accompanying notes to the financial statements.
ULTRASHORT 20+ YEAR TREASURY :: NOVEMBER 30, 2025 (UNAUDITED)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
184
TBT
::
c Reflects the floating financing rate, as of November 30, 2025, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).
d The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statement of
Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statement of
Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statement of Assets and Liabilities.
e Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

NOVEMBER 30, 2025 (UNAUDITED) :: ULTRASHORT CONSUMER DISCRETIONARY
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
185
SCC
::
See accompanying notes to the financial statements.
Investments
Principal
Amount Value
Short-Term Investments — 89 .8%
Repurchase Agreements (a) — 89 .8%
Repurchase Agreements
with various counterparties,
rates 2.5% - 4.08%, dated
11/28/2025, due 12/1/2025,
total to be received $2,897,522
(Cost $2,896,586) $ 2,896,586
$ 2,896,586
Total Investments — 89.8%
(Cost $2,896,586) 2,896,586
Other assets less liabilities — 10.2% 330,626
Net Assets — 100.0% $ 3,227,212
(a) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the
securities subject to repurchase.
As of November 30, 2025, the gross unrealized appreciation
(depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation $ 37,032
Aggregate gross unrealized depreciation (315,411)
Net unrealized depreciation $ (278,379)
Federal income tax cost $ 2,896,586
Swap Agreements
a
UltraShort Consumer Discretionary had the following open non-exchange traded total return swap agreements as of November 30, 2025:
Notional
Amount
($)
A
Termination
Date
b
A
Counterparty
A
Rate Paid
(Received)
c
A
Reference
Instrument
A
Value and
Unrealized
Appreciation /
(Depreciation)
d
($)
A
Financial
Instruments for
the Benefit of
(the Fund)/the
Counterparty
($)
A
Cash Collateral
for the
Benefit of
(the Fund)/the
Counterparty
($)
A
Net
Amount
e
($)
A
(1,796,746) 3/6/2026 BNP Paribas (4.39)%
S&P Consumer
Discretionary Select
Sector Index
f
(280,025) — 280,025 —
(1,297,384) 11/15/2027
Goldman Sachs
International (4.14)%
S&P Consumer
Discretionary Select
Sector Index
f
18,287 — — 18,287
(1,266,324) 11/15/2027
Societe
Generale (4.24)%
S&P Consumer
Discretionary Select
Sector Index
f
18,744 — — 18,744
(2,107,354) 3/8/2027 UBS AG (4.19)%
S&P Consumer
Discretionary Select
Sector Index
f
(35,385) — — (35,385)
(6,467,808) (278,379)
Total Unrealized
Appreciation
37,031
Total Unrealized
Depreciation
(315,410)
a The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.
b Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
c Reflects the floating financing rate, as of November 30, 2025, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).
d The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statement of
Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statement of
Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statement of Assets and Liabilities.
e Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.
f See the Common Stocks section of the Schedule of Portfolio Investments of ProShares Ultra Consumer Discretionary for the components of the underlying reference instrument and their relative weightings.

ULTRASHORT CONSUMER STAPLES :: NOVEMBER 30, 2025 (UNAUDITED)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
186
SZK
::
See accompanying notes to the financial statements.
Investments
Principal
Amount Value
Short-Term Investments — 81 .6%
Repurchase Agreements (a) — 81 .6%
Repurchase Agreements
with various counterparties,
rates 2.5% - 4.08%, dated
11/28/2025, due 12/1/2025,
total to be received $616,848
(Cost $616,649) $ 616,649
$ 616,649
Total Investments — 81.6%
(Cost $616,649) 616,649
Other assets less liabilities — 18.4% 139,508
Net Assets — 100.0% $ 756,157
(a) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the
securities subject to repurchase.
As of November 30, 2025, the gross unrealized appreciation
(depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation $ 24,665
Aggregate gross unrealized depreciation (16,221)
Net unrealized appreciation $ 8,444
Federal income tax cost $ 616,649
Swap Agreements
a
UltraShort Consumer Staples had the following open non-exchange traded total return swap agreements as of November 30, 2025:
Notional
Amount
($)
A
Termination
Date
b
A
Counterparty
A
Rate Paid
(Received)
c
A
Reference
Instrument
A
Value and
Unrealized
Appreciation /
(Depreciation)
d
($)
A
Financial
Instruments for
the Benefit of
(the Fund)/the
Counterparty
($)
A
Cash Collateral
for the
Benefit of
(the Fund)/the
Counterparty
($)
A
Net
Amount
e
($)
A
(651,062) 3/8/2027
Bank of
America NA (4.49)%
S&P Consumer
Staples Select Sector
Index
f
5,853 — — 5,853
(295,937) 3/8/2027
Goldman Sachs
International (4.14)%
S&P Consumer
Staples Select Sector
Index
f
18,812 — — 18,812
(234,350) 3/6/2026
Societe
Generale (4.19)%
S&P Consumer
Staples Select Sector
Index
f
(15,876) — 13,000 (2,876)
(331,130) 3/6/2026 UBS AG (4.19)%
S&P Consumer
Staples Select Sector
Index
f
(345) — — (345)
(1,512,479) 8,444
Total Unrealized
Appreciation
24,665
Total Unrealized
Depreciation
(16,221)
a The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.
b Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
c Reflects the floating financing rate, as of November 30, 2025, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).
d The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statement of
Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statement of
Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statement of Assets and Liabilities.
e Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.
f See the Common Stocks section of the Schedule of Portfolio Investments of ProShares Ultra Consumer Staples for the components of the underlying reference instrument and their relative weightings.

NOVEMBER 30, 2025 (UNAUDITED) :: ULTRASHORT DOW30
~
SM
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
187
DXD
::
See accompanying notes to the financial statements.
Investments
Principal
Amount Value
Short-Term Investments — 86 .6%
Repurchase Agreements (a) — 33 .9%
Repurchase Agreements
with various counterparties,
rates 2.5% - 4.08%, dated
11/28/2025, due 12/1/2025,
total to be received
$16,051,346
(Cost $16,046,162) $ 16,046,162
$ 16,046,162
U.S. Treasury Obligations — 52 .7%
U.S. Treasury Bills
3.90%, 12/26/2025 (b)
(Cost $24,932,553) 25,000,000 24,932,511
Total Short-Term Investments
(Cost $40,978,715) 40,978,673
Total Investments — 86.6%
(Cost $40,978,715) 40,978,673
Other assets less liabilities — 13.4% 6,365,623
Net Assets — 100.0% $ 47,344,296
(a) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the
securities subject to repurchase.
(b) The rate shown was the current yield as of November 30, 2025.
As of November 30, 2025, the gross unrealized appreciation
(depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation $ 153,949
Aggregate gross unrealized depreciation (7,636,992)
Net unrealized depreciation $ (7,483,043)
Federal income tax cost $ 40,978,715
Futures Contracts Sold
UltraShort Dow30
SM
had the following open short futures contracts as of November 30, 2025:
Number of
Contracts
A
Expiration Date
A
Trading
Currency
A
Notional Amount
A
Value and
Unrealized
Depreciation
A
DJIA CBOT E-Mini Index 21 12/19/2025 U.S. Dollar $ 5,013,015 $ (68,340)
Swap Agreements
a
UltraShort Dow30
SM
had the following open non-exchange traded total return swap agreements as of November 30, 2025:
Notional
Amount
($)
A
Termination
Date
b
A
Counterparty
A
Rate Paid
(Received)
c
A
Reference
Instrument
A
Value and
Unrealized
Appreciation /
(Depreciation)
d
($)
A
Financial
Instruments for
the Benefit of
(the Fund)/the
Counterparty
($)
A
Cash Collateral
for the
Benefit of
(the Fund)/the
Counterparty
($)
A
Net
Amount
e
($)
A
(9,447,851) 11/4/2027
Bank of
America NA (4.79)%
Dow Jones Industrial
Average
SM
(143,799) — 143,799 —
(763,463) 11/4/2027
Barclays Bank
PLC (4.44)%
Dow Jones Industrial
Average
SM
153,949 — — 153,949
(14,744,374) 1/12/2027 BNP Paribas (4.49)%
Dow Jones Industrial
Average
SM
(2,945,274) — 2,945,274 —
(6,298,567) 3/8/2027 Citibank NA (4.64)%
Dow Jones Industrial
Average
SM
(1,185,367) — 1,185,367 —
(20,535,382) 11/6/2026
Goldman Sachs
International (4.39)%
Dow Jones Industrial
Average
SM
(1,093,037) — 1,093,037 —
(19,706,882) 11/6/2026
Societe
Generale (4.59)%
Dow Jones Industrial
Average
SM
(1,310,391) — 1,310,391 —
(18,150,944) 11/6/2026 UBS AG (4.29)%
Dow Jones Industrial
Average
SM
(890,742) — — (890,742)
(89,647,463) (7,414,661)
Total Unrealized
Appreciation
153,949
Total Unrealized
Depreciation
(7,568,610)
a The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.
b Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
c Reflects the floating financing rate, as of November 30, 2025, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

See accompanying notes to the financial statements.
ULTRASHORT DOW30
~
SM
:: NOVEMBER 30, 2025 (UNAUDITED)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
188
DXD
::
d The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statement of
Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statement of
Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statement of Assets and Liabilities.
e Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

NOVEMBER 30, 2025 (UNAUDITED) :: ULTRASHORT ENERGY
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
189
DUG
::
See accompanying notes to the financial statements.
Investments
Principal
Amount Value
Short-Term Investments — 76 .1%
Repurchase Agreements (a) — 76 .1%
Repurchase Agreements
with various counterparties,
rates 2.5% - 4.08%, dated
11/28/2025, due 12/1/2025,
total to be received $9,022,474
(Cost $9,019,559) $ 9,019,559
$ 9,019,559
Total Investments — 76.1%
(Cost $9,019,559) 9,019,559
Other assets less liabilities — 23.9% 2,831,361
Net Assets — 100.0% $ 11,850,920
(a) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the
securities subject to repurchase.
As of November 30, 2025, the gross unrealized appreciation
(depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation $ 1,492,979
Aggregate gross unrealized depreciation (2,146,617)
Net unrealized depreciation $ (653,638)
Federal income tax cost $ 9,019,559
Swap Agreements
a
UltraShort Energy had the following open non-exchange traded total return swap agreements as of November 30, 2025:
Notional
Amount
($)
A
Termination
Date
b
A
Counterparty
A
Rate Paid
(Received)
c
A
Reference
Instrument
A
Value and
Unrealized
Appreciation /
(Depreciation)
d
($)
A
Financial
Instruments for
the Benefit of
(the Fund)/the
Counterparty
($)
A
Cash Collateral
for the
Benefit of
(the Fund)/the
Counterparty
($)
A
Net
Amount
e
($)
A
(7,176,579) 3/8/2027
Bank of
America NA (4.29)%
S&P Energy Select
Sector Index
f
(566,585) — 566,585 —
(1,803,602) 3/6/2026 BNP Paribas (4.49)%
S&P Energy Select
Sector Index
f
1,492,979 (1,492,979) — —
(6,265,793) 3/8/2027
Goldman Sachs
International (4.14)%
S&P Energy Select
Sector Index
f
(320,432) — 320,432 —
(5,191,386) 3/8/2027
Societe
Generale (4.24)%
S&P Energy Select
Sector Index
f
(831,030) — 831,030 —
(3,253,483) 3/8/2027 UBS AG (4.19)%
S&P Energy Select
Sector Index
f
(428,570) — — (428,570)
(23,690,843) (653,638)
Total Unrealized
Appreciation
1,492,979
Total Unrealized
Depreciation
(2,146,617)
a The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.
b Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
c Reflects the floating financing rate, as of November 30, 2025, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).
d The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statement of
Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statement of
Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statement of Assets and Liabilities.
e Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.
f See the Common Stocks section of the Schedule of Portfolio Investments of ProShares Ultra Energy for the components of the underlying reference instrument and their relative weightings.

ULTRASHORT FINANCIALS :: NOVEMBER 30, 2025 (UNAUDITED)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
190
SKF
::
See accompanying notes to the financial statements.
Investments
Principal
Amount Value
Short-Term Investments — 86 .9%
Repurchase Agreements (a) — 86 .9%
Repurchase Agreements
with various counterparties,
rates 2.5% - 4.08%, dated
11/28/2025, due 12/1/2025,
total to be received $9,308,053
(Cost $9,305,046) $ 9,305,046
$ 9,305,046
Total Investments — 86.9%
(Cost $9,305,046) 9,305,046
Other assets less liabilities — 13.1% 1,404,943
Net Assets — 100.0% $ 10,709,989
(a) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the
securities subject to repurchase.
As of November 30, 2025, the gross unrealized appreciation
(depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation $ —
Aggregate gross unrealized depreciation (5,287,500)
Net unrealized depreciation $ (5,287,500)
Federal income tax cost $ 9,305,046
Swap Agreements
a
UltraShort Financials had the following open non-exchange traded total return swap agreements as of November 30, 2025:
Notional
Amount
($)
A
Termination
Date
b
A
Counterparty
A
Rate Paid
(Received)
c
A
Reference
Instrument
A
Value and
Unrealized
Depreciation
d
($)
A
Financial
Instruments for
the Benefit of
(the Fund)/the
Counterparty
($)
A
Cash Collateral
for the
Benefit of
(the Fund)/the
Counterparty
($)
A
Net
Amount
e
($)
A
(2,612,552) 11/15/2027
Bank of
America NA (4.34)%
S&P Financial Select
Sector Index
f
(52,790) — 52,790 —
(2,736,615) 3/6/2026
Barclays Bank
PLC (4.54)%
S&P Financial Select
Sector Index
f
(712,832) — 712,832 —
(4,256,227) 3/6/2026 BNP Paribas (4.39)%
S&P Financial Select
Sector Index
f
(655,547) — 655,547 —
(2,495,052) 4/15/2027 Citibank NA (4.29)%
S&P Financial Select
Sector Index
f
(719,130) — 719,130 —
(2,359,830) 3/8/2027
Goldman Sachs
International (4.14)%
S&P Financial Select
Sector Index
f
(555,119) — 502,395 (52,724)
(2,861,335) 3/6/2026
J.P. Morgan
Securities, LLC (4.54)%
S&P Financial Select
Sector Index
f
(561,299) — 561,299 —
(2,235,766) 3/6/2026
Societe
Generale (4.24)%
S&P Financial Select
Sector Index
f
(1,503,120) — 1,500,132 (2,988)
(1,848,479) 3/6/2026 UBS AG (4.19)%
S&P Financial Select
Sector Index
f
(527,663) — — (527,663)
(21,405,856) (5,287,500)
Total Unrealized
Depreciation
(5,287,500)
a The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.
b Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
c Reflects the floating financing rate, as of November 30, 2025, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).
d The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statement of
Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statement of
Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statement of Assets and Liabilities.
e Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.
f See the Common Stocks section of the Schedule of Portfolio Investments of ProShares Ultra Financials for the components of the underlying reference instrument and their relative weightings.

NOVEMBER 30, 2025 (UNAUDITED) :: ULTRASHORT FTSE CHINA 50
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
191
FXP
::
See accompanying notes to the financial statements.
Investments
Principal
Amount Value
Short-Term Investments — 70 .6%
Repurchase Agreements (a) — 70 .6%
Repurchase Agreements
with various counterparties,
rates 2.5% - 4.08%, dated
11/28/2025, due 12/1/2025,
total to be received $4,565,884
(Cost $4,564,410) $ 4,564,410
$ 4,564,410
Total Investments — 70.6%
(Cost $4,564,410) 4,564,410
Other assets less liabilities — 29.4% 1,901,312
Net Assets — 100.0% $ 6,465,722
(a) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the
securities subject to repurchase.
As of November 30, 2025, the gross unrealized appreciation
(depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation $ 393,505
Aggregate gross unrealized depreciation (1,679,378)
Net unrealized depreciation $ (1,285,873)
Federal income tax cost $ 4,564,410
Swap Agreements
a
UltraShort FTSE China 50 had the following open non-exchange traded total return swap agreements as of November 30, 2025:
Notional
Amount
($)
A
Termination
Date
b
A
Counterparty
A
Rate Paid
(Received)
c
A
Reference
Instrument
A
Value and
Unrealized
Appreciation /
(Depreciation)
d
($)
A
Financial
Instruments for
the Benefit of
(the Fund)/the
Counterparty
($)
A
Cash Collateral
for the
Benefit of
(the Fund)/the
Counterparty
($)
A
Net
Amount
e
($)
A
(2,543,155) 11/6/2026
Bank of
America NA (3.19)%
iShares
®
China
Large-Cap ETF
f
(123,895) — 123,895 —
(1,593,147) 11/6/2026 Citibank NA (1.34)%
iShares
®
China
Large-Cap ETF
f
64,572 — — 64,572
(3,804,627) 11/6/2026
Goldman Sachs
International (3.39)%
iShares
®
China
Large-Cap ETF
f
328,933 (297,485) — 31,448
(1,559,153) 11/6/2026
Societe
Generale (3.74)%
iShares
®
China
Large-Cap ETF
f
(582,523) — 582,523 —
(3,491,326) 3/6/2026 UBS AG (3.99)%
iShares
®
China
Large-Cap ETF
f
(972,960) — — (972,960)
(12,991,408) (1,285,873)
Total Unrealized
Appreciation
393,505
Total Unrealized
Depreciation
(1,679,378)
a The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.
b Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
c Reflects the floating financing rate, as of November 30, 2025, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).
d The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statement of
Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statement of
Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statement of Assets and Liabilities.
e Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.
f In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.

ULTRASHORT FTSE EUROPE :: NOVEMBER 30, 2025 (UNAUDITED)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
192
EPV
::
See accompanying notes to the financial statements.
Investments
Principal
Amount Value
Short-Term Investments — 84 .2%
Repurchase Agreements (a) — 84 .2%
Repurchase Agreements
with various counterparties,
rates 2.5% - 4.08%, dated
11/28/2025, due 12/1/2025,
total to be received
$11,601,106
(Cost $11,597,366) $ 11,597,366
$ 11,597,366
Total Investments — 84.2%
(Cost $11,597,366) 11,597,366
Other assets less liabilities — 15.8% 2,171,861
Net Assets — 100.0% $ 13,769,227
(a) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the
securities subject to repurchase.
As of November 30, 2025, the gross unrealized appreciation
(depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation $ 183,078
Aggregate gross unrealized depreciation (3,383,202)
Net unrealized depreciation $ (3,200,124)
Federal income tax cost $ 11,597,366
Swap Agreements
a
UltraShort FTSE Europe had the following open non-exchange traded total return swap agreements as of November 30, 2025:
Notional
Amount
($)
A
Termination
Date
b
A
Counterparty
A
Rate Paid
(Received)
c
A
Reference
Instrument
A
Value and
Unrealized
Appreciation /
(Depreciation)
d
($)
A
Financial
Instruments for
the Benefit of
(the Fund)/the
Counterparty
($)
A
Cash Collateral
for the
Benefit of
(the Fund)/the
Counterparty
($)
A
Net
Amount
e
($)
A
(13,324,553) 11/6/2026 Citibank NA (3.29)%
Vanguard
®
FTSE
Europe ETF Shares
f
45,175 (45,175) — —
(3,434,839) 11/6/2026
Goldman Sachs
International (3.39)%
Vanguard
®
FTSE
Europe ETF Shares
f
(1,976,858) — 1,976,858 —
(9,685,953) 11/6/2026
Societe
Generale (3.09)%
Vanguard
®
FTSE
Europe ETF Shares
f
(1,406,344) — 1,406,344 —
(1,146,443) 11/6/2026 UBS AG (2.64)%
Vanguard
®
FTSE
Europe ETF Shares
f
137,903 (137,903) — —
(27,591,788) (3,200,124)
Total Unrealized
Appreciation
183,078
Total Unrealized
Depreciation
(3,383,202)
a The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.
b Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
c Reflects the floating financing rate, as of November 30, 2025, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).
d The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statement of
Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statement of
Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statement of Assets and Liabilities.
e Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.
f In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.

NOVEMBER 30, 2025 (UNAUDITED) :: ULTRASHORT HEALTH CARE
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
193
RXD
::
See accompanying notes to the financial statements.
Investments
Principal
Amount Value
Short-Term Investments — 95 .2%
Repurchase Agreements (a) — 95 .2%
Repurchase Agreements
with various counterparties,
rates 2.5% - 4.08%, dated
11/28/2025, due 12/1/2025,
total to be received $932,016
(Cost $931,716) $ 931,716
$ 931,716
Total Investments — 95.2%
(Cost $931,716) 931,716
Other assets less liabilities — 4.8% 47,087
Net Assets — 100.0% $ 978,803
(a) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the
securities subject to repurchase.
As of November 30, 2025, the gross unrealized appreciation
(depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation $ 107,837
Aggregate gross unrealized depreciation (229,043)
Net unrealized depreciation $ (121,206)
Federal income tax cost $ 931,716
Swap Agreements
a
UltraShort Health Care had the following open non-exchange traded total return swap agreements as of November 30, 2025:
Notional
Amount
($)
A
Termination
Date
b
A
Counterparty
A
Rate Paid
(Received)
c
A
Reference
Instrument
A
Value and
Unrealized
Appreciation /
(Depreciation)
d
($)
A
Financial
Instruments for
the Benefit of
(the Fund)/the
Counterparty
($)
A
Cash Collateral
for the
Benefit of
(the Fund)/the
Counterparty
($)
A
Net
Amount
e
($)
A
(324,323) 3/8/2027
Bank of
America NA (4.54)%
S&P Health Care
Select Sector Index
f
37,257 — — 37,257
(418,123) 3/6/2026 BNP Paribas (4.49)%
S&P Health Care
Select Sector Index
f
70,580 — — 70,580
(335,452) 4/15/2027 Citibank NA (4.34)%
S&P Health Care
Select Sector Index
f
(66,526) — — (66,526)
(225,754) 3/8/2027
Goldman Sachs
International (4.14)%
S&P Health Care
Select Sector Index
f
(93,142) — 21,000 (72,142)
(259,141) 11/15/2027
Societe
Generale (4.19)%
S&P Health Care
Select Sector Index
f
(18,659) — 18,659 —
(394,275) 3/6/2026 UBS AG (3.89)%
S&P Health Care
Select Sector Index
f
(50,716) — — (50,716)
(1,957,068) (121,206)
Total Unrealized
Appreciation
107,837
Total Unrealized
Depreciation
(229,043)
a The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.
b Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
c Reflects the floating financing rate, as of November 30, 2025, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).
d The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statement of
Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statement of
Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statement of Assets and Liabilities.
e Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.
f See the Common Stocks section of the Schedule of Portfolio Investments of ProShares Ultra Health Care for the components of the underlying reference instrument and their relative weightings.

ULTRASHORT INDUSTRIALS :: NOVEMBER 30, 2025 (UNAUDITED)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
194
SIJ
::
See accompanying notes to the financial statements.
Investments
Principal
Amount Value
Short-Term Investments — 112 .8%
Repurchase Agreements (a) — 112 .8%
Repurchase Agreements
with various counterparties,
rates 2.5% - 4.08%, dated
11/28/2025, due 12/1/2025,
total to be received $1,423,563
(Cost $1,423,102) $ 1,423,102
$ 1,423,102
Total Investments — 112.8%
(Cost $1,423,102) 1,423,102
Liabilities in excess of other assets — (12.8%) (160,928)
Net Assets — 100.0% $ 1,262,174
(a) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the
securities subject to repurchase.
As of November 30, 2025, the gross unrealized appreciation
(depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation $ 6,571
Aggregate gross unrealized depreciation (360,621)
Net unrealized depreciation $ (354,050)
Federal income tax cost $ 1,423,102
Swap Agreements
a
UltraShort Industrials had the following open non-exchange traded total return swap agreements as of November 30, 2025:
Notional
Amount
($)
A
Termination
Date
b
A
Counterparty
A
Rate Paid
(Received)
c
A
Reference
Instrument
A
Value and
Unrealized
Appreciation /
(Depreciation)
d
($)
A
Financial
Instruments for
the Benefit of
(the Fund)/the
Counterparty
($)
A
Cash Collateral
for the
Benefit of
(the Fund)/the
Counterparty
($)
A
Net
Amount
e
($)
A
(458,033) 11/15/2027
Bank of
America NA (4.54)%
S&P Industrials
Select Sector Index
f
(1,963) — — (1,963)
(410,064) 11/15/2027 BNP Paribas (4.49)%
S&P Industrials
Select Sector Index
f
6,571 — — 6,571
(345,072) 3/8/2027
Goldman Sachs
International (4.14)%
S&P Industrials
Select Sector Index
f
(150,047) — 25,821 (124,226)
(357,452) 3/6/2026
Societe
Generale (4.24)%
S&P Industrials
Select Sector Index
f
(116,432) — 65,000 (51,432)
(965,584) 3/8/2027 UBS AG (4.19)%
S&P Industrials
Select Sector Index
f
(92,179) — — (92,179)
(2,536,205) (354,050)
Total Unrealized
Appreciation
6,571
Total Unrealized
Depreciation
(360,621)
a The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.
b Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
c Reflects the floating financing rate, as of November 30, 2025, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).
d The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statement of
Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statement of
Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statement of Assets and Liabilities.
e Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.
f See the Common Stocks section of the Schedule of Portfolio Investments of ProShares Ultra Industrials for the components of the underlying reference instrument and their relative weightings.

NOVEMBER 30, 2025 (UNAUDITED) :: ULTRASHORT MATERIALS
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
195
SMN
::
See accompanying notes to the financial statements.
Investments
Principal
Amount Value
Short-Term Investments — 93 .9%
Repurchase Agreements (a) — 93 .9%
Repurchase Agreements
with various counterparties,
rates 2.5% - 4.08%, dated
11/28/2025, due 12/1/2025,
total to be received $710,893
(Cost $710,664) $ 710,664
$ 710,664
Total Investments — 93.9%
(Cost $710,664) 710,664
Other assets less liabilities — 6.1% 46,504
Net Assets — 100.0% $ 757,168
(a) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the
securities subject to repurchase.
As of November 30, 2025, the gross unrealized appreciation
(depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation $ —
Aggregate gross unrealized depreciation (143,477)
Net unrealized depreciation $ (143,477)
Federal income tax cost $ 710,664
Swap Agreements
a
UltraShort Materials had the following open non-exchange traded total return swap agreements as of November 30, 2025:
Notional
Amount
($)
A
Termination
Date
b
A
Counterparty
A
Rate Paid
(Received)
c
A
Reference
Instrument
A
Value and
Unrealized
Depreciation
d
($)
A
Financial
Instruments for
the Benefit of
(the Fund)/the
Counterparty
($)
A
Cash Collateral
for the
Benefit of
(the Fund)/the
Counterparty
($)
A
Net
Amount
e
($)
A
(288,043) 3/8/2027
Bank of
America NA (4.19)%
S&P Materials Select
Sector Index
f
(26,495) — 26,495 —
(286,148) 3/6/2026 BNP Paribas (4.49)%
S&P Materials Select
Sector Index
f
(26,647) — — (26,647)
(305,098) 3/8/2027
Goldman Sachs
International (4.14)%
S&P Materials Select
Sector Index
f
(11,108) — 11,108 —
(298,466) 3/8/2027
Societe
Generale (4.24)%
S&P Materials Select
Sector Index
f
(47,500) — 47,500 —
(333,523) 3/8/2027 UBS AG (4.19)%
S&P Materials Select
Sector Index
f
(31,727) — — (31,727)
(1,511,278) (143,477)
Total Unrealized
Depreciation
(143,477)
a The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.
b Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
c Reflects the floating financing rate, as of November 30, 2025, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).
d The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statement of
Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statement of
Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statement of Assets and Liabilities.
e Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.
f See the Common Stocks section of the Schedule of Portfolio Investments of ProShares Ultra Materials for the components of the underlying reference instrument and their relative weightings.

ULTRASHORT MIDCAP400 :: NOVEMBER 30, 2025 (UNAUDITED)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
196
MZZ
::
See accompanying notes to the financial statements.
Investments
Principal
Amount Value
Short-Term Investments — 132 .7%
Repurchase Agreements (a) — 132 .7%
Repurchase Agreements
with various counterparties,
rates 2.5% - 4.08%, dated
11/28/2025, due 12/1/2025,
total to be received $1,207,977
(Cost $1,207,587) $ 1,207,587
$ 1,207,587
Total Investments — 132.7%
(Cost $1,207,587) 1,207,587
Liabilities in excess of other assets — (32.7%) (297,269)
Net Assets — 100.0% $ 910,318
(a) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the
securities subject to repurchase.
As of November 30, 2025, the gross unrealized appreciation
(depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation $ —
Aggregate gross unrealized depreciation (409,888)
Net unrealized depreciation $ (409,888)
Federal income tax cost $ 1,207,587
Swap Agreements
a
UltraShort MidCap400 had the following open non-exchange traded total return swap agreements as of November 30, 2025:
Notional
Amount
($)
A
Termination
Date
b
A
Counterparty
A
Rate Paid
(Received)
c
A
Reference
Instrument
A
Value and
Unrealized
Depreciation
d
($)
A
Financial
Instruments for
the Benefit of
(the Fund)/the
Counterparty
($)
A
Cash Collateral
for the
Benefit of
(the Fund)/the
Counterparty
($)
A
Net
Amount
e
($)
A
(532,667) 3/8/2027
Bank of
America NA (4.64)% S&P MidCap 400
®
(187,569) — — (187,569)
(737,793) 4/6/2027 BNP Paribas (4.34)% S&P MidCap 400
®
(163,479) — — (163,479)
(473,114) 11/4/2027 Citibank NA (4.24)% S&P MidCap 400
®
(15,517) — 15,517 —
(76,096) 11/6/2026
Societe
Generale (4.14)% S&P MidCap 400
®
(43,323) — 43,323 —
(1,819,670) (409,888)
Total Unrealized
Depreciation
(409,888)
a The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.
b Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
c Reflects the floating financing rate, as of November 30, 2025, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).
d The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statement of
Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statement of
Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statement of Assets and Liabilities.
e Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

NOVEMBER 30, 2025 (UNAUDITED) :: ULTRASHORT MSCI BRAZIL CAPPED
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
197
BZQ
::
See accompanying notes to the financial statements.
Investments
Principal
Amount Value
Short-Term Investments — 92 .5%
Repurchase Agreements (a) — 92 .5%
Repurchase Agreements
with various counterparties,
rates 2.5% - 4.08%, dated
11/28/2025, due 12/1/2025,
total to be received $3,570,984
(Cost $3,569,833) $ 3,569,833
$ 3,569,833
Total Investments — 92.5%
(Cost $3,569,833) 3,569,833
Other assets less liabilities — 7.5% 290,449
Net Assets — 100.0% $ 3,860,282
(a) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the
securities subject to repurchase.
As of November 30, 2025, the gross unrealized appreciation
(depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation $ —
Aggregate gross unrealized depreciation (3,144,104)
Net unrealized depreciation $ (3,144,104)
Federal income tax cost $ 3,569,833
Swap Agreements
a
UltraShort MSCI Brazil Capped had the following open non-exchange traded total return swap agreements as of November 30, 2025:
Notional
Amount
($)
A
Termination
Date
b
A
Counterparty
A
Rate Paid
(Received)
c
A
Reference
Instrument
A
Value and
Unrealized
Depreciation
d
($)
A
Financial
Instruments for
the Benefit of
(the Fund)/the
Counterparty
($)
A
Cash Collateral
for the
Benefit of
(the Fund)/the
Counterparty
($)
A
Net
Amount
e
($)
A
(1,702,071) 11/6/2026
Bank of
America NA (3.09)%
iShares
®
MSCI Brazil
Capped ETF
f
(1,067,481) — 1,067,481 —
(1,716,257) 11/6/2026 Citibank NA (3.89)%
iShares
®
MSCI Brazil
Capped ETF
f
(40,447) — 40,447 —
(2,291,319) 11/6/2026
Goldman Sachs
International (3.39)%
iShares
®
MSCI Brazil
Capped ETF
f
(973,654) — 973,654 —
(1,222,802) 11/6/2026
Societe
Generale (3.29)%
iShares
®
MSCI Brazil
Capped ETF
f
(310,717) — 310,717 —
(810,951) 11/6/2026 UBS AG (3.79)%
iShares
®
MSCI Brazil
Capped ETF
f
(751,805) — — (751,805)
(7,743,400) (3,144,104)
Total Unrealized
Depreciation
(3,144,104)
a The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.
b Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
c Reflects the floating financing rate, as of November 30, 2025, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).
d The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statement of
Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statement of
Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statement of Assets and Liabilities.
e Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.
f In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.

ULTRASHORT MSCI EAFE :: NOVEMBER 30, 2025 (UNAUDITED)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
198
EFU
::
See accompanying notes to the financial statements.
Investments
Principal
Amount Value
Short-Term Investments — 65 .1%
Repurchase Agreements (a) — 65 .1%
Repurchase Agreements
with various counterparties,
rates 2.5% - 4.08%, dated
11/28/2025, due 12/1/2025,
total to be received $741,511
(Cost $741,271) $ 741,271
$ 741,271
Total Investments — 65.1%
(Cost $741,271) 741,271
Other assets less liabilities — 34.9% 397,290
Net Assets — 100.0% $ 1,138,561
(a) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the
securities subject to repurchase.
As of November 30, 2025, the gross unrealized appreciation
(depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation $ 5,958
Aggregate gross unrealized depreciation (405,280)
Net unrealized depreciation $ (399,322)
Federal income tax cost $ 741,271
Swap Agreements
a
UltraShort MSCI EAFE had the following open non-exchange traded total return swap agreements as of November 30, 2025:
Notional
Amount
($)
A
Termination
Date
b
A
Counterparty
A
Rate Paid
(Received)
c
A
Reference
Instrument
A
Value and
Unrealized
Appreciation /
(Depreciation)
d
($)
A
Financial
Instruments for
the Benefit of
(the Fund)/the
Counterparty
($)
A
Cash Collateral
for the
Benefit of
(the Fund)/the
Counterparty
($)
A
Net
Amount
e
($)
A
(866,634) 11/6/2026 Citibank NA (3.69)%
iShares
®
MSCI EAFE
ETF
f
4,611 — — 4,611
(236,893) 11/6/2026
Goldman Sachs
International (3.74)%
iShares
®
MSCI EAFE
ETF
f
1,347 — — 1,347
(584,337) 11/6/2026
Societe
Generale (3.39)%
iShares
®
MSCI EAFE
ETF
f
(390,085) — 390,085 —
(598,155) 11/6/2026 UBS AG (3.79)%
iShares
®
MSCI EAFE
ETF
f
(15,195) — — (15,195)
(2,286,019) (399,322)
Total Unrealized
Appreciation
5,958
Total Unrealized
Depreciation
(405,280)
a The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.
b Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
c Reflects the floating financing rate, as of November 30, 2025, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).
d The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statement of
Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statement of
Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statement of Assets and Liabilities.
e Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.
f In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.

NOVEMBER 30, 2025 (UNAUDITED) :: ULTRASHORT MSCI EMERGING MARKETS
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
199
EEV
::
See accompanying notes to the financial statements.
Investments
Principal
Amount Value
Short-Term Investments — 80 .2%
Repurchase Agreements (a) — 80 .2%
Repurchase Agreements
with various counterparties,
rates 2.5% - 4.08%, dated
11/28/2025, due 12/1/2025,
total to be received $2,135,032
(Cost $2,134,343) $ 2,134,343
$ 2,134,343
Total Investments — 80.2%
(Cost $2,134,343) 2,134,343
Other assets less liabilities — 19.8% 525,494
Net Assets — 100.0% $ 2,659,837
(a) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the
securities subject to repurchase.
As of November 30, 2025, the gross unrealized appreciation
(depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation $ 61,255
Aggregate gross unrealized depreciation (547,535)
Net unrealized depreciation $ (486,280)
Federal income tax cost $ 2,134,343
Swap Agreements
a
UltraShort MSCI Emerging Markets had the following open non-exchange traded total return swap agreements as of November 30, 2025:
Notional
Amount
($)
A
Termination
Date
b
A
Counterparty
A
Rate Paid
(Received)
c
A
Reference
Instrument
A
Value and
Unrealized
Appreciation /
(Depreciation)
d
($)
A
Financial
Instruments for
the Benefit of
(the Fund)/the
Counterparty
($)
A
Cash Collateral
for the
Benefit of
(the Fund)/the
Counterparty
($)
A
Net
Amount
e
($)
A
(2,856,201) 11/6/2026 Citibank NA (3.54)%
iShares
®
MSCI
Emerging Markets
ETF
f
36,880 — — 36,880
(803,946) 11/6/2026
Goldman Sachs
International (3.54)%
iShares
®
MSCI
Emerging Markets
ETF
f
24,375 — — 24,375
(1,333,089) 11/6/2026
Societe
Generale (3.64)%
iShares
®
MSCI
Emerging Markets
ETF
f
(349,466) — 349,466 —
(337,657) 11/6/2026 UBS AG (3.79)%
iShares
®
MSCI
Emerging Markets
ETF
f
(198,069) — — (198,069)
(5,330,893) (486,280)
Total Unrealized
Appreciation
61,255
Total Unrealized
Depreciation
(547,535)
a The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.
b Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
c Reflects the floating financing rate, as of November 30, 2025, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).
d The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statement of
Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statement of
Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statement of Assets and Liabilities.
e Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.
f In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.

ULTRASHORT MSCI JAPAN :: NOVEMBER 30, 2025 (UNAUDITED)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
200
EWV
::
See accompanying notes to the financial statements.
Investments
Principal
Amount Value
Short-Term Investments — 78 .2%
Repurchase Agreements (a) — 78 .2%
Repurchase Agreements
with various counterparties,
rates 2.5% - 4.08%, dated
11/28/2025, due 12/1/2025,
total to be received $4,460,646
(Cost $4,459,205) $ 4,459,205
$ 4,459,205
Total Investments — 78.2%
(Cost $4,459,205) 4,459,205
Other assets less liabilities — 21.8% 1,241,311
Net Assets — 100.0% $ 5,700,516
(a) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the
securities subject to repurchase.
As of November 30, 2025, the gross unrealized appreciation
(depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation $ —
Aggregate gross unrealized depreciation (1,484,778)
Net unrealized depreciation $ (1,484,778)
Federal income tax cost $ 4,459,205
Swap Agreements
a
UltraShort MSCI Japan had the following open non-exchange traded total return swap agreements as of November 30, 2025:
Notional
Amount
($)
A
Termination
Date
b
A
Counterparty
A
Rate Paid
(Received)
c
A
Reference
Instrument
A
Value and
Unrealized
Depreciation
d
($)
A
Financial
Instruments for
the Benefit of
(the Fund)/the
Counterparty
($)
A
Cash Collateral
for the
Benefit of
(the Fund)/the
Counterparty
($)
A
Net
Amount
e
($)
A
(3,386,477) 11/6/2026
Bank of
America NA (4.09)%
iShares
®
MSCI Japan
ETF
f
(707,456) — 707,456 —
(2,283,803) 11/6/2026
Societe
Generale (3.49)%
iShares
®
MSCI Japan
ETF
f
(664,028) — 664,028 —
(5,728,356) 11/6/2026 UBS AG (3.89)%
iShares
®
MSCI Japan
ETF
f
(113,294) — — (113,294)
(11,398,636) (1,484,778)
Total Unrealized
Depreciation
(1,484,778)
a The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.
b Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
c Reflects the floating financing rate, as of November 30, 2025, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).
d The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statement of
Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statement of
Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statement of Assets and Liabilities.
e Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.
f In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.

NOVEMBER 30, 2025 (UNAUDITED) :: ULTRASHORT NASDAQ BIOTECHNOLOGY
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
201
BIS
::
See accompanying notes to the financial statements.
Investments
Principal
Amount Value
Short-Term Investments — 110 .7%
Repurchase Agreements (a) — 110 .7%
Repurchase Agreements
with various counterparties,
rates 2.5% - 4.08%, dated
11/28/2025, due 12/1/2025,
total to be received $2,663,802
(Cost $2,662,948) $ 2,662,948
$ 2,662,948
Total Investments — 110.7%
(Cost $2,662,948) 2,662,948
Liabilities in excess of other assets — (10.7%) (257,157)
Net Assets — 100.0% $ 2,405,791
(a) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the
securities subject to repurchase.
As of November 30, 2025, the gross unrealized appreciation
(depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation $ —
Aggregate gross unrealized depreciation (841,688)
Net unrealized depreciation $ (841,688)
Federal income tax cost $ 2,662,948
Swap Agreements
a
UltraShort Nasdaq Biotechnology had the following open non-exchange traded total return swap agreements as of November 30, 2025:
Notional
Amount
($)
A
Termination
Date
b
A
Counterparty
A
Rate Paid
(Received)
c
A
Reference
Instrument
A
Value and
Unrealized
Depreciation
d
($)
A
Financial
Instruments for
the Benefit of
(the Fund)/the
Counterparty
($)
A
Cash Collateral
for the
Benefit of
(the Fund)/the
Counterparty
($)
A
Net
Amount
e
($)
A
(1,210,150) 3/8/2027
Bank of
America NA (4.49)%
Nasdaq
Biotechnology Index
®
(363,103) — 260,000 (103,103)
(884,341) 11/15/2027 BNP Paribas (4.14)%
Nasdaq
Biotechnology Index
®
(129,924) — 53,900 (76,024)
(959,975) 3/8/2027 Citibank NA (3.49)%
Nasdaq
Biotechnology Index
®
(217,103) — 217,103 —
(849,432) 11/6/2026
Societe
Generale (4.19)%
Nasdaq
Biotechnology Index
®
(55,262) — 40,000 (15,262)
(913,431) 11/15/2027 UBS AG (3.89)%
Nasdaq
Biotechnology Index
®
(76,296) — — (76,296)
(4,817,329) (841,688)
Total Unrealized
Depreciation
(841,688)
a The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.
b Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
c Reflects the floating financing rate, as of November 30, 2025, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).
d The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statement of
Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statement of
Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statement of Assets and Liabilities.
e Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

ULTRASHORT QQQ
®
:: NOVEMBER 30, 2025 (UNAUDITED)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
202
QID
::
See accompanying notes to the financial statements.
Investments
Principal
Amount Value
Short-Term Investments — 139 .1%
Repurchase Agreements (a) — 20 .9%
Repurchase Agreements
with various counterparties,
rates 2.5% - 4.08%, dated
11/28/2025, due 12/1/2025,
total to be received
$59,970,925
(Cost $59,951,556) $ 59,951,556
$ 59,951,556
U.S. Treasury Obligations (b) — 118 .2%
U.S. Treasury Bills
4.02%, 12/2/2025 (c) 115,000,000 114,987,474
3.87%, 12/23/2025 (c) 150,000,000 149,643,081
3.85%, 1/13/2026 (c) 25,000,000 24,887,394
3.81%, 2/19/2026 (c) 50,000,000 49,588,822
Total U.S. Treasury Obligations
(Cost $339,099,943) 339,106,771
Total Short-Term Investments
(Cost $399,051,499) 399,058,327
Total Investments — 139.1%
(Cost $399,051,499) 399,058,327
Liabilities in excess of other assets — (39.1%) (112,194,679)
Net Assets — 100.0% $ 286,863,648
(a) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the
securities subject to repurchase.
(b) All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $134,706,432.
(c) The rate shown was the current yield as of November 30, 2025.
As of November 30, 2025, the gross unrealized appreciation
(depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation $ 10,219
Aggregate gross unrealized depreciation (148,984,421)
Net unrealized depreciation $ (148,974,202)
Federal income tax cost $ 399,051,499
Futures Contracts Sold
UltraShort QQQ
®
had the following open short futures contracts as of November 30, 2025:
Number of
Contracts
A
Expiration Date
A
Trading
Currency
A
Notional Amount
A
Value and
Unrealized
Depreciation
A
Nasdaq-100 E-Mini Index 76 12/19/2025 U.S. Dollar $ 38,732,640 $ (1,226,272)

See accompanying notes to the financial statements.
NOVEMBER 30, 2025 (UNAUDITED) :: ULTRASHORT QQQ
®
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
203
QID
::
Swap Agreements
a
UltraShort QQQ
®
had the following open non-exchange traded total return swap agreements as of November 30, 2025:
Notional
Amount
($)
A
Termination
Date
b
A
Counterparty
A
Rate Paid
(Received)
c
A
Reference
Instrument
A
Value and
Unrealized
Depreciation
d
($)
A
Financial
Instruments for
the Benefit of
(the Fund)/the
Counterparty
($)
A
Cash Collateral
for the
Benefit of
(the Fund)/the
Counterparty
($)
A
Net
Amount
e
($)
A
(18,999,863) 1/26/2026
Bank of
America NA (4.74)% Nasdaq-100 Index
®
(4,573,820) 4,573,820 — —
(24,849,888) 11/4/2027
Barclays Bank
PLC (4.44)% Nasdaq-100 Index
®
(262,675) 262,675 — —
(21,670,526) 1/26/2026 BNP Paribas (4.59)% Nasdaq-100 Index
®
(30,114,427) 30,114,427 — —
(23,832,492) 3/5/2026 Citibank NA (4.74)% Nasdaq-100 Index
®
(20,233,269) 10,276,523 — (9,956,746)
(154,796,741) 11/6/2026
Goldman Sachs
International (4.39)% Nasdaq-100 Index
®
(8,436,672) 6,259,549 2,177,123 —
(59,110,684) 4/6/2027
J.P. Morgan
Securities, LLC (4.44)% Nasdaq-100 Index
®
(24,833,556) 7,603,556 17,230,000 —
(29,275,558) 1/12/2027
Morgan
Stanley & Co.
International plc (4.24)% Nasdaq-100 Index
®
(5,122,694) 5,122,694 — —
(99,704,769) 4/6/2027
Nomura Global
Financial
Products Inc. (4.59)% Nasdaq-100 Index
®
(18,504,010) 18,504,010 — —
(65,265,928) 3/6/2026
Societe
Generale (4.69)% Nasdaq-100 Index
®
(13,059,987) 13,059,987 — —
(37,306,345) 3/6/2026 UBS AG (4.41)% Nasdaq-100 Index
®
(22,613,648) — — (22,613,648)
(534,812,794) (147,754,758)
Total Unrealized
Depreciation
(147,754,758)
a The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.
b Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
c Reflects the floating financing rate, as of November 30, 2025, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).
d The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statement of
Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statement of
Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statement of Assets and Liabilities.
e Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

ULTRASHORT QQQ MEGA :: NOVEMBER 30, 2025 (UNAUDITED)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
204
QQDN
::
See accompanying notes to the financial statements.
Investments
Principal
Amount Value
Short-Term Investments — 76 .9%
Repurchase Agreements (a) — 76 .9%
Repurchase Agreements
with various counterparties,
rates 2.5% - 4.08%, dated
11/28/2025, due 12/1/2025,
total to be received $944,504
(Cost $944,201) $ 944,201
$ 944,201
Total Investments — 76.9%
(Cost $944,201) 944,201
Other assets less liabilities — 23.1% 283,226
Net Assets — 100.0% $ 1,227,427
(a) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the
securities subject to repurchase.
As of November 30, 2025, the gross unrealized appreciation
(depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation $ —
Aggregate gross unrealized depreciation (447,429)
Net unrealized depreciation $ (447,429)
Federal income tax cost $ 944,201
Swap Agreements
a
UltraShort QQQ Mega had the following open non-exchange traded total return swap agreements as of November 30, 2025:
Notional
Amount
($)
A
Termination
Date
b
A
Counterparty
A
Rate Paid
(Received)
c
A
Reference
Instrument
A
Value and
Unrealized
Depreciation
d
($)
A
Financial
Instruments for
the Benefit of
(the Fund)/the
Counterparty
($)
A
Cash Collateral
for the
Benefit of
(the Fund)/the
Counterparty
($)
A
Net
Amount
e
($)
A
(566,866) 3/8/2027
Bank of
America NA (4.79)%
Nasdaq-100 Mega
Index (19,129) — — (19,129)
(753,778) 3/8/2027
Barclays Bank
PLC (4.47)%
Nasdaq-100 Mega
Index (269,558) — 260,000 (9,558)
(1,133,732) 1/12/2027
Goldman Sachs
International (4.39)%
Nasdaq-100 Mega
Index (158,742) — — (158,742)
(2,454,376) (447,429)
Total Unrealized
Depreciation
(447,429)
a The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.
b Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
c Reflects the floating financing rate, as of November 30, 2025, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).
d The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statement of
Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statement of
Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statement of Assets and Liabilities.
e Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

NOVEMBER 30, 2025 (UNAUDITED) :: ULTRASHORT REAL ESTATE
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
205
SRS
::
See accompanying notes to the financial statements.
Investments
Principal
Amount Value
Short-Term Investments — 84 .6%
Repurchase Agreements (a) — 84 .6%
Repurchase Agreements
with various counterparties,
rates 2.5% - 4.08%, dated
11/28/2025, due 12/1/2025,
total to be received
$17,954,571
(Cost $17,948,773) $ 17,948,773
$ 17,948,773
Total Investments — 84.6%
(Cost $17,948,773) 17,948,773
Other assets less liabilities — 15.4% 3,274,895
Net Assets — 100.0% $ 21,223,668
(a) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the
securities subject to repurchase.
As of November 30, 2025, the gross unrealized appreciation
(depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation $ 692,482
Aggregate gross unrealized depreciation (2,887,551)
Net unrealized depreciation $ (2,195,069)
Federal income tax cost $ 17,948,773
Swap Agreements
a
UltraShort Real Estate had the following open non-exchange traded total return swap agreements as of November 30, 2025:
Notional
Amount
($)
A
Termination
Date
b
A
Counterparty
A
Rate Paid
(Received)
c
A
Reference
Instrument
A
Value and
Unrealized
Appreciation /
(Depreciation)
d
($)
A
Financial
Instruments for
the Benefit of
(the Fund)/the
Counterparty
($)
A
Cash Collateral
for the
Benefit of
(the Fund)/the
Counterparty
($)
A
Net
Amount
e
($)
A
(8,178,892) 3/8/2027
Bank of
America NA (4.39)%
S&P Real Estate
Select Sector Index
f
123,419 (123,419) — —
(13,322,260) 3/6/2026 BNP Paribas (4.39)%
S&P Real Estate
Select Sector Index
f
(1,850,660) — 1,850,660 —
(5,290,123) 4/15/2027 Citibank NA (4.34)%
S&P Real Estate
Select Sector Index
f
(327,364) — 327,364 —
(5,804,072) 3/8/2027
Goldman Sachs
International (4.14)%
S&P Real Estate
Select Sector Index
f
132,879 (132,879) — —
(4,990,081) 3/8/2027
Societe
Generale (4.19)%
S&P Real Estate
Select Sector Index
f
(709,527) — 709,527 —
(4,721,064) 3/8/2027 UBS AG (4.19)%
S&P Real Estate
Select Sector Index
f
436,184 (436,184) — —
(42,306,492) (2,195,069)
Total Unrealized
Appreciation
692,482
Total Unrealized
Depreciation
(2,887,551)
a The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.
b Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
c Reflects the floating financing rate, as of November 30, 2025, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).
d The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statement of
Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statement of
Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statement of Assets and Liabilities.
e Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.
f See the Common Stocks section of the Schedule of Portfolio Investments of ProShares Ultra Real Estate for the components of the underlying reference instrument and their relative weightings.

ULTRASHORT RUSSELL2000 :: NOVEMBER 30, 2025 (UNAUDITED)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
206
TWM
::
See accompanying notes to the financial statements.
Investments
Principal
Amount Value
Short-Term Investments — 94 .7%
Repurchase Agreements (a) — 29 .7%
Repurchase Agreements
with various counterparties,
rates 2.5% - 4.08%, dated
11/28/2025, due 12/1/2025,
total to be received
$11,392,840
(Cost $11,389,160) $ 11,389,160
$ 11,389,160
U.S. Treasury Obligations — 65 .0%
U.S. Treasury Bills
3.86%, 1/6/2026 (b)
(Cost $24,904,104) 25,000,000 24,905,325
Total Short-Term Investments
(Cost $36,293,264) 36,294,485
Total Investments — 94.7%
(Cost $36,293,264) 36,294,485
Other assets less liabilities — 5.3% 2,036,776
Net Assets — 100.0% $ 38,331,261
(a) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the
securities subject to repurchase.
(b) The rate shown was the current yield as of November 30, 2025.
As of November 30, 2025, the gross unrealized appreciation
(depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation $ 1,221
Aggregate gross unrealized depreciation (7,665,756)
Net unrealized depreciation $ (7,664,535)
Federal income tax cost $ 36,293,264
Futures Contracts Sold
UltraShort Russell2000 had the following open short futures contracts as of November 30, 2025:
Number of
Contracts
A
Expiration Date
A
Trading
Currency
A
Notional Amount
A
Value and
Unrealized
Depreciation
A
Russell 2000
®
E-mini Index 54 12/19/2025 U.S. Dollar $ 6,763,770 $ (242,610)
Swap Agreements
a
UltraShort Russell2000 had the following open non-exchange traded total return swap agreements as of November 30, 2025:
Notional
Amount
($)
A
Termination
Date
b
A
Counterparty
A
Rate Paid
(Received)
c
A
Reference
Instrument
A
Value and
Unrealized
Depreciation
d
($)
A
Financial
Instruments for
the Benefit of
(the Fund)/the
Counterparty
($)
A
Cash Collateral
for the
Benefit of
(the Fund)/the
Counterparty
($)
A
Net
Amount
e
($)
A
(10,314,274) 11/4/2027
Bank of
America NA (4.29)% Russell 2000
®
Index (132,524) — 132,524 —
(14,767,540) 11/4/2027
Barclays Bank
PLC (4.34)% Russell 2000
®
Index (454,829) — 454,829 —
(5,188,392) 1/12/2027 BNP Paribas (4.29)% Russell 2000
®
Index (1,851,943) — 1,840,200 (11,743)
(14,660,021) 3/8/2027 Citibank NA (4.14)% Russell 2000
®
Index (2,876,203) — 2,876,203 —
(4,225,727) 11/6/2026
Goldman Sachs
International (4.04)% Russell 2000
®
Index (256,008) — 256,008 —
(16,180,282) 11/4/2027
Societe
Generale (4.24)% Russell 2000
®
Index (680,908) — 623,756 (57,152)
(4,580,425) 11/6/2026 UBS AG (4.19)% Russell 2000
®
Index (1,170,731) — — (1,170,731)
(69,916,661) (7,423,146)
Total Unrealized
Depreciation
(7,423,146)
a The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.
b Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
c Reflects the floating financing rate, as of November 30, 2025, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).
d The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statement of
Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statement of
Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statement of Assets and Liabilities.

See accompanying notes to the financial statements.
NOVEMBER 30, 2025 (UNAUDITED) :: ULTRASHORT RUSSELL2000
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
207
TWM
::
e Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

ULTRASHORT S&P500
®
:: NOVEMBER 30, 2025 (UNAUDITED)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
208
SDS
::
See accompanying notes to the financial statements.
Investments
Principal
Amount Value
Short-Term Investments — 159 .7%
Repurchase Agreements (a) — 45 .6%
Repurchase Agreements
with various counterparties,
rates 2.5% - 4.08%, dated
11/28/2025, due 12/1/2025,
total to be received
$164,536,511
(Cost $164,483,373) $ 164,483,373
$ 164,483,373
U.S. Treasury Obligations (b) — 114 .1%
U.S. Treasury Bills
4.05%, 12/4/2025 (c) 100,000,000 99,967,792
3.85%, 12/23/2025 (c) 38,500,000 38,408,391
3.85%, 1/20/2026 (c) 225,000,000 223,812,774
3.81%, 2/19/2026 (c) 50,000,000 49,588,822
Total U.S. Treasury Obligations
(Cost $411,764,733) 411,777,779
Total Short-Term Investments
(Cost $576,248,106) 576,261,152
Total Investments — 159.7%
(Cost $576,248,106) 576,261,152
Liabilities in excess of other assets — (59.7%) (215,359,839)
Net Assets — 100.0% $ 360,901,313
(a) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the
securities subject to repurchase.
(b) All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $222,470,895.
(c) The rate shown was the current yield as of November 30, 2025.
As of November 30, 2025, the gross unrealized appreciation
(depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation $ 14,309
Aggregate gross unrealized depreciation (207,724,296)
Net unrealized depreciation $ (207,709,987)
Federal income tax cost $ 576,248,106
Futures Contracts Sold
UltraShort S&P500
®
had the following open short futures contracts as of November 30, 2025:
Number of
Contracts
A
Expiration Date
A
Trading
Currency
A
Notional Amount
A
Value and
Unrealized
Depreciation
A
S&P 500
®
E-Mini Index 142 12/19/2025 U.S. Dollar $ 48,702,450 $ (940,241)

See accompanying notes to the financial statements.
NOVEMBER 30, 2025 (UNAUDITED) :: ULTRASHORT S&P500
®
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
209
SDS
::
Swap Agreements
a
UltraShort S&P500
®
had the following open non-exchange traded total return swap agreements as of November 30, 2025:
Notional
Amount
($)
A
Termination
Date
b
A
Counterparty
A
Rate Paid
(Received)
c
A
Reference
Instrument
A
Value and
Unrealized
Depreciation
d
($)
A
Financial
Instruments for
the Benefit of
(the Fund)/the
Counterparty
($)
A
Cash Collateral
for the
Benefit of
(the Fund)/the
Counterparty
($)
A
Net
Amount
e
($)
A
(71,737,369) 3/8/2027
Bank of
America NA (4.59)% S&P 500
®
(21,659,990) 21,659,990 — —
(44,649,218) 3/6/2026
Barclays Bank
PLC (4.44)% S&P 500
®
(22,345,529) 22,345,529 — —
(90,627,159) 1/12/2027 BNP Paribas (4.49)% S&P 500
®
(13,544,519) 13,544,519 — —
(62,477,399) 3/5/2026 Citibank NA (4.39)% S&P 500
®
(28,150,731) 28,150,731 — —
(51,375,024) 1/26/2026
Goldman Sachs
International (4.39)% S&P 500
®
(26,294,622) 26,294,622 — —
(58,183,020) 4/6/2027
J.P. Morgan
Securities, LLC (4.34)% S&P 500
®
(30,455,709) 30,455,709 — —
(97,818,703) 1/12/2027
Morgan
Stanley & Co.
International plc (4.24)% S&P 500
®
(13,432,071) 13,432,071 — —
(120,324,813) 1/26/2026
Societe
Generale (4.59)% S&P 500
®
(32,856,020) 32,856,020 — —
(75,728,059) 4/7/2026 UBS AG (4.41)% S&P 500
®
(18,043,601) — — (18,043,601)
(672,920,764) (206,782,792)
Total Unrealized
Depreciation
(206,782,792)
a The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.
b Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
c Reflects the floating financing rate, as of November 30, 2025, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).
d The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statement of
Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statement of
Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statement of Assets and Liabilities.
e Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

ULTRASHORT SEMICONDUCTORS :: NOVEMBER 30, 2025 (UNAUDITED)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
210
SSG
::
See accompanying notes to the financial statements.
Investments
Principal
Amount Value
Short-Term Investments — 85 .6%
Repurchase Agreements (a) — 85 .6%
Repurchase Agreements
with various counterparties,
rates 2.5% - 4.08%, dated
11/28/2025, due 12/1/2025,
total to be received
$14,319,643
(Cost $14,315,017) $ 14,315,017
$ 14,315,017
Total Investments — 85.6%
(Cost $14,315,017) 14,315,017
Other assets less liabilities — 14.4% 2,405,087
Net Assets — 100.0% $ 16,720,104
(a) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the
securities subject to repurchase.
As of November 30, 2025, the gross unrealized appreciation
(depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation $ 585,678
Aggregate gross unrealized depreciation (5,507,632)
Net unrealized depreciation $ (4,921,954)
Federal income tax cost $ 14,315,017
Swap Agreements
a
UltraShort Semiconductors had the following open non-exchange traded total return swap agreements as of November 30, 2025:
Notional
Amount
($)
A
Termination
Date
b
A
Counterparty
A
Rate Paid
(Received)
c
A
Reference
Instrument
A
Value and
Unrealized
Appreciation /
(Depreciation)
d
($)
A
Financial
Instruments for
the Benefit of
(the Fund)/the
Counterparty
($)
A
Cash Collateral
for the
Benefit of
(the Fund)/the
Counterparty
($)
A
Net
Amount
e
($)
A
(4,848,988) 11/15/2027
Bank of
America NA (4.59)%
Dow Jones U.S.
Semiconductors
SM
Index
f
379,042 (379,042) — —
(3,805,892) 11/15/2027
Barclays Bank
PLC (4.54)%
Dow Jones U.S.
Semiconductors
SM
Index
f
169,301 (169,301) — —
(1,945,233) 3/6/2026 BNP Paribas (4.39)%
Dow Jones U.S.
Semiconductors
SM
Index
f
(1,128,798) — 1,128,798 —
(3,946,851) 4/15/2027 Citibank NA (4.74)%
Dow Jones U.S.
Semiconductors
SM
Index
f
(1,129,586) — 1,129,586 —
(3,608,549) 3/6/2026
Goldman Sachs
International (4.14)%
Dow Jones U.S.
Semiconductors
SM
Index
f
(1,937,361) — 1,937,361 —
(2,988,330) 3/8/2027
J.P. Morgan
Securities, LLC (4.44)%
Dow Jones U.S.
Semiconductors
SM
Index
f
(453,200) — 453,200 —
(3,298,439) 3/8/2027
Morgan
Stanley & Co.
International plc (4.24)%
Dow Jones U.S.
Semiconductors
SM
Index
f
(811,839) — 811,839 —
(5,187,289) 11/15/2027
Societe
Generale (4.44)%
Dow Jones U.S.
Semiconductors
SM
Index
f
(46,848) — 46,848 —
(3,749,508) 11/15/2027 UBS AG (4.19)%
Dow Jones U.S.
Semiconductors
SM
Index
f
37,335 — — 37,335
(33,379,079) (4,921,954)
Total Unrealized
Appreciation
585,678
Total Unrealized
Depreciation
(5,507,632)
a The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.
b Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
c Reflects the floating financing rate, as of November 30, 2025, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).
d The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statement of
Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statement of
Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statement of Assets and Liabilities.

See accompanying notes to the financial statements.
NOVEMBER 30, 2025 (UNAUDITED) :: ULTRASHORT SEMICONDUCTORS
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
211
SSG
::
e Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.
f See the Common Stocks section of the Schedule of Portfolio Investments of ProShares Ultra Semiconductors for the components of the underlying reference instrument and their relative weightings.

ULTRASHORT SMALLCAP600 :: NOVEMBER 30, 2025 (UNAUDITED)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
212
SDD
::
See accompanying notes to the financial statements.
Investments
Principal
Amount Value
Short-Term Investments — 94 .9%
Repurchase Agreements (a) — 94 .9%
Repurchase Agreements
with various counterparties,
rates 2.5% - 4.08%, dated
11/28/2025, due 12/1/2025,
total to be received $1,604,694
(Cost $1,604,176) $ 1,604,176
$ 1,604,176
Total Investments — 94.9%
(Cost $1,604,176) 1,604,176
Other assets less liabilities — 5.1% 86,914
Net Assets — 100.0% $ 1,691,090
(a) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the
securities subject to repurchase.
As of November 30, 2025, the gross unrealized appreciation
(depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation $ —
Aggregate gross unrealized depreciation (1,069,524)
Net unrealized depreciation $ (1,069,524)
Federal income tax cost $ 1,604,176
Swap Agreements
a
UltraShort SmallCap600 had the following open non-exchange traded total return swap agreements as of November 30, 2025:
Notional
Amount
($)
A
Termination
Date
b
A
Counterparty
A
Rate Paid
(Received)
c
A
Reference
Instrument
A
Value and
Unrealized
Depreciation
d
($)
A
Financial
Instruments for
the Benefit of
(the Fund)/the
Counterparty
($)
A
Cash Collateral
for the
Benefit of
(the Fund)/the
Counterparty
($)
A
Net
Amount
e
($)
A
(1,446,593) 11/6/2026
Bank of
America NA (4.39)% S&P SmallCap 600
®
(553,952) — 553,952 —
(924,171) 3/8/2027
Societe
Generale (3.94)% S&P SmallCap 600
®
(205,451) — 144,000 (61,451)
(1,010,996) 12/8/2026 UBS AG (4.19)% S&P SmallCap 600
®
(310,121) — — (310,121)
(3,381,760) (1,069,524)
Total Unrealized
Depreciation
(1,069,524)
a The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.
b Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
c Reflects the floating financing rate, as of November 30, 2025, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).
d The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statement of
Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statement of
Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statement of Assets and Liabilities.
e Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

NOVEMBER 30, 2025 (UNAUDITED) :: ULTRASHORT TECHNOLOGY
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
213
REW
::
See accompanying notes to the financial statements.
Investments
Principal
Amount Value
Short-Term Investments — 84 .9%
Repurchase Agreements (a) — 84 .9%
Repurchase Agreements
with various counterparties,
rates 2.5% - 4.08%, dated
11/28/2025, due 12/1/2025,
total to be received $3,241,152
(Cost $3,240,106) $ 3,240,106
$ 3,240,106
Total Investments — 84.9%
(Cost $3,240,106) 3,240,106
Other assets less liabilities — 15.1% 574,650
Net Assets — 100.0% $ 3,814,756
(a) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the
securities subject to repurchase.
As of November 30, 2025, the gross unrealized appreciation
(depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation $ 8,018
Aggregate gross unrealized depreciation (3,417,951)
Net unrealized depreciation $ (3,409,933)
Federal income tax cost $ 3,240,106
Swap Agreements
a
UltraShort Technology had the following open non-exchange traded total return swap agreements as of November 30, 2025:
Notional
Amount
($)
A
Termination
Date
b
A
Counterparty
A
Rate Paid
(Received)
c
A
Reference
Instrument
A
Value and
Unrealized
Appreciation /
(Depreciation)
d
($)
A
Financial
Instruments for
the Benefit of
(the Fund)/the
Counterparty
($)
A
Cash Collateral
for the
Benefit of
(the Fund)/the
Counterparty
($)
A
Net
Amount
e
($)
A
(1,236,060) 3/8/2027
Bank of
America NA (4.62)%
S&P Technology
Select Sector Index
f
(293,483) — 293,483 —
(711,671) 3/6/2026
Barclays Bank
PLC (4.49)%
S&P Technology
Select Sector Index
f
(155,773) — 130,000 (25,773)
(849,972) 3/6/2026 BNP Paribas (4.39)%
S&P Technology
Select Sector Index
f
(614,298) — 614,298 —
(593,540) 4/15/2027 Citibank NA (4.34)%
S&P Technology
Select Sector Index
f
(456,049) — 456,049 —
(2,227,214) 3/8/2027
Goldman Sachs
International (4.14)%
S&P Technology
Select Sector Index
f
(674,378) — 674,378 —
(717,434) 4/15/2027
J.P. Morgan
Securities, LLC (4.39)%
S&P Technology
Select Sector Index
f
(662,539) — 662,539 —
(642,521) 11/15/2027
Societe
Generale (4.29)%
S&P Technology
Select Sector Index
f
8,018 — — 8,018
(659,808) 3/6/2026 UBS AG (4.19)%
S&P Technology
Select Sector Index
f
(561,431) — — (561,431)
(7,638,220) (3,409,933)
Total Unrealized
Appreciation
8,018
Total Unrealized
Depreciation
(3,417,951)
a The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.
b Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
c Reflects the floating financing rate, as of November 30, 2025, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).
d The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statement of
Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statement of
Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statement of Assets and Liabilities.
e Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.
f See the Common Stocks section of the Schedule of Portfolio Investments of ProShares Ultra Technology for the components of the underlying reference instrument and their relative weightings.

ULTRASHORT UTILITIES :: NOVEMBER 30, 2025 (UNAUDITED)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
214
SDP
::
See accompanying notes to the financial statements.
Investments
Principal
Amount Value
Short-Term Investments — 88 .6%
Repurchase Agreements (a) — 88 .6%
Repurchase Agreements
with various counterparties,
rates 2.5% - 4.08%, dated
11/28/2025, due 12/1/2025,
total to be received $3,713,600
(Cost $3,712,400) $ 3,712,400
$ 3,712,400
Total Investments — 88.6%
(Cost $3,712,400) 3,712,400
Other assets less liabilities — 11.4% 476,461
Net Assets — 100.0% $ 4,188,861
(a) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the
securities subject to repurchase.
As of November 30, 2025, the gross unrealized appreciation
(depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation $ —
Aggregate gross unrealized depreciation (1,093,465)
Net unrealized depreciation $ (1,093,465)
Federal income tax cost $ 3,712,400
Swap Agreements
a
UltraShort Utilities had the following open non-exchange traded total return swap agreements as of November 30, 2025:
Notional
Amount
($)
A
Termination
Date
b
A
Counterparty
A
Rate Paid
(Received)
c
A
Reference
Instrument
A
Value and
Unrealized
Depreciation
d
($)
A
Financial
Instruments for
the Benefit of
(the Fund)/the
Counterparty
($)
A
Cash Collateral
for the
Benefit of
(the Fund)/the
Counterparty
($)
A
Net
Amount
e
($)
A
(2,620,717) 3/8/2027
Bank of
America NA (4.54)%
S&P Utilities Select
Sector Index
f
(407,392) — 407,392 —
(1,124,469) 4/15/2027
Goldman Sachs
International (4.14)%
S&P Utilities Select
Sector Index
f
(306,656) — 306,656 —
(3,593,552) 3/6/2026
Societe
Generale (4.24)%
S&P Utilities Select
Sector Index
f
(301,649) — 301,649 —
(1,037,690) 3/8/2027 UBS AG (4.09)%
S&P Utilities Select
Sector Index
f
(77,768) — — (77,768)
(8,376,428) (1,093,465)
Total Unrealized
Depreciation
(1,093,465)
a The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.
b Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
c Reflects the floating financing rate, as of November 30, 2025, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).
d The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statement of
Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statement of
Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statement of Assets and Liabilities.
e Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.
f See the Common Stocks section of the Schedule of Portfolio Investments of ProShares Ultra Utilities for the components of the underlying reference instrument and their relative weightings.

STATEMENTS OF ASSETS AND LIABILITIES :: NOVEMBER 30, 2025 (UNAUDITED) :: 215
PROSHARES TRUST
STATEMENTS OF ASSETS AND LIABILITIES

216 :: NOVEMBER 30, 2025 (UNAUDITED) :: STATEMENTS OF ASSETS AND LIABILITIES
PROSHARES TRUST
See accompanying notes to the financial statements.
Short 7-10 Year
Treasury
Short 20+ Year
Treasury Short Dow30
SM
Short Financials
Short FTSE China
50
ASSETS:
Securities and Repurchase
Agreements, at cost
$ 11,637,838 $ 58,907,619 $ 119,747,842 $ 10,455,516 $ 1,648,328
Securities, at value — 49,837,836 111,543,459 — —
Repurchase Agreements, at value
11,637,838 9,070,963 8,207,383 10,455,516 1,648,328
Cash — — 3,579,940 348,282 63,266
Segregated cash balances with
brokers for futures contracts 6,188 81,400 1,306,058 — —
Segregated cash balances with
custodian for swap agreements 1,540,725 4,605,859 11,935,776 1,861,672 947,926
Dividends and interest receivable 7,110 13,748 41,989 8,206 3,522
Receivable from Advisor — — — — 4,811
Receivable for variation margin on
futures contracts 705 7,498 — — —
Unrealized appreciation on non-
exchange traded swap agreements 19,338 37,360 — — 124,509
Prepaid expenses 702 697 796 699 696
Total Assets
13,212,606 63,655,361 136,615,401 12,674,375 2,793,058
LIABILITIES:
Payable for capital shares redeemed — — 2,383,410 — —
Payable to Advisor 2,364 35,952 76,779 18 —
Management Services fees payable 1,088 5,341 11,001 827 —
Custodian fees payable 774 2,016 3,075 466 314
Administration fees payable 7,619 9,986 12,541 7,300 7,299
Trustee fees payable 77 414 736 53 20
Compliance services fees payable 25 136 236 17 7
Listing, Data and related fees payable 427 2,273 33,831 1,823 2,070
Professional fees payable 18,532 18,788 18,996 18,513 25,598
Payable for variation margin on futures
contracts — — 56,143 — —
Unrealized depreciation on non-
exchange traded swap agreements — 1,095,757 9,512,464 2,487,530 250,534
Other liabilities 2,153 4,261 7,858 4,242 1,362
Total Liabilities
33,059 1,174,924 12,117,070 2,520,789 287,204
Commitments and contingencies
(Note 4)
NET ASSETS
$ 13,179,547 $ 62,480,437 $ 124,498,331 $ 10,153,586 $ 2,505,854
NET ASSETS CONSIST OF:
Paid in Capital $ 12,945,539 $ 564,389,356 $ 722,029,338 $ 114,931,665 $ 16,399,748
Distributable earnings (loss) 234,008 (501,908,919) (597,531,007) (104,778,079) (13,893,894)
NET ASSETS
$ 13,179,547 $ 62,480,437 $ 124,498,331 $ 10,153,586 $ 2,505,854
Shares (unlimited number of shares
authorized, no par value) 475,000 2,650,000 5,223,755 318,668 125,000
Net Asset Value $ 27.75 $ 23.58 $ 23.83 $ 31.86 $ 20.05

STATEMENTS OF ASSETS AND LIABILITIES :: NOVEMBER 30, 2025 (UNAUDITED) :: 217
PROSHARES TRUST
See accompanying notes to the financial statements.
Short High Yield Short MidCap400 Short MSCI EAFE
Short MSCI
Emerging Markets Short QQQ
®
ASSETS:
Securities and Repurchase
Agreements, at cost
$ 49,102,509 $ 3,976,870 $ 7,950,453 $ 6,939,837 $ 797,703,203
Securities, at value 44,762,555 — — — 349,071,228
Repurchase Agreements, at value
4,340,634 3,976,870 7,950,453 6,939,837 448,646,877
Cash 10,859,857 2 1,299,041 320,188 —
Segregated cash balances with
brokers for futures contracts — 45,818 — — 3,442,019
Segregated cash balances with
custodian for swap agreements 2,113,200 652,000 1,590,735 3,637,001 —
Dividends and interest receivable 30,856 2,705 8,707 11,357 144,029
Due from counterparty — 4,582 — — —
Receivable from Advisor — 3,691 269 — —
Receivable for variation margin on
futures contracts — — — — 381,168
Unrealized appreciation on non-
exchange traded swap agreements — — 1,418 9,758 2,414,525
Prepaid expenses 738 2,166 3,930 3,935 1,285
Total Assets
62,107,840 4,687,834 10,854,553 10,922,076 804,101,131
LIABILITIES:
Payable to Advisor 28,282 — — — 353,280
Management Services fees payable 4,844 — — 87 49,892
Custodian fees payable 1,810 826 590 540 11,044
Administration fees payable 9,993 7,301 7,300 7,303 24,608
Trustee fees payable 422 27 63 59 3,145
Compliance services fees payable 160 9 19 20 915
Listing, Data and related fees payable 27,873 — — — 239,430
Professional fees payable 24,421 18,498 25,288 27,873 20,144
Payable for variation margin on futures
contracts — 1,390 — — —
Unrealized depreciation on non-
exchange traded swap agreements 6,473,737 798,730 2,093,217 2,118,550 76,485,050
Other liabilities 10,673 1,148 2,385 1,651 23,184
Total Liabilities
6,582,215 827,929 2,128,862 2,156,083 77,210,692
Commitments and contingencies
(Note 4)
NET ASSETS
$ 55,525,625 $ 3,859,905 $ 8,725,691 $ 8,765,993 $ 726,890,439
NET ASSETS CONSIST OF:
Paid in Capital $ 152,500,443 $ 62,008,697 $ 167,749,730 $ 208,175,440 $ 2,252,930,254
Distributable earnings (loss) (96,974,818) (58,148,792) (159,024,039) (199,409,447) (1,526,039,815)
NET ASSETS
$ 55,525,625 $ 3,859,905 $ 8,725,691 $ 8,765,993 $ 726,890,439
Shares (unlimited number of shares
authorized, no par value) 3,600,000 218,667 665,000 424,974 24,022,179
Net Asset Value $ 15.42 $ 17.65 $ 13.12 $ 20.63 $ 30.26

218 :: NOVEMBER 30, 2025 (UNAUDITED) :: STATEMENTS OF ASSETS AND LIABILITIES
PROSHARES TRUST
See accompanying notes to the financial statements.
Short Real Estate Short Russell2000 Short S&P500
®
Short SmallCap600
Ultra 7-10 Year
Treasury
ASSETS:
Securities and Repurchase
Agreements, at cost
$ 10,149,451 $ 151,025,937 $ 1,266,051,531 $ 5,116,047 $ 36,832,214
Securities, at value — 124,894,433 1,112,241,772 — —
Repurchase Agreements, at value
10,149,451 26,132,821 153,812,058 5,116,047 36,832,214
Cash 321,754 4,603,334 — 369,927 —
Segregated cash balances with
brokers for futures contracts — 2,146,455 15,810,977 — 12,375
Segregated cash balances with
custodian for swap agreements 1,226,907 18,607,693 — 490,000 1,266,158
Dividends and interest receivable 6,692 66,768 49,304 3,702 13,531
Receivable for capital shares issued — — 3,633,961 273,879 —
Receivable from Advisor — — — 2,539 —
Receivable for variation margin on
futures contracts — — 333,850 — —
Unrealized appreciation on non-
exchange traded swap agreements 33,968 — — — 299,246
Prepaid expenses 697 931 3,680 3,575 725
Total Assets
11,739,469 176,452,435 1,285,885,602 6,259,669 38,424,249
LIABILITIES:
Payable for capital shares redeemed — 3,278,530 908,490 — —
Payable to Advisor 920 86,246 696,385 — 11,985
Management Services fees payable 936 13,095 92,851 — 2,243
Custodian fees payable 683 4,641 20,351 306 876
Administration fees payable 7,301 13,364 32,873 7,299 7,659
Trustee fees payable 62 814 6,375 27 133
Compliance services fees payable 21 242 1,814 9 45
Listing, Data and related fees payable 2,266 98,995 — — 723
Professional fees payable 18,529 19,036 21,434 18,495 18,567
Payable for variation margin on futures
contracts — 58,737 — — 1,407
Unrealized depreciation on non-
exchange traded swap agreements 459,444 17,689,495 246,068,383 566,430 254,152
Other liabilities 4,490 8,156 71,489 1,408 2,571
Total Liabilities
494,652 21,271,351 247,920,445 593,974 300,361
Commitments and contingencies
(Note 4)
NET ASSETS
$ 11,244,817 $ 155,181,084 $ 1,037,965,157 $ 5,665,695 $ 38,123,888
NET ASSETS CONSIST OF:
Paid in Capital $ 53,181,704 $ 988,352,800 $ 5,891,495,846 $ 49,982,267 $ 173,654,271
Distributable earnings (loss) (41,936,887) (833,171,716) (4,853,530,689) (44,316,572) (135,530,383)
NET ASSETS
$ 11,244,817 $ 155,181,084 $ 1,037,965,157 $ 5,665,695 $ 38,123,888
Shares (unlimited number of shares
authorized, no par value) 664,888 9,466,642 28,563,420 413,681 845,000
Net Asset Value $ 16.91 $ 16.39 $ 36.34 $ 13.70 $ 45.12

STATEMENTS OF ASSETS AND LIABILITIES :: NOVEMBER 30, 2025 (UNAUDITED) :: 219
PROSHARES TRUST
See accompanying notes to the financial statements.
Ultra 20+ Year
Treasury
Ultra
Communication
Services
Ultra Consumer
Discretionary
Ultra Consumer
Staples Ultra Dow30
SM
ASSETS:
Securities and Repurchase
Agreements, at cost
$ 92,486,971 $ 14,056,198 $ 12,646,847 $ 10,702,646 $ 475,437,888
Securities, at value
(a)
44,892,924 12,888,223 10,803,149 9,522,661 437,149,903
Repurchase Agreements, at value
47,593,423 1,599,024 1,869,339 419,974 45,734,990
Cash — 631,555 491,727 960,856 4
Segregated cash balances with
brokers for futures contracts 138,380 — — — 2,664,231
Segregated cash balances with
custodian for swap agreements 10,431,887 1,382,406 3,542,837 1,471,302 71,697
Dividends and interest receivable 39,945 7,469 12,359 17,370 599,421
Receivable for security lending income 234 25 64 — —
Receivable for investments sold — 198,870 — — —
Due from counterparty — — — 2,262 —
Receivable from Advisor — — — 797 —
Receivable for variation margin on
futures contracts — — — — 114,557
Unrealized appreciation on non-
exchange traded swap agreements 862,423 929,268 8,783 — 7,568,085
Prepaid expenses 870 729 706 706 1,157
Total Assets
103,960,086 17,637,569 16,728,964 12,395,928 493,904,045
LIABILITIES:
Payable for cash collateral received
from securities loaned — 99,856 — — —
Payable to Advisor 58,983 1,774 — — 293,437
Management Services fees payable 8,157 1,380 1,021 — 39,540
Custodian fees payable 3,511 713 2,541 1,563 7,414
Administration fees payable 11,693 13,421 13,421 13,423 31,062
Trustee fees payable 633 80 103 45 2,432
Compliance services fees payable 205 18 26 16 724
Listing, Data and related fees payable 3,423 2,596 3,067 1,781 110,124
Professional fees payable 18,871 18,507 18,532 18,507 20,773
Payable for variation margin on futures
contracts 12,751 — — — —
Unrealized depreciation on non-
exchange traded swap agreements 6,722,146 33,133 2,032,802 714,352 1,035,557
Other liabilities 7,408 1,867 1,388 1,434 10,404
Total Liabilities
6,847,781 173,345 2,072,901 751,121 1,551,467
Commitments and contingencies
(Note 4)
NET ASSETS
$ 97,112,305 $ 17,464,224 $ 14,656,063 $ 11,644,807 $ 492,352,578
NET ASSETS CONSIST OF:
Paid in Capital $ 158,427,267 $ 16,310,619 $ 21,294,882 $ 15,194,987 $ 418,510,533
Distributable earnings (loss) (61,314,962) 1,153,605 (6,638,819) (3,550,180) 73,842,045
NET ASSETS
$ 97,112,305 $ 17,464,224 $ 14,656,063 $ 11,644,807 $ 492,352,578
Shares (unlimited number of shares
authorized, no par value) 5,475,000 640,000 285,000 670,000 8,750,000
Net Asset Value $ 17.74 $ 27.29 $ 51.42 $ 17.38 $ 56.27
(a) Includes securities on loan valued at: $ — $ 98,443 $ — $ — $ —

220 :: NOVEMBER 30, 2025 (UNAUDITED) :: STATEMENTS OF ASSETS AND LIABILITIES
PROSHARES TRUST
See accompanying notes to the financial statements.
Ultra Energy Ultra Financials
Ultra FTSE China
50 Ultra FTSE Europe Ultra Health Care
ASSETS:
Securities and Repurchase
Agreements, at cost
$ 57,660,333 $ 644,508,040 $ 9,452,398 $ 4,550,390 $ 67,219,939
Securities, at value 48,982,392 618,090,738 — — 59,694,519
Repurchase Agreements, at value
7,874,314 47,837,250 9,452,398 4,550,390 15,035,466
Cash 2,052,187 — 1,672,813 414,306 2,034,827
Segregated cash balances with
custodian for swap agreements 4,848,647 — 4,835,462 2,489,153 8,394,849
Dividends and interest receivable 307,896 335,065 17,579 7,577 123,207
Receivable for security lending income — 2,461 — — —
Due from counterparty 113,495 — — — —
Receivable from Advisor — — — 126 —
Unrealized appreciation on non-
exchange traded swap agreements 4,223,144 176,889,907 2,383,914 2,391,624 3,527,933
Prepaid expenses 749 1,903 733 721 765
Total Assets
68,402,824 843,157,324 18,362,899 9,853,897 88,811,566
LIABILITIES:
Cash overdraft — 21,200 — — —
Payable to Advisor 32,958 506,144 4,249 — 40,722
Management Services fees payable 5,650 67,485 1,510 — 6,516
Custodian fees payable 2,788 16,419 961 521 4,169
Administration fees payable 16,594 37,496 7,300 7,301 17,340
Trustee fees payable 412 4,745 108 44 415
Compliance services fees payable 140 1,432 28 14 122
Listing, Data and related fees payable 14,021 167,735 11,171 1,790 13,822
Professional fees payable 36,317 22,541 27,128 35,762 18,751
Unrealized depreciation on non-
exchange traded swap agreements — — 173,751 — 2,659,126
Other liabilities 5,564 15,272 2,381 1,389 2,959
Total Liabilities
114,444 860,469 228,587 46,821 2,763,942
Commitments and contingencies
(Note 4)
NET ASSETS
$ 68,288,380 $ 842,296,855 $ 18,134,312 $ 9,807,076 $ 86,047,624
NET ASSETS CONSIST OF:
Paid in Capital $ 97,304,354 $ 481,265,142 $ 34,693,941 $ 7,563,494 $ 101,803,683
Distributable earnings (loss) (29,015,974) 361,031,713 (16,559,629) 2,243,582 (15,756,059)
NET ASSETS
$ 68,288,380 $ 842,296,855 $ 18,134,312 $ 9,807,076 $ 86,047,624
Shares (unlimited number of shares
authorized, no par value) 1,852,944 8,782,750 655,000 115,000 1,600,000
Net Asset Value $ 36.85 $ 95.90 $ 27.69 $ 85.28 $ 53.78

STATEMENTS OF ASSETS AND LIABILITIES :: NOVEMBER 30, 2025 (UNAUDITED) :: 221
PROSHARES TRUST
See accompanying notes to the financial statements.
Ultra High Yield Ultra Industrials Ultra Materials Ultra MidCap400
Ultra MSCI Brazil
Capped
ASSETS:
Securities and Repurchase
Agreements, at cost
$ 9,364,227 $ 20,293,727 $ 30,705,355 $ 111,510,956 $ 1,756,713
Securities, at value
(a)
— 21,010,611 26,513,324 110,370,478 —
Repurchase Agreements, at value
9,364,227 1,859,557 3,963,769 7,747,482 1,756,713
Cash 240,913 1,261,931 1,861,506 3,121,611 52,062
Segregated cash balances with
brokers for futures contracts — — — 1,747,706 —
Segregated cash balances with
custodian for swap agreements 1,826,892 2,216,493 3,883,415 17,218,657 914,000
Dividends and interest receivable 6,976 31,080 68,517 142,395 2,693
Receivable for security lending income — — — 282 —
Due from counterparty — — 97,538 — —
Receivable for capital shares issued — 2,731,654 476,407 — —
Receivable from Advisor 143 — — — 3,276
Reclaims receivable — — 2,059 — —
Receivable for variation margin on
futures contracts — — — 5,448 —
Unrealized appreciation on non-
exchange traded swap agreements 501,354 1,944,349 186,037 2,260,236 441,764
Prepaid expenses 707 714 711 2,220 1,307
Total Assets
11,941,212 31,056,389 37,053,283 142,616,515 3,171,815
LIABILITIES:
Payable for investments purchased — 2,780,006 499,710 249,638 —
Payable for cash collateral received
from securities loaned — — — 407,498 —
Payable to Advisor — 6,866 11,223 79,830 —
Management Services fees payable — 2,089 2,677 10,999 —
Custodian fees payable 343 2,996 1,974 6,027 152
Administration fees payable 7,617 13,421 13,423 20,982 7,299
Trustee fees payable 34 136 196 804 14
Compliance services fees payable 16 44 66 256 5
Listing, Data and related fees payable 6,041 4,776 6,658 — —
Professional fees payable 32,622 18,848 32,807 21,008 31,711
Unrealized depreciation on non-
exchange traded swap agreements 76,176 — 1,109,941 6,466,866 —
Other liabilities 1,191 1,594 2,569 5,078 1,266
Total Liabilities
124,040 2,830,776 1,681,244 7,268,986 40,447
Commitments and contingencies
(Note 4)
NET ASSETS
$ 11,817,172 $ 28,225,613 $ 35,372,039 $ 135,347,529 $ 3,131,368
NET ASSETS CONSIST OF:
Paid in Capital $ 15,178,994 $ 26,101,437 $ 48,784,796 $ 250,354,510 $ 17,106,642
Distributable earnings (loss) (3,361,822) 2,124,176 (13,412,757) (115,006,981) (13,975,274)
NET ASSETS
$ 11,817,172 $ 28,225,613 $ 35,372,039 $ 135,347,529 $ 3,131,368
Shares (unlimited number of shares
authorized, no par value) 150,000 620,000 1,485,000 1,925,000 111,557
Net Asset Value $ 78.78 $ 45.53 $ 23.82 $ 70.31 $ 28.07
(a) Includes securities on loan valued at: $ — $ — $ — $ 870,101 $ —

222 :: NOVEMBER 30, 2025 (UNAUDITED) :: STATEMENTS OF ASSETS AND LIABILITIES
PROSHARES TRUST
See accompanying notes to the financial statements.
Ultra MSCI EAFE
Ultra MSCI
Emerging Markets Ultra MSCI Japan
Ultra Nasdaq
Biotechnology
Ultra Nasdaq Cloud
Computing
ASSETS:
Securities and Repurchase
Agreements, at cost
$ 12,669,367 $ 18,139,980 $ 4,221,937 $ 66,870,677 $ 1,529,801
Securities, at value
(a)
— — 3,839,212 60,121,391 1,115,086
Repurchase Agreements, at value
12,669,367 18,139,980 1,712,111 6,555,274 405,801
Cash 517,601 949,965 520,795 2,218,256 124,815
Segregated cash balances with
custodian for swap agreements 4,828,958 7,252,555 1,313,632 7,246,804 563,434
Dividends and interest receivable 15,994 25,243 4,544 67,182 1,987
Receivable for security lending income — — — 982 —
Receivable from Advisor — — 4,931 — 7,366
Reclaims receivable — — — 13,218 —
Unrealized appreciation on non-
exchange traded swap agreements 4,349,507 3,667,836 385,481 14,181,362 156,307
Prepaid expenses 4,353 6,399 2,507 531 531
Total Assets
22,385,780 30,041,978 7,783,213 90,405,000 2,375,327
LIABILITIES:
Payable for cash collateral received
from securities loaned — — — 789,409 —
Payable to Advisor 7,679 15,854 — 32,473 —
Management Services fees payable 1,805 2,792 — 6,291 —
Custodian fees payable 357 555 301 9,273 1,200
Administration fees payable 7,301 7,314 13,425 16,982 13,423
Trustee fees payable 94 123 39 342 15
Compliance services fees payable 34 48 14 111 4
Listing, Data and related fees payable — — — 25,226 492
Professional fees payable 26,542 28,406 24,100 19,444 19,099
Unrealized depreciation on non-
exchange traded swap agreements 14,570 308,427 24,914 1,761,055 335,451
Other liabilities 1,324 2,326 1,126 5,783 1,169
Total Liabilities
59,706 365,845 63,919 2,666,389 370,853
Commitments and contingencies
(Note 4)
NET ASSETS
$ 22,326,074 $ 29,676,133 $ 7,719,294 $ 87,738,611 $ 2,004,474
NET ASSETS CONSIST OF:
Paid in Capital $ 23,403,648 $ 47,677,391 $ 7,553,310 $ 234,211,046 $ 2,810,754
Distributable earnings (loss) (1,077,574) (18,001,258) 165,984 (146,472,435) (806,280)
NET ASSETS
$ 22,326,074 $ 29,676,133 $ 7,719,294 $ 87,738,611 $ 2,004,474
Shares (unlimited number of shares
authorized, no par value) 365,000 380,000 150,000 1,050,000 55,001
Net Asset Value $ 61.17 $ 78.10 $ 51.46 $ 83.56 $ 36.44
(a) Includes securities on loan valued at: $ — $ — $ — $ 841,811 $ —

STATEMENTS OF ASSETS AND LIABILITIES :: NOVEMBER 30, 2025 (UNAUDITED) :: 223
PROSHARES TRUST
See accompanying notes to the financial statements.
Ultra Nasdaq
Cybersecurity Ultra QQQ
®
Ultra QQQ Mega Ultra QQQ Top 30 Ultra Real Estate
ASSETS:
Securities and Repurchase
Agreements, at cost
$ 2,807,498 $ 8,691,859,442 $ 22,488,890 $ 1,131,973 $ 51,623,264
Securities, at value — 9,520,712,034 15,430,670 1,230,594 42,224,233
Repurchase Agreements, at value
2,807,498 162,997,559 8,139,919 — 6,313,731
Cash 536,917 283,467 1,839,961 6,509,794 3,443,807
Segregated cash balances with
brokers for futures contracts — 71,339,916 — — —
Segregated cash balances with
custodian for swap agreements 868,159 — 7,563,423 2,929,000 7,627,785
Dividends and interest receivable 3,990 4,203,582 22,513 6,875 62,203
Receivable for security lending income — 1,241 — — —
Receivable for capital shares issued — 43,099,986 1,853,959 — —
Receivable from Advisor 3,587 — — — —
Unrealized appreciation on non-
exchange traded swap agreements 351,881 1,031,481,826 3,330,126 693,233 328,380
Prepaid expenses 538 8,821 — — 767
Total Assets
4,572,570 10,834,128,432 38,180,571 11,369,496 60,000,906
LIABILITIES:
Payable for investments purchased — 88,703,992 438,843 — —
Payable to Advisor — 6,208,972 15,432 605 25,323
Management Services fees payable — 852,460 2,876 908 4,484
Custodian fees payable 45 103,167 527 793 2,595
Administration fees payable 7,296 117,343 15,722 6,792 15,650
Trustee fees payable 26 47,551 124 28 349
Compliance services fees payable 8 15,364 22 3 110
Listing, Data and related fees payable 950 4,099,478 8 646 11,834
Professional fees payable 22,684 46,092 9,166 6,899 18,703
Payable for variation margin on futures
contracts — 1,236,791 — — —
Unrealized depreciation on non-
exchange traded swap agreements 25,267 58,666,722 — 4,583 3,356,592
Other liabilities 1,074 102,127 1,327 1,100 3,558
Total Liabilities
57,350 160,200,059 484,047 22,357 3,439,198
Commitments and contingencies
(Note 4)
NET ASSETS
$ 4,515,220 $ 10,673,928,373 $ 37,696,524 $ 11,347,139 $ 56,561,708
NET ASSETS CONSIST OF:
Paid in Capital $ 3,902,390 $ 7,926,254,664 $ 30,736,825 $ 10,571,288 $ 93,672,931
Distributable earnings (loss) 612,830 2,747,673,709 6,959,699 775,851 (37,111,223)
NET ASSETS
$ 4,515,220 $ 10,673,928,373 $ 37,696,524 $ 11,347,139 $ 56,561,708
Shares (unlimited number of shares
authorized, no par value) 80,001 148,600,000 610,001 260,001 908,744
Net Asset Value $ 56.44 $ 71.83 $ 61.80 $ 43.64 $ 62.24

224 :: NOVEMBER 30, 2025 (UNAUDITED) :: STATEMENTS OF ASSETS AND LIABILITIES
PROSHARES TRUST
See accompanying notes to the financial statements.
Ultra Russell2000 Ultra S&P500
®
Ultra S&P 500
Equal Weight
Ultra
Semiconductors Ultra SmallCap600
ASSETS:
Securities and Repurchase
Agreements, at cost
$ 176,304,029 $ 6,622,993,362 $ 37,137,548 $ 1,413,136,795 $ 21,075,311
Securities, at value
(a)
204,230,049 6,684,832,732 37,649,045 1,098,192,907 16,714,443
Repurchase Agreements, at value
24,683,825 121,297,429 — 412,161,379 4,846,873
Cash 277,278 925,805 1,902,539 — 1,310,258
Due from Custodian — 5,450,450 — — —
Segregated cash balances with
brokers for futures contracts 1,601,524 100,520,088 — — —
Segregated cash balances with
custodian for swap agreements 6,810,400 10,052 8,987,434 7,226,855 1,394,086
Dividends and interest receivable 134,144 4,959,546 78,718 239,958 21,816
Receivable for security lending income 4,296 2,320 — — 59
Receivable for investments sold 139,418 — 69,795 — —
Receivable for capital shares issued — 26,223,794 — — —
Unrealized appreciation on non-
exchange traded swap agreements 14,300,666 386,758,270 558,516 40,652,760 271,939
Other receivables — — — 138,085,473 —
Prepaid expenses 1,171 7,654 — 1,153 3,589
Total Assets
252,182,771 7,330,988,140 49,246,047 1,696,560,485 24,563,063
LIABILITIES:
Due to custodian — — 69,795 — —
Payable for investments purchased — 26,112,896 — — —
Payable for cash collateral received
from securities loaned 3,288,164 174,916 — — 50,405
Payable to Advisor 136,029 4,227,591 24,651 1,073,532 8,968
Management Services fees payable 19,326 592,020 4,267 138,206 2,051
Custodian fees payable 47,436 260,545 737 12,041 8,447
Administration fees payable 25,357 93,142 19,003 45,623 13,421
Trustee fees payable 1,796 36,251 122 7,215 182
Compliance services fees payable 556 11,558 13 2,502 57
Listing, Data and related fees payable 184,034 — 1,734 335,734 —
Professional fees payable 20,282 38,890 6,116 23,421 19,206
Payable for variation margin on futures
contracts 158,848 2,957,639 — — —
Unrealized depreciation on non-
exchange traded swap agreements 5,374,921 18,145,297 — 32,470,470 1,369,909
Other liabilities 21,956 97,344 1,113 28,761 2,119
Total Liabilities
9,278,705 52,748,089 127,551 34,137,505 1,474,765
Commitments and contingencies
(Note 4)
NET ASSETS
$ 242,904,066 $ 7,278,240,051 $ 49,118,496 $ 1,662,422,980 $ 23,088,298
NET ASSETS CONSIST OF:
Paid in Capital $ 344,853,558 $ 6,027,319,154 $ 48,215,814 $ 1,006,905,733 $ 30,315,199
Distributable earnings (loss) (101,949,492) 1,250,920,897 902,682 655,517,247 (7,226,901)
NET ASSETS
$ 242,904,066 $ 7,278,240,051 $ 49,118,496 $ 1,662,422,980 $ 23,088,298
Shares (unlimited number of shares
authorized, no par value) 5,050,000 124,900,000 1,200,001 31,580,000 885,000
Net Asset Value $ 48.10 $ 58.27 $ 40.93 $ 52.64 $ 26.09
(a) Includes securities on loan valued at: $ 3,906,615 $ 402,095 $ — $ — $ 167,546

STATEMENTS OF ASSETS AND LIABILITIES :: NOVEMBER 30, 2025 (UNAUDITED) :: 225
PROSHARES TRUST
See accompanying notes to the financial statements.
Ultra Technology Ultra Utilities UltraPro Dow30
SM
UltraPro
MidCap400 UltraPro QQQ
®
ASSETS:
Securities and Repurchase
Agreements, at cost
$ 591,640,390 $ 10,997,585 $ 735,685,623 $ 20,106,822 $ 27,383,735,613
Securities, at value
(a)
675,340,338 12,120,055 696,458,435 19,503,232 26,175,362,693
Repurchase Agreements, at value
48,024,752 565,203 27,918,263 1,875,399 1,468,324,297
Cash — 792,296 4 1,046,854 281,867
Segregated cash balances with
brokers for futures contracts — — 3,620,220 367,938 389,995,225
Segregated cash balances with
custodian for swap agreements 15,172,000 1,259,990 — 4,882,407 212,015
Dividends and interest receivable 344,872 54,925 764,484 30,186 8,907,464
Receivable for security lending income 14 — 369 47 4,480
Receivable for investments sold — — 2,790,133 — 156,962,173
Due from counterparty — 4,427 — — —
Receivable for capital shares issued — — — — 43,687,981
Receivable for variation margin on
futures contracts — — 22,324 11,113 —
Unrealized appreciation on non-
exchange traded swap agreements 120,702,076 3,259,500 21,046,673 2,243,801 3,497,920,832
Prepaid expenses 973 724 1,366 1,183 15,941
Total Assets
859,585,025 18,057,120 752,622,271 29,962,160 31,741,674,968
LIABILITIES:
Payable for investments purchased — — — — 767,577,990
Payable for capital shares redeemed — — 2,856,923 — 163,829,929
Payable for cash collateral received
from securities loaned — — — 24,794 —
Payable to Advisor 531,128 1,877 430,313 4,451 14,161,628
Management Services fees payable 70,817 1,406 57,585 2,172 2,388,032
Custodian fees payable 12,665 1,285 15,438 22,785 323,051
Administration fees payable 38,119 13,423 35,325 13,420 272,242
Trustee fees payable 4,237 93 4,000 172 142,077
Compliance services fees payable 1,381 30 1,205 52 47,122
Listing, Data and related fees payable 147,370 3,242 176,581 — 11,850,094
Professional fees payable 21,250 18,529 21,026 19,199 101,106
Payable for variation margin on futures
contracts — — — — 6,316,978
Unrealized depreciation on non-
exchange traded swap agreements 8,998,079 — 3,383,164 1,938,241 —
Other liabilities 13,419 2,532 19,099 1,912 365,683
Total Liabilities
9,838,465 42,417 7,000,659 2,027,198 967,375,932
Commitments and contingencies
(Note 4)
NET ASSETS
$ 849,746,560 $ 18,014,703 $ 745,621,612 $ 27,934,962 $ 30,774,299,036
NET ASSETS CONSIST OF:
Paid in Capital $ 544,805,363 $ 16,010,627 $ 654,897,940 $ 28,261,585 $ 20,918,272,081
Distributable earnings (loss) 304,941,197 2,004,076 90,723,672 (326,623) 9,856,026,955
NET ASSETS
$ 849,746,560 $ 18,014,703 $ 745,621,612 $ 27,934,962 $ 30,774,299,036
Shares (unlimited number of shares
authorized, no par value) 9,065,000 740,000 13,050,000 1,080,000 563,550,000
Net Asset Value $ 93.74 $ 24.34 $ 57.14 $ 25.87 $ 54.61
(a) Includes securities on loan valued at: $ — $ — $ — $ 68,417 $ —

226 :: NOVEMBER 30, 2025 (UNAUDITED) :: STATEMENTS OF ASSETS AND LIABILITIES
PROSHARES TRUST
See accompanying notes to the financial statements.
UltraPro
Russell2000 UltraPro S&P500
®
UltraPro Short 20+
Year Treasury
UltraPro Short
Dow30
SM
UltraPro Short
MidCap400
ASSETS:
Securities and Repurchase
Agreements, at cost
$ 258,983,825 $ 4,819,380,016 $ 18,240,432 $ 233,980,610 $ 2,113,396
Securities, at value
(a)
279,329,681 4,666,442,523 — 89,662,439 —
Repurchase Agreements, at value
20,073,578 61,377,157 18,240,432 144,317,738 2,113,396
Cash 13,529,870 499,831 825,584 — —
Segregated cash balances with
brokers for futures contracts 4,239,328 66,670,116 20,350 1,996,618 45,818
Segregated cash balances with
custodian for swap agreements 25,637,391 16 1,728,217 — 1,026,000
Dividends and interest receivable 221,603 1,957,097 11,395 54,197 2,928
Receivable for security lending income 4,937 1,378 — — —
Receivable for investments sold 176,920 — — — —
Receivable for capital shares issued — 5,857,830 — 1,651,289 —
Receivable from Advisor — — — — 4,758
Receivable for variation margin on
futures contracts — — 1,866 — —
Unrealized appreciation on non-
exchange traded swap agreements 73,081,021 345,366,146 — — 2,850
Prepaid expenses 697 5,690 697 789 1,476
Total Assets
416,295,026 5,148,177,784 20,828,541 237,683,070 3,197,226
LIABILITIES:
Payable for investments purchased — 5,796,840 — — —
Payable for cash collateral received
from securities loaned 4,855,842 106,031 — — —
Payable to Advisor 208,510 2,881,453 6,747 120,863 —
Management Services fees payable 30,400 388,150 1,628 16,889 —
Custodian fees payable 3,064 220,375 1,215 5,680 870
Administration fees payable 28,940 71,182 7,618 15,630 7,300
Trustee fees payable 2,151 23,819 144 1,364 16
Compliance services fees payable 686 7,569 48 426 5
Listing, Data and related fees payable 213,394 — 716 55,972 —
Professional fees payable 20,187 33,724 18,585 19,440 18,487
Payable for variation margin on futures
contracts 482,758 9,250,386 — 46,338 1,390
Unrealized depreciation on non-
exchange traded swap agreements 22,052,822 21,545,403 720,324 49,200,285 794,042
Other liabilities 12,073 73,094 2,075 17,775 1,245
Total Liabilities
27,910,827 40,398,026 759,100 49,500,662 823,355
Commitments and contingencies
(Note 4)
NET ASSETS
$ 388,384,199 $ 5,107,779,758 $ 20,069,441 $ 188,182,408 $ 2,373,871
NET ASSETS CONSIST OF:
Paid in Capital $ 419,879,672 $ 3,680,437,992 $ 13,774,003 $ 2,072,578,166 $ 64,016,285
Distributable earnings (loss) (31,495,473) 1,427,341,766 6,295,438 (1,884,395,758) (61,642,414)
NET ASSETS
$ 388,384,199 $ 5,107,779,758 $ 20,069,441 $ 188,182,408 $ 2,373,871
Shares (unlimited number of shares
authorized, no par value) 7,050,000 43,600,000 303,605 5,697,441 189,295
Net Asset Value $ 55.09 $ 117.15 $ 66.10 $ 33.03 $ 12.54
(a) Includes securities on loan valued at: $ 5,566,060 $ 163,628 $ — $ — $ —

STATEMENTS OF ASSETS AND LIABILITIES :: NOVEMBER 30, 2025 (UNAUDITED) :: 227
PROSHARES TRUST
See accompanying notes to the financial statements.
UltraPro Short
QQQ
®
UltraPro Short
Russell2000
UltraPro Short
S&P500
®
UltraShort 7-10
Year Treasury
UltraShort 20+ Year
Treasury
ASSETS:
Securities and Repurchase
Agreements, at cost
$ 3,805,941,070 $ 107,178,319 $ 818,458,559 $ 11,989,454 $ 211,726,967
Securities, at value 3,291,290,492 59,872,326 548,054,992 — 49,994,554
Repurchase Agreements, at value
514,702,084 47,305,442 270,416,679 11,989,454 161,732,461
Segregated cash balances with
brokers for futures contracts 34,278,254 700,579 9,310,443 8,250 297,110
Segregated cash balances with
custodian for swap agreements — 14,487,207 498,956 560,000 30,856,829
Dividends and interest receivable 164,987 18,702 87,776 5,619 114,340
Receivable for capital shares issued 3,419,551 — — — —
Receivable for variation margin on
futures contracts 10,152,087 329,477 1,626,607 940 27,367
Unrealized appreciation on non-
exchange traded swap agreements 29,239,910 329,198 — — 1,230,093
Prepaid expenses 2,612 709 2,555 697 801
Total Assets
3,883,249,977 123,043,640 829,998,008 12,564,960 244,253,555
LIABILITIES:
Cash overdraft 2 — — — —
Payable for capital shares redeemed 37,615,059 — 2,517,609 — —
Payable to Advisor 1,655,769 43,984 316,782 1,550 158,081
Management Services fees payable 228,311 7,163 42,237 994 21,077
Custodian fees payable 33,221 3,319 11,237 842 5,132
Administration fees payable 48,550 10,835 23,929 7,622 17,697
Trustee fees payable 16,326 490 3,162 77 1,643
Compliance services fees payable 5,328 151 935 24 512
Listing, Data and related fees payable 1,336,588 53,405 — 401 8,959
Professional fees payable 28,205 18,831 20,479 18,531 19,411
Unrealized depreciation on non-
exchange traded swap agreements 1,424,257,993 47,079,668 351,946,271 556,629 11,480,342
Other liabilities 200,378 5,723 26,129 1,678 14,825
Total Liabilities
1,465,425,730 47,223,569 354,908,770 588,348 11,727,679
Commitments and contingencies
(Note 4)
NET ASSETS
$ 2,417,824,247 $ 75,820,071 $ 475,089,238 $ 11,976,612 $ 232,525,876
NET ASSETS CONSIST OF:
Paid in Capital $ 15,614,566,588 $ 786,447,273 $ 5,864,783,970 $ 129,654,208 $ 4,912,841,905
Distributable earnings (loss) (13,196,742,341) (710,627,202) (5,389,694,732) (117,677,596) (4,680,316,029)
NET ASSETS
$ 2,417,824,247 $ 75,820,071 $ 475,089,238 $ 11,976,612 $ 232,525,876
Shares (unlimited number of shares
authorized, no par value) 35,353,537 1,789,412 9,434,722 550,000 7,016,929
Net Asset Value $ 68.39 $ 42.37 $ 50.36 $ 21.78 $ 33.14

228 :: NOVEMBER 30, 2025 (UNAUDITED) :: STATEMENTS OF ASSETS AND LIABILITIES
PROSHARES TRUST
See accompanying notes to the financial statements.
UltraShort
Consumer
Discretionary
UltraShort
Consumer Staples UltraShort Dow30
SM
UltraShort Energy
UltraShort
Financials
ASSETS:
Securities and Repurchase
Agreements, at cost
$ 2,896,586 $ 616,649 $ 40,978,715 $ 9,019,559 $ 9,305,046
Securities, at value — — 24,932,511 — —
Repurchase Agreements, at value
2,896,586 616,649 16,046,162 9,019,559 9,305,046
Cash 108,709 19,167 2,361,087 428,438 711,555
Segregated cash balances with
brokers for futures contracts — — 315,255 — —
Segregated cash balances with
custodian for swap agreements 520,735 132,000 11,075,686 3,080,512 5,996,627
Dividends and interest receivable 2,421 544 39,102 9,897 18,012
Receivable from Advisor 3,898 5,655 — — —
Receivable for variation margin on
futures contracts — — 69,058 — —
Unrealized appreciation on non-
exchange traded swap agreements 37,031 24,665 153,949 1,492,979 —
Prepaid expenses 1,003 699 724 709 699
Total Assets
3,570,383 799,379 54,993,534 14,032,094 16,031,939
LIABILITIES:
Payable to Advisor — — 25,987 1,407 1,052
Management Services fees payable — — 4,323 993 962
Custodian fees payable 191 66 1,948 755 464
Administration fees payable 7,300 7,299 8,983 7,299 7,300
Trustee fees payable 15 5 319 92 62
Compliance services fees payable 3 1 96 24 19
Listing, Data and related fees payable 634 148 14,057 2,982 2,265
Professional fees payable 18,482 18,479 18,691 18,529 18,521
Unrealized depreciation on non-
exchange traded swap agreements 315,410 16,221 7,568,610 2,146,617 5,287,500
Other liabilities 1,136 1,003 6,224 2,476 3,805
Total Liabilities
343,171 43,222 7,649,238 2,181,174 5,321,950
Commitments and contingencies
(Note 4)
NET ASSETS
$ 3,227,212 $ 756,157 $ 47,344,296 $ 11,850,920 $ 10,709,989
NET ASSETS CONSIST OF:
Paid in Capital $ 24,371,765 $ 10,379,013 $ 825,130,500 $ 138,477,965 $ 530,114,785
Distributable earnings (loss) (21,144,553) (9,622,856) (777,786,204) (126,627,045) (519,404,796)
NET ASSETS
$ 3,227,212 $ 756,157 $ 47,344,296 $ 11,850,920 $ 10,709,989
Shares (unlimited number of shares
authorized, no par value) 218,331 60,568 2,259,786 363,265 393,042
Net Asset Value $ 14.78 $ 12.48 $ 20.95 $ 32.62 $ 27.25

STATEMENTS OF ASSETS AND LIABILITIES :: NOVEMBER 30, 2025 (UNAUDITED) :: 229
PROSHARES TRUST
See accompanying notes to the financial statements.
UltraShort FTSE
China 50
UltraShort FTSE
Europe
UltraShort Health
Care
UltraShort
Industrials UltraShort Materials
ASSETS:
Securities and Repurchase
Agreements, at cost
$ 4,564,410 $ 11,597,366 $ 931,716 $ 1,423,102 $ 710,664
Securities, at value — — — — —
Repurchase Agreements, at value
4,564,410 11,597,366 931,716 1,423,102 710,664
Cash 1,287,589 124,003 20,284 49,181 45,108
Segregated cash balances with
custodian for swap agreements 1,930,200 5,270,555 168,000 163,821 165,178
Dividends and interest receivable 8,474 21,069 746 890 692
Due from counterparty — — 558 — —
Receivable from Advisor 2,503 — 5,508 5,480 5,685
Unrealized appreciation on non-
exchange traded swap agreements 393,505 183,078 107,837 6,571 —
Prepaid expenses 697 716 700 995 698
Total Assets
8,187,378 17,196,787 1,235,349 1,650,040 928,025
LIABILITIES:
Payable to Advisor — 2,682 — — —
Management Services fees payable — 1,201 — — —
Custodian fees payable 1,011 1,035 104 243 158
Administration fees payable 7,301 7,299 7,299 7,300 7,301
Trustee fees payable 40 95 8 6 5
Compliance services fees payable 14 30 3 2 1
Listing, Data and related fees payable 4,153 3,387 321 258 173
Professional fees payable 27,271 26,021 18,481 18,481 18,479
Unrealized depreciation on non-
exchange traded swap agreements 1,679,378 3,383,202 229,043 360,621 143,477
Other liabilities 2,488 2,608 1,287 955 1,263
Total Liabilities
1,721,656 3,427,560 256,546 387,866 170,857
Commitments and contingencies
(Note 4)
NET ASSETS
$ 6,465,722 $ 13,769,227 $ 978,803 $ 1,262,174 $ 757,168
NET ASSETS CONSIST OF:
Paid in Capital $ 267,923,811 $ 304,027,219 $ 13,305,066 $ 24,430,597 $ 87,237,491
Distributable earnings (loss) (261,458,089) (290,257,992) (12,326,263) (23,168,423) (86,480,323)
NET ASSETS
$ 6,465,722 $ 13,769,227 $ 978,803 $ 1,262,174 $ 757,168
Shares (unlimited number of shares
authorized, no par value) 365,974 582,365 110,430 107,551 55,024
Net Asset Value $ 17.67 $ 23.64 $ 8.86 $ 11.74 $ 13.76

230 :: NOVEMBER 30, 2025 (UNAUDITED) :: STATEMENTS OF ASSETS AND LIABILITIES
PROSHARES TRUST
See accompanying notes to the financial statements.
UltraShort
MidCap400
UltraShort MSCI
Brazil Capped
UltraShort MSCI
EAFE
UltraShort MSCI
Emerging Markets
UltraShort MSCI
Japan
ASSETS:
Securities and Repurchase
Agreements, at cost
$ 1,207,587 $ 3,569,833 $ 741,271 $ 2,134,343 $ 4,459,205
Securities, at value — — — — —
Repurchase Agreements, at value
1,207,587 3,569,833 741,271 2,134,343 4,459,205
Cash — 593,505 57,105 11,165 828,094
Segregated cash balances with
custodian for swap agreements 131,000 3,240,882 764,378 1,023,434 1,919,184
Dividends and interest receivable 674 10,714 1,988 5,108 7,610
Receivable from Advisor 5,732 3,185 5,554 4,237 2,792
Unrealized appreciation on non-
exchange traded swap agreements — — 5,958 61,255 —
Prepaid expenses 2,158 3,166 959 1,700 1,919
Total Assets
1,347,151 7,421,285 1,577,213 3,241,242 7,218,804
LIABILITIES:
Payable for capital shares redeemed — 379,495 — — —
Custodian fees payable 71 797 229 322 156
Administration fees payable 7,299 7,298 7,299 7,300 7,300
Trustee fees payable 6 40 7 23 31
Compliance services fees payable 2 14 1 7 11
Professional fees payable 18,481 27,696 24,776 24,423 24,656
Unrealized depreciation on non-
exchange traded swap agreements 409,888 3,144,104 405,280 547,535 1,484,778
Other liabilities 1,086 1,559 1,060 1,795 1,356
Total Liabilities
436,833 3,561,003 438,652 581,405 1,518,288
Commitments and contingencies
(Note 4)
NET ASSETS
$ 910,318 $ 3,860,282 $ 1,138,561 $ 2,659,837 $ 5,700,516
NET ASSETS CONSIST OF:
Paid in Capital $ 57,173,773 $ 104,775,430 $ 26,185,857 $ 172,533,801 $ 37,676,818
Distributable earnings (loss) (56,263,455) (100,915,148) (25,047,296) (169,873,964) (31,976,302)
NET ASSETS
$ 910,318 $ 3,860,282 $ 1,138,561 $ 2,659,837 $ 5,700,516
Shares (unlimited number of shares
authorized, no par value) 113,510 254,273 118,703 134,386 219,927
Net Asset Value $ 8.02 $ 15.18 $ 9.59 $ 19.79 $ 25.92

STATEMENTS OF ASSETS AND LIABILITIES :: NOVEMBER 30, 2025 (UNAUDITED) :: 231
PROSHARES TRUST
See accompanying notes to the financial statements.
UltraShort Nasdaq
Biotechnology UltraShort QQQ
®
UltraShort QQQ
Mega
UltraShort Real
Estate
UltraShort
Russell2000
ASSETS:
Securities and Repurchase
Agreements, at cost
$ 2,662,948 $ 399,051,499 $ 944,201 $ 17,948,773 $ 36,293,264
Securities, at value — 339,106,771 — — 24,905,325
Repurchase Agreements, at value
2,662,948 59,951,556 944,201 17,948,773 11,389,160
Cash 20,893 11,464,000 479,996 133,153 1,186,650
Segregated cash balances with
brokers for futures contracts — 2,696,840 — — 536,614
Segregated cash balances with
custodian for swap agreements 584,900 19,407,123 260,000 5,364,416 7,647,171
Dividends and interest receivable 2,331 49,297 3,085 17,646 34,778
Receivable for capital shares issued — 2,020,338 — — —
Receivable from Advisor 4,548 — 1,551 — —
Receivable for variation margin on
futures contracts — 297,992 — — 135,412
Unrealized appreciation on non-
exchange traded swap agreements — — — 692,482 —
Prepaid expenses 537 965 — 697 759
Total Assets
3,276,157 434,994,882 1,688,833 24,157,167 45,835,869
LIABILITIES:
Payable to Advisor — 166,747 — 7,355 17,767
Management Services fees payable — 24,349 — 1,776 3,426
Custodian fees payable 230 6,494 60 899 2,252
Administration fees payable 7,299 18,420 3,494 7,299 7,835
Trustee fees payable 15 1,629 18 129 246
Compliance services fees payable 4 454 6 41 71
Listing, Data and related fees payable 1,070 127,837 8 4,395 26,172
Professional fees payable 18,485 19,347 9,143 18,577 19,251
Unrealized depreciation on non-
exchange traded swap agreements 841,688 147,754,758 447,429 2,887,551 7,423,146
Other liabilities 1,575 11,199 1,248 5,477 4,442
Total Liabilities
870,366 148,131,234 461,406 2,933,499 7,504,608
Commitments and contingencies
(Note 4)
NET ASSETS
$ 2,405,791 $ 286,863,648 $ 1,227,427 $ 21,223,668 $ 38,331,261
NET ASSETS CONSIST OF:
Paid in Capital $ 79,059,772 $ 2,408,653,506 $ 2,783,763 $ 273,113,337 $ 831,117,102
Distributable earnings (loss) (76,653,981) (2,121,789,858) (1,556,336) (251,889,669) (792,785,841)
NET ASSETS
$ 2,405,791 $ 286,863,648 $ 1,227,427 $ 21,223,668 $ 38,331,261
Shares (unlimited number of shares
authorized, no par value) 261,096 14,198,903 50,001 447,888 1,202,729
Net Asset Value $ 9.21 $ 20.20 $ 24.55 $ 47.39 $ 31.87

232 :: NOVEMBER 30, 2025 (UNAUDITED) :: STATEMENTS OF ASSETS AND LIABILITIES
PROSHARES TRUST
See accompanying notes to the financial statements.
UltraShort S&P500
®
UltraShort
Semiconductors
UltraShort
SmallCap600
UltraShort
Technology UltraShort Utilities
ASSETS:
Securities and Repurchase
Agreements, at cost
$ 576,248,106 $ 14,315,017 $ 1,604,176 $ 3,240,106 $ 3,712,400
Securities, at value 411,777,779 — — — —
Repurchase Agreements, at value
164,483,373 14,315,017 1,604,176 3,240,106 3,712,400
Cash — 94,419 328,758 556,682 146,573
Segregated cash balances with
brokers for futures contracts 5,955,328 — — — —
Segregated cash balances with
custodian for swap agreements — 6,926,899 843,089 3,442,183 1,442,692
Dividends and interest receivable 52,725 24,295 3,037 9,644 4,701
Receivable for capital shares issued — 319,330 — — —
Receivable from Advisor — — 5,132 3,725 2,897
Receivable for variation margin on
futures contracts 502,322 — — — —
Unrealized appreciation on non-
exchange traded swap agreements — 585,678 — 8,018 —
Prepaid expenses 2,414 710 3,579 708 703
Total Assets
582,773,941 22,266,348 2,787,771 7,261,066 5,309,966
LIABILITIES:
Payable for capital shares redeemed 14,719,276 — — — —
Payable to Advisor 258,888 4,879 — — —
Management Services fees payable 34,518 1,404 — — —
Custodian fees payable 9,108 758 275 482 211
Administration fees payable 21,693 7,300 7,300 7,299 7,301
Trustee fees payable 2,506 71 10 23 16
Compliance services fees payable 799 26 3 6 5
Listing, Data and related fees payable — 3,852 — 776 631
Professional fees payable 19,976 18,523 18,483 18,489 18,483
Unrealized depreciation on non-
exchange traded swap agreements 206,782,792 5,507,632 1,069,524 3,417,951 1,093,465
Other liabilities 23,072 1,799 1,086 1,284 993
Total Liabilities
221,872,628 5,546,244 1,096,681 3,446,310 1,121,105
Commitments and contingencies
(Note 4)
NET ASSETS
$ 360,901,313 $ 16,720,104 $ 1,691,090 $ 3,814,756 $ 4,188,861
NET ASSETS CONSIST OF:
Paid in Capital $ 6,212,046,726 $ 99,524,405 $ 34,392,716 $ 41,997,051 $ 17,405,522
Distributable earnings (loss) (5,851,145,413) (82,804,301) (32,701,626) (38,182,295) (13,216,661)
NET ASSETS
$ 360,901,313 $ 16,720,104 $ 1,691,090 $ 3,814,756 $ 4,188,861
Shares (unlimited number of shares
authorized, no par value) 5,211,250 523,534 133,946 336,514 366,846
Net Asset Value $ 69.25 $ 31.94 $ 12.63 $ 11.34 $ 11.42

STATEMENTS OF OPERATIONS :: FOR THE PERIOD ENDED NOVEMBER 30, 2025 (UNAUDITED) :: 233
PROSHARES TRUST
STATEMENTS OF OPERATIONS

234 :: FOR THE PERIOD ENDED NOVEMBER 30, 2025 (UNAUDITED) :: STATEMENTS OF OPERATIONS
PROSHARES TRUST
See accompanying notes to the financial statements
Short 7-10 Year
Treasury
Short 20+ Year
Treasury Short Dow30
SM
Short Financials
Short FTSE
China 50
Six Months
Ended November
30, 2025
Six Months
Ended November
30, 2025
Six Months
Ended November
30, 2025
Six Months
Ended November
30, 2025
Six Months
Ended November
30, 2025
INVESTMENT INCOME:
Interest $ 279,616 $ 1,540,700 $ 2,742,973 $ 220,176 $ 72,544
Total Investment Income
279,616 1,540,700 2,742,973 220,176 72,544
EXPENSES:
Advisory fees (Note 4) 51,750 281,608 477,889 33,083 11,439
Management Services fees (Note 4) 6,900 37,548 63,718 4,411 1,525
Professional fees 9,472 9,752 9,936 9,451 13,612
Administration fees (Note 5) 22,729 31,387 37,268 21,775 21,775
Custodian fees (Note 6) 1,507 3,644 5,344 655 413
Printing and Shareholder reports 1,193 3,423 6,817 2,346 841
Listing, Data and related fees (Note 7) 4,628 6,927 34,696 5,434 5,559
Trustees fees and expenses (Note 8) 121 681 1,087 77 27
Compliance services fees (Note 4) 37 214 323 23 8
Other fees 2,327 3,119 3,661 2,218 2,200
Total Gross Expenses before fees waived and/or
reimbursed
100,664 378,303 640,739 79,473 57,399
LESS:
Expenses waived and/or reimbursed by Advisor
(Note 4) (35,126) (21,701) (35,792) (37,578) (42,922)
Total Net Expenses
65,538 356,602 604,947 41,895 14,477
Net Investment Income (Loss)
214,078 1,184,098 2,138,026 178,281 58,067
NET REALIZED GAIN (LOSS) FROM:
Transactions in investment securities — — (318) — —
Expiration or closing of futures contracts (7,287) (100,776) (1,752,594) — —
Expiration or closing of non-exchange traded swap
agreements (237,158) 258,840 (5,255,596) — (823,427)
Net realized gain (loss)
(244,445) 158,064 (7,008,508) — (823,427)
CHANGE IN NET UNREALIZED APPRECIATION/
DEPRECIATION FROM:
Investment securities (220) (6,477) (8,957) (246) (70)
Futures contracts (188) (3,750) (417,718) — —
Non-exchange traded swap agreements (194,041) (4,092,713) (7,228,484) (412,337) 347,832
Change in net unrealized appreciation/depreciation
(194,449) (4,102,940) (7,655,159) (412,583) 347,762
Net realized and unrealized gain (loss)
(438,894) (3,944,876) (14,663,667) (412,583) (475,665)
Change in Net Assets Resulting from Operations
$ (224,816) $ (2,760,778) $ (12,525,641) $ (234,302) $ (417,598)

STATEMENTS OF OPERATIONS :: FOR THE PERIOD ENDED NOVEMBER 30, 2025 (UNAUDITED) :: 235
PROSHARES TRUST
See accompanying notes to the financial statements
Short High Yield
Short
MidCap400
Short MSCI
EAFE
Short MSCI
Emerging
Markets Short QQQ
®
Six Months
Ended November
30, 2025
Six Months
Ended November
30, 2025
Six Months
Ended November
30, 2025
Six Months
Ended November
30, 2025
Six Months
Ended November
30, 2025
INVESTMENT INCOME:
Interest $ 1,705,371 $ 100,614 $ 198,102 $ 231,148 $ 14,874,872
Total Investment Income
1,705,371 100,614 198,102 231,148 14,874,872
EXPENSES:
Advisory fees (Note 4) 295,053 16,501 31,353 37,858 2,039,846
Management Services fees (Note 4) 39,340 2,200 4,180 5,048 271,978
Professional fees 13,406 9,434 13,046 14,575 11,825
Administration fees (Note 5) 31,924 21,776 21,775 21,779 72,026
Custodian fees (Note 6) 3,794 1,404 744 726 20,308
Printing and Shareholder reports 6,835 690 1,496 1,445 10,076
Listing, Data and related fees (Note 7) 25,470 5,364 6,888 7,805 276,088
Trustees fees and expenses (Note 8) 645 39 85 92 4,565
Compliance services fees (Note 4) 242 13 22 30 1,419
Other fees 1,485 2,008 2,107 2,322 1,841
Total Gross Expenses before fees waived and/or
reimbursed
418,194 59,429 81,696 91,680 2,709,972
LESS:
Expenses waived and/or reimbursed by Advisor
(Note 4) (44,532) (38,540) (42,000) (43,776) (128,697)
Total Net Expenses
373,662 20,889 39,696 47,904 2,581,275
Net Investment Income (Loss)
1,331,709 79,725 158,406 183,244 12,293,597
NET REALIZED GAIN (LOSS) FROM:
Transactions in investment securities (169) — — 22 —
Expiration or closing of futures contracts — (40,536) — — (9,850,763)
Expiration or closing of non-exchange traded swap
agreements — — (162,139) (516,782) (145,901,567)
Net realized gain (loss)
(169) (40,536) (162,139) (516,760) (155,752,330)
CHANGE IN NET UNREALIZED APPRECIATION/
DEPRECIATION FROM:
Investment securities (10,649) — (47) (1,193) (64,644)
Futures contracts — 10,082 — — 947,265
Non-exchange traded swap agreements (2,433,832) (412,059) (543,495) (1,382,563) 57,313,691
Change in net unrealized appreciation/depreciation
(2,444,481) (401,977) (543,542) (1,383,756) 58,196,312
Net realized and unrealized gain (loss)
(2,444,650) (442,513) (705,681) (1,900,516) (97,556,018)
Change in Net Assets Resulting from Operations
$ (1,112,941) $ (362,788) $ (547,275) $ (1,717,272) $ (85,262,421)

236 :: FOR THE PERIOD ENDED NOVEMBER 30, 2025 (UNAUDITED) :: STATEMENTS OF OPERATIONS
PROSHARES TRUST
See accompanying notes to the financial statements
Short Real Estate
Short
Russell2000 Short S&P500
®
Short
SmallCap600
Ultra 7-10 Year
Treasury
Six Months
Ended November
30, 2025
Six Months
Ended November
30, 2025
Six Months
Ended November
30, 2025
Six Months
Ended November
30, 2025
Six Months
Ended November
30, 2025
INVESTMENT INCOME:
Interest $ 233,636 $ 3,391,632 $ 27,451,973 $ 104,334 $ 486,117
Securities lending income, net of rebates and/or fees
paid to borrowers on income (Note 2) — — — — 46
Total Investment Income
233,636 3,391,632 27,451,973 104,334 486,163
EXPENSES:
Advisory fees (Note 4) 41,951 549,233 4,219,417 17,900 87,126
Management Services fees (Note 4) 5,593 73,230 562,585 2,387 11,617
Professional fees 9,456 10,016 14,697 9,433 9,510
Administration fees (Note 5) 21,778 39,407 98,078 21,774 22,763
Custodian fees (Note 6) 774 7,695 39,700 300 1,873
Printing and Shareholder reports 2,440 6,596 12,554 694 1,081
Listing, Data and related fees (Note 7) 5,788 83,541 4,663 5,364 4,982
Trustees fees and expenses (Note 8) 95 1,247 9,659 40 177
Compliance services fees (Note 4) 29 404 3,193 12 59
Other fees 2,308 2,946 16,915 2,217 1,728
Total Gross Expenses before fees waived and/or
reimbursed
90,212 774,315 4,981,461 60,121 140,916
LESS:
Expenses waived and/or reimbursed by Advisor
(Note 4) (37,075) (79,413) — (37,465) (30,533)
Total Net Expenses
53,137 694,902 4,981,461 22,656 110,383
Net Investment Income (Loss)
180,499 2,696,730 22,470,512 81,678 375,780
NET REALIZED GAIN (LOSS) FROM:
Transactions in investment securities — 410 3,626 — —
Expiration or closing of futures contracts — (1,777,275) (22,567,886) — 12,710
Expiration or closing of non-exchange traded swap
agreements — (17,369,976) — (295,582) (44,631)
Net realized gain (loss)
— (19,146,841) (22,564,260) (295,582) (31,921)
CHANGE IN NET UNREALIZED APPRECIATION/
DEPRECIATION FROM:
Investment securities (466) (18,444) (149,796) — (1,289)
Futures contracts — (1,071,210) 4,356,987 — 764
Non-exchange traded swap agreements (10,003) (10,091,053) (138,929,047) (433,258) 960,298
Change in net unrealized appreciation/depreciation
(10,469) (11,180,707) (134,721,856) (433,258) 959,773
Net realized and unrealized gain (loss)
(10,469) (30,327,548) (157,286,116) (728,840) 927,852
Change in Net Assets Resulting from Operations
$ 170,030 $ (27,630,818) $ (134,815,604) $ (647,162) $ 1,303,632

STATEMENTS OF OPERATIONS :: FOR THE PERIOD ENDED NOVEMBER 30, 2025 (UNAUDITED) :: 237
PROSHARES TRUST
See accompanying notes to the financial statements
Ultra 20+ Year
Treasury
Ultra
Communication
Services
Ultra Consumer
Discretionary
Ultra Consumer
Staples Ultra Dow30
SM
Six Months
Ended November
30, 2025
Six Months
Ended November
30, 2025
Six Months
Ended November
30, 2025
Six Months
Ended November
30, 2025
Six Months
Ended November
30, 2025
INVESTMENT INCOME:
Dividends $ — $ 59,978 $ 46,486 $ 89,333 $ 2,639,865
Interest 2,510,836 58,356 125,708 49,186 1,610,365
Securities lending income, net of rebates and/or fees
paid to borrowers on income (Note 2) 746 23,232 64 2 966
Total Investment Income
2,511,582 141,566 172,258 138,521 4,251,196
EXPENSES:
Advisory fees (Note 4) 412,901 55,290 60,804 33,812 1,650,256
Management Services fees (Note 4) 55,053 7,372 8,107 4,508 220,033
Professional fees 9,940 9,467 9,485 9,451 12,300
Administration fees (Note 5) 36,247 40,047 40,048 40,049 90,605
Custodian fees (Note 6) 6,297 1,696 4,031 1,102 14,188
Printing and Shareholder reports 2,533 831 787 870 8,210
Listing, Data and related fees (Note 7) 8,240 6,322 6,542 5,463 109,729
Trustees fees and expenses (Note 8) 961 120 151 69 3,703
Compliance services fees (Note 4) 317 32 41 22 1,095
Other fees 1,323 1,964 2,177 2,018 7,110
Total Gross Expenses before fees waived and/or
reimbursed
533,812 123,141 132,173 97,364 2,117,229
LESS:
Expenses waived and/or reimbursed by Advisor
(Note 4) (10,601) (53,034) (55,085) (54,557) (24,434)
Total Net Expenses
523,211 70,107 77,088 42,807 2,092,795
Net Investment Income (Loss)
1,988,371 71,459 95,170 95,714 2,158,401
NET REALIZED GAIN (LOSS) FROM:
Transactions in investment securities 771 277,310 (38,655) (38,571) (17,885)
Expiration or closing of futures contracts 174,669 — — — 6,905,214
Expiration or closing of non-exchange traded swap
agreements (856,299) (392,989) — — 52,193,018
In-kind redemptions of investments — 1,445,113 1,464,111 125,918 24,658,432
Net realized gain (loss)
(680,859) 1,329,434 1,425,456 87,347 83,738,779
CHANGE IN NET UNREALIZED APPRECIATION/
DEPRECIATION FROM:
Investment securities (18,448) (549,633) (240,337) (291,451) 14,491,154
Futures contracts 3,879 — — — (1,637,836)
Non-exchange traded swap agreements 8,731,336 1,912,577 1,480,259 (634,905) (1,720,841)
Change in net unrealized appreciation/depreciation
8,716,767 1,362,944 1,239,922 (926,356) 11,132,477
Net realized and unrealized gain (loss)
8,035,908 2,692,378 2,665,378 (839,009) 94,871,256
Change in Net Assets Resulting from Operations
$ 10,024,279 $ 2,763,837 $ 2,760,548 $ (743,295) $ 97,029,657

238 :: FOR THE PERIOD ENDED NOVEMBER 30, 2025 (UNAUDITED) :: STATEMENTS OF OPERATIONS
PROSHARES TRUST
See accompanying notes to the financial statements
Ultra Energy Ultra Financials
Ultra FTSE China
50
Ultra FTSE
Europe Ultra Health Care
Six Months
Ended November
30, 2025
Six Months
Ended November
30, 2025
Six Months
Ended November
30, 2025
Six Months
Ended November
30, 2025
Six Months
Ended November
30, 2025
INVESTMENT INCOME:
Dividends $ 915,611 $ 2,374,770 $ — $ — $ 491,765
Interest 354,156 7,242,449 281,592 136,071 461,378
Securities lending income, net of rebates and/or fees
paid to borrowers on income (Note 2) — 17,096 — — 4
Total Investment Income
1,269,767 9,634,315 281,592 136,071 953,147
EXPENSES:
Advisory fees (Note 4) 266,247 3,224,938 69,423 34,970 258,072
Management Services fees (Note 4) 35,499 429,989 9,256 4,663 34,409
Professional fees 15,579 13,627 15,104 18,018 9,703
Administration fees (Note 5) 50,285 113,107 21,776 21,777 49,735
Custodian fees (Note 6) 4,586 30,559 1,187 692 6,499
Printing and Shareholder reports 4,330 10,348 1,493 520 2,026
Listing, Data and related fees (Note 7) 14,760 133,105 12,904 5,509 14,433
Trustees fees and expenses (Note 8) 624 7,421 164 74 587
Compliance services fees (Note 4) 180 2,280 45 24 168
Other fees 3,186 12,550 2,315 2,154 3,084
Total Gross Expenses before fees waived and/or
reimbursed
395,276 3,977,924 133,667 88,401 378,716
LESS:
Expenses waived and/or reimbursed by Advisor
(Note 4) (57,710) — (45,651) (44,079) (51,229)
Total Net Expenses
337,566 3,977,924 88,016 44,322 327,487
Net Investment Income (Loss)
932,201 5,656,391 193,576 91,749 625,660
NET REALIZED GAIN (LOSS) FROM:
Transactions in investment securities (34,833) 148,352 — — (70,724)
Expiration or closing of non-exchange traded swap
agreements (4,177,768) (6,024,214) 688,220 — —
In-kind redemptions of investments 2,050,812 131,425,510 — — 251,941
Net realized gain (loss)
(2,161,789) 125,549,648 688,220 — 181,217
CHANGE IN NET UNREALIZED APPRECIATION/
DEPRECIATION FROM:
Investment securities 3,287,745 (112,474,767) (554) (358) 9,287,024
Non-exchange traded swap agreements 11,204,187 43,577,471 2,400,361 1,004,016 13,420,021
Change in net unrealized appreciation/depreciation
14,491,932 (68,897,296) 2,399,807 1,003,658 22,707,045
Net realized and unrealized gain (loss)
12,330,143 56,652,352 3,088,027 1,003,658 22,888,262
Change in Net Assets Resulting from Operations
$ 13,262,344 $ 62,308,743 $ 3,281,603 $ 1,095,407 $ 23,513,922

STATEMENTS OF OPERATIONS :: FOR THE PERIOD ENDED NOVEMBER 30, 2025 (UNAUDITED) :: 239
PROSHARES TRUST
See accompanying notes to the financial statements
Ultra High Yield Ultra Industrials Ultra Materials Ultra MidCap400
Ultra MSCI Brazil
Capped
Six Months
Ended November
30, 2025
Six Months
Ended November
30, 2025
Six Months
Ended November
30, 2025
Six Months
Ended November
30, 2025
Six Months
Ended November
30, 2025
INVESTMENT INCOME:
Dividends $ — $ 127,850 $ 254,784 $ 802,155 $ —
Interest 188,217 109,903 175,917 587,659 43,060
Securities lending income, net of rebates and/or fees
paid to borrowers on income (Note 2) — — 5 1,707 —
Total Investment Income
188,217 237,753 430,706 1,391,521 43,060
EXPENSES:
Advisory fees (Note 4) 37,852 93,782 127,442 539,605 10,065
Management Services fees (Note 4) 5,047 12,504 16,992 71,947 1,342
Professional fees 16,417 9,395 14,301 10,833 14,077
Administration fees (Note 5) 22,726 40,048 40,053 63,049 21,776
Custodian fees (Note 6) 560 4,719 3,084 13,886 235
Printing and Shareholder reports 552 718 1,645 2,919 546
Listing, Data and related fees (Note 7) 8,331 7,861 9,208 5,364 4,917
Trustees fees and expenses (Note 8) 84 210 293 1,240 21
Compliance services fees (Note 4) 30 62 86 367 7
Other fees 2,136 2,445 2,395 3,703 2,191
Total Gross Expenses before fees waived and/or
reimbursed
93,735 171,744 215,499 712,913 55,177
LESS:
Expenses waived and/or reimbursed by Advisor
(Note 4) (45,777) (52,881) (54,038) (28,823) (42,398)
Total Net Expenses
47,958 118,863 161,461 684,090 12,779
Net Investment Income (Loss)
140,259 118,890 269,245 707,431 30,281
NET REALIZED GAIN (LOSS) FROM:
Transactions in investment securities (34) (10,204) 449,712 269,654 —
Expiration or closing of futures contracts — — — 1,441,464 —
Expiration or closing of non-exchange traded swap
agreements — — — — 799,988
In-kind redemptions of investments — — 644,211 9,622,801 —
Net realized gain (loss)
(34) (10,204) 1,093,923 11,333,919 799,988
CHANGE IN NET UNREALIZED APPRECIATION/
DEPRECIATION FROM:
Investment securities (199) 1,228,370 (211,481) 984,909 (92)
Futures contracts — — — (273,786) —
Non-exchange traded swap agreements 476,222 1,602,423 505,100 10,388,566 317,901
Change in net unrealized appreciation/depreciation
476,023 2,830,793 293,619 11,099,689 317,809
Net realized and unrealized gain (loss)
475,989 2,820,589 1,387,542 22,433,608 1,117,797
Change in Net Assets Resulting from Operations
$ 616,248 $ 2,939,479 $ 1,656,787 $ 23,141,039 $ 1,148,078

240 :: FOR THE PERIOD ENDED NOVEMBER 30, 2025 (UNAUDITED) :: STATEMENTS OF OPERATIONS
PROSHARES TRUST
See accompanying notes to the financial statements
Ultra MSCI EAFE
Ultra MSCI
Emerging
Markets
Ultra MSCI
Japan
Ultra Nasdaq
Biotechnology
Ultra Nasdaq
Cloud
Computing
Six Months
Ended November
30, 2025
Six Months
Ended November
30, 2025
Six Months
Ended November
30, 2025
Six Months
Ended November
30, 2025
Six Months
Ended November
30, 2025
INVESTMENT INCOME:
Dividends $ — $ — $ 27,343 $ 126,701 $ 2,975
Interest 338,798 436,401 49,550 411,619 18,322
Securities lending income, net of rebates and/or fees
paid to borrowers on income (Note 2) — — — 18,127 2
Foreign withholding tax on income — — — (82) (44)
Total Investment Income
338,798 436,401 76,893 556,365 21,255
EXPENSES:
Advisory fees (Note 4) 79,017 109,253 27,444 217,866 9,528
Management Services fees (Note 4) 10,536 14,567 3,659 29,049 1,271
Professional fees 14,763 14,293 16,262 10,389 9,630
Administration fees (Note 5) 21,778 21,789 40,051 46,921 40,047
Custodian fees (Note 6) 709 1,077 403 17,752 627
Printing and Shareholder reports 732 1,276 605 4,383 474
Listing, Data and related fees (Note 7) 9,050 11,831 6,375 32,182 3,514
Trustees fees and expenses (Note 8) 158 217 59 469 23
Compliance services fees (Note 4) 49 69 17 119 7
Other fees 2,133 2,157 2,043 2,899 2,166
Total Gross Expenses before fees waived and/or
reimbursed
138,925 176,529 96,918 362,029 67,287
LESS:
Expenses waived and/or reimbursed by Advisor
(Note 4) (38,770) (37,935) (62,119) (85,008) (55,206)
Total Net Expenses
100,155 138,594 34,799 277,021 12,081
Net Investment Income (Loss)
238,643 297,807 42,094 279,344 9,174
NET REALIZED GAIN (LOSS) FROM:
Transactions in investment securities — — — (875,748) 38,644
Expiration or closing of non-exchange traded swap
agreements 171,120 5,226,048 935,454 1,985,362 —
In-kind redemptions of investments — — — 1,089,715 245,700
Net realized gain (loss)
171,120 5,226,048 935,454 2,199,329 284,344
CHANGE IN NET UNREALIZED APPRECIATION/
DEPRECIATION FROM:
Investment securities (678) (1,486) 411,111 14,177,407 (81,355)
Non-exchange traded swap agreements 2,330,808 2,689,208 18,503 24,274,947 304,456
Change in net unrealized appreciation/depreciation
2,330,130 2,687,722 429,614 38,452,354 223,101
Net realized and unrealized gain (loss)
2,501,250 7,913,770 1,365,068 40,651,683 507,445
Change in Net Assets Resulting from Operations
$ 2,739,893 $ 8,211,577 $ 1,407,162 $ 40,931,027 $ 516,619

STATEMENTS OF OPERATIONS :: FOR THE PERIOD ENDED NOVEMBER 30, 2025 (UNAUDITED) :: 241
PROSHARES TRUST
See accompanying notes to the financial statements
Ultra Nasdaq
Cybersecurity Ultra QQQ
®
Ultra QQQ Mega
Ultra QQQ Top
30 Ultra Real Estate
Six Months
Ended November
30, 2025
Six Months
Ended November
30, 2025
June 10, 2025
*
through
November 30,
2025
August 13,
2025
*
through
November 30,
2025
Six Months
Ended November
30, 2025
INVESTMENT INCOME:
Dividends $ — $ 23,380,080 $ 14,040 $ 2,601 $ 610,136
Interest 71,395 26,000,883 183,262 19,136 350,501
Securities lending income, net of rebates and/or fees
paid to borrowers on income (Note 2) — 6,177 — — —
Foreign withholding tax on income — (79,807) — — —
Total Investment Income
71,395 49,307,333 197,302 21,737 960,637
EXPENSES:
Advisory fees (Note 4) 18,347 35,051,844 80,127 18,909 221,356
Management Services fees (Note 4) 2,446 4,673,545 10,684 2,521 29,514
Professional fees 14,698 51,374 9,171 6,900 9,681
Administration fees (Note 5) 21,771 328,916 27,215 10,439 47,292
Custodian fees (Note 6) 129 235,509 1,238 806 3,977
Printing and Shareholder reports 558 48,993 511 377 2,446
Listing, Data and related fees (Note 7) 3,867 4,679,937 2,341 2,313 12,964
Trustees fees and expenses (Note 8) 41 75,634 165 35 515
Compliance services fees (Note 4) 13 22,053 24 3 156
Recoupment of prior expenses waived and/or
reimbursed by Advisor (Note 4) — 2,136,279 — — —
Other fees 2,004 91,150 1,980 1,216 2,919
Total Gross Expenses before fees waived and/or
reimbursed
63,874 47,395,234 133,456 43,519 330,820
LESS:
Expenses waived and/or reimbursed by Advisor
(Note 4) (40,637) (3,097,837) (31,764) (19,548) (50,465)
Total Net Expenses
23,237 44,297,397 101,692 23,971 280,355
Net Investment Income (Loss)
48,158 5,009,936 95,610 (2,234) 680,282
NET REALIZED GAIN (LOSS) FROM:
Transactions in investment securities — 4,052,353 (120,764) 2,886 21,709
Expiration or closing of futures contracts — 141,800,707 — — —
Expiration or closing of non-exchange traded swap
agreements 389,761 884,767,612 2,576,898 (11,570) —
In-kind redemptions of investments — 246,265,297 669,184 — 875,343
Net realized gain (loss)
389,761 1,276,885,969 3,125,318 (8,684) 897,052
CHANGE IN NET UNREALIZED APPRECIATION/
DEPRECIATION FROM:
Investment securities — 933,127,075 1,081,699 98,621 (822,515)
Futures contracts — (35,363,941) — — —
Non-exchange traded swap agreements (483,581) 645,046,873 3,330,126 688,650 (1,291,098)
Change in net unrealized appreciation/depreciation
(483,581) 1,542,810,007 4,411,825 787,271 (2,113,613)
Net realized and unrealized gain (loss)
(93,820) 2,819,695,976 7,537,143 778,587 (1,216,561)
Change in Net Assets Resulting from Operations
$ (45,662) $ 2,824,705,912 $ 7,632,753 $ 776,353 $ (536,279)
* Commencement of investment operations.

242 :: FOR THE PERIOD ENDED NOVEMBER 30, 2025 (UNAUDITED) :: STATEMENTS OF OPERATIONS
PROSHARES TRUST
See accompanying notes to the financial statements
Ultra Russell2000 Ultra S&P500
®
Ultra S&P 500
Equal Weight
Ultra
Semiconductors
Ultra
SmallCap600
Six Months
Ended November
30, 2025
Six Months
Ended November
30, 2025
August 25,
2025
*
through
November 30,
2025
Six Months
Ended November
30, 2025
Six Months
Ended November
30, 2025
INVESTMENT INCOME:
Dividends $ 1,481,497 $ 31,374,050 $ 166,454 $ 1,589,445 $ 175,514
Interest 1,586,769 23,199,128 69,856 6,796,515 149,104
Securities lending income, net of rebates and/or fees
paid to borrowers on income (Note 2) 83,330 123,878 — 350 1,268
Foreign withholding tax on income (3,622) (7,342) (55) (8,201) (186)
Total Investment Income
3,147,974 54,689,714 236,255 8,378,109 325,700
EXPENSES:
Advisory fees (Note 4) 1,131,800 26,041,113 92,929 5,447,682 113,408
Management Services fees (Note 4) 150,905 3,472,123 12,390 726,352 15,121
Professional fees 13,170 40,140 6,121 14,850 9,752
Administration fees (Note 5) 80,103 268,838 24,681 131,525 40,048
Custodian fees (Note 6) 29,860 408,292 742 38,274 11,680
Printing and Shareholder reports 2,096 57,045 328 19,980 1,146
Listing, Data and related fees (Note 7) 163,495 7,646 1,734 294,656 5,364
Trustees fees and expenses (Note 8) 2,832 56,823 159 11,398 270
Compliance services fees (Note 4) 870 16,416 13 3,149 76
Recoupment of prior expenses waived and/or
reimbursed by Advisor (Note 4) — — — 204,085 —
Other fees 5,646 76,686 1,180 14,173 2,514
Total Gross Expenses before fees waived and/or
reimbursed
1,580,777 30,445,122 140,277 6,906,124 199,379
LESS:
Expenses waived and/or reimbursed by Advisor
(Note 4) (144,223) (1,142,077) (22,542) — (55,552)
Total Net Expenses
1,436,554 29,303,045 117,735 6,906,124 143,827
Net Investment Income (Loss)
1,711,420 25,386,669 118,520 1,471,985 181,873
NET REALIZED GAIN (LOSS) FROM:
Transactions in investment securities 12,102,857 (11,112,875) (50,308) 38,429,741 558,258
Expiration or closing of futures contracts 9,569,903 114,088,926 — — —
Expiration or closing of non-exchange traded swap
agreements 3,682,912 641,393,735 (319,990) 538,883,573 366,766
In-kind redemptions of investments — 359,525,096 111,417 242,574,465 2,164,038
Net realized gain (loss)
25,355,672 1,103,894,882 (258,881) 819,887,779 3,089,062
CHANGE IN NET UNREALIZED APPRECIATION/
DEPRECIATION FROM:
Investment securities 35,567,002 395,041,395 511,497 (12,997,780) 397,822
Futures contracts (2,560,495) (12,480,947) — — —
Non-exchange traded swap agreements 53,980,796 264,581,984 558,516 26,992,200 3,230,292
Change in net unrealized appreciation/depreciation
86,987,303 647,142,432 1,070,013 13,994,420 3,628,114
Net realized and unrealized gain (loss)
112,342,975 1,751,037,314 811,132 833,882,199 6,717,176
Change in Net Assets Resulting from Operations
$ 114,054,395 $ 1,776,423,983 $ 929,652 $ 835,354,184 $ 6,899,049
* Commencement of investment operations.

STATEMENTS OF OPERATIONS :: FOR THE PERIOD ENDED NOVEMBER 30, 2025 (UNAUDITED) :: 243
PROSHARES TRUST
See accompanying notes to the financial statements
Ultra Technology Ultra Utilities
UltraPro
Dow30
SM
UltraPro
MidCap400 UltraPro QQQ
®
Six Months
Ended November
30, 2025
Six Months
Ended November
30, 2025
Six Months
Ended November
30, 2025
Six Months
Ended November
30, 2025
Six Months
Ended November
30, 2025
INVESTMENT INCOME:
Dividends $ 1,821,502 $ 161,262 $ 3,785,426 $ 132,901 $ 50,515,483
Interest 2,692,295 50,174 4,872,803 171,968 128,785,932
Securities lending income, net of rebates and/or fees
paid to borrowers on income (Note 2) 854 — 497 233 12,939
Foreign withholding tax on income (4,066) — — — (171,972)
Total Investment Income
4,510,585 211,436 8,658,726 305,102 179,142,382
EXPENSES:
Advisory fees (Note 4) 3,007,394 60,693 2,655,742 106,627 102,396,706
Management Services fees (Note 4) 400,983 8,092 354,096 14,217 13,652,795
Professional fees 12,560 9,488 12,485 9,748 128,555
Administration fees (Note 5) 110,242 40,053 105,557 40,050 777,960
Custodian fees (Note 6) 26,535 1,557 29,478 28,732 739,225
Printing and Shareholder reports 8,625 1,515 16,557 1,308 268,528
Listing, Data and related fees (Note 7) 124,404 6,538 174,082 5,364 13,655,927
Trustees fees and expenses (Note 8) 6,572 139 6,183 256 225,201
Compliance services fees (Note 4) 1,853 43 1,835 72 67,619
Recoupment of prior expenses waived and/or
reimbursed by Advisor (Note 4) 69,759 — 1,060 — —
Other fees 10,929 2,346 10,558 2,309 304,815
Total Gross Expenses before fees waived and/or
reimbursed
3,779,856 130,464 3,367,633 208,683 132,217,331
LESS:
Expenses waived and/or reimbursed by Advisor
(Note 4) — (53,502) — (73,461) (21,038,895)
Total Net Expenses
3,779,856 76,962 3,367,633 135,222 111,178,436
Net Investment Income (Loss)
730,729 134,474 5,291,093 169,880 67,963,946
NET REALIZED GAIN (LOSS) FROM:
Transactions in investment securities 970,086 21,939 (40,731) 94,658 15,019,544
Expiration or closing of futures contracts — — 12,710,844 346,839 488,578,222
Expiration or closing of non-exchange traded swap
agreements 64,587,019 — 54,197,750 406,373 6,882,376,041
In-kind redemptions of investments 65,933,137 363,973 40,063,519 1,184,257 1,948,152,863
Net realized gain (loss)
131,490,242 385,912 106,931,382 2,032,127 9,334,126,670
CHANGE IN NET UNREALIZED APPRECIATION/
DEPRECIATION FROM:
Investment securities 44,665,442 851,528 18,595,090 468,776 736,743,357
Futures contracts — — (2,647,761) (41,325) (125,561,797)
Non-exchange traded swap agreements 114,878,108 1,991,092 101,527,446 3,705,701 2,077,536,818
Change in net unrealized appreciation/depreciation
159,543,550 2,842,620 117,474,775 4,133,152 2,688,718,378
Net realized and unrealized gain (loss)
291,033,792 3,228,532 224,406,157 6,165,279 12,022,845,048
Change in Net Assets Resulting from Operations
$ 291,764,521 $ 3,363,006 $ 229,697,250 $ 6,335,159 $ 12,090,808,994

244 :: FOR THE PERIOD ENDED NOVEMBER 30, 2025 (UNAUDITED) :: STATEMENTS OF OPERATIONS
PROSHARES TRUST
See accompanying notes to the financial statements
UltraPro
Russell2000
UltraPro
S&P500
®
UltraPro Short
20+ Year
Treasury
UltraPro Short
Dow30
SM
UltraPro Short
MidCap400
Six Months
Ended November
30, 2025
Six Months
Ended November
30, 2025
Six Months
Ended November
30, 2025
Six Months
Ended November
30, 2025
Six Months
Ended November
30, 2025
INVESTMENT INCOME:
Dividends $ 1,372,215 $ 13,679,734 $ — $ — $ —
Interest 2,510,658 26,213,510 410,200 5,800,605 76,345
Securities lending income, net of rebates and/or fees
paid to borrowers on income (Note 2) 72,827 68,665 — — —
Foreign withholding tax on income (3,327) (3,232) — — —
Total Investment Income
3,952,373 39,958,677 410,200 5,800,605 76,345
EXPENSES:
Advisory fees (Note 4) 1,376,141 16,906,258 87,872 822,991 10,070
Management Services fees (Note 4) 183,484 2,254,151 11,716 109,731 1,343
Professional fees 11,491 28,456 9,522 10,332 9,426
Administration fees (Note 5) 85,133 207,944 22,728 47,618 21,775
Custodian fees (Note 6) 87,235 416,942 2,188 9,618 1,511
Printing and Shareholder reports 9,371 55,696 1,300 14,226 866
Listing, Data and related fees (Note 7) 202,146 5,012 4,989 56,783 5,364
Trustees fees and expenses (Note 8) 3,151 37,277 217 1,961 24
Compliance services fees (Note 4) 855 11,084 65 545 8
Other fees 6,590 51,280 2,305 5,089 1,992
Total Gross Expenses before fees waived and/or
reimbursed
1,965,597 19,974,100 142,902 1,078,894 52,379
LESS:
Expenses waived and/or reimbursed by Advisor
(Note 4) (218,036) (126,739) (31,700) (38,301) (39,647)
Total Net Expenses
1,747,561 19,847,361 111,202 1,040,593 12,732
Net Investment Income (Loss)
2,204,812 20,111,316 298,998 4,760,012 63,613
NET REALIZED GAIN (LOSS) FROM:
Transactions in investment securities 5,020,493 (16,730,627) — — —
Expiration or closing of futures contracts 7,544,945 96,896,881 (15,116) (3,109,443) (61,571)
Expiration or closing of non-exchange traded swap
agreements 12,088,490 1,276,890,341 1,920,695 (42,310,222) (1,567,297)
In-kind redemptions of investments 10,430,555 281,404,470 — — —
Net realized gain (loss)
35,084,483 1,638,461,065 1,905,579 (45,419,665) (1,628,868)
CHANGE IN NET UNREALIZED APPRECIATION/
DEPRECIATION FROM:
Investment securities 24,557,666 100,826,313 (337) (27,177) (265)
Futures contracts (1,555,683) (15,101,489) (2,379) (319,412) 25,317
Non-exchange traded swap agreements 112,080,786 (24,162,097) (5,842,031) (26,331,281) 721,246
Change in net unrealized appreciation/depreciation
135,082,769 61,562,727 (5,844,747) (26,677,870) 746,298
Net realized and unrealized gain (loss)
170,167,252 1,700,023,792 (3,939,168) (72,097,535) (882,570)
Change in Net Assets Resulting from Operations
$ 172,372,064 $ 1,720,135,108 $ (3,640,170) $ (67,337,523) $ (818,957)

STATEMENTS OF OPERATIONS :: FOR THE PERIOD ENDED NOVEMBER 30, 2025 (UNAUDITED) :: 245
PROSHARES TRUST
See accompanying notes to the financial statements
UltraPro Short
QQQ
®
UltraPro Short
Russell2000
UltraPro Short
S&P500
®
UltraShort 7-10
Year Treasury
UltraShort 20+
Year Treasury
Six Months
Ended November
30, 2025
Six Months
Ended November
30, 2025
Six Months
Ended November
30, 2025
Six Months
Ended November
30, 2025
Six Months
Ended November
30, 2025
INVESTMENT INCOME:
Interest $ 114,906,322 $ 2,799,489 $ 17,801,796 $ 275,636 $ 5,766,058
Total Investment Income
114,906,322 2,799,489 17,801,796 275,636 5,766,058
EXPENSES:
Advisory fees (Note 4) 11,421,630 323,768 2,044,825 48,877 1,090,191
Management Services fees (Note 4) 1,522,873 43,169 272,641 6,517 145,358
Professional fees 22,385 9,751 11,600 9,471 10,830
Administration fees (Note 5) 146,103 32,118 72,086 22,731 55,068
Custodian fees (Note 6) 83,450 5,871 21,527 1,519 9,795
Printing and Shareholder reports 56,532 4,743 13,987 1,106 12,647
Listing, Data and related fees (Note 7) 1,526,006 50,998 5,012 4,599 15,013
Trustees fees and expenses (Note 8) 25,929 743 4,773 116 2,587
Compliance services fees (Note 4) 7,894 216 1,397 37 807
Other fees 40,433 3,096 4,319 2,138 5,675
Total Gross Expenses before fees waived and/or
reimbursed
14,853,235 474,473 2,452,167 97,111 1,347,971
LESS:
Expenses waived and/or reimbursed by Advisor
(Note 4) (425,391) (65,723) — (35,223) —
Total Net Expenses
14,427,844 408,750 2,452,167 61,888 1,347,971
Net Investment Income (Loss)
100,478,478 2,390,739 15,349,629 213,748 4,418,087
NET REALIZED GAIN (LOSS) FROM:
Transactions in investment securities 47,924 — 5,246 — —
Expiration or closing of futures contracts (61,251,380) (1,570,832) (10,254,299) (9,717) (352,713)
Expiration or closing of non-exchange traded swap
agreements (1,933,364,741) (28,051,161) (44,804,731) (465,135) 7,105,447
Net realized gain (loss)
(1,994,568,197) (29,621,993) (55,053,784) (474,852) 6,752,734
CHANGE IN NET UNREALIZED APPRECIATION/
DEPRECIATION FROM:
Investment securities (502,794) (6,041) (67,119) (298) (31,145)
Futures contracts 8,592,522 (104,564) 310,118 (250) (18,732)
Non-exchange traded swap agreements 454,030,573 (22,790,003) (163,616,143) (404,323) (38,942,551)
Change in net unrealized appreciation/depreciation
462,120,301 (22,900,608) (163,373,144) (404,871) (38,992,428)
Net realized and unrealized gain (loss)
(1,532,447,896) (52,522,601) (218,426,928) (879,723) (32,239,694)
Change in Net Assets Resulting from Operations
$ (1,431,969,418) $ (50,131,862) $ (203,077,299) $ (665,975) $ (27,821,607)

246 :: FOR THE PERIOD ENDED NOVEMBER 30, 2025 (UNAUDITED) :: STATEMENTS OF OPERATIONS
PROSHARES TRUST
See accompanying notes to the financial statements
UltraShort
Consumer
Discretionary
UltraShort
Consumer
Staples
UltraShort
Dow30
SM
UltraShort
Energy
UltraShort
Financials
Six Months
Ended November
30, 2025
Six Months
Ended November
30, 2025
Six Months
Ended November
30, 2025
Six Months
Ended November
30, 2025
Six Months
Ended November
30, 2025
INVESTMENT INCOME:
Interest $ 76,833 $ 14,876 $ 1,194,443 $ 284,910 $ 302,502
Total Investment Income
76,833 14,876 1,194,443 284,910 302,502
EXPENSES:
Advisory fees (Note 4) 9,793 2,796 199,319 54,887 40,622
Management Services fees (Note 4) 1,306 373 26,576 7,318 5,416
Professional fees 9,424 9,417 9,645 9,476 9,457
Administration fees (Note 5) 21,776 21,773 27,129 21,775 21,777
Custodian fees (Note 6) 246 57 3,319 1,085 798
Printing and Shareholder reports 624 494 5,419 1,629 3,052
Listing, Data and related fees (Note 7) 4,502 4,222 16,867 6,306 5,735
Trustees fees and expenses (Note 8) 21 7 468 133 92
Compliance services fees (Note 4) 8 2 138 37 28
Other fees 1,855 1,961 2,687 2,359 1,996
Total Gross Expenses before fees waived and/or
reimbursed
49,555 41,102 291,567 105,005 88,973
LESS:
Expenses waived and/or reimbursed by Advisor
(Note 4) (37,165) (37,558) (39,408) (35,548) (37,548)
Total Net Expenses
12,390 3,544 252,159 69,457 51,425
Net Investment Income (Loss)
64,443 11,332 942,284 215,453 251,077
NET REALIZED GAIN (LOSS) FROM:
Expiration or closing of futures contracts — — (610,669) — —
Expiration or closing of non-exchange traded swap
agreements (1,539,828) — (5,332,434) — (670,930)
Net realized gain (loss)
(1,539,828) — (5,943,103) — (670,930)
CHANGE IN NET UNREALIZED APPRECIATION/
DEPRECIATION FROM:
Investment securities (166) — (4,443) (397) (556)
Futures contracts — — (7,877) — —
Non-exchange traded swap agreements 978,970 62,421 (6,079,960) (2,549,223) (450,780)
Change in net unrealized appreciation/depreciation
978,804 62,421 (6,092,280) (2,549,620) (451,336)
Net realized and unrealized gain (loss)
(561,024) 62,421 (12,035,383) (2,549,620) (1,122,266)
Change in Net Assets Resulting from Operations
$ (496,581) $ 73,753 $ (11,093,099) $ (2,334,167) $ (871,189)

STATEMENTS OF OPERATIONS :: FOR THE PERIOD ENDED NOVEMBER 30, 2025 (UNAUDITED) :: 247
PROSHARES TRUST
See accompanying notes to the financial statements
UltraShort FTSE
China 50
UltraShort FTSE
Europe
UltraShort Health
Care
UltraShort
Industrials
UltraShort
Materials
Six Months
Ended November
30, 2025
Six Months
Ended November
30, 2025
Six Months
Ended November
30, 2025
Six Months
Ended November
30, 2025
Six Months
Ended November
30, 2025
INVESTMENT INCOME:
Interest $ 140,832 $ 416,188 $ 24,897 $ 37,001 $ 17,980
Total Investment Income
140,832 416,188 24,897 37,001 17,980
EXPENSES:
Advisory fees (Note 4) 23,161 61,120 5,562 4,346 2,889
Management Services fees (Note 4) 3,088 8,149 742 579 385
Professional fees 14,780 13,967 9,421 9,419 9,417
Administration fees (Note 5) 21,779 21,775 21,773 21,776 21,778
Custodian fees (Note 6) 1,100 1,396 138 357 154
Printing and Shareholder reports 1,952 2,145 567 536 753
Listing, Data and related fees (Note 7) 7,044 6,555 4,333 4,284 4,226
Trustees fees and expenses (Note 8) 54 147 14 9 7
Compliance services fees (Note 4) 14 44 5 3 2
Other fees 2,055 2,208 1,953 1,944 1,964
Total Gross Expenses before fees waived and/or
reimbursed
75,027 117,506 44,508 43,253 41,575
LESS:
Expenses waived and/or reimbursed by Advisor
(Note 4) (45,741) (40,152) (37,474) (37,753) (37,918)
Total Net Expenses
29,286 77,354 7,034 5,500 3,657
Net Investment Income (Loss)
111,546 338,834 17,863 31,501 14,323
NET REALIZED GAIN (LOSS) FROM:
Expiration or closing of non-exchange traded swap
agreements (312,028) (3,938,558) 59,862 (480,343) —
Net realized gain (loss)
(312,028) (3,938,558) 59,862 (480,343) —
CHANGE IN NET UNREALIZED APPRECIATION/
DEPRECIATION FROM:
Investment securities (337) (880) — (55) (15)
Non-exchange traded swap agreements (1,521,408) 1,514,295 (488,141) 279,004 (66,808)
Change in net unrealized appreciation/depreciation
(1,521,745) 1,513,415 (488,141) 278,949 (66,823)
Net realized and unrealized gain (loss)
(1,833,773) (2,425,143) (428,279) (201,394) (66,823)
Change in Net Assets Resulting from Operations
$ (1,722,227) $ (2,086,309) $ (410,416) $ (169,893) $ (52,500)

248 :: FOR THE PERIOD ENDED NOVEMBER 30, 2025 (UNAUDITED) :: STATEMENTS OF OPERATIONS
PROSHARES TRUST
See accompanying notes to the financial statements
UltraShort
MidCap400
UltraShort MSCI
Brazil Capped
UltraShort MSCI
EAFE
UltraShort
MSCI Emerging
Markets
UltraShort MSCI
Japan
Six Months
Ended November
30, 2025
Six Months
Ended November
30, 2025
Six Months
Ended November
30, 2025
Six Months
Ended November
30, 2025
Six Months
Ended November
30, 2025
INVESTMENT INCOME:
Interest $ 33,201 $ 165,757 $ 30,274 $ 98,002 $ 130,720
Total Investment Income
33,201 165,757 30,274 98,002 130,720
EXPENSES:
Advisory fees (Note 4) 4,158 24,069 3,972 13,706 20,588
Management Services fees (Note 4) 555 3,209 530 1,827 2,745
Professional fees 9,419 14,606 13,085 12,801 12,969
Administration fees (Note 5) 21,773 21,776 21,775 21,776 21,774
Custodian fees (Note 6) 78 1,015 205 523 257
Printing and Shareholder reports 549 911 453 1,230 797
Listing, Data and related fees (Note 7) 5,364 6,318 4,847 5,567 5,867
Trustees fees and expenses (Note 8) 10 62 10 34 46
Compliance services fees (Note 4) 3 21 3 10 14
Other fees 1,967 1,996 1,939 2,004 2,007
Total Gross Expenses before fees waived and/or
reimbursed
43,876 73,983 46,819 59,478 67,064
LESS:
Expenses waived and/or reimbursed by Advisor
(Note 4) (38,615) (43,570) (41,792) (42,153) (41,022)
Total Net Expenses
5,261 30,413 5,027 17,325 26,042
Net Investment Income (Loss)
27,940 135,344 25,247 80,677 104,678
NET REALIZED GAIN (LOSS) FROM:
Expiration or closing of non-exchange traded swap
agreements (218,866) (887,831) (273,323) (1,531,596) (854,649)
Net realized gain (loss)
(218,866) (887,831) (273,323) (1,531,596) (854,649)
CHANGE IN NET UNREALIZED APPRECIATION/
DEPRECIATION FROM:
Investment securities — (513) (66) (170) —
Non-exchange traded swap agreements (33,501) (2,027,986) 120,740 161,737 (531,772)
Change in net unrealized appreciation/depreciation
(33,501) (2,028,499) 120,674 161,567 (531,772)
Net realized and unrealized gain (loss)
(252,367) (2,916,330) (152,649) (1,370,029) (1,386,421)
Change in Net Assets Resulting from Operations
$ (224,427) $ (2,780,986) $ (127,402) $ (1,289,352) $ (1,281,743)

STATEMENTS OF OPERATIONS :: FOR THE PERIOD ENDED NOVEMBER 30, 2025 (UNAUDITED) :: 249
PROSHARES TRUST
See accompanying notes to the financial statements
UltraShort
Nasdaq
Biotechnology UltraShort QQQ
®
UltraShort QQQ
Mega
UltraShort Real
Estate
UltraShort
Russell2000
Six Months
Ended November
30, 2025
Six Months
Ended November
30, 2025
June 10, 2025
*
through
November 30,
2025
Six Months
Ended November
30, 2025
Six Months
Ended November
30, 2025
INVESTMENT INCOME:
Interest $ 62,087 $ 8,902,053 $ 62,824 $ 464,859 $ 1,100,801
Total Investment Income
62,087 8,902,053 62,824 464,859 1,100,801
EXPENSES:
Advisory fees (Note 4) 9,562 1,072,440 11,531 80,752 150,029
Management Services fees (Note 4) 1,275 142,991 1,537 10,767 20,004
Professional fees 9,427 10,604 9,145 9,503 10,563
Administration fees (Note 5) 21,775 53,779 9,212 21,775 23,157
Custodian fees (Note 6) 300 12,355 117 1,317 3,508
Printing and Shareholder reports 827 6,807 503 4,549 3,656
Listing, Data and related fees (Note 7) 4,408 147,101 2,341 7,340 26,248
Trustees fees and expenses (Note 8) 23 2,461 30 191 359
Compliance services fees (Note 4) 7 710 7 55 107
Other fees 2,189 3,874 1,885 2,266 2,543
Total Gross Expenses before fees waived and/or
reimbursed
49,793 1,453,122 36,308 138,515 240,174
LESS:
Expenses waived and/or reimbursed by Advisor
(Note 4) (37,728) (97,192) (21,744) (36,236) (50,559)
Total Net Expenses
12,065 1,355,930 14,564 102,279 189,615
Net Investment Income (Loss)
50,022 7,546,123 48,260 362,580 911,186
NET REALIZED GAIN (LOSS) FROM:
Expiration or closing of futures contracts — (3,898,848) — — (889,937)
Expiration or closing of non-exchange traded swap
agreements (1,038,921) (34,729,547) (1,129,863) — (17,091,685)
Net realized gain (loss)
(1,038,921) (38,628,395) (1,129,863) — (17,981,622)
CHANGE IN NET UNREALIZED APPRECIATION/
DEPRECIATION FROM:
Investment securities (9) (30,533) — (599) (4,156)
Futures contracts — (668,714) — — (228,497)
Non-exchange traded swap agreements (820,605) (57,673,991) (447,429) (247,237) 1,982,197
Change in net unrealized appreciation/depreciation
(820,614) (58,373,238) (447,429) (247,836) 1,749,544
Net realized and unrealized gain (loss)
(1,859,535) (97,001,633) (1,577,292) (247,836) (16,232,078)
Change in Net Assets Resulting from Operations
$ (1,809,513) $ (89,455,510) $ (1,529,032) $ 114,744 $ (15,320,892)
* Commencement of investment operations.

250 :: FOR THE PERIOD ENDED NOVEMBER 30, 2025 (UNAUDITED) :: STATEMENTS OF OPERATIONS
PROSHARES TRUST
See accompanying notes to the financial statements
UltraShort
S&P500
®
UltraShort
Semiconductors
UltraShort
SmallCap600
UltraShort
Technology
UltraShort
Utilities
Six Months
Ended November
30, 2025
Six Months
Ended November
30, 2025
Six Months
Ended November
30, 2025
Six Months
Ended November
30, 2025
Six Months
Ended November
30, 2025
INVESTMENT INCOME:
Interest $ 12,687,938 $ 517,811 $ 48,573 $ 118,242 $ 82,867
Total Investment Income
12,687,938 517,811 48,573 118,242 82,867
EXPENSES:
Advisory fees (Note 4) 1,677,726 61,417 6,926 13,279 13,359
Management Services fees (Note 4) 223,695 8,189 923 1,771 1,781
Professional fees 11,381 9,472 9,422 9,430 9,426
Administration fees (Note 5) 65,891 21,776 21,776 21,775 21,774
Custodian fees (Note 6) 17,549 1,277 284 628 239
Printing and Shareholder reports 21,511 606 596 421 573
Listing, Data and related fees (Note 7) 5,364 7,386 5,364 4,641 4,645
Trustees fees and expenses (Note 8) 3,788 124 17 32 26
Compliance services fees (Note 4) 1,132 37 5 10 7
Other fees 8,122 2,148 1,977 2,129 1,963
Total Gross Expenses before fees waived and/or
reimbursed
2,036,159 112,432 47,290 54,116 53,793
LESS:
Expenses waived and/or reimbursed by Advisor
(Note 4) — (34,953) (38,533) (37,341) (36,888)
Total Net Expenses
2,036,159 77,479 8,757 16,775 16,905
Net Investment Income (Loss)
10,651,779 440,332 39,816 101,467 65,962
NET REALIZED GAIN (LOSS) FROM:
Transactions in investment securities — 85 — — —
Expiration or closing of futures contracts (8,585,155) — — — —
Expiration or closing of non-exchange traded swap
agreements — (12,868,455) — (208,080) —
Net realized gain (loss)
(8,585,155) (12,868,370) — (208,080) —
CHANGE IN NET UNREALIZED APPRECIATION/
DEPRECIATION FROM:
Investment securities (38,173) (760) (55) (209) —
Futures contracts 634,290 — — — —
Non-exchange traded swap agreements (117,117,248) 546,482 (596,320) (1,534,320) (676,641)
Change in net unrealized appreciation/depreciation
(116,521,131) 545,722 (596,375) (1,534,529) (676,641)
Net realized and unrealized gain (loss)
(125,106,286) (12,322,648) (596,375) (1,742,609) (676,641)
Change in Net Assets Resulting from Operations
$ (114,454,507) $ (11,882,316) $ (556,559) $ (1,641,142) $ (610,679)

STATEMENTS OF CHANGES IN NET ASSETS :: FOR THE PERIODS INDICATED :: 251
PROSHARES TRUST
STATEMENTS OF CHANGES IN NET ASSETS

252 :: FOR THE PERIODS INDICATED :: STATEMENTS OF CHANGES IN NET ASSETS
PROSHARES TRUST
See accompanying notes to the financial statements.
Short 7-10 Year Treasury Short 20+ Year Treasury Short Dow30
SM
Six Months Ended
November 30,
2025 (Unaudited)
Year Ended May
31, 2025
Six Months Ended
November 30,
2025 (Unaudited)
Year Ended May
31, 2025
Six Months Ended
November 30,
2025 (Unaudited)
Year Ended May
31, 2025
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss) $ 214,078 $ 477,032 $ 1,184,098 $ 2,899,537 $ 2,138,026 $ 6,490,077
Net realized gain (loss) (244,445) 86,335 158,064 407,351 (7,008,508) (36,724,929)
Change in net unrealized
appreciation/depreciation (194,449) (363,549) (4,102,940) (213,025) (7,655,159) 20,170,604
Change in net assets resulting
from operations (224,816) 199,818 (2,760,778) 3,093,863 (12,525,641) (10,064,248)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings
(216,624) (1,419,290) (1,219,882) (3,391,211) (2,117,871) (7,574,068)
Total distributions (216,624) (1,419,290) (1,219,882) (3,391,211) (2,117,871) (7,574,068)
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued 2,866,325 27,546,105 7,235,089 83,779,641 74,827,553 158,888,722
Cost of shares redeemed (1,416,807) (33,721,765) (28,827,686) (94,109,566) (69,773,567) (188,916,722)
Change in net assets resulting
from capital transactions
1,449,518 (6,175,660) (21,592,597) (10,329,925) 5,053,986 (30,028,000)
Change in net assets 1,008,078 (7,395,132) (25,573,257) (10,627,273) (9,589,526) (47,666,316)
NET ASSETS:
Beginning of period $ 12,171,469 $ 19,566,601 $ 88,053,694 $ 98,680,967 $ 134,087,857 $ 181,754,173
End of period $ 13,179,547 $ 12,171,469 $ 62,480,437 $ 88,053,694 $ 124,498,331 $ 134,087,857
SHARE TRANSACTIONS:
Beginning of period 425,000 650,000 3,540,000 4,050,000 5,023,755 6,173,755
Issued 100,000 925,000 300,000 3,530,000 3,000,000 5,800,000
Issued in-kind — — — — — —
Redeemed (50,000) (1,150,000) (1,190,000) (4,040,000) (2,800,000) (6,950,000)
Redemption in-kind — — — — — —
Shares outstanding, end of
period 475,000 425,000 2,650,000 3,540,000 5,223,755 5,023,755
(a) Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 10 to the Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS :: FOR THE PERIODS INDICATED :: 253
PROSHARES TRUST
See accompanying notes to the financial statements.
`
Short Financials Short FTSE China 50 Short High Yield
Six Months Ended
November 30,
2025 (Unaudited)
Year Ended May
31, 2025
Six Months Ended
November 30,
2025 (Unaudited)
Year Ended May
31, 2025
Six Months Ended
November 30,
2025 (Unaudited)
Year Ended May
31, 2025
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss) $ 178,281 $ 528,935 $ 58,067 $ 184,943 $ 1,331,709 $ 3,775,844
Net realized gain (loss) — (4,053,821) (823,427) (1,181,636) (169) (16,044,881)
Change in net unrealized
appreciation/depreciation (412,583) 1,270,430 347,762 (727,339) (2,444,481) 7,988,190
Change in net assets resulting
from operations (234,302) (2,254,456) (417,598) (1,724,032) (1,112,941) (4,280,847)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings
(181,685) (609,310) (58,116) (202,944) (1,674,900) (4,081,405)
Total distributions (181,685) (609,310) (58,116) (202,944) (1,674,900) (4,081,405)
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued 2,413,077 15,917,756 229,100 2,825,996 20,202,322 130,120,862
Cost of shares redeemed (2,473,949) (14,175,507) (486,658) (4,462,344) (62,401,628) (116,080,861)
Change in net assets resulting
from capital transactions
(60,872) 1,742,249 (257,558) (1,636,348) (42,199,306) 14,040,001
Change in net assets (476,859) (1,121,517) (733,272) (3,563,324) (44,987,147) 5,677,749
NET ASSETS:
Beginning of period $ 10,630,445 $ 11,751,962 $ 3,239,126 $ 6,802,450 $ 100,512,772 $ 94,835,023
End of period $ 10,153,586 $ 10,630,445 $ 2,505,854 $ 3,239,126 $ 55,525,625 $ 100,512,772
SHARE TRANSACTIONS:
Beginning of period 318,668 281,213
(b)
140,000
(c)
200,000
(c)
6,300,000 5,500,000
Issued 75,000 425,000
(b)
10,000
(c)
110,000
(c)
1,300,000 7,950,000
Issued in-kind — — — — — —
Redeemed (75,000) (387,545)
(b)
(25,000)
(c)
(170,000)
(c)
(4,000,000) (7,150,000)
Redemption in-kind — — — — — —
Shares outstanding, end of
period 318,668 318,668 125,000 140,000
(c)
3,600,000 6,300,000
(a) Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 10 to the Financial Statements.
(b) As described in Note 13, share amounts have been restated on a retroactive basis to reflect a 1:4 reverse stock split effective November 7, 2024.
(c) As described in Note 13, share amounts have been restated on a retroactive basis to reflect a 1:2 reverse stock split effective November 20,
2025.

254 :: FOR THE PERIODS INDICATED :: STATEMENTS OF CHANGES IN NET ASSETS
PROSHARES TRUST
See accompanying notes to the financial statements.
Short MidCap400 Short MSCI EAFE Short MSCI Emerging Markets
Six Months Ended
November 30,
2025 (Unaudited)
Year Ended May
31, 2025
Six Months Ended
November 30,
2025 (Unaudited)
Year Ended May
31, 2025
Six Months Ended
November 30,
2025 (Unaudited)
Year Ended May
31, 2025
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss) $ 79,725 $ 249,472 $ 158,406 $ 880,243 $ 183,244 $ 467,779
Net realized gain (loss) (40,536) (1,594,360) (162,139) (8,852,329) (516,760) (1,914,317)
Change in net unrealized
appreciation/depreciation (401,977) 1,038,883 (543,542) 5,687,605 (1,383,756) 308,227
Change in net assets resulting
from operations (362,788) (306,005) (547,275) (2,284,481) (1,717,272) (1,138,311)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings
(89,687) (263,640) (174,789) (1,038,277) (186,357) (525,185)
Total distributions (89,687) (263,640) (174,789) (1,038,277) (186,357) (525,185)
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued 910,764 18,790,817 2,566,525 68,220,153 4,458,320 10,379,897
Cost of shares redeemed (2,329,323) (17,932,706) (5,286,933) (73,436,635) (10,001,287) (7,754,737)
Change in net assets resulting
from capital transactions
(1,418,559) 858,111 (2,720,408) (5,216,482) (5,542,967) 2,625,160
Change in net assets (1,871,034) 288,466 (3,442,472) (8,539,240) (7,446,596) 961,664
NET ASSETS:
Beginning of period $ 5,730,939 $ 5,442,473 $ 12,168,163 $ 20,707,403 $ 16,212,589 $ 15,250,925
End of period $ 3,859,905 $ 5,730,939 $ 8,725,691 $ 12,168,163 $ 8,765,993 $ 16,212,589
SHARE TRANSACTIONS:
Beginning of period 293,667 268,667 855,000 1,275,000 654,974 550,000
(b)
Issued 50,000 925,000 190,000 4,140,000 210,000 400,000
(b)
Issued in-kind — — — — — —
Redeemed (125,000) (900,000) (380,000) (4,560,000) (440,000) (295,026)
(b)
Redemption in-kind — — — — — —
Shares outstanding, end of
period 218,667 293,667 665,000 855,000 424,974 654,974
(a) Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 10 to the Financial Statements.
(b) As described in Note 13, share amounts have been restated on a retroactive basis to reflect a 1:2 reverse stock split effective November 7, 2024.

STATEMENTS OF CHANGES IN NET ASSETS :: FOR THE PERIODS INDICATED :: 255
PROSHARES TRUST
See accompanying notes to the financial statements.
Short QQQ
®
Short Real Estate Short Russell2000
Six Months Ended
November 30,
2025 (Unaudited)
Year Ended May
31, 2025
Six Months Ended
November 30,
2025 (Unaudited)
Year Ended May
31, 2025
Six Months Ended
November 30,
2025 (Unaudited)
Year Ended May
31, 2025
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss) $ 12,293,597 $ 30,660,573 $ 180,499 $ 614,103 $ 2,696,730 $ 7,435,051
Net realized gain (loss) (155,752,330) (228,099,660) — (5,937,172) (19,146,841) (31,858,634)
Change in net unrealized
appreciation/depreciation 58,196,312 101,291,024 (10,469) 3,770,660 (11,180,707) 23,579,238
Change in net assets resulting
from operations (85,262,421) (96,148,063) 170,030 (1,552,409) (27,630,818) (844,345)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings
(12,143,712) (33,578,060) (191,117) (768,801) (2,878,322) (8,125,970)
Total distributions (12,143,712) (33,578,060) (191,117) (768,801) (2,878,322) (8,125,970)
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued 969,671,371 1,946,575,139 668,782 3,361,558 362,115,298 582,232,336
Cost of shares redeemed (719,148,261) (1,812,882,564) (846,149) (7,559,234) (356,521,367) (560,670,256)
Change in net assets resulting
from capital transactions
250,523,110 133,692,575 (177,367) (4,197,676) 5,593,931 21,562,080
Change in net assets 153,116,977 3,966,452 (198,454) (6,518,886) (24,915,209) 12,591,765
NET ASSETS:
Beginning of period $ 573,773,462 $ 569,807,010 $ 11,443,271 $ 17,962,157 $ 180,096,293 $ 167,504,528
End of period $ 726,890,439 $ 573,773,462 $ 11,244,817 $ 11,443,271 $ 155,181,084 $ 180,096,293
SHARE TRANSACTIONS:
Beginning of period 15,922,179 13,072,179 674,888 924,888 9,016,642 8,066,642
Issued 30,750,000 48,600,000 40,000 185,000 20,700,000 29,450,000
Issued in-kind — — — — — —
Redeemed (22,650,000) (45,750,000) (50,000) (435,000) (20,250,000) (28,500,000)
Redemption in-kind — — — — — —
Shares outstanding, end of
period 24,022,179 15,922,179 664,888 674,888 9,466,642 9,016,642
(a) Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 10 to the Financial Statements.

256 :: FOR THE PERIODS INDICATED :: STATEMENTS OF CHANGES IN NET ASSETS
PROSHARES TRUST
See accompanying notes to the financial statements.
Short S&P500
®
Short SmallCap600 Ultra 7-10 Year Treasury
Six Months Ended
November 30,
2025 (Unaudited)
Year Ended May
31, 2025
Six Months Ended
November 30,
2025 (Unaudited)
Year Ended May
31, 2025
Six Months Ended
November 30,
2025 (Unaudited)
Year Ended May
31, 2025
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss) $ 22,470,512 $ 49,647,213 $ 81,678 $ 238,603 $ 375,780 $ 997,741
Net realized gain (loss) (22,564,260) (345,132,671) (295,582) (1,990,911) (31,921) (1,349,725)
Change in net unrealized
appreciation/depreciation (134,721,856) 155,704,357 (433,258) 1,577,149 959,773 (558,856)
Change in net assets resulting
from operations (134,815,604) (139,781,101) (647,162) (175,159) 1,303,632 (910,840)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings
(22,956,634) (52,876,899) (77,465) (265,107) (388,865) (963,827)
Total distributions (22,956,634) (52,876,899) (77,465) (265,107) (388,865) (963,827)
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued 1,488,235,533 4,516,671,288 2,014,106 9,246,693 63,468,562 91,683,722
Cost of shares redeemed (1,641,766,864) (3,962,579,736) (570,493) (9,809,326) (50,267,415) (84,706,533)
Change in net assets resulting
from capital transactions
(153,531,331) 554,091,552 1,443,613 (562,633) 13,201,147 6,977,189
Change in net assets (311,303,569) 361,433,552 718,986 (1,002,899) 14,115,914 5,102,522
NET ASSETS:
Beginning of period $ 1,349,268,726 $ 987,835,174 $ 4,946,709 $ 5,949,608 $ 24,007,974 $ 18,905,452
End of period $ 1,037,965,157 $ 1,349,268,726 $ 5,665,695 $ 4,946,709 $ 38,123,888 $ 24,007,974
SHARE TRANSACTIONS:
Beginning of period 32,213,420 20,676,457
(b)
313,681 373,681 565,000 455,000
Issued 39,200,000 100,956,249
(b)
140,000 600,000 1,430,000 2,050,000
Issued in-kind — — — — — —
Redeemed (42,850,000) (89,419,286)
(b)
(40,000) (660,000) (1,150,000) (1,940,000)
Redemption in-kind — — — — — —
Shares outstanding, end of
period 28,563,420 32,213,420 413,681 313,681 845,000 565,000
(a) Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 10 to the Financial Statements.
(b) As described in Note 13, share amounts have been restated on a retroactive basis to reflect a 1:4 reverse stock split effective November 7, 2024.

STATEMENTS OF CHANGES IN NET ASSETS :: FOR THE PERIODS INDICATED :: 257
PROSHARES TRUST
See accompanying notes to the financial statements.
Ultra 20+ Year Treasury Ultra Communication Services Ultra Consumer Discretionary
Six Months Ended
November 30,
2025 (Unaudited)
Year Ended May
31, 2025
Six Months Ended
November 30,
2025 (Unaudited)
Year Ended May
31, 2025
Six Months Ended
November 30,
2025 (Unaudited)
Year Ended May
31, 2025
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss) $ 1,988,371 $ 4,699,946 $ 71,459 $ 27,201 $ 95,170 $ 94,504
Net realized gain (loss) (680,859) (11,856,134) 1,329,434 1,352,619 1,425,456 5,527,899
Change in net unrealized
appreciation/depreciation 8,716,767 (5,159,304) 1,362,944 (865,777) 1,239,922 (3,249,718)
Change in net assets resulting
from operations 10,024,279 (12,315,492) 2,763,837 514,043 2,760,548 2,372,685
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings
(2,288,979) (4,570,653) (35,501) (23,205) (91,973) (76,526)
Total distributions (2,288,979) (4,570,653) (35,501) (23,205) (91,973) (76,526)
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued 84,731,316 192,673,913 13,263,421 10,124,836 6,318,851 6,677,740
Cost of shares redeemed (130,259,887) (132,598,013) (6,380,875) (5,975,583) (8,204,893) (8,356,504)
Change in net assets resulting
from capital transactions
(45,528,571) 60,075,900 6,882,546 4,149,253 (1,886,042) (1,678,764)
Change in net assets (37,793,271) 43,189,755 9,610,882 4,640,091 782,533 617,395
NET ASSETS:
Beginning of period $ 134,905,576 $ 91,715,821 $ 7,853,342 $ 3,213,251 $ 13,873,530 $ 13,256,135
End of period $ 97,112,305 $ 134,905,576 $ 17,464,224 $ 7,853,342 $ 14,656,063 $ 13,873,530
SHARE TRANSACTIONS:
Beginning of period 8,250,000 4,950,000 360,000
(b)
200,000
(b)
315,000 395,000
Issued 5,050,000 10,900,000 280,000
(b)
320,000
(b)
30,000 100,000
Issued in-kind — — 240,000
(b)
160,000
(b)
100,000 50,000
Redeemed (7,825,000) (7,600,000) (80,000)
(b)
(320,000)
(b)
— —
Redemption in-kind — — (160,000)
(b)
— (160,000) (230,000)
Shares outstanding, end of
period 5,475,000 8,250,000 640,000 360,000
(b)
285,000 315,000
(a) Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 10 to the Financial Statements.
(b) As described in Note 13, share amounts have been restated on a retroactive basis to reflect a 4:1 forward stock split effective November 20,
2025.

258 :: FOR THE PERIODS INDICATED :: STATEMENTS OF CHANGES IN NET ASSETS
PROSHARES TRUST
See accompanying notes to the financial statements.
Ultra Consumer Staples Ultra Dow30
SM
Ultra Energy
Six Months Ended
November 30,
2025 (Unaudited)
Year Ended May
31, 2025
Six Months Ended
November 30,
2025 (Unaudited)
Year Ended May
31, 2025
Six Months Ended
November 30,
2025 (Unaudited)
Year Ended May
31, 2025
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss) $ 95,714 $ 162,487 $ 2,158,401 $ 4,210,707 $ 932,201 $ 2,436,071
Net realized gain (loss) 87,347 1,632,507 83,738,779 62,222,720 (2,161,789) (5,908,451)
Change in net unrealized
appreciation/depreciation (926,356) (626,173) 11,132,477 (23,449,954) 14,491,932 (23,332,779)
Change in net assets resulting
from operations (743,295) 1,168,821 97,029,657 42,983,473 13,262,344 (26,805,159)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings
(92,455) (153,819) (2,305,396) (4,412,971) (958,851) (2,715,216)
Total distributions (92,455) (153,819) (2,305,396) (4,412,971) (958,851) (2,715,216)
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued 6,516,196 27,780,538 137,473,506 152,305,774 12,113,972 15,141,211
Cost of shares redeemed (4,130,827) (26,515,927) (138,813,703) (175,857,766) (20,862,919) (39,784,389)
Change in net assets resulting
from capital transactions
2,385,369 1,264,611 (1,340,197) (23,551,992) (8,748,947) (24,643,178)
Change in net assets 1,549,619 2,279,613 93,384,064 15,018,510 3,554,546 (54,163,553)
NET ASSETS:
Beginning of period $ 10,095,188 $ 7,815,575 $ 398,968,514 $ 383,950,004 $ 64,733,834 $ 118,897,387
End of period $ 11,644,807 $ 10,095,188 $ 492,352,578 $ 398,968,514 $ 68,288,380 $ 64,733,834
SHARE TRANSACTIONS:
Beginning of period 520,000 440,000 8,800,000
(b)
9,400,000
(b)
2,102,944 2,702,944
Issued 180,000 420,000 1,900,000
(b)
2,700,000
(b)
50,000 50,000
Issued in-kind 190,000 1,080,000 700,000
(b)
600,000
(b)
300,000 350,000
Redeemed — — — — (100,000) (100,000)
Redemption in-kind (220,000) (1,420,000) (2,650,000)
(b)
(3,900,000)
(b)
(500,000) (900,000)
Shares outstanding, end of
period 670,000 520,000 8,750,000 8,800,000
(b)
1,852,944 2,102,944
(a) Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 10 to the Financial Statements.
(b) As described in Note 13, share amounts have been restated on a retroactive basis to reflect a 2:1 forward stock split effective November 20,
2025.

STATEMENTS OF CHANGES IN NET ASSETS :: FOR THE PERIODS INDICATED :: 259
PROSHARES TRUST
See accompanying notes to the financial statements.
Ultra Financials Ultra FTSE China 50 Ultra FTSE Europe
Six Months Ended
November 30,
2025 (Unaudited)
Year Ended May
31, 2025
Six Months Ended
November 30,
2025 (Unaudited)
Year Ended May
31, 2025
Six Months Ended
November 30,
2025 (Unaudited)
Year Ended May
31, 2025
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss) $ 5,656,391 $ 6,854,551 $ 193,576 $ 580,740 $ 91,749 $ 123,747
Net realized gain (loss) 125,549,648 227,169,130 688,220 675,459 — 245,237
Change in net unrealized
appreciation/depreciation (68,897,296) 14,581,668 2,399,807 2,873,449 1,003,658 305,863
Change in net assets resulting
from operations 62,308,743 248,605,349 3,281,603 4,129,648 1,095,407 674,847
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings
(4,895,309) (6,510,205) (198,851) (547,201) (88,603) (109,707)
Total distributions (4,895,309) (6,510,205) (198,851) (547,201) (88,603) (109,707)
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued 404,457,310 4,529,052 5,873,159 13,692,722 — 8,074,182
Cost of shares redeemed (456,759,851) (90,076,262) (5,522,514) (13,133,943) — (4,860,131)
Change in net assets resulting
from capital transactions
(52,302,541) (85,547,210) 350,645 558,779 — 3,214,051
Change in net assets 5,110,893 156,547,934 3,433,397 4,141,226 1,006,804 3,779,191
NET ASSETS:
Beginning of period $ 837,185,962 $ 680,638,028 $ 14,700,915 $ 10,559,689 $ 8,800,272 $ 5,021,081
End of period $ 842,296,855 $ 837,185,962 $ 18,134,312 $ 14,700,915 $ 9,807,076 $ 8,800,272
SHARE TRANSACTIONS:
Beginning of period 9,257,750 10,357,750 655,000 675,000 115,000 75,000
Issued 4,375,000 50,000 200,000 660,000 — 120,000
Issued in-kind — — — — — —
Redeemed (125,000) (200,000) (200,000) (680,000) — (80,000)
Redemption in-kind (4,725,000) (950,000) — — — —
Shares outstanding, end of
period 8,782,750 9,257,750 655,000 655,000 115,000 115,000
(a) Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 10 to the Financial Statements.

260 :: FOR THE PERIODS INDICATED :: STATEMENTS OF CHANGES IN NET ASSETS
PROSHARES TRUST
See accompanying notes to the financial statements.
Ultra Health Care Ultra High Yield Ultra Industrials
Six Months Ended
November 30,
2025 (Unaudited)
Year Ended May
31, 2025
Six Months Ended
November 30,
2025 (Unaudited)
Year Ended May
31, 2025
Six Months Ended
November 30,
2025 (Unaudited)
Year Ended May
31, 2025
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss) $ 625,660 $ 1,028,242 $ 140,259 $ 351,051 $ 118,890 $ 120,500
Net realized gain (loss) 181,217 7,678,769 (34) 1,781,929 (10,204) 7,669,914
Change in net unrealized
appreciation/depreciation 22,707,045 (25,030,288) 476,023 (1,754,625) 2,830,793 (3,391,825)
Change in net assets resulting
from operations 23,513,922 (16,323,277) 616,248 378,355 2,939,479 4,398,589
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings
(678,210) (991,561) (148,370) (377,761) (133,251) (89,149)
Total distributions (678,210) (991,561) (148,370) (377,761) (133,251) (89,149)
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued 868,705 5,554,960 57,335,174 131,804,233 2,731,653 2,469,847
Cost of shares redeemed (1,997,581) (10,846,494) (63,902,673) (121,416,627) — (7,393,216)
Change in net assets resulting
from capital transactions
(1,128,876) (5,291,534) (6,567,499) 10,387,606 2,731,653 (4,923,369)
Change in net assets 21,706,836 (22,606,372) (6,099,621) 10,388,200 5,537,881 (613,929)
NET ASSETS:
Beginning of period $ 64,340,788 $ 86,947,160 $ 17,916,793 $ 7,528,593 $ 22,687,732 $ 23,301,661
End of period $ 86,047,624 $ 64,340,788 $ 11,817,172 $ 17,916,793 $ 28,225,613 $ 22,687,732
SHARE TRANSACTIONS:
Beginning of period 1,630,000 1,760,000
(b)
240,000 110,000 560,000 710,000
Issued 10,000 40,000
(b)
740,000 1,810,000 — 30,000
Issued in-kind 10,000 70,000
(b)
— — 60,000 30,000
Redeemed (10,000) (80,000)
(b)
(830,000) (1,680,000) — —
Redemption in-kind (40,000) (160,000)
(b)
— — — (210,000)
Shares outstanding, end of
period 1,600,000 1,630,000 150,000 240,000 620,000 560,000
(a) Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 10 to the Financial Statements.
(b) As described in Note 13, share amounts have been restated on a retroactive basis to reflect a 2:1 forward stock split effective November 7, 2024.

STATEMENTS OF CHANGES IN NET ASSETS :: FOR THE PERIODS INDICATED :: 261
PROSHARES TRUST
See accompanying notes to the financial statements.
Ultra Materials Ultra MidCap400 Ultra MSCI Brazil Capped
Six Months Ended
November 30,
2025 (Unaudited)
Year Ended May
31, 2025
Six Months Ended
November 30,
2025 (Unaudited)
Year Ended May
31, 2025
Six Months Ended
November 30,
2025 (Unaudited)
Year Ended May
31, 2025
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss) $ 269,245 $ 420,061 $ 707,431 $ 586,818 $ 30,281 $ 104,813
Net realized gain (loss) 1,093,923 2,306,264 11,333,919 28,251,166 799,988 (1,462,337)
Change in net unrealized
appreciation/depreciation 293,619 (9,735,315) 11,099,689 (38,117,256) 317,809 1,212,137
Change in net assets resulting
from operations 1,656,787 (7,008,990) 23,141,039 (9,279,272) 1,148,078 (145,387)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings
(264,927) (386,623) (563,490) (609,184) (35,240) (121,405)
Total distributions (264,927) (386,623) (563,490) (609,184) (35,240) (121,405)
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued 4,143,416 3,561,686 13,801,574 44,038,553 — 1,057,820
Cost of shares redeemed (3,065,469) (8,322,724) (33,897,869) (38,918,109) (278,505) (1,762,370)
Change in net assets resulting
from capital transactions
1,077,947 (4,761,038) (20,096,295) 5,120,444 (278,505) (704,550)
Change in net assets 2,469,807 (12,156,651) 2,481,254 (4,768,012) 834,333 (971,342)
NET ASSETS:
Beginning of period $ 32,902,232 $ 45,058,883 $ 132,866,275 $ 137,634,287 $ 2,297,035 $ 3,268,377
End of period $ 35,372,039 $ 32,902,232 $ 135,347,529 $ 132,866,275 $ 3,131,368 $ 2,297,035
SHARE TRANSACTIONS:
Beginning of period 1,435,000 1,625,000 2,225,000 2,125,000 121,557 141,557
Issued 50,000 90,000 75,000 250,000 — 60,000
Issued in-kind 130,000 50,000 125,000 400,000 — —
Redeemed — — — — (10,000) (80,000)
Redemption in-kind (130,000) (330,000) (500,000) (550,000) — —
Shares outstanding, end of
period 1,485,000 1,435,000 1,925,000 2,225,000 111,557 121,557
(a) Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 10 to the Financial Statements.

262 :: FOR THE PERIODS INDICATED :: STATEMENTS OF CHANGES IN NET ASSETS
PROSHARES TRUST
See accompanying notes to the financial statements.
Ultra MSCI EAFE Ultra MSCI Emerging Markets Ultra MSCI Japan
Six Months Ended
November 30,
2025 (Unaudited)
Year Ended May
31, 2025
Six Months Ended
November 30,
2025 (Unaudited)
Year Ended May
31, 2025
Six Months Ended
November 30,
2025 (Unaudited)
Year Ended May
31, 2025
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss) $ 238,643 $ 201,938 $ 297,807 $ 592,149 $ 42,094 $ 122,005
Net realized gain (loss) 171,120 2,266,697 5,226,048 (528,259) 935,454 201,637
Change in net unrealized
appreciation/depreciation 2,330,130 (684,277) 2,687,722 1,035,381 429,614 (97,326)
Change in net assets resulting
from operations 2,739,893 1,784,358 8,211,577 1,099,271 1,407,162 226,316
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings
(204,190) (180,307) (298,951) (574,575) (37,553) (152,220)
Total distributions (204,190) (180,307) (298,951) (574,575) (37,553) (152,220)
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued 8,310,336 6,275,338 45,102,434 40,581,941 2,414,427 6,680,877
Cost of shares redeemed (3,379,694) (3,758,217) (48,843,300) (31,298,812) (2,453,564) (9,637,711)
Change in net assets resulting
from capital transactions
4,930,642 2,517,121 (3,740,866) 9,283,129 (39,137) (2,956,834)
Change in net assets 7,466,345 4,121,172 4,171,760 9,807,825 1,330,472 (2,882,738)
NET ASSETS:
Beginning of period $ 14,859,729 $ 10,738,557 $ 25,504,373 $ 15,696,548 $ 6,388,822 $ 9,271,560
End of period $ 22,326,074 $ 14,859,729 $ 29,676,133 $ 25,504,373 $ 7,719,294 $ 6,388,822
SHARE TRANSACTIONS:
Beginning of period 275,000 225,000 450,000 300,000 150,000 230,000
Issued 150,000 130,000 630,000 715,000 50,000 170,000
Issued in-kind — — — — — —
Redeemed (60,000) (80,000) (700,000) (565,000) (50,000) (250,000)
Redemption in-kind — — — — — —
Shares outstanding, end of
period 365,000 275,000 380,000 450,000 150,000 150,000
(a) Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 10 to the Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS :: FOR THE PERIODS INDICATED :: 263
PROSHARES TRUST
See accompanying notes to the financial statements.
Ultra Nasdaq Biotechnology Ultra Nasdaq Cloud Computing Ultra Nasdaq Cybersecurity
Six Months Ended
November 30,
2025 (Unaudited)
Year Ended May
31, 2025
Six Months Ended
November 30,
2025 (Unaudited)
Year Ended May
31, 2025
Six Months Ended
November 30,
2025 (Unaudited)
Year Ended May
31, 2025
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss) $ 279,344 $ 772,284 $ 9,174 $ 7,329 $ 48,158 $ 83,965
Net realized gain (loss) 2,199,329 613,648 284,344 565,343 389,761 1,004,220
Change in net unrealized
appreciation/depreciation 38,452,354 (13,697,806) 223,101 (286,297) (483,581) 866,673
Change in net assets resulting
from operations 40,931,027 (12,311,874) 516,619 286,375 (45,662) 1,954,858
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings
(350,818) (1,232,164) (4,239) (6,766) (38,502) (95,403)
Total distributions (350,818) (1,232,164) (4,239) (6,766) (38,502) (95,403)
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued 8,284,863 3,546,722 — 2,019,227 3,816,167 1,236,462
Cost of shares redeemed (5,426,629) (33,969,877) (1,102,102) (2,425,811) (3,762,300) (1,847,431)
Change in net assets resulting
from capital transactions
2,858,234 (30,423,155) (1,102,102) (406,584) 53,867 (610,969)
Change in net assets 43,438,443 (43,967,193) (589,722) (126,975) (30,297) 1,248,486
NET ASSETS:
Beginning of period $ 44,300,168 $ 88,267,361 $ 2,594,196 $ 2,721,171 $ 4,545,517 $ 3,297,031
End of period $ 87,738,611 $ 44,300,168 $ 2,004,474 $ 2,594,196 $ 4,515,220 $ 4,545,517
SHARE TRANSACTIONS:
Beginning of period 1,030,000 1,575,000 85,001 125,001 80,001 90,001
Issued — — — — 60,000 30,000
Issued in-kind 110,000 55,000 — 50,000 — —
Redeemed — (60,000) — — (60,000) (40,000)
Redemption in-kind (90,000) (540,000) (30,000) (90,000) — —
Shares outstanding, end of
period 1,050,000 1,030,000 55,001 85,001 80,001 80,001
(a) Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 10 to the Financial Statements.

264 :: FOR THE PERIODS INDICATED :: STATEMENTS OF CHANGES IN NET ASSETS
PROSHARES TRUST
See accompanying notes to the financial statements.
Ultra QQQ
®
Ultra QQQ Mega Ultra QQQ Top 30
Six Months Ended
November 30,
2025 (Unaudited)
Year Ended May
31, 2025
June 10, 2025*
through
November 30,
2025
(Unaudited)
August 13, 2025*
through
November 30,
2025
(Unaudited)
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss) $ 5,009,936 $ 18,022,703 $ 95,610 $ (2,234)
Net realized gain (loss) 1,276,885,969 1,713,271,413 3,125,318 (8,684)
Change in net unrealized appreciation/depreciation 1,542,810,007 (643,721,666) 4,411,825 787,271
Change in net assets resulting
from operations 2,824,705,912 1,087,572,450 7,632,753 776,353
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings
(12,122,182) (17,334,586) (50,587) (502)
Total distributions (12,122,182) (17,334,586) (50,587) (502)
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued 1,319,132,141 5,877,442,423 47,128,383 10,571,288
Cost of shares redeemed (1,139,648,567) (5,581,410,089) (17,014,025) —
Change in net assets resulting
from capital transactions
179,483,574 296,032,334 30,114,358 10,571,288
Change in net assets 2,992,067,304 1,366,270,198 37,696,524 11,347,139
NET ASSETS:
Beginning of period $ 7,681,861,069 $ 6,315,590,871 $ — $ —
End of period $ 10,673,928,373 $ 7,681,861,069 $ 37,696,524 $ 11,347,139
SHARE TRANSACTIONS:
Beginning of period 146,500,000
(b)
141,900,000
(b)
— —
Issued 12,850,000
(b)
32,800,000
(b)
640,001 250,001
Issued in-kind 7,650,000
(b)
87,900,000
(b)
270,000 10,000
Redeemed — — (50,000) —
Redemption in-kind (18,400,000)
(b)
(116,100,000)
(b)
(250,000) —
Shares outstanding, end of
period 148,600,000 146,500,000
(b)
610,001 260,001
* Commencement of investment operations.
(a) Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 10 to the Financial Statements.
(b) As described in Note 13, share amounts have been restated on a retroactive basis to reflect a 2:1 forward stock split effective November 20,
2025.

STATEMENTS OF CHANGES IN NET ASSETS :: FOR THE PERIODS INDICATED :: 265
PROSHARES TRUST
See accompanying notes to the financial statements.
Ultra Real Estate Ultra Russell2000 Ultra S&P500
®
Six Months Ended
November 30,
2025 (Unaudited)
Year Ended May
31, 2025
Six Months Ended
November 30,
2025 (Unaudited)
Year Ended May
31, 2025
Six Months Ended
November 30,
2025 (Unaudited)
Year Ended May
31, 2025
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss) $ 680,282 $ 1,417,175 $ 1,711,420 $ 3,807,518 $ 25,386,669 $ 46,887,132
Net realized gain (loss) 897,052 8,116,229 25,355,672 (37,946,174) 1,103,894,882 1,289,269,183
Change in net unrealized
appreciation/depreciation (2,113,613) 565,656 86,987,303 (44,894,365) 647,142,432 (563,634,571)
Change in net assets resulting
from operations (536,279) 10,099,060 114,054,395 (79,033,021) 1,776,423,983 772,521,744
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings
(620,047) (1,589,051) (1,218,216) (4,355,255) (25,883,304) (46,786,481)
Total distributions (620,047) (1,589,051) (1,218,216) (4,355,255) (25,883,304) (46,786,481)
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued 5,063,734 14,963,272 71,266,172 538,735,457 1,966,638,220 4,405,610,657
Cost of shares redeemed (9,012,762) (19,358,286) (250,490,699) (351,120,036) (2,061,032,464) (4,618,193,533)
Change in net assets resulting
from capital transactions
(3,949,028) (4,395,014) (179,224,527) 187,615,421 (94,394,244) (212,582,876)
Change in net assets (5,105,354) 4,114,995 (66,388,348) 104,227,145 1,656,146,435 513,152,387
NET ASSETS:
Beginning of period $ 61,667,062 $ 57,552,067 $ 309,292,414 $ 205,065,269 $ 5,622,093,616 $ 5,108,941,229
End of period $ 56,561,708 $ 61,667,062 $ 242,904,066 $ 309,292,414 $ 7,278,240,051 $ 5,622,093,616
SHARE TRANSACTIONS:
Beginning of period 968,744 1,033,744 9,050,000 5,350,000 126,000,000
(b)
131,700,000
(b)
Issued 50,000 115,000 1,650,000 12,450,000 24,100,000
(b)
34,300,000
(b)
Issued in-kind 30,000 105,000 — — 13,300,000
(b)
67,000,000
(b)
Redeemed — — (5,650,000) (8,750,000) — —
Redemption in-kind (140,000) (285,000) — — (38,500,000)
(b)
(107,000,000)
(b)
Shares outstanding, end of
period 908,744 968,744 5,050,000 9,050,000 124,900,000 126,000,000
(b)
(a) Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 10 to the Financial Statements.
(b) As described in Note 13, share amounts have been restated on a retroactive basis to reflect a 2:1 forward stock split effective November 20,
2025.

266 :: FOR THE PERIODS INDICATED :: STATEMENTS OF CHANGES IN NET ASSETS
PROSHARES TRUST
See accompanying notes to the financial statements.
Ultra S&P 500
Equal Weight Ultra Semiconductors Ultra SmallCap600
August 25, 2025*
through
November 30,
2025
(Unaudited)
Six Months Ended
November 30,
2025 (Unaudited)
Year Ended May
31, 2025
Six Months Ended
November 30,
2025 (Unaudited)
Year Ended May
31, 2025
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss) $ 118,520 $ 1,471,985 $ 5,018,009 $ 181,873 $ 426,301
Net realized gain (loss) (258,881) 819,887,779 361,897,727 3,089,062 19,593
Change in net unrealized appreciation/
depreciation 1,070,013 13,994,420 (416,468,613) 3,628,114 (5,825,186)
Change in net assets resulting
from operations 929,652 835,354,184 (49,552,877) 6,899,049 (5,379,292)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings
(26,970) (3,473,419) (2,058,641) (120,523) (493,691)
Total distributions (26,970) (3,473,419) (2,058,641) (120,523) (493,691)
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued 58,398,779 548,420,122 481,857,698 233,705 5,770,314
Cost of shares redeemed (10,182,965) (723,441,795) (427,137,040) (10,993,970) (5,585,180)
Change in net assets resulting
from capital transactions
48,215,814 (175,021,673) 54,720,658 (10,760,265) 185,134
Change in net assets 49,118,496 656,859,092 3,109,140 (3,981,739) (5,687,849)
NET ASSETS:
Beginning of period $ — $ 1,005,563,888 $ 1,002,454,748 $ 27,070,037 $ 32,757,886
End of period $ 49,118,496 $ 1,662,422,980 $ 1,005,563,888 $ 23,088,298 $ 27,070,037
SHARE TRANSACTIONS:
Beginning of period — 36,540,000
(b)
34,120,000
(b) (c)
1,315,000 1,335,000
Issued 1,190,001 10,040,000
(b)
1,360,000
(b) (c)
— 80,000
Issued in-kind 270,000 2,020,000
(b)
15,520,000
(b) (c)
10,000 130,000
Redeemed (100,000) — — — —
Redemption in-kind (160,000) (17,020,000)
(b)
(14,460,000)
(b) (c)
(440,000) (230,000)
Shares outstanding, end of
period 1,200,001 31,580,000 36,540,000
(b)
885,000 1,315,000
* Commencement of investment operations.
(a) Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 10 to the Financial Statements.
(b) As described in Note 13, share amounts have been restated on a retroactive basis to reflect a 2:1 forward stock split effective November 20,
2025.
(c) As described in Note 13, share amounts have been restated on a retroactive basis to reflect a 2:1 forward stock split effective November 7,
2024.

STATEMENTS OF CHANGES IN NET ASSETS :: FOR THE PERIODS INDICATED :: 267
PROSHARES TRUST
See accompanying notes to the financial statements.
Ultra Technology Ultra Utilities UltraPro Dow30
SM
Six Months Ended
November 30,
2025 (Unaudited)
Year Ended May
31, 2025
Six Months Ended
November 30,
2025 (Unaudited)
Year Ended May
31, 2025
Six Months Ended
November 30,
2025 (Unaudited)
Year Ended May
31, 2025
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss) $ 730,729 $ 2,374,456 $ 134,474 $ 339,912 $ 5,291,093 $ 8,945,289
Net realized gain (loss) 131,490,242 153,492,760 385,912 2,057,973 106,931,382 274,729,868
Change in net unrealized
appreciation/depreciation 159,543,550 (122,427,019) 2,842,620 751,570 117,474,775 (186,624,941)
Change in net assets resulting
from operations 291,764,521 33,440,197 3,363,006 3,149,455 229,697,250 97,050,216
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings
(1,859,350) (1,617,504) (151,282) (324,242) (6,379,437) (8,397,054)
Total distributions (1,859,350) (1,617,504) (151,282) (324,242) (6,379,437) (8,397,054)
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued 81,021,812 23,208,640 5,332,189 9,870,579 510,981,439 882,211,690
Cost of shares redeemed (152,427,607) (86,324,928) (7,192,316) (11,942,425) (667,875,891) (1,013,729,038)
Change in net assets resulting
from capital transactions
(71,405,795) (63,116,288) (1,860,127) (2,071,846) (156,894,452) (131,517,348)
Change in net assets 218,499,376 (31,293,595) 1,351,597 753,367 66,423,361 (42,864,186)
NET ASSETS:
Beginning of period $ 631,247,184 $ 662,540,779 $ 16,663,106 $ 15,909,739 $ 679,198,251 $ 722,062,437
End of period $ 849,746,560 $ 631,247,184 $ 18,014,703 $ 16,663,106 $ 745,621,612 $ 679,198,251
SHARE TRANSACTIONS:
Beginning of period 9,905,000 10,915,000 820,000
(b)
940,000
(b)
16,100,000
(c)
18,800,000
(c)
Issued 960,000 110,000 — 440,000
(b)
6,000,000
(c)
4,000,000
(c)
Issued in-kind 20,000 240,000 240,000
(b)
80,000
(b)
4,100,000
(c)
15,700,000
(c)
Redeemed — — (240,000)
(b)
(200,000)
(b)
— —
Redemption in-kind (1,820,000) (1,360,000) (80,000)
(b)
(440,000)
(b)
(13,150,000)
(c)
(22,400,000)
(c)
Shares outstanding, end of
period 9,065,000 9,905,000 740,000 820,000
(b)
13,050,000 16,100,000
(c)
(a) Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 10 to the Financial Statements.
(b) As described in Note 13, share amounts have been restated on a retroactive basis to reflect a 4:1 forward stock split effective November 20,
2025.
(c) As described in Note 13, share amounts have been restated on a retroactive basis to reflect a 2:1 forward stock split effective November 20,
2025.

268 :: FOR THE PERIODS INDICATED :: STATEMENTS OF CHANGES IN NET ASSETS
PROSHARES TRUST
See accompanying notes to the financial statements.
UltraPro MidCap400 UltraPro QQQ
®
UltraPro Russell2000
Six Months Ended
November 30,
2025 (Unaudited)
Year Ended May
31, 2025
Six Months Ended
November 30,
2025 (Unaudited)
Year Ended May
31, 2025
Six Months Ended
November 30,
2025 (Unaudited)
Year Ended May
31, 2025
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss) $ 169,880 $ 323,341 $ 67,963,946 $ 307,206,322 $ 2,204,812 $ 5,398,183
Net realized gain (loss) 2,032,127 (1,618,483) 9,334,126,670 8,445,891,840 35,084,483 31,776,080
Change in net unrealized
appreciation/depreciation 4,133,152 (5,332,436) 2,688,718,378 (3,278,093,907) 135,082,769 (137,460,234)
Change in net assets resulting
from operations 6,335,159 (6,627,578) 12,090,808,994 5,475,004,255 172,372,064 (100,285,971)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings
(177,346) (292,151) (98,805,430) (322,934,008) (1,631,946) (6,133,397)
Total distributions (177,346) (292,151) (98,805,430) (322,934,008) (1,631,946) (6,133,397)
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued 463,786 13,842,549 10,650,753,712 24,938,044,097 93,431,517 490,454,459
Cost of shares redeemed (4,879,339) (13,737,289) (16,279,591,391) (27,165,408,570) (171,392,892) (578,404,535)
Change in net assets resulting
from capital transactions
(4,415,553) 105,260 (5,628,837,679) (2,227,364,473) (77,961,375) (87,950,076)
Change in net assets 1,742,260 (6,814,469) 6,363,165,885 2,924,705,774 92,778,743 (194,369,444)
NET ASSETS:
Beginning of period $ 26,192,702 $ 33,007,171 $ 24,411,133,151 $ 21,486,427,377 $ 295,605,456 $ 489,974,900
End of period $ 27,934,962 $ 26,192,702 $ 30,774,299,036 $ 24,411,133,151 $ 388,384,199 $ 295,605,456
SHARE TRANSACTIONS:
Beginning of period 1,260,000 1,280,000 695,800,000
(b)
687,800,000
(b)
8,650,000 10,800,000
Issued — 230,000 139,000,000
(b)
248,500,000
(b)
1,900,000 10,150,000
Issued in-kind 20,000 280,000 79,950,000
(b)
539,400,000
(b)
— —
Redeemed — (220,000) — — (2,850,000) (10,850,000)
Redemption in-kind (200,000) (310,000) (351,200,000)
(b)
(779,900,000)
(b)
(650,000) (1,450,000)
Shares outstanding, end of
period 1,080,000 1,260,000 563,550,000 695,800,000
(b)
7,050,000 8,650,000
(a) Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 10 to the Financial Statements.
(b) As described in Note 13, share amounts have been restated on a retroactive basis to reflect a 2:1 forward stock split effective November 20,
2025.

STATEMENTS OF CHANGES IN NET ASSETS :: FOR THE PERIODS INDICATED :: 269
PROSHARES TRUST
See accompanying notes to the financial statements.
UltraPro S&P500
®
UltraPro Short 20+ Year Treasury UltraPro Short Dow30
SM
Six Months Ended
November 30,
2025 (Unaudited)
Year Ended May
31, 2025
Six Months Ended
November 30,
2025 (Unaudited)
Year Ended May
31, 2025
Six Months Ended
November 30,
2025 (Unaudited)
Year Ended May
31, 2025
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss) $ 20,111,316 $ 42,127,853 $ 298,998 $ 626,062 $ 4,760,012 $ 16,166,020
Net realized gain (loss) 1,638,461,065 912,565,506 1,905,579 17,103,234 (45,419,665) (178,813,598)
Change in net unrealized
appreciation/depreciation 61,562,727 (254,008,854) (5,844,747) (17,039,083) (26,677,870) 105,347,293
Change in net assets resulting
from operations 1,720,135,108 700,684,505 (3,640,170) 690,213 (67,337,523) (57,300,285)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings
(19,979,190) (41,518,036) (325,836) (3,730,114) (4,345,134) (19,126,374)
Total distributions (19,979,190) (41,518,036) (325,836) (3,730,114) (4,345,134) (19,126,374)
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued 2,890,841,593 5,710,982,839 23,480,029 124,829,271 252,842,833 750,868,123
Cost of shares redeemed (3,320,043,234) (5,974,562,685) (24,092,045) (135,934,886) (210,254,907) (745,130,248)
Change in net assets resulting
from capital transactions
(429,201,641) (263,579,846) (612,016) (11,105,615) 42,587,926 5,737,875
Change in net assets 1,270,954,277 395,586,623 (4,578,022) (14,145,516) (29,094,731) (70,688,784)
NET ASSETS:
Beginning of period $ 3,836,825,481 $ 3,441,238,858 $ 24,647,463 $ 38,792,979 $ 217,277,139 $ 287,965,923
End of period $ 5,107,779,758 $ 3,836,825,481 $ 20,069,441 $ 24,647,463 $ 188,182,408 $ 217,277,139
SHARE TRANSACTIONS:
Beginning of period 47,950,000 49,150,000 313,605 493,605 4,597,441 4,160,570
(b)
Issued 19,900,000 22,300,000 310,000 1,670,000 6,750,000 13,800,000
(b)
Issued in-kind 7,400,000 50,550,000 — — — —
Redeemed — — (320,000) (1,850,000) (5,650,000) (13,363,129)
(b)
Redemption in-kind (31,650,000) (74,050,000) — — — —
Shares outstanding, end of
period 43,600,000 47,950,000 303,605 313,605 5,697,441 4,597,441
(a) Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 10 to the Financial Statements.
(b) As described in Note 13, share amounts have been restated on a retroactive basis to reflect a 1:4 reverse stock split effective November 7, 2024.

270 :: FOR THE PERIODS INDICATED :: STATEMENTS OF CHANGES IN NET ASSETS
PROSHARES TRUST
See accompanying notes to the financial statements.
UltraPro Short MidCap400 UltraPro Short QQQ
®
UltraPro Short Russell2000
Six Months Ended
November 30,
2025 (Unaudited)
Year Ended May
31, 2025
Six Months Ended
November 30,
2025 (Unaudited)
Year Ended May
31, 2025
Six Months Ended
November 30,
2025 (Unaudited)
Year Ended May
31, 2025
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss) $ 63,613 $ 146,894 $ 100,478,478 $ 173,857,202 $ 2,390,739 $ 5,230,038
Net realized gain (loss) (1,628,868) 77,422 (1,994,568,197) (1,228,472,869) (29,621,993) (39,708,661)
Change in net unrealized
appreciation/depreciation 746,298 (654,743) 462,120,301 (566,744,310) (22,900,608) 22,759,640
Change in net assets resulting
from operations (818,957) (430,427) (1,431,969,418) (1,621,359,977) (50,131,862) (11,718,983)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings
(72,865) (134,464) (89,018,171) (189,397,932) (1,993,912) (6,317,270)
Total distributions (72,865) (134,464) (89,018,171) (189,397,932) (1,993,912) (6,317,270)
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued 398,276 2,232,087 7,398,208,188 13,455,162,606 155,029,713 311,541,339
Cost of shares redeemed (425,786) (2,041,330) (6,559,573,168) (11,309,327,299) (116,221,146) (324,518,558)
Change in net assets resulting
from capital transactions
(27,510) 190,757 838,635,020 2,145,835,307 38,808,567 (12,977,219)
Change in net assets (919,332) (374,134) (682,352,569) 335,077,398 (13,317,207) (31,013,472)
NET ASSETS:
Beginning of period $ 3,293,203 $ 3,667,337 $ 3,100,176,816 $ 2,765,099,418 $ 89,137,278 $ 120,150,750
End of period $ 2,373,871 $ 3,293,203 $ 2,417,824,247 $ 3,100,176,816 $ 75,820,071 $ 89,137,278
SHARE TRANSACTIONS:
Beginning of period 189,322
(b)
169,322
(b)
26,183,537
(c)
11,014,022
(c) (d)
1,101,912
(e)
1,101,912
(e)
Issued 30,000
(b)
125,000
(b)
88,760,000
(c)
80,038,000
(c) (d)
3,000,000
(e)
3,712,500
(e)
Issued in-kind — — — — — —
Redeemed (30,027)
(b)
(105,000)
(b)
(79,590,000)
(c)
(64,868,485)
(c) (d)
(2,312,500)
(e)
(3,712,500)
(e)
Redemption in-kind — — — — — —
Shares outstanding, end of
period 189,295 189,322
(b)
35,353,537 26,183,537
(c)
1,789,412 1,101,912
(e)
(a) Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 10 to the Financial Statements.
(b) As described in Note 13, share amounts have been restated on a retroactive basis to reflect a 1:2 reverse stock split effective June 12, 2025.
(c) As described in Note 13, share amounts have been restated on a retroactive basis to reflect a 1:5 reverse stock split effective November 20,
2025.
(d) As described in Note 13, share amounts have been restated on a retroactive basis to reflect a 1:5 reverse stock split effective November 7, 2024.
(e) As described in Note 13, share amounts have been restated on a retroactive basis to reflect a 1:4 reverse stock split effective November 20,
2025.

STATEMENTS OF CHANGES IN NET ASSETS :: FOR THE PERIODS INDICATED :: 271
PROSHARES TRUST
See accompanying notes to the financial statements.
UltraPro Short S&P500
®
UltraShort 7-10 Year Treasury UltraShort 20+ Year Treasury
Six Months Ended
November 30,
2025 (Unaudited)
Year Ended May
31, 2025
Six Months Ended
November 30,
2025 (Unaudited)
Year Ended May
31, 2025
Six Months Ended
November 30,
2025 (Unaudited)
Year Ended May
31, 2025
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss) $ 15,349,629 $ 32,104,224 $ 213,748 $ 512,583 $ 4,418,087 $ 12,339,459
Net realized gain (loss) (55,053,784) (273,779,061) (474,852) 2,143,056 6,752,734 (41,268,477)
Change in net unrealized
appreciation/depreciation (163,373,144) 27,270,612 (404,871) (2,851,235) (38,992,428) 45,342,474
Change in net assets resulting
from operations (203,077,299) (214,404,225) (665,975) (195,596) (27,821,607) 16,413,456
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings
(13,406,437) (37,573,548) (230,433) (544,038) (4,595,381) (14,108,908)
Total distributions (13,406,437) (37,573,548) (230,433) (544,038) (4,595,381) (14,108,908)
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued 1,528,492,867 3,671,867,725 — 16,283,952 99,313,453 578,733,053
Cost of shares redeemed (1,403,364,900) (3,467,960,042) (1,103,846) (18,630,536) (146,942,036) (631,033,967)
Change in net assets resulting
from capital transactions
125,127,967 203,907,683 (1,103,846) (2,346,584) (47,628,583) (52,300,914)
Change in net assets (91,355,769) (48,070,090) (2,000,254) (3,086,218) (80,045,571) (49,996,366)
NET ASSETS:
Beginning of period $ 566,445,007 $ 614,515,097 $ 13,976,866 $ 17,063,084 $ 312,571,447 $ 362,567,813
End of period $ 475,089,238 $ 566,445,007 $ 11,976,612 $ 13,976,866 $ 232,525,876 $ 312,571,447
SHARE TRANSACTIONS:
Beginning of period 7,259,722
(b)
4,759,722
(b)
600,000 700,000 8,436,929 10,056,929
Issued 26,512,500
(b)
37,125,000
(b)
— 700,000 2,880,000 16,950,000
Issued in-kind — — — — — —
Redeemed (24,337,500)
(b)
(34,625,000)
(b)
(50,000) (800,000) (4,300,000) (18,570,000)
Redemption in-kind — — — — — —
Shares outstanding, end of
period 9,434,722 7,259,722
(b)
550,000 600,000 7,016,929 8,436,929
(a) Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 10 to the Financial Statements.
(b) As described in Note 13, share amounts have been restated on a retroactive basis to reflect a 1:4 reverse stock split effective November 20,
2025.

272 :: FOR THE PERIODS INDICATED :: STATEMENTS OF CHANGES IN NET ASSETS
PROSHARES TRUST
See accompanying notes to the financial statements.
UltraShort Consumer Discretionary UltraShort Consumer Staples UltraShort Dow30
SM
Six Months Ended
November 30,
2025 (Unaudited)
Year Ended May
31, 2025
Six Months Ended
November 30,
2025 (Unaudited)
Year Ended May
31, 2025
Six Months Ended
November 30,
2025 (Unaudited)
Year Ended May
31, 2025
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss) $ 64,443 $ 98,011 $ 11,332 $ 28,491 $ 942,284 $ 3,189,135
Net realized gain (loss) (1,539,828) (1,137,293) — (427,834) (5,943,103) (32,133,912)
Change in net unrealized
appreciation/depreciation 978,804 (573,789) 62,421 336,108 (6,092,280) 17,933,948
Change in net assets resulting
from operations (496,581) (1,613,071) 73,753 (63,235) (11,093,099) (11,010,829)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings
(72,155) (77,664) (10,612) (35,839) (930,905) (3,653,281)
Total distributions (72,155) (77,664) (10,612) (35,839) (930,905) (3,653,281)
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued 1,396,858 6,741,248 — 468,760 21,598,799 55,325,470
Cost of shares redeemed (170,323) (4,333,076) — (495,702) (19,361,546) (57,927,641)
Change in net assets resulting
from capital transactions
1,226,535 2,408,172 — (26,942) 2,237,253 (2,602,171)
Change in net assets 657,799 717,437 63,141 (126,016) (9,786,751) (17,266,281)
NET ASSETS:
Beginning of period $ 2,569,413 $ 1,851,976 $ 693,016 $ 819,032 $ 57,131,047 $ 74,397,328
End of period $ 3,227,212 $ 2,569,413 $ 756,157 $ 693,016 $ 47,344,296 $ 57,131,047
SHARE TRANSACTIONS:
Beginning of period 138,348
(b)
58,348
(b)
60,568 60,568 2,159,786 2,259,786
Issued 90,000
(b)
270,000
(b)
— 40,000 950,000 1,900,000
Issued in-kind — — — — — —
Redeemed (10,017)
(b)
(190,000)
(b)
— (40,000) (850,000) (2,000,000)
Redemption in-kind — — — — — —
Shares outstanding, end of
period 218,331 138,348
(b)
60,568 60,568 2,259,786 2,159,786
(a) Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 10 to the Financial Statements.
(b) As described in Note 13, share amounts have been restated on a retroactive basis to reflect a 1:2 reverse stock split effective June 12, 2025.

STATEMENTS OF CHANGES IN NET ASSETS :: FOR THE PERIODS INDICATED :: 273
PROSHARES TRUST
See accompanying notes to the financial statements.
UltraShort Energy UltraShort Financials UltraShort FTSE China 50
Six Months Ended
November 30,
2025 (Unaudited)
Year Ended May
31, 2025
Six Months Ended
November 30,
2025 (Unaudited)
Year Ended May
31, 2025
Six Months Ended
November 30,
2025 (Unaudited)
Year Ended May
31, 2025
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss) $ 215,453 $ 704,493 $ 251,077 $ 644,667 $ 111,546 $ 623,081
Net realized gain (loss) — (6,237,668) (670,930) (9,930,199) (312,028) (12,540,170)
Change in net unrealized
appreciation/depreciation (2,549,620) 10,868,217 (451,336) 4,152,740 (1,521,745) 4,567,759
Change in net assets resulting
from operations (2,334,167) 5,335,042 (871,189) (5,132,792) (1,722,227) (7,349,330)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings
(227,292) (884,355) (261,927) (799,505) (181,043) (564,158)
Total distributions (227,292) (884,355) (261,927) (799,505) (181,043) (564,158)
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued 19,069,667 34,598,319 2,769,766 8,533,352 1,678,421 8,078,398
Cost of shares redeemed (17,631,388) (45,946,438) (2,015,653) (6,255,348) (324,119) (8,123,316)
Change in net assets resulting
from capital transactions
1,438,279 (11,348,119) 754,113 2,278,004 1,354,302 (44,918)
Change in net assets (1,123,180) (6,897,432) (379,003) (3,654,293) (548,968) (7,958,406)
NET ASSETS:
Beginning of period $ 12,974,100 $ 19,871,532 $ 11,088,992 $ 14,743,285 $ 7,014,690 $ 14,973,096
End of period $ 11,850,920 $ 12,974,100 $ 10,709,989 $ 11,088,992 $ 6,465,722 $ 7,014,690
SHARE TRANSACTIONS:
Beginning of period 313,265 525,814
(b)
368,042 299,417
(b)
290,974
(c)
250,974
(c)
Issued 550,000 925,000
(b)
100,000 231,250
(b)
90,000
(c)
280,000
(c)
Issued in-kind — — — — — —
Redeemed (500,000) (1,137,549)
(b)
(75,000) (162,625)
(b)
(15,000)
(c)
(240,000)
(c)
Redemption in-kind — — — — — —
Shares outstanding, end of
period 363,265 313,265 393,042 368,042 365,974 290,974
(c)
(a) Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 10 to the Financial Statements.
(b) As described in Note 13, share amounts have been restated on a retroactive basis to reflect a 1:4 reverse stock split effective November 7, 2024.
(c) As described in Note 13, share amounts have been restated on a retroactive basis to reflect a 1:2 reverse stock split effective November 20,
2025.

274 :: FOR THE PERIODS INDICATED :: STATEMENTS OF CHANGES IN NET ASSETS
PROSHARES TRUST
See accompanying notes to the financial statements.
UltraShort FTSE Europe UltraShort Health Care UltraShort Industrials
Six Months Ended
November 30,
2025 (Unaudited)
Year Ended May
31, 2025
Six Months Ended
November 30,
2025 (Unaudited)
Year Ended May
31, 2025
Six Months Ended
November 30,
2025 (Unaudited)
Year Ended May
31, 2025
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss) $ 338,834 $ 1,016,063 $ 17,863 $ 45,259 $ 31,501 $ 59,037
Net realized gain (loss) (3,938,558) (18,758,095) 59,862 (461,589) (480,343) (549,002)
Change in net unrealized
appreciation/depreciation 1,513,415 14,658,054 (488,141) 801,620 278,949 (107,586)
Change in net assets resulting
from operations (2,086,309) (3,083,978) (410,416) 385,290 (169,893) (597,551)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings
(344,180) (1,116,762) (20,597) (50,293) (32,657) (61,174)
Total distributions (344,180) (1,116,762) (20,597) (50,293) (32,657) (61,174)
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued 3,846,142 30,749,757 329,851 2,981,165 497,301 2,163,606
Cost of shares redeemed (5,674,548) (29,827,100) (1,065,565) (1,945,027) (363,857) (1,403,665)
Change in net assets resulting
from capital transactions
(1,828,406) 922,657 (735,714) 1,036,138 133,444 759,941
Change in net assets (4,258,895) (3,278,083) (1,166,727) 1,371,135 (69,106) 101,216
NET ASSETS:
Beginning of period $ 18,028,122 $ 21,306,205 $ 2,145,530 $ 774,395 $ 1,331,280 $ 1,230,064
End of period $ 13,769,227 $ 18,028,122 $ 978,803 $ 2,145,530 $ 1,262,174 $ 1,331,280
SHARE TRANSACTIONS:
Beginning of period 657,365 582,424
(b)
170,430 70,430 97,568
(c)
62,568
(c)
Issued 150,000 890,000
(b)
30,000 270,000 40,000
(c)
120,000
(c)
Issued in-kind — — — — — —
Redeemed (225,000) (815,059)
(b)
(90,000) (170,000) (30,017)
(c)
(85,000)
(c)
Redemption in-kind — — — — — —
Shares outstanding, end of
period 582,365 657,365 110,430 170,430 107,551 97,568
(c)
(a) Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 10 to the Financial Statements.
(b) As described in Note 13, share amounts have been restated on a retroactive basis to reflect a 1:5 reverse stock split effective November 7, 2024.
(c) As described in Note 13, share amounts have been restated on a retroactive basis to reflect a 1:2 reverse stock split effective June 12, 2025.

STATEMENTS OF CHANGES IN NET ASSETS :: FOR THE PERIODS INDICATED :: 275
PROSHARES TRUST
See accompanying notes to the financial statements.
UltraShort Materials UltraShort MidCap400 UltraShort MSCI Brazil Capped
Six Months Ended
November 30,
2025 (Unaudited)
Year Ended May
31, 2025
Six Months Ended
November 30,
2025 (Unaudited)
Year Ended May
31, 2025
Six Months Ended
November 30,
2025 (Unaudited)
Year Ended May
31, 2025
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss) $ 14,323 $ 50,839 $ 27,940 $ 66,043 $ 135,344 $ 384,343
Net realized gain (loss) — (454,735) (218,866) (356,773) (887,831) (2,987,929)
Change in net unrealized
appreciation/depreciation (66,823) 401,418 (33,501) 147,209 (2,028,499) 2,841,409
Change in net assets resulting
from operations (52,500) (2,478) (224,427) (143,521) (2,780,986) 237,823
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings
(16,078) (54,310) (28,155) (75,059) (143,174) (380,980)
Total distributions (16,078) (54,310) (28,155) (75,059) (143,174) (380,980)
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued — 1,714,862 — 1,655,907 3,059,143 11,909,729
Cost of shares redeemed — (1,993,081) (206,648) (1,601,913) (6,605,986) (10,484,616)
Change in net assets resulting
from capital transactions
— (278,219) (206,648) 53,994 (3,546,843) 1,425,113
Change in net assets (68,578) (335,007) (459,230) (164,586) (6,471,003) 1,281,956
NET ASSETS:
Beginning of period $ 825,746 $ 1,160,753 $ 1,369,548 $ 1,534,134 $ 10,331,285 $ 9,049,329
End of period $ 757,168 $ 825,746 $ 910,318 $ 1,369,548 $ 3,860,282 $ 10,331,285
SHARE TRANSACTIONS:
Beginning of period 55,024 80,042
(b)
138,510 138,510 416,773
(c)
329,273
(c)
Issued — 100,000
(b)
— 150,000 175,000
(c)
475,000
(c)
Issued in-kind — — — — — —
Redeemed — (125,018)
(b)
(25,000) (150,000) (337,500)
(c)
(387,500)
(c)
Redemption in-kind — — — — — —
Shares outstanding, end of
period 55,024 55,024 113,510 138,510 254,273 416,773
(c)
(a) Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 10 to the Financial Statements.
(b) As described in Note 13, share amounts have been restated on a retroactive basis to reflect a 1:2 reverse stock split effective November 7, 2024.
(c) As described in Note 13, share amounts have been restated on a retroactive basis to reflect a 1:2 reverse stock split effective November 20,
2025.

276 :: FOR THE PERIODS INDICATED :: STATEMENTS OF CHANGES IN NET ASSETS
PROSHARES TRUST
See accompanying notes to the financial statements.
UltraShort MSCI EAFE UltraShort MSCI Emerging Markets UltraShort MSCI Japan
Six Months Ended
November 30,
2025 (Unaudited)
Year Ended May
31, 2025
Six Months Ended
November 30,
2025 (Unaudited)
Year Ended May
31, 2025
Six Months Ended
November 30,
2025 (Unaudited)
Year Ended May
31, 2025
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss) $ 25,247 $ 56,785 $ 80,677 $ 212,465 $ 104,678 $ 189,439
Net realized gain (loss) (273,323) (371,874) (1,531,596) (1,711,585) (854,649) (877,560)
Change in net unrealized
appreciation/depreciation 120,674 (187,570) 161,567 470,243 (531,772) 46,059
Change in net assets resulting
from operations (127,402) (502,659) (1,289,352) (1,028,877) (1,281,743) (642,062)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings
(24,497) (53,532) (84,668) (218,787) (87,272) (202,347)
Total distributions (24,497) (53,532) (84,668) (218,787) (87,272) (202,347)
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued 508,873 3,053,513 1,374,144 2,953,904 4,254,250 9,657,141
Cost of shares redeemed (281,805) (2,262,176) (1,777,738) (2,651,474) (2,191,391) (8,924,156)
Change in net assets resulting
from capital transactions
227,068 791,337 (403,594) 302,430 2,062,859 732,985
Change in net assets 75,169 235,146 (1,777,614) (945,234) 693,844 (111,424)
NET ASSETS:
Beginning of period $ 1,063,392 $ 828,246 $ 4,437,451 $ 5,382,685 $ 5,006,672 $ 5,118,096
End of period $ 1,138,561 $ 1,063,392 $ 2,659,837 $ 4,437,451 $ 5,700,516 $ 5,006,672
SHARE TRANSACTIONS:
Beginning of period 93,703 56,214
(b)
154,386
(c)
144,386
(c)
149,927 119,978
(d)
Issued 50,000 200,000
(b)
60,000
(c)
90,000
(c)
140,000 245,000
(d)
Issued in-kind — — — — — —
Redeemed (25,000) (162,511)
(b)
(80,000)
(c)
(80,000)
(c)
(70,000) (215,051)
(d)
Redemption in-kind — — — — — —
Shares outstanding, end of
period 118,703 93,703 134,386 154,386
(c)
219,927 149,927
(a) Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 10 to the Financial Statements.
(b) As described in Note 13, share amounts have been restated on a retroactive basis to reflect a 1:2 reverse stock split effective November 7, 2024.
(c) As described in Note 13, share amounts have been restated on a retroactive basis to reflect a 1:2 reverse stock split effective November 20,
2025.
(d) As described in Note 13, share amounts have been restated on a retroactive basis to reflect a 1:4 reverse stock split effective November 7, 2024.

STATEMENTS OF CHANGES IN NET ASSETS :: FOR THE PERIODS INDICATED :: 277
PROSHARES TRUST
See accompanying notes to the financial statements.
UltraShort Nasdaq Biotechnology UltraShort QQQ
®
UltraShort QQQ
Mega
Six Months Ended
November 30,
2025 (Unaudited)
Year Ended May
31, 2025
Six Months Ended
November 30,
2025 (Unaudited)
Year Ended May
31, 2025
June 10, 2025*
through
November 30,
2025
(Unaudited)
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss) $ 50,022 $ 130,477 $ 7,546,123 $ 12,902,774 $ 48,260
Net realized gain (loss) (1,038,921) 141,328 (38,628,395) (52,817,587) (1,129,863)
Change in net unrealized appreciation/
depreciation (820,614) 149,258 (58,373,238) (41,234,811) (447,429)
Change in net assets resulting
from operations (1,809,513) 421,063 (89,455,510) (81,149,624) (1,529,032)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings
(45,962) (139,930) (6,481,312) (14,864,321) (27,304)
Total distributions (45,962) (139,930) (6,481,312) (14,864,321) (27,304)
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued 1,738,284 2,059,091 665,846,444 2,263,125,392 4,348,981
Cost of shares redeemed (358,928) (2,958,692) (544,654,033) (2,175,100,235) (1,565,218)
Change in net assets resulting
from capital transactions
1,379,356 (899,601) 121,192,411 88,025,157 2,783,763
Change in net assets (476,119) (618,468) 25,255,589 (7,988,788) 1,227,427
NET ASSETS:
Beginning of period $ 2,881,910 $ 3,500,378 $ 261,608,059 $ 269,596,847 $ —
End of period $ 2,405,791 $ 2,881,910 $ 286,863,648 $ 261,608,059 $ 1,227,427
SHARE TRANSACTIONS:
Beginning of period 151,096 196,096 9,098,903 6,148,903 —
Issued 130,000 120,000 29,800,000 62,450,000 110,001
Issued in-kind — — — — —
Redeemed (20,000) (165,000) (24,700,000) (59,500,000) (60,000)
Redemption in-kind — — — — —
Shares outstanding, end of
period 261,096 151,096 14,198,903 9,098,903 50,001
* Commencement of investment operations.
(a) Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 10 to the Financial Statements.

278 :: FOR THE PERIODS INDICATED :: STATEMENTS OF CHANGES IN NET ASSETS
PROSHARES TRUST
See accompanying notes to the financial statements.
(a) Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 10 to the Financial Statements.
(b) As described in Note 13, share amounts have been restated on a retroactive basis to reflect a 1:4 reverse stock split effective November 7, 2024.
(c) As described in Note 13, share amounts have been restated on a retroactive basis to reflect a 1:5 reverse stock split effective November 7, 2024.
(d) As described in Note 13, share amounts have been restated on a retroactive basis to reflect a 1:5 reverse stock split effective November 20,
2025.
UltraShort Real Estate UltraShort Russell2000 UltraShort S&P500
®
Six Months Ended
November 30,
2025 (Unaudited)
Year Ended May
31, 2025
Six Months Ended
November 30,
2025 (Unaudited)
Year Ended May
31, 2025
Six Months Ended
November 30,
2025 (Unaudited)
Year Ended May
31, 2025
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss) $ 362,580 $ 1,432,574 $ 911,186 $ 2,652,149 $ 10,651,779 $ 25,357,561
Net realized gain (loss) — (15,012,897) (17,981,622) (16,880,042) (8,585,155) (199,739,722)
Change in net unrealized
appreciation/depreciation (247,836) 6,210,270 1,749,544 10,845,968 (116,521,131) 74,794,428
Change in net assets resulting
from operations 114,744 (7,370,053) (15,320,892) (3,381,925) (114,454,507) (99,587,733)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings
(387,527) (1,748,472) (925,696) (2,938,690) (9,492,024) (30,601,374)
Total distributions (387,527) (1,748,472) (925,696) (2,938,690) (9,492,024) (30,601,374)
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued 4,717,007 2,957,143 33,624,576 151,906,962 1,171,698,580 2,538,067,009
Cost of shares redeemed (5,195,987) (13,074,586) (25,131,389) (171,066,306) (1,121,759,946) (2,537,149,132)
Change in net assets resulting
from capital transactions
(478,980) (10,117,443) 8,493,187 (19,159,344) 49,938,634 917,877
Change in net assets (751,763) (19,235,968) (7,753,401) (25,479,959) (74,007,897) (129,271,230)
NET ASSETS:
Beginning of period $ 21,975,431 $ 41,211,399 $ 46,084,662 $ 71,564,621 $ 434,909,210 $ 564,180,440
End of period $ 21,223,668 $ 21,975,431 $ 38,331,261 $ 46,084,662 $ 360,901,313 $ 434,909,210
SHARE TRANSACTIONS:
Beginning of period 457,888 649,269
(b)
952,729 1,292,793
(c)
4,721,250
(d)
4,521,250
(d)
Issued 100,000 60,000
(b)
900,000 3,170,000
(c)
15,320,000
(d)
24,030,000
(d)
Issued in-kind — — — — — —
Redeemed (110,000) (251,381)
(b)
(650,000) (3,510,064)
(c)
(14,830,000)
(d)
(23,830,000)
(d)
Redemption in-kind — — — — — —
Shares outstanding, end of
period 447,888 457,888 1,202,729 952,729 5,211,250 4,721,250
(d)

STATEMENTS OF CHANGES IN NET ASSETS :: FOR THE PERIODS INDICATED :: 279
PROSHARES TRUST
See accompanying notes to the financial statements.
UltraShort Semiconductors UltraShort SmallCap600 UltraShort Technology
Six Months Ended
November 30,
2025 (Unaudited)
Year Ended May
31, 2025
Six Months Ended
November 30,
2025 (Unaudited)
Year Ended May
31, 2025
Six Months Ended
November 30,
2025 (Unaudited)
Year Ended May
31, 2025
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss) $ 440,332 $ 396,704 $ 39,816 $ 80,358 $ 101,467 $ 223,831
Net realized gain (loss) (12,868,370) (3,379,344) — 304,003 (208,080) (1,690,290)
Change in net unrealized
appreciation/depreciation 545,722 (2,383,376) (596,375) (383,759) (1,534,529) (266,435)
Change in net assets resulting
from operations (11,882,316) (5,366,016) (556,559) 602 (1,641,142) (1,732,894)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings
(339,819) (379,868) (39,398) (82,485) (94,285) (229,772)
Total distributions (339,819) (379,868) (39,398) (82,485) (94,285) (229,772)
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued 22,222,372 33,131,745 291,246 4,856,783 1,749,747 6,855,648
Cost of shares redeemed (5,597,006) (21,058,517) (128,427) (4,900,045) (431,908) (4,610,348)
Change in net assets resulting
from capital transactions
16,625,366 12,073,228 162,819 (43,262) 1,317,839 2,245,300
Change in net assets 4,403,231 6,327,344 (433,138) (125,145) (417,588) 282,634
NET ASSETS:
Beginning of period $ 12,316,873 $ 5,989,529 $ 2,124,228 $ 2,249,373 $ 4,232,344 $ 3,949,710
End of period $ 16,720,104 $ 12,316,873 $ 1,691,090 $ 2,124,228 $ 3,814,756 $ 4,232,344
SHARE TRANSACTIONS:
Beginning of period 171,034
(b)
32,043
(b) (c)
123,946 123,946 236,514
(d)
146,514
(d)
Issued 517,500
(b)
304,000
(b) (c)
20,000 290,000 140,000
(d)
300,000
(d)
Issued in-kind — — — — — —
Redeemed (165,000)
(b)
(165,009)
(b) (c)
(10,000) (290,000) (40,000)
(d)
(210,000)
(d)
Redemption in-kind — — — — — —
Shares outstanding, end of
period 523,534 171,034
(b)
133,946 123,946 336,514 236,514
(d)
(a) Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 10 to the Financial Statements.
(b) As described in Note 13, share amounts have been restated on a retroactive basis to reflect a 1:4 reverse stock split effective November 20,
2025.
(c) As described in Note 13, share amounts have been restated on a retroactive basis to reflect a 1:5 reverse stock split effective November 7, 2024.
(d) As described in Note 13, share amounts have been restated on a retroactive basis to reflect a 1:2 reverse stock split effective November 20,
2025.

280 :: FOR THE PERIODS INDICATED :: STATEMENTS OF CHANGES IN NET ASSETS
PROSHARES TRUST
See accompanying notes to the financial statements.
UltraShort Utilities
Six Months Ended
November 30,
2025 (Unaudited)
Year Ended May
31, 2025
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss) $ 65,962 $ 64,806
Net realized gain (loss) — (248,063)
Change in net unrealized appreciation/depreciation (676,641) (88,978)
Change in net assets resulting
from operations (610,679) (272,235)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings
(44,940) (61,483)
Total distributions (44,940) (61,483)
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued 2,972,033 5,516,228
Cost of shares redeemed (744,450) (4,117,753)
Change in net assets resulting
from capital transactions
2,227,583 1,398,475
Change in net assets 1,571,964 1,064,757
NET ASSETS:
Beginning of period $ 2,616,897 $ 1,552,140
End of period $ 4,188,861 $ 2,616,897
SHARE TRANSACTIONS:
Beginning of period 186,846 81,860
(b)
Issued 240,000 355,000
(b)
Issued in-kind — —
Redeemed (60,000) (250,014)
(b)
Redemption in-kind — —
Shares outstanding, end of
period 366,846 186,846
(a) Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 10 to the Financial Statements.
(b) As described in Note 13, share amounts have been restated on a retroactive basis to reflect a 1:2 reverse stock split effective November 7,
2024.

FINANCIAL HIGHLIGHTS :: 281
PROSHARES TRUST
FINANCIAL HIGHLIGHTS

282 :: FINANCIAL HIGHLIGHTS
PROSHARES TRUST
ProShares Trust Financial Highlights
NOVEMBER 30, 2025 (UNAUDITED)
See accompanying notes to the financial statements.
SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
A
PER SHARE OPERATING PERFORMANCE RATIOS/SUPPLEMENTAL DATA
INVESTMENT OPERATIONS DISTRIBUTIONS
TOTAL
RETURN
(c)
RATIOS TO AVERAGE NET ASSETS
(f)
SUPPLEMENTAL
DATA
Net asset
value,
beginning
of period
Net
investment
income
(loss)
(a)
Net realized
and unrealized
gains
(losses) on
investments
Transaction
fees
(b)
Total from
investment
operations
Net
investment
income
Net realized
gains
Tax return of
capital
Total
distributions
Net asset
value, end
of period
Net asset
value
(d)
Market
value
(e)
Expenses
before
expense
reductions
Expenses
net of
waivers, if
any
Net
investment
income
(loss) before
expense
reductions
Net
investment
income
(loss) net
of waivers,
if any
Net assets,
end of period
(000)
Portfolio
turnover
rate
(c)(g)
Short 7-10 Year Treasury
Six Months ended
November 30,
2025 (Unaudited)
$ 28.64 $ 0.44 $ (0.89) $ — $ (0.45) $ (0.44) $ — $ — $ (0.44) $ 27.75 (1.60) % (1.60) % 1.46% 0.95% 2.59% 3.10% $ 13,180 — %
Year ended
May 31, 2025
30.10 1.00 (0.53) — 0.47 (1.05) (0.88) — (1.93) 28.64 1.60 1.52 1.46 0.95 2.92 3.43 12,171 —
Year ended
May 31, 2024
28.37 1.07 1.94 — 3.01 (1.28) — — (1.28) 30.10 10.87 11.03 1.18 0.95 3.38 3.61 19,567 —
Year ended
May 31, 2023
26.73 0.42 1.43 — 1.85 (0.21) — — (0.21) 28.37 6.97 6.78 0.98 0.95 1.47 1.50 28,374 —
Year ended
May 31, 2022
24.82 (0.21) 2.12 — 1.91 — — — — 26.73 7.67 8.04 0.96 0.95 (0.86) (0.85) 171,717 —
Year ended
May 31, 2021
23.86 (0.23) 1.19 — 0.96 — — — — 24.82 4.04 3.77 1.10 0.95 (1.09) (0.94) 89,977 —
Short 20+ Year Treasury
Six Months ended
November 30,
2025 (Unaudited)
24.87 0.38 (1.28) — (0.90) (0.39) — — (0.39) 23.58 (3.68) (3.61) 1.01 0.95 3.10 3.15 62,480 —
Year ended
May 31, 2025
24.37 0.87 0.67 — 1.54 (1.04) — — (1.04) 24.87 6.68 6.68 1.00 0.95 3.63 3.68 88,054 —
Year ended
May 31, 2024
21.90 0.88 2.66 — 3.54 (1.07) — — (1.07) 24.37 16.68 16.84 0.95 0.95 3.72 3.72 98,681 —
Year ended
May 31, 2023
19.86 0.42 1.91 — 2.33 (0.29) — — (0.29) 21.90 11.76 11.66 0.92 0.92 1.96 1.96 186,123 —
Year ended
May 31, 2022
17.60 (0.14) 2.40 — 2.26 — — — — 19.86 12.81 12.33 0.90 0.90 (0.81) (0.81) 675,163 —
Year ended
May 31, 2021
15.53 (0.15) 2.22 — 2.07 — — — — 17.60 13.36 13.62 0.92 0.92 (0.87) (0.87) 597,553 —

283 :: FINANCIAL HIGHLIGHTS
PROSHARES TRUST
ProShares Trust Financial Highlights
NOVEMBER 30, 2025 (UNAUDITED)
See accompanying notes to the financial statements.
SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
A
PER SHARE OPERATING PERFORMANCE RATIOS/SUPPLEMENTAL DATA
INVESTMENT OPERATIONS DISTRIBUTIONS
TOTAL
RETURN
(c)
RATIOS TO AVERAGE NET ASSETS
(f)
SUPPLEMENTAL
DATA
Net asset
value,
beginning
of period
Net
investment
income
(loss)
(a)
Net realized
and unrealized
gains
(losses) on
investments
Transaction
fees
(b)
Total from
investment
operations
Net
investment
income
Net realized
gains
Tax return of
capital
Total
distributions
Net asset
value, end
of period
Net asset
value
(d)
Market
value
(e)
Expenses
before
expense
reductions
Expenses
net of
waivers, if
any
Net
investment
income
(loss) before
expense
reductions
Net
investment
income
(loss) net
of waivers,
if any
Net assets,
end of period
(000)
Portfolio
turnover
rate
(c)(g)
Short Dow30
SM
Six Months ended
November 30,
2025 (Unaudited)
$ 26.69 $ 0.42 $ (2.86) $ — $ (2.44) $ (0.42) $ — $ — $ (0.42) $ 23.83 (9.21) % (9.29) % 1.01% 0.95% 3.30% 3.36% $ 124,498 — %
Year ended
May 31, 2025
29.44 1.21 (2.58) — (1.37) (1.38) — — (1.38) 26.69 (4.66) (4.55) 0.99 0.95 4.38 4.42 134,088 —
Year ended
May 31, 2024
33.94 1.43 (4.46) — (h) (3.03) (1.47) — — (1.47) 29.44 (9.06) (9.04) 0.97 0.95 4.60 4.61 181,754 —
Year ended
May 31, 2023
33.99 0.66 (0.38) — 0.28 (0.33) — — (0.33) 33.94 0.83 0.83 0.96 0.95 1.93 1.94 263,833 —
Year ended
May 31, 2022
34.12 (0.29) 0.16 (i) — (0.13) — — — — 33.99 (0.39) (0.38) 0.95 0.95 (0.86) (0.86) 255,737 —
Year ended
May 31, 2021
49.16 (0.36) (14.68) — (15.04) — — — — 34.12 (30.59) (30.65) 0.96 0.95 (0.88) (0.86) 232,824 —
Short Financials
Six Months ended
November 30,
2025 (Unaudited)
33.36 0.65 (1.47) — (0.82) (0.68) — — (0.68) 31.86 (2.47) (2.62) 1.80 0.95 3.19 4.04 10,154 —
Year ended
May 31, 2025†
41.79 1.67 (8.19) — (6.52) (1.91) — — (1.91) 33.36 (16.06) (16.09) 1.58 0.95 3.91 4.54 10,630 —
Year ended
May 31, 2024†
54.54 2.06 (12.61) — (10.55) (2.20) — — (2.20) 41.79 (19.70) (19.51) 1.25 0.95 3.95 4.25 11,752 —
Year ended
May 31, 2023†
50.16 1.11 3.71 — 4.82 (0.44) — — (0.44) 54.54 9.65 9.62 1.15 0.95 1.92 2.12 43,286 —
Year ended
May 31, 2022†
50.87 (0.41) (0.30) (i) — (0.71) — — — — 50.16 (1.41) (1.34) 1.56 0.95 (1.45) (0.84) 18,494 —
Year ended
May 31, 2021†
81.97 (0.65) (30.45) — (31.10) — — — — 50.87 (37.93) (37.85) 1.29 0.95 (1.28) (0.93) 9,855 —

284 :: FINANCIAL HIGHLIGHTS
PROSHARES TRUST
ProShares Trust Financial Highlights
NOVEMBER 30, 2025 (UNAUDITED)
See accompanying notes to the financial statements.
SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
A
PER SHARE OPERATING PERFORMANCE RATIOS/SUPPLEMENTAL DATA
INVESTMENT OPERATIONS DISTRIBUTIONS
TOTAL
RETURN
(c)
RATIOS TO AVERAGE NET ASSETS
(f)
SUPPLEMENTAL
DATA
Net asset
value,
beginning
of period
Net
investment
income
(loss)
(a)
Net realized
and unrealized
gains
(losses) on
investments
Transaction
fees
(b)
Total from
investment
operations
Net
investment
income
Net realized
gains
Tax return of
capital
Total
distributions
Net asset
value, end
of period
Net asset
value
(d)
Market
value
(e)
Expenses
before
expense
reductions
Expenses
net of
waivers, if
any
Net
investment
income
(loss) before
expense
reductions
Net
investment
income
(loss) net
of waivers,
if any
Net assets,
end of period
(000)
Portfolio
turnover
rate
(c)(g)
Short FTSE China 50
Six Months ended
November 30,
2025 (Unaudited)†
$ 23.14 $ 0.39 $ (3.09) $ — $ (2.70) $ (0.39) $ — $ — $ (0.39) $ 20.05 (11.70) % (11.54) % 3.77% 0.95% 0.99% 3.81% $ 2,506 — %
Year ended
May 31, 2025†
34.01 1.05 (10.75) — (9.70) (1.17) — — (1.17) 23.14 (29.10) (29.35) 2.65 0.95 1.93 3.63 3,239 —
Year ended
May 31, 2024†
37.23 1.08 (3.24) — (2.16) (1.06) — — (1.06) 34.01 (5.98) (5.92) 2.17 0.95 1.74 2.96 6,802 —
Year ended
May 31, 2023†
34.18 0.56 2.75 — 3.31 (0.26) — — (0.26) 37.23 9.73 9.94 1.89 0.95 0.61 1.55 7,447 —
Year ended
May 31, 2022†
28.35 (0.29) 6.12 — 5.83 — — — — 34.18 20.55 20.62 2.06 0.95 (2.00) (0.89) 6,836 —
Year ended
May 31, 2021†
37.28 (0.29) (8.64) — (8.93) — — — — 28.35 (23.94) (24.08) 2.34 0.95 (2.33) (0.94) 2,835 —
Short High Yield
Six Months ended
November 30,
2025 (Unaudited)
15.95 0.27 (0.47) — (0.20) (0.33) — — (0.33) 15.42 (1.28) (1.28) 1.06 0.95 3.27 3.39 55,526 —
Year ended
May 31, 2025
17.24 0.73 (1.14) — (0.41) (0.88) — — (0.88) 15.95 (2.42) (2.43) 1.06 0.95 4.33 4.44 100,513 —
Year ended
May 31, 2024
18.72 0.73 (1.44) — (0.71) (0.77) — — (0.77) 17.24 (3.80) (3.76) 1.00 0.95 4.00 4.05 94,835 —
Year ended
May 31, 2023
18.44 0.34 0.13 (i) — 0.47 (0.19) — — (0.19) 18.72 2.52 2.48 0.98 0.95 1.75 1.78 243,364 —
Year ended
May 31, 2022
18.23 (0.14) 0.35 — 0.21 — — — — 18.44 1.17 1.26 1.03 0.95 (0.87) (0.79) 343,042 —
Year ended
May 31, 2021
20.88 (0.18) (2.47) — (2.65) — — — — 18.23 (12.70) (12.70) 1.05 0.95 (1.01) (0.91) 54,685 —

285 :: FINANCIAL HIGHLIGHTS
PROSHARES TRUST
ProShares Trust Financial Highlights
NOVEMBER 30, 2025 (UNAUDITED)
See accompanying notes to the financial statements.
SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
A
PER SHARE OPERATING PERFORMANCE RATIOS/SUPPLEMENTAL DATA
INVESTMENT OPERATIONS DISTRIBUTIONS
TOTAL
RETURN
(c)
RATIOS TO AVERAGE NET ASSETS
(f)
SUPPLEMENTAL
DATA
Net asset
value,
beginning
of period
Net
investment
income
(loss)
(a)
Net realized
and unrealized
gains
(losses) on
investments
Transaction
fees
(b)
Total from
investment
operations
Net
investment
income
Net realized
gains
Tax return of
capital
Total
distributions
Net asset
value, end
of period
Net asset
value
(d)
Market
value
(e)
Expenses
before
expense
reductions
Expenses
net of
waivers, if
any
Net
investment
income
(loss) before
expense
reductions
Net
investment
income
(loss) net
of waivers,
if any
Net assets,
end of period
(000)
Portfolio
turnover
rate
(c)(g)
Short MidCap400
Six Months ended
November 30,
2025 (Unaudited)
$ 19.52 $ 0.33 $ (1.80) $ — $ (1.47) $ (0.40) $ — $ — $ (0.40) $ 17.65 (7.59) % (7.67) % 2.70% 0.95% 1.87% 3.63% $ 3,860 — %
Year ended
May 31, 2025
20.26 0.82 (0.63) — 0.19 (0.93) — — (0.93) 19.52 0.99 1.06 2.22 0.95 2.93 4.20 5,731 —
Year ended
May 31, 2024
25.22 0.90 (4.77) — (3.87) (1.09) — — (1.09) 20.26 (15.65) (15.71) 1.74 0.95 3.17 3.96 5,442 —
Year ended
May 31, 2023
24.73 0.54 0.21 (i) — 0.75 (0.26) — — (0.26) 25.22 3.03 3.03 1.40 0.95 1.72 2.17 16,230 —
Year ended
May 31, 2022
24.32 (0.21) 0.62 — 0.41 — — — — 24.73 1.68 1.73 1.53 0.95 (1.46) (0.88) 12,206 —
Year ended
May 31, 2021
40.36 (0.30) (15.74) — (16.04) — — — — 24.32 (39.75) (39.76) 1.22 0.95 (1.21) (0.94) 12,004 —
Short MSCI EAFE
Six Months ended
November 30,
2025 (Unaudited)
14.23 0.26 (1.07) — (0.81) (0.30) — — (0.30) 13.12 (5.81) (6.15) 1.96 0.95 2.79 3.79 8,726 —
Year ended
May 31, 2025
16.24 0.79 (1.92) — (1.13) (0.88) — — (0.88) 14.23 (7.45) (7.38) 1.44 0.95 4.44 4.93 12,168 —
Year ended
May 31, 2024
18.86 0.70 (2.50) — (1.80) (0.82) — — (0.82) 16.24 (9.84) (9.93) 1.17 0.95 3.69 3.91 20,707 —
Year ended
May 31, 2023
19.54 0.40 (0.85) — (0.45) (0.23) — — (0.23) 18.86 (2.30) (2.17) 1.02 0.95 1.88 1.95 67,431 —
Year ended
May 31, 2022
18.19 (0.15) 1.50 (i) — 1.35 — — — — 19.54 7.41 7.43 1.22 0.95 (1.06) (0.79) 64,958 —
Year ended
May 31, 2021
26.23 (0.21) (7.83) — (8.04) — — — — 18.19 (30.66) (30.69) 1.28 0.95 (1.26) (0.93) 9,549 —

286 :: FINANCIAL HIGHLIGHTS
PROSHARES TRUST
ProShares Trust Financial Highlights
NOVEMBER 30, 2025 (UNAUDITED)
See accompanying notes to the financial statements.
SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
A
PER SHARE OPERATING PERFORMANCE RATIOS/SUPPLEMENTAL DATA
INVESTMENT OPERATIONS DISTRIBUTIONS
TOTAL
RETURN
(c)
RATIOS TO AVERAGE NET ASSETS
(f)
SUPPLEMENTAL
DATA
Net asset
value,
beginning
of period
Net
investment
income
(loss)
(a)
Net realized
and unrealized
gains
(losses) on
investments
Transaction
fees
(b)
Total from
investment
operations
Net
investment
income
Net realized
gains
Tax return of
capital
Total
distributions
Net asset
value, end
of period
Net asset
value
(d)
Market
value
(e)
Expenses
before
expense
reductions
Expenses
net of
waivers, if
any
Net
investment
income
(loss) before
expense
reductions
Net
investment
income
(loss) net
of waivers,
if any
Net assets,
end of period
(000)
Portfolio
turnover
rate
(c)(g)
Short MSCI Emerging Markets
Six Months ended
November 30,
2025 (Unaudited)
$ 24.75 $ 0.40 $ (4.08) $ — $ (3.68) $ (0.44) $ — $ — $ (0.44) $ 20.63 (14.99) % (15.08) % 1.82% 0.95% 2.77% 3.63% $ 8,766 — %
Year ended
May 31, 2025†
27.73 0.96 (2.88) — (1.92) (1.06) — — (1.06) 24.75 (7.05) (7.03) 1.69 0.95 2.90 3.64 16,213 —
Year ended
May 31, 2024†
30.73 1.08 (2.86) — (1.78) (1.22) — — (1.22) 27.73 (5.94) (5.81) 1.27 0.95 3.37 3.69 15,251 —
Year ended
May 31, 2023†
28.23 0.52 2.24 — 2.76 (0.26) — — (0.26) 30.73 9.77 9.69 1.16 0.95 1.47 1.68 37,646 —
Year ended
May 31, 2022†
23.71 (0.23) 4.75 — 4.52 — — — — 28.23 19.04 18.97 1.19 0.95 (1.12) (0.87) 43,046 —
Year ended
May 31, 2021†
37.04 (0.27) (13.06) — (13.33) — — — — 23.71 (35.98) (35.96) 1.12 0.95 (1.10) (0.93) 20,747 —
Short QQQ
®
Six Months ended
November 30,
2025 (Unaudited)
36.04 0.73 (5.75) — (5.02) (0.76) — — (0.76) 30.26 (14.08) (14.13) 1.00 0.95 4.48 4.52 726,890 —
Year ended
May 31, 2025
43.59 2.10 (7.18) — (5.08) (2.47) — — (2.47) 36.04 (11.94) (11.82) 1.00 0.95 5.29 5.34 573,773 —
Year ended
May 31, 2024†
56.71 2.73 (12.93) 0.01 (10.19) (2.93) — — (2.93) 43.59 (18.50) (18.47) 0.99 0.95 5.41 5.46 569,807 —
Year ended
May 31, 2023†
66.32 1.45 (10.35) — (8.90) (0.71) — — (0.71) 56.71 (13.57) (13.64) 0.99 0.95 2.11 2.16 1,126,410 —
Year ended
May 31, 2022†
66.08 (0.50) 0.74 — 0.24 — — — — 66.32 0.35 0.38 1.00 0.95 (0.87) (0.82) 1,083,760 —
Year ended
May 31, 2021†
101.64 (0.66) (34.90) — (35.56) — — — — 66.08 (34.99) (35.09) 1.00 0.95 (0.90) (0.85) 595,528 —

287 :: FINANCIAL HIGHLIGHTS
PROSHARES TRUST
ProShares Trust Financial Highlights
NOVEMBER 30, 2025 (UNAUDITED)
See accompanying notes to the financial statements.
SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
A
PER SHARE OPERATING PERFORMANCE RATIOS/SUPPLEMENTAL DATA
INVESTMENT OPERATIONS DISTRIBUTIONS
TOTAL
RETURN
(c)
RATIOS TO AVERAGE NET ASSETS
(f)
SUPPLEMENTAL
DATA
Net asset
value,
beginning
of period
Net
investment
income
(loss)
(a)
Net realized
and unrealized
gains
(losses) on
investments
Transaction
fees
(b)
Total from
investment
operations
Net
investment
income
Net realized
gains
Tax return of
capital
Total
distributions
Net asset
value, end
of period
Net asset
value
(d)
Market
value
(e)
Expenses
before
expense
reductions
Expenses
net of
waivers, if
any
Net
investment
income
(loss) before
expense
reductions
Net
investment
income
(loss) net
of waivers,
if any
Net assets,
end of period
(000)
Portfolio
turnover
rate
(c)(g)
Short Real Estate
Six Months ended
November 30,
2025 (Unaudited)
$ 16.96 $ 0.27 $ (0.03) $ — $ 0.24 $ (0.29) $ — $ — $ (0.29) $ 16.91 1.48% 1.45% 1.61% 0.95% 2.56% 3.23% $ 11,245 — %
Year ended
May 31, 2025
19.42 0.85 (2.27) — (1.42) (1.04) — — (1.04) 16.96 (7.37) (7.14) 1.52 0.95 4.33 4.90 11,443 —
Year ended
May 31, 2024
20.95 0.84 (1.49) — (0.65) (0.88) — — (0.88) 19.42 (3.02) (3.12) 1.15 0.95 3.98 4.17 17,962 —
Year ended
May 31, 2023
18.07 0.43 2.68 — 3.11 (0.23) — — (0.23) 20.95 17.21 17.08 1.09 0.95 2.01 2.15 55,517 —
Year ended
May 31, 2022†
19.13 (0.15) (0.91) — (1.06) — — — — 18.07 (5.55) (5.34) 1.74 0.95 (1.63) (0.84) 16,259 —
Year ended
May 31, 2021†
26.61 (0.22) (7.26) — (7.48) — — — — 19.13 (28.07) (28.20) 1.37 0.95 (1.35) (0.94) 7,652 —
Short Russell2000
Six Months ended
November 30,
2025 (Unaudited)
19.97 0.33 (3.57) — (3.24) (0.34) — — (0.34) 16.39 (16.40) (16.53) 1.06 0.95 3.58 3.69 155,181 —
Year ended
May 31, 2025
20.77 0.90 (0.69) — 0.21 (1.01) — — (1.01) 19.97 1.21 1.37 1.04 0.95 4.48 4.57 180,096 —
Year ended
May 31, 2024
24.83 1.04 (3.98) — (2.94) (1.12) — — (1.12) 20.77 (12.05) (12.07) 1.02 0.95 4.50 4.57 167,505 —
Year ended
May 31, 2023
24.09 0.48 0.50 — 0.98 (0.24) — — (0.24) 24.83 4.07 4.04 1.01 0.95 1.92 1.97 451,041 —
Year ended
May 31, 2022
21.42 (0.18) 2.85 — 2.67 — — — — 24.09 12.47 12.62 1.00 0.95 (0.87) (0.82) 453,284 —
Year ended
May 31, 2021
38.01 (0.24) (16.35) — (16.59) — — — — 21.42 (43.66) (43.71) 1.02 0.95 (0.92) (0.85) 273,412 —

288 :: FINANCIAL HIGHLIGHTS
PROSHARES TRUST
ProShares Trust Financial Highlights
NOVEMBER 30, 2025 (UNAUDITED)
See accompanying notes to the financial statements.
SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
A
PER SHARE OPERATING PERFORMANCE RATIOS/SUPPLEMENTAL DATA
INVESTMENT OPERATIONS DISTRIBUTIONS
TOTAL
RETURN
(c)
RATIOS TO AVERAGE NET ASSETS
(f)
SUPPLEMENTAL
DATA
Net asset
value,
beginning
of period
Net
investment
income
(loss)
(a)
Net realized
and unrealized
gains
(losses) on
investments
Transaction
fees
(b)
Total from
investment
operations
Net
investment
income
Net realized
gains
Tax return of
capital
Total
distributions
Net asset
value, end
of period
Net asset
value
(d)
Market
value
(e)
Expenses
before
expense
reductions
Expenses
net of
waivers, if
any
Net
investment
income
(loss) before
expense
reductions
Net
investment
income
(loss) net
of waivers,
if any
Net assets,
end of period
(000)
Portfolio
turnover
rate
(c)(g)
Short S&P500
®
Six Months ended
November 30,
2025 (Unaudited)
$ 41.89 $ 0.77 $ (5.49) $ — $ (4.72) $ (0.83) $ — $ — $ (0.83) $ 36.34 (11.37) % (11.44) % 0.89% 0.89% 4.00% 4.00% $ 1,037,965 — %
Year ended
May 31, 2025†
47.78 2.09 (5.61) — (3.52) (2.37) — — (2.37) 41.89 (7.47) (7.34) 0.89 0.89 4.75 4.75 1,349,269 —
Year ended
May 31, 2024†
59.45 2.65 (11.45) 0.01 (8.79) (2.88) — — (2.88) 47.78 (15.21) (15.22) 0.89 0.89 4.91 4.91 987,835 —
Year ended
May 31, 2023†
60.90 1.35 (2.12) — (0.77) (0.68) — — (0.68) 59.45 (1.31) (1.23) 0.88 0.88 2.15 2.15 2,245,330 —
Year ended
May 31, 2022†
63.08 (0.45) (1.73) — (2.18) — — — — 60.90 (3.46) (3.55) 0.89 0.89 (0.76) (0.76) 2,350,459 —
Year ended
May 31, 2021†
91.83 (0.59) (28.16) — (28.75) — — — — 63.08 (31.31) (31.38) 0.88 0.88 (0.77) (0.77) 1,404,720 —
Short SmallCap600
Six Months ended
November 30,
2025 (Unaudited)
15.77 0.25 (2.08) — (1.83) (0.24) — — (0.24) 13.70 (11.74) (11.54) 2.52 0.95 1.85 3.43 5,666 —
Year ended
May 31, 2025
15.92 0.65 (0.08) — 0.57 (0.72) — — (0.72) 15.77 3.79 3.48 2.28 0.95 2.93 4.26 4,947 —
Year ended
May 31, 2024
19.16 0.67 (3.17) — (2.50) (0.74) — — (0.74) 15.92 (13.25) (12.86) 1.51 0.95 3.27 3.82 5,950 —
Year ended
May 31, 2023
17.96 0.44 0.93 — 1.37 (0.17) — — (0.17) 19.16 7.63 7.28 1.37 0.95 1.96 2.38 30,060 —
Year ended
May 31, 2022
17.35 (0.15) 0.76 — 0.61 — — — — 17.96 3.51 3.57 2.32 0.95 (2.22) (0.85) 7,071 —
Year ended
May 31, 2021
32.60 (0.23) (15.02) — (15.25) — — — — 17.35 (46.78) (46.75) 1.66 0.95 (1.65) (0.94) 4,662 —

289 :: FINANCIAL HIGHLIGHTS
PROSHARES TRUST
ProShares Trust Financial Highlights
NOVEMBER 30, 2025 (UNAUDITED)
See accompanying notes to the financial statements.
SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
A
PER SHARE OPERATING PERFORMANCE RATIOS/SUPPLEMENTAL DATA
INVESTMENT OPERATIONS DISTRIBUTIONS
TOTAL
RETURN
(c)
RATIOS TO AVERAGE NET ASSETS
(f)
SUPPLEMENTAL
DATA
Net asset
value,
beginning
of period
Net
investment
income
(loss)
(a)
Net realized
and unrealized
gains
(losses) on
investments
Transaction
fees
(b)
Total from
investment
operations
Net
investment
income
Net realized
gains
Tax return of
capital
Total
distributions
Net asset
value, end
of period
Net asset
value
(d)
Market
value
(e)
Expenses
before
expense
reductions
Expenses
net of
waivers, if
any
Net
investment
income
(loss) before
expense
reductions
Net
investment
income
(loss) net
of waivers,
if any
Net assets,
end of period
(000)
Portfolio
turnover
rate
(c)(g)
Ultra 7-10 Year Treasury
Six Months ended
November 30,
2025 (Unaudited)
$ 42.49 $ 0.71 $ 2.63 $ — $ 3.34 $ (0.71) $ — $ — $ (0.71) $ 45.12 7.91% 8.27% 1.21% 0.95% 2.97% 3.23% $ 38,124 — %
Year ended
May 31, 2025
41.55 1.60 0.91 (i) — 2.51 (1.57) — — (1.57) 42.49 6.11 6.09 1.18 0.95 3.46 3.69 24,008 —
Year ended
May 31, 2024
48.41 1.78 (6.83) — (5.05) (1.81) — — (1.81) 41.55 (10.63) (11.03) 1.42 0.95 3.66 4.12 18,905 —
Year ended
May 31, 2023
55.02 1.09 (7.28) — (6.19) (0.42) — — (0.42) 48.41 (11.25) (10.94) 1.42 0.95 1.70 2.17 9,925 —
Year ended
May 31, 2022
67.14 (0.06) (11.92) — (11.98) (0.14) — — (0.14) 55.02 (17.88) (18.01) 1.41 0.95 (0.55) (0.09) 17,882 57
Year ended
May 31, 2021
75.97 0.29 (8.79) — (8.50) (0.33) — — (0.33) 67.14 (11.23) (11.19) 1.25 0.95 0.09 0.39 18,464 56
Ultra 20+ Year Treasury
Six Months ended
November 30,
2025 (Unaudited)
16.35 0.31 1.47 — 1.78 (0.39) — — (0.39) 17.74 10.99 11.06 0.97 0.95 3.59 3.61 97,112 —
Year ended
May 31, 2025
18.53 0.71 (2.14) — (1.43) (0.75) — — (0.75) 16.35 (8.16) (8.22) 0.97 0.95 3.80 3.82 134,906 —
Year ended
May 31, 2024
25.26 0.83 (6.75) — (5.92) (0.81) — — (0.81) 18.53 (23.91) (24.25) 1.00 0.95 4.10 4.15 91,716 —
Year ended
May 31, 2023
33.66 0.62 (8.81) — (8.19) (0.21) — — (0.21) 25.26 (24.39) (24.22) 1.06 0.95 2.17 2.28 58,718 —
Year ended
May 31, 2022
48.00 (0.25) (14.09) — (14.34) — — — — 33.66 (29.86) (29.47) 1.11 0.95 (0.66) (0.50) 36,189 58
Year ended
May 31, 2021†
66.77 (0.17) (18.60) — (18.77) — — — — 48.00 (28.12) (28.26) 1.14 0.95 (0.47) (0.28) 28,797 5

290 :: FINANCIAL HIGHLIGHTS
PROSHARES TRUST
ProShares Trust Financial Highlights
NOVEMBER 30, 2025 (UNAUDITED)
See accompanying notes to the financial statements.
SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
A
PER SHARE OPERATING PERFORMANCE RATIOS/SUPPLEMENTAL DATA
INVESTMENT OPERATIONS DISTRIBUTIONS
TOTAL
RETURN
(c)
RATIOS TO AVERAGE NET ASSETS
(f)
SUPPLEMENTAL
DATA
Net asset
value,
beginning
of period
Net
investment
income
(loss)
(a)
Net realized
and unrealized
gains
(losses) on
investments
Transaction
fees
(b)
Total from
investment
operations
Net
investment
income
Net realized
gains
Tax return of
capital
Total
distributions
Net asset
value, end
of period
Net asset
value
(d)
Market
value
(e)
Expenses
before
expense
reductions
Expenses
net of
waivers, if
any
Net
investment
income
(loss) before
expense
reductions
Net
investment
income
(loss) net
of waivers,
if any
Net assets,
end of period
(000)
Portfolio
turnover
rate
(c)(g)
Ultra Communication Services
Six Months ended
November 30,
2025 (Unaudited)†
$ 21.81 $ 0.13 $ 5.42 $ — $ 5.55 $ (0.07) $ — $ — $ (0.07) $ 27.29 25.42% 25.34% 1.67% 0.95% 0.25% 0.97% $ 17,464 43%
Year ended
May 31, 2025†
16.07 0.08 5.73 — 5.81 (0.07) — — (0.07) 21.81 36.28 36.52 2.52 0.95 (1.18) 0.39 7,853 144
Year ended
May 31, 2024†
9.73 0.05 6.32 — 6.37 (0.03) — — (0.03) 16.07 65.50 65.23 5.63 0.95 (4.33) 0.35 3,213 298
Year ended
May 31, 2023†
9.83 0.16 (0.03) — 0.13 (0.23) — — (0.23) 9.73 1.98 1.97 8.96 0.95 (6.09) 1.92 779 47
Year ended
May 31, 2022†
11.95 0.15 (2.10) — (1.95) (0.17) — — (0.17) 9.83 (16.64) (16.77) 5.55 0.95 (3.37) 1.23 1,965 34
Year ended
May 31, 2021†
8.59 0.13 3.35 — 3.48 (0.12) — — (0.12) 11.95 41.06 41.47 8.63 0.95 (6.37) 1.31 2,391 18
Ultra Consumer Discretionary
Six Months ended
November 30,
2025 (Unaudited)
44.04 0.29 7.39 — 7.68 (0.30) — — (0.30) 51.42 17.47 17.26 1.63 0.95 0.49 1.17 14,656 2
Year ended
May 31, 2025
33.56 0.25 10.42 — 10.67 (0.19) — — (0.19) 44.04 31.83 32.27 1.63 0.95 (0.09) 0.59 13,874 31
Year ended
May 31, 2024
27.22 0.03 6.34 — 6.37 (0.03) — — (0.03) 33.56 23.40 23.27 1.60 0.95 (0.57) 0.08 13,256 37
Year ended
May 31, 2023
29.21 0.19 (2.12) — (1.93) (0.06) — — (0.06) 27.22 (6.57) (6.68) 1.88 0.95 (0.19) 0.74 12,930 77
Year ended
May 31, 2022†
48.65 (0.16) (19.28) — (19.44) — — — — 29.21 (39.97) (39.99) 1.32 0.95 (0.71) (0.35) 13,874 18
Year ended
May 31, 2021†
26.35 (0.16) 22.46 — 22.30 — — — — 48.65 84.62 86.48 1.40 0.95 (0.85) (0.40) 31,622 5

291 :: FINANCIAL HIGHLIGHTS
PROSHARES TRUST
ProShares Trust Financial Highlights
NOVEMBER 30, 2025 (UNAUDITED)
See accompanying notes to the financial statements.
SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
A
PER SHARE OPERATING PERFORMANCE RATIOS/SUPPLEMENTAL DATA
INVESTMENT OPERATIONS DISTRIBUTIONS
TOTAL
RETURN
(c)
RATIOS TO AVERAGE NET ASSETS
(f)
SUPPLEMENTAL
DATA
Net asset
value,
beginning
of period
Net
investment
income
(loss)
(a)
Net realized
and unrealized
gains
(losses) on
investments
Transaction
fees
(b)
Total from
investment
operations
Net
investment
income
Net realized
gains
Tax return of
capital
Total
distributions
Net asset
value, end
of period
Net asset
value
(d)
Market
value
(e)
Expenses
before
expense
reductions
Expenses
net of
waivers, if
any
Net
investment
income
(loss) before
expense
reductions
Net
investment
income
(loss) net
of waivers,
if any
Net assets,
end of period
(000)
Portfolio
turnover
rate
(c)(g)
Ultra Consumer Staples
Six Months ended
November 30,
2025 (Unaudited)
$ 19.41 $ 0.19 $ (2.00) $ — $ (1.81) $ (0.22) $ — $ — $ (0.22) $ 17.38 (9.36) % (9.29) % 2.16% 0.95% 0.91% 2.12% $ 11,645 2%
Year ended
May 31, 2025
17.76 0.33 1.62 — 1.95 (0.30) — — (0.30) 19.41 11.04 11.22 2.19 0.95 0.53 1.77 10,095 34
Year ended
May 31, 2024
16.25 0.32 1.32 — 1.64 (0.13) — — (0.13) 17.76 10.19 9.45 2.54 0.95 0.38 1.97 7,816 26
Year ended
May 31, 2023
20.90 0.29 (4.74) — (4.45) (0.20) — — (0.20) 16.25 (21.33) (20.93) 2.46 0.95 0.08 1.60 8,126 37
Year ended
May 31, 2022†
22.44 0.09 (1.56) — (1.47) (0.07) — — (0.07) 20.90 (6.57) (6.61) 1.80 0.95 (0.50) 0.35 8,362 9
Year ended
May 31, 2021†
10.78 0.05 11.67 — 11.72 (0.06) — — (0.06) 22.44 109.16 108.35 1.94 0.95 (0.69) 0.30 13,463 4
Ultra Dow30
SM
Six Months ended
November 30,
2025 (Unaudited)†
45.34 0.25 10.95 — 11.20 (0.27) — — (0.27) 56.27 24.79 25.03 0.96 0.95 0.97 0.98 492,353 — (j)
Year ended
May 31, 2025†
40.85 0.46 4.51 — 4.97 (0.48) — — (0.48) 45.34 12.17 11.83 0.96 0.95 0.99 1.00 398,969 11
Year ended
May 31, 2024†
31.05 0.49 9.54 — 10.03 (0.23) — — (0.23) 40.85 32.31 32.36 0.96 0.95 1.32 1.33 383,950 4
Year ended
May 31, 2023†
32.68 0.54 (1.97) — (1.43) (0.20) — — (0.20) 31.05 (4.35) (4.35) 0.97 0.95 1.72 1.74 319,777 11
Year ended
May 31, 2022†
36.11 0.21 (3.51) — (3.30) (0.13) — — (0.13) 32.68 (9.21) (9.21) 0.95 0.95 0.59 0.59 385,592 4
Year ended
May 31, 2021†
19.72 0.13 16.30 — 16.43 (0.04) — — (0.04) 36.11 83.38 83.65 0.96 0.95 0.47 0.49 498,320 18

292 :: FINANCIAL HIGHLIGHTS
PROSHARES TRUST
ProShares Trust Financial Highlights
NOVEMBER 30, 2025 (UNAUDITED)
See accompanying notes to the financial statements.
SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
A
PER SHARE OPERATING PERFORMANCE RATIOS/SUPPLEMENTAL DATA
INVESTMENT OPERATIONS DISTRIBUTIONS
TOTAL
RETURN
(c)
RATIOS TO AVERAGE NET ASSETS
(f)
SUPPLEMENTAL
DATA
Net asset
value,
beginning
of period
Net
investment
income
(loss)
(a)
Net realized
and unrealized
gains
(losses) on
investments
Transaction
fees
(b)
Total from
investment
operations
Net
investment
income
Net realized
gains
Tax return of
capital
Total
distributions
Net asset
value, end
of period
Net asset
value
(d)
Market
value
(e)
Expenses
before
expense
reductions
Expenses
net of
waivers, if
any
Net
investment
income
(loss) before
expense
reductions
Net
investment
income
(loss) net
of waivers,
if any
Net assets,
end of period
(000)
Portfolio
turnover
rate
(c)(g)
Ultra Energy
Six Months ended
November 30,
2025 (Unaudited)
$ 30.78 $ 0.46 $ 6.07 $ — $ 6.53 $ (0.46) $ — $ — $ (0.46) $ 36.85 21.29% 21.37% 1.11% 0.95% 2.46% 2.62% $ 68,288 2%
Year ended
May 31, 2025
43.99 1.04 (13.10) — (12.06) (1.15) — — (1.15) 30.78 (27.93) (28.28) 1.07 0.95 2.54 2.66 64,734 27
Year ended
May 31, 2024
31.27 0.84 12.34 — 13.18 (0.46) — — (0.46) 43.99 42.26 42.64 1.04 0.95 2.02 2.11 118,897 22
Year ended
May 31, 2023
43.71 0.75 (12.82) — (12.07) (0.37) — — (0.37) 31.27 (27.74) (27.60) 1.03 0.95 1.88 1.96 109,549 61
Year ended
May 31, 2022†
16.69 0.43 27.11 — 27.54 (0.52) — — (0.52) 43.71 168.23 167.93 0.99 0.95 1.95 1.99 218,701 31
Year ended
May 31, 2021†
10.00 0.31 6.71 — 7.02 (0.33) — — (0.33) 16.69 73.14 72.84 1.03 0.95 2.84 2.92 211,207 24
Ultra Financials
Six Months ended
November 30,
2025 (Unaudited)
90.43 0.63 5.35 — 5.98 (0.51) — — (0.51) 95.90 6.61 6.77 0.92 0.92 1.31 1.31 842,297 20
Year ended
May 31, 2025
65.71 0.70 24.69 — 25.39 (0.67) — — (0.67) 90.43 38.75 38.62 0.94 0.94 0.86 0.86 837,186 12
Year ended
May 31, 2024
40.52 0.38 25.19 — 25.57 (0.38) — — (0.38) 65.71 63.44 63.38 0.95 0.95 0.73 0.73 680,638 221
Year ended
May 31, 2023
53.90 0.46 (13.43) — (12.97) (0.41) — — (0.41) 40.52 (24.13) (24.18) 0.95 0.95 1.00 1.00 474,341 50
Year ended
May 31, 2022
63.67 0.22 (6.71) — (6.49) (0.18) (3.10) — (3.28) 53.90 (11.16) (11.22) 0.95 0.95 0.35 0.35 671,523 9
Year ended
May 31, 2021
29.48 0.17 34.21 — 34.38 (0.19) — — (0.19) 63.67 117.16 117.29 0.95 0.95 0.40 0.40 923,717 7

293 :: FINANCIAL HIGHLIGHTS
PROSHARES TRUST
ProShares Trust Financial Highlights
NOVEMBER 30, 2025 (UNAUDITED)
See accompanying notes to the financial statements.
SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
A
PER SHARE OPERATING PERFORMANCE RATIOS/SUPPLEMENTAL DATA
INVESTMENT OPERATIONS DISTRIBUTIONS
TOTAL
RETURN
(c)
RATIOS TO AVERAGE NET ASSETS
(f)
SUPPLEMENTAL
DATA
Net asset
value,
beginning
of period
Net
investment
income
(loss)
(a)
Net realized
and unrealized
gains
(losses) on
investments
Transaction
fees
(b)
Total from
investment
operations
Net
investment
income
Net realized
gains
Tax return of
capital
Total
distributions
Net asset
value, end
of period
Net asset
value
(d)
Market
value
(e)
Expenses
before
expense
reductions
Expenses
net of
waivers, if
any
Net
investment
income
(loss) before
expense
reductions
Net
investment
income
(loss) net
of waivers,
if any
Net assets,
end of period
(000)
Portfolio
turnover
rate
(c)(g)
Ultra FTSE China 50
Six Months ended
November 30,
2025 (Unaudited)
$ 22.44 $ 0.29 $ 5.24 $ — $ 5.53 $ (0.28) $ — $ — $ (0.28) $ 27.69 24.62% 24.84% 1.44% 0.95% 1.60% 2.09% $ 18,134 — %
Year ended
May 31, 2025
15.64 0.68 6.78 — 7.46 (0.66) — — (0.66) 22.44 48.39 47.70 1.53 0.95 2.97 3.55 14,701 —
Year ended
May 31, 2024
16.98 0.34 (1.26) — (0.92) (0.42) — — (0.42) 15.64 (5.33) (5.12) 1.84 0.95 1.31 2.20 10,560 —
Year ended
May 31, 2023
29.78 0.23 (13.01) — (12.78) (0.02) — — (0.02) 16.98 (42.94) (42.93) 1.77 0.97 0.19 0.99 9,592 —
Year ended
May 31, 2022
70.23 (0.44) (40.01) — (40.45) — — — — 29.78 (57.59) (57.66) 1.49 0.95 (1.47) (0.93) 10,424 —
Year ended
May 31, 2021
50.40 (0.66) 20.49 — 19.83 — — — — 70.23 39.33 39.60 1.19 0.95 (1.18) (0.95) 28,091 —
Ultra FTSE Europe
Six Months ended
November 30,
2025 (Unaudited)
76.52 0.80 8.73 — 9.53 (0.77) — — (0.77) 85.28 12.53 12.40 1.89 0.95 1.02 1.97 9,807 —
Year ended
May 31, 2025
66.95 1.50 9.45 — 10.95 (1.38) — — (1.38) 76.52 16.90 17.14 2.74 0.95 0.53 2.32 8,800 —
Year ended
May 31, 2024
51.61 1.06 15.31 — 16.37 (1.03) — — (1.03) 66.95 32.12 31.90 3.05 0.95 (0.18) 1.91 5,021 —
Year ended
May 31, 2023
52.93 0.49 (1.70) — (1.21) (0.11) — — (0.11) 51.61 (2.28) (2.36) 3.06 0.95 (1.05) 1.05 3,871 —
Year ended
May 31, 2022
69.86 (0.59) (16.34) — (16.93) — — — — 52.93 (24.25) (24.74) 2.61 0.95 (2.56) (0.90) 3,969 —
Year ended
May 31, 2021
35.00 (0.47) 35.33 — 34.86 — — — — 69.86 99.64 100.63 2.94 0.95 (2.93) (0.95) 5,239 —

294 :: FINANCIAL HIGHLIGHTS
PROSHARES TRUST
ProShares Trust Financial Highlights
NOVEMBER 30, 2025 (UNAUDITED)
See accompanying notes to the financial statements.
SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
A
PER SHARE OPERATING PERFORMANCE RATIOS/SUPPLEMENTAL DATA
INVESTMENT OPERATIONS DISTRIBUTIONS
TOTAL
RETURN
(c)
RATIOS TO AVERAGE NET ASSETS
(f)
SUPPLEMENTAL
DATA
Net asset
value,
beginning
of period
Net
investment
income
(loss)
(a)
Net realized
and unrealized
gains
(losses) on
investments
Transaction
fees
(b)
Total from
investment
operations
Net
investment
income
Net realized
gains
Tax return of
capital
Total
distributions
Net asset
value, end
of period
Net asset
value
(d)
Market
value
(e)
Expenses
before
expense
reductions
Expenses
net of
waivers, if
any
Net
investment
income
(loss) before
expense
reductions
Net
investment
income
(loss) net
of waivers,
if any
Net assets,
end of period
(000)
Portfolio
turnover
rate
(c)(g)
Ultra Health Care
Six Months ended
November 30,
2025 (Unaudited)
$ 39.47 $ 0.39 $ 14.34 $ — $ 14.73 $ (0.42) $ — $ — $ (0.42) $ 53.78 37.67% 37.62% 1.10% 0.95% 1.67% 1.81% $ 86,048 1%
Year ended
May 31, 2025†
49.40 0.61 (9.96) — (9.35) (0.58) — — (0.58) 39.47 (19.15) (19.03) 1.07 0.95 1.11 1.23 64,341 2
Year ended
May 31, 2024†
41.15 0.49 7.93 — 8.42 (0.17) — — (0.17) 49.40 20.50 20.03 1.05 0.95 0.97 1.07 86,947 4
Year ended
May 31, 2023†
46.21 0.46 (5.41) — (4.95) (0.11) — — (0.11) 41.15 (10.76) (10.55) 1.08 0.95 0.90 1.03 80,233 19
Year ended
May 31, 2022†
44.20 0.12 1.97 — 2.09 (0.08) — — (0.08) 46.21 4.70 4.60 1.02 0.95 0.17 0.24 117,843 12
Year ended
May 31, 2021†
30.75 0.06 13.43 — 13.49 (0.04) — — (0.04) 44.20 43.89 43.81 1.04 0.95 0.07 0.17 130,405 4
Ultra High Yield
Six Months ended
November 30,
2025 (Unaudited)
74.65 1.07 4.27 — 5.34 (1.21) — — (1.21) 78.78 7.20 7.15 1.86 0.95 1.87 2.78 11,817 —
Year ended
May 31, 2025
68.44 2.04 6.48 — 8.52 (2.31) — — (2.31) 74.65 12.60 12.64 1.66 0.95 2.10 2.81 17,917 —
Year ended
May 31, 2024
60.58 1.94 7.45 — 9.39 (1.53) — — (1.53) 68.44 15.62 15.36 1.58 0.95 2.36 2.99 7,529 —
Year ended
May 31, 2023
67.42 1.07 (6.33) — (5.26) (1.58) — — (1.58) 60.58 (7.79) (7.83) 1.68 0.96 1.01 1.73 5,452 —
Year ended
May 31, 2022
75.77 (0.71) (7.39) — (8.10) — (0.25) — (0.25) 67.42 (10.74) (10.63) 1.17 0.95 (1.15) (0.93) 20,227 —
Year ended
May 31, 2021
64.18 (0.63) 14.17 — 13.54 (1.95) — — (1.95) 75.77 21.27 21.30 1.95 0.97 (1.84) (0.86) 28,414 —

295 :: FINANCIAL HIGHLIGHTS
PROSHARES TRUST
ProShares Trust Financial Highlights
NOVEMBER 30, 2025 (UNAUDITED)
See accompanying notes to the financial statements.
SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
A
PER SHARE OPERATING PERFORMANCE RATIOS/SUPPLEMENTAL DATA
INVESTMENT OPERATIONS DISTRIBUTIONS
TOTAL
RETURN
(c)
RATIOS TO AVERAGE NET ASSETS
(f)
SUPPLEMENTAL
DATA
Net asset
value,
beginning
of period
Net
investment
income
(loss)
(a)
Net realized
and unrealized
gains
(losses) on
investments
Transaction
fees
(b)
Total from
investment
operations
Net
investment
income
Net realized
gains
Tax return of
capital
Total
distributions
Net asset
value, end
of period
Net asset
value
(d)
Market
value
(e)
Expenses
before
expense
reductions
Expenses
net of
waivers, if
any
Net
investment
income
(loss) before
expense
reductions
Net
investment
income
(loss) net
of waivers,
if any
Net assets,
end of period
(000)
Portfolio
turnover
rate
(c)(g)
Ultra Industrials
Six Months ended
November 30,
2025 (Unaudited)
$ 40.51 $ 0.21 $ 5.05 $ — $ 5.26 $ (0.24) $ — $ — $ (0.24) $ 45.53 12.99% 13.11% 1.37% 0.95% 0.53% 0.95% $ 28,226 1%
Year ended
May 31, 2025
32.82 0.19 7.64 — 7.83 (0.14) — — (0.14) 40.51 23.93 24.00 1.41 0.95 0.07 0.53 22,688 2
Year ended
May 31, 2024
21.38 0.13 11.39 — 11.52 (0.08) — — (0.08) 32.82 53.88 53.70 1.44 0.95 (0.02) 0.47 23,302 8
Year ended
May 31, 2023
23.85 0.21 (2.63) — (2.42) (0.05) — — (0.05) 21.38 (10.14) (10.09) 1.68 0.95 0.18 0.91 16,252 73
Year ended
May 31, 2022
33.02 0.01 (9.17) — (9.16) (0.01) — — (0.01) 23.85 (27.77) (27.70) 1.32 0.95 (0.33) 0.05 16,694 9
Year ended
May 31, 2021†
14.84 0.02 18.20 — 18.22 (0.04) — — (0.04) 33.02 123.00 122.38 1.55 0.95 (0.53) 0.07 40,451 3
Ultra Materials
Six Months ended
November 30,
2025 (Unaudited)
22.93 0.19 0.89 — 1.08 (0.19) — — (0.19) 23.82 4.73 4.90 1.27 0.95 1.27 1.58 35,372 11
Year ended
May 31, 2025
27.73 0.28 (4.83) — (4.55) (0.25) — — (0.25) 22.93 (16.48) (16.22) 1.22 0.95 0.80 1.07 32,902 42
Year ended
May 31, 2024
19.73 0.21 7.89 — 8.10 (0.10) — — (0.10) 27.73 41.07 40.19 1.19 0.95 0.62 0.87 45,059 2
Year ended
May 31, 2023
26.77 0.34 (7.23) — (6.89) (0.15) — — (0.15) 19.73 (25.72) (25.47) 1.18 0.95 1.32 1.55 37,988 40
Year ended
May 31, 2022†
26.79 0.16 (0.02) — 0.14 (0.16) — — (0.16) 26.77 0.54 0.22 1.10 0.95 0.50 0.65 62,229 5
Year ended
May 31, 2021†
11.08 0.08 15.72 — 15.80 (0.09) — — (0.09) 26.79 143.30 143.29 1.15 0.95 0.25 0.45 104,477 12

296 :: FINANCIAL HIGHLIGHTS
PROSHARES TRUST
ProShares Trust Financial Highlights
NOVEMBER 30, 2025 (UNAUDITED)
See accompanying notes to the financial statements.
SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
A
PER SHARE OPERATING PERFORMANCE RATIOS/SUPPLEMENTAL DATA
INVESTMENT OPERATIONS DISTRIBUTIONS
TOTAL
RETURN
(c)
RATIOS TO AVERAGE NET ASSETS
(f)
SUPPLEMENTAL
DATA
Net asset
value,
beginning
of period
Net
investment
income
(loss)
(a)
Net realized
and unrealized
gains
(losses) on
investments
Transaction
fees
(b)
Total from
investment
operations
Net
investment
income
Net realized
gains
Tax return of
capital
Total
distributions
Net asset
value, end
of period
Net asset
value
(d)
Market
value
(e)
Expenses
before
expense
reductions
Expenses
net of
waivers, if
any
Net
investment
income
(loss) before
expense
reductions
Net
investment
income
(loss) net
of waivers,
if any
Net assets,
end of period
(000)
Portfolio
turnover
rate
(c)(g)
Ultra MidCap400
Six Months ended
November 30,
2025 (Unaudited)
$ 59.72 $ 0.33 $ 10.52 $ — $ 10.85 $ (0.26) $ — $ — $ (0.26) $ 70.31 18.20% 18.18% 0.99% 0.95% 0.94% 0.98% $ 135,348 7%
Year ended
May 31, 2025
64.77 0.28 (5.04) — (4.76) (0.29) — — (0.29) 59.72 (7.39) (7.44) 1.01 0.95 0.36 0.42 132,866 22
Year ended
May 31, 2024
45.36 0.32 19.45 — 19.77 (0.36) — — (0.36) 64.77 43.73 43.61 1.00 0.95 0.52 0.58 137,634 27
Year ended
May 31, 2023
54.03 0.60 (8.73) — (8.13) (0.54) — — (0.54) 45.36 (15.04) (14.94) 1.04 0.95 1.11 1.21 114,542 46
Year ended
May 31, 2022
65.80 0.18 (11.82) — (11.64) (0.13) — — (0.13) 54.03 (17.73) (17.75) 0.99 0.95 0.24 0.28 122,914 52
Year ended
May 31, 2021
28.58 0.06 37.24 — 37.30 (0.08) — — (0.08) 65.80 130.66 130.86 1.06 0.95 0.04 0.15 189,162 18
Ultra MSCI Brazil Capped
Six Months ended
November 30,
2025 (Unaudited)
18.90 0.25 9.21 — 9.46 (0.29) — — (0.29) 28.07 50.53 50.11 4.10 0.95 (0.90) 2.25 3,131 —
Year ended
May 31, 2025
23.09 0.86 (3.98) — (3.12) (1.07) — — (1.07) 18.90 (13.34) (12.84) 5.11 0.95 0.31 4.47 2,297 —
Year ended
May 31, 2024
22.55 0.74 0.35 — 1.09 (0.55) — — (0.55) 23.09 4.31 4.02 2.85 0.95 0.71 2.60 3,268 —
Year ended
May 31, 2023
32.73 0.13 (10.31) — (10.18) — — — — 22.55 (31.12) (31.43) 2.65 0.95 (1.15) 0.55 4,544 —
Year ended
May 31, 2022
37.27 (0.27) (4.27) — (4.54) — — — — 32.73 (12.21) (11.88) 2.22 0.95 (2.17) (0.90) 9,543 —
Year ended
May 31, 2021
20.23 (0.27) 17.31 — 17.04 — — — — 37.27 84.28 85.11 2.00 0.95 (2.00) (0.95) 7,140 —

297 :: FINANCIAL HIGHLIGHTS
PROSHARES TRUST
ProShares Trust Financial Highlights
NOVEMBER 30, 2025 (UNAUDITED)
See accompanying notes to the financial statements.
SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
A
PER SHARE OPERATING PERFORMANCE RATIOS/SUPPLEMENTAL DATA
INVESTMENT OPERATIONS DISTRIBUTIONS
TOTAL
RETURN
(c)
RATIOS TO AVERAGE NET ASSETS
(f)
SUPPLEMENTAL
DATA
Net asset
value,
beginning
of period
Net
investment
income
(loss)
(a)
Net realized
and unrealized
gains
(losses) on
investments
Transaction
fees
(b)
Total from
investment
operations
Net
investment
income
Net realized
gains
Tax return of
capital
Total
distributions
Net asset
value, end
of period
Net asset
value
(d)
Market
value
(e)
Expenses
before
expense
reductions
Expenses
net of
waivers, if
any
Net
investment
income
(loss) before
expense
reductions
Net
investment
income
(loss) net
of waivers,
if any
Net assets,
end of period
(000)
Portfolio
turnover
rate
(c)(g)
Ultra MSCI EAFE
Six Months ended
November 30,
2025 (Unaudited)
$ 54.04 $ 0.66 $ 7.02 $ — $ 7.68 $ (0.55) $ — $ — $ (0.55) $ 61.17 14.31% 14.51% 1.32% 0.95% 1.90% 2.26% $ 22,326 — %
Year ended
May 31, 2025
47.73 0.98 6.23 — 7.21 (0.90) — — (0.90) 54.04 15.47 14.74 1.87 0.95 1.18 2.10 14,860 —
Year ended
May 31, 2024
38.36 0.81 9.46 — 10.27 (0.90) — — (0.90) 47.73 27.13 27.27 1.83 0.95 1.09 1.96 10,739 —
Year ended
May 31, 2023
40.28 0.48 (2.31) — (1.83) (0.09) — — (0.09) 38.36 (4.54) (4.37) 1.81 0.95 0.48 1.33 10,550 —
Year ended
May 31, 2022
52.83 (0.45) (12.10) — (12.55) — — — — 40.28 (23.76) (23.48) 1.68 0.95 (1.64) (0.91) 9,064 —
Year ended
May 31, 2021
28.74 (0.39) 24.48 — 24.09 — — — — 52.83 83.86 82.35 1.56 0.95 (1.56) (0.95) 13,208 —
Ultra MSCI Emerging Markets
Six Months ended
November 30,
2025 (Unaudited)
56.68 0.73 21.34 — 22.07 (0.65) — — (0.65) 78.10 39.09 39.35 1.21 0.95 1.78 2.04 29,676 —
Year ended
May 31, 2025
52.32 1.83 4.46 — 6.29 (1.93) — — (1.93) 56.68 12.19 11.88 1.46 0.95 2.82 3.33 25,504 —
Year ended
May 31, 2024
47.07 1.40 5.15 — 6.55 (1.30) — — (1.30) 52.32 14.13 14.08 1.48 0.95 2.30 2.83 15,697 —
Year ended
May 31, 2023
62.90 0.62 (16.35) — (15.73) (0.10) — — (0.10) 47.07 (25.01) (24.99) 1.36 0.96 0.81 1.21 16,474 —
Year ended
May 31, 2022
105.83 (0.80) (42.13) — (42.93) — — — — 62.90 (40.57) (40.56) 1.09 0.95 (1.05) (0.90) 26,731 —
Year ended
May 31, 2021
51.04 (0.87) 55.66 — 54.79 — — — — 105.83 107.34 107.36 1.09 0.95 (1.08) (0.95) 92,605 —

298 :: FINANCIAL HIGHLIGHTS
PROSHARES TRUST
ProShares Trust Financial Highlights
NOVEMBER 30, 2025 (UNAUDITED)
See accompanying notes to the financial statements.
SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
A
PER SHARE OPERATING PERFORMANCE RATIOS/SUPPLEMENTAL DATA
INVESTMENT OPERATIONS DISTRIBUTIONS
TOTAL
RETURN
(c)
RATIOS TO AVERAGE NET ASSETS
(f)
SUPPLEMENTAL
DATA
Net asset
value,
beginning
of period
Net
investment
income
(loss)
(a)
Net realized
and unrealized
gains
(losses) on
investments
Transaction
fees
(b)
Total from
investment
operations
Net
investment
income
Net realized
gains
Tax return of
capital
Total
distributions
Net asset
value, end
of period
Net asset
value
(d)
Market
value
(e)
Expenses
before
expense
reductions
Expenses
net of
waivers, if
any
Net
investment
income
(loss) before
expense
reductions
Net
investment
income
(loss) net
of waivers,
if any
Net assets,
end of period
(000)
Portfolio
turnover
rate
(c)(g)
Ultra MSCI Japan
Six Months ended
November 30,
2025 (Unaudited)
$ 42.59 $ 0.27 $ 8.85 $ — $ 9.12 $ (0.25) $ — $ — $ (0.25) $ 51.46 21.53% 21.29% 2.65% 0.95% (0.55) % 1.15% $ 7,719 — %
Year ended
May 31, 2025
40.31 0.66 2.38 — 3.04 (0.76) — — (0.76) 42.59 7.78 8.15 2.69 0.95 (0.06) 1.68 6,389 —
Year ended
May 31, 2024
32.11 0.62 8.04 — 8.66 (0.46) — — (0.46) 40.31 27.15 27.23 2.05 0.95 0.60 1.70 9,272 —
Year ended
May 31, 2023
32.91 0.21 (0.85) — (0.64) (0.16) — — (0.16) 32.11 (1.89) (2.29) 3.75 0.95 (2.08) 0.73 9,313 111
Year ended
May 31, 2022
47.18 (0.33) (13.94) — (14.27) — — — — 32.91 (30.24) (30.26) 2.25 0.96 (2.05) (0.76) 5,760 579
Year ended
May 31, 2021
31.35 (0.39) 16.22 — 15.83 — — — — 47.18 50.48 50.81 2.34 0.95 (2.34) (0.95) 5,897 —
Ultra Nasdaq Biotechnology
Six Months ended
November 30,
2025 (Unaudited)
43.01 0.28 40.62 — 40.90 (0.35) — — (0.35) 83.56 95.62 95.85 1.24 0.95 0.67 0.96 87,739 8
Year ended
May 31, 2025
56.04 0.60 (12.69) — (12.09) (0.94) — — (0.94) 43.01 (21.93) (21.98) 1.19 0.95 0.82 1.06 44,300 28
Year ended
May 31, 2024
52.21 0.25 3.66 — 3.91 (0.08) — — (0.08) 56.04 7.49 7.51 1.14 0.95 0.28 0.47 88,267 32
Year ended
May 31, 2023
48.04 0.11 4.08 — 4.19 (0.02) — — (0.02) 52.21 8.71 8.53 1.15 0.95 — (j) 0.20 96,593 23
Year ended
May 31, 2022
84.53 (0.23) (36.26) — (36.49) — — — — 48.04 (43.17) (43.05) 1.08 0.95 (0.41) (0.28) 93,685 27
Year ended
May 31, 2021
70.76 (0.36) 14.13 — 13.77 — — — — 84.53 19.46 19.50 1.08 0.95 (0.58) (0.45) 287,388 27

299 :: FINANCIAL HIGHLIGHTS
PROSHARES TRUST
ProShares Trust Financial Highlights
NOVEMBER 30, 2025 (UNAUDITED)
See accompanying notes to the financial statements.
SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
A
PER SHARE OPERATING PERFORMANCE RATIOS/SUPPLEMENTAL DATA
INVESTMENT OPERATIONS DISTRIBUTIONS
TOTAL
RETURN
(c)
RATIOS TO AVERAGE NET ASSETS
(f)
SUPPLEMENTAL
DATA
Net asset
value,
beginning
of period
Net
investment
income
(loss)
(a)
Net realized
and unrealized
gains
(losses) on
investments
Transaction
fees
(b)
Total from
investment
operations
Net
investment
income
Net realized
gains
Tax return of
capital
Total
distributions
Net asset
value, end
of period
Net asset
value
(d)
Market
value
(e)
Expenses
before
expense
reductions
Expenses
net of
waivers, if
any
Net
investment
income
(loss) before
expense
reductions
Net
investment
income
(loss) net
of waivers,
if any
Net assets,
end of period
(000)
Portfolio
turnover
rate
(c)(g)
Ultra Nasdaq Cloud Computing
Six Months ended
November 30,
2025 (Unaudited)
$ 30.52 $ 0.13 $ 5.87 $ — $ 6.00 $ (0.08) $ — $ — $ (0.08) $ 36.44 19.64% 19.35% 5.29% 0.95% (3.62) % 0.72% $ 2,004 13%
Year ended
May 31, 2025
21.77 0.08 8.75 — 8.83 (0.08) — — (0.08) 30.52 40.55 40.80 5.04 0.95 (3.82) 0.27 2,594 61
Year ended
May 31, 2024
15.73 — (h) 6.04 — 6.04 — — — — 21.77 38.39 38.46 4.91 0.95 (3.96) (0.01) 2,721 59
Year ended
May 31, 2023
18.30 0.03 (2.60) — (2.57) — — — — 15.73 (14.04) (14.04) 7.37 0.95 (6.20) 0.21 1,573 70
Year ended
May 31, 2022
39.18 (0.16) (20.72) — (20.88) — — — — 18.30 (53.30) (53.81) 3.49 0.95 (2.96) (0.43) 1,830 74
January 19, 2021*
through May 31,
2021
40.00 (0.09) (0.73) (i) — (0.82) — — — — 39.18 (2.04) (0.95) 3.85 0.95 (3.47) (0.57) 1,959 6
Ultra Nasdaq Cybersecurity
Six Months ended
November 30,
2025 (Unaudited)
56.82 0.59 (0.49) — 0.10 (0.48) — — (0.48) 56.44 0.12 (0.18) 2.61 0.95 0.31 1.97 4,515 —
Year ended
May 31, 2025
36.63 0.95 20.30 — 21.25 (1.06) — — (1.06) 56.82 58.85 59.31 2.87 0.95 0.12 2.04 4,546 —
Year ended
May 31, 2024
28.45 0.73 7.80 — 8.53 (0.35) — — (0.35) 36.63 29.95 30.02 3.97 0.95 (0.99) 2.03 3,297 —
Year ended
May 31, 2023
31.11 0.10 (2.76) — (2.66) — — — — 28.45 (8.54) (8.99) 4.05 0.95 (2.71) 0.39 1,992 —
Year ended
May 31, 2022
37.53 (0.41) (5.77) — (6.18) — (0.24) — (0.24) 31.11 (16.75) (16.09) 2.07 0.95 (2.01) (0.89) 2,333 —
January 19, 2021*
through May 31,
2021
40.00 (0.13) (2.34) — (2.47) — — — — 37.53 (6.15) (6.40) 3.52 0.95 (3.52) (0.95) 2,815 —
* Commencement of investment operations.

300 :: FINANCIAL HIGHLIGHTS
PROSHARES TRUST
ProShares Trust Financial Highlights
NOVEMBER 30, 2025 (UNAUDITED)
See accompanying notes to the financial statements.
SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
A
PER SHARE OPERATING PERFORMANCE RATIOS/SUPPLEMENTAL DATA
INVESTMENT OPERATIONS DISTRIBUTIONS
TOTAL
RETURN
(c)
RATIOS TO AVERAGE NET ASSETS
(f)
SUPPLEMENTAL
DATA
Net asset
value,
beginning
of period
Net
investment
income
(loss)
(a)
Net realized
and unrealized
gains
(losses) on
investments
Transaction
fees
(b)
Total from
investment
operations
Net
investment
income
Net realized
gains
Tax return of
capital
Total
distributions
Net asset
value, end
of period
Net asset
value
(d)
Market
value
(e)
Expenses
before
expense
reductions
Expenses
net of
waivers, if
any
Net
investment
income
(loss) before
expense
reductions
Net
investment
income
(loss) net
of waivers,
if any
Net assets,
end of period
(000)
Portfolio
turnover
rate
(c)(g)
Ultra QQQ
®
Six Months ended
November 30,
2025 (Unaudited)†
$ 52.44 $ 0.03 $ 19.44 $ — $ 19.47 $ (0.08) $ — $ — $ (0.08) $ 71.83 37.18% 37.33% 1.01% 0.95% 0.04% 0.11% $ 10,673,928 1%
Year ended
May 31, 2025†
44.51 0.13 7.92 — 8.05 (0.12) — — (0.12) 52.44 18.10 17.80 0.98 0.95 0.22 0.25 7,681,861 16
Year ended
May 31, 2024†
28.63 0.10 15.85 — 15.95 (0.07) — — (0.07) 44.51 55.71 55.74 0.97 0.95 0.25 0.27 6,315,591 24
Year ended
May 31, 2023†
25.34 0.22 3.12 — 3.34 (0.05) — — (0.05) 28.63 13.34 13.47 0.98 0.95 0.97 1.01 4,586,772 27
Year ended
May 31, 2022†
31.81 (0.11) (6.36) — (6.47) — — — — 25.34 (20.35) (20.44) 0.98 0.95 (0.33) (0.30) 3,679,324 54
Year ended
May 31, 2021†
16.47 (0.09) 15.43 — 15.34 — — — — 31.81 93.20 93.78 0.97 0.95 (0.35) (0.33) 4,294,521 8
Ultra QQQ Mega
June 10, 2025*
through November
30, 2025
(Unaudited)
40.00 0.23 21.64 — 21.87 (0.07) — — (0.07) 61.80 54.69 54.49 1.25 0.95 0.60 0.89 37,697 96
* Commencement of investment operations.

301 :: FINANCIAL HIGHLIGHTS
PROSHARES TRUST
ProShares Trust Financial Highlights
NOVEMBER 30, 2025 (UNAUDITED)
See accompanying notes to the financial statements.
SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
A
PER SHARE OPERATING PERFORMANCE RATIOS/SUPPLEMENTAL DATA
INVESTMENT OPERATIONS DISTRIBUTIONS
TOTAL
RETURN
(c)
RATIOS TO AVERAGE NET ASSETS
(f)
SUPPLEMENTAL
DATA
Net asset
value,
beginning
of period
Net
investment
income
(loss)
(a)
Net realized
and unrealized
gains
(losses) on
investments
Transaction
fees
(b)
Total from
investment
operations
Net
investment
income
Net realized
gains
Tax return of
capital
Total
distributions
Net asset
value, end
of period
Net asset
value
(d)
Market
value
(e)
Expenses
before
expense
reductions
Expenses
net of
waivers, if
any
Net
investment
income
(loss) before
expense
reductions
Net
investment
income
(loss) net
of waivers,
if any
Net assets,
end of period
(000)
Portfolio
turnover
rate
(c)(g)
Ultra QQQ Top 30
August 13, 2025*
through November
30, 2025
(Unaudited)
$ 40.00 $ (0.01) $ 3.65 $ — $ 3.64 $ — (h) $ — $ — $ — (h) $ 43.64 9.11% 8.98% 1.72% 0.95% (0.86) % (0.09) % $ 11,347 218%
Ultra Real Estate
Six Months ended
November 30,
2025 (Unaudited)
63.66 0.73 (1.50) — (0.77) (0.65) — — (0.65) 62.24 (1.20) (0.97) 1.12 0.95 2.13 2.31 56,562 4
Year ended
May 31, 2025
55.67 1.37 8.14 — 9.51 (1.52) — — (1.52) 63.66 17.15 17.30 1.10 0.95 1.93 2.08 61,667 5
Year ended
May 31, 2024
52.72 1.11 2.72 — 3.83 (0.88) — — (0.88) 55.67 7.23 7.06 1.10 0.95 1.86 2.01 57,552 25
Year ended
May 31, 2023
82.93 1.29 (30.77) — (29.48) (0.73) — — (0.73) 52.72 (35.66) (35.59) 1.09 0.95 1.86 2.00 59,771 29
Year ended
May 31, 2022
84.64 0.63 (1.66) — (1.03) (0.68) — — (0.68) 82.93 (1.39) (1.59) 1.04 0.95 0.56 0.65 102,313 10
Year ended
May 31, 2021
51.66 0.56 32.86 — 33.42 (0.44) — — (0.44) 84.64 65.16 65.51 1.07 0.95 0.77 0.89 117,124 6
* Commencement of investment operations.

302 :: FINANCIAL HIGHLIGHTS
PROSHARES TRUST
ProShares Trust Financial Highlights
NOVEMBER 30, 2025 (UNAUDITED)
See accompanying notes to the financial statements.
SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
A
PER SHARE OPERATING PERFORMANCE RATIOS/SUPPLEMENTAL DATA
INVESTMENT OPERATIONS DISTRIBUTIONS
TOTAL
RETURN
(c)
RATIOS TO AVERAGE NET ASSETS
(f)
SUPPLEMENTAL
DATA
Net asset
value,
beginning
of period
Net
investment
income
(loss)
(a)
Net realized
and unrealized
gains
(losses) on
investments
Transaction
fees
(b)
Total from
investment
operations
Net
investment
income
Net realized
gains
Tax return of
capital
Total
distributions
Net asset
value, end
of period
Net asset
value
(d)
Market
value
(e)
Expenses
before
expense
reductions
Expenses
net of
waivers, if
any
Net
investment
income
(loss) before
expense
reductions
Net
investment
income
(loss) net
of waivers,
if any
Net assets,
end of period
(000)
Portfolio
turnover
rate
(c)(g)
Ultra Russell2000
Six Months ended
November 30,
2025 (Unaudited)
$ 34.18 $ 0.24 $ 13.90 $ — $ 14.14 $ (0.22) $ — $ — $ (0.22) $ 48.10 41.42% 41.65% 1.05% 0.95% 1.04% 1.13% $ 242,904 15%
Year ended
May 31, 2025
38.33 0.43 (4.07) — (3.64) (0.51) — — (0.51) 34.18 (9.69) (10.00) 1.07 0.95 0.94 1.06 309,292 66
Year ended
May 31, 2024
29.74 0.37 8.41 — 8.78 (0.19) — — (0.19) 38.33 29.56 30.05 1.09 0.95 0.91 1.06 205,065 40
Year ended
May 31, 2023
37.10 0.42 (7.65) — (7.23) (0.13) — — (0.13) 29.74 (19.51) (19.57) 1.15 0.95 1.05 1.25 120,439 58
Year ended
May 31, 2022
57.80 (0.03) (20.67) — (20.70) — — — — 37.10 (35.82) (35.93) 1.31 0.95 (0.42) (0.06) 181,770 47
Year ended
May 31, 2021†
23.09 (0.11) 34.83 — 34.72 (0.01) — — (0.01) 57.80 150.40 151.15 1.15 0.95 (0.44) (0.24) 742,689 20
Ultra S&P500
®
Six Months ended
November 30,
2025 (Unaudited)†
44.62 0.19 13.66 — 13.85 (0.20) — — (0.20) 58.27 31.10 31.33 0.88 0.84 0.70 0.73 7,278,240 1
Year ended
May 31, 2025†
38.79 0.39 5.83 — 6.22 (0.39) — — (0.39) 44.62 16.03 15.68 0.88 0.87 0.88 0.89 5,622,094 4
Year ended
May 31, 2024†
25.79 0.33 12.82 — 13.15 (0.15) — — (0.15) 38.79 51.06 51.04 0.89 0.89 1.03 1.04 5,108,941 4
Year ended
May 31, 2023†
26.94 0.40 (1.46) — (1.06) (0.09) — — (0.09) 25.79 (3.89) (3.83) 0.91 0.91 1.67 1.67 3,512,357 13
Year ended
May 31, 2022†
28.56 0.10 (1.66) — (1.56) (0.06) — — (0.06) 26.94 (5.49) (5.53) 0.89 0.89 0.31 0.32 3,424,199 19
Year ended
May 31, 2021†
15.21 0.08 13.31 — 13.39 (0.04) — — (0.04) 28.56 88.11 88.62 0.89 0.89 0.38 0.38 3,827,456 3

303 :: FINANCIAL HIGHLIGHTS
PROSHARES TRUST
ProShares Trust Financial Highlights
NOVEMBER 30, 2025 (UNAUDITED)
See accompanying notes to the financial statements.
SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
A
PER SHARE OPERATING PERFORMANCE RATIOS/SUPPLEMENTAL DATA
INVESTMENT OPERATIONS DISTRIBUTIONS
TOTAL
RETURN
(c)
RATIOS TO AVERAGE NET ASSETS
(f)
SUPPLEMENTAL
DATA
Net asset
value,
beginning
of period
Net
investment
income
(loss)
(a)
Net realized
and unrealized
gains
(losses) on
investments
Transaction
fees
(b)
Total from
investment
operations
Net
investment
income
Net realized
gains
Tax return of
capital
Total
distributions
Net asset
value, end
of period
Net asset
value
(d)
Market
value
(e)
Expenses
before
expense
reductions
Expenses
net of
waivers, if
any
Net
investment
income
(loss) before
expense
reductions
Net
investment
income
(loss) net
of waivers,
if any
Net assets,
end of period
(000)
Portfolio
turnover
rate
(c)(g)
Ultra S&P 500 Equal Weight
August 25, 2025*
through November
30, 2025
(Unaudited)
$ 40.00 $ 0.10 $ 0.85 $ — $ 0.95 $ (0.02) $ — $ — $ (0.02) $ 40.93 2.39% 2.48% 1.13% 0.95% 0.77% 0.96% $ 49,118 13%
Ultra Semiconductors
Six Months ended
November 30,
2025 (Unaudited)†
27.52 0.04 25.18 — 25.22 (0.10) — — (0.10) 52.64 91.80 92.11 0.95 0.95 0.20 0.20 1,662,423 34
Year ended
May 31, 2025†
29.38 0.14 (1.94) — (1.80) (0.06) — — (0.06) 27.52 (6.14) (6.21) 0.95 0.95 0.46 0.46 1,005,564 205
Year ended
May 31, 2024†
9.21 (0.01) 20.19 — 20.18 (0.01) — — (0.01) 29.38 219.24 219.26 0.95 0.95 (0.09) (0.09) 1,002,455 104
Year ended
May 31, 2023†
7.07 0.05 2.11 — 2.16 (0.02) — — (0.02) 9.21 30.55 30.34 1.03 0.95 0.82 0.90 254,142 54
Year ended
May 31, 2022†
7.84 (0.01) (0.76) — (0.77) — — — — 7.07 (9.81) (9.79) 0.97 0.95 (0.09) (0.07) 247,580 83
Year ended
May 31, 2021†
3.47 — (h) 4.37 — 4.37 — — — — 7.84 126.56 127.69 1.01 0.95 (0.07) (0.01) 253,317 11
* Commencement of investment operations.

304 :: FINANCIAL HIGHLIGHTS
PROSHARES TRUST
ProShares Trust Financial Highlights
NOVEMBER 30, 2025 (UNAUDITED)
See accompanying notes to the financial statements.
SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
A
PER SHARE OPERATING PERFORMANCE RATIOS/SUPPLEMENTAL DATA
INVESTMENT OPERATIONS DISTRIBUTIONS
TOTAL
RETURN
(c)
RATIOS TO AVERAGE NET ASSETS
(f)
SUPPLEMENTAL
DATA
Net asset
value,
beginning
of period
Net
investment
income
(loss)
(a)
Net realized
and unrealized
gains
(losses) on
investments
Transaction
fees
(b)
Total from
investment
operations
Net
investment
income
Net realized
gains
Tax return of
capital
Total
distributions
Net asset
value, end
of period
Net asset
value
(d)
Market
value
(e)
Expenses
before
expense
reductions
Expenses
net of
waivers, if
any
Net
investment
income
(loss) before
expense
reductions
Net
investment
income
(loss) net
of waivers,
if any
Net assets,
end of period
(000)
Portfolio
turnover
rate
(c)(g)
Ultra SmallCap600
Six Months ended
November 30,
2025 (Unaudited)
$ 20.59 $ 0.14 $ 5.45 $ — $ 5.59 $ (0.09) $ — $ — $ (0.09) $ 26.09 27.21% 26.92% 1.32% 0.95% 0.83% 1.20% $ 23,088 12%
Year ended
May 31, 2025
24.54 0.31 (3.90) — (3.59) (0.36) — — (0.36) 20.59 (14.88) (14.61) 1.37 0.95 0.83 1.25 27,070 38
Year ended
May 31, 2024
19.08 0.28 5.44 — 5.72 (0.26) — — (0.26) 24.54 30.10 29.80 1.41 0.95 0.81 1.27 32,758 38
Year ended
May 31, 2023
24.86 0.24 (5.92) — (5.68) (0.10) — — (0.10) 19.08 (22.87) (22.82) 1.39 0.95 0.67 1.11 26,429 29
Year ended
May 31, 2022
31.80 0.02 (6.96) — (6.94) — — — — 24.86 (21.84) (21.78) 1.29 0.95 (0.26) 0.08 32,935 27
Year ended
May 31, 2021†
11.58 (0.02) 20.25 — 20.23 (0.01) — — (0.01) 31.80 174.63 173.87 1.35 0.95 (0.51) (0.11) 46,109 17
Ultra Technology
Six Months ended
November 30,
2025 (Unaudited)
63.73 0.08 30.12 — 30.20 (0.19) — — (0.19) 93.74 47.45 47.51 0.94 0.94 0.18 0.18 849,747 4
Year ended
May 31, 2025
60.70 0.23 2.95 — 3.18 (0.15) — — (0.15) 63.73 5.23 5.41 0.95 0.95 0.35 0.35 631,247 69
Year ended
May 31, 2024
40.36 — (h) 20.35 — 20.35 (0.01) — — (0.01) 60.70 50.42 49.69 0.95 0.95 0.01 0.01 662,541 17
Year ended
May 31, 2023
34.97 0.11 5.28 — 5.39 — — — — 40.36 15.43 15.61 0.97 0.95 0.36 0.38 575,192 56
Year ended
May 31, 2022†
41.71 (0.22) (6.52) — (6.74) — — — — 34.97 (16.16) (16.21) 0.95 0.95 (0.43) (0.43) 539,380 41
Year ended
May 31, 2021†
20.68 (0.13) 21.16 — 21.03 — — — — 41.71 101.68 102.46 0.95 0.95 (0.40) (0.40) 763,229 7

305 :: FINANCIAL HIGHLIGHTS
PROSHARES TRUST
ProShares Trust Financial Highlights
NOVEMBER 30, 2025 (UNAUDITED)
See accompanying notes to the financial statements.
SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
A
PER SHARE OPERATING PERFORMANCE RATIOS/SUPPLEMENTAL DATA
INVESTMENT OPERATIONS DISTRIBUTIONS
TOTAL
RETURN
(c)
RATIOS TO AVERAGE NET ASSETS
(f)
SUPPLEMENTAL
DATA
Net asset
value,
beginning
of period
Net
investment
income
(loss)
(a)
Net realized
and unrealized
gains
(losses) on
investments
Transaction
fees
(b)
Total from
investment
operations
Net
investment
income
Net realized
gains
Tax return of
capital
Total
distributions
Net asset
value, end
of period
Net asset
value
(d)
Market
value
(e)
Expenses
before
expense
reductions
Expenses
net of
waivers, if
any
Net
investment
income
(loss) before
expense
reductions
Net
investment
income
(loss) net
of waivers,
if any
Net assets,
end of period
(000)
Portfolio
turnover
rate
(c)(g)
Ultra Utilities
Six Months ended
November 30,
2025 (Unaudited)†
$ 20.32 $ 0.18 $ 4.03 $ — $ 4.21 $ (0.19) $ — $ — $ (0.19) $ 24.34 20.91% 21.24% 1.61% 0.95% 1.00% 1.66% $ 18,015 1%
Year ended
May 31, 2025†
16.93 0.37 3.37 — 3.74 (0.35) — — (0.35) 20.32 22.42 22.47 1.59 0.95 1.38 2.02 16,663 13
Year ended
May 31, 2024†
14.39 0.31 2.53 — 2.84 (0.30) — — (0.30) 16.93 20.18 20.12 1.94 0.95 1.27 2.26 15,910 4
Year ended
May 31, 2023†
19.90 0.22 (5.41) — (5.19) (0.32) — — (0.32) 14.39 (26.25) (26.13) 1.68 0.95 1.12 1.85 9,496 25
Year ended
May 31, 2022†
15.26 0.29 4.58 — 4.87 (0.23) — — (0.23) 19.90 32.18 31.65 1.36 0.95 1.29 1.70 23,880 20
Year ended
May 31, 2021†
12.76 0.18 2.42 — 2.60 (0.10) — — (0.10) 15.26 20.47 20.81 1.91 0.95 0.37 1.32 13,737 3
UltraPro Dow30
SM
Six Months ended
November 30,
2025 (Unaudited)†
42.19 0.37 15.02 — 15.39 (0.44) — — (0.44) 57.14 36.70 36.98 0.95 0.95 1.49 1.49 745,622 — (j)
Year ended
May 31, 2025†
38.41 0.58 3.74 — 4.32 (0.54) — — (0.54) 42.19 11.19 10.66 0.95 0.95 1.28 1.28 679,198 24
Year ended
May 31, 2024†
26.53 0.32 11.88 — 12.20 (0.32) — — (0.32) 38.41 46.22 46.34 0.95 0.95 0.96 0.96 722,062 87
Year ended
May 31, 2023†
30.61 0.42 (4.19) — (3.77) (0.31) — — (0.31) 26.53 (12.26) (12.26) 0.95 0.95 1.52 1.52 607,448 42
Year ended
May 31, 2022†
36.71 0.19 (6.19) — (6.00) (0.10) — — (0.10) 30.61 (16.40) (16.40) 0.95 0.95 0.51 0.51 691,723 36
Year ended
May 31, 2021†
15.46 0.22 21.09 — 21.31 (0.06) — — (0.06) 36.71 137.92 138.58 0.95 0.95 0.50 0.50 958,086 15

306 :: FINANCIAL HIGHLIGHTS
PROSHARES TRUST
ProShares Trust Financial Highlights
NOVEMBER 30, 2025 (UNAUDITED)
See accompanying notes to the financial statements.
SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
A
PER SHARE OPERATING PERFORMANCE RATIOS/SUPPLEMENTAL DATA
INVESTMENT OPERATIONS DISTRIBUTIONS
TOTAL
RETURN
(c)
RATIOS TO AVERAGE NET ASSETS
(f)
SUPPLEMENTAL
DATA
Net asset
value,
beginning
of period
Net
investment
income
(loss)
(a)
Net realized
and unrealized
gains
(losses) on
investments
Transaction
fees
(b)
Total from
investment
operations
Net
investment
income
Net realized
gains
Tax return of
capital
Total
distributions
Net asset
value, end
of period
Net asset
value
(d)
Market
value
(e)
Expenses
before
expense
reductions
Expenses
net of
waivers, if
any
Net
investment
income
(loss) before
expense
reductions
Net
investment
income
(loss) net
of waivers,
if any
Net assets,
end of period
(000)
Portfolio
turnover
rate
(c)(g)
UltraPro MidCap400
Six Months ended
November 30,
2025 (Unaudited)
$ 20.79 $ 0.14 $ 5.09 $ — $ 5.23 $ (0.15) $ — $ — $ (0.15) $ 25.87 25.22% 25.37% 1.47% 0.95% 0.68% 1.19% $ 27,935 7%
Year ended
May 31, 2025
25.79 0.25 (5.03) — (4.78) (0.22) — — (0.22) 20.79 (18.70) (18.58) 1.40 0.95 0.52 0.97 26,193 67
Year ended
May 31, 2024
15.95 0.10 9.79 — 9.89 (0.05) — — (0.05) 25.79 62.01 62.40 1.50 0.95 (0.07) 0.48 33,007 48
Year ended
May 31, 2023
22.49 0.13 (6.59) — (6.46) (0.08) — — (0.08) 15.95 (28.73) (28.77) 1.52 0.95 0.15 0.72 23,527 78
Year ended
May 31, 2022
32.13 0.01 (9.62) — (9.61) (0.03) — — (0.03) 22.49 (29.95) (30.05) 1.32 0.95 (0.33) 0.03 29,799 96
Year ended
May 31, 2021†
9.86 (0.03) 22.30 — 22.27 — (h) — — — (h) 32.13 226.00 225.64 1.23 0.95 (0.42) (0.14) 61,859 19
UltraPro QQQ
®
Six Months ended
November 30,
2025 (Unaudited)†
35.08 0.12 19.57 — 19.69 (0.16) — — (0.16) 54.61 56.24 56.41 0.97 0.81 0.34 0.50 30,774,299 1
Year ended
May 31, 2025†
31.24 0.46 3.87 — 4.33 (0.49) — — (0.49) 35.08 13.82 13.45 0.97 0.82 1.17 1.32 24,411,133 25
Year ended
May 31, 2024†
17.34 0.38 13.87 — 14.25 (0.35) — — (0.35) 31.24 82.84 82.67 0.97 0.84 1.49 1.63 21,486,427 32
Year ended
May 31, 2023†
16.51 0.25 0.70 — 0.95 (0.12) — — (0.12) 17.34 6.27 6.38 0.98 0.88 1.96 2.06 15,391,729 168
Year ended
May 31, 2022†
25.58 (0.05) (9.02) — (9.07) — — — — 16.51 (35.44) (35.57) 0.98 0.86 (0.35) (0.23) 13,697,179 127
Year ended
May 31, 2021†
10.35 (0.05) 15.28 — 15.23 — — — — 25.58 147.00 147.89 1.01 0.95 (0.46) (0.39) 12,061,878 10

307 :: FINANCIAL HIGHLIGHTS
PROSHARES TRUST
ProShares Trust Financial Highlights
NOVEMBER 30, 2025 (UNAUDITED)
See accompanying notes to the financial statements.
SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
A
PER SHARE OPERATING PERFORMANCE RATIOS/SUPPLEMENTAL DATA
INVESTMENT OPERATIONS DISTRIBUTIONS
TOTAL
RETURN
(c)
RATIOS TO AVERAGE NET ASSETS
(f)
SUPPLEMENTAL
DATA
Net asset
value,
beginning
of period
Net
investment
income
(loss)
(a)
Net realized
and unrealized
gains
(losses) on
investments
Transaction
fees
(b)
Total from
investment
operations
Net
investment
income
Net realized
gains
Tax return of
capital
Total
distributions
Net asset
value, end
of period
Net asset
value
(d)
Market
value
(e)
Expenses
before
expense
reductions
Expenses
net of
waivers, if
any
Net
investment
income
(loss) before
expense
reductions
Net
investment
income
(loss) net
of waivers,
if any
Net assets,
end of period
(000)
Portfolio
turnover
rate
(c)(g)
UltraPro Russell2000
Six Months ended
November 30,
2025 (Unaudited)
$ 34.17 $ 0.28 $ 20.86 $ — $ 21.14 $ (0.22) $ — $ — $ (0.22) $ 55.09 61.93% 62.48% 1.07% 0.95% 1.08% 1.20% $ 388,384 26%
Year ended
May 31, 2025
45.37 0.61 (11.11) — (10.50) (0.70) — — (0.70) 34.17 (23.51) (23.81) 1.08 0.95 1.20 1.33 295,605 91
Year ended
May 31, 2024
33.80 0.22 11.56 — 11.78 (0.21) — — (0.21) 45.37 34.95 35.25 1.12 0.95 0.36 0.54 489,975 526
Year ended
May 31, 2023
52.41 0.36 (18.82) — (18.46) (0.15) — — (0.15) 33.80 (35.25) (35.14) 1.11 0.95 0.69 0.85 204,461 85
Year ended
May 31, 2022
110.95 (0.07) (58.47) — (58.54) — — — — 52.41 (52.76) (52.92) 1.29 0.95 (0.42) (0.08) 259,439 60
Year ended
May 31, 2021
30.83 (0.18) 80.30 — 80.12 — (h) — — — (h) 110.95 259.95 261.40 1.26 0.95 (0.58) (0.27) 410,520 43
UltraPro S&P500
®
Six Months ended
November 30,
2025 (Unaudited)
80.02 0.45 37.12 — 37.57 (0.44) — — (0.44) 117.15 47.08 47.49 0.88 0.88 0.88 0.89 5,107,780 6
Year ended
May 31, 2025
70.02 0.89 10.00 — 10.89 (0.89) — — (0.89) 80.02 15.51 14.91 0.89 0.89 1.09 1.09 3,836,825 5
Year ended
May 31, 2024
39.85 0.45 30.16 — 30.61 (0.44) — — (0.44) 70.02 77.20 77.37 0.91 0.91 0.86 0.86 3,441,239 18
Year ended
May 31, 2023
46.40 0.66 (6.99) — (6.33) (0.22) — — (0.22) 39.85 (13.55) (13.53) 0.92 0.92 1.77 1.77 2,387,091 34
Year ended
May 31, 2022†
53.12 0.11 (6.76) — (6.65) (0.07) — — (0.07) 46.40 (12.57) (12.58) 0.91 0.91 0.18 0.18 2,573,073 66
Year ended
May 31, 2021†
21.53 0.04 31.58 — 31.62 (0.03) — — (0.03) 53.12 146.97 147.74 0.91 0.91 0.12 0.12 2,395,903 4

308 :: FINANCIAL HIGHLIGHTS
PROSHARES TRUST
ProShares Trust Financial Highlights
NOVEMBER 30, 2025 (UNAUDITED)
See accompanying notes to the financial statements.
SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
A
PER SHARE OPERATING PERFORMANCE RATIOS/SUPPLEMENTAL DATA
INVESTMENT OPERATIONS DISTRIBUTIONS
TOTAL
RETURN
(c)
RATIOS TO AVERAGE NET ASSETS
(f)
SUPPLEMENTAL
DATA
Net asset
value,
beginning
of period
Net
investment
income
(loss)
(a)
Net realized
and unrealized
gains
(losses) on
investments
Transaction
fees
(b)
Total from
investment
operations
Net
investment
income
Net realized
gains
Tax return of
capital
Total
distributions
Net asset
value, end
of period
Net asset
value
(d)
Market
value
(e)
Expenses
before
expense
reductions
Expenses
net of
waivers, if
any
Net
investment
income
(loss) before
expense
reductions
Net
investment
income
(loss) net
of waivers,
if any
Net assets,
end of period
(000)
Portfolio
turnover
rate
(c)(g)
UltraPro Short 20+ Year Treasury
Six Months ended
November 30,
2025 (Unaudited)
$ 78.59 $ 0.92 $ (12.51) $ — $ (11.59) $ (0.90) $ — $ — $ (0.90) $ 66.10 (14.82) % (15.05) % 1.22% 0.95% 2.28% 2.55% $ 20,069 — %
Year ended
May 31, 2025
78.59 1.41 2.97 — 4.38 (1.07) (3.31) — (4.38) 78.59 5.82 5.84 1.13 0.95 1.81 1.99 24,647 —
Year ended
May 31, 2024
66.12 1.41 18.23 — 19.64 (5.19) (1.98) — (7.17) 78.59 33.10 33.65 0.98 0.95 1.85 1.87 38,793 —
Year ended
May 31, 2023
56.55 1.00 9.07 — 10.07 (0.50) — — (0.50) 66.12 17.83 17.61 0.95 0.95 1.51 1.51 257,438 —
Year ended
May 31, 2022
41.80 (0.30) 15.05 — 14.75 — — — — 56.55 35.27 34.06 0.95 0.95 (0.79) (0.79) 403,941 —
Year ended
May 31, 2021
29.62 (0.34) 12.52 — 12.18 — — — — 41.80 41.13 41.82 1.07 0.95 (1.06) (0.94) 89,601 —
UltraPro Short Dow30
SM
Six Months ended
November 30,
2025 (Unaudited)
47.26 0.84 (14.27) — (13.43) (0.80) — — (0.80) 33.03 (28.72) (28.86) 0.98 0.95 4.31 4.35 188,182 —
Year ended
May 31, 2025†
69.21 3.21 (21.35) — (18.14) (3.81) — — (3.81) 47.26 (26.83) (26.50) 0.97 0.95 5.96 5.98 217,277 —
Year ended
May 31, 2024†
109.38 4.10 (40.19) —(h) (36.09) (4.08) — — (4.08) 69.21 (33.49) (33.51) 0.95 0.95 4.90 4.90 287,966 —
Year ended
May 31, 2023†
123.99 2.51 (15.84) — (13.33) (1.28) — — (1.28) 109.38 (10.80) (10.79) 0.95 0.95 2.23 2.23 705,315 —
Year ended
May 31, 2022†
132.53 (1.05) (7.49) — (8.54) — — — — 123.99 (6.45) (6.47) 0.95 0.95 (0.87) (0.87) 351,588 —
Year ended
May 31, 2021†
429.69 (1.84) (295.32) — (297.16) — — — — 132.53 (69.16) (69.27) 0.96 0.95 (0.81) (0.79) 359,346 —

309 :: FINANCIAL HIGHLIGHTS
PROSHARES TRUST
ProShares Trust Financial Highlights
NOVEMBER 30, 2025 (UNAUDITED)
See accompanying notes to the financial statements.
SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
A
PER SHARE OPERATING PERFORMANCE RATIOS/SUPPLEMENTAL DATA
INVESTMENT OPERATIONS DISTRIBUTIONS
TOTAL
RETURN
(c)
RATIOS TO AVERAGE NET ASSETS
(f)
SUPPLEMENTAL
DATA
Net asset
value,
beginning
of period
Net
investment
income
(loss)
(a)
Net realized
and unrealized
gains
(losses) on
investments
Transaction
fees
(b)
Total from
investment
operations
Net
investment
income
Net realized
gains
Tax return of
capital
Total
distributions
Net asset
value, end
of period
Net asset
value
(d)
Market
value
(e)
Expenses
before
expense
reductions
Expenses
net of
waivers, if
any
Net
investment
income
(loss) before
expense
reductions
Net
investment
income
(loss) net
of waivers,
if any
Net assets,
end of period
(000)
Portfolio
turnover
rate
(c)(g)
UltraPro Short MidCap400
Six Months ended
November 30,
2025 (Unaudited)†
$ 17.39 $ 0.34 $ (4.81) $ — $ (4.47) $ (0.38) $ — $ — $ (0.38) $ 12.54 (26.00) % (25.97) % 3.91% 0.95% 1.79% 4.75% $ 2,374 — %
Year ended
May 31, 2025†
21.66 0.84 (4.36) — (3.52) (0.75) — — (0.75) 17.39 (16.47) (16.71) 3.28 0.95 2.04 4.37 3,293 —
Year ended
May 31, 2024†
44.26 0.77 (22.47) — (21.70) (0.90) — — (0.90) 21.66 (49.63) (49.52) 2.51 0.95 0.90 2.46 3,667 —
Year ended
May 31, 2023†
50.49 0.61 (6.58) — (5.97) (0.26) — — (0.26) 44.26 (11.83) (11.86) 1.67 0.95 0.61 1.32 8,821 —
Year ended
May 31, 2022†
53.73 (0.44) (2.80) — (3.24) — — — — 50.49 (6.05) (6.07) 2.11 0.95 (2.04) (0.88) 7,539 —
Year ended
May 31, 2021†
279.11 (1.25) (224.13) — (225.38) — — — — 53.73 (80.75) (80.78) 1.67 0.95 (1.66) (0.94) 4,002 —
UltraPro Short QQQ
®
Six Months ended
November 30,
2025 (Unaudited)†
118.40 2.81 (50.32) — (47.51) (2.50) — — (2.50) 68.39 (40.61) (40.72) 0.98 0.95 6.59 6.62 2,417,824 —
Year ended
May 31, 2025†
251.05 12.16 (130.57) — (118.41) (14.24) — — (14.24) 118.40 (48.87) (48.65) 0.99 0.95 6.98 7.02 3,100,177 —
Year ended
May 31, 2024†
577.50 24.50 (325.02) — (300.52) (25.93) — — (25.93) 251.05 (53.60) (53.62) 0.98 0.95 6.48 6.51 2,765,099 —
Year ended
May 31, 2023†
1,184.89 23.61 (622.11) — (598.50) (8.89) — — (8.89) 577.50 (50.83) (50.83) 0.99 0.95 2.31 2.35 4,718,175 —
Year ended
May 31, 2022†
1,387.73 (8.43) (194.41) (i) — (202.84) — — — — 1,184.89 (14.62) (14.53) 0.98 0.95 (0.88) (0.84) 2,824,811 —
Year ended
May 31, 2021†
5,886.79 (17.20) (4,481.86) — (4,499.06) — — — — 1,387.73 (76.43) (76.52) 1.00 0.95 (0.86) (0.81) 1,758,961 —

310 :: FINANCIAL HIGHLIGHTS
PROSHARES TRUST
ProShares Trust Financial Highlights
NOVEMBER 30, 2025 (UNAUDITED)
See accompanying notes to the financial statements.
SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
A
PER SHARE OPERATING PERFORMANCE RATIOS/SUPPLEMENTAL DATA
INVESTMENT OPERATIONS DISTRIBUTIONS
TOTAL
RETURN
(c)
RATIOS TO AVERAGE NET ASSETS
(f)
SUPPLEMENTAL
DATA
Net asset
value,
beginning
of period
Net
investment
income
(loss)
(a)
Net realized
and unrealized
gains
(losses) on
investments
Transaction
fees
(b)
Total from
investment
operations
Net
investment
income
Net realized
gains
Tax return of
capital
Total
distributions
Net asset
value, end
of period
Net asset
value
(d)
Market
value
(e)
Expenses
before
expense
reductions
Expenses
net of
waivers, if
any
Net
investment
income
(loss) before
expense
reductions
Net
investment
income
(loss) net
of waivers,
if any
Net assets,
end of period
(000)
Portfolio
turnover
rate
(c)(g)
UltraPro Short Russell2000
Six Months ended
November 30,
2025 (Unaudited)†
$ 80.89 $ 1.51 $ (38.72) $ — $ (37.21) $ (1.31) $ — $ — $ (1.31) $ 42.37 (46.42) % (46.68) % 1.10% 0.95% 5.40% 5.56% $ 75,820 — %
Year ended
May 31, 2025†
109.04 5.23 (26.92) — (21.69) (6.46) — — (6.46) 80.89 (20.30) (19.87) 1.09 0.95 5.95 6.09 89,137 —
Year ended
May 31, 2024†
207.93 6.66 (99.19) — (92.53) (6.36) — — (6.36) 109.04 (45.13) (45.24) 1.04 0.95 4.42 4.51 120,151 —
Year ended
May 31, 2023†
235.24 3.43 (29.28) (i) — (25.85) (1.46) — — (1.46) 207.93 (11.02) (10.97) 1.03 0.95 1.55 1.64 234,317 —
Year ended
May 31, 2022†
193.13 (1.67) 43.78 — 42.11 — — — — 235.24 21.80 21.89 1.04 0.95 (0.94) (0.85) 150,418 —
Year ended
May 31, 2021†
1,298.81 (3.59) (1,102.09) — (1,105.68) — — — — 193.13 (85.13) (85.15) 1.08 0.95 (0.97) (0.84) 107,592 —
UltraPro Short S&P500
®
Six Months ended
November 30,
2025 (Unaudited)†
78.03 1.68 (27.86) — (26.18) (1.49) — — (1.49) 50.36 (33.91) (34.17) 0.90 0.90 5.64 5.64 475,089 —
Year ended
May 31, 2025†
129.11 5.96 (49.95) — (43.99) (7.09) — — (7.09) 78.03 (35.12) (34.74) 0.90 0.90 6.12 6.12 566,445 —
Year ended
May 31, 2024†
257.97 12.14 (128.66) 0.05 (116.47) (12.39) — — (12.39) 129.11 (46.48) (46.47) 0.89 0.89 6.48 6.48 614,515 —
Year ended
May 31, 2023†
325.40 7.93 (71.73) — (63.80) (3.63) — — (3.63) 257.97 (19.82) (19.80) 0.90 0.90 2.52 2.52 1,345,949 —
Year ended
May 31, 2022†
391.82 (2.47) (63.95) — (66.42) — — — — 325.40 (16.96) (17.15) 0.90 0.90 (0.80) (0.80) 720,715 —
Year ended
May 31, 2021†
1,300.92 (5.13) (903.97) — (909.10) — — — — 391.82 (69.88) (69.98) 0.90 0.90 (0.73) (0.73) 476,012 —

311 :: FINANCIAL HIGHLIGHTS
PROSHARES TRUST
ProShares Trust Financial Highlights
NOVEMBER 30, 2025 (UNAUDITED)
See accompanying notes to the financial statements.
SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
A
PER SHARE OPERATING PERFORMANCE RATIOS/SUPPLEMENTAL DATA
INVESTMENT OPERATIONS DISTRIBUTIONS
TOTAL
RETURN
(c)
RATIOS TO AVERAGE NET ASSETS
(f)
SUPPLEMENTAL
DATA
Net asset
value,
beginning
of period
Net
investment
income
(loss)
(a)
Net realized
and unrealized
gains
(losses) on
investments
Transaction
fees
(b)
Total from
investment
operations
Net
investment
income
Net realized
gains
Tax return of
capital
Total
distributions
Net asset
value, end
of period
Net asset
value
(d)
Market
value
(e)
Expenses
before
expense
reductions
Expenses
net of
waivers, if
any
Net
investment
income
(loss) before
expense
reductions
Net
investment
income
(loss) net
of waivers,
if any
Net assets,
end of period
(000)
Portfolio
turnover
rate
(c)(g)
UltraShort 7-10 Year Treasury
Six Months ended
November 30,
2025 (Unaudited)
$ 23.29 $ 0.37 $ (1.48) $ — $ (1.11) $ (0.40) $ — $ — $ (0.40) $ 21.78 (4.83) % (5.14) % 1.49% 0.95% 2.74% 3.28% $ 11,977 — %
Year ended
May 31, 2025
24.38 0.78 (1.00) — (0.22) (0.87) — — (0.87) 23.29 (0.82) (0.84) 1.40 0.95 2.92 3.37 13,977 —
Year ended
May 31, 2024
21.55 0.77 2.92 — 3.69 (0.86) — — (0.86) 24.38 17.44 17.56 1.18 0.95 3.03 3.27 17,063 —
Year ended
May 31, 2023
19.49 0.24 1.95 — 2.19 (0.13) — — (0.13) 21.55 11.28 11.30 1.01 0.95 1.09 1.15 32,327 —
Year ended
May 31, 2022
16.73 (0.13) 2.89 — 2.76 — — — — 19.49 16.48 16.50 0.99 0.95 (0.82) (0.78) 122,760 —
Year ended
May 31, 2021
15.32 (0.15) 1.56 — 1.41 — — — — 16.73 9.20 9.13 1.10 0.95 (1.08) (0.92) 43,490 —
UltraShort 20+ Year Treasury
Six Months ended
November 30,
2025 (Unaudited)
37.05 0.53 (3.88) — (3.35) (0.56) — — (0.56) 33.14 (9.11) (9.39) 0.93 0.93 3.04 3.04 232,526 —
Year ended
May 31, 2025
36.05 1.40 1.19 — 2.59 (1.59) — — (1.59) 37.05 7.75 7.81 0.93 0.93 4.13 4.13 312,571 —
Year ended
May 31, 2024
29.69 1.47 6.43 — 7.90 (1.54) — — (1.54) 36.05 27.43 27.67 0.91 0.91 4.26 4.26 362,568 —
Year ended
May 31, 2023
25.69 0.61 3.85 — 4.46 (0.46) — — (0.46) 29.69 17.45 17.56 0.90 0.90 2.10 2.10 531,733 —
Year ended
May 31, 2022
20.51 (0.15) 5.33 — 5.18 — — — — 25.69 25.29 24.21 0.89 0.89 (0.80) (0.80) 1,390,214 —
Year ended
May 31, 2021
16.07 (0.15) 4.59 — 4.44 — (h) — — (h) — (h) 20.51 27.64 27.87 0.90 0.90 (0.83) (0.83) 1,415,115 —

312 :: FINANCIAL HIGHLIGHTS
PROSHARES TRUST
ProShares Trust Financial Highlights
NOVEMBER 30, 2025 (UNAUDITED)
See accompanying notes to the financial statements.
SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
A
PER SHARE OPERATING PERFORMANCE RATIOS/SUPPLEMENTAL DATA
INVESTMENT OPERATIONS DISTRIBUTIONS
TOTAL
RETURN
(c)
RATIOS TO AVERAGE NET ASSETS
(f)
SUPPLEMENTAL
DATA
Net asset
value,
beginning
of period
Net
investment
income
(loss)
(a)
Net realized
and unrealized
gains
(losses) on
investments
Transaction
fees
(b)
Total from
investment
operations
Net
investment
income
Net realized
gains
Tax return of
capital
Total
distributions
Net asset
value, end
of period
Net asset
value
(d)
Market
value
(e)
Expenses
before
expense
reductions
Expenses
net of
waivers, if
any
Net
investment
income
(loss) before
expense
reductions
Net
investment
income
(loss) net
of waivers,
if any
Net assets,
end of period
(000)
Portfolio
turnover
rate
(c)(g)
UltraShort Consumer Discretionary
Six Months ended
November 30,
2025 (Unaudited)†
$ 18.57 $ 0.40 $ (3.72) $ — $ (3.32) $ (0.47) $ — $ — $ (0.47) $ 14.78 (18.11) % (17.97) % 3.80% 0.95% 2.09% 4.94% $ 3,227 — %
Year ended
May 31, 2025†
31.74 1.04 (13.01) — (11.97) (1.20) — — (1.20) 18.57 (38.21) (38.43) 4.44 0.95 1.00 4.49 2,569 —
Year ended
May 31, 2024†
44.35 1.32 (12.49) — (11.17) (1.44) — — (1.44) 31.74 (25.26) (25.12) 5.14 0.95 (0.33) 3.86 1,852 —
Year ended
May 31, 2023†
53.16 0.58 (9.03) (i) — (8.45) (0.36) — — (0.36) 44.35 (16.03) (15.62) 2.45 0.95 (0.40) 1.10 2,698 —
Year ended
May 31, 2022†
40.16 (0.35) 13.35 — 13.00 — — — — 53.16 32.36 31.85 5.83 0.95 (5.70) (0.81) 3,238 —
Year ended
May 31, 2021†
86.95 (0.50) (46.29) — (46.79) — — — — 40.16 (53.81) (53.74) 7.25 0.95 (7.24) (0.94) 940 —
UltraShort Consumer Staples
Six Months ended
November 30,
2025 (Unaudited)
11.44 0.19 1.03 — 1.22 (0.18) — — (0.18) 12.48 10.66 10.54 11.02 0.95 (7.03) 3.04 756 —
Year ended
May 31, 2025
13.52 0.52 (1.94) — (1.42) (0.66) — — (0.66) 11.44 (10.87) (10.84) 12.07 0.95 (6.91) 4.21 693 —
Year ended
May 31, 2024
15.36 0.70 (1.78) — (1.08) (0.76) — — (0.76) 13.52 (7.43) (7.23) 6.49 0.95 (0.97) 4.57 819 —
Year ended
May 31, 2023
13.97 0.23 1.28 (i) — 1.51 (0.12) — — (0.12) 15.36 10.79 10.11 3.61 0.95 (1.07) 1.60 1,776 —
Year ended
May 31, 2022
15.67 (0.12) (1.58) — (1.70) — — — — 13.97 (10.88) (10.29) 9.05 0.95 (8.96) (0.85) 2,312 —
Year ended
May 31, 2021†
38.62 (0.21) (22.74) — (22.95) — — — — 15.67 (59.42) (59.33) 7.90 0.95 (7.89) (0.94) 1,028 —

313 :: FINANCIAL HIGHLIGHTS
PROSHARES TRUST
ProShares Trust Financial Highlights
NOVEMBER 30, 2025 (UNAUDITED)
See accompanying notes to the financial statements.
SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
A
PER SHARE OPERATING PERFORMANCE RATIOS/SUPPLEMENTAL DATA
INVESTMENT OPERATIONS DISTRIBUTIONS
TOTAL
RETURN
(c)
RATIOS TO AVERAGE NET ASSETS
(f)
SUPPLEMENTAL
DATA
Net asset
value,
beginning
of period
Net
investment
income
(loss)
(a)
Net realized
and unrealized
gains
(losses) on
investments
Transaction
fees
(b)
Total from
investment
operations
Net
investment
income
Net realized
gains
Tax return of
capital
Total
distributions
Net asset
value, end
of period
Net asset
value
(d)
Market
value
(e)
Expenses
before
expense
reductions
Expenses
net of
waivers, if
any
Net
investment
income
(loss) before
expense
reductions
Net
investment
income
(loss) net
of waivers,
if any
Net assets,
end of period
(000)
Portfolio
turnover
rate
(c)(g)
UltraShort Dow30
SM
Six Months ended
November 30,
2025 (Unaudited)
$ 26.45 $ 0.41 $ (5.49) $ — $ (5.08) $ (0.42) $ — $ — $ (0.42) $ 20.95 (19.39) % (19.58) % 1.10% 0.95% 3.40% 3.55% $ 47,344 — %
Year ended
May 31, 2025
32.92 1.38 (6.28) — (4.90) (1.57) — — (1.57) 26.45 (15.11) (14.91) 1.06 0.95 4.79 4.90 57,131 —
Year ended
May 31, 2024
44.05 1.39 (11.20) — (h) (9.81) (1.32) — — (1.32) 32.92 (22.54) (22.57) 1.02 0.95 3.73 3.79 74,397 —
Year ended
May 31, 2023
46.19 0.72 (2.51) — (1.79) (0.35) — — (0.35) 44.05 (3.89) (3.85) 1.01 0.95 1.52 1.58 97,336 —
Year ended
May 31, 2022†
47.13 (0.39) (0.55) — (0.94) — — — — 46.19 (2.01) (1.93) 1.00 0.95 (0.92) (0.86) 108,998 —
Year ended
May 31, 2021†
100.13 (0.58) (52.42) — (53.00) — — — — 47.13 (52.93) (53.02) 1.00 0.95 (0.90) (0.84) 100,430 —
UltraShort Energy
Six Months ended
November 30,
2025 (Unaudited)
41.42 0.52 (8.83) — (8.31) (0.49) — — (0.49) 32.62 (20.13) (20.10) 1.44 0.95 2.46 2.95 11,851 —
Year ended
May 31, 2025†
37.79 1.73 4.19 — 5.92 (2.29) — — (2.29) 41.42 16.06 15.86 1.41 0.95 4.00 4.46 12,974 —
Year ended
May 31, 2024†
60.38 1.88 (22.75) — (20.87) (1.72) — — (1.72) 37.79 (35.03) (34.86) 1.26 0.95 3.98 4.29 19,872 —
Year ended
May 31, 2023†
66.21 0.91 (6.10) (i) — (5.19) (0.64) — — (0.64) 60.38 (7.76) (7.84) 1.13 0.95 1.40 1.59 20,428 —
Year ended
May 31, 2022†
261.99 (1.15) (194.63) — (195.78) — — — — 66.21 (74.73) (74.74) 1.31 0.95 (1.21) (0.85) 30,676 —
Year ended
May 31, 2021†
893.51 (4.90) (626.62) — (631.52) — — — — 261.99 (70.68) (70.58) 1.32 0.95 (1.31) (0.94) 17,254 —

314 :: FINANCIAL HIGHLIGHTS
PROSHARES TRUST
ProShares Trust Financial Highlights
NOVEMBER 30, 2025 (UNAUDITED)
See accompanying notes to the financial statements.
SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
A
PER SHARE OPERATING PERFORMANCE RATIOS/SUPPLEMENTAL DATA
INVESTMENT OPERATIONS DISTRIBUTIONS
TOTAL
RETURN
(c)
RATIOS TO AVERAGE NET ASSETS
(f)
SUPPLEMENTAL
DATA
Net asset
value,
beginning
of period
Net
investment
income
(loss)
(a)
Net realized
and unrealized
gains
(losses) on
investments
Transaction
fees
(b)
Total from
investment
operations
Net
investment
income
Net realized
gains
Tax return of
capital
Total
distributions
Net asset
value, end
of period
Net asset
value
(d)
Market
value
(e)
Expenses
before
expense
reductions
Expenses
net of
waivers, if
any
Net
investment
income
(loss) before
expense
reductions
Net
investment
income
(loss) net
of waivers,
if any
Net assets,
end of period
(000)
Portfolio
turnover
rate
(c)(g)
UltraShort Financials
Six Months ended
November 30,
2025 (Unaudited)
$ 30.13 $ 0.65 $ (2.82) $ — $ (2.17) $ (0.71) $ — $ — $ (0.71) $ 27.25 (7.25) % (7.31) % 1.64% 0.95% 3.94% 4.64% $ 10,710 — %
Year ended
May 31, 2025†
49.24 2.01 (18.51) — (16.50) (2.61) — — (2.61) 30.13 (34.82) (34.85) 1.58 0.95 4.73 5.36 11,089 —
Year ended
May 31, 2024†
83.88 2.89 (34.97) — (32.08) (2.56) — — (2.56) 49.24 (38.87) (38.81) 1.30 0.95 4.25 4.60 14,743 —
Year ended
May 31, 2023†
75.53 1.24 7.43 — 8.67 (0.32) — — (0.32) 83.88 11.48 11.44 1.32 0.95 1.18 1.56 27,736 —
Year ended
May 31, 2022†
79.64 (0.65) (3.46) — (4.11) — — — — 75.53 (5.18) (5.27) 1.50 0.95 (1.43) (0.89) 16,005 —
Year ended
May 31, 2021†
215.02 (1.38) (134.00) — (135.38) — — — — 79.64 (62.96) (62.84) 1.21 0.95 (1.20) (0.94) 12,909 —
UltraShort FTSE China 50
Six Months ended
November 30,
2025 (Unaudited)†
24.11 0.34 (6.20) — (5.86) (0.58) — — (0.58) 17.67 (24.44) (24.61) 2.43 0.95 2.13 3.62 6,466 —
Year ended
May 31, 2025†
59.66 2.25 (35.76) — (33.51) (2.04) — — (2.04) 24.11 (56.97) (56.79) 1.79 0.95 4.80 5.64 7,015 —
Year ended
May 31, 2024†
77.75 1.56 (17.99) — (16.43) (1.66) — — (1.66) 59.66 (21.55) (21.87) 1.44 0.95 1.69 2.17 14,973 —
Year ended
May 31, 2023†
74.94 0.90 2.26 — 3.16 (0.35) — — (0.35) 77.75 4.27 4.62 1.34 0.95 0.81 1.20 23,400 —
Year ended
May 31, 2022†
60.15 (0.67) 15.46 — 14.79 — — — — 74.94 24.57 24.58 1.38 0.95 (1.31) (0.89) 24,429 —
Year ended
May 31, 2021†
109.45 (0.67) (48.63) — (49.30) — — — — 60.15 (45.04) (45.15) 1.26 0.95 (1.24) (0.93) 16,599 —

315 :: FINANCIAL HIGHLIGHTS
PROSHARES TRUST
ProShares Trust Financial Highlights
NOVEMBER 30, 2025 (UNAUDITED)
See accompanying notes to the financial statements.
SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
A
PER SHARE OPERATING PERFORMANCE RATIOS/SUPPLEMENTAL DATA
INVESTMENT OPERATIONS DISTRIBUTIONS
TOTAL
RETURN
(c)
RATIOS TO AVERAGE NET ASSETS
(f)
SUPPLEMENTAL
DATA
Net asset
value,
beginning
of period
Net
investment
income
(loss)
(a)
Net realized
and unrealized
gains
(losses) on
investments
Transaction
fees
(b)
Total from
investment
operations
Net
investment
income
Net realized
gains
Tax return of
capital
Total
distributions
Net asset
value, end
of period
Net asset
value
(d)
Market
value
(e)
Expenses
before
expense
reductions
Expenses
net of
waivers, if
any
Net
investment
income
(loss) before
expense
reductions
Net
investment
income
(loss) net
of waivers,
if any
Net assets,
end of period
(000)
Portfolio
turnover
rate
(c)(g)
UltraShort FTSE Europe
Six Months ended
November 30,
2025 (Unaudited)
$ 27.42 $ 0.53 $ (3.80) $ — $ (3.27) $ (0.51) $ — $ — $ (0.51) $ 23.64 (12.08) % (11.97) % 1.44% 0.95% 3.67% 4.16% $ 13,769 — %
Year ended
May 31, 2025†
36.58 1.80 (9.08) — (7.28) (1.88) — — (1.88) 27.42 (21.12) (21.12) 1.36 0.95 4.58 4.99 18,028 —
Year ended
May 31, 2024†
53.03 1.41 (16.36) — (14.95) (1.50) — — (1.50) 36.58 (28.71) (28.79) 1.10 0.95 2.81 2.96 21,306 —
Year ended
May 31, 2023†
65.55 0.76 (12.88) — (12.12) (0.40) — — (0.40) 53.03 (18.53) (18.38) 1.02 0.95 1.07 1.14 74,111 —
Year ended
May 31, 2022†
59.63 (0.50) 6.42 (i) — 5.92 — (h) — — (h),(j) — (h) 65.55 9.93 9.91 1.50 0.95 (1.34) (0.79) 55,881 —
Year ended
May 31, 2021†
141.14 (0.88) (80.63) — (81.51) — — — — 59.63 (57.75) (57.48) 1.48 0.95 (1.46) (0.93) 7,300 —
UltraShort Health Care
Six Months ended
November 30,
2025 (Unaudited)
12.59 0.14 (3.71) — (3.57) (0.16) — — (0.16) 8.86 (28.63) (28.60) 6.01 0.95 (2.65) 2.41 979 —
Year ended
May 31, 2025
11.00 0.37 1.68 — 2.05 (0.46) — — (0.46) 12.59 19.55 20.74 6.64 0.95 (2.26) 3.43 2,146 —
Year ended
May 31, 2024
13.54 0.50 (2.59) — (2.09) (0.45) — — (0.45) 11.00 (15.68) (16.56) 5.99 0.95 (0.94) 4.10 774 —
Year ended
May 31, 2023
13.29 0.25 0.13 (i) — 0.38 (0.13) — — (0.13) 13.54 2.97 3.03 3.19 0.95 (0.38) 1.86 2,105 —
Year ended
May 31, 2022
15.75 (0.12) (2.34) — (2.46) — — — — 13.29 (15.65) (15.79) 5.11 0.95 (5.01) (0.85) 3,394 —
Year ended
May 31, 2021†
25.83 (0.20) (9.88) — (10.08) — — — — 15.75 (39.01) (38.97) 4.61 0.95 (4.60) (0.94) 1,267 —

316 :: FINANCIAL HIGHLIGHTS
PROSHARES TRUST
ProShares Trust Financial Highlights
NOVEMBER 30, 2025 (UNAUDITED)
See accompanying notes to the financial statements.
SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
A
PER SHARE OPERATING PERFORMANCE RATIOS/SUPPLEMENTAL DATA
INVESTMENT OPERATIONS DISTRIBUTIONS
TOTAL
RETURN
(c)
RATIOS TO AVERAGE NET ASSETS
(f)
SUPPLEMENTAL
DATA
Net asset
value,
beginning
of period
Net
investment
income
(loss)
(a)
Net realized
and unrealized
gains
(losses) on
investments
Transaction
fees
(b)
Total from
investment
operations
Net
investment
income
Net realized
gains
Tax return of
capital
Total
distributions
Net asset
value, end
of period
Net asset
value
(d)
Market
value
(e)
Expenses
before
expense
reductions
Expenses
net of
waivers, if
any
Net
investment
income
(loss) before
expense
reductions
Net
investment
income
(loss) net
of waivers,
if any
Net assets,
end of period
(000)
Portfolio
turnover
rate
(c)(g)
UltraShort Industrials
Six Months ended
November 30,
2025 (Unaudited)†
$ 13.64 $ 0.33 $ (1.89) $ — $ (1.56) $ (0.34) $ — $ — $ (0.34) $ 11.74 (11.66) % (11.94) % 7.47% 0.95% (1.08) % 5.44% $ 1,262 — %
Year ended
May 31, 2025†
19.66 0.78 (5.88) — (5.10) (0.92) — — (0.92) 13.64 (26.86) (26.74) 6.92 0.95 (1.30) 4.67 1,331 —
Year ended
May 31, 2024†
32.02 1.08 (12.26) — (11.18) (1.18) — — (1.18) 19.66 (35.53) (35.47) 3.78 0.95 1.52 4.35 1,230 —
Year ended
May 31, 2023†
34.20 0.51 (2.55) — (2.04) (0.14) — — (0.14) 32.02 (5.97) (5.96) 3.32 0.95 (0.81) 1.57 3,844 —
Year ended
May 31, 2022†
28.94 (0.26) 5.52 — 5.26 — — — — 34.20 18.18 18.34 4.39 0.95 (4.29) (0.85) 2,824 —
Year ended
May 31, 2021†
77.85 (0.46) (48.45) — (48.91) — — — — 28.94 (62.83) (62.72) 5.16 0.95 (5.15) (0.94) 943 —
UltraShort Materials
Six Months ended
November 30,
2025 (Unaudited)
15.01 0.26 (1.22) — (0.96) (0.29) — — (0.29) 13.76 (6.42) (5.30) 10.80 0.95 (6.13) 3.72 757 —
Year ended
May 31, 2025†
14.50 0.72 0.57 (i) — 1.29 (0.78) — — (0.78) 15.01 8.92 8.94 8.37 0.95 (2.62) 4.80 826 —
Year ended
May 31, 2024†
22.04 0.72 (7.48) — (6.76) (0.78) — — (0.78) 14.50 (31.13) (32.37) 5.14 0.95 (0.12) 4.07 1,161 —
Year ended
May 31, 2023†
20.71 0.33 1.22 (i) — 1.55 (0.22) — — (0.22) 22.04 7.49 8.23 2.59 0.95 (0.25) 1.39 2,590 —
Year ended
May 31, 2022†
25.42 (0.22) (4.49) — (4.71) — — — — 20.71 (18.55) (18.45) 4.04 0.95 (3.97) (0.88) 2,434 —
Year ended
May 31, 2021†
80.24 (0.43) (54.39) — (54.82) — — — — 25.42 (68.32) (68.30) 3.84 0.95 (3.84) (0.94) 1,718 —

317 :: FINANCIAL HIGHLIGHTS
PROSHARES TRUST
ProShares Trust Financial Highlights
NOVEMBER 30, 2025 (UNAUDITED)
See accompanying notes to the financial statements.
SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
A
PER SHARE OPERATING PERFORMANCE RATIOS/SUPPLEMENTAL DATA
INVESTMENT OPERATIONS DISTRIBUTIONS
TOTAL
RETURN
(c)
RATIOS TO AVERAGE NET ASSETS
(f)
SUPPLEMENTAL
DATA
Net asset
value,
beginning
of period
Net
investment
income
(loss)
(a)
Net realized
and unrealized
gains
(losses) on
investments
Transaction
fees
(b)
Total from
investment
operations
Net
investment
income
Net realized
gains
Tax return of
capital
Total
distributions
Net asset
value, end
of period
Net asset
value
(d)
Market
value
(e)
Expenses
before
expense
reductions
Expenses
net of
waivers, if
any
Net
investment
income
(loss) before
expense
reductions
Net
investment
income
(loss) net
of waivers,
if any
Net assets,
end of period
(000)
Portfolio
turnover
rate
(c)(g)
UltraShort MidCap400
Six Months ended
November 30,
2025 (Unaudited)
$ 9.89 $ 0.22 $ (1.86) $ — $ (1.64) $ (0.23) $ — $ — $ (0.23) $ 8.02 (16.77) % (16.98) % 7.92% 0.95% (1.93) % 5.05% $ 910 — %
Year ended
May 31, 2025
11.08 0.52 (1.15) — (0.63) (0.56) — — (0.56) 9.89 (5.75) (5.75) 6.82 0.95 (0.89) 4.98 1,370 —
Year ended
May 31, 2024
17.17 0.60 (6.12) — (5.52) (0.57) — — (0.57) 11.08 (32.68) (32.66) 4.42 0.95 0.89 4.36 1,534 —
Year ended
May 31, 2023
17.73 0.35 (0.74) — (0.39) (0.17) — — (0.17) 17.17 (2.20) (2.28) 3.47 0.95 (0.49) 2.02 2,807 —
Year ended
May 31, 2022
17.67 (0.15) 0.21 (i) — 0.06 — — — — 17.73 0.30 0.45 4.53 0.95 (4.44) (0.86) 2,898 —
Year ended
May 31, 2021†
50.69 (0.30) (32.72) — (33.02) — — — — 17.67 (65.14) (65.04) 2.78 0.95 (2.77) (0.94) 2,007 —
UltraShort MSCI Brazil Capped
Six Months ended
November 30,
2025 (Unaudited)†
24.79 0.44 (9.63) — (9.19) (0.42) — — (0.42) 15.18 (37.46) (37.26) 2.31 0.95 2.87 4.23 3,860 —
Year ended
May 31, 2025†
27.48 1.23 (2.62) — (1.39) (1.30) — — (1.30) 24.79 (5.84) (6.14) 1.99 0.95 3.27 4.31 10,331 —
Year ended
May 31, 2024†
35.60 0.82 (8.08) — (7.26) (0.86) — — (0.86) 27.48 (19.95) (19.94) 1.95 0.95 2.25 3.25 9,049 —
Year ended
May 31, 2023†
40.98 0.60 (5.69) — (5.09) (0.29) — — (0.29) 35.60 (12.55) (12.58) 1.43 0.95 0.93 1.41 12,611 —
Year ended
May 31, 2022†
54.22 (0.51) (12.73) — (13.24) — — — — 40.98 (24.45) (24.28) 1.60 0.95 (1.54) (0.89) 13,495 —
Year ended
May 31, 2021†
173.84 (0.89) (118.73) — (119.62) — — — — 54.22 (68.80) (68.92) 1.27 0.95 (1.26) (0.93) 12,435 —

318 :: FINANCIAL HIGHLIGHTS
PROSHARES TRUST
ProShares Trust Financial Highlights
NOVEMBER 30, 2025 (UNAUDITED)
See accompanying notes to the financial statements.
SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
A
PER SHARE OPERATING PERFORMANCE RATIOS/SUPPLEMENTAL DATA
INVESTMENT OPERATIONS DISTRIBUTIONS
TOTAL
RETURN
(c)
RATIOS TO AVERAGE NET ASSETS
(f)
SUPPLEMENTAL
DATA
Net asset
value,
beginning
of period
Net
investment
income
(loss)
(a)
Net realized
and unrealized
gains
(losses) on
investments
Transaction
fees
(b)
Total from
investment
operations
Net
investment
income
Net realized
gains
Tax return of
capital
Total
distributions
Net asset
value, end
of period
Net asset
value
(d)
Market
value
(e)
Expenses
before
expense
reductions
Expenses
net of
waivers, if
any
Net
investment
income
(loss) before
expense
reductions
Net
investment
income
(loss) net
of waivers,
if any
Net assets,
end of period
(000)
Portfolio
turnover
rate
(c)(g)
UltraShort MSCI EAFE
Six Months ended
November 30,
2025 (Unaudited)
$ 11.35 $ 0.25 $ (1.75) $ — $ (1.50) $ (0.26) $ — $ — $ (0.26) $ 9.59 (13.38) % (13.24) % 8.85% 0.95% (3.13) % 4.77% $ 1,139 — %
Year ended
May 31, 2025†
14.73 0.59 (3.34) — (2.75) (0.63) — — (0.63) 11.35 (19.64) (19.91) 7.29 0.95 (2.18) 4.16 1,063 —
Year ended
May 31, 2024†
20.66 0.62 (5.67) — (5.05) (0.88) — — (0.88) 14.73 (25.19) (24.98) 6.18 0.95 (1.94) 3.30 828 —
Year ended
May 31, 2023†
23.64 0.49 (3.11) — (2.62) (0.36) — — (0.36) 20.66 (11.17) (11.34) 2.53 0.95 0.45 2.03 2,969 —
Year ended
May 31, 2022†
20.53 (0.19) 3.30 — 3.11 — — — — 23.64 15.16 15.41 7.40 0.95 (7.31) (0.86) 1,624 —
Year ended
May 31, 2021†
43.68 (0.28) (22.87) — (23.15) — — — — 20.53 (53.01) (52.98) 4.29 0.95 (4.28) (0.94) 1,410 —
UltraShort MSCI Emerging Markets
Six Months ended
November 30,
2025 (Unaudited)†
28.74 0.50 (8.93) — (8.43) (0.52) — — (0.52) 19.79 (29.57) (29.46) 3.26 0.95 2.11 4.42 2,660 —
Year ended
May 31, 2025†
37.28 1.42 (8.47) — (7.05) (1.49) — — (1.49) 28.74 (19.36) (19.57) 2.69 0.95 2.57 4.31 4,437 —
Year ended
May 31, 2024†
46.35 1.39 (9.00) — (7.61) (1.46) — — (1.46) 37.28 (16.71) (16.51) 2.19 0.95 2.08 3.32 5,383 —
Year ended
May 31, 2023†
41.31 0.62 4.73 — 5.35 (0.31) — — (0.31) 46.35 12.93 12.86 1.55 0.95 0.71 1.32 9,009 —
Year ended
May 31, 2022†
30.06 (0.31) 11.56 — 11.25 — — — — 41.31 37.43 37.63 2.13 0.95 (2.04) (0.87) 11,128 —
Year ended
May 31, 2021†
75.95 (0.41) (45.48) — (45.89) — — — — 30.06 (60.42) (60.55) 1.71 0.95 (1.69) (0.93) 5,467 —

319 :: FINANCIAL HIGHLIGHTS
PROSHARES TRUST
ProShares Trust Financial Highlights
NOVEMBER 30, 2025 (UNAUDITED)
See accompanying notes to the financial statements.
SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
A
PER SHARE OPERATING PERFORMANCE RATIOS/SUPPLEMENTAL DATA
INVESTMENT OPERATIONS DISTRIBUTIONS
TOTAL
RETURN
(c)
RATIOS TO AVERAGE NET ASSETS
(f)
SUPPLEMENTAL
DATA
Net asset
value,
beginning
of period
Net
investment
income
(loss)
(a)
Net realized
and unrealized
gains
(losses) on
investments
Transaction
fees
(b)
Total from
investment
operations
Net
investment
income
Net realized
gains
Tax return of
capital
Total
distributions
Net asset
value, end
of period
Net asset
value
(d)
Market
value
(e)
Expenses
before
expense
reductions
Expenses
net of
waivers, if
any
Net
investment
income
(loss) before
expense
reductions
Net
investment
income
(loss) net
of waivers,
if any
Net assets,
end of period
(000)
Portfolio
turnover
rate
(c)(g)
UltraShort MSCI Japan
Six Months ended
November 30,
2025 (Unaudited)
$ 33.39 $ 0.56 $ (7.54) $ — $ (6.98) $ (0.49) $ — $ — $ (0.49) $ 25.92 (21.10) % (21.15) % 2.45% 0.95% 2.32% 3.82% $ 5,701 — %
Year ended
May 31, 2025†
42.66 1.36 (9.31) — (7.95) (1.32) — — (1.32) 33.39 (19.20) (19.37) 2.51 0.95 1.80 3.36 5,007 —
Year ended
May 31, 2024†
59.74 1.60 (17.04) — (15.44) (1.64) — — (1.64) 42.66 (26.18) (26.05) 2.62 0.95 1.55 3.22 5,118 —
Year ended
May 31, 2023†
67.31 1.03 (8.16) — (7.13) (0.44) — — (0.44) 59.74 (10.64) (10.39) 2.17 0.95 0.25 1.47 5,973 —
Year ended
May 31, 2022†
54.87 (0.49) 12.93 — 12.44 — — — — 67.31 22.67 22.79 2.93 0.95 (2.86) (0.88) 6,309 —
Year ended
May 31, 2021†
94.46 (0.66) (38.93) — (39.59) — — — — 54.87 (41.91) (41.84) 1.98 0.95 (1.97) (0.94) 4,800 —
UltraShort Nasdaq Biotechnology
Six Months ended
November 30,
2025 (Unaudited)
19.07 0.27 (9.87) — (9.60) (0.26) — — (0.26) 9.21 (50.85) (50.94) 3.92 0.95 0.97 3.94 2,406 —
Year ended
May 31, 2025
17.85 0.65 1.22 — 1.87 (0.65) — — (0.65) 19.07 11.04 10.41 3.20 0.95 1.64 3.89 2,882 —
Year ended
May 31, 2024
20.82 0.56 (3.06) — (2.50) (0.47) — — (0.47) 17.85 (12.17) (11.87) 2.42 0.95 1.30 2.77 3,500 —
Year ended
May 31, 2023
28.45 0.11 (7.74) — (7.63) — — — — 20.82 (26.82) (26.82) 1.97 0.95 (0.51) 0.51 5,123 —
Year ended
May 31, 2022
21.67 (0.20) 6.98 — 6.78 — — — — 28.45 31.29 31.59 1.83 0.95 (1.79) (0.91) 8,424 —
Year ended
May 31, 2021†
33.82 (0.24) (11.91) — (12.15) — — — — 21.67 (35.93) (36.17) 1.55 0.95 (1.53) (0.93) 9,666 —

320 :: FINANCIAL HIGHLIGHTS
PROSHARES TRUST
ProShares Trust Financial Highlights
NOVEMBER 30, 2025 (UNAUDITED)
See accompanying notes to the financial statements.
SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
A
PER SHARE OPERATING PERFORMANCE RATIOS/SUPPLEMENTAL DATA
INVESTMENT OPERATIONS DISTRIBUTIONS
TOTAL
RETURN
(c)
RATIOS TO AVERAGE NET ASSETS
(f)
SUPPLEMENTAL
DATA
Net asset
value,
beginning
of period
Net
investment
income
(loss)
(a)
Net realized
and unrealized
gains
(losses) on
investments
Transaction
fees
(b)
Total from
investment
operations
Net
investment
income
Net realized
gains
Tax return of
capital
Total
distributions
Net asset
value, end
of period
Net asset
value
(d)
Market
value
(e)
Expenses
before
expense
reductions
Expenses
net of
waivers, if
any
Net
investment
income
(loss) before
expense
reductions
Net
investment
income
(loss) net
of waivers,
if any
Net assets,
end of period
(000)
Portfolio
turnover
rate
(c)(g)
UltraShort QQQ
®
Six Months ended
November 30,
2025 (Unaudited)
$ 28.75 $ 0.61 $ (8.64) $ — $ (8.03) $ (0.52) $ — $ — $ (0.52) $ 20.20 (28.19) % (28.29) % 1.02% 0.95% 5.22% 5.29% $ 286,864 — %
Year ended
May 31, 2025
43.84 1.78 (14.68) — (12.90) (2.19) — — (2.19) 28.75 (30.27) (30.14) 1.02 0.95 4.98 5.05 261,608 —
Year ended
May 31, 2024†
75.32 3.42 (31.57) 0.03 (28.12) (3.36) — — (3.36) 43.84 (38.27) (38.25) 1.01 0.95 5.79 5.85 269,597 —
Year ended
May 31, 2023†
112.09 1.84 (38.01) — (36.17) (0.60) — — (0.60) 75.32 (32.42) (32.46) 1.01 0.95 1.64 1.71 533,947 —
Year ended
May 31, 2022†
117.36 (0.83) (4.44) (i) — (5.27) — — — — 112.09 (4.49) (4.48) 1.02 0.95 (0.93) (0.86) 365,330 —
Year ended
May 31, 2021†
291.60 (1.32) (172.92) — (174.24) — — — — 117.36 (59.75) (59.83) 1.03 0.95 (0.90) (0.82) 221,703 —
UltraShort QQQ Mega
June 10, 2025*
through November
30, 2025
(Unaudited)
40.00 0.46 (15.66) (i) — (15.20) (0.25) — — (0.25) 24.55 (38.09) (38.05) 2.37 0.95 1.73 3.15 1,227 —
* Commencement of investment operations.

321 :: FINANCIAL HIGHLIGHTS
PROSHARES TRUST
ProShares Trust Financial Highlights
NOVEMBER 30, 2025 (UNAUDITED)
See accompanying notes to the financial statements.
SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
A
PER SHARE OPERATING PERFORMANCE RATIOS/SUPPLEMENTAL DATA
INVESTMENT OPERATIONS DISTRIBUTIONS
TOTAL
RETURN
(c)
RATIOS TO AVERAGE NET ASSETS
(f)
SUPPLEMENTAL
DATA
Net asset
value,
beginning
of period
Net
investment
income
(loss)
(a)
Net realized
and unrealized
gains
(losses) on
investments
Transaction
fees
(b)
Total from
investment
operations
Net
investment
income
Net realized
gains
Tax return of
capital
Total
distributions
Net asset
value, end
of period
Net asset
value
(d)
Market
value
(e)
Expenses
before
expense
reductions
Expenses
net of
waivers, if
any
Net
investment
income
(loss) before
expense
reductions
Net
investment
income
(loss) net
of waivers,
if any
Net assets,
end of period
(000)
Portfolio
turnover
rate
(c)(g)
UltraShort Real Estate
Six Months ended
November 30,
2025 (Unaudited)
$ 47.99 $ 0.80 $ (0.54) $ — $ 0.26 $ (0.86) $ — $ — $ (0.86) $ 47.39 0.52% 0.28% 1.29% 0.95% 3.03% 3.37% $ 21,224 — %
Year ended
May 31, 2025†
63.47 2.66 (15.01) — (12.35) (3.13) — — (3.13) 47.99 (19.74) (19.48) 1.21 0.95 4.97 5.23 21,975 —
Year ended
May 31, 2024†
75.60 2.80 (12.29) — (9.49) (2.64) — — (2.64) 63.47 (12.56) (12.92) 1.07 0.95 3.95 4.07 41,211 —
Year ended
May 31, 2023†
60.46 1.34 14.44 — 15.78 (0.64) — — (0.64) 75.60 26.06 26.40 1.07 0.95 1.80 1.92 66,099 —
Year ended
May 31, 2022†
69.32 (0.49) (8.37) (i) — (8.86) — — — — 60.46 (12.78) (12.77) 1.41 0.95 (1.31) (0.86) 27,920 —
Year ended
May 31, 2021†
139.03 (0.98) (68.73) — (69.71) — — — — 69.32 (50.14) (50.29) 1.20 0.95 (1.19) (0.94) 16,427 —
UltraShort Russell2000
Six Months ended
November 30,
2025 (Unaudited)
48.37 0.86 (16.43) — (15.57) (0.93) — — (0.93) 31.87 (32.54) (32.66) 1.20 0.95 4.31 4.57 38,331 —
Year ended
May 31, 2025†
55.36 2.53 (6.77) — (4.24) (2.75) — — (2.75) 48.37 (7.61) (7.28) 1.15 0.95 5.02 5.22 46,085 —
Year ended
May 31, 2024†
82.21 2.77 (26.82) — (24.05) (2.80) — — (2.80) 55.36 (29.68) (29.85) 1.08 0.95 3.98 4.11 71,565 —
Year ended
May 31, 2023†
83.67 1.26 (2.22) (i) — (0.96) (0.50) — — (0.50) 82.21 (1.16) (1.15) 1.06 0.95 1.44 1.55 123,546 —
Year ended
May 31, 2022†
69.41 (0.62) 14.88 — 14.26 — — — — 83.67 20.54 20.61 1.07 0.95 (0.98) (0.86) 115,702 —
Year ended
May 31, 2021†
232.03 (1.01) (161.61) — (162.62) — — — — 69.41 (70.09) (70.11) 1.09 0.95 (0.98) (0.85) 73,770 —

322 :: FINANCIAL HIGHLIGHTS
PROSHARES TRUST
ProShares Trust Financial Highlights
NOVEMBER 30, 2025 (UNAUDITED)
See accompanying notes to the financial statements.
SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
A
PER SHARE OPERATING PERFORMANCE RATIOS/SUPPLEMENTAL DATA
INVESTMENT OPERATIONS DISTRIBUTIONS
TOTAL
RETURN
(c)
RATIOS TO AVERAGE NET ASSETS
(f)
SUPPLEMENTAL
DATA
Net asset
value,
beginning
of period
Net
investment
income
(loss)
(a)
Net realized
and unrealized
gains
(losses) on
investments
Transaction
fees
(b)
Total from
investment
operations
Net
investment
income
Net realized
gains
Tax return of
capital
Total
distributions
Net asset
value, end
of period
Net asset
value
(d)
Market
value
(e)
Expenses
before
expense
reductions
Expenses
net of
waivers, if
any
Net
investment
income
(loss) before
expense
reductions
Net
investment
income
(loss) net
of waivers,
if any
Net assets,
end of period
(000)
Portfolio
turnover
rate
(c)(g)
UltraShort S&P500
®
Six Months ended
November 30,
2025 (Unaudited)†
$ 92.12 $ 1.85 $ (23.04) $ — $ (21.19) $ (1.68) $ — $ — $ (1.68) $ 69.25 (23.22) % (23.31) % 0.91% 0.91% 4.77% 4.77% $ 360,901 — %
Year ended
May 31, 2025†
124.78 5.90 (31.35) — (25.45) (7.21) — — (7.21) 92.12 (20.94) (20.68) 0.91 0.91 5.63 5.63 434,909 —
Year ended
May 31, 2024†
194.74 9.04 (70.02) — (60.98) (8.98) — — (8.98) 124.78 (32.17) (32.20) 0.89 0.89 5.72 5.72 564,180 —
Year ended
May 31, 2023†
216.25 4.53 (23.88) — (19.35) (2.16) — — (2.16) 194.74 (9.07) (9.08) 0.90 0.90 2.07 2.07 1,114,138 —
Year ended
May 31, 2022†
237.44 (1.63) (19.56) — (21.19) — — — — 216.25 (8.93) (9.07) 0.90 0.90 (0.80) (0.80) 899,859 —
Year ended
May 31, 2021†
514.29 (2.64) (274.21) — (276.85) — — — — 237.44 (53.83) (53.86) 0.90 0.90 (0.75) (0.75) 582,648 —
UltraShort Semiconductors
Six Months ended
November 30,
2025 (Unaudited)†
72.01 1.10 (40.24) — (39.14) (0.93) — — (0.93) 31.94 (54.73) (54.90) 1.38 0.95 4.97 5.40 16,720 —
Year ended
May 31, 2025†
186.92 6.10 (113.68) — (107.58) (7.33) — — (7.33) 72.01 (59.11) (58.95) 1.97 0.95 4.24 5.26 12,317 —
Year ended
May 31, 2024†
900.78 20.09 (707.33) — (687.24) (26.62) — — (26.62) 186.92 (78.30) (78.27) 1.96 0.95 3.36 4.37 5,990 —
Year ended
May 31, 2023†
2,246.11 46.46 (1,373.13) — (1,326.67) (18.66) — — (18.66) 900.78 (59.46) (59.34) 1.74 0.95 1.52 2.31 7,201 —
Year ended
May 31, 2022†
3,665.39 (20.49) (1,398.79) — (1,419.28) — — — — 2,246.11 (38.73) (38.85) 2.95 0.95 (2.84) (0.84) 6,726 —
Year ended
May 31, 2021†
12,803.15 (61.85) (9,075.91) — (9,137.76) — — — — 3,665.39 (71.37) (71.48) 2.52 0.95 (2.51) (0.94) 2,734 —

323 :: FINANCIAL HIGHLIGHTS
PROSHARES TRUST
ProShares Trust Financial Highlights
NOVEMBER 30, 2025 (UNAUDITED)
See accompanying notes to the financial statements.
SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
A
PER SHARE OPERATING PERFORMANCE RATIOS/SUPPLEMENTAL DATA
INVESTMENT OPERATIONS DISTRIBUTIONS
TOTAL
RETURN
(c)
RATIOS TO AVERAGE NET ASSETS
(f)
SUPPLEMENTAL
DATA
Net asset
value,
beginning
of period
Net
investment
income
(loss)
(a)
Net realized
and unrealized
gains
(losses) on
investments
Transaction
fees
(b)
Total from
investment
operations
Net
investment
income
Net realized
gains
Tax return of
capital
Total
distributions
Net asset
value, end
of period
Net asset
value
(d)
Market
value
(e)
Expenses
before
expense
reductions
Expenses
net of
waivers, if
any
Net
investment
income
(loss) before
expense
reductions
Net
investment
income
(loss) net
of waivers,
if any
Net assets,
end of period
(000)
Portfolio
turnover
rate
(c)(g)
UltraShort SmallCap600
Six Months ended
November 30,
2025 (Unaudited)
$ 17.14 $ 0.31 $ (4.51) $ — $ (4.20) $ (0.31) $ — $ — $ (0.31) $ 12.63 (24.78) % (24.54) % 5.13% 0.95% 0.14% 4.32% $ 1,691 — %
Year ended
May 31, 2025
18.15 0.65 (0.97) — (0.32) (0.69) — — (0.69) 17.14 (1.65) (1.73) 4.67 0.95 0.17 3.89 2,124 —
Year ended
May 31, 2024
26.61 0.68 (8.45) — (7.77) (0.69) — — (0.69) 18.15 (29.55) (29.55) 3.41 0.95 0.69 3.15 2,249 —
Year ended
May 31, 2023
25.22 0.43 1.18 — 1.61 (0.22) — — (0.22) 26.61 6.40 5.96 2.53 0.95 0.09 1.67 3,831 —
Year ended
May 31, 2022
24.53 (0.21) 0.90 — 0.69 — — — — 25.22 2.81 2.77 3.20 0.95 (3.10) (0.86) 4,640 —
Year ended
May 31, 2021†
92.30 (0.49) (67.28) — (67.77) — — — — 24.53 (73.42) (73.28) 2.41 0.95 (2.40) (0.94) 2,064 —
UltraShort Technology
Six Months ended
November 30,
2025 (Unaudited)†
17.89 0.38 (6.56) — (6.18) (0.37) — — (0.37) 11.34 (34.87) (34.52) 3.06 0.95 3.63 5.75 3,815 —
Year ended
May 31, 2025†
26.96 1.14 (9.04) — (7.90) (1.17) — — (1.17) 17.89 (29.98) (30.48) 2.70 0.95 3.42 5.17 4,232 —
Year ended
May 31, 2024†
45.99 1.47 (18.76) — (17.29) (1.74) — — (1.74) 26.96 (38.61) (38.27) 2.62 0.95 2.54 4.21 3,950 —
Year ended
May 31, 2023†
76.47 1.08 (30.99) — (29.91) (0.57) — — (0.57) 45.99 (39.35) (39.31) 1.62 0.95 0.76 1.43 5,244 —
Year ended
May 31, 2022†
88.93 (0.59) (11.87) (i) — (12.46) — — — — 76.47 (14.02) (14.14) 2.26 0.95 (2.17) (0.86) 7,763 —
Year ended
May 31, 2021†
238.50 (1.17) (148.40) — (149.57) — — — — 88.93 (62.71) (62.60) 2.18 0.95 (2.17) (0.94) 4,866 —

324 :: FINANCIAL HIGHLIGHTS
PROSHARES TRUST
ProShares Trust Financial Highlights
NOVEMBER 30, 2025 (UNAUDITED)
See accompanying notes to the financial statements.
SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
A
PER SHARE OPERATING PERFORMANCE RATIOS/SUPPLEMENTAL DATA
INVESTMENT OPERATIONS DISTRIBUTIONS
TOTAL
RETURN
(c)
RATIOS TO AVERAGE NET ASSETS
(f)
SUPPLEMENTAL
DATA
Net asset
value,
beginning
of period
Net
investment
income
(loss)
(a)
Net realized
and unrealized
gains
(losses) on
investments
Transaction
fees
(b)
Total from
investment
operations
Net
investment
income
Net realized
gains
Tax return of
capital
Total
distributions
Net asset
value, end
of period
Net asset
value
(d)
Market
value
(e)
Expenses
before
expense
reductions
Expenses
net of
waivers, if
any
Net
investment
income
(loss) before
expense
reductions
Net
investment
income
(loss) net
of waivers,
if any
Net assets,
end of period
(000)
Portfolio
turnover
rate
(c)(g)
UltraShort Utilities
Six Months ended
November 30,
2025 (Unaudited)
$ 14.01 $ 0.23 $ (2.64) $ — $ (2.41) $ (0.18) $ — $ — $ (0.18) $ 11.42 (17.38) % (17.60) % 3.02% 0.95% 1.63% 3.71% $ 4,189 — %
Year ended
May 31, 2025†
18.96 0.59 (4.81) — (4.22) (0.73) — — (0.73) 14.01 (22.95) (23.00) 5.29 0.95 (0.66) 3.68 2,617 —
Year ended
May 31, 2024†
25.17 0.67 (6.10) (i) — (5.43) (0.78) — — (0.78) 18.96 (22.27) (22.29) 5.61 0.95 (2.05) 2.60 1,552 —
Year ended
May 31, 2023†
21.96 0.40 3.05 — 3.45 (0.24) — — (0.24) 25.17 15.73 15.68 3.37 0.95 (0.69) 1.72 1,179 —
Year ended
May 31, 2022†
32.66 (0.24) (10.46) — (10.70) — — — — 21.96 (32.77) (32.52) 4.68 0.95 (4.60) (0.87) 2,402 —
Year ended
May 31, 2021†
46.08 (0.36) (13.06) — (13.42) — — — — 32.66 (29.11) (29.19) 4.17 0.95 (4.16) (0.95) 2,347 —

FINANCIAL HIGHLIGHTS :: 325
PROSHARES TRUST
FINANCIAL HIGHLIGHTS
See accompanying notes to the financial statements.
ProShares Trust Notes to Financial Highlights:
(a) Per share net investment income (loss) has been calculated using the average daily shares method.
(b) Includes transaction fees associated with the issuance and redemption of Creation Units.
(c) Not annualized for periods less than one year.
(d) Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, if any, and redemption on the last day of the period at net asset value. This percentage is not an indication of the performance of a shareholder’s investment in the Fund based on market value due to differences between the market price of the shares and the net asset value per share of the Fund.
(e) Market value total return is calculated assuming an initial investment made at the market value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, if any, and redemption on the last day of the period at market value. Market value is determined by the composite closing price. Composite closing security price is defined as the last reported sale price from any primary listing market (e.g., NYSE and Nasdaq) or participating regional exchanges or markets. The composite closing price is the last reported sale price from any of the eligible sources, regardless of volume and not an average price and may have occurred on a date prior to the close of the reporting period. Market value may be greater or less than net asset value, depending on the Fund's closing price on the listing market.
(f) Annualized for periods less than one year.
(g) Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the sales and purchases of fund shares during the period. In-Kind transactions are not included in the portfolio turnover calculations.
(h) Per share amount is less than $0.005.
(i) The amount shown for a share outstanding throughout the period is not in accordance with the aggregate net realized and unrealized gain (loss) for that period because of the timing of sales and repurchases of the Fund shares in relation to fluctuating market value of the investments in the Fund.
(j) Less than 0.005%.
(k) Amount has been reclassified based on the tax character of distributions for the tax year ended October 31, 2022.
† Per share amounts have been restated on a retroactive basis to reflect share splits and reverse share splits, as applicable. See Note 13.

326 :: NOVEMBER 30, 2025 (UNAUDITED) :: NOTES TO FINANCIAL STATEMENTS
PROSHARES TRUST
NOTES TO FINANCIAL STATEMENTS

NOTES TO FINANCIAL STATEMENTS :: NOVEMBER 30, 2025 (UNAUDITED) :: 327
PROSHARES TRUST
1. Organization
ProShares Trust (the “Trust”) is registered as an open-end management investment company under the Investment Company Act of 1940 (“1940 Act”). The Trust was formed as a Delaware statutory trust on May 29, 2002, has authorized capital of an unlimited number of shares at no par value and is comprised of 145 operational funds. These accompanying Notes to Financial Statements relate to the portfolios of the Trust included in this report (collectively, the “Funds” and individually, a “Fund”). Each Fund qual-
ifies as an investment company as defined in the Financial Accounting Standards Codification Topic 946 – Financial Services –
Investment Companies. Each Fund is a “non-diversified” series of the Trust pursuant to the 1940 Act.
Effective October 31, 2025, the following Funds underwent name changes: ProShares Ultra Top QQQ ETF is now known as Pro-
Shares Ultra QQQ Mega ETF and ProShares UltraShort Top QQQ ETF is now known as ProShares UltraShort QQQ Mega ETF.
Each Fund seeks daily investment results, before fees and expenses, that correspond to a multiple or inverse multiple of the daily results of its underlying index.
2. Significant Accounting Policies
The net asset value per share (“NAV”) of each Fund is generally determined as of the close of the regular trading session of the exchange on which it is listed (is typically calculated as of 4:00 p.m. Eastern Time) on each business day.
The following is a summary of significant accounting policies followed by each Fund in preparation of its financial statements.
These policies are in conformity with U.S. generally accepted accounting principles (“GAAP”). The preparation of financial state-
ments in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts. The actual results could differ from those estimates.
Investment Valuation
The Funds record their investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.
Pursuant to Rule 2a-5 (the “Rule”), the Trust’s Board of Trustees (the “Board”) designated ProShare Advisors LLC (the “Advisor”)
the “Valuation Designee” as contemplated by the Rule. The Valuation Designee is responsible for assessing and managing valu-
ation risks, administering the pricing and valuation guidelines approved by the Board, and overseeing pricing services utilized in valuing the Trust’s security holdings, among other responsibilities outlined in the Rule. When the Advisor determines that the price of a security is not readily available or deemed unreliable (e.g., an approved pricing service does not provide a price, a furnished price is in error, certain prices become stale, or an event occurs that materially affects the furnished price), it may in good faith establish a fair value for that security in accordance with the pricing and valuation guidelines. Fair value pricing may require subjective determinations about the value of a security. While the Trust’s policy is intended to result in a calculation of a
Fund’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values determined by the
Advisor or persons acting at their direction would accurately reflect the price that a Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by a Fund may differ from the value that would be realized if the securities were sold and the differences could be material to the financial statements.
Depending on the source and relative significance of valuation inputs, these instruments may be categorized as Level 2 or Level 3 in the fair value hierarchy described below.
The securities in the portfolio of a Fund that are listed or traded on a stock exchange or the Nasdaq Stock Market, except as otherwise noted, are generally valued at the closing price, if available, or the last sale price on the exchange or system where the security is principally traded, generally using information provided by a third party pricing service, or market quotations. These valuations are typically categorized as Level 1 in the fair value hierarchy. If there have been no sales for that day on the exchange or system where the security is principally traded, then fair value may be determined with reference to the mean of the latest bid and asked quotes, if applicable, on the exchange or system. If there have been no sales or quotes of the security for that day on the exchange or system, the security will be valued in accordance with the pricing and valuation guidelines.
Exchange traded funds are generally valued at the closing price, if available, or at the last sale price as described above, and are typically categorized as Level 1 in the fair value hierarchy.
Securities regularly traded in the over-the-counter (“OTC”) markets, including securities listed on an exchange but that are pri-
marily traded OTC, other than those traded on the Nasdaq Stock Market, are valued on the basis of the mean between the bid and asked quotes furnished by primary market makers for those instruments. Fixed-income securities are valued according to prices as furnished by an independent pricing service, generally at the mean of the bid and asked quotes for U.S Treasury securities and at the bid or evaluated bid price for corporate bonds. In each of these situations, valuations are typically categorized as Level 2 in the fair value hierarchy.

328 :: NOVEMBER 30, 2025 (UNAUDITED) :: NOTES TO FINANCIAL STATEMENTS
PROSHARES TRUST
Exchange traded equity and bond futures contracts are generally valued at the official futures settlement price. These valuations are typically categorized as Level 1 in the fair value hierarchy. If there was no sale on that day, fair valuation procedures as pre-
viously described may be applied. Non-exchange traded derivatives (e.g. non-exchange traded swap agreements) are generally valued using independent sources and/or agreement with counterparties or other procedures approved by the Board and are typ-
ically categorized as Level 2 in the fair value hierarchy.
The Funds disclose the fair value of their investments in a hierarchy that distinguishes between: (1) market participant assump-
tions which are developed based on market data obtained from sources independent of the Funds (observable inputs) and (2) the
Funds’ own assumptions about market participant assumptions which are developed based on the best information available under the circumstances (unobservable inputs). The three levels defined by the hierarchy are as follows:
Level 1
— Quoted prices in active markets for identical assets.
Level 2
— Other significant observable inputs (including
quoted prices for similar securities, interest rates, prepay-
ment speeds, credit risk, etc.).
Level 3
— Significant unobservable inputs (including as-
sumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term debt securities maturing in sixty days or less may be valued at amortized cost. Generally, amortized cost approximates the current fair value of a security, but since the valuation is not obtained from a quoted price in an active market, such securities are typically categorized as Level 2. Fair value measurements may also require additional disclo-
sure when the volume and level of activity for the asset or liability have significantly decreased, as well as when circumstances indicate that a transaction is not orderly.
The following is a summary of the valuations as of November 30, 2025, for each Fund based upon the three levels defined above:
LEVEL 1 - Quoted Prices
A
LEVEL 2 - Other Significant Observable Inputs
A
LEVEL 3 - Significant
Unobservable Inputs
A
Total
A
A
Common
Stocks/
Shares of
Beneficial
Interest
A
Securities
Lending
Reinvestments
A
Futures
Contracts*
A
U.S. Treasury
Obligations
A
Repurchase
Agreements
A
Swap
Agreements*
A
Common
Stocks/
Shares of
Beneficial
Interest
A
Rights/
Warrants
A
Other Financial
Instruments,
including
Futures
Contracts,
Swap
Agreements,
and Forward
Currency
Contracts*
A
Investment
Securities,
including
Repurchase
Agreements
A
Short 7-10 Year Treasury $ — $ — $ (1,412) $ — $ 11,637,838 $ 19,338 $ — $ — $ 17,926 $ 11,637,838
Short 20+ Year Treasury — — (18,163) 49,837,836 9,070,963 (1,058,397) — — (1,076,560) 58,908,799
Short Dow30
SM
...
— — (539,046) 111,543,459 8,207,383 (9,512,464) — — (10,051,510) 119,750,842
Short Financials
..
— — — — 10,455,516 (2,487,530) — — (2,487,530) 10,455,516
Short FTSE China 50 — — — — 1,648,328 (126,025) — — (126,025) 1,648,328
Short High Yield
..
— — — 44,762,555 4,340,634 (6,473,737) — — (6,473,737) 49,103,189
Short MidCap400
.
— — (552) — 3,976,870 (798,730) — — (799,282) 3,976,870
Short MSCI EAFE
.
— — — — 7,950,453 (2,091,799) — — (2,091,799) 7,950,453
Short MSCI Emerging
Markets
.....
— — — — 6,939,837 (2,108,792) — — (2,108,792) 6,939,837
Short QQQ
®
.....
— — (2,094,833) 349,071,228 448,646,877 (74,070,525) — — (76,165,358) 797,718,105
Short Real Estate
..
— — — — 10,149,451 (425,476) — — (425,476) 10,149,451
Short Russell2000
.
— — (1,098,673) 124,894,433 26,132,821 (17,689,495) — — (18,788,168) 151,027,254
Short S&P500
®
...
— — (3,406,672) 1,112,241,772 153,812,058 (246,068,383) — — (249,475,055) 1,266,053,830
Short SmallCap600 — — — — 5,116,047 (566,430) — — (566,430) 5,116,047
Ultra 7-10 Year Treasury — — 2,708 — 36,832,214 45,094 — — 47,802 36,832,214
Ultra 20+ Year Treasury — — 29,686 44,892,924 47,593,423 (5,859,723) — — (5,830,037) 92,486,347
Ultra Communication
Services
.....
12,788,367 99,856 — — 1,599,024 896,135 — — 896,135 14,487,247
Ultra Consumer
Discretionary
...
10,803,149 — — — 1,869,339 (2,024,019) — — (2,024,019) 12,672,488
Ultra Consumer Staples 9,522,661 — — — 419,974 (714,352) — — (714,352) 9,942,635
Ultra Dow30
SM
...
387,375,116 — 1,268,787 49,774,787 45,734,990 6,532,528 — — 7,801,315 482,884,893
Ultra Energy
.....
48,982,392 — — — 7,874,314 4,223,144 — — 4,223,144 56,856,706
Ultra Financials
...
493,535,286 — — 124,555,452 47,837,250 176,889,907 — — 176,889,907 665,927,988
Ultra FTSE China 50 — — — — 9,452,398 2,210,163 — — 2,210,163 9,452,398
Ultra FTSE Europe
.
— — — — 4,550,390 2,391,624 — — 2,391,624 4,550,390
Ultra Health Care
..
59,694,519 — — — 15,035,466 868,807 — — 868,807 74,729,985
Ultra High Yield
...
— — — — 9,364,227 425,178 — — 425,178 9,364,227
Ultra Industrials
...
21,010,611 — — — 1,859,557 1,944,349 — — 1,944,349 22,870,168
Ultra Materials
...
26,513,324 — — — 3,963,769 (923,904) — — (923,904) 30,477,093
Ultra MidCap400
..
109,962,980 407,498 67,020 — 7,747,482 (4,206,630) — — (4,139,610) 118,117,960

NOTES TO FINANCIAL STATEMENTS :: NOVEMBER 30, 2025 (UNAUDITED) :: 329
PROSHARES TRUST
LEVEL 1 - Quoted Prices
A
LEVEL 2 - Other Significant Observable Inputs
A
LEVEL 3 - Significant
Unobservable Inputs
A
Total
A
A
Common
Stocks/
Shares of
Beneficial
Interest
A
Securities
Lending
Reinvestments
A
Futures
Contracts*
A
U.S. Treasury
Obligations
A
Repurchase
Agreements
A
Swap
Agreements*
A
Common
Stocks/
Shares of
Beneficial
Interest
A
Rights/
Warrants
A
Other Financial
Instruments,
including
Futures
Contracts,
Swap
Agreements,
and Forward
Currency
Contracts*
A
Investment
Securities,
including
Repurchase
Agreements
A
Ultra MSCI Brazil Capped $ — $ — $ — $ — $ 1,756,713 $ 441,764 $ — $ — $ 441,764 $ 1,756,713
Ultra MSCI EAFE
..
— — — — 12,669,367 4,334,937 — — 4,334,937 12,669,367
Ultra MSCI Emerging
Markets
.....
— — — — 18,139,980 3,359,409 — — 3,359,409 18,139,980
Ultra MSCI Japan
.
3,839,212 — — — 1,712,111 360,567 — — 360,567 5,551,323
Ultra Nasdaq
Biotechnology
..
59,331,982 789,409 — — 6,555,274 12,420,307 —
(a)
—
(a)
12,420,307 66,676,665
Ultra Nasdaq Cloud
Computing
....
1,115,086 — — — 405,801 (179,144) — — (179,144) 1,520,887
Ultra Nasdaq
Cybersecurity
..
— — — — 2,807,498 326,614 — — 326,614 2,807,498
Ultra QQQ
®
.....
8,231,484,721 — 31,343,056 1,289,227,313 162,997,559 972,815,104 — — 1,004,158,160 9,683,709,593
Ultra QQQ Mega
..
15,430,670 — — — 8,139,919 3,330,126 — — 3,330,126 23,570,589
Ultra QQQ Top 30
.
1,230,594 — — — — 688,650 — — 688,650 1,230,594
Ultra Real Estate
..
42,224,233 — — — 6,313,731 (3,028,212) — — (3,028,212) 48,537,964
Ultra Russell2000
..
176,992,110 3,288,164 578,041 23,948,553 24,683,825 8,925,745 —
(a)
1,222 9,503,786 228,913,874
Ultra S&P500
®
...
5,344,044,650 174,916 22,468,975 1,340,613,166 121,297,429 368,612,973 — — 391,081,948 6,806,130,161
Ultra S&P 500 Equal
Weight
......
37,649,045 — — — — 558,516 — — 558,516 37,649,045
Ultra Semiconductors 724,026,068 — — 374,166,839 412,161,379 8,182,290 — — 8,182,290 1,510,354,286
Ultra SmallCap600
.
16,664,038 50,405 — — 4,846,873 (1,097,970) — — (1,097,970) 21,561,316
Ultra Technology
..
605,480,487 — — 69,859,851 48,024,752 111,703,997 — — 111,703,997 723,365,090
Ultra Utilities
....
12,120,055 — — — 565,203 3,259,500 — — 3,259,500 12,685,258
UltraPro Dow30
SM
.
561,560,611 — 1,655,225 134,897,824 27,918,263 17,663,509 — — 19,318,734 724,376,698
UltraPro MidCap400 19,478,438 24,794 24,813 — 1,875,399 305,560 — — 330,373 21,378,631
UltraPro QQQ
®
...
18,054,238,388 — 126,910,576 8,121,124,305 1,468,324,297 3,497,920,832 — — 3,624,831,408 27,643,686,990
UltraPro Russell2000 224,591,722 4,855,842 1,022,644 49,881,580 20,073,578 51,028,199 —
(a)
537 52,050,843 299,403,259
UltraPro S&P500
®
.
2,995,989,277 106,031 13,219,818 1,670,347,215 61,377,157 323,820,743 — — 337,040,561 4,727,819,680
UltraPro Short 20+ Year
Treasury
.....
— — (4,541) — 18,240,432 (720,324) — — (724,865) 18,240,432
UltraPro Short Dow30
SM
— — (557,148) 89,662,439 144,317,738 (49,200,285) — — (49,757,433) 233,980,177
UltraPro Short MidCap400 — — (552) — 2,113,396 (791,192) — — (791,744) 2,113,396
UltraPro Short QQQ
®
— — (2,118,707) 3,291,290,492 514,702,084 (1,395,018,083) — — (1,397,136,790) 3,805,992,576
UltraPro Short
Russell2000
...
— — (125,507) 59,872,326 47,305,442 (46,750,470) — — (46,875,977) 107,177,768
UltraPro Short S&P500
®
— — (1,127,994) 548,054,992 270,416,679 (351,946,271) — — (353,074,265) 818,471,671
UltraShort 7-10 Year
Treasury
.....
— — (1,882) — 11,989,454 (556,629) — — (558,511) 11,989,454
UltraShort 20+ Year
Treasury
.....
— — (66,294) 49,994,554 161,732,461 (10,250,249) — — (10,316,543) 211,727,015
UltraShort Consumer
Discretionary
...
— — — — 2,896,586 (278,379) — — (278,379) 2,896,586
UltraShort Consumer
Staples
......
— — — — 616,649 8,444 — — 8,444 616,649
UltraShort Dow30
SM
— — (68,340) 24,932,511 16,046,162 (7,414,661) — — (7,483,001) 40,978,673
UltraShort Energy
.
— — — — 9,019,559 (653,638) — — (653,638) 9,019,559
UltraShort Financials — — — — 9,305,046 (5,287,500) — — (5,287,500) 9,305,046
UltraShort FTSE China 50 — — — — 4,564,410 (1,285,873) — — (1,285,873) 4,564,410
UltraShort FTSE Europe — — — — 11,597,366 (3,200,124) — — (3,200,124) 11,597,366
UltraShort Health Care — — — — 931,716 (121,206) — — (121,206) 931,716
UltraShort Industrials — — — — 1,423,102 (354,050) — — (354,050) 1,423,102
UltraShort Materials — — — — 710,664 (143,477) — — (143,477) 710,664
UltraShort MidCap400 — — — — 1,207,587 (409,888) — — (409,888) 1,207,587
UltraShort MSCI Brazil
Capped
.....
— — — — 3,569,833 (3,144,104) — — (3,144,104) 3,569,833
UltraShort MSCI EAFE — — — — 741,271 (399,322) — — (399,322) 741,271
UltraShort MSCI Emerging
Markets
.....
— — — — 2,134,343 (486,280) — — (486,280) 2,134,343
UltraShort MSCI Japan — — — — 4,459,205 (1,484,778) — — (1,484,778) 4,459,205

330 :: NOVEMBER 30, 2025 (UNAUDITED) :: NOTES TO FINANCIAL STATEMENTS
PROSHARES TRUST
Please refer to the Schedules of Portfolio Investments to view equity and debt securities segregated by industry type. For the pe-
riod ended November 30, 2025, there were no Level 3 securities except those securities classified as Level 3 in the Schedules of
Portfolio Investments which are considered quantitatively insignificant for additional disclosure. There were no transfers in or out of Level 3 securities for the period.
Foreign Currency Translation
Each Fund’s accounting records are maintained in U.S. dollars. Assets and liabilities denominated in foreign currencies and com-
mitments under forward foreign currency exchange contracts are translated into U.S. dollars as of the close of London world markets. The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.
Repurchase Agreements
Each of the Funds may enter into repurchase agreements. Repurchase agreements are primarily used by the Funds as short-term investments for cash positions. Under a repurchase agreement, a Fund purchases one or more debt securities and simultaneously agrees to sell those securities back to the seller at a mutually agreed-upon future price and date, normally one day or a few days later. The resale price is greater than the purchase price, reflecting an agreed-upon market interest rate during the purchaser’s holding period. While the maturities of the underlying securities in repurchase transactions may be more than one year, the term of each repurchase agreement will always be less than one year. The Funds follow certain procedures designed to minimize the risks inherent in such agreements. These procedures include effecting repurchase transactions generally with major global financial institutions whose creditworthiness is monitored by the Advisor. In addition, the value of the collateral underlying the repurchase agreement is required to be at least equal to the repurchase price, including any accrued interest income earned on the repurchase agreement. The Funds may invest in repurchase agreements through joint account arrangements; in such cases, each Fund holds a pro rata share of the collateral and interest income based upon the dollar amount of the repurchase agreements entered into by each Fund. The collateral underlying the repurchase agreement is held by the Fund’s custodian. A repurchase agreement is subject to the risk that the counterparty to the repurchase agreement that sells the securities may default on its obligation to repurchase them. In this circumstance, a Fund may lose money because it may not be able to sell the securities at the agreed upon time and price, the securities may lose value before they can be sold, the selling institution may declare bankruptcy or the Fund may have difficulty exercising rights to the collateral. During periods of high demand for repurchase agreements, the
Funds may be unable to invest available cash in these instruments to the extent desired by the Advisor. Repurchase agreements usually are for short periods, such as one week or less, but may be longer. It is the current policy of each Fund not to invest in re-
purchase agreements that do not mature within seven days if any such investment, together with any other illiquid assets held by the Fund, amounts to more than 15% of Fund’s total net assets. The investments of each Fund in repurchase agreements at times may be substantial when, in the view of the Advisor, liquidity, investment, regulatory, or other considerations so warrant.
LEVEL 1 - Quoted Prices
A
LEVEL 2 - Other Significant Observable Inputs
A
LEVEL 3 - Significant
Unobservable Inputs
A
Total
A
A
Common
Stocks/
Shares of
Beneficial
Interest
A
Securities
Lending
Reinvestments
A
Futures
Contracts*
A
U.S. Treasury
Obligations
A
Repurchase
Agreements
A
Swap
Agreements*
A
Common
Stocks/
Shares of
Beneficial
Interest
A
Rights/
Warrants
A
Other Financial
Instruments,
including
Futures
Contracts,
Swap
Agreements,
and Forward
Currency
Contracts*
A
Investment
Securities,
including
Repurchase
Agreements
A
UltraShort Nasdaq
Biotechnology
..
$ — $ — $ — $ — $ 2,662,948 $ (841,688) $ — $ — $ (841,688) $ 2,662,948
UltraShort QQQ
®
..
— — (1,226,272) 339,106,771 59,951,556 (147,754,758) — — (148,981,030) 399,058,327
UltraShort QQQ Mega — — — — 944,201 (447,429) — — (447,429) 944,201
UltraShort Real Estate — — — — 17,948,773 (2,195,069) — — (2,195,069) 17,948,773
UltraShort Russell2000 — — (242,610) 24,905,325 11,389,160 (7,423,146) — — (7,665,756) 36,294,485
UltraShort S&P500
®
— — (940,241) 411,777,779 164,483,373 (206,782,792) — — (207,723,033) 576,261,152
UltraShort
Semiconductors
.
— — — — 14,315,017 (4,921,954) — — (4,921,954) 14,315,017
UltraShort SmallCap600 — — — — 1,604,176 (1,069,524) — — (1,069,524) 1,604,176
UltraShort Technology — — — — 3,240,106 (3,409,933) — — (3,409,933) 3,240,106
UltraShort Utilities
.
— — — — 3,712,400 (1,093,465) — — (1,093,465) 3,712,400
*  These investments are recorded in the financial statements at the unrealized gain or loss on the investment.
(a) Security has zero value

NOTES TO FINANCIAL STATEMENTS :: NOVEMBER 30, 2025 (UNAUDITED) :: 331
PROSHARES TRUST
On November 30, 2025, the Funds had an undivided interest in joint repurchase agreements with the following counterparties, for the time periods and rates indicated. Amounts shown in the table below represent Principal Amount, Cost and Value for each respective repurchase agreement.
Fund Name
A
Bank of
America
Securities,
Inc., 3.5%,
dated
11/28/2025
due
12/01/2025
(a)
Bank of
America
Securities,
Inc., 3.65%,
dated
11/28/2025
due
12/01/2025
(b)
Bank of
America
Securities,
Inc., 3.96%,
dated
11/28/2025
due
12/01/2025
(c)
Bank of
America
Securities,
Inc., 4.06%,
dated
11/28/2025
due
12/01/2025
(d)
Barclays
Capital, Inc.,
4.08%, dated
11/28/2025
due
12/01/2025
(e)
BNP Paribas
Securities
Corp.,
2.5%, dated
11/28/2025
due
12/01/2025
(f)
BNP Paribas
Securities
Corp.,
4.08%, dated
11/28/2025
due
12/01/2025
(g)
CF Secured LLC,
4.06%, dated
11/28/2025 due
12/01/2025
(h)
Natixis New
York Branch,
4.07%, dated
11/28/2025 due
12/01/2025
(i)
Total
Short 7-10 Year Treasury $ 412,767
$ 2,116,752 $ 846,701 $ 846,700 $ 211,675 $ 635,025 $ 635,025 $ 3,498,929 $ 2,434,264 $ 11,637,838
Short 20+ Year Treasury 321,726
1,649,875 659,950 659,949 164,987 494,963 494,963 2,727,194 1,897,356 9,070,963
Short Dow30
SM
...
291,096
1,492,802 597,121 597,121 149,280 447,842 447,841 2,467,558 1,716,722 8,207,383
Short Financials
..
370,832
1,901,705 760,682 760,681 190,170 570,512 570,512 3,143,462 2,186,960 10,455,516
Short FTSE China 50 58,462
299,807 119,923 119,922 29,981 89,942 89,942 495,571 344,778 1,648,328
Short High Yield
..
153,952
789,497 315,799 315,799 78,950 236,850 236,849 1,305,016 907,922 4,340,634
Short MidCap400
.
141,050
723,334 289,334 289,333 72,333 217,001 217,001 1,195,650 831,834 3,976,870
Short MSCI EAFE
.
281,984
1,446,070 578,428 578,428 144,607 433,822 433,821 2,390,312 1,662,981 7,950,453
Short MSCI Emerging
Markets
.....
246,140
1,262,254 504,902 504,901 126,225 378,677 378,677 2,086,469 1,451,592 6,939,837
Short QQQ
®
.....
15,912,442
81,602,265 32,640,906 32,640,905 8,160,226 24,480,680 24,480,680 134,886,169 93,842,604 448,646,877
Short Real Estate
..
359,977
1,846,036 738,414 738,414 184,604 553,811 553,811 3,051,443 2,122,941 10,149,451
Short Russell2000
.
926,869
4,753,176 1,901,270 1,901,271 475,318 1,425,952 1,425,952 7,856,861 5,466,152 26,132,821
Short S&P500
®
...
5,455,349
27,976,150 11,190,460 11,190,460 2,797,615 8,392,846 8,392,845 46,243,761 32,172,572 153,812,058
Short SmallCap600 181,454
930,534 372,213 372,213 93,053 279,161 279,160 1,538,145 1,070,114 5,116,047
Ultra 7-10 Year Treasury 1,306,351
6,699,238 2,679,695 2,679,695 669,924 2,009,771 2,009,771 11,073,646 7,704,123 36,832,214
Ultra 20+ Year Treasury 1,688,027
8,656,543 3,462,617 3,462,617 865,654 2,596,963 2,596,963 14,309,014 9,955,025 47,593,423
Ultra Communication
Services
.....
56,714
290,839 116,336 116,336 29,084 87,251 87,251 480,748 334,465 1,599,024
Ultra Consumer
Discretionary
...
66,300
340,005 136,002 136,003 34,001 102,001 102,001 562,020 391,006 1,869,339
Ultra Consumer Staples 14,895
76,387 30,555 30,555 7,639 22,916 22,916 126,266 87,845 419,974
Ultra Dow30
SM
...
1,622,112
8,318,522 3,327,409 3,327,408 831,852 2,495,556 2,495,556 13,750,275 9,566,300 45,734,990
Ultra Energy
.....
279,283
1,432,222 572,889 572,889 143,222 429,666 429,667 2,367,421 1,647,055 7,874,314
Ultra Financials
...
1,696,674
8,700,892 3,480,357 3,480,357 870,089 2,610,267 2,610,267 14,382,321 10,006,026 47,837,250
Ultra FTSE China 50 335,254
1,719,252 687,701 687,701 171,925 515,775 515,776 2,841,874 1,977,140 9,452,398
Ultra FTSE Europe
.
161,392
827,649 331,060 331,059 82,765 248,295 248,295 1,368,079 951,796 4,550,390
Ultra Health Care
..
533,272
2,734,730 1,093,892 1,093,892 273,473 820,418 820,419 4,520,430 3,144,940 15,035,466
Ultra High Yield
...
332,127
1,703,215 681,286 681,287 170,321 510,964 510,964 2,815,366 1,958,697 9,364,227
Ultra Industrials
...
65,954
338,226 135,290 135,291 33,823 101,468 101,468 559,077 388,960 1,859,557
Ultra Materials
...
140,585
720,951 288,380 288,380 72,095 216,286 216,286 1,191,712 829,094 3,963,769
Ultra MidCap400
..
274,785
1,409,153 563,661 563,661 140,915 422,746 422,746 2,329,289 1,620,526 7,747,482
Ultra MSCI Brazil Capped 62,306
319,520 127,808 127,808 31,952 95,857 95,857 528,157 367,448 1,756,713
Ultra MSCI EAFE
..
449,352
2,304,371 921,749 921,748 230,437 691,312 691,312 3,809,059 2,650,027 12,669,367
Ultra MSCI Emerging
Markets
.....
643,382
3,299,395 1,319,758 1,319,759 329,940 989,818 989,818 5,453,805 3,794,305 18,139,980
Ultra MSCI Japan
.
60,725
311,408 124,563 124,563 31,141 93,422 93,422 514,748 358,119 1,712,111
Ultra Nasdaq
Biotechnology
..
232,501
1,192,308 476,923 476,923 119,231 357,692 357,692 1,970,850 1,371,154 6,555,274
Ultra Nasdaq Cloud
Computing
....
14,393
73,809 29,524 29,524 7,381 22,142 22,142 122,005 84,881 405,801
Ultra Nasdaq
Cybersecurity
..
99,575
510,643 204,257 204,257 51,064 153,193 153,193 844,077 587,239 2,807,498
Ultra QQQ
®
.....
5,781,137
29,646,857 11,858,743 11,858,743 2,964,686 8,894,057 8,894,057 49,005,393 34,093,886 162,997,559
Ultra QQQ Mega
..
288,704
1,480,532 592,213 592,212 148,053 444,159 444,159 2,447,276 1,702,611 8,139,919
Ultra Real Estate
..
223,934
1,148,375 459,350 459,349 114,837 344,513 344,513 1,898,229 1,320,631 6,313,731
Ultra Russell2000
..
875,477
4,489,624 1,795,850 1,795,849 448,962 1,346,888 1,346,888 7,421,219 5,163,068 24,683,825
Ultra S&P500
®
...
4,302,132
22,062,217 8,824,887 8,824,887 2,206,222 6,618,666 6,618,665 36,468,203 25,371,550 121,297,429
Ultra Semiconductors 14,618,387
74,966,090 29,986,436 29,986,436 7,496,609 22,489,826 22,489,827 123,916,765 86,211,003 412,161,379
Ultra SmallCap600
.
171,907
881,575 352,630 352,629 88,157 264,473 264,473 1,457,218 1,013,811 4,846,873
Ultra Technology
..
1,703,324
8,734,996 3,493,998 3,493,999 873,500 2,620,498 2,620,498 14,438,694 10,045,245 48,024,752
Ultra Utilities
....
20,046
102,802 41,121 41,121 10,280 30,841 30,841 169,929 118,222 565,203
UltraPro Dow30
SM
.
990,195
5,077,921 2,031,169 2,031,168 507,792 1,523,377 1,523,376 8,393,656 5,839,609 27,918,263
UltraPro MidCap400 66,516
341,108 136,442 136,443 34,111 102,332 102,332 563,841 392,274 1,875,399
UltraPro QQQ
®
...
52,077,984
267,066,582 106,826,632 106,826,633 26,706,658 80,119,975 80,119,975 441,453,289 307,126,569 1,468,324,297
UltraPro Russell2000 711,962
3,651,088 1,460,435 1,460,435 365,109 1,095,327 1,095,327 6,035,143 4,198,752 20,073,578
UltraPro S&P500
®
.
2,176,902
11,163,602 4,465,441 4,465,440 1,116,360 3,349,081 3,349,080 18,453,109 12,838,142 61,377,157
UltraPro Short 20+ Year
Treasury
.....
646,945
3,317,666 1,327,066 1,327,067 331,767 995,299 995,300 5,484,006 3,815,316 18,240,432

332 :: NOVEMBER 30, 2025 (UNAUDITED) :: NOTES TO FINANCIAL STATEMENTS
PROSHARES TRUST
Fund Name
A
Bank of
America
Securities,
Inc., 3.5%,
dated
11/28/2025
due
12/01/2025
(a)
Bank of
America
Securities,
Inc., 3.65%,
dated
11/28/2025
due
12/01/2025
(b)
Bank of
America
Securities,
Inc., 3.96%,
dated
11/28/2025
due
12/01/2025
(c)
Bank of
America
Securities,
Inc., 4.06%,
dated
11/28/2025
due
12/01/2025
(d)
Barclays
Capital, Inc.,
4.08%, dated
11/28/2025
due
12/01/2025
(e)
BNP Paribas
Securities
Corp.,
2.5%, dated
11/28/2025
due
12/01/2025
(f)
BNP Paribas
Securities
Corp.,
4.08%, dated
11/28/2025
due
12/01/2025
(g)
CF Secured LLC,
4.06%, dated
11/28/2025 due
12/01/2025
(h)
Natixis New
York Branch,
4.07%, dated
11/28/2025 due
12/01/2025
(i)
Total
UltraPro Short Dow30
SM
$ 5,118,608
$ 26,249,273 $ 10,499,709 $ 10,499,709 $ 2,624,927 $ 7,874,783 $ 7,874,782 $ 43,389,283 $ 30,186,664 $ 144,317,738
UltraPro Short MidCap400 74,957
384,395 153,758 153,759 38,440 115,319 115,318 635,395 442,055 2,113,396
UltraPro Short QQQ
®
18,255,263
93,616,735 37,446,694 37,446,693 9,361,673 28,085,021 28,085,021 154,745,739 107,659,245 514,702,084
UltraPro Short
Russell2000
...
1,677,812
8,604,164 3,441,666 3,441,665 860,416 2,581,249 2,581,249 14,222,433 9,894,788 47,305,442
UltraPro Short S&P500
®
9,591,039
49,184,814 19,673,926 19,673,925 4,918,481 14,755,445 14,755,445 81,301,067 56,562,537 270,416,679
UltraShort 7-10 Year
Treasury
.....
425,237
2,180,705 872,282 872,283 218,071 654,211 654,211 3,604,643 2,507,811 11,989,454
UltraShort 20+ Year
Treasury
.....
5,736,267
29,416,755 11,766,702 11,766,701 2,941,675 8,825,027 8,825,027 48,625,039 33,829,268 161,732,461
UltraShort Consumer
Discretionary
...
102,735
526,846 210,739 210,739 52,685 158,053 158,054 870,862 605,873 2,896,586
UltraShort Consumer
Staples
......
21,871
112,159 44,864 44,864 11,216 33,648 33,648 185,396 128,983 616,649
UltraShort Dow30
SM
569,119
2,918,561 1,167,424 1,167,424 291,856 875,569 875,568 4,824,296 3,356,345 16,046,162
UltraShort Energy
.
319,902
1,640,525 656,210 656,211 164,053 492,157 492,157 2,711,740 1,886,604 9,019,559
UltraShort Financials 330,028
1,692,451 676,980 676,980 169,245 507,736 507,736 2,797,571 1,946,319 9,305,046
UltraShort FTSE China 50 161,889
830,199 332,080 332,080 83,020 249,059 249,060 1,372,294 954,729 4,564,410
UltraShort FTSE Europe 411,331
2,109,390 843,756 843,756 210,939 632,817 632,817 3,486,761 2,425,799 11,597,366
UltraShort Health Care 33,046
169,465 67,786 67,787 16,947 50,839 50,839 280,122 194,885 931,716
UltraShort Industrials 50,474
258,841 103,537 103,536 25,884 77,653 77,652 427,857 297,668 1,423,102
UltraShort Materials 25,206
129,259 51,704 51,704 12,926 38,777 38,778 213,662 148,648 710,664
UltraShort MidCap400 42,830
219,642 87,857 87,857 21,964 65,893 65,893 363,062 252,589 1,207,587
UltraShort MSCI Brazil
Capped
.....
126,614
649,300 259,720 259,720 64,930 194,790 194,790 1,073,274 746,695 3,569,833
UltraShort MSCI EAFE 26,291
134,826 53,931 53,931 13,483 40,447 40,448 222,864 155,050 741,271
UltraShort MSCI Emerging
Markets
.....
75,700
388,206 155,282 155,283 38,821 116,461 116,461 641,693 446,436 2,134,343
UltraShort MSCI Japan 158,157
811,064 324,425 324,425 81,106 243,320 243,320 1,340,665 932,723 4,459,205
UltraShort Nasdaq
Biotechnology
..
94,449
484,351 193,740 193,740 48,435 145,305 145,305 800,619 557,004 2,662,948
UltraShort QQQ
®
..
2,126,340
10,904,306 4,361,722 4,361,723 1,090,431 3,271,291 3,271,291 18,024,500 12,539,952 59,951,556
UltraShort QQQ Mega 33,489
171,736 68,694 68,695 17,174 51,520 51,521 283,875 197,497 944,201
UltraShort Real Estate 636,600
3,264,618 1,305,847 1,305,847 326,462 979,386 979,385 5,396,318 3,754,310 17,948,773
UltraShort Russell2000 403,947
2,071,521 828,608 828,608 207,152 621,456 621,456 3,424,163 2,382,249 11,389,160
UltraShort S&P500
®
5,833,835
29,917,105 11,966,842 11,966,843 2,991,711 8,975,131 8,975,131 49,452,104 34,404,671 164,483,373
UltraShort
Semiconductors
.
507,720
2,603,691 1,041,476 1,041,476 260,369 781,107 781,107 4,303,826 2,994,245 14,315,017
UltraShort SmallCap600 56,896
291,776 116,710 116,711 29,178 87,533 87,533 482,297 335,542 1,604,176
UltraShort Technology 114,919
589,328 235,731 235,731 58,933 176,797 176,798 974,142 677,727 3,240,106
UltraShort Utilities
.
131,670
675,231 270,092 270,092 67,523 202,570 202,569 1,116,137 776,516 3,712,400
$ 173,179,852 $ 888,101,808 $ 355,240,722 $ 355,240,719 $ 88,810,181 $ 266,430,545 $ 266,430,542 $ 1,468,006,448 $ 1,021,317,079 $ 4,882,757,896
Each Repurchase Agreement was fully collateralized by U.S. government and/or agency securities at November 30, 2025 as follows:
(a) U.S. Treasury Bonds, 0%, due 2/15/2032, which had an aggregate value at the Trust level of $198,900,001.
(b) U.S. Treasury Bonds, 0% to 1.13%, due 11/15/2028 to 8/15/2055; U.S. Treasury Notes, 4% to 4.38%, due 8/31/2028 to 3/31/2030, which had an aggregate value at the Trust level of $1,020,000,005.
(c) U.S. Treasury Notes, 3.88%, due 9/30/2032, which had an aggregate value at the Trust level of $408,000,080.
(d) U.S. Treasury Bonds, 0% to 3%, due 2/15/2027 to 11/15/2054; U.S. Treasury Notes, 0.13% to 4.63%, due 5/15/2028 to 2/15/2035, which had an aggregate value at the Trust level of $408,000,001.
(e) Federal Farm Credit Banks Funding Corp., 0%, due 12/1/2025; Federal Home Loan Banks, 0% to 5.50%, due 12/1/2025 to 7/15/2036; U.S.
Treasury Bonds, 4%, due 11/15/2052, which had an aggregate value at the Trust level of $102,000,056.
(f) U.S. Treasury Bills, 0%, due 12/9/2025 to 11/27/2026;  U.S. Treasury Bonds, 0% to 4.38%, due 4/15/2032 to 8/15/2051; U.S. Treasury
Notes, 0.25% to 4.63%, due 7/15/2026 to 1/15/2034, which had an aggregate value at the Trust level of $306,000,004.
(g) U.S. Treasury Bills, 0%, due 12/9/2025 to 11/27/2026; U.S. Treasury Bonds, 0% to 4.38%, due 4/15/2032 to 8/15/2051; U.S. Treasury Notes,
0.25% to 4.63%, due 7/15/2026 to 1/15/2034, which had an aggregate value at the Trust level of $306,000,004.
(h) U.S. Treasury Bills, 0%, due 12/2/2025 to 10/29/2026; U.S. Treasury Bonds, 0% to 6.63%, due 11/30/2025 to 11/15/2055; U.S. Treasury
Notes, 0.13% to 4.88%, due 11/30/2025 to 11/15/2035, which had an aggregate value at the Trust level of $1,686,600,933.
(i) U.S. Treasury Bills, 0%, due 10/1/2026; U.S. Treasury Bonds, 0% to 6%, due 2/15/2026 to 11/15/2052; U.S. Treasury Notes, 0.63% to
4.63%, due 12/31/2025 to 8/15/2034, which had an aggregate value at the Trust level of $1,173,397,843.

NOTES TO FINANCIAL STATEMENTS :: NOVEMBER 30, 2025 (UNAUDITED) :: 333
PROSHARES TRUST
Equity Securities
Certain Funds may invest in or seek leveraged, inverse, or inverse leveraged exposure to equity securities, including shares of foreign or U.S. common stock, Real Estate Investment Trusts, Depositary Receipts, and shares of other Investment Companies, including other exchange traded funds (“ETFs”).
Real Estate Investment Trusts (“REITs”)
REITs report information on the source of their distributions annually. A portion of distributions received from REITs during the period is estimated to be dividend income, realized gain or return of capital. These estimates are adjusted when the actual source of distributions is disclosed by the REITs.
Debt Instruments
Certain Funds may invest in debt instruments, including U.S. government securities; Foreign and U.S. investment grade corporate debt securities. Additionally, certain Funds may invest in (lower rated) debt instruments (also known as “junk bonds”) that are rated below “investment grade” by Moody’s, Standard and Poor’s and/or Fitch, Inc.
Securities Lending
Each Fund may lend securities to brokers, dealers and financial organizations in exchange for initial collateral in the amount of at least 102% of the value of U.S. dollar-denominated securities loaned or at least 105% of the value of non-U.S. dollar-denominat-
ed securities loaned, marked to market daily. Each security loaned will be secured continuously by collateral in the form of cash,
Money Market Instruments or U.S. Government securities with a market value of at least 100% of the market value of the loaned securities. When a Fund lends its securities, it continues to receive payments equal to the dividends and interest paid on the secu-
rities loaned and simultaneously may earn interest on the reinvestment of the cash collateral. Any cash collateral received by the
Fund in connection with these loans may be reinvested in a variety of short-term investments. Any securities collateral received by the Fund in connection with these loans may not be sold or pledged by the Fund and, accordingly, are not reflected in the Fund’s assets and liabilities. The Funds may incur fees and expenses in connection with the reinvestment of cash collateral. For security loans collateralized by cash, borrowers may be entitled to receive a fee based on the amount of collateral. The Funds are typically compensated by the difference between the amount earned on the reinvestment of cash collateral and any fees paid to the borrow-
er. Although voting and other rights attendant to securities loaned pass to the borrower, such loans may be recalled so that the securities may be voted on by the Fund if a material event affecting the Fund’s investment in the securities on loan is to occur. Se-
curity loans are subject to termination by the Fund or the borrower at any time. Not all Funds may participate in securities lending at any given time. No securities loan shall be made on behalf of a Fund if, as a result, the aggregate value of all securities loaned by the particular Fund exceeds one-third of the value of such Fund’s total assets (including the value of the collateral received).
Securities lending involves exposure to certain risks, including “gap” risk (i.e., the risk of a mismatch between the return on cash collateral reinvestments and any fees a Fund has agreed to pay a borrower), operational risk (i.e., the risk of losses resulting from problems in the settlement and the accounting process), legal, counterparty and credit risk. If a securities lending counterparty were to default, a Fund would be subject to the risk of a possible delay in receiving collateral or in recovering the loaned securities, or to a possible loss of rights in the collateral. In the event a borrower does not return a Fund’s securities as agreed, the Fund may experience losses if the proceeds received from liquidating the collateral do not at least equal the value of the loaned security at the time the collateral is liquidated, plus the transaction costs incurred in purchasing replacement securities. This event could trigger adverse tax consequences for a Fund. The investment of cash collateral deposited by the borrower is subject to inherent market risks such as interest rate risk, credit risk, liquidity risk, and other risks that are present in the market. A Fund could lose money if its short-term reinvestment of the collateral declines in value over the period of the loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the
Fund, or excess collateral returned by the Fund, on the next business day.
Accounting for Derivatives Instruments
In seeking to achieve the investment objectives of the Funds, the Advisor uses a passive or mathematical approach to investing.
Using this approach, the Advisor determines the type, quantity and mix of investment positions, including derivative positions, that a Fund should hold to approximate, on a daily basis, the corresponding performance, inverse, multiple, or inverse multiple of the performance of its index or benchmark, as appropriate, based upon each Fund’s investment objective.
In connection with its management of certain series of the Trust included in this report (ProShares Ultra Communication Ser-
vices, ProShares Ultra Consumer Discretionary, ProShares Ultra Consumer Staples, ProShares Ultra Energy, ProShares Ultra
Financials, ProShares Ultra Health Care, ProShares Ultra Industrials, ProShares Ultra Materials, ProShares Ultra Nasdaq Bio-
technology, ProShares Ultra Nasdaq Cloud Computing, ProShares Ultra Nasdaq Cybersecurity, ProShares Ultra QQQ Top 30, Pro-
Shares Ultra Real Estate, ProShares Ultra Russell2000, ProShares Ultra S&P 500 Equal Weight, ProShares Ultra Semiconductors,

334 :: NOVEMBER 30, 2025 (UNAUDITED) :: NOTES TO FINANCIAL STATEMENTS
PROSHARES TRUST
ProShares Ultra SmallCap600, ProShares Ultra Technology, ProShares Ultra QQQ Mega ETF, ProShares Ultra Utilities, ProShares
UltraPro Dow30
SM
, ProShares UltraPro MidCap400, ProShares UltraPro QQQ
®
, ProShares UltraPro Russell2000, ProShares Ul-
traPro S&P500
®
, ProShares UltraPro Short 20+ Year Treasury, ProShares UltraPro Short Dow30
SM
, ProShares UltraPro Short
MidCap400, ProShares UltraPro Short QQQ
®
, ProShares UltraPro Short Russell2000, ProShares UltraPro Short S&P500
®
, Pro-
Shares UltraShort 7-10 Year Treasury, ProShares UltraShort 20+ Year Treasury, ProShares UltraShort Consumer Discretionary,
ProShares UltraShort Consumer Staples, ProShares UltraShort Dow30
SM
, ProShares UltraShort Energy, ProShares UltraShort
Financials, ProShares UltraShort Health Care, ProShares UltraShort Industrials, ProShares UltraShort Materials, ProShares
UltraShort MidCap400, ProShares UltraShort Nasdaq Biotechnology, ProShares UltraShort QQQ
®
, ProShares UltraShort Real
Estate, ProShares UltraShort Russell2000, ProShares UltraShort S&P500
®
, ProShares UltraShort Semiconductors, ProShares
UltraShort SmallCap600, ProShares UltraShort Technology, ProShares UltraShort QQQ Mega, and ProShares UltraShort Utilities
(the "Commodity Pools")), the Advisor has registered as a commodity pool operator (a "CPO") and the Commodity Pools are com-
modity pools under the Commodity Exchange Act (the "CEA"). Accordingly, the Advisor is subject to registration and regulation as a CPO under the CEA, and must comply with various regulatory requirements under the CEA and the rules and regulations of the Commodity Futures Trading Commission ("CFTC") and the National Futures Association ("NFA"), including investor protection requirements, antifraud provisions, disclosure requirements and reporting and record keeping requirements. The Advisor is also subject to periodic inspections and audits by the CFTC and NFA. Compliance with these regulatory requirements could adversely affect the Commodity Pools' total return. In this regard, any further amendment to the CEA or its related regulations that subject the Advisor or the Commodity Pools to additional regulation may have adverse impacts on the Commodity Pools' operations and expenses.
All open derivative positions at period end are reflected on each respective Fund’s Schedule of Portfolio Investments. Certain
Funds utilized a varying level of derivative instruments in conjunction with investment securities in seeking to meet their invest-
ment objective during the period. While the volume of open positions may vary on a daily basis as each Fund transacts derivative contracts in order to achieve the appropriate exposure to meet its investment objective, with the exception of the Funds listed
below
, the volume of these open positions relative to the net assets of each respective Fund at the date of this report is generally representative of open positions throughout the reporting period.
For financial reporting purposes, the Trust can offset financial assets and financial liabilities that are subject to master netting arrangements or similar agreements in the Statement of Assets and Liabilities. Funds holding forward currency contracts and/
or non-exchange traded swap agreements present the gross amounts of these assets and liabilities on their Schedule of Portfolio
Investments. Information concerning the value of and amounts due under Repurchase Agreement transactions may be found on each Fund’s Schedule of Portfolio Investments. Information concerning the counterparties to each Repurchase Agreement and levels of collateralization may be found above, under the caption “Repurchase Agreements.”
Following is a description of the Funds’ use of derivative instruments, the types of derivatives utilized by the Funds during the reporting period, as well as the primary underlying risk exposures related to each instrument type.
Futures Contracts
Each Fund may purchase or sell futures contracts as a substitute for a comparable market position in the underlying securities or to satisfy regulatory requirements. A physical-settlement futures contract generally obligates the seller to deliver (and the purchaser to take delivery of) the specified asset on the expiration date of the contract. A cash-settled futures contract obligates the seller to deliver (and the purchaser to accept) an amount of cash equal to a specific dollar amount (the contract multiplier)
multiplied by the difference between the final settlement price of a specific futures contract and the price at which the agreement is made. No physical delivery of the underlying asset is made.
The Funds generally engage in closing or offsetting transactions before final settlement of a futures contract, wherein a second identical futures contract is sold to offset a long position (or bought to offset a short position). In such cases, the obligation is to deliver (or take delivery of) cash equal to a specific dollar amount (the contract multiplier) multiplied by the difference between the price of the offsetting transaction and the price at which the original contract was entered into. If the original position en-
tered into is a long position (futures contract purchased) there will be a gain (loss) if the offsetting sell transaction is carried out
Average quarterly exposure to
derivatives (notional amounts
in comparison to net assets)
Ultra Consumer Staples
.......
133%
Ultra Semiconductors
.........
141%
UltraPro Dow30
SM
............
237%

NOTES TO FINANCIAL STATEMENTS :: NOVEMBER 30, 2025 (UNAUDITED) :: 335
PROSHARES TRUST
at a higher (lower) price, inclusive of commissions. If the original position entered into is a short position (futures contract sold)
there will be a gain (loss) if the offsetting buy transaction is carried out at a lower (higher) price, inclusive of commissions.
Whether a Fund realizes a gain or loss from futures activities depends generally upon movements in the underlying security or index. The extent of the Fund’s loss from an unhedged short position in futures contracts is potentially unlimited. Each Fund will engage in transactions in futures contracts that are traded on a U.S. exchange or board of trade or that have been approved for sale in the U.S. by the CFTC.
Upon entering into a futures contract, each Fund will be required to deposit with the broker an amount of cash or cash equiva-
lents in the range of approximately 5% to 10% of the contract amount for equity, index futures and in the range of approximately
1% to 3% of the contract amount for bond futures (these amounts are subject to change by the exchange on which the contract is traded). This amount, known as “initial margin,” is in the nature of a performance bond or good faith deposit on the contract and is returned to the Fund upon termination of the futures contract, assuming all contractual obligations have been satisfied.
Subsequent payments, known as “variation margin,” to and from the broker will be made as the price of the security or index underlying the futures contract fluctuates, making the long and short positions in the futures contract more or less valuable, a process known as “marking-to-market.” Net income and net fees related to cash collateral deposited with the broker are reflected on the Statements of Operations as “Interest” or “Futures Commission Merchant fees”, respectively. At any time prior to expira-
tion of a futures contract, a Fund may elect to close its position by taking an opposite position, which will operate to terminate the
Fund’s existing position in the contract.
The primary risks associated with the use of futures contracts are imperfect correlation between movements in the price of the futures contract and the market value of the underlying assets, and the possibility of an illiquid market for a futures contract. Al-
though each Fund intends to sell futures contracts only if there is an active market for such contracts, no assurance can be given that a liquid market will exist for any particular contract at any particular time. Many futures exchanges and boards of trade limit the amount of fluctuation permitted in futures contract prices during a single trading day. Once the daily limit has been reached in a particular contract, no trades may be made that day at a price beyond that limit, or trading may be suspended for specified pe-
riods during the day. Futures contract prices could move to the limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and potentially subjecting a Fund to substantial losses. If trading is not possible, or if a Fund determines not to close a futures position in anticipation of adverse price movements, the Fund will be required to make daily cash payments of variation margin. The risk that the Fund will be unable to close out a futures position will be minimized by entering into such transactions on a national exchange with an active and liquid secondary market. In addition, although the counterparty to a futures contract is often a clearing organization, backed by a group of financial institutions, there may be instances in which the counterparty could fail to perform its obligations, causing significant losses to a Fund.
Forward Currency Contracts
Each Fund may invest in forward currency contracts for investment or risk management purposes. A forward currency contract is an obligation to buy or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are entered into on the interbank market conducted directly between currency traders (usually large commercial banks) and their customers.
At or before the maturity of a forward currency contract, a Fund may either sell a portfolio security and make delivery of the cur-
rency, or retain the security and terminate its contractual obligation to deliver the currency by buying an “offsetting” contract obligating it to buy, on the same maturity date, the same amount of the currency. If the Fund engages in an offsetting transaction, it may later enter into a new forward currency contract to sell the currency.
If a Fund engages in offsetting transactions, the Fund will incur a gain or loss, to the extent that there has been movement in for-
ward currency contract prices. If forward prices go down during the period between the date a Fund enters into a forward currency contract for the sale of a currency and the date it enters into an offsetting contract for the purchase of the currency, the Fund will realize a gain to the extent that the price of the currency it has agreed to sell exceeds the price of the currency it has agreed to buy.
If forward prices go up, the Fund will suffer a loss to the extent the price of the currency it has agreed to buy exceeds the price of the currency it has agreed to sell.
Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in U.S. dollars without the delivery of foreign currency.
Swap Agreements
Each Fund may enter into swap agreements to gain exposure to an underlying asset without actually purchasing such asset (or shorting such asset), or to hedge a position, including in circumstances in which direct investment is restricted for legal reasons or is otherwise impracticable. Swap agreements are two-party contracts entered into primarily by institutional investors for pe-
riods ranging from a day to more than one year. In a standard “swap” transaction, two parties agree to exchange the return (or

336 :: NOVEMBER 30, 2025 (UNAUDITED) :: NOTES TO FINANCIAL STATEMENTS
PROSHARES TRUST
differentials in rates of return) earned or realized on a particular pre-determined investment or instrument. The gross return to be exchanged or “swapped” between the parties is calculated with respect to a “notional amount,” e.g., the return on or change in value of a particular dollar amount invested in a “basket” of securities or an ETF representing a particular index or group of securities.
Most swap agreements entered into by a Fund calculate and settle the obligations of the parties to the agreement on a “net basis”
with a single payment. Consequently, a Fund’s current obligations (or rights) under a swap agreement will generally be equal only to the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the “net amount”).
When investing in swap agreements, the Funds may hold or gain exposure to only a representative sample of the securities in an index, or to a component of the index.
On a typical long swap, the counterparty will generally agree to pay the Fund the amount, if any, by which the notional amount of the swap agreement would have increased in value had it been invested in the particular underlying assets (e.g., an ETF, or securi-
ties comprising an index), plus any dividends or interest that would have been received on those assets. The Fund will agree to pay to the counterparty a floating rate of interest on the notional amount of the swap agreement plus the amount, if any, by which the notional amount would have decreased in value had it been invested in such assets plus, in certain circumstances, commissions or trading spreads on the notional amount. Therefore, the return to the Fund on a long swap should be the gain or loss on the notional amount plus dividends or interest on the assets less the interest paid by the Fund on the notional amount. As a trading technique, the Advisor may substitute physical securities with a swap agreement having investment characteristics substantially similar to the underlying securities.
Some Funds may also enter into swap agreements that provide the opposite return of their index or a security. These swaps are similar to the long swaps disclosed above except that the counterparty pays interest to each Fund on the notional amount out-
standing and that dividends or interest on the underlying instruments reduce the value of the swap. In addition, in certain in-
stances, each Fund will agree to pay to the counterparty commissions or trading spreads on the notional amount. These amounts are netted with any unrealized gain or loss to determine the value of the swap.
A Fund’s current obligations under most swap agreements (total return swaps, equity/index swaps, interest rate swaps) will be accrued daily (offset against any amounts owed to the Fund) and any accrued but unpaid net amounts owed to a swap counter-
party will be covered by segregating or earmarking cash and/or securities determined to be liquid, but typically no payments will be made until the settlement date. Interest income related to segregated cash is reflected on the  Statements of Operations as
“Interest.”
A Fund will not enter into uncleared swap agreements (i.e., not cleared by a central counterparty) unless the Advisor believes that the counterparty to the transaction is creditworthy. The counterparty to an uncleared swap agreement will typically be a major global financial institution. A Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. If such a default occurs, a Fund will have contractual reme-
dies pursuant to the swap agreements, but such remedies may be subject to bankruptcy and insolvency laws that could affect the
Fund’s rights as a creditor.
In the normal course of business, a Fund enters into International Swaps and Derivatives Association (“ISDA”) agreements with certain counterparties for derivative transactions. These agreements contain, among other conditions, events of default and ter-
mination events, and various covenants and representations. Certain of the Fund’s ISDA agreements contain provisions that re-
quire the Fund to maintain a pre-determined level of net assets, and/or provide limits regarding the decline of the Fund’s NAV over specific periods of time, which may or may not be exclusive of redemptions. If the Fund were to trigger such provisions and have open derivative positions at that time, counterparties to the ISDA agreements could elect to terminate such ISDA agreements and request immediate payment in an amount equal to the net liability positions, if any, under the relevant ISDA agreement. Pursuant to the terms of its ISDA agreements, the Fund will have already collateralized its liability under such agreements, in some cases only in excess of certain threshold amounts. The Funds seek to mitigate risks by generally requiring that the counterparties for each Fund agree to post collateral for the benefit of the Fund, marked to market daily, in an amount approximately equal to what the counterparty owes the Fund, subject to certain minimum thresholds, although the Funds may not always be successful. To the extent any such collateral is insufficient or there are delays in accessing the collateral, the Funds will be exposed to risks, includ-
ing possible delays in recovering amounts as a result of bankruptcy proceedings.
The use of swaps is a highly specialized activity which involves investment techniques and risks in addition to, and in some cases different from, those associated with ordinary portfolio securities transactions. The primary risks associated with the use of swap agreements are mispricing or improper valuation, imperfect correlation between movements in the notional amount and the price of the underlying investments, and the inability of counterparties or clearing organizations to perform. A Fund may use a combination of swaps on an underlying index and swaps on an ETF that is designed to track the performance of that index, or it may solely use swaps on an ETF to achieve its desired investment exposure. The performance of an ETF may not track the

NOTES TO FINANCIAL STATEMENTS :: NOVEMBER 30, 2025 (UNAUDITED) :: 337
PROSHARES TRUST
performance of its underlying index due to embedded costs and other factors. Thus, to the extent a Fund invests in swaps that use an ETF as the reference asset, that Fund may be subject to greater correlation risk and may not achieve as high a degree of correlation with its index as it would if the Fund used only swaps on the underlying index. The Advisor, under supervision from the Board, is responsible for determining and monitoring the liquidity of the Funds’ transactions in swap agreements.
All of the outstanding swap agreements held by the Funds on November 30, 2025 contractually terminate within 24 months but may be terminated without penalty by either party daily. Upon termination, the Fund is entitled to receive or pay the “unrealized appreciation or depreciation” amount existing at the date of termination.
The Financial Accounting Standards Board, pursuant to Accounting Standards Codification 815-10 (“ASC 815-10”), requires com-
panies (including the Trust) to disclose information intended to enable financial statement users to understand how derivative instruments affect the Statements of Assets and Liabilities as well as the effect of derivative instruments on the Statements of
Operations during the reporting period, in the context of each entity’s risk exposure. ASC 815-10 provides examples of risk expo-
sure, including interest rate, foreign exchange, equity and credit.
The following tables indicate the location of derivative-related items on the Statements of Assets and Liabilities as well as the effect of derivative instruments on the Statements of Operations during the reporting period.
Fair Value of Derivative Instruments as of November 30, 2025
A
                      Asset Derivatives                                                                                 Liabilities Derivatives
A
Derivatives
not accounted
for as hedging
instruments under
ASC 815
A
Statements of
Assets and
Liabilities
Location
A
Fund
A
Unrealized
Appreciation*
A
Statements of
Assets and
Liabilities
Location
A
Fund
A
Unrealized
Depreciation*
A
Equity and Bond
index futures
contracts/Non-
exchange traded
swap agreements
Variation margin on
futures contracts*;
Unrealized
appreciation on
non-exchange
traded swap
agreements
Variation margin on
futures contracts*;
Unrealized
depreciation on
non-exchange
traded swap
agreements
Short 7-10 Year Treasury
Short 7-10 Year Treasury
$ 19,338
Short 7-10 Year Treasury $ 1,412
Short 20+ Year Treasury
Short 20+ Year Treasury
37,360
Short 20+ Year Treasury 1,113,920
Short Dow30SM
Short Dow30
SM
—
Short Dow30
SM
10,051,510
Short Financials
Short Financials
—
Short Financials 2,487,530
Short FTSE China 50
Short FTSE China 50
124,509
Short FTSE China 50 250,534
Short High Yield
Short High Yield
—
Short High Yield 6,473,737
Short MidCap400
Short MidCap400
—
Short MidCap400 799,282
Short MSCI EAFE
Short MSCI EAFE
1,418
Short MSCI EAFE 2,093,217
Short MSCI Emerging Markets
Short MSCI Emerging
Markets
9,758
Short MSCI Emerging
Markets 2,118,550
Short QQQ®
Short QQQ
®
2,414,525
Short QQQ
®
78,579,883
Short Real Estate
Short Real Estate
33,968
Short Real Estate 459,444
Short Russell2000
Short Russell2000
—
Short Russell2000 18,788,168
Short S&P500®
Short S&P500
®
—
Short S&P500
®
249,475,055
Short SmallCap600
Short SmallCap600
—
Short SmallCap600 566,430
Ultra 7-10 Year Treasury
Ultra 7-10 Year Treasury
301,954
Ultra 7-10 Year Treasury 254,152
Ultra 20+ Year Treasury
Ultra 20+ Year Treasury
892,109
Ultra 20+ Year Treasury 6,722,146
Ultra Communication Services
Ultra Communication
Services
929,268
Ultra Communication
Services 33,133
Ultra Consumer Discretionary
Ultra Consumer
Discretionary
8,783
Ultra Consumer
Discretionary 2,032,802
Ultra Consumer Staples
Ultra Consumer Staples
—
Ultra Consumer Staples 714,352
Ultra Dow30SM
Ultra Dow30
SM
8,836,872
Ultra Dow30
SM
1,035,557
Ultra Energy
Ultra Energy
4,223,144
Ultra Energy —
Ultra Financials
Ultra Financials
176,889,907
Ultra Financials —
Ultra FTSE China 50
Ultra FTSE China 50
2,383,914
Ultra FTSE China 50 173,751
Ultra FTSE Europe
Ultra FTSE Europe
2,391,624
Ultra FTSE Europe —
Ultra Health Care
Ultra Health Care
3,527,933
Ultra Health Care 2,659,126
Ultra High Yield
Ultra High Yield
501,354
Ultra High Yield 76,176
Ultra Industrials
Ultra Industrials
1,944,349
Ultra Industrials —
Ultra Materials
Ultra Materials
186,037
Ultra Materials 1,109,941
Ultra MidCap400
Ultra MidCap400
2,327,256
Ultra MidCap400 6,466,866
Ultra MSCI Brazil Capped
Ultra MSCI Brazil Capped
441,764
Ultra MSCI Brazil Capped —
Ultra MSCI EAFE
Ultra MSCI EAFE
4,349,507
Ultra MSCI EAFE 14,570

338 :: NOVEMBER 30, 2025 (UNAUDITED) :: NOTES TO FINANCIAL STATEMENTS
PROSHARES TRUST
Fair Value of Derivative Instruments as of November 30, 2025
A
                      Asset Derivatives                                                                                 Liabilities Derivatives
A
Derivatives
not accounted
for as hedging
instruments under
ASC 815
A
Statements of
Assets and
Liabilities
Location
A
Fund
A
Unrealized
Appreciation*
A
Statements of
Assets and
Liabilities
Location
A
Fund
A
Unrealized
Depreciation*
A
Equity and Bond
index futures
contracts/Non-
exchange traded
swap agreements
Variation margin on
futures contracts*;
Unrealized
appreciation on
non-exchange
traded swap
agreements
Variation margin on
futures contracts*;
Unrealized
depreciation on
non-exchange
traded swap
agreements
Ultra MSCI Emerging Markets
Ultra MSCI Emerging
Markets
3,667,836
Ultra MSCI Emerging
Markets 308,427
Ultra MSCI Japan
Ultra MSCI Japan
385,481
Ultra MSCI Japan 24,914
Ultra Nasdaq Biotechnology
Ultra Nasdaq
Biotechnology
14,181,362
Ultra Nasdaq
Biotechnology 1,761,055
Ultra Nasdaq Cloud Computing
Ultra Nasdaq Cloud
Computing
156,307
Ultra Nasdaq Cloud
Computing 335,451
Ultra Nasdaq Cybersecurity
Ultra Nasdaq
Cybersecurity
351,881
Ultra Nasdaq
Cybersecurity 25,267
Ultra QQQ®
Ultra QQQ
®
1,062,824,882
Ultra QQQ
®
58,666,722
Ultra QQQ Mega
Ultra QQQ Mega
3,330,126
Ultra QQQ Mega —
Ultra QQQ Top 30
Ultra QQQ Top 30
693,233
Ultra QQQ Top 30 4,583
Ultra Real Estate
Ultra Real Estate
328,380
Ultra Real Estate 3,356,592
Ultra Russell2000
Ultra Russell2000
14,878,707
Ultra Russell2000 5,374,921
Ultra S&P500®
Ultra S&P500
®
409,227,245
Ultra S&P500
®
18,145,297
Ultra S&P 500 Equal Weight
Ultra S&P 500 Equal
Weight
558,516
Ultra S&P 500 Equal
Weight —
Ultra Semiconductors
Ultra Semiconductors
40,652,760
Ultra Semiconductors 32,470,470
Ultra SmallCap600
Ultra SmallCap600
271,939
Ultra SmallCap600 1,369,909
Ultra Technology
Ultra Technology
120,702,076
Ultra Technology 8,998,079
Ultra Utilities
Ultra Utilities
3,259,500
Ultra Utilities —
UltraPro Dow30SM
UltraPro Dow30
SM
22,701,898
UltraPro Dow30
SM
3,383,164
UltraPro MidCap400
UltraPro MidCap400
2,268,614
UltraPro MidCap400 1,938,241
UltraPro QQQ®
UltraPro QQQ
®
3,624,831,408
UltraPro QQQ
®
—
UltraPro Russell2000
UltraPro Russell2000
74,103,665
UltraPro Russell2000 22,052,822
UltraPro S&P500®
UltraPro S&P500
®
358,585,964
UltraPro S&P500
®
21,545,403
UltraPro Short 20+ Year Treasury
UltraPro Short 20+ Year
Treasury
—
UltraPro Short 20+ Year
Treasury 724,865
UltraPro Short Dow30SM
UltraPro Short Dow30
SM
—
UltraPro Short Dow30
SM
49,757,433
UltraPro Short MidCap400
UltraPro Short
MidCap400
2,850
UltraPro Short
MidCap400 794,594
UltraPro Short QQQ®
UltraPro Short QQQ
®
29,239,910
UltraPro Short QQQ
®
1,426,376,700
UltraPro Short Russell2000
UltraPro Short
Russell2000
329,198
UltraPro Short
Russell2000 47,205,175
UltraPro Short S&P500®
UltraPro Short S&P500
®
—
UltraPro Short S&P500
®
353,074,265
UltraShort 7-10 Year Treasury
UltraShort 7-10 Year
Treasury
—
UltraShort 7-10 Year
Treasury 558,511
UltraShort 20+ Year Treasury
UltraShort 20+ Year
Treasury
1,230,093
UltraShort 20+ Year
Treasury 11,546,636
UltraShort Consumer Discretionary
UltraShort Consumer
Discretionary
37,031
UltraShort Consumer
Discretionary 315,410
UltraShort Consumer Staples
UltraShort Consumer
Staples
24,665
UltraShort Consumer
Staples 16,221
UltraShort Dow30SM
UltraShort Dow30
SM
153,949
UltraShort Dow30
SM
7,636,950
UltraShort Energy
UltraShort Energy
1,492,979
UltraShort Energy 2,146,617
UltraShort Financials
UltraShort Financials
—
UltraShort Financials 5,287,500
UltraShort FTSE China 50
UltraShort FTSE China 50
393,505
UltraShort FTSE China 50 1,679,378
UltraShort FTSE Europe
UltraShort FTSE Europe
183,078
UltraShort FTSE Europe 3,383,202
UltraShort Health Care
UltraShort Health Care
107,837
UltraShort Health Care 229,043
UltraShort Industrials
UltraShort Industrials
6,571
UltraShort Industrials 360,621
UltraShort Materials
UltraShort Materials
—
UltraShort Materials 143,477
UltraShort MidCap400
UltraShort MidCap400
—
UltraShort MidCap400 409,888

NOTES TO FINANCIAL STATEMENTS :: NOVEMBER 30, 2025 (UNAUDITED) :: 339
PROSHARES TRUST
Fair Value of Derivative Instruments as of November 30, 2025
A
                      Asset Derivatives                                                                                 Liabilities Derivatives
A
Derivatives
not accounted
for as hedging
instruments under
ASC 815
A
Statements of
Assets and
Liabilities
Location
A
Fund
A
Unrealized
Appreciation*
A
Statements of
Assets and
Liabilities
Location
A
Fund
A
Unrealized
Depreciation*
A
Equity and Bond
index futures
contracts/Non-
exchange traded
swap agreements
Variation margin on
futures contracts*;
Unrealized
appreciation on
non-exchange
traded swap
agreements
Variation margin on
futures contracts*;
Unrealized
depreciation on
non-exchange
traded swap
agreements
UltraShort MSCI Brazil Capped
UltraShort MSCI Brazil
Capped
—
UltraShort MSCI Brazil
Capped 3,144,104
UltraShort MSCI EAFE
UltraShort MSCI EAFE
5,958
UltraShort MSCI EAFE 405,280
UltraShort MSCI Emerging Markets
UltraShort MSCI
Emerging Markets
61,255
UltraShort MSCI
Emerging Markets 547,535
UltraShort MSCI Japan
UltraShort MSCI Japan
—
UltraShort MSCI Japan 1,484,778
UltraShort Nasdaq Biotechnology
UltraShort Nasdaq
Biotechnology
—
UltraShort Nasdaq
Biotechnology 841,688
UltraShort QQQ®
UltraShort QQQ
®
—
UltraShort QQQ
®
148,981,030
UltraShort QQQ Mega
UltraShort QQQ Mega
—
UltraShort QQQ Mega 447,429
UltraShort Real Estate
UltraShort Real Estate
692,482
UltraShort Real Estate 2,887,551
UltraShort Russell2000
UltraShort Russell2000
—
UltraShort Russell2000 7,665,756
UltraShort S&P500®
UltraShort S&P500
®
—
UltraShort S&P500
®
207,723,033
UltraShort Semiconductors
UltraShort
Semiconductors
585,678
UltraShort
Semiconductors 5,507,632
UltraShort SmallCap600
UltraShort SmallCap600
—
UltraShort SmallCap600 1,069,524
UltraShort Technology
UltraShort Technology
8,018
UltraShort Technology 3,417,951
UltraShort Utilities
UltraShort Utilities
—
UltraShort Utilities 1,093,465
* Includes cumulative appreciation (depreciation) of futures contracts as reported in the Schedule of Portfolio Investments. For these securities, only the variation margin is reported within the asset and liability sections of the Statements of Assets and Liabilities.
The Effect of Derivative Instruments on the Statements of Operations for the Period Ended November 30, 2025
A
Derivatives
not accounted
for as hedging
instruments under
ASC 815
A
Location of Gain or (Loss) on
Derivatives on the Statements of
Operations
A
Fund
A
Realized Gain
or (Loss) on
Derivatives
A
Change in
Unrealized
Appreciation or
(Depreciation) on
Derivatives
A
Equity and Bond
index futures
contracts/Non-
exchange traded
swap agreements
Net realized gain (loss) on Expiration
or closing of: futures contracts
and non-exchange traded swap
agreements; Change in net unrealized
appreciation (depreciation) on:
Futures contracts and Non-exchange
traded swap agreements
Short 7-10 Year Treasury
Short 7-10 Year Treasury $ (244,445) $ (194,229)
Short 20+ Year Treasury
Short 20+ Year Treasury 158,064 (4,096,463)
Short Dow30SM
Short Dow30
SM
(7,008,190) (7,646,202)
Short Financials
Short Financials — (412,337)
Short FTSE China 50
Short FTSE China 50 (823,427) 347,832
Short High Yield
Short High Yield — (2,433,832)
Short MidCap400
Short MidCap400 (40,536) (401,977)
Short MSCI EAFE
Short MSCI EAFE (162,139) (543,495)
Short MSCI Emerging Markets
Short MSCI Emerging Markets (516,782) (1,382,563)
Short QQQ®
Short QQQ
®
(155,752,330) 58,260,956
Short Real Estate
Short Real Estate — (10,003)
Short Russell2000
Short Russell2000 (19,147,251) (11,162,263)
Short S&P500®
Short S&P500
®
(22,567,886) (134,572,060)
Short SmallCap600
Short SmallCap600 (295,582) (433,258)

340 :: NOVEMBER 30, 2025 (UNAUDITED) :: NOTES TO FINANCIAL STATEMENTS
PROSHARES TRUST
The Effect of Derivative Instruments on the Statements of Operations for the Period Ended November 30, 2025
A
Derivatives
not accounted
for as hedging
instruments under
ASC 815
A
Location of Gain or (Loss) on
Derivatives on the Statements of
Operations
A
Fund
A
Realized Gain
or (Loss) on
Derivatives
A
Change in
Unrealized
Appreciation or
(Depreciation) on
Derivatives
A
Equity and Bond
index futures
contracts/Non-
exchange traded
swap agreements
Net realized gain (loss) on Expiration
or closing of: futures contracts
and non-exchange traded swap
agreements; Change in net unrealized
appreciation (depreciation) on:
Futures contracts and Non-exchange
traded swap agreements
Ultra 7-10 Year Treasury
Ultra 7-10 Year Treasury $ (31,921) $ 961,062
Ultra 20+ Year Treasury
Ultra 20+ Year Treasury (681,630) 8,735,215
Ultra Communication Services
Ultra Communication Services (392,989) 1,912,577
Ultra Consumer Discretionary
Ultra Consumer Discretionary — 1,480,259
Ultra Consumer Staples
Ultra Consumer Staples — (634,905)
Ultra Dow30SM
Ultra Dow30
SM
59,098,232 (3,358,677)
Ultra Energy
Ultra Energy (4,177,768) 11,204,187
Ultra Financials
Ultra Financials (6,024,214) 43,577,471
Ultra FTSE China 50
Ultra FTSE China 50 688,220 2,400,361
Ultra FTSE Europe
Ultra FTSE Europe — 1,004,016
Ultra Health Care
Ultra Health Care — 13,420,021
Ultra High Yield
Ultra High Yield — 476,222
Ultra Industrials
Ultra Industrials — 1,602,423
Ultra Materials
Ultra Materials — 505,100
Ultra MidCap400
Ultra MidCap400 1,441,464 10,114,780
Ultra MSCI Brazil Capped
Ultra MSCI Brazil Capped 799,988 317,901
Ultra MSCI EAFE
Ultra MSCI EAFE 171,120 2,330,808
Ultra MSCI Emerging Markets
Ultra MSCI Emerging Markets 5,226,048 2,689,208
Ultra MSCI Japan
Ultra MSCI Japan 935,454 18,503
Ultra Nasdaq Biotechnology
Ultra Nasdaq Biotechnology 1,985,362 24,274,947
Ultra Nasdaq Cloud Computing
Ultra Nasdaq Cloud Computing — 304,456
Ultra Nasdaq Cybersecurity
Ultra Nasdaq Cybersecurity 389,761 (483,581)
Ultra QQQ®
Ultra QQQ
®
1,026,568,319 609,682,932
Ultra QQQ Mega
Ultra QQQ Mega
(a)
2,576,898 3,330,126
Ultra QQQ Top 30
Ultra QQQ Top 30
(b)
(11,570) 688,650
Ultra Real Estate
Ultra Real Estate — (1,291,098)
Ultra Russell2000
Ultra Russell2000 13,252,815 51,420,301
Ultra S&P500®
Ultra S&P500
®
755,482,661 252,101,037
Ultra S&P 500 Equal Weight
Ultra S&P 500 Equal Weight
(c)
(319,990) 558,516
Ultra Semiconductors
Ultra Semiconductors 538,883,573 26,992,200
Ultra SmallCap600
Ultra SmallCap600 366,766 3,230,292
Ultra Technology
Ultra Technology 64,587,019 114,878,108
Ultra Utilities
Ultra Utilities — 1,991,092
UltraPro Dow30SM
UltraPro Dow30
SM
66,908,594 98,879,685
UltraPro MidCap400
UltraPro MidCap400 753,212 3,664,376
UltraPro QQQ®
UltraPro QQQ
®
7,370,954,263 1,951,975,021
UltraPro Russell2000
UltraPro Russell2000 19,633,435 110,525,103
UltraPro S&P500®
UltraPro S&P500
®
1,373,787,222 (39,263,586)
UltraPro Short 20+ Year Treasury
UltraPro Short 20+ Year Treasury 1,905,579 (5,844,410)
UltraPro Short Dow30SM
UltraPro Short Dow30
SM
(45,419,665) (26,650,693)
UltraPro Short MidCap400
UltraPro Short MidCap400 (1,628,868) 746,563
UltraPro Short QQQ®
UltraPro Short QQQ
®
(1,994,616,121) 462,623,095
UltraPro Short Russell2000
UltraPro Short Russell2000 (29,621,993) (22,894,567)

NOTES TO FINANCIAL STATEMENTS :: NOVEMBER 30, 2025 (UNAUDITED) :: 341
PROSHARES TRUST
Taxes and Distributions
Each of the Funds intends to qualify or continue to qualify as a regulated investment company and distribute substantially all of its net investment income and capital gains to shareholders. Accordingly, no provision for Federal income taxes is required in the financial statements.
As of November 30, 2025, management of the Funds has reviewed all open tax years and major jurisdictions (the last four tax year ends including the interim tax periods since then, as applicable) and concluded that there is no tax liability resulting from un-
recognized tax benefits relating to uncertain income tax positions taken or expected to be taken in future tax returns. The Funds are also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next 12 months.
The Effect of Derivative Instruments on the Statements of Operations for the Period Ended November 30, 2025
A
Derivatives
not accounted
for as hedging
instruments under
ASC 815
A
Location of Gain or (Loss) on
Derivatives on the Statements of
Operations
A
Fund
A
Realized Gain
or (Loss) on
Derivatives
A
Change in
Unrealized
Appreciation or
(Depreciation) on
Derivatives
A
Equity and Bond
index futures
contracts/Non-
exchange traded
swap agreements
Net realized gain (loss) on Expiration
or closing of: futures contracts
and non-exchange traded swap
agreements; Change in net unrealized
appreciation (depreciation) on:
Futures contracts and Non-exchange
traded swap agreements
UltraPro Short S&P500®
UltraPro Short S&P500
®
$ (55,059,030) $ (163,306,025)
UltraShort 7-10 Year Treasury
UltraShort 7-10 Year Treasury (474,852) (404,573)
UltraShort 20+ Year Treasury
UltraShort 20+ Year Treasury 6,752,734 (38,961,283)
UltraShort Consumer Discretionary
UltraShort Consumer Discretionary (1,539,828) 978,970
UltraShort Consumer Staples
UltraShort Consumer Staples — 62,421
UltraShort Dow30SM
UltraShort Dow30
SM
(5,943,103) (6,087,837)
UltraShort Energy
UltraShort Energy — (2,549,223)
UltraShort Financials
UltraShort Financials (670,930) (450,780)
UltraShort FTSE China 50
UltraShort FTSE China 50 (312,028) (1,521,408)
UltraShort FTSE Europe
UltraShort FTSE Europe (3,938,558) 1,514,295
UltraShort Health Care
UltraShort Health Care 59,862 (488,141)
UltraShort Industrials
UltraShort Industrials (480,343) 279,004
UltraShort Materials
UltraShort Materials — (66,808)
UltraShort MidCap400
UltraShort MidCap400 (218,866) (33,501)
UltraShort MSCI Brazil Capped
UltraShort MSCI Brazil Capped (887,831) (2,027,986)
UltraShort MSCI EAFE
UltraShort MSCI EAFE (273,323) 120,740
UltraShort MSCI Emerging Markets
UltraShort MSCI Emerging Markets (1,531,596) 161,737
UltraShort MSCI Japan
UltraShort MSCI Japan (854,649) (531,772)
UltraShort Nasdaq Biotechnology
UltraShort Nasdaq Biotechnology (1,038,921) (820,605)
UltraShort QQQ®
UltraShort QQQ
®
(38,628,395) (58,342,705)
UltraShort QQQ Mega
UltraShort QQQ Mega
(a)
(1,129,863) (447,429)
UltraShort Real Estate
UltraShort Real Estate — (247,237)
UltraShort Russell2000
UltraShort Russell2000 (17,981,622) 1,753,700
UltraShort S&P500®
UltraShort S&P500
®
(8,585,155) (116,482,958)
UltraShort Semiconductors
UltraShort Semiconductors (12,868,455) 546,482
UltraShort SmallCap600
UltraShort SmallCap600 — (596,320)
UltraShort Technology
UltraShort Technology (208,080) (1,534,320)
UltraShort Utilities
UltraShort Utilities — (676,641)
(a) Commencement of investment operations from June 10, 2025 through November 30, 2025.
(b) Commencement of investment operations from August 13, 2025 through November 30, 2025.
(c) Commencement of investment operations from August 25, 2025 through November 30, 2025.

342 :: NOVEMBER 30, 2025 (UNAUDITED) :: NOTES TO FINANCIAL STATEMENTS
PROSHARES TRUST
Distributions to shareholders from net investment income and net capital gain, if any, are declared and paid at least annually.
The amount of distributions from net investment income and net realized gains are determined in accordance with federal in-
come tax regulations, which may differ from GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales, 1256 mark-to-market, constructive sales adjustments, and qualified late-year loss deferrals) do not require a reclassification. Under current law, each Fund is permitted to treat on its tax return as dividends paid the portion of redemption proceeds paid to redeeming shareholders that represents the redeeming shareholders' portion of the Fund's accumulated earnings and profits. This practice, called tax “equalization,” could reduce the amount of income and/or gains that the Funds are required to distribute as dividends to non-redeeming shareholders.
While subject to management’s discretion, any available tax equalization is typically applied first to short-term capital gains, next to long-term capital gains and then to ordinary income. To the extent distributions exceed net investment income and net realized capital gains for tax purposes, they are reported as a tax return of capital.
The Funds’ tax year end is October 31st and the tax character of current year distributions and current components of accumulat-
ed earnings (deficit) will be determined at the end of the current tax year.
The tax character of distributions paid for the most recent tax years ended October 31, 2025 and October 31, 2024, were as follows:
Year Ended October 31, 2025
A
Year Ended October 31, 2024
A
Fund
A
Distributions
paid from
ordinary
income
A
Distributions
paid from
net long-
term capital
gains
A
Tax
return of
capital
A
Total
Distributions
A
Distributions
paid from
ordinary
income
A
Distributions
paid from
net long-
term capital
gains
A
Tax
return of
capital
A
Total
Distributions
A
Short 7-10 Year Treasury
$ 1,343,250 $ — $ — $ 1,343,250 $ 1,019,609 $ — $ — $ 1,019,609
Short 20+ Year Treasury
2,684,406 — — 2,684,406 4,582,503 — — 4,582,503
Short Dow30
SM
......
5,142,934 — — 5,142,934 8,811,195 — — 8,811,195
Short Financials
.....
467,366 — — 467,366 774,961 — — 774,961
Short FTSE China 50
..
154,655 — — 154,655 217,082 — — 217,082
Short High Yield
.....
3,260,611 — — 3,260,611 5,733,337 — — 5,733,337
Short MidCap400
....
206,754 — — 206,754 320,085 — — 320,085
Short MSCI EAFE
....
640,259 — — 640,259 1,408,095 — — 1,408,095
Short MSCI Emerging
Markets
..........
424,156 — — 424,156 787,935 — — 787,935
Short QQQ
®
........
26,209,501 — — 26,209,501 40,074,539 — — 40,074,539
Short Real Estate
....
467,172 — — 467,172 1,181,345 — — 1,181,345
Short Russell2000
....
6,196,641 — — 6,196,641 11,188,992 — — 11,188,992
Short S&P500
®
......
45,893,944 — — 45,893,944 66,963,227 — — 66,963,227
Short SmallCap600
...
201,199 — — 201,199 332,352 — — 332,352
Ultra 7-10 Year Treasury
840,323 — — 840,323 822,858 — — 822,858
Ultra 20+ Year Treasury
4,551,604 — — 4,551,604 3,809,205 — — 3,809,205
Ultra Communication
Services
..........
51,565 — — 51,565 11,477 — — 11,477
Ultra Consumer
Discretionary
......
154,164 — — 154,164 29,742 — — 29,742
Ultra Consumer Staples
170,039 — — 170,039 121,386 — — 121,386
Ultra Dow30
SM
.......
4,212,456 — — 4,212,456 4,777,878 — — 4,777,878
Ultra Energy
........
2,165,355 — — 2,165,355 2,774,268 — — 2,774,268
Ultra Financials
......
9,407,130 — — 9,407,130 4,029,867 — — 4,029,867
Ultra FTSE China 50
..
540,588 — — 540,588 297,039 — — 297,039
Ultra FTSE Europe
...
145,580 — — 145,580 94,305 — — 94,305
Ultra Health Care
....
1,147,857 — — 1,147,857 829,941 — — 829,941
Ultra High Yield
......
350,858 — — 350,858 383,052 — — 383,052
Ultra Industrials
......
213,045 — — 213,045 69,082 — — 69,082
Ultra Materials
......
481,544 — — 481,544 336,877 — — 336,877
Ultra MidCap400
.....
900,507 — — 900,507 732,700 — — 732,700
Ultra MSCI Brazil
Capped
..........
82,568 — — 82,568 135,929 — — 135,929
Ultra MSCI EAFE
.....
290,958 — — 290,958 182,012 — — 182,012
Ultra MSCI Emerging
Markets
..........
606,692 — — 606,692 496,781 — — 496,781
Ultra MSCI Japan
....
105,579 — — 105,579 147,167 — — 147,167
Ultra Nasdaq
Biotechnology
.....
985,096 — — 985,096 732,858 — — 732,858
Ultra Nasdaq Cloud
Computing
........
7,837 — — 7,837 3,168 — — 3,168

NOTES TO FINANCIAL STATEMENTS :: NOVEMBER 30, 2025 (UNAUDITED) :: 343
PROSHARES TRUST
Year Ended October 31, 2025
A
Year Ended October 31, 2024
A
Fund
A
Distributions
paid from
ordinary
income
A
Distributions
paid from
net long-
term capital
gains
A
Tax
return of
capital
A
Total
Distributions
A
Distributions
paid from
ordinary
income
A
Distributions
paid from
net long-
term capital
gains
A
Tax
return of
capital
A
Total
Distributions
A
Ultra Nasdaq
Cybersecurity
.....
$ 83,085 $ — $ — $ 83,085 $ 75,258 $ — $ — $ 75,258
Ultra QQQ
®
.........
18,329,271 — — 18,329,271 20,848,469 — — 20,848,469
Ultra QQQ Top 30
....
502 — — 502 — — — —
Ultra Real Estate
.....
1,314,485 — — 1,314,485 1,423,795 — — 1,423,795
Ultra Russell2000
....
4,139,441 — — 4,139,441 2,467,875 — — 2,467,875
Ultra S&P500
®
.......
49,935,027 — — 49,935,027 41,242,771 — — 41,242,771
Ultra S&P 500 Equal
Weight
...........
26,970 — — 26,970 — — — —
Ultra Semiconductors
.
5,532,060 — — 5,532,060 192,629 — — 192,629
Ultra SmallCap600
...
380,703 — — 380,703 441,127 — — 441,127
Ultra Technology
.....
2,397,778 — — 2,397,778 1,250,352 — — 1,250,352
Ultra QQQ Mega
.....
50,587 — — 50,587 — — — —
Ultra Utilities
........
349,294 — — 349,294 242,749 — — 242,749
UltraPro Dow30
SM
....
10,099,794 — — 10,099,794 6,941,405 — — 6,941,405
UltraPro MidCap400
..
360,348 — — 360,348 172,906 — — 172,906
UltraPro QQQ
®
......
252,468,939 — — 252,468,939 339,772,812 — — 339,772,812
UltraPro Russell2000
..
5,037,414 — — 5,037,414 3,447,879 — — 3,447,879
UltraPro S&P500
®
....
40,928,069 — — 40,928,069 33,225,740 — — 33,225,740
UltraPro Short 20+ Year
Treasury
..........
3,830,074 — — 3,830,074 3,862,137 — — 3,862,137
UltraPro Short Dow30
SM
12,663,329 — — 12,663,329 21,295,869 — — 21,295,869
UltraPro Short
MidCap400
.......
144,832 — — 144,832 111,095 — — 111,095
UltraPro Short QQQ
®
..
174,240,688 — — 174,240,688 220,663,185 — — 220,663,185
UltraPro Short
Russell2000
.......
4,460,076 — — 4,460,076 7,290,849 — — 7,290,849
UltraPro Short S&P500
®
29,343,729 — — 29,343,729 48,964,542 — — 48,964,542
UltraShort 7-10 Year
Treasury
..........
488,947 — — 488,947 677,660 — — 677,660
UltraShort 20+ Year
Treasury
..........
10,410,986 — — 10,410,986 18,175,481 — — 18,175,481
UltraShort Consumer
Discretionary
......
109,862 — — 109,862 75,265 — — 75,265
UltraShort Consumer
Staples
..........
24,705 — — 24,705 53,653 — — 53,653
UltraShort Dow30
SM
..
2,499,131 — — 2,499,131 3,568,888 — — 3,568,888
UltraShort Energy
....
589,606 — — 589,606 894,257 — — 894,257
UltraShort Financials
..
569,729 — — 569,729 905,932 — — 905,932
UltraShort FTSE China
50
..............
504,438 — — 504,438 455,677 — — 455,677
UltraShort FTSE Europe
765,910 — — 765,910 1,353,241 — — 1,353,241
UltraShort Health Care
44,381 — — 44,381 58,650 — — 58,650
UltraShort Industrials
.
61,433 — — 61,433 84,196 — — 84,196
UltraShort Materials
..
41,443 — — 41,443 64,397 — — 64,397
UltraShort MidCap400
56,702 — — 56,702 93,991 — — 93,991
UltraShort MSCI Brazil
Capped
..........
309,309 — — 309,309 347,235 — — 347,235
UltraShort MSCI EAFE
55,824 — — 55,824 41,483 — — 41,483
UltraShort MSCI
Emerging Markets
..
187,226 — — 187,226 229,858 — — 229,858
UltraShort MSCI Japan
180,861 — — 180,861 178,271 — — 178,271
UltraShort Nasdaq
Biotechnology
.....
116,923 — — 116,923 138,528 — — 138,528
UltraShort QQQ
®
.....
12,788,953 — — 12,788,953 20,269,578 — — 20,269,578
UltraShort Real Estate
.
1,089,971 — — 1,089,971 1,997,818 — — 1,997,818
UltraShort Russell2000
2,216,936 — — 2,216,936 3,320,271 — — 3,320,271
UltraShort S&P500
®
..
21,865,076 — — 21,865,076 39,916,309 — — 39,916,309
UltraShort
Semiconductors
....
533,182 — — 533,182 339,769 — — 339,769
UltraShort SmallCap600
76,324 — — 76,324 89,475 — — 89,475
UltraShort Technology
.
203,725 — — 203,725 202,241 — — 202,241
UltraShort QQQ Mega
.
27,304 — — 27,304 — — — —

344 :: NOVEMBER 30, 2025 (UNAUDITED) :: NOTES TO FINANCIAL STATEMENTS
PROSHARES TRUST
At October 31, 2025 (the Funds’ most recent tax year end), the components of accumulated earnings (deficit) on a tax basis were as follows:
Year Ended October 31, 2025
A
Year Ended October 31, 2024
A
Fund
A
Distributions
paid from
ordinary
income
A
Distributions
paid from
net long-
term capital
gains
A
Tax
return of
capital
A
Total
Distributions
A
Distributions
paid from
ordinary
income
A
Distributions
paid from
net long-
term capital
gains
A
Tax
return of
capital
A
Total
Distributions
A
UltraShort Utilities
....
$ 82,426 $ — $ — $ 82,426 $ 41,937 $ — $ — $ 41,937
Fund
A
Undistributed
Ordinary
Income
A
Undistributed
Long-Term
Capital Gain
A
Accumulated
Capital and
Other Losses
A
Unrealized
Appreciation/
(Depreciation)
A
Short 7-10 Year Treasury
............
$ 208,026 $ — $ — $ 114,444
Short 20+ Year Treasury
............
277,796 — (501,142,421) (814,203)
Short Dow30
SM
...................
541,609 — (583,214,492) (14,574,355)
Short Financials
..................
44,415 — (102,346,217) (2,316,623)
Short FTSE China 50
...............
14,799 — (11,935,824) (1,975,102)
Short High Yield
..................
285,404 — (90,479,680) (6,557,917)
Short MidCap400
.................
17,811 — (57,363,902) (726,310)
Short MSCI EAFE
.................
41,052 — (155,688,630) (3,324,074)
Short MSCI Emerging Markets
.......
43,842 — (196,094,605) (3,494,872)
Short QQQ
®
.....................
3,221,564 — (1,310,905,830) (224,320,759)
Short Real Estate
.................
42,871 — (41,573,614) (239,218)
Short Russell2000
.................
704,347 — (798,187,334) (33,142,563)
Short S&P500
®
...................
5,516,332 — (4,613,665,757) (247,763,891)
Short SmallCap600
................
20,646 — (43,486,046) (704,593)
Ultra 7-10 Year Treasury
............
94,973 — (135,692,256) (313,033)
Ultra 20+ Year Treasury
.............
436,763 — (55,295,435) (6,456,188)
Ultra Communication Services
.......
42,969 — — 1,062,633
Ultra Consumer Discretionary
........
15,476 — (4,956,045) (1,178,811)
Ultra Consumer Staples
............
25,505 — (2,091,959) (2,298,976)
Ultra Dow30
SM
....................
117,524 — — 72,314,225
Ultra Energy
.....................
35,764 — (28,352,785) (3,790,686)
Ultra Financials
...................
163,003,683 — — 172,490,235
Ultra FTSE China 50
...............
55,260 — (19,126,977) 2,797,346
Ultra FTSE Europe
................
23,500 154,136 — 1,828,218
Ultra Health Care
.................
115,162 — (23,704,575) (5,721,899)
Ultra High Yield
...................
24,836 — (1,494,602) (1,960,475)
Ultra Industrials
...................
9,437 — (2,392,581) 5,099,738
Ultra Materials
...................
27,780 — (12,489,728) (3,653,718)
Ultra MidCap400
..................
143,156 — (119,826,159) 55,994
Ultra MSCI Brazil Capped
...........
7,396 — (15,097,492) 663,753
Ultra MSCI EAFE
..................
60,238 — (4,853,516) 3,524,096
Ultra MSCI Emerging Markets
........
70,241 — (25,338,521) 9,024,612
Ultra MSCI Japan
.................
2,447 — (1,736,496) 2,036,243
Ultra Nasdaq Biotechnology
.........
98,219 — (159,854,872) 975,015
Ultra Nasdaq Cloud Computing
.......
3,293 — (1,157,248) 266,047
Ultra Nasdaq Cybersecurity
..........
12,668 — (169,774) 1,276,513
Ultra QQQ
®
......................
— — — 3,171,988,786
Ultra QQQ Mega
..................
30,034 — — 7,792,925
Ultra QQQ Top 30
.................
7,550 — — 1,439,532
Ultra Real Estate
..................
127,802 — (30,500,225) (8,486,788)
Ultra Russell2000
.................
595,090 — (167,317,458) 62,874,395
Ultra S&P500
®
....................
3,020,144 — — 1,281,585,573
Ultra S&P 500 Equal Weight
.........
38,564 — (261,826) (230,964)
Ultra Semiconductors
..............
— — — 896,600,814
Ultra SmallCap600
................
30,639 — (9,046,350) 794,315
Ultra Technology
..................
— — — 401,625,337
Ultra Utilities
.....................
4,375 — (2,977,366) 4,435,183
UltraPro Dow30
SM
.................
640,808 — — 86,190,134
UltraPro MidCap400
...............
28,383 — (2,325,681) 712,519
UltraPro QQQ
®
...................
7,502,480 — — 11,738,217,288
UltraPro Russell2000
...............
660,974 — (124,930,762) 90,755,315
UltraPro S&P500
®
.................
3,008,460 — — 1,427,658,327

NOTES TO FINANCIAL STATEMENTS :: NOVEMBER 30, 2025 (UNAUDITED) :: 345
PROSHARES TRUST
Temporary differences are generally due to differing book and tax treatments for the timing of the recognition of gains and losses on certain investment transactions and the timing and the deductibility of certain expenses. Permanent differences, primarily due to gain (loss) on in-kind redemptions, reclassification on sale of derivatives, designation of taxable distributions in excess, utilization of earnings and profits distributed to the shareholders on redemption of shares and nondeductible expenses, resulted in reclassifications as of October 31, 2025 (the Funds’ most recent tax year end), among the Funds’ components of net assets.
As of October 31, 2025 (the Funds’ most recent tax year end), the Funds had capital loss carry forwards (“CLCFs”) available to offset future realized gains, if any, to the extent provided for by regulations and to thereby reduce the amount of future taxable capital gain distributions. Under current tax law, CLCFs retain their character as either short-term or long-term capital losses, and are not subject to expiration.
At October 31, 2025 (the Funds’ most recent tax year end), the following Funds had available CLCFs:
Fund
A
Undistributed
Ordinary
Income
A
Undistributed
Long-Term
Capital Gain
A
Accumulated
Capital and
Other Losses
A
Unrealized
Appreciation/
(Depreciation)
A
UltraPro Short 20+ Year Treasury
......
$ 4,119,445 $ 27,606 $ — $ 2,197,514
UltraPro Short Dow30
SM
............
1,278,450 — (1,794,050,162) (91,795,290)
UltraPro Short MidCap400
..........
12,071 — (60,862,934) (635,426)
UltraPro Short QQQ
®
...............
27,683,107 — (10,576,137,539) (2,831,412,511)
UltraPro Short Russell2000
..........
688,578 — (640,807,618) (68,956,292)
UltraPro Short S&P500
®
............
4,141,565 — (4,998,577,394) (406,208,135)
UltraShort 7-10 Year Treasury
........
50,883 — (116,698,352) (848,838)
UltraShort 20+ Year Treasury
.........
1,076,147 — (4,677,606,961) (3,154,936)
UltraShort Consumer Discretionary
....
17,177 — (20,197,578) (1,024,630)
UltraShort Consumer Staples
........
2,857 — (9,634,419) 67,924
UltraShort Dow30
SM
...............
240,886 — (765,197,221) (12,738,517)
UltraShort Energy
.................
60,418 — (126,054,282) (5,375)
UltraShort Financials
...............
62,880 — (513,531,925) (5,548,816)
UltraShort FTSE China 50
...........
29,659 — (255,667,766) (5,868,881)
UltraShort FTSE Europe
............
85,790 — (282,942,757) (6,970,272)
UltraShort Health Care
.............
3,250 — (12,268,259) 117,903
UltraShort Industrials
..............
8,067 — (22,702,596) (477,532)
UltraShort Materials
...............
3,564 — (86,342,432) (75,251)
UltraShort MidCap400
.............
6,676 — (55,641,875) (589,201)
UltraShort MSCI Brazil Capped
.......
31,518 — (94,421,024) (5,854,448)
UltraShort MSCI EAFE
.............
6,419 — (24,216,631) (822,658)
UltraShort MSCI Emerging Markets
....
20,667 — (167,255,285) (2,752,282)
UltraShort MSCI Japan
.............
26,824 — (29,138,249) (2,823,045)
UltraShort Nasdaq Biotechnology
.....
13,589 — (75,444,569) (759,516)
UltraShort QQQ
®
..................
2,109,119 — (1,941,960,261) (189,191,780)
UltraShort QQQ Mega
..............
15,006 — (1,129,863) (556,414)
UltraShort Real Estate
..............
88,942 — (249,811,122) (1,479,007)
UltraShort Russell2000
.............
240,013 — (768,262,495) (23,897,834)
UltraShort S&P500
®
...............
2,771,196 — (5,647,136,856) (207,720,737)
UltraShort Semiconductors
..........
129,370 — (69,327,980) (14,989,399)
UltraShort SmallCap600
............
10,440 — (31,648,670) (962,933)
UltraShort Technology
..............
27,084 — (34,601,849) (3,833,514)
UltraShort Utilities
.................
20,504 — (12,153,769) (948,990)
No Expiration Date
A
Short 20+ Year Treasury
........................................................................
$ 501,142,421
Short Dow30
SM
...............................................................................
583,214,492
Short Financials
..............................................................................
102,346,217
Short FTSE China 50
...........................................................................
11,935,824
Short High Yield
..............................................................................
90,479,680
Short MidCap400
.............................................................................
57,363,902
Short MSCI EAFE
.............................................................................
155,688,630
Short MSCI Emerging Markets
...................................................................
196,094,605
Short QQQ
®
.................................................................................
1,310,905,830
Short Real Estate
.............................................................................
41,573,614
Short Russell2000
.............................................................................
798,187,334
Short S&P500
®
...............................................................................
4,613,665,757

346 :: NOVEMBER 30, 2025 (UNAUDITED) :: NOTES TO FINANCIAL STATEMENTS
PROSHARES TRUST
No Expiration Date
A
Short SmallCap600
............................................................................
$ 43,486,046
Ultra 7-10 Year Treasury
........................................................................
135,692,256
Ultra 20+ Year Treasury
.........................................................................
55,295,435
Ultra Consumer Discretionary
....................................................................
4,956,045
Ultra Consumer Staples
........................................................................
2,091,959
Ultra Energy
.................................................................................
28,352,785
Ultra FTSE China 50
...........................................................................
19,126,977
Ultra Health Care
.............................................................................
23,704,575
Ultra High Yield
...............................................................................
1,494,602
Ultra Industrials
...............................................................................
2,392,581
Ultra Materials
...............................................................................
12,489,728
Ultra MidCap400
..............................................................................
119,826,159
Ultra MSCI Brazil Capped
.......................................................................
15,097,492
Ultra MSCI EAFE
..............................................................................
4,853,516
Ultra MSCI Emerging Markets
....................................................................
25,338,521
Ultra MSCI Japan
.............................................................................
1,736,496
Ultra Nasdaq Biotechnology
.....................................................................
159,854,872
Ultra Nasdaq Cloud Computing
...................................................................
1,157,248
Ultra Nasdaq Cybersecurity
......................................................................
169,774
Ultra Real Estate
..............................................................................
30,500,225
Ultra Russell2000
.............................................................................
167,317,458
Ultra S&P 500 Equal Weight
.....................................................................
261,826
Ultra SmallCap600
............................................................................
9,046,350
Ultra Utilities
.................................................................................
2,977,366
UltraPro MidCap400
...........................................................................
2,325,681
UltraPro Russell2000
...........................................................................
124,930,762
UltraPro Short Dow30
SM
........................................................................
1,794,050,162
UltraPro Short MidCap400
......................................................................
60,862,934
UltraPro Short QQQ
®
...........................................................................
10,576,137,539
UltraPro Short Russell2000
......................................................................
640,807,618
UltraPro Short S&P500
®
........................................................................
4,998,577,394
UltraShort 7-10 Year Treasury
....................................................................
116,698,352
UltraShort 20+ Year Treasury
.....................................................................
4,677,606,961
UltraShort Consumer Discretionary
................................................................
20,197,578
UltraShort Consumer Staples
....................................................................
9,634,419
UltraShort Dow30
SM
...........................................................................
765,197,221
UltraShort Energy
.............................................................................
126,054,282
UltraShort Financials
...........................................................................
513,531,925
UltraShort FTSE China 50
.......................................................................
255,667,766
UltraShort FTSE Europe
........................................................................
282,942,757
UltraShort Health Care
.........................................................................
12,268,259
UltraShort Industrials
..........................................................................
22,702,596
UltraShort Materials
...........................................................................
86,342,432
UltraShort MidCap400
.........................................................................
55,641,875
UltraShort MSCI Brazil Capped
...................................................................
94,421,024
UltraShort MSCI EAFE
.........................................................................
24,216,631
UltraShort MSCI Emerging Markets
................................................................
167,255,285
UltraShort MSCI Japan
.........................................................................
29,138,249
UltraShort Nasdaq Biotechnology
.................................................................
75,444,569
UltraShort QQQ
®
..............................................................................
1,941,960,261
UltraShort QQQ Mega
..........................................................................
1,129,863
UltraShort Real Estate
..........................................................................
249,811,122
UltraShort Russell2000
.........................................................................
768,262,495
UltraShort S&P500
®
...........................................................................
5,647,136,856

NOTES TO FINANCIAL STATEMENTS :: NOVEMBER 30, 2025 (UNAUDITED) :: 347
PROSHARES TRUST
At October 31, 2025 (the Funds’ most recent tax year end), the following Funds utilized CLCFs and/or elected to defer late-year ordinary losses to November 1, 2025:
3. Investment Transactions, Income and Expense Allocations
Throughout the reporting period, investment transactions are generally accounted for no later than one business day following the trade date. For financial reporting purposes, investment transactions on the last business day of the reporting period are accounted for on the trade date.
Interest income is recognized on an accrual basis and includes, where applicable, the amortization of premium or discount. Div-
idend income is recorded on the ex-dividend date except for certain foreign dividends that may be recorded as soon as such in-
formation becomes available. Non-cash dividend income received in the form of securities in-lieu of cash are recorded at the fair value of the securities received. Gains or losses realized on sales of securities are determined using the specific identification method by comparing the identified cost of the security lot sold with the net sales proceeds.
Expenses directly attributable to a Fund are charged to that Fund, while expenses which are attributable to more than one Fund or jointly with an affiliate, are allocated among the respective Funds and/or affiliates based upon relative net assets or another reasonable basis.
4. Advisory and Management Service Fees and Transactions with Affiliates
The Advisor serves as the investment adviser to each Fund pursuant to an Investment Advisory Agreement. For its investment advisory services, each Fund pays the Advisor a monthly fee, accrued daily at an annualized rate based on its average daily net assets. Pursuant to a separate Management Services Agreement, the Advisor performs certain administrative services on behalf of the Funds, such as negotiating, coordinating and implementing the Trust’s contractual obligations with the Funds’ service providers; monitoring, overseeing and reviewing the performance of such service providers to ensure adherence to applicable
No Expiration Date
A
UltraShort Semiconductors
......................................................................
$ 69,327,980
UltraShort SmallCap600
........................................................................
31,648,670
UltraShort Technology
..........................................................................
34,601,849
UltraShort Utilities
.............................................................................
12,153,769
Fund
A
Capital Loss
Utilized
A
Ordinary Late Year
Loss Deferrals
A
Short 20+ Year Treasury
...........................................................
$ 360,244 $ —
Short MidCap400
................................................................
5,370 —
Ultra 7-10 Year Treasury
...........................................................
5,974 —
Ultra 20+ Year Treasury
............................................................
13,471 —
Ultra Communication Services
......................................................
811,085 —
Ultra Consumer Discretionary
.......................................................
5,166,311 —
Ultra Consumer Staples
...........................................................
527,753 —
Ultra Dow30
SM
...................................................................
19,305,932 —
Ultra Financials
..................................................................
34,185,099 —
Ultra FTSE Europe
...............................................................
2,290 —
Ultra Health Care
................................................................
7,640,190 —
Ultra High Yield
..................................................................
1,781,896 —
Ultra Industrials
..................................................................
6,316,826 —
Ultra Materials
..................................................................
2,210,201 —
Ultra MidCap400
.................................................................
20,060,111 —
Ultra MSCI EAFE
.................................................................
2,266,697 —
Ultra MSCI Japan
................................................................
201,636 —
Ultra Nasdaq Biotechnology
........................................................
630,286 —
Ultra Nasdaq Cloud Computing
......................................................
307,930 —
Ultra Nasdaq Cybersecurity
.........................................................
796,258 —
Ultra Real Estate
.................................................................
5,643,718 —
Ultra SmallCap600
...............................................................
370,111 —
Ultra Utilities
....................................................................
825,945 —
UltraPro Dow30
SM
................................................................
54,104,154 —
UltraPro Russell2000
..............................................................
25,562,903 —
UltraShort 7-10 Year Treasury
.......................................................
2,149,128 —
UltraShort 20+ Year Treasury
........................................................
145,634 —
UltraShort SmallCap600
...........................................................
303,989 —
UltraShort Utilities
................................................................
34,891 —

348 :: NOVEMBER 30, 2025 (UNAUDITED) :: NOTES TO FINANCIAL STATEMENTS
PROSHARES TRUST
contractual obligations; and preparing or coordinating reports and presentations to the Board of Trustees with respect to such service providers. For these and other services, each Fund pays the Advisor monthly management services fees, accrued daily at an annualized rate based on its average daily net assets.
The Advisor has contractually agreed to waive advisory and management services fees, and if necessary, reimburse certain other expenses, in order to limit the annual operating expenses of each Fund. These expense limitations remain in effect until the dates specified in the table below, after which they may be terminated or revised.
For the period ended November 30, 2025, advisory and management services fees, waivers, reimbursements, and expense limita-
tions were as follows:
Fund
A
Investment
Advisory
Fee Rate
*
A
Management
Services Fee
Rate
A
Advisory Fees
Waived
A
Management
Services Fees
Waived
A
Expense
Reimbursements
A
Expense
Limitation
A
Expense Limitation
Effective Through
A
Short 7-10 Year Treasury
...
0.75% 0.10% $ 35,126 $ — $ — 0.95 % September 30, 2026
Short 20+ Year Treasury
....
0.75 0.10 21,701 — — 0.95 September 30, 2026
Short Dow30
SM
...........
0.75 0.10 35,792 — — 0.95 September 30, 2026
Short Financials
..........
0.75 0.10 33,083 4,411 84 0.95 September 30, 2026
Short FTSE China 50
......
0.75 0.10 11,439 1,525 29,958 0.95 September 30, 2026
Short High Yield
..........
0.75 0.10 44,532 — — 0.95 September 30, 2026
Short MidCap400
.........
0.75 0.10 16,501 2,200 19,839 0.95 September 30, 2026
Short MSCI EAFE
.........
0.75 0.10 31,353 4,180 6,467 0.95 September 30, 2026
Short MSCI Emerging Markets 0.75 0.10 37,858 5,048 870 0.95 September 30, 2026
Short QQQ
®
.............
0.75 0.10 128,697 — — 0.95 September 30, 2026
Short Real Estate
.........
0.75 0.10 37,075 — — 0.95 September 30, 2026
Short Russell2000
........
0.75 0.10 79,413 — — 0.95 September 30, 2026
Short S&P500
®
...........
0.75 0.10 — — — 0.95 September 30, 2026
Short SmallCap600
.......
0.75 0.10 17,900 2,387 17,178 0.95 September 30, 2026
Ultra 7-10 Year Treasury
....
0.75 0.10 30,533 — — 0.95 September 30, 2026
Ultra 20+ Year Treasury
....
0.75 0.10 10,601 — — 0.95 September 30, 2026
Ultra Communication Services 0.75 0.10 53,034 — — 0.95 September 30, 2026
Ultra Consumer Discretionary 0.75 0.10 55,085 — — 0.95 September 30, 2026
Ultra Consumer Staples
....
0.75 0.10 33,812 4,508 16,237 0.95 September 30, 2026
Ultra Dow30
SM
...........
0.75 0.10 24,434 — — 0.95 September 30, 2026
Ultra Energy
.............
0.75 0.10 57,710 — — 0.95 September 30, 2026
Ultra Financials
..........
0.75 0.10 — — — 0.95 September 30, 2026
Ultra FTSE China 50
.......
0.75 0.10 45,651 — — 0.95 September 30, 2026
Ultra FTSE Europe
........
0.75 0.10 34,970 4,663 4,446 0.95 September 30, 2026
Ultra Health Care
.........
0.75 0.10 51,229 — — 0.95 September 30, 2026
Ultra High Yield
..........
0.75 0.10 37,852 5,047 2,878 0.95 September 30, 2026
Ultra Industrials
..........
0.75 0.10 52,881 — — 0.95 September 30, 2026
Ultra Materials
...........
0.75 0.10 54,038 — — 0.95 September 30, 2026
Ultra MidCap400
.........
0.75 0.10 28,823 — — 0.95 September 30, 2026
Ultra MSCI Brazil Capped
..
0.75 0.10 10,065 1,342 30,991 0.95 September 30, 2026
Ultra MSCI EAFE
.........
0.75 0.10 38,770 — — 0.95 September 30, 2026
Ultra MSCI Emerging Markets 0.75 0.10 37,935 — — 0.95 September 30, 2026
Ultra MSCI Japan
.........
0.75 0.10 27,444 3,659 31,016 0.95 September 30, 2026
Ultra Nasdaq Biotechnology
.
0.75 0.10 85,008 — — 0.95 September 30, 2026
Ultra Nasdaq Cloud Computing 0.75 0.10 9,528 1,271 44,407 0.95 September 30, 2026
Ultra Nasdaq Cybersecurity
.
0.75 0.10 18,347 2,446 19,844 0.95 September 30, 2026
Ultra QQQ
®
*
.............
0.75 0.10 3,097,837 — — 0.95 September 30, 2026
Ultra QQQ Mega
.........
0.75 0.10 31,764 — — 0.95 September 30, 2026
Ultra QQQ Top 30
........
0.75 0.10 18,909 639 — 0.95 September 30, 2026
Ultra Real Estate
.........
0.75 0.10 50,465 — — 0.95 September 30, 2026
Ultra Russell2000
.........
0.75 0.10 144,223 — — 0.95 September 30, 2026
Ultra S&P500
®
*
..........
0.75 0.10 1,142,077 — — 0.95 September 30, 2026
Ultra S&P 500 Equal Weight
.
0.75 0.10 22,542 — — 0.95 September 30, 2026

NOTES TO FINANCIAL STATEMENTS :: NOVEMBER 30, 2025 (UNAUDITED) :: 349
PROSHARES TRUST
Fund
A
Investment
Advisory
Fee Rate
*
A
Management
Services Fee
Rate
A
Advisory Fees
Waived
A
Management
Services Fees
Waived
A
Expense
Reimbursements
A
Expense
Limitation
A
Expense Limitation
Effective Through
A
Ultra Semiconductors
.....
0.75% 0.10% $ — $ — $ — 0.95 % September 30, 2026
Ultra SmallCap600
........
0.75 0.10 55,552 — — 0.95 September 30, 2026
Ultra Technology
.........
0.75 0.10 — — — 0.95 September 30, 2026
Ultra Utilities
............
0.75 0.10 53,502 — — 0.95 September 30, 2026
UltraPro Dow30
SM
........
0.75 0.10 — — — 0.95 September 30, 2026
UltraPro MidCap400
......
0.75 0.10 73,461 — — 0.95 September 30, 2026
UltraPro QQQ
®
*
..........
0.75 0.10 21,038,895 — — 0.95 September 30, 2026
UltraPro Russell2000
......
0.75 0.10 218,036 — — 0.95 September 30, 2026
UltraPro S&P500
®
*
........
0.75 0.10 126,739 — — 0.95 September 30, 2026
UltraPro Short 20+ Year
Treasury
..............
0.75 0.10 31,700 — — 0.95 September 30, 2026
UltraPro Short Dow30
SM
....
0.75 0.10 38,301 — — 0.95 September 30, 2026
UltraPro Short MidCap400
..
0.75 0.10 10,070 1,343 28,234 0.95 September 30, 2026
UltraPro Short QQQ
®
......
0.75 0.10 425,391 — — 0.95 September 30, 2026
UltraPro Short Russell2000
.
0.75 0.10 65,723 — — 0.95 September 30, 2026
UltraPro Short S&P500
®
....
0.75 0.10 — — — 0.95 September 30, 2026
UltraShort 7-10 Year Treasury 0.75 0.10 35,223 — — 0.95 September 30, 2026
UltraShort 20+ Year Treasury 0.75 0.10 — — — 0.95 September 30, 2026
UltraShort Consumer
Discretionary
...........
0.75 0.10 9,793 1,306 26,066 0.95 September 30, 2026
UltraShort Consumer Staples 0.75 0.10 2,796 373 34,389 0.95 September 30, 2026
UltraShort Dow30
SM
.......
0.75 0.10 39,408 — — 0.95 September 30, 2026
UltraShort Energy
.........
0.75 0.10 35,548 — — 0.95 September 30, 2026
UltraShort Financials
......
0.75 0.10 37,548 — — 0.95 September 30, 2026
UltraShort FTSE China 50
..
0.75 0.10 23,161 3,088 19,492 0.95 September 30, 2026
UltraShort FTSE Europe
....
0.75 0.10 40,152 — — 0.95 September 30, 2026
UltraShort Health Care
.....
0.75 0.10 5,562 742 31,170 0.95 September 30, 2026
UltraShort Industrials
......
0.75 0.10 4,346 579 32,828 0.95 September 30, 2026
UltraShort Materials
.......
0.75 0.10 2,889 385 34,644 0.95 September 30, 2026
UltraShort MidCap400
.....
0.75 0.10 4,158 555 33,902 0.95 September 30, 2026
UltraShort MSCI Brazil Capped 0.75 0.10 24,069 3,209 16,292 0.95 September 30, 2026
UltraShort MSCI EAFE
.....
0.75 0.10 3,972 530 37,290 0.95 September 30, 2026
UltraShort MSCI Emerging
Markets
..............
0.75 0.10 13,706 1,827 26,620 0.95 September 30, 2026
UltraShort MSCI Japan
....
0.75 0.10 20,588 2,745 17,689 0.95 September 30, 2026
UltraShort Nasdaq
Biotechnology
..........
0.75 0.10 9,562 1,275 26,891 0.95 September 30, 2026
UltraShort QQQ
®
.........
0.75 0.10 97,192 — — 0.95 September 30, 2026
UltraShort QQQ Mega
.....
0.75 0.10 11,531 1,537 8,676 0.95 September 30, 2026
UltraShort Real Estate
.....
0.75 0.10 36,236 — — 0.95 September 30, 2026
UltraShort Russell2000
.....
0.75 0.10 50,559 — — 0.95 September 30, 2026
UltraShort S&P500
®
.......
0.75 0.10 — — — 0.95 September 30, 2026
UltraShort Semiconductors
.
0.75 0.10 34,953 — — 0.95 September 30, 2026
UltraShort SmallCap600
....
0.75 0.10 6,926 923 30,684 0.95 September 30, 2026
UltraShort Technology
.....
0.75 0.10 13,279 1,771 22,291 0.95 September 30, 2026
UltraShort Utilities
........
0.75 0.10 13,359 1,781 21,748 0.95 September 30, 2026

350 :: NOVEMBER 30, 2025 (UNAUDITED) :: NOTES TO FINANCIAL STATEMENTS
PROSHARES TRUST
For each Fund, amounts waived or reimbursed by the Advisor may be recouped by the Advisor within five years of the end of the applicable contractual period to the extent that such recoupments would not cause a Fund’s annualized operating expenses to exceed the lesser of (1) the expense limitation in effect at the time of waiver, and (2) the expense limitation in effect at the time of recoupment. Any amounts recouped by the Advisor during the period are reflected in the Statements of Operations as “Recoup-
ment of prior expenses waived and/or reimbursed by Advisor." As of November 30, 2025, no commitment or contingent liability is expected. The amounts eligible for recoupment and the date of expiration are as follows:
* Funds that reduce the annualized advisory fee rate subject to the following breakpoints: 0.75% of the first $4.0 billion of average daily net assets of the Fund, 0.70% of the next $1.5 billion, 0.65% of the next $1.5 billion, 0.60% of the next $1.5 billion and 0.55% of average daily net assets of the Fund over $8.5 billion. To the extent that a Fund achieves an asset breakpoint, the Advisor will waive fees in order to match the corresponding reduction in the tiered advisory fee limit. Any such waivers are reflected as a component of “Expenses waived and/or reimbursed by Advisor” on the Statements of Operations, and are not subject to subsequent recoupment by the Advisor. During the period ended November 30, 2025, advisory fees of $3,097,837 were waived for Ultra QQQ pursuant to this agreement, resulting in a net advisory fee of 0.68%. During the period ended November 30, 2025, advisory fees of $126,739 were waived for UltraPro S&P 500 pursuant to this agreement, resulting in a net advisory fee of 0.74%. During the period ended November 30, 2025, advisory fees of $1,142,077 were waived for Ultra S&P 500 pursuant to this agreement, resulting in a net advisory fee of 0.72%. During the period ended November 30, 2025, advisory fees of $21,038,895 were waived for UltraPro QQQ pursuant to this agreement, resulting in a net advisory fee of 0.59%.
Expires September 30,
Fund 2026 2027 2028 2029 2030 2031
Total Amount
Eligible for
Recoupment
Short 7-10 Year Treasury
.........
$ 39,494 $ 4,634 $ 54,992 $ 61,990 $ 69,459 $ 11,780 $ 242,349
Short 20+ Year Treasury
.........
— — 5 13,497 38,268 8,066 59,836
Short Dow30
SM
................
71,179 — 43,509 33,942 63,178 11,644 223,452
Short Financials
...............
67,738 63,344 62,972 73,472 73,877 12,514 353,917
Short FTSE China 50
............
69,478 89,557 86,187 93,347 85,447 13,445 437,461
Short High Yield
...............
73,328 63,664 95,987 86,827 92,144 15,567 427,517
Short MidCap400
..............
64,925 62,578 65,389 71,650 76,000 13,005 353,547
Short MSCI EAFE
..............
77,986 70,867 82,669 92,907 84,837 12,646 421,912
Short MSCI Emerging Markets
....
73,663 81,886 101,785 86,204 94,729 12,869 451,136
Short QQQ
®
..................
296,075 403,339 637,777 296,330 266,672 42,396 1,942,589
Short Real Estate
..............
72,237 63,254 71,901 71,827 71,054 12,372 362,645
Short Russell2000
..............
231,769 181,302 266,119 167,847 143,566 23,498 1,014,101
Short SmallCap600
.............
69,001 66,777 61,201 70,441 74,624 12,495 354,539
Ultra 7-10 Year Treasury
.........
91,778 89,206 55,323 62,064 63,988 9,844 372,203
Ultra 20+ Year Treasury
..........
86,760 78,895 38,163 25,413 24,260 4,117 257,608
Ultra Communication Services
....
108,243 111,291 113,719 106,171 107,680 17,535 564,639
Ultra Consumer Discretionary
.....
117,859 106,903 104,262 104,092 108,859 18,713 560,688
Ultra Consumer Staples
.........
108,679 122,716 110,620 104,418 114,470 17,320 578,223
Ultra Dow30
SM
.................
44,099 23,810 49,729 23,470 40,135 6,567 187,810
Ultra Energy
..................
103,663 92,512 106,280 104,753 118,011 19,445 544,664
Ultra FTSE China 50
............
79,216 98,616 88,847 90,234 94,990 14,326 466,229
Ultra FTSE Europe
.............
91,549 83,233 78,643 94,495 96,879 13,699 458,498
Ultra Health Care
..............
94,412 121,233 120,036 77,254 100,370 16,762 530,067
Ultra High Yield
................
127,422 44,669 63,981 97,407 90,341 15,070 438,890
Ultra Industrials
................
143,038 104,318 116,750 96,660 103,787 17,859 582,412
Ultra Materials
................
92,884 110,973 100,812 101,145 110,563 18,181 534,558
Ultra MidCap400
...............
153,030 85,292 93,264 75,962 73,242 5,036 485,826
Ultra MSCI Brazil Capped
........
73,357 94,920 79,758 92,201 98,193 11,123 449,552
Ultra MSCI EAFE
...............
61,981 97,732 77,284 85,499 87,024 11,765 421,285
Ultra MSCI Emerging Markets
.....
74,970 82,325 75,443 92,292 88,127 10,127 423,284
Ultra MSCI Japan
..............
76,205 108,148 167,664 92,057 127,662 20,874 592,610
Ultra Nasdaq Biotechnology
......
310,901 235,559 201,238 172,178 158,769 29,651 1,108,296
Ultra Nasdaq Cloud Computing
....
40,946 84,500 104,680 119,345 111,356 17,949 478,776
Ultra Nasdaq Cybersecurity
.......
39,101 61,997 62,222 87,856 78,792 14,320 344,288
Ultra QQQ
®
...................
— — 520,852 21,803 — — 542,655
Ultra QQQ Mega
...............
— — — — 19,470 12,294 31,764
Ultra QQQ Top 30
..............
— — — — 7,857 11,691 19,548
Ultra Real Estate
...............
99,269 114,980 101,822 86,977 101,575 16,938 521,561
Ultra Russell2000
..............
1,190,983 1,132,650 76,452 245,115 472,747 19,577 3,137,524
Ultra S&P 500 Equal Weight
.......
— — — — 7,350 15,192 22,542
Ultra Semiconductors
...........
— — 97,204 — — — 97,204
Ultra SmallCap600
.............
105,717 151,135 120,084 150,172 137,038 12,707 676,853
Ultra Utilities
..................
137,989 86,840 112,177 98,467 107,853 17,748 561,074
UltraPro Dow30
SM
..............
— — — — — 1,574 1,574
UltraPro MidCap400
............
108,219 208,021 129,805 167,232 147,314 23,605 784,196
UltraPro Russell2000
............
1,251,635 1,165,426 88,500 644,298 472,903 41,511 3,664,273
UltraPro Short 20+ Year Treasury
...
— — 69 48,941 58,001 10,989 118,000
UltraPro Short Dow30
SM
.........
100,679 — — — 55,370 12,225 168,274

NOTES TO FINANCIAL STATEMENTS :: NOVEMBER 30, 2025 (UNAUDITED) :: 351
PROSHARES TRUST
Employees of the Advisor serve in the roles of Interested Trustee, President, Chief Legal Officer and Secretary of the Trust. These
individuals receive no compensation directly from the Trust. Another employee of the Advisor serves as Chief Compliance Officer and Anti-Money Laundering Officer. This individual’s related compensation, along with the compensation of staff who administer the Funds’ compliance program, and certain other expenses are reimbursed to the Advisor by the Funds and are reflected on the
Statements of Operations as “Compliance services fees."
5. Administration Fees
JPMorgan Chase Bank, N.A. acts as the Trust’s administrator (the “Administrator”). The Administrator provides certain admin-
istrative services to the Funds, including fund accounting, fund administration and certain compliance services, pursuant to a
Fund Services Agreement. For these services, each Fund shall pay the Administrator monthly, a fee accrued daily and based on average net assets. Each Fund may also reimburse the Administrator for such out-of-pocket expenses as incurred by the Adminis-
trator in the performance of its duties. Such fees are reflected on the Statements of Operations as “Administration Fees.” Certain
employees of the Administrator are also officers of the Trust.
6. Custodian Fees
JPMorgan Chase Bank, N.A. acts as custodian for the Funds in accordance with a Custody Agreement. The custodian holds cash, securities and other assets of the Funds as required by the 1940 Act. Custodian fees are payable monthly based on assets held in custody, investment purchases and sales activity and account maintenance fees, plus reimbursement for certain out-of-pocket expenses. Such fees are reflected on the Statements of Operations as “Custodian Fees.”
7. Listing, Data and Related Fees
The Funds may incur costs relating to their initial and ongoing listing on an exchange and for the calculation and dissemination of Indicative Optimized Portfolio Values (IOPVs). Additionally, a Fund may enter into a license agreement for the right to use an
Index and the related Trade Mark(s) and to receive data related to the index from the index provider. The portion of such costs attributed to each Fund is reflected on the Statements of Operations as “Listing, Data and related fees."
Expires September 30,
Fund 2026 2027 2028 2029 2030 2031
Total Amount
Eligible for
Recoupment
UltraPro Short MidCap400
.......
$ 73,860 $ 71,947 $ 68,028 $ 74,857 $ 78,710 $ 13,286 $ 380,688
UltraPro Short QQQ
®
............
705,136 750,180 1,375,086 998,462 905,896 125,734 4,860,494
UltraPro Short Russell2000
.......
160,458 136,242 152,656 131,566 122,418 19,775 723,115
UltraShort 7-10 Year Treasury
.....
46,329 27,548 50,469 61,826 68,515 11,927 266,614
UltraShort Consumer Discretionary
.
69,905 73,284 68,410 73,153 75,704 12,314 372,770
UltraShort Consumer Staples
.....
68,984 77,931 69,201 70,866 75,185 12,559 374,726
UltraShort Dow30
SM
............
79,732 51,568 70,454 56,685 74,419 13,094 345,952
UltraShort Energy
..............
64,443 72,145 64,701 65,770 71,633 11,923 350,615
UltraShort Financials
............
71,867 68,883 71,736 70,600 75,649 12,480 371,215
UltraShort FTSE China 50
........
74,667 96,597 92,984 96,859 92,803 14,107 468,017
UltraShort FTSE Europe
.........
66,885 79,728 75,212 74,354 83,423 12,649 392,251
UltraShort Health Care
..........
68,004 77,760 68,343 71,096 74,876 12,582 372,661
UltraShort Industrials
...........
68,882 79,531 68,892 70,889 75,138 12,668 376,000
UltraShort Materials
............
68,121 69,860 70,069 75,223 76,836 12,640 372,749
UltraShort MidCap400
..........
72,191 73,814 72,817 76,311 76,887 12,940 384,960
UltraShort MSCI Brazil Capped
....
70,621 96,983 74,762 87,100 94,363 13,045 436,874
UltraShort MSCI EAFE
..........
68,132 89,336 77,083 86,991 86,313 12,886 420,741
UltraShort MSCI Emerging Markets
.
69,189 88,250 75,105 87,644 85,601 13,034 418,823
UltraShort MSCI Japan
..........
68,340 89,339 73,615 82,953 88,469 12,672 415,388
UltraShort Nasdaq Biotechnology
..
67,920 74,186 67,539 69,158 75,406 12,640 366,849
UltraShort QQQ
®
...............
185,861 218,077 308,243 222,646 185,577 32,488 1,152,892
UltraShort QQQ Mega
...........
— — — — 14,768 6,976 21,744
UltraShort Real Estate
...........
74,474 71,701 71,012 65,073 70,954 12,091 365,305
UltraShort Russell2000
..........
123,449 117,432 126,649 106,599 101,397 15,979 591,505
UltraShort Semiconductors
.......
69,723 68,978 69,624 72,857 75,469 11,631 368,282
UltraShort SmallCap600
.........
71,020 70,968 70,218 73,600 76,832 12,902 375,540
UltraShort Technology
...........
68,752 73,598 67,410 73,049 75,201 12,483 370,493
UltraShort Utilities
..............
67,517 69,824 69,228 72,937 75,830 12,256 367,592

352 :: NOVEMBER 30, 2025 (UNAUDITED) :: NOTES TO FINANCIAL STATEMENTS
PROSHARES TRUST
8. Trustees Fees
The Trust, together with other affiliated trusts, pay each Independent Trustee an aggregate fee consisting of a $375,000 annual retainer (paid in quarterly increments) for services provided as a Board member. Prior to September 1, 2025, each Independent
Trustee was paid a $325,000 annual retainer. Such fees are allocated between the Funds and other affiliated funds. Each Fund’s share of these fees, together with reimbursable expenses of the Trustees, is reflected on the Statements of Operations as “Trust-
ees Fees and expenses."
9. Distribution and Service Plan
SEI Investments Distribution Co. serves as the Funds’ distributor. The Trust has adopted a Distribution and Service (12b-1) Plan pursuant to which each Fund may bear a 12b-1 fee not to exceed 0.25% per annum of the Fund’s average daily net assets. No 12b-1 fees are currently paid by the Funds, and there are currently no plans to impose these fees.
10. Issuance and Redemption of Fund Shares
Each Fund issues and redeems its shares only to Authorized Participants (typically broker-dealers) in exchange for the deposit or delivery of a basket of assets (securities and/or cash), in large blocks known as Creation Units, each of which is comprised of a specified number of shares.
To the extent the Funds permit the contribution of securities in exchange for the purchase of shares (contribution in-kind), shares may be issued in advance of receipt by the Fund of all or a portion of the applicable Deposit Securities.  In these circumstances, the Fund may require the Authorized Participant to maintain with the Trust an amount up to 115% and/or 125% of the daily mark-
to-market value of the missing Deposit Securities.
Retail investors may only purchase and sell Fund shares on a national securities exchange through a broker-dealer and such transactions may be subject to customary commission rates imposed by the broker-dealer.
Authorized Participants may pay transaction fees to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units. Transaction fees related to unsettled Creation Unit transactions are included in the receivable for capital shares issued on the Statements of Assets and Liabilities. None of the Funds had any transaction fees for the period ended
November 30, 2025 or the year ended May 31, 2025.
11. Investment Transactions
For the period ended November 30, 2025, the cost of securities purchased and proceeds from sales of securities, excluding short-
term securities, derivatives and in-kind transactions, were as follows:
Fund
A
Purchases
A
Sales
A
Ultra Communication Services
.......................................................
$ 9,666,267 $ 4,566,871
Ultra Consumer Discretionary
........................................................
3,067,544 221,333
Ultra Consumer Staples
............................................................
3,537,343 169,188
Ultra Dow30
SM
....................................................................
138,966,897 566,973
Ultra Energy
.....................................................................
1,331,749 1,142,656
Ultra Financials
...................................................................
326,203,367 73,244,500
Ultra Health Care
.................................................................
318,188 309,201
Ultra Industrials
...................................................................
1,069,878 219,915
Ultra Materials
...................................................................
4,673,004 2,601,007
Ultra MidCap400
..................................................................
25,182,220 7,507,800
Ultra Nasdaq Biotechnology
.........................................................
12,854,609 3,274,657
Ultra Nasdaq Cloud Computing
.......................................................
364,847 200,091
Ultra QQQ
®
......................................................................
1,863,465,350 44,454,617
Ultra QQQ Mega
..................................................................
20,493,989 8,756,246
Ultra QQQ Top 30
.................................................................
4,874,991 3,937,676
Ultra Real Estate
..................................................................
5,995,357 1,866,946
Ultra Russell2000
.................................................................
35,108,375 149,738,773
Ultra S&P500
®
....................................................................
1,522,680,884 72,049,995
Ultra S&P 500 Equal Weight
.........................................................
36,148,707 3,591,682
Ultra Semiconductors
..............................................................
658,973,799 256,524,681
Ultra SmallCap600
................................................................
5,072,343 2,836,746
Ultra Technology
..................................................................
195,736,560 21,350,807
Ultra Utilities
.....................................................................
83,720 4,680,862
UltraPro Dow30
SM
.................................................................
489,906,725 668,243
UltraPro MidCap400
...............................................................
7,412,597 1,232,579
UltraPro QQQ
®
...................................................................
12,581,722,377 105,078,647
UltraPro Russell2000
...............................................................
92,603,645 55,959,508

NOTES TO FINANCIAL STATEMENTS :: NOVEMBER 30, 2025 (UNAUDITED) :: 353
PROSHARES TRUST
12. In-Kind Transactions
During the period ended November 30, 2025, certain Funds delivered portfolio securities in exchange for the redemption of shares
(redemption-in-kind). Cash and securities were transferred for redemptions at fair value. For financial reporting purposes, the
Funds recorded net realized gains and losses in connection with each transaction.
For the period ended November 30, 2025, the fair value of the securities transferred for redemptions, and the net realized gains
(losses) recorded in connection with the transactions were as follows:
In addition, during the period, certain Funds received securities in exchange for subscriptions of shares (subscriptions-in-kind).
For the period ended November 30, 2025, the fair value of the securities received for subscriptions were as follows:
Fund
A
Purchases
A
Sales
A
UltraPro S&P500
®
.................................................................
2,769,991,889 157,460,614
Fund
A
Fair Value
A
Net Realized Gains
(Losses)
A
Ultra Communication Services
....................................................
$ 4,549,594 $ 1,445,113
Ultra Consumer Discretionary
.....................................................
8,000,675 1,464,111
Ultra Consumer Staples
.........................................................
4,139,570 125,918
Ultra Dow30
SM
.................................................................
138,015,631 24,658,432
Ultra Energy
..................................................................
17,444,121 2,050,812
Ultra Financials
................................................................
390,101,165 131,425,510
Ultra Health Care
..............................................................
1,630,146 251,941
Ultra Materials
................................................................
3,036,803 644,211
Ultra MidCap400
...............................................................
33,963,279 9,622,801
Ultra Nasdaq Biotechnology
......................................................
5,301,668 1,089,715
Ultra Nasdaq Cloud Computing
....................................................
1,012,541 245,700
Ultra QQQ
®
...................................................................
1,139,717,142 246,265,297
Ultra QQQ Mega
...............................................................
4,019,607 669,184
Ultra Real Estate
...............................................................
8,978,759 875,343
Ultra S&P500
®
.................................................................
2,057,444,245 359,525,096
Ultra S&P 500 Equal Weight
......................................................
6,242,309 111,417
Ultra Semiconductors
...........................................................
724,587,092 242,574,465
Ultra SmallCap600
.............................................................
11,031,785 2,164,038
Ultra Technology
...............................................................
151,616,602 65,933,137
Ultra Utilities
..................................................................
1,660,781 363,973
UltraPro Dow30
SM
..............................................................
662,881,993 40,063,519
UltraPro MidCap400
............................................................
4,849,305 1,184,257
UltraPro QQQ
®
................................................................
16,104,016,147 1,948,152,863
UltraPro Russell2000
............................................................
30,855,911 10,430,555
UltraPro S&P500
®
..............................................................
3,307,011,691 281,404,470
Fund
A
Fair Value
A
Ultra Communication Services
....................................................................
$ 5,791,256
Ultra Consumer Discretionary
.....................................................................
4,773,734
Ultra Consumer Staples
.........................................................................
3,307,613
Ultra Dow30
SM
.................................................................................
38,331,454
Ultra Energy
..................................................................................
10,352,031
Ultra Health Care
..............................................................................
402,443
Ultra Industrials
................................................................................
2,780,006
Ultra Materials
................................................................................
2,915,748
Ultra MidCap400
...............................................................................
8,394,685
Ultra Nasdaq Biotechnology
......................................................................
7,909,321
Ultra QQQ
®
...................................................................................
467,375,579
Ultra QQQ Mega
...............................................................................
6,082,415
Ultra QQQ Top 30
..............................................................................
191,783
Ultra Real Estate
...............................................................................
1,890,563
Ultra S&P500
®
.................................................................................
685,648,743
Ultra S&P 500 Equal Weight
......................................................................
10,766,160
Ultra Semiconductors
...........................................................................
105,726,290

354 :: NOVEMBER 30, 2025 (UNAUDITED) :: NOTES TO FINANCIAL STATEMENTS
PROSHARES TRUST
13. Share Splits and Reverse Share Splits
The effect of a share split transaction is to multiply the number of outstanding shares of the Fund by the split factor, with a cor-
responding decrease in the net asset value per share. The effect of the reverse share split transactions is to divide the number of outstanding shares of the Fund by the reverse split factor, with a corresponding increase in the net asset value per share. These transactions do not change the net assets of the Fund or the value of a shareholder's investment. The historical share per share data presented in the Financial Highlights have been adjusted retroactively to give effect to share splits, as reflected in the fol-
lowing table.
Fund
A
Fair Value
A
Ultra SmallCap600
.............................................................................
$ 233,382
Ultra Technology
...............................................................................
1,638,219
Ultra Utilities
..................................................................................
5,156,828
UltraPro Dow30
SM
..............................................................................
211,599,078
UltraPro MidCap400
............................................................................
446,859
UltraPro QQQ
®
................................................................................
3,812,298,509
UltraPro S&P500
®
..............................................................................
780,651,861
Effective Date Type of Split
Ultra 20+ Year Treasury
............................................
18 August, 2020 2-for-1 forward stock split
Ultra Consumer Discretionary
.......................................
18 August, 2020 2-for-1 forward stock split
Ultra QQQ
®
.....................................................
18 August, 2020 2-for-1 forward stock split
Ultra S&P500
®
...................................................
18 August, 2020 2-for-1 forward stock split
Ultra Technology
.................................................
18 August, 2020 4-for-1 forward stock split
UltraPro Short QQQ
®
..............................................
18 August, 2020 1-for-5 reverse stock split
UltraShort Consumer Discretionary
...................................
18 August, 2020 1-for-2 reverse stock split
UltraShort Consumer Staples
.......................................
18 August, 2020 1-for-2 reverse stock split
UltraShort Nasdaq Biotechnology
....................................
18 August, 2020 1-for-4 reverse stock split
UltraShort Semiconductors
.........................................
18 August, 2020 1-for-4 reverse stock split
UltraShort Technology
.............................................
18 August, 2020 1-for-4 reverse stock split
Ultra Health Care
................................................
21 January, 2021 2-for-1 forward stock split
UltraPro QQQ
®
..................................................
21 January, 2021 2-for-1 forward stock split
UltraPro Short MidCap400
.........................................
21 January, 2021 1-for-2 reverse stock split
UltraPro Short Russell2000
.........................................
21 January, 2021 1-for-5 reverse stock split
UltraPro Short S&P500
®
...........................................
21 January, 2021 1-for-5 reverse stock split
UltraShort Financials
..............................................
21 January, 2021 1-for-2 reverse stock split
UltraShort Industrials
.............................................
21 January, 2021 1-for-2 reverse stock split
UltraShort MidCap400
............................................
21 January, 2021 1-for-2 reverse stock split
UltraShort QQQ
®
.................................................
21 January, 2021 1-for-4 reverse stock split
UltraShort Russell2000
............................................
21 January, 2021 1-for-4 reverse stock split
UltraShort SmallCap600
...........................................
21 January, 2021 1-for-2 reverse stock split
UltraShort Utilities
................................................
21 January, 2021 1-for-2 reverse stock split
Ultra Energy
....................................................
25 May, 2021 2-for-1 forward stock split
Ultra Industrials
..................................................
25 May, 2021 4-for-1 forward stock split
Ultra QQQ
®
.....................................................
25 May, 2021 2-for-1 forward stock split
Ultra Russell2000
................................................
25 May, 2021 2-for-1 forward stock split
Ultra Semiconductors
.............................................
25 May, 2021 4-for-1 forward stock split
Ultra SmallCap600
...............................................
25 May, 2021 5-for-1 forward stock split
UltraPro Dow30
SM
................................................
25 May, 2021 2-for-1 forward stock split
UltraPro MidCap400
..............................................
25 May, 2021 5-for-1 forward stock split
UltraPro Short Dow30
SM
...........................................
25 May, 2021 1-for-4 reverse stock split
UltraPro Short MidCap400
.........................................
25 May, 2021 1-for-4 reverse stock split
UltraShort Consumer Staples
.......................................
25 May, 2021 1-for-2 reverse stock split
UltraShort Health Care
............................................
25 May, 2021 1-for-2 reverse stock split
UltraShort Industrials
.............................................
25 May, 2021 1-for-2 reverse stock split
UltraShort Materials
..............................................
25 May, 2021 1-for-2 reverse stock split
UltraShort MidCap400
............................................
25 May, 2021 1-for-2 reverse stock split
UltraShort MSCI Brazil Capped
......................................
25 May, 2021 1-for-2 reverse stock split
UltraShort Real Estate
.............................................
25 May, 2021 1-for-2 reverse stock split
UltraShort Semiconductors
.........................................
25 May, 2021 1-for-4 reverse stock split
UltraShort SmallCap600
...........................................
25 May, 2021 1-for-4 reverse stock split
Short Real Estate
................................................
13 January, 2022 1-for-2 reverse stock split
Ultra Consumer Discretionary
.......................................
13 January, 2022 2-for-1 forward stock split
Ultra Consumer Staples
...........................................
13 January, 2022 4-for-1 forward stock split
Ultra S&P500
®
...................................................
13 January, 2022 2-for-1 forward stock split
Ultra Technology
.................................................
13 January, 2022 2-for-1 forward stock split

NOTES TO FINANCIAL STATEMENTS :: NOVEMBER 30, 2025 (UNAUDITED) :: 355
PROSHARES TRUST
14. Risk
Some risks apply to all Funds, while others are specific to the investment strategy of certain Funds. Each Fund may be subject to other risks in addition to these identified risks. This section discusses certain common principal risks encountered by the Funds.
Risks Associated with the Use of Derivatives
Certain Funds obtain investment exposure through derivatives (including investing in futures contracts, securities and index-
es, forward contracts, swap agreements and similar instruments). Investing in derivatives may be considered aggressive and may expose a Fund to risks different from, or possibly greater than, the risks associated with investing directly in securities underlying the derivative, including: 1) the risk that there may be imperfect correlation between the price of financial instru-
Effective Date Type of Split
UltraPro QQQ
®
..................................................
13 January, 2022 2-for-1 forward stock split
UltraPro S&P500
®
................................................
13 January, 2022 2-for-1 forward stock split
UltraPro Short QQQ
®
..............................................
13 January, 2022 1-for-5 reverse stock split
UltraPro Short Russell2000
.........................................
13 January, 2022 1-for-5 reverse stock split
UltraShort Dow30
SM
..............................................
13 January, 2022 1-for-5 reverse stock split
UltraShort Energy
................................................
13 January, 2022 1-for-5 reverse stock split
UltraShort Financials
..............................................
13 January, 2022 1-for-2 reverse stock split
UltraShort S&P500
®
..............................................
13 January, 2022 1-for-5 reverse stock split
UltraShort Technology
.............................................
13 January, 2022 1-for-2 reverse stock split
Ultra Energy
....................................................
27 May, 2022 4-for-1 forward stock split
Ultra Materials
..................................................
27 May, 2022 4-for-1 forward stock split
UltraShort Consumer Discretionary
...................................
27 May, 2022 1-for-2 reverse stock split
UltraShort MSCI Brazil Capped
......................................
27 May, 2022 1-for-2 reverse stock split
Short QQQ
®
....................................................
10 April, 2024 1-for-5 reverse stock split
UltraPro Short S&P500
®
...........................................
10 April, 2024 1-for-5 reverse stock split
UltraShort QQQ
®
.................................................
10 April, 2024 1-for-5 reverse stock split
UltraShort Semiconductors
.........................................
10 April, 2024 1-for-5 reverse stock split
UltraShort Technology
.............................................
10 April, 2024 1-for-2 reverse stock split
Short Financials
.................................................
07 November, 2024 1-for-4 reverse stock split
Short MSCI Emerging Markets
......................................
07 November, 2024 1-for-2 reverse stock split
Short S&P500
®
..................................................
07 November, 2024 1-for-4 reverse stock split
Ultra Health Care
................................................
07 November, 2024 2-for-1 forward stock split
Ultra Semiconductors
.............................................
07 November, 2024 2-for-1 forward stock split
UltraPro Short Dow30
SM
...........................................
07 November, 2024 1-for-4 reverse stock split
UltraPro Short QQQ
®
..............................................
07 November, 2024 1-for-5 reverse stock split
UltraShort Energy
................................................
07 November, 2024 1-for-4 reverse stock split
UltraShort Financials
..............................................
07 November, 2024 1-for-4 reverse stock split
UltraShort FTSE Europe
...........................................
07 November, 2024 1-for-5 reverse stock split
UltraShort Materials
..............................................
07 November, 2024 1-for-2 reverse stock split
UltraShort MSCI EAFE
............................................
07 November, 2024 1-for-2 reverse stock split
UltraShort MSCI Japan
............................................
07 November, 2024 1-for-4 reverse stock split
UltraShort Real Estate
.............................................
07 November, 2024 1-for-4 reverse stock split
UltraShort Russell2000
............................................
07 November, 2024 1-for-5 reverse stock split
UltraShort Semiconductors
.........................................
07 November, 2024 1-for-5 reverse stock split
UltraShort Utilities
................................................
07 November, 2024 1-for-2 reverse stock split
UltraPro Short MidCap400
.........................................
12 June, 2025 1-for-2 reverse stock split
UltraShort Consumer Discretionary
...................................
12 June, 2025 1-for-2 reverse stock split
UltraShort Industrials
.............................................
12 June, 2025 1-for-2 reverse stock split
Short FTSE China 50
..............................................
20 November, 2025 1-for-2 reverse stock split
Ultra Communication Services
......................................
20 November, 2025 4-for-1 forward stock split
Ultra Dow30
SM
...................................................
20 November, 2025 2-for-1 forward stock split
Ultra QQQ
®
.....................................................
20 November, 2025 2-for-1 forward stock split
Ultra S&P500
®
...................................................
20 November, 2025 2-for-1 forward stock split
Ultra Semiconductors
.............................................
20 November, 2025 2-for-1 forward stock split
Ultra Utilities
....................................................
20 November, 2025 4-for-1 forward stock split
UltraPro Dow30
SM
................................................
20 November, 2025 2-for-1 forward stock split
UltraPro QQQ
®
..................................................
20 November, 2025 2-for-1 forward stock split
UltraPro Short QQQ
®
..............................................
20 November, 2025 1-for-5 reverse stock split
UltraPro Short Russell2000
.........................................
20 November, 2025 1-for-4 reverse stock split
UltraPro Short S&P500
®
...........................................
20 November, 2025 1-for-4 reverse stock split
UltraShort FTSE China 50
..........................................
20 November, 2025 1-for-2 reverse stock split
UltraShort MSCI Brazil Capped
......................................
20 November, 2025 1-for-2 reverse stock split
UltraShort MSCI Emerging Markets
...................................
20 November, 2025 1-for-2 reverse stock split
UltraShort S&P500
®
..............................................
20 November, 2025 1-for-5 reverse stock split
UltraShort Semiconductors
.........................................
20 November, 2025 1-for-4 reverse stock split
UltraShort Technology
.............................................
20 November, 2025 1-for-2 reverse stock split

356 :: NOVEMBER 30, 2025 (UNAUDITED) :: NOTES TO FINANCIAL STATEMENTS
PROSHARES TRUST
ments and movements in the prices of the underlying reference asset(s); 2) the risk that an instrument is mispriced; 3) credit or counterparty risk on the amount each Fund expects to receive from a counterparty; 4) the risk that securities prices, interest rates and currency markets will move adversely and a Fund will incur significant losses; 5) the risk that the cost of holding a financial instrument might exceed its total return; and 6) the possible absence of a liquid secondary market for a particular instrument and possible exchange-imposed price fluctuation limits, either of which may make it difficult or impossible to adjust a Fund’s position in a particular instrument when desired. The occurrence of any of these factors may prevent the Fund from achieving its investment objective. Because derivatives often require limited initial investment, the use of derivatives also may expose the Fund to losses in excess of those amounts initially invested.
Certain Funds may use a combination of swaps on an underlying index or swaps on an ETF that is designed to track the perfor-
mance of that index. The performance of an ETF may not track the performance of its underlying index due to embedded costs and other factors. Thus, to the extent a Fund invests in swaps that use an ETF as the reference asset, that Fund may be subject to greater correlation risk and may not achieve as high a degree of correlation with its index as it would if the Fund used only swaps on the underlying index.
Moreover, with respect to the use of swap agreements, if an index has a dramatic intraday move that causes a material decline in a Fund’s net assets, the terms of a swap agreement between the Fund and its counterparty may permit the counterparty to immediately close out the transaction with the Fund. In that event, the Fund may be unable to enter into another swap agree-
ment or invest in other derivatives to achieve the desired exposure consistent with the Fund’s investment objective. This, in turn, may prevent the Fund from achieving its investment objective, even if the Index reverses all or a portion of its intraday move by the end of the day. Any costs associated with using derivatives will also have the effect of lowering the Fund’s return.
Equity and Market Risk
Equity markets are volatile, and the value of equity securities and other instruments correlated with equity markets may fluctuate dramatically from day to day. Equity markets are subject to corporate, political, regulatory, market and economic developments, as well as developments that impact specific economic sectors, industries or segments of the market.
Leverage Risk
Certain Funds utilize leverage (i.e., obtain investment exposure in excess of their assets) in seeking to achieve their invest-
ment objective and will lose more money in market environments adverse to their daily objective than similar funds that do not employ leverage.
Because the Funds that utilize leverage include either a -3x or 3x multiplier or a -2x or 2x multiplier, a single day adverse price movement approaching 33% or 50%, respectively, in a relevant benchmark, could result in the total loss of an investor’s investment.
Concentration Risk
Certain Funds may typically concentrate their investments in issuers of one or more particular industries to the same extent that their underlying indexes are so concentrated and to the extent permitted by applicable regulatory guidance. There is a risk that those issuers (or industry sectors) will perform poorly and negatively impact a Fund. Concentration risk results from maintaining exposure (long or short) to issuers conducting business in a specific industry. The risk of concentrating invest-
ments in a limited number of issuers in a particular industry is that a Fund will be more susceptible to the risks associated with that industry than a Fund that does not concentrate its investments.
Correlation Risk
There is no guarantee that a Fund will achieve a high degree of correlation with its index or a multiple or inverse thereof.
Failure to achieve a high degree of correlation may prevent a Fund from achieving its investment objective. The percentage change of the Fund’s NAV each day may differ, perhaps significantly in amount, and possibly even direction, from the percent-
age change of the Fund’s index on such day. A number of other factors may adversely affect a Fund’s correlation with its index, including material over- or under-exposure, fees, expenses, transaction costs, financing costs associated with the use of deriv-
atives, income items, valuation methodology, infrequent trading in the securities underlying its index, accounting standards and disruptions or illiquidity in the markets for the securities or financial instruments in which a Fund invests. While each
Fund generally attempts to track the performance of the Index by investing all, or substantially all, of its assets in the secu-
rities that make up the Index in approximately the same proportion as their weighting in the Index, at times a Fund may not have investment exposure to all securities in its index, or, with respect to equity funds, its weighting of investment exposure to such securities, financial investments or industries may be different from that of the index. In addition, a Fund may invest in securities or financial investments not included in the index or in financial instruments. Each Fund may take or refrain from taking positions in order to improve tax efficiency or comply with regulatory restrictions, or for other reasons, each of which may negatively affect the Fund’s correlation with its index. A Fund may also be subject to large movements of assets into and out of the Fund, potentially resulting in the Fund being over- or underexposed to its index and may be impacted by index re-

NOTES TO FINANCIAL STATEMENTS :: NOVEMBER 30, 2025 (UNAUDITED) :: 357
PROSHARES TRUST
constitutions and index rebalancing events. Additionally, a Fund’s underlying investments may trade on markets that may or may not be open on the same day as the Fund. Furthermore, a Fund’s currency holdings may be valued at a different time than the level of its index. In addition, the Funds with a foreign currency hedging strategy may also be unable to perfectly match the Index and will introduce additional costs, both sources of additional correlation risk. Any of these factors could decrease correlation between the performance of a Fund and the index and may hinder a Fund’s ability to meet its investment objective.
Counterparty Risk
A Fund will be subject to credit risk (i.e., the risk that a counterparty is unwilling or unable to make timely payments or other-
wise meet its contractual obligations) with respect to the amount the Fund expects to receive from counterparties to financial instruments (including derivatives and repurchase agreements) entered into by the Fund. A Fund generally structures the agreements such that either party can terminate the contract without penalty prior to the termination date. If a counterparty terminates a contract, a Fund may not be able to invest in other derivatives to achieve the desired exposure, or achieving such exposure may be more expensive. A Fund may be negatively impacted if a counterparty becomes bankrupt or otherwise fails to perform its obligations under such an agreement.
At November 30, 2025, the ProShares Ultra FTSE China 50, ProShares Ultra FTSE Europe, ProShares Ultra MSCI Brazil Capped,
ProShares Ultra MSCI EAFE, ProShares Ultra MSCI Emerging Markets, ProShares Ultra Nasdaq Biotechnology, ProShares Ul-
tra Nasdaq Cloud Computing, ProShares Ultra Nasdaq Cybersecurity, ProShares Ultra QQQ Mega, ProShares Ultra QQQ Top
30, ProShares Ultra Technology, ProShares Ultra Utilities, ProShares UltraPro MidCap400, ProShares UltraPro Russell2000,
ProShares UltraPro S&P500
®
, ProShares UltraShort Energy, ProShares UltraShort FTSE China 50 and ProShares UltraShort
Health Care Funds had net unrealized appreciation on swaps with a single counterparty which exceeded 5% of each Fund's net assets.
Geographic Concentration Risk
Certain Funds that focus their investments in companies economically tied to particular foreign countries or geographic re-
gions may be particularly susceptible to political, social, economic or regulatory events affecting those countries or regions.
The performance of such Funds may be more volatile than a more geographically diversified fund.
Foreign Currency Risk
Certain Funds may seek leveraged, inverse, or inverse leveraged exposure to investments denominated in foreign currencies.
Investments denominated in foreign currencies are exposed to more risk than those investments denominated in U.S. dollars.
The value of an investment denominated in a foreign currency could change significantly as foreign currencies strengthen or weaken relative to the U.S. dollar. Foreign currency losses could offset or exceed any potential gains, or add to losses, in the related investments. Regulatory fees or higher custody fees may be imposed on foreign currency holdings.
Inflation Risk
Inflation risk is the risk that the value of assets or income from a Fund’s investments will be worth less in the future as infla-
tion decreases the value of payments at future dates. As inflation increases, the real value of a Fund’s portfolio could decline.
Inflation rates may change frequently and drastically as a result of various factors and the Fund’s investments may not keep pace with inflation, which may result in losses to Fund investors or adversely affect the real value of shareholders’ investments in a Fund. Inflation has recently increased and it cannot be predicted whether it may decline.
Liquidity Risk
In certain circumstances, such as the disruption of the orderly markets for the securities and/or financial instruments in which a Fund invests, the Fund might not be able to acquire or dispose of certain holdings quickly or at prices that represent true market value in the judgment of the Advisor. Markets for the securities and/or financial instruments in which a Fund in-
vests may be disrupted by a number of events, including but not limited to economic crises, natural disasters, new legislation, or regulatory changes inside or outside of the U.S. For example, regulation limiting the ability of certain financial institutions to invest in certain securities would likely reduce the liquidity of those securities. These situations may prevent a Fund from limiting losses, realizing gains or achieving a high correlation with its index.
Debt Instrument Risk
Certain Funds invest in, or seek leveraged, inverse, or inverse leveraged exposure to, debt instruments. Debt instruments may have varying levels of sensitivity to changes in interest rates and other factors. In addition, changes in the credit quality of the issuer of a debt instrument (including a default) can also affect the price of a debt instrument, as can an issuer’s default on its payment obligations. These factors may cause the value of an investment in a Fund to change.

358 :: NOVEMBER 30, 2025 (UNAUDITED) :: NOTES TO FINANCIAL STATEMENTS
PROSHARES TRUST
Natural Disaster/Epidemic Risk
Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, tsunamis and other severe weather-relat-
ed phenomena generally, and widespread disease, including pandemics and epidemics (for example, the novel coronavirus
COVID-19), have been and can be highly disruptive to economies and markets and have recently led, and may continue to lead, to increased market volatility and significant market losses. Such natural disaster and health crises could exacerbate polit-
ical, social, and economic risks, and result in significant breakdowns, delays, shutdowns, social isolation, and other disrup-
tions to important global, local and regional supply chains affected, with potential corresponding results on the operating per-
formance of the Funds and their investments. A climate of uncertainty and panic, including the contagion of infectious viruses or diseases, may adversely affect global, regional, and local economies and reduce the availability of potential investment opportunities, and increases the difficulty of performing due diligence and modeling market conditions, potentially reduc-
ing the accuracy of financial projections. Under these circumstances, the Fund may have difficulty achieving its investment objectives which may adversely impact Fund performance. Further, such events can be highly disruptive to economies and markets, significantly disrupt the operations of individual companies (including, but not limited to, the Fund’s investment advisor, third party service providers and counterparties), sectors, industries, markets, securities and commodity exchanges, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the Funds’
investments. These factors can cause substantial market volatility, exchange trading suspensions and closures, changes in the availability of and the margin requirements for certain instruments, and can impact the ability of the Fund to complete re-
demptions and otherwise affect Fund performance and Fund trading in the secondary market. A widespread crisis would also affect the global economy in ways that cannot necessarily be foreseen. How long such events will last and whether they will continue or recur cannot be predicted. Impacts from these could have a significant impact on a Fund’s performance, resulting in losses to your investment.
Risk of Global Economic Shock
Widespread disease, including public health disruptions, pandemics and epidemics (for example, COVID-19 including its vari-
ants), have been and may continue to be highly disruptive to economies and markets. Health crises could exacerbate political, social, and economic risks, and result in breakdowns, delays, shutdowns, social isolation, civil unrest, periods of high unem-
ployment, shortages in and disruptions to the medical care and consumer goods and services industries, and other disrup-
tions to important global, local and regional supply chains, with potential corresponding results on the performance of a Fund and its investments.
Additionally, war, military conflicts, sanctions, acts of terrorism, sustained elevated inflation, supply chain issues or other events could have a significant negative impact on global financial markets and economies. Russia’s military incursions in
Ukraine have led to, and may lead to additional sanctions being levied by the United States, European Union and other coun-
tries against Russia. The ongoing hostilities between the two countries could result in additional widespread conflict and could have a severe adverse effect on the region and certain markets. Sanctions on Russian exports could have a significant adverse impact on the Russian economy and related markets and could affect the value of a Fund’s investments, even beyond any direct exposure a Fund may have to the region or to adjoining geographic regions. The extent and duration of the mili-
tary action, sanctions and resulting market disruptions are impossible to predict, but could have a severe adverse effect on the region, including significant negative impacts on the economy and the markets for certain securities and commodities, such as oil and natural gas. Furthermore, the possibility of a prolonged conflict between Hamas and Israel, and the potential expansion of the conflict in the surrounding areas and the involvement of other nations in such conflict, such as the Houthi movement’s attacks on marine vessels in the Red Sea, could further destabilize the Middle East region and introduce new un-
certainties in global markets, including the oil and natural gas markets. How long such tensions and related events will last cannot be predicted. These tensions and any related events could have significant impact on a Fund performance and the value of an investment in a Fund.
Trade Disputes
Global economies are interdependent and may be adversely affected by trade disputes with key trading partners and escalat-
ing tariffs imposed on goods and services produced by such countries. To the extent a country engages in retaliatory tariffs, a company that relies on imported parts to produce its own goods may experience increased costs of production or reduced profitability, which may affect consumers, investors and the domestic economy. Trade disputes and retaliatory actions may include embargoes and other trade limitations, which may trigger a significant reduction in international trade and impact the global economy. Trade disputes may also lead to increased currency exchange rate volatility, which can adversely affect the prices of the Fund securities valued in U.S. dollars. Trade disputes could also negatively affect investor confidence in the markets generally and investment growth and could contribute to volatility or overall declines in the U.S. and global invest-
ment markets.

NOTES TO FINANCIAL STATEMENTS :: NOVEMBER 30, 2025 (UNAUDITED) :: 359
PROSHARES TRUST
Risks of Government Regulation
The Financial Industry Regulatory Authority (“FINRA”) issued a notice on March 8, 2022 seeking comment on measures that could prevent or restrict investors from buying a broad range of public securities designated as “complex products”— which could include the leveraged and inverse funds offered by ProShare Advisors. The ultimate impact, if any, of these measures remains unclear. However, if regulations are adopted, they could, among other things, prevent or restrict investors’ ability to buy the funds.
15. Indemnifications
Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business the Trust enters into contracts that contain a variety of general indemnifications. The Trust’s maximum exposure under these arrangements cannot be known; however, the
Trust expects risk of significant loss to be remote.
16. Transactions with Lehman Brothers Holdings, Inc.
On September 15, 2008, Lehman Brothers Holdings, Inc. filed a petition for Chapter 11 bankruptcy. Prior thereto, the Funds trans-
acted business with subsidiaries of Lehman (together with Lehman Brothers Holdings, Inc., “Lehman”) whereby Lehman acted as a counterparty to certain derivative transactions and as a broker-dealer for certain investment transactions. All derivative and brokerage transactions with Lehman were terminated and executed, respectively, prior to September 15, 2008, but certain settlement payments related to such transactions were not due to be made until on or after September 15. Settlement of these transactions has been delayed due to Lehman’s bankruptcy proceedings.
To the extent that Lehman, the Securities Investor Protection Corporation (“SIPC”) and/or any clearing agency (the “Potential Pay-
ing Parties”) fail to pay the Funds in connection with the settlement of such transactions, the Advisor has agreed to reimburse the
Funds for any such losses. Specifically, the Receivables Agreement among the Advisor, ProFund Advisors LLC (an investment ad-
viser affiliated with the Advisor), ProFunds Trust, and the Trust (collectively, the “PF Trusts”) (each affiliated and under common controls with the other PF Trusts) provides that the investment adviser to specified funds of the PF Trusts will contribute cash to any such fund, equal to the amounts owed to the fund from Lehman for brokerage transactions and/or written over-the-counter derivatives agreements as of September 15, 2008 (the “Lehman Obligations”). The Receivable Agreement will not terminate until all Lehman Obligations are paid. Payments under the Receivable Agreement are triggered if any specified fund of a PF Trust does not recover the full amounts owed to it by Lehman following conclusion of all bankruptcy, liquidation and SIPC proceedings relat-
ing to Lehman. Management has determined that the Advisor has a sufficient financial ability to cover any shortfall in payments from the Potential Paying Parties, including the full amount of such outstanding balances if necessary. Accordingly, no loss is expected to be realized by the Funds. The outstanding swap agreement and brokerage transaction balances due from Lehman are included in “Due from (to) counterparty” and “Receivable for investments sold”, respectively, on the Statements of Assets and
Liabilities.
17. Segment Reporting
Operating segments are components of an entity that engage in business activities, have discrete financial information avail-
able, and have their operating results regularly reviewed by a chief operating decision maker (“CODM”) when assessing segment performance and making decisions about segment resources. Each Fund included herein is deemed to be an individual reporting segment and Officers of ProShares Trust, collectively act as CODM. The CODM monitors the operating results of the Trust as a whole and each Fund’s long-term strategic asset allocation is guided by each Fund’s investment objective and principal invest-
ment strategies as described in its prospectus and executed by ProShare Advisors LLC (the "Advisor"). The financial information provided to and reviewed by the CODM is consistent with that presented in the Trust’s financial statements.
18. New Accounting Pronouncements
In December 2023, FASB issued Accounting Standards Update (“ASU”) 2023-09 (“ASU 2023-09”) Improvements to Income Tax Dis-
closures, which enhances income tax disclosures, including providing specific categories in the rate reconciliation and income taxes paid. ASU 2023-09 is effective for fiscal years beginning after December 15, 2024; early adoption is permitted. Management is currently evaluating the ASU and its impact to the financial statements.
19. Subsequent Events
The Funds have evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure other than those already disclosed in the financial statements.

360 :: MISC. INFORMATION
PROSHARES TRUST
Federal Tax Information
Under the Jobs and Growth Tax Relief Reconciliation Act of 2003 (the “Act”), the percentages of ordinary dividends paid during the tax year ended October 31, 2025 are designated as “qualified dividend income” (QDI), as defined in the Act, subject to reduced tax rates in 2024. The Funds also qualify for the dividends received deduction (DRD) for corporate shareholders. The Funds des-
ignated up to the maximum amount of qualified interest income (QII) from ordinary distributions paid during the tax year ended
October 31, 2025.
For the tax year ended October 31, 2025, the Funds' federal tax information is as follows:
Funds
A
QDI
A
DRD
A
QII
A
Short 7-10 Year Treasury
.............................................
0.00% 0.00% 99.61%
Short 20+ Year Treasury
.............................................
0.00 0.00 96.83
Short Dow30
SM
....................................................
0.00 0.00 90.40
Short Financials
...................................................
0.00 0.00 92.53
Short FTSE China 50
................................................
0.00 0.00 87.71
Short High Yield
...................................................
0.00 0.00 92.86
Short MidCap400
..................................................
0.00 0.00 90.56
Short MSCI EAFE
..................................................
0.00 0.00 86.99
Short MSCI Emerging Markets
........................................
0.00 0.00 93.15
Short QQQ
®
......................................................
0.00 0.00 93.85
Short Real Estate
..................................................
0.00 0.00 91.91
Short Russell2000
..................................................
0.00 0.00 94.19
Short S&P500
®
....................................................
0.00 0.00 95.40
Short SmallCap600
.................................................
0.00 0.00 89.39
Ultra 7-10 Year Treasury
.............................................
0.00 0.00 91.13
Ultra 20+ Year Treasury
..............................................
0.00 0.00 96.09
Ultra Communication Services
........................................
100.00 100.00 66.86
Ultra Consumer Discretionary
.........................................
66.79 65.26 75.05
Ultra Consumer Staples
.............................................
80.17 80.23 41.77
Ultra Dow30
SM
.....................................................
100.00 100.00 31.19
Ultra Energy
......................................................
90.93 87.88 30.94
Ultra Financials
....................................................
73.70 71.23 69.44
Ultra FTSE China 50
................................................
0.00 0.00 93.41
Ultra FTSE Europe
.................................................
0.00 0.00 100.00
Ultra Health Care
..................................................
87.23 83.71 49.10
Ultra High Yield
....................................................
0.00 0.00 100.00
Ultra Industrials
....................................................
100.00 100.00 48.64
Ultra Materials
....................................................
100.00 74.98 37.57
Ultra MidCap400
...................................................
100.00 100.00 35.61
Ultra MSCI Brazil Capped
............................................
0.00 0.00 86.80
Ultra MSCI EAFE
...................................................
0.00 0.00 100.00
Ultra MSCI Emerging Markets
.........................................
0.00 0.00 95.62
Ultra MSCI Japan
..................................................
0.00 0.00 34.92
Ultra Nasdaq Biotechnology
..........................................
32.64 26.39 50.19
Ultra Nasdaq Cloud Computing
........................................
92.60 86.43 88.55
Ultra Nasdaq Cybersecurity
...........................................
0.00 0.00 98.43
Ultra QQQ
®
.......................................................
100.00 100.00 49.97
Ultra QQQ Mega
...................................................
9.60 12.15 100.00
Ultra QQQ Top 30
..................................................
83.02 100.00 0.00
Ultra Real Estate
...................................................
0.00 0.00 39.82
Ultra Russell2000
..................................................
72.70 64.27 47.18
Ultra S&P500
®
.....................................................
100.00 100.00 41.20
Ultra S&P 500 Equal Weight
..........................................
47.99 100.00 82.88
Ultra Semiconductors
...............................................
56.50 58.32 93.03
Ultra SmallCap600
.................................................
77.81 76.03 48.42
Ultra Technology
...................................................
100.00 100.00 51.55
Ultra Utilities
......................................................
97.17 98.26 29.65
UltraPro Dow30
SM
..................................................
73.88 74.86 55.41
UltraPro MidCap400
................................................
64.03 62.26 48.12

MISC. INFORMATION :: 361
PROSHARES TRUST
Funds with Short-Term Capital Gain Designation
For the tax year ended October 31, 2025, the Trust does not have any ordinary distributions paid during the Trust’s tax year that are from qualified short-term capital gain. The funds designate up to the maximum amount of Qualified Short-Term Gains.
Funds with Equalization
For the tax year ended October 31, 2025, the following Funds utilized equalization to offset long-term capital gains with the amounts stated below:
Proxy Voting Information
A description of the Trust’s (1) proxy voting policies, (2) proxy voting procedures and (3) information regarding how the Trust voted any proxies related to portfolio securities for the prior twelve-month period ended June 30, is available by August 31 of each year, without charge, upon request by contacting the Fund directly at 1-866-PRO-5125 or on the Securities and Exchange Commission
(“SEC”) Website (http://www.sec.gov).
Funds
A
QDI
A
DRD
A
QII
A
UltraPro QQQ
®
....................................................
37.02% 35.57% 68.32%
UltraPro Russell2000
................................................
45.87 40.91 60.08
UltraPro S&P500
®
..................................................
65.68 63.69 57.45
UltraPro Short 20+ Year Treasury
.......................................
0.00 0.00 100.00
UltraPro Short Dow30
SM
.............................................
0.00 0.00 87.77
UltraPro Short MidCap400
...........................................
0.00 0.00 91.35
UltraPro Short QQQ
®
................................................
0.00 0.00 100.00
UltraPro Short Russell2000
...........................................
0.00 0.00 96.69
UltraPro Short S&P500
®
.............................................
0.00 0.00 97.20
UltraShort 7-10 Year Treasury
.........................................
0.00 0.00 98.01
UltraShort 20+ Year Treasury
..........................................
0.00 0.00 94.17
UltraShort Consumer Discretionary
.....................................
0.00 0.00 100.00
UltraShort Consumer Staples
.........................................
0.00 0.00 91.17
UltraShort Dow30
SM
................................................
0.00 0.00 87.16
UltraShort Energy
..................................................
0.00 0.00 95.75
UltraShort Financials
................................................
0.00 0.00 96.46
UltraShort FTSE China 50
............................................
0.00 0.00 84.99
UltraShort FTSE Europe
.............................................
0.00 0.00 94.93
UltraShort Health Care
..............................................
0.00 0.00 91.55
UltraShort Industrials
...............................................
0.00 0.00 99.42
UltraShort Materials
................................................
0.00 0.00 88.96
UltraShort MidCap400
..............................................
0.00 0.00 94.62
UltraShort MSCI Brazil Capped
........................................
0.00 0.00 88.57
UltraShort MSCI EAFE
..............................................
0.00 0.00 94.95
UltraShort MSCI Emerging Markets
.....................................
0.00 0.00 92.56
UltraShort MSCI Japan
..............................................
0.00 0.00 94.42
UltraShort Nasdaq Biotechnology
......................................
0.00 0.00 93.89
UltraShort QQQ
®
...................................................
0.00 0.00 100.00
UltraShort QQQ Mega
...............................................
0.00 0.00 100.00
UltraShort Real Estate
...............................................
0.00 0.00 89.24
UltraShort Russell2000
..............................................
0.00 0.00 92.10
UltraShort S&P500
®
................................................
0.00 0.00 94.73
UltraShort Semiconductors
...........................................
0.00 0.00 100.00
UltraShort SmallCap600
.............................................
0.00 0.00 99.25
UltraShort Technology
...............................................
0.00 0.00 98.42
UltraShort Utilities
..................................................
0.00 0.00 100.00
Fund
Long-Term
Ultra Dow30
SM
.....................................................
$418,091
Ultra S&P500
®
.....................................................
$48,396,349
UltraPro QQQ
®
....................................................
$251,277,836
UltraPro S&P500
®
..................................................
$36,180,431

362 :: MISC. INFORMATION
PROSHARES TRUST
Quarterly Portfolio Holdings Information
The Funds will file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. The Funds’ Form N-PORT will be available on the SEC’s Website at http://www.sec.gov. The Funds’ Form N-PORT may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Pub-
lic Reference Room may be obtained by calling 1-800-SEC-0330.
Premium/Discount Information
Information about the differences between the daily market price on the secondary markets for shares of a Fund and the Fund’s net asset value may be found on the website at www.ProShares.com.

Form N-CSR – Items 8-11 (unaudited) :: 363
PROSHARES TRUST
Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.
None.
Item 9. Proxy Disclosures for Open-End Management Investment Companies.
The initial shareholder of each of the Fund’s listed below approved by written consent (i) the advisory agreement between the Reg-
istrant and ProShare Advisors LLC with respect to each Fund; (ii) the Rule 12b-1 Distribution Plan with respect to each Fund; and
(iii) the Distribution Agreement between the Registrant and SEI Investments Distribution Co. with respect to each Fund, each as previously approved by the Registrant’s Board of Trustees with respect to each Fund.
Item 10. Remuneration Paid to Directors, Officers, and Other of Open-End Management Investment Companies.
For the period ended November 30, 2025, the aggregate remuneration the Registrant paid the directors, all members of any advi-
sory board and any officers are included as part of the Financial Statements and Financial Highlights for Open-End Management
Investment Companies filed under Item 7 of this Form.
Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.
ProShares Ultra QQQ Mega (formerly, ProShares Ultra Mega QQQ) and ProShares UltraShort QQQ Mega (formerly, ProShares
UltraShort Mega QQQ) (each, a “Mega QQQ” and collectively, the “Mega QQQs”)
At a meeting held on March 6, 2025, the Board of Trustees (the “Board”) of ProShares Trust (the “Trust”) considered the initial approval of the Investment Advisory Agreement (the “Advisory Agreement”) between the Trust and ProShare Advisors LLC (the
“Advisor”) with respect to the Mega QQQs.
In response to a request from the Independent Trustees, the Advisor provided information for the Board to consider relating to the approval of the Advisory Agreement, including information that addressed, among other things: (i) the nature, extent, and quality of the services that were provided or proposed to be provided by the Advisor; (ii) the costs of the services to be provided and the profits realized by the Advisor; (iii) the investment performance of the Advisor; (iv) the extent to which economies of scale might be realized as the Mega QQQs grow and whether fee levels reflect economies of scale, if any, for the benefit of Mega QQQ shareholders; and (v) other benefits to the Advisor and/or its affiliates from the relationship to the Mega QQQs. It was noted that certain of this information had previously been provided as part of the Advisor’s 15(c) response materials in connection with the annual contract renewal (15(c)) meeting held on September 16-17, 2024.
The Independent Trustees consulted with independent trustee counsel concerning their responsibilities under state and federal law with respect to their consideration of the approval of the Advisory Agreement and other agreements with respect to the Mega
QQQs. It was noted that the Independent Trustees requested, and the Advisor provided, information that was intended to assist the Trustees in evaluating the terms of the Advisory Agreement with respect to the Mega QQQs.
In response to the request from the Independent Trustees, the Advisor provided information and reports relevant to the approv-
al of the Advisory Agreement, including, among other things: (i) information about the advisory services to be provided by the
Advisor with respect to the Mega QQQs; (ii) the Advisor’s Form ADV; (iii) biographies of the employees of the Advisor who would be primarily responsible for providing investment advisory services to the Mega QQQs; (iv) information regarding the proposed contractual fees with respect to the Mega QQQs; (v) comparative industry fee data; (vi) information regarding the Advisor’s trade allocation and best execution policies and procedures; (vii) information about the financial condition of the Advisor; (viii) infor-
mation regarding how the Advisor expects to monitor the Mega QQQs’ compliance with regulatory requirements and Trust proce-
dures; and (ix) the Advisor’s reputation, expertise and resources.
The Trustees retained the services of an independent consultant to assist in selecting a universe of peer group funds with similar investment strategies, as well as to help them in evaluating information with respect to certain aspects of their review, including their review of the reasonableness of fees proposed to be paid by the Mega QQQs.
In considering whether to approve the Advisory Agreement, the Board did not identify any particular factor that was most rele-
vant and each Trustee may have afforded different weight to the various factors.
Fund Name Date of Written Consent
ProShares Ultra QQQ Mega ................................. June 6, 2025
ProShares UltraShort QQQ Mega ............................. June 6, 2025
ProShares Ultra QQQ Top 30 ................................ August 12, 2025
ProShares Ultra S&P 500 Equal Weight ......................... August 20, 2025

364 :: Form N-CSR – Items 8-11 (unaudited)
PROSHARES TRUST
Nature, Extent and Quality of the Advisor’s Services
The Board reviewed the nature, extent and quality of the investment advisory services to be performed by the Advisor with respect to the Mega QQQs. The Board focused on the quality of the personnel and operations at the Advisor and the systems and processes required to manage the Mega QQQs effectively. In particular, the Board considered the following:
the investment objective of each Mega QQQ and the Advisor’s description of the skills needed to manage the Mega QQQs;
the key features of the Mega QQQs, including the investment strategies of the Mega QQQs, as well as the Advisor’s capa-
bilities to manage the Mega QQQs, including the possible employment of optimization/sampling techniques necessary to manage the Mega QQQs and develop creation and redemption baskets;
the size and experience of the Advisor's portfolio management staff and the Advisor’s ability to recruit, train and retain personnel with relevant experience and the specific expertise necessary to manage the Mega QQQs;
the structure of the portfolio management staff compensation program and the incentives it is intended to provide;
the collateral, credit and cash management functions at the Advisor;
the Advisor’s development of investment strategies, including those involving the use of complex financial instruments and processes that maximize the Funds’ ability to meet their stated investment objectives and minimize counterparty risk;
the Advisor’s ability to monitor compliance with the U.S. Securities and Exchange Commission’s liquidity rule, deriva-
tives rule and valuation requirements, among other applicable regulatory requirements;
a continued investment in personnel and technology by the Advisor that would generally improve capacity and efficiency as well as improvements related to remote and hybrid working conditions;
information regarding allocation of Existing Fund brokerage and the selection of counterparties for the Mega QQQs’
portfolio transactions; and
Advisor’s ability to manage the Mega QQQs in a tax efficient manner, which is more challenging for Geared ETFs than for traditional ETFs.
The Board considered that the Advisor will oversee the operations of the Mega QQQs, including oversight of the Mega QQQs’ ser-
vice providers, and will provide compliance services to the Mega QQQs.
Based upon its review, the Board, including all of the Independent Trustees, concluded that (i) the investment advisory services to be provided by the Advisor with respect to the Mega QQQs were expected to be of high quality, (ii) the Advisor has successfully achieved the investment goals of the existing operational Funds in the Trust, and (iii) it was generally satisfied with the nature, quality and extent of services expected to be provided to the Mega QQQs.
Comparison of Services and Fees
At the request of the Independent Trustees, the Advisor presented information about the fairness and reasonableness of the in-
vestment advisory fees payable to the Advisor in light of the investment advisory services to be provided to the Mega QQQs by or at the expense of the Advisor, the costs of these services and the comparability to the fees paid by other investment companies offering strategies similar in nature and extent and sharing similar pricing characteristics to the Mega QQQs. This information included comparative fee information prepared by an independent third-party consultant. The Board discussed the methodology used to prepare the comparative fee data for the Mega QQQs and the potential limitations of such data. The Advisor also presented information about the significant drivers of cost, as well as the impact of certain costs on fees and expenses directly related to the investment strategy of the Mega QQQs. The Board considered the merits of the proposed investment advisory fee and the related agreements.
The Board reviewed information prepared by the independent consultant comparing management fee and expense information for the Mega QQQs to that of peer groups of funds (the “Peer Groups”) determined by the consultant as well as to the relevant fund category determined by the consultant. The Board reviewed Peer Groups and category information prepared by the consultant comparing the contractual advisory fee rate to be paid by the Mega QQQs to other funds with investment objectives most similar to the Mega QQQs. The Board noted the difficulty in compiling the Peer Groups because there are so few, if any, directly compara-
ble funds. Notwithstanding this difficulty, the Board found the comparative information it received to be useful in its evaluation of the reasonableness of the Advisor’s proposed fees. The Board also considered the proposed fee waiver and/or expense reim-
bursement arrangements for the Mega QQQs.

Form N-CSR – Items 8-11 (unaudited) :: 365
PROSHARES TRUST
The Board recognized that it is difficult to make comparisons of fees across fund complexes because there may be variations in the services that are included in the fees paid by other funds. The Board concluded that each Mega QQQ’s advisory fee rates were reasonable given the services proposed to be provided and the fees charged by other funds in the Peer Groups.
Profitability
The Board noted that the Mega QQQs had not yet started operations, so it could not yet evaluate the Advisor’s profitability related to the Mega QQQs. It was noted that each year, as part of its annual contract renewal process, the Trustees discuss the Advisor’s profit margin, including the methodology used in the Advisor’s profitability analysis, and receive information provided by the
Advisor relating to its financial condition and overall profitability related to its management of the Funds in the fund complex.
The Independent Trustees met in Executive Session with Independent Trustee Counsel to discuss and evaluate the information provided by the Advisor and the independent consultant.
The Board considered and discussed with representatives of the Advisor the significant drivers of cost incurred by or expected to be incurred by the Advisor in managing the Mega QQQs, including, but not limited to, intellectual capital, regulatory compliance and entrepreneurial risk, and considered the costs that investors likely would incur if they independently sought to achieve the objectives of the Mega QQQs.
Investment Performance of the Fund and the Advisor
The Trustees noted that the Mega QQQs had not yet commenced operations and, therefore, there was no performance information for the Mega QQQs to consider. The Trustees noted, however, the Advisor’s performance record in managing other ETFs that seek a multiple or inverse multiple of the performance of a securities index.
Economies of Scale
The Board considered each Mega QQQ’s proposed fee arrangements with the Advisor. The Board considered that each Mega QQQ will pay the Advisor an annual investment advisory fee of 0.75% of average daily net assets, and that, pursuant to a contractual three-year waiver, the Advisor has agreed to reduce each Mega QQQ’s annual investment advisory fee by 0.05% on assets in excess of $4.0 billion up to $5.5 billion, 0.10% on assets in excess of $5.5 billion up to $7.0 billion, 0.15% on assets in excess of $7.0 billion up to $8.5 billion, and 0.20% on assets in excess of $8.5 billion. The Board also considered the proposed advisory fee waiver and/
or expense reimbursement arrangements for the Mega QQQs, under which the Advisor will waive fees and/or reimburse expenses to the extent total annual fund operating expenses, before fee waivers and expense reimbursements, as a percentage of average daily net assets, exceed 95 basis points (0.95%) of a Mega QQQ.
Other Benefits
The Board also considered the Advisor’s non-advisory services, including those to be performed under a separate Management
Services Agreement. The Board also considered the fact that shareholders of “geared funds” (such as the Mega QQQs) tend to be active traders, which adds a level of complexity to the management of those funds because the Advisor must account for sig-
nificant flows of assets in and out of such funds. The Board also considered any indirect, or “fall-out,” benefits to the Advisor or its affiliates to be derived from the relationship to the Mega QQQs and concluded that such benefits were not material to their considerations.
Conclusions
The Board, including all of the Independent Trustees, concluded that it was in the best interests of each Mega QQQ and its pro-
spective shareholders to approve the Investment Advisory Agreement and that the terms of the Investment Advisory Agreement for each Mega QQQ were fair and reasonable.
ProShares Ultra S&P 500 Equal Weight and ProShares Ultra QQQ Top 30 (formerly, ProShares QQQ Ultra Top 30) (each, a
“New Non-Unitary ETF” and collectively, the “New Non-Unitary ETFs”)
At a meeting held on June 5, 2025, the Board of Trustees (the “Board”) of ProShares Trust (the “Trust”) considered the initial approval of the Investment Advisory Agreement (the “Advisory Agreement”) between the Trust and ProShare Advisors LLC (the
“Advisor”) with respect to the New Non-Unitary ETFs.
In response to a request from the Independent Trustees, the Advisor provided information for the Board to consider relating to the approval of the Advisory Agreement, including information that addressed, among other things: (i) the nature, extent, and quality of the services that were provided or proposed to be provided by the Advisor; (ii) the costs of the services to be provided and the profits realized by the Advisor; (iii) the investment performance of the Advisor; (iv) the extent to which economies of scale might be realized as the New Non-Unitary ETFs grow and whether fee levels reflect economies of scale, if any, for the benefit of New
Non-Unitary ETF shareholders; and (v) other benefits to the Advisor and/or its affiliates from the relationship to the New Non-Uni-

366 :: Form N-CSR – Items 8-11 (unaudited)
PROSHARES TRUST
tary ETFs. It was noted that certain of this information had previously been provided as part of the Advisor’s 15(c) response mate-
rials in connection with the annual contract renewal (15(c)) meeting held on September 16-17, 2024.
The Independent Trustees consulted with independent trustee counsel concerning their responsibilities under state and federal law with respect to their consideration of the approval of the Advisory Agreement and other agreements with respect to the New
Non-Unitary ETFs. It was noted that the Independent Trustees requested, and the Advisor provided, information that was intended to assist the Trustees in evaluating the terms of the Investment Advisory Agreement with respect to the New Non-Unitary ETFs.
The Independent Trustees met in Executive Session with Independent Trustee Counsel to discuss and evaluate the information provided by the Advisor and the independent consultant.
In response to the request from the Independent Trustees, the Advisor provided information and reports relevant to the approv-
al of the Advisory Agreement, including, among other things: (i) information about the advisory services to be provided by the
Advisor with respect to the New Non-Unitary ETFs; (ii) the Advisor’s Form ADV; (iii) biographies of the employees of the Advisor who would be primarily responsible for providing investment advisory services to the New Non-Unitary ETFs; (iv) information regarding the proposed contractual fees with respect to the New Non-Unitary ETFs; (v) comparative industry fee data; (vi) infor-
mation regarding the Advisor’s trade allocation and best execution policies and procedures; (vii) information about the financial condition of the Advisor; (viii) information regarding how the Advisor expects to monitor the New Non-Unitary ETFs’ compliance with regulatory requirements and Trust procedures; and (ix) the Advisor’s reputation, expertise and resources.
The Trustees retained the services of an independent consultant to assist in selecting a universe of peer group funds with similar investment strategies, as well as to help them in evaluating information with respect to certain aspects of their review, including their review of the reasonableness of fees proposed to be paid by the New Non-Unitary ETFs.
In considering whether to approve the Investment Advisory Agreement, the Board did not identify any particular factor that was most relevant and each Trustee may have afforded different weight to the various factors.
Nature, Extent and Quality of the Advisor’s Services
The Board reviewed the nature, extent and quality of the investment advisory services to be performed by the Advisor with respect to the New Non-Unitary ETFs. The Board focused on the quality of the personnel and operations at the Advisor and the systems and processes required to manage the New Non-Unitary ETFs effectively. In particular, the Board considered the following:
the investment objective of each New Non-Unitary ETF and the Advisor’s description of the skills needed to manage the
New Non-Unitary ETFs;
the key features of the New Non-Unitary ETFs, including the investment strategies of the New Non-Unitary ETFs, as well as the Advisor’s capabilities to manage the New Non-Unitary ETFs, including the possible employment of optimization/
sampling techniques necessary to manage the New Non-Unitary ETFs and develop creation and redemption baskets;
the size and experience of the Advisor's portfolio management staff and the Advisor’s ability to recruit, train and retain personnel with relevant experience and the specific expertise necessary to manage the New Non-Unitary ETFs;
the structure of the portfolio management staff compensation program and the incentives it is intended to provide;
the collateral, credit and cash management functions at the Advisor;
the Advisor’s development of investment strategies, including those involving the use of complex financial instruments and processes that maximize the Funds’ ability to meet their stated investment objectives and minimize counterparty risk;
the Advisor’s ability to monitor compliance with the U.S. Securities and Exchange Commission’s liquidity rule, deriva-
tives rule and valuation requirements, among other applicable regulatory requirements;
a continued investment in personnel and technology by the Advisor that would generally improve capacity and efficien-
cy;
information regarding allocation of existing Fund brokerage and the selection of counterparties for the existing Funds’
portfolio transactions; and
Advisor’s ability to manage the New Non-Unitary ETFs in a tax efficient manner, which is more challenging for Geared
ETFs than for traditional ETFs.
The Board considered that the Advisor will oversee the operations of the New Non-Unitary ETFs, including oversight of the New
Non-Unitary ETFs’ service providers, and will provide compliance services to the New Non-Unitary ETFs.

Form N-CSR – Items 8-11 (unaudited) :: 367
PROSHARES TRUST
Based upon its review, the Board, including all of the Independent Trustees, concluded that (i) the investment advisory services to be provided by the Advisor with respect to the New Non-Unitary ETFs were expected to be of high quality, (ii) the Advisor has successfully achieved the investment goals of the existing operational Funds in the Trust, and (iii) it was generally satisfied with the nature, quality and extent of services expected to be provided to the New Non-Unitary ETFs.
Comparison of Services and Fees
At the request of the Independent Trustees, the Advisor presented information about the fairness and reasonableness of the in-
vestment advisory fees payable to the Advisor in light of the investment advisory services to be provided to the New Non-Unitary
ETFs by or at the expense of the Advisor, the costs of these services and the comparability to the fees paid by other investment companies offering strategies similar in nature and extent and sharing similar pricing characteristics to the New Non-Unitary
ETFs. This information included comparative fee information prepared by an independent third-party consultant. The Board dis-
cussed the methodology used to prepare the comparative fee data for the New Non-Unitary ETFs and the potential limitations of such data. The Advisor also presented information about the significant drivers of cost, as well as the impact of certain costs on fees and expenses directly related to the investment strategy of the New Non-Unitary ETFs. The Board considered the merits of the proposed investment advisory fee and the related agreements.
The Board reviewed information prepared by the independent consultant comparing management fee and expense information for the New Non-Unitary ETFs to that of peer groups of funds (the “Peer Groups”) determined by the consultant as well as to the relevant fund category determined by the consultant. The Board reviewed Peer Groups and category information prepared by the consultant comparing the contractual advisory fee rate to be paid by the New Non-Unitary ETFs to other funds with investment objectives most similar to the New Non-Unitary ETFs. The Board noted the difficulty in compiling the Peer Groups because there are so few, if any, directly comparable funds. Notwithstanding this difficulty, the Board found the comparative information it re-
ceived to be useful in its evaluation of the reasonableness of the Advisor’s proposed fees. The Board also considered the proposed fee waiver and/or expense reimbursement arrangements for the New Non-Unitary ETFs.
The Board recognized that it is difficult to make comparisons of fees across fund complexes because there may be variations in the services that are included in the fees paid by other funds. The Board concluded that each New Non-Unitary ETF’s advisory fee rates were reasonable given the services proposed to be provided and the fees charged by other funds in the Peer Groups.
Profitability
The Board noted that the New Non-Unitary ETFs had not yet started operations, so it could not yet evaluate the Advisor’s prof-
itability related to the New Non-Unitary ETFs. It was noted that each year, as part of its annual contract renewal process, the
Trustees discuss the Advisor’s profit margin, including the methodology used in the Advisor’s profitability analysis, and receive information provided by the Advisor relating to its financial condition and overall profitability related to its management of the
Funds in the fund complex.
The Board considered and discussed with representatives of the Advisor the significant drivers of cost incurred by or expected to be incurred by the Advisor in managing the New Non-Unitary ETFs, including, but not limited to, intellectual capital, regulatory compliance and entrepreneurial risk, and considered the costs that investors likely would incur if they independently sought to achieve the objectives of the New Non-Unitary ETFs.
Investment Performance of the Fund and the Advisor
The Trustees noted that the New Non-Unitary ETFs had not yet commenced operations and, therefore, there was no performance information for the New Non-Unitary ETFs to consider. The Trustees noted, however, the Advisor’s performance record in manag-
ing other ETFs that seek a multiple or inverse multiple of the performance of a securities index.
Economies of Scale
The Board considered each New Non-Unitary ETF’s proposed fee arrangements with the Advisor. The Board considered that each
New Non-Unitary ETF will pay the Advisor an annual investment advisory fee of 0.75% of average daily net assets, and that, pursu-
ant to a contractual three-year waiver, the Advisor has agreed to reduce each New Non-Unitary ETF’s annual investment advisory fee by 0.05% on assets in excess of $4.0 billion up to $5.5 billion, 0.10% on assets in excess of $5.5 billion up to $7.0 billion, 0.15%
on assets in excess of $7.0 billion up to $8.5 billion, and 0.20% on assets in excess of $8.5 billion. The Board also considered the proposed advisory fee waiver and/or expense reimbursement arrangements for the New Non-Unitary ETFs, under which the Advi-
sor will waive fees and/or reimburse expenses to the extent total annual fund operating expenses, before fee waivers and expense reimbursements, as a percentage of average daily net assets, exceed 95 basis points (0.95%) of a New Non-Unitary ETF.

368 :: Form N-CSR – Items 8-11 (unaudited)
PROSHARES TRUST
Other Benefits
The Board also considered the Advisor’s non-advisory services, including those to be performed under a separate Management
Services Agreement. The Board also considered the fact that shareholders of “geared funds” (such as the New Non-Unitary ETFs)
tend to be active traders, which adds a level of complexity to the management of those funds because the Advisor must account for significant flows of assets in and out of such funds. The Board also considered any indirect, or “fall-out,” benefits to the Advisor or its affiliates to be derived from the relationship to the New Non-Unitary ETFs and concluded that such benefits were not material to their considerations.
Conclusions
The Board, including all of the Independent Trustees, concluded that it was in the best interests of each New Non-Unitary ETF and its prospective shareholders to approve the Investment Advisory Agreement and that the terms of the Investment Advisory
Agreement for each New Non-Unitary ETF were fair and reasonable.
ProShares Trust Annual Approval
At a meeting held on September 29, 2025, the Board of Trustees (the “Board”) of ProShares Trust (the “Trust”) considered the renewal of the Investment Advisory Agreement (the “Investment Advisory Agreement”) and the Investment Advisory and Man-
agement Agreement (the “Unitary Fee Agreement”) (collectively, the “Advisory Agreements”), each for certain series of ProShares
Trust (the “Trust”), between the Trust, on behalf of each of its operational series (the “Funds”), and ProShare Advisors LLC (the
“Advisor”). Certain Funds are designed to track, before fees and expenses, the performance of an underlying index (each, a “Match-
ing Fund” and, collectively, the “Matching Funds”). Certain other Funds are actively-managed and are designed to meet a specified investment objective (each, an “Active Fund” and, collectively, the “Active Funds”). Certain other Funds are “geared” funds that are designed to seek daily investment results, before fees and expenses, that correspond to the inverse (i.e., -1x), a multiple (i.e., 3x or
2x), or an inverse multiple (i.e., -3x or -2x) of the daily performance of an underlying index or security (each, a “Geared Fund” and, collectively, the “Geared Funds”). The Independent Trustees met in Executive Session with Independent Trustee Counsel to dis-
cuss and evaluate the information provided by the Advisor and the independent consultant. Among other things, the Independent
Trustees reviewed information regarding the financial condition and profitability of the Advisor, including the methodologies involved in calculating profitability.
In considering whether to approve the continuance of the Advisory Agreements, the Board did not identify any particular infor-
mation that was most relevant and each Trustee may have afforded different weight to the various factors.
The Board received a memorandum from independent legal counsel to the Independent Trustees regarding the Board’s respon-
sibilities under state and federal law with respect to the Board’s consideration of the renewal or approval of investment advisory agreements. The Independent Trustees were advised by Trust counsel and their independent legal counsel throughout the pro-
cess, including about the legal standards applicable to their review.
In response to a request from Independent Legal Counsel on behalf of the Independent Trustees, the Advisor provided information for the Board to consider relating to the continuance of the Advisory Agreements, including information that addressed, among other things:
the nature, extent and quality of the services that were provided or proposed to be provided by the Advisor;
the costs of the services to be provided and the profits realized by the Advisor;
the investment performance of the Funds and the Advisor;
the extent to which economies of scale might be realized as the Funds grow and whether fee levels reflect economies of scale, if any, for the benefit of Fund shareholders; and
other benefits to the Advisor and/or its affiliates from the relationship to the Funds.
It was noted that the Independent Trustees requested, and received, information from the Advisor concerning the Funds to assist them in evaluating the terms of the Advisory Agreements. In response to the request from the Independent Trustees, the Advisor provided information and reports relevant to the continuance of the Advisory Agreements, including, among other things:
information about the advisory services provided by the Advisor with respect to the Funds;
the Advisor’s Form ADV;
biographies of the employees of the Advisor who are primarily responsible for providing investment advisory services to the Funds;

Form N-CSR – Items 8-11 (unaudited) :: 369
PROSHARES TRUST
information regarding each component of the contractual fee rates and actual fee rates for the prior fiscal year;
information regarding advisory fees earned and advisory fees waived for previous periods;
performance information for prior periods;
comparative industry fee data;
with respect to Funds subject to the Investment Advisory Agreement, information about fees and other amounts that were received by the Advisor and its affiliates for non-advisory management services with respect to the Funds;
information regarding the Advisor's trade allocation and best execution policies and procedures;
information about the financial condition of the Advisor;
information regarding how the Advisor monitors each Fund's compliance with regulatory requirements and Trust pro-
cedures; and
the Advisor’s reputation, expertise and resources.
The Independent Trustees asked the Advisors to retain the services of an independent consultant to identify peer group funds for each Fund (the “Peer Group”) with similar investment strategies, to assist them in evaluating information with respect to certain aspects of their review, including the performance of the Funds and the reasonableness of fees paid by the Funds. The Board eval-
uated information available to it on a Fund-by-Fund basis, and its determinations were made separately with respect to each Fund.
In addition to the information provided and discussions that occurred at the meeting at which the Board took action regarding the renewal of the Advisory Agreements, the Board also considered information it received throughout the year as part of its reg-
ular oversight of the Funds.
Nature, Extent and Quality of the Advisor's Services
The Board reviewed the nature, extent and quality of the investment advisory services performed by the Advisor with respect to the Funds. The Board noted no significant differences between the nature and scope of services provided by the Advisor in the past year and as compared those services to be provided in the upcoming year. The Board focused on the quality of the personnel and operations at the Advisor and the systems and processes required to manage the Funds effectively. Among other things, the
Board considered the following:
the investment objective of each Fund, the Advisor’s description of the skills needed to manage each Fund and the Advi-
sor's success in achieving the investment objectives of each Fund;
the key features of the Funds, including the unique asset classes and investment strategies of certain Funds, as well as the employment of optimization/sampling techniques necessary to manage certain Funds and develop creation and re-
demption baskets for certain Funds, and the actively managed strategies utilized by certain Funds;
with respect to the Geared Funds, the fact that to maintain exposure consistent with each Geared Fund’s daily investment objective, each Geared Fund needs to be rebalanced each day, an activity not typical of traditional ETFs or index funds;
the size and experience of the Advisor’s portfolio staff and the Advisor’s ability to recruit, train and retain personnel with relevant experience and the specific expertise necessary to manage the Funds;
the structure of the Advisor’s portfolio staff compensation program and the incentives it is intended to provide;
the collateral, credit and cash management functions at the Advisor and enhancements made in these areas in recent years;
the Advisor’s development of investment strategies, including those involving the use of complex financial instruments and processes that maximize the Funds’ ability to meet their stated investment objectives and minimize counterparty risk;
the Advisor’s ability to monitor compliance with the federal securities laws, including the Securities and Exchange Com-
mission’s liquidity rule, derivatives rule and valuation requirements, among other applicable regulatory requirements;

370 :: Form N-CSR – Items 8-11 (unaudited)
PROSHARES TRUST
for certain cryptocurrency-linked ETFs, the Advisor’s familiarity with digital assets and Bitcoin, Ether, Solana and XRP in particular, as well as processes related to assessing risk and liquidity with respect to investments in cryptocurrency derivatives, the Advisor’s familiarity with the market for cryptocurrency derivatives and its ability to manage the ETFs and obtain appropriate exposure in that market, the appropriateness of investing in cryptocurrency-related instruments by the Funds as exchange-traded funds and the potential benefits of a futures-based approach;
a continued investment in personnel and technology by the Advisor that would generally improve capacity and efficien-
cy;
information regarding allocation of Fund brokerage and the selection of counterparties for Fund portfolio transactions, as well as the Advisor’s ability to negotiate generally favorable terms with swap counterparties on behalf of various
Funds; and
the Advisor’s ability to manage the Funds in a tax efficient manner, which is more challenging for Geared ETFs and cryp-
tocurrency-linked ETFs than for traditional ETFs.
The Board considered that the Advisor oversees the operations of the Funds and provides compliance services to the Funds. The
Board also reviewed the Advisor’s compliance program, including specific activities associated with the Funds. The Board dis-
cussed the compliance program with the Funds’ Chief Compliance Officer (the “CCO”). The Board and the CCO discussed the CCO's evaluation of the operation of the Advisor’s compliance program and efforts with respect to the Funds, changes made to the Advi-
sor's compliance program since the CCO's last annual report to the Board, and whether the CCO believed additional enhancements to the compliance program were warranted. The Board discussed compliance issues reported to the Board during prior years and the remediation of such issues. The Board discussed key risk areas identified by the CCO and how such risks are addressed by the compliance program.
Based upon its review, the Board, including all of the Independent Trustees, concluded with respect to each Fund that (i) the investment advisory services provided by the Advisor with respect to the Fund were of high quality, (ii) the Advisor achieved the investment goals of the Fund, (iii) the Advisor's services benefited the Fund’s shareholders, particularly in light of the nature of the Fund and the services required to support each such Fund and (iv) it was generally satisfied with the nature, quality and extent of services provided by the Advisor to the Funds.
Comparison of Services and Fees
The Advisor presented information about the fairness and reasonableness of the investment advisory fees payable to the Advisor in light of the investment advisory services provided to the Funds at the expense of the Advisor, the costs of these services and the comparability to the fees paid by other investment companies, including ETFs, and in certain cases mutual funds or other invest-
ment vehicles, offering strategies similar to the Funds. The Board discussed the methodology used to prepare the comparative fee data for each Fund and the potential limitations of such data. The Board discussed the challenges in compiling the comparative data and Peer Group information for certain Funds because, by design, many of the Funds are unique, because they are geared funds or because they are based on “thematic” strategies or newer indices or newer asset classes, and few, if any, funds offering substantially similar investment objectives and strategies exist. The Board considered the Advisor’s representation that it found the Peer Groups compiled by the independent consultant to be appropriate but acknowledged the existence of certain differences between certain Funds and their peers that may limit the usefulness of comparisons. The Board noted that the methodology used to compile the Peer Group and comparative data was substantially similar to that used in prior years and is continually re-evalu-
ated. Notwithstanding the challenge associated with Peer Group and data compilation, the Board found the comparative informa-
tion it received to be useful in its evaluation of the fairness and reasonableness of the Advisor's fees.
The Board considered that, in cases where a Fund had higher fees and expenses than other funds in its respective Peer Group, such differences reflected the Advisor’s belief, after considering relevant factors, that the fees and expenses are fair and reasonable in light of the nature and quality of the services provided and in relation to fees by funds in the Peer Group to their advisers. The Ad-
visor presented information about the significant drivers of cost and also made representations regarding the costs to investors of seeking to achieve the objectives of the Funds on their own and noted that it would be more expensive or impractical to do so.
The Board also considered the fee waiver and/or expense reimbursement arrangements currently in place for each Fund covered under the Advisory Agreement and certain Funds covered under the Unitary Fee Agreement and the net advisory fees paid by each such Fund after taking waivers and reimbursements into account.
The Board also recognized the challenges in comparing fees across fund complexes because there may be variations in services that are included in the fees paid by other ETFs.

Form N-CSR – Items 8-11 (unaudited) :: 371
PROSHARES TRUST
The Board, including all of the Independent Trustees, concluded that, with respect to the Funds, the investment advisory fees and any other compensation payable to the Advisor were fair and reasonable in relation to the nature and quality of the services pro-
vided and that the continuance of each Advisory Agreement was in the best interests of the shareholders of the Funds.
Investment Performance of the Funds and the Advisor
The Board considered total return information for each operational Fund and focused on the correlation of returns to benchmark information for each Geared Fund for the 3-month, 1-year, 3-year, 5- year, 10-year and since inception periods ended June 30, 2025, as applicable. The Board also considered performance information provided at regular Board meetings throughout the year. The
Board noted that correlation of returns for each Geared Fund remained strong during the applicable periods and that Geared Fund performance when compared with target performance was generally within expected ranges. The Board further noted that Match-
ing Fund and Active Fund performance compared with benchmark index performance was also generally within expected ranges during the applicable periods. The Board noted that, given the nature of the Funds that are Matching Funds or Geared Funds, the correlation of such Fund’s performance with the performance of its underlying benchmark (or relevant inverse or multiple there-
of) was more meaningful than a Fund’s total return.
With respect to the cryptocurrency-linked Funds, the Board considered each Fund’s relative performance as compared to its re-
spective Peer Group average and benchmark index returns for each of the one-year and since inception periods ended June 30,
2025, as applicable. The Board noted that each such Fund’s performance was generally in line with the comparative Peer Groups, even if the Fund underperformed one or more of its peers for a particular period.
After reviewing the performance of the Funds, the Board, including all of the Independent Trustees, concluded that the perfor-
mance of the Funds was satisfactory.
Profitability
The Board considered and discussed the significant drivers of cost incurred by or expected to be incurred by the Advisor in man-
aging the Funds, including, but not limited to, employee compensation, information technology, intellectual capital, regulatory compliance, daily portfolio rebalancing of the Geared Funds, and entrepreneurial risk, and considered the costs that investors likely would incur if they independently sought to achieve the objectives of the Funds. The Board considered and discussed with representatives of the Advisor the profitability to the Advisor of its management of each of the Funds with respect to each Fund individually and all Funds collectively. The Board also discussed the Advisor’s profitability, including the expense allocation methodology used in the Advisor’s profitability analysis. It was noted that the methodology for determining profitability was conducted in a similar fashion as the prior year.
Based on its review, the Board, including all of the Independent Trustees, concluded that the profitability to the Advisor was rea-
sonable in light of the services and benefits provided to each Fund.
Economies of Scale
The Board discussed with representatives of the Advisor potential economies of scale in connection with the management and op-
eration of each Fund, as well as the effect of the contractual expense limitations undertaken by the Advisor. The Board considered that each Fund covered by the Investment Advisory Agreement pays the Advisor an annual investment advisory fee of 0.75% of average daily net assets (other than the ProShares Global Listed Private Equity ETF, which pays 0.50%, and the ProShares Infla-
tion Expectations ETF, which pays 0.55%), and that, pursuant to a contractual waiver, the Advisor has agreed to reduce each such
Fund's annual investment advisory fee by 0.05% on assets in excess of $4.0 billion up to $5.5 billion, 0.10% on assets in excess of $5.5 billion up to $7.0 billion, 0.15% on assets in excess of $7.0 billion up to $8.5 billion, and 0.20% on assets in excess of $8.5 billion, through at least September 30, 2026. The Board considered that, during the fiscal period, certain Funds were subject to investment advisory fee reductions as a result of breakpoint fee reductions.
The Board considered that the Funds covered by the Unitary Fee Agreement pay a fee that remains the same (as a percentage of such a Fund’s net assets) as asset levels increase. The Board also noted that under the Unitary Fee Agreement the Advisor is contractually obligated to pay actual costs above the Unitary Fee (other than excluded costs) and that the Unitary Fee Agreement provides an effective cap on each subject Fund’s normal operating expenses, which otherwise would be higher if a Fund does not achieve sufficient size. The Board also noted the Advisor’s representation that such an arrangement provides important dis-
tribution benefits for the Funds and addresses competitive pressures within the ETF industry, particularly with “strategic” or
“matching” funds.
The Board also considered the asset levels of the other Funds that have no breakpoints in their contractual advisory fees and determined that it would not be necessary to implement breakpoints at this time. The Board noted that the asset levels of some
Funds increase and decrease, sometimes significantly, and therefore economies of scale may be elusive.
The Board considered that certain Funds may benefit from the expense limitation arrangements in place for those Funds.

372 :: Form N-CSR – Items 8-11 (unaudited)
PROSHARES TRUST
The Board indicated to the Advisor that it will continue to consider and evaluate, on an ongoing basis, potential economies of scale and how Fund shareholders might benefit from those economies of scale.
Other Benefits
The Board also considered the Advisor’s non-advisory management services, including those performed under a separate Man-
agement Services Agreement for Funds covered under the Investment Advisory Agreement. The Board considered the fact that the Geared Funds’ shareholders, and the shareholders of certain Matching Funds, tend to be active traders, which adds a level of complexity to the management of those Funds as the Advisor needs to account for significant asset flows in and out of the Funds.
The Board also considered any indirect, or “fall-out,” benefits that the Advisor or its affiliates derived from their relationship to the Funds but concluded that such benefits were relatively insignificant.
Conclusions
Based on, but not limited to, the above considerations and determinations, the Board, including all of the Independent Trustees, determined that the Advisory Agreements for the Funds are fair and reasonable in light of the nature, extent and quality of the services to be performed, the fee rates to be paid, the Advisor’s expenses and such other matters as the Board considered relevant in the exercise of its business judgement. Accordingly, the Board concluded that the continuance of the Advisory Agreements was in the best interests of the shareholders of the Funds. On this basis, the Board unanimously voted in favor of the renewal of the
Advisory Agreements.

This report is submitted for the general information of the shareholders of ProShares. It is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus. To obtain the most recent month end performance information for each ETF, visit ProShares.com.
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PROSHARES TRUST
Distributor: SEI Investments Distribution Co.
Semiannual Financial
Statements and
Additional Information
NOVEMBER 30, 2025 (UNAUDITED)
Bitcoin & Ether Equal Weight ETF*
BETE
Bitcoin & Ether Market Cap Weight ETF*
BETH
Bitcoin ETF*
BITO
Ether ETF*
EETH
Short Bitcoin ETF*
BITI
Short Ether ETF*
SETH
Ultra Bitcoin ETF*
BITU
Ultra Ether ETF*
ETHT
Ultra Solana ETF*
SLON
Ultra XRP ETF*
UXRP
UltraShort Bitcoin ETF*
SBIT
UltraShort Ether ETF*
ETHD
* The Bitcoin & Ether Equal Weight ETF, Bitcoin & Ether Market Cap Weight ETF, Bitcoin ETF, Ether ETF, Short Bitcoin ETF, Short
Ether ETF, Ultra Bitcoin ETF, Ultra Ether ETF, Ultra Solana ETF, Ultra XRP ETF, UltraShort Bitcoin ETF and UltraShort Ether ETF
funds are consolidated with Cayman Bitcoin & Ether Equal Weight Strategy Portfolio, Cayman Bitcoin & Ether Strategy Portfolio,
Cayman Bitcoin Strategy Portfolio, Cayman Ether Strategy Portfolio, Cayman Bitcoin Inverse Strategy Portfolio, Cayman Short
Ether Strategy Portfolio, Cayman Ultra Bitcoin Portfolio, Cayman Ultra Ether Portfolio, Cayman Ultra Solana Portfolio, Cayman
Ultra XRP Portfolio, Cayman UltraShort Bitcoin Portfolio and Cayman UltraShort Ether Portfolio, respectively.

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1 Consolidated Schedule of Portfolio Investments
15 Consolidated Statements of Assets and Liabilities
19 Consolidated Statements of Operations
23 Consolidated Statements of Changes in Net Assets
28 Consolidated Statement of Cash Flow
30 Consolidated Financial Highlights
38 Notes to Financial Statements
59 Miscellaneous Information
62 Form N-CSR – Items 8-11

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2025 (UNAUDITED) :: 1
PROSHARES TRUST
CONSOLIDATED SCHEDULE
OF PORTFOLIO INVESTMENTS

BITCOIN & ETHER EQUAL WEIGHT ETF :: NOVEMBER 30, 2025 (UNAUDITED)
CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
2
BETE
::
See accompanying notes to the financial statements.
Investments
Principal
Amount Value
Short-Term Investments — 56 .0%
Repurchase Agreements (a) — 56 .0%
Repurchase Agreements
with various counterparties,
rates 2.5% - 4.08%, dated
11/28/2025, due 12/1/2025,
total to be received $6,146,899
(Cost $6,144,913) $ 6,144,913
$ 6,144,913
Total Investments — 56.0%
(Cost $6,144,913) 6,144,913
Other assets less liabilities — 44.0% 4,830,533
Net Assets — 100.0% $ 10,975,446
(a) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the
securities subject to repurchase.
As of November 30, 2025, the gross unrealized appreciation
(depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation $ 50,320
Aggregate gross unrealized depreciation —
Net unrealized appreciation $ 50,320
Federal income tax cost $ 6,144,913
Futures Contracts Purchased
Bitcoin & Ether Equal Weight ETF had the following open long futures contracts as of November 30, 2025:
Number of
Contracts
AAAAAA
Expiration Date
AAAAAA
Trading
Currency
AA
Notional Amount
AAAAAA
Value and
Unrealized
Appreciation
AAAAAA
CME Bitcoin 11 12/26/2025 U.S. Dollar $ 5,008,575 $ 38,857
CME Ether 34 12/26/2025 U.S. Dollar 5,182,450 11,463
$ 50,320

NOVEMBER 30, 2025 (UNAUDITED) :: BITCOIN & ETHER MARKET CAP WEIGHT ETF
CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
3
BETH
::
See accompanying notes to the financial statements.
Investments
Principal
Amount Value
Short-Term Investments — 59 .3%
Repurchase Agreements (a) — 59 .3%
Repurchase Agreements
with various counterparties,
rates 2.5% - 4.08%, dated
11/28/2025, due 12/1/2025,
total to be received
$10,096,827
(Cost $10,093,566) $ 10,093,566
$ 10,093,566
Total Investments — 59.3%
(Cost $10,093,566) 10,093,566
Other assets less liabilities — 40.7% 6,933,563
Net Assets — 100.0% $ 17,027,129
(a) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the
securities subject to repurchase.
As of November 30, 2025, the gross unrealized appreciation
(depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation $ 111,706
Aggregate gross unrealized depreciation —
Net unrealized appreciation $ 111,706
Federal income tax cost $ 10,093,566
Futures Contracts Purchased
Bitcoin & Ether Market Cap Weight ETF had the following open long futures contracts as of November 30, 2025:
Number of
Contracts
AAAAAA
Expiration Date
AAAAAA
Trading
Currency
AA
Notional Amount
AAAAAA
Value and
Unrealized
Appreciation
AAAAAA
CME Bitcoin 30 12/26/2025 U.S. Dollar $ 13,659,750 $ 105,974
CME Ether 17 12/26/2025 U.S. Dollar 2,591,225 5,732
$ 111,706

BITCOIN ETF :: NOVEMBER 30, 2025 (UNAUDITED)
CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
4
BITO
::
See accompanying notes to the financial statements.
Investments
Principal
Amount Value
Short-Term Investments — 64 .3%
Repurchase Agreements (a) — 5 .3%
Repurchase Agreements
with various counterparties,
rates 2.5% - 4.08%, dated
11/28/2025, due 12/1/2025,
total to be received
$125,052,548
(Cost $125,012,161) $ 125,012,161
$ 125,012,161
U.S. Treasury Obligations — 59 .0%
U.S. Treasury Bills
3.90%, 12/26/2025 (b)
(Cost $1,396,227,778) 1,400,000,000 1,396,220,588
Total Short-Term Investments
(Cost $1,521,239,939) 1,521,232,749
Total Investments — 64.3%
(Cost $1,521,239,939) 1,521,232,749
Other assets less liabilities — 35.7% 845,862,884
Net Assets — 100.0% $ 2,367,095,633
(a) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the
securities subject to repurchase.
(b) The rate shown was the current yield as of November 30, 2025.
As of November 30, 2025, the gross unrealized appreciation
(depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation $ 76,555,041
Aggregate gross unrealized depreciation (7,190)
Net unrealized appreciation $ 76,547,851
Federal income tax cost $ 1,521,239,939
Futures Contracts Purchased
Bitcoin ETF had the following open long futures contracts as of November 30, 2025:
Number of
Contracts
AAAAAA
Expiration Date
AAAAAA
Trading
Currency
AA
Notional Amount
AAAAAA
Value and
Unrealized
Appreciation
AAAAAA
CME Bitcoin 4,732 12/26/2025 U.S. Dollar $ 2,154,597,900 $ 76,555,041

NOVEMBER 30, 2025 (UNAUDITED) :: ETHER ETF
CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
5
EETH
::
See accompanying notes to the financial statements.
Investments
Principal
Amount Value
Short-Term Investments — 19 .8%
Repurchase Agreements (a) — 19 .8%
Repurchase Agreements
with various counterparties,
rates 2.5% - 4.08%, dated
11/28/2025, due 12/1/2025,
total to be received
$14,230,842
(Cost $14,226,248) $ 14,226,248
$ 14,226,248
Total Investments — 19.8%
(Cost $14,226,248) 14,226,248
Other assets less liabilities — 80.2% 57,686,219
Net Assets — 100.0% $ 71,912,467
(a) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the
securities subject to repurchase.
As of November 30, 2025, the gross unrealized appreciation
(depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation $ 4,075,260
Aggregate gross unrealized depreciation —
Net unrealized appreciation $ 4,075,260
Federal income tax cost $ 14,226,248
Futures Contracts Purchased
Ether ETF had the following open long futures contracts as of November 30, 2025:
Number of
Contracts
AAAAAA
Expiration Date
AAAAAA
Trading
Currency
AA
Notional Amount
AAAAAA
Value and
Unrealized
Appreciation
AAAAAA
CME Ether 435 12/26/2025 U.S. Dollar $ 66,304,875 $ 4,075,260

SHORT BITCOIN ETF :: NOVEMBER 30, 2025 (UNAUDITED)
CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
6
BITI
::
See accompanying notes to the financial statements.
Investments
Principal
Amount Value
Short-Term Investments — 68 .4%
Repurchase Agreements (a) — 68 .4%
Repurchase Agreements
with various counterparties,
rates 2.5% - 4.08%, dated
11/28/2025, due 12/1/2025,
total to be received
$93,049,097
(Cost $93,019,046) $ 93,019,046
$ 93,019,046
Total Investments — 68.4%
(Cost $93,019,046) 93,019,046
Other assets less liabilities — 31.6% 43,007,594
Net Assets — 100.0% $ 136,026,640
(a) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the
securities subject to repurchase.
As of November 30, 2025, the gross unrealized appreciation
(depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation $ —
Aggregate gross unrealized depreciation (5,584,667)
Net unrealized depreciation $ (5,584,667)
Federal income tax cost $ 93,019,046
Futures Contracts Sold
Short Bitcoin ETF had the following open short futures contracts as of November 30, 2025:
Number of
Contracts
A
Expiration Date
A
Trading
Currency
A
Notional Amount
A
Value and
Unrealized
Depreciation
A
CME Bitcoin 298 12/26/2025 U.S. Dollar $ 135,686,850 $ (5,584,667)

NOVEMBER 30, 2025 (UNAUDITED) :: SHORT ETHER ETF
CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
7
SETH
::
See accompanying notes to the financial statements.
Investments
Principal
Amount Value
Short-Term Investments — 48 .1%
Repurchase Agreements (a) — 48 .1%
Repurchase Agreements
with various counterparties,
rates 2.5% - 4.08%, dated
11/28/2025, due 12/1/2025,
total to be received $6,586,281
(Cost $6,584,152) $ 6,584,152
$ 6,584,152
Total Investments — 48.1%
(Cost $6,584,152) 6,584,152
Other assets less liabilities — 51.9% 7,108,717
Net Assets — 100.0% $ 13,692,869
(a) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the
securities subject to repurchase.
As of November 30, 2025, the gross unrealized appreciation
(depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation $ —
Aggregate gross unrealized depreciation (32,160)
Net unrealized depreciation $ (32,160)
Federal income tax cost $ 6,584,152
Futures Contracts Sold
Short Ether ETF had the following open short futures contracts as of November 30, 2025:
Number of
Contracts
A
Expiration Date
A
Trading
Currency
A
Notional Amount
A
Value and
Unrealized
Depreciation
A
CME Ether 89 12/26/2025 U.S. Dollar $ 13,565,825 $ (32,116)
CME Micro Ether 390 12/26/2025 U.S. Dollar 118,892 (44)
$ (32,160)

ULTRA BITCOIN ETF :: NOVEMBER 30, 2025 (UNAUDITED)
CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
8
BITU
::
See accompanying notes to the financial statements.
Investments
Principal
Amount Value
Short-Term Investments — 15 .0%
Repurchase Agreements (a) — 15 .0%
Repurchase Agreements
with various counterparties,
rates 2.5% - 4.08%, dated
11/28/2025, due 12/1/2025,
total to be received
$111,521,187
(Cost $111,485,172) $ 111,485,172
$ 111,485,172
Total Investments — 15.0%
(Cost $111,485,172) 111,485,172
Other assets less liabilities — 85.0% 634,026,546
Net Assets — 100.0% $ 745,511,718
(a) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the
securities subject to repurchase.
As of November 30, 2025, the gross unrealized appreciation
(depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation $ 9,159,770
Aggregate gross unrealized depreciation (169,724,780)
Net unrealized depreciation $ (160,565,010)
Federal income tax cost $ 111,485,172
Futures Contracts Purchased
Ultra Bitcoin ETF had the following open long futures contracts as of November 30, 2025:
Number of
Contracts
AAAAAA
Expiration Date
AAAAAA
Trading
Currency
AA
Notional Amount
AAAAAA
Value and
Unrealized
Appreciation
AAAAAA
CME Bitcoin 585 12/26/2025 U.S. Dollar $ 266,365,125 $ 6,722,596

See accompanying notes to the financial statements.
NOVEMBER 30, 2025 (UNAUDITED) :: ULTRA BITCOIN ETF
CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
9
BITU
::
Swap Agreements
a
Ultra Bitcoin ETF had the following open non-exchange traded total return swap agreements as of November 30, 2025:
Notional
Amount
($)
A
Termination
Date
b
A
Counterparty
A
Rate Paid
(Received)
c
A
Reference
Instrument
A
Value and
Unrealized
Appreciation /
(Depreciation)
d
($)
A
Financial
Instruments for
the Benefit of
(the Fund)/the
Counterparty
($)
A
Cash Collateral
for the
Benefit of
(the Fund)/the
Counterparty
($)
A
Net
Amount
e
($)
A
180,032,550 12/19/2025
Barclays Bank
PLC 7.89% iShares Bitcoin Trust 2,437,174 (757,772) — 1,679,402
101,296,023 11/6/2026
CF Secured,
LLC 12.39%
Fidelity Wise Origin
Bitcoin (12,291,442) — 12,291,442 —
404,143,133 3/9/2026
Goldman Sachs
International 6.89% iShares Bitcoin Trust (87,077,225) — 87,077,225 —
158,018,896 11/6/2026
J.P. Morgan
Securities, LLC 6.89% iShares Bitcoin Trust (18,307,880) — 18,307,880 —
356,287,516 11/6/2026
Nomura Global
Financial
Products Inc. 9.89% iShares Bitcoin Trust (52,048,233) — 52,048,233 —
1,199,778,118 (167,287,606)
Total Unrealized
Appreciation
2,437,174
Total Unrealized
Depreciation
(169,724,780)
a The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.
b Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
c Reflects the floating financing rate, as of November 30, 2025, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).
d The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Consolidated
Statement of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its
Consolidated Statement of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Consolidated
Statement of Assets and Liabilities.
e Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

ULTRA ETHER ETF :: NOVEMBER 30, 2025 (UNAUDITED)
CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
10
ETHT
::
See accompanying notes to the financial statements.
Investments
Principal
Amount Value
Short-Term Investments — 5 .2%
Repurchase Agreements (a) — 5 .2%
Repurchase Agreements
with various counterparties,
rates 2.5% - 4.08%, dated
11/28/2025, due 12/1/2025,
total to be received
$19,342,094
(Cost $19,335,846) $ 19,335,846
$ 19,335,846
Total Investments — 5.2%
(Cost $19,335,846) 19,335,846
Other assets less liabilities — 94.8% 350,567,081
Net Assets — 100.0% $ 369,902,927
(a) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the
securities subject to repurchase.
As of November 30, 2025, the gross unrealized appreciation
(depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation $ 11,926,002
Aggregate gross unrealized depreciation (82,424,587)
Net unrealized depreciation $ (70,498,585)
Federal income tax cost $ 19,335,846
Futures Contracts Purchased
Ultra Ether ETF had the following open long futures contracts as of November 30, 2025:
Number of
Contracts
AAAAAA
Expiration Date
AAAAAA
Trading
Currency
AA
Notional Amount
AAAAAA
Value and
Unrealized
Appreciation
AAAAAA
CME Ether 2,205 12/26/2025 U.S. Dollar $ 336,097,125 $ 11,926,002
Swap Agreements
a
Ultra Ether ETF had the following open non-exchange traded total return swap agreements as of November 30, 2025:
Notional
Amount
($)
A
Termination
Date
b
A
Counterparty
A
Rate Paid
(Received)
c
A
Reference
Instrument
A
Value and
Unrealized
Depreciation
d
($)
A
Financial
Instruments for
the Benefit of
(the Fund)/the
Counterparty
($)
A
Cash Collateral
for the
Benefit of
(the Fund)/the
Counterparty
($)
A
Net
Amount
e
($)
A
178,708,529 2/6/2026
Goldman Sachs
International 8.39%
iShares Ethereum
Trust (69,913,358) — 69,913,358 —
223,582,526 11/6/2026
Nomura Global
Financial
Products Inc. 25.39%
iShares Ethereum
Trust (12,511,229) — 12,511,229 —
402,291,055 (82,424,587)
Total Unrealized
Depreciation
(82,424,587)
a The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.
b Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
c Reflects the floating financing rate, as of November 30, 2025, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).
d The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Consolidated
Statement of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its
Consolidated Statement of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Consolidated
Statement of Assets and Liabilities.
e Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

NOVEMBER 30, 2025 (UNAUDITED) :: ULTRA SOLANA ETF
CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
11
SLON
::
See accompanying notes to the financial statements.
As of November 30, 2025, the gross unrealized appreciation
(depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation $ 773,659
Aggregate gross unrealized depreciation —
Net unrealized appreciation $ 773,659
Federal income tax cost $ —
Futures Contracts Purchased
Ultra Solana ETF had the following open long futures contracts as of November 30, 2025:
Number of
Contracts
AAAAAA
Expiration Date
AAAAAA
Trading
Currency
AA
Notional Amount
AAAAAA
Value and
Unrealized
Appreciation
AAAAAA
CME Solana 814 12/26/2025 U.S. Dollar $ 55,942,150 $ 323,191
Coinbase Solana 1,200 12/26/2025 U.S. Dollar 16,689,600 450,468
$ 773,659

ULTRA XRP ETF :: NOVEMBER 30, 2025 (UNAUDITED)
CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
12
UXRP
::
See accompanying notes to the financial statements.
As of November 30, 2025, the gross unrealized appreciation
(depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation $ 5,068,364
Aggregate gross unrealized depreciation —
Net unrealized appreciation $ 5,068,364
Federal income tax cost $ —
Futures Contracts Purchased
Ultra XRP ETF had the following open long futures contracts as of November 30, 2025:
Number of
Contracts
AAAAAA
Expiration Date
AAAAAA
Trading
Currency
AA
Notional Amount
AAAAAA
Value and
Unrealized
Appreciation
AAAAAA
CME XRP 999 12/26/2025 U.S. Dollar $ 109,165,725 $ 1,388,175
Coinbase XRP 2,194 12/26/2025 U.S. Dollar 48,608,070 3,680,189
$ 5,068,364

NOVEMBER 30, 2025 (UNAUDITED) :: ULTRASHORT BITCOIN ETF
CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
13
SBIT
::
See accompanying notes to the financial statements.
Investments
Principal
Amount Value
Short-Term Investments — 5 .4%
Repurchase Agreements (a) — 5 .4%
Repurchase Agreements
with various counterparties,
rates 2.5% - 4.08%, dated
11/28/2025, due 12/1/2025,
total to be received $5,013,258
(Cost $5,011,639) $ 5,011,639
$ 5,011,639
Total Investments — 5.4%
(Cost $5,011,639) 5,011,639
Other assets less liabilities — 94.6% 88,014,605
Net Assets — 100.0% $ 93,026,244
(a) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the
securities subject to repurchase.
As of November 30, 2025, the gross unrealized appreciation
(depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation $ 17,147,296
Aggregate gross unrealized depreciation (5,681,648)
Net unrealized appreciation $ 11,465,648
Federal income tax cost $ 5,011,639
Futures Contracts Sold
UltraShort Bitcoin ETF had the following open short futures contracts as of November 30, 2025:
Number of
Contracts
A
Expiration Date
A
Trading
Currency
A
Notional Amount
A
Value and
Unrealized
Depreciation
A
CME Bitcoin 277 12/26/2025 U.S. Dollar $ 126,125,025 $ (5,427,472)
Swap Agreements
a
UltraShort Bitcoin ETF had the following open non-exchange traded total return swap agreements as of November 30, 2025:
Notional
Amount
($)
A
Termination
Date
b
A
Counterparty
A
Rate Paid
(Received)
c
A
Reference
Instrument
A
Value and
Unrealized
Appreciation /
(Depreciation)
d
($)
A
Financial
Instruments for
the Benefit of
(the Fund)/the
Counterparty
($)
A
Cash Collateral
for the
Benefit of
(the Fund)/the
Counterparty
($)
A
Net
Amount
e
($)
A
(18,367,832) 12/19/2025
Barclays Bank
PLC (6.89)% iShares Bitcoin Trust (254,176) — 254,176 —
(21,607,956) 2/6/2026
Goldman Sachs
International (3.89)% iShares Bitcoin Trust 7,777,996 (7,777,996) — —
(19,998,977) 12/8/2025
Nomura Global
Financial
Products Inc. (3.39)% iShares Bitcoin Trust 9,369,300 (9,369,300) — —
(59,974,765) 16,893,120
Total Unrealized
Appreciation
17,147,296
Total Unrealized
Depreciation
(254,176)
a The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.
b Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
c Reflects the floating financing rate, as of November 30, 2025, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).
d The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Consolidated
Statement of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its
Consolidated Statement of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Consolidated
Statement of Assets and Liabilities.
e Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

ULTRASHORT ETHER ETF :: NOVEMBER 30, 2025 (UNAUDITED)
CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
14
ETHD
::
See accompanying notes to the financial statements.
Investments
Principal
Amount Value
Short-Term Investments — 27 .1%
Repurchase Agreements (a) — 27 .1%
Repurchase Agreements
with various counterparties,
rates 2.5% - 4.08%, dated
11/28/2025, due 12/1/2025,
total to be received
$19,749,038
(Cost $19,742,660) $ 19,742,660
$ 19,742,660
Total Investments — 27.1%
(Cost $19,742,660) 19,742,660
Other assets less liabilities — 72.9% 53,213,007
Net Assets — 100.0% $ 72,955,667
(a) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the
securities subject to repurchase.
As of November 30, 2025, the gross unrealized appreciation
(depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation $ 10,834,141
Aggregate gross unrealized depreciation (4,099,926)
Net unrealized appreciation $ 6,734,215
Federal income tax cost $ 19,742,660
Futures Contracts Sold
UltraShort Ether ETF had the following open short futures contracts as of November 30, 2025:
Number of
Contracts
A
Expiration Date
A
Trading
Currency
A
Notional Amount
A
Value and
Unrealized
Depreciation
A
CME Ether 560 12/26/2025 U.S. Dollar $ 85,358,000 $ (4,099,926)
Swap Agreements
a
UltraShort Ether ETF had the following open non-exchange traded total return swap agreements as of November 30, 2025:
Notional
Amount
($)
A
Termination
Date
b
A
Counterparty
A
Rate Paid
(Received)
c
A
Reference
Instrument
A
Value and
Unrealized
Appreciation
d
($)
A
Financial
Instruments for
the Benefit of
(the Fund)/the
Counterparty
($)
A
Cash Collateral
for the
Benefit of
(the Fund)/the
Counterparty
($)
A
Net
Amount
e
($)
A
(29,202,934) 11/6/2026
Goldman Sachs
International (3.89)%
iShares Ethereum
Trust 2,690,765 (2,690,765) — —
(30,171,860) 12/8/2025
Nomura Global
Financial
Products Inc. 1.11%
iShares Ethereum
Trust 8,143,376 (8,143,376) — —
(59,374,794) 10,834,141
Total Unrealized
Appreciation
10,834,141
a The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.
b Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
c Reflects the floating financing rate, as of November 30, 2025, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).
d The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Consolidated
Statement of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its
Consolidated Statement of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Consolidated
Statement of Assets and Liabilities.
e Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

CONSOLIDATED STATEMENTS OF ASSETS AND LIABILITIES :: NOVEMBER 30, 2025 (UNAUDITED) :: 15
PROSHARES TRUST
CONSOLIDATED STATEMENTS OF ASSETS
AND LIABILITIES

16 :: NOVEMBER 30, 2025 (UNAUDITED) :: CONSOLIDATED STATEMENTS OF ASSETS AND LIABILITIES
PROSHARES TRUST
See accompanying notes to the financial statements.
Bitcoin &
Ether Equal
Weight ETF
Bitcoin &
Ether Market
Cap Weight
ETF Bitcoin ETF Ether ETF
Short Bitcoin
ETF
ASSETS:
Securities and Repurchase Agreements, at cost $ 6,144,913 $ 10,093,566 $ 1,521,239,939 $ 14,226,248 $ 93,019,046
Securities, at value — — 1,396,220,588 — —
Repurchase Agreements, at value 6,144,913 10,093,566 125,012,161 14,226,248 93,019,046
Cash 1,416,986 2,103,348 107,531,874 32,527,033 10,093,259
Segregated cash balances with brokers for futures
contracts 3,146,486 4,518,285 637,531,736 23,339,316 35,821,328
Segregated cash balances with custodian for swap
agreements — — 60,224,158 — —
Interest receivable 7,184 10,548 1,209,354 54,973 77,985
Receivable for capital shares issued — — 13,336,039 43 297
Receivable for variation margin on futures contracts 266,990 312,786 45,947,182 2,253,360 558,317
Total Assets 10,982,559 17,038,533 2,387,013,092 72,400,973 139,570,232
LIABILITIES:
Due to custodian — — 18,438,397 — —
Payable for capital shares redeemed — — — 435,840 2,943,097
Payable to Advisor 7,029 11,282 1,460,134 51,954 92,887
Trustee fees payable 67 96 14,601 544 439
Compliance services fees payable 17 26 4,327 168 116
Payable for variation margin on futures contracts — — — — 507,053
Total Liabilities 7,113 11,404 19,917,459 488,506 3,543,592
NET ASSETS
$ 10,975,446 $ 17,027,129 $ 2,367,095,633 $ 71,912,467 $ 136,026,640
NET ASSETS CONSIST OF:
Paid in Capital $ 8,777,679 $ 13,391,598 $ 1,510,807,929 $ 93,590,297 $ 299,810,126
Distributable earnings (loss) 2,197,767 3,635,531 856,287,704 (21,677,830) (163,783,486)
NET ASSETS
$ 10,975,446 $ 17,027,129 $ 2,367,095,633 $ 71,912,467 $ 136,026,640
Shares (unlimited number of shares authorized, no par
value) 200,000 290,000 166,870,001 1,650,000 6,007,879
Net Asset Value $ 54.88 $ 58.71 $ 14.19 $ 43.58 $ 22.64

CONSOLIDATED STATEMENTS OF ASSETS AND LIABILITIES :: NOVEMBER 30, 2025 (UNAUDITED) :: 17
PROSHARES TRUST
See accompanying notes to the financial statements.
Short Ether
ETF
Ultra Bitcoin
ETF
Ultra Ether
ETF
Ultra Solana
ETF Ultra XRP ETF
ASSETS:
Securities and Repurchase Agreements, at cost $ 6,584,152 $ 111,485,172 $ 19,335,846 $ — $ —
Repurchase Agreements, at value 6,584,152 111,485,172 19,335,846 — —
Cash 3,937,614 11,714,793 27,064,036 5,750,790 14,976,584
Segregated cash balances with brokers for futures
contracts 4,817,212 97,803,264 125,962,801 30,810,586 64,824,361
Segregated cash balances with custodian for swap
agreements — 672,664,963 295,105,016 — —
Interest receivable 9,573 1,635,005 922,886 22,291 5,267
Receivable for capital shares issued — — 625 1,646,873 —
Receivable for variation margin on futures contracts — 18,276,147 396,060 — 877,541
Unrealized appreciation on non-exchange traded swap
agreements — 2,437,174 — — —
Total Assets 15,348,551 916,016,518 468,787,270 38,230,540 80,683,753
LIABILITIES:
Payable for capital shares redeemed — — 6,669,521 — —
Payable to Advisor 9,605 667,234 327,519 32,208 63,713
Trustee fees payable 29 6,227 2,412 224 478
Compliance services fees payable 9 1,681 608 34 82
Payable for variation margin on futures contracts 1,646,039 104,878 9,459,696 1,789,592 1,704,248
Unrealized depreciation on non-exchange traded swap
agreements — 169,724,780 82,424,587 — —
Total Liabilities 1,655,682 170,504,800 98,884,343 1,822,058 1,768,521
NET ASSETS
$ 13,692,869 $ 745,511,718 $ 369,902,927 $ 36,408,482 $ 78,915,232
NET ASSETS CONSIST OF:
Paid in Capital $ 15,640,462 $ 745,741,526 $ 867,434,130 $ 94,209,348 $ 201,185,220
Distributable earnings (loss) (1,947,593) (229,808) (497,531,203) (57,800,866) (122,269,988)
NET ASSETS
$ 13,692,869 $ 745,511,718 $ 369,902,927 $ 36,408,482 $ 78,915,232
Shares (unlimited number of shares authorized, no par
value) 322,500 23,870,001 8,849,898 1,990,001 5,850,001
Net Asset Value $ 42.46 $ 31.23 $ 41.80 $ 18.30 $ 13.49

18 :: NOVEMBER 30, 2025 (UNAUDITED) :: CONSOLIDATED STATEMENTS OF ASSETS AND LIABILITIES
PROSHARES TRUST
See accompanying notes to the financial statements.
UltraShort
Bitcoin ETF
UltraShort
Ether ETF
ASSETS:
Securities and Repurchase Agreements, at cost $ 5,011,639 $ 19,742,660
Repurchase Agreements, at value 5,011,639 19,742,660
Cash 2,172,501 2,181,904
Segregated cash balances with brokers for futures contracts 42,124,920 32,017,786
Segregated cash balances with custodian for swap agreements 25,579,671 27,720,000
Interest receivable 139,985 140,036
Receivable for variation margin on futures contracts 1,777,854 797,525
Unrealized appreciation on non-exchange traded swap agreements 17,147,296 10,834,141
Total Assets 93,953,866 93,434,052
LIABILITIES:
Payable for capital shares redeemed — 20,260,976
Payable to Advisor 76,172 68,000
Trustee fees payable 376 277
Compliance services fees payable 101 74
Payable for variation margin on futures contracts 596,797 149,058
Unrealized depreciation on non-exchange traded swap agreements 254,176 —
Total Liabilities 927,622 20,478,385
NET ASSETS
$ 93,026,244 $ 72,955,667
NET ASSETS CONSIST OF:
Paid in Capital $ 119,916,717 $ 75,428,191
Distributable earnings (loss) (26,890,473) (2,472,524)
NET ASSETS
$ 93,026,244 $ 72,955,667
Shares (unlimited number of shares authorized, no par value) 2,191,941 1,373,000
Net Asset Value $ 42.44 $ 53.14

CONSOLIDATED STATEMENTS OF OPERATIONS :: NOVEMBER 30, 2025 (UNAUDITED) :: 19
PROSHARES TRUST
CONSOLIDATED STATEMENTS OF
OPERATIONS

20 :: NOVEMBER 30, 2025 (UNAUDITED) :: CONSOLIDATED STATEMENTS OF OPERATIONS
PROSHARES TRUST
See accompanying notes to the financial statements.
Bitcoin & Ether
Equal Weight
ETF
Bitcoin & Ether
Market Cap
Weight ETF Bitcoin ETF Ether ETF
Short Bitcoin
ETF
Six Months
Ended
November 30,
2025
Six Months
Ended
November 30,
2025
Six Months
Ended
November 30,
2025
Six Months
Ended
November 30,
2025
Six Months
Ended
November 30,
2025
INVESTMENT INCOME:
Interest $ 191,389 $ 308,184 $ 48,079,470 $ 1,427,719 $ 1,323,892
Total Investment Income 191,389 308,184 48,079,470 1,427,719 1,323,892
EXPENSES:
Advisory fees (Note 4) 56,230 85,746 12,661,777 448,273 388,525
Trustees fees and expenses (Note 5) 101 151 22,911 784 681
Compliance services fees (Note 4) 25 44 6,869 185 203
Interest expense 6,021 8,540 — 47,867 33,644
Total Gross Expenses before fees waived and/or
reimbursed 62,377 94,481 12,691,557 497,109 423,053
LESS:
Expenses waived and/or reimbursed by Advisor
(Note 4) (6,021) (8,540) — (47,867) —
Total Net Expenses   56,356 85,941 12,691,557 449,242 423,053
Net Investment Income (Loss) 135,033 222,243 35,387,913 978,477 900,839
NET REALIZED GAIN (LOSS) FROM:
Transactions in investment securities (49) (97) 81,233 251 140
Expiration or closing of futures contracts (1,190,300) (3,202,979) (620,876,450) (67,744) 21,711,038
Expiration or closing of non-exchange traded swap
agreements — — (17,342,614) — —
Net realized gain (loss) (1,190,349) (3,203,076) (638,137,831) (67,493) 21,711,178
CHANGE IN NET UNREALIZED APPRECIATION/
DEPRECIATION FROM:
Investment securities — — (7,190) — —
Futures contracts 215,196 303,119 188,861,379 5,343,887 (8,663,526)
Change in net unrealized appreciation/depreciation 215,196 303,119 188,854,189 5,343,887 (8,663,526)
Net realized and unrealized gain (loss) (975,153) (2,899,957) (449,283,642) 5,276,394 13,047,652
Change in Net Assets Resulting from Operations $ (840,120) $ (2,677,714) $ (413,895,729) $ 6,254,871 $ 13,948,491

CONSOLIDATED STATEMENTS OF OPERATIONS :: NOVEMBER 30, 2025 (UNAUDITED) :: 21
PROSHARES TRUST
See accompanying notes to the financial statements.
Short Ether ETF Ultra Bitcoin ETF Ultra Ether ETF Ultra Solana ETF Ultra XRP ETF
Six Months
Ended
November 30,
2025
Six Months
Ended
November 30,
2025
Six Months
Ended
November 30,
2025
July 14, 2025*
through
November 30,
2025
July 14, 2025*
through
November 30,
2025
INVESTMENT INCOME:
Interest $ 112,405 $ 11,869,624 $ 5,489,762 $ 467,200 $ 901,768
Total Investment Income 112,405 11,869,624 5,489,762 467,200 901,768
EXPENSES:
Advisory fees (Note 4) 37,495 5,357,600 2,241,969 173,505 333,735
Trustees fees and expenses (Note 5) 49 10,388 3,671 290 604
Compliance services fees (Note 4) 13 3,290 857 34 82
Interest expense 3,604 — 18,652 331,456 583,226
Total Gross Expenses before fees waived and/or
reimbursed 41,161 5,371,278 2,265,149 505,285 917,647
LESS:
Expenses waived and/or reimbursed by Advisor
(Note 4) (3,604) — (42,254) — —
Total Net Expenses   37,557 5,371,278 2,222,895 505,285 917,647
Net Investment Income (Loss) 74,848 6,498,346 3,266,867 (38,085) (15,879)
NET REALIZED GAIN (LOSS) FROM:
Transactions in investment securities (42) — (2,644) — —
Expiration or closing of futures contracts 123,025 (149,705,338) (64,068,790) (58,113,615) (126,989,650)
Expiration or closing of non-exchange traded swap
agreements — 172,424,074 (24,474,637) — —
Net realized gain (loss) 122,983 22,718,736 (88,546,071) (58,113,615) (126,989,650)
CHANGE IN NET UNREALIZED APPRECIATION/
DEPRECIATION FROM:
Futures contracts (140,559) 44,591,303 19,805,214 773,659 5,068,364
Non-exchange traded swap agreements — (436,394,986) (105,615,876) — —
Change in net unrealized appreciation/depreciation (140,559) (391,803,683) (85,810,662) 773,659 5,068,364
Net realized and unrealized gain (loss) (17,576) (369,084,947) (174,356,733) (57,339,956) (121,921,286)
Change in Net Assets Resulting from Operations $ 57,272 $ (362,586,601) $ (171,089,866) $ (57,378,041) $ (121,937,165)
* Commencement of investment operations.

22 :: NOVEMBER 30, 2025 (UNAUDITED) :: CONSOLIDATED STATEMENTS OF OPERATIONS
PROSHARES TRUST
See accompanying notes to the financial statements.
UltraShort
Bitcoin ETF
UltraShort Ether
ETF
Six Months
Ended
November 30,
2025
Six Months
Ended
November 30,
2025
INVESTMENT INCOME:
Interest $ 1,072,234 $ 940,270
Total Investment Income 1,072,234 940,270
EXPENSES:
Advisory fees (Note 4) 356,681 293,026
Trustees fees and expenses (Note 5) 611 436
Compliance services fees (Note 4) 191 100
Total Expenses 357,483 293,562
Net Investment Income (Loss) 714,751 646,708
NET REALIZED GAIN (LOSS) FROM:
Expiration or closing of futures contracts 11,898,879 (9,167,058)
Expiration or closing of non-exchange traded swap agreements (27,851,660) 4,117,820
Net realized gain (loss) (15,952,781) (5,049,238)
CHANGE IN NET UNREALIZED APPRECIATION/DEPRECIATION FROM:
Futures contracts (6,089,867) (5,250,654)
Non-exchange traded swap agreements 44,419,721 12,980,084
Change in net unrealized appreciation/depreciation 38,329,854 7,729,430
Net realized and unrealized gain (loss) 22,377,073 2,680,192
Change in Net Assets Resulting from Operations $ 23,091,824 $ 3,326,900

CONSOLIDATED STATEMENTS OF CHANGES IN NET ASSETS :: NOVEMBER 30, 2025 (UNAUDITED) :: 23
PROSHARES TRUST
CONSOLIDATED STATEMENTS OF CHANGES
IN NET ASSETS

24 :: NOVEMBER 30, 2025 (UNAUDITED) :: CONSOLIDATED STATEMENTS OF CHANGES IN NET ASSETS
PROSHARES TRUST
See accompanying notes to the financial statements.
Bitcoin & Ether Equal Weight ETF
Bitcoin & Ether Market Cap Weight
ETF Bitcoin ETF
Six Months
Ended November
30, 2025
(Unaudited)
Year Ended May
31, 2025
Six Months
Ended November
30, 2025
(Unaudited)
Year Ended May
31, 2025
Six Months
Ended November
30, 2025
(Unaudited)
Year Ended May
31, 2025
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss) $ 135,033 $ 214,954 $ 222,243 $ 308,208 $ 35,387,913 $ 68,627,887
Net realized gain (loss) (1,190,349) 993,003 (3,203,076) 2,940,466 (638,137,831) 973,473,500
Change in net unrealized
appreciation/depreciation 215,196 (120,637) 303,119 (87,338) 188,854,189 (119,278,727)
Change in net assets resulting
from operations (840,120) 1,087,320 (2,677,714) 3,161,336 (413,895,729) 922,822,660
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings (3,102,694) (822,157) (3,969,089) (2,027,980) (717,685,268) (1,191,193,524)
Tax return of capital — (77,373) — — — —
Total distributions (3,102,694) (899,530) (3,969,089) (2,027,980) (717,685,268) (1,191,193,524)
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued 7,298,546 8,500,181 10,490,391 8,025,979 1,432,097,329 2,823,550,929
Cost of shares redeemed (706,426) (5,973,559) (1,617,440) (2,499,581) (398,229,456) (2,169,545,118)
Change in net assets resulting
from capital transactions 6,592,120 2,526,622 8,872,951 5,526,398 1,033,867,873 654,005,811
Change in net assets 2,649,306 2,714,412 2,226,148 6,659,754 (97,713,124) 385,634,947
NET ASSETS:
Beginning of period $ 8,326,140 $ 5,611,728 $ 14,800,981 $ 8,141,227 $ 2,464,808,757 $ 2,079,173,810
End of period $ 10,975,446 $ 8,326,140 $ 17,027,129 $ 14,800,981 $ 2,367,095,633 $ 2,464,808,757
SHARE TRANSACTIONS:
Beginning of period 120,000 70,000 180,000 100,000 112,140,001 76,100,001
Issued 90,000 130,000 130,000 110,000 76,060,000 135,080,000
Redeemed (10,000) (80,000) (20,000) (30,000) (21,330,000) (99,040,000)
Shares outstanding, end of
period
200,000 120,000 290,000 180,000 166,870,001 112,140,001
(a) Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period.
See Note 7 to the Financial Statements.

CONSOLIDATED STATEMENTS OF CHANGES IN NET ASSETS :: NOVEMBER 30, 2025 (UNAUDITED) :: 25
PROSHARES TRUST
See accompanying notes to the financial statements.
Ether ETF Short Bitcoin ETF Short Ether ETF
Six Months
Ended November
30, 2025
(Unaudited)
Year Ended May
31, 2025
Six Months
Ended November
30, 2025
(Unaudited)
Year Ended May
31, 2025
Six Months
Ended November
30, 2025
(Unaudited)
Year Ended May
31, 2025
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss) $ 978,477 $ 2,157,216 $ 900,839 $ 2,186,831 $ 74,848 $ 98,860
Net realized gain (loss) (67,493) (37,373,558) 21,711,178 (35,900,908) 122,983 37,871
Change in net unrealized
appreciation/depreciation 5,343,887 (1,244,278) (8,663,526) 2,389,991 (140,559) 134,252
Change in net assets resulting
from operations 6,254,871 (36,460,620) 13,948,491 (31,324,086) 57,272 270,983
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings (21,482,444) (895,566) (713,236) (1,785,416) — (141,559)
Tax return of capital — (6,229,293) — — (32,099)
(a)
—
Total distributions (21,482,444) (7,124,859) (713,236) (1,785,416) (32,099) (141,559)
CAPITAL TRANSACTIONS (b):
Proceeds from shares issued 270,444,208 51,447,176 117,331,867 283,667,396 21,740,581 13,785,846
Cost of shares redeemed (237,028,316) (56,343,213) (75,299,704) (248,545,977) (11,927,345) (16,985,710)
Change in net assets resulting
from capital transactions 33,415,892 (4,896,037) 42,032,163 35,121,419 9,813,236 (3,199,864)
Change in net assets 18,188,319 (48,481,516) 55,267,418 2,011,917 9,838,409 (3,070,440)
NET ASSETS:
Beginning of period $ 53,724,148 $ 102,205,664 $ 80,759,222 $ 78,747,305 $ 3,854,460 $ 6,924,900
End of period $ 71,912,467 $ 53,724,148 $ 136,026,640 $ 80,759,222 $ 13,692,869 $ 3,854,460
SHARE TRANSACTIONS:
Beginning of period 1,130,000 1,250,000 3,977,879 2,084,000
(c)
62,500
(d)
102,500
(d)
Issued 4,440,000 880,000 6,010,000 10,488,000
(c)
580,000
(d)
192,500
(d)
Redeemed (3,920,000) (1,000,000) (3,980,000) (8,594,121)
(c)
(320,000)
(d)
(232,500)
(d)
Shares outstanding, end of
period
1,650,000 1,130,000 6,007,879 3,977,879 322,500
(d)
62,500
(d)
(a) Tax return of capital determined as of the tax year-end of October 31, 2025 is limited to actual distributions paid during the period.  See Note 2 to the Financial Statements.
(b) Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period.
See Note 7 to the Financial Statements.
(c) As described in Note 10, share amounts have been restated on a retroactive basis to reflect a 1:5 reverse stock split effective November 7, 2024.
(d) As described in Note 10, share amounts have been restated on a retroactive basis to reflect a 1:4 reverse stock split effective November 20, 2025.

26 :: NOVEMBER 30, 2025 (UNAUDITED) :: CONSOLIDATED STATEMENTS OF CHANGES IN NET ASSETS
PROSHARES TRUST
See accompanying notes to the financial statements.
Ultra Bitcoin ETF Ultra Ether ETF Ultra Solana ETF
Six Months
Ended November
30, 2025
(Unaudited)
Year Ended May
31, 2025
Six Months
Ended November
30, 2025
(Unaudited)
June 7, 2024*
through
May 31, 2025
July 14, 2025*
through
November 30,
2025
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss) $ 6,498,346 $ 3,859,284 $ 3,266,867 $ 1,445,961 $ (38,085)
Net realized gain (loss) 22,718,736 209,066,761 (88,546,071) (156,595,387) (58,113,615)
Change in net unrealized appreciation/
depreciation (391,803,683) 231,775,258 (85,810,662) 15,312,077 773,659
Change in net assets resulting from
operations (362,586,601) 444,701,303 (171,089,866) (139,837,349) (57,378,041)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings (65,107,094) (46,803,348) (9,604,566) (23,933) —
Tax return of capital — — — — (1,058,174)
Total distributions (65,107,094) (46,803,348) (9,604,566) (23,933) (1,058,174)
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued 388,055,672 1,065,157,919 639,153,205 366,681,544 117,831,280
Cost of shares redeemed (371,963,795) (522,883,350) (279,031,879) (36,741,329) (22,986,583)
Change in net assets resulting from capital
transactions 16,091,877 542,274,569 360,121,326 329,940,215 94,844,697
Change in net assets (411,601,818) 940,172,524 179,426,894 190,078,933 36,408,482
NET ASSETS:
Beginning of period $ 1,157,113,536 $ 216,941,012 $ 190,476,033 $ 397,100 $ —
End of period $ 745,511,718 $ 1,157,113,536 $ 369,902,927 $ 190,476,033 $ 36,408,482
SHARE TRANSACTIONS:
Beginning of period 22,940,001 6,210,001 4,422,000
(b)
2,000
(b)
—
Issued 8,190,000 30,930,000 8,980,000 5,182,000
(b)
2,480,001
Redeemed (7,260,000) (14,200,000) (4,552,102) (762,000)
(b)
(490,000)
Shares outstanding, end of period
23,870,001 22,940,001 8,849,898 4,422,000
(b)
1,990,001
* Commencement of investment operations.
(a) Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period.
See Note 7 to the Financial Statements.
(b) As described in Note 10, share amounts have been restated on a retroactive basis to reflect a 1:5 reverse stock split effective June 12, 2025.

CONSOLIDATED STATEMENTS OF CHANGES IN NET ASSETS :: NOVEMBER 30, 2025 (UNAUDITED) :: 27
PROSHARES TRUST
See accompanying notes to the financial statements.
Ultra XRP ETF UltraShort Bitcoin ETF UltraShort Ether ETF
July 14, 2025*
through
November 30,
2025
Six Months
Ended November
30, 2025
(Unaudited)
Year Ended May
31, 2025
Six Months
Ended November
30, 2025
(Unaudited)
June 7, 2024*
through
May 31, 2025
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss) $ (15,879) $ 714,751 $ 232,595 $ 646,708 $ 132,902
Net realized gain (loss) (126,989,650) (15,952,781) (27,523,868) (5,049,238) (2,405,589)
Change in net unrealized appreciation/
depreciation 5,068,364 38,329,854 (23,847,059) 7,729,430 (995,215)
Change in net assets resulting from
operations (121,937,165) 23,091,824 (51,138,332) 3,326,900 (3,267,902)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings — (418,614) (54,131) — (1,780,627)
Tax return of capital — — (3,402) (1,597,211)
(a)
—
Total distributions — (418,614) (57,533) (1,597,211) (1,780,627)
CAPITAL TRANSACTIONS (b):
Proceeds from shares issued 226,409,012 197,142,943 408,570,624 473,615,395 96,509,061
Cost of shares redeemed (25,556,615) (196,182,758) (298,471,173) (424,335,954) (69,915,095)
Change in net assets resulting from capital
transactions 200,852,397 960,185 110,099,451 49,279,441 26,593,966
Change in net assets 78,915,232 23,633,395 58,903,586 51,009,130 21,545,437
NET ASSETS:
Beginning of period $ — $ 69,392,849 $ 10,489,263 $ 21,946,537 $ 401,100
End of period $ 78,915,232 $ 93,026,244 $ 69,392,849 $ 72,955,667 $ 21,946,537
SHARE TRANSACTIONS:
Beginning of period — 1,862,000 56,000
(c)
140,000
(d)
1,000
(d)
Issued 6,680,001 6,336,000 6,376,000
(c)
10,689,000
(d)
372,000
(d)
Redeemed (830,000) (6,006,059) (4,570,000)
(c)
(9,456,000)
(d)
(233,000)
(d)
Shares outstanding, end of period
5,850,001 2,191,941 1,862,000
(c)
1,373,000
(d)
140,000
(d)
* Commencement of investment operations.
(a) Tax return of capital determined as of the tax year-end of October 31, 2025 is limited to actual distributions paid during the period.  See Note 2 to the Financial Statements.
(b) Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period.
See Note 7 to the Financial Statements.
(c) As described in Note 10, share amounts have been restated on a retroactive basis to reflect a 1:5 reverse stock split effective June 12, 2025.
(d) As described in Note 10, share amounts have been restated on a retroactive basis to reflect a 1:10 reverse stock split effective November 20,
2025.

28 :: NOVEMBER 30, 2025 (UNAUDITED) :: CONSOLIDATED STATEMENTS OF CASH FLOWS
PROSHARES TRUST
CONSOLIDATED STATEMENTS OF CASH
FLOWS

CONSOLIDATED STATEMENTS OF CASH FLOWS :: NOVEMBER 30, 2025 (UNAUDITED) :: 29
PROSHARES TRUST
See accompanying notes to the financial statements.
Ultra Solana ETF Ultra XRP ETF
July 14, 2025*
through
November 30,
2025.
July 14, 2025*
through
November 30,
2025.
CASH FLOWS FROM (USED IN) OPERATING ACTIVITIES:
Net increase (decrease) in net assets resulting from operations $ (57,378,041) $ (121,937,165)
Adjustments to reconcile net increase (decrease) in net assets resulting from operations to net cash provided by (used in) operating activities:
(Increases) decreases in operating assets:
Interest receivable (22,291) (5,267)
Receivable for variation margin on futures contracts — (877,541)
Increases (decreases) in operating liabilities:
Payable to Advisor 32,208 63,713
Trustee fees payable 224 478
Compliance services fees payable 34 82
Payable for variation margin on futures contracts 1,789,592 1,704,248
Net cash provided by (used in) operating activities
$ (55,578,274) $ (121,051,452)
CASH FLOWS FROM (USED IN) FINANCING ACTIVITIES:
Proceeds from reverse repurchase agreements 351,867,100 681,907,050
Repayments of reverse repurchase agreements (excluding interest expense) (351,867,100) (681,907,050)
Proceeds from shares issued 116,184,407 226,409,012
Payments on shares redeemed (22,986,583) (25,556,615)
Cash distributions paid (1,058,174) —
Net cash provided by (used in) financing activities
$ 92,139,650 $ 200,852,397
Net change in cash
36,561,376 79,800,945
Cash, beginning of period
— —
Cash, end of period
$ 36,561,376
(a)
$ 79,800,945
(b)
* Commencement of investment operations.
(a) Cash amount reported as Cash in the Consolidated Statements of Assets & Liabilities and represents Cash ($5,750,790) and Segregated cash balances with brokers for futures contracts ($30,810,586) but does not include short-term investments.
(b) Cash amount reported as Cash in the Consolidated Statements of Assets & Liabilities and represents Cash ($14,976,584) and Segregated cash balances with brokers for futures contracts ($64,824,361) but does not include short-term investments.

30 :: CONSOLIDATED FINANCIAL HIGHLIGHTS
PROSHARES TRUST
CONSOLIDATED FINANCIAL HIGHLIGHTS

31 :: CONSOLIDATED FINANCIAL HIGHLIGHTS
PROSHARES TRUST
ProShares Trust Consolidated Financial Highlights
NOVEMBER 30, 2025 (UNAUDITED)
See accompanying notes to the financial statements.
SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
A
PER SHARE OPERATING PERFORMANCE RATIOS/SUPPLEMENTAL DATA
INVESTMENT OPERATIONS DISTRIBUTIONS
TOTAL
RETURN
(c)
RATIOS TO AVERAGE NET ASSETS
(f)
SUPPLEMENTAL
DATA
Net asset
value,
beginning
of period
Net
investment
income
(loss)
(a)
Net realized
and unrealized
gains
(losses) on
investments
Transaction
fees
(b)
Total from
investment
operations
Net
investment
income
Net realized
gains
Tax return of
capital
Total
distributions
Net asset
value, end
of period
Net asset
value
(d)
Market
value
(e)
Expenses
before
expense
reductions
‡
Expenses
net of
waivers, if
any
‡
Net
investment
income
(loss) before
expense
reductions
Net
investment
income
(loss) net
of waivers,
if any
Net assets,
end of period
(000)
Portfolio
turnover
rate
(g)
Bitcoin & Ether Equal Weight ETF
Six Months ended
November 30,
2025 (Unaudited)
$ 69.38 $ 0.84 $ 4.47 ( i ) $ 0.01 $ 5.32 $ (19.82) $ — $ — $ (19.82) $ 54.88 3.10% 3.07% 1.06% 0.95% 2.18% 2.29% $ 10,975 N/A
Year ended
May 31, 2025
80.17 1.90 (3.33) ( i ) 0.01 (1.42) (8.69) — (0.68) (9.37) 69.38 (1.06) (1.07) 1.03 0.95 2.74 2.82 8,326 N/A
September 29,
2023* through May
31, 2024
39.89 1.67 46.11 0.01 47.79 (7.51) — — (7.51) 80.17 122.96 123.38 1.01 0.95 3.56 3.62 5,612 N/A
Bitcoin & Ether Market Cap Weight ETF
Six Months ended
November 30,
2025 (Unaudited)
82.23 0.97 (6.81) 0.01 (5.83) (17.69) — — (17.69) 58.71 (10.85) (10.87) 1.05 0.95 2.37 2.47 17,027 N/A
Year ended
May 31, 2025
81.41 2.09 13.88 0.01 15.98 (15.16) — — (15.16) 82.23 23.90 23.68 1.04 0.95 2.72 2.80 14,801 N/A
September 29,
2023* through May
31, 2024
39.76 1.70 48.07 0.01 49.78 (8.13) — — (8.13) 81.41 127.76 128.49 1.00 0.95 3.53 3.58 8,141 N/A
*
Commencement of investment operations.

32 :: CONSOLIDATED FINANCIAL HIGHLIGHTS
PROSHARES TRUST
ProShares Trust Consolidated Financial Highlights
NOVEMBER 30, 2025 (UNAUDITED)
See accompanying notes to the financial statements.
SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
A
PER SHARE OPERATING PERFORMANCE RATIOS/SUPPLEMENTAL DATA
INVESTMENT OPERATIONS DISTRIBUTIONS
TOTAL
RETURN
(c)
RATIOS TO AVERAGE NET ASSETS
(f)
SUPPLEMENTAL
DATA
Net asset
value,
beginning
of period
Net
investment
income
(loss)
(a)
Net realized
and unrealized
gains
(losses) on
investments
Transaction
fees
(b)
Total from
investment
operations
Net
investment
income
Net realized
gains
Tax return of
capital
Total
distributions
Net asset
value, end
of period
Net asset
value
(d)
Market
value
(e)
Expenses
before
expense
reductions
‡
Expenses
net of
waivers, if
any
‡
Net
investment
income
(loss) before
expense
reductions
Net
investment
income
(loss) net
of waivers,
if any
Net assets,
end of period
(000)
Portfolio
turnover
rate
(g)
Bitcoin ETF
Six Months ended
November 30,
2025 (Unaudited)
$ 21.98 $ 0.26 $ (2.61) $ — (h) $ (2.35) $ (5.44) $ — $ — $ (5.44) $ 14.19 (15.23) % (15.27) % 0.95% 0.95% 2.66% 2.66% $ 2,367,096 N/A
Year ended
May 31, 2025
27.32 0.67 6.67 — (h) 7.34 (12.68) — — (12.68) 21.98 44.55 44.97 0.95 0.95 3.14 3.14 2,464,809 N/A
Year ended
May 31, 2024
15.53 0.80 16.86 0.01 17.67 (5.88) — — (5.88) 27.32 129.88 129.71 0.95 0.95 3.82 3.82 2,079,174 N/A
Year ended
May 31, 2023
19.66 0.16 (3.16) — (h) (3.00) (1.13) — — (1.13) 15.53 (15.27) (15.21) 0.95 0.95 1.20 1.20 891,243 N/A
October 18, 2021*
through May 31,
2022
40.00 (0.15) (20.20) 0.01 (20.34) — — — — 19.66 (50.85) (50.93) 0.96 0.96 (0.88) (0.88) 823,923 N/A
Ether ETF
Six Months ended
November 30,
2025 (Unaudited)
47.54 0.63 9.64 0.03 10.30 (14.26) — — (14.26) 43.58 14.96 14.87 1.05 0.95 1.97 2.08 71,912 N/A
Year ended
May 31, 2025
81.76 1.63 (30.39) 0.01 (28.75) (0.75) — (4.72) (5.47) 47.54 (36.74) (36.77) 1.03 0.95 2.87 2.95 53,724 N/A
September 29,
2023* through May
31, 2024
40.16 1.65 43.42 0.02 45.09 (3.49) — — (3.49) 81.76 114.09 114.26 1.00 0.95 3.55 3.61 102,206 N/A
*
Commencement of investment operations.

33 :: CONSOLIDATED FINANCIAL HIGHLIGHTS
PROSHARES TRUST
ProShares Trust Consolidated Financial Highlights
NOVEMBER 30, 2025 (UNAUDITED)
See accompanying notes to the financial statements.
SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
A
PER SHARE OPERATING PERFORMANCE RATIOS/SUPPLEMENTAL DATA
INVESTMENT OPERATIONS DISTRIBUTIONS
TOTAL
RETURN
(c)
RATIOS TO AVERAGE NET ASSETS
(f)
SUPPLEMENTAL
DATA
Net asset
value,
beginning
of period
Net
investment
income
(loss)
(a)
Net realized
and unrealized
gains
(losses) on
investments
Transaction
fees
(b)
Total from
investment
operations
Net
investment
income
Net realized
gains
Tax return of
capital
Total
distributions
Net asset
value, end
of period
Net asset
value
(d)
Market
value
(e)
Expenses
before
expense
reductions
‡
Expenses
net of
waivers, if
any
‡
Net
investment
income
(loss) before
expense
reductions
Net
investment
income
(loss) net
of waivers,
if any
Net assets,
end of period
(000)
Portfolio
turnover
rate
(g)
Short Bitcoin ETF
Six Months ended
November 30,
2025 (Unaudited)
$ 20.30 $ 0.21 $ 2.31 $ — (h) $ 2.52 $ (0.18) $ — $ — $ (0.18) $ 22.64 12.58% 12.54% 1.03% 1.03% 2.20% 2.20% $ 136,027 N/A
Year ended
May 31, 2025†
37.79 0.74 (17.54) 0.02 (16.78) (0.71) — — (0.71) 20.30 (45.09) (45.02) 1.01 1.01 2.72 2.72 80,759 N/A
Year ended
May 31, 2024†
108.08 2.19 (70.27) 0.04 (68.04) (2.25) — — (2.25) 37.79 (64.05) (64.09) 1.03 0.99 3.49 3.54 78,747 N/A
June 19, 2022*
through May 31,
2023 †
202.75 1.41 (95.72) 0.09 (94.22) (0.45) — — (0.45) 108.08 (46.52) (46.53) 1.33 0.95 0.64 1.02 99,867 N/A
Short Ether ETF
Six Months ended
November 30,
2025 (Unaudited)†
61.67 0.37 (19.34) 0.02 (18.95) — — (0.26)(j) (0.26) 42.46 (30.77) (30.77) 1.04 0.95 1.81 1.90 13,693 N/A
Year ended
May 31, 2025†
67.56 2.03 (3.90) ( i ) 0.06 (1.81) (4.08) — — (4.08) 61.67 (4.33) (3.97) 1.02 0.95 2.75 2.82 3,854 N/A
November 1,
2023* through May
31, 2024 †
160.00 1.83 (93.21) 0.06 (91.32) (1.12) — — (1.12) 67.56 (57.35) (57.42) 1.03 0.95 3.60 3.67 6,925 N/A
*
Commencement of investment operations.

34 :: CONSOLIDATED FINANCIAL HIGHLIGHTS
PROSHARES TRUST
ProShares Trust Consolidated Financial Highlights
NOVEMBER 30, 2025 (UNAUDITED)
See accompanying notes to the financial statements.
SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
A
PER SHARE OPERATING PERFORMANCE RATIOS/SUPPLEMENTAL DATA
INVESTMENT OPERATIONS DISTRIBUTIONS
TOTAL
RETURN
(c)
RATIOS TO AVERAGE NET ASSETS
(f)
SUPPLEMENTAL
DATA
Net asset
value,
beginning
of period
Net
investment
income
(loss)
(a)
Net realized
and unrealized
gains
(losses) on
investments
Transaction
fees
(b)
Total from
investment
operations
Net
investment
income
Net realized
gains
Tax return of
capital
Total
distributions
Net asset
value, end
of period
Net asset
value
(d)
Market
value
(e)
Expenses
before
expense
reductions
‡
Expenses
net of
waivers, if
any
‡
Net
investment
income
(loss) before
expense
reductions
Net
investment
income
(loss) net
of waivers,
if any
Net assets,
end of period
(000)
Portfolio
turnover
rate
(g)
Ultra Bitcoin ETF
Six Months ended
November 30,
2025 (Unaudited)
$ 50.44 $ 0.29 $ (16.56) $ — (h) $ (16.27) $ (2.94) $ — $ — $ (2.94) $ 31.23 (34.45) % (34.45) % 0.95% 0.95% 1.15% 1.15% $ 745,512 N/A
Year ended
May 31, 2025
34.93 0.21 17.34 0.01 17.56 (2.05) — (h) — (2.05) 50.44 50.86 50.60 0.98 0.98 0.51 0.51 1,157,114 N/A
April 1, 2024*
through May 31,
2024
40.00 0.08 (5.14) ( i ) 0.01 (5.05) (0.02) — — (0.02) 34.93 (12.64) (12.55) 0.95 0.95 1.41 1.41 216,941 N/A
Ultra Ether ETF
Six Months ended
November 30,
2025 (Unaudited)
43.07 0.48 (0.15) 0.01 0.34 (1.61) — — (1.61) 41.80 (1.36) (1.52) 0.96 0.94 1.37 1.39 369,903 N/A
June 7, 2024*
through May 31,
2025 †
198.55 0.95 (156.44) 0.03 (155.46) (0.02) — — (0.02) 43.07 (78.30) (78.29) 1.02 0.94 1.55 1.63 190,476 N/A
*
Commencement of investment operations.

35 :: CONSOLIDATED FINANCIAL HIGHLIGHTS
PROSHARES TRUST
ProShares Trust Consolidated Financial Highlights
NOVEMBER 30, 2025 (UNAUDITED)
See accompanying notes to the financial statements.
SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
A
PER SHARE OPERATING PERFORMANCE RATIOS/SUPPLEMENTAL DATA
INVESTMENT OPERATIONS DISTRIBUTIONS
TOTAL
RETURN
(c)
RATIOS TO AVERAGE NET ASSETS
(f)
SUPPLEMENTAL
DATA
Net asset
value,
beginning
of period
Net
investment
income
(loss)
(a)
Net realized
and unrealized
gains
(losses) on
investments
Transaction
fees
(b)
Total from
investment
operations
Net
investment
income
Net realized
gains
Tax return of
capital
Total
distributions
Net asset
value, end
of period
Net asset
value
(d)
Market
value
(e)
Expenses
before
expense
reductions
‡
Expenses
net of
waivers, if
any
‡
Net
investment
income
(loss) before
expense
reductions
Net
investment
income
(loss) net
of waivers,
if any
Net assets,
end of period
(000)
Portfolio
turnover
rate
(g)
Ultra Solana ETF
July 14, 2025*
through November
30, 2025
(Unaudited)
$ 40.00 $ (0.03) $ (20.87) $ 0.01 $ (20.89) $ — $ — $ (0.81) $ (0.81) $ 18.30 (53.60) % (53.87) % 2.79% 2.79% (0.21) % (0.21) % $ 36,408 N/A
Ultra XRP ETF
July 14, 2025*
through November
30, 2025
(Unaudited)
40.00 — (h) (26.52) 0.01 (26.51) — — — — 13.49 (66.27) (66.18) 2.64 2.64 (0.05) (0.05) 78,915 N/A
*
Commencement of investment operations.

36 :: CONSOLIDATED FINANCIAL HIGHLIGHTS
PROSHARES TRUST
ProShares Trust Consolidated Financial Highlights
NOVEMBER 30, 2025 (UNAUDITED)
See accompanying notes to the financial statements.
SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
A
PER SHARE OPERATING PERFORMANCE RATIOS/SUPPLEMENTAL DATA
INVESTMENT OPERATIONS DISTRIBUTIONS
TOTAL
RETURN
(c)
RATIOS TO AVERAGE NET ASSETS
(f)
SUPPLEMENTAL
DATA
Net asset
value,
beginning
of period
Net
investment
income
(loss)
(a)
Net realized
and unrealized
gains
(losses) on
investments
Transaction
fees
(b)
Total from
investment
operations
Net
investment
income
Net realized
gains
Tax return of
capital
Total
distributions
Net asset
value, end
of period
Net asset
value
(d)
Market
value
(e)
Expenses
before
expense
reductions
‡
Expenses
net of
waivers, if
any
‡
Net
investment
income
(loss) before
expense
reductions
Net
investment
income
(loss) net
of waivers,
if any
Net assets,
end of period
(000)
Portfolio
turnover
rate
(g)
UltraShort Bitcoin ETF
Six Months ended
November 30,
2025 (Unaudited)
$ 37.27 $ 0.31 $ 5.02 $ 0.02 $ 5.35 $ (0.18) $ — $ — $ (0.18) $ 42.44 14.55% 14.61% 0.95% 0.95% 1.90% 1.90% $ 93,026 N/A
Year ended
May 31, 2025†
187.31 0.36 (150.03) 0.11 (149.56) (0.47) — (0.01) (0.48) 37.27 (80.05) (80.09) 0.97 0.97 0.58 0.58 69,393 N/A
April 1, 2024*
through May 31,
2024 †
200.00 0.55 (13.19) 0.10 (12.54) (0.15) — — (0.15) 187.31 (6.30) (6.28) 0.95 0.95 1.55 1.55 10,489 N/A
UltraShort Ether ETF
Six Months ended
November 30,
2025 (Unaudited)†
156.76 0.46 (94.51) ( i ) 0.06 (93.99) — — (9.63)(j) (9.63) 53.14 (63.92) (63.99) 0.95 0.95 2.10 2.10 72,956 N/A
June 7, 2024*
through May 31,
2025 †
401.10 5.63 (140.04) 0.70 (133.71) (110.63) — — (110.63) 156.76 (49.99) (50.07) 0.99 0.99 1.84 1.84 21,947 N/A
*
Commencement of investment operations.

CONSOLIDATED FINANCIAL HIGHLIGHTS :: 37
PROSHARES TRUST
ProShares Trust Consolidated Financial Highlights
See accompanying notes to the financial statements.
(a) Per share net investment income (loss) has been calculated using the average daily shares method.
(b) Includes transaction fees associated with the issuance and redemption of Creation Units.
(c) Not annualized for periods less than one year.
(d) Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, if any, and redemption on the last day of the period at net asset value. This percentage is not an indication of the performance of a shareholder’s investment in the Fund based on market value due to differences between the market price of the shares and the net asset value per share of the Fund.
(e) Market value total return is calculated assuming an initial investment made at the market value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, if any, and redemption on the last day of the period at market value.
Market value is determined by the composite closing price. Composite closing security price is defined as the last reported sale price from any primary listing market (e.g., NYSE and Nasdaq) or participating regional exchanges or markets. The composite closing price is the last reported sale price from any of the eligible sources, regardless of volume and not an average price and may have occurred on a date prior to the close of the reporting period. Market value may be greater or less than net asset value, depending on the Fund's closing price on the listing market.
(f) Annualized for periods less than one year.
(g) Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts), therefore the portfolio turnover rate is not applicable to these funds.
(h) Per share amount is less than $0.005.
( i ) The amount shown for a share outstanding throughout the period is not in accordance with the aggregate net realized and unrealized gain (loss) for that period because of the timing of sales and repurchases of the Fund shares in relation to fluctuating market value of the investments in the Fund.
(j) Tax return of capital determined as of the tax year-end of October 31, 2025 is limited to actual distributions paid during the period. See Note
2 to the Financial Statements.
† Per share amounts have been restated on a retroactive basis to reflect share splits and reverse share splits, as applicable. See Note 10.
‡ Includes interest expense, if any, for the period or year ended as follows:
Six Months ended
November 30, 2025
(Unaudited) May 31, 2025
Bitcoin & Ether Equal Weight ETF 0.11% 0.08%
Bitcoin & Ether Market Cap Weight ETF 0.10% 0.08%
Ether ETF 0.10% 0.08%
Short Bitcoin ETF 0.08% 0.06%
Short Ether ETF 0.09% 0.06%
Ultra Bitcoin ETF 0.00% 0.03%
Ultra Ether ETF 0.01% 0.07%
Ultra Solana ETF 1.83% N/A
Ultra XRP ETF 1.68% N/A
UltraShort Bitcoin ETF 0.00% 0.01%
UltraShort Ether ETF 0.00% 0.03%

38 :: NOVEMBER 30, 2025 (UNAUDITED) :: NOTES TO FINANCIAL STATEMENTS
PROSHARES TRUST
NOTES TO FINANCIAL STATEMENTS

NOTES TO FINANCIAL STATEMENTS :: NOVEMBER 30, 2025 (UNAUDITED) :: 39
PROSHARES TRUST
1. Organization
ProShares Trust (the “Trust”) is registered as an open-end management investment company under the Investment Company Act of 1940 (“1940 Act”). The Trust was formed as a Delaware statutory trust on May 29, 2002, has authorized capital of an unlimited number of shares at no par value and is comprised of 145 operational funds. These accompanying Notes to Financial Statements relate to the ProShares Bitcoin & Ether Equal Weight ETF, ProShares Bitcoin & Ether Market Cap Weight ETF, ProShares Bitcoin
ETF, ProShares Ether ETF, ProShares Short Bitcoin ETF, ProShares Short Ether ETF, ProShares Ultra Bitcoin ETF, ProShares
Ultra Ether ETF, ProShares Utra Solana ETF, ProShares Ultra XRP ETF,  ProShares UltraShort Bitcoin ETF, and ProShares Ultra-
Short Ether ETF, the portfolios of the Trust included in this report (collectively, the “Funds” and individually, a “Fund”). Each Fund qualifies as an investment company as defined in the Financial Accounting Standards Codification Topic 946 – Financial Services
– Investment Companies. Each Fund is considered to be “non-diversified” under the 1940 Act.
ProShares Bitcoin & Ether Equal Weight ETF, ProShares Bitcoin & Ether Market Cap Weight ETF, ProShares Bitcoin ETF, and
ProShares Ether ETF are each actively managed ("Actively Managed Funds"). ProShares Short Bitcoin ETF, ProShares Short Ether
ETF, ProShares Ultra Bitcoin ETF, ProShares Ultra Ether ETF, ProShares Ultra Solana ETF, ProShares Ultra XRP ETF, ProShares
UltraShort Bitcoin ETF, and ProShares UltraShort Ether ETF each seek daily investment results, before fees and expenses, that correspond to a multiple or inverse multiple of the daily results of its underlying index.
2. Significant Accounting Policies
The net asset value per share (“NAV”) of each Fund is generally determined as of the close of the regular trading session of the exchange on which it is listed (is typically calculated as of 4:00 p.m. Eastern Time) on each business day.
The following is a summary of significant accounting policies followed by each Fund in preparation of its financial statements.
These policies are in conformity with U.S. generally accepted accounting principles (“GAAP”). The preparation of financial state-
ments in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts. The actual results could differ from those estimates.
Investment Valuation
The Funds record their investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.
Pursuant to Rule 2a-5 (the “Rule”), the Trust’s Board of Trustees (the “Board”) designated ProShare Advisors LLC (the “Advisor”)
the “Valuation Designee” as contemplated by the Rule. The Valuation Designee is responsible for assessing and managing valu-
ation risks, administering the pricing and valuation guidelines approved by the Board, and overseeing pricing services utilized in valuing the Trust’s security holdings, among other responsibilities outlined in the Rule. When the Advisor determines that the price of a security is not readily available or deemed unreliable (e.g., an approved pricing service does not provide a price, a furnished price is in error, certain prices become stale, or an event occurs that materially affects the furnished price), it may in good faith establish a fair value for that security in accordance with the pricing and valuation guidelines. Fair value pricing may require subjective determinations about the value of a security. While the Trust’s policy is intended to result in a calculation of a
Fund’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values determined by the
Advisor or persons acting at their direction would accurately reflect the price that a Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by a Fund may differ from the value that would be realized if the securities were sold and the differences could be material to the financial statements.
Depending on the source and relative significance of valuation inputs, these instruments may be categorized as Level 2 or Level 3 in the fair value hierarchy described below.
The securities in the portfolio of a Fund that are listed or traded on a stock exchange or the Nasdaq Stock Market, except as otherwise noted, are generally valued at the closing price, if available, or the last sale price on the exchange or system where the security is principally traded, generally using information provided by a third party pricing service, or market quotations. These valuations are typically categorized as Level 1 in the fair value hierarchy. If there have been no sales for that day on the exchange or system where the security is principally traded, then fair value may be determined with reference to the mean of the latest bid and asked quotes, if applicable, on the exchange or system. If there have been no sales or quotes of the security for that day on the exchange or system, the security will be valued in accordance with the pricing and valuation guidelines.
Securities regularly traded in the over-the-counter (“OTC”) markets, including securities listed on an exchange but that are pri-
marily traded OTC, other than those traded on the Nasdaq Stock Market, are valued on the basis of the mean between the bid and asked quotes furnished by primary market makers for those instruments. Fixed-income securities are valued according to prices as furnished by an independent pricing service, generally at the mean of the bid and asked quotes for U.S. Treasury securities and at the bid or evaluated bid price for corporate bonds. Centrally cleared index-based swaps are generally valued at the mean

40 :: NOVEMBER 30, 2025 (UNAUDITED) :: NOTES TO FINANCIAL STATEMENTS
PROSHARES TRUST
between the bid and asked prices as furnished by an independent pricing service. In each of these situations, valuations are typi-
cally categorized as Level 2 in the fair value hierarchy.
Non-exchange traded derivatives (e.g. non-exchange traded swap agreements) are generally valued using independent sources and/or agreement with counterparties or other procedures approved by the Board and are typically categorized as Level 2 in the fair value hierarchy.
Commodity futures contracts are generally valued at the official futures settlement price. These valuations are typically catego-
rized as Level 1 in the fair value hierarchy. If there was no sale on that day, fair valuation procedures as described above may be applied.
The Funds disclose the fair value of their investments in a hierarchy that distinguishes between: (1) market participant assump-
tions which are developed based on market data obtained from sources independent of the Funds (observable inputs) and (2) the
Funds’ own assumptions about market participant assumptions which are developed based on the best information available under the circumstances (unobservable inputs). The three levels defined by the hierarchy are as follows:
Level 1
— Quoted prices in active markets for identical assets.
Level 2
— Other significant observable inputs (including
quoted prices for similar securities, interest rates, prepay-
ment speeds, credit risk, etc.).
Level 3
— Significant unobservable inputs (including as-
sumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term debt securities maturing in sixty days or less may be valued at amortized cost. Generally, amortized cost approximates the current fair value of a security, but since the valuation is not obtained from a quoted price in an active market, such securities are typically categorized as Level 2. Fair value measurements may also require additional disclo-
sure when the volume and level of activity for the asset or liability have significantly decreased, as well as when circumstances indicate that a transaction is not orderly.
The following is a summary of the valuations as of November 30, 2025, for each Fund based upon the three levels defined above:
For the period ended November 30, 2025, there were no Level 3 securities for which significant unobservable inputs were used to determine fair value, nor were there any transfers in or out of Level 3 securities for the  period.
Repurchase Agreements
The Funds may enter into repurchase agreements. Repurchase agreements are primarily used by the Funds as short-term in-
vestments for cash positions. Under a repurchase agreement, a Fund purchases one or more debt securities and simultaneously agrees to sell those securities back to the seller at a mutually agreed-upon future price and date, normally one day or a few days later. The resale price is greater than the purchase price, reflecting an agreed-upon market interest rate during the purchaser’s holding period. While the maturities of the underlying securities in repurchase transactions may be more than one year, the
LEVEL 1 - Quoted
Prices
A
LEVEL 2 - Other Significant Observable Inputs
A
Total
A
Futures
Contracts*
A
Repurchase
Agreements
A
Swap
Agreements*
A
U.S. Treasury
Obligations
A
Investment
Securities,
including
Repurchase
Agreements
A
Other Financial
Instruments,
including Futures
Contracts
and Swap
Agreements*
A
Bitcoin & Ether Equal Weight
ETF
......
$ 50,320 $ 6,144,913 $ — $ — $ 6,144,913 $ 50,320
Bitcoin & Ether Market Cap
Weight ETF
.
111,706 10,093,566 — — 10,093,566 111,706
Bitcoin ETF
...
76,555,041 125,012,161 — 1,396,220,588 1,521,232,749 76,555,041
Ether ETF
....
4,075,260 14,226,248 — — 14,226,248 4,075,260
Short Bitcoin ETF (5,584,667) 93,019,046 — — 93,019,046 (5,584,667)
Short Ether ETF (32,160) 6,584,152 — — 6,584,152 (32,160)
Ultra Bitcoin ETF 6,722,596 111,485,172 (167,287,606) — 111,485,172 (160,565,010)
Ultra Ether ETF 11,926,002 19,335,846 (82,424,587) — 19,335,846 (70,498,585)
Ultra Solana ETF 773,659 — — — — 773,659
Ultra XRP ETF
.
5,068,364 — — — — 5,068,364
UltraShort Bitcoin ETF (5,427,472) 5,011,639 16,893,120 — 5,011,639 11,465,648
UltraShort Ether ETF (4,099,926) 19,742,660 10,834,141 — 19,742,660 6,734,215
*  These investments are recorded in the financial statements at the unrealized gain or loss on the investment.

NOTES TO FINANCIAL STATEMENTS :: NOVEMBER 30, 2025 (UNAUDITED) :: 41
PROSHARES TRUST
term of each repurchase agreement will always be less than one year. The Funds follow certain procedures designed to minimize the risks inherent in such agreements. These procedures include effecting repurchase transactions generally with major global financial institutions whose creditworthiness is monitored by the Advisor. In addition, the value of the collateral underlying the repurchase agreement is required to be at least equal to the repurchase price, including any accrued interest income earned on the repurchase agreement. The Funds may invest in repurchase agreements through joint account arrangements; in such cases, each Fund holds a pro rata share of the collateral and interest income based upon the dollar amount of the repurchase agreements entered into by each Fund. The collateral underlying the repurchase agreement is held by the Fund’s custodian. A repurchase agreement is subject to the risk that the counterparty to the repurchase agreement that sells the securities may default on its obligation to repurchase them. In this circumstance, a Fund may lose money because it may not be able to sell the securities at the agreed upon time and price, the securities may lose value before they can be sold, the selling institution may declare bankruptcy or the Fund may have difficulty exercising rights to the collateral. During periods of high demand for repurchase agreements, the
Funds may be unable to invest available cash in these instruments to the extent desired by the Advisor. Repurchase agreements usually are for short periods, such as one week or less, but may be longer. It is the current policy of each Fund not to invest in repurchase agreements that do not mature within seven days if any such investment, together with any other illiquid assets held by the Fund, amounts to more than 15% of the Fund’s total net assets. The investments of each Fund in repurchase agreements at times may be substantial when, in the view of the Advisor, liquidity, investment, regulatory, or other considerations so warrant.
On November 30, 2025, the Funds had an undivided interest in joint repurchase agreements with the following counterparties, for the time periods and rates indicated. Amounts shown in the table below represent Principal Amount, Cost and Value for each respective repurchase agreement.
Reverse Repurchase Agreements
The Funds may enter into reverse repurchase agreements as part of its investment strategy, which may be viewed as a form of borrowing. Reverse repurchase agreements involve sales by the Fund of portfolio assets for cash concurrently with an agreement by the Fund to repurchase those same assets at a later date at a fixed price. Generally, the effect of such a transaction is that the
Fund can recover all or most of the cash invested in the portfolio securities involved during the term of the reverse repurchase
Fund Name
A
Bank of
America
Securities,
Inc., 3.5%,
dated
11/28/2025
due
12/01/2025
(a)
Bank of
America
Securities,
Inc., 3.65%,
dated
11/28/2025
due
12/01/2025
(b)
Bank of
America
Securities,
Inc., 3.96%,
dated
11/28/2025
due
12/01/2025
(c)
Bank of
America
Securities,
Inc., 4.06%,
dated
11/28/2025
due
12/01/2025
(d)
Barclays
Capital, Inc.,
4.08%, dated
11/28/2025
due
12/01/2025
(e)
BNP Paribas
Securities
Corp.,
2.5%, dated
11/28/2025
due
12/01/2025
(f)
BNP Paribas
Securities
Corp.,
4.08%, dated
11/28/2025
due
12/01/2025
(g)
CF Secured LLC,
4.06%, dated
11/28/2025 due
12/01/2025
(h)
Natixis New
York Branch,
4.07%, dated
11/28/2025 due
12/01/2025
(i)
Total
Bitcoin & Ether Equal Weight
ETF
.........
$ 217,946
$ 1,117,669 $ 447,068 $ 447,068 $ 111,767 $ 335,300 $ 335,300 $ 1,847,475 $ 1,285,320 $ 6,144,913
Bitcoin & Ether Market Cap
Weight ETF
....
357,995
1,835,871 734,348 734,348 183,587 550,761 550,762 3,034,642 2,111,252 10,093,566
Bitcoin ETF
......
4,433,885
22,737,872 9,095,149 9,095,149 2,273,787 6,821,363 6,821,362 37,585,041 26,148,553 125,012,161
Ether ETF
.......
504,571
2,587,545 1,035,018 1,035,019 258,755 776,263 776,263 4,277,137 2,975,677 14,226,248
Short Bitcoin ETF
...
3,299,165
16,918,796 6,767,518 6,767,519 1,691,880 5,075,638 5,075,638 27,966,277 19,456,615 93,019,046
Short Ether ETF
...
233,524
1,197,560 479,024 479,024 119,756 359,269 359,269 1,979,532 1,377,194 6,584,152
Ultra Bitcoin ETF
...
3,954,115
20,277,512 8,111,005 8,111,005 2,027,751 6,083,253 6,083,254 33,518,138 23,319,139 111,485,172
Ultra Ether ETF
....
685,797
3,516,906 1,406,762 1,406,763 351,691 1,055,071 1,055,071 5,813,343 4,044,442 19,335,846
UltraShort Bitcoin ETF 177,751
911,543 364,617 364,617 91,154 273,464 273,463 1,506,755 1,048,275 5,011,639
UltraShort Ether ETF
.
700,225
3,590,899 1,436,360 1,436,360 359,090 1,077,270 1,077,270 5,935,652 4,129,534 19,742,660
$ 14,564,974 $ 74,692,173 $ 29,876,869 $ 29,876,872 $ 7,469,218 $ 22,407,652 $ 22,407,652 $ 123,463,992 $ 85,896,001 $ 410,655,403
Each Repurchase Agreement was fully collateralized by U.S. government and/or agency securities at November 30, 2025 as follows:
(a) U.S. Treasury Bonds, 0%, due 2/15/2032, which had an aggregate value at the Trust level of $198,900,001.
(b) U.S. Treasury Bonds, 0% to 1.13%, due 11/15/2028 to 8/15/2055; U.S. Treasury Notes, 4% to 4.38%, due 8/31/2028 to 3/31/2030, which had an aggregate value at the Trust level of $1,020,000,005.
(c) U.S. Treasury Notes, 3.88%, due 9/30/2032, which had an aggregate value at the Trust level of $408,000,080.
(d) U.S. Treasury Bonds, 0% to 3%, due 2/15/2027 to 11/15/2054; U.S. Treasury Notes, 0.13% to 4.63%, due 5/15/2028 to 2/15/2035, which had an aggregate value at the Trust level of $408,000,001.
(e) Federal Farm Credit Banks Funding Corp., 0%, due 12/1/2025; Federal Home Loan Banks, 0% to 5.50%, due 12/1/2025 to 7/15/2036; U.S.
Treasury Bonds, 4%, due 11/15/2052, which had an aggregate value at the Trust level of $102,000,056.
(f) U.S. Treasury Bills, 0%, due 12/9/2025 to 11/27/2026;  U.S. Treasury Bonds, 0% to 4.38%, due 4/15/2032 to 8/15/2051; U.S. Treasury Notes,
0.25% to 4.63%, due 7/15/2026 to 1/15/2034, which had an aggregate value at the Trust level of $306,000,004.
(g) U.S. Treasury Bills, 0%, due 12/9/2025 to 11/27/2026; U.S. Treasury Bonds, 0% to 4.38%, due 4/15/2032 to 8/15/2051; U.S. Treasury Notes,
0.25% to 4.63%, due 7/15/2026 to 1/15/2034, which had an aggregate value at the Trust level of $306,000,004.
(h) U.S. Treasury Bills, 0%, due 12/2/2025 to 10/29/2026; U.S. Treasury Bonds, 0% to 6.63%, due 11/30/2025 to 11/15/2055; U.S. Treasury
Notes, 0.13% to 4.88%, due 11/30/2025 to 11/15/2035, which had an aggregate value at the Trust level of $1,686,600,933.
(i) U.S. Treasury Bills, 0%, due 10/1/2026; U.S. Treasury Bonds, 0% to 6%, due 2/15/2026 to 11/15/2052; U.S. Treasury Notes, 0.63% to 4.63%,
due 12/31/2025 to 8/15/2034, which had an aggregate value at the Trust level of $1,173,397,843.

42 :: NOVEMBER 30, 2025 (UNAUDITED) :: NOTES TO FINANCIAL STATEMENTS
PROSHARES TRUST
agreement, while the Fund will be able to keep the interest income associated with those portfolio securities. Such transactions are advantageous only if the interest cost to the Fund of the reverse repurchase transaction is less than the cost of obtaining the cash otherwise. Opportunities to achieve this advantage may not always be available, and the Funds intend to use the reverse re-
purchase technique only when it will be to the Funds advantage to do so. The Funds will segregate with their custodian bank cash or liquid instruments equal in value to the Funds' obligations with respect to reverse repurchase agreements. Interest expense related to reverse repurchase agreements is reflected on the Consolidated Statements of Operations as "Interest expense."
As of November 30, 2025, the Funds had no outstanding reverse repurchase agreements. The average daily balances of the reverse repurchase agreements and the weighted average interest rates during the period ended November 30, 2025 are displayed in the below table.
Debt Instruments
The Funds may invest in debt instruments, including U.S. government securities, Foreign and U.S. investment grade corporate debt securities.
Accounting for Derivatives Instruments
In seeking to achieve the investment objectives of Funds whose objective is tied to an index or benchmark, the Advisor uses a passive approach to investing that is designed to track the performance of the Fund’s underlying index or benchmark. Each such
Fund attempts to achieve its investment objective by investing all, or substantially all, of its assets in investments that make up its index or in financial instruments that provide similar exposure.
In connection with its management, the Advisor has registered as a commodity pool operator (a "CPO") and the Commodity Pools are commodity pools under the Commodity Exchange Act (the "CEA"). Accordingly, the Advisor is subject to registration and regulation as a CPO under the CEA, and must comply with various regulatory requirements under the CEA and the rules and reg-
ulations of the Commodity Futures Trading Commission ("CFTC") and the National Futures Association ("NFA"), including inves-
tor protection requirements, antifraud provisions, disclosure requirements and reporting and record keeping requirements. The
Advisor is also subject to periodic inspections and audits by the CFTC and NFA. Compliance with these regulatory requirements could adversely affect the Commodity Pools' total return. In this regard, any further amendment to the CEA or its related regu-
lations that subject the Advisor or the Commodity Pools to additional regulation may have adverse impacts on the Commodity
Pools' operations and expenses.
All open derivative positions at period end are reflected on each respective Fund’s Consolidated Schedule of Portfolio Invest-
ments. The Funds utilized a varying level of derivative instruments in conjunction with investment securities in seeking to meet their investment objective during the period. While the volume of open positions may vary on a daily basis as each Fund trans-
acts derivative contracts in order to achieve the appropriate exposure to meet its investment objective, the volume of these open positions relative to the net assets of each respective Fund at the date of this report is generally representative of open positions throughout the reporting period.
For financial reporting purposes, the Trust can offset financial assets and financial liabilities that are subject to master netting arrangements or similar agreements in the Consolidated Statement of Assets and Liabilities. Information concerning the value of and amounts due under Repurchase and Reverse Repurchase Agreement transactions may be found on each Fund’s Consolidated
Schedule of Portfolio Investments. Information concerning the counterparties to each Repurchase Agreement and levels of collat-
eralization may be found above, under the caption “Repurchase Agreements.”
Following is a description of the Funds’ use of derivative instruments, the types of derivatives utilized by the Funds during the reporting period, as well as the primary underlying risk exposures related to each instrument type.
Fund Name
a
Average Daily Balance
a
Weighted Average
Interest Rate
a
Bitcoin & Ether Equal Weight ETF ........................................ $ 281,631 4.21%
Bitcoin & Ether Market Cap Weight ETF ................................... 398,426 4.22
Bitcoin ETF ......................................................... 51,990,210 4.53
(a)
Ether ETF .......................................................... 2,237,761 4.21
Short Bitcoin ETF .................................................... 1,465,254 4.52
Short Ether ETF ..................................................... 170,298 4.16
Ultra Ether ETF ...................................................... 884,234 4.15
Ultra Solana ETF ..................................................... 16,456,994 4.51
Ultra XRP ETF ....................................................... 31,030,927 4.59
(a) The weighted average interest rate on reverse repurchase agreements for this fund is paid for by the Advisor and is not a direct fund expense.

NOTES TO FINANCIAL STATEMENTS :: NOVEMBER 30, 2025 (UNAUDITED) :: 43
PROSHARES TRUST
Futures Contracts
The Funds seek to invest in cash-settled, front-month crypto futures. The Funds may also invest in back-month crypto futures con-
tracts. Front-month crypto futures contracts are those contracts with the shortest time to maturity. Back-month crypto futures contracts are those with longer times to maturity.
Each Fund may purchase or sell futures contracts as a substitute for a comparable market position in the underlying securities or to satisfy regulatory requirements. A physical-settlement futures contract generally obligates the seller to deliver (and the purchaser to take delivery of) the specified asset on the expiration date of the contract. A cash-settled futures contract obligates the seller to deliver (and the purchaser to accept) an amount of cash equal to a specific dollar amount (the contract multiplier)
multiplied by the difference between the final settlement price of a specific futures contract and the price at which the agreement is made. No physical delivery of the underlying asset is made.
The Funds generally engage in closing or offsetting transactions before final settlement of a futures contract, wherein a second identical futures contract is sold to offset a long position (or bought to offset a short position). In such cases, the obligation is to deliver (or take delivery of) cash equal to a specific dollar amount (the contract multiplier) multiplied by the difference between the price of the offsetting transaction and the price at which the original contract was entered into. If the original position en-
tered into is a long position (futures contract purchased) there will be a gain (loss) if the offsetting sell transaction is carried out at a higher (lower) price, inclusive of commissions. If the original position entered into is a short position (futures contract sold)
there will be a gain (loss) if the offsetting buy transaction is carried out at a lower (higher) price, inclusive of commissions.
Whether a Fund realizes a gain or loss from futures activities depends generally upon movements in the underlying commodity.
The extent of the Fund’s loss from an unhedged short position in futures contracts is potentially unlimited. Each Fund will engage in transactions in futures contracts that are traded on a U.S. exchange or board of trade or that have been approved for sale in the
U.S. by the CFTC.
Upon entering into a futures contract, each Fund will be required to deposit with the broker an amount of cash or cash equivalents in the range of approximately 25% to 50% of the contract amount for commodity futures (these amounts are subject to change by the exchange on which the contract is traded). This amount, known as “initial margin,” is in the nature of a performance bond or good faith deposit on the contract and is returned to the Fund upon termination of the futures contract, assuming all contractual obligations have been satisfied. Subsequent payments, known as “variation margin,” to and from the broker will be made as the price of the commodity underlying the futures contract fluctuates, making the long and short positions in the futures contract more or less valuable, a process known as “marking-to-market.” Net income and net fees related to cash collateral deposited with the broker are reflected on the Consolidated Statements of Operations as “Interest” or “Futures Commission Merchant fees”, respectively. At any time prior to expiration of a futures contract, a Fund may elect to close its position by taking an opposite position, which will operate to terminate the Fund’s existing position in the contract.
The primary risks associated with the use of futures contracts are imperfect correlation between movements in the price of the futures contract and the market value of the underlying assets, and the possibility of an illiquid market for a futures contract. Al-
though each Fund intends to sell futures contracts only if there is an active market for such contracts, no assurance can be given that a liquid market will exist for any particular contract at any particular time. Many futures exchanges and boards of trade limit the amount of fluctuation permitted in futures contract prices during a single trading day. Once the daily limit has been reached in a particular contract, no trades may be made that day at a price beyond that limit, or trading may be suspended for specified pe-
riods during the day. Futures contract prices could move to the limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and potentially subjecting a Fund to substantial losses. If trading is not possible, or if a Fund determines not to close a futures position in anticipation of adverse price movements, the Fund will be required to make daily cash payments of variation margin. The risk that the Fund will be unable to close out a futures position will be minimized by entering into such transactions on a national exchange with an active and liquid secondary market. In addition, although the counterparty to a futures contract is often a clearing organization, backed by a group of financial institutions, there may be instances in which the counterparty could fail to perform its obligations, causing significant losses to a Fund.
Swap Agreements
Certain Funds may enter into swap agreements to gain exposure to an underlying asset without actually purchasing such asset
(or shorting such asset), or to hedge a position, including in circumstances in which direct investment is restricted for legal rea-
sons or is otherwise impracticable. Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a day to more than one year. In a standard “swap” transaction, two parties agree to exchange the return (or differentials in rates of return) earned or realized on a particular pre-determined investment or instrument. The gross return to be exchanged or “swapped” between the parties is calculated with respect to a “notional amount,” e.g., the return on or change in value of a particular dollar amount invested in a “basket” of securities or an ETF representing a particular index or group of securities.

44 :: NOVEMBER 30, 2025 (UNAUDITED) :: NOTES TO FINANCIAL STATEMENTS
PROSHARES TRUST
Most swap agreements entered into by a Fund calculate and settle the obligations of the parties to the agreement on a “net basis”
with a single payment. Consequently, a Fund’s current obligations (or rights) under a swap agreement will generally be equal only to the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the “net amount”).
When investing in swap agreements, the Funds may hold or gain exposure to only a representative sample of the securities in an index, or to a component of the index.
On a typical long swap, the counterparty will generally agree to pay the Fund the amount, if any, by which the notional amount of the swap agreement would have increased in value had it been invested in the particular underlying assets (e.g., an ETF, or securi-
ties comprising an index), plus any dividends or interest that would have been received on those assets. The Fund will agree to pay to the counterparty a floating rate of interest on the notional amount of the swap agreement plus the amount, if any, by which the notional amount would have decreased in value had it been invested in such assets plus, in certain circumstances, commissions or trading spreads on the notional amount. Therefore, the return to the Fund on a long swap should be the gain or loss on the notional amount plus dividends or interest on the assets less the interest paid by the Fund on the notional amount. As a trading technique, the Advisor may substitute physical securities with a swap agreement having investment characteristics substantially similar to the underlying securities.
Some Funds may also enter into swap agreements that provide the opposite return of their index or a security. These swaps are similar to the long swaps disclosed above except that the counterparty pays interest to each Fund on the notional amount out-
standing and that dividends or interest on the underlying instruments reduce the value of the swap. In addition, in certain in-
stances, each Fund will agree to pay to the counterparty commissions or trading spreads on the notional amount. These amounts are netted with any unrealized gain or loss to determine the value of the swap.
A Fund’s current obligations under most swap agreements (total return swaps, equity/index swaps, interest rate swaps) will be accrued daily (offset against any amounts owed to the Fund) and any accrued but unpaid net amounts owed to a swap counter-
party will be covered by segregating or earmarking cash and/or securities determined to be liquid, but typically no payments will be made until the settlement date. Interest income related to segregated cash is reflected on the Consolidated Statements of
Operations as “Interest.”
A Fund will not enter into uncleared swap agreements (i.e., not cleared by a central counterparty) unless the Advisor believes that the counterparty to the transaction is creditworthy. The counterparty to an uncleared swap agreement will typically be a major global financial institution. A Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. If such a default occurs, a Fund will have contractual reme-
dies pursuant to the swap agreements, but such remedies may be subject to bankruptcy and insolvency laws that could affect the
Fund’s rights as a creditor.
In the normal course of business, a Fund enters into International Swaps and Derivatives Association (“ISDA”) agreements with certain counterparties for derivative transactions. These agreements contain, among other conditions, events of default and ter-
mination events, and various covenants and representations. Certain of the Fund’s ISDA agreements contain provisions that re-
quire the Fund to maintain a pre-determined level of net assets, and/or provide limits regarding the decline of the Fund’s NAV over specific periods of time, which may or may not be exclusive of redemptions. If the Fund were to trigger such provisions and have open derivative positions at that time, counterparties to the ISDA agreements could elect to terminate such ISDA agreements and request immediate payment in an amount equal to the net liability positions, if any, under the relevant ISDA agreement. Pursuant to the terms of its ISDA agreements, the Fund will have already collateralized its liability under such agreements, in some cases only in excess of certain threshold amounts. The Funds seek to mitigate risks by generally requiring that the counterparties for each Fund agree to post collateral for the benefit of the Fund, marked to market daily, in an amount approximately equal to what the counterparty owes the Fund, subject to certain minimum thresholds, although the Funds may not always be successful. To the extent any such collateral is insufficient or there are delays in accessing the collateral, the Funds will be exposed to risks, includ-
ing possible delays in recovering amounts as a result of bankruptcy proceedings.
The use of swaps is a highly specialized activity which involves investment techniques and risks in addition to, and in some cases different from, those associated with ordinary portfolio securities transactions. The primary risks associated with the use of swap agreements are mispricing or improper valuation, imperfect correlation between movements in the notional amount and the price of the underlying investments, and the inability of counterparties or clearing organizations to perform. A Fund may use a combination of swaps on an underlying index and swaps on an ETF that is designed to track the performance of that index, or it may solely use swaps on an ETF to achieve its desired investment exposure. The performance of an ETF may not track the performance of its underlying index due to embedded costs and other factors. Thus, to the extent a Fund invests in swaps that use an ETF as the reference asset, that Fund may be subject to greater correlation risk and may not achieve as high a degree of correlation with its index as it would if the Fund used only swaps on the underlying index. The Advisor, under supervision from the Board, is responsible for determining and monitoring the liquidity of the Funds’ transactions in swap agreements.

NOTES TO FINANCIAL STATEMENTS :: NOVEMBER 30, 2025 (UNAUDITED) :: 45
PROSHARES TRUST
All of the outstanding swap agreements held by the Funds on November 30, 2025 contractually terminate within 12 months but may be terminated without penalty by either party daily. Upon termination, the Fund is entitled to receive or pay the “unrealized appreciation or depreciation” amount existing at the date of termination.
The Financial Accounting Standards Board, pursuant to Accounting Standards Codification 815-10 (“ASC 815-10”), requires com-
panies (including the Trust) to disclose information intended to enable financial statement users to understand how derivative instruments affect the Consolidated Statements of Assets and Liabilities as well as the effect of derivative instruments on the
Consolidated Statements of Operations during the reporting period, in the context of each entity’s risk exposure. ASC 815-10 pro-
vides examples of risk exposure, including interest rate, foreign exchange, equity, commodity and credit.
The Actively Managed Funds' investment objectives are to correspond to the performance of bitcoin or ether or a combination thereof. The other Funds' investment objective is to provide investment results, before fees and expenses, that correspond to the return of its underlying index on a daily basis and the derivatives utilized are aligned to the same primary risk. The primary risks for the Funds are Bitcoin, Ether, Solana and/or XRP risk.
The following tables indicate the location of derivative-related items on the Consolidated Statements of Assets and Liabilities as
well as the effect of derivative instruments on the Consolidated Statements of Operations during the reporting period.
Fair Value of Derivative Instruments as of November 30, 2025
A
                      Asset Derivatives                                                                                 Liabilities Derivatives
A
Derivatives
not accounted
for as hedging
instruments under
ASC 815
A
Consolidated
Statements of
Assets and
Liabilities
Location
A
Fund
A
Unrealized
Appreciation*
A
Consolidated
Statements of
Assets and
Liabilities
Location
A
Fund
A
Unrealized
Depreciation*
A
Commodity futures
and Non-exchange
traded swap
agreements
Receivable for
variation margin on
Futures contracts* ;
Unrealized
appreciation on
non-exchange
traded swap
agreements
Payable for
variation margin on
Futures contracts*;
Unrealized
depreciation on
non-exchange
traded swap
agreements
Bitcoin & Ether Equal Weight ETF
Bitcoin & Ether Equal
Weight ETF
$ 50,320
Bitcoin & Ether Equal
Weight ETF $ —
Bitcoin & Ether Market Cap Weight ETF
Bitcoin & Ether Market
Cap Weight ETF
111,706
Bitcoin & Ether Market
Cap Weight ETF —
Bitcoin ETF
Bitcoin ETF
76,555,041
Bitcoin ETF —
Ether ETF
Ether ETF
4,075,260
Ether ETF —
Short Bitcoin ETF
Short Bitcoin ETF
—
Short Bitcoin ETF 5,584,667
Short Ether ETF
Short Ether ETF
—
Short Ether ETF 32,160
Ultra Bitcoin ETF
Ultra Bitcoin ETF
9,159,770
Ultra Bitcoin ETF 169,724,780
Ultra Ether ETF
Ultra Ether ETF
11,926,002
Ultra Ether ETF 82,424,587
Ultra Solana ETF
Ultra Solana ETF
773,659
Ultra Solana ETF —
Ultra XRP ETF
Ultra XRP ETF
5,068,364
Ultra XRP ETF —
UltraShort Bitcoin ETF
UltraShort Bitcoin ETF
17,147,296
UltraShort Bitcoin ETF 5,681,648
UltraShort Ether ETF
UltraShort Ether ETF
10,834,141
UltraShort Ether ETF 4,099,926
* Includes cumulative appreciation (depreciation) of futures contracts as reported in the Consolidated Schedule of Portfolio Investments. For these securities, only the variation margin is reported within the asset and liability sections of the Consolidated Statements of Assets and Liabilities.
The Effect of Derivative Instruments on the Consolidated Statements of Operations for the Period Ended November 30, 2025
A
Derivatives
not accounted
for as hedging
instruments under
ASC 815
A
Location of Gain or (Loss) on
Derivatives on the Consolidated
Statements of Operations
A
Fund
A
Realized Gain
or (Loss) on
Derivatives
A
Change in
Unrealized
Appreciation or
(Depreciation) on
Derivatives
A
Commodity futures
and Non-exchange
traded swap
agreements
Net realized gain (loss) on Expiration
or closing of: futures contracts
and non-exchange traded swap
agreements; Change in net unrealized
appreciation (depreciation) on:
Futures contracts and Non-exchange
traded swap agreements
Bitcoin & Ether Equal Weight ETF
Bitcoin & Ether Equal Weight ETF $ (1,190,300) $ 215,196

46 :: NOVEMBER 30, 2025 (UNAUDITED) :: NOTES TO FINANCIAL STATEMENTS
PROSHARES TRUST
Taxes and Distributions
Each of the Funds intends to qualify or continue to qualify as a regulated investment company and distribute substantially all of its net investment income and capital gains to shareholders. Accordingly, no provision for Federal income taxes is required in the financial statements.
As of November 30, 2025, management of the Funds has reviewed all open tax years and major jurisdictions (the last four tax year ends including the interim tax periods since then, as applicable) and concluded that there is no tax liability resulting from un-
recognized tax benefits relating to uncertain income tax positions taken or expected to be taken in future tax returns. The Funds are also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next 12 months.
Distributions to shareholders from net investment income and net capital gain, if any, are declared and paid at least annually.
The amount of distributions from net investment income and net realized gains are determined in accordance with federal in-
come tax regulations, which may differ from GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales, 1256 mark-to-market, constructive sales adjustments, and qualified late-year loss deferrals) do not require a reclassification. Under current law, each Fund is permitted to treat on its tax return as dividends paid the portion of redemption proceeds paid to redeeming shareholders that represents the redeeming shareholders' portion of the Fund's accumulated earnings and profits. This practice, called tax “equalization,” could reduce the amount of income and/or gains that the Funds are required to distribute as dividends to non-redeeming shareholders.
While subject to management’s discretion, any available tax equalization is typically applied first to short-term capital gains, next to long-term capital gains and then to ordinary income. To the extent distributions exceed net investment income and net realized capital gains for tax purposes, they are reported as a tax return of capital.
The Funds’ tax year end is October 31st and the tax character of current year distributions and current components of accumulat-
ed earnings (deficit) will be determined at the end of the current tax year. The wholly-owned subsidiaries of the Funds organized under the laws of the Cayman Islands have a September 30th tax year-end.
The Effect of Derivative Instruments on the Consolidated Statements of Operations for the Period Ended November 30, 2025
A
Derivatives
not accounted
for as hedging
instruments under
ASC 815
A
Location of Gain or (Loss) on
Derivatives on the Consolidated
Statements of Operations
A
Fund
A
Realized Gain
or (Loss) on
Derivatives
A
Change in
Unrealized
Appreciation or
(Depreciation) on
Derivatives
A
Commodity futures
and Non-exchange
traded swap
agreements
Net realized gain (loss) on Expiration
or closing of: futures contracts
and non-exchange traded swap
agreements; Change in net unrealized
appreciation (depreciation) on:
Futures contracts and Non-exchange
traded swap agreements
Bitcoin & Ether Market Cap Weight ETF
Bitcoin & Ether Market Cap Weight ETF $ (3,202,979) $ 303,119
Bitcoin ETF
Bitcoin ETF (638,219,064) 188,861,379
Ether ETF
Ether ETF (67,744) 5,343,887
Short Bitcoin ETF
Short Bitcoin ETF 21,711,038 (8,663,526)
Short Ether ETF
Short Ether ETF 123,025 (140,559)
Ultra Bitcoin ETF
Ultra Bitcoin ETF 22,718,736 (391,803,683)
Ultra Ether ETF
Ultra Ether ETF (88,543,427) (85,810,662)
Ultra Solana ETF
Ultra Solana ETF
(a)
(58,113,615) 773,659
Ultra XRP ETF
Ultra XRP ETF
(a)
(126,989,650) 5,068,364
UltraShort Bitcoin ETF
UltraShort Bitcoin ETF (15,952,781) 38,329,854
UltraShort Ether ETF
UltraShort Ether ETF (5,049,238) 7,729,430
(a) Commencement of investment operations from July 14, 2025 through November 30, 2025.

NOTES TO FINANCIAL STATEMENTS :: NOVEMBER 30, 2025 (UNAUDITED) :: 47
PROSHARES TRUST
The tax character of distributions paid for the most recent tax years ended October 31, 2025 and October 31, 2024, were as follows:
At October 31, 2025 (the Funds’ most recent tax year end), the components of accumulated earnings (deficit) on a tax basis were as follows:
Temporary differences are generally due to differing book and tax treatments for the timing of the recognition of gains and losses on certain investment transactions and the timing and the deductibility of certain expenses. Permanent differences, primari-
ly due to reclassification on the sale of derivatives, investments in subsidiary units, equalization and nondeductible expenses, resulted in reclassifications as of October 31, 2025 (the Funds’ most recent tax year end), among the Funds’ components of net assets.
As of October 31, 2025 (the Funds’ most recent tax year end), the Funds had capital loss carry forwards (“CLCFs”) available to offset future realized gains, if any, to the extent provided for by regulations and to thereby reduce the amount of future taxable capital gain distributions. Under current tax law, CLCFs retain their character as either short-term or long-term capital losses, and are not subject to expiration.
At October 31, 2025 (the Funds’ most recent tax year end), the following Funds had available CLCFs:
Year Ended October 31, 2025
A
Year Ended October 31, 2024
A
Fund
A
Distributions
paid from
ordinary
income
A
Distributions
paid from
net long-
term capital
gains
A
Tax
return of
capital
A
Total
Distributions
A
Distributions
paid from
ordinary
income
A
Distributions
paid from
net long-
term capital
gains
A
Tax
return of
capital
A
Total
Distributions
A
Bitcoin & Ether Equal
Weight ETF
.......
$ 2,905,663 $ — $ — $ 2,905,663 $ 773,873 $ — $ 77,373 $ 851,246
Bitcoin & Ether Market
Cap Weight ETF
....
4,304,464 — — 4,304,464 1,551,477 — — 1,551,477
Bitcoin ETF
.........
1,189,070,016 — — 1,189,070,016 963,637,410 — — 963,637,410
Ether ETF
..........
18,033,864 — — 18,033,864 1,569,850 — 6,229,293 7,799,143
Short Bitcoin ETF
....
1,589,939 — — 1,589,939 2,010,266 — — 2,010,266
Short Ether ETF
.....
70,614 — 53,000 123,614 60,743 — — 60,743
Ultra Bitcoin ETF
.....
102,127,897 — — 102,127,897 409,083 — — 409,083
Ultra Ether ETF
......
9,558,266 — — 9,558,266 1,218 — — 1,218
Ultra Solana ETF
.....
— — 1,058,174 1,058,174 — — — —
UltraShort Bitcoin ETF
.
350,803 — — 350,803 36,449 — 3,402 39,851
UltraShort Ether ETF
..
404,167 — 2,693,628 3,097,795 195,385 — — 195,385
Fund
A
Undistributed
Ordinary
Income
A
Undistributed
Long-Term
Capital Gain
A
Accumulated
Capital and
Other Losses
A
Unrealized
Appreciation/
(Depreciation)
A
Bitcoin & Ether Equal Weight ETF
.....
$ 2,209,884 $ — $ (197) $ (1,543,296)
Bitcoin & Ether Market Cap Weight ETF
.
2,432,525 — (353) (591,267)
Bitcoin ETF
......................
383,626,738 — (616,458) (905,431,266)
Ether ETF
.......................
16,718,677 — — (61,345,558)
Short Bitcoin ETF
.................
136,940 — (4,443) (204,129,265)
Short Ether ETF
..................
— — (110) (5,509,189)
Ultra Bitcoin ETF
..................
133,438,744 — — 105,410,094
Ultra Ether ETF
...................
— — — (143,898,425)
Ultra Solana ETF
..................
— — (26) (23,013,223)
Ultra XRP ETF
....................
— — (25) (86,715,192)
UltraShort Bitcoin ETF
..............
114,487 — (42,399,620) (12,796,389)
UltraShort Ether ETF
...............
— — (6,063,653) (36,296,140)
No Expiration Date
A
Bitcoin & Ether Equal Weight ETF
.................................................................
$ 197
Bitcoin & Ether Market Cap Weight ETF
.............................................................
353
Bitcoin ETF
..................................................................................
616,458
Short Bitcoin ETF
.............................................................................
4,443
Short Ether ETF
..............................................................................
110
Ultra Solana ETF
..............................................................................
26
Ultra XRP ETF
................................................................................
25
UltraShort Bitcoin ETF
..........................................................................
42,399,620
UltraShort Ether ETF
...........................................................................
6,063,653

48 :: NOVEMBER 30, 2025 (UNAUDITED) :: NOTES TO FINANCIAL STATEMENTS
PROSHARES TRUST
At October 31, 2025 (the Funds’ most recent tax year end), the following Funds utilized CLCFs and/or elected to defer late-year ordinary losses to November 1, 2025:
3. Investment Transactions, Income and Expense Allocations
Throughout the reporting period, investment transactions are generally accounted for no later than one business day following the trade date. For financial reporting purposes, investment transactions on the last business day of the reporting period are accounted for on the trade date.
Interest income is recognized on an accrual basis and includes, where applicable, the amortization of premium or discount. Gains or losses realized on sales of securities are determined using the specific identification method by comparing the identified cost of the security lot sold with the net sales proceeds.
Expenses directly attributable to a Fund are charged to that Fund, while expenses which are attributable to more than one Fund or jointly with an affiliate, are allocated among the respective Funds and/or affiliates based upon relative net assets or another reasonable basis.
4. Advisory and Management Service Fees and Transactions with Affiliates
The Advisor serves as the investment adviser to each Fund pursuant to an Investment Advisory and Management Agreement. The
Funds pay the Advisor a monthly fee, accrued daily at an annualized rate of 0.95% based on average daily net assets for invest-
ment advisory and management services. The Advisor is responsible for substantially all other expenses of the Funds except, gen-
erally, interest expenses (except that the Advisor will pay expenses incurred in connection with investments in reverse repurchase agreements in ProShares Bitcoin ETF), taxes, brokerage and other transaction costs (except that the Advisor will pay net account or similar fees charged by futures commission merchants in ProShares Bitcoin ETF), fees and expenses related to securities lending, compensation and expenses of the Independent Trustees, compensation and expenses of the counsel to the Independent
Trustees, compensation and expenses of the Trust’s chief compliance officer and his or her staff, legal fees and expenses in con-
nection with litigation, future distribution fees or expenses (if any), and extraordinary expenses.
The Advisor has agreed to contractually waive expenses incurred in connection with investments in reverse repurchase agree-
ments and net fees charged by futures commission merchants through September 30, 2026 in ProShares Bitcoin & Ether Equal
Weight ETF, ProShares Bitcoin & Ether Market Cap Weight ETF, ProShares Ether ETF, ProShares Short Ether ETF, and Proshares
Ultra Ether ETF.  These waivers are non-recoupable. After such date, the contractual waiver may be terminated or revised by the
Advisor. In addition, the Advisor has agreed to waive fees and to reimburse expenses to the extent total annual operating expenses before waivers and expense reimbursements, as a percentage of average daily net assets, exceed 0.94% through September 30,
2026, for ProShares Ultra Ether ETF. These waivers are non-recoupable. After such date, the expense limitation may be terminated or revised by the Advisor.
Employees of the Advisor serve in the roles of Interested Trustee, President, Chief Legal Officer and Secretary of the Trust. These
individuals receive no compensation directly from the Trust. Another employee of the Advisor serves as Chief Compliance Officer and Anti-Money Laundering Officer. This individual’s related compensation, along with the compensation of staff who administer the Funds’ compliance program, and certain other expenses are reimbursed to the Advisor by the Funds and are reflected on the
Consolidated Statements of Operations as “Compliance services fees.”
5. Trustees Fees
The Trust, together with other affiliated trusts, pay each Independent Trustee an aggregate fee consisting of a $375,000 annual retainer (paid in quarterly increments) for services provided as a Board member. Prior to September 1, 2025, each Independent
Trustee was paid a $325,000 annual retainer. Such fees are allocated between the Funds and other affiliated funds. Each Fund’s share of these fees, together with reimbursable expenses of the Trustees and expenses of the counsel to the Independent Trustees, is reflected on the Consolidated Statements of Operations as “Trustees Fees and expenses.”
Fund
A
Capital Loss
Utilized
A
Ordinary Late Year
Loss Deferrals
A
Bitcoin ETF
.....................................................................
$ 127,498 $ —
Ether ETF
......................................................................
73 —
Short Bitcoin ETF
................................................................
128 —
Ultra Ether ETF
..................................................................
86 —

NOTES TO FINANCIAL STATEMENTS :: NOVEMBER 30, 2025 (UNAUDITED) :: 49
PROSHARES TRUST
6. Distribution and Service Plan
SEI Investments Distribution Co. serves as the Funds’ distributor. The Trust has adopted a Distribution and Service (12b-1) Plan pursuant to which each Fund may bear a 12b-1 fee not to exceed 0.25% per annum of the Fund’s average daily net assets. No 12b-1 fees are currently paid by the Funds, and there are currently no plans to impose these fees.
7. Issuance and Redemption of Fund Shares
Each Fund issues and redeems its shares only to Authorized Participants (typically broker-dealers) in exchange for the deposit of cash, in large blocks known as Creation Units, each of which is comprised of a specified number of shares.
Retail investors may only purchase and sell Fund shares on a national securities exchange through a broker-dealer and such transactions may be subject to customary commission rates imposed by the broker-dealer.
Authorized Participants may pay transaction fees to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units. Transaction fees related to unsettled Creation Unit transactions are included in the receivable for capital shares issued on the Consolidated Statements of Assets and Liabilities. Transaction fees assessed during the period, which are included in the proceeds from shares issued on the Consolidated Statements of Changes in Net Assets, were as follows:
8. Investment Transactions
For the period ended November 30, 2025, there were no securities purchased or proceeds from sales of securities excluding short-
term securities and derivatives.
9. Basis of Consolidation
The accompanying Consolidated Schedules of Portfolio Investments, Consolidated Statements of Assets and Liabilities, Consoli-
dated Statements of Operations, Consolidated Statements of Changes in Net Assets and Consolidated Financial Highlights of the
Funds include the accounts of each Fund's wholly-owned Subsidiary organized under the laws of the Cayman Islands (together, the “Subsidiaries” and each, a “Subsidiary”), which primarily invest in commodity-related instruments. The Subsidiaries enable the Funds to hold these commodity-related instruments and satisfy regulated investment company tax requirements. Each Fund will invest a significant portion of its total assets in its Subsidiary. As of November 30, 2025, the Fund, its related Subsidiary and the total net assets of the Subsidiary as a percentage of the total net assets of its related Fund are displayed below:
For the Periods Ended
A
November 30, 2025
A
May 31, 2025
A
Bitcoin & Ether Equal Weight ETF ..................................................
$ 802 $ 1,369
Bitcoin & Ether Market Cap Weight ETF .............................................
1,217 1,067
Bitcoin ETF ...................................................................
173,773 488,336
Ether ETF ....................................................................
46,580 11,156
Short Bitcoin ETF ..............................................................
18,436 52,937
Short Ether ETF ...............................................................
3,241 3,088
Ultra Bitcoin ETF ...............................................................
71,332 155,974
Ultra Ether ETF
(a)
...............................................................
91,600 40,720
Ultra Solana ETF
(b)
..............................................................
12,719 —
Ultra XRP ETF
(b)
...............................................................
24,494 —
UltraShort Bitcoin ETF ..........................................................
37,440 71,339
UltraShort Ether ETF
(a)
...........................................................
90,123 16,619
(a) Commencement of investment operations from June 7, 2024 through May 31, 2025.
(b) Commencement of investment operations from July 14, 2025 through November 30, 2025.
Fund
a
Subsidiary
a
Percentage of Net Assets of
Fund
a
Bitcoin & Ether Equal Weight ETF Cayman Bitcoin & Ether Equal Weight Strategy Portfolio 44.06%
Bitcoin & Ether Market Cap Weight ETF Cayman Bitcoin & Ether Strategy Portfolio 40.77
Bitcoin ETF Cayman Bitcoin Strategy Portfolio 31.64
Ether ETF Cayman Ether Strategy Portfolio 80.89
Short Bitcoin ETF Cayman Bitcoin Inverse Strategy Portfolio 33.83
Short Ether ETF Cayman Short Ether Strategy Portfolio 51.97
Ultra Bitcoin ETF Cayman Ultra Bitcoin Portfolio 15.80
Ultra Ether ETF Cayman Ultra Ether Portfolio 37.04
Ultra Solana ETF Cayman Ultra Solana Portfolio 87.82
Ultra XRP ETF Cayman Ultra XRP Portfolio 88.63

50 :: NOVEMBER 30, 2025 (UNAUDITED) :: NOTES TO FINANCIAL STATEMENTS
PROSHARES TRUST
10. Share Splits and Reverse Share Splits
The effect of a share split transaction is to multiply the number of outstanding shares of the Fund by the split factor, with a cor-
responding decrease in the net asset value per share. The effect of the reverse share split transactions is to divide the number of outstanding shares of the Fund by the reverse split factor, with a corresponding increase in the net asset value per share. These transactions do not change the net assets of the Fund or the value of a shareholder's investment. The historical share transactions presented in the Consolidated Statements of Changes in Net Assets and per share data presented in the Consolidated Financial
Highlights have been adjusted retroactively to give effect to share splits, as reflected in the following table.
11. Risk
Some risks apply to all Funds, while others are specific to the investment strategy of certain Funds. Each Fund may be subject to other risks in addition to these identified risks. This section discusses certain common principal risks encountered by the Funds.
Risks Associated with the Use of Derivatives
The Funds may obtain investment exposure through derivatives (i.e., bitcoin or ether futures and/or swap agreements). Invest-
ing in derivatives may be considered aggressive and may expose a Fund to risks different from, or possibly greater than, the risks associated with investing directly in the reference asset(s) underlying the derivative, including: 1) the risk that there may be imperfect correlation between the price of financial instruments and movements in the prices of the underlying reference asset(s); 2) the risk that an instrument is mispriced; 3) credit or counterparty risk on the amount each Fund expects to receive from a counterparty; 4) the risk that securities prices, interest rates and currency markets will move adversely and a Fund will incur significant losses; 5) the risk that the cost of holding a financial instrument might exceed its total return; and 6) the possible absence of a liquid secondary market for a particular instrument and possible exchange-imposed price fluctuation limits, either of which may make it difficult or impossible to adjust a Fund’s position in a particular instrument when desired.
The occurrence of any of these factors may prevent the Fund from achieving its investment objective. Because derivatives often require limited initial investment, the use of derivatives also may expose the Fund to losses in excess of those amounts initially invested.
Certain Funds may use a combination of swaps on an underlying index or swaps on an ETF that is designed to track the perfor-
mance of that index. The performance of an ETF may not track the performance of its underlying index due to embedded costs and other factors. Thus, to the extent a Fund invests in swaps that use an ETF as the reference asset, that Fund may be subject to greater correlation risk and may not achieve as high a degree of correlation with its index as it would if the Fund used only swaps on the underlying index.
Moreover, with respect to the use of swap agreements, if an index has a dramatic intraday move that causes a material decline in a Fund’s net assets, the terms of a swap agreement between the Fund and its counterparty may permit the counterparty to immediately close out the transaction with the Fund. In that event, the Fund may be unable to enter into another swap agree-
ment or invest in other derivatives to achieve the desired exposure consistent with the Fund’s investment objective. This, in turn, may prevent the Fund from achieving its investment objective, even if the Index reverses all or a portion of its intraday move by the end of the day. Any costs associated with using derivatives will also have the effect of lowering the Fund’s return.
Equity and Market Risk
Equity markets are volatile, and the value of market traded securities and other instruments correlated with equity markets may fluctuate dramatically from day to day. Equity markets are subject to corporate, political, regulatory, market and econom-
ic developments, as well as developments that impact specific economic sectors, industries or segments of the market.
Fund
a
Subsidiary
a
Percentage of Net Assets of
Fund
a
UltraShort Bitcoin ETF Cayman UltraShort Bitcoin Portfolio 48.95%
UltraShort Ether ETF Cayman UltraShort Ether Portfolio 47.84
Effective Date
ED
Type of Split
ED
Short Bitcoin ETF ....................................................... November 7, 2024 1-for-5 reverse stock split
Ultra Ether ETF ......................................................... June 12, 2025 1-for-5 reverse stock split
UltraShort Bitcoin ETF ................................................... June 12, 2025 1-for-5 reverse stock split
Short Ether ETF ........................................................ November 20, 2025 1-for-4 reverse stock split
UltraShort Ether ETF ..................................................... November 20, 2025 1-for-10 reverse stock split

NOTES TO FINANCIAL STATEMENTS :: NOVEMBER 30, 2025 (UNAUDITED) :: 51
PROSHARES TRUST
Bitcoin Risk
The ProShares Bitcoin & Ether Equal Weight ETF, ProShares Bitcoin & Ether Market Cap Weight ETF, ProShares Bitcoin ETF,
ProShares Short Bitcoin ETF, ProShares Ultra Bitcoin ETF and ProShares UltraShort Bitcoin ETF do not invest directly in Bit-
coin. The Funds invest in Bitcoin futures and swap agreements.
Bitcoin is a relatively new innovation and the market for Bitcoin is subject to rapid price swings, changes and uncertainty. The further development of the Bitcoin Network and the acceptance and use of Bitcoin are subject to a variety of factors that are difficult to evaluate. The slowing, stopping or reversing of the development of the Bitcoin Network or the acceptance of Bitcoin may adversely affect the price of Bitcoin. Bitcoin is subject to the risk of fraud, theft, manipulation or security failures, opera-
tional or other problems that impact Bitcoin trading venues. Additionally, if one or a coordinated group of miners were to gain control of 51% of the Bitcoin Network, they would have the ability to manipulate transactions, halt payments and fraudulently obtain Bitcoin. A significant portion of Bitcoin is held by a small number of holders sometimes referred to as “whales.” These holders have the ability to manipulate the price of Bitcoin. Unlike the exchanges for more traditional assets, such as equity se-
curities and futures contracts, Bitcoin and Bitcoin trading venues are largely unregulated. As a result of the lack of regulation, individuals or groups may engage in fraud or market manipulation and investors may be more exposed to the risk of theft, fraud and market manipulation than when investing in more traditional asset classes. Over the past several years, a number of Bitcoin trading venues have been closed due to fraud, failure or security breaches. Investors in Bitcoin may have little or no recourse should such theft, fraud or manipulation occur and could suffer significant losses. Legal or regulatory changes may negatively impact the operation of the Bitcoin Network or restrict the use of Bitcoin. The realization of any of these risks could result in a decline in the acceptance of Bitcoin and consequently a reduction in the value of Bitcoin, Bitcoin futures, and the
Fund. The Bitcoin Network is collectively maintained by (1) a decentralized group of participants who run computer software that results in the recording and validation of transactions (commonly referred to as “miners”), (2) developers who propose improvements to the Bitcoin Protocol and the software that enforces the protocol and (3) users who choose which version of the bitcoin software to run. From time to time, the developers suggest changes to the bitcoin software. If a sufficient number of users and miners elect not to adopt the changes, a new digital asset, operating on the earlier version of the bitcoin software, may be created. This is often referred to as a “fork.” The creation of a “fork” or a substantial giveaway of Bitcoin (sometimes referred to as an “air drop”) may result in a significant and unexpected decline in the value of Bitcoin, Bitcoin futures, and the
Fund.
Bitcoin Futures Risk
The market for bitcoin futures may be less developed, and potentially less liquid and more volatile, than more established futures markets. While the bitcoin futures market has grown substantially since bitcoin futures commenced trading, there can be no assurance that this growth will continue. Bitcoin futures are subject to collateral requirements and daily limits that may limit the Fund’s ability to achieve the desired exposure. If the Fund is unable to meet its investment objective, the Fund’s returns may be lower than expected. Additionally, these collateral requirements may require the Fund to liquidate its position when it otherwise would not do so.
When a bitcoin futures contract is nearing expiration, the Fund will generally sell it and use the proceeds to buy a bitcoin fu-
tures contract with a later expiration date. This is commonly referred to as “rolling.” The costs associated with rolling bitcoin futures typically are substantially higher than the costs associated with other futures contracts and may have a significant adverse impact on the performance of the Fund.
Ether Risk
The ProShares Bitcoin & Ether Equal Weight ETF, ProShares Bitcoin & Ether Market Cap Weight ETF, ProShares Ether ETF,
ProShares Ultra Ether ETF, ProShares UltraShort Ether ETF, and ProShares Short Ether ETF do not invest directly in Ether.
The Funds invest in Ether futures.
Ether is a relatively new innovation and is subject to unique and substantial risks. The market for ether is subject to rapid price swings, changes and uncertainty. The further development of the Ethereum Network and the acceptance and use of ether are subject to a variety of factors that are difficult to evaluate. The slowing, stopping or reversing of the development of the
Ethereum Network or the acceptance of ether may adversely affect the price and liquidity of ether. Ether is subject to the risk of fraud, theft, manipulation or security failures, operational or other problems that impact ether trading venues. Additional-
ly, if one or a coordinated group of validators were to gain control of 33% or more of staked ether, they would have the ability to execute extensive attacks, manipulate transactions and fraudulently obtain ether. If such a validator or group of validators were to gain control of one-third of staked ether, they could halt payments. A significant portion of ether is held by a small number of holders sometimes referred to as “whales.” Transactions by these holders may influence the price of ether. Unlike the exchanges for more traditional assets, such as equity securities and futures contracts, ether and ether trading venues are largely unregulated. As a result of the lack of regulation, individuals or groups may engage in fraud or market manipulation
(including using social media to promote ether in a way that artificially increases the price of ether). Investors may be more

52 :: NOVEMBER 30, 2025 (UNAUDITED) :: NOTES TO FINANCIAL STATEMENTS
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exposed to the risk of theft, fraud and market manipulation than when investing in more traditional asset classes. Over the past several years, a number of ether trading venues have been closed due to fraud, failure or security breaches. Investors in ether may have little or no recourse should such theft, fraud or manipulation occur and could suffer significant losses. The realization of any of these risks could result in a decline in the acceptance of ether and consequently a reduction in the value of ether, ether futures, and the Fund. Additionally, legal or regulatory changes may negatively impact the operation of the Ethere-
um Network or restrict the use of ether. For example, if ether were determined to be or were expected to be determined to be a security under the federal securities laws, it is possible certain trading venues would no longer facilitate trading in ether, trad-
ing in ether futures may become significantly more volatile and/or completely halted, and the value of an investment in the
Fund could decline significantly and without warning, including to zero. Finally, the creation of a “fork” (as described above)
or a substantial giveaway of ether (sometimes referred to as an “air drop”) may result in significant and unexpected declines in the value of ether, ether futures, and the Fund. A fork may be intentional, such as the ’Merge.’ The ’Merge’ refers to protocol changes altering the method by which transactions are validated.
Ether Futures Risk
The market for Ether futures may be less developed, and potentially less liquid and more volatile, than more established fu-
tures markets. While the Ether futures market has grown substantially since Ether futures commenced trading, there can be no assurance that this growth will continue. Ether futures are subject to collateral requirements and daily limits that may lim-
it the Fund’s ability to achieve the desired exposure. If the Fund is unable to meet its investment objective, the Fund’s returns may be lower than expected. Additionally, these collateral requirements may require the Fund to liquidate its position when it otherwise would not do so.
When a Ether futures contract is nearing expiration, the Fund will generally sell it and use the proceeds to buy a Ether futures contract with a later expiration date. This is commonly referred to as “rolling.” The costs associated with rolling Ether futures typically are substantially higher than the costs associated with other futures contracts and may have a significant adverse impact on the performance of the Fund.
Solana (SOL) Risk
The ProShares Ultra Solana ETF does not invest directly in Solana (SOL). The Fund invests in Solana (SOL) futures contracts.
The Fund’s anticipated investments in Solana (SOL) futures contracts expose the Fund to the risks associated with an in-
vestment in Solana (SOL) because the anticipated price of Solana (SOL) futures is expected to be substantially based on the price of Solana (SOL). However, Solana (SOL) futures contracts have been trading for a relatively short period of time and the degree of correlation between the Solana (SOL) spot and the Solana (SOL) futures market is yet to be established with a high degree of certainty. It is possible that the anticipated price of Solana (SOL) futures may show a significant degree of correla-
tion with the spot price of Solana (SOL). Solana (SOL) is a relatively new innovation and is subject to unique and substantial risks. The markets for Solana (SOL) may be less liquid and more volatile than other markets for more established products.
It may be difficult to execute a Solana (SOL) trade at a specific price when there is a relatively small volume of buy and sell orders in the Solana (SOL) market. A market disruption can also make it more difficult to liquidate a position or find a suitable counterparty at a reasonable cost. The market for Solana (SOL) is subject to rapid price swings, changes and uncertainty. A significant portion of the demand for Solana (SOL) may be the result of speculation. Consequently, the value of Solana (SOL)
has been, and may continue to be, substantially dependent on speculation. Such speculation regarding the potential future appreciation of the price of Solana (SOL) may artificially inflate or deflate the price of Solana (SOL) and increase volatility.
The further development of the Solana network and the acceptance and use of Solana (SOL) are subject to a variety of factors that are difficult to evaluate. The slowing, stopping or reversing of the development of the Solana network or the acceptance of Solana (SOL) may adversely affect the price and liquidity of Solana (SOL). Solana (SOL) is subject to the risk of fraud, theft, manipulation or security failures, operational or other problems that impact Solana (SOL) trading venues. Additionally, if one or a coordinated group of validators were to gain control of a significant proportion of staked Solana (SOL), they could
(depending on the proportion of control gained), impede, reverse or prevent confirmation of transactions, cause a fork in the blockchain, manipulate the blockchain or double spend Solana (SOL). A significant portion of Solana (SOL) is held by a small number of holders sometimes referred to as “whales.” Transactions by these holders may influence the price of Solana (SOL)
and these holders may have the ability to manipulate the price of Solana (SOL). The Solana network has reportedly suffered multiple network outages including those arising from bugs (e.g., bugs in the propagation mechanism in 2020 and 2022, bugs leading to duplicate blocks in 2022, and bugs in the client software in 2024), security vulnerabilities (e.g., vulnerability in the client software in 2024), and denial of service and bot attacks (e.g., bot spamming and flooding in 2022, and a DDOS attack in 2021). The development of the Solana network is ongoing and future disruptions, outages, bugs, or other problems could have a material adverse effect on the value and volatility of Solana (SOL), Solana (SOL) futures and an investment in the Fund.
Similarly, the client software implementation and wallets used by users and validators to access the Solana network or Solana
(SOL) could suffer future disruptions, bugs, or other problems that could have a material adverse effect on the value of Solana
(SOL), Solana (SOL) futures and an investment in the Fund Unlike the exchanges for more traditional assets, such as equity

NOTES TO FINANCIAL STATEMENTS :: NOVEMBER 30, 2025 (UNAUDITED) :: 53
PROSHARES TRUST
securities and futures contracts, Solana (SOL) and Solana (SOL) trading venues are largely unregulated and may be operating out of compliance with applicable regulation. As a result of the lack of regulation, individuals or groups may engage in fraud or market manipulation (including using social media to promote Solana (SOL) in a way that artificially increases the price of
Solana (SOL)). Investors may be more exposed to the risk of theft, fraud and market manipulation, operational failures than when investing in more traditional asset classes. Over the past several years, a number of Solana (SOL) trading venues have been closed due to fraud, failure or security breaches. Investors in Solana (SOL) may have little or no recourse should such theft, fraud or manipulation occur and could suffer significant losses. Legal or regulatory changes may negatively impact the operation of the Solana network or restrict the use of Solana (SOL). For example, if Solana (SOL) were determined or were expected to be determined to be offered and sold as a security under the federal securities laws, it is possible certain trading venues would no longer facilitate trading in Solana (SOL), trading in Solana (SOL) futures may become significantly more volatile and/or completely halted, and the value of an investment in the Fund could decline significantly and without warning, including to zero. As a result, events that are not necessarily related to the security or utility of Solana (SOL) can nonetheless cause significant volatility in the price of Solana (SOL). Alternatively, legal or regulatory changes may increase the acceptance and adoption of Solana (SOL). The realization of any of these risks could result in increased volatility and in some instances could result in a sharp increase in the value of Solana (SOL).
Solana (SOL) Futures Risk
The market for Solana (SOL) futures may be less developed, and potentially less liquid and more volatile, than more established futures markets. While the Solana (SOL) futures market has grown substantially since Solana (SOL) futures commenced trad-
ing, there can be no assurance that this growth will continue. The price for Solana (SOL) futures contracts is based on a number of factors, including the supply of and the demand for Solana (SOL) futures contracts. Market conditions and expectations, regulatory limitations or limitations imposed by the listing exchanges or futures commission merchants (“FCMs”) (e.g., mar-
gin requirements, position limits, and accountability levels), collateral requirements, availability of counterparties, and other factors each can impact the supply of and demand for Solana (SOL) futures contracts. Market conditions and expectations, margin requirements, position limits, accountability levels, collateral requirements, availability of counterparties, and other factors may also limit the Fund’s ability to achieve its desired exposure to Solana (SOL) futures contracts. If the Fund is unable to achieve such exposure it may not be able to meet its investment objective and the Fund’s returns may be different or low-
er than expected. Additionally, collateral requirements may require the Fund to liquidate its positions, potentially incurring losses and expenses, when it otherwise would not do so. Investing in derivatives like Solana (SOL) futures may be considered aggressive and may expose the Fund to significant risks. These risks include counterparty risk and liquidity risk. The per-
formance of Solana (SOL) futures contracts, in general, has historically been highly correlated to the performance of Solana
(SOL). However, there can be no guarantee this will continue. Transaction costs (including the costs associated with futures investing), position limits, the availability of counterparties and other factors may impact the cost of Solana (SOL) futures con-
tracts and decrease the correlation between the performance of Solana (SOL) futures contracts and Solana (SOL), over short or even longterm periods. In the event that there are persistent disconnects between Solana (SOL) and Solana (SOL) futures, the Fund may not be able to obtain the desired leveraged exposure and may not be able to achieve its investment objective. In addition, the performance of back-month futures contracts is likely to differ more significantly from the performance of the spot prices of Solana (SOL). To the extent the Fund is invested in back-month Solana (SOL) future contracts, the performance of the Fund should be expected to deviate more significantly from the performance of Solana (SOL). Moreover, price differences between Solana (SOL) and Solana (SOL) futures will expose the Fund to risks different from, and possibly greater than, the risks associated with investing directly in Solana (SOL), including larger losses or smaller gains.
XRP Risk
The ProShares Ultra XRP ETF does not invest directly in XRP. The Fund invests in XRP futures contracts.
The Fund’s anticipated investments in XRP futures contracts exposes the Fund to the risks associated with an investment in XRP because the anticipated price of XRP futures is expected to be substantially based on the price of XRP. However, XRP futures contracts have been trading for a relatively short period of time and the degree of correlation between the XRP spot and the XRP futures market is yet to be established with a high degree of certainty. It is possible that the anticipated price of
XRP futures may show a significant degree of correlation with the spot price of XRP. XRP is a relatively new innovation and is subject to unique and substantial risks. The markets for XRP may be less liquid and more volatile than other markets for more established products. It may be difficult to execute an XRP trade at a specific price when there is a relatively small volume of buy and sell orders in the XRP market. A market disruption can also make it more difficult to liquidate a position or find a suitable counterparty at a reasonable cost. The market for XRP is subject to rapid price swings, changes and uncertainty.
A significant portion of the demand for XRP may be the result of speculation. The value of XRP has been, and may continue to be, substantially dependent on speculation. Such speculation regarding the potential future appreciation of the price of
XRP may artificially inflate or deflate the price of XRP and increase volatility. The further development of the XRP Ledger and the acceptance and use of XRP may be subject to a variety of factors that are difficult to evaluate. The slowing, stopping

54 :: NOVEMBER 30, 2025 (UNAUDITED) :: NOTES TO FINANCIAL STATEMENTS
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or reversing of the development of the XRP Ledger or the acceptance of XRP may adversely affect the price and liquidity of
XRP. A network of independent validator nodes validate transactions on the XRP Ledger, a distributed ledger upon which XRP transactions are processed and settled. These nodes do not mine new blocks but instead participate in a consensus process to ensure transactions are valid and correctly ordered on the ledger. Any node can act as a validator, but for practical purposes, the XRP Ledger depends on a trusted set of validators known as the Unique Node List (the “UNL”). Each node maintains a UNL, which is a list of other validators that the node trusts. For the consensus process to work, there needs to be some overlap in the UNLs across different nodes. If more than 20% of the validators on a server’s UNL disagree, the server stops validating new ledgers to avoid potential inconsistencies or attacks. If one or more malicious actors obtain control of greater than 20% of the validators on the XRP Ledger, those validators may cause the network to fail to reach a consensus and throw new transactions on the XRP Ledger into doubt. If a malicious actor took control of more than 80% of the validator nodes or the voting power on the most widely used UNLs, those validators would have the ability to manipulate the XRP Ledger, create and engage in invalid transactions, including by spending XRP that has already been spent, or by otherwise breaking the rules of the network. A sig-
nificant portion of XRP is held by a small number of holders sometimes referred to as “whales.” Transactions by these holders may influence the price of XRP and these holders may have the ability to manipulate the price of XRP. For example, of the 100 billion XRP generated by the XRP Ledger’s code, the founders of Ripple Labs Inc., a corporation incorporated and existing un-
der the laws of Delaware (“Ripple Labs”) retained 20 billion XRP, and the remaining 80 billion XRP were originally allocated to
Ripple Labs. XRP is subject to the risk of fraud, theft, manipulation, securities failures, and operational or other problems that impact XRP trading venues. Unlike the exchanges for more traditional assets, such as equity securities and futures contracts,
XRP and XRP trading venues are largely unregulated and may be operating out of compliance with applicable regulation. As a result of the lack of regulation, individuals or groups may engage in fraud or market manipulation (including using social media to promote XRP in a way that may artificially increase the price of XRP). Investors may be more exposed to the risk of theft, fraud, market manipulation, and operational failures than when investing in more traditional asset classes. Over the past several years, a number of XRP trading venues have been closed due to fraud, failure or security breaches. Investors in
XRP may have little or no recourse should such theft, fraud or manipulation occur and could suffer significant losses. Legal or regulatory changes may negatively impact the operation of the XRP network or restrict the use of XRP. For example, if XRP were determined or were expected to be determined to be offered and sold as a security under the federal securities laws, it is possible certain trading venues would no longer facilitate trading in XRP, trading in XRP futures may become significantly more volatile and/or completely halted, and the value of an investment in the Fund could decline significantly and without warning, including to zero. The realization of any of these risks could result in a decline in the acceptance of XRP and conse-
quently a reduction in the value of XRP, XRP futures, and the Fund.
XRP Futures Risk
The market for XRP futures may be less developed, and potentially less liquid and more volatile, than more established futures markets. While the XRP futures market has grown substantially since XRP futures commenced trading, there can be no as-
surance that this growth will continue. The price for XRP futures contracts is based on a number of factors, including the sup-
ply of and the demand for XRP futures contracts. Market conditions and expectations, regulatory limitations or limitations imposed by the listing exchanges or futures commission merchants (“FCMs”) (e.g., margin requirements, position limits, and accountability levels), collateral requirements, availability of counterparties, and other factors each can impact the supply of and demand for XRP futures contracts. Market conditions and expectations, margin requirements, position limits, account-
ability levels, collateral requirements, availability of counterparties, and other factors may also limit the Fund’s ability to achieve its desired exposure to XRP futures contracts. If the Fund is unable to achieve such exposure it may not be able to meet its investment objective and the Fund’s returns may be different or lower than expected. Additionally, collateral requirements may require the Fund to liquidate its positions, potentially incurring losses and expenses, when it otherwise would not do so.
Investing in derivatives like XRP futures may be considered aggressive and may expose the Fund to significant risks. These risks include counterparty risk and liquidity risk. The performance of XRP futures contracts, in general, has historically been highly correlated to the performance of XRP. However, there can be no guarantee this will continue. Transaction costs (in-
cluding the costs associated with futures investing), position limits, the availability of counterparties and other factors may impact the cost of XRP futures contracts and decrease the correlation between the performance of XRP futures contracts and
XRP, over short or even long-term periods. In the event that there are persistent disconnects between XRP and XRP futures, the Fund may not be able to obtain the desired leveraged exposure and may not be able to achieve its investment objective. In addition, the performance of back-month futures contracts is likely to differ more significantly from the performance of the spot prices of XRP. To the extent the Fund is invested in back-month XRP future contracts, the performance of the Fund should be expected to deviate more significantly from the performance of XRP. Moreover, price differences between XRP and XRP futures will expose the Fund to risks different from, and possibly greater than, the risks associated with investing directly in
XRP, including larger losses or smaller gains.

NOTES TO FINANCIAL STATEMENTS :: NOVEMBER 30, 2025 (UNAUDITED) :: 55
PROSHARES TRUST
Borrowing Risk
Each Fund may borrow for investment purposes using reverse repurchase agreements. Borrowing may cause a Fund to liqui-
date positions under adverse market conditions to satisfy its repayment obligations. Borrowing increases the risk of loss and may increase the volatility of the Fund.
Leverage Risk
Certain Funds utilize leverage (i.e., obtain investment exposure in excess of their assets) in seeking to achieve their invest-
ment objective and will lose more money in market environments adverse to their daily objective than similar funds that do not employ leverage.
Because the Funds that utilize leverage include either a -2x or 2x multiplier, a single day adverse price movement approaching
50% in a relevant benchmark could result in the total loss of an investor’s investment.
Concentration Risk
Each Fund has significant exposure to one or few cryptocurrencies. As a result, each Fund may be subject to greater market fluctuations than a fund that is more broadly invested across industries.
Correlation Risk
ProShares Short Bitcoin ETF, ProShares Short Ether ETF, ProShares Ultra Bitcoin ETF, ProShares Utra Solana ETF, ProShares
Ultra XRP ETF, and ProShares UltraShort Bitcoin ETF are subject to correlation risk. A number of factors may affect the
Fund’s ability to achieve a high degree of inverse correlation with the Index. Fees, expenses, transaction costs, financing costs associated with the use of derivatives, among other factors, will adversely impact the Fund’s ability to meet its Daily Target. In addition, the Fund may not have inverse exposure to all of the securities in the Index, its weighting of securities may be differ-
ent from that of the Index, and it may invest in instruments not included in the Index. Moreover, if for any reason the Fund is unable to rebalance all or a portion of its investments, the Fund may have exposure to the Index that is significantly greater or less than the Daily Target. Any of these factors may prevent the Fund from achieving exposure consistent with the Daily Target.
Short or Inverse Investing Risk
You will lose money when the Index rises – a result that is the opposite from a traditional index fund. Obtaining inverse or
“short” exposure may be considered an aggressive investment technique. The costs  of obtaining this short exposure will lower your returns. If the level of the Index approaches a 100% increase at any point in the day, you could lose your entire investment.
As a result, an investment in the Fund may not be suitable for all investors.
Counterparty Risk
A Fund will be subject to credit risk (i.e., the risk that a counterparty is unwilling or unable to make timely payments or other-
wise meet its contractual obligations) with respect to the amount the Fund expects to receive from counterparties to financial instruments (including derivatives and repurchase agreements) entered into by the Fund. The Funds generally structure the agreements such that either party can terminate the contract without penalty prior to the termination date. If a counterparty terminates a contract, a Fund may not be able to invest in other derivatives to achieve the desired exposure, or achieving such exposure may be more expensive. A Fund may be negatively impacted if a counterparty becomes bankrupt or otherwise fails to perform its obligations under such an agreement. At November 30, 2025, the ProShares UltraShort Bitcoin ETF and ProShares
UltraShort Ether ETF have net unrealized appreciation on swaps with a single counterparty which exceeded 5% of each Fund's net assets.
Liquidity Risk
In certain circumstances, such as the disruption of the orderly markets for the securities and/or financial instruments in which a Fund invests, the Fund might not be able to acquire or dispose of certain holdings quickly or at prices that represent true market value in the judgment of the Advisor. Markets for the securities and/or financial instruments in which a Fund in-
vests may be disrupted by a number of events, including but not limited to economic crises, natural disasters, new legislation, or regulatory changes inside or outside of the U.S. For example, regulation limiting the ability of certain financial institutions to invest in certain securities would likely reduce the liquidity of those securities. These situations may prevent a Fund from limiting losses, realizing gains or achieving a high correlation with its index.
The market for the Bitcoin and Ether futures contracts is still developing and may be subject to periods of illiquidity. During such times it may be difficult or impossible to buy or sell a position at the desired price. Market disruptions or volatility can also make it difficult to find a counterparty willing to transact at a reasonable price and sufficient size. Illiquid markets may cause losses, which could be significant. The large size of the positions which the Fund may acquire increases the risk of illi-
quidity, may make its positions more difficult to liquidate, and increase the losses incurred while trying to do so.

56 :: NOVEMBER 30, 2025 (UNAUDITED) :: NOTES TO FINANCIAL STATEMENTS
PROSHARES TRUST
Inflation Risk
Inflation risk is the risk that the value of assets or income from a Fund’s investments will be worth less in the future as infla-
tion decreases the value of payments at future dates. As inflation increases, the real value of a Fund’s portfolio could decline.
Inflation rates may change frequently and drastically as a result of various factors and the Fund’s investments may not keep pace with inflation, which may result in losses to Fund investors or adversely affect the real value of shareholders’ investments in a Fund. Inflation has recently increased and it cannot be predicted whether it may decline.
Subsidiary Investment Risk
Changes in the laws of the United States and/or the Cayman Islands, under which the funds and their Subsidiaries are orga-
nized, respectively, could result in the inability of the Funds to operate as intended and could negatively affect the Funds and their shareholders. The Funds comply with the provisions of the 1940 Act governing investment policies, capital structure and leverage on an aggregate basis with their Subsidiaries.
Active Management Risk
The performance of actively managed funds (ProShares Bitcoin & Ether Equal Weight ETF, ProShares Bitcoin & Ether Market
Cap Weight ETF, ProShares Bitcoin  ETF and ProShares Ether ETF) reflect, in part, the ability of the Advisor to select invest-
ments and make investment decisions that are suited to achieving a Fund’s investment objective. The Advisor’s judgments about a Fund’s investments may prove to be incorrect. If the investments selected and strategies employed by a Fund fail to produce the intended results, the Fund could underperform other funds with a similar investment objective and/or strategies.
Bitcoin Futures Capacity Risk
If the Fund’s ability to obtain exposure to bitcoin futures contracts consistent with its investment objective is disrupted for any reason including, for example, limited liquidity in the bitcoin futures market, a disruption to the bitcoin futures market, or as a result of margin requirements, position limits, accountability levels, or other limitations imposed by the Fund’s futures commission merchants (“FCMs”), the listing exchanges, or the CFTC, the Fund may not be able to achieve its investment ob-
jective and may experience significant losses. In such circumstances, the Advisor intends to take such action as it believes appropriate and in the best interest of the Fund. Any disruption in the Fund’s ability to obtain exposure to bitcoin futures contracts will cause the Fund’s performance to deviate from the performance of bitcoin and bitcoin futures. Additionally, the ability of the Fund to obtain exposure to bitcoin futures contracts is limited by certain tax rules that limit the amount the Fund can invest in its wholly-owned subsidiary as of the end of each tax quarter.
Ether Futures Capacity Risk
If the Fund’s ability to obtain exposure to ether futures contracts consistent with its investment objective is disrupted for any reason including, for example, limited liquidity in the ether futures market, a disruption to the ether futures market, or as a result of margin requirements, position limits, accountability levels, or other limitations imposed by the Fund’s futures com-
mission merchants (“FCMs”), the listing exchanges or the CFTC, the Fund may not be able to achieve its investment objective and may experience significant losses. In such circumstances, the Advisor intends to take such action as it believes appropri-
ate and in the best interest of the Fund. Any disruption in the Fund’s ability to obtain exposure to ether futures contracts will cause the Fund’s performance to deviate from the performance of ether and ether futures. Additionally, the ability of the Fund to obtain exposure to ether futures contracts is limited by certain tax rules that limit the amount the Fund can invest in its wholly-owned subsidiary as of the end of each tax quarter.
Solana (SOL) Futures Capacity Risk
If the Fund’s ability to obtain exposure to Solana (SOL) futures contracts consistent with its investment objective is disrupted for any reason including, for example, limited liquidity in the Solana (SOL) futures market, a disruption to the Solana (SOL)
futures market, or as a result of margin requirements, position limits, accountability levels, or other limitations imposed by the Fund’s futures commission merchants (“FCMs”), the listing exchanges or the CFTC, the Fund may not be able to achieve its investment objective and may experience significant losses. In such circumstances, the Advisor intends to take such action as it believes appropriate and in the best interest of the Fund. Any disruption in the Fund’s ability to obtain inverse exposure to
Solana (SOL) futures contracts will cause the Fund’s performance to deviate from the performance of Solana (SOL) and Solana
(SOL) futures. Additionally, the ability of the Fund to obtain inverse exposure to Solana (SOL) futures contracts is limited by certain tax rules that limit the amount the Fund can invest in its wholly-owned subsidiary as of the end of each tax quarter.
Exceeding this amount may have tax consequences, see the section entitled “Tax Risk” in the Fund’s Prospectus for more in-
formation. The impact of both contango and backwardation may also be greater to the extent the Fund invests in back-month futures contracts.

NOTES TO FINANCIAL STATEMENTS :: NOVEMBER 30, 2025 (UNAUDITED) :: 57
PROSHARES TRUST
XRP Futures Capacity Risk
If the Fund’s ability to obtain exposure to XRP futures contracts consistent with its investment objective is disrupted for any reason including, for example, limited liquidity in the XRP futures market, a disruption to the XRP futures market, or as a re-
sult of margin requirements, position limits, accountability levels, or other limitations imposed by the Fund’s futures commis-
sion merchants (“FCMs”), the listing exchanges or the CFTC, the Fund may not be able to achieve its investment objective and may experience significant losses. In such circumstances, the Advisor intends to take such action as it believes appropriate and in the best interest of the Fund. Any disruption in the Fund’s ability to obtain leveraged exposure to XRP futures contracts will cause the Fund’s performance to deviate from the performance of XRP and XRP futures. Additionally, the ability of the
Fund to obtain leveraged exposure to XRP futures contracts is limited by certain tax rules that limit the amount the Fund can invest in its wholly-owned subsidiary as of the end of each tax quarter. Exceeding this amount may have tax consequences, see the section entitled “Tax Risk” in the Fund’s Prospectus for more information.
Market and Volatility Risk
The prices of bitcoin and bitcoin futures and ether and ether futures have historically been highly volatile. The value of the
Fund’s inverse exposure to bitcoin futures or ether futures – and therefore the value of an investment in the Fund – could de-
cline significantly and without warning, including to zero.
Cost of Futures Investment Risk
As discussed above, when a crypto futures contract is nearing expiration, the Fund will “roll” the futures contract, which means it will generally sell such contract and use the proceeds to buy a crypto futures contract with a later expiration date.
When rolling futures contracts that are in contango, the Fund would sell a lower priced, expiring contract and purchase a higher priced, longer-dated contract. The price difference between the expiring contract and longer-dated contract associated with rolling crypto futures is typically substantially higher than the price difference associated with rolling other futures con-
tracts. Crypto futures have historically experienced extended periods of contango. Contango in the crypto futures market may have a significant adverse impact on the performance of the Fund and may cause crypto futures and the Fund to underperform spot crypto. Both contango and backwardation would reduce the Fund’s correlation to spot crypto and may limit or prevent the Fund from achieving its investment objective. The impact of both contango and backwardation may also be greater to the extent the Fund invests in back-month futures contracts.
Natural Disaster/Epidemic Risk
Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, tsunamis and other severe weather-relat-
ed phenomena generally, and widespread disease, including pandemics and epidemics (for example, the novel coronavirus
COVID-19), have been and can be highly disruptive to economies and markets and have recently led, and may continue to lead, to increased market volatility and significant market losses. Such natural disaster and health crises could exacerbate polit-
ical, social, and economic risks, and result in significant breakdowns, delays, shutdowns, social isolation, and other disrup-
tions to important global, local and regional supply chains affected, with potential corresponding results on the operating per-
formance of the Funds and their investments. A climate of uncertainty and panic, including the contagion of infectious viruses or diseases, may adversely affect global, regional, and local economies and reduce the availability of potential investment opportunities, and increases the difficulty of performing due diligence and modeling market conditions, potentially reduc-
ing the accuracy of financial projections. Under these circumstances, the Fund may have difficulty achieving its investment objectives which may adversely impact Fund performance. Further, such events can be highly disruptive to economies and markets, significantly disrupt the operations of individual companies (including, but not limited to, the Fund’s investment advisor, third party service providers and counterparties), sectors, industries, markets, securities and commodity exchanges, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the Funds’
investments. These factors can cause substantial market volatility, exchange trading suspensions and closures, changes in the availability of and the margin requirements for certain instruments, and can impact the ability of the Fund to complete re-
demptions and otherwise affect Fund performance and Fund trading in the secondary market. A widespread crisis would also affect the global economy in ways that cannot necessarily be foreseen. How long such events will last and whether they will continue or recur cannot be predicted. Impacts from these could have a significant impact on a Fund’s performance, resulting in losses to your investment.
Risk of Global Economic Shock
Widespread disease, including public health disruptions, pandemics and epidemics (for example, COVID-19 including its vari-
ants), have been and may continue to be highly disruptive to economies and markets. Health crises could exacerbate political, social, and economic risks, and result in breakdowns, delays, shutdowns, social isolation, civil unrest, periods of high unem-
ployment, shortages in and disruptions to the medical care and consumer goods and services industries, and other disrup-
tions to important global, local and regional supply chains, with potential corresponding results on the performance of a Fund and its investments. Additionally, war, military conflicts, sanctions, acts of terrorism, sustained elevated inflation, supply

58 :: NOVEMBER 30, 2025 (UNAUDITED) :: NOTES TO FINANCIAL STATEMENTS
PROSHARES TRUST
chain issues or other events could have a significant negative impact on global financial markets and economies. Russia’s mil-
itary incursions in Ukraine have led to, and may lead to additional sanctions being levied by the United States, European Union and other countries against Russia. The ongoing hostilities between the two countries could result in additional widespread conflict and could have a severe adverse effect on the region and certain markets. Sanctions on Russian exports could have a significant adverse impact on the Russian economy and related markets and could affect the value of a Fund’s investments, even beyond any direct exposure a Fund may have to the region or to adjoining geographic regions. The extent and duration of the military action, sanctions and resulting market disruptions are impossible to predict, but could have a severe adverse effect on the region, including significant negative impacts on the economy and the markets for certain securities and com-
modities, such as oil and natural gas. Furthermore, the possibility of a prolonged conflict between Hamas and Israel, and the potential expansion of the conflict in the surrounding areas and the involvement of other nations in such conflict, such as the
Houthi movement’s attacks on marine vessels in the Red Sea, could further destabilize the Middle East region and introduce new uncertainties in global markets, including the oil and natural gas markets. How long such tensions and related events will last cannot be predicted. These tensions and any related events could have significant impact on a Fund performance and the value of an investment in a Fund.
Trade Disputes
Global economies are interdependent and may be adversely affected by trade disputes with key trading partners and escalat-
ing tariffs imposed on goods and services produced by such countries. To the extent a country engages in retaliatory tariffs, a company that relies on imported parts to produce its own goods may experience increased costs of production or reduced profitability, which may affect consumers, investors and the domestic economy. Trade disputes and retaliatory actions may include embargoes and other trade limitations, which may trigger a significant reduction in international trade and impact the global economy. Trade disputes may also lead to increased currency exchange rate volatility, which can adversely affect the prices of the Fund securities valued in U.S. dollars. Trade disputes could also negatively affect investor confidence in the markets generally and investment growth and could contribute to volatility or overall declines in the U.S. and global invest-
ment markets.
Risks of Government Regulation
The Financial Industry Regulatory Authority (“FINRA”) issued a notice on March 8, 2022 seeking comment on measures that could prevent or restrict investors from buying a broad range of public securities designated as “complex products”— which could include the leveraged and inverse funds offered by ProShare Advisors. The ultimate impact, if any, of these measures remains unclear. However, if regulations are adopted, they could, among other things, prevent or restrict investors’ ability to buy the funds.
12. Indemnifications
Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business the Trust enters into contracts that contain a variety of general indemnifications. The Trust’s maximum exposure under these arrangements cannot be known; however, the
Trust expects risk of significant loss to be remote.
13. Segment Reporting
Operating segments are components of an entity that engage in business activities, have discrete financial information avail-
able, and have their operating results regularly reviewed by a chief operating decision maker (“CODM”) when assessing segment performance and making decisions about segment resources. Each Fund included herein is deemed to be an individual reporting segment and Officers of ProShares Trust, collectively act as CODM. The CODM monitors the operating results of the Trust as a whole and each Fund’s long-term strategic asset allocation is guided by each Fund’s investment objective and principal invest-
ment strategies as described in its prospectus and executed by ProShare Advisors LLC (the "Advisor"). The financial information provided to and reviewed by the CODM is consistent with that presented in the Trust’s financial statements.
14. New Accounting Pronouncements
In December 2023, FASB issued Accounting Standards Update (“ASU”) 2023-09 (“ASU 2023-09”) Improvements to Income Tax Dis-
closures, which enhances income tax disclosures, including providing specific categories in the rate reconciliation and income taxes paid. ASU 2023-09 is effective for fiscal years beginning after December 15, 2024; early adoption is permitted. Management is currently evaluating the ASU and its impact to the financial statements.
15. Subsequent Events
The Funds have evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure other than those already disclosed in the financial statements.

MISC. INFORMATION (UNAUDITED) :: 59
PROSHARES TRUST
Federal Tax Information
Under the Jobs and Growth Tax Relief Reconciliation Act of 2003 (the “Act”), the percentages of ordinary dividends paid during the tax year ended October 31, 2025 are designated as “qualified dividend income” (QDI), as defined in the Act, subject to reduced tax rates in 2024. The Funds also qualify for the dividends received deduction (DRD) for corporate shareholders. The Funds des-
ignated up to the maximum amount of qualified interest income (QII) from ordinary distributions paid during the tax year ended
October 31, 2025.
For the tax year ended October 31, 2025, the Funds' federal tax information is as follows:
Funds with Short-Term Capital Gain Designation
For the tax year ended October 31, 2025, the Trust does not have any ordinary distributions paid during the Trust’s tax year that are from qualified short-term capital gain. The Funds designate up to the maximum amount of Qualified Short-Term Gains.
Tax Return of Capital—Section 19 Notice
The following information concerns the source of distributions paid to shareholders of record as follows:
Funds
A
QDI
A
DRD
A
QII
A
Bitcoin & Ether Equal Weight ETF
......................................
0.00% 0.00% 5.88%
Bitcoin & Ether Market Cap Weight ETF
..................................
0.00 0.00 6.59
Bitcoin ETF
.......................................................
0.00 0.00 4.23
Ether ETF
........................................................
0.00 0.00 7.06
Short Bitcoin ETF
..................................................
0.00 0.00 97.76
Short Ether ETF
...................................................
0.00 0.00 94.07
Ultra Bitcoin ETF
...................................................
0.00 0.00 0.09
Ultra Ether ETF
....................................................
0.00 0.00 99.97
UltraShort Bitcoin ETF
...............................................
0.00 0.00 100.00
UltraShort Ether ETF
................................................
0.00 0.00 53.86
Ticker
Fund
Name CUSIP
SETH Short Ether ETF 74350P592
Record Date Pay Date Source of Distribution
1
Distribution
% of
Distribution
May. 1, 2025 May. 7, 2025 Estimated Net Investment Income $0.472580 44.18%
Estimated Return of Capital $0.597176 55.82%
Total (per share) $1.069756 100.00%
Jun. 2, 2025 Jun. 6, 2025 Estimated Net Investment Income $0.000000 0.00%
Estimated Return of Capital $0.073776 100.00%
Total (per share) $0.073776 100.00%
Jul. 1, 2025 Jul. 8, 2025 Estimated Net Investment Income $0.000000 0.00%
Estimated Return of Capital $0.055284 100.00%
Total (per share) $0.055284 100.00%
Aug. 1, 2025 Aug. 7, 2025 Estimated Net Investment Income $0.000000 0.00%
Estimated Return of Capital $0.066628 100.00%
Total (per share) $0.066628 100.00%
Sep. 2, 2025 Sep. 8, 2025 Estimated Net Investment Income $0.000000 0.00%
Estimated Return of Capital $0.029200 100.00%
Total (per share) $0.029200 100.00%
Oct. 1, 2025 Oct. 7, 2025 Estimated Net Investment Income $0.000000 0.00%
Estimated Return of Capital $0.019000 100.00%
Total (per share) $0.019000 100.00%
Nov. 3, 2025 Nov. 7, 2025 Estimated Net Investment Income $0.000000 0.00%
Estimated Return of Capital $0.017116 100.00%
Total (per share) $0.017116 100.00%

60 :: MISC. INFORMATION (UNAUDITED)
PROSHARES TRUST
Proxy Voting Information
A description of the Trust’s (1) proxy voting policies, (2) proxy voting procedures and (3) information regarding how the Trust voted any proxies related to portfolio securities for the prior twelve-month period ended June 30, is available by August 31 of each year, without charge, upon request by contacting the Fund directly at 1-866-PRO-5125 or on the Securities and Exchange Commission
(“SEC”) Website (http://www.sec.gov).
Quarterly Portfolio Holdings Information
The Funds will file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. The Funds’ Form N-PORT will be available on the SEC’s Website at http://www.sec.gov. The Funds’ Form N-PORT may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Pub-
lic Reference Room may be obtained by calling 1-800-SEC-0330.
Ticker
Fund
Name CUSIP
SLON Ultra Solana ETF 74349Y647
Record Date Pay Date Source of Distribution
1
Distribution
% of
Distribution
Oct. 1, 2025 Oct. 7, 2025 Estimated Net Investment Income $0.000000 0.00%
Estimated Return of Capital $0.807766 100.00%
Total (per share) $0.807766 100.00%
Ticker
Fund
Name CUSIP
ETHD UltraShort Ether ETF 74350P550
Record Date Pay Date Source of Distribution
1
Distribution
% of
Distribution
Apr. 1, 2025 Apr. 7, 2025 Estimated Net Investment Income $5.904502 21.61%
Estimated Return of Capital $21.414659 78.39%
Total (per share) $27.319161 100.00%
May. 1, 2025 May. 7, 2025 Estimated Net Investment Income $8.772226 21.61%
Estimated Return of Capital $31.815424 78.39%
Total (per share) $40.587650 100.00%
Jun. 2, 2025 Jun. 6, 2025 Estimated Net Investment Income $0.000000 0.00%
Estimated Return of Capital $2.880370 100.00%
Total (per share) $2.880370 100.00%
Jul. 1, 2025 Jul. 8, 2025 Estimated Net Investment Income $0.000000 0.00%
Estimated Return of Capital $6.654050 100.00%
Total (per share) $6.654050 100.00%
Sep. 2, 2025 Sep. 8, 2025 Estimated Net Investment Income $0.000000 0.00%
Estimated Return of Capital $0.011100 100.00%
Total (per share) $0.011100 100.00%
Oct. 1, 2025 Oct. 7, 2025 Estimated Net Investment Income $0.000000 0.00%
Estimated Return of Capital $0.040550 100.00%
Total (per share) $0.040550 100.00%
Nov. 3, 2025 Nov. 7, 2025 Estimated Net Investment Income $0.000000 0.00%
Estimated Return of Capital $0.044840 100.00%
Total (per share) $0.044840 100.00%
1
The amounts and sources of distributions reported in this notice are estimates, are not being reported for tax reporting purposes and may later be determined to be from taxable net investment income, short-term gains, long-term gains (to the extent permitted by law), and return of capital. Return of capital may occur for example, when some or all of the money that you invested in the Fund is paid back to you. The actual amounts and sources for tax reporting purposes will depend upon the Fund’s investment experience during the remainder of the year and may be subject to changes based on tax regulations. You will receive a Form 1099-DIV for the calendar year that will tell you how to report these distributions for federal income tax purposes. As a result, shareholders should not use this distribution information for tax reporting purposes .

MISC. INFORMATION (UNAUDITED) :: 61
PROSHARES TRUST
Premium/Discount Information
Information about the differences between the daily market price on the secondary markets for shares of a Fund and the Fund’s net asset value may be found on the website at www.ProShares.com.

62 :: Form N-CSR – Items 8-11 (unaudited)
PROSHARES TRUST
Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.
None.
Item 9. Proxy Disclosures for Open-End Management Investment Companies.
The initial shareholder of each of the Fund’s listed below approved by written consent (i) the advisory agreement between the Reg-
istrant and ProShare Advisors LLC with respect to each Fund; (ii) the Rule 12b-1 Distribution Plan with respect to each Fund; and
(iii) the Distribution Agreement between the Registrant and SEI Investments Distribution Co. with respect to each Fund, each as previously approved by the Registrant’s Board of Trustees with respect to each Fund.
Item 10. Remuneration Paid to Directors, Officers, and Other of Open-End Management Investment Companies.
For the period ended November 30, 2025, the aggregate remuneration the Registrant paid the directors, all members of any advi-
sory board and any officers are included as part of the Financial Statements and Financial Highlights for Open-End Management
Investment Companies filed under Item 7 of this Form.
Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.
ProShares Ultra Solana ETF and ProShares Ultra XRP ETF, ProShares S&P 500 Dynamic Buffer ETF, ProShares Nasdaq-100
Dynamic Buffer ETF, and ProShares Russell 2000 Dynamic Buffer ETF (each, a “New Unitary ETF” and collectively, the “New
Unitary ETFs”)
At a meeting held on June 5, 2025, the Board of Trustees (the “Board”) of ProShares Trust (the “Trust”) considered the initial ap-
proval of the Investment Advisory and Management Agreement (the “Unitary Fee Agreement”) between the Trust and ProShare
Advisors LLC (the “Advisor”) with respect to the New Unitary ETFs.
In response to a request from the Independent Trustees, the Advisor provided information for the Board to consider relating to the approval of the Unitary Fee Agreement, including information that addressed, among other things: (i) the nature, extent, and qual-
ity of the services that were provided or proposed to be provided by the Advisor; (ii) the costs of the services to be provided and the profits realized by the Advisor; (iii) the investment performance of the Advisor; (iv) the extent to which economies of scale might be realized as the New Unitary ETFs grow and whether fee levels reflect economies of scale, if any, for the benefit of New Unitary
ETF shareholders; and (v) other benefits to the Advisor and/or its affiliates from the relationship to the New Unitary ETFs. It was noted that certain of this information had previously been provided as part of the Advisor’s 15(c) response materials in connection with the annual contract renewal (15(c)) meeting held on September 16-17, 2024.
The Independent Trustees consulted with independent trustee counsel concerning their responsibilities under state and federal law with respect to their consideration of the approval of the Unitary Fee Agreement and other agreements with respect to the New
Unitary ETFs. It was noted that the Independent Trustees requested, and the Advisor provided, information that was intended to assist the Trustees in evaluating the terms of the Unitary Fee Agreement with respect to the New Unitary ETFs. The Independent
Trustees met in Executive Session with Independent Trustee Counsel to discuss and evaluate the information provided by the
Advisor and the independent consultant.
In response to the request from the Independent Trustees, the Advisor provided information and reports relevant to the approval of the Unitary Fee Agreement, including, among other things: (i) information about the advisory services to be provided by the
Advisor with respect to the New Unitary ETFs; (ii) the Advisor’s Form ADV; (iii) biographies of the employees of the Advisor who would be primarily responsible for providing investment advisory services to the New Unitary ETFs; (iv) information regarding the proposed contractual fees with respect to the New Unitary ETFs; (v) comparative industry fee data; (vi) information regarding the Advisor’s trade allocation and best execution policies and procedures; (vii) information about the financial condition of the
Advisor; (viii) information regarding how the Advisor expects to monitor the New Unitary ETFs’ compliance with regulatory re-
quirements and Trust procedures; and (ix) the Advisor’s reputation, expertise and resources.
The Trustees retained the services of an independent consultant to assist in selecting a universe of peer group funds with similar investment strategies, as well as to help them in evaluating information with respect to certain aspects of their review, including their review of the reasonableness of fees proposed to be paid by the New Unitary ETFs.
In considering whether to approve the Unitary Fee Agreement, the Board did not identify any particular factor that was most rel-
evant and each Trustee may have afforded different weight to the various factors.
Fund Name Date of Written Consent
ProShares Ultra Solana ETF ................................. July 11, 2025
ProShares Ultra XRP ETF ................................... July 11, 2025

Form N-CSR – Items 8-11 (unaudited) :: 63
PROSHARES TRUST
Nature, Extent and Quality of the Advisor’s Services
The Board reviewed the nature, extent and quality of the investment advisory services to be performed by the Advisor with respect to the New Unitary ETFs. The Board focused on the quality of the personnel and operations at the Advisor and the systems and processes required to manage the New Unitary ETFs effectively. In particular, the Board considered the following:
the investment objective of each New Unitary ETF and the Advisor’s description of the skills needed to manage the New Unitary
ETFs;
the key features of the New Unitary ETFs, including the investment strategies of the New Unitary ETFs, as well as the
Advisor’s capabilities to manage the New Unitary ETFs and develop creation and redemption baskets;
the size and experience of the Advisor’s portfolio management staff and the Advisor’s ability to recruit, train and retain personnel with relevant experience and the specific expertise necessary to manage the New Unitary ETFs;
the structure of the portfolio management staff compensation program and the incentives it is intended to provide;
the collateral, credit and cash management functions at the Advisor;
the Advisor’s development of investment strategies, including those involving the use of complex financial instruments and processes that maximize the Funds’ ability to meet their stated investment objectives and minimize counterparty risk;
the Advisor’s ability to monitor compliance with the U.S. Securities and Exchange Commission’s liquidity rule, deriva-
tives rule and valuation requirements, among other applicable regulatory requirements;
the Advisor’s familiarity with digital assets, as well as processes related to assessing risk and liquidity with respect to investments in cryptocurrency futures, the Advisor’s familiarity with the market for cryptocurrency futures and its abil-
ity to manage certain New Unitary ETFs and obtain appropriate exposure in that market, as applicable, and the potential benefits of a futures-based approach;
a continued investment in personnel and technology by the Advisor that would generally improve capacity and efficien-
cy;
information regarding allocation of existing Fund brokerage and the selection of counterparties for the existing Funds’
portfolio transactions; and
Advisor’s ability to manage the New Unitary ETFs in a tax efficient manner, which is more challenging for crypto-linked and Geared ETFs than for traditional ETFs.
The Board considered that the Advisor will oversee the operations of the New Unitary ETFs, including oversight of the New Uni-
tary ETFs’ service providers, and will provide compliance services to the New Unitary ETFs.
Based upon its review, the Board, including all of the Independent Trustees, concluded that (i) the investment advisory services to be provided by the Advisor with respect to the New Unitary ETFs were expected to be of high quality, (ii) the Advisor has suc-
cessfully achieved the investment goals of the existing operational Funds in the Trust, and (iii) it was generally satisfied with the nature, quality and extent of services expected to be provided to the New Unitary ETFs.
Comparison of Services and Fees
At the request of the Independent Trustees, the Advisor presented information about the fairness and reasonableness of the fees payable to the Advisor in light of the services to be provided to the New Unitary ETFs by or at the expense of the Advisor, the costs of these services and the comparability to the fees paid by other investment companies offering strategies similar in nature and extent and sharing similar pricing characteristics to the New Unitary ETFs. This information included comparative fee informa-
tion prepared by an independent third-party consultant. The Board discussed the methodology used to prepare the comparative fee data for the New Unitary ETFs and the potential limitations of such data, noting that the New Unitary ETFs are unique, mak-
ing comparisons difficult. The Advisor also presented information about the significant drivers of cost, as well as the impact of certain costs on fees and expenses directly related to the investment strategy of the New Unitary ETFs. The Board considered the merits of the proposed unitary fee and related agreements.
The Board reviewed information prepared by an independent third-party consultant comparing management and expense infor-
mation for the New Unitary ETFs to that of peer groups of funds (the “Peer Groups”) selected by the consultant. The Board noted
the difficulty in compiling the Peer Groups because there are so few, if any, directly comparable funds. Notwithstanding this diffi-

64 :: Form N-CSR – Items 8-11 (unaudited)
PROSHARES TRUST
culty, the Board found the comparative information it received to be useful in its evaluation of the reasonableness of the Advisor’s proposed fees.
The Board recognized that financing costs of the New Unitary ETFs that track the performance of digital assets would be higher because of the higher margin costs, and that those New Unitary ETFs would bear those expenses.
The Board recognized that it is difficult to make comparisons of fees across fund complexes because there may be variations in the services that are included in the fees paid by other funds. The Board concluded that each New Unitary ETF’s unitary fee rate was reasonable given the services proposed to be provided and the fees charged by other funds in the Peer Groups.
Profitability
The Board noted that the New Unitary ETFs had not yet started operations, so it could not yet evaluate the Advisor’s profitability related to the New Unitary ETFs. It was noted that each year, as part of its annual contract renewal process, the Trustees discuss the Advisor’s profit margin, including the methodology used in the Advisor’s profitability analysis, and receive information pro-
vided by the Advisor relating to its financial condition and overall profitability related to its management of the Funds in the fund complex.
The Board considered and discussed with representatives of the Advisor the significant drivers of cost incurred by or expected to be incurred by the Advisor in managing the New Unitary ETFs, including, but not limited to, intellectual capital, regulatory compliance and entrepreneurial risk, and considered the costs that investors likely would incur if they independently sought to achieve the objectives of the New Unitary ETFs.
Investment Performance of the Fund and the Advisor
The Trustees noted that the New Unitary ETFs had not yet commenced operations and, therefore, there was no performance infor-
mation for the New Unitary ETFs to consider. The Trustees noted, however, the Advisor’s performance record in managing other crypto-linked ETFs as well as ETFs that seek to track the performance of a securities index.
Economies of Scale
The Board considered each New Unitary ETF’s proposed fee arrangements with the Advisor and noted that, under the Unitary Fee
Agreement, the fee rate remains the same (as a percentage of such Fund’s net assets) as asset levels increased. The Board also noted that the Advisor was obligated to pay certain of the New Unitary ETFs’ operating expenses and that the Advisor would be contractually obligated to pay actual costs above the Unitary Fee (other than excluded costs) and that the Unitary Fee Agreement will provide an effective cap on each New Unitary ETF’s normal operating expenses. The Board also noted the Advisor’s represen-
tation that such an arrangement provided important distribution benefits for the New Unitary ETFs and addressed competitive pressures within the ETF industry.
Other Benefits
The Board also considered any indirect, or “fall-out,” benefits to the Advisor or its affiliates to be derived from the relationship to the New Unitary ETFs and concluded that such benefits were not material to their considerations.
Conclusions
The Board, including all of the Independent Trustees, concluded that it was in the best interests of each New Unitary ETF and its prospective shareholders to approve the Unitary Fee Agreement and that the terms of the Unitary Fee Agreement for each New
Unitary ETF were fair and reasonable.
ProShares Trust Annual Approval
At a meeting held on September 29, 2025, the Board of Trustees (the “Board”) of ProShares Trust (the “Trust”) considered the renewal of the Investment Advisory Agreement (the “Investment Advisory Agreement”) and the Investment Advisory and Man-
agement Agreement (the “Unitary Fee Agreement”) (collectively, the “Advisory Agreements”), each for certain series of ProShares
Trust (the “Trust”), between the Trust, on behalf of each of its operational series (the “Funds”), and ProShare Advisors LLC (the
“Advisor”). Certain Funds are designed to track, before fees and expenses, the performance of an underlying index (each, a “Match-
ing Fund” and, collectively, the “Matching Funds”). Certain other Funds are actively-managed and are designed to meet a specified investment objective (each, an “Active Fund” and, collectively, the “Active Funds”). Certain other Funds are “geared” funds that are designed to seek daily investment results, before fees and expenses, that correspond to the inverse (i.e., -1x), a multiple (i.e., 3x or
2x), or an inverse multiple (i.e., -3x or -2x) of the daily performance of an underlying index or security (each, a “Geared Fund” and, collectively, the “Geared Funds”). The Independent Trustees met in Executive Session with Independent Trustee Counsel to dis-
cuss and evaluate the information provided by the Advisor and the independent consultant. Among other things, the Independent

Form N-CSR – Items 8-11 (unaudited) :: 65
PROSHARES TRUST
Trustees reviewed information regarding the financial condition and profitability of the Advisor, including the methodologies involved in calculating profitability.
In considering whether to approve the continuance of the Advisory Agreements, the Board did not identify any particular infor-
mation that was most relevant and each Trustee may have afforded different weight to the various factors.
The Board received a memorandum from independent legal counsel to the Independent Trustees regarding the Board’s respon-
sibilities under state and federal law with respect to the Board’s consideration of the renewal or approval of investment advisory agreements. The Independent Trustees were advised by Trust counsel and their independent legal counsel throughout the pro-
cess, including about the legal standards applicable to their review.
In response to a request from Independent Legal Counsel on behalf of the Independent Trustees, the Advisor provided information for the Board to consider relating to the continuance of the Advisory Agreements, including information that addressed, among other things:
the nature, extent and quality of the services that were provided or proposed to be provided by the Advisor;
the costs of the services to be provided and the profits realized by the Advisor;
the investment performance of the Funds and the Advisor;
the extent to which economies of scale might be realized as the Funds grow and whether fee levels reflect economies of scale, if any, for the benefit of Fund shareholders; and
other benefits to the Advisor and/or its affiliates from the relationship to the Funds.
It was noted that the Independent Trustees requested, and received, information from the Advisor concerning the Funds to assist them in evaluating the terms of the Advisory Agreements. In response to the request from the Independent Trustees, the Advisor provided information and reports relevant to the continuance of the Advisory Agreements, including, among other things:
information about the advisory services provided by the Advisor with respect to the Funds;
the Advisor’s Form ADV;
biographies of the employees of the Advisor who are primarily responsible for providing investment advisory services to the Funds;
information regarding each component of the contractual fee rates and actual fee rates for the prior fiscal year;
information regarding advisory fees earned and advisory fees waived for previous periods;
performance information for prior periods;
comparative industry fee data;
with respect to Funds subject to the Investment Advisory Agreement, information about fees and other amounts that were received by the Advisor and its affiliates for non-advisory management services with respect to the Funds;
information regarding the Advisor's trade allocation and best execution policies and procedures;
information about the financial condition of the Advisor;
information regarding how the Advisor monitors each Fund's compliance with regulatory requirements and Trust pro-
cedures; and
the Advisor’s reputation, expertise and resources.
The Independent Trustees asked the Advisors to retain the services of an independent consultant to identify peer group funds for each Fund (the “Peer Group”) with similar investment strategies, to assist them in evaluating information with respect to certain aspects of their review, including the performance of the Funds and the reasonableness of fees paid by the Funds. The Board eval-
uated information available to it on a Fund-by-Fund basis, and its determinations were made separately with respect to each Fund.
In addition to the information provided and discussions that occurred at the meeting at which the Board took action regarding the renewal of the Advisory Agreements, the Board also considered information it received throughout the year as part of its reg-
ular oversight of the Funds.

66 :: Form N-CSR – Items 8-11 (unaudited)
PROSHARES TRUST
Nature, Extent and Quality of the Advisor's Services
The Board reviewed the nature, extent and quality of the investment advisory services performed by the Advisor with respect to the Funds. The Board noted no significant differences between the nature and scope of services provided by the Advisor in the past year and as compared those services to be provided in the upcoming year. The Board focused on the quality of the personnel and operations at the Advisor and the systems and processes required to manage the Funds effectively. Among other things, the
Board considered the following:
the investment objective of each Fund, the Advisor’s description of the skills needed to manage each Fund and the Advi-
sor's success in achieving the investment objectives of each Fund;
the key features of the Funds, including the unique asset classes and investment strategies of certain Funds, as well as the employment of optimization/sampling techniques necessary to manage certain Funds and develop creation and re-
demption baskets for certain Funds, and the actively managed strategies utilized by certain Funds;
with respect to the Geared Funds, the fact that to maintain exposure consistent with each Geared Fund’s daily investment objective, each Geared Fund needs to be rebalanced each day, an activity not typical of traditional ETFs or index funds;
the size and experience of the Advisor’s portfolio staff and the Advisor’s ability to recruit, train and retain personnel with relevant experience and the specific expertise necessary to manage the Funds;
the structure of the Advisor’s portfolio staff compensation program and the incentives it is intended to provide;
the collateral, credit and cash management functions at the Advisor and enhancements made in these areas in recent years;
the Advisor’s development of investment strategies, including those involving the use of complex financial instruments and processes that maximize the Funds’ ability to meet their stated investment objectives and minimize counterparty risk;
the Advisor’s ability to monitor compliance with the federal securities laws, including the Securities and Exchange Com-
mission’s liquidity rule, derivatives rule and valuation requirements, among other applicable regulatory requirements;
for certain cryptocurrency-linked ETFs, the Advisor’s familiarity with digital assets and Bitcoin, Ether, Solana and XRP in particular, as well as processes related to assessing risk and liquidity with respect to investments in cryptocurrency derivatives, the Advisor’s familiarity with the market for cryptocurrency derivatives and its ability to manage the ETFs and obtain appropriate exposure in that market, the appropriateness of investing in cryptocurrency-related instruments by the Funds as exchange-traded funds and the potential benefits of a futures-based approach;
a continued investment in personnel and technology by the Advisor that would generally improve capacity and efficien-
cy;
information regarding allocation of Fund brokerage and the selection of counterparties for Fund portfolio transactions, as well as the Advisor’s ability to negotiate generally favorable terms with swap counterparties on behalf of various
Funds; and
the Advisor’s ability to manage the Funds in a tax efficient manner, which is more challenging for Geared ETFs and cryp-
tocurrency-linked ETFs than for traditional ETFs.
The Board considered that the Advisor oversees the operations of the Funds and provides compliance services to the Funds. The
Board also reviewed the Advisor’s compliance program, including specific activities associated with the Funds. The Board dis-
cussed the compliance program with the Funds’ Chief Compliance Officer (the “CCO”). The Board and the CCO discussed the CCO's evaluation of the operation of the Advisor’s compliance program and efforts with respect to the Funds, changes made to the Advi-
sor's compliance program since the CCO's last annual report to the Board, and whether the CCO believed additional enhancements to the compliance program were warranted. The Board discussed compliance issues reported to the Board during prior years and the remediation of such issues. The Board discussed key risk areas identified by the CCO and how such risks are addressed by the compliance program.
Based upon its review, the Board, including all of the Independent Trustees, concluded with respect to each Fund that (i) the investment advisory services provided by the Advisor with respect to the Fund were of high quality, (ii) the Advisor achieved the investment goals of the Fund, (iii) the Advisor's services benefited the Fund’s shareholders, particularly in light of the nature of the Fund and the services required to support each such Fund and (iv) it was generally satisfied with the nature, quality and extent of services provided by the Advisor to the Funds.

Form N-CSR – Items 8-11 (unaudited) :: 67
PROSHARES TRUST
Comparison of Services and Fees
The Advisor presented information about the fairness and reasonableness of the investment advisory fees payable to the Advisor in light of the investment advisory services provided to the Funds at the expense of the Advisor, the costs of these services and the comparability to the fees paid by other investment companies, including ETFs, and in certain cases mutual funds or other invest-
ment vehicles, offering strategies similar to the Funds. The Board discussed the methodology used to prepare the comparative fee data for each Fund and the potential limitations of such data. The Board discussed the challenges in compiling the comparative data and Peer Group information for certain Funds because, by design, many of the Funds are unique, because they are geared funds or because they are based on “thematic” strategies or newer indices or newer asset classes, and few, if any, funds offering substantially similar investment objectives and strategies exist. The Board considered the Advisor’s representation that it found the Peer Groups compiled by the independent consultant to be appropriate but acknowledged the existence of certain differences between certain Funds and their peers that may limit the usefulness of comparisons. The Board noted that the methodology used to compile the Peer Group and comparative data was substantially similar to that used in prior years and is continually re-evalu-
ated. Notwithstanding the challenge associated with Peer Group and data compilation, the Board found the comparative informa-
tion it received to be useful in its evaluation of the fairness and reasonableness of the Advisor's fees.
The Board considered that, in cases where a Fund had higher fees and expenses than other funds in its respective Peer Group, such differences reflected the Advisor’s belief, after considering relevant factors, that the fees and expenses are fair and reasonable in light of the nature and quality of the services provided and in relation to fees by funds in the Peer Group to their advisers. The Ad-
visor presented information about the significant drivers of cost and also made representations regarding the costs to investors of seeking to achieve the objectives of the Funds on their own and noted that it would be more expensive or impractical to do so.
The Board also considered the fee waiver and/or expense reimbursement arrangements currently in place for each Fund covered under the Advisory Agreement and certain Funds covered under the Unitary Fee Agreement and the net advisory fees paid by each such Fund after taking waivers and reimbursements into account.
The Board also recognized the challenges in comparing fees across fund complexes because there may be variations in services that are included in the fees paid by other ETFs.
The Board, including all of the Independent Trustees, concluded that, with respect to the Funds, the investment advisory fees and any other compensation payable to the Advisor were fair and reasonable in relation to the nature and quality of the services pro-
vided and that the continuance of each Advisory Agreement was in the best interests of the shareholders of the Funds.
Investment Performance of the Funds and the Advisor
The Board considered total return information for each operational Fund and focused on the correlation of returns to benchmark information for each Geared Fund for the 3-month, 1-year, 3-year, 5- year, 10-year and since inception periods ended June 30, 2025, as applicable. The Board also considered performance information provided at regular Board meetings throughout the year. The
Board noted that correlation of returns for each Geared Fund remained strong during the applicable periods and that Geared Fund performance when compared with target performance was generally within expected ranges. The Board further noted that Match-
ing Fund and Active Fund performance compared with benchmark index performance was also generally within expected ranges during the applicable periods. The Board noted that, given the nature of the Funds that are Matching Funds or Geared Funds, the correlation of such Fund’s performance with the performance of its underlying benchmark (or relevant inverse or multiple there-
of) was more meaningful than a Fund’s total return.
With respect to the cryptocurrency-linked Funds, the Board considered each Fund’s relative performance as compared to its re-
spective Peer Group average and benchmark index returns for each of the one-year and since inception periods ended June 30,
2025, as applicable. The Board noted that each such Fund’s performance was generally in line with the comparative Peer Groups, even if the Fund underperformed one or more of its peers for a particular period.
After reviewing the performance of the Funds, the Board, including all of the Independent Trustees, concluded that the perfor-
mance of the Funds was satisfactory.
Profitability
The Board considered and discussed the significant drivers of cost incurred by or expected to be incurred by the Advisor in man-
aging the Funds, including, but not limited to, employee compensation, information technology, intellectual capital, regulatory compliance, daily portfolio rebalancing of the Geared Funds, and entrepreneurial risk, and considered the costs that investors likely would incur if they independently sought to achieve the objectives of the Funds. The Board considered and discussed with representatives of the Advisor the profitability to the Advisor of its management of each of the Funds with respect to each Fund individually and all Funds collectively. The Board also discussed the Advisor’s profitability, including the expense allocation methodology used in the Advisor’s profitability analysis. It was noted that the methodology for determining profitability was conducted in a similar fashion as the prior year.

68 :: Form N-CSR – Items 8-11 (unaudited)
PROSHARES TRUST
Based on its review, the Board, including all of the Independent Trustees, concluded that the profitability to the Advisor was rea-
sonable in light of the services and benefits provided to each Fund.
Economies of Scale
The Board discussed with representatives of the Advisor potential economies of scale in connection with the management and op-
eration of each Fund, as well as the effect of the contractual expense limitations undertaken by the Advisor. The Board considered that each Fund covered by the Investment Advisory Agreement pays the Advisor an annual investment advisory fee of 0.75% of average daily net assets (other than the ProShares Global Listed Private Equity ETF, which pays 0.50%, and the ProShares Infla-
tion Expectations ETF, which pays 0.55%), and that, pursuant to a contractual waiver, the Advisor has agreed to reduce each such
Fund's annual investment advisory fee by 0.05% on assets in excess of $4.0 billion up to $5.5 billion, 0.10% on assets in excess of $5.5 billion up to $7.0 billion, 0.15% on assets in excess of $7.0 billion up to $8.5 billion, and 0.20% on assets in excess of $8.5 billion, through at least September 30, 2026. The Board considered that, during the fiscal period, certain Funds were subject to investment advisory fee reductions as a result of breakpoint fee reductions.
The Board considered that the Funds covered by the Unitary Fee Agreement pay a fee that remains the same (as a percentage of such a Fund’s net assets) as asset levels increase. The Board also noted that under the Unitary Fee Agreement the Advisor is contractually obligated to pay actual costs above the Unitary Fee (other than excluded costs) and that the Unitary Fee Agreement provides an effective cap on each subject Fund’s normal operating expenses, which otherwise would be higher if a Fund does not achieve sufficient size. The Board also noted the Advisor’s representation that such an arrangement provides important dis-
tribution benefits for the Funds and addresses competitive pressures within the ETF industry, particularly with “strategic” or
“matching” funds.
The Board also considered the asset levels of the other Funds that have no breakpoints in their contractual advisory fees and determined that it would not be necessary to implement breakpoints at this time. The Board noted that the asset levels of some
Funds increase and decrease, sometimes significantly, and therefore economies of scale may be elusive.
The Board considered that certain Funds may benefit from the expense limitation arrangements in place for those Funds.
The Board indicated to the Advisor that it will continue to consider and evaluate, on an ongoing basis, potential economies of scale and how Fund shareholders might benefit from those economies of scale.
Other Benefits
The Board also considered the Advisor’s non-advisory management services, including those performed under a separate Man-
agement Services Agreement for Funds covered under the Investment Advisory Agreement. The Board considered the fact that the Geared Funds’ shareholders, and the shareholders of certain Matching Funds, tend to be active traders, which adds a level of complexity to the management of those Funds as the Advisor needs to account for significant asset flows in and out of the Funds.
The Board also considered any indirect, or “fall-out,” benefits that the Advisor or its affiliates derived from their relationship to the Funds but concluded that such benefits were relatively insignificant.
Conclusions
Based on, but not limited to, the above considerations and determinations, the Board, including all of the Independent Trustees, determined that the Advisory Agreements for the Funds are fair and reasonable in light of the nature, extent and quality of the services to be performed, the fee rates to be paid, the Advisor’s expenses and such other matters as the Board considered relevant in the exercise of its business judgement. Accordingly, the Board concluded that the continuance of the Advisory Agreements was in the best interests of the shareholders of the Funds. On this basis, the Board unanimously voted in favor of the renewal of the
Advisory Agreements.

This report is submitted for the general information of the shareholders of ProShares. It is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus. To obtain the most recent month end performance information for each ETF, visit ProShares.com.
“Bloomberg
®
”, “Bloomberg Commodity Index
SM
” and the names identifying each of the individual Bloomberg Commodity Subindexes are trademarks or service marks of Bloomberg Finance L.P. and its affiliates (collectively, “Bloomberg”). All have been licensed for use by ProShares. ProShares have not been passed on by these entities or their subsidiaries or affiliates as to their legality or suitability.
ProShares are not sponsored, endorsed, sold or promoted by these entities or their subsidiaries or affiliates, and they make no epresentation regarding the advisability of investing in ProShares
.
THESE ENTITIES AND THEIR SUBSIDIARIES AND AFFILIATES MAKE
NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO PROSHARES.
© 2025 ProShare Advisors LLC. All rights reserved.  PSCSA1125
ProShares Trust
7272 Wisconsin Avenue, 21st Floor, Bethesda, MD 20814
866.PRO.5125 866.776.5125
ProShares.com

PROSHARES TRUST
Distributor: SEI Investments Distribution Co.
Semiannual Financial
Statements and
Additional Information
NOVEMBER 30, 2025 (UNAUDITED)
Ultra COIN
COIA
Ultra CRCL
CRCA
Ultra NVDA
NVDB
Ultra PLTR
PLTA
Ultra TSLA
TSLI

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1 Schedule of Portfolio Investments
7 Statements of Assets and Liabilities
9 Statements of Operations
11 Statements of Changes in Net Assets
13 Financial Highlights
18 Notes to Financial Statements
33 Miscellaneous Information
34 Form N-CSR – Items 8-11

SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2025 (UNAUDITED) :: 1
PROSHARES TRUST
SCHEDULE OF PORTFOLIO INVESTMENTS

ULTRA COIN :: NOVEMBER 30, 2025 (UNAUDITED)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
2
COIA
::
See accompanying notes to the financial statements.
As of November 30, 2025, the gross unrealized appreciation
(depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation $ 51,153
Aggregate gross unrealized depreciation (889,791)
Net unrealized depreciation $ (838,638)
Federal income tax cost $ —
Swap Agreements
a
Ultra COIN had the following open non-exchange traded total return swap agreements as of November 30, 2025:
Notional
Amount
($)
A
Termination
Date
b
A
Counterparty
A
Rate Paid
(Received)
c
A
Reference
Instrument
A
Value and
Unrealized
Appreciation /
(Depreciation)
d
($)
A
Financial
Instruments for
the Benefit of
(the Fund)/the
Counterparty
($)
A
Cash Collateral
for the
Benefit of
(the Fund)/the
Counterparty
($)
A
Net
Amount
e
($)
A
3,377,784 11/9/2026
Bank of
America NA 8.39%
Coinbase Global, Inc.
(COIN) (233,470) — 233,470 —
3,134,429 12/9/2026 Citibank NA 10.39%
Coinbase Global, Inc.
(COIN) (282,170) — 282,170 —
4,139,771 11/9/2026
Nomura Global
Financial
Products Inc. 13.39%
Coinbase Global, Inc.
(COIN) (374,151) — 374,151 —
1,349,368 11/6/2026
Societe
Generale 7.89%
Coinbase Global, Inc.
(COIN) 51,153 — — 51,153
12,001,352 (838,638)
Total Unrealized
Appreciation
51,153
Total Unrealized
Depreciation
(889,791)
a The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.
b Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
c Reflects the floating financing rate, as of November 30, 2025, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).
d The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statement of
Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statement of
Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statement of Assets and Liabilities.
e Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

NOVEMBER 30, 2025 (UNAUDITED) :: ULTRA CRCL
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
3
CRCA
::
See accompanying notes to the financial statements.
Investments
Principal
Amount Value
Short-Term Investments — 3 .2%
Repurchase Agreements (a) — 3 .2%
Repurchase Agreements
with various counterparties,
rates 2.5% - 4.08%, dated
11/28/2025, due 12/1/2025,
total to be received $4,283,986
(Cost $4,282,601) $ 4,282,601
$ 4,282,601
Total Investments — 3.2%
(Cost $4,282,601) 4,282,601
Other assets less liabilities — 96.8% 131,545,410
Net Assets — 100.0% $ 135,828,011
(a) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the
securities subject to repurchase.
As of November 30, 2025, the gross unrealized appreciation
(depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation $ 16,518,950
Aggregate gross unrealized depreciation (30,131,781)
Net unrealized depreciation $ (13,612,831)
Federal income tax cost $ 4,282,601
Swap Agreements
a
Ultra CRCL had the following open non-exchange traded total return swap agreements as of November 30, 2025:
Notional
Amount
($)
A
Termination
Date
b
A
Counterparty
A
Rate Paid
(Received)
c
A
Reference
Instrument
A
Value and
Unrealized
Appreciation /
(Depreciation)
d
($)
A
Financial
Instruments for
the Benefit of
(the Fund)/the
Counterparty
($)
A
Cash Collateral
for the
Benefit of
(the Fund)/the
Counterparty
($)
A
Net
Amount
e
($)
A
107,335,519 12/16/2026
Bank of
America NA 7.89% Circle Internet Group 13,555,091 (3,835,591) — 9,719,500
36,230,511 11/6/2026
CF Secured,
LLC 8.89% Circle Internet Group (1,723,200) — — (1,723,200)
58,628,655 11/9/2026 Citibank NA 12.39% Circle Internet Group (16,752,658) — 16,752,658 —
6,778,224 11/16/2026
Goldman Sachs
International 11.39% Circle Internet Group (210,537) — — (210,537)
62,608,450 12/16/2026
Nomura Global
Financial
Products Inc. 12.89% Circle Internet Group 2,963,859 — — 2,963,859
30,213 12/9/2025
Societe
Generale 10.39% Circle Internet Group (11,445,386) — 11,445,386 —
271,611,572 (13,612,831)
Total Unrealized
Appreciation
16,518,950
Total Unrealized
Depreciation
(30,131,781)
a The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.
b Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
c Reflects the floating financing rate, as of November 30, 2025, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).
d The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statement of
Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statement of
Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statement of Assets and Liabilities.
e Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

ULTRA NVDA :: NOVEMBER 30, 2025 (UNAUDITED)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
4
NVDB
::
See accompanying notes to the financial statements.
As of November 30, 2025, the gross unrealized appreciation
(depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation $ —
Aggregate gross unrealized depreciation (2,585,212)
Net unrealized depreciation $ (2,585,212)
Federal income tax cost $ —
Swap Agreements
a
Ultra NVDA had the following open non-exchange traded total return swap agreements as of November 30, 2025:
Notional
Amount
($)
A
Termination
Date
b
A
Counterparty
A
Rate Paid
(Received)
c
A
Reference
Instrument
A
Value and
Unrealized
Depreciation
d
($)
A
Financial
Instruments for
the Benefit of
(the Fund)/the
Counterparty
($)
A
Cash Collateral
for the
Benefit of
(the Fund)/the
Counterparty
($)
A
Net
Amount
e
($)
A
5,723,087 11/9/2026
Bank of
America NA 6.89% NVIDIA Corp. (NVDA) (1,776,899) — 1,776,899 —
5,811,769 12/16/2026
Goldman Sachs
International 6.89% NVIDIA Corp. (NVDA) (420,275) — 420,275 —
7,655,860 12/9/2025
Nomura Global
Financial
Products Inc. 7.64% NVIDIA Corp. (NVDA) (388,038) — 388,038 —
19,190,716 (2,585,212)
Total Unrealized
Depreciation
(2,585,212)
a The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.
b Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
c Reflects the floating financing rate, as of November 30, 2025, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).
d The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statement of
Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statement of
Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statement of Assets and Liabilities.
e Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

NOVEMBER 30, 2025 (UNAUDITED) :: ULTRA PLTR
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
5
PLTA
::
See accompanying notes to the financial statements.
As of November 30, 2025, the gross unrealized appreciation
(depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation $ 47,359
Aggregate gross unrealized depreciation (2,353,021)
Net unrealized depreciation $ (2,305,662)
Federal income tax cost $ —
Swap Agreements
a
Ultra PLTR had the following open non-exchange traded total return swap agreements as of November 30, 2025:
Notional
Amount
($)
A
Termination
Date
b
A
Counterparty
A
Rate Paid
(Received)
c
A
Reference
Instrument
A
Value and
Unrealized
Appreciation /
(Depreciation)
d
($)
A
Financial
Instruments for
the Benefit of
(the Fund)/the
Counterparty
($)
A
Cash Collateral
for the
Benefit of
(the Fund)/the
Counterparty
($)
A
Net
Amount
e
($)
A
5,384,841 12/16/2026
Bank of
America NA 7.89%
Palantir Technologies,
Inc. (PLTR) (126,167) — 126,167 —
5,576,874 11/9/2026 Citibank NA 7.64%
Palantir Technologies,
Inc. (PLTR) (2,120,367) — 2,120,367 —
3,462,490 11/6/2026
Goldman Sachs
International 7.39%
Palantir Technologies,
Inc. (PLTR) (106,487) — 106,487 —
4,074,300 12/9/2025
Nomura Global
Financial
Products Inc. 7.64%
Palantir Technologies,
Inc. (PLTR) 47,359 — — 47,359
18,498,505 (2,305,662)
Total Unrealized
Appreciation
47,359
Total Unrealized
Depreciation
(2,353,021)
a The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.
b Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
c Reflects the floating financing rate, as of November 30, 2025, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).
d The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statement of
Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statement of
Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statement of Assets and Liabilities.
e Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

ULTRA TSLA :: NOVEMBER 30, 2025 (UNAUDITED)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
6
TSLI
::
See accompanying notes to the financial statements.
As of November 30, 2025, the gross unrealized appreciation
(depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation $ 97,339
Aggregate gross unrealized depreciation (1,062,760)
Net unrealized depreciation $ (965,421)
Federal income tax cost $ —
Swap Agreements
a
Ultra TSLA had the following open non-exchange traded total return swap agreements as of November 30, 2025:
Notional
Amount
($)
A
Termination
Date
b
A
Counterparty
A
Rate Paid
(Received)
c
A
Reference
Instrument
A
Value and
Unrealized
Appreciation /
(Depreciation)
d
($)
A
Financial
Instruments for
the Benefit of
(the Fund)/the
Counterparty
($)
A
Cash Collateral
for the
Benefit of
(the Fund)/the
Counterparty
($)
A
Net
Amount
e
($)
A
3,745,920 11/9/2026
Bank of
America NA 8.04% Tesla, Inc. (TSLA) (331,470) — 331,470 —
4,039,727 11/9/2026 Citibank NA 7.64% Tesla, Inc. (TSLA) (326,319) — 326,319 —
3,504,165 11/9/2026
Goldman Sachs
International 7.64% Tesla, Inc. (TSLA) (342,164) — 342,164 —
3,772,161 12/16/2026
Nomura Global
Financial
Products Inc. 8.39% Tesla, Inc. (TSLA) 97,339 (25,852) — 71,487
2,495,416 12/9/2025
Societe
Generale 6.39% Tesla, Inc. (TSLA) (62,807) — 62,807 —
17,557,389 (965,421)
Total Unrealized
Appreciation
97,339
Total Unrealized
Depreciation
(1,062,760)
a The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.
b Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
c Reflects the floating financing rate, as of November 30, 2025, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).
d The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statement of
Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statement of
Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statement of Assets and Liabilities.
e Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

STATEMENTS OF ASSETS AND LIABILITIES :: NOVEMBER 30, 2025 (UNAUDITED) :: 7
PROSHARES TRUST
STATEMENTS OF ASSETS AND LIABILITIES

8 :: NOVEMBER 30, 2025 (UNAUDITED) :: STATEMENTS OF ASSETS AND LIABILITIES
PROSHARES TRUST
See accompanying notes to the financial statements.
Ultra COIN Ultra CRCL Ultra NVDA Ultra PLTR Ultra TSLA
ASSETS:
Securities and Repurchase
Agreements, at cost
$ — $ 4,282,601 $ — $ — $ —
Securities, at value — — — — —
Repurchase Agreements, at value
— 4,282,601 — — —
Cash 1,206,736 22,719,967 2,318,721 2,408,181 2,223,102
Segregated cash balances with
custodian for swap agreements 5,456,228 119,961,638 10,929,679 9,910,000 7,515,000
Dividends and interest receivable 14,038 291,805 26,539 24,116 23,369
Receivable for capital shares issued 176,563 2,284,468 — — —
Receivable from Advisor 157 — — — —
Unrealized appreciation on non-
exchange traded swap agreements 51,153 16,518,950 — 47,359 97,339
Total Assets
6,904,875 166,059,429 13,274,939 12,389,656 9,858,810
LIABILITIES:
Payable for capital shares redeemed — — 1,077,625 769,181 —
Payable to Advisor — 62,600 3,196 2,289 3,810
Management Services fees payable — 9,000 1,073 952 1,143
Custodian fees payable 625 599 625 625 625
Administration fees payable 4,026 16,629 4,602 4,480 5,036
Trustee fees payable 29 294 27 27 33
Compliance services fees payable 3 31 3 3 4
Listing, Data and related fees payable 1,446 1,997 1,446 1,446 1,446
Professional fees payable 5,315 7,158 5,315 5,315 5,316
Unrealized depreciation on non-
exchange traded swap agreements 889,791 30,131,781 2,585,212 2,353,021 1,062,760
Other liabilities 888 1,329 886 889 893
Total Liabilities
902,123 30,231,418 3,680,010 3,138,228 1,081,066
Commitments and contingencies
(Note 4)
NET ASSETS
$ 6,002,752 $ 135,828,011 $ 9,594,929 $ 9,251,428 $ 8,777,744
NET ASSETS CONSIST OF:
Paid in Capital $ 9,317,673 $ 275,355,798 $ 10,274,812 $ 9,697,737 $ 5,062,185
Distributable earnings (loss) (3,314,921) (139,527,787) (679,883) (446,309) 3,715,559
NET ASSETS
$ 6,002,752 $ 135,828,011 $ 9,594,929 $ 9,251,428 $ 8,777,744
Shares (unlimited number of shares
authorized, no par value) 340,001 30,920,001 370,001 350,001 250,001
Net Asset Value $ 17.66 $ 4.39 $ 25.93 $ 26.43 $ 35.11

STATEMENTS OF OPERATIONS :: NOVEMBER 30, 2025 (UNAUDITED) :: 9
PROSHARES TRUST
STATEMENTS OF OPERATIONS

10 :: FOR THE PERIOD ENDED NOVEMBER 30, 2025 (UNAUDITED) :: STATEMENTS OF OPERATIONS
PROSHARES TRUST
See accompanying notes to the financial statements
Ultra COIN Ultra CRCL Ultra NVDA Ultra PLTR Ultra TSLA
September 8,
2025
*
through
November 30,
2025
August 6, 2025
*
through
November 30,
2025
September 8,
2025
*
through
November 30,
2025
September 8,
2025
*
through
November 30,
2025
September 8,
2025
*
through
November 30,
2025
INVESTMENT INCOME:
Interest $ 51,000 $ 992,870 $ 63,916 $ 64,375 $ 66,260
Total Investment Income
51,000 992,870 63,916 64,375 66,260
EXPENSES:
Advisory fees (Note 4) 15,854 215,963 20,185 19,715 25,317
Management Services fees (Note 4) 2,114 28,795 2,691 2,629 3,376
Professional fees 5,316 7,167 5,316 5,316 5,317
Administration fees (Note 5) 5,865 27,361 6,443 6,380 7,127
Custodian fees (Note 6) 625 842 625 625 625
Printing and Shareholder reports 288 395 288 288 289
Listing, Data and related fees (Note 7) 1,446 1,997 1,446 1,446 1,446
Trustees fees and expenses (Note 8) 36 367 33 34 43
Compliance services fees (Note 4) 3 31 3 3 4
Other fees 831 1,523 830 832 835
Total Gross Expenses before fees waived and/or
reimbursed
32,378 284,441 37,860 37,268 44,379
LESS:
Expenses waived and/or reimbursed by Advisor
(Note 4) (12,382) (14,518) (12,310) (12,306) (12,215)
Total Net Expenses
19,996 269,923 25,550 24,962 32,164
Net Investment Income (Loss)
31,004 722,947 38,366 39,413 34,096
NET REALIZED GAIN (LOSS) FROM:
Expiration or closing of non-exchange traded swap
agreements (2,507,287) (126,512,027) 1,866,963 1,819,940 4,646,884
Net realized gain (loss)
(2,507,287) (126,512,027) 1,866,963 1,819,940 4,646,884
CHANGE IN NET UNREALIZED APPRECIATION/
DEPRECIATION FROM:
Non-exchange traded swap agreements (838,638) (13,612,831) (2,585,212) (2,305,662) (965,421)
Change in net unrealized appreciation/depreciation
(838,638) (13,612,831) (2,585,212) (2,305,662) (965,421)
Net realized and unrealized gain (loss)
(3,345,925) (140,124,858) (718,249) (485,722) 3,681,463
Change in Net Assets Resulting from Operations
$ (3,314,921) $ (139,401,911) $ (679,883) $ (446,309) $ 3,715,559
* Commencement of investment operations.

STATEMENTS OF CHANGES IN NET ASSETS :: NOVEMBER 30, 2025 (UNAUDITED) :: 11
PROSHARES TRUST
STATEMENTS OF CHANGES IN NET ASSETS

12 :: NOVEMBER 30, 2025 (UNAUDITED) :: STATEMENTS OF CHANGES IN NET ASSETS
PROSHARES TRUST
See accompanying notes to the financial statements.
Ultra COIN Ultra CRCL Ultra NVDA Ultra PLTR Ultra TSLA
September 8,
2025*
through
November 30,
2025
(Unaudited)
August 6, 2025*
through
November 30,
2025
(Unaudited)
September 8,
2025*
through
November 30,
2025
(Unaudited)
September 8,
2025*
through
November 30,
2025
(Unaudited)
September 8,
2025*
through
November 30,
2025
(Unaudited)
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss) $ 31,004 $ 722,947 $ 38,366 $ 39,413 $ 34,096
Net realized gain (loss) (2,507,287) (126,512,027) 1,866,963 1,819,940 4,646,884
Change in net unrealized appreciation/
depreciation (838,638) (13,612,831) (2,585,212) (2,305,662) (965,421)
Change in net assets resulting
from operations (3,314,921) (139,401,911) (679,883) (446,309) 3,715,559
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings
— (125,876) — — —
Total distributions — (125,876) — — —
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued 11,138,839 370,951,804 19,779,500 14,652,050 27,174,540
Cost of shares redeemed (1,821,166) (95,596,006) (9,504,688) (4,954,313) (22,112,355)
Change in net assets resulting
from capital transactions
9,317,673 275,355,798 10,274,812 9,697,737 5,062,185
Change in net assets 6,002,752 135,828,011 9,594,929 9,251,428 8,777,744
NET ASSETS:
Beginning of period $ — $ — $ — $ — $ —
End of period $ 6,002,752 $ 135,828,011 $ 9,594,929 $ 9,251,428 $ 8,777,744
SHARE TRANSACTIONS:
Issued 410,001 41,730,001 650,001 480,001 800,001
Issued in-kind — — — — —
Redeemed (70,000) (10,810,000) (280,000) (130,000) (550,000)
Redemption in-kind — — — — —
Shares outstanding, end of
period 340,001 30,920,001 370,001 350,001 250,001
* Commencement of investment operations.
(a) Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period.
See Note 10 to the Financial Statements.

FINANCIAL HIGHLIGHTS :: 13
PROSHARES TRUST
FINANCIAL HIGHLIGHTS

14 :: FINANCIAL HIGHLIGHTS
PROSHARES TRUST
ProShares Trust Financial Highlights
NOVEMBER 30, 2025 (UNAUDITED)
See accompanying notes to the financial statements.
SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
A
PER SHARE OPERATING PERFORMANCE RATIOS/SUPPLEMENTAL DATA
INVESTMENT OPERATIONS DISTRIBUTIONS
TOTAL
RETURN
(c)
RATIOS TO AVERAGE NET ASSETS
(f)
SUPPLEMENTAL
DATA
Net asset
value,
beginning
of period
Net
investment
income
(loss)
(a)
Net realized
and unrealized
gains
(losses) on
investments
Transaction
fees
(b)
Total from
investment
operations
Net
investment
income
Net realized
gains
Tax return of
capital
Total
distributions
Net asset
value, end
of period
Net asset
value
(d)
Market
value
(e)
Expenses
before
expense
reductions
Expenses
net of
waivers, if
any
Net
investment
income
(loss) before
expense
reductions
Net
investment
income
(loss) net
of waivers,
if any
Net assets,
end of period
(000)
Portfolio
turnover
rate
(c)(g)
Ultra COIN
September 8,
2025* through
November 30,
2025
$ 25.00 $ 0.09 $ (7 .43) $ — $ (7.34) $ — $ — $ — $ — $ 17.66 (29.37) % (29.24) % 1.54% 0.95% 0.88% 1.47% $ 6,003 — %
Ultra CRCL
August 6, 2025*
through November
30, 2025
25.00 0.08 (20.67) — (20.59) (0.02) — — (0.02) 4.39 (82.40) (82.38) 1.00 0.95 2.49 2.54 135,828 —
*
Commencement of investment operations.

15 :: FINANCIAL HIGHLIGHTS
PROSHARES TRUST
ProShares Trust Financial Highlights
NOVEMBER 30, 2025 (UNAUDITED)
See accompanying notes to the financial statements.
SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
A
PER SHARE OPERATING PERFORMANCE RATIOS/SUPPLEMENTAL DATA
INVESTMENT OPERATIONS DISTRIBUTIONS
TOTAL
RETURN
(c)
RATIOS TO AVERAGE NET ASSETS
(f)
SUPPLEMENTAL
DATA
Net asset
value,
beginning
of period
Net
investment
income
(loss)
(a)
Net realized
and unrealized
gains
(losses) on
investments
Transaction
fees
(b)
Total from
investment
operations
Net
investment
income
Net realized
gains
Tax return of
capital
Total
distributions
Net asset
value, end
of period
Net asset
value
(d)
Market
value
(e)
Expenses
before
expense
reductions
Expenses
net of
waivers, if
any
Net
investment
income
(loss) before
expense
reductions
Net
investment
income
(loss) net
of waivers,
if any
Net assets,
end of period
(000)
Portfolio
turnover
rate
(c)(g)
Ultra NVDA
September 8,
2025* through
November 30,
2025
$ 25.00 $ 0.10 $ 0 .83 ( i ) $ — $ 0.93 $ — $ — $ — $ — $ 25.93 3.73% 3.48% 1.41% 0.95% 0.97% 1.43% $ 9,595 — %
Ultra PLTR
September 8,
2025* through
November 30,
2025
25.00 0.11 1.32 ( i ) — 1.43 — — — — 26.43 5.74 5.00 1.42 0.95 1.03 1.50 9,251 —
*
Commencement of investment operations.

16 :: FINANCIAL HIGHLIGHTS
PROSHARES TRUST
ProShares Trust Financial Highlights
NOVEMBER 30, 2025 (UNAUDITED)
See accompanying notes to the financial statements.
SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
A
PER SHARE OPERATING PERFORMANCE RATIOS/SUPPLEMENTAL DATA
INVESTMENT OPERATIONS DISTRIBUTIONS
TOTAL
RETURN
(c)
RATIOS TO AVERAGE NET ASSETS
(f)
SUPPLEMENTAL
DATA
Net asset
value,
beginning
of period
Net
investment
income
(loss)
(a)
Net realized
and unrealized
gains
(losses) on
investments
Transaction
fees
(b)
Total from
investment
operations
Net
investment
income
Net realized
gains
Tax return of
capital
Total
distributions
Net asset
value, end
of period
Net asset
value
(d)
Market
value
(e)
Expenses
before
expense
reductions
Expenses
net of
waivers, if
any
Net
investment
income
(loss) before
expense
reductions
Net
investment
income
(loss) net
of waivers,
if any
Net assets,
end of period
(000)
Portfolio
turnover
rate
(c)(g)
Ultra TSLA
September 8,
2025* through
November 30,
2025
$ 25.00 $ 0.08 $ 10 .03 $ — $ 10.11 $ — $ — $ — $ — $ 35.11 40.45% 40.36% 1.31% 0.95% 0.65% 1.01% $ 8,778 — %
*
Commencement of investment operations.

FINANCIAL HIGHLIGHTS :: 17
PROSHARES TRUST
ProShares Trust Notes to Financial Highlights:
See accompanying notes to the financial statements.
(a) Per share net investment income (loss) has been calculated using the average daily shares method.
(b) Includes transaction fees associated with the issuance and redemption of Creation Units.
(c) Not annualized for periods less than one year.
(d) Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, if any, and redemption on the last day of the period at net asset value. This percentage is not an indication of the performance of a shareholder’s investment in the Fund based on market value due to differences between the market price of the shares and the net asset value per share of the Fund.
(e) Market value total return is calculated assuming an initial investment made at the market value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, if any, and redemption on the last day of the period at market value.
Market value is determined by the composite closing price. Composite closing security price is defined as the last reported sale price from any primary listing market (e.g., NYSE and Nasdaq) or participating regional exchanges or markets. The composite closing price is the last reported sale price from any of the eligible sources, regardless of volume and not an average price and may have occurred on a date prior to the close of the reporting period. Market value may be greater or less than net asset value, depending on the Fund's closing price on the listing market.
(f) Annualized for periods less than one year.
(g) Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts), therefore the portfolio turnover rate is not applicable to these funds.
(h) Per share amount is less than $0.005.
( i ) The amount shown for a share outstanding throughout the period is not in accordance with the aggregate net realized and unrealized gain (loss) for that period because of the timing of sales and repurchases of the Fund shares in relation to fluctuating market value of the investments in the Fund.

18 :: NOVEMBER 30, 2025 (UNAUDITED) :: NOTES TO FINANCIAL STATEMENTS
PROSHARES TRUST
NOTES TO FINANCIAL STATEMENTS

NOTES TO FINANCIAL STATEMENTS :: NOVEMBER 30, 2025 (UNAUDITED) :: 19
PROSHARES TRUST
1. Organization
ProShares Trust (the “Trust”) is registered as an open-end management investment company under the Investment Company
Act of 1940 (“1940 Act”). The Trust was formed as a Delaware statutory trust on May 29, 2002, has authorized capital of an un-
limited number of shares at no par value and is comprised of 145 operational funds. These accompanying Notes to Financial
Statements relate to the ProShares Ultra COIN ETF, ProShares Ultra CRCL ETF, ProShares Ultra NVDA ETF, ProShares Ultra PLTR
ETF, and ProShares Ultra TSLA ETF, the portfolios of the Trust included in this report (collectively, the “Funds” and individually, a “Fund”). Each Fund qualifies as an investment company as defined in the Financial Accounting Standards Codification Topic
946 – Financial Services – Investment Companies. Each Fund is considered to be “non-diversified” under the 1940 Act.
Each Fund seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of its underlying security.
2. Significant Accounting Policies
The net asset value per share (“NAV”) of each Fund is generally determined as of the close of the regular trading session of the exchange on which it is listed (is typically calculated as of 4:00 p.m. Eastern Time) on each business day.
The following is a summary of significant accounting policies followed by each Fund in preparation of its financial statements.
These policies are in conformity with U.S. generally accepted accounting principles (“GAAP”). The preparation of financial state-
ments in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts. The actual results could differ from those estimates.
Investment Valuation
The Funds record their investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.
Pursuant to Rule 2a-5 (the “Rule”), the Trust’s Board of Trustees (the “Board”) designated ProShare Advisors LLC (the “Advisor”)
the “Valuation Designee” as contemplated by the Rule. The Valuation Designee is responsible for assessing and managing valu-
ation risks, administering the pricing and valuation guidelines approved by the Board, and overseeing pricing services utilized in valuing the Trust’s security holdings, among other responsibilities outlined in the Rule. When the Advisor determines that the price of a security is not readily available or deemed unreliable (e.g., an approved pricing service does not provide a price, a furnished price is in error, certain prices become stale, or an event occurs that materially affects the furnished price), it may in good faith establish a fair value for that security in accordance with the pricing and valuation guidelines. Fair value pricing may require subjective determinations about the value of a security. While the Trust’s policy is intended to result in a calculation of a
Fund’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values determined by the
Advisor or persons acting at their direction would accurately reflect the price that a Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by a Fund may differ from the value that would be realized if the securities were sold and the differences could be material to the financial statements.
Depending on the source and relative significance of valuation inputs, these instruments may be categorized as Level 2 or Level 3 in the fair value hierarchy described below.
The securities in the portfolio of a Fund that are listed or traded on a stock exchange or the Nasdaq Stock Market, except as otherwise noted, are generally valued at the closing price, if available, or the last sale price on the exchange or system where the security is principally traded, generally using information provided by a third party pricing service, or market quotations. These valuations are typically categorized as Level 1 in the fair value hierarchy. If there have been no sales for that day on the exchange or system where the security is principally traded, then fair value may be determined with reference to the mean of the latest bid and asked quotes, if applicable, on the exchange or system. If there have been no sales or quotes of the security for that day on the exchange or system, the security will be valued in accordance with the pricing and valuation guidelines.
Non-exchange traded derivatives (e.g. non-exchange traded swap agreements) are generally valued using independent sources and/or agreement with counterparties or other procedures approved by the Board and are typically categorized as Level 2 in the fair value hierarchy.
The Funds disclose the fair value of their investments in a hierarchy that distinguishes between: (1) market participant assump-
tions which are developed based on market data obtained from sources independent of the Funds (observable inputs) and (2) the
Funds’ own assumptions about market participant assumptions which are developed based on the best information available under the circumstances (unobservable inputs). The three levels defined by the hierarchy are as follows:

20 :: NOVEMBER 30, 2025 (UNAUDITED) :: NOTES TO FINANCIAL STATEMENTS
PROSHARES TRUST
Level 1
— Quoted prices in active markets for identical assets.
Level 2
— Other significant observable inputs (including
quoted prices for similar securities, interest rates, prepay-
ment speeds, credit risk, etc.).
Level 3
— Significant unobservable inputs (including as-
sumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term debt securities maturing in sixty days or less may be valued at amortized cost. Generally, amortized cost approximates the current fair value of a security, but since the valuation is not obtained from a quoted price in an active market, such securities are typically categorized as Level 2. Fair value measurements may also require additional disclo-
sure when the volume and level of activity for the asset or liability have significantly decreased, as well as when circumstances indicate that a transaction is not orderly.
The following is a summary of the valuations as of November 30, 2025, for each Fund based upon the three levels defined above:
Repurchase Agreements
Each of the Funds may enter into repurchase agreements. Repurchase agreements are primarily used by the Funds as short-term investments for cash positions. Under a repurchase agreement, a Fund purchases one or more debt securities and simultaneously agrees to sell those securities back to the seller at a mutually agreed-upon future price and date, normally one day or a few days later. The resale price is greater than the purchase price, reflecting an agreed-upon market interest rate during the purchaser’s holding period. While the maturities of the underlying securities in repurchase transactions may be more than one year, the term of each repurchase agreement will always be less than one year. The Funds follow certain procedures designed to minimize the risks inherent in such agreements. These procedures include effecting repurchase transactions generally with major global financial institutions whose creditworthiness is monitored by the Advisor. In addition, the value of the collateral underlying the repurchase agreement is required to be at least equal to the repurchase price, including any accrued interest income earned on the repurchase agreement. The Funds may invest in repurchase agreements through joint account arrangements; in such cases, each Fund holds a pro rata share of the collateral and interest income based upon the dollar amount of the repurchase agreements entered into by each Fund. The collateral underlying the repurchase agreement is held by the Fund’s custodian. A repurchase agreement is subject to the risk that the counterparty to the repurchase agreement that sells the securities may default on its obligation to repurchase them. In this circumstance, a Fund may lose money because it may not be able to sell the securities at the agreed upon time and price, the securities may lose value before they can be sold, the selling institution may declare bankruptcy or the Fund may have difficulty exercising rights to the collateral. During periods of high demand for repurchase agreements, the
Funds may be unable to invest available cash in these instruments to the extent desired by the Advisor. Repurchase agreements usually are for short periods, such as one week or less, but may be longer. It is the current policy of each Fund not to invest in re-
purchase agreements that do not mature within seven days if any such investment, together with any other illiquid assets held by the Fund, amounts to more than 15% of Fund’s total net assets. The investments of each Fund in repurchase agreements at times may be substantial when, in the view of the Advisor, liquidity, investment, regulatory, or other considerations so warrant.
LEVEL 1 - Quoted
Prices
A
LEVEL 2 - Other Significant Observable
Inputs
A
Total
A
Common
Stocks
A
Repurchase
Agreements
A
Swap Agreements*
A
Investment
Securities,
including
Repurchase
Agreements
A
Other Financial
Instruments,
including Futures
Contracts
and Swap
Agreements*
A
Ultra COIN ............................ $ — $ — $ (838,638) $ — $ (838,638)
Ultra CRCL ........................... — 4,282,601 (13,612,831) 4,282,601 (13,612,831)
Ultra NVDA ........................... — — (2,585,212) — (2,585,212)
Ultra PLTR ............................ — — (2,305,662) — (2,305,662)
Ultra TSLA ............................ — — (965,421) — (965,421)
*  These investments are recorded in the financial statements at the unrealized gain or loss on the investment.

NOTES TO FINANCIAL STATEMENTS :: NOVEMBER 30, 2025 (UNAUDITED) :: 21
PROSHARES TRUST
On November 30, 2025, the Funds had an undivided interest in joint repurchase agreements with the following counterparties, for the time periods and rates indicated. Amounts shown in the table below represent Principal Amount, Cost and Value for each respective repurchase agreement.
Equity Securities
Certain Funds may invest in equity securities, including in shares of foreign or U.S. common stock.
U.S. Treasury Bills
Certain Funds may invest in U.S. Treasury Bills. U.S. Treasury Bills are U.S. government securities that have initial maturities of one year or less, and are supported by the full faith and credit of the U.S. government.
Accounting for Derivatives Instruments
In seeking to achieve the investment objectives of Funds whose objective is tied to an underlying security, the Advisor uses a pas-
sive approach to investing that is designed to track the performance of the Fund’s underlying security. Each such Fund attempts to achieve its investment objective by investing all, or substantially all, of its assets in financial instruments that provide similar exposure.
All open derivative positions at period end are reflected on each respective Fund’s Schedule of Portfolio Investments. The Funds
utilized a varying level of derivative instruments in conjunction with investment securities in seeking to meet their investment objective during the period. While the volume of open positions may vary on a daily basis as each Fund transacts derivative con-
tracts in order to achieve the appropriate exposure to meet its investment objective, the volume of these open positions relative to the net assets of each respective Fund at the date of this report is generally representative of open positions throughout the reporting period.
For financial reporting purposes, the Trust can offset financial assets and financial liabilities that are subject to master netting arrangements or similar agreements in the Statement of Assets and Liabilities. Funds holding non-exchange traded swap agree-
ments present the gross amounts of these assets and liabilities on their Schedule of Portfolio Investments. Information concern-
ing the value of and amounts due under Repurchase Agreement transactions may be found on each Fund’s Schedule of Portfolio
Investments. Information concerning the counterparties to each Repurchase Agreement and levels of collateralization may be found above, under the caption “Repurchase Agreements.”
Following is a description of the Funds’ use of derivative instruments, the types of derivatives utilized by the Funds during the reporting period, as well as the primary underlying risk exposures related to each instrument type.
Fund Name
A
Bank of
America
Securities,
Inc., 3.5%,
dated
11/28/2025
due
12/01/2025
(a)
Bank of
America
Securities,
Inc., 3.65%,
dated
11/28/2025
due
12/01/2025
(b)
Bank of
America
Securities,
Inc., 3.96%,
dated
11/28/2025
due
12/01/2025
(c)
Bank of
America
Securities,
Inc., 4.06%,
dated
11/28/2025
due
12/01/2025
(d)
Barclays
Capital, Inc.,
4.08%, dated
11/28/2025
due
12/01/2025
(e)
BNP Paribas
Securities
Corp.,
2.5%, dated
11/28/2025
due
12/01/2025
(f)
BNP Paribas
Securities
Corp.,
4.08%, dated
11/28/2025
due
12/01/2025
(g)
CF Secured LLC,
4.06%, dated
11/28/2025 due
12/01/2025
(h)
Natixis New
York Branch,
4.07%, dated
11/28/2025 due
12/01/2025
( i )
Total
Ultra CRCL
.....
$ 151,894
$ 778,942 $ 311,577 $ 311,577 $ 77,894 $ 233,683 $ 233,683 $ 1,287,568 $ 895,783 $ 4,282,601
$ 151,894 $ 778,942 $ 311,577 $ 311,577 $ 77,894 $ 233,683 $ 233,683 $ 1,287,568 $ 895,783 $ 4,282,601
Each Repurchase Agreement was fully collateralized by U.S. government and/or agency securities at November 30, 2025 as follows:
(a) U.S. Treasury Bonds, 0%, due 2/15/2032, which had an aggregate value at the Trust level of $198,900,001.
(b) U.S. Treasury Bonds, 0% to 1.13%, due 11/15/2028 to 8/15/2055; U.S. Treasury Notes, 4% to 4.38%, due 8/31/2028 to 3/31/2030, which had an aggregate value at the Trust level of $1,020,000,005.
(c) U.S. Treasury Notes, 3.88%, due 9/30/2032, which had an aggregate value at the Trust level of $408,000,080.
(d) U.S. Treasury Bonds, 0% to 3%, due 2/15/2027 to 11/15/2054; U.S. Treasury Notes, 0.13% to 4.63%, due 5/15/2028 to 2/15/2035, which had an aggregate value at the Trust level of $408,000,001.
(e) Federal Farm Credit Banks Funding Corp., 0%, due 12/1/2025; Federal Home Loan Banks, 0% to 5.50%, due 12/1/2025 to 7/15/2036; U.S.
Treasury Bonds, 4%, due 11/15/2052, which had an aggregate value at the Trust level of $102,000,056.
(f) U.S. Treasury Bills, 0%, due 12/9/2025 to 11/27/2026;  U.S. Treasury Bonds, 0% to 4.38%, due 4/15/2032 to 8/15/2051; U.S. Treasury
Notes, 0.25% to 4.63%, due 7/15/2026 to 1/15/2034, which had an aggregate value at the Trust level of $306,000,004.
(g) U.S. Treasury Bills, 0%, due 12/9/2025 to 11/27/2026; U.S. Treasury Bonds, 0% to 4.38%, due 4/15/2032 to 8/15/2051; U.S. Treasury Notes,
0.25% to 4.63%, due 7/15/2026 to 1/15/2034, which had an aggregate value at the Trust level of $306,000,004.
(h) U.S. Treasury Bills, 0%, due 12/2/2025 to 10/29/2026; U.S. Treasury Bonds, 0% to 6.63%, due 11/30/2025 to 11/15/2055; U.S. Treasury
Notes, 0.13% to 4.88%, due 11/30/2025 to 11/15/2035, which had an aggregate value at the Trust level of $1,686,600,933.
( i ) U.S. Treasury Bills, 0%, due 10/1/2026; U.S. Treasury Bonds, 0% to 6%, due 2/15/2026 to 11/15/2052; U.S. Treasury Notes, 0.63% to
4.63%, due 12/31/2025 to 8/15/2034, which had an aggregate value at the Trust level of $1,173,397,843.

22 :: NOVEMBER 30, 2025 (UNAUDITED) :: NOTES TO FINANCIAL STATEMENTS
PROSHARES TRUST
Swap Agreements
Certain Funds may enter into swap agreements to gain exposure to an underlying asset without actually purchasing such asset
(or shorting such asset), or to hedge a position, including in circumstances in which direct investment is restricted for legal rea-
sons or is otherwise impracticable. Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a day to more than one year. In a standard “swap” transaction, two parties agree to exchange the return (or differentials in rates of return) earned or realized on a particular pre-determined investment or instrument. The gross return to be exchanged or “swapped” between the parties is calculated with respect to a “notional amount,” e.g., the return on or change in value of a particular dollar amount invested in a “predetermined investment or instrument” of securities or an ETF representing a particular index or group of securities.
Most swap agreements entered into by a Fund calculate and settle the obligations of the parties to the agreement on a “net basis”
with a single payment. Consequently, a Fund’s current obligations (or rights) under a swap agreement will generally be equal only to the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the “net amount”).
On a typical long swap, the counterparty will generally agree to pay the Fund the amount, if any, by which the notional amount of the swap agreement would have increased in value had it been invested in the particular underlying assets (e.g., an ETF, or securi-
ties comprising an index), plus any dividends or interest that would have been received on those assets. The Fund will agree to pay to the counterparty a floating rate of interest on the notional amount of the swap agreement plus the amount, if any, by which the notional amount would have decreased in value had it been invested in such assets plus, in certain circumstances, commissions or trading spreads on the notional amount. Therefore, the return to the Fund on a long swap should be the gain or loss on the notional amount plus dividends or interest on the assets less the interest paid by the Fund on the notional amount. As a trading technique, the Advisor may substitute physical securities with a swap agreement having investment characteristics substantially similar to the underlying securities.
Some Funds may also enter into swap agreements that provide the opposite return of their index or a security. These swaps are similar to the long swaps disclosed above except that the counterparty pays interest to each Fund on the notional amount out-
standing and that dividends or interest on the underlying instruments reduce the value of the swap. In addition, in certain in-
stances, each Fund will agree to pay to the counterparty commissions or trading spreads on the notional amount. These amounts are netted with any unrealized gain or loss to determine the value of the swap.
A Fund’s current obligations under most swap agreements (total return swaps, equity/index swaps, interest rate swaps) will be accrued daily (offset against any amounts owed to the Fund) and any accrued but unpaid net amounts owed to a swap counter-
party will be covered by segregating or earmarking cash and/or securities determined to be liquid, but typically no payments will be made until the settlement date. Interest income related to segregated cash is reflected on the Statements of Operations as
“Interest.”
A Fund will not enter into uncleared swap agreements (i.e., not cleared by a central counterparty) unless the Advisor believes that the counterparty to the transaction is creditworthy. The counterparty to an uncleared swap agreement will typically be a major global financial institution. A Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. If such a default occurs, a Fund will have contractual reme-
dies pursuant to the swap agreements, but such remedies may be subject to bankruptcy and insolvency laws that could affect the
Fund’s rights as a creditor.
In the normal course of business, a Fund enters into International Swaps and Derivatives Association (“ISDA”) agreements with certain counterparties for derivative transactions. These agreements contain, among other conditions, events of default and ter-
mination events, and various covenants and representations. Certain of the Fund’s ISDA agreements contain provisions that re-
quire the Fund to maintain a pre-determined level of net assets, and/or provide limits regarding the decline of the Fund’s NAV over specific periods of time, which may or may not be exclusive of redemptions. If the Fund were to trigger such provisions and have open derivative positions at that time, counterparties to the ISDA agreements could elect to terminate such ISDA agreements and request immediate payment in an amount equal to the net liability positions, if any, under the relevant ISDA agreement. Pursuant to the terms of its ISDA agreements, the Fund will have already collateralized its liability under such agreements, in some cases only in excess of certain threshold amounts. The Funds seek to mitigate risks by generally requiring that the counterparties for each Fund agree to post collateral for the benefit of the Fund, marked to market daily, in an amount approximately equal to what the counterparty owes the Fund, subject to certain minimum thresholds, although the Funds may not always be successful. To the extent any such collateral is insufficient or there are delays in accessing the collateral, the Funds will be exposed to risks, includ-
ing possible delays in recovering amounts as a result of bankruptcy proceedings.
The use of swaps is a highly specialized activity which involves investment techniques and risks in addition to, and in some cases different from, those associated with ordinary portfolio securities transactions. The primary risks associated with the use of

NOTES TO FINANCIAL STATEMENTS :: NOVEMBER 30, 2025 (UNAUDITED) :: 23
PROSHARES TRUST
swap agreements are mispricing or improper valuation, imperfect correlation between movements in the notional amount and the price of the underlying investments, and the inability of counterparties or clearing organizations to perform. A Fund may use a combination of swaps on an underlying index and swaps on an ETF that is designed to track the performance of that index, or it may solely use swaps on an ETF to achieve its desired investment exposure. The performance of an ETF may not track the performance of its underlying index due to embedded costs and other factors. Thus, to the extent a Fund invests in swaps that use an ETF as the reference asset, that Fund may be subject to greater correlation risk and may not achieve as high a degree of correlation with its index as it would if the Fund used only swaps on the underlying index. The Advisor, under supervision from the Board, is responsible for determining and monitoring the liquidity of the Funds’ transactions in swap agreements.
All of the outstanding swap agreements held by the Funds on November 30, 2025 contractually terminate within 13 months but may be terminated without penalty by either party daily. Upon termination, the Fund is entitled to receive or pay the “unrealized appreciation or depreciation” amount existing at the date of termination.
The Financial Accounting Standards Board, pursuant to Accounting Standards Codification 815-10 (“ASC 815-10”), requires com-
panies (including the Trust) to disclose information intended to enable financial statement users to understand how derivative instruments affect the Statements of Assets and Liabilities as well as the effect of derivative instruments on the Statements of
Operations during the reporting period, in the context of each entity’s risk exposure. ASC 815-10 provides examples of risk expo-
sure, including interest rate, foreign exchange, equity and credit.
As the Funds' investment objective is to approximate, on a daily basis, the corresponding performance, inverse, multiple, or in-
verse multiple of the performance of its underlying security, the derivatives utilized are aligned to the same primary risk.  The primary risk exposure for those Funds benchmarked to an equity underlying security is equity risk.
The following tables indicate the location of derivative-related items on the Statements of Assets and Liabilities as well as the effect of derivative instruments on the Statements of Operations during the reporting period.
Fair Value of Derivative Instruments as of November 30, 2025
A
                      Asset Derivatives                                                                                 Liabilities Derivatives
A
Derivatives
not accounted
for as hedging
instruments under
ASC 815
A
Statements of
Assets and
Liabilities
Location
A
Fund
A
Unrealized
Appreciation
A
Statements of
Assets and
Liabilities
Location
A
Fund
A
Unrealized
Depreciation*
A
Non-exchange
traded swap
agreements
Unrealized
appreciation on
non-exchange
traded swap
agreements
Unrealized
depreciation on
non-exchange
traded swap
agreements
Ultra COIN
Ultra COIN
$ 51,153
Ultra COIN $ 889,791
Ultra CRCL
Ultra CRCL
16,518,950
Ultra CRCL 30,131,781
Ultra NVDA
Ultra NVDA
—
Ultra NVDA 2,585,212
Ultra PLTR
Ultra PLTR
47,359
Ultra PLTR 2,353,021
Ultra TSLA
Ultra TSLA
97,339
Ultra TSLA 1,062,760
The Effect of Derivative Instruments on the Statements of Operations for the Period Ended November 30, 2025
A
Derivatives
not accounted
for as hedging
instruments under
ASC 815
A
Location of Gain or (Loss) on
Derivatives on the Statements of
Operations
A
Fund
A
Realized Gain
or (Loss) on
Derivatives
A
Change in
Unrealized
Appreciation or
(Depreciation) on
Derivatives
A
Non-exchange
traded swap
agreements
Net realized gain (loss) on Expiration
or closing of: non-exchange traded
swap agreements; Change in net
unrealized appreciation (depreciation)
on: Non-exchange traded swap
agreements
Ultra COIN
Ultra COIN
(a)
$ (2,507,287) $ (838,638)
Ultra CRCL
Ultra CRCL
(b)
(126,512,027) (13,612,831)
Ultra NVDA
Ultra NVDA
(a)
1,866,963 (2,585,212)
Ultra PLTR
Ultra PLTR
(a)
1,819,940 (2,305,662)
Ultra TSLA
Ultra TSLA
(a)
4,646,884 (965,421)

24 :: NOVEMBER 30, 2025 (UNAUDITED) :: NOTES TO FINANCIAL STATEMENTS
PROSHARES TRUST
Taxes and Distributions
Each of the Funds intends to qualify or continue to qualify as a regulated investment company and distribute substantially all of its net investment income and capital gains to shareholders. Accordingly, no provision for Federal income taxes is required in the financial statements.
As of November 30, 2025, management of the Funds has reviewed all open tax years and major jurisdictions (the last four tax year ends including the interim tax periods since then, as applicable) and concluded that there is no tax liability resulting from un-
recognized tax benefits relating to uncertain income tax positions taken or expected to be taken in future tax returns. The Funds are also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next 12 months.
Distributions to shareholders from net investment income and net capital gain, if any, are declared and paid at least annually. The amount of distributions from net investment income and net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are either considered temporary or permanent in na-
ture. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales, straddles, 1256 mark-to-market, partnerships, passive foreign investment companies mark-to-market, constructive sales adjustments and qualified late-year loss deferrals) do not require a reclassification. Under current law, each Fund is permitted to treat on its tax return as dividends paid the portion of redemption proceeds paid to redeeming shareholders that represents the redeeming shareholders' portion of the Fund's accumu-
lated earnings and profits. This practice, called tax “equalization,” reduces the amount of income and/or gains that the Funds are required to distribute as dividends to non-redeeming shareholders. While subject to management’s discretion, any available tax equalization is typically applied first to short term capital gains, next to long term capital gains and then to ordinary income. To the extent distributions exceed net investment income and net realized capital gains for tax purposes, they are reported as a tax return of capital.
The Funds’ tax year end is October 31st and the tax character of current year distributions and current components of accumulat-
ed earnings (deficit) will be determined at the end of the current tax year.
The tax character of distributions paid for the most recent tax year ended October 31, 2025 were as follows:
At October 31, 2025 (the Funds’ most recent tax year end), the components of accumulated earnings (deficit) on a tax basis were as follows:
Temporary differences are generally due to differing book and tax treatments for the timing of the recognition of gains and losses on certain investment transactions. There were no permanent differences that resulted in reclassifications as of October 31, 2025
(the Funds’ most recent tax year end), among the Funds’ components of net assets.
As of October 31, 2025 (the Funds’ most recent tax year end), the Funds had capital loss carry forwards (“CLCFs”) available to offset future realized gains, if any, to the extent provided for by regulations and to thereby reduce the amount of future taxable capital gain distributions. Under current tax law, CLCFs retain their character as either short-term or long-term capital losses, and are not subject to expiration.
(a) Commencement of investment operations from September 8, 2025 through November 30, 2025.
(b) Commencement of investment operations from August 6, 2025 through November 30, 2025. .
Year Ended October 31, 2025
A
Fund
A
Distributions
paid from
ordinary
income
A
Distributions
paid from
net long-
term capital
gains
A
Tax
return of
capital
A
Total
Distributions
A
Ultra CRCL
.......................................................
$ 125,876 $ — $ — $ 125,876
Fund
A
Undistributed
Ordinary
Income
A
Undistributed
Long-Term
Capital Gain
A
Accumulated
Capital and
Other Losses
A
Unrealized
Appreciation/
(Depreciation)
A
Ultra COIN
......................
$ 21,627 $ — $ (775,132) $ 1,471,880
Ultra CRCL
......................
350,150 — (22,088,702) (16,961,672)
Ultra NVDA
......................
20,656 — (124,068) 2,845,993
Ultra PLTR
......................
23,334 — (214,679) 4,374,689
Ultra TSLA
......................
779,207 — — 4,583,000

NOTES TO FINANCIAL STATEMENTS :: NOVEMBER 30, 2025 (UNAUDITED) :: 25
PROSHARES TRUST
At October 31, 2025 (the Funds’ most recent tax year end), the following Funds had available CLCFs:
At October 31, 2025 (the Funds’ most recent tax year end), the Funds did not utilize CLCFs and/or elect to defer late-year ordinary losses.
3. Investment Transactions, Income and Expense Allocations
Throughout the reporting period, investment transactions are generally accounted for no later than one business day following the trade date. For financial reporting purposes, investment transactions on the last business day of the reporting period are accounted for on the trade date.
Interest income is recognized on an accrual basis and includes, where applicable, the amortization of premium or discount. Div-
idend income is recorded on the ex-dividend date except for certain foreign dividends that may be recorded as soon as such in-
formation becomes available. Non-cash dividend income received in the form of securities in-lieu of cash are recorded at the fair value of the securities received. Gains or losses realized on sales of securities are determined using the specific identification method by comparing the identified cost of the security lot sold with the net sales proceeds.
Expenses directly attributable to a Fund are charged to that Fund, while expenses which are attributable to more than one Fund or jointly with an affiliate, are allocated among the respective Funds and/or affiliates based upon relative net assets or another reasonable basis.
4. Advisory and Management Service Fees and Transactions with Affiliates
The Advisor serves as the investment adviser to each Fund pursuant to an Investment Advisory Agreement. For its investment advisory services, each Fund pays the Advisor a monthly fee, accrued daily at an annualized rate of 0.75% based on its average daily net assets. Pursuant to a separate Management Services Agreement, the Advisor performs certain administrative services on behalf of the Funds, such as negotiating, coordinating and implementing the Trust’s contractual obligations with the Funds’
service providers; monitoring, overseeing and reviewing the performance of such service providers to ensure adherence to ap-
plicable contractual obligations; and preparing or coordinating reports and presentations to the Board of Trustees with respect to such service providers. For these and other services, each Fund pays the Advisor monthly management services fees, accrued daily at an annualized rate of 0.10% based on its average daily net assets.
The Advisor has contractually agreed to waive advisory and management services fees, and if necessary, reimburse certain oth-
er expenses, in order to limit the annual operating expenses of each Fund to 0.95%. These expense limitations remain in effect until September 30, 2026, after which they may be terminated or revised. In addition, the Advisor has entered into an Advisory
Fee Waiver Agreement for each Fund that reduces the annualized advisory fee rate subject to the following breakpoints: 0.75% of the first $4.0 billion of average daily net assets of each Fund, 0.70% of the next $1.5 billion, 0.65% of the next $1.5 billion, 0.60%
of the next $1.5 billion and 0.55% of average daily net assets of each Fund over $8.5 billion through September 30, 2026. To the extent that a Fund achieves an asset breakpoint, the Advisor will waive fees in order to match the corresponding reduction in the tiered advisory fee limit. Any such waivers are reflected as a component of “Expenses waived and/or reimbursed by Advisor” on the Statements of Operations.
For the period ended November 30, 2025, advisory and management services fees, waivers, reimbursements, and expense limita-
tions were as follows:
For each Fund, amounts waived or reimbursed by the Advisor may be recouped by the Advisor within five years of the end of the applicable contractual period to the extent that such recoupments would not cause a Fund’s annualized operating expenses to exceed the lesser of (1) the expense limitation in effect at the time of waiver, and (2) the expense limitation in effect at the time of
No Expiration Date
A
Ultra COIN
..................................................................................
$ 775,132
Ultra CRCL
..................................................................................
22,088,702
Ultra NVDA
..................................................................................
124,068
Ultra PLTR
..................................................................................
214,679
Fund
A
Investment
Advisory
Fee Rate
A
Management
Services Fee
Rate
A
Advisory Fees
Waived
A
Management
Services Fees
Waived
A
Expense
Reimbursements
A
Expense
Limitation
A
Expense Limitation
Effective Through
A
Ultra COIN
..............
0.75% 0.10% $ 12,382 $ — $ — 0.95 % September 30, 2026
Ultra CRCL
.............
0.75 0.10 14,518 — — 0.95 September 30, 2026
Ultra NVDA
.............
0.75 0.10 12,310 — — 0.95 September 30, 2026
Ultra PLTR
..............
0.75 0.10 12,306 — — 0.95 September 30, 2026
Ultra TSLA
..............
0.75 0.10 12,215 — — 0.95 September 30, 2026

26 :: NOVEMBER 30, 2025 (UNAUDITED) :: NOTES TO FINANCIAL STATEMENTS
PROSHARES TRUST
recoupment. Any amounts recouped by the Advisor during the period are reflected in the Statements of Operations as “Recoup-
ment of prior expenses waived and/or reimbursed by Advisor." As of November 30, 2025, no commitment or contingent liability is expected. The amounts eligible for recoupment and the date of expiration are as follows:
Employees of the Advisor serve in the roles of Interested Trustee, President, Chief Legal Officer and Secretary of the Trust. These
individuals receive no compensation directly from the Trust. Another employee of the Advisor serves as Chief Compliance Officer and Anti-Money Laundering Officer. This individual’s related compensation, along with the compensation of staff who administer the Funds’ compliance program, and certain other expenses are reimbursed to the Advisor by the Funds and are reflected on the
Statements of Operations as “Compliance services fees."
5. Administration Fees
JPMorgan Chase Bank, N.A. acts as the Trust’s administrator (the “Administrator”). The Administrator provides certain admin-
istrative services to the Funds, including fund accounting, fund administration and certain compliance services, pursuant to a
Fund Services Agreement. For these services, each Fund shall pay the Administrator monthly, a fee accrued daily and based on average net assets. Each Fund may also reimburse the Administrator for such out-of-pocket expenses as incurred by the Adminis-
trator in the performance of its duties. Such fees are reflected on the Statements of Operations as “Administration Fees.” Certain
employees of the Administrator are also officers of the Trust.
6. Custodian Fees
JPMorgan Chase Bank, N.A. acts as custodian for the Funds in accordance with a Custody Agreement. The custodian holds cash, securities and other assets of the Funds as required by the 1940 Act. Custodian fees are payable monthly based on assets held in custody, investment purchases and sales activity and account maintenance fees, plus reimbursement for certain out-of-pocket expenses. Such fees are reflected on the Statements of Operations as “Custodian Fees.”
7. Listing, Data and Related Fees
The Funds may incur costs relating to their initial and ongoing listing on an exchange and for the calculation and dissemination of Indicative Optimized Portfolio Values (IOPVs). Additionally, a Fund may enter into a license agreement for the right to use an
Index and the related Trade Mark(s) and to receive data related to the index from the index provider. The portion of such costs attributed to each Fund is reflected on the Statements of Operations as “Listing, Data and related fees."
8. Trustees Fees
The Trust, together with other affiliated trusts, pay each Independent Trustee an aggregate fee consisting of a $375,000 annual retainer (paid in quarterly increments) for services provided as a Board member. Prior to September 1, 2025, each Independent
Trustee was paid a $325,000 annual retainer. Such fees are allocated between the Funds and other affiliated funds. Each Fund’s share of these fees, together with reimbursable expenses of the Trustees, is reflected on the Statements of Operations as “Trust-
ees Fees and expenses."
9. Distribution and Service Plan
SEI Investments Distribution Co. serves as the Funds’ distributor. The Trust has adopted a Distribution and Service (12b-1) Plan pursuant to which each Fund may bear a 12b-1 fee not to exceed 0.25% per annum of the Fund’s average daily net assets. No 12b-1 fees are currently paid by the Funds, and there are currently no plans to impose these fees.
10. Issuance and Redemption of Fund Shares
Each Fund issues and redeems its shares only to Authorized Participants (typically broker-dealers) in exchange for the deposit or delivery of a basket of assets (securities and/or cash), in large blocks known as Creation Units, each of which is comprised of a specified number of shares.
Expires September 30,
Fund 2026 2027 2028 2029 2030 2031
Total Amount
Eligible for
Recoupment
Ultra COIN
...................
$ — $ — $ — $ — $ 2,552 $ 9,830 $ 12,382
Ultra CRCL
...................
— — — — 7,893 6,625 14,518
Ultra NVDA
...................
— — — — 2,564 9,746 12,310
Ultra PLTR
...................
— — — — 2,539 9,767 12,306
Ultra TSLA
...................
— — — — 2,435 9,780 12,215

NOTES TO FINANCIAL STATEMENTS :: NOVEMBER 30, 2025 (UNAUDITED) :: 27
PROSHARES TRUST
To the extent the Funds permit the contribution of securities in exchange for the purchase of shares (contribution in-kind), shares may be issued in advance of receipt by the Fund of all or a portion of the applicable Deposit Securities.  In these circumstances, the Fund may require the Authorized Participant to maintain with the Trust an amount up to 115% and/or 125% of the daily mark-
to-market value of the missing Deposit Securities.
Retail investors may only purchase and sell Fund shares on a national securities exchange through a broker-dealer and such transactions may be subject to customary commission rates imposed by the broker-dealer.
Authorized Participants may pay transaction fees to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units. Transaction fees related to unsettled Creation Unit transactions are included in the receivable for capital shares issued on the Statements of Assets and Liabilities. None of the Funds had any transaction fees for the period ended
November 30, 2025.
11. Investment Transactions
For the period ended November 30, 2025, there were no securities purchased or proceeds from sales of securities excluding short-
term securities and derivatives.
12. Risk
Some risks apply to all Funds, while others are specific to the investment strategy of certain Funds. Each Fund may be subject to other risks in addition to these identified risks. This section discusses certain common principal risks encountered by the Funds.
Risks Associated with the Use of Derivatives
Certain Funds obtain investment exposure through derivatives (including investing in futures contracts, securities and index-
es, forward contracts, swap agreements and similar instruments). Investing in derivatives may be considered aggressive and may expose a Fund to risks different from, or possibly greater than, the risks associated with investing directly in securities underlying the derivative, including: 1) the risk that there may be imperfect correlation between the price of financial instru-
ments and movements in the prices of the underlying reference asset(s); 2) the risk that an instrument is mispriced; 3) credit or counterparty risk on the amount each Fund expects to receive from a counterparty; 4) the risk that securities prices, interest rates and currency markets will move adversely and a Fund will incur significant losses; 5) the risk that the cost of holding a financial instrument might exceed its total return; and 6) the possible absence of a liquid secondary market for a particular instrument and possible exchange-imposed price fluctuation limits, either of which may make it difficult or impossible to adjust a Fund’s position in a particular instrument when desired. The occurrence of any of these factors may prevent the Fund from achieving its investment objective. Because derivatives often require limited initial investment, the use of derivatives also may expose the Fund to losses in excess of those amounts initially invested.
Certain Funds may use a combination of swaps on an underlying index or swaps on an ETF that is designed to track the perfor-
mance of that index. The performance of an ETF may not track the performance of its underlying index due to embedded costs and other factors. Thus, to the extent a Fund invests in swaps that use an ETF as the reference asset, that Fund may be subject to greater correlation risk and may not achieve as high a degree of correlation with its index as it would if the Fund used only swaps on the underlying index.
Moreover, with respect to the use of swap agreements, if an index has a dramatic intraday move that causes a material decline in a Fund’s net assets, the terms of a swap agreement between the Fund and its counterparty may permit the counterparty to immediately close out the transaction with the Fund. In that event, the Fund may be unable to enter into another swap agree-
ment or invest in other derivatives to achieve the desired exposure consistent with the Fund’s investment objective. This, in turn, may prevent the Fund from achieving its investment objective, even if the Index reverses all or a portion of its intraday move by the end of the day. Any costs associated with using derivatives will also have the effect of lowering the Fund’s return.
Equity and Market Risk
Equity markets are volatile, and the value of equity securities and other instruments correlated with equity markets may fluctuate dramatically from day to day. Equity markets are subject to corporate, political, regulatory, market and economic developments, as well as developments that impact specific economic sectors, industries or segments of the market.
Leverage Risk
Certain Funds utilize leverage (i.e., obtain investment exposure in excess of their assets) in seeking to achieve their invest-
ment objective and will lose more money in market environments adverse to their daily objective than similar funds that do not employ leverage.
Because the Funds that utilize leverage include a -2x or 2x multiplier, a single day adverse price movement approaching 50%
of the underlying security, could result in the total loss of an investor’s investment.

28 :: NOVEMBER 30, 2025 (UNAUDITED) :: NOTES TO FINANCIAL STATEMENTS
PROSHARES TRUST
Industry Concentration Risk
Each Fund’s investment exposure is concentrated in the industry in which the underlying issuer operates. There is a risk that those issuers (or industry sectors) will perform poorly and negatively impact a Fund. Concentration risk results from main-
taining exposure (long or short) to issuers conducting business in a specific industry. The risk of concentrating investments in a limited number of issuers in a particular industry is that a Fund will be more susceptible to the risks associated with that industry than a Fund that does not concentrate its investments. As a result, each Fund may be subject to greater market fluc-
tuations than a fund that is more broadly invested across issuers and industries.
Correlation Risk
There is no guarantee that a Fund will achieve a high degree of correlation with its index or a multiple or inverse thereof.
Failure to achieve a high degree of correlation may prevent a Fund from achieving its investment objective. The percentage change of the Fund’s NAV each day may differ, perhaps significantly in amount, and possibly even direction, from the percent-
age change of the Fund’s index on such day. A number of other factors may adversely affect a Fund’s correlation with its index, including material over- or under-exposure, fees, expenses, transaction costs, financing costs associated with the use of deriv-
atives, income items, valuation methodology, infrequent trading in the securities underlying its index, accounting standards and disruptions or illiquidity in the markets for the securities or financial instruments in which a Fund invests. While each
Fund generally attempts to track the performance of the Index by investing all, or substantially all, of its assets in the secu-
rities that make up the Index in approximately the same proportion as their weighting in the Index, at times a Fund may not have investment exposure to all securities in its index, or, with respect to equity funds, its weighting of investment exposure to such securities, financial investments or industries may be different from that of the index. In addition, a Fund may invest in securities or financial investments not included in the index or in financial instruments. Each Fund may take or refrain from taking positions in order to improve tax efficiency or comply with regulatory restrictions, or for other reasons, each of which may negatively affect the Fund’s correlation with its index. A Fund may also be subject to large movements of assets into and out of the Fund, potentially resulting in the Fund being over- or underexposed to its index and may be impacted by index re-
constitutions and index rebalancing events. Additionally, a Fund’s underlying investments may trade on markets that may or may not be open on the same day as the Fund. Furthermore, a Fund’s currency holdings may be valued at a different time than the level of its index. In addition, the Funds with a foreign currency hedging strategy may also be unable to perfectly match the Index and will introduce additional costs, both sources of additional correlation risk. Any of these factors could decrease correlation between the performance of a Fund and the index and may hinder a Fund’s ability to meet its investment objective.
Counterparty Risk
A Fund will be subject to credit risk (i.e., the risk that a counterparty is unwilling or unable to make timely payments or other-
wise meet its contractual obligations) with respect to the amount the Fund expects to receive from counterparties to financial instruments (including derivatives and repurchase agreements) entered into by the Fund. A Fund generally structures the agreements such that either party can terminate the contract without penalty prior to the termination date. If a counterparty terminates a contract, a Fund may not be able to invest in other derivatives to achieve the desired exposure, or achieving such exposure may be more expensive. A Fund may be negatively impacted if a counterparty becomes bankrupt or otherwise fails to perform its obligations under such an agreement.
Geographic Concentration Risk
Certain Funds that focus their investments in companies economically tied to particular foreign countries or geographic re-
gions may be particularly susceptible to political, social, economic or regulatory events affecting those countries or regions.
The performance of such Funds may be more volatile than a more geographically diversified fund.
Inflation Risk
Inflation risk is the risk that the value of assets or income from a Fund’s investments will be worth less in the future as infla-
tion decreases the value of payments at future dates. As inflation increases, the real value of a Fund’s portfolio could decline.
Inflation rates may change frequently and drastically as a result of various factors and the Fund’s investments may not keep pace with inflation, which may result in losses to Fund investors or adversely affect the real value of shareholders’ investments in a Fund. Inflation has recently increased and it cannot be predicted whether it may decline.
Liquidity Risk
In certain circumstances, such as the disruption of the orderly markets for the securities and/or financial instruments in which a Fund invests, the Fund might not be able to acquire or dispose of certain holdings quickly or at prices that represent true market value in the judgment of the Advisor. Markets for the securities and/or financial instruments in which a Fund in-
vests may be disrupted by a number of events, including but not limited to economic crises, natural disasters, new legislation, or regulatory changes inside or outside of the U.S. For example, regulation limiting the ability of certain financial institutions

NOTES TO FINANCIAL STATEMENTS :: NOVEMBER 30, 2025 (UNAUDITED) :: 29
PROSHARES TRUST
to invest in certain securities would likely reduce the liquidity of those securities. These situations may prevent a Fund from limiting losses, realizing gains or achieving a high correlation with its index.
Debt Instrument Risk
Certain Funds invest in, or seek leveraged, inverse, or inverse leveraged exposure to, debt instruments. Debt instruments may have varying levels of sensitivity to changes in interest rates and other factors. In addition, changes in the credit quality of the issuer of a debt instrument (including a default) can also affect the price of a debt instrument, as can an issuer’s default on its payment obligations. These factors may cause the value of an investment in a Fund to change.
COIN Investing Risk
ProShares Ultra COIN’s performance depends on the performance of COIN. The price of COIN can be affected by a number of factors. For example, COIN’s performance depends significantly on crypto assets (including bitcoin, ethereum, and certain stablecoins tied to the U.S. dollar) and the broader crypto economy. Due to the highly volatile nature of the crypto assets and the crypto economy, Coinbase Global Inc.’s operating results have and will continue to fluctuate significantly. Factors include offerings dependent on crypto asset trading activity, trading volume, prices, ability to attract and maintain customer base, di-
versification, marketing, mix of revenue, third party partnerships, market conditions of the crypto economy, macroeconomic conditions, investments made in the development of products and services, ability to control costs, crypto platform systems, security and privacy, and ability to compete with competitors. Coinbase Global, Inc. is subject to an extensive, highly-evolving and uncertain regulatory landscape and any adverse changes to, or their failure to comply with, any laws and regulations could adversely affect their brand, reputation, business, operating results, and financial condition. Coinbase Global Inc. generates a large portion of its total revenue from transaction fees in connection with the purchase, sale, and trading of crypto assets. The price of crypto assets and associated demand for buying, selling, and trading crypto assets have historically been subject to significant volatility. The price and trading volume of any crypto asset is subject to significant uncertainty and volatility and is driven in part by speculators. Crypto assets built on blockchain technology were only introduced in 2008 and remain in the early stages of development. In addition, different crypto assets are designed for different purposes. Bitcoin, for instance, was designed to serve as a peer-to-peer electronic cash system, while ethereum was designed to be a smart contract and decentral-
ized application platform. Many other crypto networks ranging from cloud computing to tokenized securities networks-have only recently been established. Many crypto networks have limited operating histories, have not been validated in production, and are still in the process of developing and making significant decisions that will affect the design, supply, issuance, func-
tionality, and governance of their respective crypto assets and underlying blockchain networks, any of which could adversely affect their respective crypto assets. Several large networks, including Bitcoin and Ethereum, are developing new features to address fundamental speed, scalability, and energy usage issues. Security issues, bugs, and software errors have been identi-
fied with many crypto assets and their underlying blockchain networks, some of which have been exploited by malicious ac-
tors. If these issues are not successfully addressed, or are unable to receive widespread adoption, it could adversely affect the underlying crypto assets. Any of these factors may materially and adversely impact the price of COIN, increase the volatility of an investment in COIN and have a negative impact on the performance of the Fund.
CRCL Investing Risk
ProShares Ultra CRCL’s performance depends on the performance of CRCL. The price of CRCL can be affected by a number of factors. Investing in CRCL involves a high degree of risk. For example, CRCL operates in a rapidly changing and highly com-
petitive industry. Returns depend in part on the continued growth of the Circle stablecoin network, CRCL’s ability to monetize the Circle stablecoin network, and CRCL’s ability to innovate and create successful new products and services and improve existing products and services. CRCL faces intense and increasing competition. Stablecoins are a relatively new innovation.
The Circle stablecoin network includes two payment stablecoins: USDC, a U.S. dollar-denominated stablecoin, and EURC, a euro-denominated stablecoin. Stablecoins may face periods of uncertainty, loss of trust or systemic shock resulting in the potential for rapid redemptions which may cause Circle Internet Group, Inc. to liquidate its reserves and potentially use its cor-
porate capital to meet redemption requests. If one or more Circle stablecoins were classified as “securities,” or offered or sold in securities transactions, Circle Internet Group, Inc. and other market participants engaging with Circle stablecoins would be subject to significant additional regulation, much of which is incompatible with their current practices. Events impacting the demand for stablecoins may negatively impact CRCL returns including operational challenges, such as surges in demand, vulnerabilities or failures in the blockchains that support stablecoins, malicious actors, negative publicity, or the introduction of government-issued digital currencies. Any significant disruption in Circle Internet Group, Inc.’s or its third-party service providers’ or partners’ technology could result in a loss of customers or funds and adversely impact its business, results of op-
erations, financial condition, and prospects. Circle Internet Group, Inc.’s financial condition is impacted by interest rates and currency exchange rates. Changes in interest rates may have a significant and unpredictable impact on the financial results of
Circle Internet Group, Inc. Circle Internet Group, Inc. commenced its initial public offering (“IPO”) on June 5, 2025. The market value of shares issued in an IPO may fluctuate considerably due to factors such as the absence of a prior public market, unsea-
soned trading, the small number of shares available for trading and limited information about a company’s business model,

30 :: NOVEMBER 30, 2025 (UNAUDITED) :: NOTES TO FINANCIAL STATEMENTS
PROSHARES TRUST
quality of management, earnings growth potential, and other criteria used to evaluate its investment prospects. Accordingly, investments in shares of a company that recently commenced an IPO involve greater risks than investments in shares of companies that have traded publicly on an exchange for extended periods of time. Investments in shares of a company that recently commenced an IPO may also involve high transaction costs and are subject to market risk and liquidity risk. Immedi-
ately following its IPO, CRCL experienced abnormal returns and volatility. Such returns should not be expected to persist. The price of CRCL shares could continue to be volatile and could decline in value significantly in the future. Any of these factors may materially and adversely impact the price of CRCL, increase the volatility of an investment in CRCL and have a negative impact on the performance of the Fund.
NVDA Investing Risk
ProShares Ultra NVDA’s performance depends on the performance of NVDA. The price of NVDA can be affected by a number of factors. The Fund’s performance depends on the performance of NVDA. The price of NVDA can be affected by a number of factors. For example, NVDA’s performance is significantly influenced by both regional and global economic and trade policy.
Trade tensions between major economic powers have resulted in, or may result in, the imposition of tariffs, non-tariff trade barriers, sanctions, and export controls. These measures could have adverse, wide-ranging effects on NVIDIA Corporation’s business and financial results. NVIDIA Corporation experiences long manufacturing lead times and is dependent on third-par-
ty suppliers for manufacturing, assembly, testing, and packaging of its products, which reduces its control over quality, yields, and delivery schedules, and could harm the business. Additionally, factors like rising material costs, wars, natural disasters, health epidemics, and trade and shipping disruptions can impact NVDA’s performance. NVIDIA Corporation may also face rap-
id technological changes, intense competition, loss or impairment of intellectual property rights, cyclical economic patterns, shifting consumer preferences, evolving industry standards, cyberattacks, frequent new product and service introductions, and potential rapid product obsolescence. Defects in NVIDIA Corporation’s products may result in costly remediation efforts, reputational harm, and potential legal exposure. Government regulations, lawsuits, investigations, political and regulatory scrutiny, and liabilities further affect NVIDIA Corporation’s operations and performance. Any of these factors may materially and adversely impact the price of NVDA, increase the volatility of an investment in NVDA and have a negative impact on the performance of the Fund.
PLTR Investing Risk
ProShares Ultra PLTR’s performance depends on the performance of PLTR. The price of PLTR can be affected by a number of factors. Fund’s performance depends on the performance of PLTR. The price of PLTR can be affected by a number of factors. For example, Palantir Technologies Inc., until recent quarters, has historically incurred net losses and may not sustain profitabil-
ity as operating expenses are expected to increase. Palantir Technologies Inc. may not be able to sustain its revenue growth, and its sales cycles are often long, unpredictable, and require significant time and effort. A limited number of customers ac-
count for a substantial portion of Palantir Technologies Inc.’s revenue, and fluctuations in demand or seasonality may cause fluctuations in financial results. Palantir Technologies Inc.’s platforms are complex, may require lengthy implementation, and must operate with third-party products and services. The company faces intense competition and may struggle to retain or attract qualified personnel, scale its sales and marketing efforts, or maintain its brand, culture, and reputation. PLTR’s performance may also be affected by reputational risks, including unfavorable media coverage, ethical considerations that limit customer engagement, or issues arising from exclusive arrangements with customers or partners. Additionally, Palantir
Technologies Inc.’s reliance on third-party computing infrastructure and exposure to cybersecurity threats, including breach-
es of its own systems, customer systems, or third-party providers, may disrupt operations or compromise data. Palantir Tech-
nologies Inc. may not successfully develop or deploy new technologies, including those incorporating artificial intelligence, and may face reputational, legal, or regulatory risks related to their use. The company may fail to adequately obtain, protect, or enforce its intellectual property rights and may be subject to intellectual property claims. Real or perceived defects, bugs, or failures in its platforms could result in customer dissatisfaction, reputational harm, or liability. Palantir Technologies Inc.
is subject to complex and evolving U.S. and international laws and regulations, including those related to privacy, data protec-
tion, and technology use. Its international operations expose it to additional legal, regulatory, and geopolitical risks. Palantir
Technologies Inc. may face unfavorable outcomes in legal, regulatory, or administrative proceedings. The company’s business is also exposed to risks related to government contracting, including changes in fiscal policy, delays in contract awards, or reductions in government budgets. Many of its contracts may be terminated for convenience, and the company may not realize the full deal value of its agreements. There is no guarantee that Palantir Technologies Inc.’s share repurchase program will en-
hance shareholder value. Additionally, Palantir Technologies Inc.’s multi-class share structure and governance arrangements concentrate voting power with its founders and their affiliates, which may limit the influence of other shareholders. Any of these factors may materially and adversely impact the price of PLTR, increase the volatility of an investment in PLTR and have a negative impact on the performance of the Fund.

NOTES TO FINANCIAL STATEMENTS :: NOVEMBER 30, 2025 (UNAUDITED) :: 31
PROSHARES TRUST
TSLA Investing Risk
ProShares Ultra TSLA’s performance depends on the performance of TSLA. The price of TSLA can be affected by a number of factors. The Fund’s performance depends on the performance of TSLA. The price of TSLA can be affected by a number of fac-
tors. For example, TSLA’s performance is significantly influenced by both regional and global economic and trade conditions.
Trade tensions between major economic powers have resulted in, or may result in, the imposition of tariffs, non-tariff trade barriers, sanctions, and export controls. Tesla, Inc.’s global operations expose it to complex and evolving regulatory, political, and economic conditions, particularly in key markets like China and Europe, where local compliance, infrastructure limita-
tions, and protectionist policies may impact operations and competitiveness. Tesla, Inc. also faces unique risks associated with the electric vehicle industry, including limited product lines, markets, financial resources, and challenges in scaling pro-
duction. Additionally, factors like rising material costs, wars, trade policies, natural disasters, health epidemics, and trade and shipping disruptions can impair Tesla, Inc.’s ability to supply products, reduce customer demand, and disrupt supply chains.
Tesla, Inc. also faces rapid technological changes, intense competition, loss or impairment of intellectual property rights, cyclical economic patterns, shifting consumer preferences, evolving industry standards, cyberattacks, frequent new product and service introductions, and the potential for rapid product obsolescence. Government regulations, lawsuits, investigations, political and regulatory scrutiny, and liabilities further affect Tesla, Inc.’s operations and performance. In addition, TSLA’s brand and market performance are influenced by public perception, media scrutiny, and stakeholder confidence, which may be affected by external commentary, activism, or reputational events. Any of these factors may materially and adversely impact the price of TSLA, increase the volatility of an investment in TSLA and have a negative impact on the performance of the Fund.
Natural Disaster/Epidemic Risk
Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, tsunamis and other severe weather-relat-
ed phenomena generally, and widespread disease, including pandemics and epidemics (for example, the novel coronavirus
COVID-19), have been and can be highly disruptive to economies and markets and have recently led, and may continue to lead, to increased market volatility and significant market losses. Such natural disaster and health crises could exacerbate polit-
ical, social, and economic risks, and result in significant breakdowns, delays, shutdowns, social isolation, and other disrup-
tions to important global, local and regional supply chains affected, with potential corresponding results on the operating per-
formance of the Funds and their investments. A climate of uncertainty and panic, including the contagion of infectious viruses or diseases, may adversely affect global, regional, and local economies and reduce the availability of potential investment opportunities, and increases the difficulty of performing due diligence and modeling market conditions, potentially reduc-
ing the accuracy of financial projections. Under these circumstances, the Fund may have difficulty achieving its investment objectives which may adversely impact Fund performance. Further, such events can be highly disruptive to economies and markets, significantly disrupt the operations of individual companies (including, but not limited to, the Fund’s investment advisor, third party service providers and counterparties), sectors, industries, markets, securities and commodity exchanges, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the Funds’
investments. These factors can cause substantial market volatility, exchange trading suspensions and closures, changes in the availability of and the margin requirements for certain instruments, and can impact the ability of the Fund to complete re-
demptions and otherwise affect Fund performance and Fund trading in the secondary market. A widespread crisis would also affect the global economy in ways that cannot necessarily be foreseen. How long such events will last and whether they will continue or recur cannot be predicted. Impacts from these could have a significant impact on a Fund’s performance, resulting in losses to your investment.
Risk of Global Economic Shock
Widespread disease, including public health disruptions, pandemics and epidemics (for example, COVID-19 including its vari-
ants), have been and may continue to be highly disruptive to economies and markets. Health crises could exacerbate political, social, and economic risks, and result in breakdowns, delays, shutdowns, social isolation, civil unrest, periods of high unem-
ployment, shortages in and disruptions to the medical care and consumer goods and services industries, and other disrup-
tions to important global, local and regional supply chains, with potential corresponding results on the performance of a Fund and its investments.
Additionally, war, military conflicts, sanctions, acts of terrorism, sustained elevated inflation, supply chain issues or other events could have a significant negative impact on global financial markets and economies. Russia’s military incursions in
Ukraine have led to, and may lead to additional sanctions being levied by the United States, European Union and other coun-
tries against Russia. The ongoing hostilities between the two countries could result in additional widespread conflict and could have a severe adverse effect on the region and certain markets. Sanctions on Russian exports could have a significant adverse impact on the Russian economy and related markets and could affect the value of a Fund’s investments, even beyond any direct exposure a Fund may have to the region or to adjoining geographic regions. The extent and duration of the mili-
tary action, sanctions and resulting market disruptions are impossible to predict, but could have a severe adverse effect on the region, including significant negative impacts on the economy and the markets for certain securities and commodities,

32 :: NOVEMBER 30, 2025 (UNAUDITED) :: NOTES TO FINANCIAL STATEMENTS
PROSHARES TRUST
such as oil and natural gas. Furthermore, the possibility of a prolonged conflict between Hamas and Israel, and the potential expansion of the conflict in the surrounding areas and the involvement of other nations in such conflict, such as the Houthi movement’s attacks on marine vessels in the Red Sea, could further destabilize the Middle East region and introduce new un-
certainties in global markets, including the oil and natural gas markets. How long such tensions and related events will last cannot be predicted. These tensions and any related events could have significant impact on a Fund performance and the value of an investment in a Fund.
Trade Disputes
Global economies are interdependent and may be adversely affected by trade disputes with key trading partners and escalat-
ing tariffs imposed on goods and services produced by such countries. To the extent a country engages in retaliatory tariffs, a company that relies on imported parts to produce its own goods may experience increased costs of production or reduced profitability, which may affect consumers, investors and the domestic economy. Trade disputes and retaliatory actions may include embargoes and other trade limitations, which may trigger a significant reduction in international trade and impact the global economy. Trade disputes may also lead to increased currency exchange rate volatility, which can adversely affect the prices of the Fund securities valued in U.S. dollars. Trade disputes could also negatively affect investor confidence in the markets generally and investment growth and could contribute to volatility or overall declines in the U.S. and global invest-
ment markets.
Risks of Government Regulation
The Financial Industry Regulatory Authority (“FINRA”) issued a notice on March 8, 2022 seeking comment on measures that could prevent or restrict investors from buying a broad range of public securities designated as “complex products”— which could include the leveraged and inverse funds offered by ProShare Advisors. The ultimate impact, if any, of these measures remains unclear. However, if regulations are adopted, they could, among other things, prevent or restrict investors’ ability to buy the Funds.
13. Indemnifications
Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business the Trust enters into contracts that contain a variety of general indemnifications. The Trust’s maximum exposure under these arrangements cannot be known; however, the
Trust expects risk of significant loss to be remote.
14. Segment Reporting
Operating segments are components of an entity that engage in business activities, have discrete financial information avail-
able, and have their operating results regularly reviewed by a chief operating decision maker (“CODM”) when assessing segment performance and making decisions about segment resources. Each Fund included herein is deemed to be an individual reporting segment and Officers of ProShares Trust, collectively act as CODM. The CODM monitors the operating results of the Trust as a whole and each Fund’s long-term strategic asset allocation is guided by each Fund’s investment objective and principal invest-
ment strategies as described in its prospectus and executed by ProShare Advisors LLC (the "Advisor"). The financial information provided to and reviewed by the CODM is consistent with that presented in the Trust’s financial statements.
15. New Accounting Pronouncements
In December 2023, FASB issued Accounting Standards Update (“ASU”) 2023-09 (“ASU 2023-09”) Improvements to Income Tax Dis-
closures, which enhances income tax disclosures, including providing specific categories in the rate reconciliation and income taxes paid. ASU 2023-09 is effective for fiscal years beginning after December 15, 2024; early adoption is permitted. Management is currently evaluating the ASU and its impact to the financial statements.
16. Subsequent Events
The Funds have evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure in the financial statements.

MISC. INFORMATION (UNAUDITED) :: 33
PROSHARES TRUST
Federal Tax Information
Under the Jobs and Growth Tax Relief Reconciliation Act of 2003 (the “Act”), the percentages of ordinary dividends paid during the tax year ended October 31, 2025 are designated as “qualified dividend income” (QDI), as defined in the Act, subject to reduced tax rates in 2024. The Funds also qualify for the dividends received deduction (DRD) for corporate shareholders. The Funds des-
ignated up to the maximum amount of qualified interest income (QII) from ordinary distributions paid during the tax year ended
October 31, 2025.
For the tax year ended October 31, 2025, the Funds' federal tax information is as follows:
Funds with Short-Term Capital Gain Designation
For the tax year ended October 31, 2025, the Trust does not have any ordinary distributions paid during the Trust’s tax year that are from qualified short-term capital gain. The Funds designate up to the maximum amount of Qualified Short-Term Gains.
Proxy Voting Information
A description of the Trust’s (1) proxy voting policies, (2) proxy voting procedures and (3) information regarding how the Trust voted any proxies related to portfolio securities for the prior twelve-month period ended June 30, is available by August 31 of each year, without charge, upon request by contacting the Fund directly at 1-866-PRO-5125 or on the Securities and Exchange Commission
(“SEC”) Website (http://www.sec.gov).
Quarterly Portfolio Holdings Information
The Funds will file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. The Funds’ Form N-PORT will be available on the SEC’s Website at http://www.sec.gov. The Funds’ Form N-PORT may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Pub-
lic Reference Room may be obtained by calling 1-800-SEC-0330.
Premium/Discount Information
Information about the differences between the daily market price on the secondary markets for shares of a Fund and the Fund’s net asset value may be found on the website at www.ProShares.com.
Funds
A
QDI
A
DRD
A
QII
A
Ultra CRCL
.......................................................
0.00% 0.00% 100 .00%

34 :: Form N-CSR – Items 8-11 (unaudited)
PROSHARES TRUST
Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.
None.
Item 9. Proxy Disclosures for Open-End Management Investment Companies.
The initial shareholder of each of the Fund’s listed below approved by written consent (i) the advisory agreement between the Reg-
istrant and ProShare Advisors LLC with respect to each Fund; (ii) the Rule 12b-1 Distribution Plan with respect to each Fund; and
(iii) the Distribution Agreement between the Registrant and SEI Investments Distribution Co. with respect to each Fund, each as previously approved by the Registrant’s Board of Trustees with respect to each Fund.
Item 10. Remuneration Paid to Directors, Officers, and Other of Open-End Management Investment Companies.
For the period ended November 30, 2025, the aggregate remuneration the Registrant paid the directors, all members of any advi-
sory board and any officers are included as part of the Financial Statements and Financial Highlights for Open-End Management
Investment Companies filed under Item 7 of this Form.
Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.
ProShares Ultra CRCL, ProShares Ultra NVDA, ProShares Ultra PLTR, ProShares Ultra TSLA, and ProShares Ultra COIN (each, a “Single Stock ETF” and collectively, the “Single Stock ETFs”)
At a meeting held on July 16, 2025, the Board of Trustees (the “Board”) of ProShares Trust (the “Trust”) considered the initial approval of the Investment Advisory Agreement (the “Advisory Agreement”) between the Trust and ProShare Advisors LLC (the
“Advisor”) with respect to the Single Stock ETFs.
In response to a request from the Independent Trustees, the Advisor provided information for the Board to consider relating to the approval of the Advisory Agreement, including information that addressed, among other things: (i) the nature, extent, and quality of the services that were provided or proposed to be provided by the Advisor; (ii) the costs of the services to be provided and the profits realized by the Advisor; (iii) the investment performance of the Advisor; (iv) the extent to which economies of scale might be realized as the Single Stock ETFs grow and whether fee levels reflect economies of scale, if any, for the benefit of Single Stock
ETF shareholders; and (v) other benefits to the Advisor and/or its affiliates from the relationship to the Single Stock ETFs. It was noted that certain of this information had previously been provided as part of the Advisor’s 15(c) response materials in connection with the annual contract renewal (15(c)) meeting held on September 16-17, 2024.
The Independent Trustees consulted with independent trustee counsel concerning their responsibilities under state and federal law with respect to their consideration of the approval of the Advisory Agreement and other agreements with respect to the Single
Stock ETFs. It was noted that the Independent Trustees requested, and the Advisor provided, information that was intended to assist the Trustees in evaluating the terms of the Investment Advisory Agreement with respect to the Single Stock ETFs. The Inde-
pendent Trustees met in Executive Session with Independent Trustee Counsel to discuss and evaluate the information provided by the Advisor and the independent consultant.
In response to the request from the Independent Trustees, the Advisor provided information and reports relevant to the approv-
al of the Advisory Agreement, including, among other things: (i) information about the advisory services to be provided by the
Advisor with respect to the Single Stock ETFs; (ii) the Advisor’s Form ADV; (iii) biographies of the employees of the Advisor who would be primarily responsible for providing investment advisory services to the Single Stock ETFs; (iv) information regarding the proposed contractual fees with respect to the Single Stock ETFs; (v) comparative industry fee data; (vi) information regarding the Advisor’s trade allocation and best execution policies and procedures; (vii) information about the financial condition of the
Advisor; (viii) information regarding how the Advisor expects to monitor the Single Stock ETFs’ compliance with regulatory re-
quirements and Trust procedures; and (ix) the Advisor’s reputation, expertise and resources.
The Trustees retained the services of an independent consultant to assist in selecting a universe of peer group funds with similar investment strategies, as well as to help them in evaluating information with respect to certain aspects of their review, including their review of the reasonableness of fees proposed to be paid by the Single Stock ETFs.
In considering whether to approve the Advisory Agreement, the Board did not identify any particular factor that was most rele-
vant and each Trustee may have afforded different weight to the various factors.
Fund Name Date of Written Consent
ProShares Ultra CRCL ..................................... August 1, 2025
ProShares Ultra COIN ...................................... September 9, 2025
ProShares Ultra NVDA ..................................... September 9, 2025
ProShares Ultra PLTR ...................................... September 9, 2025
ProShares Ultra TSLA ...................................... September 9, 2025

Form N-CSR – Items 8-11 (unaudited) :: 35
PROSHARES TRUST
Nature, Extent and Quality of the Advisor’s Services
The Board reviewed the nature, extent and quality of the investment advisory services to be performed by the Advisor with respect to the Single Stock ETFs. The Board focused on the quality of the personnel and operations at the Advisor and the systems and processes required to manage the Single Stock ETFs effectively. In particular, the Board considered the following:
the investment objective of each Single Stock ETF and the Advisor’s description of the skills needed to manage the Single
Stock ETFs;
the key features of the Single Stock ETFs, including the investment strategies of the Single Stock ETFs, as well as the
Advisor’s capabilities to manage the Single Stock ETFs and develop creation and redemption baskets;
the size and experience of the Advisor's portfolio management staff and the Advisor’s ability to recruit, train and retain personnel with relevant experience and the specific expertise necessary to manage the Single Stock ETFs;
the structure of the portfolio management staff compensation program and the incentives it is intended to provide;
the collateral, credit and cash management functions at the Advisor;
the Advisor’s development of investment strategies, including those involving the use of complex financial instruments and processes that maximize the Funds’ ability to meet their stated investment objectives and minimize counterparty risk;
the Advisor’s ability to monitor compliance with the U.S. Securities and Exchange Commission’s liquidity rule, deriva-
tives rule and valuation requirements, among other applicable regulatory requirements;
a continued investment in personnel and technology by the Advisor that would generally improve capacity and efficien-
cy;
information regarding allocation of existing Fund brokerage and the selection of counterparties for the existing Funds’
portfolio transactions; and
Advisor’s ability to manage the Single Stock ETFs in a tax efficient manner, which is more challenging for Geared ETFs than for traditional ETFs.
The Board considered that the Advisor will oversee the operations of the Single Stock ETFs, including oversight of the Single
Stock ETFs’ service providers, and will provide compliance services to the Single Stock ETFs.
Based upon its review, the Board, including all of the Independent Trustees, concluded that (i) the investment advisory services to be provided by the Advisor with respect to the Single Stock ETFs were expected to be of high quality, (ii) the Advisor has suc-
cessfully achieved the investment goals of the existing operational Funds in the Trust, and (iii) it was generally satisfied with the nature, quality and extent of services expected to be provided to the Single Stock ETFs.
Comparison of Services and Fees
At the request of the Independent Trustees, the Advisor presented information about the fairness and reasonableness of the investment advisory fees payable to the Advisor in light of the investment advisory services to be provided to the Single Stock
ETFs by or at the expense of the Advisor, the costs of these services and the comparability to the fees paid by other investment companies offering strategies similar in nature and extent and sharing similar pricing characteristics to the Single Stock ETFs.
This information included comparative fee information prepared by an independent third-party consultant. The Board discussed the methodology used to prepare the comparative fee data for the Single Stock ETFs and the potential limitations of such data.
The Advisor also presented information about the significant drivers of cost, as well as the impact of certain costs on fees and expenses directly related to the investment strategy of the Single Stock ETFs. The Board considered the merits of the proposed investment advisory fee and the related agreements.
The Board reviewed information prepared by the independent consultant comparing management fee and expense information for the Single Stock ETFs to that of peer groups of funds (the “Peer Groups”) determined by the consultant as well as to the rel-
evant fund category determined by the consultant. The Board reviewed Peer Groups and category information prepared by the consultant comparing the contractual advisory fee rate to be paid by the Single Stock ETFs to other funds with investment objec-
tives most similar to the Single Stock ETFs. The Board noted the difficulty in compiling the Peer Groups because there are so few, if any, directly comparable funds. Notwithstanding this difficulty, the Board found the comparative information it received to be useful in its evaluation of the reasonableness of the Advisor’s proposed fees. The Board also considered the proposed fee waiver, reimbursement and/or expense limitation arrangements for the Single Stock ETFs.

36 :: Form N-CSR – Items 8-11 (unaudited)
PROSHARES TRUST
The Board recognized that it is difficult to make comparisons of fees across fund complexes because there may be variations in the services that are included in the fees paid by other funds. The Board concluded that each Single Stock ETF’s advisory fee rates were reasonable given the services proposed to be provided and the fees charged by other funds in the Peer Groups.
The Board considered the fee structures of other Funds in the ProShares Trust/ProFunds fund complex, and noted that certain geared Funds that track crypto assets have adopted a unitary fee structure.
Profitability
The Board noted that the Single Stock ETFs had not yet started operations, so it could not yet evaluate the Advisor’s profitability related to the Single Stock ETFs. It was noted that each year, as part of its annual contract renewal process, the Trustees discuss the Advisor’s profit margin, including the methodology used in the Advisor’s profitability analysis, and receive information pro-
vided by the Advisor relating to its financial condition and overall profitability related to its management of the Funds in the fund complex.
The Board considered and discussed with representatives of the Advisor the significant drivers of cost incurred by or expected to be incurred by the Advisor in managing the Single Stock ETFs, including, but not limited to, intellectual capital, regulatory compliance and entrepreneurial risk, and considered the costs that investors likely would incur if they independently sought to achieve the objectives of the Single Stock ETFs.
Investment Performance of the Fund and the Advisor
The Trustees noted that the Single Stock ETFs had not yet commenced operations and, therefore, there was no performance infor-
mation for the Single Stock ETFs to consider. The Trustees noted, however, the Advisor’s performance record in managing other
ETFs that seek a multiple or inverse multiple of the performance of a single security or securities index.
Economies of Scale
The Board considered each Single Stock ETF’s proposed fee arrangements with the Advisor. The Board considered that each Sin-
gle Stock ETF will pay the Advisor an annual investment advisory fee of 0.75% of average daily net assets, and that, pursuant to a contractual three-year waiver, the Advisor has agreed to reduce each Single Stock ETF’s annual investment advisory fee by 0.05%
on assets in excess of $4.0 billion up to $5.5 billion, 0.10% on assets in excess of $5.5 billion up to $7.0 billion, 0.15% on assets in excess of $7.0 billion up to $8.5 billion, and 0.20% on assets in excess of $8.5 billion. The Board also considered the proposed ad-
visory fee waiver and/or expense reimbursement arrangements for the Single Stock ETFs, under which the Advisor will waive fees and/or reimburse expenses to the extent total annual fund operating expenses, before fee waivers and expense reimbursements, as a percentage of average daily net assets, exceed 95 basis points (0.95%) of a Single Stock ETF.
Other Benefits
The Board also considered the Advisor’s non-advisory services, including those to be performed under a separate Management
Services Agreement. The Board also considered the fact that shareholders of “geared funds” (such as the Single Stock ETFs) tend to be active traders, which adds a level of complexity to the management of those funds because the Advisor must account for significant flows of assets in and out of such funds. The Board also considered any indirect, or “fall-out,” benefits to the Advisor or its affiliates to be derived from the relationship to the Single Stock ETFs and concluded that such benefits were not material to their considerations.
Conclusions
The Board, including all of the Independent Trustees, concluded that it was in the best interests of each Single Stock ETF and its prospective shareholders to approve the Investment Advisory Agreement and that the terms of the Investment Advisory Agree-
ment for each Single Stock ETF were fair and reasonable.
ProShares Trust Annual Approval
At a meeting held on September 29, 2025, the Board of Trustees (the “Board”) of ProShares Trust (the “Trust”) considered the renewal of the Investment Advisory Agreement (the “Investment Advisory Agreement”) and the Investment Advisory and Man-
agement Agreement (the “Unitary Fee Agreement”) (collectively, the “Advisory Agreements”), each for certain series of ProShares
Trust (the “Trust”), between the Trust, on behalf of each of its operational series (the “Funds”), and ProShare Advisors LLC (the
“Advisor”). Certain Funds are designed to track, before fees and expenses, the performance of an underlying index (each, a “Match-
ing Fund” and, collectively, the “Matching Funds”). Certain other Funds are actively-managed and are designed to meet a specified investment objective (each, an “Active Fund” and, collectively, the “Active Funds”). Certain other Funds are “geared” funds that are designed to seek daily investment results, before fees and expenses, that correspond to the inverse (i.e., -1x), a multiple (i.e., 3x or
2x), or an inverse multiple (i.e., -3x or -2x) of the daily performance of an underlying index or security (each, a “Geared Fund” and,

Form N-CSR – Items 8-11 (unaudited) :: 37
PROSHARES TRUST
collectively, the “Geared Funds”). The Independent Trustees met in Executive Session with Independent Trustee Counsel to dis-
cuss and evaluate the information provided by the Advisor and the independent consultant. Among other things, the Independent
Trustees reviewed information regarding the financial condition and profitability of the Advisor, including the methodologies involved in calculating profitability.
In considering whether to approve the continuance of the Advisory Agreements, the Board did not identify any particular infor-
mation that was most relevant and each Trustee may have afforded different weight to the various factors.
The Board received a memorandum from independent legal counsel to the Independent Trustees regarding the Board’s respon-
sibilities under state and federal law with respect to the Board’s consideration of the renewal or approval of investment advisory agreements. The Independent Trustees were advised by Trust counsel and their independent legal counsel throughout the pro-
cess, including about the legal standards applicable to their review.
In response to a request from Independent Legal Counsel on behalf of the Independent Trustees, the Advisor provided information for the Board to consider relating to the continuance of the Advisory Agreements, including information that addressed, among other things:
the nature, extent and quality of the services that were provided or proposed to be provided by the Advisor;
the costs of the services to be provided and the profits realized by the Advisor;
the investment performance of the Funds and the Advisor;
the extent to which economies of scale might be realized as the Funds grow and whether fee levels reflect economies of scale, if any, for the benefit of Fund shareholders; and
other benefits to the Advisor and/or its affiliates from the relationship to the Funds.
It was noted that the Independent Trustees requested, and received, information from the Advisor concerning the Funds to assist them in evaluating the terms of the Advisory Agreements. In response to the request from the Independent Trustees, the Advisor provided information and reports relevant to the continuance of the Advisory Agreements, including, among other things:
information about the advisory services provided by the Advisor with respect to the Funds;
the Advisor’s Form ADV;
biographies of the employees of the Advisor who are primarily responsible for providing investment advisory services to the Funds;
information regarding each component of the contractual fee rates and actual fee rates for the prior fiscal year;
information regarding advisory fees earned and advisory fees waived for previous periods;
performance information for prior periods;
comparative industry fee data;
with respect to Funds subject to the Investment Advisory Agreement, information about fees and other amounts that were received by the Advisor and its affiliates for non-advisory management services with respect to the Funds;
information regarding the Advisor's trade allocation and best execution policies and procedures;
information about the financial condition of the Advisor;
information regarding how the Advisor monitors each Fund's compliance with regulatory requirements and Trust pro-
cedures; and
the Advisor’s reputation, expertise and resources.
The Independent Trustees asked the Advisors to retain the services of an independent consultant to identify peer group funds for each Fund (the “Peer Group”) with similar investment strategies, to assist them in evaluating information with respect to certain aspects of their review, including the performance of the Funds and the reasonableness of fees paid by the Funds. The Board eval-
uated information available to it on a Fund-by-Fund basis, and its determinations were made separately with respect to each Fund.

38 :: Form N-CSR – Items 8-11 (unaudited)
PROSHARES TRUST
In addition to the information provided and discussions that occurred at the meeting at which the Board took action regarding the renewal of the Advisory Agreements, the Board also considered information it received throughout the year as part of its reg-
ular oversight of the Funds.
Nature, Extent and Quality of the Advisor's Services
The Board reviewed the nature, extent and quality of the investment advisory services performed by the Advisor with respect to the Funds. The Board noted no significant differences between the nature and scope of services provided by the Advisor in the past year and as compared those services to be provided in the upcoming year. The Board focused on the quality of the personnel and operations at the Advisor and the systems and processes required to manage the Funds effectively. Among other things, the
Board considered the following:
the investment objective of each Fund, the Advisor’s description of the skills needed to manage each Fund and the Advi-
sor's success in achieving the investment objectives of each Fund;
the key features of the Funds, including the unique asset classes and investment strategies of certain Funds, as well as the employment of optimization/sampling techniques necessary to manage certain Funds and develop creation and re-
demption baskets for certain Funds, and the actively managed strategies utilized by certain Funds;
with respect to the Geared Funds, the fact that to maintain exposure consistent with each Geared Fund’s daily investment objective, each Geared Fund needs to be rebalanced each day, an activity not typical of traditional ETFs or index funds;
the size and experience of the Advisor’s portfolio staff and the Advisor’s ability to recruit, train and retain personnel with relevant experience and the specific expertise necessary to manage the Funds;
the structure of the Advisor’s portfolio staff compensation program and the incentives it is intended to provide;
the collateral, credit and cash management functions at the Advisor and enhancements made in these areas in recent years;
the Advisor’s development of investment strategies, including those involving the use of complex financial instruments and processes that maximize the Funds’ ability to meet their stated investment objectives and minimize counterparty risk;
the Advisor’s ability to monitor compliance with the federal securities laws, including the Securities and Exchange Com-
mission’s liquidity rule, derivatives rule and valuation requirements, among other applicable regulatory requirements;
for certain cryptocurrency-linked ETFs, the Advisor’s familiarity with digital assets and Bitcoin, Ether, Solana and XRP in particular, as well as processes related to assessing risk and liquidity with respect to investments in cryptocurrency derivatives, the Advisor’s familiarity with the market for cryptocurrency derivatives and its ability to manage the ETFs and obtain appropriate exposure in that market, the appropriateness of investing in cryptocurrency-related instruments by the Funds as exchange-traded funds and the potential benefits of a futures-based approach;
a continued investment in personnel and technology by the Advisor that would generally improve capacity and efficien-
cy;
information regarding allocation of Fund brokerage and the selection of counterparties for Fund portfolio transactions, as well as the Advisor’s ability to negotiate generally favorable terms with swap counterparties on behalf of various
Funds; and
the Advisor’s ability to manage the Funds in a tax efficient manner, which is more challenging for Geared ETFs and cryp-
tocurrency-linked ETFs than for traditional ETFs.
The Board considered that the Advisor oversees the operations of the Funds and provides compliance services to the Funds. The
Board also reviewed the Advisor’s compliance program, including specific activities associated with the Funds. The Board dis-
cussed the compliance program with the Funds’ Chief Compliance Officer (the “CCO”). The Board and the CCO discussed the CCO's evaluation of the operation of the Advisor’s compliance program and efforts with respect to the Funds, changes made to the Advi-
sor's compliance program since the CCO's last annual report to the Board, and whether the CCO believed additional enhancements to the compliance program were warranted. The Board discussed compliance issues reported to the Board during prior years and the remediation of such issues. The Board discussed key risk areas identified by the CCO and how such risks are addressed by the compliance program.

Form N-CSR – Items 8-11 (unaudited) :: 39
PROSHARES TRUST
Based upon its review, the Board, including all of the Independent Trustees, concluded with respect to each Fund that (i) the investment advisory services provided by the Advisor with respect to the Fund were of high quality, (ii) the Advisor achieved the investment goals of the Fund, (iii) the Advisor's services benefited the Fund’s shareholders, particularly in light of the nature of the Fund and the services required to support each such Fund and (iv) it was generally satisfied with the nature, quality and extent of services provided by the Advisor to the Funds.
Comparison of Services and Fees
The Advisor presented information about the fairness and reasonableness of the investment advisory fees payable to the Advisor in light of the investment advisory services provided to the Funds at the expense of the Advisor, the costs of these services and the comparability to the fees paid by other investment companies, including ETFs, and in certain cases mutual funds or other invest-
ment vehicles, offering strategies similar to the Funds. The Board discussed the methodology used to prepare the comparative fee data for each Fund and the potential limitations of such data. The Board discussed the challenges in compiling the comparative data and Peer Group information for certain Funds because, by design, many of the Funds are unique, because they are geared funds or because they are based on “thematic” strategies or newer indices or newer asset classes, and few, if any, funds offering substantially similar investment objectives and strategies exist. The Board considered the Advisor’s representation that it found the Peer Groups compiled by the independent consultant to be appropriate but acknowledged the existence of certain differences between certain Funds and their peers that may limit the usefulness of comparisons. The Board noted that the methodology used to compile the Peer Group and comparative data was substantially similar to that used in prior years and is continually re-evalu-
ated. Notwithstanding the challenge associated with Peer Group and data compilation, the Board found the comparative informa-
tion it received to be useful in its evaluation of the fairness and reasonableness of the Advisor's fees.
The Board considered that, in cases where a Fund had higher fees and expenses than other funds in its respective Peer Group, such differences reflected the Advisor’s belief, after considering relevant factors, that the fees and expenses are fair and reasonable in light of the nature and quality of the services provided and in relation to fees by funds in the Peer Group to their advisers. The Ad-
visor presented information about the significant drivers of cost and also made representations regarding the costs to investors of seeking to achieve the objectives of the Funds on their own and noted that it would be more expensive or impractical to do so.
The Board also considered the fee waiver and/or expense reimbursement arrangements currently in place for each Fund covered under the Advisory Agreement and certain Funds covered under the Unitary Fee Agreement and the net advisory fees paid by each such Fund after taking waivers and reimbursements into account.
The Board also recognized the challenges in comparing fees across fund complexes because there may be variations in services that are included in the fees paid by other ETFs.
The Board, including all of the Independent Trustees, concluded that, with respect to the Funds, the investment advisory fees and any other compensation payable to the Advisor were fair and reasonable in relation to the nature and quality of the services pro-
vided and that the continuance of each Advisory Agreement was in the best interests of the shareholders of the Funds.
Investment Performance of the Funds and the Advisor
The Board considered total return information for each operational Fund and focused on the correlation of returns to benchmark information for each Geared Fund for the 3-month, 1-year, 3-year, 5- year, 10-year and since inception periods ended June 30, 2025, as applicable. The Board also considered performance information provided at regular Board meetings throughout the year. The
Board noted that correlation of returns for each Geared Fund remained strong during the applicable periods and that Geared Fund performance when compared with target performance was generally within expected ranges. The Board further noted that Match-
ing Fund and Active Fund performance compared with benchmark index performance was also generally within expected ranges during the applicable periods. The Board noted that, given the nature of the Funds that are Matching Funds or Geared Funds, the correlation of such Fund’s performance with the performance of its underlying benchmark (or relevant inverse or multiple there-
of) was more meaningful than a Fund’s total return.
With respect to the cryptocurrency-linked Funds, the Board considered each Fund’s relative performance as compared to its re-
spective Peer Group average and benchmark index returns for each of the one-year and since inception periods ended June 30,
2025, as applicable. The Board noted that each such Fund’s performance was generally in line with the comparative Peer Groups, even if the Fund underperformed one or more of its peers for a particular period.
After reviewing the performance of the Funds, the Board, including all of the Independent Trustees, concluded that the perfor-
mance of the Funds was satisfactory.

40 :: Form N-CSR – Items 8-11 (unaudited)
PROSHARES TRUST
Profitability
The Board considered and discussed the significant drivers of cost incurred by or expected to be incurred by the Advisor in man-
aging the Funds, including, but not limited to, employee compensation, information technology, intellectual capital, regulatory compliance, daily portfolio rebalancing of the Geared Funds, and entrepreneurial risk, and considered the costs that investors likely would incur if they independently sought to achieve the objectives of the Funds. The Board considered and discussed with representatives of the Advisor the profitability to the Advisor of its management of each of the Funds with respect to each Fund individually and all Funds collectively. The Board also discussed the Advisor’s profitability, including the expense allocation methodology used in the Advisor’s profitability analysis. It was noted that the methodology for determining profitability was conducted in a similar fashion as the prior year.
Based on its review, the Board, including all of the Independent Trustees, concluded that the profitability to the Advisor was rea-
sonable in light of the services and benefits provided to each Fund.
Economies of Scale
The Board discussed with representatives of the Advisor potential economies of scale in connection with the management and op-
eration of each Fund, as well as the effect of the contractual expense limitations undertaken by the Advisor. The Board considered that each Fund covered by the Investment Advisory Agreement pays the Advisor an annual investment advisory fee of 0.75% of average daily net assets (other than the ProShares Global Listed Private Equity ETF, which pays 0.50%, and the ProShares Infla-
tion Expectations ETF, which pays 0.55%), and that, pursuant to a contractual waiver, the Advisor has agreed to reduce each such
Fund's annual investment advisory fee by 0.05% on assets in excess of $4.0 billion up to $5.5 billion, 0.10% on assets in excess of $5.5 billion up to $7.0 billion, 0.15% on assets in excess of $7.0 billion up to $8.5 billion, and 0.20% on assets in excess of $8.5 billion, through at least September 30, 2026. The Board considered that, during the fiscal period, certain Funds were subject to investment advisory fee reductions as a result of breakpoint fee reductions.
The Board considered that the Funds covered by the Unitary Fee Agreement pay a fee that remains the same (as a percentage of such a Fund’s net assets) as asset levels increase. The Board also noted that under the Unitary Fee Agreement the Advisor is contractually obligated to pay actual costs above the Unitary Fee (other than excluded costs) and that the Unitary Fee Agreement provides an effective cap on each subject Fund’s normal operating expenses, which otherwise would be higher if a Fund does not achieve sufficient size. The Board also noted the Advisor’s representation that such an arrangement provides important dis-
tribution benefits for the Funds and addresses competitive pressures within the ETF industry, particularly with “strategic” or
“matching” funds.
The Board also considered the asset levels of the other Funds that have no breakpoints in their contractual advisory fees and determined that it would not be necessary to implement breakpoints at this time. The Board noted that the asset levels of some
Funds increase and decrease, sometimes significantly, and therefore economies of scale may be elusive.
The Board considered that certain Funds may benefit from the expense limitation arrangements in place for those Funds.
The Board indicated to the Advisor that it will continue to consider and evaluate, on an ongoing basis, potential economies of scale and how Fund shareholders might benefit from those economies of scale.
Other Benefits
The Board also considered the Advisor’s non-advisory management services, including those performed under a separate Man-
agement Services Agreement for Funds covered under the Investment Advisory Agreement. The Board considered the fact that the Geared Funds’ shareholders, and the shareholders of certain Matching Funds, tend to be active traders, which adds a level of complexity to the management of those Funds as the Advisor needs to account for significant asset flows in and out of the Funds.
The Board also considered any indirect, or “fall-out,” benefits that the Advisor or its affiliates derived from their relationship to the Funds but concluded that such benefits were relatively insignificant.
Conclusions
Based on, but not limited to, the above considerations and determinations, the Board, including all of the Independent Trustees, determined that the Advisory Agreements for the Funds are fair and reasonable in light of the nature, extent and quality of the services to be performed, the fee rates to be paid, the Advisor’s expenses and such other matters as the Board considered relevant in the exercise of its business judgement. Accordingly, the Board concluded that the continuance of the Advisory Agreements was in the best interests of the shareholders of the Funds. On this basis, the Board unanimously voted in favor of the renewal of the
Advisory Agreements.

This report is submitted for the general information of the shareholders of ProShares. It is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus. To obtain the most recent month end performance information for each ETF, visit ProShares.com.
“Ultra COIN”, “Ultra CRCL”, “Ultra NVDA”, “Ultra PLTR”, “Ultra TSLA”, are trademarks of Credit Suisse Securities (USA) LLC or one of its affiliates. ProShares have not been passed on by these entities or their subsidiaries or affiliates as to their legality or suitability.
ProShares are not sponsored, endorsed, sold or promoted by these entities or their subsidiaries or affiliates, and they make no representation regarding the advisability of investing in ProShares . THESE ENTITIES AND THEIR SUBSIDIARIES AND AFFILIATES MAKE
NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO PROSHARES.
ProShares Trust
7272 Wisconsin Avenue, 21st Floor, Bethesda, MD 20814
866.PRO.5125 866.776.5125
ProShares.com

Item 12. Disclosure Of Proxy Voting Policies And Procedures For Closed-End Management Investment Companies.
Not applicable to the Registrant.
Item 13. Portfolio Managers of Closed-End Management Investment Companies.
Not applicable to the Registrant.
Item 14. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
Not applicable to the Registrant.
Item 15. Submission of Matters to a Vote of Security Holders.
The Registrant did not have in place procedures by which shareholders may recommend nominees to the Registrant’s board of trustees.
Item 16. Controls and Procedures.
        (a)           The Registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the Registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s Rules and Forms.
        (b)           There were no changes in the Registrant’s internal control over financial reporting that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.
Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.
Not applicable to the Registrant.
Item 18. Recovery of Erroneously Awarded Compensation.
        (a)           Not applicable.
        (b)           Not applicable.
Item 19. Exhibits.
        (a)(1)      Annual item, not applicable.
        (a)(2)      Not applicable.
        (a)(3)      Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.
        (a)(4)      Not applicable.
        (a)(5)      Not applicable.
        (b)           Certification required by Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 is attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
ProShares Trust

By:	/s/Todd Johnson
Todd B. Johnson
President and Principal Executive Officer
February 4, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.
By:	/s/Todd Johnson
Todd B. Johnson
President and Principal Executive Officer
February 4, 2026

By:	/s/Maria Sell
Maria Clem Sell
Treasurer, Principal Financial Officer and Principal Accounting Officer
February 4, 2026